     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 1, 2006

                                                             FILE NO. 333-101933

                                                                       811-09295

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                                 / /
POST-EFFECTIVE AMENDMENT NO. 12                                             /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 217                                         /X/

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                             SEPARATE ACCOUNT SEVEN

                           (Exact Name of Registrant)

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 843-1941

              (Depositor's Telephone Number, Including Area Code)

                                RICHARD J. WIRTH
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on August 14, 2006, pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on             , pursuant to paragraph (a)(1) of Rule 485
/ /    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

------------------------------------------------------------------------------
------------------------------------------------------------------------------

                                     PART A

HARTFORD LEADERS

SEPARATE ACCOUNT SEVEN
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085

[TELEPHONE ICON]      1-800-862-6668 (CONTRACT OWNERS)
                      1-800-862-7155 (REGISTERED REPRESENTATIVES)
[COMPUTER ICON]       WWW.HARTFORDINVESTOR.COM

                                                             [THE HARTFORD LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This prospectus describes information you should know before you purchase Series II, Series IIR and Series III of Hartford Leaders variable annuity. Please read it carefully before you purchase your variable annuity or make subsequent Premium Payments. Series II Contracts were issued before January 30, 2004. Series IIR Contracts were issued after January 30, 2004, but before May 2, 2005. Series III Contracts are issued on or after May 2, 2005.

The differences between Series II/IIR Contracts and Series III Contracts are the fees, expenses, and death benefits.



This variable annuity is a Contract between you and Hartford Life and Annuity Insurance Company ("us," "we" or "our") where you agree to make at least one Premium Payment. Your Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:


X  Flexible, because you may add Premium Payments at any time.

X Generally tax-deferred, which means you may not have to pay taxes until you take money out or until we start to make Annuity Payouts.

X Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.

You must allocate your Premium Payment to "Sub-Accounts." The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products and certain other non-public investors ("Funds"). These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund even though they may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Funds are part of the following portfolio companies: AIM Variable Insurance Funds, American Funds Insurance Series, Hartford Series Fund, Inc., MFS(R) Variable Insurance Trust(SM), and Franklin Templeton Variable Insurance Products Trust. The Funds are described in greater detail in Section 3.



In certain Contracts, you may also allocate some or all of your Premium Payment to the Fixed Accumulation Feature, which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Accumulation Feature are not segregated from our assets like the assets of the Separate Account.




Please read this prospectus carefully before investing and keep it for your records. You can also contact us to get a Statement of Additional Information free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC" or "Commission"). Although we file this prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (www.sec.gov). You may also obtain a copy of this prospectus and the Statement of Additional Information, as amended from time to time, in a compact disk by contacting us.


This Contract IS NOT:

-   A bank deposit or obligation

-   Federally insured

-   Endorsed by any bank or governmental agency



This variable annuity may not be suitable for everyone. This variable annuity may not be appropriate for people who do not have a long time horizon for the investments or intend to engage in market timing. If you are investing in a variable annuity through a tax-advantaged retirement plan (such as a 401(k) plan or Individual Retirement Account ("IRA"), you will get NO ADDITIONAL TAX advantage from this variable annuity. Under these circumstances, consider buying a variable annuity only if it makes sense because of the annuity's other features, such as lifetime income payments and death benefit protection. The tax rules that apply to variable annuities can be complicated -- before investing, you may want to consult a tax adviser about the tax consequences to you of investing in a variable annuity.




This prospectus is written in connection with the promotion or marketing of the matters(s) addressed in this material. The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.


--------------------------------------------------------------------------------



PROSPECTUS DATED: AUGUST 14, 2006
STATEMENT OF ADDITIONAL INFORMATION DATED: AUGUST 14, 2006

2                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------



TABLE OF CONTENTS




                                                                          PAGE
--------------------------------------------------------------------------------
1. HIGHLIGHTS                                                                  3
2. SYNOPSIS                                                                    7
3. GENERAL CONTRACT INFORMATION                                               15
   The Company                                                                15
   The Separate Account                                                       15
   The Funds                                                                  15
   Fixed Accumulation Feature                                                 21
4. PERFORMANCE RELATED INFORMATION                                            22
5. THE CONTRACT                                                               22
   a. Purchases and Contract Value                                            22
   b. Charges and Fees                                                        28
   c. Surrenders                                                              31
   d. Annuity Payouts                                                         32
   e. Standard Death Benefits                                                 36
   f. Other Programs Available                                                40
6. OPTIONAL DEATH BENEFITS                                                    42
   a. MAV Plus                                                                42
7. OPTIONAL WITHDRAWAL BENEFITS                                               44
   a. The Hartford's Principal First Preferred                                44
   b. The Hartford's Lifetime Income Foundation                               47
   c. The Hartford's Lifetime Income Builder II                               55
   d. The Hartford's Principal First                                          63
8. OTHER INFORMATION                                                          66
   a. Definitions                                                             66
   b. State Variations                                                        69
   c. Legal Matters                                                           70
   d. Financial Statements                                                    71
   e. More Information                                                        72
9. FEDERAL TAX CONSIDERATIONS                                                 74
10. TAX QUALIFIED RETIREMENT PLANS                                            80
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                      87
APPENDIX I -- DEATH BENEFIT  -- EXAMPLES                                      88
APPENDIX II -- ACCUMULATION UNIT VALUES                                       99
APPENDIX A -- PRODUCT COMPARISON INFORMATION                                 115
APPENDIX B -- OPTIONAL BENEFITS COMPARISONS                                  119
APPENDIX C -- THE HARTFORD'S LIFETIME INCOME BUILDER                         125

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                3

-------------------------------------------------------------------------------



1. HIGHLIGHTS




A. HOW TO BUY OUR VARIABLE ANNUITY




We offer several types of individual deferred variable annuities. Available variations of this Contract generally differ in terms of:




- Fees & Charges                          - Fixed Accumulation Feature
- Liquidity                               - Minimum Initial Investment





For a side-by-side comparison of the differences between these types of Contracts, see Appendix A. NOT EVERY TYPE OF CONTRACT IS NECESSARILY AVAILABLE FROM YOUR BROKER-DEALER, INVESTMENT ADVISER, FINANCIAL ADVISER OR SELLING FIRM ("Registered Representative"). The type of Contract you select will be specified on your application.




PREMIUM PAYMENTS --




To purchase a Contract, you must complete our application or order request and submit it to us for approval with your first Premium Payment. The minimum first Premium Payment must be:




            NON-QUALIFIED CONTRACTS                    QUALIFIED CONTRACTS
--------------------------------------------------------------------------------
                     $1,000                                   $1,000





In some circumstances, we may permit a lower minimum initial investment if you enroll in the InvestEase(R) Program. Minimum additional investments must generally be $500 (other than systematic additional investments of as little as $50 from a checking or savings account into your Contract made through the InvestEase Program, subject to state variations). See Section 5(f) for a description of this optional program. Premium Payments may not exceed $1 million without our prior approval. For more information, see Section 5(a).




MAXIMUM ISSUE AGE: Subject to state variations and rider limitations, the Annuitant, Owner or joint Owner cannot be older than age 85 on the date your Contract is issued. See sections 5(a) & 8(b) for more information. We, or any Registered Representative, may refuse to sell a Contract or any optional benefit rider to any person based on their age and other criteria. Certain optional benefit riders may have separate maximum issue age restrictions as listed below or may be subject to further restrictions set by your Registered Representative or us. See section 1(b) for additional information.




RIGHT TO EXAMINE PERIOD: For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract without a sales charge. You may be subject to market losses or gains prior to our receipt of your request for cancellation. See section 8(b)for state variations.




B. PROTECTION BENEFITS




We offer two types of protection benefits through this Contract.




- WITHDRAWAL BENEFITS provide you with an income stream over your lifetime or for a certain period and frequency during either the accumulation phase (while you may make Premium Payments) or pay-out phase of your Contract (while you receive Annuity Payouts). Our optional guaranteed minimum withdrawal benefits are available for an additional fee.




- DEATH BENEFITS provide a way to transfer your Death Benefit value to your Beneficiary upon the death of the Annuitant, Contract Owner or joint Contract Owner before we begin to make Annuity Payouts. The Death Benefit issued with your Contract is based on the age of the Annuitant, Contract Owner or joint Contract Owner on the date the Contract is issued. Death Benefits include "Standard Death Benefits" or "optional Death Benefits" which are available for an additional fee.




ANNUITY PAYOUT OPTIONS --




When your Contract reaches the Annuity Commencement Date (the end of the accumulation phase and the beginning of the pay-out phase), we convert your Contract Value ("annuitize") into Annuity Payouts. We offer the following ways that you can take Annuity Payouts:




- Payments for a Period Certain           - Life Annuity
- Life Annuity with Payments for a        - Life Annuity with a Cash Refund
  Period Certain
- Joint and Last Survivor Annuity with    - Joint and Last Survivor Annuity
  Payments for a Period Certain
                                          - Joint and Last Survivor Annuity with
                                            Payments for a Period Certain

4                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------



OPTIONAL WITHDRAWAL BENEFITS --




We offer the following ways for you to receive a guaranteed withdrawal amount before you annuitize your Contract:




- THE HARTFORD'S PRINCIPAL FIRST PREFERRED: This rider provides an annual Benefit Payment generally equal to 5% of your Premium Payments during each Contract Year until your Benefit Amount is reduced to zero. Benefit Payments can begin at any time and can be taken on any schedule that you request. [Maximum issue ages of Owner(s) and Annuitant -- 70 for non-qualified plans and IRA or qualified plans]. See Section 7(a) for more information.




- THE HARTFORD'S LIFETIME INCOME FOUNDATION: Provided you follow the benefit rules, this rider provides an annual Lifetime Benefit Payment that is intended to continue over the lifetimes of one or more Covered Lives depending on the survivor option chosen. The amount of your Lifetime Benefit Payment is dependent upon the date of your first partial Surrender and the age of the Relevant Covered Life. [Single Life Option: Maximum issue ages of Owner(s) and Annuitant -- 80; Joint/Spousal Option: Maximum issue ages of Owner(s), Annuitant and Beneficiary -- 80] See Section 7(b) for more information.




- THE HARTFORD'S LIFETIME INCOME BUILDER II: Provided you follow the benefit rules, this rider provides an annual Lifetime Benefit Payment that is intended to continue over the lifetimes of one or more Covered Lives depending on the survivor option chosen. The amount of your Lifetime Benefit Payment is dependent upon the date of your first partial Surrender, the age of the Relevant Covered Life and automatic annual Payment Base increases. [Single Life Option: Maximum issue ages of Owner(s) and Annuitant -- 75; Joint/Spousal Option: Maximum issue ages of Owner(s), Annuitant and Beneficiary -- 75]: See Section 7(c) for more information. Subject to state approval of this rider, The Hartford's Lifetime Income Builder is closed to new investors. Please refer to Appendix C for a description of that rider.




- THE HARTFORD'S PRINCIPAL FIRST: This rider provides a Benefit Payment generally equal to 7% of your Benefit Amount during each Contract Year, as may be adjusted for step-ups that you may elect on or after the fifth Contract Anniversary or five years after the last step up occurred until your Benefit Amount is reduced to zero. Benefit Payments can begin at any time and can be taken on any schedule that you request. [Maximum issue ages of Owner(s) and Annuitant -- 85 for non-qualified plans and age 80 for IRA or qualified plans]. See Section 7(d) for more information.




Certain optional withdrawal benefit riders include investment restrictions that we do not currently enforce. If enforced, they could impact investment performance and Sub-Account choices.




Optional withdrawal benefits are acutely affected by Surrenders in excess of permissible limits (speed limits). Because violation of these restrictions could accelerate depletion of future withdrawals and "lifetime" benefits, investors should carefully consider their liquidity needs before selecting any of these optional riders.




Please refer to Appendix B for a side-by-side comparison of optional withdrawal benefits. Please refer to Appendix C for a description of The Hartford's Lifetime Income Builder which is closed to new investors pending state approval of The Hartford's Lifetime Income Builder II.




DEATH BENEFITS




STANDARD DEATH BENEFITS (SERIES III) --




- PREMIUM SECURITY DEATH BENEFIT (Maximum issue age(s) of Owner(s) and Annuitant -- 80): The highest of:




    (i)  Contract Value;




    (ii) Total Premium Payments adjusted for partial Surrenders; or




    (iii) The lesser of Maximum Anniversary Value or the sum of Contract Value plus 25% of Maximum Anniversary Value (excluding Premium Payments we receive within 12 months of death).




-   ASSET PROTECTION DEATH BENEFIT (Issue age(s) of Owner(s) and Annuitant -- 81
    - 85): The highest of:




    (i)  Contract Value; or




    (ii) The lesser of Premium Payments (adjusted for partial Surrenders) or the sum of Contract Value plus 25% of total Premium Payments adjusted for partial Surrenders (excluding Premium Payments we receive within 12 months of death).




References to "Contract Value" refer to such value on the date we receive due proof of death. See Section 5(e) for more information.




STANDARD DEATH BENEFITS (SERIES II & IIR) --




- PREMIUM PROTECTION DEATH BENEFIT (Maximum issue age(s) of Owner(s) and Annuitant -- 76): The highest of:




    (i)  Contract Value; or

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                5

-------------------------------------------------------------------------------



    (ii) Total Premium Payments adjusted for partial Surrenders.




- ASSET PROTECTION DEATH BENEFIT (Maximum issue age(s) of Owner(s) and Annuitant -- 85): The highest of:




    (i)  Contract Value;




    (ii) Contract Value plus 25% of total Premium Payments adjusted for partial Surrenders (excluding Premium Payments we receive within 12 months of death); or




    (iii) Contract Value plus 25% of Maximum Anniversary Value.




References to "Contract Value" refer to such value on the date we receive due proof of death. See Section 5(e) for more information.




- The Hartford's Lifetime Income Foundation and Hartford's Lifetime Income Builder II each include a death benefit feature that guarantees that we will pay to the Beneficiary the greater of the Contract Value or return of Premium Payments adjusted for Surrenders. These death benefit features replace the Standard Death Benefit provided under this Contract. See Sections 7(b) and 7(c) for more information.




OPTIONAL DEATH BENEFITS --




- MAV/MAV Plus (Maximum issue ages of Owner(s) and Annuitant -- 75): The MAV Plus Death Benefit guarantees that we will pay to the Beneficiary the greater of the Premium Security Death Benefit or the greatest of: (i) Maximum Anniversary Value, or (ii) the Earnings Protection Benefit. The MAV Plus Death Benefit is not available in certain states and is replaced by an alternative Death Benefit called the "MAV Death Benefit" (which excludes the Earnings Protection Benefit). See Sections 6(a) & 8(b) for more information.




C. INVESTMENT OPTIONS




We offer a variety of Fund investment options to help you meet your investment goals and risk tolerance. The list of available Funds varies by the form of Contract you select. Investment performance associated with the Funds you select affect your Contract Value and other benefits under this Contract. The Funds and investment programs are described in greater detail in sections 3 & 5(f).




In certain Contracts, you may also allocate some or all of your Premium Payment to the Fixed Accumulation Feature which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Refer to Appendix A for a description of forms of Contract that provide a Fixed Accumulation Feature.




D. CHARGES AND FEES




SALES CHARGES --




This Contract is subject to a Contingent Deferred Sales Charge when you make a full or partial Surrender of your Contract, subject to certain exceptions. Please refer to Sections 2, 5(b) and 8(b) for more information.




CONTRACT CHARGES --




This Contract is subject to the following charges:




-   Mortality and Expense Risk Charges




-   Administrative Charges




-   Annual Maintenance Fee




-   Premium Taxes




-   Optional Rider Fees (if chosen)




OPTIONAL CONTRACT CHARGES --




                                                        ANNUAL CHARGE           DEDUCTION FREQUENCY          CHARGE BASED ON
---------------------------------------------------------------------------------------------------------------------------------
The Hartford's Principal First Preferred                    0.20%                      Daily                Sub-Account Value
The Hartford's Principal First                              0.50%                      Daily                Sub-Account Value
The Hartford's Lifetime Income Foundation                   0.30%                    Annually                 Payment Base
The Hartford's Lifetime Income Builder II                   0.40%                    Annually                 Payment Base
The Hartford's Lifetime Income Builder                      0.40%                    Annually                Benefit Amount
MAV Plus                                                    0.30%                      Daily                Sub-Account Value

6                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------



Charges and fees may have a significant impact on Contract Values and the investment performance of Sub-Accounts. This impact may appear to be more significant with Contracts with lower Contract Values. See Sections 2, 5(b), 6, 7 and 8(b) for more information.




E. SOME THINGS TO CONSIDER BEFORE YOU BUY A VARIABLE ANNUITY




You should work with a Registered Representative that you trust (along with a family member or friend, if needed), read all sales and disclosure materials thoroughly, and ask questions to ensure that you understand what you are buying. Owning a deferred variable annuity represents a long-term financial commitment that can offer real benefits. However, a variable annuity may not be right for everyone. BEFORE YOU INVEST, YOU SHOULD CONSIDER WHETHER, AMONG OTHER THINGS,
YOU:




- intend to hold the variable annuity for an appropriate period of time (also referred to as investment time horizon);




-   can afford to make Premium Payments based on your other assets and income;




- understand how this product works and how charges may affect your investments;




-   are able to accept market fluctuations based on underlying Fund performance;




- have a need for income, tax deferral or a death benefit (especially if you are an older person);




-   do not plan to make frequent Sub-Account transfers;




- know that taking Surrenders may have tax consequences such as, for instance, if you are younger than 59 1/2 when you make a Surrender, you may have to pay a federal income tax penalty on some or all of the money you take out. See Sections 9 & 10 for more information;




- understand that investing in a variable annuity through any form of qualified plan or IRA will provide no additional tax advantages;




- understand that, pursuant to IRS Regulations, required minimum distributions from qualified contracts will be determined based on the actuarial present value of any additional benefits provided under the annuity as well as the annuity's prior year-end value; and/or




- realize that transferring the ownership of your Contract may trigger adverse tax consequences and can result in the recalculation of your benefits.




For more information about variable annuities, see www.nasd.com.




F. WILL YOUR REGISTERED REPRESENTATIVE BE PAID A COMMISSION OR RECEIVE ANY TYPE OF COMPENSATION FOR SELLING THIS VARIABLE ANNUITY?




We pay an up-front commission to the Financial Intermediary that your Registered Representative is associated with of generally up to 7% of each Premium Payment or trail commissions of generally not more than 1% of your Contract Value. Commissions vary based on the type of Contract sold. We also pay a lower commission for sales to persons over age 80. We also provide various promotional incentives to induce Financial Intermediaries to promote our products over others. This could create an incentive for your Registered Representative to recommend products that best compensate them rather than ones that may meet your needs. Check with your Registered Representative about how they are being compensated for their recommendations. See section 8(c) for more information.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                7

-------------------------------------------------------------------------------

2. SYNOPSIS

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT OR SURRENDER THE CONTRACT. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

CONTRACT OWNER TRANSACTION EXPENSES



SALES CHARGE IMPOSED ON PURCHASES (as a percentage of Premium Payments)                               None
CONTINGENT DEFERRED SALES CHARGE (as a percentage of Premium Payments) (1)
        First Year (2)                                                                                    7%
        Second Year                                                                                       7%
        Third Year                                                                                        7%
        Fourth Year                                                                                       6%
        Fifth Year                                                                                        5%
        Sixth Year                                                                                        4%
        Seventh Year                                                                                      3%
        Eighth Year                                                                                       0%
        Surrender Fee (as a percentage of amount Surrendered, if applicable)                              0%
        Exchange Fee                                                                                      0%



(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. See section 5(b) for more information.

(2) Length of time from each Premium Payment.

CONTRACT OWNER PERIODIC EXPENSES -- SERIES III CONTRACTS

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS (EXCEPT AS NOTED) DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.



                                                                                                      SERIES III
ANNUAL MAINTENANCE FEE (3)                                                                               $30
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account Value)
        Mortality and Expense Risk Charge                                                                  1.15%
        Administrative Charge                                                                              0.20%
        Total Separate Account Annual Expenses                                                             1.35%
MAXIMUM OPTIONAL CHARGES (as a percentage of average daily Sub-Account Value
        The Hartford's Principal First Preferred Charge (4)                                                0.20%
        The Hartford's Principal First Charge (4)(5)                                                       0.75%
        MAV/MAV Plus Charge                                                                                0.30%
        Total Separate Account Annual Expenses with optional benefit separate account charges (4)          2.40%
MAXIMUM OPTIONAL CHARGES (as a percentage of Benefit Amount or Payment Base)
    The Hartford's Lifetime Income Foundation (4)(6)(7)                                                    0.30%
    The Hartford's Lifetime Income Builder II Charge (4)(5)(6)(7)                                          0.75%
    The Hartford's Lifetime Income Builder Charge (4)(5)(6)(7)                                             0.75%

8                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

CONTRACT OWNER PERIODIC EXPENSES -- SERIES II AND SERIES IIR CONTRACTS



                                                                                                           SERIES II &
                                                                                                            SERIES IIR
ANNUAL MAINTENANCE FEE (3)                                                                                  $30
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account Value)
        Mortality and Expense Risk Charge                                                                        1.20%
        Administrative Charge                                                                                    0.15%
        Total Separate Account Annual Expenses                                                                   1.35%
MAXIMUM OPTIONAL CHARGES (as a percentage of average daily Sub-Account Value)
        The Hartford's Principal First Preferred Charge (4)                                                      0.20%
        The Hartford's Principal First Charge (4)(5)                                                             0.75%
        MAV/MAV Plus Charge                                                                                      0.30%
        Total Separate Account Annual Expenses with optional benefit separate account charges (4)                2.40%
MAXIMUM OPTIONAL CHARGES (as a percentage of Benefit Amount or Payment Base)
        The Hartford's Lifetime Income Foundation (4)(6)(7)                                                      0.30%
        The Hartford's Lifetime Income Builder II Charge (4)(5)(6)(7)                                            0.75%
        The Hartford's Lifetime Income Builder Charge (4)(5)(6)(7)                                               0.75%





(3) An annual $30 charge deducted on a Contract Anniversary and upon Surrender if the Contract Value at either of those times is less than $50,000.




(4) Total Separate Account Annual Expenses with optional Separate Account based charges includes charges for the highest combination of optional charges. You may choose only one of the following: The Hartford's Principal First Preferred, The Hartford's Lifetime Income Foundation, The Hartford's Principal First or The Hartford's Lifetime Income Builder II. If The Hartford's Lifetime Income Builder II has not yet been approved in your state, you may choose The Hartford's Lifetime Income Builder instead.




(5) The current charges for new purchases of a Contract with The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II and The Hartford's Principal First are 0.40%, 0.40% and 0.50%, respectively.




(6) The annual charge is deducted on each Contract Anniversary and upon Surrender. We reserve the right to waive the rider charge if you Surrender your Contract prior to your first Contract Anniversary from the initial offering of this rider.




(7) The charge for The Hartford's Lifetime Income Foundation and The Hartford's Lifetime Income Builder II is based on your Payment Base. The charge for The Hartford's Lifetime Income Builder is based on your Benefit Amount.




THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


                                                  MINIMUM        MAXIMUM
---------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES               0.49  %        4.03  %
  (these are expenses that are deducted from
  Fund assets,
  including management fees, Rule 12b-1
  distribution
  and/or service fees, and other expenses)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                9

-------------------------------------------------------------------------------

THE NEXT TABLE SHOWS THE TOTAL ANNUAL FUND OPERATING EXPENSES FOR EACH UNDERLYING FUND AS OF ITS YEAR END. ACTUAL FEES AND EXPENSES FOR THE UNDERLYING FUNDS VARY DAILY. AS A RESULT, THE FEES AND EXPENSES FOR ANY GIVEN DAY MAY BE GREATER OR LESS THAN THE TOTAL ANNUAL FUND OPERATING EXPENSES LISTED BELOW. MORE DETAIL CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND. THE INFORMATION PRESENTED, INCLUDING ANY EXPENSE REIMBURSEMENT ARRANGEMENTS, IS BASED ON PUBLICLY-AVAILABLE INFORMATION AND IS QUALIFIED IN ITS ENTIRETY BY THE THEN CURRENT PROSPECTUS FOR EACH UNDERLYING FUND. THESE EXPENSES MAY VARY FROM YEAR TO YEAR.

                         ANNUAL FUND OPERATING EXPENSES
                           AS OF THE FUND'S YEAR END
                        (As a percentage of net assets)



                                            12B-1                                                                   TOTAL NET
                                         DISTRIBUTION                     TOTAL ANNUAL       CONTRACTUAL              ANNUAL
                                            AND/OR                            FUND          FEE WAIVERS OR             FUND
                          MANAGEMENT      SERVICING         OTHER          OPERATING           EXPENSE              OPERATING
FUND                         FEES            FEES          EXPENSES         EXPENSES        REIMBURSEMENTS           EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value       0.72%             N/A           0.30%             1.02%               0.05%           0.97%  (1)(2)
  Fund -- Series I
AIM V.I. Capital           0.61%             N/A           0.29%             0.90%                 N/A           0.90%  (2)(5)
  Appreciation Fund --
  Series I
AIM V.I. Core Equity       0.60%             N/A           0.27%             0.87%                 N/A           0.87%  (2)(5)(6)
  Fund -- Series I
AIM V.I. Demographic       0.77%             N/A           0.38%             1.15%               0.14%           1.01%  (1)(3)
  Trends Fund --
  Series I
AIM V.I. Government        0.47%             N/A           0.41%             0.88%               0.04%           0.84%  (7)(8)
  Securities Fund --
  Series I
AIM V.I. International     0.73%             N/A           0.38%             1.11%                 N/A           1.11%  (2)
  Growth Fund --
  Series I
AIM V.I. Large Cap         0.75%             N/A           0.41%             1.16%               0.15%           1.01%  (3)(4)(5)(9)
  Growth Fund --
  Series I
AIM V.I. Mid Cap Core      0.72%             N/A           0.31%             1.03%                 N/A           1.03%  (2)
  Equity Fund - -
  Series I
AIM V.I. Small Cap         0.85%             N/A           0.72%             1.57%               0.42%           1.15%  (9)(10)
  Equity Fund --
  Series I
American Funds Asset       0.34%  (11)     0.25%           0.01%             0.60%               0.03%           0.57%
  Allocation Fund --
  Class 2
American Funds Blue        0.44%  (11)     0.25%           0.01%             0.70%               0.04%           0.66%
  Chip Income and
  Growth Fund --Class
  2
American Funds Bond        0.43%  (11)     0.25%           0.01%             0.69%               0.04%           0.65%
  Fund -- Class 2
American Funds Global      0.58%  (11)     0.25%           0.04%             0.87%               0.05%           0.82%
  Growth Fund -- Class
  2
American Funds Global      0.69%  *        0.25%           0.04%             0.98%                 N/A           0.98%
  Growth and Income
  Fund --Class 2
American Funds Global      0.74%  (11)     0.25%           0.05%             1.04%               0.07%           0.97%
  Small Capitalization
  Fund -- Class 2
American Funds Growth      0.33%  (11)     0.25%           0.02%             0.60%               0.03%           0.57%
  Fund --Class 2
American Funds             0.28%  (11)     0.25%           0.01%             0.54%               0.02%           0.52%
  Growth-Income Fund
  -- Class 2
American Funds             0.52%  (11)     0.25%           0.05%             0.82%               0.05%           0.77%
  International Fund
  -- Class 2
American Funds New         0.84%  (11)     0.25%           0.08%             1.17%               0.07%           1.10%
  World Fund --Class 2
Franklin Flex Cap          0.75%  (12)     0.25%  (13)     0.48%  (12)       1.48%  (14)         0.55%  (12)     0.93%  (12)
  Growth Securities
  Fund -- Class 2

10                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                 12B-1                                                               TOTAL NET
                                              DISTRIBUTION                     TOTAL ANNUAL     CONTRACTUAL           ANNUAL
                                                 AND/OR                            FUND        FEE WAIVERS OR          FUND
                               MANAGEMENT      SERVICING         OTHER          OPERATING         EXPENSE            OPERATING
FUND                              FEES            FEES          EXPENSES         EXPENSES      REIMBURSEMENTS        EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities      0.46%  (15)     0.25%  (13)     0.02%             0.73%             N/A             0.73%
  Fund --Class 2
Franklin Large Cap Growth       0.73%  (15)     0.25%  (13)     0.03%             1.01%             N/A             1.01%
  Securities Fund -- Class
  2
Franklin Large Cap Value        0.74%  (12)     0.22%  (13)     0.91%  (12)       1.87%  (14)     0.97%  (12)       0.90%  (12)
  Securities Fund -- Class
  2
Franklin Rising Dividends       0.62%  (15)     0.25%  (13)     0.02%             0.89%           0.02%  (16)       0.87%  (16)
  Securities Fund --Class 2
Franklin Small-Mid Cap          0.48%           0.25%  (13)     0.28%             1.01%           0.02%  (16)       0.99%  (16)
  Growth Securities Fund --
  Class 2
Franklin Strategic Income       0.39%             N/A           0.27%             0.66%             N/A             0.66%
  Securities Fund -- Class
  1
Hartford Money Market HLS       0.45%             N/A           0.04%             0.49%             N/A             0.49%
  Fund -- Class IA
MFS(R) Capital                  0.75%             N/A           0.23%  (17)       0.98%  (17)     0.08%  (18)       0.90%  (17)
  Opportunities Series --
  Initial Class
MFS(R) Emerging Growth          0.75%             N/A           0.13%  (17)       0.88%  (17)       N/A             0.88%  (17)
  Series --Initial Class
MFS(R) Global Equity Series     1.00%             N/A           0.48%  (17)       1.48%  (17)     0.33%  (18)       1.15%  (17)
  --Initial Class
MFS(R) High Income Series       0.75%             N/A           0.15%  (17)       0.90%  (17)     0.00%  (18)       0.90%  (17)
  --Initial Class
MFS(R) Investors Growth         0.75%             N/A           0.15%  (17)       0.90%  (17)       N/A             0.90%  (17)
  Stock Series -- Initial
  Class
MFS(R) Investors Trust          0.75%             N/A           0.13%  (17)       0.88%  (17)       N/A             0.88%  (17)
  Series --Initial Class
MFS(R) Mid Cap Growth           0.75%             N/A           0.17%  (17)       0.92%  (17)       N/A             0.92%  (17)
  Series --Initial Series
MFS(R) New Discovery Series     0.90%             N/A           0.16%  (17)       1.06%  (17)       N/A             1.06%  (17)
  --Initial Class
MFS(R) Research Bond Series     0.60%             N/A           0.52%  (17)       1.12%  (17)     0.42%  (19)(20)   0.70%  (17)
  --Initial Class
MFS(R) Research                 0.90%             N/A           3.13%  (17)       4.03%  (17)     2.93%  (20)       1.10%  (17)
  International Series --
  Initial Class
MFS(R) Research Series --       0.75%             N/A           0.18%  (17)       0.93%  (17)       N/A             0.93%  (17)
  Initial Class
MFS(R) Total Return Series      0.75%             N/A           0.09%  (17)       0.84%  (17)       N/A             0.84%  (17)
  -- Initial Class
MFS(R) Value Series --          0.75%             N/A           0.16%  (17)       0.91%  (17)     0.01%  (18)       0.90%  (17)
  Initial Class
Mutual Discovery Securities     0.80%           0.25%  (13)     0.23%             1.28%             N/A             1.28%
  Fund --Class 2
Mutual Shares Securities        0.60%           0.25%  (13)     0.18%             1.03%             N/A             1.03%
  Fund --Class 2
Templeton Developing            1.24%             N/A           0.29%             1.53%             N/A             1.53%
  Markets Securities Fund
  -- Class 1

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               11

-------------------------------------------------------------------------------

                                        12B-1                                                                        TOTAL NET
                                     DISTRIBUTION                        TOTAL ANNUAL        CONTRACTUAL              ANNUAL
                                        AND/OR                               FUND           FEE WAIVERS OR             FUND
                    MANAGEMENT        SERVICING           OTHER           OPERATING            EXPENSE               OPERATING
FUND                   FEES              FEES            EXPENSES          EXPENSES         REIMBURSEMENTS           EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
Templeton             0.65%             0.25%             0.17%             1.07%             0.05%  (16)           1.02%  (16)
  Foreign
  Securities
  Fund --Class
  2
Templeton             0.75%  (15)       0.25%  (13)       0.07%             1.07%               N/A                 1.07%
  Growth
  Securities
  Fund --Class
  2

(1) Effective January 1, 2005 through December 31, 2009, the advisor has contractually agreed to waive a portion of its advisory fees. The fee waiver reflects this agreement.

(2) The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses of Series I shares to 1.30% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganizations as approved by the Fund's Board of Trustees; and
     (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation agreement is in effect through April 30, 2007.

(3) Effective July 1, 2005, the Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses of Series I shares to 1.01% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest;
     (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganizations as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The Fee Waiver has been restated to reflect this agreement. This limitation agreement is in effect through April 30, 2007.

(4) On April 4, 2006, shareholders of AIM V.I. Blue Chip Fund approved the reorganization of AIM V.I. Blue Chip Fund into AIM V.I. Large Cap Growth Fund, effective June 12, 2006.

(5) As a result of a reorganization of another Fund into the Fund, which will occur on or about May 1, 2006 for AIM V.I. Capital Appreciation Fund and AIM V.I. Core Equity Fund and June 12, 2006 for AIM V.I. Large Cap Growth Fund, the Fund's Total Annual Operating Expenses have been restated to reflect such reorganization.

(6) Effective upon the closing of the Reorganization which will occur on or about May 1, 2006, the advisor for AIM V.I. Core Equity Fund has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses of Series I shares to 0.91% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganizations as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation agreement is in effect through April 30, 2007.

(7) Effective July 1, 2005, the Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses of Series I shares to 0.73% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest;
     (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganizations as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it

12                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

     holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The Fee Waiver has been restated to reflect this agreement. This limitation agreement is in effect through April 30, 2007.

(8) Other Expenses includes interest expense of 0.11%.

(9) Effective January 1, 2005 through June 30, 2006, the advisor has contractually agreed to waive a portion of its advisory fees. The fee waiver reflects this agreement.

(10) Effective July 1, 2005, the Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses of Series I shares to 1.15% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest;
     (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganizations as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The Fee Waiver has been restated to reflect this agreement. This limitation agreement is in effect through April 30, 2007.

(11) The fund's investment adviser began waiving 5% of its management fees on September 1, 2004. Beginning April 1, 2005, this waiver increased to 10% and will continue at this level until further review.

(12) The manager and administrator have agreed in advance to waive or limit their respective fees and, if necessary, to assume as their own expense certain expenses otherwise payable by the Fund (other than certain expenses, including litigation, indemnification or other extraordinary events) so that total expenses do not exceed 0.93% for Franklin Flex Cap Growth Securities Fund (Flex Cap) and 0.90% for Franklin Large Cap Value Securities Fund (Large Cap Value). The manager also has agreed to reduce its fees to reflect reduced services resulting from a Fund's investment in the Sweep Money Fund. Before these fee waivers and reductions, the management fees and total operating expenses for the period ended December 31, 2005, would have been 0.75% and 1.48%, respectively, for Flex Cap, and 0.74% and 1.87%, respectively, for Large Cap Value. After April 30, 2007, the manager and administrator may discontinue the fee waiver. The manager, however, is required by the Board and an SEC exemptive order to reduce its fees with respect to assets invested by a Fund in the Sweep Money Fund.

(13) While the maximum amount payable under the Fund's class rule 12b-1 plan is 0.35% per year of the Fund's class average annual net assets, the Board has set the current rate at 0.25% per year.

(14) Operating expenses are annualized.

(15) The Fund administration fee is paid indirectly through the management fee.

(16) The Fund's manager has agreed in advance to reduce its fees with respect to assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Fund's Board of Trustees (Board) and an exemptive order by the Securities and Exchange Commission (SEC).

(17) Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent, and may have entered into brokerage arrangements that reduced or recaptured series' expenses. Any such expense reductions are not reflected in the table. Had these expense reductions been taken into account, "Net Expenses" would be lower.

(18) MFS has contractually agreed to bear the series' expenses such that "Other Expenses" (determined without giving effect to the expense reduction arrangements described above), do not exceed 0.15% annually. This expense limitation arrangement excludes management fees, taxes, extraordinary expenses, brokerage and transaction costs and expenses associated with the series' investing activities. This contractual fee arrangement will continue until at least April 30, 2007, unless earlier terminated or revised with the consent of the Board of Trustees which oversees the series.

(19) MFS has contractually agreed to waive its right to receive 0.10% of the management fee annually. This contractual agreement will continue until at least April 30, 2007, unless earlier terminated or modified with the consent of the Board of Trustees which oversees the series.

(20) MFS has contractually agreed to bear the series' expenses such that "Other Expenses" (determined without giving effect to the expense reduction arrangements described above), do not exceed 0.20% annually. This expense limitation arrangement excludes management fees, taxes, extraordinary expenses, brokerage and transaction costs and expenses associated with the series' investing activities. This contractual fee arrangement will continue until at least April 30, 2007, unless earlier terminated or revised with the consent of the Board of Trustees which oversees the series.

* The Series' investment adviser is waiving 10% of its management fees. The waiver will continue until further review.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               13

-------------------------------------------------------------------------------

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLES REFLECT A DEDUCTION FOR ANY CONTINGENT DEFERRED SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES INCLUDING THE HIGHEST COMBINATION OF OPTIONAL CHARGES, AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES OF THE UNDERLYING FUNDS. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES, INCOME TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT. IF YOU DO NOT SELECT ALL OF THE OPTIONAL BENEFITS, YOUR EXPENSES WOULD BE LOWER THAN THOSE SHOWN IN THE EXAMPLES.



THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLES, WE ASSUME A CONTRACT VALUE OF $10,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. OUR AVERAGE CONTRACT VALUE IS $80,000, BUT WE USE A SMALLER CONTRACT VALUE SO THAT WE CAN SHOW YOU THE HIGHEST POSSIBLE DEDUCTIONS. THE EXAMPLES ASSUME THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT IS SURRENDERED. IF YOUR CONTRACT VALUE IS $50,000 OR MORE, WE WAIVE THE ANNUAL MAINTENANCE FEE, SO THE EXAMPLES SHOW CHARGES THAT ARE HIGHER THAN YOU WOULD HAVE TO PAY. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $10,000 CONTRACT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.30%.




THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED, THAT YOU ELECTED THE HARTFORD'S LIFETIME INCOME BUILDER II WITH A MAXIMUM CHARGE OF 0.75% OF THE PAYMENT BASE AND YOUR CONTRACT VALUE WAS HIGHER THAN YOUR PREMIUM PAYMENTS AS OF THE DATE OF EACH SURRENDER. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


SERIES III CONTRACTS



(1)  If you Surrender your Contract at the end of the applicable time period:




1 year                                                                    $1,351
3 years                                                                   $2,665
5 years                                                                   $3,761
10 years                                                                  $6,376





(2)  If you annuitize at the end of the applicable time period:




1 year                                                                      $582
3 years                                                                   $1,925
5 years                                                                   $3,222
10 years                                                                  $6,276





(3)  If you do not Surrender your Contract:




1 year                                                                      $688
3 years                                                                   $2,029
5 years                                                                   $3,326
10 years                                                                  $6,376

14                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

SERIES II AND SERIES IIR CONTRACTS

(1)  If you Surrender your Contract at the end of the applicable time period:

1 year                                                                    $1,330
3 years                                                                   $2,606
5 years                                                                   $3,664
10 years                                                                  $6,189

(2)  If you annuitize at the end of the applicable time period:

1 year                                                                      $659
3 years                                                                   $1,960
5 years                                                                   $3,217
10 years                                                                  $6,182

(3)  If you do not Surrender your Contract:

1 year                                                                      $667
3 years                                                                   $1,967
5 years                                                                   $3,224
10 years                                                                  $6,189

CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------



When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. For more information on how Accumulation Unit Values are calculated see Section 5(a). Please refer to Appendix II for information regarding the minimum and maximum class of Accumulation Unit Values. All classes of Accumulation Unit Values may be obtained, free of charge, by contacting us.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               15

-------------------------------------------------------------------------------

3. GENERAL CONTRACT INFORMATION

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

We are a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on April 1, 1999 and is registered as a unit investment trust under the 1940 Act. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or us. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate
Account:

- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Is not subject to the liabilities arising out of any other business we may conduct. However, all obligations under the Contract are our general corporate obligations.

- Is not affected by the rate of return of our General Account or by the investment performance of any of our other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds without regard to our other income, gains or losses.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

In a low interest rate environment, yields for Money Market Sub-Accounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and Charges for Optional Benefits (if applicable), may be negative even though the underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a Money Market Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a Money Market Sub-Account under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

THE FUNDS



FUNDS                                                      ADVISOR                                 OBJECTIVE SUMMARY
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND SUB-ACCOUNT    A I M Advisors, Inc.                         Long-term growth of capital
  which purchases Series I shares of
  the AIM V.I. Basic Value Fund of the
  AIM Variable Insurance Funds
AIM V.I. CAPITAL APPRECIATION FUND       A I M Advisors, Inc.                         Growth of capital
  SUB-ACCOUNT  which purchases Series I
  shares of the AIM V.I. Capital
  Appreciation Fund of the AIM Variable
  Insurance Funds
AIM V.I. CORE EQUITY FUND SUB-ACCOUNT    A I M Advisors, Inc.                         Growth of capital
  which purchases Series I shares of
  the AIM V.I. Core Equity Fund of the
  AIM Variable Insurance Funds

16                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------



FUNDS                                                      ADVISOR                                 OBJECTIVE SUMMARY
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. DEMOGRAPHIC TRENDS FUND         A I M Advisors, Inc.                         Long-term growth of capital
  SUB-ACCOUNT  (formerly AIM V.I. Dent
  Demographic Trends Fund) which
  purchases Series I shares of the AIM
  V.I. Demographic Trends Fund of the
  AIM Variable Insurance Funds
AIM V.I. GOVERNMENT SECURITIES FUND      A I M Advisors, Inc.                         High level of current income consistent
  SUB-ACCOUNT which purchases Series I                                                with reasonable concern for safety of
  shares of the AIM V.I. Government                                                   principal
  Securities Fund of the AIM Variable
  Insurance Funds
AIM V.I. INTERNATIONAL GROWTH FUND       A I M Advisors, Inc.                         Long-term growth of capital
  SUB-ACCOUNT which purchases Series I
  shares of the AIM V.I. International
  Growth Fund of the AIM Variable
  Insurance Funds
AIM V.I. LARGE CAP GROWTH FUND           A I M Advisors, Inc.                         Long-term growth of capital
  SUB-ACCOUNT which purchases Series I
  shares of the AIM V.I. Large Cap
  Growth Fund of the AIM Variable
  Insurance Funds
AIM V.I. MID CAP CORE EQUITY FUND        A I M Advisors, Inc.                         Long-term growth of capital
  SUB-ACCOUNT which purchases Series I
  shares of the AIM V.I. Mid Cap Core
  Equity Fund of the AIM Variable
  Insurance Funds
AIM V.I. SMALL CAP EQUITY FUND           A I M Advisors, Inc.                         Long-term growth of capital
  SUB-ACCOUNT which purchases Series I
  shares of the AIM V.I. Small Cap
  Equity Fund of the AIM Variable
  Insurance Funds
AMERICAN FUNDS ASSET ALLOCATION FUND     Capital Research and Management Company      High total return, including income and
  SUB-ACCOUNT which purchases Class 2                                                 capital gains, consistent with the
  shares of the Asset Allocation Fund                                                 preservation of capital over the long term
  of American Funds Insurance Series
  (also known as American Variable
  Insurance Series)
AMERICAN FUNDS BLUE CHIP INCOME AND      Capital Research and Management Company      Produce income exceeding the average yield
  GROWTH FUND SUB-ACCOUNT which                                                       on U.S. stocks generally (as represented by
  purchases Class 2 shares of the Blue                                                the average yield on the Standard & Poor's
  Chip Income and Growth Fund of                                                      500 Composite Index) and to provide an
  American Funds Insurance Series (also                                               opportunity for growth of principal
  known as American Variable Insurance                                                consistent with sound common stock
  Series)                                                                             investing
AMERICAN FUNDS BOND FUND SUB-ACCOUNT     Capital Research and Management Company      High level of current income as is
  which purchases Class 2 shares of the                                               consistent with the preservation of capital
  Bond Fund of American Funds Insurance
  Series (also known as American
  Variable Insurance Series)
AMERICAN FUNDS GLOBAL GROWTH FUND        Capital Research and Management Company      Long-term growth of capital
  SUB-ACCOUNT which purchases Class 2
  shares of the Global Growth Fund of
  American Funds Insurance Series (also
  known as American Variable Insurance
  Series)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               17

-------------------------------------------------------------------------------

FUNDS                                                      ADVISOR                                 OBJECTIVE SUMMARY
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH AND INCOME  Capital Research and Management Company      Seeks to make your investment grow over
  FUND SUB-ACCOUNT which purchases                                                    time and provide you with current income by
  Class 2 shares of the Global Growth                                                 investing primarily in stocks of
  and Income Fund of American Funds                                                   well-established companies located around
  Insurance Series (also known as                                                     the world.
  American Variable Insurance Series)
AMERICAN FUNDS GLOBAL SMALL              Capital Research and Management Company      Long-term growth of capital
  CAPITALIZATION FUND SUB-ACCOUNT which
  purchases Class 2 shares of the
  Global Small Capitalization Fund of
  American Funds Insurance Series (also
  known as American Variable Insurance
  Series)
AMERICAN FUNDS GROWTH FUND SUB-ACCOUNT   Capital Research and Management Company      Long-term growth of capital
  which purchases Class 2 shares of the
  Growth Fund of American Funds
  Insurance Series (also known as
  American Variable Insurance Series)
AMERICAN FUNDS GROWTH-INCOME FUND        Capital Research and Management Company      Growth of capital and income
  SUB-ACCOUNT which purchases Class 2
  shares of the Growth-Income Fund of
  American Funds Insurance Series (also
  known as American Variable Insurance
  Series)
AMERICAN FUNDS INTERNATIONAL FUND        Capital Research and Management Company      Long-term growth of capital
  SUB-ACCOUNT which purchases Class 2
  shares of the International Fund of
  American Funds Insurance Series (also
  known as American Variable Insurance
  Series)
AMERICAN FUNDS NEW WORLD FUND            Capital Research and Management Company      Long-term growth of capital
  SUB-ACCOUNT which purchases Class 2
  shares of the New World Fund of
  American Funds Insurance Series (also
  known as American Variable Insurance
  Series)
FRANKLIN FLEX CAP GROWTH SECURITIES      Franklin Advisers, Inc.                      Capital appreciation
  FUND SUB-ACCOUNT which purchases
  Class 2 shares of the Franklin Flex
  Cap Growth Securities Fund of the
  Franklin Templeton Variable Insurance
  Products Trust
FRANKLIN INCOME SECURITIES FUND          Franklin Advisers, Inc.                      Maximize income while maintaining prospects
  SUB-ACCOUNT which purchases Class 2                                                 for capital appreciation
  shares of the Franklin Income
  Securities Fund of the Franklin
  Templeton Variable Insurance Products
  Trust

18                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

FUNDS                                                      ADVISOR                                 OBJECTIVE SUMMARY
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN LARGE CAP VALUE SECURITIES      Franklin Advisory Services, LLC              Long-term capital appreciation
  FUND SUB-ACCOUNT which purchases
  Class 2 shares of the Franklin Large
  Cap Value Securities Fund of the
  Franklin Templeton Variable Insurance
  Products Trust
FRANKLIN LARGE CAP GROWTH SECURITIES     Franklin Advisers, Inc.                      Capital appreciation
  FUND SUB-ACCOUNT which purchases
  Class 2 shares of the Franklin Large
  Cap Growth Securities Fund of the
  Franklin Templeton Variable Insurance
  Products Trust
FRANKLIN RISING DIVIDENDS SECURITIES     Franklin Advisory Services, LLC              Long-term capital appreciation with
  FUND SUB-ACCOUNT which purchases                                                    preservation of capital as an important
  Class 2 shares of the Franklin Rising                                               consideration
  Dividends Securities Fund of the
  Franklin Templeton Variable Insurance
  Products Trust
FRANKLIN SMALL-MID CAP GROWTH            Franklin Advisers, Inc.                      Long-term capital growth
  SECURITIES FUND SUB-ACCOUNT (formerly
  Franklin Small Cap Fund Sub-Account)
  which purchases Class 2 shares of the
  Franklin Small-Mid Cap Growth
  Securities Fund of the Franklin
  Templeton Variable Insurance Products
  Trust
FRANKLIN STRATEGIC INCOME SECURITIES     Franklin Advisers, Inc.                      High level of current income, with capital
  FUND SUB-ACCOUNT which purchases                                                    appreciation over the long term as a
  Class 1 shares of the Franklin                                                      secondary goal
  Strategic Income Securities Fund of
  the Franklin Templeton Variable
  Insurance Products Trust
HARTFORD MONEY MARKET HLS FUND           HL Investment Advisors, LLC; sub-advised by  Maximum current income consistent with
  SUB-ACCOUNT which purchases Class IA   Hartford Investment Management Company       liquidity and preservation of capital
  shares of Hartford Money Market HLS
  Fund of Hartford Series Fund, Inc.
MFS CAPITAL OPPORTUNITIES SERIES         MFS Investment Management(R)                 Capital appreciation
  SUB-ACCOUNT  which purchases Initial
  Class shares of the MFS(R) Capital
  Opportunities Series of the MFS(R)
  Variable Insurance Trust (Closed to
  Contracts issued on or after May 2,
  2005)
MFS EMERGING GROWTH SERIES SUB-ACCOUNT   MFS Investment Management(R)                 Long-term growth of capital
  which purchases Initial Class shares
  of the MFS(R) Emerging Growth Series
  of the MFS(R) Variable Insurance
  Trust
MFS GLOBAL EQUITY SERIES SUB-ACCOUNT     MFS Investment Management(R)                 Capital appreciation
  which purchases Initial Class shares
  of the MFS(R) Global Equity Series of
  the MFS(R) Variable Insurance Trust

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               19

-------------------------------------------------------------------------------

FUNDS                                                      ADVISOR                                 OBJECTIVE SUMMARY
---------------------------------------------------------------------------------------------------------------------------------
MFS HIGH INCOME SERIES SUB-ACCOUNT       MFS Investment Management(R)                 High current income
  which purchases Initial Class shares
  of the MFS(R) High Income Series of
  the MFS(R) Variable Insurance Trust
MFS INVESTORS GROWTH STOCK SERIES        MFS Investment Management(R)                 Long-term growth of capital and future
  SUB-ACCOUNT  which purchases Initial                                                income rather than current income
  Class shares of the MFS(R) Investors
  Growth Stock Series of the MFS(R)
  Variable Insurance Trust
MFS INVESTORS TRUST SERIES SUB-ACCOUNT   MFS Investment Management(R)                 Long-term growth of capital and secondarily
  which purchases Initial Class shares                                                to provide reasonable current income
  of the MFS(R) Investors Trust Series
  of the MFS(R) Variable Insurance
  Trust
MFS MID CAP GROWTH SERIES SUB-ACCOUNT    MFS Investment Management(R)                 Long-term growth of capital
  which purchases Initial Class shares
  of the MFS(R) Mid Cap Growth Series
  of the MFS(R) Variable Insurance
  Trust
MFS NEW DISCOVERY SERIES SUB-ACCOUNT     MFS Investment Management(R)                 Capital appreciation
  which purchases Initial Class shares
  of the MFS(R) New Discovery Series of
  the MFS(R) Variable Insurance Trust
MFS RESEARCH BOND SERIES SUB-ACCOUNT     MFS Investment Management(R)                 Total return (high current income and
  which purchases Initial Class shares                                                long-term growth of capital)
  of the MFS(R) Research Bond Series of
  the MFS(R) Variable Insurance Trust
MFS RESEARCH INTERNATIONAL SERIES        MFS Investment Management(R)                 Capital appreciation
  SUB-ACCOUNT  which purchases Initial
  Class shares of the MFS(R) Research
  International Series of the MFS(R)
  Variable Insurance Trust
MFS RESEARCH SERIES SUB-ACCOUNT which    MFS Investment Management(R)                 Long-term growth and future income
  purchases Initial Class shares of the
  MFS(R) Research Series of the MFS(R)
  Variable Insurance Trust
MFS TOTAL RETURN SERIES SUB-ACCOUNT      MFS Investment Management(R)                 Above-average income
  which purchases Initial Class shares
  of the MFS(R) Total Return Series of
  the MFS(R) Variable Insurance Trust
MFS VALUE SERIES SUB-ACCOUNT which       MFS Investment Management(R)                 Capital appreciation and reasonable income
  purchases Initial Class shares of the
  MFS(R) Value Series of the MFS(R)
  Variable Insurance Trust
MUTUAL DISCOVERY SECURITIES FUND         Franklin Mutual Advisors, LLC, sub-advised   Capital appreciation
  SUB-ACCOUNT which purchases Class 2    by Franklin Templeton Investment Management
  shares of the Mutual Discovery         Limited
  Securities Fund of the Franklin
  Templeton Variable Insurance Products
  Trust

20                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

FUNDS                                                      ADVISOR                                 OBJECTIVE SUMMARY
---------------------------------------------------------------------------------------------------------------------------------
MUTUAL SHARES SECURITIES FUND            Franklin Mutual Advisors, LLC                Capital appreciation, with income as a
  SUB-ACCOUNT which purchases Class 2                                                 secondary goal
  shares of the Mutual Shares
  Securities Fund of the Franklin
  Templeton Variable Insurance Products
  Trust
TEMPLETON DEVELOPING MARKETS SECURITIES  Templeton Asset Management Ltd.              Long-term capital appreciation
  FUND SUB-ACCOUNT which purchases
  Class 1 shares of the Templeton
  Developing Markets Securities Fund of
  the Franklin Templeton Variable
  Insurance Products Trust
TEMPLETON FOREIGN SECURITIES FUND        Templeton Investment Counsel, LLC            Long-term capital growth
  SUB-ACCOUNT which purchases Class 2
  shares of the Templeton Foreign
  Securities Fund of the Franklin
  Templeton Variable Insurance Products
  Trust
TEMPLETON GROWTH SECURITIES FUND         Templeton Global Advisors Limited,           Long-term capital growth
  SUB-ACCOUNT which purchases Class 2    sub-advised by Templeton Asset Management
  shares of the Templeton Growth         Ltd.
  Securities Fund of the Franklin
  Templeton Variable Insurance Products
  Trust

Each Fund has varying degrees of risk depending on their portfolio. Funds are also subject to separate fees and expenses such as portfolio management fees, distribution fees and operating expenses that affect investment returns. PLEASE CONTACT US TO OBTAIN A COPY OF THE PROSPECTUSES FOR EACH FUND.

We do not guarantee the investment results of any of the underlying Funds.

The Funds may not be available in all states.



MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose Contract Values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund.


Certain underlying Fund shares may also be sold to tax-qualified plans pursuant to an exemptive order and applicable tax laws. If Fund shares are sold to non-qualified plans, or to tax-qualified plans that later lose their tax-qualified status, the affected Funds may fail the diversification requirements of Code Section 817(h), which could have adverse tax consequences for Contract Owners with premiums allocated to the affected Funds. See Section 8 for more information.



VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Funds' shareholder meetings. To the extent required by federal securities laws or regulations, we will:


- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

-   Arrange for the handling and tallying of proxies received from Contract
    Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               21

-------------------------------------------------------------------------------

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.



SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- Subject to any applicable law, we may make certain changes to the Funds offered under your contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Sub-Accounts. We may liquidate one or more Sub-Accounts if the board of directors of any underlying Fund determines that such actions are prudent.


We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.



UNDERLYING FUND RELATED PAYMENTS -- We receive varying amounts of revenue from the underlying Funds or Fund related parties as compensation for, or in consideration of savings associated with, administrative services for the Separate Account (these fees have sometimes been called "revenue sharing fees"). The services for which we receive such fees include record keeping, accounting, and the mailing of periodic reports, fund prospectuses and proxy materials, processing of purchase and redemption transactions, marketing assistance and distribution related services. Revenue sharing fees are typically based on an annual percentage of the average daily net assets of the affected Funds. Revenue sharing fees are paid from management fees or other advisor profits, or the Fund's "Other Expenses." We also receive fees through distribution and/or servicing plans adopted pursuant to Rule 12b-1 under the 1940 Act. Revenue sharing fees and Rule 12b-1 fees do not exceed 0.50% of the annual percentage of the average daily net assets. Additionally, we or our affiliates may use revenue sharing and Rule 12b-1 fees to pay Fund related parties for wholesaler support, training and marketing activities for certain Funds. These fees (sometimes called "marketing expense allowances") vary, but do not exceed 0.25% of the Premium Payments invested in a particular Fund. Revenue sharing and Rule 12b-1 fees are included among the several factors that we consider when deciding to include a Fund within this variable product.


FIXED ACCUMULATION FEATURE



THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE 1933 ACT AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SEC HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURES.


Premium Payments and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. Premium Payments and Contract Values allocated to the Fixed Accumulation Feature are available to our general creditors.

We guarantee that we will credit interest to amounts you allocate to the Fixed Accumulation Feature at a rate that meets your State's minimum requirements. We may change the minimum guaranteed interest rate subject only to applicable State insurance law. We may credit interest at a rate in excess of the minimum guaranteed interest rate. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are: general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors.

We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out" basis. The Fixed Accumulation Feature interest rates may vary by State.

22                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF THE MINIMUM GUARANTEED INTEREST RATE WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEED INTEREST RATE FOR ANY GIVEN YEAR.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion.

We may restrict your ability to allocate Contract Values or Premium Payments to the Fixed Accumulation Feature at any time in our sole discretion. We may close the Fixed Accumulation Feature to new Premium Payments or transfers of existing Contract Value. We may also make the Fixed Accumulation Feature available only through enrollment in a program that we establish.

4. PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.



When a Sub-Account advertises its standardized total return, it will usually be calculated since the later of the date of the Separate Account's inception or the Sub-Account's inception for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any Contingent Deferred Sales Charge, Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.


The Separate Account may also advertise non-standardized total returns that pre-date the inception of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for Contingent Deferred Sales Charge or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. This yield is based on the 30-day SEC yield of the underlying Fund less the recurring charges at the Separate Account level.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

5. THE CONTRACT

A. PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?



The Contract is an individual or group tax-deferred variable annuity Contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:


- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

-   Individual Retirement Annuities adopted according to Section 408 of the
    Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state; and

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               23

-------------------------------------------------------------------------------

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as non-qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax-deferred treatment under the Code.



Refer to the Highlights section and Appendix A for more information about the different forms of contracts we offer. Not all forms of contracts may be available through your Registered Representative.


This prospectus describes three versions of the Contract. Series II of the Contract was issued before January 30, 2004. Series IIR of the Contract was issued between January 30, 2004 and May 2, 2005. Series III is issued on or after May 2, 2005.



HOW DO YOU PURCHASE A CONTRACT?


You may purchase a Contract by completing and submitting an application or an order request along with the minimum initial Premium Payment. Additional Premium Payments are also subject to minimum and maximum thresholds discussed in the Highlights Section.



The maximum age is described in the Sections 1(a) and 8(b). You must be of legal age in the state where the Contract is being purchased or a guardian must act on your behalf. Optional riders are subject to additional maximum issue age restrictions. See sections 6 and 7 for more information.


HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?



Your initial Premium Payment will be invested within two Valuation Days of our actual receipt at our Administrative Offices of a properly completed application or an order request and the Premium Payment is in good order. If we receive your subsequent Premium Payment before the end of a Valuation Day, it will be invested on the same Valuation Day. If we receive your Premium Payment after the end of a Valuation Day, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last instructions on record. We will send you a confirmation when we invest your Premium Payment.


If the request or other information accompanying the initial Premium Payment is incomplete or not in good order when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.



CAN YOU CANCEL YOUR CONTRACT AFTER YOU PURCHASE IT?




We want you to be satisfied with the Contract you have purchased. We urge you to closely examine its provisions. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract (See Section 8(b)). We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information, including a signature guarantee, before we can cancel your Contract.


Unless otherwise required by state law, we will pay you your Contract Value on the day we receive your request to cancel. The Contract Value may be more or less than your Premium Payments depending upon the investment performance of your Sub-Accounts. This means that you bear the risk of any decline in your Contract Value until we receive your notice of cancellation. We do not refund any fees or charges deducted during this period. In certain states, we are required to return your Premium Payment if you decide to cancel your Contract.



CAN YOU CHANGE OWNERSHIP OF YOUR CONTRACT?




We reserve the right to approve all ownership changes, including any assignment of your Contract to others or the pledging of your Contract as collateral. Certain approved changes in ownership may cause a re-calculation of the benefits subject to applicable state law. Generally, we will not re-calculate the benefits under your Contract so long as the change in ownership does not affect the Owner and does not result in a change in the tax identification number under the Contract. Changes in ownership can also adversely affect your Death Benefits and optional withdrawal benefits. See sections 5(e) and 6 - 8 for more information.

24                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------



CAN YOU TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?


You may make transfers between the Sub-Accounts offered in this Contract according to our policies and procedures as amended from time to time.

WHAT IS A SUB-ACCOUNT TRANSFER?

A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Contract Value among the underlying Funds available in your Contract.



You may transfer from one Sub-Account to another before and after the Annuity Commencement Date. Your transfer request will be processed on the day that it is received as long as it is received in good order before the close of the New York Stock Exchange. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.




WHAT HAPPENS WHEN YOU REQUEST A SUB-ACCOUNT TRANSFER?


When you request a Sub-Account transfer, we sell shares of the underlying Fund that makes up the Sub-Account you are transferring from and buy shares of the underlying Fund that makes up the Sub-Account you want to transfer into.

Each day, many Contract Owners request Sub-Account transfers. Some request transfers into a particular Sub-Account, and others request transfers out of a particular Sub-Account. In addition, each day some Contract Owners allocate new Premium Payments to Sub-Accounts, and others request Surrenders. We combine all the requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Sub-Account's underlying Fund we would need to sell to satisfy all Contract Owners' "transfer-out" requests. At the same time, we also combine all the requests to transfer into a particular Sub-Account or new Premium Payments allocated to that Sub-Account and determines how many shares of that Sub-Account's underlying Fund we would need to buy to satisfy all Contract Owners' "transfer-in" requests.

In addition, many of the underlying Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, group funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in transactions similar to the Sub-Account transfers described for variable annuity Contract Owners.

We take advantage of our size and available technology to combine sales of a particular underlying Fund for many of the variable annuities, variable life insurance policies, retirement plans, group funding agreements or other products offered by us or our affiliates. We also combine all the purchases of that particular underlying Fund for many of the products we offer. We then "net" those trades. This means that we sometimes reallocate shares of an underlying Fund within our accounts rather than buy new shares or sell shares of the underlying Fund.

For example, if we combine all transfer-out requests and Surrenders of a Stock Fund Sub-Account with all other sales of that underlying Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Contract Owners and the owners of other products offered by us, want to purchase or transfer-in an amount equal to $300,000 of that Fund, then we would send a sell order to the underlying Fund for $700,000, which is a $1 million sell order minus the purchase order of $300,000.



WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?


You should be aware that there are several important restrictions on your ability to make a Sub-Account transfer.

FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER EACH DAY. We limit each Contract Owner to one Sub-Account Transfer each day. We count all Sub-Account transfer activity that occurs on any one day as one Sub-Account transfer, except you cannot transfer the same Contract Value more than once a day.

For example, if the only transfer you make on a day is a transfer of $10,000 from a Money Market Fund Sub-Account into another Sub-Account, it would count as one Sub-Account transfer. If, however, on a single day you transfer $10,000 out of the Money Market Fund Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer. Likewise, if on a single day you transferred $10,000 out of the Money Market Fund Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer. Conversely, if you have $10,000 in Contract Value distribution among 10 different Sub-Accounts and you request to transfer the Contract Value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               25

-------------------------------------------------------------------------------

However, you cannot transfer the same Contract Value more than once in one day. That means if you have $10,000 in the Money Market Fund Sub-Account and you transfer all $10,000 into a Stock Fund Sub-Account, on that same day you could not then transfer the $10,000 out of the Stock Fund Sub-Account into another Sub-Account.



SECOND, WE HAVE IMPLEMENTED POLICIES DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT TRANSFERS, WHICH CAN ALSO AFFECT THOSE NOT ENGAGED IN THESE EXCESSIVE
TRANSFERS. You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, we do not want you to purchase this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same underlying Fund, or engaging in frequent Sub-Account transfers in order to exploit inefficiencies in the pricing of the underlying Fund. Even if you do not engage in market timing, certain Sub-Account restrictions may be imposed on you, as mentioned below.


We attempt to curb frequent transfers in the following ways:

X  20 Transfer Rule; and

X  Abusive Transfer Policy



THE 20 TRANSFER RULE -- We employ the "20 Transfer Rule" to help curb frequent Sub-Account transfers. Under this policy, you are allowed to submit a total of 20 Sub-Account transfer requests each Contract Year for each Contract by any of the following methods: U.S. Mail, Voice Response Unit, Internet or telephone. Once these 20 Sub-Account transfers have been requested, you may submit any additional Sub-Account transfer requests only in writing by U.S. Mail or overnight delivery service. Transfer requests by telephone, Voice Response Unit, via the Internet or sent by same day mail or courier service will not be accepted. After 20 Sub-Account transfers have been requested, if you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it.




We actively monitor Contract Owners' compliance with this policy. We will send you a letter after your 10th Sub-Account transfer to remind you of our Sub-Account transfer policy. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the Internet. You will be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.




Each Contract Anniversary, we reset your transfers to allow 20 new Sub-Account transfers.


We may make changes to this policy at any time and to ensure our compliance with applicable law and official interpretations.

ABUSIVE TRANSFER POLICY -- Regardless of the number of Sub-Account transfers you have done under the 20 Transfer Rule, you still may have your Sub-Account transfer privileges restricted if you violate the Abusive Transfer Policy, which is designed to respond to market timing activity observed by the underlying Funds.

Under the Abusive Transfer Policy, we rely on the underlying Funds to identify a pattern or frequency of Sub-Account transfers that the underlying Fund wants us to investigate. Most often, the underlying Fund will identify a particular day where it experienced a higher percentage of shares bought followed closely by a day where it experienced the almost identical percentage of shares sold. Once an underlying Fund contacts us, we run a report that identifies all Contract Owners who transferred in or out of that underlying Fund's Sub-Account on the day or days identified by the underlying Fund. We then review the Contracts on that list to determine whether transfer activity of each identified Contract violates our written Abusive Transfer Policy. We don't reveal the precise details of this policy to make it more difficult for abusive traders to adjust their behavior to escape detection under this procedure. We can tell you that we consider some or all of the following factors in our review:

-   the dollar amount of the transfer;

-   the total assets of the Funds involved in the transfer;

-   the number of transfers completed in the current calendar quarter;

- whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies; or

- the policies and procedures of a potentially affected underlying Fund regarding frequent trading.



Separate Account investors could be precluded from purchasing Fund shares if we reach an impasse on the execution of Fund abusive trading instructions. In other words, an underlying Fund complex could refuse to allow new purchases of shares by all our variable product investors if we and the Fund complex can not reach a mutually acceptable agreement on how to treat an investor who, in the Fund's opinion, has violated the Fund's abusive trading restrictions.




If you meet the criteria established in our Abusive Transfer Policy, we will terminate your Sub-Account transfer privileges until your next Contract Anniversary, at which point your transfer privileges will be reinstated.

26                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

Since we combine all the purchases of a particular underlying Fund for all the products through net trades, the underlying Fund is unable to identify any specific Contract Owner. As a result, there is the risk that the underlying Fund may not be able to identify abusive transfers.

Upon request by an underlying Fund, and subject to applicable law, we may provide the underlying Fund with the Tax Identification Number, and other identifying information contained in our records, of Contract Owners that engaged in Sub-Account transfers that resulted in our purchase, redemption, transfer or exchange of the shares of that underlying Fund.

ARE THERE ANY EXCEPTIONS TO THESE POLICIES?

INDIVIDUAL EXCEPTIONS. Except for the exceptions listed below, we do not make any exceptions to our policies restricting frequent trading. This means that if you request to be excused from any of the policies and to be permitted to engage in a Sub-Account transfer that would violate any of these policies, we will refuse your request.

SOME ESTABLISHED EXCEPTIONS. You should be aware, however, that the 20 Transfer Rule and the Abusive Transfer Policy do not apply in all circumstances, which we describe here:

- The 20 Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of an established asset allocation program or asset rebalancing that rebalances a Contract Owner's holdings on a periodic, pre-established basis according to the prior written instructions of the Contract Owner or as part of a DCA program, including the DCA Plus program. That means that transfers that occur under these programs are not counted toward the 20 transfers allowed under the 20 Transfer Rule. We do not apply the 20 Transfer Rule to programs, like asset allocation, asset rebalancing and DCA programs, that allow Sub-Account transfers on a regularly scheduled basis because the underlying Funds expect these transfers and they usually do not represent the type of Sub-Account transfers that the underlying Funds find problematic.

- Many of the group variable annuities or group funding agreements are offered to retirement plans, and plan sponsors administer their plan according to Plan documents and administrative services agreements. If these retirement plan documents and administrative services agreements have no restrictions on Sub-Account transfers, then we cannot apply the 20 Transfer Rule and may not be able to apply any other restriction on transfers. We have been working with plan sponsors and plan administrators to ensure that any frequent transfer activity is identified and deterred. We have had only limited success in this area. Frequent transfers by individuals or entities that occur in other investment or retirement products provided by us could have the same abusive affect as frequent Sub-Account transfers done by other Contract Owners.

Other than these exceptions, the only other exceptions to the 20 Transfer Rule impose more restrictive limitations than the 20 Transfer Rule. For example, in Oregon, we have the contractual right to limit Sub-Account transfers to only one Sub-Account transfer every 30 days and to require that the transfer request be sent in writing. We currently do not enforce this right, but should we choose to do so, it would be an exception to the 20 Transfer Rule.

POSSIBILITY OF UNDETECTED FREQUENT TRADING IN THE UNDERLYING FUNDS. In addition to the exceptions we have just described, you should also be aware that there may be frequent trading in the underlying Funds that we are not able to detect and prevent, which we describe here:



- There is a variable annuity that we offer that has no Contingent Deferred Sales Charge. We are aware that frequent traders have used this annuity in the past to engage in frequent Sub-Account transfers that do not violate the precise terms of the 20 Transfer Rule.


- These policies apply only to individuals and entities that own this Contract and any subsequent or more recent versions of this Contract. However, the underlying Funds that make up the Sub-Accounts of this Contract are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.



HOW ARE YOU AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?




Frequent Sub-Account transfers often result in frequent purchases and redemptions of shares of the underlying Fund. Frequent purchases and redemptions of the shares of the underlying Funds may impact a Fund's performance and, as a result, the performance of the Contract. Your costs may increase because the underlying Fund will pass on any increase in fees related to the frequent purchase and redemption of the underlying Fund's securities. There would also be administrative costs associated with these transactions.


Frequent transfers may also cause an underlying Fund to hold more cash than the underlying Fund would like to hold. A large cash position means that the underlying Fund will not be fully invested and may miss a rise in value of the securities that the Fund would have purchased. If the underlying Fund chooses not to hold a larger cash position, then it may have to sell securities that it would have otherwise like to have kept, in order to meet its redemptions obligations. Both of these measures could result in lower performance of the underlying Fund, which in turn would result in lower overall performance of your Contract.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               27

-------------------------------------------------------------------------------



Because frequent transfers may reduce Fund performance, the effect may be a lower Death Benefit paid to your Beneficiary or lower Annuity Payouts for your Payee and an overall reduction of the value of other optional benefits available under your Contract.




WHAT IF A PROSPECTUS FOR THE UNDERLYING FUNDS HAS DIFFERENT POLICIES AND PROCEDURES REGARDING FREQUENT TRADING?




While the prospectuses for the underlying Funds may describe policies and procedures regarding frequent trading that may be different from those described in this variable annuity prospectus, as of the date of this prospectus, the policies and procedures described in this variable annuity prospectus control how we administer Sub-Account transfers. We anticipate that the implementation of Rule 22c-2 under the 1940 Act will impact the way we administer Sub-Account transfers. We will continue to monitor transfer activity and we may modify these restrictions at any time.




FIXED ACCUMULATION FEATURE TRANSFERS -- If applicable, during each Contract Year, you may make transfers out of the Fixed Accumulation Feature to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%).


FIXED ACCUMULATION FEATURE TRANSFER RESTRICTIONS -- Each Contract Year you may transfer the greater of:

- 30% of the greatest Contract Value in the Fixed Accumulation Feature as of any Contract Anniversary or Contract issue date. When we calculate the 30%, we add Premium Payments made after that date but before the next Contract Anniversary. The 30% does not include Contract Value in any DCA Plus Program; or

- An amount equal to your largest previous transfer from the Fixed Accumulation Feature in any one Contract Year.

We apply these restrictions to all transfers from the Fixed Accumulation Feature, including all systematic transfers and Dollar Cost Averaging Programs, except for transfers under our DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

We may defer transfers and Surrenders from the Fixed Accumulation Feature for up to 6 months from the date of your request.

You must wait 6 months after your most recent transfer from the Fixed Accumulation Feature before moving Sub-Account Values back to the Fixed Accumulation Feature. If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.



As a result of these limitations, it may take a significant amount of time (i.e., several years) to move Contract Values in the Fixed Accumulation Feature to Sub-Accounts and therefore this may not provide an effective short term defensive strategy.


TELEPHONE AND INTERNET TRANSFERS -- You can make transfers by contacting us.

Transfer instructions received by telephone on any Valuation Day before the end of any Valuation Day will be carried out that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

Telephone or Internet transfer requests may currently only be cancelled by calling us before the end of the Valuation Day on the Valuation Day you made the transfer request.

We, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that contract owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed power of attorney form. Once we have the completed form on file, we will accept transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a power of attorney.

28                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

B. CHARGES AND FEES



Specific charges and fees are described in the Synopsis (Section 2). Charges for optional benefits are described in Sections 2, 6 and 7.


THE CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to Registered Representatives and the cost of preparing sales literature and other promotional activities.

We may assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender and how long your Premium Payments have been in the Contract. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender. The amount assessed a Contingent Deferred Sales Charge will not exceed your total Premium Payments.



SURRENDER ORDER -- During the Contract Years when a Contingent Deferred Sales Charge may apply to the initial Premium Payment, all Surrenders in excess of the Annual Withdrawal Amount (which is equal to 10% of total Premium Payments) will be taken first from your aggregate Premium Payments, if any. Surrenders in excess of the Annual Withdrawal Amount will be subject to a Contingent Deferred Sales Charge.




Thereafter, Surrenders will be taken first from earnings, then from Premium Payments not subject to a Contingent Deferred Sales Charge, then from 10% of Premium Payments still subject to a Contingent Deferred Sales Charge and then from Premium Payments subject to a Contingent Deferred Sales Charge on a first-in-first-out basis. Only amounts invested for less than the requisite holding period are subject to a Contingent Deferred Sales Charge.




For the examples below, assume that you made an initial Premium Payment of $10,000 and, on the fourth Contract Anniversary, you made an additional Premium Payment of $20,000. These examples are based on a seven year Contingent Deferred Sales Charge schedule.




In Contract Year 6, when your Contract Value is $34,000, you make a partial Surrender of $15,000. Because the initial Premium Payment is still subject to a Contingent Deferred Sales Charge, we will determine the Contingent Deferred Sales Charge for your Partial Payment surrender as follows:


- We will Surrender 10% of your total Premium Payments or $3,000 without charging a Contingent Deferred Sales Charge.

- We will then Surrender the Premium Payments that have been in the Contract the longest.

- That means we would Surrender the entire $10,000 initial Premium Payment and deduct a Contingent Deferred Sales Charge of 4% on that amount, or $400.

- The remaining $2,000 will come from the additional Premium Payment made one year ago and we will deduct a Contingent Deferred Sales Charge of 7% of the $2,000, or $140.

-   Your Contingent Deferred Sales Charge is $540.

In Contract Year 8 (i.e., when the initial Premium Payment is no longer subject to a Contingent Deferred Sales Charge) when your Contract Value is $37,000, you make a partial Surrender of $25,000. Because the initial Premium Payment of $10,000 is not subject to a Contingent Deferred Sales Charge, but the additional Premium Payment of $20,000 is, we will determine the Contingent Deferred Sales Charge for your partial surrender as follows:

- We will first surrender earnings, which is the Contract Value ($37,000) less your Premium Payments
    ($30,000), or $7,000.

- We will next surrender Premium Payments not subject to Contingent Deferred Sales Charges. Therefore, the next $10,000 will be from the surrender of the initial Premium Payment, which has no Contingent Deferred Sales Charge.

- We will next surrender the Annual Withdrawal Amount, which is 10% of the Premium Payments subject to a Contingent Deferred Sales Charge, or $2,000, without charging a Contingent Deferred Sales Charge.



- The final $6,000 will be surrendered from the additional Premium Payment. The Contingent Deferred Sales Charge is 6% of the amount of that Premium Payment that is surrendered, or $360.


-   Your Contingent Deferred Sales Charge is $360.

If you have any questions about these charges, please contact us or your Registered Representative.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               29

-------------------------------------------------------------------------------

THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- Annual Withdrawal Amount -- During the Contract Years when a Contingent Deferred Sales Charge applies, from each Premium Payment, you may take partial Surrenders up to 10% of the total Premium Payments subject to a Contingent Deferred Sales Charge. If you do not take 10% one year, you may not take more than 10% the next year. These amounts are different for group unallocated Contracts and Contracts issued to a Charitable Remainder Trust.

- If you are a patient in a certified long-term care facility or other eligible facility -- We will waive any Contingent Deferred Sales Charge for a partial or full Surrender if you, the joint Contract Owner or the Annuitant, are confined for at least 180 calendar days to a:

X facility recognized as a general hospital by the proper authority of the state in which it is located;

X facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals;

X  facility certified as a hospital or long-term care facility; or

X nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day.

For this waiver to apply, you must:

-   have owned the Contract continuously since it was issued,

-   provide written proof of your eligibility satisfactory to us, and

- request the Surrender within 91 calendar days of the last day that you are an eligible patient in a recognized facility or nursing home.

This waiver is not available if you, the joint Contract Owner or the Annuitant is in a facility or nursing home when you purchase or upgrade the Contract. We will not waive any Contingent Deferred Sales Charge applicable to any Premium Payments made while you are in an eligible facility or nursing home.

This waiver may not be available in all states.

- Upon death of the Annuitant, Contract Owner or joint Contract Owner -- No Contingent Deferred Sales Charge will be deducted if the Annuitant, Contract Owner or joint Contract Owner dies.

- Upon Annuitization -- The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. However, we will charge a Contingent Deferred Sales Charge if the Contract is Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.



- For Required Minimum Distributions -- This allows Annuitants who are age 70 1/2 or older, with a Contract held under an IRA or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge for one year's required minimum distribution for that Contract Year. All requests for Required Minimum Distributions must be in writing.


- For substantially equal periodic payments -- We will waive Contingent Deferred Sales Charge if you take partial Surrenders under the Automatic Income Program where you receive a scheduled series of substantially equal periodic payments for the greater of five years or to age 59 1/2.

- Upon cancellation during the Right to Cancel Period -- No Contingent Deferred Sales Charge will be deducted if you cancel your Contract during the Right to Cancel Period.



See section 7 for more information regarding waivers applicable to optional benefits.


MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge specified above. This charge is deducted from your Sub-Account Value.

The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- Mortality Risk -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur in periods of declining value or in periods where the Contingent Deferred

30                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- Expense Risk -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.



Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned. If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits, as well as revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors as described in Section 8(e). We expect to make a profit from the mortality and expense risk charge.


ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.



We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we may limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other conditions. We do not include contracts from our Putnam Hartford line of variable annuity contracts with the Contracts when we combine Contract Value for purposes of this waiver.


ADMINISTRATIVE CHARGE

For administration, we apply a daily charge against all Contract Values held in the Separate Account during both the accumulation and the annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge imposed on a Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge.

PREMIUM TAXES



We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5%.


CHARGES AGAINST THE FUNDS

Annual Fund Operating Expenses -- The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees, distribution fees and operating expenses and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses.

REDUCED FEES AND CHARGES



We may offer, in our discretion, reduced fees and charges including, but not limited to Contingent Deferred Sales Charges, the Mortality and Expense Risk Charge, the Annual Maintenance Fee, and charges for optional benefits, for certain Contracts (including employer sponsored savings plans) which may result in decreased costs and expenses. Reductions in these fees and charges will not be unfairly discriminatory against any Contract Owner.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               31

-------------------------------------------------------------------------------



C. SURRENDERS




WHAT KINDS OF SURRENDERS ARE AVAILABLE?




Full Surrenders before the Annuity Commencement Date -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges, if applicable, a pro-rated portion of optional benefit charges, if applicable, and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.




Partial Surrenders before the Annuity Commencement Date -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. We will deduct any applicable Contingent Deferred Sales Charge. You can ask us to deduct the Contingent Deferred Sales Charge from the amount you are Surrendering or from your remaining Contract Value. If we deduct the Contingent Deferred Sales Charge from your remaining Contract Value, that amount will also be subject to Contingent Deferred Sales Charge.




There are several restrictions on partial Surrenders before the Annuity Commencement Date:




- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and




- After a Surrender, your Contract Value must be equal to or greater than our then current minimum Contract Value that we establish according to our current policies and procedures. We may change the minimum Contract Value in our sole discretion, with notice to you. Your resulting Death Benefit will be reduced proportionately if you Surrender the majority of your Contract Value. We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after a Surrender.




Full Surrenders after the Annuity Commencement Date -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Payment for a Period Certain Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.




Partial Surrenders after the Annuity Commencement Date -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity With Payments for a Period Certain, Joint and Last Survivor Life Annuity With Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Options. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.




To qualify for partial Surrenders under these Annuity Payout Options you must make the Surrender request during the Period Certain.




We will deduct any applicable Contingent Deferred Sales Charges.




If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, we will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, we will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.




These options may not be available if the Contract is issued to qualify under Code Sections 401, 403, 408, or 457. For such Contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.




Please check with your qualified tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.




HOW DO YOU REQUEST A SURRENDER?




Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone or on the Internet. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.




Written Requests -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:




- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,




-   your tax withholding amount or percentage, if any, and




-   your mailing address.

32                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------



If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from; otherwise, the Surrender will be taken in proportion to the value in each Account.




Telephone Requests -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program, or you are no longer the owner of the Contract. Please call us with any questions regarding restrictions on telephone surrenders.




Internet Requests -- To request a partial Surrender by internet; we must have received your completed Internet partial Withdrawal Program Enrollment Form. If there are joint Owners, both must sign this form. By signing the form, you authorize us to accept Internet instructions for partial Surrenders from either Owner. Internet authorization will remain in effect until we receive a written cancellation notice from you or your joint Owner, we discontinue the program, or you are no longer the owner of the Contract. Please call us with any questions regarding restrictions on Internet Surrenders.




We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.




Telephone and Internet Surrender instructions received before end of a Valuation Day will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.




Completing a Power of Attorney form for another person to act on your behalf may prevent you from making Surrenders via telephone and Internet.




WHAT SHOULD BE CONSIDERED ABOUT TAXES?




There are certain tax consequences associated with Surrenders. If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts. Please refer to the discussions in Sections 9 and 10 for more information.




WE DO NOT MONITOR SURRENDER REQUESTS. CONSULT YOUR PERSONAL TAX ADVISER TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY.




More than one Contract issued in the same calendar year -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these Contracts may be treated as one Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date.




Internal Revenue Code section 403(b) annuities -- As of December 31, 1988, all section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are: (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age 59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.




We encourage you to consult with your qualified tax adviser before making any Surrenders. See Section 9 for more information.




D. ANNUITY PAYOUTS




During the accumulation phase of your Contract we look at the Contract Value, being the sum of the value of the Fixed Accumulation Feature and all Sub-Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. On any Valuation Day the investment performance of the Sub-Accounts will fluctuate with the performance of the underlying Funds.




When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you make to your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of a Sub-Account, settling a Death Benefit claim or by annuitizing your Contract.




To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               33

-------------------------------------------------------------------------------



The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:




- The net asset value per share plus applicable distributions per share of each Fund at the end of the current Valuation Day; divided by




- The net asset value per share of each Fund at the end of the prior Valuation Day; multiplied by




- Contract charges including the daily deductions for the mortality and expense risk charge and any other periodic expenses, including charges for optional benefits, adjusted for the number of days in the period.




We will send you a statement at least annually, which tells you how many Accumulation Units you have, their value and your total Contract Value.




When you "annuitize" your Contract, you begin the process of converting Accumulation Units in what is known as the "payout phase". The payout phase starts with your Annuity Commencement Date and ends when we make the last payment required under your Contract. You should answer five questions:




-   When do you want Annuity Payouts to begin?




-   Which Annuity Payout Option do you want to use?




-   How often do you want the Payee to receive Annuity Payouts?




-   What is the Assumed Investment Return?




- Do you want Annuity Payouts to be fixed dollar amount or variable dollar amount?




Please check with your financial adviser to select the Annuity Payout Option that best meets your income needs.




WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?




You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may ask us to change the Annuity Commencement Date by notifying us within thirty days prior to the date. The Annuity Commencement Date cannot be deferred beyond the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval, which approval may be denied or withheld for any reason. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday. We have the right, in our sole discretion, to agree or refuse to extend your Annuity Commencement Date regardless of whether we may have granted extensions in the past to you or other similarly situated investors. In certain instances, a Financial Intermediary has asked us to restrict Annuity Commencement Date extensions for their customers. Please ask your Registered Representative whether you are affected by any such prohibition and make sure that you fully understand the implications this might have in regard to your withdrawal and death benefits under your Contract and any optional rider chosen. For instance, once you annuitize, you may no longer invest additional Premium Payments and both standard or optional death and withdrawal benefits will terminate. Contact your Registered Representative or us before you make any significant Surrenders (other than systematic withdrawals) and to understand reinstatement privileges that may be available in certain instances. You may choose to begin receiving a variable dollar amount Annuity Payout at any time. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.




The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.




All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.




WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?




Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the Death Benefit section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.




LIFE ANNUITY




We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

34                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------



LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN




We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant's age. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.




LIFE ANNUITY WITH A CASH REFUND




We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value on the Annuity Commencement Date minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus all Annuity Payouts already made. This option is only available for fixed dollar amount Annuity Payouts.




JOINT AND LAST SURVIVOR LIFE ANNUITY




We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:




-   Remain the same at 100%, or




-   Decrease to 66.67%, or




-   Decrease to 50%.




For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.




JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN




We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.




When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:




-   Remain the same at 100%, or




-   Decrease to 66.67%, or




-   Decrease to 50%.




For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.




PAYMENTS FOR A PERIOD CERTAIN




We agree to make payments for a specified time. The minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. The maximum period that you can select is 100 years minus your Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.




YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, OR PAYMENTS FOR A PERIOD CERTAIN ANNUITY PAYOUT OPTION. A CONTINGENT DEFERRED SALES CHARGE MAY BE DEDUCTED.




For qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.




Automatic Annuity Payouts -- If you do not elect an Annuity Payout Option, monthly Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an Assumed Investment Return equal to 5%.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               35

-------------------------------------------------------------------------------



HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?




In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:




-   monthly,




-   quarterly,




-   semi-annually, or




-   annually.




Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50.




WHAT IS THE ASSUMED INVESTMENT RETURN?




The Assumed Investment Return ("AIR") for variable dollar amount Annuity Payouts is the investment return you select before we start to make Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.




Subject to the approval of your State, you can select one of three AIRs described in the Highlights section. The greater the AIR, the greater the initial Annuity Payout. But a higher AIR may result in a smaller potential growth in future Annuity Payouts when the Sub-Accounts earn more than the AIR. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater when the Sub-Accounts earn more than the AIR.




For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout is lower than the first.




Level variable dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of variation depends on the AIR you select.




DO YOU WANT ANNUITY PAYOUTS TO BE FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT?




You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.




Fixed Dollar Amount Annuity Payouts -- Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payouts. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate set by us.




Variable Dollar Amount Annuity Payouts -- Once a variable dollar amount Annuity Payout begins, you cannot change your selection to receive a fixed dollar amount Annuity Payout. A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.




The dollar amount of the first variable Annuity Payout depends on:




-   the Annuity Payout Option chosen,




-   the Annuitant's attained age and gender (if applicable),




- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table adjusted for projections based on accepted actuarial principles, and




-   the Assumed Investment Return.




The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.




The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of Annuity Units for each Sub-Account multiplied by the Annuity Unit Value of each Sub-Account.




The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit Factor, multiplied by the Annuity Unit Value for the preceding Valuation Period. The Annuity Unit Factor offsets the AIR used to calculate your first variable dollar amount Annuity Payout.

36                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------



The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds in relation to the AIR. The degree of the fluctuation will depend on the AIR you select.




          ANNUITY                ANNUITY                ANNUITY
 AIR    UNIT FACTOR     AIR    UNIT FACTOR     AIR    UNIT FACTOR
-------------------------------------------------------------------
 3%      0.999919%      5%      0.999866%      6%      0.999840%





Combination Annuity Payout -- You may choose to receive a combination of fixed dollar amount and variable dollar amount Annuity Payouts as long as they total 100% of your Annuity Payout. For example, you may choose to use 40% fixed dollar amount and 60% variable dollar amount to meet your income needs.




Transfer of Annuity Units -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day. All Sub-Account transfers must comply with our Sub-Account transfer restriction policies.




E. STANDARD DEATH BENEFITS




WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?




The Death Benefit is the amount we will pay if the Owner, joint Owner, or the Annuitant dies before we begin to make Annuity Payouts. We calculate the Death Benefit when we receive a certified death certificate or other legal document acceptable to us. The calculations for the Death Benefit that are described below are based on the Contract Value on the date we receive a certified death certificate or other legal document acceptable to us.




The calculated Death Benefit will remain invested in the same Accounts, according to the Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. This means the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.




In most cases, we have used the same terminology in the Contract and this prospectus. However, when describing the Death Benefits, we have used different terms in this prospectus than in the Contract. When you receive your Contract after purchase, it will include Contract riders that describe your Death Benefit. For the Standard Death Benefit, called Premium Security Death Benefit in your prospectus, for age 80 and under, you will receive riders entitled Asset Protection Death Benefit and Premium Protection Death Benefit. Together, these riders make up the Premium Security Death Benefit. For the Asset Protection Death Benefit (issue ages of Owner(s) and Annuitant 81 - 85), you will receive a Contract rider with the same name. The Standard Death Benefit is at no additional cost.




DEATH BENEFIT FOR SERIES III CONTRACTS




THE PREMIUM SECURITY DEATH BENEFIT




If applicable, your Death Benefit is the highest of:




-   Contract Value; or




-   Total Premium Payments adjusted for partial Surrenders; or




- The lesser of Maximum Anniversary Value or the sum of Contract Value plus 25% of Maximum Anniversary Value (excluding Premium Payments we receive within 12 months of death).




References to "Contract Value" refer to such value on the date we receive due proof of death. Please refer to Premium Security Death Benefit examples 1 - 3 in Appendix I.




THE ASSET PROTECTION DEATH BENEFIT




If applicable, your Death Benefit is the greatest of A, B and if applicable C, below:




A.  Contract Value;




B. The lesser of Premium Payments (adjusted for partial Surrenders) or the sum of Contract Value plus 25% of total Premium Payments adjusted for partial Surrenders (excluding Premium Payments we receive within 12 months of death); or




C. If one of the Owners and Annuitant is age 81 or older on the date we issue this Contract and one of the Owners and Annuitant is age 79 or younger on the date we issue this Contract, the death benefit payable upon the death of the younger of the Owners or Annuitant will be the lesser of Maximum Anniversary Value or the sum of Contract Value plus 25% of Maximum Anniversary Value.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               37

-------------------------------------------------------------------------------



All references to "Contract Value" refer to such value on the date we receive due proof of death. Please refer to Asset Protection Death Benefit examples 1 - 2 in Appendix I.




MAXIMUM ANNIVERSARY VALUE




The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.




The Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:




- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and




- Your Anniversary Value is reduced for any partial Surrender since the Contract Anniversary.




The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.




ADJUSTMENTS FOR SURRENDERS




We calculate the adjustments to your Maximum Anniversary Value for any Surrenders by reducing your Maximum Anniversary Value on a dollar-for-dollar basis for any Surrenders within a Contract Year up to 10% of aggregate Premium Payments. After that, we reduce your Maximum Anniversary Value proportionally based on the amount of any Surrenders that exceed 10% of aggregate Premium Payments divided by your aggregate Contract Value at the time of Surrender. For examples of how this is applied for the Premium Security Death Benefit, please refer to Premium Security Death Benefit examples 1 - 3 in Appendix I and for the Asset Protection Death Benefit, please refer to Asset Protection Death Benefit examples 1 - 2 in Appendix I.




We calculate the adjustment to your aggregate Premium Payments for any Surrenders by reducing your aggregate Premium Payments on a dollar-for-dollar basis for any Surrenders within a Contract Year up to 10% of aggregate Premium Payments. After that, we reduce your aggregate Premium Payments proportionately based on the amount of any Surrenders that exceed 10% of aggregate Premium Payments divided by your aggregate Contract Value at the time of Surrender.




DEATH BENEFIT FOR SERIES II AND IIR CONTRACTS




This version of the Contract comes with a Standard Death Benefit, which depends on the age of you and your Annuitant. This Death Benefit is at no additional cost. If you and your Annuitant are younger than age 76 on the issue date, you can purchase this Contract either with the Asset Protection Death Benefit or the Premium Protection Death Benefit. You cannot choose both. If you do not choose a Death Benefit, we will issue your Contract with the Asset Protection Death Benefit. If you and your Annuitant are older than age 76 but younger than 85 on the issue date, your Death Benefit is the Asset Protection Death Benefit.




THE PREMIUM PROTECTION DEATH BENEFIT




If applicable, your Death Benefit is the highest of:




-   Contract Value; or




-   Total Premium Payments adjusted for partial Surrenders.




If your Contract has the Premium Protection Death Benefit and you transfer ownership of your Contract to someone who was 76 years old or older at the time you purchased your Contract, the Premium Protection Death Benefit will not apply under the Contract after the transfer. Instead the Death Benefit will be the Contract Value.




THE ASSET PROTECTION DEATH BENEFIT




If applicable, your Death Benefit is the highest of:




-   Contract Value;




- Contract Value plus 25% of total Premium Payments adjusted for partial Surrenders (excluding Premium Payments we receive within 12 months of death); or




-   Contract Value plus 25% of Maximum Anniversary Value.




The Asset Protection Death Benefit cannot exceed the highest of:




-   Contract Value;




-   Total Premium Payments adjusted for partial Surrenders; or




-   Maximum Anniversary Value.




All references to "Contract Value" refer to such value on the date we receive due proof of death. See Section 5(e) for more information.

38                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------



MAXIMUM ANNIVERSARY VALUE




The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.




The Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:




- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and




- Your Anniversary Value is reduced for any partial Surrender since the Contract Anniversary.




The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.




ADJUSTMENTS FOR SURRENDERS




We calculate the adjustments to your Maximum Anniversary Value for any Surrenders by reducing your Anniversary Value on a dollar-for-dollar basis for any Surrenders within a Contract Year up to 10% of aggregate Premium Payments. After that, we reduce your Anniversary Value proportionally based on the amount of any Surrenders that exceed 10% of aggregate Premium Payments divided by your aggregate Contract Value at the time of Surrender.




We calculate the adjustment to your aggregate Premium Payments for any Surrenders by reducing your aggregate Premium Payments on a dollar-for-dollar basis for any Surrenders within a Contract Year up to 10% of aggregate Premium Payments. After that, we reduce your aggregate Premium Payments proportionately based on the amount of any Surrenders that exceed 10% of aggregate Premium Payments divided by your aggregate Contract Value at the time of Surrender.




ADDITIONAL INFORMATION ABOUT DEATH BENEFITS




We reserve the right to treat all deferred variable annuities that you buy from us or our affiliates as a single contract for the purposes of determining your total death benefits. These limits will be applied if you make $5 million or more in total aggregate Premium Payments. If applicable, the aggregate limit on total death benefits payable by us or our affiliates will never exceed a maximum of:




- $5 million of Premium Payments (as reduced by an adjustment for Surrenders), or




-   Contract Value plus $1 million.




Any reduction in death benefits will be in proportion to the Contract Value of each deferred variable annuity at the time of reduction.




HOW IS THE DEATH BENEFIT PAID?




The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Contract Owner has designated the manner in which the Beneficiary will receive the Death Benefit. We will calculate the death benefit as of the date we receive a certified death certificate or other legal documents acceptable by us. The death benefit amount remains invested and is subject to market fluctuation until complete settlement instructions are received from the Beneficiary. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.


If your Beneficiary elects to receive the Death Benefit amount as a lump sum payment, we may transfer that amount to our General Account and issue the Beneficiary a draftbook. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. For Federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. If the Beneficiary resides or the Contract was purchased in a state that imposes restrictions on this method of lump sum payment, we may issue a check to the Beneficiary.

The Beneficiary may elect under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit invested with us for up to five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.

The Beneficiary of a non-qualified Contract or IRA may also elect the "Single Life Expectancy Only" option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               39

-------------------------------------------------------------------------------

Required Distributions -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

Alternatives to the Required Distributions -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.



Spousal Contract Continuation -- If the Contract Owner dies and a Beneficiary is the Contract Owner's spouse, that portion of the Contract for which the spouse is considered the Beneficiary will continue with the spouse as Contract Owner, unless the spouse elects to receive the Death Benefit as a lump sum payment or as an annuity payment option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract continuation will only apply one time for each Contract.




WHO WILL RECEIVE THE DEATH BENEFIT?


The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.

If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Contract Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving joint       The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit.
Contract Owner                   There is no surviving joint      The Annuitant is living or       Designated Beneficiary receives
                                 Contract Owner                   deceased                         the Death Benefit.
Contract Owner                   There is no surviving joint      The Annuitant is living or       Contract Owner's estate
                                 Contract Owner and the           deceased                         receives the Death Benefit.
                                 Beneficiary predeceases the
                                 Contract Owner
Annuitant                        The Contract Owner is living     There is no named Contingent     The Contract Owner becomes the
                                                                  Annuitant                        Contingent Annuitant and the
                                                                                                   Contract continues. The
                                                                                                   Contract Owner may waive this
                                                                                                   presumption and receive the
                                                                                                   Death Benefit.
Annuitant                        The Contract Owner is living     The Contingent Annuitant is      Contingent Annuitant becomes
                                                                  living                           the Annuitant, and the Contract
                                                                                                   continues.
Annuitant                        The Contract Owner is a trust    There is no named Contingent     The Contract Owner receives the
                                 or other non-natural person      Annuitant                        Death Benefit.

40                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                             AND . . .                               THEN THE . . .
Contract Owner                            The Annuitant is living                   Designated Beneficiary becomes the
                                                                                    Contract Owner.
Annuitant                                 The Contract Owner is living              Contract Owner receives the payout at
                                                                                    death, if any.
Annuitant                                 The Annuitant is also the Contract Owner  Designated Beneficiary receives the payout at death, if any.



THESE ARE THE MOST COMMON SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A PAYOUT AT DEATH. FOR MORE INFORMATION ON ANNUITY PAYOUT OPTIONS THAT MAY NOT RESULT IN A PAYOUT AT DEATH PLEASE SEE THE SECTION ENTITLED "ANNUITY PAYOUTS." IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.




F. OTHER PROGRAMS AVAILABLE


We may discontinue, modify or amend any of these Programs or any other programs we establish. Any change other than termination of a Program will not affect Contract Owners currently enrolled in the Program. There is no additional charge for these programs. If you are enrolled in any of these programs while a fund merger, substitution or liquidation takes place, unless otherwise noted in any communication from us; your Contract Value invested in such underlying Fund will be transferred automatically to the designated surviving Fund in the case of mergers and any available Money Market Fund in the case of Fund liquidations. Your enrollment instructions will be automatically updated to reflect the surviving Fund or a Money Market Fund for any continued and future investments.



Dollar Cost Averaging Plus ("DCA Plus") Programs -- You may enroll in one or more special pre-authorized periodic transfer programs known as our DCA Plus Programs (the "Programs"). Under these Programs, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into a Program (we may allow a lower minimum Premium Payment for qualified plan transfers or rollovers, including IRAs) and pre-authorize transfers from our Fixed Accumulation Feature to any of the Sub-Accounts under either a 6-Month Transfer Program or 12-Month Transfer Program subject to Program rules. This minimum amount applies to the initial and all subsequent Premium Payments. The 6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Under the 6-Month Transfer Program, the interest rate can accrue up to 6 months and all Premium Payments and accrued interest must be transferred from the Program to the selected Sub-Accounts in 3 to 6 months. Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected and with the final transfer of the entire amount remaining in the Program.




The pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, we will return your Program payment to you for further instruction. If your Program payment is less than the required minimum amount, we will apply it to your Contract according to your instructions on record for a subsequent Premium Payment.


Under the DCA Plus Programs, the credited interest rate is not earned on the full amount of your Premium Payment for the entire length of the Program. This is because Program transfers to the Sub-Accounts decrease the amount of your Premium Payment remaining in the Program.



All Program payments, including any subsequent Program payment, must meet the Program minimum. Any subsequent Program payments we receive during an active Program transfer period which are received during the same interest rate effective period will be credited to the current Program. Any subsequent Program payments we receive during an active Program transfer period which are received during a different interest rate effective period will be used to start a new Program. That Program will be credited with the interest rate in effect on the date we start the new Program. Unless you send us different instructions, the new Program will be the same length of time as your current Program and will allocate the subsequent Program payments to the same Sub-Accounts.


The DCA Plus Program may credit a higher interest rate but it does not ensure a profit or protect you against a loss in declining markets. Continuous or periodic investment programs neither insure a profit nor protect against a loss in declining markets. Because this program involves continuous investing regardless of fluctuating price levels, you should carefully consider your ability to continue investing through periods of fluctuating prices.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               41

-------------------------------------------------------------------------------

We may limit the total number of DCA Programs and DCA Plus Programs to 5 Programs open at any one time. We determine, in our sole discretion, the interest rates credited to the Program. These interest rates may vary depending on the Contract you purchased. Please consult your Registered Representative to determine the interest rate for your Program.

You may elect to terminate the transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the Sub-Accounts you selected for the Program unless you provide us with different instructions.



Other Dollar Cost Averaging Programs -- We currently offer two different types of Dollar Cost Averaging Programs in addition to the DCA Plus Program. If you enroll, you may select either the Fixed Amount DCA Program or the Earnings/Interest DCA Program. The Fixed Amount DCA Program allows you to regularly transfer an amount you select from the Fixed Accumulation Feature (if available based on the form of Contract selected) or any Sub-Account into a different Sub-Account. The Earnings/Interest DCA Program allows you to regularly transfer the interest from the Fixed Accumulation Feature or the earnings from one Sub-Account into a different Sub-Account. For either Program, you may select transfers on a monthly or quarterly basis, but you must at least make three transfers during the Program. The Fixed Amount DCA Program begins 15 days after the Contract Anniversary the month after you enroll in the Program. The Earnings/Interest DCA Program begins at the end of the length of the transfer period you selected plus two business days. That means if you select a monthly transfer, your Earnings/Interest DCA Program will begin one month plus two business days after your enrollment. Dollar Cost Averaging Programs do not guarantee a profit or protect against investment losses. If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.




Continuous or periodic investment programs neither insure a profit nor protect against a loss in declining markets. Because this program involves continuous investing regardless of fluctuating price levels, you should carefully consider your ability to continue investing through periods of fluctuating prices.


InvestEase Program -- InvestEase is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract excluding the DCA Plus Programs.



Automatic Income Program -- The Automatic Income Program allows you to make partial Surrenders up to 10% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge. You can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. The minimum amount of each Surrender is $100. Amounts taken under this Program will count towards the Annual Withdrawal Amount, and if received prior to age 59 1/2, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Your level of participation in this Program may result in your exceeding permissible withdrawal limits under certain optional withdrawal riders. Please refer to section 7 for more information about the impact this could have on your withdrawal and/or death benefits.


Asset Allocation Program -- Asset Allocation is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. The Contract offers static model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under the Asset Allocation Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You can transfer freely between allocation models up to twelve times per year. You can only participate in one model at a time.

Asset Rebalancing -- Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can transfer freely between models up to twelve times per year. You can only participate in one model at a time.



General -- We may discontinue, modify or amend any of these Programs or any other programs we establish. Any change other than termination of a Program or closure of an underlying fund, will not affect Owners currently enrolled in the Program. However, if an underlying fund closes to new Premium Payments and subsequent Premium Payments, it may also be closed to all Dollar Cost Averaging programs including the DCA Plus Program. If you are enrolled in any of these programs while a fund merger, substitution or liquidation takes place, unless otherwise noted in any communication from us, your Contract Value invested in such underlying Fund will be transferred automatically to the designated surviving Fund and your enrollment instructions will be automatically updated to reflect the surviving Fund for any continued and future investments.




If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

42                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------



There is no additional charge for these Programs.




6. OPTIONAL DEATH BENEFITS




A. MAV PLUS




OBJECTIVE




Refund at death at least Premium Payments or some percentage of the possible increase in value.




HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?




The Death Benefit will be the greater of the Standard Death Benefit and MAV Plus Death Benefit. If you also elect any optional benefit rider, the Death Benefit will be the greater of such optional rider and this rider.




The MAV Plus Death Benefit is the greatest of:




-   your Contract Value on the date we receive due proof of death;




-   total Premium Payments adjusted for any partial Surrender;




-   your Maximum Anniversary Value; or




-   your Earnings Protection Benefit.




The Earnings Protection Benefit depends on the age of you and/or your Annuitant on the date this rider is added to your Contract. If each is aged 69 or younger, the Death Benefit is the Contract Value on the date we receive due proof of death plus 40% of the lesser of Contract gain on that date and the cap. The terms gain and cap are described below. If you and/or your Annuitant are age 70 or older on the date this rider is added to your Contract, the benefit is the Contract Value on the date we receive due proof of death plus 25% of the lesser of Contract gain on that date and the cap. We determine Contract gain by subtracting your Contract Value on the date you added this rider from the Contract Value on the on the date we receive due proof of death. We then deduct any Premium Payments and add adjustments for any partial Surrender made during that time. We make an adjustment for partial Surrenders if the amount of Surrender is greater than the Contract gain immediately prior to the Surrender. The adjustment is the difference between the two, but not less than zero.




We calculate the adjustment to your aggregate Premium Payments for any Surrenders by reducing your aggregate Premium Payments on a dollar-for-dollar basis for any Surrenders within a Contract Year up to 10% of aggregate Premium Payments. After that, we re-duce your aggregate Premium Payments proportionately based on the amount of any Surrenders that exceed 10% of aggregate Premium Payments divided by your aggregate Contract Value at the time of Surrender. Please refer to the examples in Appendix I for illustrations of this adjustment. Please refer to MAV Plus examples 1 & 2 in Appendix I for more information.




The Contract gain that is used to determine your Death Benefit has a limit or cap. The cap is 200% of the following:




-   the Contract Value on the date this rider was added to your Contract; plus




- Premium Payments made after this rider was added to your Contract, excluding any Premium Payments made within 12 months of the date we receive due proof of death; minus




-   any adjustments for partial Surrenders.




WHEN CAN YOU BUY THIS RIDER?




You may elect this rider only at the time of issue and once you do so, your choice is irrevocable. You may not choose this optional death benefit if you and/or your Annuitant are age 76 or older on the Contract issue date. In states where the MAV Plus Death Benefit is not available, we offer the "Maximum Anniversary Value (MAV) Death Benefit" for the same additional fee. The MAV Death Benefit is the same as the MAV Plus Death Benefit but excludes the Earnings Protection Benefit.




DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?




No.




HOW IS THE CHARGE FOR THIS RIDER CALCULATED?




The annual charge for this rider is based on your daily Sub-Account Value and is deducted daily. The charge for this rider continues to be deducted until we begin to make Annuity Payouts.




DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?




This rider is not affected by the Benefit Amount or Payment Base.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               43

-------------------------------------------------------------------------------



IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?




No.




IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?




Yes. If you elect MAV Plus, the benefit we pay upon death will be the greater of the Premium Security Death Benefit and the MAV Plus Death Benefit.




DOES THIS RIDER REPLACE STANDARD DEATH BENEFITS?




No.




CAN YOU REVOKE THIS RIDER?




No.




WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS
RIDER?




Surrenders will reduce the MAV Plus Death Benefit and will be subject to Contingent Deferred Sales Charges, if any. See section 5(e) for further information.




WHAT HAPPENS IF YOU CHANGE OWNERSHIP?




See sections 5(a), 5(e) and 8(b) for further information.




CAN YOUR SPOUSE CONTINUE YOUR CONTRACT RIGHTS?




If your Spouse continues the Contract as Owner, we will use the date the Contract is continued with your Spouse as Owner as the effective date this rider was added to the Contract. This means we will use the date the Contract is continued with your Spouse as Owner as the effective date for calculating this Death Benefit going forward. The percentage used for this Death Benefit will be determined by the oldest age of any remaining joint Owner or Annuitant at the time the Contract is continued. Spousal Contract continuation can apply once during the term of this Contract.




WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?




This rider will be terminated and the fee will no longer be assessed.




ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?




No.




ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?




No.




CAN WE AGGREGATE CONTRACTS?




Yes. We reserve the right to treat all deferred variable annuities that you buy from us or our affiliates as a single contract for the purposes of determining your total death benefits. These limits will be applied if you make $5 million or more in total aggregate Premium Payments. If applicable, the aggregate limit on total death benefits payable by us or our affiliates will never exceed a maximum of:




- $5 million of Premium Payments (as reduced by an adjustment for Surrenders), or




-   Contract Value plus $1 million.




Any reduction in death benefits will be in proportion to the Contract Value of each deferred variable annuity at the time of reduction.




OTHER INFORMATION




For examples of how this rider works, see "Appendix I."




This rider may not be appropriate for all investors. Several factors, among others, should be considered:




- This rider is not available in all states or is named differently in those states. See section 8(b) for more information.




- If your Contract has no gain, your Beneficiary will receive no additional benefit.




- A Death Benefit is paid to Beneficiaries upon the death of the Annuitant or any Owner, whichever occurs first.




- This rider may be used to supplement Death Benefits in other optional riders. In certain instances, however, this additional Death Benefit coverage could be superfluous.




-   Annuitizing your Contract will extinguish this rider.

44                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------



7. OPTIONAL WITHDRAWAL BENEFITS




A. THE HARTFORD'S PRINCIPAL FIRST PREFERRED




OBJECTIVE




Protect your Premium Payments from poor market performance through annual Benefit Payments until the Benefit Amount is reduced to zero.




HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?




This rider protects Premium Payments by guaranteeing annual Benefit Payments until your Benefit Amount, rather than your Contract Value, has been exhausted.




WHEN CAN YOU BUY THIS RIDER?




You may elect this benefit at any time, provided we are still offering this rider for new sales.




For investors purchasing a Contract after the date of this prospectus, the maximum age of any Contract Owner or Annuitant when electing this rider is age
70. For all other investors, the maximum age of any Contract Owner or Annuitant electing this rider is age 85 for non-qualified plans and age 70 for IRA or qualified plans.




DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?




If you elect this rider, you may not elect any optional riders other than MAV Plus (MAV only in applicable states).




HOW IS THE CHARGE FOR THIS RIDER CALCULATED?




The annual charge for this rider is based on your daily Sub-Account Value and is deducted daily. We will continue to deduct The Hartford's Principal First Preferred Charge until we begin to make Annuity Payouts or the rider is revoked.




DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?




Yes. Your Benefit Amount will fluctuate based on subsequent Premium Payments or partial Surrenders. Partial Surrenders in excess of your annual Benefit Payments may also trigger a recalculation of the Benefit Amount and future Benefit Payments. Your Benefit Amount can never be more than $5 million.




IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?




No. You can continue to take Benefit Payments until the Benefit Amount has been depleted. Once the initial Benefit Amount has been determined, we calculate Benefit Payments for the upcoming year. If you elect the rider when purchasing the Contract, your initial Premium Payment is equal to the initial Benefit Amount. If you elect the rider at a later date, your Contract Value, on the date it is added to your Contract, is equal to the initial Benefit Amount. The maximum Benefit Payment is 5% of your Premium Payments. Benefit Payments are available at any time and can be taken on any schedule that you request. Benefit Payments are non-cumulative, which means that your Benefit Payment will not increase in the future if you fail to take your full Benefit Payment for the current Contract Year. For example, if you do not take 5% one Contract Year, you may not take more than 5% the next Contract Year.




If you elect this rider when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you purchase this rider after you purchase your Contract, we count the first year as the time between the date you added this rider to your Contract and your next Contract Anniversary, which could be less than a year.




Any time you make subsequent Premium Payments, we re-calculate your Benefit Amount and annual Benefit Payments. Each time you add a Premium Payment, we increase your Benefit Amount by the amount of the subsequent Premium Payment on a dollar-for-dollar basis. When you make a subsequent Premium Payment, your Benefit Payments will increase by 5% of the amount of the subsequent Premium Payment.




Your Benefit Amount cannot be less than $0 or more than $5 million. Any activities that would otherwise increase the Benefit Amount above this ceiling will not be included for any benefits under this rider.




Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value and Benefit Amount. Each Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your annual Benefit Payment include any applicable Contingent Deferred Sales Charge.




IF, IN ONE YEAR, YOUR SURRENDERS TOTAL MORE THAN YOUR ANNUAL BENEFIT PAYMENT, WE WILL RE-CALCULATE YOUR BENEFIT AMOUNT AND YOUR BENEFIT PAYMENT COULD BE SIGNIFICANTLY LOWER IN THE FUTURE. Any time we re-calculate your Benefit Amount and your Benefit Payment we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               45

-------------------------------------------------------------------------------



We recalculate your Benefit Amount by comparing the results of two calculations. First we deduct the amount of the last Surrender from your Contract Value ("New Contract Value") and then we deduct the amount of the last Surrender from the Benefit Amount ("New Benefit Amount"). Then we compare those results:




- If the New Contract Value is more than or equal to the New Benefit Amount, and more than or equal to the Premium Payments invested in the Contract, the Benefit Payment is unchanged.




- If the New Contract Value is more than or equal to the New Benefit Amount, but less than the Premium Payments invested in the Contract, we will recalculate your Benefit Payment. Your Benefit Payment then becomes 5% of your New Contract Value.




- If the New Contract Value is less than the New Benefit Amount, we will recalculate your Benefit Payment. We recalculate the Benefit Payment by comparing the "old" Benefit Payment to the "new" Benefit Payment for the New Benefit Amount and your Benefit Payment becomes the lower of those two values. Your New Benefit Amount is then equal to the New Contract Value.




Please refer to examples 2 - 6 for The Hartford's Principal First Preferred in Appendix I for illustrations regarding recalculation of your Benefit Amount.




If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.




Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on a calendar year basis (i.e., compared to a Contract Year basis), usually beginning after age 70 1/2. These withdrawals are called Required Minimum Distributions ("RMD"). An RMD may exceed your Benefit Payment, which will cause a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future. If you enroll in our Automatic Income Program to satisfy the RMD from the Contract and, as a result, the withdrawals exceed your annual Benefit Payment, we will not recalculate your Benefit Amount or Benefit Payment.




IS THIS RIDER DESIGNED TO PAY YOU A DEATH BENEFIT?




No. However, partial Surrenders will reduce the Standard Death Benefit.




DOES THIS RIDER REPLACE STANDARD DEATH BENEFITS?




No.




CAN YOU REVOKE THIS RIDER?




You may revoke this rider in writing anytime following the earlier of the 5th Contract Year (if elected at issuance) or the 5th anniversary of electing this rider post-issuance or at the time we exercise our right to impose investment restrictions. Annuitizing your Contract instead of receiving Benefit Payments will terminate this rider. We can revoke this rider if you violate the investment restrictions requirements. Once revoked, you cannot reinstate this or any other optional benefit rider and the rider fee will cease.




WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS
RIDER?




Please refer to the discussion above for the effect of partial Surrenders on your Benefit Amount and Benefit Payment. If your Contract Value is reduced to zero due to receiving annual Benefit Payments, and you still have a Benefit Amount, you will continue to receive a Benefit Payment through a fixed Annuity Payout option until your Benefit Amount is depleted. While you are receiving payments under fixed Annuity Payout options, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining Benefit Payments.




You can Surrender your entire Contract Value any time; however, you will receive your Contract Value at the time you request a full Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount that you would have received under this rider.




Please see section 9(C)(2)(d) & 10(F) for more information.




WHAT HAPPENS IF YOU CHANGE OWNERSHIP?




If you change the ownership or assign this Contract to someone other than your Spouse after 12 months of electing this rider, we will recalculate the Benefit Amount and the Benefit Payment may be lower in the future. The Benefit Amount will be recalculated to equal the lesser of:




-   The Benefit Amount immediately prior to the ownership change or assignment;
    or




-   The Contract Value at the time of the ownership change or assignment.




The Benefit Payment will then be reset to 5% of the new Benefit Amount.

46                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------



See sections 5(a) and 8(b) for additional information.




CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT?




Yes. If the Owner dies and the Beneficiary is the deceased Owner's Spouse at the time of death, the Spouse may continue the Con-tract and this rider. This right may be exercised only once during the term of the Contract.




WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?




You may elect the annuitization option at any time. If you annuitize your Contract, you may choose this payout option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option (called the "PFP Annuity Payout Option"), we will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Owner or the Annuitant should die before the PFP Annuity Payout Period is complete, the remaining payments will be made to the Beneficiary. The PFP Annuity Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options. If you, the joint Owner or Annuitant die before the Annuity Calculation Date and all of the Benefit Payments guaranteed by us have not been made, the Beneficiary may elect to take the remaining Benefit Payments by electing the PFP Payout Option or any of the Death Benefit options offered in your Contract. If the Annuitant dies after the Annuity Calculation Date and before all of the Benefit Payments guaranteed by us have been made, the payments will continue to be made to the Beneficiary. If your Contract Value is reduced to zero, you will receive a fixed Annuity Payout option until your Benefit Amount is depleted.




ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?




Yes. You are not permitted to transfer more than 10% of your Contract Value as of your last Contract Anniversary from the Non-Growth Sub-Accounts to the Growth Sub-Accounts in any one Contract Year. If you transfer more than 10% of your Contract Value, this rider will automatically terminate and all Benefit Payments and this charge will cease. We may add or delete Sub-Accounts from the Non-Growth and Growth Sub-account lists at any time. Currently, we do not enforce this investment transfer restriction. We will provide you 30 days written notice when we elect to enforce this investment transfer restriction.




                   NON-GROWTH SUB-ACCOUNTS                                            GROWTH SUB-ACCOUNTS
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund                                      AIM V.I. Capital Appreciation Fund
  AIM V.I. Core Equity Fund                                    AIM V.I. Dent Demographic Fund
  AIM V.I. Large Cap Growth Fund                               AIM V.I. International Growth Fund
  AIM V.I. Mid Cap Core Equity Fund                            AIM V.I. Small Cap Equity Fund
  AIM V.I. Government Securities Fund                          American Funds Global Growth Fund
  American Funds Asset Allocation Fund                         American Funds Global Growth and Income Fund
  American Funds Blue Chip Income and Growth Fund              American Funds Global Small Capitalization Fund
  American Funds Bond Fund                                     American Funds Growth Fund
  American Funds Growth-Income Fund                            Franklin Small-Mid Cap Growth Securities Fund
  American Funds International Fund                            MFS Emerging Growth Series
  American Funds New World Fund                                MFS Global Equity Series
  Franklin Flex Cap Growth Securities Fund                     MFS Investors Growth Stock Series
  Franklin Income Securities Fund                              MFS Mid Cap Growth Series
  Franklin Large Cap Growth Securities Fund                    MFS New Discovery Series
  Franklin Large Cap Value Securities Fund
  Franklin Rising Dividends Securities Fund
  Franklin Strategic Income Securities Fund
  Hartford Money Market HLS Fund
  MFS High Income Series
  MFS Investors Trust Series
  MFS Research Bond Series
  MFS Research International Series
  MFS Research Series
  MFS Total Return Series
  MFS Value Series
  Mutual Discovery Securities Fund
  Mutual Shares Securities Fund
  Templeton Developing Markets Securities Fund
  Templeton Foreign Securities Fund
  Templeton Growth Securities Fund

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               47

-------------------------------------------------------------------------------



ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?




No; however, your Benefit Amount cannot be more than $5 million. Any activities that would otherwise increase the Benefit Amount above this ceiling will not be included for any benefits under this rider.




CAN WE AGGREGATE CONTRACTS?




We reserve the right to treat all Contracts issued to you by us or one of our affiliates as one Contract for purposes of this rider. This means that if you purchase two Contracts from us in any twelve month period and elect optional withdrawal benefits in such other Contracts, withdrawals from one Contract may be treated as withdrawals from the other Contract.




OTHER INFORMATION




For examples of how this rider works, see "Appendix I."




This rider may not be appropriate for all investors. Several factors, among others, should be considered:




- The annual percentage used for determining Benefit Payments is not a fixed rate of return. The Contract Value used in the calculation of the Benefit Amount and Benefit Payment is based on the investment performance of your Sub-Accounts.




-   Benefit Payments can't be carried forward from one year to the next.




- Annual Surrenders exceeding 5% accelerate depletion of your Benefit Amount even if you use the Automatic Income Program to meet Required Minimum Distribution requirements. No reliable assumptions can be made that your payments will continue for any particular number of years.




- Additional contributions made to your Contract after withdrawals have begun may not restore the previous amount of Benefit Payments, even if the additional contribution restores the Benefit Amount to the previous Benefit Amount.




- If elected post-issuance, the first one year period will be considered to be the time period between election and the next following Contract Anniversary.




- When the Contract Value is small in relation to the Benefit Amount, Surrenders may have a significant effect on future Benefit Payments.




B. THE HARTFORD'S LIFETIME INCOME FOUNDATION




OBJECTIVE




Protect principal from poor market performance, provide longevity protection through Lifetime Benefit Payments, and ensure a Death Benefit equal to the greater of Premium Payments reduced for partial Surrenders or Contract Value.




HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?




This rider provides two separate but bundled benefits that help achieve this goal. In other words, this rider is a guarantee that you can access two ways:




- LIFETIME WITHDRAWAL BENEFIT. This rider provides a series of Lifetime Benefit Payments payable in each Contract Year following the Relevant Covered Life's 60th birthday, until the first death of any Covered Life ("Single Life Option") or the second death of any Covered Life ("Joint/Spousal Option"). Lifetime Benefit Payments are based on the higher of your Payment Base or Contract Value on each Contract Anniversary multiplied by the applicable Withdrawal Percent. Payments may continue even if the Contract Value has been reduced to below our Minimum Contract Value. The Withdrawal Percent varies based upon the attained age of the Relevant Covered Life as of the Contract Anniversary prior to the first partial Surrender, and the survivor option chosen. Any partial Surrender taken prior to the Contract Anniversary following the Relevant Covered Life's 60th birthday will reduce the Payment Base and your future Lifetime Benefit Payment. Such partial Surrender may potentially eliminate your Lifetime Benefit Withdrawal Guarantee.




- GUARANTEED MINIMUM DEATH BENEFIT. This guaranteed minimum death benefit provides a Death Benefit equal to the greater of Premium Payments reduced for partial Surrenders or Contract Value as of the date due proof of death is received for any Contract Owner or Annuitant. PARTIAL SURRENDERS WILL REDUCE OR ELIMINATE THE GUARANTEED MINIMUM DEATH BENEFIT. THIS GUARANTEED MINIMUM DEATH BENEFIT REPLACES THE STANDARD DEATH BENEFITS PROVIDED UNDER THIS CONTRACT.




WHEN CAN YOU BUY THIS RIDER?




This rider is generally available to new Contracts purchased after the date of this prospectus. You may elect this rider at the time of purchase, or at a later date, if you are eligible to participate in a designated company sponsored exchange program. The benefits comprising this rider may not be purchased separately. This rider may not be available through all Registered Representatives and may

48                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------



be subject to additional restrictions set by your Registered Representative or us. We reserve the right to withdraw this rider at any time.




When you buy this rider, you must provide us with certain information about all relevant parties. Based on this information, we will designate the person or people who will be the Covered Life or Covered Lives. For the Single Life Option, the Covered Life is most often the same as the Contract Owner and joint Owner (which could be two different people). In the Joint/Spousal Option, the Covered Life is most often the Contract Owner and his or her Spouse, as joint Owner or Beneficiary.




The attained age(s) of the person or people serving as the "Relevant" Covered Life will be one factor used to establish your Withdrawal Percent. When the Single Life Option is chosen, we use the older Covered Life as the "Relevant" Covered Life; and when the Joint/ Spousal Option is chosen, we use the younger Covered Life as the "Relevant" Covered Life.




A Covered Life must be a living person. If you choose the Joint/Spousal Option, we reserve the right to (a) prohibit non-natural entities from being designated as an Owner, (b) prohibit anyone other than your Spouse from being a joint Owner; and (c) impose other designation restrictions from time to time.




DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?




If you elect this rider, you may not elect any rider other than MAV Plus (MAV only in applicable states).




HOW IS THE CHARGE FOR THIS RIDER CALCULATED?




The fee for this rider is based on your then current Payment Base (not your Contract Value) as of each Contract Anniversary. This charge will automatically be deducted from your Contract Value on your Contract Anniversary AFTER all other financial transactions have been processed and your Anniversary Value and Payment Base have been computed. In the event of a full Surrender, a prorated charge will be deducted from your Surrender Value. The charge for this rider will be withdrawn from each Sub-Account and the Fixed Accumulation Feature in the same proportion that the value of each Sub-Account bears to the total Contract Value. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts. The rider charge may limit access to Fixed Accounts in certain states.




DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?




Your initial Payment Base equals your initial Premium Payment. Payment Base will fluctuate based on subsequent Premium Payments and partial Surrenders. Your Payment Base will be adjusted in the future through your actions. Your Payment Base can never be less than $0 or more than $5 million. Any activities that would otherwise increase the Payment Base above this ceiling will not be included for any benefits under this rider. The Payment Base will be recalculated based on certain changes in Covered Lives as discussed below.




- Subsequent Premium Payments. Subsequent Premium Payments increase your Payment Base on a dollar-for-dollar basis.




- Partial Surrenders. Partial Surrenders may trigger a recalculation of the Payment Base depending on (a) whether the partial Surrender takes place prior or during an Eligible Withdrawal Year, and (b) if the aggregate amount of the partial Surrenders during any Contract Year exceeds the applicable bench mark as discussed below:




    A. If cumulative partial Surrenders taken during any Contract Year and prior to an Eligible Withdrawal Year are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Payment Base on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are greater than the Threshold (subject to rounding), then we will reduce the Payment Base on a (i) dollar-for-dollar basis up to the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.




    B.  If cumulative partial Surrenders during an Eligible Withdrawal Year are
        (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy Required Minimum Distributions ("RMD"); then the cumulative partial Surrender will not reduce the Payment Base.




    C. For any partial Surrender that causes cumulative partial Surrenders in an Eligible Withdrawal Year to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Payment Base on a proportionate basis for the amount in excess of the Lifetime Benefit Payment.




Partial Surrenders taken during any Contract Year that cumulatively exceed the Annual Withdrawal Amount but do not exceed the Lifetime Benefit Payment will be free of any applicable Contingent Deferred Sales Charge.




Partial Surrenders will diminish the Guaranteed Minimum Death Benefit. Please refer to the Examples in Appendix I for a more complete description of these effects.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               49

-------------------------------------------------------------------------------



IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?




Yes. However, your Withdrawal Percent, and therefore the amount of your Lifetime Benefit Payment, is dependent upon when you take your first partial Surrender. For instance,




- If you take your first partial Surrender before an Eligible Withdrawal Year, your Withdrawal Percent will never increase above 5% Single Life Option 4 1/2% Joint/Spousal option for the remaining duration of your Contract.




- If you take your first partial Surrender during an Eligible Withdrawal Year, your Withdrawal Percent will never increase above the Withdrawal Percent corresponding with the attained age of the Relevant Covered Life as of the Contract Anniversary prior to the first partial Surrender. If such a partial Surrender took place during the first Contract Year, we will use the attained age of the Relevant Covered Life as of Contract issue date to set the Withdrawal Percent. Once the Withdrawal Percent has been established, it will not change for the remaining duration of your Contract. In other words, prior to the Relevant Covered Life turning 80, the longer the first partial Surrender is delayed, the higher your Withdrawal Percent shall be.




     ATTAINED AGE OF RELEVANT COVERED                WITHDRAWAL PERCENT
     LIFE ON THE CONTRACT ANNIVERSARY         SINGLE LIFE         JOINT/SPOUSAL
   PRIOR TO THE FIRST PARTIAL SURRENDER          OPTION               OPTION
--------------------------------------------------------------------------------
                  60 - 64                         5.0%                 4.5%
                  65 - 69                         5.5%                 5.0%
                  70 - 74                         6.0%                 5.5%
                  75 - 79                         6.5%                 6.0%
                    80+                           7.0%                 6.5%





Your Withdrawal Percent may change based on a permissible Covered Life change as mentioned below. If you choose to receive less than your full Lifetime Benefit Payment in any Contract Year; you will not be able to carry remaining amounts forward to future Contract Years.




IS THIS RIDER DESIGNED TO PAY YOU A DEATH BENEFIT?




Yes. This Guaranteed Minimum Death Benefit guarantees that we will pay a Death Benefit equal to the greater of Premium Payments reduced for partial Surrenders or Contract Value as of the date we receive due proof of death of the Contract Owner(s) or Annuitant. Termination of this rider will result in the rescission of the Guaranteed Minimum Death Benefit and result in your Beneficiary receiving the Contract Value as of the date we receive due proof of death. Partial Surrenders will affect the Guaranteed Minimum Death Benefit as follows:




A. If cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are greater than the Threshold (subject to rounding), we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.




B. If cumulative partial Surrenders during an Eligible Withdrawal Year are (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or
    (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy Required Minimum Distributions ("RMD"); then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis.




C. For any partial Surrender that causes cumulative partial Surrenders in an Eligible Withdrawal Year to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Lifetime Benefit Payment, and (ii) proportionate basis for the amount in excess of the Lifetime Benefit Payment.




Please refer to the section labeled "CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT" for more information on the continuation of the Lifetime Benefit Payments by your Spouse.




DOES THIS RIDER REPLACE THE STANDARD DEATH BENEFIT?




Yes.




CAN YOU REVOKE THIS RIDER?




Yes. Anytime following the earlier of Spousal continuation or the 5th Contract Year, the Contract Owner may also elect to revoke the Lifetime Withdrawal Benefits whereupon we will deduct one last pro-rated fee for this rider and only the Guaranteed Minimum Death Benefit shall continue to apply. Certain changes in the Covered Life will also constitute a revocation of the Withdrawal Benefits.

50                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------



In the event that this rider is terminated, whether as a result of your actions or ours, your Lifetime Benefit Payments will cease; your Payment Base will be eliminated, the Guaranteed Minimum Death Benefit will then be equal to the Contract Value, and you will not be allowed to elect any other optional benefit rider.




WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS
RIDER?




Please refer to the discussion above for the effect of partial Surrenders on your Payment Base, Guaranteed Minimum Death Benefit and Lifetime Benefit Payments. You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value with any applicable charges deducted and not the Payment Base or any Lifetime Benefit Payment that you would have received under this rider. If Your Contract Value is reduced below our Minimum Contract Value rules in effect on a particular Valuation Day, and your Lifetime Benefit Payment amount remains greater than zero, then we will consider this date as your Annuity Commencement Date and we will no longer accept subsequent Premium Payments.




WHAT HAPPENS IF YOU CHANGE OWNERSHIP?




Inasmuch as this rider is affected only by changes to the Covered Life, only these types of changes are discussed below. We reserve the right to approve all Covered Life changes. Certain approved changes in the designation of the Covered Life may cause a re-calculation of the benefits. Covered Life changes also allow us, in our discretion, to impose investment restrictions, as described below.




Any Covered Life change made within the first 6 months from the Contract Issue date will have no impact on the Payment Base or Guaranteed Minimum Death Benefit as long as each succeeding Covered Life is less than the maximum age limitation of the rider at the time of the change. The Withdrawal Percent and Lifetime Benefit Payment will thereafter change based on the age of the new Relevant Covered Life.




After the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and partial Surrenders have not yet been taken, in the event that you and your Spouse become legally divorced, you may add a new Spouse to the Contract. Provided that the age limitation of the rider is not exceeded, the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will recalculate your Withdrawal Percent based on the age of the younger Covered Life as of the date of the change.




Alternatively, if after the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and partial Surrenders have been taken, in the event that you and your Spouse become legally divorced, you may only remove your ex-Spouse from the Contract whereupon the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the remaining Covered Life as of the date of the change.




You may not convert your Joint/Spousal Option election to a Single Life Option. In addition, after the first six months following the Contract issue date, if any Covered Life change takes place that is not due to a divorce, then we will:




A. If the older Covered Life after the change is equal to or less than the maximum age limitation of the rider at the time of the change, then we will revoke the Withdrawal Benefits of this rider and continue the Guaranteed Minimum Death Benefit only. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter.




B. If the older Covered Life after the change exceeds the maximum age limitation of the rider at the time of the change, or we no longer offer this rider, then the rider will terminate. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.




If you elected the Single Life Option and any Covered Life changes after the first 6 months from Contract Issue date, then we will either:




A. If we no longer offer this rider, we will continue the Guaranteed Minimum Death Benefit after resetting this benefit to the lower of the then applicable Guaranteed Minimum Death Benefit or Contract Value on the effective date of the Covered Life change; whereupon the Withdrawal Benefit will terminate. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter; or




B. If we offer this rider and: (i) if partial Surrenders have been taken prior to the first Contract Anniversary, then we will use the attained age of the oldest Covered Life as of the rider effective date to reset the Withdrawal Percent, or (ii) if partial Surrenders have not been taken prior to the first Contract Anniversary, then we will use the attained age of the older Covered Life as of the Contract Anniversary prior to the first partial Surrender to reset the Withdrawal Percent. The foregoing notwithstanding, the Payment Base will be recalculated to be the lesser of the Contract Value or the Payment Base effective on the date of the change. The Guaranteed Minimum Death Benefit will be recalculated to be the lesser of the Contract Value or the Guaranteed Minimum Death Benefit effective on the date of the change; or

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               51

-------------------------------------------------------------------------------



C. If we offer this rider and the older Covered Life after the change exceeds the maximum age limitation of this rider at the time of the change; the rider will be terminated and removed from the Contract. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.




If the rider is no longer available for sale, we will determine the issue age limitation of the rider on a non-discriminatory basis.




The following tables illustrate only some of the various changes and the resulting outcomes associated with deaths of the Contract Owner(s) or Annuitant before and after the Annuity Commencement Date.




SINGLE LIFE OPTION ELECTION:




IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving             The Annuitant is living or       Joint Contract Owner receives
                                 non-spousal Contract Owner       deceased                         the Death Benefit and this
                                                                                                   rider terminates
Contract Owner                   There is a surviving spousal     The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit and this
                                                                                                   rider can continue under
                                                                                                   Spousal continuation
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Designated
                                 Owner                            deceased                         Beneficiary receives the Death
                                                                                                   Benefit
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Estate
                                 Owner or Beneficiary             deceased                         receives the Death Benefit
Annuitant                        Contract Owner is living         There is no Contingent           Contract continues, no Death
                                                                  Annuitant and the Contract       Benefit is paid, and this rider
                                                                  Owner becomes the Contingent     continues
                                                                  Annuitant
Annuitant                        Contract Owner is living         There is no Contingent           Rider terminates and Contract
                                                                  Annuitant and the Contract       Owner receives the Death
                                                                  Owner waives their right to      Benefit
                                                                  become the Contingent Annuitant
Annuitant                        Contract Owner is Living         Contingent Annuitant is Living   Contingent Annuitant becomes
                                                                                                   the Annuitant and the Contract
                                                                                                   and this rider continues
Annuitant                        Contract Owner is any            There is no Contingent           Contract Owner receives Death
                                 non-natural entity               Annuitant                        Benefit and this rider
                                                                                                   terminates





JOINT/SPOUSAL ELECTION:




IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving Contract    The Annuitant is living or       The surviving Contract Owner
                                 Owner                            deceased                         continues the Contract and
                                                                                                   rider; we will increase the
                                                                                                   Contract Value to the Death
                                                                                                   Benefit value
Contract Owner                   There is no surviving Contract   The spouse is the sole primary   Follow spousal continuation
                                 Owner                            beneficiary                      rules for joint life elections
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates and Contract
                                 Owner or Beneficiary             deceased                         Owner's estate receives the
                                                                                                   Death Benefit
Annuitant                        The Contract Owner is living     There is a Contingent Annuitant  The Rider continues; upon the death of the last surviving
                                                                                                   Covered Life, the rider will
                                                                                                   terminate.

52                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------



CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT?




-   SINGLE LIFE OPTION:




If a Covered Life dies and the Beneficiary is the deceased Covered Life's Spouse at the time of death, such Spouse may continue the Contract. We will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater. The Covered Life will be re-determined on the date of Spousal continuation. If the new Covered Life is less than age 81 at the time of the Spousal continuation, and the rider is still available for sale, the Payment Base and the Guaranteed Minimum Death Benefit will be set equal to the Contract Value, the Withdrawal Percent will be recalculated based on the age of the older remaining Covered Life on the effective date of the Spousal continuation. If the Spouse elects to continue the Contract and this rider, we will continue the rider with respect to all Lifetime Withdrawal Benefits at the charge that is currently being assessed for new sales of this rider at the time of continuation. If the new Covered Life is 81 or older at the time of the Spousal continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will be equal to the Contract Value.




If we are no longer offering this rider at the time of Spousal continuation, we will revoke the Lifetime Withdrawal Benefit, the Guaranteed Minimum Death Benefit will be set equal to the Contract Value and the rider charge will no longer be assessed.




-   JOINT/SPOUSAL OPTION:




This rider is designed to facilitate the continuation of your rights under this rider by your Spouse through the inclusion of a Joint/ Spousal Option. If a Covered Life dies and the Spouse elects to continue the Contract, we will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater. If the Spouse elects to continue the Contract and this rider, we will continue the rider with respect to all benefits at the current rider charge. The benefits will be reset as follows:




- The Payment Base will be equal to the greater of Contract Value or the Payment Base on the Spousal continuation date;




- The Guaranteed Minimum Death Benefit will be equal to the Contract Value on the Spousal continuation date;




- The Withdrawal Percent will remain at the current percentage if partial Surrenders have commenced; otherwise the Withdrawal Percent will be based on the attained age of the remaining Covered Life on the Contract Anniversary prior to the first partial Surrender; and




- The Lifetime Benefit Payment will be recalculated to equal the Withdrawal Percent multiplied by the greater of the Contract Value or Payment Base on the date of Spousal continuation.




The remaining Covered Life can not name a new Owner of the Contract. Any new beneficiary that is added to the Contract will not be taken into consideration as a Covered Life. The rider will then terminate upon the death of the remaining Covered Life.




If the Spouse elects to continue the Contract and revoke the Lifetime Withdrawal Benefit, we will assess the charge on the revocation date and it will no longer be assessed thereafter. The Covered Life will be re-determined on the date of Spousal continuation for purposes of the Guaranteed Minimum Death Benefit. If the age of the Covered Life is greater than the age limitation of the rider at the time of Spousal continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will equal the Contract Value.




Please refer to Appendix B for more information.




WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?




If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value and will not be able to elect any of the annuitization options allowed under this rider. If your Contract reaches the Annuity Commencement Date, the Contract must be annuitized unless we agree to extend the Annuity Commencement Date, in our sole discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules or, alternatively, under the rules applicable when the Contract Value is below our Minimum Contract Value then in effect.




If your Contract Value is reduced below our Minimum Contract Value then in effect, your Annuity Commencement Date will be attained and we will no longer accept subsequent Premium Payments. We will then issue you a payout annuity. You may elect the frequency of your payments from those offered by us at such time, but will not be less frequently than annually.




-   SINGLE LIFE OPTION:




If you have elected the Single Life Option, we will issue you a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the Covered Life determined at Annuity Commencement Date. We treat the Covered Life as the Annuitant for this payout option. If there is more than one Covered Life, then the lifetime portion will be based on both Covered Lives. The Covered Lives will be the Annuitant and joint Annuitant for this payout option. The lifetime portion will terminate on the first death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit under this rider.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               53

-------------------------------------------------------------------------------



If the older Annuitant is age 59 or younger, we will automatically defer the date the payments begin until the anniversary after the older Annuitant attains age 60 and is eligible to receive payments in a fixed dollar amount until the later of the death of any Annuitant or a minimum number of years.




If the Annuitant is alive and the older Annuitant is age 60 or older, you will receive payments in a fixed dollar amount until the later of the death of any Annuitant or a period certain.




The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of any Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of your Withdrawal Percent or 5%. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of any Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.




This option may not be available if the Contract is issued to qualify under
Section 401, 403, 408, or 457 of the Code. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.




-   JOINT/SPOUSAL OPTION:




If you have elected the Joint/Spousal Option and both Spouses are alive, we will issue you a Fixed Joint & Survivor Lifetime and Period Certain Payout. If only one Spouse is alive, we will issue a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the surviving Covered Life. The Covered Lives will be the Annuitant and Joint Annuitant for this payout option. The lifetime benefit will terminate on the last death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit.




If the younger Annuitant is alive and age 59 or younger, we will automatically defer the date that payments begin until the anniversary after the younger Annuitant attains age 60 and is eligible to receive payments in a fixed dollar amount until the death of the last surviving Annuitant or a period certain.




If the Annuitant is alive and the younger Annuitant is age 60 or older, you will receive payments in a fixed dollar amount until the later of the death of the last surviving Annuitant or a minimum number of years.




The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of the last Surviving Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of Withdrawal Percent or 4 1/2%. Therefore, the higher your then remaining Guaranteed Minimum Death Benefit is at the time of annuitization, the longer the time period you will be entitled to receive annuitization payments. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of the last surviving Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.




These options may not be available if the Contract is issued to qualify under Code Sections 401, 403, 408, or 457. For such Contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.




ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?




We reserve the right to limit the Sub-Accounts into which you may allocate your Contract Value on and after the effective date of a Covered Life change. We may prohibit investment in any Sub-Account; require you to allocate your Contract Value in one of a number of asset allocation models, investment programs or fund of funds Sub-Accounts. Any transfers required to reallocate Contract Value will not be used in determining the number of transfers allowed during a Contract Year. If the restrictions are violated, the Withdrawal Benefit will be revoked but the Guaranteed Minimum Death Benefit will continue to apply.




ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?




OUR APPROVAL IS REQUIRED ON ALL SUBSEQUENT PREMIUM PAYMENTS RECEIVED AFTER THE FIRST TWELVE MONTHS. We will not accept any subsequent Premium Payment which brings the total of such cumulative subsequent Premium Payments to in excess of $100,000 without prior approval. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments.

54                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------



CAN WE AGGREGATE CONTRACTS?




For purposes of determining the Payment Base and Premium Payment limits, we reserve the right to treat as one all deferred variable annuity Contracts issued by us where you have elected any optional withdrawal benefit rider. If we elect to aggregate Contracts, we will change the period over which we measure Surrenders against future Lifetime Benefit Payments.




We will treat the effective date of our aggregation election until the end of the applicable calendar year as a Contract Year for the purposes of the Lifetime Benefit Payment limit. A pro-rata rider fee will be taken at the end of that calendar year. After the first calendar year following aggregation, the Lifetime Benefit Payment limits will be aggregated and will thereafter be set on a calendar year (i.e., January 1 Contract Anniversary) basis. The rider fee then in effect will be taken at the end of each new Contract Anniversary.




OTHER INFORMATION




For examples of how this rider works, please see "Appendix I."




- The benefits under this rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate this rider and allow us to terminate the rider.




- Your annual Lifetime Benefit Payment may fluctuate based on changes in the Payment Base and Contract Value. The Payment Base is sensitive to partial Surrenders in excess of the Lifetime Benefit Payment/Threshold. It is therefore possible that Surrenders and subsequent Premium Payments within the same Contract Year, whether or not equal to one another, can result in lower Lifetime Benefit Payments.




- Annuitizing your Contract, whether voluntary or not, will impact and possibly eliminate these "lifetime" benefits. First, you may no longer invest additional Premium Payments. Second, any death benefit, whether standard or optional, will immediately terminate. Third, any Guaranteed Minimum Withdrawal Benefit guarantees you elect may end. In cases where you are required to annuitize (because you reach the Annuity Commencement Date or your Guaranteed Minimum Withdrawal Benefit requires annuitization because the Contract Value has fallen below our minimum Contract Value then in effect), lifetime annuitization payments may equal (or possibly exceed) Lifetime Benefit Payments. However, where you elect to annuitize before a required Annuity Commencement Date, lifetime annuitization payments might be less than the income guaranteed by your Guaranteed Minimum Withdrawal Benefit.




- Even though this rider is designed to provide "living benefits," you should not assume that you will necessarily receive "payments for life" if you have violated any of the terms of this rider.




- The amount of the Withdrawal Percent used to compute your Lifetime Benefit Payment is frozen based on the date of the first partial Surrender.




- The determination of the "Relevant" Covered Life is established by the Company and is critical to the determination of many important benefits such as the Withdrawal Percent used to set Lifetime Benefit Payments. Applicants should confirm this determination and be sure they fully appreciate its importance before investing.




- We may terminate this rider post-election based on your violation of benefit rules and may otherwise withdraw this rider for new sales at any time.




- Because these benefits are bundled and interdependent upon one another, there is a risk that you may ultimately pay for benefits that you may never get to use.




- Electing this rider as part of an investment program involving a qualified plan may not make sense unless, for instance, features of this Contract such as Lifetime Withdrawal Benefits and access to underlying Funds outweigh the absence of additional tax advantages from a variable annuity.




- You may select this rider only at the time of sale and once you do so, you may not add any other optional withdrawal benefits dur-ing the time you own this Contract. If you elect this rider you will not be able to elect Standard Death Benefits or optional riders other than MAV Plus.




- When the Single Life Option is chosen, your Spouse may find continuation of this rider to be unavailable or unattractive after the death of the Covered Life. Continuation of the benefits available in this rider is dependent upon its availability at the time of death of the first Covered Life and will be subject to then prevailing charges.




- The Joint/Spousal Option: provides that if you and your Spouse are no longer married for any reason other than death, the removal and replacement of your Spouse will constitute a Covered Life change. This can result in the resetting of all benefits under this rider.




- Certain Covered Life changes may result in a reduction, recalculation or forfeiture of benefits.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               55

-------------------------------------------------------------------------------



-   This rider may not be suitable if a Covered Life is under attained age 60.




C. THE HARTFORD'S LIFETIME INCOME BUILDER II




OBJECTIVE




Protect your investment from poor market performance through potential annual automatic Payment Base increases, provide longevity protection through Lifetime Benefit Payments, and ensure a Death Benefit equal to the greater of Premium Payments reduced for partial Surrenders or Contract Value.




HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?




This rider provides two separate but bundled benefits that help achieve this goal. In other words, this rider is a guarantee that you can access two ways:




- LIFETIME WITHDRAWAL BENEFIT. This rider provides a series of Lifetime Benefit Payments payable in each Contract Year following the Relevant Covered Life's 60th birthday, until the first death of any Covered Life ("Single Life Option") or until the second death of any Covered Life ("Joint/Spousal Option"). Lifetime Benefit Payments are based on the higher of your Payment Base or Contract Value on each Contract Anniversary, as adjusted by annual Payment Base increases, multiplied by the applicable Withdrawal Percent. Payments may continue even if the Contract Value has been reduced to below our Minimum Contract Value. The Withdrawal Percent varies based upon the attained age of the Relevant Covered Life as of the Contract Anniversary prior to the first partial Surrender, and the survivor option chosen. Any partial Surrender taken prior to the Contract Anniversary following the Relevant Covered Life's 60th birthday will reduce the Payment Base and your future Lifetime Benefit Payment. Such partial Surrender may potentially eliminate your Lifetime Benefit Withdrawal Guarantee.




- GUARANTEED MINIMUM DEATH BENEFIT. This guaranteed minimum death benefit provides a Death Benefit equal to the greater of Premium Payments reduced for Partial Surrenders or Contract Value as of the date due proof of death is received for any Contract Owner or Annuitant. PARTIAL SURRENDERS WILL REDUCE OR ELIMINATE THE GUARANTEED MINIMUM DEATH BENEFIT. THIS GUARANTEED MINIMUM DEATH BENEFIT REPLACES THE STANDARD DEATH BENEFITS PROVIDED UNDER THIS CONTRACT.




WHEN CAN YOU BUY THIS RIDER?




This rider is generally available to new Contracts purchased after the date of this prospectus. You may elect this rider at the time of purchase, or at a later date, if you are eligible to participate in a designated company sponsored exchange program. The benefits comprising this rider may not be purchased separately. This rider may not be available through all Registered Representatives and may be subject to additional restrictions set by your Registered Representative or us. We reserve the right to withdraw this rider at any time.




When you buy this rider, you must provide us with certain information about all relevant parties. Based on this information, we will designate the person or people who will initially be the Covered Life or Covered Lives. For the Single Life Option, the Covered Life is most often the same as the Contract Owner and joint Owner (which could be two different people). In the Joint/Spousal Option, the Covered Life is most often the Contract Owner and his or her Spouse, as joint Owner or Beneficiary.




The attained age(s) of the person or people serving as the "Relevant" Covered Life will be one factor used to establish your Withdrawal Percent. When the Single Life Option is chosen, we use the older Covered Life as the "Relevant" Covered Life; and when the Joint/ Spousal Option is chosen, we use the younger Covered Life as the "Relevant" Covered Life.




A Covered Life must be a living person. If you choose the Joint/Spousal Option, we reserve the right to (a) prohibit non-natural entities from being designated as an Owner, (b) prohibit anyone other than your Spouse from being a joint Owner; and (c) impose other designation restrictions from time to time.




DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?




If you elect this rider, you may not elect any rider other than MAV Plus (MAV only in applicable states).




HOW IS THE CHARGE FOR THIS RIDER CALCULATED?




The fee for this rider is based on your then current Payment Base (not your Contract Value) as of each Contract Anniversary. This charge will automatically be deducted from your Contract Value on your Contract Anniversary AFTER all other financial transactions have been processed and your Anniversary Value and Payment Base have been computed. In the event of a full Surrender, a prorated charge will be deducted from your Surrender Value. The charge for this rider will be withdrawn from each Sub-Account and the Fixed Accumulation Feature in the same proportion that the value of each Sub-Account bears to the total Contract Value. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts. The rider charge may limit access to Fixed Accounts in certain states.

56                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------



We reserve the right to increase the charge for this rider up to a maximum rate of 0.75% any time on or after the fifth anniversary of electing this rider or five years from the date from which we last notified you of a fee increase, whichever is later. The fee increase will only apply if you are eligible for future automatic Payment Base increases. Any future fee increase will be based on the charge that we are then currently charging other customers who have not previously elected this rider. If we cease sales of this rider, we will predetermine the rider charge on a non-discriminatory basis. Fee increases will not apply if (a) the age of the Relevant Covered Life is 80 or older; or (b) you notify us in writing of your election to permanently waive automatic Payment Base increases This fee may not be the same as the fee that we charge new purchasers or the fee we set before we cease offering this rider. In no event will this charge exceed 0.75% annually.




Subject to the foregoing limitation, we also reserve the right to charge a different fee for this rider to any new Contract Owners as a result of a change of Covered Life. Unless exempt, we will automatically deduct rider fees, as they may be increased from time to time.




We may offer a lower fee to customers who agree to participate in any asset allocation models, investment programs, or fund-of-funds we may designate from time to time.




DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?




Your initial Payment Base equals your initial Premium Payment. Your Payment Base will be adjusted in the future through your actions. Your Payment Base will fluctuate based on subsequent Premium Payments and partial Surrenders as well as automatic Payment Base increases. Your Payment Base can never be less than $0 or more than $5 million. Any activities that would otherwise increase the Payment Base above this ceiling will not be included for any benefits under this rider. The Payment Base will be recalculated based on certain changes in Covered Lives as discussed below.




- Automatic Payment Base increases. Your Payment Base may fluctuate based on annual "automatic Payment Base increases." You will be qualified for annual automatic Payment Base increases commencing on your first Contract Anniversary. Automatic Payment Base increases will cease upon the earlier of the Annuity Commencement Date or the Contract Anniversary immediately following the Relevant Covered Life's attained age of 80. Automatic Payment Base increases are based on your then current Anniversary Value (prior to the rider charge being taken) divided by your Maximum Contract Value and then reduced by 1. In no event will this factor be less than 0% or greater than 10%.




- Subsequent Premium Payments. Subsequent Premium Payments increase your Payment Base on a dollar-for-dollar basis.




- Partial Surrenders. Partial Surrenders may trigger a recalculation of the Payment Base depending on (a) whether the partial Surrender takes place prior or during an Eligible Withdrawal Year, and (b) if the cumulative amount of all partial Surrenders during any Contract Year exceeds the applicable bench mark as discussed below:




    A. If cumulative partial Surrenders taken during any Contract Year and prior to an Eligible Withdrawal Year are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Payment Base on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are greater than the Threshold (subject to rounding), then we will reduce the Payment Base on a (i) dollar-for-dollar basis up to the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.




    B.  If cumulative partial Surrenders during an Eligible Withdrawal Year are
        (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy Required Minimum Distributions ("RMD"); then the cumulative partial Surrender will not reduce the Payment Base.




    C. For any partial Surrender that first causes cumulative partial Surrenders in an Eligible Withdrawal Year to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Payment Base on a proportionate basis for the amount in excess of the Lifetime Benefit Payment.




Partial Surrenders taken during any Contract Year that cumulatively exceed the Annual Withdrawal Amount but do not exceed the Lifetime Benefit Payment will be free of any applicable Contingent Deferred Sales Charge.




Partial Surrenders will diminish the Guaranteed Minimum Death Benefit. Please refer to the Examples in Appendix I for a more complete description of these effects.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               57

-------------------------------------------------------------------------------



IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?




Yes. However, your Withdrawal Percentage and therefore the amount of your Lifetime Benefit Payment, is dependent upon when you take your first partial Surrender. For instance,




- If you take your first partial Surrender before an Eligible Withdrawal Year, your Withdrawal Percent will never increase above 5% Single Life Option 4 1/2% Joint/Spousal option for the remaining duration of your Contract.




     ATTAINED AGE OF RELEVANT COVERED                WITHDRAWAL PERCENT
     LIFE ON THE CONTRACT ANNIVERSARY         SINGLE LIFE         JOINT/SPOUSAL
   PRIOR TO THE FIRST PARTIAL SURRENDER          OPTION               OPTION
--------------------------------------------------------------------------------
                  60 - 64                         5.0%                 4.5%
                  65 - 69                         5.5%                 5.0%
                  70 - 74                         6.0%                 5.5%
                  75 - 79                         6.5%                 6.0%
                    80+                           7.0%                 6.5%





Your Withdrawal Percent may change based on a permissible Covered Life change as mentioned below. If you choose to receive less than your full Lifetime Benefit Payment in any Contract Year; you will not be able to carry remaining amounts forward to future Contract Years.




IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?




Yes. This Guaranteed Minimum Death Benefit guarantees that we will pay a Death Benefit equal to the greater of Premium Payments reduced for partial Surrenders or Contract Value as of the date we receive due proof of death of the Contract Owner(s) or Annuitant. Termination of this rider will result in the rescission of the Guaranteed Minimum Death Benefit and result in your Beneficiary receiving the Contract Value as of the date we receive due proof of death. Partial Surrenders will affect the Guaranteed Minimum Death Benefit as follows:




A. If cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are greater than the Threshold (subject to rounding), then we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.




B. If cumulative partial Surrenders during an Eligible Withdrawal Year are (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or
    (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy Required Minimum Distributions ("RMD"); then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis.




C. For any partial Surrender that causes cumulative partial Surrenders in an Eligible Withdrawal Year to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Lifetime Benefit Payment, and (ii) proportionate basis for the amount in excess of the Lifetime Benefit Payment.




Please refer to the section labeled "CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT" for more information on the continuation of the Lifetime Benefit Payments by your Spouse.




DOES THIS RIDER REPLACE THE STANDARD DEATH BENEFIT?




Yes.




CAN YOU REVOKE THIS RIDER?




No. In the event that this rider is terminated by us, your Lifetime Benefit Payments will cease; your Payment Base, including any automatic Payment Base increases will be eliminated, the Guaranteed Minimum Death Benefit will then be equal to the Contract Value, and you will not be allowed to elect any other optional benefit rider.




WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS
RIDER?




Please refer to the discussion above for the effect of partial Surrenders on your Payment Base, Guaranteed Minimum Death Benefit and Lifetime Benefit Payments. You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value with any applicable charges deducted and not the Payment Base or any Lifetime Benefit Payment that you would have received under this rider. If Your Contract Value is reduced below our Minimum Contract Value rules in effect on a particular

58                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------



Valuation Day, and your Lifetime Benefit Payment amount remains greater than zero, then we will consider this date as your Annuity Commencement Date and we will no longer accept subsequent Premium Payments.




WHAT HAPPENS IF YOU CHANGE OWNERSHIP?




Inasmuch as this rider is affected only by changes to the Covered Life, only these types of changes are discussed below. We reserve the right to approve all Covered Life changes. Certain approved changes in the designation of the Covered Life may cause a re-calculation of the benefits. Covered Life changes also allow us, in our discretion, to impose investment restrictions, as described below.




Any Covered Life change made within the first 6 months from the Contract Issue date will have no impact on the Payment Base or Guaranteed Minimum Death Benefit as long as each succeeding Covered Life is less than the maximum age limitation of the rider at the time of the change. The Withdrawal Percent and Lifetime Benefit Payment will thereafter change based on the age of the new relevant Covered Life.




After the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and partial Surrenders have not yet been taken, in the event that you and your Spouse become legally divorced, you may add a new Spouse to the Contract. Provided that the age limitation of the rider is not exceeded, the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the younger Covered Life as of the date of the change.




Alternatively, if after the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and Surrenders have been taken, in the event that you and your Spouse become legally divorced, you may only remove your ex-Spouse from the Contract whereupon the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the remaining Covered Life as of the date of the change.




You may not convert your Joint/Spousal Option election to a Single Life Option. In addition, after the first six months following the Contract issue date, if any Covered Life change takes place that is not due to a divorce, then we will:




A. If the older Covered Life after the change is equal to or less than the maximum age limitation of the rider at the time of the change, then we will revoke the Withdrawal Benefits of this rider and continue the Guaranteed Minimum Death Benefit only. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter.




B. If the older Covered Life after the change exceeds the maximum age limitation of the rider at the time of the change, or we no longer offer this rider, then the rider will terminate. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.




If you elected the Single Life Option and any Covered Life changes after the first 6 months from Contract Issue date, then we will either:




A. If we no longer offer this rider, we will continue the Guaranteed Minimum Death Benefit after resetting this benefit to the lower of the then applicable Guaranteed Minimum Death Benefit or Contract Value on the effective date of the Covered Life change; whereupon the Withdrawal Benefit will terminate. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter; or




B. If we offer this rider and: (i) if partial Surrenders have been taken prior to the first Contract Anniversary, then we will use the attained age of the oldest Covered Life as of the rider effective date to reset the Withdrawal Percent, or (ii) if partial Surrenders have not been taken prior to the first Contract Anniversary, then we will use the attained age of the older Covered Life as of the Contract Anniversary prior to the first partial Surrender to reset the Withdrawal Percent. The foregoing notwithstanding, the Payment Base will be recalculated to be the lesser of the Contract Value or the Payment Base effective on the date of the change. The Guaranteed Minimum Death Benefit will be recalculated to be the lesser of the Contract Value or the Guaranteed Minimum Death Benefit effective on the date of the change. The Maximum Contract Value will be recalculated to equal the Contract Value on the date of the change; or




C. If we offer this rider and the older Covered Life after the change exceeds the maximum age limitation of this rider at the time of the change; the rider will be terminated and removed from the Contract. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.




If the rider is no longer available for sale, we will determine the issue age limitation of the rider on a non-discriminatory basis.




The following tables illustrate only some of the various changes and the resulting outcomes associated with deaths of the Contract Owner(s) or Annuitant before and after the Annuity Commencement Date.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               59

-------------------------------------------------------------------------------



SINGLE LIFE OPTION ELECTION:




IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving             The Annuitant is living or       Joint Contract Owner receives
                                 non-spousal Contract Owner       deceased                         the Death Benefit and this
                                                                                                   rider terminates
Contract Owner                   There is a surviving spousal     The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit and this
                                                                                                   rider can continue under
                                                                                                   Spousal continuation
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Designated
                                 Owner                            deceased                         Beneficiary receives the Death
                                                                                                   Benefit
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Estate
                                 Owner or Beneficiary             deceased                         receives the Death Benefit
Annuitant                        Contract Owner is living         There is no Contingent           Contract continues, no Death
                                                                  Annuitant and the Contract       Benefit is paid, and this rider
                                                                  Owner becomes the Contingent     continues
                                                                  Annuitant
Annuitant                        Contract Owner is living         There is no Contingent           Rider terminates and Contract
                                                                  Annuitant and the Contract       Owner receives the Death
                                                                  Owner waives their right to      Benefit
                                                                  become the Contingent Annuitant
Annuitant                        Contract Owner is Living         Contingent Annuitant is Living   Contingent Annuitant becomes
                                                                                                   the Annuitant and the Contract
                                                                                                   and this rider continues
Annuitant                        Contract Owner is any            There is no Contingent           Contract Owner receives Death
                                 non-natural entity               Annuitant                        Benefit and this rider
                                                                                                   terminates





JOINT/SPOUSAL ELECTION:




IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving Contract    The Annuitant is living or       The surviving Contract Owner
                                 Owner                            deceased                         continues the Contract and
                                                                                                   rider; we will increase the
                                                                                                   Contract Value to the death
                                                                                                   benefit value
Contract Owner                   There is no surviving Contract   The spouse is the sole primary   Follow spousal continuation
                                 Owner                            beneficiary                      rules for joint life elections
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates and Contract
                                 Owner or Beneficiary             deceased                         Owner's estate receives the
                                                                                                   Death Benefit
Annuitant                        The Contract Owner is living     There is a Contingent Annuitant  The Rider continues; upon the death of the last surviving
                                                                                                   Covered Life, the rider will
                                                                                                   terminate.





CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT?




-   SINGLE LIFE OPTION:




If a Covered Life dies and the Beneficiary is the deceased Covered Life's Spouse at the time of death, such Spouse may continue the Contract. We will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater. The Covered Life will be re-determined on the date of Spousal continuation. If the new Covered Life is less than age 81 at the time of the Spousal continuation, and the rider is still available for sale, the Payment Base and the Guaranteed Minimum Death Benefit will be set equal to the Contract Value, the Withdrawal Percent will be recalculated based on the age of the older remaining Covered Life on the effective date of

60                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------



the Spousal continuation. If the Spouse elects to continue the Contract and this rider, we will continue the rider with respect to all Lifetime Withdrawal Benefits at the charge that is currently being assessed for new sales at the time of continuation. If the new Covered Life is 81 or older at the time of the Spousal continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will be equal to the Contract Value.




If we are no longer offering this rider at the time of Spousal continuation, we will revoke the Lifetime Withdrawal Benefit, the Guaranteed Minimum Death Benefit will be set equal to the Contract Value and the rider charge will no longer be assessed.




-   JOINT/SPOUSAL OPTION:




This rider is designed to facilitate the continuation of your rights under this rider by your Spouse through the inclusion of a Joint/ Spousal Option. If a Covered Life dies and the Spouse elects to continue the Contract, we will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater. If the Spouse elects to continue the Contract and this rider, we will continue the rider with respect to all benefits at the current rider charge. The benefits will be reset as follows:




- The Payment Base will be equal to the greater of Contract Value or the Payment Base on the Spousal continuation date




- The Guaranteed Minimum Death Benefit will be equal to the Contract Value on the Spousal continuation date




- The Withdrawal Percent will remain at the current percentage if partial Surrenders have commenced; otherwise the Withdrawal Percent will be based on the attained age of the remaining Covered Life on the Contract Anniversary prior to the first partial Surrender




- The Lifetime Benefit Payment will be recalculated to equal the Withdrawal Percent multiplied by the greater of the Contract Value or Payment Base on the date of Spousal continuation.




The remaining Covered Life can not name a new owner on the Contract. Any new beneficiary that is added to the Contract will not be taken into consideration as a Covered Life. The rider will terminate upon the death of the remaining Covered Life.




If the Spouse elects to continue the Contract and revoke the Lifetime Withdrawal Benefit, we will assess the charge on the revocation date and it will no longer be assessed thereafter. The Covered Life will be re-determined on the date of Spousal continuation for purposes of the Guaranteed Minimum Death Benefit. If the Covered Life is greater than the age limitation of the rider at the time of Spousal continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will equal the Contract Value.




Please refer to Appendix B for more information.




WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?




If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value and will not be able to elect any of the annuitization options allowed under this rider. If your Contract reaches the Annuity Commencement Date, the Contract must be annuitized unless we agree to extend the Annuity Commencement Date, in our sole discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules or, alternatively, under the rules applicable when the Contract Value is below our Minimum Contract Value then in effect.




If your Contract Value is reduced below our Minimum Contract Value then in effect, your Annuity Commencement Date will be attained and we will no longer accept subsequent Premium Payments. We will then issue you a payout annuity. You may elect the frequency of your payments from those offered by us at such time, but will not be less frequently than annually.




-   SINGLE LIFE OPTION:




If you have elected the Single Life Option, we will issue you a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the Covered Life determined at Annuity Commencement Date. We treat the Covered Life as the Annuitant for this payout option. If there is more than one Covered Life, then the lifetime portion will be based on both Covered Lives. The Covered Lives will be the Annuitant and joint Annuitant for this payout option. The lifetime portion will terminate on the first death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit under this rider.




If the older Annuitant is age 59 or younger, we will automatically defer the date the payments begin until the anniversary after the older Annuitant attains age 60 and is eligible to receive payments in a fixed dollar amount until the later of the death of any Annuitant or a minimum number of years.




If the Annuitant are alive and the older Annuitant is age 60 or older, you will receive payments in a fixed dollar amount until the later of the death of any Annuitant or a period certain.




The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               61

-------------------------------------------------------------------------------



greater of the period certain, or until the death of any Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of the Withdrawal Percent or 5%. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of any Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.




This option may not be available if the Contract is issued to qualify under Code Sections 401, 403, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.




-   JOINT/SPOUSAL OPTION:




If you have elected the Joint/Spousal Option and both Spouses are alive, we will issue you a Fixed Joint & Survivor Lifetime and Period Certain Payout. If only one Spouse is alive, we will issue a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the surviving Covered Life. The Covered Lives will be the Annuitant and Joint Annuitant for this payout option. The lifetime benefit will terminate on the last death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit.




If the younger Annuitant is alive and age 59 or younger, we will automatically defer the date that payments begin until the anniversary after the younger Annuitant attains age 60 and is eligible to receive payments in a fixed dollar amount until the death of the last surviving Annuitant or a period certain.




If the Annuitant is alive and the younger Annuitant is age 60 or older, you will receive payments in a fixed dollar amount until the later of the death of the last surviving Annuitant or a minimum number of years.




The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of the last Surviving Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of the Withdrawal Percent or 4 1/2%. Therefore, the higher your then remaining Guaranteed Minimum Death Benefit is at the time of annuitization, the longer the time period you will be entitled to receive annuitization payments. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of the last surviving Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.




These options may not be available if the Contract is issued to qualify under Code Sections 401, 403, 408, or 457. For such Contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.




ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?




We reserve the right to limit the Sub-Accounts into which you may allocate your Contract Value on and after the effective date of any Covered Life change. We may prohibit investment in any Sub-Account; require you to allocate your Contract Value in one of a number of asset allocation models, investment programs or fund of funds Sub-Accounts. Any transfers required to reallocate Contract Value will not be used in determining the number of transfers allowed during a Contract Year. If the restrictions are violated, the Withdrawal Benefit will be revoked but the Guaranteed Minimum Death Benefit will continue to apply.




ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?




OUR APPROVAL IS REQUIRED ON ALL SUBSEQUENT PREMIUM PAYMENTS RECEIVED AFTER THE FIRST TWELVE MONTHS. We will not accept any subsequent Premium Payment which brings the total of such cumulative subsequent Premium Payments to in excess of $100,000 without prior approval. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments.




CAN WE AGGREGATE CONTRACTS?




For purposes of determining the Payment Base and Premium Payment limits, we reserve the right to treat as one all deferred variable annuity Contracts issued by us where you have elected any optional withdrawal benefit rider. If we elect to aggregate Contracts, we will change the period over which we measure Surrenders against future Lifetime Benefit Payments.




We will treat the effective date of our aggregation election until the end of the applicable calendar year as a Contract Year for the purposes of the Lifetime Benefit Payment limit. A pro-rata rider fee will be taken at the end of that calendar year. After the first calendar year following aggregation, the Lifetime Benefit Payment limits will be aggregated and will thereafter be set on a calendar year (i.e., January 1 Contract Anniversary) basis. The rider fee then in effect will be taken at the end of each new Contract Anniversary.

62                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------



OTHER INFORMATION




For examples of how this rider works, please see "Appendix I."




- The benefits under this rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate this rider and allow us to terminate the rider.




- Your annual Lifetime Benefit Payments may fluctuate based on changes in the Payment Base and Contract Value. The Payment Base is sensitive to partial Surrenders in excess of the Lifetime Benefit Payment/Threshold. It is therefore possible that Surrenders and subsequent Premium Payments within the same Contract Year, whether or not equal to one another, can result in lower Lifetime Benefit Payments.




- Annuitizing your Contract, whether voluntary or not, will impact and possibly eliminate these "lifetime" benefits. First, you may no longer invest additional Premium Payments. Second, any death benefit, whether standard or optional, will immediately terminate. Third, any Guaranteed Minimum Withdrawal Benefit guarantees you elect may end. In cases where you are required to annuitize (because you reach the Annuity Commencement Date or your Guaranteed Minimum Withdrawal Benefit requires annuitization because the Contract Value has fallen below our minimum Contract Value then in effect), you will forfeit automatic Payment Base increases (if applicable) and lifetime annuitization payments may equal (or possibly exceed) Lifetime Benefit Payments. However, where you elect to annuitize before a required Annuity Commencement Date, lifetime annuitization payments might be less than the income guaranteed by your Guaranteed Minimum Withdrawal Benefit.




- Even though this rider is designed to provide "living benefits," you should not assume that you will necessarily receive "payments for life" if you have violated any of the terms of this rider.




- The amount of the Withdrawal Percent used to compute your Lifetime Benefit Payment is frozen based on the date of the first partial Surrender.




- The determination of the "Relevant" Covered Life is established by the Company and is critical to the determination of many important benefits such as the Withdrawal Percent used to set Lifetime Benefit Payments. Applicants should confirm this determination and be sure they fully appreciate its importance before investing.




- We may terminate this rider post-election based on your violation of benefit rules and may otherwise withdraw this rider for new sales at any time.




- Because these benefits are bundled and interdependent upon one another, there is a risk that you may ultimately pay for benefits that you may never get to use.




- Electing this rider as part of an investment program involving a qualified plan may not make sense unless, for instance, features of this Contract such as Lifetime Withdrawal Benefits and access to underlying Funds outweigh the absence of additional tax advantages from a variable annuity.




- You may select this rider only at the time of sale and once you do so, you may not add any other optional withdrawal benefits dur-ing the time you own this Contract. If you elect this rider you will not be able to elect Standard Death Benefits or optional riders other than MAV Plus.




- When the Single Life Option is chosen, Spouses may find continuation of this rider to be unavailable or unattractive after the death of the Contract Owner. Continuation of the benefits available in this rider is dependent upon its availability at the time of death of the first Covered Life and will be subject to then prevailing charges.




- The Joint/Spousal Option: provides that if you and your Spouse are no longer married for any reason other than death, the removal and replacement of your Spouse will constitute a Covered Life change. This can result in the resetting of all benefits under this rider.




- Certain Covered Life changes may result in a reduction, recalculation or forfeiture of benefits.




-   This rider may not be suitable if a Covered Life is under attained age 60.




- Annuity pay-out options available subsequent to the Annuity Commencement Date may not necessarily provide a stream of income for your lifetime and may be less than Lifetime Benefit Payments.




- The fee for this rider may increase if and when automatic Payment Base increases take place. There are no assurances as to the fee we will be charging at the time of each step-up. This is subject to the maximum fee disclosed in the Fee Table (section 2) and this section.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               63

-------------------------------------------------------------------------------



D. THE HARTFORD'S PRINCIPAL FIRST




OBJECTIVE




Protect your investment from poor market performance through annual Benefit Payments until the Benefit Amount is reduced to zero.




HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?




First, this rider protects your investment by guaranteeing Benefit Payments until your Benefit Amount, rather than your Contract Value, has been exhausted.




Second, this rider protects your investment through optional step-ups. A "step-up" resets your Benefit Amount to the Contract Value as of the Valuation Day that you exercise this option. Any time after the 5th Contract Year that this rider has been in effect and thereafter on each fifth anniversary of that date (or upon Spousal Contract continuation); you (or your Spouse if Spousal Contract Continuation rights have been elected) may elect to step-up the Benefit Amount. Spouses who become Owners by virtue of the Spousal Contract Continuation provision can elect to step up their Benefit Amount without waiting for this first fifth anniversary. We reserve the right to require you to elect step-ups only on Contract Anniversaries. Each time that you exercise step up rights, your Benefit Payment will be reset to 7% of the new Benefit Amount, and will never be less than your then existing Benefit Payment.




WHEN CAN YOU BUY THIS RIDER?




You may elect this benefit at any time, provided we are still offering this rider for new sales. Once elected, your choice is irrevocable.




DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?




If you elect this rider, you may not elect any riders other than MAV Plus (MAV only in applicable states).




HOW IS THE CHARGE FOR THIS RIDER CALCULATED?




The annual charge for this rider is based on your daily Sub-Account Value and is deducted daily. The charge continues to be deducted until we begin to make Annuity Payouts.




We will recalculate the charge each time that you step-up your Benefit Amount. The fee at the time of step up will be the charge that we are then currently charging other customers who have previously elected this rider and have elected to step-up. This fee may not be the same as, but will not be more than, the fee that we charge new purchasers or the fee we set before we cease offering this rider. If we cease sales of this rider, we will predetermine the rider charge on a non-discriminatory basis. Before you decide to exercise your step-up privileges, you should request a current prospectus which will describe the then current charge effective upon exercising step-up rights.




We also reserve the right to increase the charge for this rider up to a maximum rate of 0.75% any time on or after the fifth anniversary of electing this rider or five years from the date from which we last notified you of a fee increase, whichever is later. The fee increase will only apply if you are eligible for future step-ups. Subject to the foregoing limitation, we also reserve the right to charge a different fee for this rider to any new Contract Owners as a result of a change of ownership of this Contract.




DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?




Yes. If elected at the time of Contract issuance, your initial Benefit Amount is your initial Premium Payment. If elected after the Contract has been issued, your initial Benefit Amount will be the based on your Contract Value at the time the rider is elected. Any time after the 5th Contract Year that this rider has been in effect and thereafter on each fifth anniversary of the last step-up (or sooner upon Spousal Contract continuation); you (or your Spouse if Spousal Contract Continuation rights have been elected) may elect to step-up the Benefit Amount to the Contract Value. Step-ups may not be elected after the Contract Anniversary immediately following the older Owner's or Annuitant's 75th birthday or the Annuity Commencement Date.




Your Benefit Amount will fluctuate based on subsequent Premium Payments or partial Surrenders. Partial Surrenders in excess of your Benefit Payments may also trigger a recalculation of the Benefit Amount and future Benefit Payments. Your Benefit Amount can never be more than $5 million.




You cannot elect the step-up privilege if your then current Benefit Amount is higher than your Contract Value on "step-up" dates.




IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?




No. You can continue to take Benefit Payments until the Benefit Amount has been depleted. Once the initial Benefit Amount has been determined, we calculate the Benefit Payment. The maximum Benefit Payment is 7% of your Benefit Amount on rider effective date, or if more recently, the last date on which a step up was elected, or the Benefit Amount was reduced due to a partial Surrender

64                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------



exceeding the Benefit Payment. Benefit Payments can begin at any time and can be taken on any schedule that you request. Benefit Payments are non-cumulative, which means that your Benefit Payment will not increase in the future if you fail to take your full Benefit Payment for the current year. For example, if you do not take 7% one year, you may not take more than 7% the next year.




If you elect this rider when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you purchase this rider after you purchase your Contract, we count the first year as the time between the date we added this rider to your Contract and your next Contract Anniversary, which could be less than a year.




Any time you make subsequent Premium Payments, we re-calculate your Benefit Amount and Benefit Payments. Each time you add a Premium Payment, we increase your Benefit Amount by the amount of the subsequent Premium Payment. When you make a subsequent Premium Payment, your Benefit Payments will increase by 7% of the amount of the subsequent Premium Payment.




Your Benefit Amount cannot be less than $0 or more than $5 million. Any activities that would otherwise increase the Benefit Amount above this ceiling will not be included for any benefits under this rider.




Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value. Each Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your Benefit Payment include any applicable Contingent Deferred Sales Charge.




IF, IN ONE YEAR, YOUR SURRENDERS TOTAL MORE THAN YOUR BENEFIT PAYMENT, WE WILL RE-CALCULATE YOUR BENEFIT AMOUNT AND YOUR BENEFIT PAYMENT COULD BE SIGNIFICANTLY LOWER IN THE FUTURE. Any time we re-calculate your Benefit Amount or your Benefit Payment, we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.




We recalculate your Benefit Amount by comparing the results of two calculations. First we deduct the amount of the last Surrender from your Contract Value ("New Contract Value") and then we deduct the amount of the last Surrender from the Benefit Amount ("New Benefit Amount"). Then we compare those results:




- If the New Contract Value is more than or equal to the New Benefit Amount, and more than or equal to the Premium Payments invested in the Contract, the Benefit Payment is unchanged.




- If the New Contract Value is more than or equal to the New Benefit Amount, but less than the Premium Payments invested in the Contract, we have to recalculate your Benefit Payment. Your Benefit Payment then becomes 7% of your New Contract Value.




- If the New Contract Value is less than the New Benefit Amount, your New Benefit Amount is then equal to the New Contract Value and we will recalculate your Benefit Payment. We recalculate the Benefit Payment by comparing the "old" Benefit Payment to the "new" Benefit Payment for the New Benefit Amount and your Benefit Payment becomes the lower of those two values.




Please refer to examples 2 - 7 for The Hartford's Principal First in Appendix I for illustrations regarding recalculation of your Benefit Amount.




If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.




Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on a calendar year basis (i.e., compared to a Contract Year basis), usually beginning after age 70 1/2. These withdrawals are called Required Minimum Distributions. A Required Minimum Distribution may exceed your Benefit Payment, which will cause a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future. If you enroll in our Automatic Income Program to satisfy the Required Minimum Distributions from the Contract and, as a result, the withdrawals exceed your annual Benefit Payment, we will not recalculate your Benefit Amount or Benefit Payment.




IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?




No. However, partial Surrenders will reduce the Standard Death Benefit.




DOES THIS RIDER REPLACE STANDARD DEATH BENEFITS?




No.




CAN YOU REVOKE THIS RIDER?




No.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               65

-------------------------------------------------------------------------------



WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS
RIDER?




Please refer to the discussion above for the effect of partial Surrenders on your Benefit Amount and Benefit Payment. If your Contract Value is reduced to zero due to receiving Benefit Payments, and you still have a Benefit Amount, you will continue to receive a Benefit Payment through a fixed Annuity Payout option until your Benefit Amount is depleted. While you are receiving payments under fixed Annuity Payout options, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining Benefit Payments. You can Surrender your entire Contract Value any time; however, you will receive your Contract Value at the time you request a full Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount that you would have received under this rider.




Please see section 9(C)(2)(d) & 10(F) for more information.




WHAT HAPPENS IF YOU CHANGE OWNERSHIP?




If you change the ownership or assign this Contract to someone other than your Spouse after 12 months of electing this rider, we will recalculate the Benefit Amount and the Benefit Payment may be lower in the future. The Benefit Amount will be recalculated to equal the lesser of:




-   The Benefit Amount immediately prior to the ownership change or assignment;
    or




-   The Contract Value at the time of the ownership change or assignment.




The Benefit Payment will then be reset to 7% of the new Benefit Amount.




See sections 5(a) and 8(b) for additional information.




CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT?




Yes. If the Owner dies and the Beneficiary is the deceased Owner's Spouse at the time of death, the Spouse may continue the Contract and this rider. This right may be exercised only once during the term of the Contract.




WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?




You may elect the annuitization option at any time. If you annuitize your Contract, you may choose this Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option (called the "PF Annuity Payout Option"), we will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Owner or the Annuitant should die before the PF Annuity Payout Period is complete, the remaining payments will be made to the Beneficiary. The PF Annuity Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options. If you, the joint Owner or Annuitant die before the Annuity Calculation Date and all of the Benefit Payments guaranteed by us have not been made, the Beneficiary may elect to take the remaining Benefit Payments by electing the PF Annuity Payout Option or any of the Death Benefit options offered in your Contract. If the Annuitant dies after the Annuity Calculation Date and before all of the Benefit Payments guaranteed by us have been made, the payments will continue to be made to the Beneficiary. If your Contract Value is reduced to zero, you will receive a fixed Annuity Payout option until your Benefit Amount is depleted.




ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?




No.




ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?




No; however, your Benefit Amount cannot be more than $5 million. Any activities that would otherwise increase the Benefit Amount above this ceiling will not be included for any benefits under this rider.




CAN WE AGGREGATE CONTRACTS?




We reserve the right to treat all Contracts issued to you by us or one of our affiliates as one Contract for purposes of this rider. This means that if you purchase two Contracts from us in any twelve month period and elect any optional withdrawal benefit rider on both Contracts, withdrawals from one Contract may be treated as withdrawals from the other Contract.




OTHER INFORMATION




For examples of how this rider works, see "Appendix I."

66                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------



This rider may not be appropriate for all investors. Several factors, among others, should be considered:




- The annual percentage used for determining Benefit Payments is not a fixed rate of return. The Contract Value used to set Benefit Payments is based on the investment performance of your Sub-Accounts.




- Benefit Payments can't be carried forward from one year to the next. You will not be warned if you take less than the maximum withdrawals available without triggering recalculation of your Benefit Payments.




- Annual Surrenders exceeding 7% accelerate depletion of your Benefit Amount even if you use the Automatic Income Program to meet Required Minimum Distribution requirements. No reliable assumptions can be made that your payments will continue for any particular number of years.




- Additional contributions made to your Contract after withdrawals have begun may not restore the previous amount of Benefit Payments, even if the additional contribution restores the Benefit Amount to the previous Benefit Amount.




- Voluntary or involuntary annuitization will terminate Benefit Payments. Annuity Payout options available subsequent to the Annuity Commencement Date may be less than Benefit Payments.




- There are no assurances made or implied that automatic Benefit Amount increases will occur and if occurring, will be predictable.




- The fee for this rider may increase if and when automatic Benefit Amount increases take place. There are no assurances as to the fee we will be charging at the time of each step-up. This is subject to the maximum fee disclosed in the Fee Table (section 2) and this section.




- When the Contract Value is small in relation to the Benefit Amount, Surrenders may have a significant effect on future Benefit Payments.




8. OTHER INFORMATION




A. DEFINITIONS




Except as provided elsewhere in this prospectus, the following capitalized terms shall have the meaning ascribed below:


ACCOUNT: Any of the Sub-Accounts or the Fixed Accumulation Feature.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those Payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.



ADMINISTRATIVE OFFICE: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is:
Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.




ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, as adjusted for subsequent Premium Payments and Surrenders.


ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.



ANNUITANT: The person on whose life the Contract is issued. Except as otherwise provided, the Annuitant may not be changed after your Contract is issued.


ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.



ANNUITY COMMENCEMENT DATE: Except as provided herein, the later of the 10th Contract Anniversary or the date the Annuitant reaches age 90, unless we, in our sole discretion, agree to postpone to another date following our receipt of an extension request.


ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               67

-------------------------------------------------------------------------------

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.



BENEFICIARY: The person(s) entitled to receive benefits pursuant to the terms of the Contract, upon the death of any Contract Owner, joint Contract Owner and Annuitant, as the case may be.




BENEFIT AMOUNT: The basis used to determine the maximum payout guaranteed under The Hartford's Principal First, The Hartford's Principal First Preferred and The Hartford's Lifetime Income Builder. The Benefit Amount comprises net Premium Payments less any Payment Enhancements, if applicable, and may be subject to periodic step-ups when The Hartford's Principal First or The Hartford's Lifetime Income Builder have been elected.




BENEFIT PAYMENT: The maximum guaranteed amount that may be withdrawn each Contract Year under The Hartford's Principal First, The Hartford's Principal First Preferred or The Hartford's Lifetime Income Builder. A Benefit Payment constitutes a partial Surrender.


CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.



CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge, if applicable, that may apply when you make a full or partial Surrender.


CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER, OWNER OR YOU: The owner or holder of the Contract described in this prospectus including any joint Owner(s). We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.



COVERED LIFE: The governing life or lives used for determining the Lifetime Withdrawal Benefit under The Hartford's Lifetime Income Foundation and The Hartford's Lifetime Income Builder II.


DEATH BENEFIT: The amount payable if the Contract Owner, joint Contract Owner or the Annuitant dies before the Annuity Commencement Date.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.



ELIGIBLE WITHDRAWAL YEAR: As used in The Hartford's Lifetime Income Foundation and The Hartford's Lifetime Income Builder II, any Contract Year following the Relevant Covered Life's 60th birthday.




FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, the Fixed Accumulation Feature may be called the Fixed Account.




GENERAL ACCOUNT: The General Account includes our company assets, including any money you have invested in the Fixed Accumulation Feature. The assets in the General Account are available to our creditors.




JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.




LIFETIME BENEFIT PAYMENT: The maximum guaranteed amount that can be withdrawn each year beginning on the Contract Anniversary following the Relevant Covered Life's 60th birthday, pursuant to The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Foundation and The Hartford's Lifetime Income Builder. A Lifetime Benefit Payment constitutes a partial Surrender.

68                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------



MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value, adjusted for subsequent Premium Payments and partial withdrawals, prior to the deceased's 81st birthday or the date of death, if earlier.




MAXIMUM CONTRACT VALUE: The greatest of: (i) the Contract Value on the rider issue date, plus Premium Payments received as of such date or (ii) the Contract Value on each subsequent Contract Anniversary, excluding the current Contract Anniversary, plus Premium Payments received after such Contract Anniversary date.




MINIMUM CONTRACT VALUE: Subject to state variations, the Minimum Contract Value we establish from time to time.



NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

1933 ACT: The Securities Exchange Act of 1933, as amended.

1934 ACT: The Securities Exchange Act of 1934, as amended.

1940 ACT: The Investment Company Act of 1940, as amended.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.



PAYMENT BASE: The amount used to determine the Lifetime Benefit Payments for The Hartford's Lifetime Income Foundation and The Hartford's Lifetime Income Builder
II. The Payment Base may be subject to periodic increases when The Hartford's Lifetime Income Builder II has been elected.




PAYMENT ENHANCEMENT: An amount we credit to your Contract Value at the time a Premium Payment is made for "Plus" Contracts only. The amount of a Payment Enhancement is based on the cumulative Premium Payments you make to your Contract.




PREMIUM PAYMENT: Money sent to us to be invested in your Contract (not taking into consideration any applicable front-end sales charges or Payment Enhancements).



PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.



RELEVANT COVERED LIFE: When the Single Life option is chosen, the Relevant Covered Life will be the older of the Contract Owner(s) if the Contract Owner is a natural person or the Annuitant(s) if the Contract Owner is not a natural person. When the Joint/Spousal Option is chosen, however, the Relevant Covered Life will be the younger of the Contract Owner and his or her Spouse if the Contract Owner is a natural person or the Annuitant if the Contract Owner is not a natural person. As used herein, "attained age" means the chronological age of the Relevant Covered Life as of the most recent Contract Anniversary before requesting any partial Surrender or if a partial Surrender is requested during the first Contract Year, the chronological age of the Relevant Covered Life as of the Contract issuance date.


REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SPOUSE: A person related to a Contract Owner by marriage pursuant to the Code.



SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for each Sub-Account.


SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.



THRESHOLD: For the purposes of The Hartford's Lifetime Income Foundation and The Hartford's Lifetime Income Builder II, the amount used to determine the change in the Payment Base following a partial Surrender in any Contract Year that is not an Eligible Withdrawal Year. This amount is 5% (Single Life Election) or 4 1/2% (Joint/Spousal Election) multiplied by the greater of the Payment Base or Contract Value on the most recent Contract Anniversary plus subsequent Premium Payments made after the most recent Contract Anniversary.



VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange. The Exchange generally closes at 4:00 p.m. Eastern Time but may close earlier on certain days and as conditions warrant.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               69

-------------------------------------------------------------------------------

WE, US OR OUR: Hartford Life and Annuity Insurance Company.



WITHDRAWAL PERCENT: The multiplier used in calculating Lifetime Benefit Payments under The Hartford's Lifetime Income Foundation and The Hartford's Lifetime Income Builder II.




YOU: The Owner including any joint Owner(s). We do not capitalize "you" or "your" in this prospectus.




B. STATE VARIATIONS




The following section describes modifications to this prospectus required by one or more state insurance departments as of the date of this prospectus. Unless otherwise noted, variations apply to all forms of Contracts we issue. References to certain state's variations do not imply that we actually offer Contracts in each such state. These variations are subject to change without notice and additional variations may be imposed as specific states approve new riders.




- ALABAMA -- We will accept subsequent Premium Payments only during the first Contract Year for Core Contracts, and only during the first three Contract Years for Outlook Contracts.




- CALIFORNIA -- Any Owner 60 years old or older when purchasing this Contract in California must either elect the Senior Protection Program, or elect to immediately allocate the initial Premium Payments to the other investment options.




  Under the Senior Protection Program, we will allocate your initial Premium Payment to a Money Market Fund Sub-Account (or comparable money market Sub-Account) for the first 35 days your initial Premium Payment is invested. After the 35th day we will automatically allocate your Contract Value according to your most current investment instructions.




  If you elect the Senior Protection Program you will not be able to participate in any InvestEase (if otherwise available) or Dollar Cost Averaging Program until after the Program has terminated. The Dollar Cost Averaging Plus and certain Automatic Income Programs are not available if you elect the Senior Protection Program. Under the Senior Protection Program any subsequent Premium Payment received during the 35 days after the initial Premium Payment is invested will also be invested in a Money Market Fund Sub-Account (or comparable money market Sub-Account) unless you direct otherwise.




  You may voluntarily terminate your participation in the Senior Protection Program by contacting us in writing or by telephone. You will automatically terminate your participation in the Senior Protection Program if you allocate a subsequent Premium Payment to any other investment option or transfer Account Value from a Money Market Fund Sub-Account (or comparable money market Sub-Account) to another investment option.




  When you terminate your participation in the Senior Protection Program:




       - you may reallocate your Contract Value in the Program to other investment options; or




       - we will automatically reallocate your Account Value in the Program according to your original instructions 35 days after your initial Premium Payment was invested.




- CONNECTICUT -- There are no investment restrictions on the Sub-Accounts that you may invest in while subject to The Hartford's Principal First Preferred benefits. If you elect that rider, our approval is required for any subsequent Premium Payments if the Premium Payments for all deferred variable annuity Contracts issued by us or our affiliates to you equal or exceed $100,000. For Connecticut residents that elect The Hartford's Lifetime Income Builder, contract aggregation provisions do not apply.




- FLORIDA -- The limit on Death Benefits imposed when aggregate Premium Payments total $5 million or more does not apply.




- MASSACHUSETTS -- We will accept subsequent Premium Payments only until the Annuitant's 63rd birthday or the third Contract Anniversary, whichever is later, for Core Contracts, and until the Annuitant's 66th birthday or the sixth Contract Anniversary, whichever is later.




  For Outlook, Core, and Plus Contracts -- The Nursing Home Waiver is not available.




-   MINNESOTA -- MAV Plus is not available and the Maximum Anniversary Value
    (MAV) Death Benefit is offered instead.




-   NEW JERSEY -- The only AIRs available are 3% and 5%.




  The investment restrictions and the contract aggregation provisions of The Hartford's Lifetime Income Builder are not applicable to New Jersey Owners electing such rider.




  Core, Outlook, and Plus Contracts -- The Nursing Home Waiver is not available.




- NEW YORK -- We will not recalculate The Hartford's Principal First Preferred or The Hartford's Principal First Benefit Amounts if you change ownership or assign your Contract to someone other than your Spouse. The Minimum Contract Value is $1,000 after any Surrender. The minimum monthly Annuity Payout is $20.

70                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------



  MAV Plus is not available and the Maximum Anniversary Value (MAV) Death Benefit is offered instead.




  For Core, Outlook, Plus and Edge Contracts -- The Fixed Accumulation Feature is not available if you elect The Hartford's Lifetime Income Builder.




  The only AIRs available are 3% and 5%.




  For Core, Outlook and Plus Contracts -- The Nursing Home Waiver is not available.




-   OKLAHOMA -- The only AIRs available for Okalahoma Owners are 3% and 5%.




- OREGON -- We will accept subsequent Premium Payments during the first three Contract Years for Core Contracts and six years for Outlook Contracts.




  Core, Outlook, Plus and Edge Contracts -- Owners may only sign up for DCA Plus Programs that are 6 months or longer.




  Core, Outlook, Plus, Edge and Access Contracts -- You may not choose a fixed dollar amount Annuity Payout.




  The Life Annuity with a Cash Refund Annuity Payout Option is not available for Oregon residents and the only AIRs available are 3% and 5%.




- PENNSYLVANIA -- Core, Outlook and Plus -- The Nursing Home Waiver minimum confinement period is changed from 180 days to 90 days. Pennsylvania residents may not choose a fixed dollar amount Annuity Payout or the Life Annuity with a Cash Refund Annuity Payout Option.




- SOUTH CAROLINA -- Core, Outlook and Plus Contracts -- In Contract Years when no Premium Payment is paid, any portion of the Annual Maintenance Fee taken from the Fixed Accumulation Feature will be limited to that required by law.




- VERMONT -- Edge -- Eligible Investments owned by you, your spouse or any immediate family member may be included under the Rights of Accumulation Program.




- WASHINGTON -- MAV Plus is not available and Maximum Anniversary Value (MAV) Death Benefit is offered instead.




  Core, Outlook and Plus Contracts -- In any year when no Premium Payment is paid into the Fixed Accumulation Feature, any pro-rata portion of the fee taken from the Fixed Accumulation Feature will be limited to interest earned in excess of the 3% for that year.




  Core, Outlook, Plus and Edge Contracts -- The Fixed Accumulation is not available if you elect The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II or The Hartford's Lifetime Income Foundation.




C. LEGAL MATTERS




There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual funds companies. These regulatory inquiries have focused on a number of mutual fund issues, including market timing and late trading, revenue sharing and directed brokerage, fees, transfer agents and other fund service providers, and other mutual-fund related issues. The Hartford, which includes Hartford Life Insurance Company ("HLIC") and its affiliates, has received requests for information and subpoenas from the Securities and Exchange Commission ("SEC"), subpoenas from the New York Attorney General's Office, a subpoena from the Connecticut Attorney General's Office, requests for information from the Connecticut Securities and Investments Division of the Department of Banking, and requests for information from the New York Department of Insurance, in each case requesting documentation and other information regarding various mutual fund regulatory issues. The Hartford continues to cooperate fully with these regulators in these matters.




The SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations related to market timing. The Hartford continues to cooperate fully with the SEC and the New York Attorney General's Office in these matters. The funds are available for purchase by the Separate Accounts of different variable universal life insurance policies, variable annuity products, and funding agreements, and they are offered directly to certain qualified retirement plans. Although existing products contain transfer restrictions between Sub-Accounts, some products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as a result of the settlement of litigation against The Hartford with respect to certain owners of older variable annuity contracts, The Hartford's ability to restrict transfers by these owners has, until recently, been limited. The Hartford has executed an agreement with the parties to the previously settled litigation which, together with separate agreements between these Contract Owners and their broker, has resulted in the exchange or surrender of all of the variable annuity contracts that were the subject of the previously settled litigation.




The SEC's Division of Enforcement also is investigating aspects of The Hartford's variable annuity and mutual fund operations related to directed brokerage and revenue sharing. The Hartford discontinued the use of directed brokerage in recognition of mutual fund sales in late 2003. The Hartford continues to cooperate fully with the SEC in these matters.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               71

-------------------------------------------------------------------------------



The Hartford has received subpoenas from the New York Attorney General's Office and the Connecticut Attorney General's Office requesting information relating to The Hartford's group annuity products, including single premium group annuities used in maturity or terminal funding programs. These subpoenas seek information about how various group annuity products are sold, how The Hartford selects mutual funds offered as investment options in certain group annuity products, and how brokers selling The Hartford's group annuity products are compensated. The Hartford continues to cooperate fully with these regulators in these matters.




On May 10, 2006, The Hartford entered into a settlement with the New York Attorney General's Office and the Connecticut Attorney General's Office regarding The Hartford's use of expense reimbursement agreements in its terminal and maturity funding group annuity line of business. Under the terms of the settlement, The Hartford will pay $20 million, of which $16.1 million will be paid to certain plan sponsors that purchased terminal or maturity funding annuities between January 1, 1998, and December 31, 2004. The remaining balance of $3.9 million will be divided equally between the states of New York and Connecticut. The costs associated with the settlement have already been accounted for with reserves previously established by The Hartford. As part of the settlement, The Hartford will accept a three-year prohibition on the use of contingent compensation in its terminal and maturity funding group annuity line of business.




To date, neither the SEC's and New York Attorney General's market timing investigation nor the SEC's directed brokerage investigation has resulted in the initiation of any formal action against The Hartford by these regulators. However, The Hartford believes that the SEC and the New York Attorney General's Office are likely to take some action against The Hartford at the conclusion of the respective investigations. The Hartford is engaged in active discussions with the SEC and the New York Attorney General's Office. The potential timing of any resolution of any of these matters or the initiation of any formal action by any of these regulators in these matters is difficult to predict. In 2005, Hartford Life, Inc. ("Hartford Life") recorded an after-tax charge of $102 million of which $14 million, after-tax, was attributed to HLIC, to establish a reserve for the market timing, directed brokerage and single premium group annuity matters. Hartford Life recorded an additional charge of $7 million, after-tax, in the first quarter of 2006. This reserve is an estimate; in view of the uncertainties regarding the outcome of these regulatory investigations, as well as the tax-deductibility of payments, it is possible that the ultimate cost to Hartford Life of these matters could exceed the reserve by an amount that would have a material adverse effect on Hartford Life's consolidated results of operations or cash flows in a particular quarterly or annual period. It is reasonably possible that HLIC may ultimately be liable for all or a portion of the ultimate cost to Hartford Life in excess of the $14 million already attributed to HLIC.




On May 24, 2005, The Hartford received a subpoena from the Connecticut Attorney General's Office seeking information about The Hartford's participation in finite reinsurance transactions in which there was no substantial transfer of risk between the parties. The Hartford is cooperating fully with the Connecticut Attorney General's Office in this matter.




On June 23, 2005, The Hartford received a subpoena from the New York Attorney General's Office requesting information relating to purchases of The Hartford's variable annuity products, or exchanges of other products for The Hartford's variable annuity products, by New York residents who were 65 or older at the time of the purchase or exchange. On August 25, 2005, The Hartford received an additional subpoena from the New York Attorney General's Office requesting information relating to purchases of or exchanges into The Hartford's variable annuity products by New York residents during the past five years where the purchase or exchange was funded using funds from a tax-qualified plan or where the variable annuity purchased or exchanged for was a Sub-Account of a tax-qualified plan or was subsequently put into a tax-qualified plan. The Hartford is cooperating fully with the New York Attorney General's Office in these matters.




On July 14, 2005, The Hartford received an additional subpoena from the Connecticut Attorney General's Office concerning The Hartford's structured settlement business. This subpoena requests information about The Hartford's sale of annuity products for structured settlements, and about the ways in which brokers are compensated in connection with the sale of these products. The Hartford is cooperating fully with the New York Attorney General's Office and the Connecticut Attorney General's Office in these matters.




The Hartford has received a request for information from the New York Attorney General's Office about issues relating to the reporting of workers' compensation premium. The Hartford is cooperating fully with the New York Attorney General's Office in this matter.




The Hartford does not expect any of these actions to result in a material adverse effect on the Separate Accounts or on the HLS funds that serve as underlying investments for these accounts.




D. FINANCIAL STATEMENTS




You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.

72                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------



E. MORE INFORMATION




ASSIGNMENT -- A non-qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a non-qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract.




A qualified Contract may not be transferred or otherwise assigned (whether directly or used as collateral for a loan), unless allowed by applicable law and approved by us in writing. We can withhold our consent for any reason. We are not obligated to process any request for approval within any particular time frame.


CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.

HOW CONTRACTS ARE SOLD -- Hartford Securities Distribution Company, Inc. ("HSD") serves as principal underwriter for the Contracts which are offered on a continuous basis. HSD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the NASD. The principal business address of HSD is the same as ours.



Contracts will be sold by individuals who have been appointed by us as insurance agents and who are registered representatives of broker-dealers that have entered into selling agreements with HSD.


Commissions -- We pay compensation to broker-dealers, financial institutions and other affiliated broker-dealers ("Financial Intermediaries") for the sale of the Contracts according to selling agreements with Financial Intermediaries. Affiliated broker-dealers also employ wholesalers in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value. Your Registered Representative may be compensated on a fee for services and/or commission basis.



We pay an up-front commission of up to 7% of your Premium Payment at the time of sale to the Financial Intermediary that your Registered Representative is associated with. Your Registered Representative's Financial Intermediary may also receive on-going or trail commissions of generally not more than 1% of your Contract Value. Upfront commissions range from 1% to 7%. Registered Representatives may have multiple options on how they wish to allocate their commissions and/or compensation. Compensation paid to your Registered Representative may also vary depending on the particular arrangements between your Registered Representative and their Financial Intermediary. We are not involved in determining your Registered Representative's compensation. You are encouraged to ask your Registered Representative about the basis upon which he or she will be personally compensated for the advice or recommendations provided in connection with this transaction.




Additional Payments -- In addition to commissions, we or our affiliates pay significant additional compensation ("Additional Payments") to some Financial Intermediaries (who may or may not be affiliates), in connection with the promotion, sale and distribution of our variable annuities. Additional Payments are generally based on average net assets (or on aged assets) of the Contracts attributable to a particular Financial Intermediary; on sales of the Contracts attributable to a particular Financial Intermediary and/or on reimbursement of sales expenses. Additional Payments may take the form of, among other things:
(1) sponsorship of due diligence meetings to educate Financial Intermediaries about our variable products; (2) payments for providing training and information relating to our variable products; (3) expense allowances and reimbursements;
(4) override payments and bonuses; (5) personnel education or training; (6) marketing support fees (or allowances) for providing assistance in promoting the sale of our variable products; and/or (7) shareholder services, including sub-accounting and the preparation of account statements and other communications.




We are among several insurance companies that pay Additional Payments to certain Financial Intermediaries to receive "preferred" or recommended status. These privileges include our ability to gain additional or special access to sales staff, provide and/or attend training and other conferences; placement of our products on customer lists ("shelf-space arrangements"); and otherwise improve sales by featuring our products over others. We may pay Additional Payments to certain key Financial Intermediaries based on assets under management.




Consistent with NASD Conduct Rules, we may also provide cash and non-cash compensation in the form of: (1) occasional meals and entertainment; (2) occasional tickets to sporting events; (3) nominal gifts (not to exceed $100 annually); (4) sponsorship of sales contests and/or promotions in which participants receive prizes such as travel awards, merchandise and recognition;
(5) sponsorship of training and educational events; and/or (6) due diligence meetings. In addition to NASD rules governing limitations on these payments, we also follow our guidelines and those of Financial Intermediaries which may be more restrictive than NASD rules.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               73

-------------------------------------------------------------------------------

Additional Payments create a potential conflict of interest in the form of an additional financial incentive to the Registered Representative and/or Financial Intermediary to recommend the purchase of this Contract over another variable annuity or another investment option. For the fiscal year ended December 31, 2005, Additional Payments did not in the aggregate exceed approximately $48 million (excluding incidental corporate-sponsorship related perquisites).



As of December 31, 2005, we have entered into arrangements to make Additional Payments to the following Financial Intermediaries: A.G. Edwards & Sons, Inc., ABN AMRO Bank, N.V., Advest, Inc., Aegis Capital Advisors, LLC, AIG Advisors Group, Inc., AIG SunAmerica, American International Group, Inc., AMSouth Investment Services, Inc., Asset Management Securities, Associated Investment Services, Inc., B. C. Ziegler & Co., Banc of America Investment Services, Inc., Banc One Securities Corp., Bancnorth Investment Group, Inc., Bancwest Investment Services, Inc., BB&T Investment Services, Inc., BNY Investment Center of The Bank of New York Company, Inc., BOSC, Inc., BlueVase Securities, LLC., Cadaret Grant & Co., Inc., Cambridge Investment Research, Inc., Capital Analyst Inc., Capital Securities of America, Inc., Centaurus Financial, Inc., Citigroup, Inc. (various divisions and affiliates), Colonial Brokerage House (LifeMark Partners), Coordinated Capital Securities, Inc., Commerce Brokerage Services, Inc., Comerica Securities, Commonwealth Financial Network, Compass Brokerage, Inc., Crowell, Weedon & Co., Crown Capital Securities, L.P., Cuso Financial Services, L.P., Dortch Securities & Investments, Inc., Duerr Financial Corporation, Edward D. Jones & Co., L.P., Empire Securities, Inc., ePLANNING, Inc., Ferris, Baker Watts, Incorporated, FFP Securities, Inc., Fifth Third Securities, Inc., FIMCO Securities Group (Mequon, WI), Financial Network Services (or Investment) Corp., Fintegra Financial Services, LLC., First Allied Securities, Inc., First Citizens Investor Services, First Heartland Capital, Inc., First Montauk Securities Corp., First National Bank of Omaha, First Tennessee Brokerage, Inc., First Wall Street Corporation, Frost Brokerage Services, Inc., FSC Securities Corporation, Girard Securities, Inc., Great American Advisors, Inc., H.D. Vest Investment Services (subsidiary of Wells Fargo & Company), Harbour Investments, Inc., H & R Block Financial Advisors, Inc., Harvest Capital LLC, Heim & Young Securities, Hibernia Investments, L.L.C., Hong Kong and Shanghai Banking Corporation Limited (HSBC), The Huntington Investment Company, IFMG Securities, Inc. at Rockland Trust, Independent Financial Group, LLC, Infinex Financial Group, ING Advisors Network, Intersecurities, INC., Invest Financial Corp., Investacorp, Inc., Investment Professionals, Inc., Investors Capital Corporation, Investment Centers of America, Inc., Investment Professionals, Inc., Investors Capital Corp., James T. Borello & Co, Janney Montgomery Scott LLC, Jefferson Pilot Securities Corporation, J.J.B. Hilliard, W.L. Lyons, Inc., KMS Financial Services, Inc., Legg Mason Wood Walker, Incorporated, Leigh Baldwin & Co., LLC, Lincoln Financial Advisors Corp. (marketing name for Lincoln National Corp.), Linsco/Private Ledger Corp., Local Securities Corporation, M&T Securities, Inc., McDonald Investments Inc., Merrill Lynch Pierce Fenner & Smith, Morgan Keegan & Company, Inc, Morgan Stanley & Co., Inc. (various divisions and affiliates), Mutual Service Corporation, Natcity Investments, Inc., National Planning Corp., Newbridge Securities Corp., NEXT Financial Group, Inc., NFP Securities, Inc., North Ridge Securities Corp., ONB Investment Services, Inc., Oppenheimer & Co., Inc., Park Avenue Securities LLC, Parker/Hunter Incorporated, Partners Investment Network, Inc., Pension Planners Securities, Inc., People's Securities, Inc., PFIC Securities Corp., Piper Jaffray & Co., Prime Capital Services, Inc., Primevest Financial Services, Inc., Proequities, Inc., Prospera Financial Services, Inc., QA3 Financial Corp, Raymond James Financial Services, RBC Dain Rauscher Inc., Robert W. Baird & Co., Inc., Rogan & Assoc., Inc., Royal Alliance Assoc., Inc., Ryan Beck & Co., Scott & Stringfellow, Inc., Securian Financial Services, Inc., Securities America, Inc., Securities Service Network, Inc., Sigma Financial Corporation, SII Investments, Inc., Southtrust Securities, Inc., Stifel Nicolaus & Company, Incorporated, Sun Trust Bank, SunTrust Investment Services, Inc. -- Alexander Key Division, SWBC Investment Services, LLC, Synovus Securities, Inc., TFS Securities, Inc., The Investment Center, Inc., Thurston, Springer, Miller, Herd & Titak, Inc.,Triad Advisors, Inc., UBOC Investment Services, Inc. (Union Bank of California, N.A.), UBS Financial Services, Inc., UMB Scout Brokerage Services, Inc., U.S. Bancorp Investments, Inc., Unionbanc Investment Services, LLC, Uvest Financial Services Group Inc., Valmark Securities, Inc., Wachovia Securities, LLC. (various divisions), Wall Street Financial Group, Inc., Walnut Street Securities, Inc., Webster Investment Services, Inc., Wells Fargo Brokerage Services, L.L.C., Wescom Financial Services, Wilbanks Securities, Inc., WM Financial Services, Inc., Woodbury Financial Services, Inc. (an affiliate of ours), WRP Investments, Inc., XCU Capital Corporation, Inc.


Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by NASD Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Registered Representative is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.



The Contract may be sold directly to certain individuals under certain circumstances that do not involve payment of any sales compensation to a Registered Representative. In such case, Hartford will credit the Contract with an additional 5.0% of the Premium Payment. This additional waiver of Premium Payment in no way affects present or future charges, rights, benefits or current values of other Contract Owners. The following class of individuals are eligible for this feature: (1) current or retired officers, directors, trustees and employees (and their families) of the ultimate parent and affiliates of us; and
(2) employees and Registered Representatives (and their families) of registered broker-dealers (or their financial institutions) that have a sales agreement with us and our and its principal underwriter to sell the Contracts.

74                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------



MEDICAID BENEFITS -- Medicaid is a program that covers most medical costs, including nursing home and home care for the elderly and certain persons with disabilities. To qualify, individuals must meet both income and resource tests. Subject to state law, income tests measure whether earned and unearned income such as benefit payments exceeds predetermined monthly caps. Resource tests look to the value of countable assets such as this Contract. Medicaid also allows the costs of benefits such as nursing home care, home and community based services, and related hospital prescription drug services to be recaptured from a recipient's estate after their death (or if the recipient has a surviving Spouse, the recapture is suspended until after the death of the recipient's surviving Spouse).


Medicaid estate planning may be important to people who are concerned about long term care costs or the adequacy of their private LTC insurance. BENEFITS ASSOCIATED WITH THIS VARIABLE ANNUITY MAY HAVE AN IMPACT ON YOUR MEDICAID ELIGIBILITY AND THE ASSETS CONSIDERED FOR MEDICAID BENEFITS.

Certain asset and/or trust transfers (or a "spend down" of assets) made to become eligible for Medicaid may trigger periods of potentially unlimited ineligibility and can be considered fraud. Each state examines the financial history of a person to determine whether he or she transferred funds at below market value in order to qualify for Medicaid. These look-back periods are currently 36-months for asset transfers and 60-months for Medicaid exempt trust transfers.

Ownership interests or beneficiary status under this variable annuity can render you or you loved ones ineligible for Medicaid. This may be particularly troubling if your Spouse or Beneficiary is already receiving Medicaid benefits at the time of transfer or receipt of Death Benefits. As certain ownership changes are either impermissible or are subject to benefit resetting rules, you may want to carefully consider how you structure the ownership and beneficiary status of your Contract.

THIS DISCUSSION IS INTENDED TO PROVIDE A VERY GENERAL OVERVIEW AND DOES NOT CONSTITUTE LEGAL ADVICE OR IN ANY WAY SUGGEST THAT YOU CIRCUMVENT THESE RULES. YOU SHOULD SEEK ADVICE FROM A COMPETENT ELDER LAW ATTORNEY TO MAKE INFORMED DECISIONS ABOUT HOW THIS VARIABLE ANNUITY MAY AFFECT YOUR PLANS.



9. FEDERAL TAX CONSIDERATIONS


A. INTRODUCTION

The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See "Annuity Purchases by Nonresident Aliens and Foreign Corporations," regarding annuity purchases by non-U.S. Persons or residents.

This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

In addition, this discussion does not address many of the tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.

THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               75

-------------------------------------------------------------------------------

B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. Hartford is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Hartford is the owner of the assets from which the tax benefits are derived.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING CONTRACTS NOT HELD IN TAX-QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

    1.   NON-NATURAL PERSONS AS OWNERS

Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:

- A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

- A contract acquired by the estate of a decedent by reason of such decedent's death,

- Certain contracts acquired with respect to tax-qualified retirement arrangements,

- Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

- A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

    2.   OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

        a.   DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract." It is unclear what value should be used in determining the "income on the contract." We believe that the current Contract value (determined without regard to surrender charges) is an appropriate measure. However, the IRS could take the position that the value should be the current Contract value (determined without regard to surrender charges) increased by some measure of the value of certain future benefits.

76                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

vi. In general, any amount actually received under the Contract as a Death Benefit, including an optional Death Benefit, if any, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

        b.  DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

        c.   AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under the aggregation rules in Code Section 72(e)(11) to issue regulations to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.

        d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY PAYMENTS.

i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

ii.  The 10% penalty tax will not apply to the following distributions:

        1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

        2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

        3.   Distributions attributable to a recipient's becoming disabled.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               77

-------------------------------------------------------------------------------

        4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary). In determining whether a payment stream designed to satisfy this exception qualifies, it is possible that the IRS could take the position that the entire interest in the Contract should include not only the current Contract value, but also some measure of the value of certain future benefits.

        5. Distributions made under certain annuities issued in connection with structured settlement agreements.

        6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

        e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

        f.   REQUIRED DISTRIBUTIONS

i.   Death of Contract Owner or Primary Annuitant

      Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

        1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

        2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract shall be distributed within 5 years after such death; and

        3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

ii.  Alternative Election to Satisfy Distribution Requirements

      If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Such distributions must begin within a year of the Contract Owner's death.

iii.  Spouse Beneficiary

      If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this Contract.

        g.   ADDITION OF RIDER OR MATERIAL CHANGE.

The addition of a rider to the Contract, or a material change in the Contract's provisions, could cause it to be considered newly issued or entered into for tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.

        h.  PARTIAL EXCHANGES.

The IRS in Rev. Rul. 2003-76 has confirmed that the owner of an annuity contract can direct its insurer to transfer a portion of the

78                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

contract's cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a "partial exchange"). However, Rev. Rul. 2003-76 also refers to caveats and additional guidance in the companion Notice 2003-51, which discusses cases in which a partial exchange is followed by a surrender, withdrawal or other distribution from either the old contract or the new contract. Notice 2003-51 specifically indicates that the IRS is considering (1) under what circumstances it should treat a partial exchange followed by such a distribution within 24 months as presumptively for "tax avoidance" purposes (e.g., to avoid the income-out-first rules on amounts received under Code Section 72) and (2) what circumstances it should treat as rebutting such a presumption (e.g., death, disability, reaching age 59 1/2, divorce or loss of employment). Accordingly, we advise you to consult with a qualified tax adviser as to potential tax consequences before attempting any partial exchange.

    3.   DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

-   no more than 70% is represented by any two investments,

-   no more than 80% is represented by any three investments and

-   no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

    4.   TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Code Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which contract owners may direct their investments to particular subaccounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.

For instance, the IRS in Rev. Rul. 2003-92 reiterated its position in prior rulings that, where shares in a fund offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such shares can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such shares should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such shares directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.

The IRS in Rev. Rul. 2003-91 also indicated that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               79

-------------------------------------------------------------------------------

Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

D. FEDERAL INCOME TAX WITHHOLDING

The portion of an amount received under a Contract that is taxable gross income to the payee is also subject to federal income tax withholding, pursuant to Code
Section 3405, which requires the following:

        1. Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless an individual elects not to have such tax withheld ("election out"). We will provide such an "election out" form at the time such a distribution is requested. If the necessary "election out" form is not submitted to us in a timely manner, generally we are required to withhold 10 percent of the includable amount of distribution and remit it to the IRS.

        2. Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is generally subject to federal income tax withholding as if the payee were a married individual claiming 3 exemptions, unless the individual elects otherwise. An individual generally may elect out of such withholding, or elect to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the time such a distribution is requested. If the necessary "election out" forms are not submitted to us in a timely manner, we are required to withhold tax as if the recipient were married claiming 3 exemptions, and remit this amount to the IRS.

Regardless of any "election out" (or any amount of tax actually withheld) on an amount received from a Contract, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and mandatory withholding on U.S. source taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

G. ESTATE, GIFT AND GENERATION-SKIPPING TAX AND RELATED TAX CONSIDERATIONS

Any amount payable upon a Contract Owner's death, whether before or after the Annuity Commencement Date, is generally includable in the Contract Owner's estate for federal estate tax purposes. Similarly, prior to the Contract Owner's death, the payment of any amount from the Contract, or the transfer of any interest in the Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a non-spouse beneficiary who either is (1) 37 1/2 or more years younger than a Contract Owner or (2) a grandchild (or more remote further descendent) of a Contract Owner may have federal generation-skipping-transfer ("GST") tax consequences under Code Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code Section 691(c) or
Section 1015(d). In addition, as indicated above in "Distributions Prior to the Annuity Commencement Date," the transfer of a Contract for less than adequate consideration during the Contract Owner's lifetime generally is treated as producing an amount received by such Contract Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Contract Owner's gross income, this same income amount could produce a corresponding increase in such Contract Owner's tax basis for such Contract that is carried over to the transferee's tax basis for such Contract under Code Section 72(e)(4)(C)(iii) and
Section 1015.

80                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------



10. INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS




This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.




The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts, accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider whether the Contract is a suitable investment if you are investing through a Qualified Plan.




THE FOLLOWING IS ONLY A GENERAL DISCUSSION ABOUT TYPES OF QUALIFIED PLANS FOR WHICH THE CONTRACTS MAY BE AVAILABLE. WE ARE NOT THE PLAN ADMINISTRATOR FOR ANY QUALIFIED PLAN. THE PLAN ADMINISTRATOR OR CUSTODIAN, WHICHEVER IS APPLICABLE, (BUT NOT US) IS RESPONSIBLE FOR ALL PLAN ADMINISTRATIVE DUTIES INCLUDING, BUT NOT LIMITED TO, NOTIFICATION OF DISTRIBUTION OPTIONS, DISBURSEMENT OF PLAN BENEFITS, HANDLING ANY PROCESSING AND ADMINISTRATION OF QUALIFIED PLAN LOANS, COMPLIANCE REGULATORY REQUIREMENTS AND FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS FROM THE PLAN TO PLAN PARTICIPANTS AND, IF APPLICABLE, BENEFICIARIES OF PLAN PARTICIPANTS AND IRA CONTRIBUTIONS FROM PLAN PARTICIPANTS. OUR ADMINISTRATIVE DUTIES ARE LIMITED TO ADMINISTRATION OF THE CONTRACT AND ANY DISBURSEMENTS OF ANY CONTRACT BENEFITS TO THE OWNER, ANNUITANT OR BENEFICIARY OF THE CONTRACT, AS APPLICABLE. OUR TAX REPORTING RESPONSIBILITY IS LIMITED TO FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS TO THE APPLICABLE PAYEE AND IRA CONTRIBUTIONS FROM THE OWNER OF A CONTRACT, AS RECORDED ON OUR BOOKS AND RECORDS. IF YOU ARE PURCHASING A QUALIFIED CONTRACT, YOU SHOULD CONSULT WITH YOUR PLAN ADMINISTRATOR AND/OR A QUALIFIED TAX ADVISER. YOU ALSO SHOULD CONSULT WITH A QUALIFIED TAX ADVISER AND/OR PLAN ADMINISTRATOR BEFORE YOU WITHDRAW ANY PORTION OF YOUR CONTRACT VALUE.




The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.




We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.




1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS")




In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A , SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.




TRADITIONAL IRAS Traditional IRAs are subject to limits on the amounts that may be contributed each year (which contribution limits are scheduled to increase over the next several years), the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.




You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into your Traditional IRA under certain circumstances, as indicated

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               81

-------------------------------------------------------------------------------



below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plan if the distribution is not transferred directly to your Traditional IRA.




IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA's cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.




SEP IRAS Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer, employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.




SIMPLE IRAS The Savings Incentive Match Plan for Employees of Small Employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.




A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.




If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.




ROTH IRAS Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax. In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA and under limited circumstances, as indicated below. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

82                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------



2.    QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(k) PLAN




Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.




In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefit once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.




3. TAX SHELTERED ANNUITY UNDER SECTION 403(b) ("TSA")




Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code
Section 501(c)(3) to purchase a "tax-sheltered annuity" contract ("TSA") and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, such contributions may not exceed the lesser of an annual dollar limit (e.g., $44,000 in 2006) or 100% of the employee's "includable compensation" for his most recent full year of service, subject to other adjustments. Special provisions may allow certain employees to elect a different overall limitation.




A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:




       a.   after the employee reaches age 59 1/2;




       b.  upon the employee's separation from service;




       c.   upon the employee's death or disability; or




       d. in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).




Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.




Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below.




4.    DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")




Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).




All of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               83

-------------------------------------------------------------------------------



held under a Deferred Compensation Plan of a governmental employer that is not a
Section 457(b) Plan. However, where the trust requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer's general creditors.




5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS




Except under certain circumstances in the case of Roth IRAs, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract" are generally the same as for Non-Qualified Contracts, as described above.




For non-periodic amounts from certain Qualified Contracts or Plans, Code Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instances, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.




In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below. Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.




6. PENALTY TAXES FOR QUALIFIED PLANS




Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.




a. PENALTY TAXES ON PREMATURE DISTRIBUTIONSCode Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:




- made to a beneficiary (or to the employee's estate) on or after the employee's death;




-   attributable to the employee's becoming disabled under Code Section
    72(m)(7);




- part of a series of substantially equal periodic payments (not less frequently than annually -- "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;




- (except for IRAs) made to an employee after separation from service after reaching age 55; or




- not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.




In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:




- made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;




- not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or




-   for a qualified first-time home buyer and meets the requirements of Code
    Section 72(t)(8).




If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied RETROACTIVELY TO ALL THE PRIOR PERIODIC PAYMENTS (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.




For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.




b. RMDs AND 50% PENALTY TAX If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.

84                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------



An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:




-   the calendar year in which the individual attains age 70 1/2, or




- (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.




The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over --




(a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or




(b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.




If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the individual's surviving spouse, distributions may be delayed until the deceased individual would have attained age 70 1/2.




If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.




The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.




The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount. RMDs also can be made in the form of annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.




In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.




7. TAX WITHHOLDING FOR QUALIFIED PLANS




Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an "eligible rollover distribution" (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."




Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens or resident aliens of the United States.




Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.




8. ROLLOVER DISTRIBUTIONS




The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plan fiduciaries (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               85

-------------------------------------------------------------------------------



For instance, generally any amount can be transferred directly from one type of Qualified Plan (e.g., a TSA) to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transferor Plan (e.g., a TSA that is subject to the same kinds of salary reduction restrictions). Such a "direct transfer" between the same kind of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.




By contrast, an amount distributed from one type of Plan (e.g., a TSA) into a different type of Plan (e.g., a Traditional IRA) generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan fiduciary) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan fiduciary by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient.




Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either:




       a.   an RMD amount;




       b. one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or




       c.   any distribution made upon hardship of the employee.




Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457(e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified
Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.




Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan (e.g., a TSA) that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).

86                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------



Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse), Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS.




9. QUALIFIED HURRICANE RELIEF




The Katrina Emergency Tax Relief Act of 2005 ("KETRA"), signed by the President on September 23, 2005, contains several provisions regarding distributions from qualified plans for participants who were affected by Hurricane Katrina. Generally, KETRA allows eligible persons to take distributions from their retirement plans without being subject to the 10% penalty on early distributions and permits the income portion of such distribution to be included in taxable income ratably over a three-year period. KETRA also allows such distributed amounts to be recontributed to the retirement plan within three years and such re-contribution will be treated as a rollover contribution, thus avoiding taxation of the distributed amounts. The total amount of qualified KETRA distributions that an eligible person may receive from all qualified plans is limited to $100,000. KETRA also provides relief for certain qualified plan withdrawals made in connection with home purchases which were cancelled because of Hurricane Katrina and modifies the qualified plan loan rules for certain loans taken by eligible persons. These qualified plan provisions of KETRA were extended to certain victims of Hurricanes Rita and Wilma through the enactment of the Gulf Opportunity Zone Act signed by the President on December 21, 2005. The IRS is preparing further guidance regarding these relief provisions for the victims of the Hurricanes and is drafting Form 8915 for use by eligible persons for reporting qualified plan distributions and determining the amount to be included in taxable income. You should check the IRS's web site to determine if your residence was in an area of hurricane impact which entitles you to the relief being sought. KETRA and the Gulf Opportunity Zone Act contain tax relief provisions in addition to the qualified plan provisions described above and the IRS has designated areas in the hurricane impacted states for different types of tax relief.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               87

-------------------------------------------------------------------------------

TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

GENERAL INFORMATION
        Safekeeping of Assets
        Experts
        Non-Participating
        Misstatement of Age or Sex
        Principal Underwriter
PERFORMANCE RELATED INFORMATION
        Total Return for all Sub-Accounts
        Yield for Sub-Accounts
        Money Market Sub-Accounts
        Additional Materials
        Performance Comparisons
ACCUMULATION UNIT VALUES
FINANCIAL STATEMENTS

88                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------



APPENDIX I -- SERIES III CONTRACT DEATH BENEFIT -- EXAMPLES


PREMIUM SECURITY DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You purchased your Contract with the Premium Security Death Benefit, because You and Your Annuitant were both no older than age 80 on the issue date,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we receive proof of Death, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $106,000.

CALCULATION OF PREMIUM SECURITY DEATH BENEFIT

To calculate the Premium Security Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we receive proof of Death [$117,403],

- Total Premium Payments adjusted for any partial Surrenders [$100,000 - $8,000 = $92,000]

- The lesser of (a) Your Maximum Anniversary Value [$106,000] and (b) Your Contract Value on the day we calculate the Death Benefit, plus 25% of Your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death [$117,403 + 25% x $106,000 = $143,903];
    the lesser (a) and (b) is $106,000.

- The Premium Security Death Benefit is the greatest of these three values, which is $117,403

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               89

-------------------------------------------------------------------------------

EXAMPLE 2

Assume that:

- You purchased your Contract with the Premium Security Death Benefit, because You and Your Annuitant were both no older than age 80 on the issue date,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

-   On the day we receive proof of Death, your Contract Value was $120,000,

- Your Maximum Anniversary Value is $83,571 (based on an adjustment to an anniversary value that was $140,000 before the partial Surrender (see below)).

CALCULATION OF PREMIUM SECURITY DEATH BENEFIT

To calculate the Premium Security Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we receive proof of Death [$120,000],

- Total Premium Payments adjusted for any partial Surrenders [$57,857 (see below)]

-   The lesser of (a) Your Maximum Anniversary Value [$83,571 (see below)] and
    (b) Your Contract Value on the day we receive proof of Death plus 25% of Your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death [$120,000 + 25% ($83,571) = $140,893]; the lesser (a) and (b) is $83,571.

- The Premium Security Death Benefit is the greatest of these three values, which is $120,000

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of total Premium Payments is $10,000. Total Premium Payments adjusted for dollar for dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payment of $57,857.

ADJUSTMENT FOR PARTIAL SURRENDER FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Your Maximum Anniversary Value adjusted for partial Surrenders on a dollar for dollar basis up to 10% of Premium Payments is $140,000 - $10,000 = $130,000. Remaining partial Surrenders are $50,000. We use this amount to reduce your Maximum Anniversary Value by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

90                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

ASSET PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You purchased your Contract with the Asset Protection Death Benefit, because You and/or Your Annuitant were over age 80 on the issue date,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we receive proof of Death, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $106,000.

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we receive proof of Death [$117,403],

- The lesser of (a) total Premium Payments adjusted for any partial Surrenders [$100,000 - $8,000 = $92,000] or (b) Your Contract Value on the day we calculate the Death Benefit, plus 25% of Your total Premium Payments adjusted for any partial Surrenders and excluding any subsequent Premium Payments we receive within 12 months of death [$117,403 + 25% x $92,000 = $140,403]; the lesser of (a) and (b) is $92,000.

- The lesser of (a) Your Maximum Anniversary Value [$106,000] and (b) Your Contract Value on the day we calculate the Death Benefit, plus 25% of Your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death [$117,403 + 25% x $106,000 = $143,903];
    the lesser (a) and (b) is $106,000.

- The Asset Protection Death Benefit is the greatest of these three values, which is $117,403

EXAMPLE 2

Assume that:

- You purchased your Contract with the Asset Protection Death Benefit because You and/or Your Annuitant were over age 80 on the issue date,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

-   On the day we receive proof of Death, your Contract Value was $120,000,

- Your Maximum Anniversary Value is $83,571 (based on an adjustment to an anniversary value that was $140,000 before the partial Surrender (see below)).

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we receive proof of Death [$120,000],

- The lesser of (a) total Premium Payments adjusted for any partial Surrenders [$57,857 (see Example 1 under Premium Security Death Benefit)] or (b) Your Contract Value on the day we calculate the Death Benefit, plus 25% of Your total Premium Payments adjusted for any partial Surrenders and excluding any subsequent Premium Payments we receive within 12 months of death [$120,000 + 25% x $57,857 = $134,464]; the lesser (a) and (b) is $57,857.

- The lesser of (a) Your Maximum Anniversary Value [$83,571 (see Example 1 under Premium Security Death Benefit)] and (b) Your Contract Value on the day we receive proof of Death plus 25% of Your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death [$120,000 + 25% ($83,571) = $140,893]; the lesser (a) and (b) is
    $83,571.

- The Asset Protection Death Benefit is the greatest of these three values, which is $120,000

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               91

-------------------------------------------------------------------------------

MAV PLUS DEATH BENEFIT WITH PREMIUM SECURITY DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You elected the MAV Plus Death Benefit when you purchased your Contract with the Premium Security Death Benefit,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we receive proof of Death, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $106,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was greater than the Premium Security Death Benefit, your adjusted total Premium Payments, and your Maximum Anniversary Value.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR EARNINGS PROTECTION BENEFIT

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- We determine Contract gain by subtracting the Contract Value on the date you added the MAV Plus Death Benefit from the Contract Value immediately before the partial surrender, then deduct any premium payments and add any adjustments for partial Surrenders made during that time [$109,273 - $100,000 - $0 + $0 = $9,273]

Since the Contract gain at the time of partial Surrender [$9,273] exceeds the partial Surrender [$8,000], there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

We would calculate the Contract gain as follows:

-   Contract Value on the day we receive proof of Death [$117,403],

- Subtract the Contract Value on the date the MAV Plus Death Benefit was added to your Contract [$100,000],

-   Add any adjustments for partial Surrenders [$0],

So the Contract gain equals $17,403.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- We calculate the Contract Value on the date the MAV Plus Death Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date excluding Premium Payments made in the 12 months prior to death ($0),

-   minus any adjustments for partial Surrenders ($0),

Which equals $100,000. The cap is 200% of $100,000, which is $200,000.

PREMIUM SECURITY DEATH BENEFIT AMOUNT IS $117,403. (See Example 1 under Premium Security Death Benefit for details of calculation.)

ADJUSTED TOTAL PREMIUM PAYMENT AMOUNT IS $92,000. (See Example 1 under Premium Security Death Benefit for details of calculation.)

MAV PLUS DEATH BENEFIT

In this situation the cap does not apply, so we take the Contract Value on the date we receive proof of death and adds 40% of gain [$117,403 + 40% ($17,403)] which totals $124,364. This is the greatest of the four values compared, and so is the death benefit.

92                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

EXAMPLE 2

Assume that:

- You elected the MAV Plus Death Benefit when you purchased your Contract with the Premium Security Death Benefit,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

- Your Maximum Anniversary Value is $83,571 (based on an adjustment to an anniversary value that was $140,000 before the partial Surrender (see below))

-   On the day we receive proof of Death, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the Death Benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- We determine Contract gain by subtracting the Contract Value on the date you added the MAV Plus Death Benefit from the Contract Value immediately before the partial surrender, then deduct any premium payments and add any adjustments for partial Surrenders made during that time [$150,000 - $100,000 - $0 + $0 = $50,000]

Since the partial Surrender [$60,000] exceeds the Contract gain at the time of partial Surrender [$50,000], the adjustment for the partial Surrender is the difference, or $10,000.

CALCULATION OF CONTRACT GAIN

We would calculate the Contract gain as follows:

-   Contract Value on the day we receive proof of Death [$120,000],

- Subtract the Contract Value on the date the MAV Plus Death Benefit was added to your Contract [$100,000],

-   Add any adjustments for partial Surrenders [$10,000],

So the Contract gain equals $30,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- We calculate the Contract Value on the date the MAV Plus Death Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date excluding Premium Payments made in the 12 months prior to death ($0),

-   minus any adjustments for partial Surrenders ($10,000),

Which equals $90,000. The cap is 200% of $90,000, which is $180,000.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Maximum Anniversary Value adjusted for dollar for dollar Surrenders is $140,000 - $10,000 = $130,000. Remaining Surrenders equal $50,000. This amount will reduce the Maximum Anniversary Value proportionally. Contract Value immediately before Surrender is $150,000 - $10,000 = $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so we take 40% of Contract gain on the day we receive proof of death $30,000 or $12,000 and adds that to the Contract Value on the date we receive proof of death. Therefore, the Earnings Protection Benefit is [40% ($30,000) + $120,000], which equals $132,000.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               93

-------------------------------------------------------------------------------



SERIES II AND SERIES IIR CONTRACTS DEATH BENEFIT -- EXAMPLES


ASSET PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE I

Assume that:

-   You purchased your Contract with the Asset Protection Death Benefit,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $117,403.

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$117,403],

- The Contract Value of your Contract, plus 25% of the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders. [$117,403 + 25% ($100,000 - $8,000) = $140,403],

- The Contract Value of your Contract, plus 25% of your Maximum Anniversary Value minus an adjustment for any partial Surrenders. [$117,403 + 25% ($117,403 - $8,000) = $144,754].

The Asset Protection Death Benefit is the greatest of these three values but it cannot exceed the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$117,403],

- The total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders [$100,000 - $8,000 = $92,000], or

-   Your Maximum Anniversary Value adjusted for any partial Surrenders [$117,403
    - $8,000 = $109,403].

Because the Contract Value of your Contract [$117,403] is greater than your Maximum Anniversary Value adjusted for partial Surrenders [$109,403] and your adjusted total Premium Payments [$92,000], the amount of the Death Benefit cannot exceed $117,403.

AMOUNT OF ASSET PROTECTION DEATH BENEFIT

Because the Asset Protection Death Benefit cannot exceed $117,403, the amount of the Death Benefit is equal to your Contract Value of $117,403.

94                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

EXAMPLE 2

Assume that:

-   You purchased your Contract with the Asset Protection Death Benefit,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000,

-   Your Maximum Anniversary Value is $140,000.

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The Contract Value of your Contract, plus 25% of the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders. [$120,000 + 25% of $57,857 = $134,464 (See below)],

- The Contract Value of your Contract, plus 25% of your Maximum Anniversary Value adjusted for any partial Surrenders. [$120,000 + 25% ($83,571) = $140,893 (See below)].

The Asset Protection Death Benefit is the greatest of these three values but it cannot exceed the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and the adjustment for any partial Surrenders [$57,857 (See below)], or

- Your Maximum Anniversary Value minus an adjustment for any partial surrenders [$83,571 (See below)].

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of total Premium Payments is $10,000. Total Premium Payments adjusted for dollar for dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payment of $57,857.

ADJUSTMENT FOR PARTIAL SURRENDER FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Your Maximum Anniversary Value adjusted for partial Surrenders on a dollar for dollar basis up to 10% of Premium Payments is $130,000. Remaining partial Surrenders are $50,000. We use this amount to reduce your Maximum Anniversary Value by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

AMOUNT OF ASSET PROTECTION DEATH BENEFIT

Your Asset Protection Death Benefit is $120,000. This is because your Contract Value at death [$120,000] was the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and the adjustment for any partial Surrenders [$57,857], or

- Your Maximum Anniversary Value minus an adjustment for any partial surrenders [$83,571].

So, your Asset Protection Death Benefit cannot exceed $120,000.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               95

-------------------------------------------------------------------------------

PREMIUM PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You purchased your Contract with the Premium Protection Death Benefit instead of the Asset Protection Death Benefit,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403.

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. The withdrawal of $8,000 is less than 10% of premiums. Your adjusted total Premium Payments is $92,000.

DEATH BENEFIT AMOUNT

Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $117,403.

EXAMPLE 2

Assume that:

- You purchased your Contract with the Premium Protection Death Benefit instead of the Asset Protection Death Benefit,

-   You made an initial Premium Payment of $100,000,

-   In your fourth contract year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your surrender was $150,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000.

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of total Premium Payments is $10,000. Total Premium Payments adjusted for dollar for dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payments of $57,857.

DEATH BENEFIT AMOUNT

Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $120,000.

96                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

MAV/EPB DEATH BENEFIT WITH ASSET PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You elected the MAV/EPB Death Benefit when you purchased your Contract with the Asset Protection Death Benefit,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $117,403,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was greater than the Asset Protection Death Benefit, your adjusted total Premium Payments, and your Maximum Anniversary Value.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR EARNINGS PROTECTION BENEFIT

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

-   Add the amount of the partial Surrender ($8,000) to

- The Contract Value on the date the MAV/EPB Death Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the MAV/EPB Death Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($109,273),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the MAV/EPB Death Benefit is added to your Contract ($0),

Which equals -$1,273, which is less than zero, so there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

We would calculate the Contract gain as follows:

-   Contract Value on the date we receive proof of death ($117,403),

- Subtract the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

-   Add any adjustments for partial Surrenders ($0),

So the Contract gain equals $17,403.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- We calculate the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

-   plus Premium Payments made since that date ($0),

-   minus Premium Payments made in the 12 months prior to death ($0),

-   minus any adjustments for partial Surrenders ($0),

Which equals $100,000. The cap is 200% of $100,000, which is $200,000.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. The withdrawal of $8,000 is less than 10% of premiums. YOUR ADJUSTED MAXIMUM ANNIVERSARY VALUE IS $109,403.

ASSET PROTECTION DEATH BENEFIT AMOUNT IS $117,403. (See Example 1 under Asset Protection Death Benefit for details of calculation.)

ADJUSTED TOTAL PREMIUM PAYMENT AMOUNT IS $92,000. (See Example 1 under Asset Protection Death Benefit for details of calculation.)

MAV/EPB DEATH BENEFIT

In this situation the cap does not apply, so we take 40% of $17,403 or $6,961 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $124,364. This is the greatest of the four values compared.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               97

-------------------------------------------------------------------------------

EXAMPLE 2

Assume that:

- You elected the MAV/EPB Death Benefit when you purchased your Contract with the Asset Protection Death Benefit,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

-   Your Maximum Anniversary Value is $140,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the Death Benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the MAV/EPB Death Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

-   Add the amount of the partial Surrender ($60,000) to

- The Contract Value on the date the MAV/EPB Death Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the MAV/EPB Death Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the MAV/EPB Death Benefit is added to your Contract ($0),

Which equals +$10,000, which is greater than zero, so there is a $10,000 adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

We would calculate the Contract gain as follows:

-   Contract Value on the date we receive proof of death ($120,000),

- Subtract the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

-   Add any adjustments for partial Surrenders ($10,000),

So the Contract gain equals $30,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- We calculate the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

-   plus Premium Payments made since that date ($0),

-   minus Premium Payments made in the 12 months prior to death ($0),

-   minus any adjustments for partial Surrenders ($10,000),

Which equals $90,000. The cap is 200% of $90,000, which is $180,000.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Maximum Anniversary Value adjusted for dollar for dollar Surrenders is $130,000. Remaining Surrenders equal $50,000. This amount will reduce the Maximum Anniversary Value proportionally. Contract Value immediately before Surrender is $150,000 minus $10,000 = $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so we take 40% of $30,000 or $12,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $132,000.

98                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

MAV/EPB DEATH BENEFIT WITH PREMIUM PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

-   You elected the MAV/EPB Death Benefit when you purchased your Contract,

- You elected the Premium Protection Death Benefit and opted out of the Asset Protection Death Benefit when you purchased your Contract,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $117,403,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three Death Benefit calculations (Premium Protection Death Benefit, Maximum Anniversary Value and Earnings Protection Benefit).

EARNINGS PROTECTION BENEFIT AMOUNT IS $124,364. (See Example 1 under MAV/EPB Death Benefit with Asset Protection Benefit for details of calculation.)

MAXIMUM ANNIVERSARY VALUE IS $109,403. (See Example 1 under MAV/EPB Death Benefit with Asset Protection Benefit for details of calculation.)

PREMIUM PROTECTION DEATH BENEFIT AMOUNT IS $92,000. (See Example 1 under Premium Protection Death Benefit for details of calculation.)

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

The total Death Benefit with the Earnings Protection Benefit is $124,364. This is the greatest of the three values compared.

EXAMPLE 2

Assume that:

-   You elected the MAV/EPB Death Benefit when you purchased your Contract,

- You elected the Premium Protection Death Benefit and opted out of the Asset Protection Death Benefit when you purchased your Contract,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $60,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $150,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000,

-   Your Maximum Anniversary Value was $140,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three Death Benefit calculations (Premium Protection Death Benefit, Maximum Anniversary Value and Earnings Protection Benefit).

EARNINGS PROTECTION BENEFIT AMOUNT IS $132,000. (See Example 2 under MAV/EPB Death Benefit with Asset Protection Death Benefit for details of calculation.)

MAXIMUM ANNIVERSARY VALUE IS $83,571. (See Example 2 under MAV/EPB Death Benefit with Asset Protection Death Benefit for details of calculation.)

PREMIUM PROTECTION DEATH BENEFIT AMOUNT IS $57,857. (See Example 2 under Premium Protection Death Benefit for details of calculation.)

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

The total Death Benefit with the Earnings Protection Benefit is $132,000. This is the greatest of the three values compared.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               99

-------------------------------------------------------------------------------



APPENDIX II -- ACCUMULATION UNIT VALUES


(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this Prospectus.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows only the highest and lowest possible Accumulation Unit Value, assuming you select no optional benefits or assuming you select all optional benefits. A table showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits is shown in the Statement of Additional Information, which you may obtain free of charge by calling us at 1-800-862-6668.

There is no information for American Funds Global Growth and Income Fund Sub-Account because as of December 31, 2005, the Sub-Account had not commenced operations.



SERIES II & IIR




                                            AS OF DECEMBER 31,
SUB-ACCOUNT                       2005             2004             2003
--------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND
   WITHOUT ANY OPTIONAL
   BENEFITS
      Accumulation Unit Value      $1.301           $1.187           $1.017
      at beginning of period
      Accumulation Unit Value      $1.357           $1.301           $1.187
      at end of period
      Number of Accumulation        4,992            4,739            1,547
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value      $1.268           $1.181               --
      at beginning of period
      Accumulation Unit Value      $1.312           $1.268               --
      at end of period
      Number of Accumulation       10,129            8,833               --
      Units outstanding at
      end of period (in
      thousands)
AIM V.I. CAPITAL APPRECIATION
  FUND
   WITHOUT ANY OPTIONAL
   BENEFITS
      Accumulation Unit Value      $1.260           $1.198           $1.022
      at beginning of period
      Accumulation Unit Value      $1.353           $1.260           $1.198
      at end of period
      Number of Accumulation          789              630              268
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value      $1.228           $1.196               --
      at beginning of period
      Accumulation Unit Value      $1.308           $1.228               --
      at end of period
      Number of Accumulation        1,710            1,509               --
      Units outstanding at
      end of period (in
      thousands)
AIM V.I. CORE EQUITY FUND
   WITHOUT ANY OPTIONAL
   BENEFITS
      Accumulation Unit Value      $9.632               --               --  (a)
      at beginning of period
      Accumulation Unit Value     $10.303               --               --
      at end of period
      Number of Accumulation           10               --               --
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value      $9.618               --               --  (a)
      at beginning of period
      Accumulation Unit Value     $10.234               --               --
      at end of period
      Number of Accumulation            4               --               --
      Units outstanding at
      end of period (in
      thousands)
AIM V.I. DEMOGRAPHIC TRENDS
  FUND
   WITHOUT ANY OPTIONAL
   BENEFITS
      Accumulation Unit Value      $1.250           $1.170           $1.008
      at beginning of period
      Accumulation Unit Value      $1.310           $1.250           $1.170
      at end of period
      Number of Accumulation          626              711              447
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value      $1.218           $1.187               --
      at beginning of period
      Accumulation Unit Value      $1.266           $1.218               --
      at end of period
      Number of Accumulation        1,401            1,232               --
      Units outstanding at
      end of period (in
      thousands)
AIM V.I. GOVERNMENT
  SECURITIES FUND
   WITHOUT ANY OPTIONAL
   BENEFITS
      Accumulation Unit Value      $1.092           $1.079           $1.094
      at beginning of period
      Accumulation Unit Value      $1.095           $1.092           $1.079
      at end of period
      Number of Accumulation       23,647           10,436            1,425
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value      $1.064           $1.064               --
      at beginning of period
      Accumulation Unit Value      $1.059           $1.064               --
      at end of period
      Number of Accumulation       37,527           26,008               --
      Units outstanding at
      end of period (in
      thousands)

100                              HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                       2005             2004             2003
--------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH
  FUND
   WITHOUT ANY OPTIONAL
   BENEFITS
      Accumulation Unit Value      $1.428           $1.167           $0.970
      at beginning of period
      Accumulation Unit Value      $1.662           $1.428           $1.167
      at end of period
      Number of Accumulation        1,186              504               43
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value      $1.392           $1.181               --
      at beginning of period
      Accumulation Unit Value      $1.607           $1.392               --
      at end of period
      Number of Accumulation        2,195            1,002               --
      Units outstanding at
      end of period (in
      thousands)
AIM V.I. LARGE CAP GROWTH
  FUND
   WITHOUT ANY OPTIONAL
   BENEFITS
      Accumulation Unit Value      $9.456               --               --  (a)
      at beginning of period
      Accumulation Unit Value     $10.764               --               --
      at end of period
      Number of Accumulation            2               --               --
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value      $9.443               --               --  (a)
      at beginning of period
      Accumulation Unit Value     $10.692               --               --
      at end of period
      Number of Accumulation            7               --               --
      Units outstanding at
      end of period (in
      thousands)
AIM V.I. MID CAP CORE EQUITY
  FUND
   WITHOUT ANY OPTIONAL
   BENEFITS
      Accumulation Unit Value      $1.427           $1.271           $1.111
      at beginning of period
      Accumulation Unit Value      $1.515           $1.427           $1.271
      at end of period
      Number of Accumulation        6,356            3,972            1,441
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value      $1.391           $1.271               --
      at beginning of period
      Accumulation Unit Value      $1.465           $1.391               --
      at end of period
      Number of Accumulation       11,800            8,936               --
      Units outstanding at
      end of period (in
      thousands)
AIM V.I. SMALL CAP EQUITY
  FUND
   WITHOUT ANY OPTIONAL
   BENEFITS
      Accumulation Unit Value     $11.647          $10.790          $10.288
      at beginning of period
      Accumulation Unit Value     $12.423          $11.647          $10.790
      at end of period
      Number of Accumulation          102               42                1
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value     $11.535          $11.054               --
      at beginning of period
      Accumulation Unit Value     $12.205          $11.535               --
      at end of period
      Number of Accumulation          235              190               --
      Units outstanding at
      end of period (in
      thousands)
AMERICAN FUNDS ASSET
  ALLOCATION FUND
   WITHOUT ANY OPTIONAL
   BENEFITS
      Accumulation Unit Value     $11.993          $11.220          $10.120
      at beginning of period
      Accumulation Unit Value     $12.913          $11.993          $11.220
      at end of period
      Number of Accumulation        5,027            3,097              808
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value     $10.694          $10.151               --
      at beginning of period
      Accumulation Unit Value     $11.424          $10.694               --
      at end o f period
      Number of Accumulation        4,926            3,923               --
      Units outstanding at
      end of period (in
      thousands)
AMERICAN FUNDS BLUE CHIP
  INCOME AND GROWTH FUND
   WITHOUT ANY OPTIONAL
   BENEFITS
      Accumulation Unit Value      $0.997           $0.921           $0.790
      at beginning of period
      Accumulation Unit Value      $1.055           $0.997           $0.921
      at end of period
      Number of Accumulation       39,979           25,004            7,529
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value      $0.970           $0.919               --
      at beginning of period
      Accumulation Unit Value      $1.018           $0.970               --
      at end of period
      Number of Accumulation       39,846           32,185               --
      Units outstanding at
      end of period (in
      thousands)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                              101

-------------------------------------------------------------------------------

                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                            2005             2004             2003
--------------------------------------------------------------------------------
AMERICAN FUNDS BOND FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at       $13.499          $12.943          $12.513
      beginning of period
      Accumulation Unit Value at       $13.530          $13.499          $12.943
      end of period
      Number of Accumulation Units       2,438            1,368              343
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (50 BPS)
      Accumulation Unit Value at       $12.843          $12.500               --
      beginning of period
      Accumulation Unit Value at       $12.769          $12.843               --
      end of period
      Number of Accumulation Units       3,197            2,523               --
      outstanding at end of period
      (in thousands)
AMERICAN FUNDS GLOBAL GROWTH FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at       $11.752          $10.496           $8.622
      beginning of period
      Accumulation Unit Value at       $13.227          $11.752          $10.496
      end of period
      Number of Accumulation Units       1,643              882              238
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (50 BPS)
      Accumulation Unit Value at       $11.501          $10.499               --
      beginning of period
      Accumulation Unit Value at       $12.841          $11.501               --
      end of period
      Number of Accumulation Units       1,321              924               --
      outstanding at end of period
      (in thousands)
AMERICAN FUNDS GLOBAL SMALL
  CAPITALIZATION FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at       $13.187          $11.057           $8.281
      beginning of period
      Accumulation Unit Value at       $16.308          $13.187          $11.057
      end of period
      Number of Accumulation Units         858              438              102
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (50 BPS)
      Accumulation Unit Value at       $13.588          $11.953               --
      beginning of period
      Accumulation Unit Value at       $16.671          $13.588               --
      end of period
      Number of Accumulation Units       1,308              773               --
      outstanding at end of period
      (in thousands)
AMERICAN FUNDS GROWTH FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at       $11.997          $10.810           $9.337
      beginning of period
      Accumulation Unit Value at       $13.753          $11.997          $10.810
      end of period
      Number of Accumulation Units       8,675            4,937            1,622
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (50 BPS)
      Accumulation Unit Value at       $11.225          $10.443               --
      beginning of period
      Accumulation Unit Value at       $12.765          $11.225               --
      end of period
      Number of Accumulation Units      13,600           10,695               --
      outstanding at end of period
      (in thousands)
AMERICAN FUNDS GROWTH-INCOME FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at       $13.223          $12.143          $10.422
      beginning of period
      Accumulation Unit Value at       $13.806          $13.223          $12.143
      end of period
      Number of Accumulation Units       9,763            5,476            1,524
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (50 BPS)
      Accumulation Unit Value at       $11.432          $10.801               --
      beginning of period
      Accumulation Unit Value at       $11.842          $11.432               --
      end of period
      Number of Accumulation Units      15,290           11,516               --
      outstanding at end of period
      (in thousands)
AMERICAN FUNDS INTERNATIONAL FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at       $11.074           $9.407           $7.437
      beginning of period
      Accumulation Unit Value at       $13.275          $11.074           $9.407
      end of period
      Number of Accumulation Units       2,813            1,396              250
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (50 BPS)
      Accumulation Unit Value at       $11.316           $9.882               --
      beginning of period
      Accumulation Unit Value at       $13.457          $11.316               --
      end of period
      Number of Accumulation Units       3,129            2,231               --
      outstanding at end of period
      (in thousands)

102                              HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                       2005             2004             2003
--------------------------------------------------------------------------------
AMERICAN FUNDS NEW WORLD
  FUND
   WITHOUT ANY OPTIONAL
   BENEFITS
      Accumulation Unit Value     $14.962          $12.766          $10.155
      at beginning of period
      Accumulation Unit Value     $17.823          $14.962          $12.766
      at end of period
      Number of Accumulation          563              212               51
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value     $13.719          $11.966               --
      at beginning of period
      Accumulation Unit Value     $16.212          $13.719               --
      at end of period
      Number of Accumulation          604              412               --
      Units outstanding at
      end of period (in
      thousands)
FRANKLIN FLEX CAP GROWTH
  SECURITIES FUND
   WITHOUT ANY OPTIONAL
   BENEFITS
      Accumulation Unit Value      $9.408               --               --  (a)
      at beginning of period
      Accumulation Unit Value     $10.480               --               --
      at end of period
      Number of Accumulation          108               --               --
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value      $9.396               --               --  (a)
      at beginning of period
      Accumulation Unit Value     $10.411               --               --
      at end of period
      Number of Accumulation           32               --               --
      Units outstanding at
      end of period (in
      thousands)
FRANKLIN INCOME SECURITIES
  FUND
   WITHOUT ANY OPTIONAL
   BENEFITS
      Accumulation Unit Value     $13.504          $12.022          $10.500
      at beginning of period
      Accumulation Unit Value     $13.537          $13.504          $12.022
      at end of period
      Number of Accumulation        5,384            2,089              413
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value     $13.217          $12.007               --
      at beginning of period
      Accumulation Unit Value     $13.144          $13.217               --
      at end of period
      Number of Accumulation        6,083            4,107               --
      Units outstanding at
      end of period (in
      thousands)
FRANKLIN LARGE CAP GROWTH
  SECURITIES FUND
   WITHOUT ANY OPTIONAL
   BENEFITS
      Accumulation Unit Value     $11.061          $10.388           $9.177
      at beginning of period
      Accumulation Unit Value     $11.029          $11.061          $10.388
      at end of period
      Number of Accumulation          928              421               42
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value     $10.826          $10.430               --
      at beginning of period
      Accumulation Unit Value     $10.708          $10.826               --
      at end of period
      Number of Accumulation        1,481              939               --
      Units outstanding at
      end of period (in
      thousands)
FRANKLIN LARGE CAP VALUE
  SECURITIES FUND
   WITHOUT ANY OPTIONAL
   BENEFITS
      Accumulation Unit Value      $9.708               --               --  (a)
      at beginning of period
      Accumulation Unit Value     $10.315               --               --
      at end of period
      Number of Accumulation           58               --               --
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value      $9.695               --               --  (a)
      at beginning of period
      Accumulation Unit Value     $10.246               --               --
      at end of period
      Number of Accumulation           11               --               --
      Units outstanding at
      end of period (in
      thousands)
FRANKLIN RISING DIVIDENDS
  SECURITIES FUND
   WITHOUT ANY OPTIONAL
   BENEFITS
      Accumulation Unit Value     $13.254          $12.103          $10.476
      at beginning of period
      Accumulation Unit Value     $13.525          $13.254          $12.103
      at end of period
      Number of Accumulation        2,468            1,108              199
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value     $13.078          $12.174               --
      at beginning of period
      Accumulation Unit Value     $13.239          $13.078               --
      at end of period
      Number of Accumulation        2,842            2,050               --
      Units outstanding at
      end of period (in
      thousands)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                              103

-------------------------------------------------------------------------------

                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                            2005             2004             2003
--------------------------------------------------------------------------------
FRANKLIN SMALL-MID CAP GROWTH
  SECURITIES FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at       $11.675          $10.616           $8.778
      beginning of period
      Accumulation Unit Value at       $12.070          $11.675          $10.616
      end of period
      Number of Accumulation Units         688              414              145
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (50 BPS)
      Accumulation Unit Value at       $11.842          $11.202               --
      beginning of period
      Accumulation Unit Value at       $12.145          $11.842               --
      end of period
      Number of Accumulation Units         979              838               --
      outstanding at end of period
      (in thousands)
FRANKLIN STRATEGIC INCOME
  SECURITIES FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at       $14.856          $13.687          $12.843
      beginning of period
      Accumulation Unit Value at       $14.910          $14.856          $13.687
      end of period
      Number of Accumulation Units       1,394              627              174
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (50 BPS)
      Accumulation Unit Value at       $14.030          $13.157               --
      beginning of period
      Accumulation Unit Value at       $13.970          $14.030               --
      end of period
      Number of Accumulation Units       1,845            1,249               --
      outstanding at end of period
      (in thousands)
HARTFORD MONEY MARKET HLS FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at        $1.077           $1.081           $1.086
      beginning of period
      Accumulation Unit Value at        $1.093           $1.077           $1.081
      end of period
      Number of Accumulation Units       6,654            4,047            1,569
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (50 BPS)
      Accumulation Unit Value at        $1.045           $1.056               --
      beginning of period
      Accumulation Unit Value at        $1.052           $1.045               --
      end of period
      Number of Accumulation Units      11,174           10,273               --
      outstanding at end of period
      (in thousands)
MFS(R) CAPITAL OPPORTUNITIES
  SERIES
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at        $9.002           $8.113           $7.184
      beginning of period
      Accumulation Unit Value at        $9.031           $9.002           $8.113
      end of period
      Number of Accumulation Units          65               63               37
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (50 BPS)
      Accumulation Unit Value at        $8.184           $7.631               --
      beginning of period
      Accumulation Unit Value at        $8.145           $8.184               --
      end of period
      Number of Accumulation Units          77               75               --
      outstanding at end of period
      (in thousands)
MFS(R) EMERGING GROWTH SERIES
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at        $7.568           $6.791           $6.037
      beginning of period
      Accumulation Unit Value at        $8.153           $7.568           $6.791
      end of period
      Number of Accumulation Units          81               63               18
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (50 BPS)
      Accumulation Unit Value at        $7.248           $6.755               --
      beginning of period
      Accumulation Unit Value at        $7.745           $7.248               --
      end of period
      Number of Accumulation Units         189              168               --
      outstanding at end of period
      (in thousands)
MFS(R) GLOBAL EQUITY SERIES
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at       $12.593          $10.792           $9.284
      beginning of period
      Accumulation Unit Value at       $13.378          $12.593          $10.792
      end of period
      Number of Accumulation Units          71               32                5
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (50 BPS)
      Accumulation Unit Value at       $11.663          $10.243               --
      beginning of period
      Accumulation Unit Value at       $12.292          $11.663               --
      end of period
      Number of Accumulation Units          80               58               --
      outstanding at end of period
      (in thousands)

104                              HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------



                                            AS OF DECEMBER 31,
SUB-ACCOUNT                       2005             2004             2003
--------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK
  SERIES
   WITHOUT ANY OPTIONAL
   BENEFITS
      Accumulation Unit Value      $8.108           $7.527           $6.906
      at beginning of period
      Accumulation Unit Value      $8.358           $8.108           $7.527
      at end of period
      Number of Accumulation          169              117               73
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value      $7.510           $7.184               --
      at beginning of period
      Accumulation Unit Value      $7.680           $7.510               --
      at end of period
      Number of Accumulation          229              188               --
      Units outstanding at
      end of period (in
      thousands)
MFS(R) INVESTORS TRUST SERIES
   WITHOUT ANY OPTIONAL
   BENEFITS
      Accumulation Unit Value      $9.428           $8.581           $7.685
      at beginning of period
      Accumulation Unit Value      $9.981           $9.428           $8.581
      at end of period
      Number of Accumulation        1,720              796               65
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value      $8.108           $7.521               --
      at beginning of period
      Accumulation Unit Value      $8.516           $8.108               --
      at end of period
      Number of Accumulation        3,168            2,074               --
      Units outstanding at
      end of period (in
      thousands)
MFS(R) HIGH INCOME SERIES
   WITHOUT ANY OPTIONAL
   BENEFITS
      Accumulation Unit Value     $12.102          $11.238          $10.338
      at beginning of period
      Accumulation Unit Value     $12.198          $12.102          $11.238
      at end of period
      Number of Accumulation          473              331              131
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value     $11.407          $10.766               --
      at beginning of period
      Accumulation Unit Value     $11.405          $11.407               --
      at end of period
      Number of Accumulation          569              514               --
      Units outstanding at
      end of period (in
      thousands)
MFS(R) MID CAP GROWTH SERIES
   WITHOUT ANY OPTIONAL
   BENEFITS
      Accumulation Unit Value      $5.952           $5.266           $4.500
      at beginning of period
      Accumulation Unit Value      $6.055           $5.952           $5.266
      at end of period
      Number of Accumulation          746              426              162
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value      $5.758           $5.384               --
      at beginning of period
      Accumulation Unit Value      $5.811           $5.758               --
      at end of period
      Number of Accumulation        1,061              861               --
      Units outstanding at
      end of period (in
      thousands)
MFS(R) NEW DISCOVERY SERIES
   WITHOUT ANY OPTIONAL
   BENEFITS
      Accumulation Unit Value     $13.135          $12.498          $10.467
      at beginning of period
      Accumulation Unit Value     $13.638          $13.135          $12.498
      at end of period
      Number of Accumulation          759              370               54
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value     $11.722          $11.875               --
      at beginning of period
      Accumulation Unit Value     $12.074          $11.722               --
      at end of period
      Number of Accumulation        1,323              909               --
      Units outstanding at
      end of period (in
      thousands)
MFS(R) RESEARCH BOND SERIES
   WITHOUT ANY OPTIONAL
   BENEFITS
      Accumulation Unit Value      $9.983               --               --  (a)
      at beginning of period
      Accumulation Unit Value     $10.040               --               --
      at end of period
      Number of Accumulation           62               --               --
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value      $9.971               --               --  (a)
      at beginning of period
      Accumulation Unit Value      $9.975               --               --
      at end of period
      Number of Accumulation            9               --               --
      Units outstanding at
      end of period (in
      thousands)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                              105

-------------------------------------------------------------------------------



                                            AS OF DECEMBER 31,
SUB-ACCOUNT                       2005             2004             2003
--------------------------------------------------------------------------------
MFS(R) RESEARCH INTERNATIONAL
  SERIES
   WITHOUT ANY OPTIONAL
   BENEFITS
      Accumulation Unit Value     $10.019               --               --  (a)
      at beginning of period
      Accumulation Unit Value     $11.985               --               --
      at end of period
      Number of Accumulation           25               --               --
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value     $10.018               --               --  (a)
      at beginning of period
      Accumulation Unit Value     $11.921               --               --
      at end of period
      Number of Accumulation           22               --               --
      Units outstanding at
      end of period (in
      thousands)
MFS(R) RESEARCH SERIES
   WITHOUT ANY OPTIONAL
   BENEFITS
      Accumulation Unit Value      $9.472               --               --  (a)
      at beginning of period
      Accumulation Unit Value     $10.617               --               --
      at end of period
      Number of Accumulation           48               --               --
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value      $9.459               --               --  (a)
      at beginning of period
      Accumulation Unit Value     $10.546               --               --
      at end of period
      Number of Accumulation            2               --               --
      Units outstanding at
      end of period (in
      thousands)
MFS(R) TOTAL RETURN SERIES
   WITHOUT ANY OPTIONAL
   BENEFITS
      Accumulation Unit Value     $13.861          $12.621          $11.713
      at beginning of period
      Accumulation Unit Value     $14.061          $13.861          $12.621
      at end of period
      Number of Accumulation        3,478            1,549              357
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value     $12.497          $11.620               --
      at beginning of period
      Accumulation Unit Value     $12.576          $12.497               --
      at end of period
      Number of Accumulation        4,513            3,232               --
      Units outstanding at
      end of period (in
      thousands)
MFS(R) VALUE SERIES
   WITHOUT ANY OPTIONAL
   BENEFITS
      Accumulation Unit Value     $13.912          $12.242          $10.607
      at beginning of period
      Accumulation Unit Value     $14.639          $13.912          $12.242
      at end of period
      Number of Accumulation          383              135               43
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value     $13.727          $12.302               --
      at beginning of period
      Accumulation Unit Value     $14.330          $13.727               --
      at end of period
      Number of Accumulation          404              284               --
      Units outstanding at
      end of period (in
      thousands)
MUTUAL DISCOVERY SECURITIES
  FUND
   WITHOUT ANY OPTIONAL
   BENEFITS
      Accumulation Unit Value     $14.496          $12.431          $10.546
      at beginning of period
      Accumulation Unit Value     $16.585          $14.496          $12.431
      at end of period
      Number of Accumulation          959              239               58
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value     $14.304          $12.521               --
      at beginning of period
      Accumulation Unit Value     $16.235          $14.304               --
      at end of period
      Number of Accumulation        1,167              453               --
      Units outstanding at
      end of period (in
      thousands)
MUTUAL SHARES SECURITIES
  FUND
   WITHOUT ANY OPTIONAL
   BENEFITS
      Accumulation Unit Value     $15.295          $13.764          $12.081
      at beginning of period
      Accumulation Unit Value     $16.683          $15.295          $13.764
      at end of period
      Number of Accumulation        2,738            1,145              260
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value     $13.316          $12.204               --
      at beginning of period
      Accumulation Unit Value     $14.408          $13.316               --
      at end of period
      Number of Accumulation        4,064            2,935               --
      Units outstanding at
      end of period (in
      thousands)

106                              HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                            2005             2004             2003
--------------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS
  SECURITIES FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at       $14.862          $12.067           $8.935
      beginning of period
      Accumulation Unit Value at       $18.733          $14.862          $12.067
      end of period
      Number of Accumulation Units         418              219               48
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (50 BPS)
      Accumulation Unit Value at       $12.481          $10.512               --
      beginning of period
      Accumulation Unit Value at       $15.607          $12.481               --
      end of period
      Number of Accumulation Units         668              233               --
      outstanding at end of period
      (in thousands)
TEMPLETON FOREIGN SECURITIES FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at       $11.136           $9.523           $7.775
      beginning of period
      Accumulation Unit Value at       $12.104          $11.136           $9.523
      end of period
      Number of Accumulation Units       2,501            1,328              105
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (50 BPS)
      Accumulation Unit Value at       $10.347           $9.107               --
      beginning of period
      Accumulation Unit Value at       $11.157          $10.347               --
      end of period
      Number of Accumulation Units       3,865            2,813               --
      outstanding at end of period
      (in thousands)
TEMPLETON GROWTH SECURITIES FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at       $13.223          $11.552           $9.590
      beginning of period
      Accumulation Unit Value at       $14.202          $13.223          $11.552
      end of period
      Number of Accumulation Units       2,176              849              167
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (50 BPS)
      Accumulation Unit Value at       $11.987          $10.763               --
      beginning of period
      Accumulation Unit Value at       $12.772          $11.987               --
      end of period
      Number of Accumulation Units       3,014            1,923               --
      outstanding at end of period
      (in thousands)

(a)  Inception date May 2, 2005.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                              107

-------------------------------------------------------------------------------



SERIES III




                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2005
--------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $1.247  (a)
      Accumulation Unit Value at end of period                       $1.357
      Number of Accumulation Units outstanding at end of              4,992
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $1.212  (a)
      Accumulation Unit Value at end of period                       $1.312
      Number of Accumulation Units outstanding at end of             10,129
      period (in thousands)
AIM V.I. CAPITAL APPRECIATION FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $1.175  (a)
      Accumulation Unit Value at end of period                       $1.353
      Number of Accumulation Units outstanding at end of                789
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $1.142  (a)
      Accumulation Unit Value at end of period                       $1.308
      Number of Accumulation Units outstanding at end of              1,710
      period (in thousands)
AIM V.I. CORE EQUITY FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $9.632  (a)
      Accumulation Unit Value at end of period                      $10.303
      Number of Accumulation Units outstanding at end of                 10
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $9.618  (a)
      Accumulation Unit Value at end of period                      $10.234
      Number of Accumulation Units outstanding at end of                  4
      period (in thousands)
AIM V.I. DEMOGRAPHIC TRENDS FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $1.154  (a)
      Accumulation Unit Value at end of period                       $1.310
      Number of Accumulation Units outstanding at end of                626
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $1.122  (a)
      Accumulation Unit Value at end of period                       $1.266
      Number of Accumulation Units outstanding at end of              1,401
      period (in thousands)
AIM V.I. GOVERNMENT SECURITIES FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $1.092  (a)
      Accumulation Unit Value at end of period                       $1.095
      Number of Accumulation Units outstanding at end of             23,647
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $1.062  (a)
      Accumulation Unit Value at end of period                       $1.059
      Number of Accumulation Units outstanding at end of             37,527
      period (in thousands)
AIM V.I. INTERNATIONAL GROWTH FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $1.397  (a)
      Accumulation Unit Value at end of period                       $1.662
      Number of Accumulation Units outstanding at end of              1,186
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $1.358  (a)
      Accumulation Unit Value at end of period                       $1.607
      Number of Accumulation Units outstanding at end of              2,195
      period (in thousands)

108                              HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2005
--------------------------------------------------------------------------------
AIM V.I. LARGE CAP GROWTH FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $9.456  (a)
      Accumulation Unit Value at end of period                      $10.764
      Number of Accumulation Units outstanding at end of                  2
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $9.443  (a)
      Accumulation Unit Value at end of period                      $10.692
      Number of Accumulation Units outstanding at end of                  7
      period (in thousands)
AIM V.I. MID CAP CORE EQUITY FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $1.395  (a)
      Accumulation Unit Value at end of period                       $1.515
      Number of Accumulation Units outstanding at end of              6,356
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $1.356  (a)
      Accumulation Unit Value at end of period                       $1.465
      Number of Accumulation Units outstanding at end of             11,800
      period (in thousands)
AIM V.I. SMALL CAP EQUITY FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $10.812  (a)
      Accumulation Unit Value at end of period                      $12.423
      Number of Accumulation Units outstanding at end of                102
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $10.679  (a)
      Accumulation Unit Value at end of period                      $12.205
      Number of Accumulation Units outstanding at end of                235
      period (in thousands)
AMERICAN FUNDS ASSET ALLOCATION FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $11.768  (a)
      Accumulation Unit Value at end of period                      $12.913
      Number of Accumulation Units outstanding at end of              5,027
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $10.466  (a)
      Accumulation Unit Value at end of period                      $11.424
      Number of Accumulation Units outstanding at end of              4,926
      period (in thousands)
AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $0.956  (a)
      Accumulation Unit Value at end of period                       $1.055
      Number of Accumulation Units outstanding at end of             39,979
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $0.927  (a)
      Accumulation Unit Value at end of period                       $1.018
      Number of Accumulation Units outstanding at end of             39,846
      period (in thousands)
AMERICAN FUNDS BOND FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $13.310  (a)
      Accumulation Unit Value at end of period                      $13.530
      Number of Accumulation Units outstanding at end of              2,438
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $12.629  (a)
      Accumulation Unit Value at end of period                      $12.769
      Number of Accumulation Units outstanding at end of              3,197
      period (in thousands)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                              109

-------------------------------------------------------------------------------

                                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                                          2005
--------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $11.285  (a)
      Accumulation Unit Value at end of period                      $13.227
      Number of Accumulation Units outstanding at end of              1,643
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $11.014  (a)
      Accumulation Unit Value at end of period                      $12.841
      Number of Accumulation Units outstanding at end of              1,321
      period (in thousands)
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $13.174  (a)
      Accumulation Unit Value at end of period                      $16.308
      Number of Accumulation Units outstanding at end of                858
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $13.538  (a)
      Accumulation Unit Value at end of period                      $16.671
      Number of Accumulation Units outstanding at end of              1,308
      period (in thousands)
AMERICAN FUNDS GROWTH FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $11.567  (a)
      Accumulation Unit Value at end of period                      $13.753
      Number of Accumulation Units outstanding at end of              8,675
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $10.794  (a)
      Accumulation Unit Value at end of period                      $12.765
      Number of Accumulation Units outstanding at end of             13,600
      period (in thousands)
AMERICAN FUNDS GROWTH-INCOME FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $12.649  (a)
      Accumulation Unit Value at end of period                      $13.806
      Number of Accumulation Units outstanding at end of              9,763
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $10.908  (a)
      Accumulation Unit Value at end of period                      $11.842
      Number of Accumulation Units outstanding at end of             15,290
      period (in thousands)
AMERICAN FUNDS INTERNATIONAL FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $10.766  (a)
      Accumulation Unit Value at end of period                      $13.275
      Number of Accumulation Units outstanding at end of              2,813
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $10.971  (a)
      Accumulation Unit Value at end of period                      $13.457
      Number of Accumulation Units outstanding at end of              3,129
      period (in thousands)
AMERICAN FUNDS NEW WORLD FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $14.766  (a)
      Accumulation Unit Value at end of period                      $17.823
      Number of Accumulation Units outstanding at end of                563
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $13.503  (a)
      Accumulation Unit Value at end of period                      $16.212
      Number of Accumulation Units outstanding at end of                604
      period (in thousands)

110                              HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                                          2005
--------------------------------------------------------------------------------
FRANKLIN FLEX CAP GROWTH SECURITIES FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $9.408  (a)
      Accumulation Unit Value at end of period                      $10.480
      Number of Accumulation Units outstanding at end of                108
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $9.396  (a)
      Accumulation Unit Value at end of period                      $10.411
      Number of Accumulation Units outstanding at end of                 32
      period (in thousands)
FRANKLIN INCOME SECURITIES FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $13.057  (a)
      Accumulation Unit Value at end of period                      $13.537
      Number of Accumulation Units outstanding at end of              5,384
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $12.746  (a)
      Accumulation Unit Value at end of period                      $13.144
      Number of Accumulation Units outstanding at end of              6,083
      period (in thousands)
FRANKLIN LARGE CAP GROWTH SECURITIES FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $10.613  (a)
      Accumulation Unit Value at end of period                      $11.029
      Number of Accumulation Units outstanding at end of                928
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $10.359  (a)
      Accumulation Unit Value at end of period                      $10.708
      Number of Accumulation Units outstanding at end of              1,481
      period (in thousands)
FRANKLIN LARGE CAP VALUE SECURITIES FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $9.708  (a)
      Accumulation Unit Value at end of period                      $10.315
      Number of Accumulation Units outstanding at end of                 58
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $9.695  (a)
      Accumulation Unit Value at end of period                      $10.246
      Number of Accumulation Units outstanding at end of                 11
      period (in thousands)
FRANKLIN RISING DIVIDENDS SECURITIES FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $12.810  (a)
      Accumulation Unit Value at end of period                      $13.525
      Number of Accumulation Units outstanding at end of              2,468
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $12.607  (a)
      Accumulation Unit Value at end of period                      $13.239
      Number of Accumulation Units outstanding at end of              2,842
      period (in thousands)
FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $10.504  (a)
      Accumulation Unit Value at end of period                      $12.070
      Number of Accumulation Units outstanding at end of                688
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $10.626  (a)
      Accumulation Unit Value at end of period                      $12.145
      Number of Accumulation Units outstanding at end of                979
      period (in thousands)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                              111

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2005
--------------------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME SECURITIES FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $14.583  (a)
      Accumulation Unit Value at end of period                      $14.910
      Number of Accumulation Units outstanding at end of              1,394
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $13.736  (a)
      Accumulation Unit Value at end of period                      $13.970
      Number of Accumulation Units outstanding at end of              1,845
      period (in thousands)
HARTFORD MONEY MARKET HLS FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $1.080  (a)
      Accumulation Unit Value at end of period                       $1.093
      Number of Accumulation Units outstanding at end of              6,654
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $1.045  (a)
      Accumulation Unit Value at end of period                       $1.052
      Number of Accumulation Units outstanding at end of             11,174
      period (in thousands)
MFS(R) EMERGING GROWTH SERIES
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $6.894  (a)
      Accumulation Unit Value at end of period                       $8.153
      Number of Accumulation Units outstanding at end of                 81
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $6.584  (a)
      Accumulation Unit Value at end of period                       $7.745
      Number of Accumulation Units outstanding at end of                189
      period (in thousands)
MFS(R) GLOBAL EQUITY SERIES
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $12.168  (a)
      Accumulation Unit Value at end of period                      $13.378
      Number of Accumulation Units outstanding at end of                 71
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $11.239  (a)
      Accumulation Unit Value at end of period                      $12.292
      Number of Accumulation Units outstanding at end of                 80
      period (in thousands)
MFS(R) INVESTORS GROWTH STOCK SERIES
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $7.590  (a)
      Accumulation Unit Value at end of period                       $8.358
      Number of Accumulation Units outstanding at end of                169
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $7.011  (a)
      Accumulation Unit Value at end of period                       $7.680
      Number of Accumulation Units outstanding at end of                229
      period (in thousands)
MFS(R) INVESTORS TRUST SERIES
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $9.053  (a)
      Accumulation Unit Value at end of period                       $9.981
      Number of Accumulation Units outstanding at end of              1,720
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $7.765  (a)
      Accumulation Unit Value at end of period                       $8.516
      Number of Accumulation Units outstanding at end of              3,168
      period (in thousands)

112                              HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2005
--------------------------------------------------------------------------------
MFS(R) HIGH INCOME SERIES
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $11.734  (a)
      Accumulation Unit Value at end of period                      $12.198
      Number of Accumulation Units outstanding at end of                473
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $11.030  (a)
      Accumulation Unit Value at end of period                      $11.405
      Number of Accumulation Units outstanding at end of                569
      period (in thousands)
MFS(R) MID CAP GROWTH SERIES
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $5.306  (a)
      Accumulation Unit Value at end of period                       $6.055
      Number of Accumulation Units outstanding at end of                746
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $5.120  (a)
      Accumulation Unit Value at end of period                       $5.811
      Number of Accumulation Units outstanding at end of              1,061
      period (in thousands)
MFS(R) NEW DISCOVERY SERIES
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $11.343  (a)
      Accumulation Unit Value at end of period                      $13.638
      Number of Accumulation Units outstanding at end of                759
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $10.096  (a)
      Accumulation Unit Value at end of period                      $12.074
      Number of Accumulation Units outstanding at end of              1,323
      period (in thousands)
MFS(R) RESEARCH BOND SERIES
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $9.983  (a)
      Accumulation Unit Value at end of period                      $10.040
      Number of Accumulation Units outstanding at end of                 62
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $9.971  (a)
      Accumulation Unit Value at end of period                       $9.975
      Number of Accumulation Units outstanding at end of                  9
      period (in thousands)
MFS(R) RESEARCH INTERNATIONAL SERIES
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $10.019  (a)
      Accumulation Unit Value at end of period                      $11.985
      Number of Accumulation Units outstanding at end of                 25
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $10.018  (a)
      Accumulation Unit Value at end of period                      $11.921
      Number of Accumulation Units outstanding at end of                 22
      period (in thousands)
MFS(R) RESEARCH SERIES
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $9.472  (a)
      Accumulation Unit Value at end of period                      $10.617
      Number of Accumulation Units outstanding at end of                 48
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $9.459  (a)
      Accumulation Unit Value at end of period                      $10.546
      Number of Accumulation Units outstanding at end of                  2
      period (in thousands)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                              113

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2005
--------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $13.598  (a)
      Accumulation Unit Value at end of period                      $14.061
      Number of Accumulation Units outstanding at end of              3,478
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $12.227  (a)
      Accumulation Unit Value at end of period                      $12.576
      Number of Accumulation Units outstanding at end of              4,513
      period (in thousands)
MFS(R) VALUE SERIES
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $13.768  (a)
      Accumulation Unit Value at end of period                      $14.639
      Number of Accumulation Units outstanding at end of                383
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $13.549  (a)
      Accumulation Unit Value at end of period                      $14.330
      Number of Accumulation Units outstanding at end of                404
      period (in thousands)
MUTUAL DISCOVERY SECURITIES FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $14.600  (a)
      Accumulation Unit Value at end of period                      $16.585
      Number of Accumulation Units outstanding at end of                959
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $14.367  (a)
      Accumulation Unit Value at end of period                      $16.235
      Number of Accumulation Units outstanding at end of              1,167
      period (in thousands)
MUTUAL SHARES SECURITIES FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $15.153  (a)
      Accumulation Unit Value at end of period                      $16.683
      Number of Accumulation Units outstanding at end of              2,738
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $13.157  (a)
      Accumulation Unit Value at end of period                      $14.408
      Number of Accumulation Units outstanding at end of              4,064
      period (in thousands)
TEMPLETON DEVELOPING MARKETS SECURITIES FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $14.727  (a)
      Accumulation Unit Value at end of period                      $18.733
      Number of Accumulation Units outstanding at end of                418
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $12.335  (a)
      Accumulation Unit Value at end of period                      $15.607
      Number of Accumulation Units outstanding at end of                668
      period (in thousands)
TEMPLETON FOREIGN SECURITIES FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $10.823  (a)
      Accumulation Unit Value at end of period                      $12.104
      Number of Accumulation Units outstanding at end of              2,501
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $10.030  (a)
      Accumulation Unit Value at end of period                      $11.157
      Number of Accumulation Units outstanding at end of              3,865
      period (in thousands)

114                              HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2005
--------------------------------------------------------------------------------
TEMPLETON GROWTH SECURITIES FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $12.979  (a)
      Accumulation Unit Value at end of period                      $14.202
      Number of Accumulation Units outstanding at end of              2,176
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $11.734  (a)
      Accumulation Unit Value at end of period                      $12.772
      Number of Accumulation Units outstanding at end of              3,014
      period (in thousands)

(a)  Inception date May 2, 2005.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                              115

-------------------------------------------------------------------------------



APPENDIX A -- PRODUCT COMPARISON INFORMATION




In addition to the variable annuity Contract described in this prospectus, we offer other variable annuities, each having different features, fees and charges. Your Registered Representative can help you decide which is best for you based on your individual circumstances, time horizon and policy feature preferences. Not all contracts are offered by all Financial Intermediaries. You should consider the differences and discuss them with your Registered Representative to determine which product is best for you. This Appendix does not constitute, and may not be used for the purposes of making, any offer or solicitation by anyone of any form of contract other than as specifically provided in this prospectus.




The primary differences between these variable annuities relate to how expenses are charged. Products with shorter Contingent Deferred Sales Charge periods, because of their greater liquidity, generally have higher mortality and expense risk charges. Our Plus (bonus annuity) product's mortality and expense risk charge is higher than it would otherwise be because we add a Payment Enhancement to Contract Value every time you make a Premium Payment.




Presented below are some, but certainly not all, of the features of this and other deferred variable annuities we offer as part of the Director M or Leaders suite of variable annuities. The form of Contract you select will be identified on the cover page of your prospectus and contract. Not included is a variable annuity product we offer called "Edge" which is subject to a front-end sales charge. Our Edge product is offered through a limited number of Financial Intermediaries and is described in more detail in an Edge prospectus.




You should consider the investment objectives, risks, charges and expenses of an investment carefully before investing. Both the variable annuity product and underlying Fund prospectuses contain this and other information about the variable annuities and underlying investment options. Your Registered Representative can provide you with prospectuses for one or more of these variable annuities and the underlying Funds. This and any of the other variable annuities referenced in this Appendix are underwritten and distributed by Hartford Securities Distribution Company, Inc. Member SIPC. Please read the prospectuses carefully before investing.


ACCESS PRODUCT

-   Not subject to any sales charges

-   Mortality and Expense Risk Charge (1.55%) is highest of our products

- Fewer available funds than other products, e.g., international/global funds generally not available

-   Dollar Cost Averaging Plus program not available

-   Fixed Accumulation Feature not available

- Minimum initial Premium Payment is $10,000 for non-qualified contracts and $2,000 for qualified contracts (same as Outlook and Plus)

- Generally 1% maximum upfront commission paid to Financial Intermediaries (which is not the amount that your Registered Representative may actually receive and does not take into consideration any other cash and non-cash compensation) plus generally 1% maximum trail commissions.



CORE PRODUCT (THIS FORM OF CONTRACT IS NOT COMMONLY REFERRED TO AS "CORE" BUT IS INSTEAD GENERICALLY REFERRED TO AS "DIRECTOR M" OR "LEADERS")


-   7-year Contingent Deferred Sales Charges for each Premium Payment

- Lowest Mortality and Expense Risk Charge (1.15%) of our distributed products (not including Edge)

-   Lowest minimum initial Premium Payment ($1,000)

-   Dollar Cost Averaging Plus Program is available

-   Fixed Accumulation Feature is available

- Generally 7% maximum upfront commission paid to Financial Intermediaries (which is not the amount that your Registered Representative may actually receive and does not take into consideration any other cash and non-cash compensation) plus generally 1% maximum trail commissions.

OUTLOOK PRODUCT

-   4-year Contingent Deferred Sales Charges for each Premium Payment

-   Higher Mortality and Expense Risk Charge (1.50%) than Core

116                              HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

-   Dollar Cost Averaging Plus Program is available

-   Fixed Accumulation Feature not available

- Minimum initial Premium Payment is $10,000 for non-qualified contracts and $2,000 for qualified contracts (same as Access and Plus)

- Generally 6% maximum upfront commission paid to Financial Intermediaries (which is not the amount that your Registered Representative may actually receive and does not take into consideration any other cash and non-cash compensation) plus generally 1% maximum trail commissions.

PLUS PRODUCT

- Each time you make a Premium Payment, we will add an additional 3% or 4% of that Premium Payment to your Contract Value; which may be recaptured under certain circumstances

-   8-year Contingent Deferred Sales Charges for each Premium Payment

-   Mortality and Expense Risk Charge (1.50%) higher than Core, but same as
    Outlook

-   Dollar Cost Averaging Plus Program is available

-   Fixed Accumulation Feature not available

- Minimum initial Premium Payment is $10,000 for non-qualified contracts and $2,000 for qualified contracts (same as Access and Outlook)

- Generally 6.5% maximum upfront commission paid to Financial Intermediaries (which is not the amount that your Registered Representative may actually receive and does not take into consideration any other cash and non-cash compensation) plus generally 1% maximum trail commissions.

FEES & EXPENSES -- The following tables compare the fees and expenses that you will pay when buying, owning and Surrendering different forms of the Contract (other than Edge Contracts).

CONTRACT OWNER TRANSACTION EXPENSES



THE FIRST TABLE COMPARES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY ANY OF THE FORMS OF CONTRACT DESCRIBED IN THIS APPENDIX OR SURRENDER THE CONTRACT.


Sales Charge Imposed on Purchases (as a
  percentage of Premium Payments)
Contingent Deferred Sales Charge (as a percentage
  of Premium Payments)
Number of Years Since We Received the Premium       1          2          3          4          5          6          7          8+
  Payment Withdrawn
Applicable Charge
        -- Core Contracts                           7%         7%         7%         6%         5%         4%         3%         0%
        -- Outlook Contracts                        7%         6%         5%         4%         0%         0%         0%         0%
        -- Plus Contracts                           8%         8%         8%         8%         7%         6%         5%         4%
        -- Access Contracts                                                              None

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                              117

-------------------------------------------------------------------------------

CONTRACT OWNER PERIODIC EXPENSES



THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS (EXCEPT AS NOTED) DURING THE TIME THAT YOU OWN ANY OF THE FORMS OF CONTRACT DESCRIBED IN THIS APPENDIX, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.


                                                                            ACCESS       CORE      OUTLOOK       PLUS
SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF AVERAGE DAILY
  SUB-ACCOUNT VALUE)
        Mortality and Expense Risk Charge (1)                               1.55%       1.15%       1.50%       1.50%
        Administrative Charge (1)                                           0.20%       0.20%       0.20%       0.20%
        Total Separate Account Annual Expenses                              1.75%       1.35%       1.70%       1.70%
OPTIONAL CHARGES (AS A PERCENTAGE OF AVERAGE DAILY SUB-ACCOUNT VALUE)
        The Hartford's Principal First Preferred Charge                                                                     0.20%
        MAV Plus Charge                                                                                                     0.30%
        The Hartford's Principal First (Current)                                                                            0.50%
        Total Separate Account Annual Expenses with optional benefit        2.55%       2.15%       2.50%       2.50%
        Separate Account charges
ADDITIONAL OPTIONAL CHARGES (NOT AS A PERCENTAGE OF AVERAGE DAILY
  SUB-ACCOUNT VALUE)
        The Hartford's Lifetime Income Builder Charge (Current)                                                             0.40%
        The Hartford's Lifetime Income Builder II Charge (Current)                                                          0.40%
        The Hartford's Lifetime Income Foundation Charge (Current)                                                          0.30%

(1)  Charges vary based on series of contract selected.

118                              HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

EXAMPLE



THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN ANY OF THE FORMS OF CONTRACT DESCRIBED IN THIS APPENDIX WITH THE COST OF INVESTING IN OTHER TYPES OF CONTRACTS WE OFFER THAT CONTAIN CONTINGENT DEFERRED SALES CHARGE ARRANGEMENTS. THE EXAMPLE USES THE SAME ASSUMPTIONS REFERENCED IN SECTION 2. THE DATA REFLECTED DOES NOT TAKE INTO ACCOUNT FUNDS AVAILABLE IN PROPRIETARY VERSIONS OF OUR VARIABLE ANNUITIES.




(1) If you do not Surrender any of the forms of contract described in this Appendix, your Contract Value will be:




                                              1 YEAR   3 YEARS  5 YEARS  10 YEARS
---------------------------------------------------------------------------------
Access                                           $729   $2,142   $3,497   $6,643
Core                                           $1,351   $2,665   $3,761   $6,376
Outlook                                        $1,387   $2,578   $3,476   $6,610
Plus                                           $1,481   $2,848   $4,075   $6,610





(2) If you Surrender any of the forms of contract described in this Appendix at the end of the applicable time period, your Surrender Value is:




                                              1 YEAR   3 YEARS  5 YEARS  10 YEARS
---------------------------------------------------------------------------------
Access                                           $623   $2,038   $3,394   $6,543
Core                                             $582   $1,925   $3,222   $6,276
Outlook                                          $618   $2,024   $3,373   $6,510
Plus                                             $618   $2,024   $3,373   $6,510





(3) If you annuitize any of the forms of contract described in this Appendix at the end of the applicable time period, the amount applied will be:




                                              1 YEAR   3 YEARS  5 YEARS  10 YEARS
---------------------------------------------------------------------------------
Access                                           $729   $2,142   $3,497   $6,643
Core                                             $688   $2,029   $3,326   $6,376
Outlook                                          $724   $2,128   $3,476   $6,610
Plus                                             $724   $2,128   $3,476   $6,610



The foregoing discussion is qualified in its entirety by the prospectus for each form of Contract and in the event of any conflict between the discussion above and such prospectus, such prospectus shall prevail.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                    119

--------------------------------------------------------------------------------

APPENDIX B -- OPTIONAL BENEFITS COMPARISONS



                         THE HARTFORD'S        THE HARTFORD'S        THE HARTFORD'S        THE HARTFORD'S
                        LIFETIME INCOME       LIFETIME INCOME       LIFETIME INCOME       PRINCIPAL FIRST        THE HARTFORD'S
FEATURES                   FOUNDATION            BUILDER II             BUILDER              PREFERRED          PRINCIPAL FIRST
----------------------------------------------------------------------------------------------------------------------------------
OBJECTIVES            Guaranteed income     - Guaranteed income   - Guaranteed income   - Guaranteed income   - Guaranteed income
                      for life              for life              for life or a set       for a set time      for a set time
                                            - Potential           time period             period (20 years    period (14 years
                                            automatic annual      - Potential             estimated)          estimated)
                                            Payment Base          automatic annual        - Principal         - Potential step-ups
                                            increases             Benefit Amount          protection          every 5 years
                                            (0 - 10%)             increases (0 - 10%)                         - Principal
                                                                                                              protection
DEATH BENEFIT         - Greater of          Same as Lifetime      - Greater of          Not Applicable        Not Applicable
                      Contract Value or     Income Foundation     Contract Value or
                      Premium Payments                            Benefit Amount
                      adjusted for partial                        - Replaces the
                      Surrenders                                  Standard Death
                      - Replaces the                              Benefit
                      Standard Death                              - MAV Plus (MAV
                      Benefit                                     only) may be
                      - MAV Plus (MAV                             purchased with this
                      only) may be                                rider
                      purchased with this
                      rider
AVAILABILITY          - Available at        Same as Lifetime      - Available at        - Available at        - Available at
                      Contract issue only   Income Foundation     Contract issue only   Contract issue or     Contract issue or
                      - Available subject                         - Subject to state    post issue on         post-issue on
                      to state approval                           approval of Lifetime  contracts effective   current products
                                                                  Income Builder II,    on or after 11/1/04   - Plus contracts
                                                                  this may be closed    - Plus contracts      must reach the 1st
                                                                  to new investors      must reach the 1st    anniversary before
                                                                                        anniversary before    adding post-issue.
                                                                                        adding post-issue.
MAXIMUM ISSUE AGE     Qualified,            Qualified,            Qualified,            Qualified,            - Non-Qualified and
                      Non-Qualified         Non-Qualified         Non-Qualified         Non-Qualified         Roth IRA -- age 85
                      maximum issue age is  maximum issue age is  maximum issue age is  maximum issue age is  except for Outlook
                      80 for any Covered    75 for any Covered    75                    70                    and Access contracts
                      Life and Annuitant    Life and Annuitant.   (owner(s)/annuitant)  (owner(s)/annuitant)  which have a maximum issue age of 90
                                                                                                              - IRA/Qualified --
                                                                                                              age 80
REVOCABILITY          - Only the Lifetime   - Irrevocable by      Irrevocable by        Revocable in writing  Irrevocable by
                      Withdrawal Feature    client                client                anytime after the     client
                      is revocable by       - We may terminate                          5th anniversary of
                      client, revocation    the Rider upon Owner                        the rider effective
                      can be requested in   default                                     date (6th rider
                      writing anytime                                                   year)
                      after the 5th
                      Contract Year or
                      upon Spousal
                      Continuation
                      - We may terminate
                      the Rider upon Owner
                      default
RIDER COMPATIBILITY   Cannot be elected     Cannot be elected     Cannot be elected     Cannot be elected     Cannot be elected
                      with any of the       with any of the       with any of the       with any of the       with any of the
                      following:            following:            following:            following:            following:
                      - Principal First     - Principal First     - Principal First     - Principal First     - Principal First
                      - Principal First     - Principal First     - Principal First     - Lifetime Income     Preferred
                      Preferred             Preferred             Preferred             Builder               - Lifetime Income
                      - Premium Security    - Premium Security    - Premium Security    - Lifetime Income     Builder
                      - Lifetime Income     - Lifetime Income     - Lifetime Income     Builder II            - Lifetime Income
                      Builder I             Builder               Builder II            - Lifetime Income     Builder II
                      - Lifetime Income     - Lifetime Income     - Lifetime Income     Foundation            - Lifetime Income
                      Builder II            Foundation            Foundation                                  Foundation

120                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------



                         THE HARTFORD'S        THE HARTFORD'S        THE HARTFORD'S        THE HARTFORD'S
                        LIFETIME INCOME       LIFETIME INCOME       LIFETIME INCOME       PRINCIPAL FIRST        THE HARTFORD'S
FEATURES                   FOUNDATION            BUILDER II             BUILDER              PREFERRED          PRINCIPAL FIRST
----------------------------------------------------------------------------------------------------------------------------------
ADDITIONAL CHARGE     0.30% (30 bps) of     - 0.40% (40 bps) of   - 0.40% (40 bps) of   Annual charge of      - Annual charge of
                      the Payment Base      the Payment Base      the Benefit Amount    0.20% (20 bps)        0.50% (50 bps)
                      charged annually on   charged annually on   charged annually on   assessed daily        assessed daily
                      each Contract         the Contract          the contract                                - Can increase the
                      Anniversary (flat     Anniversary (flat     anniversary (flat                           fee on or after the
                      dollar)               dollar)               dollar)                                     5th contract
                                            - Can increase the    - Can increase the                          anniversary and then
                                            fee on or after the   fee on or after the                         every 5 years
                                            5th anniversary from  5th contract                                thereafter only of
                                            the rider effective   anniversary and then                        step- up elected
                                            date and then every   every 5 years                               - Maximum charge of
                                            5 years thereafter    thereafter only if                          0.75%
                                            or upon Covered Life  annual Benefit
                                            changes               Amount increases
                                            - Maximum charge of   elected
                                            0.75%                 - Maximum charge of
                                                                  0.75%
BENEFIT AMOUNT        Not applicable        Not applicable        100% of Premium       - 100% of Premium     - 100% of Premium
                                                                  Payment when added    Payment when added    Payment when added
                                                                  at issue              at issue.             at issue.
                                                                                        - Cash Value on the   - Cash Value on the
                                                                                        rider effective date  rider effective date
                                                                                        when added            when added
                                                                                        post-issue.           post-issue.
PAYMENT BASE          100% of Premium       100% of Premium       Not applicable        Not applicable        Not applicable
                      Payment when added    Payment when added
                      at issue              at issue
WITHDRAWAL            - Varies based on:    Same as Lifetime      Not applicable        Not applicable        Not applicable
  PERCENTAGE          - attained age of     Income Foundation
                      Relevant Covered
                      Life
                      - survivor option
                      chosen
                      - date of first
                      partial Surrender
                      - Withdrawal Percent
                      for Single Life
                      Option starts at 5%
                      and increases by
                      1/2% for every 5
                      year increment
                      between the Relevant
                      Covered Life's
                      attained ages 60 -
                      80
                      - Withdrawal Percent
                      for Joint/Spousal
                      Life Option starts
                      at 4.5% and
                      increases by 1/2%
                      for every 5 year
                      increment between
                      the Relevant Covered
                      Life's attained ages
                      60 - 80
                      - The Withdrawal
                      Percent will be set
                      at the time of the
                      first partial
                      Surrender and is
                      based on the
                      attained age of the
                      Relevant Covered
                      Life

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                    121

--------------------------------------------------------------------------------



                         THE HARTFORD'S        THE HARTFORD'S        THE HARTFORD'S        THE HARTFORD'S
                        LIFETIME INCOME       LIFETIME INCOME       LIFETIME INCOME       PRINCIPAL FIRST        THE HARTFORD'S
FEATURES                   FOUNDATION            BUILDER II             BUILDER              PREFERRED          PRINCIPAL FIRST
----------------------------------------------------------------------------------------------------------------------------------
ANNUAL AMOUNT         PRIOR TO AN ELIGIBLE  Same as Lifetime      PRIOR TO OWNER'S      BEGINNING             BEGINNING
  AVAILABLE FOR       WITHDRAWAL YEAR:      Income Foundation     60TH BIRTHDAY:        IMMEDIATELY: Benefit  IMMEDIATELY: Benefit
  SURRENDER           Partial                                     Benefit Payments      Payments equal 5% of  Payments equal 7% of
                      Surrenders(1) equal                         equal 5% multiplied   the Benefit Amount    the Benefit Amount
                      either:                                     by the Benefit
                      SINGLE LIFE OPTION                          Amount
                      -- 5% multiplied by                         CONTRACT
                      the greater of                              ANNIVERSARIES
                      Payment Base or                             IMMEDIATELY
                      Contract Value (on                          FOLLOWING THE
                      the Contract                                OWNER'S 60TH
                      Anniversary)                                BIRTHDAY -- ONLY IF
                      JOINT/SPOUSAL OPTION                        ELECTED: Lifetime
                      -- 4 1/2% multiplied                        Benefit Payments(2)
                      by the greater of                           equal 5% of the
                      Payment Base or                             Benefit Amount
                      Contract Value (on
                      the Contract
                      Anniversary)
                      DURING AN ELIGIBLE
                      WITHDRAWAL YEAR:
                      Lifetime Benefit
                      Payments equal
                      applicable
                      Withdrawal Percent
                      (varies by option
                      elected, Single Life
                      vs. Joint/ Spousal)
                      multiplied by the
                      greater of Payment
                      Base or Contract
                      Value (on the
                      Contract
                      Anniversary)
RMD RESET             - Contracts enrolled  Same as Lifetime      - Contracts enrolled  - Contracts enrolled  - All partial
                        in automatic RMD    Income Foundation       in automatic RMD    in automatic RMD      Surrenders that go
                        (AIP) that go over                          (AIP) that go over  (AIP) that go over    over the 7% allowed
                        the annual                                  the 5% allowed      the 5% allowed will   will result in a
                        Lifetime Benefit                            will not result in  not result in a       reset of the Benefit
                        Payment amount                              a reset of the      reset of the Benefit  Amount and possibly
                        will not result in                          Benefit Payment or  Payment amount if no  a reset of the
                        a reset of the                              Lifetime Benefit    other partial         Benefit Payment
                        Lifetime Benefit                            Payment if no       Surrenders have       amount
                        Payment if no                               other partial       occurred during the   - NOT 72t/q friendly
                        other partial                               Surrenders have     Contract Year.
                        Surrenders have                             occurred during     - NOT 72t/q friendly
                        occurred during                             the Contract Year
                        the Contract Year                           - NOT 72t/q
                        - NOT 72t/q                                 friendly
                        friendly





       (1) As in the case of any partial Surrender, taking partial Surrenders prior to an Eligible Withdrawal Year, will reduce the Payment Base and your future Lifetime Benefit Payment. Such partial Surrender may potentially eliminate your Lifetime Benefit Withdrawal Guarantee and Guaranteed Minimum Death Benefit.




       (2) Benefit Payments are still available after age 60 and may be different than the Lifetime Benefit Payment. The annual amount withdrawn can not exceed the greater of these two values.

122                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------



                         THE HARTFORD'S        THE HARTFORD'S        THE HARTFORD'S        THE HARTFORD'S
                        LIFETIME INCOME       LIFETIME INCOME       LIFETIME INCOME       PRINCIPAL FIRST        THE HARTFORD'S
FEATURES                   FOUNDATION            BUILDER II             BUILDER              PREFERRED          PRINCIPAL FIRST
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT            - Not currently       Same as Lifetime      Not currently         - Not currently       None
  RESTRICTIONS        enforced              Income Foundation     enforced              enforced
                      - Can be triggered                                                - If the
                      by changes in                                                     restrictions are
                      Covered Life                                                      violated, the
                      - If the                                                          withdrawal feature
                      restrictions are                                                  of this rider will
                      violated, the                                                     be revoked
                      Lifetime Withdrawal
                      Benefit of this
                      rider will be
                      revoked and the
                      death benefit only
                      will continue
OWNERSHIP CHANGES     Refer to Covered      Refer to Covered      - Ownership changes   - Ownership changes   Same as Principal
                      Life change feature   Life change feature   in the first 12       in the first 12       First Preferred
                      below                 below                 months from the       months from the
                                                                  effective date of     effective date of
                                                                  the rider will have   the rider will have
                                                                  no impact on the      no impact on the
                                                                  rider benefits as     rider benefits as
                                                                  long as age           long as age
                                                                  limitation is met     limitation is met
                                                                  - Ownership changes   - Ownership changes
                                                                  after the first 12    after the first 12
                                                                  months from the       months to someone
                                                                  effective date of     other than the
                                                                  the rider may cause   Spouse will cause a
                                                                  the Benefit Amount,   recalculation of the
                                                                  Benefit Payment and   Benefit Amount
                                                                  Lifetime Benefit
                                                                  Payment to be
                                                                  recalculated
SPOUSAL               Refer to Spousal      Refer to Spousal      If spousal            There is no option    Spouse may choose to
  CONTINUATION        Continuation feature  Continuation feature  continuation is       for the Spouse to     step up the Benefit
                      below                 below                 elected, there may    step up the Benefit   Amount to the
                                                                  be a Benefit Amount   Amount upon Spousal   current Cash Value
                                                                  increase to equal     Continuation
                                                                  the then current
                                                                  Benefit Amount (this
                                                                  is automatic, NOT
                                                                  elected) providing
                                                                  he/she is younger
                                                                  than 76 years old
                                                                  and the rider is
                                                                  currently available
                                                                  for sale

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                    123

--------------------------------------------------------------------------------



                           LIFETIME INCOME            LIFETIME INCOME            LIFETIME INCOME            LIFETIME INCOME
                        FOUNDATION -- SINGLE       BUILDER II -- SINGLE           FOUNDATION --              BUILDER II --
FEATURES                     LIFE OPTION                LIFE OPTION           JOINT/SPOUSAL OPTION       JOINT/SPOUSAL OPTION
--------------------------------------------------------------------------------------------------------------------------------
COVERED LIFE          - Natural Owner -- Owner   Same as Lifetime Income    - Natural Owner -- The     Same as Lifetime Income
                      and Joint Owner (if any)   Foundation -- Single Life  Covered Life is both       Foundation --
                      on rider effective date    option                     spouses (as defined by     Joint/Spousal option
                      - Non-Natural Owner --                                Federal Law)
                      the Annuitant on rider                                - Non-Natural Owner --
                      effective date                                        the Annuitant on rider
                      - All age based benefit                               effective date
                      provisions based on the                               - All age based
                      attained age of the OLDER                             provisions based on the
                      Covered Life                                          attained age of the
                                                                            YOUNGER Covered Life
ISSUE RULES           No Additional              Same as Lifetime Income    - The sole primary         Same as Lifetime Income
                      Requirements               Foundation -- Single Life    beneficiary (defined as  Foundation --
                                                 option                       the individual to        Joint/Spousal option
                                                                              receive the Death
                                                                              Benefit) must be the
                                                                              Owner's Spouse. If the
                                                                              Joint Owner is the
                                                                              Spouse, the primary
                                                                              beneficiary can be
                                                                              someone other than the
                                                                              Spouse
                                                                              - A joint Owner who is
                                                                              not the Owner's Spouse
                                                                              is not allowed.
                                                                              - We reserve the right
                                                                              to prohibit non-natural
                                                                              entities from being
                                                                              listed as Owner
COVERED LIFE CHANGE   - Covered Life changes     Same as Lifetime Income    - Covered Life changes     Same as Lifetime Income
                        within the first 6       Foundation -- Single Life    within the first 6       Foundation --
                        months have no impact    option                       months have no impact    Joint/Spousal option
                        to the Death Benefit or                               to the Death Benefit or  except Covered Life
                        Payment Base, however,                                Payment Base, however,   changes within the first
                        the Withdrawal Percent                                the Withdrawal Percent   6 months have no impact
                        and Lifetime Benefit                                  and Lifetime Benefit     to the Maximum Contract
                        Payment may change                                    Payment may change       Value
                        based on the attained                                 based on the attained
                        age of new Relevant                                   age of new Relevant
                        Covered Life                                          Covered Life
                        - After the first 6                                   - If Owner and their
                        months:                                               Spouse are no longer
                        - Covered Life changes                                married, for reasons
                        will cause a reset in                                 other than death,
                        the benefits                                          Covered Life changes
                        - Allow us to impose                                  may occur:
                        investment restrictions                               - If Surrenders have
                        - May cause an increase                               not been taken, Owner
                        in rider charge                                       may remove their Spouse
                                                                              and replace with new
                                                                              Spouse (both events do
                                                                              not need to occur at
                                                                              the same time)(3)
                                                                              - If Surrenders have
                                                                              been taken, Owner may
                                                                              remove their Spouse but
                                                                              may not add a new
                                                                              Spouse
                                                                              - Any other contractual
                                                                              change which causes a
                                                                              change in the Covered
                                                                              Life will cause the
                                                                              Withdrawal Feature to
                                                                              terminate





       (3) The Covered Life will be reset at time of removal and time of replacement. The Withdrawal Percent scale will be based on the younger Covered Life.

124                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------



                           LIFETIME INCOME            LIFETIME INCOME            LIFETIME INCOME            LIFETIME INCOME
                        FOUNDATION -- SINGLE       BUILDER II -- SINGLE           FOUNDATION --              BUILDER II --
FEATURES                     LIFE OPTION                LIFE OPTION           JOINT/SPOUSAL OPTION       JOINT/SPOUSAL OPTION
--------------------------------------------------------------------------------------------------------------------------------
SPOUSAL               - We will increase the     Same as Lifetime Income    - We will increase the     Same as Lifetime Income
  CONTINUATION        Contract Value to the      Foundation -- Single Life  Contract Value to the      Foundation --
                      Death Benefit value        option                     Death Benefit value        Joint/Spousal option
                      - The Relevant Covered                                - The Spouse may elect to  except the Maximum
                      Life will be                                          either:                    Contract Value will be
                      re-determined on the date                             A) Continue the Contract   the GREATER OF Contract
                      of the continuation                                   and rider; or              Value or Payment Base on
                      - The Payment Base will                               B) Continue the contract   the continuation date
                      be set equal to the                                   and revoke the Withdrawal
                      Contract Value, the Death                             Feature of the rider
                      Benefit will be set equal                             If the Spouse elects to
                      to the Contract Value and                             continue the Contract and
                      the Lifetime Benefit                                  rider:
                      Payment and Withdrawal                                - The Payment Base will
                      Percent will be                                       be set equal to the
                      recalculated on the                                   GREATER OF Contract Value
                      continuation date                                     or Payment Base on the
                      - If Relevant Covered                                 continuation date
                      Life is greater than or                               - The Withdrawal Percent
                      equal to 81 at the time                               will remain frozen at the
                      of continuation, the                                  current Withdrawal
                      Rider will terminate. The                             Percent if there have
                      Death Benefit will be                                 been partial Surrenders
                      equal to the Contract                                 since the rider effective
                      Value                                                 date. If not, the
                                                                            Withdrawal Percent will
                                                                            be based on the attained
                                                                            age of the remaining
                                                                            Covered Life on the
                                                                            Contract Anniversary
                                                                            prior to the first
                                                                            partial Surrender
                                                                            - The Lifetime Benefit
                                                                            Payment will be
                                                                            recalculated to equal the
                                                                            Withdrawal Percent
                                                                            multiplied by the GREATER
                                                                            OF Contract Value or
                                                                            Payment Base on the
                                                                            continuation date





   The discussion above is qualified in its entirety by the terms and provisions of the prospectus attached and in the event of any conflict between the discussion above and the prospectus, the prospectus shall prevail.




   On date of Spousal continuation, we increase the Contract Value to equal the Death Benefit (if greater). For illustration purposes, we will assume the Contract Value on the date of continuation is set equal to the Death Benefit of $150,000 and the Payment Base is $125,000. The values for the rider are impacted as follows:




   Payment Base = $150,000 (greater of Contract Value or Payment Base on date of continuation)




   WP = existing Withdrawal Percent if partial Surrender have been taken, or else it is set using the remaining spouse's attained age on the Contract Anniversary prior to the first partial Surrender (for this example we will say it is 6%).




   LBP = $9,000 (WP x greater of Payment Base or Contract Value on date of continuation)




   Death Benefit = $150,000 (Contract Value on date of continuation)




   Maximum Contract Value (LIB II Only) = $150,000 (greater of Contract Value or Payment Base on date of continuation)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                              125

-------------------------------------------------------------------------------

APPENDIX C -- THE HARTFORD'S LIFETIME INCOME BUILDER

OBJECTIVE

Protect your investment from poor market performance through potential annual Benefit Amount increases and provide income through predetermined periodic payments based either on a set schedule or your lifetime.

HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?

This rider (called the Unified Benefit Design in your Contract) provides a single Benefit Amount payable as two separate but bundled benefits which form the entire benefit. In other words, this rider is a guarantee of the Benefit Amount that you can access two ways:

- WITHDRAWAL BENEFIT allows (a) BENEFIT PAYMENTS: a series of withdrawals which may be paid annually until the Benefit Amount is reduced to zero or
    (b) LIFETIME BENEFIT PAYMENTS: a series of withdrawals which may be paid annually until the death of any Owner if the older Owner (or Annuitant if the Contract Owner is a trust) is age 60 or older. The Benefit Payments and Lifetime Benefit Payments may continue even if the Contract Value is reduced to zero; and/or



- GUARANTEED MINIMUM DEATH BENEFIT ("GMDB"). The GMDB is equal to the greater of the Benefit Amount or the Contract Value if the Contract Value is greater than zero. DEPLETING THE BENEFIT AMOUNT BY TAKING SURRENDERS WILL REDUCE OR ELIMINATE THE GUARANTEED MINIMUM DEATH BENEFIT. THIS GUARANTEED MINIMUM DEATH BENEFIT REPLACES THE STANDARD DEATH BENEFITS PROVIDED UNDER THIS CONTRACT.


WHEN CAN YOU BUY THIS RIDER?

Subject to State approval of The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder is closed to new investors. This rider may not be available in all states or through all Registered Representatives. We reserve the right to withdraw this rider at any time.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

If you elect this rider, you may not elect any rider other than MAV Plus (MAV only in applicable states).

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The fee for this rider is based on your then current Benefit Amount. This additional charge will automatically be deducted from your Contract Value on each Contract Anniversary. The charge is withdrawn from each Sub-Account and the Fixed Account in the same proportion that the value of the Sub-Account bears to the total Contract Value. The rider fee will not be taken from the DCA Plus account. The charge is deducted after all other financial transactions and any Benefit Amount increases are made. Once you elect this benefit, we will continue to deduct the charge until we begin to make Annuity Payouts. The rider charge may limit access to Fixed Accounts in certain states.

We reserve the right to increase the charge up to a maximum rate of 0.75% any time on or after your fifth Contract Anniversary or five years from the date from which we last notified you of a fee increase, whichever is later. If we increase this charge, you will receive advance notice of the increase and will be given the opportunity to suspend this and future charge increases. If you suspend any charge increase, you will no longer receive automatic Benefit Amount increases. If we do not receive notice from you to suspend the increase, we will automatically assume that automatic Benefit Amount increases will continue and the new charge will apply. Within 30 days prior to subsequent Contract Anniversaries, you may re-start automatic Benefit Amount increases at the charge in effect since your most recent notification. If you Surrender prior to a Contract Anniversary, a pro rata share of the charge will be assessed and will be equal to the charge multiplied by the Benefit Amount prior to the Surrender, multiplied by the number of days since the last charge was assessed, divided by 365.

DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?

The initial Benefit Amount equals your initial Premium Payment. The Benefit Amount will be adjusted in the future through your actions as well as ours. The Benefit Amount will be increased as a result of automatic Benefit Amount increases or subsequent Premium Payments; However, if Surrenders have been taken, your new Benefit Payment may not be greater than your Benefit Amount prior to the Surrender. The Benefit Amount will be decreased as a result of any Surrenders and potentially, any changes in ownership.



- Automatic Benefit Amount increases. We may increase the Benefit Amount on each Contract Anniversary (referred to as "automatic Benefit Amount increases"), depending on the investment performance of your Contract. To compute this percentage, we will divide your Contract Value on the then current Contract Anniversary by the Maximum Contract Value and then reduced by 1. In no event will this factor be less than 0% or greater than 10%. Automatic Benefit Amount increases will not take place if the investment performance of your Sub-Accounts is neutral or negative. Automatic Benefit Amount increases will continue until the earlier of the Contract Anniversary immediately following the older Owner's or Annuitant's 75th birthday or the Annuity Commencement Date.

126                              HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

- Subsequent Premium Payments. When subsequent Premium Payments are received, the Benefit Amount will be increased by the dollar amount of the subsequent Premium Payment. However, if Surrenders have been taken your new Benefit Payment may not be greater than your Benefit Amount prior to the Surrender.

- Surrenders. When a Surrender is made, the Benefit Amount will be equal to the amount determined in either (A), (B) or (C) as follows:

    A. If total Surrenders since the most recent Contract Anniversary are equal to or less than the Benefit Payment, the Benefit Amount becomes the Benefit Amount immediately prior to the Surrender, less the amount of Surrender.

    B. If total Surrenders since the most recent Contract Anniversary exceed the Benefit Payment as a result of enrollment in our Automatic Income program to satisfy Required Minimum Distributions, the Benefit Amount becomes the Benefit Amount immediately prior to the Surrender, less the amount of Surrender.

    C. If total Surrenders since the most recent Contract Anniversary exceed the Benefit Payment and the Required Minimum Distribution exception in
        (B) does not apply, the Benefit Amount is re-calculated to the greater of zero or the lesser of (i) or (ii) as follows:

        (i)  the Contract Value immediately following the Surrender; or

        (ii) the Benefit Amount immediately prior to the Surrender, less the amount of Surrender.

- Benefit Amount limits. Your Benefit Amount can not be less than zero or more than $5 million. Any sums in excess of this ceiling will not be included for any benefits under this rider.

Since the Benefit Amount is a central source for both benefits under this rider, taking withdrawals will lessen or eliminate the Guaranteed Minimum Death Benefit. Refer to the Examples included in Appendix I for a more complete description of these effects.

IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

Yes. The following section describes both Benefit Payments and Lifetime Benefit Payments which together comprise the Withdrawal Benefit.

-   BENEFIT PAYMENTS

Under this option, Surrenders may be taken immediately as a Benefit Payment that is initially set equal to 5% annually of the initial Benefit Amount. The Benefit Payment is the amount guaranteed for withdrawal each Contract Year until the Benefit Amount is reduced to zero (even if the Contract Value is first reduced to zero). We support this guaranteed payment through our General Account which is subject to our claims paying ability and other liabilities as a company.

The Benefit Payment can be taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.

Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value. Each Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your Benefit Payment include any applicable Contingent Deferred Sales Charge.

Whenever a Surrender is taken during any Contract Year, the Benefit Payment will be adjusted to equal the amount in either (A), (B) or (C) as follows:

    A. If total Surrenders since the most recent Contract Anniversary are equal to or less than the Benefit Payment, the Benefit Payment until the next Contract Anniversary is equal to the lesser of the Benefit Payment immediately prior to the Surrender or the Benefit Amount immediately after the Surrender.

    B. If total Surrenders since the most recent Contract Anniversary exceed the Benefit Payment as a result of enrollment in our Automatic Income Program to satisfy Required Minimum Distributions, the provisions of (A) will apply.

    C. If total Surrenders since the most recent Contract Anniversary are more than the Benefit Payment and the Required Minimum Distribution exception in (B) does not apply, the Benefit Payment will be re-calculated to equal the Benefit Amount immediately following the Surrender multiplied by 5%.

If you choose an amount less than the Benefit Payment in any Contract Year, the remaining annual Benefit Payment cannot be carried forward to the next Contract Year. You may elect to take Benefit Payments at any time provided that the Benefit Amount is greater than zero.

If you make a subsequent Premium Payment, the Benefit Payment will be re-calculated to equal 5% of the Benefit Amount immediately after the subsequent Premium Payment is made.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                              127

-------------------------------------------------------------------------------

If there is an increase in the Benefit Amount due to an automatic Benefit Amount increase on any Contract Anniversary, we will automatically re-calculate the Benefit Payment to the greater of the Benefit Payment immediately prior to the increase or the Benefit Amount immediately after the increase multiplied by 5%. If you are enrolled in our Automatic Income Program you must request in writing to increase the amount being withdrawn.

If Surrenders are less than or equal to the Benefit Payment but result in the Contract Value remaining after such Surrender to be less than our minimum amount rules then in effect, we will not terminate the Contract under our minimum amount rules if the Benefit Amount is greater than zero. However, if the Benefit Amount is zero and the Contract Value remaining after any Surrender is also less than our minimum amount rules then in effect, we may terminate the Contract and pay you the Surrender Value.

-   LIFETIME BENEFIT PAYMENTS

Under this option, Surrenders may be taken as Lifetime Benefit Payments that are initially equal to 5% annually of the Benefit Amount on the Contract Anniversary immediately following the older Owner's 60th birthday or 5% of the initial Benefit Amount if the older Owner is 60 or older at the rider's effective date The Lifetime Benefit Payment is the amount guaranteed to be available for withdrawal each Contract Year until the first death of any Owner (even if the Contract Value is reduced to zero). We support this payment through our General Account which is subject to our claims paying ability and other liabilities as a company.

The Lifetime Benefit Payment can be taken on any payment schedule that you request.

Lifetime Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value. Each Lifetime Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your Lifetime Benefit Payment include any applicable Contingent Deferred Sales Charge.

Whenever a Surrender is taken after the Contract Anniversary immediately following the older Owner's 60th Birthday, the Lifetime Benefit Payment will be equal to the amount determined in either (A), (B) or (C) as follows:

    A. If total Surrenders since the most recent Contract Anniversary are equal to or less than the Lifetime Benefit Payment, the Lifetime Benefit Payment is equal to the Lifetime Benefit Payment immediately prior to the Surrender.

    B. If total Surrenders since the most recent Contract Anniversary exceed the Lifetime Benefit Payment as a result of enrollment in our Automatic Income program to satisfy Required Minimum Distributions, the provisions of (A) will apply.

    C. If total Surrenders since the most recent Contract Anniversary are more than the Lifetime Benefit Payment and the Required Minimum Distribution exception in (B) does not apply, the Lifetime Benefit Payments will be re-calculated to equal the Benefit Amount immediately following the partial Surrender multiplied by 5%.

If you choose an amount less than the Lifetime Benefit Payment in any Contract Year, the remaining annual Lifetime Benefit Payment cannot be carried forward to the next Contract Year.

Lifetime Benefit Payments will be available until the first death of any Owner. If the Contract Value is reduced to zero, Lifetime Benefit Payments will automatically continue under this Fixed Lifetime and Period Certain Annuity Payout.

If you make a subsequent Premium Payment after the Contract Anniversary immediately following the older Owner's 60th birthday, the Lifetime Benefit Payment will be re-calculated to equal 5% of the Benefit Amount after the subsequent Premium Payment is made.

If Surrenders are not taken prior to the Contract Anniversary immediately following the older Owner's 60th birthday, the Lifetime Benefit Payment will equal the Benefit Payment. If Surrenders are taken prior to the Contract Anniversary immediately following the older Owner's 60th birthday, the Lifetime Benefit Payment may be less than the Benefit Payment.

If there is an increase in the Benefit Amount due to an automatic Benefit Amount increase on any Contract Anniversary after the older Owner's 60th birthday, we will automatically re-calculate the Lifetime Benefit Payment to equal the greater of the Lifetime Benefit Payment immediately prior to the increase or the Benefit Amount immediately after the increase multiplied by 5%.

If a Surrender is less than or equal to the Lifetime Benefit Payment but results in the Contract Value remaining after such Surrender to be less than our minimum amount rules then in effect, we will not terminate the Contract under our minimum amount rules. However, if the Contract Value remaining after any Surrender is less than our minimum amount rules then in effect and the Benefit Amount and your Lifetime Benefit Payments have been reduced to zero, we may terminate the Contract and pay the Surrender Value.

IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

This rider includes a Guaranteed Minimum Death Benefit that replaces the Standard Death Benefit. The GMDB is equal to the greater of the Benefit Amount or the Contract Value IF the Contract Value is greater than zero.

128                              HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

The Death Benefit is payable at the first death of an Owner or Annuitant. We will pay to the Beneficiary the greater of the Benefit Amount or the Contract Value (as long as the Contract Value is greater than zero) as of the date due proof of death is received by us.

If the Contract Value is zero as of the date of due proof of death, there will be no Death Benefit. Otherwise, the Death Benefit will fluctuate based on the Benefit Amount as reduced by Surrenders, Withdrawal Benefits and expenses as discussed above.

DOES THIS RIDER REPLACE STANDARD DEATH BENEFITS?

Yes. This rider replaces the Standard Death Benefit. This rider can be elected along with MAV Plus.

CAN YOU REVOKE THIS RIDER?

No. However, a Company-sponsored exchange of this rider will not be considered to be a revocation or termination of this rider.



WHAT EFFECT DO FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS RIDER?


You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value at the time you request a Surrender with any applicable charges deducted and not the Benefit Amount, Lifetime Benefit Payment or the Benefit Payment amount you would have received under this rider.

If you still have a Benefit Amount or Lifetime Benefit Payment Amount after you Surrender all of your Contract Value (following the provisions or the rider) or your Contract Value is reduced to zero, we will issue a payout annuity. If the Owner is a natural person we will treat the Owners(s) as the Annuitant for purposes of this annuity. If there is more than one Annuitant, the annuity will be on a first-to-die basis (joint and 0% survivor annuity). You may elect to have the Benefit Amount or Lifetime Benefit Payment paid to you under either the Fixed Period Certain Annuity Payout or the Fixed Lifetime and Period Certain Annuity Payout Option. The election is irrevocable.

Subject to our approval, which approval may be withheld or delayed for any reason, you may elect to defer the Annuity Commencement Date until you are eligible for the Fixed Lifetime and Period Certain Annuity Payout.

If your Benefit Payment or your Lifetime Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

Any ownership change made prior to the first anniversary of the rider effective date will have no impact on the Benefit Amount, but the Lifetime Benefit Payment may change as long as the new Owner(s) and Annuitant are less than age 76 at the time of the change. The Lifetime Benefit Payment may change based on the age of the new owner.

An ownership change after the first Contract Anniversary that causes a re-calculation in the benefits as long as the older Owner after the change is less than age 76 at the time of the change will automatically result in either
(A) or (B):

    (A) If this rider is not currently available for sale, we will continue the existing rider for the GMDB only and the Withdrawal Benefit will terminate. This rider charge will then discontinue.

    (B) If this rider is currently available for sale, we will continue the existing rider with respect to all benefits at your current charge. The Benefit Amount will be re-calculated to the lesser of the Contract Value or the Benefit Amount on the date of the change. The Benefit Payment and Lifetime Benefit Payment will be re-calculated on the date of the change.

If the older Owner is age 76 or greater at the time of an ownership change, this rider will continue with respect to the GMDB only and the Withdrawal Benefit will terminate. The GMDB will be modified to equal Contract Value only and the Rider charge will discontinue.

CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT?

If the Owner dies and the Beneficiary is the deceased Owner's Spouse at the time of death, the Spouse may continue the Contract and we will adjust the Contract Value to the amount we would have paid as a Death Benefit payment (the greater of the Contract Value and the Benefit Amount). If the Spouse elects to continue the Contract and is less than age 76 at the time of the continuation, then either (A) or (B) will automatically apply:

    (A) If this rider is not currently available for sale, we will continue the existing The Hartford's Lifetime Income Builder for the GMDB only and the Withdrawal Benefit will terminate and the rider charge will discontinue.

    (B) If this rider is currently available for sale, we will continue the existing rider with respect to all benefits at the current charge. The Benefit Amount and Maximum Contract Value will be re-calculated to the Contract Value on the continuation date. The Benefit Payments and Lifetime Benefit Payments will be re-calculated on the continuation date.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                              129

-------------------------------------------------------------------------------

If the Spouse elects to continue the Contract and is age 76 or greater at the time of the continuation, this rider will continue with respect to the GMDB only and the Withdrawal Benefits will terminate. The GMDB will be modified to equal Contract Value only and the rider charge will discontinue. Spousal Contract Continuation will only apply one time for each Contract.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

If you annuitize your Contract, you may choose any of those Annuity Payout Options offered in the Contract. The amount used for calculating Annuity Payout Options will be the Contract Value. In other words, you will forfeit any difference between your Contract Value and Benefit Amount by voluntarily annuitizing before the maximum Annuity Commencement Date.

If the annuity reaches the maximum Annuity Commencement Date the Contract will automatically be annuitized unless we and the Owner(s) agree to extend the Annuity Commencement Date, which approval may be withheld or delayed for any reason. In this circumstance, the Contract may be annuitized under our standard annuitization rules or, alternatively, under The Hartford's Lifetime Income Builder rules applicable when the Contract Value equals zero.

-   FIXED PERIOD CERTAIN PAYOUT OPTION

If your Contract Value goes to zero, you are entitled to receive payments in a fixed dollar amount for a stated number of years. The actual number of years that payments will be made is determined by dividing the Benefit Amount by the Benefit Payment. The total amount payable under this Annuity Payout Option will equal the Benefit Amount. This annualized amount will be paid over the determined number of years. The frequency of payments you may elect will be among those offered by us at that time but will be no less frequently than annually. The amount payable in the final year of payments may be less than the prior year's annual amount payable so that the total amount of the payouts will be equal to the Benefit Amount. If, at the death of the any Annuitant, payments have been made for less than the stated number of years, the remaining scheduled payments will be made to the Beneficiary as scheduled payments in accordance with the Code and the Owner's last instructions on record.

-   FIXED LIFETIME AND PERIOD CERTAIN PAYOUT OPTION

If your Contract Value goes to zero and the Owner(s) are alive and age 60 or older, you are entitled to receive payments in a fixed dollar amount until the later of the death of any Annuitant or a minimum number of years. The minimum number of years that payments will be made is determined on the Annuity Calculation Date by dividing the Benefit Amount by the Lifetime Benefit Payment. The total minimum amount payable under this option will equal the Benefit Amount. This Lifetime Benefit Payment amount will be paid over the greater of the minimum number of years, or until the death of any Annuitant. The frequency of payments you may elect will be among those offered by us at that time but will be no less frequently than annually. If, at the death of any Annuitant, payments have been made for less than the minimum number of years, the remaining scheduled payments will be made to the Beneficiary as scheduled payments in accordance with the Code and the Owner's last instructions on record.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?



We reserve the right to limit the Sub-Accounts into which you may allocate your Contract Value on and after the ownership change effective date. We may prohibit investment in any Sub-Account, require you to allocate your Contract Value in one of a number of asset allocation models, investment programs or fund-of-funds Sub-Accounts. If you violate the restrictions, then this rider, its benefits and its charges will terminate.


ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

No.

CAN WE AGGREGATE CONTRACTS?

For purposes of determining the Benefit Amount under this rider, we reserve the right to treat one or more Contracts issued by us to you with any optional Withdrawal Benefit rider in the same calendar year as one Contract. Accordingly, if we elect to aggregate Contracts, we will change the period over which we measure withdrawals against the Benefit Payment.

OTHER INFORMATION

For examples of how this rider works, see "Appendix I."

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- This rider is no longer actively marketed and is not available in any State where The Hartford's Lifetime Income Builder II is approved for sale.

- The benefits under this rider cannot be directly or indirectly assigned, pledged, collateralized or securitized in any way. Any such actions will invalidate this rider.

130                              HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

- Because these benefits are bundled and interdependent upon one another, there is a risk that you may ultimately pay for benefits that you may never get to use. For instance, if you deplete your Benefit Amount through Surrenders, whether voluntarily or as a result of Required Minimum Distributions, you will reduce your Death Benefit. If your Contract Value is zero as of the date of due proof of death, there will be no Death Benefit. This may be of special concern to seniors.

- Inasmuch as Withdrawal Benefits may reduce or eliminate the GMDB, electing this rider as part of an investment program involving a qualified plan may not make sense unless, for instance, other features of this Contract such as Withdrawal Benefits and access to underlying Funds, outweigh the absence of additional tax advantages from a variable annuity.

- Annuitizing your Contract, whether voluntarily or not, will impact these benefits. First, annuitization shall eliminate the Guaranteed Minimum Death Benefit. Second, annuitization will terminate any Withdrawal Benefits which will be converted into annuity payments according to the annuitization option chosen. Accordingly, Lifetime Benefit Payments could be replaced by another "lifetime" payout option and will not be subject to automatic Benefit Amount increases.



- Even though this rider is designed to provide "living benefits", you should not assume that you will necessarily receive "payments for life" if you have violated any of the terms of this rider.


- Purchasing this rider is a one time only event and cannot be undone later. If you elect this rider you will not be able to elect Standard Death Benefits or optional riders other than MAV Plus.

- Any additional contributions made to your Contract after withdrawals have begun will cause the Benefit Amount to be recalculated. If an additional contribution is made, the Benefit Amount will be recalculated to equal the remaining Benefit Amount plus the additional contribution, which could be more or less than the original Benefit Amount and could change the amount of your Benefit Payments or Lifetime Benefit Payments, as the case may be.

- Spouses who are not a joint Owner or Beneficiary may find continuation of this rider to be unavailable or unattractive after the death of the Owner-Spouse. Continuation of the options available in this rider is dependent upon its availability at the time of death of the first Owner-Spouse and will be subject to then prevailing charges.

-   Certain ownership changes may result in a reduction of benefits.

- Annuitizing your Contract instead of receiving Benefit Payments or Lifetime Benefit Payments will forfeit any increases in your Benefit Amount over your Contract Value. Voluntary or involuntary annuitization will terminate Lifetime Benefit Payments. Annuity Payout Options available subsequent to the Annuity Commencement Date may not necessarily provide a stream of income for your lifetime and may be less than Lifetime Benefit Payments.

- Finally, we may increase the charge for this rider on or after the fifth Contract Anniversary or five years since your last increase notification, whichever is later.

- There are no assurances made or implied that automatic Benefit Amount increases will occur and if occurring, will be predictable.

- The fee for this rider may increase if and when automatic Benefit Amount increases take place. There are no assurances as to the fee we will be charging at the time of each step-up.

To obtain a Statement of Additional Information, please complete the form below and mail to:

     Hartford Life and Annuity Insurance Company
     Attn: Investment Product Services
     P.O. Box 5085
     Hartford, Connecticut 06102-5085

Please send a Statement of Additional Information for Series II, Series IIR and Series III of Hartford Leaders variable annuity to me at the following address:

----------------------------------------------------------------
                              Name
----------------------------------------------------------------
                            Address
----------------------------------------------------------------
     City/State                                   Zip Code

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                             SEPARATE ACCOUNT SEVEN

            SERIES II, SERIES IIR AND SERIES III OF HARTFORD LEADERS

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Hartford Life and Annuity Insurance Company, Attn: Investment Product Services, P.O. Box 5085, Hartford, CT 06102-5085.



Date of Prospectus: August 14, 2006




Date of Statement of Additional Information: August 14, 2006


TABLE OF CONTENTS

GENERAL INFORMATION                                                            2
        Safekeeping of Assets                                                  2
        Experts                                                                2
        Non-Participating                                                      2
        Misstatement of Age or Sex                                             2
        Principal Underwriter                                                  2
PERFORMANCE RELATED INFORMATION                                                2
        Total Return for all Sub-Accounts                                      2
        Yield for Sub-Accounts                                                 3
        Money Market Sub-Accounts                                              3
        Additional Materials                                                   3
        Performance Comparisons                                                3
ACCUMULATION UNIT VALUES                                                       4
FINANCIAL STATEMENTS                                                        SA-1

2                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

We hold title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from our general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS



The statutory basis balance sheets of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2005 and 2004, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2005 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated March 24, 2006 and the statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account Seven (the "Account") as of December 31, 2005, and the related statements of operations and of changes in net assets and the financial highlights for the respective stated periods then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 22, 2006, which reports are both included in this Statement of Additional Information and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

The Contracts, which are offered continuously, are distributed by Hartford Securities Distribution Company, Inc. ("HSD"). HSD serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and we are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.



We currently pay HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2005: $354,296,774; 2004: $353,383,271; and 2003: $357,467,609.


PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS



When a Sub-Account advertises its standardized total return, it will usually be calculated from the later of the date of the inception of the Sub-Account or Separate Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, we use a hypothetical initial premium payment of $1,000.00 and deduct for the Total Annual Fund Operating Expenses, any Sales Charge, Separate Account Annual Expenses without any optional charge deductions and the Annual Maintenance Fee.


The formula we use to calculate standardized total return is P(1+T) TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                3

-------------------------------------------------------------------------------



In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund or for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the sales charge, if applicable, and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.


YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.

The formula we use to calculate yield is: YIELD = 2[(a - b/cd +1) TO THE POWER OF 6 - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. We take a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. We then subtract an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, we then multiply it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation we use is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

4                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows all possible Accumulation Unit Values corresponding to all combinations of optional benefits. A table showing only the highest and lowest possible Accumulation Unit Values is shown in the prospectus, which assumes you select either no optional benefits or all optional benefits.

There is no information for American Funds Global Growth and Income Fund Sub-Account because as of December 31, 2005, the Sub-Account had not commenced operations.

SERIES II & IIR



                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                            2005             2004             2003
--------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at        $1.301           $1.187           $1.017
      beginning of period
      Accumulation Unit Value at        $1.357           $1.301           $1.187
      end of period
      Number of Accumulation Units       4,992            4,739            1,547
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST PREFERRED
      Accumulation Unit Value at        $1.291           $1.190               --
      beginning of period
      Accumulation Unit Value at        $1.344           $1.291               --
      end of period
      Number of Accumulation Units       1,662            1,916               --
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT
      Accumulation Unit Value at        $1.287           $1.178           $1.011
      beginning of period
      Accumulation Unit Value at        $1.338           $1.287           $1.178
      end of period
      Number of Accumulation Units      11,385           13,222           11,005
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST (35 BPS)
      Accumulation Unit Value at        $1.285           $1.176           $1.011
      beginning of period
      Accumulation Unit Value at        $1.335           $1.285           $1.176
      end of period
      Number of Accumulation Units      26,828           30,328           25,644
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   PREFERRED
      Accumulation Unit Value at        $1.278           $1.179               --
      beginning of period
      Accumulation Unit Value at        $1.327           $1.278               --
      end of period
      Number of Accumulation Units      14,110           12,119               --
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at        $1.278           $1.188               --
      beginning of period
      Accumulation Unit Value at        $1.327           $1.278               --
      end of period
      Number of Accumulation Units      14,110           12,119               --
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (35 BPS)
      Accumulation Unit Value at        $1.272           $1.168           $1.005
      beginning of period
      Accumulation Unit Value at        $1.318           $1.272           $1.168
      end of period
      Number of Accumulation Units      24,221           28,262           24,695
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (50 BPS)
      Accumulation Unit Value at        $1.268           $1.181               --
      beginning of period
      Accumulation Unit Value at        $1.312           $1.268               --
      end of period
      Number of Accumulation Units      10,129            8,833               --
      outstanding at end of period
      (in thousands)
AIM V.I. CAPITAL APPRECIATION
  FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at        $1.260           $1.198           $1.022
      beginning of period
      Accumulation Unit Value at        $1.353           $1.260           $1.198
      end of period
      Number of Accumulation Units         789              630              268
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST PREFERRED
      Accumulation Unit Value at        $1.251           $1.167               --
      beginning of period
      Accumulation Unit Value at        $1.341           $1.251               --
      end of period
      Number of Accumulation Units         402              353               --
      outstanding at end of period
      (in thousands)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                5

-------------------------------------------------------------------------------

                                        AS OF DECEMBER 31,
SUB-ACCOUNT                   2005             2004             2003
--------------------------------------------------------------------------------
   WITH MAV/EPB DEATH
   BENEFIT
      Accumulation Unit        $1.247           $1.189           $1.016
      Value at beginning
      of period
      Accumulation Unit        $1.335           $1.247           $1.189
      Value at end of
      period
      Number of                 2,155            2,355            2,010
      Accumulation Units
      outstanding at end
      of period (in
      thousands)
   WITH THE HARTFORD'S
   PRINCIPAL FIRST (35
   BPS)
      Accumulation Unit        $1.245           $1.187           $1.016
      Value at beginning
      of period
      Accumulation Unit        $1.332           $1.245           $1.187
      Value at end of
      period
      Number of                 4,360            4,435            3,869
      Accumulation Units
      outstanding at end
      of period (in
      thousands)
   WITH MAV/EPB DEATH
   BENEFIT AND THE
   HARTFORD'S PRINCIPAL
   FIRST PREFERRED
      Accumulation Unit        $1.239           $1.156               --
      Value at beginning
      of period
      Accumulation Unit        $1.323           $1.239               --
      Value at end of
      period
      Number of                 2,645            2,461               --
      Accumulation Units
      outstanding at end
      of period (in
      thousands)
   WITH THE HARTFORD'S
   PRINCIPAL FIRST (50
   BPS)
      Accumulation Unit        $1.239           $1.203               --
      Value at beginning
      of period
      Accumulation Unit        $1.323           $1.239               --
      Value at end of
      period
      Number of                 2,645            2,461               --
      Accumulation Units
      outstanding at end
      of period (in
      thousands)
   WITH MAV/EPB DEATH
   BENEFIT AND THE
   HARTFORD'S PRINCIPAL
   FIRST (35 BPS)
      Accumulation Unit        $1.233           $1.179           $1.010
      Value at beginning
      of period
      Accumulation Unit        $1.315           $1.233           $1.179
      Value at end of
      period
      Number of                 4,182            4,875            4,862
      Accumulation Units
      outstanding at end
      of period (in
      thousands)
   WITH MAV/EPB DEATH
   BENEFIT AND THE
   HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit        $1.228           $1.196               --
      Value at beginning
      of period
      Accumulation Unit        $1.308           $1.228               --
      Value at end of
      period
      Number of                 1,710            1,509               --
      Accumulation Units
      outstanding at end
      of period (in
      thousands)
AIM V.I. CORE EQUITY
  FUND
   WITHOUT ANY OPTIONAL
   BENEFITS
      Accumulation Unit        $9.632               --               --  (a)
      Value at beginning
      of period
      Accumulation Unit       $10.303               --               --
      Value at end of
      period
      Number of                    10               --               --
      Accumulation Units
      outstanding at end
      of period (in
      thousands)
   WITH THE HARTFORD'S
   PRINCIPAL FIRST
   PREFERRED
      Accumulation Unit        $9.628               --               --  (a)
      Value at beginning
      of period
      Accumulation Unit       $10.286               --               --
      Value at end of
      period
      Number of                     1               --               --
      Accumulation Units
      outstanding at end
      of period (in
      thousands)
   WITH MAV/EPB DEATH
   BENEFIT
      Accumulation Unit        $9.627               --               --  (a)
      Value at beginning
      of period
      Accumulation Unit       $10.277               --               --
      Value at end of
      period
      Number of                     5               --               --
      Accumulation Units
      outstanding at end
      of period (in
      thousands)
   WITH THE HARTFORD'S
   PRINCIPAL FIRST (35
   BPS)
      Accumulation Unit        $9.626               --               --  (a)
      Value at beginning
      of period
      Accumulation Unit       $10.273               --               --
      Value at end of
      period
      Number of                    10               --               --
      Accumulation Units
      outstanding at end
      of period (in
      thousands)
   WITH MAV/EPB DEATH
   BENEFIT AND THE
   HARTFORD'S PRINCIPAL
   FIRST PREFERRED
      Accumulation Unit        $9.623               --               --  (a)
      Value at beginning
      of period
      Accumulation Unit       $10.260               --               --
      Value at end of
      period
      Number of                    35               --               --
      Accumulation Units
      outstanding at end
      of period (in
      thousands)
   WITH THE HARTFORD'S
   PRINCIPAL FIRST (50
   BPS)
      Accumulation Unit        $9.623               --               --  (a)
      Value at beginning
      of period
      Accumulation Unit       $10.260               --               --
      Value at end of
      period
      Number of                    35               --               --
      Accumulation Units
      outstanding at end
      of period (in
      thousands)

6                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                       2005             2004             2003
--------------------------------------------------------------------------------
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (35 BPS)
      Accumulation Unit Value      $9.621               --               --  (a)
      at beginning of period
      Accumulation Unit Value     $10.247               --               --
      at end of period
      Number of Accumulation            1               --               --
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value      $9.618               --               --  (a)
      at beginning of period
      Accumulation Unit Value     $10.234               --               --
      at end of period
      Number of Accumulation            4               --               --
      Units outstanding at
      end of period (in
      thousands)
AIM V.I. DEMOGRAPHIC TRENDS
  FUND
   WITHOUT ANY OPTIONAL
   BENEFITS
      Accumulation Unit Value      $1.250           $1.170           $1.008
      at beginning of period
      Accumulation Unit Value      $1.310           $1.250           $1.170
      at end of period
      Number of Accumulation          626              711              447
      Units outstanding at
      end of period (in
      thousands)
   WITH THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value      $1.241           $1.134               --
      at beginning of period
      Accumulation Unit Value      $1.298           $1.241               --
      at end of period
      Number of Accumulation          110              144               --
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH
   BENEFIT
      Accumulation Unit Value      $1.237           $1.161           $1.002
      at beginning of period
      Accumulation Unit Value      $1.292           $1.237           $1.161
      at end of period
      Number of Accumulation        1,470            1,636            1,408
      Units outstanding at
      end of period (in
      thousands)
   WITH THE HARTFORD'S
   PRINCIPAL FIRST (35 BPS)
      Accumulation Unit Value      $1.235           $1.160           $1.001
      at beginning of period
      Accumulation Unit Value      $1.289           $1.235           $1.160
      at end of period
      Number of Accumulation        2,761            3,378            3,221
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value      $1.229           $1.123               --
      at beginning of period
      Accumulation Unit Value      $1.281           $1.229               --
      at end of period
      Number of Accumulation        1,420            1,314               --
      Units outstanding at
      end of period (in
      thousands)
   WITH THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value      $1.229           $1.194               --
      at beginning of period
      Accumulation Unit Value      $1.281           $1.229               --
      at end of period
      Number of Accumulation        1,420            1,314               --
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (35 BPS)
      Accumulation Unit Value      $1.223           $1.152           $0.996
      at beginning of period
      Accumulation Unit Value      $1.273           $1.223           $1.152
      at end of period
      Number of Accumulation        2,645            3,152            3,031
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value      $1.218           $1.187               --
      at beginning of period
      Accumulation Unit Value      $1.266           $1.218               --
      at end of period
      Number of Accumulation        1,401            1,232               --
      Units outstanding at
      end of period (in
      thousands)
AIM V.I. GOVERNMENT
  SECURITIES FUND
   WITHOUT ANY OPTIONAL
   BENEFITS
      Accumulation Unit Value      $1.092           $1.079           $1.094
      at beginning of period
      Accumulation Unit Value      $1.095           $1.092           $1.079
      at end of period
      Number of Accumulation       23,647           10,436            1,425
      Units outstanding at
      end of period (in
      thousands)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                7

-------------------------------------------------------------------------------

                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                            2005             2004             2003
--------------------------------------------------------------------------------
   WITH THE HARTFORD'S PRINCIPAL
   FIRST PREFERRED
      Accumulation Unit Value at        $1.084           $1.085               --
      beginning of period
      Accumulation Unit Value at        $1.085           $1.084               --
      end of period
      Number of Accumulation Units       7,203            3,680               --
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT
      Accumulation Unit Value at        $1.080           $1.071           $1.088
      beginning of period
      Accumulation Unit Value at        $1.080           $1.080           $1.071
      end of period
      Number of Accumulation Units      26,304           22,799           20,695
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST (35 BPS)
      Accumulation Unit Value at        $1.079           $1.070           $1.087
      beginning of period
      Accumulation Unit Value at        $1.078           $1.079           $1.070
      end of period
      Number of Accumulation Units      59,642           44,900           31,448
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   PREFERRED
      Accumulation Unit Value at        $1.073           $1.075               --
      beginning of period
      Accumulation Unit Value at        $1.071           $1.073               --
      end of period
      Number of Accumulation Units      48,350           27,054               --
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at        $1.073           $1.070               --
      beginning of period
      Accumulation Unit Value at        $1.071           $1.073               --
      end of period
      Number of Accumulation Units      48,350           27,054               --
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (35 BPS)
      Accumulation Unit Value at        $1.068           $1.062           $1.081
      beginning of period
      Accumulation Unit Value at        $1.064           $1.068           $1.062
      end of period
      Number of Accumulation Units      35,306           34,941           34,186
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (50 BPS)
      Accumulation Unit Value at        $1.064           $1.064               --
      beginning of period
      Accumulation Unit Value at        $1.059           $1.064               --
      end of period
      Number of Accumulation Units      37,527           26,008               --
      outstanding at end of period
      (in thousands)
AIM V.I. INTERNATIONAL GROWTH
  FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at        $1.428           $1.167           $0.970
      beginning of period
      Accumulation Unit Value at        $1.662           $1.428           $1.167
      end of period
      Number of Accumulation Units       1,186              504               43
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST PREFERRED
      Accumulation Unit Value at        $1.418           $1.283               --
      beginning of period
      Accumulation Unit Value at        $1.646           $1.418               --
      end of period
      Number of Accumulation Units         396               87               --
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT
      Accumulation Unit Value at        $1.413           $1.159           $0.964
      beginning of period
      Accumulation Unit Value at        $1.639           $1.413           $1.159
      end of period
      Number of Accumulation Units       2,228            1,133              342
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST (35 BPS)
      Accumulation Unit Value at        $1.411           $1.157           $0.964
      beginning of period
      Accumulation Unit Value at        $1.636           $1.411           $1.157
      end of period
      Number of Accumulation Units       3,337            2,059            1,233
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   PREFERRED
      Accumulation Unit Value at        $1.404           $1.271               --
      beginning of period
      Accumulation Unit Value at        $1.625           $1.404               --
      end of period
      Number of Accumulation Units       3,816            1,528               --
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at        $1.404           $1.188               --
      beginning of period
      Accumulation Unit Value at        $1.625           $1.404               --
      end of period
      Number of Accumulation Units       3,816            1,528               --
      outstanding at end of period
      (in thousands)

8                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                            2005           2004           2003
--------------------------------------------------------------------------------
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (35 BPS)
      Accumulation Unit Value at       $1.397         $1.149         $0.959
      beginning of period
      Accumulation Unit Value at       $1.615         $1.397         $1.149
      end of period
      Number of Accumulation Units      3,647          1,991          1,318
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (50 BPS)
      Accumulation Unit Value at       $1.392         $1.181             --
      beginning of period
      Accumulation Unit Value at       $1.607         $1.392             --
      end of period
      Number of Accumulation Units      2,195          1,002             --
      outstanding at end of period
      (in thousands)
AIM V.I. LARGE CAP GROWTH FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at       $9.456             --             --  (a)
      beginning of period
      Accumulation Unit Value at      $10.764             --             --
      end of period
      Number of Accumulation Units          2             --             --
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST PREFERRED
      Accumulation Unit Value at       $9.453             --             --  (a)
      beginning of period
      Accumulation Unit Value at      $10.746             --             --
      end of period
      Number of Accumulation Units          2             --             --
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT
      Accumulation Unit Value at       $9.451             --             --  (a)
      beginning of period
      Accumulation Unit Value at      $10.737             --             --
      end of period
      Number of Accumulation Units          2             --             --
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST (35 BPS)
      Accumulation Unit Value at       $9.450             --             --  (a)
      beginning of period
      Accumulation Unit Value at      $10.732             --             --
      end of period
      Number of Accumulation Units         17             --             --
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   PREFERRED
      Accumulation Unit Value at       $9.448             --             --  (a)
      beginning of period
      Accumulation Unit Value at      $10.719             --             --
      end of period
      Number of Accumulation Units         38             --             --
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at       $9.448             --             --  (a)
      beginning of period
      Accumulation Unit Value at      $10.719             --             --
      end of period
      Number of Accumulation Units         38             --             --
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (35 BPS)
      Accumulation Unit Value at       $9.445             --             --  (a)
      beginning of period
      Accumulation Unit Value at      $10.705             --             --
      end of period
      Number of Accumulation Units          1             --             --
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (50 BPS)
      Accumulation Unit Value at       $9.443             --             --  (a)
      beginning of period
      Accumulation Unit Value at      $10.692             --             --
      end of period
      Number of Accumulation Units          7             --             --
      outstanding at end of period
      (in thousands)
AIM V.I. MID CAP CORE EQUITY FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at       $1.427         $1.271         $1.111
      beginning of period
      Accumulation Unit Value at       $1.515         $1.427         $1.271
      end of period
      Number of Accumulation Units      6,356          3,972          1,441
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST PREFERRED
      Accumulation Unit Value at       $1.417         $1.333             --
      beginning of period
      Accumulation Unit Value at       $1.501         $1.417             --
      end of period
      Number of Accumulation Units      2,995          2,518             --
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT
      Accumulation Unit Value at       $1.412         $1.261         $1.104
      beginning of period
      Accumulation Unit Value at       $1.495         $1.412         $1.261
      end of period
      Number of Accumulation Units     14,960         14,319         11,083
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST (35 BPS)
      Accumulation Unit Value at       $1.410         $1.260         $1.103
      beginning of period
      Accumulation Unit Value at       $1.491         $1.410         $1.260
      end of period
      Number of Accumulation Units     28,216         26,952         19,586
      outstanding at end of period
      (in thousands)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                9

-------------------------------------------------------------------------------

                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                            2005             2004             2003
--------------------------------------------------------------------------------
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   PREFERRED
      Accumulation Unit Value at        $1.403           $1.320               --
      beginning of period
      Accumulation Unit Value at        $1.482           $1.403               --
      end of period
      Number of Accumulation Units      15,511           11,541               --
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at        $1.403           $1.278               --
      beginning of period
      Accumulation Unit Value at        $1.482           $1.403               --
      end of period
      Number of Accumulation Units      15,511           11,541               --
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (35 BPS)
      Accumulation Unit Value at        $1.396           $1.251           $1.097
      beginning of period
      Accumulation Unit Value at        $1.472           $1.396           $1.251
      end of period
      Number of Accumulation Units      24,851           26,309           22,447
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (50 BPS)
      Accumulation Unit Value at        $1.391           $1.271               --
      beginning of period
      Accumulation Unit Value at        $1.465           $1.391               --
      end of period
      Number of Accumulation Units      11,800            8,936               --
      outstanding at end of period
      (in thousands)
AIM V.I. SMALL CAP EQUITY FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at       $11.647          $10.790          $10.288
      beginning of period
      Accumulation Unit Value at       $12.423          $11.647          $10.790
      end of period
      Number of Accumulation Units         102               42                1
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST PREFERRED
      Accumulation Unit Value at       $11.619          $10.731               --
      beginning of period
      Accumulation Unit Value at       $12.368          $11.619               --
      end of period
      Number of Accumulation Units          22                7               --
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT
      Accumulation Unit Value at       $11.605          $10.783          $10.286
      beginning of period
      Accumulation Unit Value at       $12.341          $11.605          $10.783
      end of period
      Number of Accumulation Units         123               78                6
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST (35 BPS)
      Accumulation Unit Value at       $11.598          $10.782          $10.286
      beginning of period
      Accumulation Unit Value at       $12.327          $11.598          $10.782
      end of period
      Number of Accumulation Units         224              167               27
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   PREFERRED
      Accumulation Unit Value at       $11.577          $10.697               --
      beginning of period
      Accumulation Unit Value at       $12.287          $11.577               --
      end of period
      Number of Accumulation Units         313              207               --
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at       $11.577          $11.064               --
      beginning of period
      Accumulation Unit Value at       $12.287          $11.577               --
      end of period
      Number of Accumulation Units         313              207               --
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (35 BPS)
      Accumulation Unit Value at       $11.556          $10.775          $10.284
      beginning of period
      Accumulation Unit Value at       $12.246          $11.556          $10.775
      end of period
      Number of Accumulation Units         160              141               19
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (50 BPS)
      Accumulation Unit Value at       $11.535          $11.054               --
      beginning of period
      Accumulation Unit Value at       $12.205          $11.535               --
      end of period
      Number of Accumulation Units         235              190               --
      outstanding at end of period
      (in thousands)
AMERICAN FUNDS ASSET ALLOCATION
  FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at       $11.993          $11.220          $10.120
      beginning of period
      Accumulation Unit Value at       $12.913          $11.993          $11.220
      end of period
      Number of Accumulation Units       5,027            3,097              808
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST PREFERRED
      Accumulation Unit Value at       $10.963          $10.533               --
      beginning of period
      Accumulation Unit Value at       $11.781          $10.963               --
      end of period
      Number of Accumulation Units       2,891            2,351               --
      outstanding at end of period
      (in thousands)

10                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                            2005             2004             2003
--------------------------------------------------------------------------------
   WITH MAV/EPB DEATH BENEFIT
      Accumulation Unit Value at       $10.903          $10.231           $9.244
      beginning of period
      Accumulation Unit Value at       $11.705          $10.903          $10.231
      end of period
      Number of Accumulation Units      11,476           11,007            8,151
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST (35 BPS)
      Accumulation Unit Value at       $11.149          $10.467           $9.460
      beginning of period
      Accumulation Unit Value at       $11.963          $11.149          $10.467
      end of period
      Number of Accumulation Units      16,418           15,320           11,328
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   PREFERRED
      Accumulation Unit Value at       $11.078          $10.648               --
      beginning of period
      Accumulation Unit Value at       $11.869          $11.078               --
      end of period
      Number of Accumulation Units       8,375            5,921               --
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at       $11.078          $10.487               --
      beginning of period
      Accumulation Unit Value at       $11.869          $11.078               --
      end of period
      Number of Accumulation Units       8,375            5,921               --
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (35 BPS)
      Accumulation Unit Value at       $10.733          $10.107           $9.151
      beginning of period
      Accumulation Unit Value at       $11.482          $10.733          $10.107
      end of period
      Number of Accumulation Units       9,555            9,961            8,216
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (50 BPS)
      Accumulation Unit Value at       $10.694          $10.151               --
      beginning of period
      Accumulation Unit Value at       $11.424          $10.694               --
      end of period
      Number of Accumulation Units       4,926            3,923               --
      outstanding at end of period
      (in thousands)
AMERICAN FUNDS BLUE CHIP INCOME
  AND GROWTH FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at        $0.997           $0.921           $0.790
      beginning of period
      Accumulation Unit Value at        $1.055           $0.997           $0.921
      end of period
      Number of Accumulation Units      39,979           25,004            7,529
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST PREFERRED
      Accumulation Unit Value at        $0.989           $0.929               --
      beginning of period
      Accumulation Unit Value at        $1.045           $0.989               --
      end of period
      Number of Accumulation Units      17,788           15,747               --
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT
      Accumulation Unit Value at        $0.986           $0.913           $0.785
      beginning of period
      Accumulation Unit Value at        $1.040           $0.986           $0.913
      end of period
      Number of Accumulation Units      76,680           75,252           57,297
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST (35 BPS)
      Accumulation Unit Value at        $0.984           $0.912           $0.784
      beginning of period
      Accumulation Unit Value at        $1.038           $0.984           $0.912
      end of period
      Number of Accumulation Units     127,132          122,339           94,254
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   PREFERRED
      Accumulation Unit Value at        $0.979           $0.919               --
      beginning of period
      Accumulation Unit Value at        $1.031           $0.979               --
      end of period
      Number of Accumulation Units      66,704           51,922               --
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at        $0.979           $0.925               --
      beginning of period
      Accumulation Unit Value at        $1.031           $0.979               --
      end of period
      Number of Accumulation Units      66,704           51,922               --
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (35 BPS)
      Accumulation Unit Value at        $0.974           $0.905           $0.780
      beginning of period
      Accumulation Unit Value at        $1.024           $0.974           $0.905
      end of period
      Number of Accumulation Units      83,622           90,105           77,474
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (50 BPS)
      Accumulation Unit Value at        $0.970           $0.919               --
      beginning of period
      Accumulation Unit Value at        $1.018           $0.970               --
      end of period
      Number of Accumulation Units      39,846           32,185               --
      outstanding at end of period
      (in thousands)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               11

-------------------------------------------------------------------------------

                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                            2005             2004             2003
--------------------------------------------------------------------------------
AMERICAN FUNDS BOND FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at       $13.499          $12.943          $12.513
      beginning of period
      Accumulation Unit Value at       $13.530          $13.499          $12.943
      end of period
      Number of Accumulation Units       2,438            1,368              343
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST PREFERRED
      Accumulation Unit Value at       $13.166          $13.061               --
      beginning of period
      Accumulation Unit Value at       $13.169          $13.166               --
      end of period
      Number of Accumulation Units       1,340            1,087               --
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT
      Accumulation Unit Value at       $13.094          $12.592          $12.195
      beginning of period
      Accumulation Unit Value at       $13.084          $13.094          $12.592
      end of period
      Number of Accumulation Units       6,387            6,390            6,217
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST (35 BPS)
      Accumulation Unit Value at       $12.633          $12.155          $11.775
      beginning of period
      Accumulation Unit Value at       $12.617          $12.633          $12.155
      end of period
      Number of Accumulation Units       9,884            9,533            8,410
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   PREFERRED
      Accumulation Unit Value at       $12.553          $12.459               --
      beginning of period
      Accumulation Unit Value at       $12.518          $12.553               --
      end of period
      Number of Accumulation Units       4,944            3,658               --
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at       $12.553          $12.184               --
      beginning of period
      Accumulation Unit Value at       $12.518          $12.553               --
      end of period
      Number of Accumulation Units       4,944            3,658               --
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (35 BPS)
      Accumulation Unit Value at       $12.890          $12.439          $12.072
      beginning of period
      Accumulation Unit Value at       $12.835          $12.890          $12.439
      end of period
      Number of Accumulation Units       6,164            6,542            5,817
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (50 BPS)
      Accumulation Unit Value at       $12.843          $12.500               --
      beginning of period
      Accumulation Unit Value at       $12.769          $12.843               --
      end of period
      Number of Accumulation Units       3,197            2,523               --
      outstanding at end of period
      (in thousands)
AMERICAN FUNDS GLOBAL GROWTH FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at       $11.752          $10.496           $8.622
      beginning of period
      Accumulation Unit Value at       $13.227          $11.752          $10.496
      end of period
      Number of Accumulation Units       1,643              882              238
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST PREFERRED
      Accumulation Unit Value at       $11.790          $10.942               --
      beginning of period
      Accumulation Unit Value at       $13.243          $11.790               --
      end of period
      Number of Accumulation Units         869              761               --
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT
      Accumulation Unit Value at       $11.725          $10.504           $8.643
      beginning of period
      Accumulation Unit Value at       $13.157          $11.725          $10.504
      end of period
      Number of Accumulation Units       3,266            3,089            2,483
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST (35 BPS)
      Accumulation Unit Value at        $9.132           $8.184           $6.736
      beginning of period
      Accumulation Unit Value at       $10.241           $9.132           $8.184
      end of period
      Number of Accumulation Units       5,723            5,064            3,677
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   PREFERRED
      Accumulation Unit Value at        $9.074           $8.425               --
      beginning of period
      Accumulation Unit Value at       $10.161           $9.074               --
      end of period
      Number of Accumulation Units       3,763            2,617               --
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at        $9.074           $8.260               --
      beginning of period
      Accumulation Unit Value at       $10.161           $9.074               --
      end of period
      Number of Accumulation Units       3,763            2,617               --
      outstanding at end of period
      (in thousands)

12                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                            2005             2004             2003
--------------------------------------------------------------------------------
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (35 BPS)
      Accumulation Unit Value at       $11.543          $10.376           $8.555
      beginning of period
      Accumulation Unit Value at       $12.907          $11.543          $10.376
      end of period
      Number of Accumulation Units       2,488            2,435            1,976
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (50 BPS)
      Accumulation Unit Value at       $11.501          $10.499               --
      beginning of period
      Accumulation Unit Value at       $12.841          $11.501               --
      end of period
      Number of Accumulation Units       1,321              924               --
      outstanding at end of period
      (in thousands)
AMERICAN FUNDS GLOBAL SMALL
  CAPITALIZATION FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at       $13.187          $11.057           $8.281
      beginning of period
      Accumulation Unit Value at       $16.308          $13.187          $11.057
      end of period
      Number of Accumulation Units         858              438              102
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST PREFERRED
      Accumulation Unit Value at       $13.930          $12.513               --
      beginning of period
      Accumulation Unit Value at       $17.193          $13.930               --
      end of period
      Number of Accumulation Units         397              371               --
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT
      Accumulation Unit Value at       $13.853          $11.651           $8.741
      beginning of period
      Accumulation Unit Value at       $17.081          $13.853          $11.651
      end of period
      Number of Accumulation Units       1,535            1,361            1,011
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST (35 BPS)
      Accumulation Unit Value at       $10.263           $8.636           $6.481
      beginning of period
      Accumulation Unit Value at       $12.648          $10.263           $8.636
      end of period
      Number of Accumulation Units       3,050            2,520            1,829
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   PREFERRED
      Accumulation Unit Value at       $10.198           $9.165               --
      beginning of period
      Accumulation Unit Value at       $12.549          $10.198               --
      end of period
      Number of Accumulation Units       2,605            1,580               --
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at       $10.198           $8.946               --
      beginning of period
      Accumulation Unit Value at       $12.549          $10.198               --
      end of period
      Number of Accumulation Units       2,605            1,580               --
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (35 BPS)
      Accumulation Unit Value at       $13.637          $11.509           $8.652
      beginning of period
      Accumulation Unit Value at       $16.756          $13.637          $11.509
      end of period
      Number of Accumulation Units       1,871            1,534            1,024
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (50 BPS)
      Accumulation Unit Value at       $13.588          $11.953               --
      beginning of period
      Accumulation Unit Value at       $16.671          $13.588               --
      end of period
      Number of Accumulation Units       1,308              773               --
      outstanding at end of period
      (in thousands)
AMERICAN FUNDS GROWTH FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at       $11.997          $10.810           $9.337
      beginning of period
      Accumulation Unit Value at       $13.753          $11.997          $10.810
      end of period
      Number of Accumulation Units       8,675            4,937            1,622
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST PREFERRED
      Accumulation Unit Value at       $11.508          $10.639               --
      beginning of period
      Accumulation Unit Value at       $13.165          $11.508               --
      end of period
      Number of Accumulation Units       4,837            4,071               --
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT
      Accumulation Unit Value at       $11.445          $10.342           $8.949
      beginning of period
      Accumulation Unit Value at       $13.080          $11.445          $10.342
      end of period
      Number of Accumulation Units      19,458           18,755           15,275
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST (35 BPS)
      Accumulation Unit Value at        $7.985           $7.219           $6.248
      beginning of period
      Accumulation Unit Value at        $9.121           $7.985           $7.219
      end of period
      Number of Accumulation Units      41,182           39,176           30,880
      outstanding at end of period
      (in thousands)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               13

-------------------------------------------------------------------------------

                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                            2005             2004             2003
--------------------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
      Accumulation Unit Value at        $7.934           $7.338               --
      beginning of period
      Accumulation Unit Value at        $9.050           $7.934               --
      end of period
      Number of Accumulation Units      28,889           19,704               --
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at        $7.934           $7.361               --
      beginning of period
      Accumulation Unit Value at        $9.050           $7.934               --
      end of period
      Number of Accumulation Units      28,889           19,704               --
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (35 BPS)
      Accumulation Unit Value at       $11.266          $10.217           $8.858
      beginning of period
      Accumulation Unit Value at       $12.831          $11.266          $10.217
      end of period
      Number of Accumulation Units      21,100           22,080           18,446
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (50 BPS)
      Accumulation Unit Value at       $11.225          $10.443               --
      beginning of period
      Accumulation Unit Value at       $12.765          $11.225               --
      end of period
      Number of Accumulation Units      13,600           10,695               --
      outstanding at end of period
      (in thousands)
AMERICAN FUNDS GROWTH-INCOME FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at       $13.223          $12.143          $10.422
      beginning of period
      Accumulation Unit Value at       $13.806          $13.223          $12.143
      end of period
      Number of Accumulation Units       9,763            5,476            1,524
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST PREFERRED
      Accumulation Unit Value at       $11.720          $10.993               --
      beginning of period
      Accumulation Unit Value at       $12.213          $11.720               --
      end of period
      Number of Accumulation Units       6,116            5,305               --
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT
      Accumulation Unit Value at       $11.656          $10.736           $9.231
      beginning of period
      Accumulation Unit Value at       $12.134          $11.656          $10.736
      end of period
      Number of Accumulation Units      20,433           19,977           16,196
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST (35 BPS)
      Accumulation Unit Value at       $11.819          $10.891           $9.367
      beginning of period
      Accumulation Unit Value at       $12.297          $11.819          $10.891
      end of period
      Number of Accumulation Units      30,950           29,107           22,985
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   PREFERRED
      Accumulation Unit Value at       $11.744          $11.021               --
      beginning of period
      Accumulation Unit Value at       $12.201          $11.744               --
      end of period
      Number of Accumulation Units      21,755           14,281               --
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at       $11.744          $11.065               --
      beginning of period
      Accumulation Unit Value at       $12.201          $11.744               --
      end of period
      Number of Accumulation Units      21,755           14,281               --
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (35 BPS)
      Accumulation Unit Value at       $11.474          $10.605           $9.137
      beginning of period
      Accumulation Unit Value at       $11.903          $11.474          $10.605
      end of period
      Number of Accumulation Units      21,333           22,158           18,549
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (50 BPS)
      Accumulation Unit Value at       $11.432          $10.801               --
      beginning of period
      Accumulation Unit Value at       $11.842          $11.432               --
      end of period
      Number of Accumulation Units      15,290           11,516               --
      outstanding at end of period
      (in thousands)
AMERICAN FUNDS INTERNATIONAL FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at       $11.074           $9.407           $7.437
      beginning of period
      Accumulation Unit Value at       $13.275          $11.074           $9.407
      end of period
      Number of Accumulation Units       2,813            1,396              250
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST PREFERRED
      Accumulation Unit Value at       $11.600          $10.613               --
      beginning of period
      Accumulation Unit Value at       $13.878          $11.600               --
      end of period
      Number of Accumulation Units       1,359            1,080               --
      outstanding at end of period
      (in thousands)

14                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                            2005             2004             2003
--------------------------------------------------------------------------------
   WITH MAV/EPB DEATH BENEFIT
      Accumulation Unit Value at       $11.537           $9.830           $7.784
      beginning of period
      Accumulation Unit Value at       $13.788          $11.537           $9.830
      end of period
      Number of Accumulation Units       4,144            3,811            2,886
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST (35 BPS)
      Accumulation Unit Value at        $8.824           $7.522           $5.958
      beginning of period
      Accumulation Unit Value at       $10.541           $8.824           $7.522
      end of period
      Number of Accumulation Units       8,328            7,186            4,448
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   PREFERRED
      Accumulation Unit Value at        $8.768           $8.026               --
      beginning of period
      Accumulation Unit Value at       $10.458           $8.768               --
      end of period
      Number of Accumulation Units       6,479            4,277               --
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at        $8.768           $7.636               --
      beginning of period
      Accumulation Unit Value at       $10.458           $8.768               --
      end of period
      Number of Accumulation Units       6,479            4,277               --
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (35 BPS)
      Accumulation Unit Value at       $11.357           $9.710           $7.705
      beginning of period
      Accumulation Unit Value at       $13.526          $11.357           $9.710
      end of period
      Number of Accumulation Units       3,487            3,048            1,967
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (50 BPS)
      Accumulation Unit Value at       $11.316           $9.882               --
      beginning of period
      Accumulation Unit Value at       $13.457          $11.316               --
      end of period
      Number of Accumulation Units       3,129            2,231               --
      outstanding at end of period
      (in thousands)
AMERICAN FUNDS NEW WORLD FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at       $14.962          $12.766          $10.155
      beginning of period
      Accumulation Unit Value at       $17.823          $14.962          $12.766
      end of period
      Number of Accumulation Units         563              212               51
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST PREFERRED
      Accumulation Unit Value at       $14.064          $12.790               --
      beginning of period
      Accumulation Unit Value at       $16.720          $14.064               --
      end of period
      Number of Accumulation Units         280              207               --
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT
      Accumulation Unit Value at       $13.987          $11.970           $9.538
      beginning of period
      Accumulation Unit Value at       $16.611          $13.987          $11.970
      end of period
      Number of Accumulation Units       1,047              858              619
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST (35 BPS)
      Accumulation Unit Value at       $13.224          $11.323           $9.025
      beginning of period
      Accumulation Unit Value at       $15.698          $13.224          $11.323
      end of period
      Number of Accumulation Units       1,542            1,030              649
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   PREFERRED
      Accumulation Unit Value at       $13.140          $11.956               --
      beginning of period
      Accumulation Unit Value at       $15.575          $13.140               --
      end of period
      Number of Accumulation Units       1,135              609               --
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at       $13.140          $11.430               --
      beginning of period
      Accumulation Unit Value at       $15.575          $13.140               --
      end of period
      Number of Accumulation Units       1,135              609               --
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (35 BPS)
      Accumulation Unit Value at       $13.769          $11.824           $9.442
      beginning of period
      Accumulation Unit Value at       $16.295          $13.769          $11.824
      end of period
      Number of Accumulation Units         987              744              467
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (50 BPS)
      Accumulation Unit Value at       $13.719          $11.966               --
      beginning of period
      Accumulation Unit Value at       $16.212          $13.719               --
      end of period
      Number of Accumulation Units         604              412               --
      outstanding at end of period
      (in thousands)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               15

-------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                       2005             2004             2003
--------------------------------------------------------------------------------
FRANKLIN FLEX CAP GROWTH
  SECURITIES FUND
   WITHOUT ANY OPTIONAL
   BENEFITS
      Accumulation Unit Value      $9.408               --               --  (a)
      at beginning of period
      Accumulation Unit Value     $10.480               --               --
      at end of period
      Number of Accumulation          108               --               --
      Units outstanding at
      end of period (in
      thousands)
   WITH THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value      $9.405               --               --  (a)
      at beginning of period
      Accumulation Unit Value     $10.463               --               --
      at end of period
      Number of Accumulation           34               --               --
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH
   BENEFIT
      Accumulation Unit Value      $9.404               --               --  (a)
      at beginning of period
      Accumulation Unit Value     $10.454               --               --
      at end of period
      Number of Accumulation           19               --               --
      Units outstanding at
      end of period (in
      thousands)
   WITH THE HARTFORD'S
   PRINCIPAL FIRST (35 BPS)
      Accumulation Unit Value      $9.403               --               --  (a)
      at beginning of period
      Accumulation Unit Value     $10.450               --               --
      at end of period
      Number of Accumulation          239               --               --
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value      $9.400               --               --  (a)
      at beginning of period
      Accumulation Unit Value     $10.437               --               --
      at end of period
      Number of Accumulation          204               --               --
      Units outstanding at
      end of period (in
      thousands)
   WITH THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value      $9.400               --               --  (a)
      at beginning of period
      Accumulation Unit Value     $10.437               --               --
      at end of period
      Number of Accumulation          204               --               --
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (35 BPS)
      Accumulation Unit Value      $9.398               --               --  (a)
      at beginning of period
      Accumulation Unit Value     $10.424               --               --
      at end of period
      Number of Accumulation           51               --               --
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value      $9.396               --               --  (a)
      at beginning of period
      Accumulation Unit Value     $10.411               --               --
      at end of period
      Number of Accumulation           32               --               --
      Units outstanding at
      end of period (in
      thousands)
FRANKLIN INCOME SECURITIES
  FUND
   WITHOUT ANY OPTIONAL
   BENEFITS
      Accumulation Unit Value     $13.504          $12.022          $10.500
      at beginning of period
      Accumulation Unit Value     $13.537          $13.504          $12.022
      at end of period
      Number of Accumulation        5,384            2,089              413
      Units outstanding at
      end of period (in
      thousands)
   WITH THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value     $13.426          $12.764               --
      at beginning of period
      Accumulation Unit Value     $13.431          $13.426               --
      at end of period
      Number of Accumulation        1,431              408               --
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH
   BENEFIT
      Accumulation Unit Value     $13.390          $11.956          $10.461
      at beginning of period
      Accumulation Unit Value     $13.382          $13.390          $11.956
      at end of period
      Number of Accumulation        6,192            4,694            2,073
      Units outstanding at
      end of period (in
      thousands)
   WITH THE HARTFORD'S
   PRINCIPAL FIRST (35 BPS)
      Accumulation Unit Value     $13.372          $11.946          $10.455
      at beginning of period
      Accumulation Unit Value     $13.357          $13.372          $11.946
      at end of period
      Number of Accumulation       12,895            8,362            4,539
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value     $13.318          $12.668               --
      at beginning of period
      Accumulation Unit Value     $13.284          $13.318               --
      at end of period
      Number of Accumulation       10,487            4,544               --
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value     $13.318          $12.668               --
      at beginning of period
      Accumulation Unit Value     $13.284          $13.318               --
      at end of period
      Number of Accumulation       10,487            4,544               --
      Units outstanding at
      end of period (in
      thousands)

16                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                       2005             2004             2003
--------------------------------------------------------------------------------
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (35 BPS)
      Accumulation Unit Value     $13.265          $11.886          $10.421
      at beginning of period
      Accumulation Unit Value     $13.211          $13.265          $11.886
      at end of period
      Number of Accumulation        6,867            6,373            4,557
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value     $13.217          $12.007               --
      at beginning of period
      Accumulation Unit Value     $13.144          $13.217               --
      at end of period
      Number of Accumulation        6,083            4,107               --
      Units outstanding at
      end of period (in
      thousands)
FRANKLIN LARGE CAP GROWTH
  SECURITIES FUND
   WITHOUT ANY OPTIONAL
   BENEFITS
      Accumulation Unit Value     $11.061          $10.388           $9.177
      at beginning of period
      Accumulation Unit Value     $11.029          $11.061          $10.388
      at end of period
      Number of Accumulation          928              421               42
      Units outstanding at
      end of period (in
      thousands)
   WITH THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value     $10.997          $10.300               --
      at beginning of period
      Accumulation Unit Value     $10.942          $10.997               --
      at end of period
      Number of Accumulation          224               48               --
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH
   BENEFIT
      Accumulation Unit Value     $10.968          $10.331           $9.142
      at beginning of period
      Accumulation Unit Value     $10.902          $10.968          $10.331
      at end of period
      Number of Accumulation          878              594              217
      Units outstanding at
      end of period (in
      thousands)
   WITH THE HARTFORD'S
   PRINCIPAL FIRST (35 BPS)
      Accumulation Unit Value     $10.953          $10.322           $9.137
      at beginning of period
      Accumulation Unit Value     $10.882          $10.953          $10.322
      at end of period
      Number of Accumulation        1,776            1,200              435
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value     $10.909          $10.223               --
      at beginning of period
      Accumulation Unit Value     $10.823          $10.909               --
      at end of period
      Number of Accumulation        1,951              995               --
      Units outstanding at
      end of period (in
      thousands)
   WITH THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value     $10.909          $10.481               --
      at beginning of period
      Accumulation Unit Value     $10.823          $10.909               --
      at end of period
      Number of Accumulation        1,951              995               --
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (35 BPS)
      Accumulation Unit Value     $10.866          $10.270           $9.107
      at beginning of period
      Accumulation Unit Value     $10.763          $10.866          $10.270
      at end of period
      Number of Accumulation          944              814              448
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value     $10.826          $10.430               --
      at beginning of period
      Accumulation Unit Value     $10.708          $10.826               --
      at end of period
      Number of Accumulation        1,481              939               --
      Units outstanding at
      end of period (in
      thousands)
FRANKLIN LARGE CAP VALUE
  SECURITIES FUND
   WITHOUT ANY OPTIONAL
   BENEFITS
      Accumulation Unit Value      $9.708               --               --  (a)
      at beginning of period
      Accumulation Unit Value     $10.315               --               --
      at end of period
      Number of Accumulation           58               --               --
      Units outstanding at
      end of period (in
      thousands)
   WITH THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value      $9.704               --               --  (a)
      at beginning of period
      Accumulation Unit Value     $10.297               --               --
      at end of period
      Number of Accumulation           22               --               --
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH
   BENEFIT
      Accumulation Unit Value      $9.703               --               --  (a)
      at beginning of period
      Accumulation Unit Value     $10.289               --               --
      at end of period
      Number of Accumulation           35               --               --
      Units outstanding at
      end of period (in
      thousands)
   WITH THE HARTFORD'S
   PRINCIPAL FIRST (35 BPS)
      Accumulation Unit Value      $9.702               --               --  (a)
      at beginning of period
      Accumulation Unit Value     $10.284               --               --
      at end of period
      Number of Accumulation           47               --               --
      Units outstanding at
      end of period (in
      thousands)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               17

-------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                       2005             2004             2003
--------------------------------------------------------------------------------
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value      $9.699               --               --  (a)
      at beginning of period
      Accumulation Unit Value     $10.272               --               --
      at end of period
      Number of Accumulation           88               --               --
      Units outstanding at
      end of period (in
      thousands)
   WITH THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value      $9.699               --               --  (a)
      at beginning of period
      Accumulation Unit Value     $10.272               --               --
      at end of period
      Number of Accumulation           88               --               --
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (35 BPS)
      Accumulation Unit Value      $9.697               --               --  (a)
      at beginning of period
      Accumulation Unit Value     $10.259               --               --
      at end of period
      Number of Accumulation           20               --               --
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value      $9.695               --               --  (a)
      at beginning of period
      Accumulation Unit Value     $10.246               --               --
      at end of period
      Number of Accumulation           11               --               --
      Units outstanding at
      end of period (in
      thousands)
FRANKLIN RISING DIVIDENDS
  SECURITIES FUND
   WITHOUT ANY OPTIONAL
   BENEFITS
      Accumulation Unit Value     $13.254          $12.103          $10.476
      at beginning of period
      Accumulation Unit Value     $13.525          $13.254          $12.103
      at end of period
      Number of Accumulation        2,468            1,108              199
      Units outstanding at
      end of period (in
      thousands)
   WITH THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value     $13.210          $12.344               --
      at beginning of period
      Accumulation Unit Value     $13.453          $13.210               --
      at end of period
      Number of Accumulation          548              142               --
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH
   BENEFIT
      Accumulation Unit Value     $13.188          $12.079          $10.473
      at beginning of period
      Accumulation Unit Value     $13.417          $13.188          $12.079
      at end of period
      Number of Accumulation        2,205            1,629              438
      Units outstanding at
      end of period (in
      thousands)
   WITH THE HARTFORD'S
   PRINCIPAL FIRST (35 BPS)
      Accumulation Unit Value     $13.177          $12.075          $10.473
      at beginning of period
      Accumulation Unit Value     $13.399          $13.177          $12.075
      at end of period
      Number of Accumulation        4,409            3,103            1,340
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value     $13.144          $12.288               --
      at beginning of period
      Accumulation Unit Value     $13.345          $13.144               --
      at end of period
      Number of Accumulation        4,897            2,537               --
      Units outstanding at
      end of period (in
      thousands)
   WITH THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value     $13.144          $12.202               --
      at beginning of period
      Accumulation Unit Value     $13.345          $13.144               --
      at end of period
      Number of Accumulation        4,897            2,537               --
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (35 BPS)
      Accumulation Unit Value     $13.111          $12.051          $10.470
      at beginning of period
      Accumulation Unit Value     $13.292          $13.111          $12.051
      at end of period
      Number of Accumulation        2,528            2,245            1,211
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value     $13.078          $12.174               --
      at beginning of period
      Accumulation Unit Value     $13.239          $13.078               --
      at end of period
      Number of Accumulation        2,842            2,050               --
      Units outstanding at
      end of period (in
      thousands)
FRANKLIN SMALL-MID CAP GROWTH
  SECURITIES FUND
   WITHOUT ANY OPTIONAL
   BENEFITS
      Accumulation Unit Value     $11.675          $10.616           $8.778
      at beginning of period
      Accumulation Unit Value     $12.070          $11.675          $10.616
      at end of period
      Number of Accumulation          688              414              145
      Units outstanding at
      end of period (in
      thousands)
   WITH THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value     $12.141          $11.282               --
      at beginning of period
      Accumulation Unit Value     $12.526          $12.141               --
      at end of period
      Number of Accumulation          557              567               --
      Units outstanding at
      end of period (in
      thousands)

18                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                            2005             2004             2003
--------------------------------------------------------------------------------
   WITH MAV/EPB DEATH BENEFIT
      Accumulation Unit Value at       $12.074          $11.011           $9.121
      beginning of period
      Accumulation Unit Value at       $12.445          $12.074          $11.011
      end of period
      Number of Accumulation Units       1,963            2,101            1,892
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST (35 BPS)
      Accumulation Unit Value at        $7.011           $6.397           $5.300
      beginning of period
      Accumulation Unit Value at        $7.223           $7.011           $6.397
      end of period
      Number of Accumulation Units       5,544            6,030            5,370
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   PREFERRED
      Accumulation Unit Value at        $6.966           $6.477               --
      beginning of period
      Accumulation Unit Value at        $7.166           $6.966               --
      end of period
      Number of Accumulation Units       2,674            2,154               --
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at        $6.966           $6.572               --
      beginning of period
      Accumulation Unit Value at        $7.166           $6.966               --
      end of period
      Number of Accumulation Units       2,674            2,154               --
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (35 BPS)
      Accumulation Unit Value at       $11.886          $10.877           $9.028
      beginning of period
      Accumulation Unit Value at       $12.208          $11.886          $10.877
      end of period
      Number of Accumulation Units       2,819            3,331            2,748
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (50 BPS)
      Accumulation Unit Value at       $11.842          $11.202               --
      beginning of period
      Accumulation Unit Value at       $12.145          $11.842               --
      end of period
      Number of Accumulation Units         979              838               --
      outstanding at end of period
      (in thousands)
FRANKLIN STRATEGIC INCOME
  SECURITIES FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at       $14.856          $13.687          $12.843
      beginning of period
      Accumulation Unit Value at       $14.910          $14.856          $13.687
      end of period
      Number of Accumulation Units       1,394              627              174
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST PREFERRED
      Accumulation Unit Value at       $14.383          $14.018               --
      beginning of period
      Accumulation Unit Value at       $14.407          $14.383               --
      end of period
      Number of Accumulation Units         585              448               --
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT
      Accumulation Unit Value at       $14.304          $13.219          $12.425
      beginning of period
      Accumulation Unit Value at       $14.314          $14.304          $13.219
      end of period
      Number of Accumulation Units       2,394            2,086            1,432
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST (35 BPS)
      Accumulation Unit Value at       $13.755          $12.718          $11.958
      beginning of period
      Accumulation Unit Value at       $13.758          $13.755          $12.718
      end of period
      Number of Accumulation Units       4,184            3,360            2,620
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   PREFERRED
      Accumulation Unit Value at       $13.668          $13.328               --
      beginning of period
      Accumulation Unit Value at       $13.650          $13.668               --
      end of period
      Number of Accumulation Units       2,536            1,172               --
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at       $13.668          $12.782               --
      beginning of period
      Accumulation Unit Value at       $13.650          $13.668               --
      end of period
      Number of Accumulation Units       2,536            1,172               --
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (35 BPS)
      Accumulation Unit Value at       $14.081          $13.058          $12.299
      beginning of period
      Accumulation Unit Value at       $14.041          $14.081          $13.058
      end of period
      Number of Accumulation Units       2,811            2,689            2,229
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (50 BPS)
      Accumulation Unit Value at       $14.030          $13.157               --
      beginning of period
      Accumulation Unit Value at       $13.970          $14.030               --
      end of period
      Number of Accumulation Units       1,845            1,249               --
      outstanding at end of period
      (in thousands)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               19

-------------------------------------------------------------------------------

                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                            2005             2004             2003
--------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
    WITHOUT ANY OPTIONAL BENEFITS
        Accumulation UnitValue at       $1.077           $1.081           $1.086
        beginning of period
        Accumulation Unit Value at      $1.093           $1.077           $1.081
        end of period
        Number of Accumulation           6,654            4,047            1,569
        Units outstanding at end
        of period (in thousands)
    WITH THE HARTFORD'S PRINCIPAL
    FIRST PREFERRED
        Accumulation Unit Value at      $1.071           $1.071               --
        beginning of period
        Accumulation Unit Value at      $1.084           $1.071               --
        end of period
        Number of Accumulation           4,007            3,013               --
        Units outstanding at end
        of period (in thousands)
    WITH MAV/EPB DEATH BENEFIT
        Accumulation Unit Value at      $1.065           $1.073           $1.079
        beginning of period
        Accumulation Unit Value at      $1.077           $1.065           $1.073
        end of period
        Number of Accumulation          26,062           31,860           35,889
        Units outstanding at end
        of period (in thousands)
    WITH THE HARTFORD'S PRINCIPAL
    FIRST (35 BPS)
        Accumulation Unit Value at      $1.013           $1.020           $1.026
        beginning of period
        Accumulation Unit Value at      $1.024           $1.013           $1.020
        end of period
        Number of Accumulation          32,249           30,215           32,704
        Units outstanding at end
        of period (in thousands)
    WITH MAV/EPB DEATH BENEFIT AND
    THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
        Accumulation Unit Value at      $1.006           $1.007               --
        beginning of period
        Accumulation Unit Value at      $1.016           $1.006               --
        end of period
        Number of Accumulation          16,896           10,727               --
        Units outstanding at end
        of period (in thousands)
    WITH THE HARTFORD'S PRINCIPAL
    FIRST (50 BPS)
        Accumulation Unit Value at      $1.006           $1.014               --
        beginning of period
        Accumulation Unit Value at      $1.016           $1.006               --
        end of period
        Number of Accumulation          16,896           10,727               --
        Units outstanding at end
        of period (in thousands)
    WITH MAV/EPB DEATH BENEFIT AND
    THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
        Accumulation Unit Value at      $1.048           $1.060           $1.068
        beginning of period
        Accumulation Unit Value at      $1.057           $1.048           $1.060
        end of period
        Number of Accumulation          24,469           25,907           28,160
        Units outstanding at end
        of period (in thousands)
    WITH MAV/EPB DEATH BENEFIT AND
    THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
        Accumulation Unit Value at      $1.045           $1.056               --
        beginning of period
        Accumulation Unit Value at      $1.052           $1.045               --
        end of period
        Number of Accumulation          11,174           10,273               --
        Units outstanding at end
        of period (in thousands)
MFS(R) CAPITAL OPPORTUNITIES
  SERIES
    WITHOUT ANY OPTIONAL BENEFITS
        Accumulation Unit Value at      $9.002           $8.113           $7.184
        beginning of period
        Accumulation Unit Value at      $9.031           $9.002           $8.113
        end of period
        Number of Accumulation              65               63               37
        Units outstanding at end
        of period (in thousands)
    WITH THE HARTFORD'S PRINCIPAL
    FIRST PREFERRED
        Accumulation Unit Value at      $8.390           $7.723               --
        beginning of period
        Accumulation Unit Value at      $8.400           $8.390               --
        end of period
        Number of Accumulation             257              311               --
        Units outstanding at end
        of period (in thousands)
    WITH MAV/EPB DEATH BENEFIT
        Accumulation Unit Value at      $8.344           $7.543           $6.691
        beginning of period
        Accumulation Unit Value at      $8.346           $8.344           $7.543
        end of period
        Number of Accumulation             857            1,014            1,131
        Units outstanding at end
        of period (in thousands)
    WITH THE HARTFORD'S PRINCIPAL
    FIRST (35 BPS)
        Accumulation Unit Value at      $6.323           $5.719           $5.075
        beginning of period
        Accumulation Unit Value at      $6.322           $6.323           $5.719
        end of period
        Number of Accumulation             966            1,265            1,463
        Units outstanding at end
        of period (in thousands)
    WITH MAV/EPB DEATH BENEFIT AND
    THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
        Accumulation Unit Value at      $6.283           $5.787               --
        beginning of period
        Accumulation Unit Value at      $6.272           $6.283               --
        end of period
        Number of Accumulation             335              420               --
        Units outstanding at end
        of period (in thousands)
    WITH THE HARTFORD'S PRINCIPAL
    FIRST (50 BPS)
        Accumulation Unit Value at      $6.283           $5.842               --
        beginning of period
        Accumulation Unit Value at      $6.272           $6.283               --
        end of period
        Number of Accumulation             335              420               --
        Units outstanding at end
        of period (in thousands)

20                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                            2005             2004             2003
--------------------------------------------------------------------------------
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (35 BPS)
      Accumulation Unit Value at        $8.214           $7.451           $6.623
      beginning of period
      Accumulation Unit Value at        $8.187           $8.214           $7.451
      end of period
      Number of Accumulation Units         379              530              500
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (50 BPS)
      Accumulation Unit Value at        $8.184           $7.631               --
      beginning of period
      Accumulation Unit Value at        $8.145           $8.184               --
      end of period
      Number of Accumulation Units          77               75               --
      outstanding at end of period
      (in thousands)
MFS(R) EMERGING GROWTH SERIES
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at        $7.568           $6.791           $6.037
      beginning of period
      Accumulation Unit Value at        $8.153           $7.568           $6.791
      end of period
      Number of Accumulation Units          81               63               18
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST PREFERRED
      Accumulation Unit Value at        $7.430           $6.769               --
      beginning of period
      Accumulation Unit Value at        $7.988           $7.430               --
      end of period
      Number of Accumulation Units         363              420               --
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT
      Accumulation Unit Value at        $7.389           $6.650           $5.922
      beginning of period
      Accumulation Unit Value at        $7.936           $7.389           $6.650
      end of period
      Number of Accumulation Units         710              773              819
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST (35 BPS)
      Accumulation Unit Value at        $4.927           $4.437           $3.952
      beginning of period
      Accumulation Unit Value at        $5.290           $4.927           $4.437
      end of period
      Number of Accumulation Units         951            1,045            1,079
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   PREFERRED
      Accumulation Unit Value at        $4.896           $4.462               --
      beginning of period
      Accumulation Unit Value at        $5.248           $4.896               --
      end of period
      Number of Accumulation Units         475              447               --
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at        $4.896           $4.551               --
      beginning of period
      Accumulation Unit Value at        $5.248           $4.896               --
      end of period
      Number of Accumulation Units         475              447               --
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (35 BPS)
      Accumulation Unit Value at        $7.274           $6.570           $5.862
      beginning of period
      Accumulation Unit Value at        $7.785           $7.274           $6.570
      end of period
      Number of Accumulation Units         494              497              536
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (50 BPS)
      Accumulation Unit Value at        $7.248           $6.755               --
      beginning of period
      Accumulation Unit Value at        $7.745           $7.248               --
      end of period
      Number of Accumulation Units         189              168               --
      outstanding at end of period
      (in thousands)
MFS(R) GLOBAL EQUITY SERIES
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at       $12.593          $10.792           $9.284
      beginning of period
      Accumulation Unit Value at       $13.378          $12.593          $10.792
      end of period
      Number of Accumulation Units          71               32                5
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST PREFERRED
      Accumulation Unit Value at       $11.957          $10.948               --
      beginning of period
      Accumulation Unit Value at       $12.677          $11.957               --
      end of period
      Number of Accumulation Units          48               47               --
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT
      Accumulation Unit Value at       $11.891          $10.221           $8.808
      beginning of period
      Accumulation Unit Value at       $12.595          $11.891          $10.221
      end of period
      Number of Accumulation Units         154              161              115
      outstanding at end of period
      (in thousands)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               21

-------------------------------------------------------------------------------

                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                            2005             2004             2003
--------------------------------------------------------------------------------
   WITH THE HARTFORD'S PRINCIPAL
   FIRST (35 BPS)
      Accumulation Unit Value at       $10.780           $9.270           $7.992
      beginning of period
      Accumulation Unit Value at       $11.412          $10.780           $9.270
      end of period
      Number of Accumulation Units         199              207              158
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   PREFERRED
      Accumulation Unit Value at       $10.712           $9.813               --
      beginning of period
      Accumulation Unit Value at       $11.323          $10.712               --
      end of period
      Number of Accumulation Units         142              108               --
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at       $10.712           $9.381               --
      beginning of period
      Accumulation Unit Value at       $11.323          $10.712               --
      end of period
      Number of Accumulation Units         142              108               --
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (35 BPS)
      Accumulation Unit Value at       $11.706          $10.097           $8.719
      beginning of period
      Accumulation Unit Value at       $12.355          $11.706          $10.097
      end of period
      Number of Accumulation Units         294              224              218
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (50 BPS)
      Accumulation Unit Value at       $11.663          $10.243               --
      beginning of period
      Accumulation Unit Value at       $12.292          $11.663               --
      end of period
      Number of Accumulation Units          80               58               --
      outstanding at end of period
      (in thousands)
MFS(R) INVESTORS GROWTH STOCK
  SERIES
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at        $8.108           $7.527           $6.906
      beginning of period
      Accumulation Unit Value at        $8.358           $8.108           $7.527
      end of period
      Number of Accumulation Units         169              117               73
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST PREFERRED
      Accumulation Unit Value at        $7.699           $7.126               --
      beginning of period
      Accumulation Unit Value at        $7.921           $7.699               --
      end of period
      Number of Accumulation Units         656              811               --
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT
      Accumulation Unit Value at        $7.656           $7.129           $6.553
      beginning of period
      Accumulation Unit Value at        $7.869           $7.656           $7.129
      end of period
      Number of Accumulation Units         872            1,047            1,212
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST (35 BPS)
      Accumulation Unit Value at        $6.014           $5.602           $5.151
      beginning of period
      Accumulation Unit Value at        $6.178           $6.014           $5.602
      end of period
      Number of Accumulation Units       1,961            2,030            1,983
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   PREFERRED
      Accumulation Unit Value at        $5.975           $5.533               --
      beginning of period
      Accumulation Unit Value at        $6.129           $5.975               --
      end of period
      Number of Accumulation Units         752              641               --
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at        $5.975           $5.701               --
      beginning of period
      Accumulation Unit Value at        $6.129           $5.975               --
      end of period
      Number of Accumulation Units         752              641               --
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (35 BPS)
      Accumulation Unit Value at        $7.537           $7.042           $6.487
      beginning of period
      Accumulation Unit Value at        $7.719           $7.537           $7.042
      end of period
      Number of Accumulation Units         906            1,034              986
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (50 BPS)
      Accumulation Unit Value at        $7.510           $7.184               --
      beginning of period
      Accumulation Unit Value at        $7.680           $7.510               --
      end of period
      Number of Accumulation Units         229              188               --
      outstanding at end of period
      (in thousands)

22                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                            2005             2004             2003
--------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at        $9.428           $8.581           $7.685
      beginning of period
      Accumulation Unit Value at        $9.981           $9.428           $8.581
      end of period
      Number of Accumulation Units       1,720              796               65
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST PREFERRED
      Accumulation Unit Value at        $8.312           $7.692               --
      beginning of period
      Accumulation Unit Value at        $8.782           $8.312               --
      end of period
      Number of Accumulation Units       1,168              917               --
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT
      Accumulation Unit Value at        $8.266           $7.547           $6.771
      beginning of period
      Accumulation Unit Value at        $8.726           $8.266           $7.547
      end of period
      Number of Accumulation Units       2,267            1,825            1,145
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST (35 BPS)
      Accumulation Unit Value at        $8.184           $7.475           $6.709
      beginning of period
      Accumulation Unit Value at        $8.634           $8.184           $7.475
      end of period
      Number of Accumulation Units       4,443            3,224            1,714
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   PREFERRED
      Accumulation Unit Value at        $8.132           $7.530               --
      beginning of period
      Accumulation Unit Value at        $8.567           $8.132               --
      end of period
      Number of Accumulation Units       4,439            2,242               --
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at        $8.132           $7.523               --
      beginning of period
      Accumulation Unit Value at        $8.567           $8.132               --
      end of period
      Number of Accumulation Units       4,439            2,242               --
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (35 BPS)
      Accumulation Unit Value at        $8.137           $7.455           $6.702
      beginning of period
      Accumulation Unit Value at        $8.559           $8.137           $7.455
      end of period
      Number of Accumulation Units       2,199            2,072            1,402
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (50 BPS)
      Accumulation Unit Value at        $8.108           $7.521               --
      beginning of period
      Accumulation Unit Value at        $8.516           $8.108               --
      end of period
      Number of Accumulation Units       3,168            2,074               --
      outstanding at end of period
      (in thousands)
MFS(R) HIGH INCOME SERIES
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at       $12.102          $11.238          $10.338
      beginning of period
      Accumulation Unit Value at       $12.198          $12.102          $11.238
      end of period
      Number of Accumulation Units         473              331              131
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST PREFERRED
      Accumulation Unit Value at       $11.694          $11.497               --
      beginning of period
      Accumulation Unit Value at       $11.762          $11.694               --
      end of period
      Number of Accumulation Units         301              307               --
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT
      Accumulation Unit Value at       $11.630          $10.832           $9.982
      beginning of period
      Accumulation Unit Value at       $11.686          $11.630          $10.832
      end of period
      Number of Accumulation Units       1,602            1,945            2,018
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST (35 BPS)
      Accumulation Unit Value at       $11.763          $10.962          $10.105
      beginning of period
      Accumulation Unit Value at       $11.815          $11.763          $10.962
      end of period
      Number of Accumulation Units       2,543            2,830            2,749
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   PREFERRED
      Accumulation Unit Value at       $11.689          $11.498               --
      beginning of period
      Accumulation Unit Value at       $11.722          $11.689               --
      end of period
      Number of Accumulation Units         910              817               --
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at       $11.689          $11.002               --
      beginning of period
      Accumulation Unit Value at       $11.722          $11.689               --
      end of period
      Number of Accumulation Units         910              817               --
      outstanding at end of period
      (in thousands)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               23

-------------------------------------------------------------------------------

                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                            2005             2004             2003
--------------------------------------------------------------------------------
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (35 BPS)
      Accumulation Unit Value at       $11.448          $10.700           $9.881
      beginning of period
      Accumulation Unit Value at       $11.464          $11.448          $10.700
      end of period
      Number of Accumulation Units       1,909            2,241            2,318
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (50 BPS)
      Accumulation Unit Value at       $11.407          $10.766               --
      beginning of period
      Accumulation Unit Value at       $11.405          $11.407               --
      end of period
      Number of Accumulation Units         569              514               --
      outstanding at end of period
      (in thousands)
MFS(R) MID CAP GROWTH SERIES
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at        $5.952           $5.266           $4.500
      beginning of period
      Accumulation Unit Value at        $6.055           $5.952           $5.266
      end of period
      Number of Accumulation Units         746              426              162
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST PREFERRED
      Accumulation Unit Value at        $5.888           $5.403               --
      beginning of period
      Accumulation Unit Value at        $5.978           $5.888               --
      end of period
      Number of Accumulation Units         431              421               --
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT
      Accumulation Unit Value at        $5.863           $5.203           $4.454
      beginning of period
      Accumulation Unit Value at        $5.946           $5.863           $5.203
      end of period
      Number of Accumulation Units       2,125            2,213            2,059
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST (35 BPS)
      Accumulation Unit Value at        $6.326           $5.617           $4.809
      beginning of period
      Accumulation Unit Value at        $6.413           $6.326           $5.617
      end of period
      Number of Accumulation Units       3,117            3,665            3,361
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   PREFERRED
      Accumulation Unit Value at        $6.286           $5.771               --
      beginning of period
      Accumulation Unit Value at        $6.362           $6.286               --
      end of period
      Number of Accumulation Units       1,384            1,326               --
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at        $6.286           $5.861               --
      beginning of period
      Accumulation Unit Value at        $6.362           $6.286               --
      end of period
      Number of Accumulation Units       1,384            1,326               --
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (35 BPS)
      Accumulation Unit Value at        $5.779           $5.147           $4.415
      beginning of period
      Accumulation Unit Value at        $5.841           $5.779           $5.147
      end of period
      Number of Accumulation Units       2,899            3,306            2,843
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (50 BPS)
      Accumulation Unit Value at        $5.758           $5.384               --
      beginning of period
      Accumulation Unit Value at        $5.811           $5.758               --
      end of period
      Number of Accumulation Units       1,061              861               --
      outstanding at end of period
      (in thousands)
MFS(R) NEW DISCOVERY SERIES
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at       $13.135          $12.498          $10.467
      beginning of period
      Accumulation Unit Value at       $13.638          $13.135          $12.498
      end of period
      Number of Accumulation Units         759              370               54
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST PREFERRED
      Accumulation Unit Value at       $12.017          $10.897               --
      beginning of period
      Accumulation Unit Value at       $12.453          $12.017               --
      end of period
      Number of Accumulation Units         329              188               --
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT
      Accumulation Unit Value at       $11.951          $11.406           $9.569
      beginning of period
      Accumulation Unit Value at       $12.372          $11.951          $11.406
      end of period
      Number of Accumulation Units       1,342            1,278            1,095
      outstanding at end of period
      (in thousands)

24                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                       2005             2004             2003
--------------------------------------------------------------------------------
   WITH THE HARTFORD'S
   PRINCIPAL FIRST (35 BPS)
      Accumulation Unit Value      $7.913           $7.556           $6.341
      at beginning of period
      Accumulation Unit Value      $8.188           $7.913           $7.556
      at end of period
      Number of Accumulation        3,107            2,543            1,753
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value      $7.863           $7.134               --
      at beginning of period
      Accumulation Unit Value      $8.124           $7.863               --
      at end of period
      Number of Accumulation        2,619            1,396               --
      Units outstanding at
      end of period (in
      thousands)
   WITH THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value      $7.863           $7.944               --
      at beginning of period
      Accumulation Unit Value      $8.124           $7.863               --
      at end of period
      Number of Accumulation        2,619            1,396               --
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (35 BPS)
      Accumulation Unit Value     $11.764          $11.267           $9.472
      at beginning of period
      Accumulation Unit Value     $12.136          $11.764          $11.267
      at end of period
      Number of Accumulation        1,345            1,259            1,010
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value     $11.722          $11.875               --
      at beginning of period
      Accumulation Unit Value     $12.074          $11.722               --
      at end of period
      Number of Accumulation        1,323              909               --
      Units outstanding at
      end of period (in
      thousands)
MFS(R) RESEARCH BOND SERIES
   WITHOUT ANY OPTIONAL
   BENEFITS
      Accumulation Unit Value      $9.983               --               --  (a)
      at beginning of period
      Accumulation Unit Value     $10.040               --               --
      at end of period
      Number of Accumulation           62               --               --
      Units outstanding at
      end of period (in
      thousands)
   WITH THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value      $9.980               --               --  (a)
      at beginning of period
      Accumulation Unit Value     $10.024               --               --
      at end of period
      Number of Accumulation           11               --               --
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH
   BENEFIT
      Accumulation Unit Value      $9.978               --               --  (a)
      at beginning of period
      Accumulation Unit Value     $10.016               --               --
      at end of period
      Number of Accumulation           38               --               --
      Units outstanding at
      end of period (in
      thousands)
   WITH THE HARTFORD'S
   PRINCIPAL FIRST (35 BPS)
      Accumulation Unit Value      $9.978               --               --  (a)
      at beginning of period
      Accumulation Unit Value     $10.012               --               --
      at end of period
      Number of Accumulation           99               --               --
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value      $9.975               --               --  (a)
      at beginning of period
      Accumulation Unit Value     $10.000               --               --
      at end of period
      Number of Accumulation           83               --               --
      Units outstanding at
      end of period (in
      thousands)
   WITH THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value      $9.975               --               --  (a)
      at beginning of period
      Accumulation Unit Value     $10.000               --               --
      at end of period
      Number of Accumulation           83               --               --
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (35 BPS)
      Accumulation Unit Value      $9.973               --               --  (a)
      at beginning of period
      Accumulation Unit Value      $9.988               --               --
      at end of period
      Number of Accumulation           41               --               --
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value      $9.971               --               --  (a)
      at beginning of period
      Accumulation Unit Value      $9.975               --               --
      at end of period
      Number of Accumulation            9               --               --
      Units outstanding at
      end of period (in
      thousands)
MFS(R) RESEARCH INTERNATIONAL
  SERIES
   WITHOUT ANY OPTIONAL
   BENEFITS
      Accumulation Unit Value     $10.019               --               --  (a)
      at beginning of period
      Accumulation Unit Value     $11.985               --               --
      at end of period
      Number of Accumulation           25               --               --
      Units outstanding at
      end of period (in
      thousands)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               25

-------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                       2005             2004             2003
--------------------------------------------------------------------------------
   WITH THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value     $10.019               --               --  (a)
      at beginning of period
      Accumulation Unit Value     $11.969               --               --
      at end of period
      Number of Accumulation            5               --               --
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH
   BENEFIT
      Accumulation Unit Value     $10.019               --               --  (a)
      at beginning of period
      Accumulation Unit Value     $11.961               --               --
      at end of period
      Number of Accumulation           20               --               --
      Units outstanding at
      end of period (in
      thousands)
   WITH THE HARTFORD'S
   PRINCIPAL FIRST (35 BPS)
      Accumulation Unit Value     $10.019               --               --  (a)
      at beginning of period
      Accumulation Unit Value     $11.957               --               --
      at end of period
      Number of Accumulation           14               --               --
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value     $10.018               --               --  (a)
      at beginning of period
      Accumulation Unit Value     $11.945               --               --
      at end of period
      Number of Accumulation           83               --               --
      Units outstanding at
      end of period (in
      thousands)
   WITH THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value     $10.018               --               --  (a)
      at beginning of period
      Accumulation Unit Value     $11.945               --               --
      at end of period
      Number of Accumulation           83               --               --
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (35 BPS)
      Accumulation Unit Value     $10.018               --               --  (a)
      at beginning of period
      Accumulation Unit Value     $11.933               --               --
      at end of period
      Number of Accumulation            5               --               --
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value     $10.018               --               --  (a)
      at beginning of period
      Accumulation Unit Value     $11.921               --               --
      at end of period
      Number of Accumulation           22               --               --
      Units outstanding at
      end of period (in
      thousands)
MFS(R) RESEARCH SERIES
   WITHOUT ANY OPTIONAL
   BENEFITS
      Accumulation Unit Value      $9.472               --               --  (a)
      at beginning of period
      Accumulation Unit Value     $10.617               --               --
      at end of period
      Number of Accumulation           48               --               --
      Units outstanding at
      end of period (in
      thousands)
   WITH THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value      $9.469               --               --  (a)
      at beginning of period
      Accumulation Unit Value     $10.599               --               --
      at end of period
      Number of Accumulation           --               --               --
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH
   BENEFIT
      Accumulation Unit Value      $9.468               --               --  (a)
      at beginning of period
      Accumulation Unit Value     $10.590               --               --
      at end of period
      Number of Accumulation           21               --               --
      Units outstanding at
      end of period (in
      thousands)
   WITH THE HARTFORD'S
   PRINCIPAL FIRST (35 BPS)
      Accumulation Unit Value      $9.467               --               --  (a)
      at beginning of period
      Accumulation Unit Value     $10.586               --               --
      at end of period
      Number of Accumulation           17               --               --
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value      $9.464               --               --  (a)
      at beginning of period
      Accumulation Unit Value     $10.573               --               --
      at end of period
      Number of Accumulation           33               --               --
      Units outstanding at
      end of period (in
      thousands)
   WITH THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value      $9.464               --               --  (a)
      at beginning of period
      Accumulation Unit Value     $10.573               --               --
      at end of period
      Number of Accumulation           33               --               --
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (35 BPS)
      Accumulation Unit Value      $9.462               --               --  (a)
      at beginning of period
      Accumulation Unit Value     $10.559               --               --
      at end of period
      Number of Accumulation           20               --               --
      Units outstanding at
      end of period (in
      thousands)

26                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                       2005             2004             2003
--------------------------------------------------------------------------------
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value      $9.459               --               --  (a)
      at beginning of period
      Accumulation Unit Value     $10.546               --               --
      at end of period
      Number of Accumulation            2               --               --
      Units outstanding at
      end of period (in
      thousands)
MFS (R) TOTAL RETURN SERIES
   WITHOUT ANY OPTIONAL
   BENEFITS
      Accumulation Unit Value     $13.861          $12.621          $11.713
      at beginning of period
      Accumulation Unit Value     $14.061          $13.861          $12.621
      at end of period
      Number of Accumulation        3,478            1,549              357
      Units outstanding at
      end of period (in
      thousands)
   WITH THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value     $12.812          $12.173               --
      at beginning of period
      Accumulation Unit Value     $12.970          $12.812               --
      at end of period
      Number of Accumulation        1,563            1,061               --
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH
   BENEFIT
      Accumulation Unit Value     $12.741          $11.636          $10.818
      at beginning of period
      Accumulation Unit Value     $12.886          $12.741          $11.636
      at end of period
      Number of Accumulation        6,636            6,178            5,267
      Units outstanding at
      end of period (in
      thousands)
   WITH THE HARTFORD'S
   PRINCIPAL FIRST (35 BPS)
      Accumulation Unit Value     $12.076          $11.034          $10.261
      at beginning of period
      Accumulation Unit Value     $12.207          $12.076          $11.034
      at end of period
      Number of Accumulation       12,403           11,042            8,862
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value     $11.999          $11.406               --
      at beginning of period
      Accumulation Unit Value     $12.111          $11.999               --
      at end of period
      Number of Accumulation        8,099            4,773               --
      Units outstanding at
      end of period (in
      thousands)
   WITH THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value     $11.999          $11.126               --
      at beginning of period
      Accumulation Unit Value     $12.111          $11.999               --
      at end of period
      Number of Accumulation        8,099            4,773               --
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (35 BPS)
      Accumulation Unit Value     $12.543          $11.495          $10.708
      at beginning of period
      Accumulation Unit Value     $12.641          $12.543          $11.495
      at end of period
      Number of Accumulation        7,525            7,408            6,700
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value     $12.497          $11.620               --
      at beginning of period
      Accumulation Unit Value     $12.576          $12.497               --
      at end of period
      Number of Accumulation        4,513            3,232               --
      Units outstanding at
      end of period (in
      thousands)
MFS (R) VALUE SERIES
   WITHOUT ANY OPTIONAL
   BENEFITS
      Accumulation Unit Value     $13.912          $12.242          $10.607
      at beginning of period
      Accumulation Unit Value     $14.639          $13.912          $12.242
      at end of period
      Number of Accumulation          383              135               43
      Units outstanding at
      end of period (in
      thousands)
   WITH THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value     $13.865          $12.892               --
      at beginning of period
      Accumulation Unit Value     $14.561          $13.865               --
      at end of period
      Number of Accumulation           68               10               --
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH
   BENEFIT
      Accumulation Unit Value     $13.842          $12.218          $10.604
      at beginning of period
      Accumulation Unit Value     $14.522          $13.842          $12.218
      at end of period
      Number of Accumulation          355              244               72
      Units outstanding at
      end of period (in
      thousands)
   WITH THE HARTFORD'S
   PRINCIPAL FIRST (35 BPS)
      Accumulation Unit Value     $13.831          $12.214          $10.604
      at beginning of period
      Accumulation Unit Value     $14.503          $13.831          $12.214
      at end of period
      Number of Accumulation          726              479              204
      Units outstanding at
      end of period (in
      thousands)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               27

-------------------------------------------------------------------------------

                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                            2005             2004             2003
--------------------------------------------------------------------------------
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   PREFERRED
      Accumulation Unit Value at       $13.796          $12.834               --
      beginning of period
      Accumulation Unit Value at       $14.445          $13.796               --
      end of period
      Number of Accumulation Units         484              234               --
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S
   PRINCIPALFIRST (50 BPS)
      Accumulation Unit Value at       $13.796          $12.330               --
      beginning of period
      Accumulation Unit Value at       $14.445          $13.796               --
      end of period
      Number of Accumulation Units         484              234               --
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (35 BPS)
      Accumulation Unit Value at       $13.761          $12.189          $10.601
      beginning of period
      Accumulation Unit Value at       $14.387          $13.761          $12.189
      end of period
      Number of Accumulation Units         542              411              216
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (50 BPS)
      Accumulation Unit Value at       $13.727          $12.302               --
      beginning of period
      Accumulation Unit Value at       $14.330          $13.727               --
      end of period
      Number of Accumulation Units         404              284               --
      outstanding at end of period
      (in thousands)
MUTUAL DISCOVERY SECURITIES FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at       $14.496          $12.431          $10.546
      beginning of period
      Accumulation Unit Value at       $16.585          $14.496          $12.431
      end of period
      Number of Accumulation Units         959              239               58
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST PREFERRED
      Accumulation Unit Value at       $14.448          $13.344               --
      beginning of period
      Accumulation Unit Value at       $16.497          $14.448               --
      end of period
      Number of Accumulation Units         198               17               --
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT
      Accumulation Unit Value at       $14.424          $12.407          $10.543
      beginning of period
      Accumulation Unit Value at       $16.453          $14.424          $12.407
      end of period
      Number of Accumulation Units         993              480              126
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST (35 BPS)
      Accumulation Unit Value at       $14.412          $12.402          $10.542
      beginning of period
      Accumulation Unit Value at       $16.431          $14.412          $12.402
      end of period
      Number of Accumulation Units       1,754              943              359
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   PREFERRED
      Accumulation Unit Value at       $14.376          $13.283               --
      beginning of period
      Accumulation Unit Value at       $16.366          $14.376               --
      end of period
      Number of Accumulation Units       1,772              538               --
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at       $14.376          $12.549               --
      beginning of period
      Accumulation Unit Value at       $16.366          $14.376               --
      end of period
      Number of Accumulation Units       1,772              538               --
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (35 BPS)
      Accumulation Unit Value at       $14.340          $12.377          $10.539
      beginning of period
      Accumulation Unit Value at       $16.300          $14.340          $12.377
      end of period
      Number of Accumulation Units       1,128              638              323
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (50 BPS)
      Accumulation Unit Value at       $14.304          $12.521               --
      beginning of period
      Accumulation Unit Value at       $16.235          $14.304               --
      end of period
      Number of Accumulation Units       1,167              453               --
      outstanding at end of period
      (in thousands)
MUTUAL SHARES SECURITIES FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at       $15.295          $13.764          $12.081
      beginning of period
      Accumulation Unit Value at       $16.683          $15.295          $13.764
      end of period
      Number of Accumulation Units       2,738            1,145              260
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST PREFERRED
      Accumulation Unit Value at       $13.651          $12.732               --
      beginning of period
      Accumulation Unit Value at       $14.859          $13.651               --
      end of period
      Number of Accumulation Units       1,298              817               --
      outstanding at end of period
      (in thousands)

28                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                            2005             2004             2003
--------------------------------------------------------------------------------
   WITH MAV/EPB DEATH BENEFIT
      Accumulation Unit Value at       $13.576          $12.254          $10.774
      beginning of period
      Accumulation Unit Value at       $14.763          $13.576          $12.254
      end of period
      Number of Accumulation Units       6,334            5,658            4,507
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST (35 BPS)
      Accumulation Unit Value at       $13.040          $11.776          $10.357
      beginning of period
      Accumulation Unit Value at       $14.173          $13.040          $11.776
      end of period
      Number of Accumulation Units      11,562           10,001            7,652
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   PREFERRED
      Accumulation Unit Value at       $12.957          $12.090               --
      beginning of period
      Accumulation Unit Value at       $14.062          $12.957               --
      end of period
      Number of Accumulation Units       6,872            4,081               --
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at       $12.957          $11.842               --
      beginning of period
      Accumulation Unit Value at       $14.062          $12.957               --
      end of period
      Number of Accumulation Units       6,872            4,081               --
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (35 BPS)
      Accumulation Unit Value at       $13.364          $12.105          $10.665
      beginning of period
      Accumulation Unit Value at       $14.482          $13.364          $12.105
      end of period
      Number of Accumulation Units       6,967            6,982            5,838
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (50 BPS)
      Accumulation Unit Value at       $13.316          $12.204               --
      beginning of period
      Accumulation Unit Value at       $14.408          $13.316               --
      end of period
      Number of Accumulation Units       4,064            2,935               --
      outstanding at end of period
      (in thousands)
TEMPLETON DEVELOPING MARKETS
  SECURITIES FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at       $14.862          $12.067           $8.935
      beginning of period
      Accumulation Unit Value at       $18.733          $14.862          $12.067
      end of period
      Number of Accumulation Units         418              219               48
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST PREFERRED
      Accumulation Unit Value at       $12.796          $11.432               --
      beginning of period
      Accumulation Unit Value at       $16.096          $12.796               --
      end of period
      Number of Accumulation Units         200              168               --
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT
      Accumulation Unit Value at       $12.725          $10.363           $7.687
      beginning of period
      Accumulation Unit Value at       $15.992          $12.725          $10.363
      end of period
      Number of Accumulation Units         675              440              316
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST (35 BPS)
      Accumulation Unit Value at       $15.338          $12.497           $9.273
      beginning of period
      Accumulation Unit Value at       $19.265          $15.338          $12.497
      end of period
      Number of Accumulation Units         890              613              350
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   PREFERRED
      Accumulation Unit Value at       $15.240          $13.623               --
      beginning of period
      Accumulation Unit Value at       $19.114          $15.240               --
      end of period
      Number of Accumulation Units         824              356               --
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at       $15.240          $12.800               --
      beginning of period
      Accumulation Unit Value at       $19.114          $15.240               --
      end of period
      Number of Accumulation Units         824              356               --
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (35 BPS)
      Accumulation Unit Value at       $12.527          $10.237           $7.609
      beginning of period
      Accumulation Unit Value at       $15.687          $12.527          $10.237
      end of period
      Number of Accumulation Units         755              446              315
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (50 BPS)
      Accumulation Unit Value at       $12.481          $10.512               --
      beginning of period
      Accumulation Unit Value at       $15.607          $12.481               --
      end of period
      Number of Accumulation Units         668              233               --
      outstanding at end of period
      (in thousands)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               29

-------------------------------------------------------------------------------

                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                            2005             2004             2003
--------------------------------------------------------------------------------
TEMPLETON FOREIGN SECURITIES FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at       $11.136           $9.523           $7.775
      beginning of period
      Accumulation Unit Value at       $12.104          $11.136           $9.523
      end of period
      Number of Accumulation Units       2,501            1,328              105
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST PREFERRED
      Accumulation Unit Value at       $10.607           $9.671               --
      beginning of period
      Accumulation Unit Value at       $11.506          $10.607               --
      end of period
      Number of Accumulation Units         642              217               --
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT
      Accumulation Unit Value at       $10.549           $9.048           $7.401
      beginning of period
      Accumulation Unit Value at       $11.432          $10.549           $9.048
      end of period
      Number of Accumulation Units       2,492            1,933              729
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST (35 BPS)
      Accumulation Unit Value at       $10.115           $8.680           $7.102
      beginning of period
      Accumulation Unit Value at       $10.956          $10.115           $8.680
      end of period
      Number of Accumulation Units       5,638            4,445            1,781
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   PREFERRED
      Accumulation Unit Value at       $10.051           $9.168               --
      beginning of period
      Accumulation Unit Value at       $10.870          $10.051               --
      end of period
      Number of Accumulation Units       5,726            3,406               --
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at       $10.051           $8.822               --
      beginning of period
      Accumulation Unit Value at       $10.870          $10.051               --
      end of period
      Number of Accumulation Units       5,726            3,406               --
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (35 BPS)
      Accumulation Unit Value at       $10.385           $8.938           $7.326
      beginning of period
      Accumulation Unit Value at       $11.214          $10.385           $8.938
      end of period
      Number of Accumulation Units       2,559            2,336            1,301
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (50 BPS)
      Accumulation Unit Value at       $10.347           $9.107               --
      beginning of period
      Accumulation Unit Value at       $11.157          $10.347               --
      end of period
      Number of Accumulation Units       3,865            2,813               --
      outstanding at end of period
      (in thousands)
TEMPLETON GROWTH SECURITIES FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at       $13.223          $11.552           $9.590
      beginning of period
      Accumulation Unit Value at       $14.202          $13.223          $11.552
      end of period
      Number of Accumulation Units       2,176              849              167
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST PREFERRED
      Accumulation Unit Value at       $12.289          $11.312               --
      beginning of period
      Accumulation Unit Value at       $13.172          $12.289               --
      end of period
      Number of Accumulation Units         858              330               --
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT
      Accumulation Unit Value at       $12.221          $10.708           $8.905
      beginning of period
      Accumulation Unit Value at       $13.087          $12.221          $10.708
      end of period
      Number of Accumulation Units       3,293            2,567            1,647
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST (35 BPS)
      Accumulation Unit Value at       $12.082          $10.592           $8.811
      beginning of period
      Accumulation Unit Value at       $12.932          $12.082          $10.592
      end of period
      Number of Accumulation Units       6,490            4,246            2,366
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   PREFERRED
      Accumulation Unit Value at       $12.006          $11.057               --
      beginning of period
      Accumulation Unit Value at       $12.830          $12.006               --
      end of period
      Number of Accumulation Units       4,766            2,114               --
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at       $12.006          $10.750               --
      beginning of period
      Accumulation Unit Value at       $12.830          $12.006               --
      end of period
      Number of Accumulation Units       4,766            2,114               --
      outstanding at end of period
      (in thousands)

30                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                            2005             2004             2003
--------------------------------------------------------------------------------
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (35 BPS)
      Accumulation Unit Value at       $12.031          $10.578           $8.815
      beginning of period
      Accumulation Unit Value at       $12.838          $12.031          $10.578
      end of period
      Number of Accumulation Units       3,349            3,108            2,385
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (50 BPS)
      Accumulation Unit Value at       $11.987          $10.763               --
      beginning of period
      Accumulation Unit Value at       $12.772          $11.987               --
      end of period
      Number of Accumulation Units       3,014            1,923               --
      outstanding at end of period
      (in thousands)

(a)  Inception date May 2, 2005.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               31

-------------------------------------------------------------------------------

SERIES III



                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2005
--------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $1.247  (a)
      Accumulation Unit Value at end of period                       $1.357
      Number of Accumulation Units outstanding at end of              4,992
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $1.237  (a)
      Accumulation Unit Value at end of period                       $1.344
      Number of Accumulation Units outstanding at end of              1,662
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                 $1.232  (a)
      Accumulation Unit Value at end of period                       $1.338
      Number of Accumulation Units outstanding at end of             11,385
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $1.223  (a)
      Accumulation Unit Value at end of period                       $1.327
      Number of Accumulation Units outstanding at end of             14,110
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $1.223  (a)
      Accumulation Unit Value at end of period                       $1.327
      Number of Accumulation Units outstanding at end of             14,110
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $1.212  (a)
      Accumulation Unit Value at end of period                       $1.312
      Number of Accumulation Units outstanding at end of             10,129
      period (in thousands)
AIM V.I. CAPITAL APPRECIATION FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $1.175  (a)
      Accumulation Unit Value at end of period                       $1.353
      Number of Accumulation Units outstanding at end of                789
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $1.165  (a)
      Accumulation Unit Value at end of period                       $1.341
      Number of Accumulation Units outstanding at end of                402
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                 $1.161  (a)
      Accumulation Unit Value at end of period                       $1.335
      Number of Accumulation Units outstanding at end of              2,155
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $1.153  (a)
      Accumulation Unit Value at end of period                       $1.323
      Number of Accumulation Units outstanding at end of              2,645
      period (in thousands)

32                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2005
--------------------------------------------------------------------------------
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $1.153  (a)
      Accumulation Unit Value at end of period                       $1.323
      Number of Accumulation Units outstanding at end of              2,645
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $1.142  (a)
      Accumulation Unit Value at end of period                       $1.308
      Number of Accumulation Units outstanding at end of              1,710
      period (in thousands)
AIM V.I. CORE EQUITY FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $9.632  (a)
      Accumulation Unit Value at end of period                      $10.303
      Number of Accumulation Units outstanding at end of                 10
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $9.628  (a)
      Accumulation Unit Value at end of period                      $10.286
      Number of Accumulation Units outstanding at end of                  1
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                 $9.627  (a)
      Accumulation Unit Value at end of period                      $10.277
      Number of Accumulation Units outstanding at end of                  5
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $9.623  (a)
      Accumulation Unit Value at end of period                      $10.260
      Number of Accumulation Units outstanding at end of                 35
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $9.623  (a)
      Accumulation Unit Value at end of period                      $10.260
      Number of Accumulation Units outstanding at end of                 35
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $9.618  (a)
      Accumulation Unit Value at end of period                      $10.234
      Number of Accumulation Units outstanding at end of                  4
      period (in thousands)
AIM V.I. DEMOGRAPHIC TRENDS FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $1.154  (a)
      Accumulation Unit Value at end of period                       $1.310
      Number of Accumulation Units outstanding at end of                626
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $1.145  (a)
      Accumulation Unit Value at end of period                       $1.298
      Number of Accumulation Units outstanding at end of                110
      period (in thousands)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               33

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2005
--------------------------------------------------------------------------------
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                 $1.141  (a)
      Accumulation Unit Value at end of period                       $1.292
      Number of Accumulation Units outstanding at end of              1,470
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $1.132  (a)
      Accumulation Unit Value at end of period                       $1.281
      Number of Accumulation Units outstanding at end of              1,420
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $1.132  (a)
      Accumulation Unit Value at end of period                       $1.281
      Number of Accumulation Units outstanding at end of              1,420
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $1.122  (a)
      Accumulation Unit Value at end of period                       $1.266
      Number of Accumulation Units outstanding at end of              1,401
      period (in thousands)
AIM V.I. GOVERNMENT SECURITIES FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $1.092  (a)
      Accumulation Unit Value at end of period                       $1.095
      Number of Accumulation Units outstanding at end of             23,647
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $1.084  (a)
      Accumulation Unit Value at end of period                       $1.085
      Number of Accumulation Units outstanding at end of              7,203
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                 $1.080  (a)
      Accumulation Unit Value at end of period                       $1.080
      Number of Accumulation Units outstanding at end of             26,304
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $1.072  (a)
      Accumulation Unit Value at end of period                       $1.071
      Number of Accumulation Units outstanding at end of             48,350
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $1.072  (a)
      Accumulation Unit Value at end of period                       $1.071
      Number of Accumulation Units outstanding at end of             48,350
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $1.062  (a)
      Accumulation Unit Value at end of period                       $1.059
      Number of Accumulation Units outstanding at end of             37,527
      period (in thousands)
AIM V.I. INTERNATIONAL GROWTH FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $1.397  (a)
      Accumulation Unit Value at end of period                       $1.662
      Number of Accumulation Units outstanding at end of              1,186
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $1.386  (a)
      Accumulation Unit Value at end of period                       $1.646
      Number of Accumulation Units outstanding at end of                396
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                 $1.381  (a)
      Accumulation Unit Value at end of period                       $1.639
      Number of Accumulation Units outstanding at end of              2,228
      period (in thousands)

34                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2005
--------------------------------------------------------------------------------
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $1.371  (a)
      Accumulation Unit Value at end of period                       $1.625
      Number of Accumulation Units outstanding at end of              3,816
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $1.371  (a)
      Accumulation Unit Value at end of period                       $1.625
      Number of Accumulation Units outstanding at end of              3,816
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $1.358  (a)
      Accumulation Unit Value at end of period                       $1.607
      Number of Accumulation Units outstanding at end of              2,195
      period (in thousands)
AIM V.I. LARGE CAP GROWTH FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $9.456  (a)
      Accumulation Unit Value at end of period                      $10.764
      Number of Accumulation Units outstanding at end of                  2
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $9.453  (a)
      Accumulation Unit Value at end of period                      $10.746
      Number of Accumulation Units outstanding at end of                  2
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                 $9.451  (a)
      Accumulation Unit Value at end of period                      $10.737
      Number of Accumulation Units outstanding at end of                  2
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $9.448  (a)
      Accumulation Unit Value at end of period                      $10.719
      Number of Accumulation Units outstanding at end of                 38
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $9.448  (a)
      Accumulation Unit Value at end of period                      $10.719
      Number of Accumulation Units outstanding at end of                 38
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $9.443  (a)
      Accumulation Unit Value at end of period                      $10.692
      Number of Accumulation Units outstanding at end of                  7
      period (in thousands)
AIM V.I. MID CAP CORE EQUITY FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $1.395  (a)
      Accumulation Unit Value at end of period                       $1.515
      Number of Accumulation Units outstanding at end of              6,356
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $1.383  (a)
      Accumulation Unit Value at end of period                       $1.501
      Number of Accumulation Units outstanding at end of              2,995
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                 $1.378  (a)
      Accumulation Unit Value at end of period                       $1.495
      Number of Accumulation Units outstanding at end of             14,960
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $1.369  (a)
      Accumulation Unit Value at end of period                       $1.482
      Number of Accumulation Units outstanding at end of             15,511
      period (in thousands)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               35

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2005
--------------------------------------------------------------------------------
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $1.369  (a)
      Accumulation Unit Value at end of period                       $1.482
      Number of Accumulation Units outstanding at end of             15,511
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $1.356  (a)
      Accumulation Unit Value at end of period                       $1.465
      Number of Accumulation Units outstanding at end of             11,800
      period (in thousands)
AIM V.I. SMALL CAP EQUITY FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $10.812  (a)
      Accumulation Unit Value at end of period                      $12.423
      Number of Accumulation Units outstanding at end of                102
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $10.779  (a)
      Accumulation Unit Value at end of period                      $12.368
      Number of Accumulation Units outstanding at end of                 22
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                $10.762  (a)
      Accumulation Unit Value at end of period                      $12.341
      Number of Accumulation Units outstanding at end of                123
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $10.729  (a)
      Accumulation Unit Value at end of period                      $12.287
      Number of Accumulation Units outstanding at end of                313
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $10.729  (a)
      Accumulation Unit Value at end of period                      $12.287
      Number of Accumulation Units outstanding at end of                313
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $10.679  (a)
      Accumulation Unit Value at end of period                      $12.205
      Number of Accumulation Units outstanding at end of                235
      period (in thousands)
AMERICAN FUNDS ASSET ALLOCATION FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $11.768  (a)
      Accumulation Unit Value at end of period                      $12.913
      Number of Accumulation Units outstanding at end of              5,027
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $10.751  (a)
      Accumulation Unit Value at end of period                      $11.781
      Number of Accumulation Units outstanding at end of              2,891
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                $10.689  (a)
      Accumulation Unit Value at end of period                      $11.705
      Number of Accumulation Units outstanding at end of             11,476
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $10.853  (a)
      Accumulation Unit Value at end of period                      $11.869
      Number of Accumulation Units outstanding at end of              8,375
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $10.853  (a)
      Accumulation Unit Value at end of period                      $11.869
      Number of Accumulation Units outstanding at end of              8,375
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $10.466  (a)
      Accumulation Unit Value at end of period                      $11.424
      Number of Accumulation Units outstanding at end of              4,926
      period (in thousands)

36                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2005
--------------------------------------------------------------------------------
AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $0.956  (a)
      Accumulation Unit Value at end of period                       $1.055
      Number of Accumulation Units outstanding at end of             39,979
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $0.948  (a)
      Accumulation Unit Value at end of period                       $1.045
      Number of Accumulation Units outstanding at end of             17,788
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                 $0.944  (a)
      Accumulation Unit Value at end of period                       $1.040
      Number of Accumulation Units outstanding at end of             76,680
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $0.937  (a)
      Accumulation Unit Value at end of period                       $1.031
      Number of Accumulation Units outstanding at end of             66,704
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $0.937  (a)
      Accumulation Unit Value at end of period                       $1.031
      Number of Accumulation Units outstanding at end of             66,704
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $0.927  (a)
      Accumulation Unit Value at end of period                       $1.018
      Number of Accumulation Units outstanding at end of             39,846
      period (in thousands)
AMERICAN FUNDS BOND FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $13.310  (a)
      Accumulation Unit Value at end of period                      $13.530
      Number of Accumulation Units outstanding at end of              2,438
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $12.972  (a)
      Accumulation Unit Value at end of period                      $13.169
      Number of Accumulation Units outstanding at end of              1,340
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                $12.897  (a)
      Accumulation Unit Value at end of period                      $13.084
      Number of Accumulation Units outstanding at end of              6,387
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $12.356  (a)
      Accumulation Unit Value at end of period                      $12.518
      Number of Accumulation Units outstanding at end of              4,944
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $12.356  (a)
      Accumulation Unit Value at end of period                      $12.518
      Number of Accumulation Units outstanding at end of              4,944
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $12.629  (a)
      Accumulation Unit Value at end of period                      $12.769
      Number of Accumulation Units outstanding at end of              3,197
      period (in thousands)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               37

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2005
--------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $11.285  (a)
      Accumulation Unit Value at end of period                      $13.227
      Number of Accumulation Units outstanding at end of              1,643
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $11.314  (a)
      Accumulation Unit Value at end of period                      $13.243
      Number of Accumulation Units outstanding at end of                869
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                $11.248  (a)
      Accumulation Unit Value at end of period                      $13.157
      Number of Accumulation Units outstanding at end of              3,266
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $8.698  (a)
      Accumulation Unit Value at end of period                      $10.161
      Number of Accumulation Units outstanding at end of              3,763
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $8.698  (a)
      Accumulation Unit Value at end of period                      $10.161
      Number of Accumulation Units outstanding at end of              3,763
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $11.014  (a)
      Accumulation Unit Value at end of period                      $12.841
      Number of Accumulation Units outstanding at end of              1,321
      period (in thousands)
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $13.174  (a)
      Accumulation Unit Value at end of period                      $16.308
      Number of Accumulation Units outstanding at end of                858
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $13.907  (a)
      Accumulation Unit Value at end of period                      $17.193
      Number of Accumulation Units outstanding at end of                397
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                $13.826  (a)
      Accumulation Unit Value at end of period                      $17.081
      Number of Accumulation Units outstanding at end of              1,535
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $10.171  (a)
      Accumulation Unit Value at end of period                      $12.549
      Number of Accumulation Units outstanding at end of              2,605
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $10.171  (a)
      Accumulation Unit Value at end of period                      $12.549
      Number of Accumulation Units outstanding at end of              2,605
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $13.538  (a)
      Accumulation Unit Value at end of period                      $16.671
      Number of Accumulation Units outstanding at end of              1,308
      period (in thousands)

38                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2005
--------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $11.567  (a)
      Accumulation Unit Value at end of period                      $13.753
      Number of Accumulation Units outstanding at end of              8,675
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $11.088  (a)
      Accumulation Unit Value at end of period                      $13.165
      Number of Accumulation Units outstanding at end of              4,837
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                $11.023  (a)
      Accumulation Unit Value at end of period                      $13.080
      Number of Accumulation Units outstanding at end of             19,458
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $7.637  (a)
      Accumulation Unit Value at end of period                       $9.050
      Number of Accumulation Units outstanding at end of             28,889
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $7.637  (a)
      Accumulation Unit Value at end of period                       $9.050
      Number of Accumulation Units outstanding at end of             28,889
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $10.794  (a)
      Accumulation Unit Value at end of period                      $12.765
      Number of Accumulation Units outstanding at end of             13,600
      period (in thousands)
AMERICAN FUNDS GROWTH-INCOME FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $12.649  (a)
      Accumulation Unit Value at end of period                      $13.806
      Number of Accumulation Units outstanding at end of              9,763
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $11.204  (a)
      Accumulation Unit Value at end of period                      $12.213
      Number of Accumulation Units outstanding at end of              6,116
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                $11.139  (a)
      Accumulation Unit Value at end of period                      $12.134
      Number of Accumulation Units outstanding at end of             20,433
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $11.216  (a)
      Accumulation Unit Value at end of period                      $12.201
      Number of Accumulation Units outstanding at end of             21,755
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $11.216  (a)
      Accumulation Unit Value at end of period                      $12.201
      Number of Accumulation Units outstanding at end of             21,755
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $10.908  (a)
      Accumulation Unit Value at end of period                      $11.842
      Number of Accumulation Units outstanding at end of             15,290
      period (in thousands)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               39

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2005
--------------------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $10.766  (a)
      Accumulation Unit Value at end of period                      $13.275
      Number of Accumulation Units outstanding at end of              2,813
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $11.270  (a)
      Accumulation Unit Value at end of period                      $13.878
      Number of Accumulation Units outstanding at end of              1,359
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                $11.204  (a)
      Accumulation Unit Value at end of period                      $13.788
      Number of Accumulation Units outstanding at end of              4,144
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $8.510  (a)
      Accumulation Unit Value at end of period                      $10.458
      Number of Accumulation Units outstanding at end of              6,479
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $8.510  (a)
      Accumulation Unit Value at end of period                      $10.458
      Number of Accumulation Units outstanding at end of              6,479
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $10.971  (a)
      Accumulation Unit Value at end of period                      $13.457
      Number of Accumulation Units outstanding at end of              3,129
      period (in thousands)
AMERICAN FUNDS NEW WORLD FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $14.766  (a)
      Accumulation Unit Value at end of period                      $17.823
      Number of Accumulation Units outstanding at end of                563
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $13.871  (a)
      Accumulation Unit Value at end of period                      $16.720
      Number of Accumulation Units outstanding at end of                280
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                $13.790  (a)
      Accumulation Unit Value at end of period                      $16.611
      Number of Accumulation Units outstanding at end of              1,047
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $12.947  (a)
      Accumulation Unit Value at end of period                      $15.575
      Number of Accumulation Units outstanding at end of              1,135
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $12.947  (a)
      Accumulation Unit Value at end of period                      $15.575
      Number of Accumulation Units outstanding at end of              1,135
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $13.503  (a)
      Accumulation Unit Value at end of period                      $16.212
      Number of Accumulation Units outstanding at end of                604
      period (in thousands)

40                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2005
--------------------------------------------------------------------------------
FRANKLIN FLEX CAP GROWTH SECURITIES FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $9.408  (a)
      Accumulation Unit Value at end of period                      $10.480
      Number of Accumulation Units outstanding at end of                108
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $9.405  (a)
      Accumulation Unit Value at end of period                      $10.463
      Number of Accumulation Units outstanding at end of                 34
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                 $9.404  (a)
      Accumulation Unit Value at end of period                      $10.454
      Number of Accumulation Units outstanding at end of                 19
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $9.400  (a)
      Accumulation Unit Value at end of period                      $10.437
      Number of Accumulation Units outstanding at end of                204
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $9.400  (a)
      Accumulation Unit Value at end of period                      $10.437
      Number of Accumulation Units outstanding at end of                204
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $9.396  (a)
      Accumulation Unit Value at end of period                      $10.411
      Number of Accumulation Units outstanding at end of                 32
      period (in thousands)
FRANKLIN INCOME SECURITIES FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $13.057  (a)
      Accumulation Unit Value at end of period                      $13.537
      Number of Accumulation Units outstanding at end of              5,384
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $12.973  (a)
      Accumulation Unit Value at end of period                      $13.431
      Number of Accumulation Units outstanding at end of              1,431
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                $12.934  (a)
      Accumulation Unit Value at end of period                      $13.382
      Number of Accumulation Units outstanding at end of              6,192
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $12.856  (a)
      Accumulation Unit Value at end of period                      $13.284
      Number of Accumulation Units outstanding at end of             10,487
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $12.856  (a)
      Accumulation Unit Value at end of period                      $13.284
      Number of Accumulation Units outstanding at end of             10,487
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $12.746  (a)
      Accumulation Unit Value at end of period                      $13.144
      Number of Accumulation Units outstanding at end of              6,083
      period (in thousands)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               41

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2005
--------------------------------------------------------------------------------
FRANKLIN LARGE CAP GROWTH SECURITIES FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $10.613  (a)
      Accumulation Unit Value at end of period                      $11.029
      Number of Accumulation Units outstanding at end of                928
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $10.544  (a)
      Accumulation Unit Value at end of period                      $10.942
      Number of Accumulation Units outstanding at end of                224
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                $10.512  (a)
      Accumulation Unit Value at end of period                      $10.902
      Number of Accumulation Units outstanding at end of                878
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $10.449  (a)
      Accumulation Unit Value at end of period                      $10.823
      Number of Accumulation Units outstanding at end of              1,951
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $10.449  (a)
      Accumulation Unit Value at end of period                      $10.823
      Number of Accumulation Units outstanding at end of              1,951
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $10.359  (a)
      Accumulation Unit Value at end of period                      $10.708
      Number of Accumulation Units outstanding at end of              1,481
      period (in thousands)
FRANKLIN LARGE CAP VALUE SECURITIES FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $9.708  (a)
      Accumulation Unit Value at end of period                      $10.315
      Number of Accumulation Units outstanding at end of                 58
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $9.704  (a)
      Accumulation Unit Value at end of period                      $10.297
      Number of Accumulation Units outstanding at end of                 22
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                 $9.703  (a)
      Accumulation Unit Value at end of period                      $10.289
      Number of Accumulation Units outstanding at end of                 35
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $9.699  (a)
      Accumulation Unit Value at end of period                      $10.272
      Number of Accumulation Units outstanding at end of                 88
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $9.699  (a)
      Accumulation Unit Value at end of period                      $10.272
      Number of Accumulation Units outstanding at end of                 88
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $9.695  (a)
      Accumulation Unit Value at end of period                      $10.246
      Number of Accumulation Units outstanding at end of                 11
      period (in thousands)

42                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2005
--------------------------------------------------------------------------------
FRANKLIN RISING DIVIDENDS SECURITIES FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $12.810  (a)
      Accumulation Unit Value at end of period                      $13.525
      Number of Accumulation Units outstanding at end of              2,468
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $12.759  (a)
      Accumulation Unit Value at end of period                      $13.453
      Number of Accumulation Units outstanding at end of                548
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                $12.734  (a)
      Accumulation Unit Value at end of period                      $13.417
      Number of Accumulation Units outstanding at end of              2,205
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $12.683  (a)
      Accumulation Unit Value at end of period                      $13.345
      Number of Accumulation Units outstanding at end of              4,897
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $12.683  (a)
      Accumulation Unit Value at end of period                      $13.345
      Number of Accumulation Units outstanding at end of              4,897
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $12.607  (a)
      Accumulation Unit Value at end of period                      $13.239
      Number of Accumulation Units outstanding at end of              2,842
      period (in thousands)
FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $10.504  (a)
      Accumulation Unit Value at end of period                      $12.070
      Number of Accumulation Units outstanding at end of                688
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $10.915  (a)
      Accumulation Unit Value at end of period                      $12.526
      Number of Accumulation Units outstanding at end of                557
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                $10.852  (a)
      Accumulation Unit Value at end of period                      $12.445
      Number of Accumulation Units outstanding at end of              1,963
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $6.257  (a)
      Accumulation Unit Value at end of period                       $7.166
      Number of Accumulation Units outstanding at end of              2,674
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $6.257  (a)
      Accumulation Unit Value at end of period                       $7.166
      Number of Accumulation Units outstanding at end of              2,674
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $10.626  (a)
      Accumulation Unit Value at end of period                      $12.145
      Number of Accumulation Units outstanding at end of                979
      period (in thousands)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               43

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2005
--------------------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME SECURITIES FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $14.583  (a)
      Accumulation Unit Value at end of period                      $14.910
      Number of Accumulation Units outstanding at end of              1,394
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $14.110  (a)
      Accumulation Unit Value at end of period                      $14.407
      Number of Accumulation Units outstanding at end of                585
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                $14.027  (a)
      Accumulation Unit Value at end of period                      $14.314
      Number of Accumulation Units outstanding at end of              2,394
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $13.395  (a)
      Accumulation Unit Value at end of period                      $13.650
      Number of Accumulation Units outstanding at end of              2,536
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $13.395  (a)
      Accumulation Unit Value at end of period                      $13.650
      Number of Accumulation Units outstanding at end of              2,536
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $13.736  (a)
      Accumulation Unit Value at end of period                      $13.970
      Number of Accumulation Units outstanding at end of              1,845
      period (in thousands)
HARTFORD MONEY MARKET HLS FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $1.080  (a)
      Accumulation Unit Value at end of period                       $1.093
      Number of Accumulation Units outstanding at end of              6,654
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $1.073  (a)
      Accumulation Unit Value at end of period                       $1.084
      Number of Accumulation Units outstanding at end of              4,007
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                 $1.067  (a)
      Accumulation Unit Value at end of period                       $1.077
      Number of Accumulation Units outstanding at end of             26,062
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $1.007  (a)
      Accumulation Unit Value at end of period                       $1.016
      Number of Accumulation Units outstanding at end of             16,896
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $1.007  (a)
      Accumulation Unit Value at end of period                       $1.016
      Number of Accumulation Units outstanding at end of             16,896
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $1.045  (a)
      Accumulation Unit Value at end of period                       $1.052
      Number of Accumulation Units outstanding at end of             11,174
      period (in thousands)

44                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                                                  AS OF DECEMBER 31,
SUB-ACCOUNT                                                                              2005
-----------------------------------------------------------------------------------------------------
MFS (R) EMERGING GROWTH SERIES
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                                      $6.894  (a)
      Accumulation Unit Value at end of period                                            $8.153
      Number of Accumulation Units outstanding at end of period (in thousands)                81
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                                      $6.763  (a)
      Accumulation Unit Value at end of period                                            $7.988
      Number of Accumulation Units outstanding at end of period (in thousands)               363
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                                      $6.724  (a)
      Accumulation Unit Value at end of period                                            $7.936
      Number of Accumulation Units outstanding at end of period (in thousands)               710
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                                      $4.452  (a)
      Accumulation Unit Value at end of period                                            $5.248
      Number of Accumulation Units outstanding at end of period (in thousands)               475
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                                      $4.452  (a)
      Accumulation Unit Value at end of period                                            $5.248
      Number of Accumulation Units outstanding at end of period (in thousands)               475
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                                      $6.584  (a)
      Accumulation Unit Value at end of period                                            $7.745
      Number of Accumulation Units outstanding at end of period (in thousands)               189
MFS (R) GLOBAL EQUITY SERIES
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                                     $12.168  (a)
      Accumulation Unit Value at end of period                                           $13.378
      Number of Accumulation Units outstanding at end of period (in thousands)                71
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                                     $11.545  (a)
      Accumulation Unit Value at end of period                                           $12.677
      Number of Accumulation Units outstanding at end of period (in thousands)                48
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                                     $11.478  (a)
      Accumulation Unit Value at end of period                                           $12.595
      Number of Accumulation Units outstanding at end of period (in thousands)               154
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                                     $10.333  (a)
      Accumulation Unit Value at end of period                                           $11.323
      Number of Accumulation Units outstanding at end of period (in thousands)               142
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                                     $10.333  (a)
      Accumulation Unit Value at end of period                                           $11.323
      Number of Accumulation Units outstanding at end of period (in thousands)               142
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                                     $11.239  (a)
      Accumulation Unit Value at end of period                                           $12.292
      Number of Accumulation Units outstanding at end of period (in thousands)                80

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               45

-------------------------------------------------------------------------------

                                                                                  AS OF DECEMBER 31,
SUB-ACCOUNT                                                                              2005
-----------------------------------------------------------------------------------------------------
MFS (R) INVESTORS GROWTH STOCK SERIES
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                                      $7.590  (a)
      Accumulation Unit Value at end of period                                            $8.358
      Number of Accumulation Units outstanding at end of period (in thousands)               169
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                                      $7.202  (a)
      Accumulation Unit Value at end of period                                            $7.921
      Number of Accumulation Units outstanding at end of period (in thousands)               656
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                                      $7.160  (a)
      Accumulation Unit Value at end of period                                            $7.869
      Number of Accumulation Units outstanding at end of period (in thousands)               872
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                                      $5.585  (a)
      Accumulation Unit Value at end of period                                            $6.129
      Number of Accumulation Units outstanding at end of period (in thousands)               752
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                                      $5.585  (a)
      Accumulation Unit Value at end of period                                            $6.129
      Number of Accumulation Units outstanding at end of period (in thousands)               752
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                                      $7.011  (a)
      Accumulation Unit Value at end of period                                            $7.680
      Number of Accumulation Units outstanding at end of period (in thousands)               229
MFS (R) INVESTORS TRUST SERIES
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                                      $9.053  (a)
      Accumulation Unit Value at end of period                                            $9.981
      Number of Accumulation Units outstanding at end of period (in thousands)             1,720
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                                      $7.976  (a)
      Accumulation Unit Value at end of period                                            $8.782
      Number of Accumulation Units outstanding at end of period (in thousands)             1,168
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                                      $7.930  (a)
      Accumulation Unit Value at end of period                                            $8.726
      Number of Accumulation Units outstanding at end of period (in thousands)             2,267
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                                      $7.796  (a)
      Accumulation Unit Value at end of period                                            $8.567
      Number of Accumulation Units outstanding at end of period (in thousands)             4,439
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                                      $7.796  (a)
      Accumulation Unit Value at end of period                                            $8.567
      Number of Accumulation Units outstanding at end of period (in thousands)             4,439
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                                      $7.765  (a)
      Accumulation Unit Value at end of period                                            $8.516
      Number of Accumulation Units outstanding at end of period (in thousands)             3,168

46                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                                                  AS OF DECEMBER 31,
SUB-ACCOUNT                                                                              2005
-----------------------------------------------------------------------------------------------------
MFS (R) HIGH INCOME SERIES
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                                     $11.734  (a)
      Accumulation Unit Value at end of period                                           $12.198
      Number of Accumulation Units outstanding at end of period (in thousands)               473
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                                     $11.330  (a)
      Accumulation Unit Value at end of period                                           $11.762
      Number of Accumulation Units outstanding at end of period (in thousands)               301
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                                     $11.265  (a)
      Accumulation Unit Value at end of period                                           $11.686
      Number of Accumulation Units outstanding at end of period (in thousands)             1,602
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                                     $11.314  (a)
      Accumulation Unit Value at end of period                                           $11.722
      Number of Accumulation Units outstanding at end of period (in thousands)               910
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                                     $11.314  (a)
      Accumulation Unit Value at end of period                                           $11.722
      Number of Accumulation Units outstanding at end of period (in thousands)               910
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                                     $11.030  (a)
      Accumulation Unit Value at end of period                                           $11.405
      Number of Accumulation Units outstanding at end of period (in thousands)               569
MFS (R) MID CAP GROWTH SERIES
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                                      $5.306  (a)
      Accumulation Unit Value at end of period                                            $6.055
      Number of Accumulation Units outstanding at end of period (in thousands)               746
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                                      $5.246  (a)
      Accumulation Unit Value at end of period                                            $5.978
      Number of Accumulation Units outstanding at end of period (in thousands)               431
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                                      $5.221  (a)
      Accumulation Unit Value at end of period                                            $5.946
      Number of Accumulation Units outstanding at end of period (in thousands)             2,125
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                                      $5.594  (a)
      Accumulation Unit Value at end of period                                            $6.362
      Number of Accumulation Units outstanding at end of period (in thousands)             1,384
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                                      $5.594  (a)
      Accumulation Unit Value at end of period                                            $6.362
      Number of Accumulation Units outstanding at end of period (in thousands)             1,384
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                                      $5.120  (a)
      Accumulation Unit Value at end of period                                            $5.811
      Number of Accumulation Units outstanding at end of period (in thousands)             1,061

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               47

-------------------------------------------------------------------------------

                                                                                  AS OF DECEMBER 31,
SUB-ACCOUNT                                                                              2005
-----------------------------------------------------------------------------------------------------
MFS (R) NEW DISCOVERY SERIES
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                                     $11.343  (a)
      Accumulation Unit Value at end of period                                           $13.638
      Number of Accumulation Units outstanding at end of period (in thousands)               759
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                                     $10.371  (a)
      Accumulation Unit Value at end of period                                           $12.453
      Number of Accumulation Units outstanding at end of period (in thousands)               329
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                                     $10.310  (a)
      Accumulation Unit Value at end of period                                           $12.372
      Number of Accumulation Units outstanding at end of period (in thousands)             1,342
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                                      $6.779  (a)
      Accumulation Unit Value at end of period                                            $8.124
      Number of Accumulation Units outstanding at end of period (in thousands)             2,619
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                                      $6.779  (a)
      Accumulation Unit Value at end of period                                            $8.124
      Number of Accumulation Units outstanding at end of period (in thousands)             2,619
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                                     $10.096  (a)
      Accumulation Unit Value at end of period                                           $12.074
      Number of Accumulation Units outstanding at end of period (in thousands)             1,323
MFS (R) RESEARCH BOND SERIES
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                                      $9.983  (a)
      Accumulation Unit Value at end of period                                           $10.040
      Number of Accumulation Units outstanding at end of period (in thousands)                62
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                                      $9.980  (a)
      Accumulation Unit Value at end of period                                           $10.024
      Number of Accumulation Units outstanding at end of period (in thousands)                11
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                                      $9.978  (a)
      Accumulation Unit Value at end of period                                           $10.016
      Number of Accumulation Units outstanding at end of period (in thousands)                38
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                                      $9.975  (a)
      Accumulation Unit Value at end of period                                           $10.000
      Number of Accumulation Units outstanding at end of period (in thousands)                83
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                                      $9.975  (a)
      Accumulation Unit Value at end of period                                           $10.000
      Number of Accumulation Units outstanding at end of period (in thousands)                83
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                                      $9.971  (a)
      Accumulation Unit Value at end of period                                            $9.975
      Number of Accumulation Units outstanding at end of period (in thousands)                 9

48                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2005
--------------------------------------------------------------------------------
MFS (R) RESEARCH INTERNATIONAL SERIES
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $10.019  (a)
      Accumulation Unit Value at end of period                      $11.985
      Number of Accumulation Units outstanding at end of                 25
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $10.019  (a)
      Accumulation Unit Value at end of period                      $11.969
      Number of Accumulation Units outstanding at end of                  5
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                $10.019  (a)
      Accumulation Unit Value at end of period                      $11.961
      Number of Accumulation Units outstanding at end of                 20
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $10.018  (a)
      Accumulation Unit Value at end of period                      $11.945
      Number of Accumulation Units outstanding at end of                 83
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $10.018  (a)
      Accumulation Unit Value at end of period                      $11.945
      Number of Accumulation Units outstanding at end of                 83
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $10.018  (a)
      Accumulation Unit Value at end of period                      $11.921
      Number of Accumulation Units outstanding at end of                 22
      period (in thousands)
MFS (R) RESEARCH SERIES
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $9.472  (a)
      Accumulation Unit Value at end of period                      $10.617
      Number of Accumulation Units outstanding at end of                 48
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $9.469  (a)
      Accumulation Unit Value at end of period                      $10.599
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                 $9.468  (a)
      Accumulation Unit Value at end of period                      $10.590
      Number of Accumulation Units outstanding at end of                 21
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $9.464  (a)
      Accumulation Unit Value at end of period                      $10.573
      Number of Accumulation Units outstanding at end of                 33
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $9.464  (a)
      Accumulation Unit Value at end of period                      $10.573
      Number of Accumulation Units outstanding at end of                 33
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $9.459  (a)
      Accumulation Unit Value at end of period                      $10.546
      Number of Accumulation Units outstanding at end of                  2
      period (in thousands)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               49

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2005
--------------------------------------------------------------------------------
MFS (R) TOTAL RETURN SERIES
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $13.598  (a)
      Accumulation Unit Value at end of period                      $14.061
      Number of Accumulation Units outstanding at end of              3,478
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $12.560  (a)
      Accumulation Unit Value at end of period                      $12.970
      Number of Accumulation Units outstanding at end of              1,563
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                $12.487  (a)
      Accumulation Unit Value at end of period                      $12.886
      Number of Accumulation Units outstanding at end of              6,636
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $11.752  (a)
      Accumulation Unit Value at end of period                      $12.111
      Number of Accumulation Units outstanding at end of              8,099
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $11.752  (a)
      Accumulation Unit Value at end of period                      $12.111
      Number of Accumulation Units outstanding at end of              8,099
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $12.227  (a)
      Accumulation Unit Value at end of period                      $12.576
      Number of Accumulation Units outstanding at end of              4,513
      period (in thousands)
MFS (R) VALUE SERIES
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $13.768  (a)
      Accumulation Unit Value at end of period                      $14.639
      Number of Accumulation Units outstanding at end of                383
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $13.713  (a)
      Accumulation Unit Value at end of period                      $14.561
      Number of Accumulation Units outstanding at end of                 68
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                $13.686  (a)
      Accumulation Unit Value at end of period                      $14.522
      Number of Accumulation Units outstanding at end of                355
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $13.631  (a)
      Accumulation Unit Value at end of period                      $14.445
      Number of Accumulation Units outstanding at end of                484
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $13.631  (a)
      Accumulation Unit Value at end of period                      $14.445
      Number of Accumulation Units outstanding at end of                484
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $13.549  (a)
      Accumulation Unit Value at end of period                      $14.330
      Number of Accumulation Units outstanding at end of                404
      period (in thousands)

50                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                                                  AS OF DECEMBER 31,
SUB-ACCOUNT                                                                              2005
-----------------------------------------------------------------------------------------------------
MUTUAL DISCOVERY SECURITIES FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                                     $14.600  (a)
      Accumulation Unit Value at end of period                                           $16.585
      Number of Accumulation Units outstanding at end of period (in thousands)               959
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                                     $14.541  (a)
      Accumulation Unit Value at end of period                                           $16.497
      Number of Accumulation Units outstanding at end of period (in thousands)               198
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                                     $14.512  (a)
      Accumulation Unit Value at end of period                                           $16.453
      Number of Accumulation Units outstanding at end of period (in thousands)               993
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                                     $14.454  (a)
      Accumulation Unit Value at end of period                                           $16.366
      Number of Accumulation Units outstanding at end of period (in thousands)             1,772
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                                     $14.454  (a)
      Accumulation Unit Value at end of period                                           $16.366
      Number of Accumulation Units outstanding at end of period (in thousands)             1,772
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                                     $14.367  (a)
      Accumulation Unit Value at end of period                                           $16.235
      Number of Accumulation Units outstanding at end of period (in thousands)             1,167
MUTUAL SHARES SECURITIES FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                                     $15.153  (a)
      Accumulation Unit Value at end of period                                           $16.683
      Number of Accumulation Units outstanding at end of period (in thousands)             2,738
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                                     $13.515  (a)
      Accumulation Unit Value at end of period                                           $14.859
      Number of Accumulation Units outstanding at end of period (in thousands)             1,298
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                                     $13.436  (a)
      Accumulation Unit Value at end of period                                           $14.763
      Number of Accumulation Units outstanding at end of period (in thousands)             6,334
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                                     $12.815  (a)
      Accumulation Unit Value at end of period                                           $14.062
      Number of Accumulation Units outstanding at end of period (in thousands)             6,872
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                                     $12.815  (a)
      Accumulation Unit Value at end of period                                           $14.062
      Number of Accumulation Units outstanding at end of period (in thousands)             6,872
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                                     $13.157  (a)
      Accumulation Unit Value at end of period                                           $14.408
      Number of Accumulation Units outstanding at end of period (in thousands)             4,064

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               51

-------------------------------------------------------------------------------

                                                                                  AS OF DECEMBER 31,
SUB-ACCOUNT                                                                              2005
-----------------------------------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS SECURITIES FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                                     $14.727  (a)
      Accumulation Unit Value at end of period                                           $18.733
      Number of Accumulation Units outstanding at end of period (in thousands)               418
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                                     $12.671  (a)
      Accumulation Unit Value at end of period                                           $16.096
      Number of Accumulation Units outstanding at end of period (in thousands)               200
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                                     $12.597  (a)
      Accumulation Unit Value at end of period                                           $15.992
      Number of Accumulation Units outstanding at end of period (in thousands)               675
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                                     $15.077  (a)
      Accumulation Unit Value at end of period                                           $19.114
      Number of Accumulation Units outstanding at end of period (in thousands)               824
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                                     $15.077  (a)
      Accumulation Unit Value at end of period                                           $19.114
      Number of Accumulation Units outstanding at end of period (in thousands)               824
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                                     $12.335  (a)
      Accumulation Unit Value at end of period                                           $15.607
      Number of Accumulation Units outstanding at end of period (in thousands)               668
TEMPLETON FOREIGN SECURITIES FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                                     $10.823  (a)
      Accumulation Unit Value at end of period                                           $12.104
      Number of Accumulation Units outstanding at end of period (in thousands)             2,501
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                                     $10.303  (a)
      Accumulation Unit Value at end of period                                           $11.506
      Number of Accumulation Units outstanding at end of period (in thousands)               642
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                                     $10.243  (a)
      Accumulation Unit Value at end of period                                           $11.432
      Number of Accumulation Units outstanding at end of period (in thousands)             2,492
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                                      $9.752  (a)
      Accumulation Unit Value at end of period                                           $10.870
      Number of Accumulation Units outstanding at end of period (in thousands)             5,726
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                                      $9.752  (a)
      Accumulation Unit Value at end of period                                           $10.870
      Number of Accumulation Units outstanding at end of period (in thousands)             5,726
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                                     $10.030  (a)
      Accumulation Unit Value at end of period                                           $11.157
      Number of Accumulation Units outstanding at end of period (in thousands)             3,865

52                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                                                                               2005
------------------------------------------------------------------------------------------------------
TEMPLETON GROWTH SECURITIES FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                                      $12.979  (a)
      Accumulation Unit Value at end of period                                            $14.202
      Number of Accumulation Units outstanding at end of period (in thousands)              2,176
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                                      $12.054  (a)
      Accumulation Unit Value at end of period                                            $13.172
      Number of Accumulation Units outstanding at end of period (in thousands)                858
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                                      $11.983  (a)
      Accumulation Unit Value at end of period                                            $13.087
      Number of Accumulation Units outstanding at end of period (in thousands)              3,293
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                                      $11.764  (a)
      Accumulation Unit Value at end of period                                            $12.830
      Number of Accumulation Units outstanding at end of period (in thousands)              4,766
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                                      $11.764  (a)
      Accumulation Unit Value at end of period                                            $12.830
      Number of Accumulation Units outstanding at end of period (in thousands)              4,766
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                                      $11.734  (a)
      Accumulation Unit Value at end of period                                            $12.772
      Number of Accumulation Units outstanding at end of period (in thousands)              3,014

(a)  Inception date May 2, 2005.

                                     PART A

WELLS FARGO LEADERS

SEPARATE ACCOUNT SEVEN
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085

[TELEPHONE ICON]      1-800-862-6668 (CONTRACT OWNERS)
                      1-800-862-7155 (REGISTERED REPRESENTATIVES)
[COMPUTER ICON]       WWW.HARTFORDINVESTOR.COM

                                                             [THE HARTFORD LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This prospectus describes information you should know before you purchase Series I, Series IR and Series II of Wells Fargo Leaders variable annuity. Please read it carefully before you purchase your variable annuity or make subsequent Premium Payments. Series I Contracts were issued before January 30, 2004. Series IR Contracts were issued after January 30, 2004, but before May 2, 2005. Series II Contracts are issued on or after May 2, 2005.

The differences between Series I/IR Contracts and Series II Contracts are the fees, expenses, and death benefits.

This variable annuity is a Contract between you and Hartford Life and Annuity Insurance Company ("us," "we" or "our") where you agree to make at least one Premium Payment to us. Your Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

X  Flexible, because you may add Premium Payments at any time.

X Generally tax-deferred, which means you may not have to pay taxes until you take money out or until we start to make Annuity Payouts.

X Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.

You must allocate your Premium Payment to "Sub-Accounts." The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products and certain other non-public investors ("Funds"). These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund even though they may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Funds are part of the following portfolio companies: AIM Variable Insurance Funds, American Funds Insurance Series, Hartford Series Fund, Inc., MFS(R) Variable Insurance Trust(SM), Franklin Templeton Variable Insurance Products Trust and Wells Fargo Variable Trust Funds. The Funds are described in greater detail in Section 3.

In certain Contracts, you may also allocate some or all of your Premium Payment to the Fixed Accumulation Feature, which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Accumulation Feature are not segregated from our assets like the assets of the Separate Account.

Please read this prospectus carefully before investing and keep it for your records. You can also contact us to get a Statement of Additional Information free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC" or "Commission"). Although we file this prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (www.sec.gov). You may also obtain a copy of this prospectus and the Statement of Additional Information, as amended from time to time, in a compact disk by contacting us.

This Contract IS NOT:

-   A bank deposit or obligation

-   Federally insured

-   Endorsed by any bank or governmental agency

This variable annuity may not be suitable for everyone. This variable annuity may not be appropriate for people who do not have a long time horizon for the investments or intend to engage in market timing. If you are investing in a variable annuity through a tax-advantaged retirement plan (such as a 401(k) plan or Individual Retirement Account ("IRA"), you will get NO ADDITIONAL TAX ADVANTAGE from this variable annuity. Under these circumstances, consider buying a variable annuity only if it makes sense because of the annuity's other features, such as lifetime income payments and death benefit protection. The tax rules that apply to variable annuities can be complicated -- before investing, you may want to consult a tax adviser about the tax consequences to you of investing in a variable annuity.



This prospectus is written in connection with the promotion or marketing of the matters(s) addressed in this material. The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.


--------------------------------------------------------------------------------

PROSPECTUS DATED: AUGUST 14, 2006

STATEMENT OF ADDITIONAL INFORMATION DATED: AUGUST 14, 2006

2                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------



TABLE OF CONTENTS




                                                                          PAGE
--------------------------------------------------------------------------------
1. HIGHLIGHTS                                                                  3
2. SYNOPSIS                                                                    7
3. GENERAL CONTRACT INFORMATION                                               16
   The Company                                                                16
   The Separate Account                                                       16
   The Funds                                                                  16
   Fixed Accumulation Feature                                                 23
4. PERFORMANCE RELATED INFORMATION                                            24
5. THE CONTRACT                                                               24
   a. Purchases and Contract Value                                            24
   b. Charges and Fees                                                        29
   c. Surrenders                                                              32
   d. Annuity Payouts                                                         34
   e. Standard Death Benefits                                                 38
   f. Other Programs Available                                                42
6. OPTIONAL DEATH BENEFITS                                                    43
   a. MAV Plus                                                                43
7. OPTIONAL WITHDRAWAL BENEFITS                                               45
   a. The Hartford's Principal First Preferred                                45
   b. The Hartford's Lifetime Income Foundation                               49
   c. The Hartford's Lifetime Income Builder II                               57
   d. The Hartford's Principal First                                          65
8. OTHER INFORMATION                                                          68
   a. Definitions                                                             68
   b. State Variations                                                        71
   c. Legal Matters                                                           72
   d. Financial Statements                                                    73
   e. More Information                                                        73
9. FEDERAL TAX CONSIDERATIONS                                                 76
10. TAX QUALIFIED RETIREMENT PLANS                                            81
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                      88
APPENDIX I -- DEATH BENEFIT EXAMPLES                                          89
APPENDIX II -- ACCUMULATION UNIT VALUES                                      100
APPENDIX A - PRODUCT COMPARISON INFORMATION                                  120
APPENDIX B - OPTIONAL BENEFITS COMPARISON                                    123
APPENDIX C - THE HARTFORD'S LIFETIME INCOME BUILDER                          129

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                3

-------------------------------------------------------------------------------



1. HIGHLIGHTS




A. HOW TO BUY OUR VARIABLE ANNUITY




We offer several types of individual deferred variable annuities. Available variations of this Contract generally differ in terms of:




- Fees & Charges                          - Fixed Accumulation Feature
- Liquidity                               - Minimum Initial Investment



For a side-by-side comparison of the differences between these types of Contracts, see Appendix A. NOT EVERY TYPE OF CONTRACT IS NECESSARILY AVAILABLE FROM YOUR BROKER-DEALER, INVESTMENT ADVISER, FINANCIAL ADVISER OR SELLING FIRM ("Registered Representative"). The type of Contract you select will be specified on your application.

PREMIUM PAYMENTS --

To purchase a Contract, you must complete our application or order request and submit it to us for approval with your first Premium Payment. The minimum first Premium Payment must be:



            NON-QUALIFIED CONTRACTS                    QUALIFIED CONTRACTS
--------------------------------------------------------------------------------
                     $1,000                                   $1,000





In some circumstances, we may permit a lower minimum initial investment if you enroll in the InvestEase(R) Program. Minimum additional investments must generally be $500 (other than systematic additional investments of as little as $50 from a checking or savings account into your Contract made through the InvestEase Program, subject to state variations). See Section 5(f) for a description of this optional program. Premium Payments may not exceed $1 million without our prior approval. For more information, see Section 5(a).


MAXIMUM ISSUE AGE: Subject to state variations and rider limitations, the Annuitant, Owner or joint Owner cannot be older than age 85 on the date your Contract is issued. See sections 5(a) & 8(b) for more information. We, or any Registered Representative, may refuse to sell a Contract or any optional benefit rider to any person based on their age and other criteria. Certain optional benefit riders may have separate maximum issue age restrictions as listed below or may be subject to further restrictions set by your Registered Representative or us. See section 1(b) for additional information.

RIGHT TO EXAMINE PERIOD: For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract without a sales charge. You may be subject to market losses or gains prior to our receipt of your request for cancellation. See section 8(b)for state variations.

B. PROTECTION BENEFITS

We offer two types of protection benefits through this Contract.

- WITHDRAWAL BENEFITS provide you with an income stream over your lifetime or for a certain period and frequency during either the accumulation phase (while you may make Premium Payments) or pay-out phase of your Contract (while you receive Annuity Payouts). Our optional guaranteed minimum withdrawal benefits are available for an additional fee.



- DEATH BENEFITS provide a way to transfer your Death Benefit value to your Beneficiary upon the death of the Annuitant, Contract Owner or joint Contract Owner before we begin to make Annuity Payouts. The Death Benefit issued with your Contract is based on the age of the Annuitant, Contract Owner or joint Contract Owner on the date the Contract is issued. Death Benefits include "Standard Death Benefits" or "optional Death Benefits" which are available for an additional fee.


ANNUITY PAYOUT OPTIONS --

When your Contract reaches the Annuity Commencement Date (the end of the accumulation phase and the beginning of the pay-out phase), we convert your Contract Value ("annuitize") into Annuity Payouts. We offer the following ways that you can take Annuity Payouts:



- Payments for a Period Certain           - Life Annuity
- Life Annuity with Payments for a        - Life Annuity with a Cash Refund
  Period Certain
- Joint and Last Survivor Annuity with    - Joint and Last Survivor Annuity
  Payments for a Period Certain
                                          - Joint and Last Survivor Annuity with
                                            Payments for a Period Certain

4                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

OPTIONAL WITHDRAWAL BENEFITS --

We offer the following ways for you to receive a guaranteed withdrawal amount before you annuitize your Contract:

- THE HARTFORD'S PRINCIPAL FIRST PREFERRED: This rider provides an annual Benefit Payment generally equal to 5% of your Premium Payments during each Contract Year until your Benefit Amount is reduced to zero. Benefit Payments can begin at any time and can be taken on any schedule that you request. [Maximum issue ages of Owner(s) and Annuitant -- 70 for non-qualified plans and IRA or qualified plans]. See Section 7(a) for more information.



- THE HARTFORD'S LIFETIME INCOME FOUNDATION: Provided you follow the benefit rules, this rider provides an annual Lifetime Benefit Payment that is intended to continue over the lifetimes of one or more Covered Lives depending on the survivor option chosen. The amount of your Lifetime Benefit Payment is dependent upon the date of your first partial Surrender and the age of the Relevant Covered Life. [Single Life Option: Maximum issue ages of Owner(s) and Annuitant -- 80; Joint/Spousal Option: Maximum issue ages of Owner(s), Annuitant and Beneficiary -- 80] See Section 7(b) for more information.




- THE HARTFORD'S LIFETIME INCOME BUILDER II: Provided you follow the benefit rules, this rider provides an annual Lifetime Benefit Payment that is intended to continue over the lifetimes of one or more Covered Lives depending on the survivor option chosen. The amount of your Lifetime Benefit Payment is dependent upon the date of your first partial Surrender, the age of the Relevant Covered Life and automatic annual Payment Base increases. [Single Life Option: Maximum issue ages of Owner(s) and Annuitant -- 75; Joint/Spousal Option: Maximum issue ages of Owner(s), Annuitant and Beneficiary -- 75]: See Section 7(c) for more information. Subject to state approval of this rider, The Hartford's Lifetime Income Builder is closed to new investors. Please refer to Appendix C for a description of that rider.


- THE HARTFORD'S PRINCIPAL FIRST: This rider provides a Benefit Payment generally equal to 7% of your Benefit Amount during each Contract Year, as may be adjusted for step-ups that you may elect on or after the fifth Contract Anniversary or five years after the last step up occurred until your Benefit Amount is reduced to zero. Benefit Payments can begin at any time and can be taken on any schedule that you request. [Maximum issue ages of Owner(s) and Annuitant -- 85 for non-qualified plans and age 80 for IRA or qualified plans]. See Section 7(d) for more information.



Certain optional withdrawal benefit riders include investment restrictions that we do not currently enforce. If enforced, they could impact investment performance and Sub-Account choices.




Optional withdrawal benefits are acutely affected by Surrenders in excess of permissible limits (speed limits). Because violation of these restrictions could accelerate depletion of future withdrawals and "lifetime" benefits, investors should carefully consider their liquidity needs before selecting any of these optional riders.


Please refer to Appendix B for a side-by-side comparison of optional withdrawal benefits. Please refer to Appendix C for a description of The Hartford's Lifetime Income Builder which is closed to new investors pending state approval of The Hartford's Lifetime Income Builder II.

DEATH BENEFITS



STANDARD DEATH BENEFITS (SERIES II) --




- PREMIUM SECURITY DEATH BENEFIT (Maximum issue age(s) of Owner(s) and Annuitant -- 80): The highest of:




       -   Contract Value;




       -   Total Premium Payments adjusted for partial Surrenders; or




       - The lesser of Maximum Anniversary Value or the sum of Contract Value plus 25% of Maximum Anniversary Value (excluding Premium Payments we receive within 12 months of death).




-   ASSET PROTECTION DEATH BENEFIT (Issue age(s) of Owner(s) and Annuitant -- 81
    - 85): The highest of:




       -   Contract Value; or




       - The lesser of Premium Payments (adjusted for partial Surrenders) or the sum of Contract Value plus 25% of total Premium Payments adjusted for partial Surrenders (excluding Premium Payments we receive within 12 months of death).




References to "Contract Value" refer to such value on the date we receive due proof of death. See Section 5(e) for more information.




STANDARD DEATH BENEFITS (SERIES I & IR) --




- PREMIUM PROTECTION DEATH BENEFIT (Maximum issue age(s) of Owner(s) and Annuitant -- 76): The highest of:




       -   Contract Value; or




       -   Total Premium Payments adjusted for partial Surrenders.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                5

-------------------------------------------------------------------------------



- ASSET PROTECTION DEATH BENEFIT (Maximum issue age(s) of Owner(s) and Annuitant -- 85): The highest of:




       -   Contract Value;




       - Contract Value plus 25% of total Premium Payments adjusted for partial Surrenders (excluding Premium Payments we receive within 12 months of death); or




       -   Contract Value plus 25% of Maximum Anniversary Value.




- Reference to "Contract Value" refer to such value on the date we receive due proof of death. See Section 5(e) for more information.


- The Hartford's Lifetime Income Foundation and Hartford's Lifetime Income Builder II each include a death benefit feature that guarantees that we will pay to the Beneficiary the greater of the Contract Value or return of Premium Payments adjusted for Surrenders. These death benefit features replace the Standard Death Benefit provided under this Contract. See Sections 7(b) and 7(c) for more information.

OPTIONAL DEATH BENEFITS --



- MAV/MAV Plus (Maximum issue ages of Owner(s) and Annuitant -- 75): The MAV Plus Death Benefit guarantees that we will pay to the Beneficiary the greater of the Premium Security Death Benefit or the greatest of: (i) Maximum Anniversary Value, or (ii) the Earnings Protection Benefit. The MAV Plus Death Benefit is not available in certain states and is replaced by an alternative Death Benefit called the "MAV Death Benefit." See Sections 6(a) & 8(b) for more information.


C. INVESTMENT OPTIONS

We offer a variety of Fund investment options to help you meet your investment goals and risk tolerance. The list of available Funds varies by the form of Contract you select. Investment performance associated with the Funds you select affect your Contract Value and other benefits under this Contract. The Funds and investment programs are described in greater detail in sections 3 & 5(f).

In certain Contracts, you may also allocate some or all of your Premium Payment to the Fixed Accumulation Feature which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Refer to Appendix A for a description of forms of Contract that provide a Fixed Accumulation Feature.

D. CHARGES AND FEES



SALES CHARGES --




This Contract is subject to a Contingent Deferred Sales Charge when you make a full or partial Surrender of your Contract, subject to certain exceptions. Please refer to Sections 2, 5(b) and 8(b) for more information.




CONTRACT CHARGES --




This Contract is subject to the following charges:




-   Mortality and Expense Risk Charges




-   Administrative Charges




-   Annual Maintenance Fee




-   Premium Taxes




-   Optional Rider Fees (if chosen)




Charges and fees may have a significant impact on Contract Values and the investment performance of Sub-Accounts. This impact may appear to be more significant with Contracts with lower Contract Values. See Sections 2, 5(b), 6, 7 and 8(b) for more information.




E. SOME THINGS TO CONSIDER BEFORE YOU BUY A VARIABLE ANNUITY




You should work with a Registered Representative that you trust (along with a family member or friend, if needed), read all sales and disclosure materials thoroughly, and ask questions to ensure that you understand what you are buying. Owning a deferred variable annuity represents a long-term financial commitment that can offer real benefits. However, a variable annuity may not be right for everyone. BEFORE YOU INVEST, YOU SHOULD CONSIDER WHETHER, AMONG OTHER THINGS,
YOU:




- intend to hold the variable annuity for an appropriate period of time (also referred to as investment time horizon);




-   can afford to make Premium Payments based on your other assets and income;




- understand how this product works and how charges may affect your investments;

6                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------



-   are able to accept market fluctuations based on underlying Fund performance;




- have a need for income, tax deferral or a death benefit (especially if you are an older person);




-   do not plan to make frequent Sub-Account transfers;




- know that taking Surrenders may have tax consequences such as, for instance, if you are younger than 59 1/2 when you make a Surrender, you may have to pay a federal income tax penalty on some or all of the money you take out. See Sections 9 & 10 for more information;




- understand that investing in a variable annuity through any form of qualified plan or IRA will provide no additional tax advantages;




- understand that, pursuant to IRS Regulations, required minimum distributions from qualified contracts will be determined based on the actuarial present value of any additional benefits provided under the annuity as well as the annuity's prior year-end value; and/or




- realize that transferring the ownership of your Contract may trigger adverse tax consequences and can result in the recalculation of your benefits.




For more information about variable annuities, see www.nasd.com.




F. WILL YOUR REGISTERED REPRESENTATIVE BE PAID A COMMISSION OR RECEIVE ANY TYPE OF COMPENSATION FOR SELLING THIS VARIABLE ANNUITY?




We pay an up-front commission to the Financial Intermediary that your Registered Representative is associated with of generally up to 7% of each Premium Payment or trail commissions of generally not more than 1% of your Contract Value. Commissions vary based on the type of Contract sold. We also pay a lower commission for sales to persons over age 80. We also provide various promotional incentives to induce Financial Intermediaries to promote our products over others. This could create an incentive for your Registered Representative to recommend products that best compensate them rather than ones that may meet your needs. Check with your Registered Representative about how they are being compensated for their recommendations. See section 8(c) for more information.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                7

-------------------------------------------------------------------------------

2. SYNOPSIS

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT OR SURRENDER THE CONTRACT. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

CONTRACT OWNER TRANSACTION EXPENSES



Sales Charge Imposed on Purchases (as a percentage of Premium      None
  Payments)
Contingent Deferred Sales Charge (as a percentage of Premium
  Payments) (1)
        First Year (2)                                                 7%
        Second Year                                                    7%
        Third Year                                                     7%
        Fourth Year                                                    6%
        Fifth Year                                                     5%
        Sixth Year                                                     4%
        Seventh Year                                                   3%
        Eighth Year                                                    0%
        Surrender Fee (as a percentage of amount Surrendered, if       0%
       applicable)
        Exchange Fee                                                   0%



(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. See Section 5(b) for more information.

(2)  Length of time from each Premium Payment.

CONTRACT OWNER PERIODIC EXPENSES -- SERIES II CONTRACTS

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS (EXCEPT AS NOTED) DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.



                                                                                                         SERIES II
---------------------------------------------------------------------------------------------------------------------
ANNUAL MAINTENANCE FEE (3)                                                                                  $30
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account Value)
        Mortality and Expense Risk Charge                                                                       1.15%
        Administrative Charge                                                                                   0.20%
        Total Separate Account Annual Expenses                                                                  1.35%
MAXIMUM OPTIONAL CHARGES (as a percentage of average daily Sub-Account Value)
        The Hartford's Principal First Preferred Charge(4)                                                      0.20%
        The Hartford's Principal First Charge(4)(5)                                                             0.75%
        MAV/EPB Death Benefit Charge                                                                            0.30%
        Total Separate Account Annual Expenses with optional benefit separate account charges(4)                2.40%
MAXIMUM OPTIONAL CHARGES (AS A PERCENTAGE OF BENEFIT AMOUNT OR PAYMENT BASE)
        The Hartford's Lifetime Income Foundation (4)(6)(7)                                                     0.30%
        The Hartford's Lifetime Income Builder II Charge (4)(5)(6)(7)                                           0.75%
        The Hartford's Lifetime Income Builder Charge (4)(5)(6)(7)                                              0.75%

8                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

CONTRACT OWNER PERIODIC EXPENSES -- SERIES I AND SERIES IR CONTRACTS



                                                                                                        SERIES I &
                                                                                                         SERIES IR
---------------------------------------------------------------------------------------------------------------------
ANNUAL MAINTENANCE FEE (3)                                                                                  $30
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account Value)
        Mortality and Expense Risk Charge                                                                       1.20%
        Administrative Charge                                                                                   0.15%
        Total Separate Account Annual Expenses                                                                  1.35%
MAXIMUM OPTIONAL CHARGES (as a percentage of average daily Sub-Account Value)
        The Hartford's Principal First Preferred Charge(4)                                                      0.20%
        The Hartford's Principal First Charge(4)(5)                                                             0.75%
        MAV/MAV Plus Charge                                                                                     0.30%
        Total Separate Account Annual Expenses with optional benefit separate account charges (4)               2.40%
MAXIMUM OPTIONAL CHARGES (as a percentage of Benefit Amount or Payment Base)
        The Hartford's Lifetime Income Foundation (4)(6)(7)                                                     0.30%
        The Hartford's Lifetime Income Builder II Charge (4)(5)(6)(7)                                           0.75%
        The Hartford's Lifetime Income Builder Charge (4)(5)(6)(7)                                              0.75%





(3) An annual $30 charge deducted on a Contract Anniversary and upon Surrender if the Contract Value at either of those times is less than $50,000.




(4) Total Separate Account Annual Expenses with optional Separate Account based charges includes charges for the highest combination of optional charges. You may choose only one of the following: The Hartford's Principal First Preferred, The Hartford's Lifetime Income Foundation, The Hartford's Principal First or The Hartford's Lifetime Income Builder II. If The Hartford's Lifetime Income Builder II has not yet been approved in your state, you may choose The Hartford's Lifetime Income Builder instead.




(5) The current charges for new purchases of a Contract with The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II and The Hartford's Principal First are 0.40%, 0.40% and 0.50%, respectively.




(6) The annual charge is deducted on each Contract Anniversary and upon Surrender. We reserve the right to waive the rider charge if you Surrender your Contract prior to your first Contract Anniversary from the initial offering of this rider.




(7) The charge for The Hartford's Lifetime Income Foundation and The Hartford's Lifetime Income Builder II is based on your Payment Base. The charge for The Hartford's Lifetime Income Builder is based on your Benefit Amount.


THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

                                                    MINIMUM             MAXIMUM
-------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                    0.49%               4.03%
  (these are expenses that are deducted from
  Fund assets,
  including management fees, Rule 12b-1
  distribution
  and/or service fees, and other expenses)

THE NEXT TABLE SHOWS THE TOTAL ANNUAL FUND OPERATING EXPENSES FOR EACH UNDERLYING FUND AS OF ITS YEAR END. ACTUAL FEES AND EXPENSES FOR THE UNDERLYING FUNDS VARY DAILY. AS A RESULT, THE FEES AND EXPENSES FOR ANY GIVEN DAY MAY BE GREATER OR LESS THAN THE TOTAL ANNUAL FUND OPERATING EXPENSES LISTED BELOW. MORE DETAIL CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND. THE INFORMATION PRESENTED, INCLUDING ANY EXPENSE REIMBURSEMENT ARRANGEMENTS, IS BASED ON PUBLICLY-AVAILABLE INFORMATION AND IS QUALIFIED IN ITS ENTIRETY BY THE THEN CURRENT PROSPECTUS FOR EACH UNDERLYING FUND. THESE EXPENSES MAY VARY FROM YEAR TO YEAR.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                9

-------------------------------------------------------------------------------

                         ANNUAL FUND OPERATING EXPENSES
                           AS OF THE FUND'S YEAR END
                        (As a percentage of net assets)



                                         12B-1                                                                     TOTAL NET
                                      DISTRIBUTION                        TOTAL ANNUAL    CONTRACTUAL FEE            ANNUAL
                                         AND/OR                               FUND           WAIVERS OR               FUND
                     MANAGEMENT        SERVICING           OTHER           OPERATING          EXPENSE              OPERATING
FUND                    FEES              FEES            EXPENSES          EXPENSES       REIMBURSEMENTS           EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic         0.72%               N/A             0.30%             1.02%             0.05%             0.97%  (1)(2)
  Value Fund --
  Series I
AIM V.I. Capital       0.61%               N/A             0.29%             0.90%               N/A             0.90%  (2)(5)
  Appreciation
  Fund -- Series
  I
AIM V.I. Core          0.60%               N/A             0.27%             0.87%               N/A             0.87%  (2)(5)(6)
  Equity Fund --
  Series I
AIM V.I.               0.77%               N/A             0.38%             1.15%             0.14%             1.01%  (1)(3)
  Demographic
  Trends Fund --
  Series I
AIM V.I.               0.47%               N/A             0.41%             0.88%             0.04%             0.84%  (7)(8)
  Government
  Securities
  Fund --Series
  I
AIM V.I.               0.73%               N/A             0.38%             1.11%               N/A             1.11%  (2)
  International
  Growth Fund --
  Series I
AIM V.I. Large         0.75%               N/A             0.41%             1.16%             0.15%             1.01%  (3)(4)(5)(9)
  Cap Growth
  Fund --Series
  I
AIM V.I. Mid Cap       0.72%               N/A             0.31%             1.03%               N/A             1.03%  (2)
  Core Equity
  Fund - -
  Series I
AIM V.I. Small         0.85%               N/A             0.72%             1.57%             0.42%             1.15%  (9)(10)
  Cap Equity
  Fund --Series
  I
American Funds         0.34%  (11)       0.25%             0.01%             0.60%             0.03%             0.57%
  Asset
  Allocation
  Fund -- Class
  2
American Funds         0.44%  (11)       0.25%             0.01%             0.70%             0.04%             0.66%
  Blue Chip
  Income and
  Growth Fund --
  Class 2
American Funds         0.43%  (11)       0.25%             0.01%             0.69%             0.04%             0.65%
  Bond Fund --
  Class 2
American Funds         0.58%  (11)       0.25%             0.04%             0.87%             0.05%             0.82%
  Global Growth
  Fund -- Class
  2
American Funds         0.69%  *          0.25%             0.04%             0.98%               N/A             0.98%
  Global Growth
  and Income
  Fund --Class 2
American Funds         0.74%  (11)       0.25%             0.05%             1.04%             0.07%             0.97%
  Global Small
  Capitalization
  Fund -- Class
  2
American Funds         0.33%  (11)       0.25%             0.02%             0.60%             0.03%             0.57%
  Growth Fund --
  Class 2
American Funds         0.28%  (11)       0.25%             0.01%             0.54%             0.02%             0.52%
  Growth-Income
  Fund -- Class
  2
American Funds         0.52%  (11)       0.25%             0.05%             0.82%             0.05%             0.77%
  International
  Fund -- Class
  2
American Funds         0.84%  (11)       0.25%             0.08%             1.17%             0.07%             1.10%
  New World Fund
  --Class 2
Franklin Flex          0.75%  (12)       0.25%  (13)       0.48%  (12)       1.48%  (14)       0.55%  (12)       0.93%  (12)
  Cap Growth
  Securities
  Fund -- Class
  2

10                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

                                            12B-1                                                                    TOTAL NET
                                         DISTRIBUTION                        TOTAL ANNUAL    CONTRACTUAL FEE          ANNUAL
                                            AND/OR                               FUND           WAIVERS OR             FUND
                        MANAGEMENT        SERVICING           OTHER           OPERATING          EXPENSE             OPERATING
FUND                       FEES              FEES            EXPENSES          EXPENSES       REIMBURSEMENTS         EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
Franklin Income           0.46%  (15)       0.25%  (13)       0.02%             0.73%               N/A             0.73%
  Securities Fund
  --Class 2
Franklin Large Cap        0.73%  (15)       0.25%  (13)       0.03%             1.01%               N/A             1.01%
  Growth Securities
  Fund -- Class 2
Franklin Large Cap        0.74%  (12)       0.22%  (13)       0.91%  (12)       1.87%  (14)       0.97%  (12)       0.90%  (12)
  Value Securities
  Fund -- Class 2
Franklin Rising           0.62%  (15)       0.25%  (13)       0.02%             0.89%             0.02%  (16)       0.87%  (16)
  Dividends
  Securities Fund
  --Class 2
Franklin Small-Mid        0.48%             0.25%  (13)       0.28%             1.01%             0.02%  (16)       0.99%  (16)
  Cap Growth
  Securities Fund
  --Class 2
Franklin Strategic        0.39%               N/A             0.27%             0.66%               N/A             0.66%
  Income Securities
  Fund -- Class 1
Hartford Money            0.45%               N/A             0.04%             0.49%               N/A             0.49%
  Market HLS Fund
  -- Class IA
MFS(R) Capital            0.75%               N/A             0.23%  (17)       0.98%  (17)       0.08%  (18)       0.90%  (17)
  Opportunities
  Series -- Initial
  Class
MFS(R) Emerging           0.75%               N/A             0.13%  (17)       0.88%  (17)         N/A             0.88%  (17)
  Growth Series --
  Initial Class
MFS(R) Global             1.00%               N/A             0.48%  (17)       1.48%  (17)       0.33%  (18)       1.15%  (17)
  Equity Series --
  Initial Class
MFS(R) High Income        0.75%               N/A             0.15%  (17)       0.90%  (17)       0.00%  (18)       0.90%  (17)
  Series --Initial
  Class
MFS(R) Investors          0.75%               N/A             0.15%  (17)       0.90%  (17)         N/A             0.90%  (17)
  Growth Stock
  Series -- Initial
  Class
MFS(R) Investors          0.75%               N/A             0.13%  (17)       0.88%  (17)         N/A             0.88%  (17)
  Trust Series --
  Initial Class
MFS(R) Mid Cap            0.75%               N/A             0.17%  (17)       0.92%  (17)         N/A             0.92%  (17)
  Growth Series --
  Initial Series
MFS(R) New                0.90%               N/A             0.16%  (17)       1.06%  (17)         N/A             1.06%  (17)
  Discovery Series
  --Initial Class
MFS(R) Research           0.60%               N/A             0.52%  (17)       1.12%  (17)       0.42%  (19)(20)   0.70%  (17)
  Bond Series --
  Initial Class
MFS(R) Research           0.90%               N/A             3.13%  (17)       4.03%  (17)       2.93%  (20)       1.10%  (17)
  International
  Series -- Initial
  Class
MFS(R) Research           0.75%               N/A             0.18%  (17)       0.93%  (17)         N/A             0.93%  (17)
  Series -- Initial
  Class
MFS(R) Total Return       0.75%               N/A             0.09%  (17)       0.84%  (17)         N/A             0.84%  (17)
  Series -- Initial
  Class
MFS(R) Value Series       0.75%               N/A             0.16%  (17)       0.91%  (17)       0.01%  (18)       0.90%  (17)
  -- Initial Class
Mutual Discovery          0.80%             0.25%  (13)       0.23%             1.28%               N/A             1.28%
  Securities Fund
  --Class 2
Mutual Shares             0.60%             0.25%  (13)       0.18%             1.03%               N/A             1.03%
  Securities Fund
  --Class 2
Templeton                 1.24%               N/A             0.29%             1.53%               N/A             1.53%
  Developing
  Markets
  Securities Fund
  -- Class 1
Templeton Foreign         0.65%             0.25%             0.17%             1.07%             0.05%  (16)       1.02%  (16)
  Securities Fund
  --Class 2

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               11

-------------------------------------------------------------------------------

                                            12B-1                                                                    TOTAL NET
                                         DISTRIBUTION                        TOTAL ANNUAL    CONTRACTUAL FEE          ANNUAL
                                            AND/OR                               FUND           WAIVERS OR             FUND
                        MANAGEMENT        SERVICING           OTHER           OPERATING          EXPENSE             OPERATING
FUND                       FEES              FEES            EXPENSES          EXPENSES       REIMBURSEMENTS         EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth          0.75%  (15)       0.25%  (13)       0.07%             1.07%               N/A             1.07%
  Securities Fund
  --Class 2
Wells Fargo               0.55%  (21)       0.25%             0.24%  (22)       1.04%             0.04%             1.00%  (23)
  Advantage VT
  Asset Allocation
  Fund
Wells Fargo               0.55%  (21)       0.25%             0.37%  (22)       1.17%             0.17%             1.00%  (23)
  Advantage VT C&B
  Large Cap Value
  Fund
Wells Fargo               0.75%  (21)       0.25%             0.23%  (22)       1.23%             0.08%             1.15%  (23)
  Advantage VT
  Discovery Fund(R)
Wells Fargo               0.55%  (21)       0.25%             0.25%  (22)       1.05%             0.05%             1.00%  (23)
  Advantage VT
  Equity Income
  Fund
Wells Fargo               0.75%  (21)       0.25%             0.41%  (22)       1.41%             0.41%             1.00%  (23)
  Advantage VT
  International
  Core Fund
Wells Fargo               0.55%  (21)       0.25%             0.33%  (22)       1.13%             0.13%             1.00%  (23)
  Advantage VT
  Large Company
  Core Fund
Wells Fargo               0.55%  (21)       0.25%             0.25%  (22)       1.05%             0.05%             1.00%  (23)
  Advantage VT
  Large Company
  Growth Fund
Wells Fargo               0.30%  (21)       0.25%             0.27%  (22)       0.82%             0.07%             0.75%  (23)
  Advantage VT
  Money Market Fund
Wells Fargo               0.72%  (21)       0.25%             0.21%  (22)       1.18%             0.11%             1.07%  (23)
  Advantage(R) VT
  Opportunity Fund
Wells Fargo               0.75%  (21)       0.25%             0.24%  (22)       1.24%             0.04%             1.20%  (23)
  Advantage VT
  Small Cap Growth
  Fund
Wells Fargo               0.75%  (21)       0.25%             0.40%  (22)       1.40%             0.26%             1.14%  (23)
  Advantage VT
  Small/Mid Cap
  Value Fund
Wells Fargo               0.45%  (21)       0.25%             0.26%  (22)       0.96%             0.06%             0.90%  (23)
  Advantage VT
  Total Return Bond
  Fund

(1) Effective January 1, 2005 through December 31, 2009, the advisor has contractually agreed to waive a portion of its advisory fees. The fee waiver reflects this agreement.

(2) The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses of Series I shares to 1.30% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganizations as approved by the Fund's Board of Trustees; and
     (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation agreement is in effect through April 30, 2007.

(3) Effective July 1, 2005, the Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses of Series I shares to 1.01% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest;
     (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganizations as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The Fee Waiver has been restated to reflect this agreement. This limitation agreement is in effect through April 30, 2007.

12                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

(4) On April 4, 2006, shareholders of AIM V.I. Blue Chip Fund approved the reorganization of AIM V.I. Blue Chip Fund into AIM V.I. Large Cap Growth Fund, effective June 12, 2006.

(5) As a result of a reorganization of another Fund into the Fund, which will occur on or about May 1, 2006 for AIM V.I. Capital Appreciation Fund and AIM V.I. Core Equity Fund and June 12, 2006 for AIM V.I. Large Cap Growth Fund, the Fund's Total Annual Operating Expenses have been restated to reflect such reorganization.

(6) Effective upon the closing of the Reorganization which will occur on or about May 1, 2006, the advisor for AIM V.I. Core Equity Fund has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses of Series I shares to 0.91% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganizations as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation agreement is in effect through April 30, 2007.

(7) Effective July 1, 2005, the Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses of Series I shares to 0.73% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest;
     (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganizations as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The Fee Waiver has been restated to reflect this agreement. This limitation agreement is in effect through April 30, 2007.

(8)  Other Expenses includes interest expense of 0.11%.

(9) Effective January 1, 2005 through June 30, 2006, the advisor has contractually agreed to waive a portion of its advisory fees. The fee waiver reflects this agreement.

(10) Effective July 1, 2005, the Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses of Series I shares to 1.15% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest;
     (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganizations as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The Fee Waiver has been restated to reflect this agreement. This limitation agreement is in effect through April 30, 2007.

(11) The fund's investment adviser began waiving 5% of its management fees on September 1, 2004. Beginning April 1, 2005, this waiver increased to 10% and will continue at this level until further review.

(12) The manager and administrator have agreed in advance to waive or limit their respective fees and, if necessary, to assume as their own expense certain expenses otherwise payable by the Fund (other than certain expenses, including litigation, indemnification or other extraordinary events) so that total expenses do not exceed 0.93% for Franklin Flex Cap Growth Securities Fund (Flex Cap) and 0.90% for Franklin Large Cap Value Securities Fund (Large Cap Value). The manager also has agreed to reduce its fees to reflect reduced services resulting from a Fund's investment in the Sweep Money Fund. Before these fee waivers and reductions, the management fees and total operating expenses for the period ended December 31, 2005, would have been 0.75% and 1.48%, respectively, for Flex Cap, and 0.74% and 1.87%, respectively, for Large Cap Value. After April 30, 2007, the manager and administrator may discontinue the fee waiver. The manager, however, is required by the Board and an SEC exemptive order to reduce its fees with respect to assets invested by a Fund in the Sweep Money Fund.

(13) While the maximum amount payable under the Fund's class rule 12b-1 plan is 0.35% per year of the Fund's class average annual net assets, the Board has set the current rate at 0.25% per year.

(14) Operating expenses are annualized.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               13

-------------------------------------------------------------------------------

(15) The Fund administration fee is paid indirectly through the management fee.

(16) The Fund's manager has agreed in advance to reduce its fees with respect to assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Fund's Board of Trustees (Board) and an exemptive order by the Securities and Exchange Commission (SEC).

(17) Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent, and may have entered into brokerage arrangements that reduced or recaptured series' expenses. Any such expense reductions are not reflected in the table. Had these expense reductions been taken into account, "Net Expenses" would be lower.

(18) MFS has contractually agreed to bear the series' expenses such that "Other Expenses" (determined without giving effect to the expense reduction arrangements described above), do not exceed 0.15% annually. This expense limitation arrangement excludes management fees, taxes, extraordinary expenses, brokerage and transaction costs and expenses associated with the series' investing activities. This contractual fee arrangement will continue until at least April 30, 2007, unless earlier terminated or revised with the consent of the Board of Trustees which oversees the series.

(19) MFS has contractually agreed to waive its right to receive 0.10% of the management fee annually. This contractual agreement will continue until at least April 30, 2007, unless earlier terminated or modified with the consent of the Board of Trustees which oversees the series.

(20) MFS has contractually agreed to bear the series' expenses such that "Other Expenses" (determined without giving effect to the expense reduction arrangements described above), do not exceed 0.20% annually. This expense limitation arrangement excludes management fees, taxes, extraordinary expenses, brokerage and transaction costs and expenses associated with the series' investing activities. This contractual fee arrangement will continue until at least April 30, 2007, unless earlier terminated or revised with the consent of the Board of Trustees which oversees the series.

(21) The Funds' investment adviser has implemented a breakpoint schedule for the Funds' management fees. The management fees charged to the Funds will decline as a Fund's assets grow and will continue to be based on a percentage of the Fund's average daily net assets. See the Fund's prospectus and/or SAI for more information.

(22) Other expenses may include expenses payable to affiliates of Wells Fargo & Company. Other expenses for the VT Opportunity, VT Discovery, and VT Small/Mid Cap Value Funds (formerly the Multi Cap Value Fund) are based on estimates for the current fiscal year.

(23) The adviser has committed through April 30, 2007 to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratios shown.

* The Series' investment adviser is waiving 10% of its management fees. The waiver will continue until further review.

14                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLES REFLECT A DEDUCTION FOR ANY CONTINGENT DEFERRED SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES INCLUDING THE HIGHEST COMBINATION OF OPTIONAL CHARGES, AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES OF THE UNDERLYING FUNDS. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES, INCOME TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT. IF YOU DO NOT SELECT ALL OF THE OPTIONAL BENEFITS, YOUR EXPENSES WOULD BE LOWER THAN THOSE SHOWN IN THE EXAMPLES.



THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLES, WE ASSUME A CONTRACT VALUE OF $10,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. OUR AVERAGE CONTRACT VALUE IS $80,000, BUT WE USE A SMALLER CONTRACT VALUE SO THAT WE CAN SHOW YOU THE HIGHEST POSSIBLE DEDUCTIONS. THE EXAMPLES ASSUME THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT IS SURRENDERED. IF YOUR CONTRACT VALUE IS $50,000 OR MORE, WE WAIVE THE ANNUAL MAINTENANCE FEE, SO THE EXAMPLES SHOW CHARGES THAT ARE HIGHER THAN YOU WOULD HAVE TO PAY. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $10,000 CONTRACT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.30%.




THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED, THAT YOU ELECTED THE HARTFORD'S LIFETIME INCOME BUILDER II WITH A MAXIMUM CHARGE OF 0.75% OF THE PAYMENT BASE AND YOUR CONTRACT VALUE WAS HIGHER THAN YOUR PREMIUM PAYMENTS AS OF THE DATE OF EACH SURRENDER. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


SERIES II CONTRACTS



(1)  If you Surrender your Contract at the end of the applicable time period:




1 year                                                                    $1,351
3 years                                                                   $2,665
5 years                                                                   $3,761
10 years                                                                  $6,376





(2)  If you annuitize at the end of the applicable time period:




1 year                                                                      $582
3 years                                                                   $1,925
5 years                                                                   $3,222
10 years                                                                  $6,276





(3)  If you do not Surrender your Contract:




1 year                                                                      $688
3 years                                                                   $2,029
5 years                                                                   $3,326
10 years                                                                  $6,376

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               15

-------------------------------------------------------------------------------

SERIES I AND SERIES IR CONTRACTS

(1)  If you Surrender your Contract at the end of the applicable time period:

1 year                                                                    $1,330
3 years                                                                   $2,606
5 years                                                                   $3,664
10 years                                                                  $6,189

(2)  If you annuitize at the end of the applicable time period:

1 year                                                                      $659
3 years                                                                   $1,960
5 years                                                                   $3,217
10 years                                                                  $6,182

(3)  If you do not Surrender your Contract:

1 year                                                                      $667
3 years                                                                   $1,967
5 years                                                                   $3,224
10 years                                                                  $6,189

CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------



When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. For more information on how Accumulation Unit Values are calculated see Section 5(a). Please refer to Appendix II for information regarding the minimum and maximum class of Accumulation Unit Values. All classes of Accumulation Unit Values may be obtained, free of charge, by contacting us.

16                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

3. GENERAL CONTRACT INFORMATION

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

We are a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104 2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on April 1, 1999 and is registered as a unit investment trust under the 1940 Act. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or us. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate
Account:

- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Is not subject to the liabilities arising out of any other business we may conduct. However, all obligations under the Contract are our general corporate obligations.

- Is not affected by the rate of return of our General Account or by the investment performance of any of our other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds without regard to our other income, gains or losses.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

In a low interest rate environment, yields for Money Market Sub-Accounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and Charges for Optional Benefits (if applicable), may be negative even though the underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a Money Market Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a Money Market Sub-Account under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

THE FUNDS



FUNDS                                                      ADVISOR                                 OBJECTIVE SUMMARY
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND SUB-ACCOUNT    A I M Advisors, Inc.                         Long-term growth of capital
  which purchases Series I shares of
  the AIM V.I. Basic Value Fund of the
  AIM Variable Insurance Funds
AIM V.I. CAPITAL APPRECIATION FUND       A I M Advisors, Inc.                         Growth of capital
  SUB-ACCOUNT  which purchases Series I
  shares of the AIM V.I. Capital
  Appreciation Fund of the AIM Variable
  Insurance Funds
AIM V.I. CORE EQUITY FUND SUB-ACCOUNT    A I M Advisors, Inc.                         Growth of capital
  which purchases Series I shares of
  the AIM V.I. Core Equity Fund of the
  AIM Variable Insurance Funds

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               17

-------------------------------------------------------------------------------



FUNDS                                                      ADVISOR                                 OBJECTIVE SUMMARY
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. DEMOGRAPHIC TRENDS FUND         A I M Advisors, Inc.                         Long-term growth of capital
  SUB-ACCOUNT  (formerly AIM V.I. Dent
  Demographic Trends Fund) which
  purchases Series I shares of the AIM
  V.I. Demographic Trends Fund of the
  AIM Variable Insurance Funds
AIM V.I. GOVERNMENT SECURITIES FUND      A I M Advisors, Inc.                         High level of current income consistent
  SUB-ACCOUNT  which purchases Series I                                               with reasonable concern for safety of
  shares of the AIM V.I. Government                                                   principal
  Securities Fund of the AIM Variable
  Insurance Funds
AIM V.I. INTERNATIONAL GROWTH FUND       A I M Advisors, Inc.                         Long-term growth of capital
  SUB-ACCOUNT  which purchases Series I
  shares of the AIM V.I. International
  Growth Fund of the AIM Variable
  Insurance Funds
AIM V.I. LARGE CAP GROWTH FUND           A I M Advisors, Inc.                         Long-term growth of capital
  SUB-ACCOUNT which purchases Series I
  shares of the AIM V.I. Large Cap
  Growth Fund of the AIM Variable
  Insurance Funds
AIM V.I. MID CAP CORE EQUITY FUND        A I M Advisors, Inc.                         Long-term growth of capital
  SUB-ACCOUNT which purchases Series I
  shares of the AIM V.I. Mid Cap Core
  Equity Fund of the AIM Variable
  Insurance Funds
AIM V.I. SMALL CAP EQUITY FUND           A I M Advisors, Inc.                         Long-term growth of capital
  SUB-ACCOUNT which purchases Series I
  shares of the AIM V.I. Small Cap
  Equity Fund of the AIM Variable
  Insurance Funds
AMERICAN FUNDS ASSET ALLOCATION FUND     Capital Research and Management Company      High total return, including income and
  SUB-ACCOUNT  which purchases Class 2                                                capital gains, consistent with the
  shares of the Asset Allocation Fund                                                 preservation of capital over the long term
  of American Funds Insurance Series
  (also known as American Variable
  Insurance Series)
AMERICAN FUNDS BLUE CHIP INCOME AND      Capital Research and Management Company      Produce income exceeding the average yield
  GROWTH FUND SUB-ACCOUNT which                                                       on U.S. stocks generally (as represented by
  purchases Class 2 shares of the Blue                                                the average yield on the Standard & Poor's
  Chip Income and Growth Fund of                                                      500 Composite Index) and to provide an
  American Funds Insurance Series (also                                               opportunity for growth of principal
  known as American Variable Insurance                                                consistent with sound common stock
  Series)                                                                             investing
AMERICAN FUNDS BOND FUND SUB-ACCOUNT     Capital Research and Management Company      High level of current income as is
  which purchases Class 2 shares of the                                               consistent with the preservation of capital
  Bond Fund of American Funds Insurance
  Series (also known as American
  Variable Insurance Series)
AMERICAN FUNDS GLOBAL GROWTH FUND        Capital Research and Management Company      Long-term growth of capital
  SUB-ACCOUNT which purchases Class 2
  shares of the Global Growth Fund of
  American Funds Insurance Series (also
  known as American Variable Insurance
  Series)

18                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

FUNDS                                                      ADVISOR                                 OBJECTIVE SUMMARY
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH AND INCOME  Capital Research and Management Company      Seeks to make your investment grow over
  FUND SUB-ACCOUNT which purchases                                                    time and provide you with current income by
  Class 2 shares of the Global Growth                                                 investing primarily in stocks of
  and Income Fund of American Funds                                                   well-established companies located around
  Insurance Series (also known as                                                     the world
  American Variable Insurance Series)
AMERICAN FUNDS GLOBAL SMALL              Capital Research and Management Company      Long-term growth of capital
  CAPITALIZATION FUND SUB-ACCOUNT which
  purchases Class 2 shares of the
  Global Small Capitalization Fund of
  American Funds Insurance Series (also
  known as American Variable Insurance
  Series)
AMERICAN FUNDS GROWTH FUND SUB-ACCOUNT   Capital Research and Management Company      Long-term growth of capital
  which purchases Class 2 shares of the
  Growth Fund of American Funds
  Insurance Series (also known as
  American Variable Insurance Series)
AMERICAN FUNDS GROWTH-INCOME FUND        Capital Research and Management Company      Growth of capital and income
  SUB-ACCOUNT which purchases Class 2
  shares of the Growth-Income Fund of
  American Funds Insurance Series (also
  known as American Variable Insurance
  Series)
AMERICAN FUNDS INTERNATIONAL FUND        Capital Research and Management Company      Long-term growth of capital
  SUB-ACCOUNT which purchases Class 2
  shares of the International Fund of
  American Funds Insurance Series (also
  known as American Variable Insurance
  Series)
AMERICAN FUNDS NEW WORLD FUND            Capital Research and Management Company      Long-term growth of capital
  SUB-ACCOUNT which purchases Class 2
  shares of the New World Fund of
  American Funds Insurance Series (also
  known as American Variable Insurance
  Series)
FRANKLIN FLEX CAP GROWTH SECURITIES      Franklin Advisers, Inc.                      Capital appreciation
  FUND SUB-ACCOUNT which purchases
  Class 2 shares of the Franklin Flex
  Cap Growth Securities Fund of the
  Franklin Templeton Variable Insurance
  Products Trust
FRANKLIN INCOME SECURITIES FUND          Franklin Advisers, Inc.                      Maximize income while maintaining prospects
  SUB-ACCOUNT which purchases Class 2                                                 for capital appreciation
  shares of the Franklin Income
  Securities Fund of the Franklin
  Templeton Variable Insurance Products
  Trust
FRANKLIN LARGE CAP GROWTH SECURITIES     Franklin Advisers, Inc.                      Capital appreciation
  FUND SUB-ACCOUNT which purchases
  Class 2 shares of the Franklin Large
  Cap Growth Securities Fund of the
  Franklin Templeton Variable Insurance
  Products Trust

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               19

-------------------------------------------------------------------------------

FUNDS                                                      ADVISOR                                 OBJECTIVE SUMMARY
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN LARGE CAP VALUE SECURITIES      Franklin Advisory Services, LLC              Long-term capital appreciation
  FUND SUB-ACCOUNT which purchases
  Class 2 shares of the Franklin Large
  Cap Value Securities Fund of the
  Franklin Templeton Variable Insurance
  Products Trust
FRANKLIN RISING DIVIDENDS SECURITIES     Franklin Advisory Services, LLC              Long-term capital appreciation with
  FUND SUB-ACCOUNT which purchases                                                    preservation of capital as an important
  Class 2 shares of the Franklin Rising                                               consideration
  Dividends Securities Fund of the
  Franklin Templeton Variable Insurance
  Products Trust
FRANKLIN SMALL-MID CAP GROWTH            Franklin Advisers, Inc.                      Long-term capital growth
  SECURITIES FUND SUB-ACCOUNT (formerly
  Franklin Small Cap Fund Sub-Account)
  which purchases Class 2 shares of the
  Franklin Small-Mid Cap Growth
  Securities Fund of the Franklin
  Templeton Variable Insurance Products
  Trust
FRANKLIN STRATEGIC INCOME SECURITIES     Franklin Advisers, Inc.                      High level of current income, with capital
  FUND SUB-ACCOUNT which purchases                                                    appreciation over the long term as a
  Class 1 shares of the Franklin                                                      secondary goal
  Strategic Income Securities Fund of
  the Franklin Templeton Variable
  Insurance Products Trust
HARTFORD MONEY MARKET HLS FUND           HL Investment Advisors, LLC; sub-advised by  Maximum current income consistent with
  SUB-ACCOUNT which purchases Class IA   Hartford Investment Management Company       liquidity and preservation of capital
  shares of Hartford Money Market HLS
  Fund of Hartford Series Fund, Inc.
MFS CAPITAL OPPORTUNITIES SERIES         MFS Investment Management(R)                 Capital appreciation
  SUB-ACCOUNT which purchases Initial
  Class shares of the MFS(R) Capital
  Opportunities Series of the MFS(R)
  Variable Insurance Trust (Closed to
  Contracts issued on or after May 2,
  2005)
MFS EMERGING GROWTH SERIES SUB-ACCOUNT   MFS Investment Management(R)                 Long-term growth of capital
  which purchases Initial Class shares
  of the MFS(R) Emerging Growth Series
  of the MFS(R) Variable Insurance
  Trust
MFS GLOBAL EQUITY SERIES SUB-ACCOUNT     MFS Investment Management(R)                 Capital appreciation
  which purchases Initial Class shares
  of the MFS(R) Global Equity Series of
  the MFS(R) Variable Insurance Trust
MFS HIGH INCOME SERIES SUB-ACCOUNT       MFS Investment Management(R)                 High current income
  which purchases Initial Class shares
  of the MFS(R) High Income Series of
  the MFS(R) Variable Insurance Trust

20                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

FUNDS                                                      ADVISOR                                 OBJECTIVE SUMMARY
---------------------------------------------------------------------------------------------------------------------------------
MFS INVESTORS GROWTH STOCK SERIES        MFS Investment Management(R)                 Long-term growth of capital and future
  SUB-ACCOUNT which purchases Initial                                                 income rather than current income
  Class shares of the MFS(R) Investors
  Growth Stock Series of the MFS(R)
  Variable Insurance Trust
MFS INVESTORS TRUST SERIES SUB-ACCOUNT   MFS Investment Management(R)                 Long-term growth of capital and secondarily
  which purchases Initial Class shares                                                to provide reasonable current income
  of the MFS(R) Investors Trust Series
  of the MFS(R) Variable Insurance
  Trust
MFS MID CAP GROWTH SERIES SUB-ACCOUNT    MFS Investment Management(R)                 Long-term growth of capital
  which purchases Initial Class shares
  of the MFS(R) Mid Cap Growth Series
  of the MFS(R) Variable Insurance
  Trust
MFS NEW DISCOVERY SERIES SUB-ACCOUNT     MFS Investment Management(R)                 Capital appreciation
  which purchases Initial Class shares
  of the MFS(R) New Discovery Series of
  the MFS(R) Variable Insurance Trust
MFS RESEARCH BOND SERIES SUB-ACCOUNT     MFS Investment Management(R)                 Total return (high current income and
  which purchases Initial Class shares                                                long-term growth of capital)
  of the MFS(R) Research Bond Series of
  the MFS(R) Variable Insurance Trust
MFS RESEARCH INTERNATIONAL SERIES        MFS Investment Management(R)                 Capital appreciation
  SUB-ACCOUNT which purchases Initial
  Class shares of the MFS(R) Research
  International Series of the MFS(R)
  Variable Insurance Trust
MFS RESEARCH SERIES SUB-ACCOUNT which    MFS Investment Management(R)                 Long-term growth and future income
  purchases Initial Class shares of the
  MFS(R) Research Series of the MFS(R)
  Variable Insurance Trust
MFS TOTAL RETURN SERIES SUB-ACCOUNT      MFS Investment Management(R)                 Above-average income
  which purchases Initial Class shares
  of the MFS(R) Total Return Series of
  the MFS(R) Variable Insurance Trust
MFS VALUE SERIES SUB-ACCOUNT which       MFS Investment Management(R)                 Capital appreciation and reasonable income
  purchases Initial Class shares of the
  MFS(R) Value Series of the MFS(R)
  Variable Insurance Trust
MUTUAL DISCOVERY SECURITIES FUND         Franklin Mutual Advisors, LLC, sub-advised   Capital appreciation
  SUB-ACCOUNT which purchases Class 2    by Franklin Templeton Investment Management
  shares of the Mutual Discovery         Limited
  Securities Fund of the Franklin
  Templeton Variable Insurance Products
  Trust
MUTUAL SHARES SECURITIES FUND            Franklin Mutual Advisors, LLC                Capital appreciation, with income as a
  SUB-ACCOUNT which purchases Class 2                                                 secondary goal
  shares of the Mutual Shares
  Securities Fund of the Franklin
  Templeton Variable Insurance Products
  Trust

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               21

-------------------------------------------------------------------------------



FUNDS                                                      ADVISOR                                 OBJECTIVE SUMMARY
---------------------------------------------------------------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS SECURITIES  Templeton Asset Management Ltd.              Long-term capital appreciation
  FUND SUB-ACCOUNT which purchases
  Class 1 shares of the Templeton
  Developing Markets Securities Fund of
  the Franklin Templeton Variable
  Insurance Products Trust
TEMPLETON FOREIGN SECURITIES FUND        Templeton Investment Counsel, LLC            Long-term capital growth
  SUB-ACCOUNT which purchases Class 2
  shares of the Templeton Foreign
  Securities Fund of the Franklin
  Templeton Variable Insurance Products
  Trust
TEMPLETON GROWTH SECURITIES FUND         Templeton Global Advisors Limited,           Long-term capital growth
  SUB-ACCOUNT which purchases Class 2    sub-advised by Templeton Asset Management
  shares of the Templeton Growth         Ltd.
  Securities Fund of the Franklin
  Templeton Variable Insurance Products
  Trust
WELLS FARGO ADVANTAGE VT ASSET           Wells Fargo Funds Management, LLC.,          Long-term total return, consistent with
  ALLOCATION FUND SUB-ACCOUNT which      sub-advised by Wells Capital Management      reasonable risk
  purchases shares of the Wells Fargo    Incorporated
  Advantage VT Asset Allocation Fund of
  Wells Fargo Variable Trust Funds
WELLS FARGO ADVANTAGE VT C&B LARGE CAP   Wells Fargo Funds Management, LLC,           Long-term total return, consistent with
  VALUE FUND SUB-ACCOUNT which           sub-advised by Cooke & Bieler, L.P.          minimizing risk of principal
  purchases shares of the Wells Fargo
  Advantage VT C&B Large Cap Value Fund
  of Wells Fargo Variable Trust Funds
WELLS FARGO ADVANTAGE VT DISCOVERY (R)   Wells Fargo Funds Management, LLC,           Long-term capital appreciation
  FUND SUB-ACCOUNT which purchases       sub-advised by Wells Capital Management
  shares of the Wells Fargo Advantage    Incorporated
  VT Discovery Fund of Wells Fargo
  Variable Trust Funds
WELLS FARGO ADVANTAGE VT EQUITY INCOME   Wells Fargo Funds Management, LLC,           Long-term capital appreciation and
  FUND SUB-ACCOUNT which purchases       sub-advised by Wells Capital Management      above-average dividend income
  shares of the Wells Fargo Advantage    Incorporated
  VT Equity Income Fund of Wells Fargo
  Variable Trust Funds
WELLS FARGO ADVANTAGE VT INTERNATIONAL   Wells Fargo Funds Management, LLC,           Long-term capital appreciation
  CORE FUND SUB-ACCOUNT which purchases  sub-advised by New Star International
  shares of the Wells Fargo Advantage    Managers Limited
  VT International Core Fund of Wells
  Fargo Variable Trust Funds
WELLS FARGO ADVANTAGE VT LARGE COMPANY   Wells Fargo Funds Management, LLC,           Total return comprised of long-term capital
  CORE FUND SUB-ACCOUNT which purchases  sub-advised by Matrix Asset Advisors, Inc.   appreciation and current income
  shares of the Wells Fargo Advantage
  VT Large Company Core Fund of Wells
  Fargo Variable Trust Funds

22                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------



FUNDS                                                      ADVISOR                                 OBJECTIVE SUMMARY
---------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY   Wells Fargo Funds Management, LLC,           Long-term capital appreciation
  GROWTH FUND SUB-ACCOUNT which          sub-advised by Peregrine Capital
  purchases shares of the Wells Fargo    Management, Inc., a wholly owned subsidiary
  Advantage VT Large Company Growth      of Wells Fargo Bank
  Fund of Wells Fargo Variable Trust
  Funds
WELLS FARGO ADVANTAGE VT MONEY MARKET    Wells Fargo Funds Management, LLC,           Current income, while preserving capital
  FUND SUB-ACCOUNT which purchases       sub-advised by Wells Capital Management      and liquidity
  shares of the Wells Fargo Advantage    Incorporated
  VT Money Market Fund of Wells Fargo
  Variable Trust Funds
WELLS FARGO ADVANTAGE VT OPPORTUNITY     Wells Fargo Funds Management, LLC,           Long-term capital appreciation
  FUND (R) SUB-ACCOUNT which purchases   sub-advised by Wells Capital Management
  shares of the Wells Fargo Advantage    Incorporated
  VT Opportunity Fund of Wells Fargo
  Variable Trust Funds
WELLS FARGO ADVANTAGE VT SMALL CAP       Wells Fargo Funds Management, LLC,           Long-term capital appreciation
  GROWTH FUND SUB-ACCOUNT which          sub-advised by Wells Capital Management
  purchases shares of the Wells Fargo    Incorporated
  Advantage VT Small Cap Growth Fund of
  Wells Fargo Variable Trust Funds
WELLS FARGO ADVANTAGE VT SMALL/MID CAP   Wells Fargo Funds Management, LLC,           Long-term capital appreciation
  VALUE FUND SUB-ACCOUNT which           sub-advised by Wells Capital Management
  purchases shares of the Wells Fargo    Incorporated
  Advantage VT Small/Mid Cap Value Fund
  of Wells Fargo Variable Trust Funds
WELLS FARGO ADVANTAGE VT TOTAL RETURN    Wells Fargo Funds Management, LLC,           Total return consisting of income and
  BOND FUND SUB-ACCOUNT which purchases  sub-advised by Wells Capital Management      capital appreciation
  shares of the Wells Fargo Advantage    Incorporated
  VT Total Return Bond Fund of Wells
  Fargo Variable Trust Funds



Each Fund has varying degrees of risk depending on their portfolio. Funds are also subject to separate fees and expenses such as portfolio management fees, distribution fees and operating expenses that affect investment returns. PLEASE CONTACT US TO OBTAIN A COPY OF THE PROSPECTUSES FOR EACH FUND. We do not guarantee the investment results of any of the underlying Funds. The Funds may not be available in all states.



MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose Contract Values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund.


Certain underlying Fund shares may also be sold to tax-qualified plans pursuant to an exemptive order and applicable tax laws. If Fund shares are sold to non-qualified plans, or to tax-qualified plans that later lose their tax-qualified status, the affected Funds may fail the diversification requirements of Code Section 817(h), which could have adverse tax consequences for Contract Owners with premiums allocated to the affected Funds. See Section 8 for more information.



VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Funds' shareholder meetings. To the extent required by federal securities laws or regulations, we will:


- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               23

-------------------------------------------------------------------------------

-   Arrange for the handling and tallying of proxies received from Contract
    Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.



SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- Subject to any applicable law, we may make certain changes to the Funds offered under your contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Sub-Accounts. We may liquidate one or more Sub-Accounts if the board of directors of any underlying Fund determines that such actions are prudent.


We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.



UNDERLYING FUND RELATED PAYMENTS -- We receive varying amounts of revenue from the underlying Funds or Fund related parties as compensation for, or in consideration of savings associated with, administrative services for the Separate Account (these fees have sometimes been called "revenue sharing fees"). The services for which we receive such fees include record keeping, accounting, and the mailing of periodic reports, fund prospectuses and proxy materials, processing of purchase and redemption transactions, marketing assistance and distribution related services. Revenue sharing fees are typically based on an annual percentage of the average daily net assets of the affected Funds. Revenue sharing fees are paid from management fees or other advisor profits, or the Fund's "Other Expenses." We also receive fees through distribution and/or servicing plans adopted pursuant to Rule 12b-1 under the 1940 Act. Revenue sharing fees and Rule 12b-1 fees do not exceed 0.50% of the annual percentage of the average daily net assets. Additionally, we or our affiliates may use revenue sharing and Rule 12b-1 fees to pay Fund related parties for wholesaler support, training and marketing activities for certain Funds. These fees (sometimes called "marketing expense allowances") vary, but do not exceed 0.25% of the Premium Payments invested in a particular Fund. Revenue sharing and Rule 12b-1 fees are included among the several factors that we consider when deciding to include a Fund within this variable product.


FIXED ACCUMULATION FEATURE



THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE 1933 ACT AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SEC HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURES.


Premium Payments and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. Premium Payments and Contract Values allocated to the Fixed Accumulation Feature are available to our general creditors.

We guarantee that we will credit interest to amounts you allocate to the Fixed Accumulation Feature at a rate that meets your State's minimum requirements. We may change the minimum guaranteed interest rate subject only to applicable State insurance law. We may credit interest at a rate in excess of the minimum guaranteed interest rate. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are: general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors.

We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out" basis. The Fixed Accumulation Feature interest rates may vary by State.

24                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF THE MINIMUM GUARANTEED INTEREST RATE WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEED INTEREST RATE FOR ANY GIVEN YEAR.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion.

We may restrict your ability to allocate Contract Values or Premium Payments to the Fixed Accumulation Feature at any time in our sole discretion. We may close the Fixed Accumulation Feature to new Premium Payments or transfers of existing Contract Value. We may also make the Fixed Accumulation Feature available only through enrollment in a program that we establish.

4. PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.



When a Sub-Account advertises its standardized total return, it will usually be calculated since the later of the date of the Separate Account's inception or the Sub-Account's inception for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any Contingent Deferred Sales Charge, Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.


The Separate Account may also advertise non-standardized total returns that pre-date the inception of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for Contingent Deferred Sales Charge or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. This yield is based on the 30-day SEC yield of the underlying Fund less the recurring charges at the Separate Account level.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

5. THE CONTRACT

A. PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?



The Contract is an individual or group tax-deferred variable annuity Contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:


- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

-   Individual Retirement Annuities adopted according to Section 408 of the
    Code;

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               25

-------------------------------------------------------------------------------

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state; and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as non-qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax-deferred treatment under the Code.



Refer to the Highlights section and Appendix A for more information about the different forms of contracts we offer. Not all forms of contracts may be available through your Registered Representative.


This prospectus describes three versions of the Contract. Series I of the Contract was issued before January 30, 2004. Series IR of the Contract was issued between January 30, 2004 and May 2, 2005. Series II is issued on or after May 2, 2005.



HOW DO YOU PURCHASE A CONTRACT?


You may purchase a Contract by completing and submitting an application or an order request along with the minimum initial Premium Payment. Additional Premium Payments are also subject to minimum and maximum thresholds discussed in the Highlights Section.



The maximum age is described in Sections 1(a) and 8(b). You must be of legal age in the state where the Contract is being purchased or a guardian must act on your behalf. Optional riders are subject to additional maximum issue age restrictions. See sections 6 and 7 for more information.




HOW ARE PREMIUM PAYMENTS APPLIED TO YOUR CONTRACT?




Your initial Premium Payment will be invested within two Valuation Days of our actual receipt at our Administrative Offices of a properly completed application or an order request and the Premium Payment is in good order. If we receive your subsequent Premium Payment before the end of a Valuation Day, it will be invested on the same Valuation Day. If we receive your Premium Payment after the end of a Valuation Day, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last instructions on record. We will send you a confirmation when we invest your Premium Payment.


If the request or other information accompanying the initial Premium Payment is incomplete or not in good order when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.



CAN YOU CANCEL YOUR CONTRACT AFTER YOU PURCHASE IT?




We want you to be satisfied with the Contract you have purchased. We urge you to closely examine its provisions. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract (See Section 8(b)). We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information, including a signature guarantee, before we can cancel your Contract.


Unless otherwise required by state law, we will pay you your Contract Value on the day we receive your request to cancel. The Contract Value may be more or less than your Premium Payments depending upon the investment performance of your Sub-Accounts. This means that you bear the risk of any decline in your Contract Value until we receive your notice of cancellation. We do not refund any fees or charges deducted during this period. In certain states, we are required to return your Premium Payment if you decide to cancel your Contract.



CAN YOU TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?


You may make transfers between the Sub-Accounts offered in this Contract according to our policies and procedures as amended from time to time.

WHAT IS A SUB-ACCOUNT TRANSFER?

A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Contract Value among the underlying Funds available in your Contract.

26                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------



You may transfer from one Sub-Account to another before and after the Annuity Commencement Date. Your transfer request will be processed on the day that it is received as long as it is received in good order before the close of the New York Stock Exchange. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.




WHAT HAPPENS WHEN YOU REQUEST A SUB-ACCOUNT TRANSFER?


When you request a Sub-Account transfer, we sell shares of the underlying Fund that makes up the Sub-Account you are transferring from and buy shares of the underlying Fund that makes up the Sub-Account you want to transfer into.

Each day, many Contract Owners request Sub-Account transfers. Some request transfers into a particular Sub-Account, and others request transfers out of a particular Sub-Account. In addition, each day some Contract Owners allocate new Premium Payments to Sub-Accounts, and others request Surrenders. We combine all the requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Sub-Account's underlying Fund we would need to sell to satisfy all Contract Owners' "transfer-out" requests. At the same time, we also combines all the requests to transfer into a particular Sub-Account or new Premium Payments allocated to that Sub-Account and determine how many shares of that Sub-Account's underlying Fund we would need to buy to satisfy all Contract Owners' "transfer-in" requests.

In addition, many of the underlying Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, group funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in transactions similar to the Sub-Account transfers described for variable annuity Contract Owners.

We take advantage of our size and available technology to combine the sales of a particular underlying Fund for many of the variable annuities, variable life insurance policies, retirement plans, group funding agreements or other products offered by us. We also combine all the purchases of that particular underlying Fund for many of the products we offer. We then "net" those trades. This means that we sometimes reallocate shares of an underlying Fund within our accounts rather than buy new shares or sell shares of the underlying Fund.

For example, if we combine all transfer-out requests and Surrenders of a Stock Fund Sub-Account with all other sales of that underlying Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Contract Owners and the owners of other products offered by us, want to purchase or transfer-in an amount equal to $300,000 of that Fund, then we would send a sell order to the underlying Fund for $700,000, which is a $1 million sell order minus the purchase order of $300,000.



WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?


You should be aware that there are several important restrictions on your ability to make a Sub-Account transfer.

FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER EACH DAY. We limit each Contract Owner to one Sub-Account transfer each day. We count all Sub-Account transfer activity that occurs on any one day as one Sub-Account transfer, except you cannot transfer the same Contract Value more than once a day.

For example, if the only transfer you make on a day is a transfer of $10,000 from a Money Market Fund Sub-Account into another Sub-Account, it would count as one Sub-Account transfer. If, however, on a single day you transfer $10,000 out of the Money Market Fund Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer. Likewise, if on a single day you transferred $10,000 out of the Money Market Fund Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer. Conversely, if you have $10,000 in Contract Value distribution among 10 different Sub-Accounts and you request to transfer the Contract Value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.

However, you cannot transfer the same Contract Value more than once in one day. That means if you have $10,000 in the Money Market Fund Sub-Account and you transfer all $10,000 into a Stock Fund Sub-Account, on that same day you could not then transfer the $10,000 out of the Stock Fund Sub-Account into another Sub-Account.



SECOND, WE HAVE IMPLEMENTED POLICIES DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT TRANSFERS, WHICH CAN ALSO AFFECT THOSE NOT ENGAGED IN THESE EXCESSIVE
TRANSFERS. You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, we do not want you to purchase this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same underlying Fund, or engaging in frequent Sub-Account transfers in order to exploit inefficiencies in the pricing of the underlying Fund. Even if you do not engage in market timing, certain Sub-Account restrictions may be imposed on you, as mentioned below.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               27

-------------------------------------------------------------------------------

We attempt to curb frequent transfers in the following ways:

X  20 Transfer Rule; and

X  Abusive Transfer Policy.

THE 20 TRANSFER RULE -- We employ the "20 Transfer Rule" to help curb frequent Sub-Account transfers. Under this policy, you are allowed to submit a total of 20 Sub-Account transfer requests each Contract Year for each Contract by any of the following methods: U.S. Mail, Voice Response Unit, Internet or telephone. Once these 20 Sub-Account transfers have been requested, you may submit any additional Sub-Account transfer requests only in writing by U.S. Mail or overnight delivery service. Transfer requests by telephone, Voice Response Unit, via the internet or sent by same day mail or courier service will not be accepted. If you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it in good order.



We actively monitor Contract Owners' compliance with this policy. We will send you a letter after your 10th Sub-Account transfer to remind you of our Sub-Account transfer policy. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the Internet. You will be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.


Each Contract Anniversary, we reset your transfers to allow 20 new Sub-Account transfers by any means.

We may make changes to this policy at any time.

ABUSIVE TRANSFER POLICY -- Regardless of the number of Sub-Account transfers you have done under the 20 Transfer Rule, you still may have your Sub-Account transfer privileges restricted if you violate the Abusive Transfer Policy, which is designed to respond to market timing activity observed by the underlying Funds.

Under the Abusive Transfer Policy, we rely on the underlying Funds to identify a pattern or frequency of Sub-Account transfers that the underlying Fund wants us to investigate. Most often, the underlying Fund will identify a particular day where it experienced a higher percentage of shares bought followed closely by a day where it experienced the almost identical percentage of shares sold. Once an underlying Fund contacts us, we run a report that identifies all Contract Owners who transferred in or out of that underlying Fund's Sub-Account on the day or days identified by the underlying Fund. We then review the Contracts on that list to determine whether transfer activity of each identified Contract violates our written Abusive Transfer Policy. We don't reveal the precise details of this policy to make it more difficult for abusive traders to adjust their behavior to escape detection under this procedure. We can tell you that we consider some or all of the following factors in our review:

-   the dollar amount of the transfer;

-   the total assets of the Funds involved in the transfer;

-   the number of transfers completed in the current calendar quarter;

- whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies; or

- the policies and procedures of a potentially affected underlying Fund regarding frequent trading.



Separate Account investors could be precluded from purchasing Fund shares if we reach an impasse on the execution of Fund abusive trading instructions. In other words, an underlying Fund complex could refuse to allow new purchases of shares by all our variable product investors if we and the Fund complex can not reach a mutually acceptable agreement on how to treat an investor who, in the Fund's opinion, has violated the Fund's abusive trading restrictions.




If you meet the criteria established in our Abusive Transfer Policy, we will terminate your Sub-Account transfer privileges until your next Contract Anniversary, at which point your transfer privileges will be reinstated.


Since we combine all the purchases of a particular underlying Fund for all the products through net trades, the underlying Fund is unable to identify transfers of any specific Contract Owner. As a result, there is the risk that the underlying Fund may not be able to identify abusive transfers.

Upon request by an underlying Fund, and subject to applicable law, we may provide the underlying Fund with the Tax Identification Number, and other identifying information contained in our records, of Contract Owners that engaged in Sub-Account transfers that resulted in our purchase, redemption, transfer or exchange of the shares of that underlying Fund.

28                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

ARE THERE ANY EXCEPTIONS TO THESE POLICIES?

INDIVIDUAL EXCEPTIONS. Except for the exceptions listed below, we do not make any exceptions to our policies restricting frequent trading. This means that if you request to be excused from any of the policies and to be permitted to engage in a Sub-Account transfer that would violate any of these policies, we will refuse your request.

SOME ESTABLISHED EXCEPTIONS. You should be aware, however, that the 20 Transfer Rule and the Abusive Transfer Policy do not apply in all circumstances, which we describe here:

- The 20 Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of an established asset allocation program or asset rebalancing program that rebalances a Contract Owner's holdings on a periodic, pre-established basis according to the prior written instructions of the Contract Owner or as part of a DCA program, including the DCA Plus program. That means that transfers that occur under these programs are not counted toward the 20 transfers allowed under the 20 Transfer Rule. We do not apply the 20 Transfer Rule to programs, like asset rebalancing, asset allocation and DCA programs, that allow Sub-Account transfers on a regularly scheduled basis because the underlying Funds expect these transfers and they usually do not represent the type of Sub-Account transfers that the underlying Funds find problematic.

- Many of the group variable annuities or group funding agreements are offered to retirement plans, and plan sponsors administer their plan according to Plan documents and administrative services agreements. If these retirement plan documents and administrative services agreements have no restrictions on Sub-Account transfers, then we cannot apply the 20 Transfer Rule and may not be able to apply any other restriction on transfers. We have been working with plan sponsors and plan administrators to ensure that any frequent transfer activity is identified and deterred. We have had only limited success in this area. Frequent transfers by individuals or entities that occur in other investment or retirement products provided by us could have the same abusive affect as frequent Sub-Account transfers done by other Contract Owners.

Other than these exceptions, the only other exceptions to the 20 Transfer Rule impose more restrictive limitations than the 20 Transfer Rule. For example, in Oregon, we have the contractual right to limit Sub-Account transfers to only one Sub-Account transfer every 30 days and to require that the transfer request be sent in writing. We currently do not enforce this right, but should we choose to do so, it would be an exception to the 20 Transfer Rule.

POSSIBILITY OF UNDETECTED FREQUENT TRADING IN THE UNDERLYING FUNDS. In addition to the exceptions we have just described, you should also be aware that there may be frequent trading in the underlying Funds that we are not able to detect and prevent, which we describe here:



- There is a variable annuity that we offer that has no Contingent Deferred Sales Charge. We are aware that frequent traders have used this annuity in the past to engage in frequent Sub-Account transfers that do not violate the precise terms of the 20 Transfer Rule.


- These policies apply only to individuals and entities that own this Contract and any subsequent or more recent versions of this Contract. However, the underlying Funds that make up the Sub-Accounts of this Contract are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.



HOW ARE YOU AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?




Frequent Sub-Account transfers often result in frequent purchases and redemptions of shares of the underlying Fund. Frequent purchases and redemptions of the shares of the underlying Funds may impact a Fund's performance and, as a result, the performance of the Contract. Your costs may increase because the underlying Fund will pass on any increase in fees related to the frequent purchase and redemption of the underlying Fund's securities. There would also be administrative costs associated with these transactions.


Frequent transfers may also cause an underlying Fund to hold more cash than the underlying Fund would like to hold. A large cash position means that the underlying Fund will not be fully invested and may miss a rise in value of the securities that the Fund would have purchased. If the underlying Fund chooses not to hold a larger cash position, then it may have to sell securities that it would have otherwise like to have kept, in order to meet its redemption obligations. Both of these measures could result in lower performance of the underlying Fund, which in turn would result in lower overall performance of your Contract.



Because frequent transfers may reduce Fund performance, the effect may be a lower Death Benefit paid to your Beneficiary or lower Annuity Payouts for your Payee and an overall reduction of the value of other optional benefits available under your Contract.




WHAT IF A PROSPECTUS FOR THE UNDERLYING FUNDS HAS DIFFERENT POLICIES AND PROCEDURES REGARDING FREQUENT TRADING?




While the prospectuses for the underlying Funds may describe policies and procedures regarding frequent trading that may be different from those described in this variable annuity prospectus, as of the date of this prospectus, the policies and procedures described in this variable annuity prospectus control how we administer Sub-Account transfers. We anticipate that the implementation of

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               29

-------------------------------------------------------------------------------



Rule 22c-2 under the 1940 Act will impact the way we administer Sub-Account transfers. We will continue to monitor transfer activity and we may modify these restrictions at any time.




FIXED ACCUMULATION FEATURE TRANSFERS -- If applicable, during each Contract Year, you may make transfers out of the Fixed Accumulation Feature to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%).


FIXED ACCUMULATION FEATURE TRANSFERS -- During each Contract Year, you may make transfers out of the Fixed Accumulation Feature to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%).

FIXED ACCUMULATION FEATURE TRANSFER RESTRICTIONS -- Each Contract Year you may transfer the greater of:

- 30% of the greatest Contract Value in the Fixed Accumulation Feature as of any Contract Anniversary or Contract issue date. When we calculate the 30%, we add Premium Payments made after that date but before the next Contract Anniversary. The 30% does not include Contract Value in any DCA Plus Program; or

- An amount equal to your largest previous transfer from the Fixed Accumulation Feature in any one Contract Year.

We apply these restrictions to all transfers from the Fixed Accumulation Feature, including all systematic transfers and Dollar Cost Averaging Programs, except for transfers under our DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

We may defer transfers and Surrenders from the Fixed Accumulation Feature for up to 6 months from the date of your request.

You must wait 6 months after your most recent transfer from the Fixed Accumulation Feature before moving Sub-Account Values back to the Fixed Accumulation Feature. If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.



As a result of these limitations, it may take a significant amount of time (i.e., several years) to move Contract Values in the Fixed Accumulation Feature to Sub-Accounts and therefore this may not provide an effective short term defensive strategy.


TELEPHONE AND INTERNET TRANSFERS -- You can make transfers by contacting us.

Transfer instructions received by telephone on any Valuation Day before the end of any Valuation Day will be carried out that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out that Valuation Day. Otherwise, the instructions will be carried out at the end of the next following Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

Telephone or Internet transfer requests may currently only be cancelled by calling us before the end of the Valuation Day you made the transfer request.

We, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that contract owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed power of attorney form. Once we have the completed form on file, we will accept transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a power of attorney.

B. CHARGES AND FEES



Specific charges and fees are described in the Synopsis (Section 2). Charges for optional benefits are described in Sections 2, 6 and 7.

30                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

THE CONTINGENT DEFERRED SALES CHARGE



The Contingent Deferred Sales Charge, if applicable, covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to Registered Representatives and the cost of preparing sales literature and other promotional activities.


We may assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender and how long your Premium Payments have been in the Contract. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender. The amount assessed a Contingent Deferred Sales Charge will not exceed your total Premium Payments.



SURRENDER ORDER -- During the Contract Years when a Contingent Deferred Sales Charge may apply to the initial Premium Payment, all Surrenders in excess of the Annual Withdrawal Amount (which is equal to 10% of total Premium Payments) will be taken first from your aggregate Premium Payments, if any. Surrenders in excess of the Annual Withdrawal Amount will be subject to a Contingent Deferred Sales Charge.




Thereafter, Surrenders will be taken first from earnings, then from Premium Payments not subject to a Contingent Deferred Sales Charge, then from 10% of Premium Payments still subject to a Contingent Deferred Sales Charge and then from Premium Payments subject to a Contingent Deferred Sales Charge on a first-in-first-out basis. Only amounts invested for less than the requisite holding period are subject to a Contingent Deferred Sales Charge.




For the examples below, assume that you made an initial Premium Payment of $10,000 and, on the fourth Contract Anniversary, you made an additional Premium Payment of $20,000. These examples are based on a seven year Contingent Deferred Sales Charge schedule.




In Contract Year 6, when your Contract Value is $34,000, you make a partial Surrender of $15,000. Because the initial Premium Payment is still subject to a Contingent Deferred Sales Charge, we will determine the Contingent Deferred Sales Charge for your partial surrender as follows:


- We will Surrender 10% of your total Premium Payments or $3,000 without charging a Contingent Deferred Sales Charge.

- We will then Surrender the Premium Payments that have been in the Contract the longest.

- That means we would Surrender the entire $10,000 initial Premium Payment and deduct a Contingent Deferred Sales Charge of 4% on that amount, or $400.

- The remaining $2,000 will come from the additional Premium Payment made one year ago and we will deduct a Contingent Deferred Sales Charge of 7% of the $2,000, or $140.

-   Your Contingent Deferred Sales Charge is $540.

In Contract Year 8 (i.e., when the initial Premium Payment is no longer subject to a Contingent Deferred Sales Charge) when your Contract Value is $37,000, you make a partial Surrender of $25,000. Because the initial Premium Payment of $10,000 is not subject to a Contingent Deferred Sales Charge, but the additional Premium Payment of $20,000 is, we will determine the Contingent Deferred Sales Charge for your partial surrender as follows:

- We will first surrender earnings, which is the Contract Value ($37,000) less your Premium Payments ($30,000), or $7,000.

- We will next surrender Premium Payments not subject to Contingent Deferred Sales Charges. Therefore, the next $10,000 will be from the surrender of the initial Premium Payment, which has no Contingent Deferred Sales Charge.

- We will next surrender the Annual Withdrawal Amount, which is 10% of the Premium Payments subject to a Contingent Deferred Sales Charge, or $2,000, without charging a Contingent Deferred Sales Charge.



- The final $6,000 will be surrendered from the additional Premium Payment. The Contingent Deferred Sales Charge is 6% of the amount of that Premium Payment that is surrendered, or $360.


-   Your Contingent Deferred Sales Charge is $360.

If you have any questions about these charges, please contact us or your Registered Representative.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               31

-------------------------------------------------------------------------------

THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- Annual Withdrawal Amount -- During the Contract Years when a Contingent Deferred Sales Charge applies, from each Premium Payment, you may take partial Surrenders up to 10% of the total Premium Payments subject to a Contingent Deferred Sales Charge. If you do not take 10% one year, you may not take more than 10% the next year. These amounts are different for group unallocated Contracts and Contracts issued to a Charitable Remainder Trust.

- If you are a patient in a certified long-term care facility or other eligible facility -- We will waive any Contingent Deferred Sales Charge for a partial or full Surrender if you, the joint Contract Owner or the Annuitant, are confined for at least 180 calendar days to a:

X facility recognized as a general hospital by the proper authority of the state in which it is located;

X facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals;

X  facility certified as a hospital or long-term care facility; or

X nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day.

For this waiver to apply, you must:

-   have owned the Contract continuously since it was issued,

-   provide written proof of your eligibility satisfactory to us, and

- request the Surrender within 91 calendar days of the last day that you are an eligible patient in a recognized facility or nursing home.

This waiver is not available if you, the joint Contract Owner or the Annuitant is in a facility or nursing home when you purchase or upgrade the Contract. We will not waive any Contingent Deferred Sales Charge applicable to any Premium Payments made while you are in an eligible facility or nursing home.

This waiver may not be available in all states.

- Upon death of the Annuitant, Contract Owner or joint Contract Owner -- No Contingent Deferred Sales Charge will be deducted if the Annuitant, Contract Owner or joint Contract Owner dies.

- Upon Annuitization -- The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. However, we will charge a Contingent Deferred Sales Charge if the Contract is Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.



- For Required Minimum Distributions -- This allows Annuitants who are age 70 1/2 or older, with a Contract held under an IRA or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge for one year's required minimum distribution for that Contract Year. All requests for Required Minimum Distributions must be in writing.


- For substantially equal periodic payments -- We will waive Contingent Deferred Sales Charge if you take partial Surrenders under the Automatic Income Program where you receive a scheduled series of substantially equal periodic payments for the greater of five years or to age 59 1/2.

- Upon cancellation during the Right to Cancel Period -- No Contingent Deferred Sales Charge will be deducted if you cancel your Contract during the Right to Cancel Period.



See section 7 for more information regarding waivers applicable to optional benefits.


MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge specified above. This charge is deducted from your Sub-Account Value.

The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- Mortality Risk -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur in periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

32                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- Expense Risk -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.



Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned. If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits, as well as revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors as described in Section 8(e). We expect to make a profit from the mortality and expense risk charge.


ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.



We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we may limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other conditions. We do not include contracts from our Putnam Hartford line of variable annuity contracts with the Contracts when we combine Contract Value for purposes of this waiver.


ADMINISTRATIVE CHARGE

For administration, we apply a daily charge against all Contract Values held in the Separate Account during both the accumulation and the annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge imposed on a Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge.

PREMIUM TAXES



We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5%.


CHARGES AGAINST THE FUNDS

Annual Fund Operating Expenses -- The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees, distribution fees and operating expenses and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses.



REDUCED FEES AND CHARGES




We may offer, in our discretion, reduced fees and charges including, but not limited to Contingent Deferred Sales Charges, the Mortality and Expense Risk Charge, the Annual Maintenance Fee, and charges for optional benefits, for certain Contracts (including employer sponsored savings plans) which may result in decreased costs and expenses. Reductions in these fees and charges will not be unfairly discriminatory against any Contract Owner.




C. SURRENDERS


WHAT KINDS OF SURRENDERS ARE AVAILABLE?



Full Surrenders before the Annuity Commencement Date -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges, if applicable, a pro-rated portion of optional benefit

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               33

-------------------------------------------------------------------------------



charges, if applicable, and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.


Partial Surrenders before the Annuity Commencement Date -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. We will deduct any applicable Contingent Deferred Sales Charge. You can ask us to deduct the Contingent Deferred Sales Charge from the amount you are Surrendering or from your remaining Contract Value. If we deduct the Contingent Deferred Sales Charge from your remaining Contract Value, that amount will also be subject to Contingent Deferred Sales Charge.



There are several restrictions on partial Surrenders before the Annuity Commencement Date:


- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and



- After a Surrender, your Contract Value must be equal to or greater than our then current minimum Contract Value that we establish according to our current policies and procedures. We may change the minimum Contract Value in our sole discretion, with notice to you. We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after a Surrender. Your resulting Death Benefit will be reduced proportionately if you Surrender the majority of your Contract Value.


Full Surrenders after the Annuity Commencement Date -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Payment for a Period Certain Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

Partial Surrenders after the Annuity Commencement Date -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity With Payments for a Period Certain, Joint and Last Survivor Life Annuity With Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Options. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must make the Surrender request during the Period Certain.

We will deduct any applicable Contingent Deferred Sales Charges.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, we will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, we will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.



These options may not be available if the Contract is issued to qualify under Code Sections 401, 403, 408, or 457. For such Contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.


Please check with your qualified tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.



HOW DO YOU REQUEST A SURRENDER?




Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone or on the Internet. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.


Written Requests -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

-   your tax withholding amount or percentage, if any, and

-   your mailing address.



If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from; otherwise, the Surrender will be taken in proportion to the value in each Account.


Telephone Requests -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to

34                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------



accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program, or you are no longer the owner of the Contract. Please call us with any questions regarding restrictions on telephone surrenders.




Internet Requests -- To request a partial Surrender by internet; we must have received your completed Internet partial Withdrawal Program Enrollment Form. If there are joint Owners, both must sign this form. By signing the form, you authorize us to accept Internet instructions for partial Surrenders from either Owner. Internet authorization will remain in effect until we receive a written cancellation notice from you or your joint Owner, we discontinue the program, or you are no longer the owner of the Contract. Please call us with any questions regarding restrictions on Internet Surrenders.


We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.



Telephone and Internet Surrender instructions received before the end of a Valuation Day will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.


Completing a Power of Attorney form for another person to act on your behalf may prevent you from making Surrenders via telephone.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?



There are certain tax consequences associated with Surrenders. If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.




WE DO NOT MONITOR SURRENDER REQUESTS. CONSULT YOUR PERSONAL TAX ADVISER TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY.


More than one Contract issued in the same calendar year -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

Internal Revenue Code section 403(b) annuities -- As of December 31, 1988, all section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are: (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e)experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age 59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.



We encourage you to consult with your qualified tax adviser before making any Surrenders. See Section 9 for more information.




D. ANNUITY PAYOUTS


This section describes what happens when we begin to make regular Annuity Payouts from your Contract. You, as the Contract Owner, should answer five questions:

-   When do you want Annuity Payouts to begin?

-   Which Annuity Payout Option do you want to use?

-   How often do you want the Payee to receive Annuity Payouts?

-   What is the Assumed Investment Return?

- Do you want Annuity Payouts to be fixed dollar amount or variable dollar amount?

Please check with your financial adviser to select the Annuity Payout Option that best meets your income needs.

WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?



You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may ask us to change the Annuity Commencement Date by notifying us within thirty days prior to the date. The Annuity Commencement Date cannot be deferred beyond the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval, which approval may be denied or withheld for any reason. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday. We have the right, in our sole discretion, to agree or refuse to extend your Annuity Commencement Date regardless of whether we may have granted extensions in the past to

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               35

-------------------------------------------------------------------------------



you or other similarly situated investors. In certain instances, a Financial Intermediary has asked us to restrict Annuity Commencement Date extensions for their customers. Please ask your Registered Representative whether you are affected by any such prohibition and make sure that you fully understand the implications this might have in regard to your withdrawal and death benefits under your Contract and any optional rider chosen. For instance, once you annuitize, you may no longer invest additional Premium Payments and both standard or optional death and withdrawal benefits will terminate. Contact your Registered Representative or us before you make any significant Surrenders (other than systematic withdrawals) and to understand reinstatement privileges that may be available in certain instances. You may choose to begin receiving a variable dollar amount Annuity Payout at any time. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.


The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?



Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the Death Benefit section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.


LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant's age. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value on the Annuity Commencement Date minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus all Annuity Payouts already made. This option is only available for fixed dollar amount Annuity Payouts.

JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

36                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENTS FOR A PERIOD CERTAIN

We agree to make payments for a specified time. The minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. The maximum period that you can select is 100 years minus your Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.



YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, OR PAYMENTS FOR A PERIOD CERTAIN ANNUITY PAYOUT OPTION. A CONTINGENT DEFERRED SALES CHARGE MAY BE DEDUCTED.


For qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

Automatic Annuity Payouts -- If you do not elect an Annuity Payout Option, monthly Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an Assumed Investment Return equal to 5%.

HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

-   monthly,

-   quarterly,

-   semi-annually, or

-   annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50.

WHAT IS THE ASSUMED INVESTMENT RETURN?



The Assumed Investment Return ("AIR") for variable dollar amount Annuity Payouts is the investment return you select before we start to make Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.


Subject to the approval of your State, you can select one of three AIRs described in the Highlights section. The greater the AIR, the greater the initial Annuity Payout. But a higher AIR may result in a smaller potential growth in future Annuity Payouts when the Sub-Accounts earn more than the AIR. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater when the Sub-Accounts earn more than the AIR.

For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout is lower than the first.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               37

-------------------------------------------------------------------------------

Level variable dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of variation depends on the AIR you select.

DO YOU WANT ANNUITY PAYOUTS TO BE FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.

Fixed Dollar Amount Annuity Payouts -- Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payouts. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate set by us.

Variable Dollar Amount Annuity Payouts -- Once a variable dollar amount Annuity Payout begins, you cannot change your selection to receive a fixed dollar amount Annuity Payout. A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

-   the Annuity Payout Option chosen,

-   the Annuitant's attained age and gender (if applicable),

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table adjusted for projections based on accepted actuarial principles, and

-   the Assumed Investment Return.

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of Annuity Units for each Sub-Account multiplied by the Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit Factor, multiplied by the Annuity Unit Value for the preceding Valuation Period. The Annuity Unit Factor offsets the AIR used to calculate your first variable dollar amount Annuity Payout.



The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds in relation to the AIR. The degree of the fluctuation will depend on the AIR you select.


          ANNUITY                ANNUITY                ANNUITY
 AIR    UNIT FACTOR     AIR    UNIT FACTOR     AIR    UNIT FACTOR
-------------------------------------------------------------------
 3%      0.999919%      5%      0.999866%      6%      0.999840%

Combination Annuity Payout -- You may choose to receive a combination of fixed dollar amount and variable dollar amount Annuity Payouts as long as they total 100% of your Annuity Payout. For example, you may choose to use 40% fixed dollar amount and 60% variable dollar amount to meet you income needs.

Transfer of Annuity Units -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day. All Sub-Account transfers must comply with our Sub-Account transfer restriction policies.

38                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------



E. STANDARD DEATH BENEFITS




WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?




The Death Benefit is the amount we will pay if the Owner, joint Owner, or the Annuitant dies before we begin to make Annuity Payouts. We calculate the Death Benefit when we receive a certified death certificate or other legal document acceptable to us. The calculations for the Death Benefit that are described below are based on the Contract Value on the date we receive a certified death certificate or other legal document acceptable to us.




The calculated Death Benefit will remain invested in the same Accounts, according to the Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. This means the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.




In most cases, we have used the same terminology in the Contract and this prospectus. However, when describing the Death Benefits, we have used different terms in this prospectus than in the Contract. When you receive your Contract after purchase, it will include Contract riders that describe your Death Benefit. For the Standard Death Benefit, called Premium Security Death Benefit in your prospectus, for age 80 and under, you will receive riders entitled Asset Protection Death Benefit and Premium Protection Death Benefit. Together, these riders make up the Premium Security Death Benefit. For the Asset Protection Death Benefit (issue ages of Owner(s) and Annuitant 81 -- 85), you will receive a Contract rider with the same name. The Standard Death Benefit is at no additional cost.




DEATH BENEFIT FOR SERIES II CONTRACTS




THE PREMIUM SECURITY DEATH BENEFIT




If applicable, your Death Benefit is the highest of:




-   Contract Value; or




-   Total Premium Payments adjusted for partial Surrenders; or




- The lesser of Maximum Anniversary Value or the sum of Contract Value plus 25% of Maximum Anniversary Value (excluding Premium Payments we receive within 12 months of death).




References to "Contract Value" refer to such value on the date we receive due proof of death. Please refer to Premium Security Death Benefit examples 1 -- 3 in Appendix I.




THE ASSET PROTECTION DEATH BENEFIT




If applicable, your Death Benefit is the greatest of A, B and if applicable C, below:




    A.  Contract Value;




    B. The lesser of Premium Payments (adjusted for partial Surrenders) or the sum of Contract Value plus 25% of total Premium Payments adjusted for partial Surrenders (excluding Premium Payments we receive within 12 months of death); or




    C. If one of the Owners and Annuitant is age 81 or older on the date we issue this Contract and one of the Owners and Annuitant is age 79 or younger on the date we issue this Contract, the death benefit payable upon the death of the younger of the Owners or Annuitant will be the lesser of Maximum Anniversary Value or the sum of Contract Value plus 25% of Maximum Anniversary Value.




All references to "Contract Value" refer to such value on the date we receive due proof of death. Please refer to Asset Protection Death Benefit examples 1 -- 2 in Appendix I.




MAXIMUM ANNIVERSARY VALUE




The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.




The Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:




- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and




- Your Anniversary Value is reduced for any partial Surrender since the Contract Anniversary.




The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               39

-------------------------------------------------------------------------------



ADJUSTMENTS FOR SURRENDERS




We calculate the adjustments to your Maximum Anniversary Value for any Surrenders by reducing your Maximum Anniversary Value on a dollar- for-dollar basis for any Surrenders within a Contract Year up to 10% of aggregate Premium Payments. After that, we reduce your Maximum Anniversary Value proportionally based on the amount of any Surrenders that exceed 10% of aggregate Premium Payments divided by your aggregate Contract Value at the time of Surrender. For examples of how this is applied for the Premium Security Death Benefit, please refer to Premium Security Death Benefit examples 1 -- 3 in Appendix I and for the Asset Protection Death Benefit, please refer to Asset Protection Death Benefit examples 1 -- 2 in Appendix I.




We calculate the adjustment to your aggregate Premium Payments for any Surrenders by reducing your aggregate Premium Payments on a dollar-for-dollar basis for any Surrenders within a Contract Year up to 10% of aggregate Premium Payments. After that, we reduce your aggregate Premium Payments proportionately based on the amount of any Surrenders that exceed 10% of aggregate Premium Payments divided by your aggregate Contract Value at the time of Surrender.




DEATH BENEFIT FOR SERIES I AND IR CONTRACTS




This version of the Contract comes with a Standard Death Benefit, which depends on the age of you and your Annuitant. This Death Benefit is at no additional cost. If you and your Annuitant are younger than age 76 on the issue date, you ca purchase this Contract either with the Asset Protection Death Benefit or the Premium Protection Death Benefit. You cannot choose both. If you do not choose a Death Benefit, we will issue your Contract with the Asset Protection Death Benefit. If you and your Annuitant are older than age 76 but younger than 85 on the issue date, your Death Benefit is the Asset Protection Death Benefit.




THE PREMIUM PROTECTION DEATH BENEFIT




If applicable, your Death Benefit is the highest of:




-   Contract Value; or




-   Total Premium Payments adjusted for partial Surrenders.




If your Contract has the Premium Protection Death Benefit and you transfer ownership of your Contract to someone who was 76 years old or older at the time you purchased your Contract, the Premium Protection Death Benefit will not apply under the Contract after the transfer. Instead the Death Benefit will be the Contract Value.




THE ASSET PROTECTION DEATH BENEFIT




If applicable, your Death Benefit is the highest of:




-   Contract Value;




- Contract Value plus 25% of total Premium Payments adjusted for partial Surrenders (excluding Premium Payments we receive within 12 months of death); or




-   Contract Value plus 25% of Maximum Anniversary Value.




The Asset Protection Death Benefit cannot exceed the highest of:




-   Contract Value;




-   Total Premium Payments adjusted for partial Surrenders; or




-   Maximum Anniversary Value.




All references to "Contract Value" refer to such value on the date we receive due proof of death. See Section 5(e) for more information.




MAXIMUM ANNIVERSARY VALUE




The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.




The Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:




- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and




- Your Anniversary Value is reduced for any partial Surrender since the Contract Anniversary.




The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

40                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------



ADJUSTMENTS FOR SURRENDERS




We calculate the adjustments to your Maximum Anniversary Value for any Surrenders by reducing your Anniversary Value on a dollar-for-dollar basis for any Surrenders within a Contract Year up to 10% of aggregate Premium Payments. After that, we reduce your Anniversary Value proportionally based on the amount of any Surrenders that exceed 10% of aggregate Premium Payments divided by your aggregate Contract Value at the time of Surrender.




We calculate the adjustment to your aggregate Premium Payments for any Surrenders by reducing your aggregate Premium Payments on a dollar-for-dollar basis for any Surrenders within a Contract Year up to 10% of aggregate Premium Payments. After that, we reduce your aggregate Premium Payments proportionately based on the amount of any Surrenders that exceed 10% of aggregate Premium Payments divided by your aggregate Contract Value at the time of Surrender.




ADDITIONAL INFORMATION ABOUT DEATH BENEFITS




We reserve the right to treat all deferred variable annuities that you buy from us or our affiliates as a single contract for the purposes of determining your total death benefits. These limits will be applied if you make $5 million or more in total aggregate Premium Payments. If applicable, the aggregate limit on total death benefits payable by us or our affiliates will never exceed a maximum of:




- $5 million of Premium Payments (as reduced by an adjustment for Surrenders), or




-   Contract Value plus $1 million.




Any reduction in death benefits will be in proportion to the Contract Value of each deferred variable annuity at the time of reduction.




HOW IS THE DEATH BENEFIT PAID?




The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Owner has designated the manner in which the Beneficiary will receive the Death Benefit. We will calculate the death benefit as of the date we receive a certified death certificate or other legal documents acceptable by us. The death benefit amount remains invested and is subject to market fluctuation until complete settlement instructions are received from the Beneficiary. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a non-Valuation Day, computations will take place on the next Valuation Day.




If your Beneficiary elects to receive the Death Benefit amount as a lump sum payment, we may transfer that amount to our General Account and issue the Beneficiary a draft book. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. For federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. If the Beneficiary resides or the Contract was purchased in a state that imposes restrictions on this method of lump sum payment, we may issue a check to the Beneficiary.




The Beneficiary may elect under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit invested with us for up to five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges. We reserve the right to inform the IRS in the event that we believe that any Beneficiary has intentionally delayed delivering proper proof of death in order to circumvent applicable Code proceeds payment duties. We shall endeavor to fully discharge the last instructions from the Owner wherever possible or practical.




The Beneficiary of a non-qualified Contract or IRA (prior to the required distribution date) may also elect the Single Life Expectancy Only option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.




Required Distributions -- If the Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.




If the Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Owner's death.




If the Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Owner.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               41

-------------------------------------------------------------------------------



WHAT SHOULD THE BENEFICIARY CONSIDER?




Alternatives to the Required Distributions -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.




If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.




Spousal Contract Continuation -- If the Contract Owner dies and the Beneficiary is the Contract Owner's Spouse, that portion of the Contract for which the Spouse is considered the Beneficiary will continue with the Spouse as Contract Owner, unless the Spouse elects to receive the Death Benefit as a lump sum payment or as an Annuity Payment Option. If the Contract continues with the Spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the Spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract continuation will only apply one time for each Contract.




WHO WILL RECEIVE THE DEATH BENEFIT?




The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.




If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value.




IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:




IF THE DECEASED IS THE . . .               AND . . .                        AND . . .                     THEN THE . . .
---------------------------------------------------------------------------------------------------------------------------------
Contract Owner                  There is a surviving joint       The Annuitant is living or       Joint Contract Owner receives
                                Contract Owner                   deceased                         the Death Benefit.
Contract Owner                  There is no surviving joint      The Annuitant is living or       Designated Beneficiary receives
                                Contract Owner                   deceased                         the Death Benefit.
Contract Owner                  There is no surviving joint      The Annuitant is living or       Contract Owner's estate
                                Contract Owner and the           deceased                         receives the Death Benefit.
                                Beneficiary predeceases the
                                Contract Owner
Annuitant                       The Contract Owner is living     There is no named Contingent     The Contract Owner becomes the
                                                                 Annuitant                        Contingent Annuitant and the
                                                                                                  Contract continues. The
                                                                                                  Contract Owner may waive this
                                                                                                  presumption and receive the
                                                                                                  Death Benefit.
Annuitant                       The Contract Owner is living     The Contingent Annuitant is      Contingent Annuitant becomes
                                                                 living                           the Annuitant, and the Contract
                                                                                                  continues.
Annuitant                       The Contract Owner is a trust    There is no named Contingent     The Contract Owner receives the
                                or other non-natural entity      Annuitant                        Death Benefit.
Annuitant                       The Contract Owner is a trust    The Contingent Annuitant is      Contingent Annuitant becomes
                                or other non-natural entity      living                           the Annuitant, and the Contract
                                                                                                  continues.





IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:




      IF THE DECEASED IS THE . . .                       AND . . .                               THEN THE . . .
----------------------------------------------------------------------------------------------------------------------------
Contract Owner                            The Annuitant is living                   Designated Beneficiary becomes the
                                                                                    Contract Owner.
Annuitant                                 The Contract Owner is living              Contract Owner receives the payout at
                                                                                    death, if any.
Annuitant                                 The Annuitant is also the Owner           Designated Beneficiary receives the
                                                                                    payout at death, if any.

42                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------



THESE ARE THE MOST COMMON SCENARIOS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A PAYOUT AT DEATH. FOR MORE INFORMATION ON ANNUITY PAYOUT OPTIONS THAT MAY NOT RESULT IN A PAYOUT AT DEATH, SEE SECTION 5(D). PLEASE SEE SECTIONS 7 AND 8 FOR ANNUITY PAYOUT OPTIONS SPECIFIC TO OPTIONAL BENEFITS.




F. OTHER PROGRAMS AVAILABLE




We may discontinue, modify or amend any of these Programs or any other programs we establish. Any change other than termination of a Program will not affect Contract Owners currently enrolled in the Program. There is no additional charge for these Programs. If you are enrolled in any of these programs while a Fund merger, substitution or liquidation takes place, unless otherwise noted in any communication from us, your Contract Value invested in such underlying Fund will be transferred automatically to the designated surviving Fund in the case of mergers and any available Money Market Fund in the case of Fund liquidations. Your enrollment instructions will be automatically updated to reflect the surviving Fund or a Money Market Fund for any continued and future investments.




Dollar Cost Averaging Plus ("DCA Plus") Programs -- You may enroll in one or more special pre-authorized periodic transfer programs known as our DCA Plus Programs (the "Programs"). Under these Programs, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into a Program (we may allow a lower minimum Premium Payment for qualified plan transfers or rollovers, including IRAs) and pre-authorize transfers from our Fixed Accumulation Feature to any of the Sub-Accounts under either a 6-Month Transfer Program or 12-Month Transfer Program subject to Program rules. This minimum amount applies to the initial and all subsequent Premium Payments. The 6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Under the 6-Month Transfer Program, the interest rate can accrue up to 6 months and all Premium Payments and accrued interest must be transferred from the Program to the selected Sub-Accounts in 3 to 6 months. Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected and with the final transfer of the entire amount remaining in the Program.




The pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, we will return your Program payment to you for further instruction. If your Program payment is less than the required minimum amount, we will apply it to your Contract according to your instructions on record for a subsequent Premium Payment.


Under the DCA Plus Programs, the credited interest rate is not earned on the full amount of your Premium Payment for the entire length of the Program. This is because Program transfers to the Sub-Accounts decrease the amount of your Premium Payment remaining in the Program.



All Program payments, including any subsequent Program payment, must meet the Program minimum. Any subsequent Program payments we receive during an active Program transfer period which are received during the same interest rate effective period will be credited to the current Program. Any subsequent Program payments we receive during an active Program transfer period which are received during a different interest rate effective period will be used to start a new Program. That Program will be credited with the interest rate in effect on the date we start the new Program. Unless you send us different instructions, the new Program will be the same length of time as your current Program and will allocate the subsequent Program payments to the same Sub-Accounts.


The DCA Plus Program may credit a higher interest rate but it does not ensure a profit or protect you against a loss in declining markets. Continuous or periodic investment programs neither insure a profit nor protect against a loss in declining markets. Because this program involves continuous investing regardless of fluctuating price levels, you should carefully consider your ability to continue investing through periods of fluctuating prices.

We may limit the total number of DCA Programs and DCA Plus Programs to 5 Programs open at any one time. We determine, in our sole discretion, the interest rates credited to the Program. These interest rates may vary depending on the Contract you purchased. Please consult your Registered Representative to determine the interest rate for your Program.

You may elect to terminate the transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the Sub-Accounts you selected for the Program unless you provide us with different instructions.



Other Dollar Cost Averaging Programs -- We currently offer two different types of Dollar Cost Averaging Programs in addition to the DCA Plus Program. If you enroll, you may select either the Fixed Amount DCA Program or the Earnings/Interest DCA Program. The Fixed Amount DCA Program allows you to regularly transfer an amount you select from the Fixed Accumulation Feature (if available based on the form of Contract selected) or any Sub-Account into a different Sub-Account. The Earnings/Interest DCA Program allows you to regularly transfer the interest from the Fixed Accumulation Feature or the earnings from one Sub-Account into a different Sub-Account. For either Program, you may select transfers on a monthly or quarterly basis, but you must at least

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               43

-------------------------------------------------------------------------------

make three transfers during the Program. The Fixed Amount DCA Program begins 15 days after the Contract Anniversary the month after you enroll in the Program. The Earnings/Interest DCA Program begins at the end of the length of the transfer period you selected plus two business days. That means if you select a monthly transfer, your Earnings/Interest DCA Program will begin one month plus two business days after your enrollment. Dollar Cost Averaging Programs do not guarantee a profit or protect against investment losses. If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.



Continuous or periodic investment programs neither insure a profit nor protect against a loss in declining markets. Because this program involves continuous investing regardless of fluctuating price levels, you should carefully consider your ability to continue investing through periods of fluctuating prices.


InvestEase Program -- InvestEase is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract excluding the DCA Plus Programs.



Automatic Income Program -- The Automatic Income Program allows you to make partial Surrenders up to 10% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge. You can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. The minimum amount of each Surrender is $100. Amounts taken under this Program will count towards the Annual Withdrawal Amount, and if received prior to age 59 1/2, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Your level of participation in this Program may result in your exceeding permissible withdrawal limits under certain optional withdrawal riders. Please refer to section 7 for more information about the impact this could have on your withdrawal and/or death benefits.


Asset Allocation Program -- Asset Allocation is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. The Contract offers static model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under the Asset Allocation Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You can transfer freely between allocation models up to twelve times per year. You can only participate in one model at a time.

Asset Rebalancing -- Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can transfer freely between models up to twelve times per year. You can only participate in one model at a time.



General -- We may discontinue, modify or amend any of these Programs or any other programs we establish. Any change other than termination of a Program or closure of an underlying fund, will not affect Owners currently enrolled in the Program. However, if an underlying fund closes to new Premium Payments and subsequent Premium Payments, it may also be closed to all Dollar Cost Averaging programs including the DCA Plus Program. If you are enrolled in any of these programs while a fund merger, substitution or liquidation takes place, unless otherwise noted in any communication from us, your Contract Value invested in such underlying Fund will be transferred automatically to the designated surviving Fund and your enrollment instructions will be automatically updated to reflect the surviving Fund for any continued and future investments.




If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.




There is no additional charge for these Programs.




6. OPTIONAL DEATH BENEFITS




A. MAV PLUS




OBJECTIVE




Refund at death at least Premium Payments or some percentage of the possible increase in value.




HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?




The Death Benefit will be the greater of the Standard Death Benefit and MAV Plus Death Benefit. If you also elect any optional benefit rider, the Death Benefit will be the greater of such optional rider and this rider.

44                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------



The MAV Plus Death Benefit is the greatest of:




-   your Contract Value on the date we receive due proof of death;




-   total Premium Payments adjusted for any partial Surrender;




-   your Maximum Anniversary Value; or




-   your Earnings Protection Benefit.




The Earnings Protection Benefit depends on the age of you and/or your Annuitant on the date this rider is added to your Contract. If each is aged 69 or younger, the Death Benefit is the Contract Value on the date we receive due proof of death plus 40% of the lesser of Contract gain on that date and the cap. The terms gain and cap are described below. If you and/or your Annuitant are age 70 or older on the date this rider is added to your Contract, the benefit is the Contract Value on the date we receive due proof of death plus 25% of the lesser of Contract gain on that date and the cap. We determine Contract gain by subtracting your Contract Value on the date you added this rider from the Contract Value on the on the date we receive due proof of death. We then deduct any Premium Payments and add adjustments for any partial Surrender made during that time. We make an adjustment for partial Surrenders if the amount of Surrender is greater than the Contract gain immediately prior to the Surrender. The adjustment is the difference between the two, but not less than zero.




We calculate the adjustment to your aggregate Premium Payments for any Surrenders by reducing your aggregate Premium Payments on a dollar-for-dollar basis for any Surrenders within a Contract Year up to 10% of aggregate Premium Payments. After that, we reduce your aggregate Premium Payments proportionately based on the amount of any Surrenders that exceed 10% of aggregate Premium Payments divided by your aggregate Contract Value at the time of Surrender. Please refer to the examples in Appendix I for illustrations of this adjustment. Please refer to MAV Plus examples 1 & 2 in Appendix I for more information.




The Contract gain that is used to determine your Death Benefit has a limit or cap. The cap is 200% of the following:




-   the Contract Value on the date this rider was added to your Contract; plus




- Premium Payments made after this rider was added to your Contract, excluding any Premium Payments made within 12 months of the date we receive due proof of death; minus




-   any adjustments for partial Surrenders.




WHEN CAN YOU BUY THIS RIDER?




You may elect this rider only at the time of issue and once you do so, your choice is irrevocable. You may not choose this optional death benefit if you and/or your Annuitant are age 76 or older on the Contract issue date. In states where the MAV Plus Death Benefit is not available, we offer the "Maximum Anniversary Value (MAV) Death Benefit" for the same additional fee. The MAV Death Benefit is the same as the MAV Plus Death Benefit but excludes the Earnings Protection Benefit.




DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?




No.




HOW IS THE CHARGE FOR THIS RIDER CALCULATED?




The annual charge for this rider is based on your daily Sub-Account Value and is deducted daily. The charge for this rider continues to be deducted until we begin to make Annuity Payouts.




DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?




This rider is not affected by the Benefit Amount or Payment Base.




IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?




No.




IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?




Yes. If you elect MAV Plus, the benefit we pay upon death will be the greater of the Premium Security Death Benefit and the MAV Plus Death Benefit.




DOES THIS RIDER REPLACE STANDARD DEATH BENEFITS?




No.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               45

-------------------------------------------------------------------------------



CAN YOU REVOKE THIS RIDER?




No.




WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS
RIDER?




Surrenders will reduce the MAV Plus Death Benefit and will be subject to Contingent Deferred Sales Charges, if any. See section 5(e) for further information.




WHAT HAPPENS IF YOU CHANGE OWNERSHIP?




See sections 5(a), 5(e) and 8(b) for further information.




CAN YOUR SPOUSE CONTINUE YOUR CONTRACT RIGHTS?




If your Spouse continues the Contract as Owner, we will use the date the Contract is continued with your Spouse as Owner as the effective date this rider was added to the Contract. This means we will use the date the Contract is continued with your Spouse as Owner as the effective date for calculating this Death Benefit going forward. The percentage used for this Death Benefit will be determined by the oldest age of any remaining joint Owner or Annuitant at the time the Contract is continued. Spousal Contract continuation can apply once during the term of this Contract.




WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?




This rider will be terminated and the fee will no longer be assessed.




ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?




No.




ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?




No.




CAN WE AGGREGATE CONTRACTS?




Yes. We reserve the right to treat all deferred variable annuities that you buy from us or our affiliates as a single contract for the purposes of determining your total death benefits. These limits will be applied if you make $5 million or more in total aggregate Premium Payments. If applicable, the aggregate limit on total death benefits payable by us or our affiliates will never exceed a maximum of:




- $5 million of Premium Payments (as reduced by an adjustment for Surrenders), or




-   Contract Value plus $1 million.




Any reduction in death benefits will be in proportion to the Contract Value of each deferred variable annuity at the time of reduction.




OTHER INFORMATION




For examples of how this rider works, see "Appendix I."




This rider may not be appropriate for all investors. Several factors, among others, should be considered:




- This rider is not available in all states or is named differently in those states. See section 8(b) for more information.




- If your Contract has no gain, your Beneficiary will receive no additional benefit.




- A Death Benefit is paid to Beneficiaries upon the death of the Annuitant or any Owner, whichever occurs first.




- This rider may be used to supplement Death Benefits in other optional riders. In certain instances, however, this additional Death Benefit coverage could be superfluous.




-   Annuitizing your Contract will extinguish this rider.




7. OPTIONAL WITHDRAWAL BENEFITS




A. THE HARTFORD'S PRINCIPAL FIRST PREFERRED




OBJECTIVE




Protect your Premium Payments from poor market performance through annual Benefit Payments until the Benefit Amount is reduced to zero.

46                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------



HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?




This rider protects Premium Payments by guaranteeing annual Benefit Payments until your Benefit Amount, rather than your Contract Value, has been exhausted.




WHEN CAN YOU BUY THIS RIDER?




You may elect this benefit at any time, provided we are still offering this rider for new sales.




For investors purchasing a Contract after the date of this prospectus, the maximum age of any Contract Owner or Annuitant when electing this rider is age
70. For all other investors, the maximum age of any Contract Owner or Annuitant electing this rider is age 85 for non-qualified plans and age 70 for IRA or qualified plans.




DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?




If you elect this rider, you may not elect any optional riders other than MAV Plus (MAV only in applicable states).




HOW IS THE CHARGE FOR THIS RIDER CALCULATED?




The annual charge for this rider is based on your daily Sub-Account Value and is deducted daily. We will continue to deduct The Hartford's Principal First Preferred Charge until we begin to make Annuity Payouts or the rider is revoked.




DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?




Yes. Your Benefit Amount will fluctuate based on subsequent Premium Payments or partial Surrenders. Partial Surrenders in excess of your annual Benefit Payments may also trigger a recalculation of the Benefit Amount and future Benefit Payments. Your Benefit Amount can never be more than $5 million.




IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?




No. You can continue to take Benefit Payments until the Benefit Amount has been depleted. Once the initial Benefit Amount has been determined, we calculate Benefit Payments for the upcoming year. If you elect the rider when purchasing the Contract, your initial Premium Payment is equal to the initial Benefit Amount. If you elect the rider at a later date, your Contract Value, on the date it is added to your Contract, is equal to the initial Benefit Amount. The maximum Benefit Payment is 5% of your Premium Payments. Benefit Payments are available at any time and can be taken on any schedule that you request. Benefit Payments are non-cumulative, which means that your Benefit Payment will not increase in the future if you fail to take your full Benefit Payment for the current Contract Year. For example, if you do not take 5% one Contract Year, you may not take more than 5% the next Contract Year.




If you elect this rider when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you purchase this rider after you purchase your Contract, we count the first year as the time between the date you added this rider to your Contract and your next Contract Anniversary, which could be less than a year.




Any time you make subsequent Premium Payments, we re-calculate your Benefit Amount and annual Benefit Payments. Each time you add a Premium Payment, we increase your Benefit Amount by the amount of the subsequent Premium Payment on a dollar-for-dollar basis. When you make a subsequent Premium Payment, your Benefit Payments will increase by 5% of the amount of the subsequent Premium Payment.




Your Benefit Amount cannot be less than $0 or more than $5 million. Any activities that would otherwise increase the Benefit Amount above this ceiling will not be included for any benefits under this rider.




Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value and Benefit Amount. Each Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your annual Benefit Payment include any applicable Contingent Deferred Sales Charge.




IF, IN ONE YEAR, YOUR SURRENDERS TOTAL MORE THAN YOUR ANNUAL BENEFIT PAYMENT, WE WILL RE-CALCULATE YOUR BENEFIT AMOUNT AND YOUR BENEFIT PAYMENT COULD BE SIGNIFICANTLY LOWER IN THE FUTURE. Any time we re-calculate your Benefit Amount and your Benefit Payment we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.




We recalculate your Benefit Amount by comparing the results of two calculations. First we deduct the amount of the last Surrender from your Contract Value ("New Contract Value") and then we deduct the amount of the last Surrender from the Benefit Amount ("New Benefit Amount"). Then we compare those results:




- If the New Contract Value is more than or equal to the New Benefit Amount, and more than or equal to the Premium Payments invested in the Contract, the Benefit Payment is unchanged.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               47

-------------------------------------------------------------------------------



- If the New Contract Value is more than or equal to the New Benefit Amount, but less than the Premium Payments invested in the Contract, we will recalculate your Benefit Payment. Your Benefit Payment then becomes 5% of your New Contract Value.




- If the New Contract Value is less than the New Benefit Amount, we will recalculate your Benefit Payment. We recalculate the Benefit Payment by comparing the "old" Benefit Payment to the "new" Benefit Payment for the New Benefit Amount and your Benefit Payment becomes the lower of those two values. Your New Benefit Amount is then equal to the New Contract Value.




Please refer to examples 2 - 6 for The Hartford's Principal First Preferred in Appendix I for illustrations regarding recalculation of your Benefit Amount.




If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.




Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on a calendar year basis (i.e., compared to a Contract Year basis), usually beginning after age 70 1/2. These withdrawals are called Required Minimum Distributions ("RMD"). An RMD may exceed your Benefit Payment, which will cause a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future. If you enroll in our Automatic Income Program to satisfy the RMD from the Contract and, as a result, the withdrawals exceed your annual Benefit Payment, we will not recalculate your Benefit Amount or Benefit Payment.




IS THIS RIDER DESIGNED TO PAY YOU A DEATH BENEFIT?




No. However, partial Surrenders will reduce the Standard Death Benefit.




DOES THIS RIDER REPLACE STANDARD DEATH BENEFITS?




No.




CAN YOU REVOKE THIS RIDER?




You may revoke this rider in writing anytime following the earlier of the 5th Contract Year (if elected at issuance) or the 5th anniversary of electing this rider post-issuance or at the time we exercise our right to impose investment restrictions. Annuitizing your Contract instead of receiving Benefit Payments will terminate this rider. We can revoke this rider if you violate the investment restrictions requirements. Once revoked, you cannot reinstate this or any other optional benefit rider and the rider fee will cease.




WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS
RIDER?




Please refer to the discussion above for the effect of partial Surrenders on your Benefit Amount and Benefit Payment. If your Contract Value is reduced to zero due to receiving annual Benefit Payments, and you still have a Benefit Amount, you will continue to receive a Benefit Payment through a fixed Annuity Payout option until your Benefit Amount is depleted. While you are receiving payments under fixed Annuity Payout options, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining Benefit Payments.




You can Surrender your entire Contract Value any time; however, you will receive your Contract Value at the time you request a full Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount that you would have received under this rider.




Please see section 9(C)(2)(d) & 10(F) for more information.




WHAT HAPPENS IF YOU CHANGE OWNERSHIP?




If you change the ownership or assign this Contract to someone other than your Spouse after 12 months of electing this rider, we will recalculate the Benefit Amount and the Benefit Payment may be lower in the future. The Benefit Amount will be recalculated to equal the lesser of:




-   The Benefit Amount immediately prior to the ownership change or assignment;
    or




-   The Contract Value at the time of the ownership change or assignment.




The Benefit Payment will then be reset to 5% of the new Benefit Amount.




See sections 5(a) and 8(b) for additional information.




CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT?




Yes. If the Owner dies and the Beneficiary is the deceased Owner's Spouse at the time of death, the Spouse may continue the Contract and this rider. This right may be exercised only once during the term of the Contract.

48                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------



WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?




You may elect the annuitization option at any time. If you annuitize your Contract, you may choose this payout option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option (called the "PFP Annuity Payout Option"), we will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Owner or the Annuitant should die before the PFP Annuity Payout Period is complete, the remaining payments will be made to the Beneficiary. The PFP Annuity Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options. If you, the joint Owner or Annuitant die before the Annuity Calculation Date and all of the Benefit Payments guaranteed by us have not been made, the Beneficiary may elect to take the remaining Benefit Payments by electing the PFP Payout Option or any of the Death Benefit options offered in your Contract. If the Annuitant dies after the Annuity Calculation Date and before all of the Benefit Payments guaranteed by us have been made, the payments will continue to be made to the Beneficiary. If your Contract Value is reduced to zero, you will receive a fixed Annuity Payout option until your Benefit Amount is depleted.




ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?




Yes. You are not permitted to transfer more than 10% of your Contract Value as of your last Contract Anniversary from the Non-Growth Sub-Accounts to the Growth Sub-Accounts in any one Contract Year. If you transfer more than 10% of your Contract Value, this rider will automatically terminate and all Benefit Payments and this charge will cease. We may add or delete Sub-Accounts from the Non-Growth and Growth Sub-account lists at any time. Currently, we do not enforce this investment transfer restriction. We will provide you 30 days written notice when we elect to enforce this investment transfer restriction.




NON-GROWTH SUB-ACCOUNTS                                                               GROWTH SUB-ACCOUNTS
---------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Asset Allocation Fund                    Wells Fargo Advantage Discovery Fund
  Wells Fargo Advantage C&B Large Cap Value Fund               Wells Fargo Advantage International Core Fund
  Wells Fargo Advantage Equity Income Fund                     Wells Fargo Advantage Large Company Growth Fund
  Wells Fargo Advantage Large Company Core Fund                Wells Fargo Advantage Small Cap Growth Fund
  Wells Fargo Advantage Money Market Fund                      AIM V.I. Capital Appreciation Fund
  Wells Fargo Advantage Multi Cap Value Fund                   AIM V.I. Dent Demographic Trends Fund
  Wells Fargo Advantage Opportunity Fund                       AIM V.I. International Growth Fund
  Wells Fargo Advantage Total Return Bond Fund                 AIM V.I. Small Cap Equity Fund
  AIM V.I. Basic Value Fund                                    AIM V.I. Large Cap Growth Fund
  AIM V.I. Core Equity Fund                                    American Funds Global Small Capitalization Fund
  AIM V.I. Mid Cap Core Equity Fund                            American Funds Global Growth Fund
  AIM V.I. Government Securities Fund                          American Funds Global Growth and Income Fund
  American Funds Asset Allocation Fund                         American Funds Growth Fund
  American Funds Blue Chip Income and Growth Fund              Franklin Small-Mid Cap Fund
  American Funds Bond Fund                                     Franklin Flex Cap Growth Securities Fund
  American Funds Growth-Income Fund                            MFS Emerging Growth Series
  American Funds International Fund                            MFS Global Equity Series
  American Funds New World Fund                                MFS Investors Growth Stock Series
  Franklin Income Securities Fund                              MFS Mid Cap Growth Series
  Franklin Large Cap Growth Securities Fund                    MFS New Discovery Series
  Franklin Large Cap Value Securities Fund                     MFS Research Series
  Franklin Rising Dividends Securities Fund
  Franklin Strategic Income Securities Fund
  Hartford Money Market HLS Fund
  MFS Capital Opportunities Series
  MFS High Income Series
  MFS Investors Trust Series
  MFS Research Bond Series
  MFS Research International Series
  MFS Total Return Series
  MFS Value Series
  Mutual Discovery Securities Fund
  Mutual Shares Securities Fund
  Templeton Developing Markets Securities Fund
  Templeton Foreign Securities Fund
  Templeton Growth Securities Fund

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               49

-------------------------------------------------------------------------------



ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?




No; however, your Benefit Amount cannot be more than $5 million. Any activities that would otherwise increase the Benefit Amount above this ceiling will not be included for any benefits under this rider.




CAN WE AGGREGATE CONTRACTS?




We reserve the right to treat all Contracts issued to you by us or one of our affiliates as one Contract for purposes of this rider. This means that if you purchase two Contracts from us in any twelve month period and elect optional withdrawal benefits in such other Contracts, withdrawals from one Contract may be treated as withdrawals from the other Contract.




OTHER INFORMATION




For examples of how this rider works, see "Appendix I."




This rider may not be appropriate for all investors. Several factors, among others, should be considered:




- The annual percentage used for determining Benefit Payments is not a fixed rate of return. The Contract Value used in the calculation of the Benefit Amount and Benefit Payment is based on the investment performance of your Sub-Accounts.




-   Benefit Payments can't be carried forward from one year to the next.




- Annual Surrenders exceeding 5% accelerate depletion of your Benefit Amount even if you use the Automatic Income Program to meet Required Minimum Distribution requirements. No reliable assumptions can be made that your payments will continue for any particular number of years.




- Additional contributions made to your Contract after withdrawals have begun may not restore the previous amount of Benefit Payments, even if the additional contribution restores the Benefit Amount to the previous Benefit Amount.




- If elected post-issuance, the first one year period will be considered to be the time period between election and the next following Contract Anniversary.




- When the Contract Value is small in relation to the Benefit Amount, Surrenders may have a significant effect on future Benefit Payments.




B. THE HARTFORD'S LIFETIME INCOME FOUNDATION




OBJECTIVE




Protect principal from poor market performance, provide longevity protection through Lifetime Benefit Payments, and ensure a Death Benefit equal to the greater of Premium Payments reduced for partial Surrenders or Contract Value.




HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?




This rider provides two separate but bundled benefits that help achieve this goal. In other words, this rider is a guarantee that you can access two ways:




- LIFETIME WITHDRAWAL BENEFIT. This rider provides a series of Lifetime Benefit Payments payable in each Contract Year following the Relevant Covered Life's 60th birthday, until the first death of any Covered Life ("Single Life Option") or the second death of any Covered Life ("Joint/Spousal Option"). Lifetime Benefit Payments are based on the higher of your Payment Base or Contract Value on each Contract Anniversary multiplied by the applicable Withdrawal Percent. Payments may continue even if the Contract Value has been reduced to below our Minimum Contract Value. The Withdrawal Percent varies based upon the attained age of the Relevant Covered Life as of the Contract Anniversary prior to the first partial Surrender, and the survivor option chosen. Any partial Surrender taken prior to the Contract Anniversary following the Relevant Covered Life's 60th birthday will reduce the Payment Base and your future Lifetime Benefit Payment. Such partial Surrender may potentially eliminate your Lifetime Benefit Withdrawal Guarantee.




- GUARANTEED MINIMUM DEATH BENEFIT. This guaranteed minimum death benefit provides a Death Benefit equal to the greater of Premium Payments reduced for partial Surrenders or Contract Value as of the date due proof of death is received for any Contract Owner or Annuitant. PARTIAL SURRENDERS WILL REDUCE OR ELIMINATE THE GUARANTEED MINIMUM DEATH BENEFIT. THIS GUARANTEED MINIMUM DEATH BENEFIT REPLACES THE STANDARD DEATH BENEFITS PROVIDED UNDER THIS CONTRACT.




WHEN CAN YOU BUY THIS RIDER?




This rider is generally available to new Contracts purchased after the date of this prospectus. You may elect this rider at the time of purchase, or at a later date, if you are eligible to participate in a designated company sponsored exchange program. The benefits comprising this rider may not be purchased separately. This rider may not be available through all Registered Representatives and may be subject to additional restrictions set by your Registered Representative or us. We reserve the right to withdraw this rider at any time.

50                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------



When you buy this rider, you must provide us with certain information about all relevant parties. Based on this information, we will designate the person or people who will be the Covered Life or Covered Lives. For the Single Life Option, the Covered Life is most often the same as the Contract Owner and joint Owner (which could be two different people). In the Joint/Spousal Option, the Covered Life is most often the Contract Owner and his or her Spouse, as joint Owner or Beneficiary.




The attained age(s) of the person or people serving as the "Relevant" Covered Life will be one factor used to establish your Withdrawal Percent. When the Single Life Option is chosen, we use the older Covered Life as the "Relevant" Covered Life; and when the Joint/ Spousal Option is chosen, we use the younger Covered Life as the "Relevant" Covered Life.




A Covered Life must be a living person. If you choose the Joint/Spousal Option, we reserve the right to (a) prohibit non-natural entities from being designated as an Owner, (b) prohibit anyone other than your Spouse from being a joint Owner; and (c) impose other designation restrictions from time to time.




DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?




If you elect this rider, you may not elect any rider other than MAV Plus (MAV only in applicable states).




HOW IS THE CHARGE FOR THIS RIDER CALCULATED?




The fee for this rider is based on your then current Payment Base (not your Contract Value) as of each Contract Anniversary. This charge will automatically be deducted from your Contract Value on your Contract Anniversary AFTER all other financial transactions have been processed and your Anniversary Value and Payment Base have been computed. In the event of a full Surrender, a prorated charge will be deducted from your Surrender Value. The charge for this rider will be withdrawn from each Sub-Account and the Fixed Accumulation Feature in the same proportion that the value of each Sub-Account bears to the total Contract Value. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts. The rider charge may limit access to Fixed Accounts in certain states.




DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?




Your initial Payment Base equals your initial Premium Payment. Payment Base will fluctuate based on subsequent Premium Payments and partial Surrenders. Your Payment Base will be adjusted in the future through your actions. Your Payment Base can never be less than $0 or more than $5 million. Any activities that would otherwise increase the Payment Base above this ceiling will not be included for any benefits under this rider. The Payment Base will be recalculated based on certain changes in Covered Lives as discussed below.




- Subsequent Premium Payments. Subsequent Premium Payments increase your Payment Base on a dollar-for-dollar basis.




- Partial Surrenders. Partial Surrenders may trigger a recalculation of the Payment Base depending on (a) whether the partial Surrender takes place prior or during an Eligible Withdrawal Year, and (b) if the aggregate amount of the partial Surrenders during any Contract Year exceeds the applicable bench mark as discussed below:




    A. If cumulative partial Surrenders taken during any Contract Year and prior to an Eligible Withdrawal Year are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Payment Base on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are greater than the Threshold (subject to rounding), then we will reduce the Payment Base on a (i) dollar-for-dollar basis up to the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.




    B.  If cumulative partial Surrenders during an Eligible Withdrawal Year are
        (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy Required Minimum Distributions ("RMD"); then the cumulative partial Surrender will not reduce the Payment Base.




    C. For any partial Surrender that causes cumulative partial Surrenders in an Eligible Withdrawal Year to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Payment Base on a proportionate basis for the amount in excess of the Lifetime Benefit Payment.




Partial Surrenders taken during any Contract Year that cumulatively exceed the Annual Withdrawal Amount but do not exceed the Lifetime Benefit Payment will be free of any applicable Contingent Deferred Sales Charge.




Partial Surrenders will diminish the Guaranteed Minimum Death Benefit. Please refer to the Examples in Appendix I for a more complete description of these effects.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               51

-------------------------------------------------------------------------------



IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?




Yes. However, your Withdrawal Percent, and therefore the amount of your Lifetime Benefit Payment, is dependent upon when you take your first partial Surrender. For instance,




- If you take your first partial Surrender before an Eligible Withdrawal Year, your Withdrawal Percent will never increase above 5% Single Life Option 4 1/2% Joint/Spousal option for the remaining duration of your Contract.




- If you take your first partial Surrender during an Eligible Withdrawal Year, your Withdrawal Percent will never increase above the Withdrawal Percent corresponding with the attained age of the Relevant Covered Life as of the Contract Anniversary prior to the first partial Surrender. If such a partial Surrender took place during the first Contract Year, we will use the attained age of the Relevant Covered Life as of Contract issue date to set the Withdrawal Percent. Once the Withdrawal Percent has been established, it will not change for the remaining duration of your Contract. In other words, prior to the Relevant Covered Life turning 80, the longer the first partial Surrender is delayed, the higher your Withdrawal Percent shall be.




     ATTAINED AGE OF RELEVANT COVERED                WITHDRAWAL PERCENT
     LIFE ON THE CONTRACT ANNIVERSARY         SINGLE LIFE         JOINT/SPOUSAL
   PRIOR TO THE FIRST PARTIAL SURRENDER          OPTION               OPTION
--------------------------------------------------------------------------------
                  60 - 64                         5.0%                 4.5%
                  65 - 69                         5.5%                 5.0%
                  70 - 74                         6.0%                 5.5%
                  75 - 79                         6.5%                 6.0%
                    80+                           7.0%                 6.5%





Your Withdrawal Percent may change based on a permissible Covered Life change as mentioned below. If you choose to receive less than your full Lifetime Benefit Payment in any Contract Year; you will not be able to carry remaining amounts forward to future Contract Years.




IS THIS RIDER DESIGNED TO PAY YOU A DEATH BENEFIT?




Yes. This Guaranteed Minimum Death Benefit guarantees that we will pay a Death Benefit equal to the greater of Premium Payments reduced for partial Surrenders or Contract Value as of the date we receive due proof of death of the Contract Owner(s) or Annuitant. Termination of this rider will result in the rescission of the Guaranteed Minimum Death Benefit and result in your Beneficiary receiving the Contract Value as of the date we receive due proof of death. Partial Surrenders will affect the Guaranteed Minimum Death Benefit as follows:




    A. If cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are greater than the Threshold (subject to rounding), we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.




    B.  If cumulative partial Surrenders during an Eligible Withdrawal Year are
        (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy Required Minimum Distributions ("RMD"); then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis.




    C. For any partial Surrender that causes cumulative partial Surrenders in an Eligible Withdrawal Year to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Lifetime Benefit Payment, and (ii) proportionate basis for the amount in excess of the Lifetime Benefit Payment.




Please refer to the section labeled "CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT" for more information on the continuation of the Lifetime Benefit Payments by your Spouse.




DOES THIS RIDER REPLACE THE STANDARD DEATH BENEFIT?




Yes.




CAN YOU REVOKE THIS RIDER?




Yes. Anytime following the earlier of Spousal continuation or the 5th Contract Year, the Contract Owner may also elect to revoke the Lifetime Withdrawal Benefits whereupon we will deduct one last pro-rated fee for this rider and only the Guaranteed Minimum Death Benefit shall continue to apply. Certain changes in the Covered Life will also constitute a revocation of the Withdrawal Benefits.

52                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------



In the event that this rider is terminated, whether as a result of your actions or ours, your Lifetime Benefit Payments will cease; your Payment Base will be eliminated, the Guaranteed Minimum Death Benefit will then be equal to the Contract Value, and you will not be allowed to elect any other optional benefit rider.




WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS
RIDER?




Please refer to the discussion above for the effect of partial Surrenders on your Payment Base, Guaranteed Minimum Death Benefit and Lifetime Benefit Payments. You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value with any applicable charges deducted and not the Payment Base or any Lifetime Benefit Payment that you would have received under this rider. If Your Contract Value is reduced below our Minimum Contract Value rules in effect on a particular Valuation Day, and your Lifetime Benefit Payment amount remains greater than zero, then we will consider this date as your Annuity Commencement Date and we will no longer accept subsequent Premium Payments.




WHAT HAPPENS IF YOU CHANGE OWNERSHIP?




Inasmuch as this rider is affected only by changes to the Covered Life, only these types of changes are discussed below. We reserve the right to approve all Covered Life changes. Certain approved changes in the designation of the Covered Life may cause a re-calculation of the benefits. Covered Life changes also allow us, in our discretion, to impose investment restrictions, as described below.




Any Covered Life change made within the first 6 months from the Contract Issue date will have no impact on the Payment Base or Guaranteed Minimum Death Benefit as long as each succeeding Covered Life is less than the maximum age limitation of the rider at the time of the change. The Withdrawal Percent and Lifetime Benefit Payment will thereafter change based on the age of the new Relevant Covered Life.




After the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and partial Surrenders have not yet been taken, in the event that you and your Spouse become legally divorced, you may add a new Spouse to the Contract. Provided that the age limitation of the rider is not exceeded, the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will recalculate your Withdrawal Percent based on the age of the younger Covered Life as of the date of the change.




Alternatively, if after the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and partial Surrenders have been taken, in the event that you and your Spouse become legally divorced, you may only remove your ex-Spouse from the Contract whereupon the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the remaining Covered Life as of the date of the change.




You may not convert your Joint/Spousal Option election to a Single Life Option. In addition, after the first six months following the Contract issue date, if any Covered Life change takes place that is not due to a divorce, then we will:




    A. If the older Covered Life after the change is equal to or less than the maximum age limitation of the rider at the time of the change, then we will revoke the Withdrawal Benefits of this rider and continue the Guaranteed Minimum Death Benefit only. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter.




    B. If the older Covered Life after the change exceeds the maximum age limitation of the rider at the time of the change, or we no longer offer this rider, then the rider will terminate. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.




If you elected the Single Life Option and any Covered Life changes after the first 6 months from Contract Issue date, then we will either:




    A. If we no longer offer this rider, we will continue the Guaranteed Minimum Death Benefit after resetting this benefit to the lower of the then applicable Guaranteed Minimum Death Benefit or Contract Value on the effective date of the Covered Life change; whereupon the Withdrawal Benefit will terminate. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter; or




    B. If we offer this rider and: (i) if partial Surrenders have been taken prior to the first Contract Anniversary, then we will use the attained age of the oldest Covered Life as of the rider effective date to reset the Withdrawal Percent, or (ii) if partial Surrenders have not been taken prior to the first Contract Anniversary, then we will use the attained age of the older Covered Life as of the Contract Anniversary prior to the first partial Surrender to reset the Withdrawal Percent. The foregoing notwithstanding, the Payment Base will be recalculated to be the lesser of the Contract Value or the Payment Base effective on the date of the change. The Guaranteed Minimum Death Benefit will be recalculated to be the lesser of the Contract Value or the Guaranteed Minimum Death Benefit effective on the date of the change; or




    C. If we offer this rider and the older Covered Life after the change exceeds the maximum age limitation of this rider at the time of the change; the rider will be terminated and removed from the Contract. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               53

-------------------------------------------------------------------------------



If the rider is no longer available for sale, we will determine the issue age limitation of the rider on a non-discriminatory basis.




The following tables illustrate only some of the various changes and the resulting outcomes associated with deaths of the Contract Owner(s) or Annuitant before and after the Annuity Commencement Date.




SINGLE LIFE OPTION ELECTION




IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving             The Annuitant is living or       Joint Contract Owner receives
                                 non-spousal Contract Owner       deceased                         the Death Benefit and this
                                                                                                   rider terminates
Contract Owner                   There is a surviving spousal     The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit and this
                                                                                                   rider can continue under
                                                                                                   Spousal continuation
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Designated
                                 Owner                            deceased                         Beneficiary receives the Death
                                                                                                   Benefit
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Estate
                                 Owner or Beneficiary             deceased                         receives the Death Benefit
Annuitant                        Contract Owner is living         There is no Contingent           Contract continues, no Death
                                                                  Annuitant and the Contract       Benefit is paid, and this rider
                                                                  Owner becomes the Contingent     continues
                                                                  Annuitant
Annuitant                        Contract Owner is living         There is no Contingent           Rider terminates and Contract
                                                                  Annuitant and the Contract       Owner receives the Death
                                                                  Owner waives their right to      Benefit
                                                                  become the Contingent Annuitant
Annuitant                        Contract Owner is Living         Contingent Annuitant is Living   Contingent Annuitant becomes
                                                                                                   the Annuitant and the Contract
                                                                                                   and this rider continues
Annuitant                        Contract Owner is any            There is no Contingent           Contract Owner receives Death
                                 non-natural entity               Annuitant                        Benefit and this rider
                                                                                                   terminates





JOINT/SPOUSAL ELECTION:




IF  THE DECEASED IS . . .                   AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving Contract    The Annuitant is living or       The surviving Contract Owner
                                 Owner                            deceased                         continues the Contract and
                                                                                                   rider; we will increase the
                                                                                                   Contract Value to the Death
                                                                                                   Benefit value
Contract Owner                   There is no surviving Contract   The spouse is the sole primary   Follow spousal continuation
                                 Owner                            beneficiary                      rules for joint life elections
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates and Contract
                                 Owner or Beneficiary             deceased                         Owner's estate receives the
                                                                                                   Death Benefit
Annuitant                        The Contract Owner is living     There is a Contingent Annuitant  The Rider continues; upon the death of the last surviving
                                                                                                   Covered Life, the rider will
                                                                                                   terminate.





CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT?




-   SINGLE LIFE OPTION:




If a Covered Life dies and the Beneficiary is the deceased Covered Life's Spouse at the time of death, such Spouse may continue the Contract. We will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater. The Covered Life will be

54                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------



re-determined on the date of Spousal continuation. If the new Covered Life is less than age 81 at the time of the Spousal continuation, and the rider is still available for sale, the Payment Base and the Guaranteed Minimum Death Benefit will be set equal to the Contract Value, the Withdrawal Percent will be recalculated based on the age of the older remaining Covered Life on the effective date of the Spousal continuation. If the Spouse elects to continue the Contract and this rider, we will continue the rider with respect to all Lifetime Withdrawal Benefits at the charge that is currently being assessed for new sales of this rider at the time of continuation. If the new Covered Life is 81 or older at the time of the Spousal continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will be equal to the Contract Value.




If we are no longer offering this rider at the time of Spousal continuation, we will revoke the Lifetime Withdrawal Benefit, the Guaranteed Minimum Death Benefit will be set equal to the Contract Value and the rider charge will no longer be assessed.




-   JOINT/SPOUSAL OPTION:




This rider is designed to facilitate the continuation of your rights under this rider by your Spouse through the inclusion of a Joint/ Spousal Option. If a Covered Life dies and the Spouse elects to continue the Contract, we will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater. If the Spouse elects to continue the Contract and this rider, we will continue the rider with respect to all benefits at the current rider charge. The benefits will be reset as follows:




- The Payment Base will be equal to the greater of Contract Value or the Payment Base on the Spousal continuation date;




- The Guaranteed Minimum Death Benefit will be equal to the Contract Value on the Spousal continuation date;




- The Withdrawal Percent will remain at the current percentage if partial Surrenders have commenced; otherwise the Withdrawal Percent will be based on the attained age of the remaining Covered Life on the Contract Anniversary prior to the first partial Surrender; and




- The Lifetime Benefit Payment will be recalculated to equal the Withdrawal Percent multiplied by the greater of the Contract Value or Payment Base on the date of Spousal continuation.




The remaining Covered Life can not name a new Owner of the Contract. Any new beneficiary that is added to the Contract will not be taken into consideration as a Covered Life. The rider will then terminate upon the death of the remaining Covered Life.




If the Spouse elects to continue the Contract and revoke the Lifetime Withdrawal Benefit, we will assess the charge on the revocation date and it will no longer be assessed thereafter. The Covered Life will be re-determined on the date of Spousal continuation for purposes of the Guaranteed Minimum Death Benefit. If the age of the Covered Life is greater than the age limitation of the rider at the time of Spousal continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will equal the Contract Value.




Please refer to Appendix B for more information.




WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?




If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value and will not be able to elect any of the annuitization options allowed under this rider. If your Contract reaches the Annuity Commencement Date, the Contract must be annuitized unless we agree to extend the Annuity Commencement Date, in our sole discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules or, alternatively, under the rules applicable when the Contract Value is below our Minimum Contract Value then in effect.




If your Contract Value is reduced below our Minimum Contract Value then in effect, your Annuity Commencement Date will be attained and we will no longer accept subsequent Premium Payments. We will then issue you a payout annuity. You may elect the frequency of your payments from those offered by us at such time, but will not be less frequently than annually.




-   SINGLE LIFE OPTION:




If you have elected the Single Life Option, we will issue you a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the Covered Life determined at Annuity Commencement Date. We treat the Covered Life as the Annuitant for this payout option. If there is more than one Covered Life, then the lifetime portion will be based on both Covered Lives. The Covered Lives will be the Annuitant and joint Annuitant for this payout option. The lifetime portion will terminate on the first death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit under this rider.




If the older Annuitant is age 59 or younger, we will automatically defer the date the payments begin until the anniversary after the older Annuitant attains age 60 and is eligible to receive payments in a fixed dollar amount until the later of the death of any Annuitant or a minimum number of years.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               55

-------------------------------------------------------------------------------



If the Annuitant is alive and the older Annuitant is age 60 or older, you will receive payments in a fixed dollar amount until the later of the death of any Annuitant or a period certain.




The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of any Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of your Withdrawal Percent or 5%. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of any Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.




This option may not be available if the Contract is issued to qualify under
Section 401, 403, 408, or 457 of the Code. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.




-   JOINT/SPOUSAL OPTION:




If you have elected the Joint/Spousal Option and both Spouses are alive, we will issue you a Fixed Joint & Survivor Lifetime and Period Certain Payout. If only one Spouse is alive, we will issue a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the surviving Covered Life. The Covered Lives will be the Annuitant and Joint Annuitant for this payout option. The lifetime benefit will terminate on the last death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit.




If the younger Annuitant is alive and age 59 or younger, we will automatically defer the date that payments begin until the anniversary after the younger Annuitant attains age 60 and is eligible to receive payments in a fixed dollar amount until the death of the last surviving Annuitant or a period certain.




If the Annuitant is alive and the younger Annuitant is age 60 or older, you will receive payments in a fixed dollar amount until the later of the death of the last surviving Annuitant or a minimum number of years.




The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of the last Surviving Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of Withdrawal Percent or 4 1/2%. Therefore, the higher your then remaining Guaranteed Minimum Death Benefit is at the time of annuitization, the longer the time period you will be entitled to receive annuitization payments. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of the last surviving Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.




These options may not be available if the Contract is issued to qualify under Code Sections, 401, 403, 408, or 457. For such Contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.




ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?




We reserve the right to limit the Sub-Accounts into which you may allocate your Contract Value on and after the effective date of a Covered Life change. We may prohibit investment in any Sub-Account; require you to allocate your Contract Value in one of a number of asset allocation models, investment programs or fund of funds Sub-Accounts. Any transfers required to reallocate Contract Value will not be used in determining the number of transfers allowed during a Contract Year. If the restrictions are violated, the Withdrawal Benefit will be revoked but the Guaranteed Minimum Death Benefit will continue to apply.




ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?




OUR APPROVAL IS REQUIRED ON ALL SUBSEQUENT PREMIUM PAYMENTS RECEIVED AFTER THE FIRST TWELVE MONTHS. We will not accept any subsequent Premium Payment which brings the total of such cumulative subsequent Premium Payments to in excess of $100,000 without prior approval. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments.




CAN WE AGGREGATE CONTRACTS?




For purposes of determining the Payment Base and Premium Payment limits, we reserve the right to treat as one all deferred variable annuity Contracts issued by us where you have elected any optional withdrawal benefit rider. If we elect to aggregate Contracts, we will change the period over which we measure Surrenders against future Lifetime Benefit Payments.

56                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------



We will treat the effective date of our aggregation election until the end of the applicable calendar year as a Contract Year for the purposes of the Lifetime Benefit Payment limit. A pro-rata rider fee will be taken at the end of that calendar year. After the first calendar year following aggregation, the Lifetime Benefit Payment limits will be aggregated and will thereafter be set on a calendar year (i.e., January 1 Contract Anniversary) basis. The rider fee then in effect will be taken at the end of each new Contract Anniversary.




OTHER INFORMATION




For examples of how this rider works, please see "Appendix I."




- The benefits under this rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate this rider and allow us to terminate the rider.




- Your annual Lifetime Benefit Payment may fluctuate based on changes in the Payment Base and Contract Value. The Payment Base is sensitive to partial Surrenders in excess of the Lifetime Benefit Payment/Threshold. It is therefore possible that Surrenders and subsequent Premium Payments within the same Contract Year, whether or not equal to one another, can result in lower Lifetime Benefit Payments.




- Annuitizing your Contract, whether voluntary or not, will impact and possibly eliminate these "lifetime" benefits. First, you may no longer invest additional Premium Payments. Second, any death benefit, whether standard or optional, will immediately terminate. Third, any Guaranteed Minimum Withdrawal Benefit guarantees you elect may end. In cases where you are required to annuitize (because you reach the Annuity Commencement Date or your Guaranteed Minimum Withdrawal Benefit requires annuitization because the Contract Value has fallen below our minimum Contract Value then in effect), lifetime annuitization payments may equal (or possibly exceed) Lifetime Benefit Payments. However, where you elect to annuitize before a required Annuity Commencement Date, lifetime annuitization payments might be less than the income guaranteed by your Guaranteed Minimum Withdrawal Benefit.




- Even though this rider is designed to provide "living benefits," you should not assume that you will necessarily receive "payments for life" if you have violated any of the terms of this rider.




- The amount of the Withdrawal Percent used to compute your Lifetime Benefit Payment is frozen based on the date of the first partial Surrender.




- The determination of the "Relevant" Covered Life is established by the Company and is critical to the determination of many important benefits such as the Withdrawal Percent used to set Lifetime Benefit Payments. Applicants should confirm this determination and be sure they fully appreciate its importance before investing.




- We may terminate this rider post-election based on your violation of benefit rules and may otherwise withdraw this rider for new sales at any time.




- Because these benefits are bundled and interdependent upon one another, there is a risk that you may ultimately pay for benefits that you may never get to use.




- Electing this rider as part of an investment program involving a qualified plan may not make sense unless, for instance, features of this Contract such as Lifetime Withdrawal Benefits and access to underlying Funds outweigh the absence of additional tax advantages from a variable annuity.




- You may select this rider only at the time of sale and once you do so, you may not add any other optional withdrawal benefits during the time you own this Contract. If you elect this rider you will not be able to elect Standard Death Benefits or optional riders other than MAV Plus.




- When the Single Life Option is chosen, your Spouse may find continuation of this rider to be unavailable or unattractive after the death of the Covered Life. Continuation of the benefits available in this rider is dependent upon its availability at the time of death of the first Covered Life and will be subject to then prevailing charges.




- The Joint/Spousal Option: provides that if you and your Spouse are no longer married for any reason other than death, the removal and replacement of your Spouse will constitute a Covered Life change. This can result in the resetting of all benefits under this rider.




- Certain Covered Life changes may result in a reduction, recalculation or forfeiture of benefits.




-   This rider may not be suitable if a Covered Life is under attained age 60.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               57

-------------------------------------------------------------------------------



C. THE HARTFORD'S LIFETIME INCOME BUILDER II




OBJECTIVE




Protect your investment from poor market performance through potential annual automatic Payment Base increases, provide longevity protection through Lifetime Benefit Payments, and ensure a Death Benefit equal to the greater of Premium Payments reduced for partial Surrenders or Contract Value.




HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?




This rider provides two separate but bundled benefits that help achieve this goal. In other words, this rider is a guarantee that you can access two ways:




- LIFETIME WITHDRAWAL BENEFIT. This rider provides a series of Lifetime Benefit Payments payable in each Contract Year following the Relevant Covered Life's 60th birthday, until the first death of any Covered Life ("Single Life Option") or until the second death of any Covered Life ("Joint/Spousal Option"). Lifetime Benefit Payments are based on the higher of your Payment Base or Contract Value on each Contract Anniversary, as adjusted by annual Payment Base increases, multiplied by the applicable Withdrawal Percent. Payments may continue even if the Contract Value has been reduced to below our Minimum Contract Value. The Withdrawal Percent varies based upon the attained age of the Relevant Covered Life as of the Contract Anniversary prior to the first partial Surrender, and the survivor option chosen. Any partial Surrender taken prior to the Contract Anniversary following the Relevant Covered Life's 60th birthday will reduce the Payment Base and your future Lifetime Benefit Payment. Such partial Surrender may potentially eliminate your Lifetime Benefit Withdrawal Guarantee.




- GUARANTEED MINIMUM DEATH BENEFIT. This guaranteed minimum death benefit provides a Death Benefit equal to the greater of Premium Payments reduced for Partial Surrenders or Contract Value as of the date due proof of death is received for any Contract Owner or Annuitant. PARTIAL SURRENDERS WILL REDUCE OR ELIMINATE THE GUARANTEED MINIMUM DEATH BENEFIT. THIS GUARANTEED MINIMUM DEATH BENEFIT REPLACES THE STANDARD DEATH BENEFITS PROVIDED UNDER THIS CONTRACT.




WHEN CAN YOU BUY THIS RIDER?




This rider is generally available to new Contracts purchased after the date of this prospectus. You may elect this rider at the time of purchase, or at a later date, if you are eligible to participate in a designated company sponsored exchange program. The benefits comprising this rider may not be purchased separately. This rider may not be available through all Registered Representatives and may be subject to additional restrictions set by your Registered Representative or us. We reserve the right to withdraw this rider at any time.




When you buy this rider, you must provide us with certain information about all relevant parties. Based on this information, we will designate the person or people who will initially be the Covered Life or Covered Lives. For the Single Life Option, the Covered Life is most often the same as the Contract Owner and joint Owner (which could be two different people). In the Joint/Spousal Option, the Covered Life is most often the Contract Owner and his or her Spouse, as joint Owner or Beneficiary.




The attained age(s) of the person or people serving as the "Relevant" Covered Life will be one factor used to establish your Withdrawal Percent. When the Single Life Option is chosen, we use the older Covered Life as the "Relevant" Covered Life; and when the Joint/ Spousal Option is chosen, we use the younger Covered Life as the "Relevant" Covered Life.




A Covered Life must be a living person. If you choose the Joint/Spousal Option, we reserve the right to (a) prohibit non-natural entities from being designated as an Owner, (b) prohibit anyone other than your Spouse from being a joint Owner; and (c) impose other designation restrictions from time to time.




DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?




If you elect this rider, you may not elect any rider other than MAV Plus (MAV only in applicable states).




HOW IS THE CHARGE FOR THIS RIDER CALCULATED?




The fee for this rider is based on your then current Payment Base (not your Contract Value) as of each Contract Anniversary. This charge will automatically be deducted from your Contract Value on your Contract Anniversary AFTER all other financial transactions have been processed and your Anniversary Value and Payment Base have been computed. In the event of a full Surrender, a prorated charge will be deducted from your Surrender Value. The charge for this rider will be withdrawn from each Sub-Account and the Fixed Accumulation Feature in the same proportion that the value of each Sub-Account bears to the total Contract Value. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts. The rider charge may limit access to Fixed Accounts in certain states.

58                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------



We reserve the right to increase the charge for this rider up to a maximum rate of 0.75% any time on or after the fifth anniversary of electing this rider or five years from the date from which we last notified you of a fee increase, whichever is later. The fee increase will only apply if you are eligible for future automatic Payment Base increases. Any future fee increase will be based on the charge that we are then currently charging other customers who have not previously elected this rider. If we cease sales of this rider, we will predetermine the rider charge on a non-discriminatory basis. Fee increases will not apply if (a) the age of the Relevant Covered Life is 80 or older; or (b) you notify us in writing of your election to permanently waive automatic Payment Base increases This fee may not be the same as the fee that we charge new purchasers or the fee we set before we cease offering this rider. In no event will this charge exceed 0.75% annually.




Subject to the foregoing limitation, we also reserve the right to charge a different fee for this rider to any new Contract Owners as a result of a change of Covered Life. Unless exempt, we will automatically deduct rider fees, as they may be increased from time to time.




We may offer a lower fee to customers who agree to participate in any asset allocation models, investment programs, or fund-of-funds we may designate from time to time.




DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?




Your initial Payment Base equals your initial Premium Payment. Your Payment Base will be adjusted in the future through your actions. Your Payment Base will fluctuate based on subsequent Premium Payments and partial Surrenders as well as automatic Payment Base increases. Your Payment Base can never be less than $0 or more than $5 million. Any activities that would otherwise increase the Payment Base above this ceiling will not be included for any benefits under this rider. The Payment Base will be recalculated based on certain changes in Covered Lives as discussed below.




- Automatic Payment Base increases. Your Payment Base may fluctuate based on annual "automatic Payment Base increases." You will be qualified for annual automatic Payment Base increases commencing on your first Contract Anniversary. Automatic Payment Base increases will cease upon the earlier of the Annuity Commencement Date or the Contract Anniversary immediately following the Relevant Covered Life's attained age of 80. Automatic Payment Base increases are based on your then current Anniversary Value (prior to the rider charge being taken) divided by your Maximum Contract Value and then reduced by 1. In no event will this factor be less than 0% or greater than 10%. Automatic Payment Base increases will not take place if the investment performance of your Sub-Accounts is neutral or negative. Please refer to The Hartford's Lifetime Income Builder II example 7 in Appendix I.




- Subsequent Premium Payments. Subsequent Premium Payments increase your Payment Base on a dollar-for-dollar basis.




- Partial Surrenders. Partial Surrenders may trigger a recalculation of the Payment Base depending on (a) whether the partial Surrender takes place prior or during an Eligible Withdrawal Year, and (b) if the cumulative amount of all partial Surrenders during any Contract Year exceeds the applicable bench mark as discussed below:




    A. If cumulative partial Surrenders taken during any Contract Year and prior to an Eligible Withdrawal Year are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Payment Base on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are greater than the Threshold (subject to rounding), then we will reduce the Payment Base on a (i) dollar-for-dollar basis up to the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.




    B.  If cumulative partial Surrenders during an Eligible Withdrawal Year are
        (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy Required Minimum Distributions ("RMD"); then the cumulative partial Surrender will not reduce the Payment Base.




    C. For any partial Surrender that first causes cumulative partial Surrenders in an Eligible Withdrawal Year to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Payment Base on a proportionate basis for the amount in excess of the Lifetime Benefit Payment.




Partial Surrenders taken during any Contract Year that cumulatively exceed the Annual Withdrawal Amount but do not exceed the Lifetime Benefit Payment will be free of any applicable Contingent Deferred Sales Charge.




Partial Surrenders will diminish the Guaranteed Minimum Death Benefit. Please refer to the Examples in Appendix I for a more complete description of these effects.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               59

-------------------------------------------------------------------------------



IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?




Yes. However, your Withdrawal Percentage and therefore the amount of your Lifetime Benefit Payment, is dependent upon when you take your first partial Surrender. For instance,




- If you take your first partial Surrender before an Eligible Withdrawal Year, your Withdrawal Percent will never increase above 5% Single Life Option 4 1/2% Joint/Spousal option for the remaining duration of your Contract.




- If you take your first partial Surrender during an Eligible Withdrawal Year, your Withdrawal Percent will never increase above the Withdrawal Percent corresponding with the attained age of the Relevant Covered Life as of the Contract Anniversary prior to the first partial Surrender. If such a partial Surrender took place during the first Contract Year, we will use the attained age of the Relevant Covered Life as of Contract issuance to set the Withdrawal Percent. Once the Withdrawal Percent has been established, it will not change for the remaining duration of your Contract. In other words, prior to the Relevant Covered Life turning 80, the longer the first partial Surrender is delayed, the higher your Withdrawal Percent shall be.


     ATTAINED AGE OF RELEVANT COVERED                WITHDRAWAL PERCENT
     LIFE ON THE CONTRACT ANNIVERSARY         SINGLE LIFE         JOINT/SPOUSAL
   PRIOR TO THE FIRST PARTIAL SURRENDER.         OPTION               OPTION
--------------------------------------------------------------------------------
                  60 - 64                         5.0%                 4.5%
                  65 - 69                         5.5%                 5.0%
                  70 - 74                         6.0%                 5.5%
                  75 - 79                         6.5%                 6.0%
                    80+                           7.0%                 6.5%






Your Withdrawal Percent may change based on a permissible Covered Life change as mentioned below. If you choose to receive less than your full Lifetime Benefit Payment in any Contract Year; you will not be able to carry remaining amounts forward to future Contract Years.




IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?




Yes. This Guaranteed Minimum Death Benefit guarantees that we will pay a Death Benefit equal to the greater of Premium Payments reduced for partial Surrenders or Contract Value as of the date we receive due proof of death of the Contract Owner(s) or Annuitant. Termination of this rider will result in the rescission of the Guaranteed Minimum Death Benefit and result in your Beneficiary receiving the Contract Value as of the date we receive due proof of death. Partial Surrenders will affect the Guaranteed Minimum Death Benefit as follows:




    A. If cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are greater than the Threshold (subject to rounding), then we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.




    B.  If cumulative partial Surrenders during an Eligible Withdrawal Year are
        (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy Required Minimum Distributions ("RMD"); then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis.




    C. For any partial Surrender that causes cumulative partial Surrenders in an Eligible Withdrawal Year to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Lifetime Benefit Payment, and (ii) proportionate basis for the amount in excess of the Lifetime Benefit Payment.




Please refer to the section labeled "CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT" for more information on the continuation of the Lifetime Benefit Payments by your Spouse.




DOES THIS RIDER REPLACE THE STANDARD DEATH BENEFIT?




Yes.




CAN YOU REVOKE THIS RIDER?




No. In the event that this rider is terminated by us, your Lifetime Benefit Payments will cease; your Payment Base, including any automatic Payment Base increases will be eliminated, the Guaranteed Minimum Death Benefit will then be equal to the Contract Value, and you will not be allowed to elect any other optional benefit rider.

60                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------



WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS
RIDER?




Please refer to the discussion above for the effect of partial Surrenders on your Payment Base, Guaranteed Minimum Death Benefit and Lifetime Benefit Payments. You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value with any applicable charges deducted and not the Payment Base or any Lifetime Benefit Payment that you would have received under this rider. If Your Contract Value is reduced below our Minimum Contract Value rules in effect on a particular Valuation Day, and your Lifetime Benefit Payment amount remains greater than zero, then we will consider this date as your Annuity Commencement Date and we will no longer accept subsequent Premium Payments.




WHAT HAPPENS IF YOU CHANGE OWNERSHIP?




Inasmuch as this rider is affected only by changes to the Covered Life, only these types of changes are discussed below. We reserve the right to approve all Covered Life changes. Certain approved changes in the designation of the Covered Life may cause a re-calculation of the benefits. Covered Life changes also allow us, in our discretion, to impose investment restrictions, as described below.




Any Covered Life change made within the first 6 months from the Contract Issue date will have no impact on the Payment Base or Guaranteed Minimum Death Benefit as long as each succeeding Covered Life is less than the maximum age limitation of the rider at the time of the change. The Withdrawal Percent and Lifetime Benefit Payment will thereafter change based on the age of the new relevant Covered Life.




After the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and partial Surrenders have not yet been taken, in the event that you and your Spouse become legally divorced, you may add a new Spouse to the Contract. Provided that the age limitation of the rider is not exceeded, the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the younger Covered Life as of the date of the change.




Alternatively, if after the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and Surrenders have been taken, in the event that you and your Spouse become legally divorced, you may only remove your ex-Spouse from the Contract whereupon the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the remaining Covered Life as of the date of the change.




You may not convert your Joint/Spousal Option election to a Single Life Option. In addition, after the first six months following the Contract issue date, if any Covered Life change takes place that is not due to a divorce, then we will:




    A. If the older Covered Life after the change is equal to or less than the maximum age limitation of the rider at the time of the change, then we will revoke the Withdrawal Benefits of this rider and continue the Guaranteed Minimum Death Benefit only. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter.




    B. If the older Covered Life after the change exceeds the maximum age limitation of the rider at the time of the change, or we no longer offer this rider, then the rider will terminate. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.




If you elected the Single Life Option and any Covered Life changes after the first 6 months from Contract Issue date, then we will either:




    A. If we no longer offer this rider, we will continue the Guaranteed Minimum Death Benefit after resetting this benefit to the lower of the then applicable Guaranteed Minimum Death Benefit or Contract Value on the effective date of the Covered Life change; whereupon the Withdrawal Benefit will terminate. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter; or




    B. If we offer this rider and: (i) if partial Surrenders have been taken prior to the first Contract Anniversary, then we will use the attained age of the oldest Covered Life as of the rider effective date to reset the Withdrawal Percent, or (ii) if partial Surrenders have not been taken prior to the first Contract Anniversary, then we will use the attained age of the older Covered Life as of the Contract Anniversary prior to the first partial Surrender to reset the Withdrawal Percent. The foregoing notwithstanding, the Payment Base will be recalculated to be the lesser of the Contract Value or the Payment Base effective on the date of the change. The Guaranteed Minimum Death Benefit will be recalculated to be the lesser of the Contract Value or the Guaranteed Minimum Death Benefit effective on the date of the change. The Maximum Contract Value will be recalculated to equal the Contract Value on the date of the change; or




    C. If we offer this rider and the older Covered Life after the change exceeds the maximum age limitation of this rider at the time of the change; the rider will be terminated and removed from the Contract. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.




If the rider is no longer available for sale, we will determine the issue age limitation of the rider on a non-discriminatory basis.




The following tables illustrate only some of the various changes and the resulting outcomes associated with deaths of the Contract Owner(s) or Annuitant before and after the Annuity Commencement Date.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               61

-------------------------------------------------------------------------------



SINGLE LIFE OPTION ELECTION:




IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving             The Annuitant is living or       Joint Contract Owner receives
                                 non-spousal Contract Owner       deceased                         the Death Benefit and this
                                                                                                   rider terminates
Contract Owner                   There is a surviving spousal     The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit and this
                                                                                                   rider can continue under
                                                                                                   Spousal continuation
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Designated
                                 Owner                            deceased                         Beneficiary receives the Death
                                                                                                   Benefit
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Estate
                                 Owner or Beneficiary             deceased                         receives the Death Benefit
Annuitant                        Contract Owner is living         There is no Contingent           Contract continues, no Death
                                                                  Annuitant and the Contract       Benefit is paid, and this rider
                                                                  Owner becomes the Contingent     continues
                                                                  Annuitant
Annuitant                        Contract Owner is living         There is no Contingent           Rider terminates and Contract
                                                                  Annuitant and the Contract       Owner receives the Death
                                                                  Owner waives their right to      Benefit
                                                                  become the Contingent Annuitant
Annuitant                        Contract Owner is Living         Contingent Annuitant is Living   Contingent Annuitant becomes
                                                                                                   the Annuitant and the Contract
                                                                                                   and this rider continues
Annuitant                        Contract Owner is any            There is no Contingent           Contract Owner receives Death
                                 non-natural entity               Annuitant                        Benefit and this rider
                                                                                                   terminates





JOINT/SPOUSAL ELECTION:




IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving Contract    The Annuitant is living or       The surviving Contract Owner
                                 Owner                            deceased                         continues the Contract and
                                                                                                   rider; we will increase the
                                                                                                   Contract Value to the death
                                                                                                   benefit value
Contract Owner                   There is no surviving Contract   The spouse is the sole primary   Follow spousal continuation
                                 Owner                            beneficiary                      rules for joint life elections
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates and Contract
                                 Owner or Beneficiary             deceased                         Owner's estate receives the
                                                                                                   Death Benefit
Annuitant                        The Contract Owner is living     There is a Contingent Annuitant  The Rider continues; upon the death of the last surviving
                                                                                                   Covered Life, the rider will
                                                                                                   terminate.








CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT?




-   SINGLE LIFE OPTION:




If a Covered Life dies and the Beneficiary is the deceased Covered Life's Spouse at the time of death, such Spouse may continue the Contract. We will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater. The Covered Life will be re-determined on the date of Spousal continuation. If the new Covered Life is less than age 81 at the time of the Spousal continuation, and the rider is still available for sale, the Payment Base and the Guaranteed Minimum Death Benefit will be set equal to the Contract Value, the Withdrawal Percent will be recalculated based on the age of the older remaining Covered Life on the effective date of the Spousal continuation. If the Spouse elects to continue the Contract and this rider, we will continue the rider with respect to all Lifetime Withdrawal Benefits at the charge that is currently being assessed for new sales at the time of continuation. If the new Covered Life is 81 or older at the time of the Spousal continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will be equal to the Contract Value.

62                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------



If we are no longer offering this rider at the time of Spousal continuation, we will revoke the Lifetime Withdrawal Benefit, the Guaranteed Minimum Death Benefit will be set equal to the Contract Value and the rider charge will no longer be assessed.




-   JOINT/SPOUSAL OPTION:




This rider is designed to facilitate the continuation of your rights under this rider by your Spouse through the inclusion of a Joint/ Spousal Option. If a Covered Life dies and the Spouse elects to continue the Contract, we will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater. If the Spouse elects to continue the Contract and this rider, we will continue the rider with respect to all benefits at the current rider charge. The benefits will be reset as follows:




- The Payment Base will be equal to the greater of Contract Value or the Payment Base on the Spousal continuation date




- The Guaranteed Minimum Death Benefit will be equal to the Contract Value on the Spousal continuation date




- The Withdrawal Percent will remain at the current percentage if partial Surrenders have commenced; otherwise the Withdrawal Percent will be based on the attained age of the remaining Covered Life on the Contract Anniversary prior to the first partial Surrender




- The Lifetime Benefit Payment will be recalculated to equal the Withdrawal Percent multiplied by the greater of the Contract Value or Payment Base on the date of Spousal continuation.




The remaining Covered Life can not name a new owner on the Contract. Any new beneficiary that is added to the Contract will not be taken into consideration as a Covered Life. The rider will terminate upon the death of the remaining Covered Life.




If the Spouse elects to continue the Contract and revoke the Lifetime Withdrawal Benefit, we will assess the charge on the revocation date and it will no longer be assessed thereafter. The Covered Life will be re-determined on the date of Spousal continuation for purposes of the Guaranteed Minimum Death Benefit. If the Covered Life is greater than the age limitation of the rider at the time of Spousal continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will equal the Contract Value.




Please refer to Appendix B for more information.




WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?




If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value and will not be able to elect any of the annuitization options allowed under this rider. If your Contract reaches the Annuity Commencement Date, the Contract must be annuitized unless we agree to extend the Annuity Commencement Date, in our sole discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules or, alternatively, under the rules applicable when the Contract Value is below our Minimum Contract Value then in effect.




If your Contract Value is reduced below our Minimum Contract Value then in effect, your Annuity Commencement Date will be attained and we will no longer accept subsequent Premium Payments. We will then issue you a payout annuity. You may elect the frequency of your payments from those offered by us at such time, but will not be less frequently than annually.




-   SINGLE LIFE OPTION:




If you have elected the Single Life Option, we will issue you a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the Covered Life determined at Annuity Commencement Date. We treat the Covered Life as the Annuitant for this payout option. If there is more than one Covered Life, then the lifetime portion will be based on both Covered Lives. The Covered Lives will be the Annuitant and joint Annuitant for this payout option. The lifetime portion will terminate on the first death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit under this rider.




If the older Annuitant is age 59 or younger, we will automatically defer the date the payments begin until the anniversary after the older Annuitant attains age 60 and is eligible to receive payments in a fixed dollar amount until the later of the death of any Annuitant or a minimum number of years.




If the Annuitant are alive and the older Annuitant is age 60 or older, you will receive payments in a fixed dollar amount until the later of the death of any Annuitant or a period certain.




The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of any Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of the Withdrawal Percent or 5%. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               63

-------------------------------------------------------------------------------



any Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.




This option may not be available if the Contract is issued to qualify under Code Sections 401, 403, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.




-   JOINT/SPOUSAL OPTION:




If you have elected the Joint/Spousal Option and both Spouses are alive, we will issue you a Fixed Joint & Survivor Lifetime and Period Certain Payout. If only one Spouse is alive, we will issue a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the surviving Covered Life. The Covered Lives will be the Annuitant and Joint Annuitant for this payout option. The lifetime benefit will terminate on the last death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit.




If the younger Annuitant is alive and age 59 or younger, we will automatically defer the date that payments begin until the anniversary after the younger Annuitant attains age 60 and is eligible to receive payments in a fixed dollar amount until the death of the last surviving Annuitant or a period certain.




If the Annuitant is alive and the younger Annuitant is age 60 or older, you will receive payments in a fixed dollar amount until the later of the death of the last surviving Annuitant or a minimum number of years.




The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of the last Surviving Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of the Withdrawal Percent or 4 1/2%. Therefore, the higher your then remaining Guaranteed Minimum Death Benefit is at the time of annuitization, the longer the time period you will be entitled to receive annuitization payments. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of the last surviving Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.




These options may not be available if the Contract is issued to qualify under Code Sections 401, 403, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout guaranteed payment period is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.




ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?




We reserve the right to limit the Sub-Accounts into which you may allocate your Contract Value on and after the effective date of any Covered Life change. We may prohibit investment in any Sub-Account; require you to allocate your Contract Value in one of a number of asset allocation models, investment programs or fund of funds Sub-Accounts. Any transfers required to reallocate Contract Value will not be used in determining the number of transfers allowed during a Contract Year. If the restrictions are violated, the Withdrawal Benefit will be revoked but the Guaranteed Minimum Death Benefit will continue to apply.




ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?




OUR APPROVAL IS REQUIRED ON ALL SUBSEQUENT PREMIUM PAYMENTS RECEIVED AFTER THE FIRST TWELVE MONTHS. We will not accept any subsequent Premium Payment which brings the total of such cumulative subsequent Premium Payments to in excess of $100,000 without prior approval. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments.




CAN WE AGGREGATE CONTRACTS?




For purposes of determining the Payment Base and Premium Payment limits, we reserve the right to treat as one all deferred variable annuity Contracts issued by us where you have elected any optional withdrawal benefit rider. If we elect to aggregate Contracts, we will change the period over which we measure Surrenders against future Lifetime Benefit Payments.




We will treat the effective date of our aggregation election until the end of the applicable calendar year as a Contract Year for the purposes of the Lifetime Benefit Payment limit. A pro-rata rider fee will be taken at the end of that calendar year. After the first calendar year following aggregation, the Lifetime Benefit Payment limits will be aggregated and will thereafter be set on a calendar year (i.e., January 1 Contract Anniversary) basis. The rider fee then in effect will be taken at the end of each new Contract Anniversary.

64                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------



OTHER INFORMATION




For examples of how this rider works, please see "Appendix I."




- The benefits under this rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate this rider and allow us to terminate the rider.




- Your annual Lifetime Benefit Payments may fluctuate based on changes in the Payment Base and Contract Value. The Payment Base is sensitive to partial Surrenders in excess of the Lifetime Benefit Payment/Threshold. It is therefore possible that Surrenders and subsequent Premium Payments within the same Contract Year, whether or not equal to one another, can result in lower Lifetime Benefit Payments.




- Annuitizing your Contract, whether voluntary or not, will impact and possibly eliminate these "lifetime" benefits. First, you may no longer invest additional Premium Payments. Second, any death benefit, whether standard or optional, will immediately terminate. Third, any Guaranteed Minimum Withdrawal Benefit guarantees you elect may end. In cases where you are required to annuitize (because you reach the Annuity Commencement Date or your Guaranteed Minimum Withdrawal Benefit requires annuitization because the Contract Value has fallen below our minimum Contract Value then in effect), you will forfeit automatic Payment Base increases (if applicable) and lifetime annuitization payments may equal (or possibly exceed) Lifetime Benefit Payments. However, where you elect to annuitize before a required Annuity Commencement Date, lifetime annuitization payments might be less than the income guaranteed by your Guaranteed Minimum Withdrawal Benefit.




- Even though this rider is designed to provide "living benefits," you should not assume that you will necessarily receive "payments for life" if you have violated any of the terms of this rider.




- The amount of the Withdrawal Percent used to compute your Lifetime Benefit Payment is frozen based on the date of the first partial Surrender.




- The determination of the "Relevant" Covered Life is established by the Company and is critical to the determination of many important benefits such as the Withdrawal Percent used to set Lifetime Benefit Payments. Applicants should confirm this determination and be sure they fully appreciate its importance before investing.




- We may terminate this rider post-election based on your violation of benefit rules and may otherwise withdraw this rider for new sales at any time.




- Because these benefits are bundled and interdependent upon one another, there is a risk that you may ultimately pay for benefits that you may never get to use.




- Electing this rider as part of an investment program involving a qualified plan may not make sense unless, for instance, features of this Contract such as Lifetime Withdrawal Benefits and access to underlying Funds outweigh the absence of additional tax advantages from a variable annuity.




- You may select this rider only at the time of sale and once you do so, you may not add any other optional withdrawal benefits during the time you own this Contract. If you elect this rider you will not be able to elect Standard Death Benefits or optional riders other than MAV Plus.




- When the Single Life Option is chosen, Spouses may find continuation of this rider to be unavailable or unattractive after the death of the Contract Owner. Continuation of the benefits available in this rider is dependent upon its availability at the time of death of the first Covered Life and will be subject to then prevailing charges.




- The Joint/Spousal Option: provides that if you and your Spouse are no longer married for any reason other than death, the removal and replacement of your Spouse will constitute a Covered Life change. This can result in the resetting of all benefits under this rider.




- Certain Covered Life changes may result in a reduction, recalculation or forfeiture of benefits.




-   This rider may not be suitable if a Covered Life is under attained age 60.




- Annuity pay-out options available subsequent to the Annuity Commencement Date may not necessarily provide a stream of income for your lifetime and may be less than Lifetime Benefit Payments.




- The fee for this rider may increase if and when automatic Payment Base increases take place. There are no assurances as to the fee we will be charging at the time of each step-up. This is subject to the maximum fee disclosed in the Fee Table (section 2) and this section.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               65

-------------------------------------------------------------------------------



D. THE HARTFORD'S PRINCIPAL FIRST




OBJECTIVE




Protect your investment from poor market performance through annual Benefit Payments until the Benefit Amount is reduced to zero.




HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?




First, this rider protects your investment by guaranteeing Benefit Payments until your Benefit Amount, rather than your Contract Value, has been exhausted.




Second, this rider protects your investment through optional step-ups. A "step-up" resets your Benefit Amount to the Contract Value as of the Valuation Day that you exercise this option. Any time after the 5th Contract Year that this rider has been in effect and thereafter on each fifth anniversary of that date (or upon Spousal Contract continuation); you (or your Spouse if Spousal Contract Continuation rights have been elected) may elect to step-up the Benefit Amount. Spouses who become Owners by virtue of the Spousal Contract Continuation provision can elect to step up their Benefit Amount without waiting for this first fifth anniversary. We reserve the right to require you to elect step-ups only on Contract Anniversaries. Each time that you exercise step up rights, your Benefit Payment will be reset to 7% of the new Benefit Amount, and will never be less than your then existing Benefit Payment.




WHEN CAN YOU BUY THIS RIDER?




You may elect this benefit at any time, provided we are still offering this rider for new sales. Once elected, your choice is irrevocable.




DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?




If you elect this rider, you may not elect any riders other than MAV Plus (MAV only in applicable states).




HOW IS THE CHARGE FOR THIS RIDER CALCULATED?




The annual charge for this rider is based on your daily Sub-Account Value and is deducted daily. The charge continues to be deducted until we begin to make Annuity Payouts.




We will recalculate the charge each time that you step up your Benefit Amount. The fee at the time of step up will be the charge that we are then currently charging other customers who have previously elected this rider and have elected to step-up. This fee may not be the same as, but will not be more than, the fee that we charge new purchasers or the fee we set before we cease offering this rider. If we cease sales of this rider, we will predetermine the rider charge on a non-discriminatory basis. Before you decide to exercise your step-up privileges, you should request a current prospectus which will describe the then current charge effective upon exercising step-up rights.




We also reserve the right to increase the charge for this rider up to a maximum rate of 0.75% any time on or after the fifth anniversary of electing this rider or five years from the date from which we last notified you of a fee increase, whichever is later. The fee increase will only apply if you are eligible for future step-ups. Subject to the foregoing limitation, we also reserve the right to charge a different fee for this rider to any new Contract Owners as a result of a change of ownership of this Contract.




DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?




Yes. If elected at the time of Contract issuance, your initial Benefit Amount is your initial Premium Payment. If elected after the Contract has been issued, your initial Benefit Amount will be the based on your Contract Value at the time the rider is elected. Any time after the 5th Contract Year that this rider has been in effect and thereafter on each fifth anniversary of the last step-up (or sooner upon Spousal Contract continuation); you (or your Spouse if Spousal Contract Continuation rights have been elected) may elect to step-up the Benefit Amount to the Contract Value. Step-ups may not be elected after the Contract Anniversary immediately following the older Owner's or Annuitant's 75th birthday or the Annuity Commencement Date.




Your Benefit Amount will fluctuate based on subsequent Premium Payments or partial Surrenders. Partial Surrenders in excess of your Benefit Payments may also trigger a recalculation of the Benefit Amount and future Benefit Payments. Your Benefit Amount can never be more than $5 million.




You cannot elect the step-up privilege if your then current Benefit Amount is higher than your Contract Value on "step-up" dates.




IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?




No. You can continue to take Benefit Payments until the Benefit Amount has been depleted. Once the initial Benefit Amount has been determined, we calculate the Benefit Payment. The maximum Benefit Payment is 7% of your Benefit Amount on rider effective date, or if more recently, the last date on which a step up was elected, or the Benefit Amount was reduced due to a partial Surrender exceeding the Benefit Payment. Benefit Payments can begin at any time and can be taken on any schedule that you request. Benefit

66                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------



Payments are non-cumulative, which means that your Benefit Payment will not increase in the future if you fail to take your full Benefit Payment for the current year. For example, if you do not take 7% one year, you may not take more than 7% the next year.




If you elect this rider when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you purchase this rider after you purchase your Contract, we count the first year as the time between the date we added this rider to your Contract and your next Contract Anniversary, which could be less than a year.




Any time you make subsequent Premium Payments, we re-calculate your Benefit Amount and Benefit Payments. Each time you add a Premium Payment, we increase your Benefit Amount by the amount of the subsequent Premium Payment. When you make a subsequent Premium Payment, your Benefit Payments will increase by 7% of the amount of the subsequent Premium Payment.




Your Benefit Amount cannot be less than $0 or more than $5 million. Any activities that would otherwise increase the Benefit Amount above this ceiling will not be included for any benefits under this rider.




Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value. Each Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your Benefit Payment include any applicable Contingent Deferred Sales Charge.




IF, IN ONE YEAR, YOUR SURRENDERS TOTAL MORE THAN YOUR BENEFIT PAYMENT, WE WILL RE-CALCULATE YOUR BENEFIT AMOUNT AND YOUR BENEFIT PAYMENT COULD BE SIGNIFICANTLY LOWER IN THE FUTURE. Any time we re-calculate your Benefit Amount or your Benefit Payment, we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.




We recalculate your Benefit Amount by comparing the results of two calculations. First we deduct the amount of the last Surrender from your Contract Value ("New Contract Value") and then we deduct the amount of the last Surrender from the Benefit Amount ("New Benefit Amount"). Then we compare those results:




- If the New Contract Value is more than or equal to the New Benefit Amount, and more than or equal to the Premium Payments invested in the Contract, the Benefit Payment is unchanged.




- If the New Contract Value is more than or equal to the New Benefit Amount, but less than the Premium Payments invested in the Contract, we have to recalculate your Benefit Payment. Your Benefit Payment then becomes 7% of your New Contract Value.




- If the New Contract Value is less than the New Benefit Amount, your New Benefit Amount is then equal to the New Contract Value and we will recalculate your Benefit Payment. We recalculate the Benefit Payment by comparing the "old" Benefit Payment to the "new" Benefit Payment for the New Benefit Amount and your Benefit Payment becomes the lower of those two values.




Please refer to examples 2 - 7 for The Hartford's Principal First in Appendix I for illustrations regarding recalculation of your Benefit Amount.




If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.




Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on a calendar year basis (i.e., compared to a Contract Year basis), usually beginning after age 70 1/2. These withdrawals are called Required Minimum Distributions. A Required Minimum Distribution may exceed your Benefit Payment, which will cause a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future. If you enroll in our Automatic Income Program to satisfy the Required Minimum Distributions from the Contract and, as a result, the withdrawals exceed your annual Benefit Payment, we will not recalculate your Benefit Amount or Benefit Payment.




IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?




No. However, partial Surrenders will reduce the Standard Death Benefit.




DOES THIS RIDER REPLACE STANDARD DEATH BENEFITS?




No.




CAN YOU REVOKE THIS RIDER?




No.




WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS
RIDER?




Please refer to the discussion above for the effect of partial Surrenders on your Benefit Amount and Benefit Payment. If your Contract Value is reduced to zero due to receiving Benefit Payments, and you still have a Benefit Amount, you will continue to receive a Benefit Payment through a fixed Annuity Payout option until your Benefit Amount is depleted. While you are receiving payments

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               67

-------------------------------------------------------------------------------



under fixed Annuity Payout options, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining Benefit Payments. You can Surrender your entire Contract Value any time; however, you will receive your Contract Value at the time you request a full Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount that you would have received under this rider.




Please see section 9(C)(2)(d) & 10(F) for more information.




WHAT HAPPENS IF YOU CHANGE OWNERSHIP?




If you change the ownership or assign this Contract to someone other than your Spouse after 12 months of electing this rider, we will recalculate the Benefit Amount and the Benefit Payment may be lower in the future. The Benefit Amount will be recalculated to equal the lesser of:




-   The Benefit Amount immediately prior to the ownership change or assignment;
    or




-   The Contract Value at the time of the ownership change or assignment.




The Benefit Payment will then be reset to 7% of the new Benefit Amount.




See sections 5(a) and 8(b) for additional information.




CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT?




Yes. If the Owner dies and the Beneficiary is the deceased Owner's Spouse at the time of death, the Spouse may continue the Contract and this rider. This right may be exercised only once during the term of the Contract.




WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?




You may elect the annuitization option at any time. If you annuitize your Contract, you may choose this Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option (called the "PF Annuity Payout Option"), we will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Owner or the Annuitant should die before the PF Annuity Payout Period is complete, the remaining payments will be made to the Beneficiary. The PF Annuity Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options. If you, the joint Owner or Annuitant die before the Annuity Calculation Date and all of the Benefit Payments guaranteed by us have not been made, the Beneficiary may elect to take the remaining Benefit Payments by electing the PF Annuity Payout Option or any of the Death Benefit options offered in your Contract. If the Annuitant dies after the Annuity Calculation Date and before all of the Benefit Payments guaranteed by us have been made, the payments will continue to be made to the Beneficiary. If your Contract Value is reduced to zero, you will receive a fixed Annuity Payout option until your Benefit Amount is depleted.




ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?




No.




ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?




No; however, your Benefit Amount cannot be more than $5 million. Any activities that would otherwise increase the Benefit Amount above this ceiling will not be included for any benefits under this rider.




CAN WE AGGREGATE CONTRACTS?




We reserve the right to treat all Contracts issued to you by us or one of our affiliates as one Contract for purposes of this rider. This means that if you purchase two Contracts from us in any twelve month period and elect any optional withdrawal benefit rider on both Contracts, withdrawals from one Contract may be treated as withdrawals from the other Contract.




OTHER INFORMATION




For examples of how this rider works, see "Appendix I."




This rider may not be appropriate for all investors. Several factors, among others, should be considered:




- The annual percentage used for determining Benefit Payments is not a fixed rate of return. The Contract Value used to set Benefit Payments is based on the investment performance of your Sub-Accounts.




- Benefit Payments can't be carried forward from one year to the next. You will not be warned if you take less than the maximum withdrawals available without triggering recalculation of your Benefit Payments.

68                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------



- Annual Surrenders exceeding 7% accelerate depletion of your Benefit Amount even if you use the Automatic Income Program to meet Required Minimum Distribution requirements. No reliable assumptions can be made that your payments will continue for any particular number of years.




- Additional contributions made to your Contract after withdrawals have begun may not restore the previous amount of Benefit Payments, even if the additional contribution restores the Benefit Amount to the previous Benefit Amount.




- Voluntary or involuntary annuitization will terminate Benefit Payments. Annuity Payout options available subsequent to the Annuity Commencement Date may be less than Benefit Payments.




- There are no assurances made or implied that automatic Benefit Amount increases will occur and if occurring, will be predictable.




- The fee for this rider may increase if and when automatic Benefit Amount increases take place. There are no assurances as to the fee we will be charging at the time of each step-up. This is subject to the maximum fee disclosed in the Fee Table (section 2) and this section.




- When the Contract Value is small in relation to the Benefit Amount, Surrenders may have a significant effect on future Benefit Payments.




8. OTHER INFORMATION




A. DEFINITIONS


Except as provided elsewhere in this prospectus, the following capitalized terms shall have the meaning ascribed below:

ACCOUNT: Any of the Sub-Accounts or the Fixed Accumulation Feature.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those Payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.



ADMINISTRATIVE OFFICE: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is:
Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.




ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, as adjusted for subsequent Premium Payments and Surrenders.


ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.



ANNUITANT: The person on whose life the Contract is issued. Except as otherwise provided, the Annuitant may not be changed after your Contract is issued.


ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.



ANNUITY COMMENCEMENT DATE: Except as provided herein, the later of the 10th Contract Anniversary or the date the Annuitant reaches age 90, unless we, in our sole discretion, agree to postpone to another date following our receipt of an extension request.


ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.



BENEFICIARY: The person(s) entitled to receive benefits pursuant to the terms of the Contract, upon the death of any Contract Owner, joint Contract Owner and Annuitant as the case may be.




BENEFIT AMOUNT: The basis used to determine the maximum payout guaranteed under The Hartford's Principal First, The Hartford's Principal First Preferred and The Hartford's Lifetime Income Builder. The Benefit Amount comprises net Premium Payments less any Payment Enhancements, if applicable, and may be subject to periodic step-ups when The Hartford's Principal First or The Hartford's Lifetime Income Builder have been elected.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               69

-------------------------------------------------------------------------------



BENEFIT PAYMENT: The maximum guaranteed amount that may be withdrawn each Contract Year under The Hartford's Principal First, The Hartford's Principal First Preferred or The Hartford's Lifetime Income Builder. A Benefit Payment constitutes a partial Surrender.


CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitants death.



CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge, if applicable, that may apply when you make a full or partial Surrender.


CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER, OWNER OR YOU: The owner or holder of the Contract described in this prospectus including any joint Owner(s). We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.



COVERED LIFE: The governing life or lives used for determining the Lifetime Withdrawal Benefit under The Hartford's Lifetime Income Foundation and The Hartford's Lifetime Income Builder II.



DEATH BENEFIT: The amount payable if the Contract Owner, joint Contract Owner or the Annuitant dies before the Annuity Commencement Date.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.



ELIGIBLE WITHDRAWAL YEAR: As used in The Hartford's Lifetime Income Foundation and The Hartford's Lifetime Income Builder II, any Contract Year following the Relevant Covered Life's 60th birthday.



FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, the Fixed Accumulation Feature is called the Fixed Account.



GENERAL ACCOUNT: The General Account includes our company assets, including any money you have invested in the Fixed Accumulation Feature. The assets in the General Account are available to our creditors.




JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.




LIFETIME BENEFIT PAYMENT: The maximum guaranteed amount that can be withdrawn each year beginning on the Contract Anniversary following the Relevant Covered Life's 60th birthday, pursuant to The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Foundation and The Hartford's Lifetime Income Builder. A Lifetime Benefit Payment constitutes a partial Surrender.




MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value, adjusted for subsequent Premium Payments and partial Withdrawals, prior to the deceased's 81st birthday or the date of death, if earlier.




MAXIMUM CONTRACT VALUE: The greatest of: (i) the Contract Value on the rider issue date, plus Premium Payments received as of such date or (ii) the Contract Value on each subsequent Contract Anniversary, excluding the current Contract Anniversary, plus Premium Payments received after such Contract Anniversary date.




MINIMUM CONTRACT VALUE: Subject to state variations, the Minimum Contract Value we establish from time to time.



NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

70                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

1933 ACT: The Securities Exchange Act of 1933, as amended.

1934 ACT: The Securities Exchange Act of 1934, as amended.

1940 ACT: The Investment Company Act of 1940, as amended.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.



PAYMENT BASE: The amount used to determine the Lifetime Benefit Payments for The Hartford's Lifetime Income Foundation and The Hartford's Lifetime Income Builder
II. The Payment Base may be subject to periodic increases when The Hartford's Lifetime Income Builder II has been elected.




PAYMENT ENHANCEMENT: An amount we credit to your Contract Value at the time a Premium Payment is made for "Plus" Contracts only. The amount of a Payment Enhancement is based on the cumulative Premium Payments you make to your Contract.




PREMIUM PAYMENT: Money sent to us to be invested in your Contract (not taking into consideration any applicable front-end sales charges or Payment Enhancements).


PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.



RELEVANT COVERED LIFE: When the Single Life option is chosen, the Relevant Covered Life will be the older of the Contract Owner(s) if the Contract Owner is a natural person or the Annuitant(s) if the Contract Owner is not a natural person. When the Joint/Spousal Option is chosen, however, the Relevant Covered Life will be the younger of the Contract Owner and his or her Spouse if the Contract Owner is a natural person or the Annuitant if the Contract Owner is not a natural person. As used herein, "attained age" means the chronological age of the Relevant Covered Life as of the most recent Contract Anniversary before requesting any partial Surrender or if a partial Surrender is requested during the first Contract Year, the chronological age of the Relevant Covered Life as of the Contract issuance date.



REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SPOUSE: A person related to a Contract Owner by marriage under the Code.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.



THRESHOLD: For the purposes of The Hartford's Lifetime Income Foundation and The Hartford's Lifetime Income Builder II, the amount used to determine the change in the Payment Base following a partial Surrender in any Contract Year that is not an Eligible Withdrawal Year. This amount is 5% (Single Life Election) or 4 1/2% (Joint/Spousal Election) multiplied by the greater of the Payment Base or Contract Value on the most recent Contract Anniversary plus subsequent Premium Payments made after the most recent Contract Anniversary.



VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange. The Exchange generally closes at 4:00 p.m. Eastern Time but may close earlier on certain days and as conditions warrant.



VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.


WE, US OR OUR: Hartford Life and Annuity Insurance Company.



WITHDRAWAL PERCENT: The multiplier used in calculating Lifetime Benefit Payments under The Hartford's Lifetime Income Foundation and The Hartford's Lifetime Income Builder II.




YOU: The Owner including any joint Owner(s). We do not capitalize "you" or "your" in this prospectus.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               71

-------------------------------------------------------------------------------



B. STATE VARIATIONS




The following section describes modifications to this prospectus required by one or more state insurance departments as of the date of this prospectus. Unless otherwise noted, variations apply to all forms of Contracts we issue. References to certain state's variations do not imply that we actually offer Contracts in each such state. These variations are subject to change without notice and additional variations may be imposed as specific states approve new riders.




- ALABAMA -- We will accept subsequent Premium Payments only during the first Contract Year for Core Contracts, and only during the first three Contract Years for Outlook Contracts.




- CALIFORNIA -- Any Owner 60 years old or older when purchasing this Contract in California must either elect the Senior Protection Program, or elect to immediately allocate the initial Premium Payments to the other investment options.




  Under the Senior Protection Program, we will allocate your initial Premium Payment to a Money Market Fund Sub-Account (or comparable money market Sub-Account) for the first 35 days your initial Premium Payment is invested. After the 35th day we will automatically allocate your Contract Value according to your most current investment instructions.




  If you elect the Senior Protection Program you will not be able to participate in any InvestEase (if otherwise available) or Dollar Cost Averaging Program until after the Program has terminated. The Dollar Cost Averaging Plus and certain Automatic Income Programs are not available if you elect the Senior Protection Program. Under the Senior Protection Program any subsequent Premium Payment received during the 35 days after the initial Premium Payment is invested will also be invested in a Money Market Fund Sub-Account (or comparable money market Sub-Account) unless you direct otherwise.




  You may voluntarily terminate your participation in the Senior Protection Program by contacting us in writing or by telephone. You will automatically terminate your participation in the Senior Protection Program if you allocate a subsequent Premium Payment to any other investment option or transfer Account Value from a Money Market Fund Sub-Account (or comparable money market Sub-Account) to another investment option.




  When you terminate your participation in the Senior Protection Program:




       - you may reallocate your Contract Value in the Program to other investment options; or




       - we will automatically reallocate your Account Value in the Program according to your original instructions 35 days after your initial Premium Payment was invested.




- CONNECTICUT -- There are no investment restrictions on the Sub-Accounts that you may invest in while subject to The Hartford's Principal First Preferred benefits. If you elect that rider, our approval is required for any subsequent Premium Payments if the Premium Payments for all deferred variable annuity Contracts issued by us or our affiliates to you equal or exceed $100,000. For Connecticut residents that elect The Hartford's Lifetime Income Builder, contract aggregation provisions do not apply.




- FLORIDA -- The limit on Death Benefits imposed when aggregate Premium Payments total $5 million or more does not apply.




- MASSACHUSETTS -- We will accept subsequent Premium Payments only until the Annuitant's 63rd birthday or the third Contract Anniversary, whichever is later, for Core Contracts, and until the Annuitant's 66th birthday or the sixth Contract Anniversary, whichever is later.




  For Outlook, Core, and Plus Contracts -- The Nursing Home Waiver is not available.




-   MINNESOTA -- MAV Plus is not available and the Maximum Anniversary Value
    (MAV) Death Benefit is offered instead.




-   NEW JERSEY -- The only AIRs available are 3% and 5%.




  The investment restrictions and the contract aggregation provisions of The Hartford's Lifetime Income Builder are not applicable to New Jersey Owners electing such rider.




  Core, Outlook, and Plus Contracts -- The Nursing Home Waiver is not available.




- NEW YORK -- We will not recalculate The Hartford's Principal First Preferred or The Hartford's Principal First Benefit Amounts if you change ownership or assign your Contract to someone other than your Spouse. The Minimum Contract Value is $1,000 after any Surrender. The minimum monthly Annuity Payout is $20.




  MAV Plus is not available and the Maximum Anniversary Value (MAV) Death Benefit is offered instead.




  For Core, Outlook, Plus and Edge Contracts -- The Fixed Accumulation Feature is not available if you elect The Hartford's Lifetime Income Builder.




  The only AIRs available are 3% and 5%.




  For Core, Outlook and Plus Contracts -- The Nursing Home Waiver is not available.




-   OKLAHOMA -- The only AIRs available for Okalahoma Owners are 3% and 5%.

72                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------



- OREGON -- We will accept subsequent Premium Payments during the first three Contract Years for Core Contracts and six years for Outlook Contracts.




  Core, Outlook, Plus and Edge Contracts -- Owners may only sign up for DCA Plus Programs that are 6 months or longer.




  Core, Outlook, Plus, Edge and Access Contracts -- You may not choose a fixed dollar amount Annuity Payout.




  The Life Annuity with a Cash Refund Annuity Payout Option is not available for Oregon residents and the only AIRs available are 3% and 5%.




- PENNSYLVANIA -- Core, Outlook and Plus -- The Nursing Home Waiver minimum confinement period is changed from 180 days to 90 days. Pennsylvania residents may not choose a fixed dollar amount Annuity Payout or the Life Annuity with a Cash Refund Annuity Payout Option.




- SOUTH CAROLINA -- Core, Outlook and Plus Contracts -- In Contract Years when no Premium Payment is paid, any portion of the Annual Maintenance Fee taken from the Fixed Accumulation Feature will be limited to that required by law.




- VERMONT -- Edge -- Eligible Investments owned by you, your spouse or any immediate family member may be included under the Rights of Accumulation Program.




- WASHINGTON -- MAV Plus is not available and Maximum Anniversary Value (MAV) Death Benefit is offered instead.




  Core, Outlook and Plus Contracts -- In any year when no Premium Payment is paid into the Fixed Accumulation Feature, any pro-rata portion of the fee taken from the Fixed Accumulation Feature will be limited to interest earned in excess of the 3% for that year.




Core, Outlook, Plus and Edge Contracts -- The Fixed Accumulation is not available if you elect The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II or The Hartford's Lifetime Income Foundation.




C. LEGAL MATTERS




There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual funds companies. These regulatory inquiries have focused on a number of mutual fund issues, including market timing and late trading, revenue sharing and directed brokerage, fees, transfer agents and other fund service providers, and other mutual-fund related issues. The Hartford, which includes Hartford Life Insurance Company ("HLIC") and its affiliates, has received requests for information and subpoenas from the Securities and Exchange Commission ("SEC"), subpoenas from the New York Attorney General's Office, a subpoena from the Connecticut Attorney General's Office, requests for information from the Connecticut Securities and Investments Division of the Department of Banking, and requests for information from the New York Department of Insurance, in each case requesting documentation and other information regarding various mutual fund regulatory issues. The Hartford continues to cooperate fully with these regulators in these matters.




The SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations related to market timing. The Hartford continues to cooperate fully with the SEC and the New York Attorney General's Office in these matters. The funds are available for purchase by the Separate Accounts of different variable universal life insurance policies, variable annuity products, and funding agreements, and they are offered directly to certain qualified retirement plans. Although existing products contain transfer restrictions between Sub-Accounts, some products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as a result of the settlement of litigation against The Hartford with respect to certain owners of older variable annuity contracts, The Hartford's ability to restrict transfers by these owners has, until recently, been limited. The Hartford has executed an agreement with the parties to the previously settled litigation which, together with separate agreements between these Contract Owners and their broker, has resulted in the exchange or surrender of all of the variable annuity contracts that were the subject of the previously settled litigation.




The SEC's Division of Enforcement also is investigating aspects of The Hartford's variable annuity and mutual fund operations related to directed brokerage and revenue sharing. The Hartford discontinued the use of directed brokerage in recognition of mutual fund sales in late 2003. The Hartford continues to cooperate fully with the SEC in these matters.




The Hartford has received subpoenas from the New York Attorney General's Office and the Connecticut Attorney General's Office requesting information relating to The Hartford's group annuity products, including single premium group annuities used in maturity or terminal funding programs. These subpoenas seek information about how various group annuity products are sold, how The Hartford selects mutual funds offered as investment options in certain group annuity products, and how brokers selling The Hartford's group annuity products are compensated. The Hartford continues to cooperate fully with these regulators in these matters.




On May 10, 2006, The Hartford entered into a settlement with the New York Attorney General's Office and the Connecticut Attorney General's Office regarding The Hartford's use of expense reimbursement agreements in its terminal and maturity funding group annuity line of business. Under the terms of the settlement, The Hartford will pay $20 million, of which $16.1 million will be paid to certain plan sponsors that purchased terminal or maturity funding annuities between January 1, 1998, and December 31, 2004. The remaining balance of $3.9 million will be divided equally between the states of New York and Connecticut. The costs associated with

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               73

-------------------------------------------------------------------------------



the settlement have already been accounted for with reserves previously established by The Hartford. As part of the settlement, The Hartford will accept a three-year prohibition on the use of contingent compensation in its terminal and maturity funding group annuity line of business.




To date, neither the SEC's and New York Attorney General's market timing investigation nor the SEC's directed brokerage investigation has resulted in the initiation of any formal action against The Hartford by these regulators. However, The Hartford believes that the SEC and the New York Attorney General's Office are likely to take some action against The Hartford at the conclusion of the respective investigations. The Hartford is engaged in active discussions with the SEC and the New York Attorney General's Office. The potential timing of any resolution of any of these matters or the initiation of any formal action by any of these regulators in these matters is difficult to predict. In 2005, Hartford Life, Inc. ("Hartford Life") recorded an after-tax charge of $102 million of which $14 million, after-tax, was attributed to HLIC, to establish a reserve for the market timing, directed brokerage and single premium group annuity matters. Hartford Life recorded an additional charge of $7 million, after-tax, in the first quarter of 2006. This reserve is an estimate; in view of the uncertainties regarding the outcome of these regulatory investigations, as well as the tax-deductibility of payments, it is possible that the ultimate cost to Hartford Life of these matters could exceed the reserve by an amount that would have a material adverse effect on Hartford Life's consolidated results of operations or cash flows in a particular quarterly or annual period. It is reasonably possible that HLIC may ultimately be liable for all or a portion of the ultimate cost to Hartford Life in excess of the $14 million already attributed to HLIC.




On May 24, 2005, The Hartford received a subpoena from the Connecticut Attorney General's Office seeking information about The Hartford's participation in finite reinsurance transactions in which there was no substantial transfer of risk between the parties. The Hartford is cooperating fully with the Connecticut Attorney General's Office in this matter.




On June 23, 2005, The Hartford received a subpoena from the New York Attorney General's Office requesting information relating to purchases of The Hartford's variable annuity products, or exchanges of other products for The Hartford's variable annuity products, by New York residents who were 65 or older at the time of the purchase or exchange. On August 25, 2005, The Hartford received an additional subpoena from the New York Attorney General's Office requesting information relating to purchases of or exchanges into The Hartford's variable annuity products by New York residents during the past five years where the purchase or exchange was funded using funds from a tax-qualified plan or where the variable annuity purchased or exchanged for was a Sub-Account of a tax-qualified plan or was subsequently put into a tax-qualified plan. The Hartford is cooperating fully with the New York Attorney General's Office in these matters.




On July 14, 2005, The Hartford received an additional subpoena from the Connecticut Attorney General's Office concerning The Hartford's structured settlement business. This subpoena requests information about The Hartford's sale of annuity products for structured settlements, and about the ways in which brokers are compensated in connection with the sale of these products. The Hartford is cooperating fully with the New York Attorney General's Office and the Connecticut Attorney General's Office in these matters.




The Hartford has received a request for information from the New York Attorney General's Office about issues relating to the reporting of workers' compensation premium. The Hartford is cooperating fully with the New York Attorney General's Office in this matter.




The Hartford does not expect any of these actions to result in a material adverse effect on the Separate Accounts or on the HLS funds that serve as underlying investments for these accounts.




D. FINANCIAL STATEMENTS




You can find financial statements of the Separate Account and us in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.




E. MORE INFORMATION




ASSIGNMENT -- A non-qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a non-qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract.




A qualified Contract may not be transferred or otherwise assigned (whether directly or used as collateral for a loan), unless allowed by applicable law and approved by us in writing. We can withhold our consent for any reason. We are not obligated to process any request for approval within any particular time frame.


CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

74                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.

HOW CONTRACTS ARE SOLD -- Hartford Securities Distribution Company, Inc. ("HSD") serves as principal underwriter for the Contracts which are offered on a continuous basis. HSD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the NASD. The principal business address of HSD is the same as ours.

Contracts will be sold by individuals who have been appointed by us as insurance agents and who are registered representatives of broker-dealers that have entered into selling agreements with HSD.



Commissions -- We pay compensation to broker-dealers, financial institutions and other affiliated broker-dealers ("Financial Intermediaries") for the sale of the Contracts according to selling agreements with Financial Intermediaries. Affiliated broker-dealers also employ wholesalers in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value. Your Registered Representative may be compensated on a fee for services and/or commission basis.




We pay an up-front commission of up to 7% of your Premium Payment at the time of sale to the Financial Intermediary that your Registered Representative is associated with. Your Registered Representative's Financial Intermediary may also receive on-going or trail commissions of generally not more than 1% of your Contract Value. Upfront commissions range from 1% to 7% for Core Contracts. Registered Representatives may have multiple options on how they wish to allocate their commissions and/or compensation. Compensation paid to your Registered Representative may also vary depending on the particular arrangements between your Registered Representative and their Financial Intermediary. We are not involved in determining your Registered Representative's compensation. You are encouraged to ask your Registered Representative about the basis upon which he or she will be personally compensated for the advice or recommendations provided in connection with this transaction.




Additional Payments -- In addition to commissions, we or our affiliates pay significant additional compensation ("Additional Payments") to some Financial Intermediaries (who may or may not be affiliates), in connection with the promotion, sale and distribution of our variable annuities. Additional Payments are generally based on average net assets (or on aged assets) of the Contracts attributable to a particular Financial Intermediary; on sales of the Contracts attributable to a particular Financial Intermediary and/or on reimbursement of sales expenses. Additional Payments may take the form of, among other things:
(1) sponsorship of due diligence meetings to educate Financial Intermediaries about our variable products; (2) payments for providing training and information relating to our variable products; (3) expense allowances and reimbursements;
(4) override payments and bonuses; (5) personnel education or training; (6) marketing support fees (or allowances) for providing assistance in promoting the sale of our variable products; and/or (7) shareholder services, including sub-accounting and the preparation of account statements and other communications.




We are among several insurance companies that pay Additional Payments to certain Financial Intermediaries to receive "preferred" or recommended status. These privileges include our ability to gain additional or special access to sales staff, provide and/or attend training and other conferences; placement of our products on customer lists ("shelf-space arrangements"); and otherwise improve sales by featuring our products over others. We may pay Additional Payments to certain key Financial Intermediaries based on assets under management.




Consistent with NASD Conduct Rules, we may also provide cash and non-cash compensation in the form of: (1) occasional meals and entertainment; (2) occasional tickets to sporting events; (3) nominal gifts (not to exceed $100 annually); (4) sponsorship of sales contests and/or promotions in which participants receive prizes such as travel awards, merchandise and recognition;
(5) sponsorship of training and educational events; and/or (6) due diligence meetings. In addition to NASD rules governing limitations on these payments, we also follow our guidelines and those of Financial Intermediaries which may be more restrictive than NASD rules.


Additional Payments create a potential conflict of interest in the form of an additional financial incentive to the Registered Representative and/or Financial Intermediary to recommend the purchase of this Contract over another variable annuity or another investment option. For the fiscal year ended December 31, 2005, Additional Payments did not in the aggregate exceed approximately $48 million (excluding incidental corporate-sponsorship related perquisites).

As of December 31, 2005, we have entered into arrangements to make Additional Payments to the following Financial Intermediaries: A.G. Edwards & Sons, Inc., ABN AMRO Bank, N.V., Advest, Inc., Aegis Capital Advisors, LLC, AIG Advisors Group, Inc., AIG SunAmerica, American International Group, Inc., AMSouth Investment Services, Inc., Asset Management Securities, Associated Investment Services, Inc., B. C. Ziegler & Co., Banc of America Investment Services, Inc., Banc One Securities Corp., Bancnorth Investment Group, Inc., Bancwest Investment Services, Inc., BB&T Investment Services, Inc., BNY Investment Center of The Bank of New York Company, Inc., BOSC, Inc., BlueVase Securities, LLC., Cadaret Grant & Co., Inc., Cambridge Investment Research, Inc., Capital Analyst Inc., Capital Securities of America, Inc., Centaurus Financial, Inc., Citigroup, Inc. (various divisions and affiliates), Colonial Brokerage House (LifeMark Partners), Coordinated Capital Securities, Inc., Commerce Brokerage Services, Inc., Comerica Securities, Commonwealth Financial Network, Compass Brokerage, Inc., Crowell, Weedon & Co., Crown Capital Securities, L.P., Cuso Financial Services, L.P., Dortch Securities & Investments, Inc., Duerr Financial Corporation,

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               75

-------------------------------------------------------------------------------

Edward D. Jones & Co., L.P., Empire Securities, Inc., ePLANNING, Inc., Ferris, Baker Watts, Incorporated, FFP Securities, Inc., Fifth Third Securities, Inc., FIMCO Securities Group (Mequon, WI), Financial Network Services (or Investment) Corp., Fintegra Financial Services, LLC., First Allied Securities, Inc., First Citizens Investor Services, First Heartland Capital, Inc., First Montauk Securities Corp., First National Bank of Omaha, First Tennessee Brokerage, Inc., First Wall Street Corporation, Frost Brokerage Services, Inc., FSC Securities Corporation, Girard Securities, Inc., Great American Advisors, Inc., H.D. Vest Investment Services (subsidiary of Wells Fargo & Company), Harbour Investments, Inc., H & R Block Financial Advisors, Inc., Harvest Capital LLC, Heim & Young Securities, Hibernia Investments, L.L.C., Hong Kong and Shanghai Banking Corporation Limited (HSBC), The Huntington Investment Company, IFMG Securities, Inc. at Rockland Trust, Independent Financial Group, LLC, Infinex Financial Group, ING Advisors Network, Intersecurities, INC., Invest Financial Corp., Investacorp, Inc., Investment Professionals, Inc., Investors Capital Corporation, Investment Centers of America, Inc., Investment Professionals, Inc., Investors Capital Corp., James T. Borello & Co, Janney Montgomery Scott LLC, Jefferson Pilot Securities Corporation, J.J.B. Hilliard, W.L. Lyons, Inc., KMS Financial Services, Inc., Legg Mason Wood Walker, Incorporated, Leigh Baldwin & Co., LLC, Lincoln Financial Advisors Corp. (marketing name for Lincoln National Corp.), Linsco/ Private Ledger Corp., Local Securities Corporation, M&T Securities, Inc., McDonald Investments Inc., Merrill Lynch Pierce Fenner & Smith, Morgan Keegan & Company, Inc, Morgan Stanley & Co., Inc. (various divisions and affiliates), Mutual Service Corporation, Natcity Investments, Inc., National Planning Corp., Newbridge Securities Corp., NEXT Financial Group, Inc., NFP Securities, Inc., North Ridge Securities Corp., ONB Investment Services, Inc., Oppenheimer& Company, Incorporated, Sun Trust Bank, SunTrust Investment Services, Inc. -- Alexander Key Division, SWBC Investment Services, LLC, Synovus Securities, Inc., TFS Securities, Inc., TFS Securities, Inc., The Investment Center, Inc., Thurston, Springer, Miller, Herd & Titak, Inc.,Triad Advisors, Inc., UBOC Investment Services, Inc. (Union Bank of California, N.A.), UBS Financial Services, Inc., UMB Scout Brokerage Services, Inc., U.S. Bancorp Investments, Inc., Unionbanc Investment Services, LLC, Uvest Financial Services Group Inc., Valmark Securities, Inc., Wachovia Securities, LLC. (various divisions), Wall Street Financial Group, Inc., Walnut Street Securities, Inc., Webster Investment Services, Inc., Wells Fargo Brokerage Services, L.L.C., Wescom Financial Services, Wilbanks Securities, Inc., WM Financial Services, Inc., Woodbury Financial Services, Inc. (an affiliate of ours), WRP Investments, Inc., XCU Capital Corporation, Inc.

Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by NASD Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Registered Representative is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.



The Contract may be sold directly to certain individuals under certain circumstances that do not involve payment of any sales compensation to a Registered Representative. In such case, Hartford will credit the Contract with an additional 5.0% of the Premium Payment. This additional waiver of Premium Payment in no way affects present or future charges, rights, benefits or current values of other Contract Owners. The following class of individuals are eligible for this feature: (1) current or retired officers, directors, trustees and employees (and their families) of the ultimate parent and affiliates of us; and
(2) employees and Registered Representatives (and their families) of registered broker-dealers (or their financial institutions) that have a sales agreement with us and our and its principal underwriter to sell the Contracts.


MEDICAID BENEFITS -- Medicaid is a program that covers most medical costs, including nursing home and home care for the elderly and certain persons with disabilities. To qualify, individuals must meet both income and resource tests. Subject to state law, income tests measure whether earned and unearned income such as benefit payments exceeds predetermined monthly caps. Resource tests look to the value of countable assets such as this Contract. Medicaid also allows the costs of benefits such as nursing home care, home and community based services, and related hospital prescription drug services to be recaptured from a recipient's estate after their death (or if the recipient has a surviving Spouse, the recapture is suspended until after the death of the recipient's surviving Spouse).

Medicaid estate planning may be important to people who are concerned about long term care costs or the adequacy of their private LTC insurance. BENEFITS ASSOCIATED WITH THIS VARIABLE ANNUITY MAY HAVE AN IMPACT ON YOUR MEDICAID ELIGIBILITY AND THE ASSETS CONSIDERED FOR MEDICAID BENEFITS.

Certain asset and/or trust transfers (or a "spend down" of assets) made to become eligible for Medicaid may trigger periods of potentially unlimited ineligibility and can be considered fraud. Each state examines the financial history of a person to determine whether he or she transferred funds at below market value in order to qualify for Medicaid. These look-back periods are currently 36-months for asset transfers and 60-months for Medicaid exempt trust transfers.

Ownership interests or beneficiary status under this variable annuity can render you or you loved ones ineligible for Medicaid. This may be particularly troubling if your Spouse or Beneficiary is already receiving Medicaid benefits at the time of transfer or receipt of Death Benefits. As certain ownership changes are either impermissible or are subject to benefit resetting rules, you may want to carefully consider how you structure the ownership and beneficiary status of your Contract.

THIS DISCUSSION IS INTENDED TO PROVIDE A VERY GENERAL OVERVIEW AND DOES NOT CONSTITUTE LEGAL ADVICE OR IN ANY WAY SUGGEST THAT YOU CIRCUMVENT THESE RULES. YOU SHOULD SEEK ADVICE FROM A COMPETENT ELDER LAW ATTORNEY TO MAKE INFORMED DECISIONS ABOUT HOW THIS VARIABLE ANNUITY MAY AFFECT YOUR PLANS.

76                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------



9. FEDERAL TAX CONSIDERATIONS


A. INTRODUCTION

The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See "Annuity Purchases by Nonresident Aliens and Foreign Corporations," regarding annuity purchases by non-U.S. Persons or residents.



This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.


In addition, this discussion does not address many of the tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.

THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. Hartford is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Hartford is the owner of the assets from which the tax benefits are derived.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING CONTRACTS NOT HELD IN TAX-QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

    1.   NON-NATURAL PERSONS AS OWNERS

Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:

- A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

- A contract acquired by the estate of a decedent by reason of such decedent's death,

- Certain contracts acquired with respect to tax-qualified retirement arrangements,

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               77

-------------------------------------------------------------------------------

- Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

- A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

    2.   OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

        a.   DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract." It is unclear what value should be used in determining the "income on the contract." We believe that the current Contract value (determined without regard to surrender charges) is an appropriate measure. However, the IRS could take the position that the value should be the current Contract value (determined without regard to surrender charges) increased by some measure of the value of certain future benefits.

iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

vi. In general, any amount actually received under the Contract as a Death Benefit, including an optional Death Benefit, if any, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

        b.  DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

78                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

        c.   AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under the aggregation rules in Code Section 72(e)(11) to issue regulations to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.

        d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY PAYMENTS.

i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

ii.  The 10% penalty tax will not apply to the following distributions:

        1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

        2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

        3.   Distributions attributable to a recipient's becoming disabled.

        4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary). In determining whether a payment stream designed to satisfy this exception qualifies, it is possible that the IRS could take the position that the entire interest in the Contract should include not only the current Contract value, but also some measure of the value of certain future benefits.

        5. Distributions made under certain annuities issued in connection with structured settlement agreements.

        6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

        e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               79

-------------------------------------------------------------------------------

        f.   REQUIRED DISTRIBUTIONS

i.   Death of Contract Owner or Primary Annuitant

      Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

        1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

        2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract shall be distributed within 5 years after such death; and

        3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

ii.  Alternative Election to Satisfy Distribution Requirements

      If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Such distributions must begin within a year of the Contract Owner's death.

iii.  Spouse Beneficiary

      If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this Contract.

        g.   ADDITION OF RIDER OR MATERIAL CHANGE.

The addition of a rider to the Contract, or a material change in the Contract's provisions, could cause it to be considered newly issued or entered into for tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.

        h.  PARTIAL EXCHANGES.

The IRS in Rev. Rul. 2003-76 has confirmed that the owner of an annuity contract can direct its insurer to transfer a portion of the contract's cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a "partial exchange"). However, Rev. Rul. 2003-76 also refers to caveats and additional guidance in the companion Notice 2003-51, which discusses cases in which a partial exchange is followed by a surrender, withdrawal or other distribution from either the old contract or the new contract. Notice 2003-51 specifically indicates that the IRS is considering
(1) under what circumstances it should treat a partial exchange followed by such a distribution within 24 months as presumptively for "tax avoidance" purposes (e.g., to avoid the income-out-first rules on amounts received under Code
Section 72) and (2) what circumstances it should treat as rebutting such a presumption (e.g., death, disability, reaching age 59 1/2, divorce or loss of employment). Accordingly, we advise you to consult with a qualified tax adviser as to potential tax consequences before attempting any partial exchange.

    3.   DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

-   no more than 70% is represented by any two investments,

-   no more than 80% is represented by any three investments and

-   no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

80                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

    4.   TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Code Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which contract owners may direct their investments to particular subaccounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.

For instance, the IRS in Rev. Rul. 2003-92 reiterated its position in prior rulings that, where shares in a fund offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such shares can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such shares should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such shares directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.

The IRS in Rev. Rul. 2003-91 also indicated that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

D. FEDERAL INCOME TAX WITHHOLDING

The portion of an amount received under a Contract that is taxable gross income to the payee is also subject to federal income tax withholding, pursuant to Code
Section 3405, which requires the following:

        1. Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless an individual elects not to have such tax withheld ("election out"). We will provide such an "election out" form at the time such a distribution is requested. If the necessary "election out" form is not submitted to us in a timely manner, generally we are required to withhold 10 percent of the includable amount of distribution and remit it to the IRS.

        2. Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is generally subject to federal income tax withholding as if the payee were a married individual claiming 3 exemptions, unless the individual elects otherwise. An individual generally may elect out of such withholding, or elect to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the time such a distribution is requested. If the necessary "election out" forms are not submitted to us in a timely manner, we are required to withhold tax as if the recipient were married claiming 3 exemptions, and remit this amount to the IRS.

Regardless of any "election out" (or any amount of tax actually withheld) on an amount received from a Contract, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               81

-------------------------------------------------------------------------------

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and mandatory withholding on U.S. source taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

G. ESTATE, GIFT AND GENERATION-SKIPPING TAX AND RELATED TAX CONSIDERATIONS

Any amount payable upon a Contract Owner's death, whether before or after the Annuity Commencement Date, is generally includable in the Contract Owner's estate for federal estate tax purposes. Similarly, prior to the Contract Owner's death, the payment of any amount from the Contract, or the transfer of any interest in the Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a non-spouse beneficiary who either is (1) 37 1/2 or more years younger than a Contract Owner or (2) a grandchild (or more remote further descendent) of a Contract Owner may have federal generation-skipping-transfer ("GST") tax consequences under Code Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code
Section 691(c) or Section 1015(d). In addition, as indicated above in "Distributions Prior to the Annuity Commencement Date," the transfer of a Contract for less than adequate consideration during the Contract Owner's lifetime generally is treated as producing an amount received by such Contract Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Contract Owner's gross income, this same income amount could produce a corresponding increase in such Contract Owner's tax basis for such Contract that is carried over to the transferee's tax basis for such Contract under Code
Section 72(e)(4)(C)(iii) and Section 1015.



10. INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS




This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.




The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts, accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider whether the Contract is a suitable investment if you are investing through a Qualified Plan.




THE FOLLOWING IS ONLY A GENERAL DISCUSSION ABOUT TYPES OF QUALIFIED PLANS FOR WHICH THE CONTRACTS MAY BE AVAILABLE. WE ARE NOT THE PLAN ADMINISTRATOR FOR ANY QUALIFIED PLAN. THE PLAN ADMINISTRATOR OR CUSTODIAN, WHICHEVER IS APPLICABLE, (BUT NOT US) IS RESPONSIBLE FOR ALL PLAN ADMINISTRATIVE DUTIES INCLUDING, BUT NOT LIMITED TO, NOTIFICATION OF DISTRIBUTION OPTIONS, DISBURSEMENT OF PLAN BENEFITS, HANDLING ANY PROCESSING AND ADMINISTRATION OF QUALIFIED PLAN LOANS, COMPLIANCE REGULATORY REQUIREMENTS AND FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS FROM THE PLAN TO PLAN PARTICIPANTS AND, IF APPLICABLE, BENEFICIARIES OF PLAN PARTICIPANTS AND IRA CONTRIBUTIONS FROM PLAN PARTICIPANTS. OUR ADMINISTRATIVE DUTIES ARE LIMITED TO ADMINISTRATION OF THE CONTRACT AND ANY DISBURSEMENTS OF ANY CONTRACT BENEFITS TO THE OWNER, ANNUITANT OR BENEFICIARY OF THE CONTRACT, AS APPLICABLE. OUR TAX REPORTING RESPONSIBILITY IS LIMITED TO FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS TO THE APPLICABLE PAYEE AND IRA CONTRIBUTIONS FROM THE OWNER OF A CONTRACT, AS RECORDED ON OUR BOOKS AND RECORDS. IF YOU ARE PURCHASING A QUALIFIED CONTRACT, YOU SHOULD CONSULT WITH YOUR PLAN ADMINISTRATOR AND/OR A QUALIFIED TAX ADVISER. YOU ALSO SHOULD CONSULT WITH A QUALIFIED TAX ADVISER AND/OR PLAN ADMINISTRATOR BEFORE YOU WITHDRAW ANY PORTION OF YOUR CONTRACT VALUE.




The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are

82                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------



subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.




We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.




1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS")




In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A , SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.




TRADITIONAL IRAS Traditional IRAs are subject to limits on the amounts that may be contributed each year (which contribution limits are scheduled to increase over the next several years), the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.




You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into your Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plan if the distribution is not transferred directly to your Traditional IRA.




IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA's cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.




SEP IRAS Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer, employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.




SIMPLE IRAS The Savings Incentive Match Plan for Employees of Small Employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.




A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               83

-------------------------------------------------------------------------------



without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.




If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.




ROTH IRAS Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax. In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA and under limited circumstances, as indicated below. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.




2.    QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(k) PLAN




Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.




In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefit once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.




3. TAX SHELTERED ANNUITY UNDER SECTION 403(b) ("TSA")




Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code
Section 501(c)(3) to purchase a "tax-sheltered annuity" contract ("TSA") and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, such contributions may not exceed the lesser of an annual dollar limit (e.g., $44,000 in 2006) or 100% of the employee's "includable compensation" for his most recent full year of service, subject to other adjustments. Special provisions may allow certain employees to elect a different overall limitation.




A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:




       a.   after the employee reaches age 59 1/2;




       b.  upon the employee's separation from service;




       c.   upon the employee's death or disability; or




       d. in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).




Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often

84                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------



contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.




Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below.




4.    DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")




Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).




All of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. However, where the trust requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer's general creditors.




5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS




Except under certain circumstances in the case of Roth IRAs, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract" are generally the same as for Non-Qualified Contracts, as described above.




For non-periodic amounts from certain Qualified Contracts or Plans, Code Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instances, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.




In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below. Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.




6. PENALTY TAXES FOR QUALIFIED PLANS




Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.




a. PENALTY TAXES ON PREMATURE DISTRIBUTIONS Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:




- made to a beneficiary (or to the employee's estate) on or after the employee's death;




-   attributable to the employee's becoming disabled under Code Section
    72(m)(7);




- part of a series of substantially equal periodic payments (not less frequently than annually -- "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;




- (except for IRAs) made to an employee after separation from service after reaching age 55; or

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               85

-------------------------------------------------------------------------------



- not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.




In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:




- made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;




- not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or




-   for a qualified first-time home buyer and meets the requirements of Code
    Section 72(t)(8).




If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied RETROACTIVELY TO ALL THE PRIOR PERIODIC PAYMENTS (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.




For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.




b. RMDS AND 50% PENALTY TAX If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.




An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:




-   the calendar year in which the individual attains age 70 1/2, or




- (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.




The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over --




(a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or




(b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.




If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the individual's surviving spouse, distributions may be delayed until the deceased individual would have attained age 70 1/2.




If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.




The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.




The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount. RMDs also can be made in the form of annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.




In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.




7. TAX WITHHOLDING FOR QUALIFIED PLANS




Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an "eligible rollover distribution" (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an

86                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------



IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."




Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens or resident aliens of the United States.




Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.




8. ROLLOVER DISTRIBUTIONS




The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plan fiduciaries (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.




For instance, generally any amount can be transferred directly from one type of Qualified Plan (e.g., a TSA) to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transferor Plan (e.g., a TSA that is subject to the same kinds of salary reduction restrictions). Such a "direct transfer" between the same kind of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.




By contrast, an amount distributed from one type of Plan (e.g., a TSA) into a different type of Plan (e.g., a Traditional IRA) generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan fiduciary) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan fiduciary by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient.




Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either:




       a.   an RMD amount;




       b. one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or




       c.   any distribution made upon hardship of the employee.




Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457(e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified
Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.




Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               87

-------------------------------------------------------------------------------



be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan (e.g., a TSA) that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).




Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse), Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS.




9. QUALIFIED HURRICANE RELIEF




The Katrina Emergency Tax Relief Act of 2005 ("KETRA"), signed by the President on September 23, 2005, contains several provisions regarding distributions from qualified plans for participants who were affected by Hurricane Katrina. Generally, KETRA allows eligible persons to take distributions from their retirement plans without being subject to the 10% penalty on early distributions and permits the income portion of such distribution to be included in taxable income ratably over a three-year period. KETRA also allows such distributed amounts to be recontributed to the retirement plan within three years and such re-contribution will be treated as a rollover contribution, thus avoiding taxation of the distributed amounts. The total amount of qualified KETRA distributions that an eligible person may receive from all qualified plans is limited to $100,000. KETRA also provides relief for certain qualified plan withdrawals made in connection with home purchases which were cancelled because of Hurricane Katrina and modifies the qualified plan loan rules for certain loans taken by eligible persons. These qualified plan provisions of KETRA were extended to certain victims of Hurricanes Rita and Wilma through the enactment of the Gulf Opportunity Zone Act signed by the President on December 21, 2005. The IRS is preparing further guidance regarding these relief provisions for the victims of the Hurricanes and is drafting Form 8915 for use by eligible persons for reporting qualified plan distributions and determining the amount to be included in taxable income. You should check the IRS's web site to determine if your residence was in an area of hurricane impact which entitles you to the relief being sought. KETRA and the Gulf Opportunity Zone Act contain tax relief provisions in addition to the qualified plan provisions described above and the IRS has designated areas in the hurricane impacted states for different types of tax relief.

88                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

GENERAL INFORMATION
        Safekeeping of Assets
        Experts
        Non-Participating
        Misstatement of Age or Sex
        Principal Underwriter
PERFORMANCE RELATED INFORMATION
        Total Return for all Sub-Accounts
        Yield for Sub-Accounts
        Money Market Sub-Accounts
        Additional Materials
        Performance Comparisons
ACCUMULATION UNIT VALUES
FINANCIAL STATEMENTS

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               89

-------------------------------------------------------------------------------



APPENDIX I -- SERIES II CONTRACT DEATH BENEFIT -- EXAMPLES


PREMIUM SECURITY DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You purchased your Contract with the Premium Security Death Benefit, because You and Your Annuitant were both no older than age 80 on the issue date,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we receive proof of Death, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $106,000.

CALCULATION OF PREMIUM SECURITY DEATH BENEFIT

To calculate the Premium Security Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we receive proof of Death [$117,403],

- Total Premium Payments adjusted for any partial Surrenders [$100,000 - $8,000 = $92,000]

- The lesser of (a) Your Maximum Anniversary Value [$106,000] and (b) Your Contract Value on the day we calculate the Death Benefit, plus 25% of Your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death [$117,403 + 25% x $106,000 = $143,903];
    the lesser (a) and (b) is $106,000.

The Premium Security Death Benefit is the greatest of these three values, which is $117,403

90                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

EXAMPLE 2

Assume that:

- You purchased your Contract with the Premium Security Death Benefit, because You and Your Annuitant were both no older than age 80 on the issue date,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

-   On the day we receive proof of Death, your Contract Value was $120,000,

- Your Maximum Anniversary Value is $83,571 (based on an adjustment to an anniversary value that was $140,000 before the partial Surrender (see below)).

CALCULATION OF PREMIUM SECURITY DEATH BENEFIT

To calculate the Premium Security Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we receive proof of Death [$120,000],

- Total Premium Payments adjusted for any partial Surrenders [$57,857 (see below)]

-   The lesser of (a) Your Maximum Anniversary Value [$83,571 (see below)] and
    (b) Your Contract Value on the day we receive proof of Death plus 25% of Your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death [$120,000 + 25% ($83,571) = $140,893]; the lesser (a) and (b) is $83,571.

- The Premium Security Death Benefit is the greatest of these three values, which is $120,000

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of total Premium Payments is $10,000. Total Premium Payments adjusted for dollar for dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payment of $57,857.

ADJUSTMENT FOR PARTIAL SURRENDER FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Your Maximum Anniversary Value adjusted for partial Surrenders on a dollar for dollar basis up to 10% of Premium Payments is $140,000 - $10,000 = $130,000. Remaining partial Surrenders are $50,000. We use this amount to reduce your Maximum Anniversary Value by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               91

-------------------------------------------------------------------------------

ASSET PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You purchased your Contract with the Asset Protection Death Benefit, because You and/or Your Annuitant were over age 80 on the issue date,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we receive proof of Death, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $106,000.

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we receive proof of Death [$117,403],

- The lesser of (a) total Premium Payments adjusted for any partial Surrenders [$100,000 - $8,000 = $92,000] or (b) Your Contract Value on the day we calculate the Death Benefit, plus 25% of Your total Premium Payments adjusted for any partial Surrenders and excluding any subsequent Premium Payments we receive within 12 months of death [$117,403 + 25% x $92,000 = $140,403]; the lesser of (a) and (b) is $92,000.

- The lesser of (a) Your Maximum Anniversary Value [$106,000] and (b) Your Contract Value on the day we calculate the Death Benefit, plus 25% of Your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death [$117,403 + 25% x $106,000 = $143,903];
    the lesser (a) and (b) is $106,000.

The Asset Protection Death Benefit is the greatest of these three values, which is $117,403

EXAMPLE 2

Assume that:

- You purchased your Contract with the Asset Protection Death Benefit because You and/or Your Annuitant were over age 80 on the issue date,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

-   On the day we receive proof of Death, your Contract Value was $120,000,

- Your Maximum Anniversary Value is $83,571 (based on an adjustment to an anniversary value that was $140,000 before the partial Surrender (see below)).

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we receive proof of Death [$120,000],

- The lesser of (a) total Premium Payments adjusted for any partial Surrenders [$57,857 (see Example 1 under Premium Security Death Benefit)] or (b) Your Contract Value on the day we calculate the Death Benefit, plus 25% of Your total Premium Payments adjusted for any partial Surrenders and excluding any subsequent Premium Payments we receive within 12 months of death [$120,000 + 25% x $57,857 = $134,464]; the lesser (a) and (b) is $57,857.

- The lesser of (a) Your Maximum Anniversary Value [$83,571 (see Example 1 under Premium Security Death Benefit)] and (b) Your Contract Value on the day we receive proof of Death plus 25% of Your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death [$120,000 + 25% ($83,571) = $140,893]; the lesser (a) and (b) is
    $83,571.

The Asset Protection Death Benefit is the greatest of these three values, which is $120,000

92                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

MAV PLUS DEATH BENEFIT WITH PREMIUM SECURITY DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You elected the MAV Plus Death Benefit when you purchased your Contract with the Premium Security Death Benefit,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we receive proof of Death, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $106,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was greater than the Premium Security Death Benefit, your adjusted total Premium Payments, and your Maximum Anniversary Value.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR EARNINGS PROTECTION BENEFIT

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- We determine Contract gain by subtracting the Contract Value on the date you added the MAV Plus Death Benefit from the Contract Value immediately before the partial surrender, then deduct any premium payments and add any adjustments for partial Surrenders made during that time [$109,273 - $100,000 - $0 + $0 = $9,273]

Since the Contract gain at the time of partial Surrender [$9,273] exceeds the partial Surrender [$8,000], there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

We would calculate the Contract gain as follows:

-   Contract Value on the day we receive proof of Death [$117,403],

- Subtract the Contract Value on the date the MAV Plus Death Benefit was added to your Contract [$100,000],

-   Add any adjustments for partial Surrenders [$0],

So the Contract gain equals $17,403.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- We calculate the Contract Value on the date the MAV Plus Death Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date excluding Premium Payments made in the 12 months prior to death ($0),

-   minus any adjustments for partial Surrenders ($0),

Which equals $100,000. The cap is 200% of $100,000, which is $200,000.

PREMIUM SECURITY DEATH BENEFIT AMOUNT IS $117,403. (See Example 1 under Premium Security Death Benefit for details of calculation.)

ADJUSTED TOTAL PREMIUM PAYMENT AMOUNT IS $92,000. (See Example 1 under Premium Security Death Benefit for details of calculation.)

MAV PLUS DEATH BENEFIT

In this situation the cap does not apply, so we take the Contract Value on the date we receive proof of death and adds 40% of gain [$117,403 + 40% ($17,403)] which totals $124,364. This is the greatest of the four values compared, and so is the death benefit.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               93

-------------------------------------------------------------------------------

EXAMPLE 2

Assume that:

- You elected the MAV Plus Death Benefit when you purchased your Contract with the Premium Security Death Benefit,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

- Your Maximum Anniversary Value is $83,571 (based on an adjustment to an anniversary value that was $140,000 before the partial Surrender (see below))

-   On the day we receive proof of Death, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the Death Benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- We determine Contract gain by subtracting the Contract Value on the date you added the MAV Plus Death Benefit from the Contract Value immediately before the partial surrender, then deduct any premium payments and add any adjustments for partial Surrenders made during that time [$150,000 - $100,000 - $0 + $0 = $50,000]

Since the partial Surrender [$60,000] exceeds the Contract gain at the time of partial Surrender [$50,000], the adjustment for the partial Surrender is the difference, or $10,000.

CALCULATION OF CONTRACT GAIN

We would calculate the Contract gain as follows:

-   Contract Value on the day we receive proof of Death [$120,000],

- Subtract the Contract Value on the date the MAV Plus Death Benefit was added to your Contract [$100,000],

-   Add any adjustments for partial Surrenders [$10,000],

So the Contract gain equals $30,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- We calculate the Contract Value on the date the MAV Plus Death Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date excluding Premium Payments made in the 12 months prior to death ($0),

-   minus any adjustments for partial Surrenders ($10,000),

Which equals $90,000. The cap is 200% of $90,000, which is $180,000.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Maximum Anniversary Value adjusted for dollar for dollar Surrenders is $140,000 - $10,000 = $130,000. Remaining Surrenders equal $50,000. This amount will reduce the Maximum Anniversary Value proportionally. Contract Value immediately before Surrender is $150,000 - $10,000 = $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so we take 40% of Contract gain on the day we receive proof of death $30,000 or $12,000 and adds that to the Contract Value on the date we receive proof of death. Therefore, the Earnings Protection Benefit is [40% ($30,000) + $120,000], which equals $132,000.

94                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------



SERIES I AND SERIES IR CONTRACTS DEATH BENEFIT -- EXAMPLES


ASSET PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

-   You purchased your Contract with the Asset Protection Death Benefit,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $117,403.

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$117,403],

- The Contract Value of your Contract, plus 25% of the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders. [$117,403 + 25% ($100,000 - $8,000) = $140,403],

- The Contract Value of your Contract, plus 25% of your Maximum Anniversary Value minus an adjustment for any partial Surrenders. [$117,403 + 25% ($117,403 - $8,000) = $144,754].

The Asset Protection Death Benefit is the greatest of these three values but it cannot exceed the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$117,403],

- The total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders [$100,000 - $8,000 = $92,000], or

-   Your Maximum Anniversary Value adjusted for any partial Surrenders [$117,403
    - $8,000 = $109,403].

- Because the Contract Value of your Contract [$117,403] is greater than your Maximum Anniversary Value adjusted for partial Surrenders [$109,403] and your adjusted total Premium Payments [$92,000], the amount of the Death Benefit cannot exceed $117,403.

AMOUNT OF ASSET PROTECTION DEATH BENEFIT

Because the Asset Protection Death Benefit cannot exceed $117,403, the amount of the Death Benefit is equal to your Contract Value of $117,403.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               95

-------------------------------------------------------------------------------

EXAMPLE 2

Assume that:

-   You purchased your Contract with the Asset Protection Death Benefit,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000,

-   Your Maximum Anniversary Value is $140,000.

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The Contract Value of your Contract, plus 25% of the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders. [$120,000 + 25% of $57,857 = $134,464 (See below)],

- The Contract Value of your Contract, plus 25% of your Maximum Anniversary Value adjusted for any partial Surrenders. [$120,000 + 25% ($83,571) = $140,893 (See below)].

The Asset Protection Death Benefit is the greatest of these three values but it cannot exceed the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and the adjustment for any partial Surrenders [$57,857 (See below)], or

- Your Maximum Anniversary Value minus an adjustment for any partial surrenders [$83,571 (See below)].

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of total Premium Payments is $10,000. Total Premium Payments adjusted for dollar for dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payment of $57,857.

ADJUSTMENT FOR PARTIAL SURRENDER FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Your Maximum Anniversary Value adjusted for partial Surrenders on a dollar for dollar basis up to 10% of Premium Payments is $130,000. Remaining partial Surrenders are $50,000. We use this amount to reduce your Maximum Anniversary Value by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

AMOUNT OF ASSET PROTECTION DEATH BENEFIT

Your Asset Protection Death Benefit is $120,000. This is because your Contract Value at death [$120,000] was the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and the adjustment for any partial Surrenders [$57,857], or

- Your Maximum Anniversary Value minus an adjustment for any partial surrenders [$83,571].

So, your Asset Protection Death Benefit cannot exceed $120,000.

96                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

PREMIUM PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You purchased your Contract with the Premium Protection Death Benefit instead of the Asset Protection Death Benefit,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403.

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. The withdrawal of $8,000 is less than 10% of premiums. Your adjusted total Premium Payments is $92,000.

DEATH BENEFIT AMOUNT

Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $117,403.

EXAMPLE 2

Assume that:

- You purchased your Contract with the Premium Protection Death Benefit instead of the Asset Protection Death Benefit,

-   You made an initial Premium Payment of $100,000,

-   In your fourth contract year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your surrender was $150,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000.

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of total Premium Payments is $10,000. Total Premium Payments adjusted for dollar for dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payments of $57,857.

DEATH BENEFIT AMOUNT

Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $120,000.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               97

-------------------------------------------------------------------------------

MAV/EPB DEATH BENEFIT WITH ASSET PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You elected the MAV/EPB Death Benefit when you purchased your Contract with the Asset Protection Death Benefit,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $117,403,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was greater than the Asset Protection Death Benefit, your adjusted total Premium Payments, and your Maximum Anniversary Value.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR EARNINGS PROTECTION BENEFIT

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

-   Add the amount of the partial Surrender ($8,000) to

- The Contract Value on the date the MAV/EPB Death Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the MAV/EPB Death Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($109,273),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the MAV/EPB Death Benefit is added to your Contract ($0),

Which equals - $1,273, which is less than zero, so there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

We would calculate the Contract gain as follows:

-   Contract Value on the date we receive proof of death ($117,403),

- Subtract the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

-   Add any adjustments for partial Surrenders ($0),

So the Contract gain equals $17,403.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- We calculate the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

-   plus Premium Payments made since that date ($0),

-   minus Premium Payments made in the 12 months prior to death ($0),

-   minus any adjustments for partial Surrenders ($0),

Which equals $100,000. The cap is 200% of $100,000, which is $200,000.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. The withdrawal of $8,000 is less than 10% of premiums. YOUR ADJUSTED MAXIMUM ANNIVERSARY VALUE IS $109,403.

ASSET PROTECTION DEATH BENEFIT AMOUNT IS $117,403. (See Example 1 under Asset Protection Death Benefit for details of calculation.)

ADJUSTED TOTAL PREMIUM PAYMENT AMOUNT IS $92,000. (See Example 1 under Asset Protection Death Benefit for details of calculation.)

MAV/EPB DEATH BENEFIT

In this situation the cap does not apply, so we take 40% of $17,403 or $6,961 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $124,364. This is the greatest of the four values compared.

98                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

EXAMPLE 2

Assume that:

- You elected the MAV/EPB Death Benefit when you purchased your Contract with the Asset Protection Death Benefit,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

-   Your Maximum Anniversary Value is $140,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the Death Benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the MAV/EPB Death Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

-   Add the amount of the partial Surrender ($60,000) to

- The Contract Value on the date the MAV/EPB Death Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the MAV/EPB Death Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the MAV/EPB Death Benefit is added to your Contract ($0),

Which equals +$10,000, which is greater than zero, so there is a $10,000 adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

We would calculate the Contract gain as follows:

-   Contract Value on the date we receive proof of death ($120,000),

- Subtract the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

-   Add any adjustments for partial Surrenders ($10,000),

So the Contract gain equals $30,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- We calculate the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

-   plus Premium Payments made since that date ($0),

-   minus Premium Payments made in the 12 months prior to death ($0),

-   minus any adjustments for partial Surrenders ($10,000),

Which equals $90,000. The cap is 200% of $90,000, which is $180,000.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Maximum Anniversary Value adjusted for dollar for dollar Surrenders is $130,000. Remaining Surrenders equal $50,000. This amount will reduce the Maximum Anniversary Value proportionally. Contract Value immediately before Surrender is $150,000 minus $10,000 = $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so we take 40% of $30,000 or $12,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $132,000.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               99

-------------------------------------------------------------------------------

MAV/EPB DEATH BENEFIT WITH PREMIUM PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

-   You elected the MAV/EPB Death Benefit when you purchased your Contract,

- You elected the Premium Protection Death Benefit and opted out of the Asset Protection Death Benefit when you purchased your Contract,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $117,403,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three Death Benefit calculations (Premium Protection Death Benefit, Maximum Anniversary Value and Earnings Protection Benefit).

EARNINGS PROTECTION BENEFIT AMOUNT IS $124,364. (See Example 1 under MAV/EPB Death Benefit with Asset Protection Benefit for details of calculation.)

MAXIMUM ANNIVERSARY VALUE IS $109,403. (See Example 1 under MAV/EPB Death Benefit with Asset Protection Benefit for details of calculation.)

PREMIUM PROTECTION DEATH BENEFIT AMOUNT IS $92,000. (See Example 1 under Premium Protection Death Benefit for details of calculation.)

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

The total Death Benefit with the Earnings Protection Benefit is $124,364. This is the greatest of the three values compared.

EXAMPLE 2

Assume that:

-   You elected the MAV/EPB Death Benefit when you purchased your Contract,

- You elected the Premium Protection Death Benefit and opted out of the Asset Protection Death Benefit when you purchased your Contract,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $60,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $150,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000,

-   Your Maximum Anniversary Value was $140,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three Death Benefit calculations (Premium Protection Death Benefit, Maximum Anniversary Value and Earnings Protection Benefit).

EARNINGS PROTECTION BENEFIT AMOUNT IS $132,000. (See Example 2 under MAV/EPB Death Benefit with Asset Protection Death Benefit for details of calculation.)

MAXIMUM ANNIVERSARY VALUE IS $83,571. (See Example 2 under MAV/EPB Death Benefit with Asset Protection Death Benefit for details of calculation.)

PREMIUM PROTECTION DEATH BENEFIT AMOUNT IS $57,857. (See Example 2 under Premium Protection Death Benefit for details of calculation.)

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

The total Death Benefit with the Earnings Protection Benefit is $132,000. This is the greatest of the three values compared.

100                              HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------



APPENDIX II -- ACCUMULATION UNIT VALUES


(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this Prospectus.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows only the highest and lowest possible Accumulation Unit Value, assuming you select no optional benefits or assuming you select all optional benefits. A table showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits is shown in the Statement of Additional Information, which you may obtain free of charge by calling us at 1-800-862-6668.

There is no information for American Funds Global Growth and Income Fund Sub-Account because as of December 31, 2005, the Sub-Account had not commenced operations.

SERIES I/IR:

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                       2005             2004             2003
--------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE ASSET
  ALLOCATION FUND
   WITHOUT ANY OPTIONAL
   BENEFITS
      Accumulation Unit Value      $1.152           $1.068           $0.994
      at beginning of period
      Accumulation Unit Value      $1.193           $1.152           $1.068
      at end of period
      Number of Accumulation           54               57               34
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value      $1.127           $1.070               --
      at beginning of period
      Accumulation Unit Value      $1.158           $1.127               --
      at end of period
      Number of Accumulation           --               --               --
      Units outstanding at
      end of period (in
      thousands)
WELLS FARGO ADVANTAGE
  DISCOVERY FUND
   WITHOUT ANY OPTIONAL
   BENEFITS
      Accumulation Unit Value     $10.524               --               --  (b)
      at beginning of period
      Accumulation Unit Value     $11.256               --               --
      at end of period
      Number of Accumulation           --               --               --
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value     $10.516               --               --  (b)
      at beginning of period
      Accumulation Unit Value     $11.203               --               --
      at end of period
      Number of Accumulation           --               --               --
      Units outstanding at
      end of period (in
      thousands)
WELLS FARGO ADVANTAGE EQUITY
  INCOME FUND
   WITHOUT ANY OPTIONAL
   BENEFITS
      Accumulation Unit Value      $1.155           $1.054           $0.957
      at beginning of period
      Accumulation Unit Value      $1.201           $1.155           $1.054
      at end of period
      Number of Accumulation           94               42               --
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value      $1.130           $1.055               --
      at beginning of period
      Accumulation Unit Value      $1.166           $1.130               --
      at end of period
      Number of Accumulation           18               --               --
      Units outstanding at
      end of period (in
      thousands)
WELLS FARGO ADVANTAGE C&B
  LARGE CAP VALUE FUND
   WITHOUT ANY OPTIONAL
   BENEFITS
      Accumulation Unit Value      $1.079           $0.984           $0.892
      at beginning of period
      Accumulation Unit Value      $1.098           $1.079           $0.984
      at end of period
      Number of Accumulation            3                3               --
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value      $1.056           $0.985               --
      at beginning of period
      Accumulation Unit Value      $1.066           $1.056               --
      at end of period
      Number of Accumulation           --               --               --
      Units outstanding at
      end of period (in
      thousands)
WELLS FARGO ADVANTAGE LARGE
  COMPANY CORE FUND
   WITHOUT ANY OPTIONAL
   BENEFITS
      Accumulation Unit Value      $1.017           $0.951           $0.892
      at beginning of period
      Accumulation Unit Value      $0.981           $1.017           $0.951
      at end of period
      Number of Accumulation           15               --               --
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value      $0.995           $0.950               --
      at beginning of period
      Accumulation Unit Value      $0.952           $0.995               --
      at end of period
      Number of Accumulation           --               --               --
      Units outstanding at
      end of period (in
      thousands)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                              101

-------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                       2005             2004             2003
--------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE
  INTERNATIONAL CORE FUND
   WITHOUT ANY OPTIONAL
   BENEFITS
      Accumulation Unit Value      $1.125           $1.040           $0.904
      at beginning of period
      Accumulation Unit Value      $1.217           $1.125           $1.040
      at end of period
      Number of Accumulation          112               50               --
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value      $1.101           $1.025               --
      at beginning of period
      Accumulation Unit Value      $1.182           $1.101               --
      at end of period
      Number of Accumulation           19               --               --
      Units outstanding at
      end of period (in
      thousands)
WELLS FARGO ADVANTAGE LARGE
  COMPANY GROWTH FUND
   WITHOUT ANY OPTIONAL
   BENEFITS
      Accumulation Unit Value      $1.016           $0.997           $0.958
      at beginning of period
      Accumulation Unit Value      $1.059           $1.016           $0.997
      at end of period
      Number of Accumulation          142              104               --
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value      $0.994           $0.993               --
      at beginning of period
      Accumulation Unit Value      $1.028           $0.994               --
      at end of period
      Number of Accumulation           17               --               --
      Units outstanding at
      end of period (in
      thousands)
WELLS FARGO ADVANTAGE MONEY
  MARKET FUND
   WITHOUT ANY OPTIONAL
   BENEFITS
      Accumulation Unit Value      $0.984           $0.991           $0.994
      at beginning of period
      Accumulation Unit Value      $0.996           $0.984           $0.991
      at end of period
      Number of Accumulation           40                7               --
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value      $0.963           $0.976               --
      at beginning of period
      Accumulation Unit Value      $0.967           $0.963               --
      at end of period
      Number of Accumulation           24               16               --
      Units outstanding at
      end of period (in
      thousands)
WELLS FARGO ADVANTAGE MULTI
  CAP VALUE FUND
   WITHOUT ANY OPTIONAL
   BENEFITS
      Accumulation Unit Value     $10.825               --               --  (b)
      at beginning of period
      Accumulation Unit Value     $12.100               --               --
      at end of period
      Number of Accumulation           --               --               --
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value     $10.817               --               --  (b)
      at beginning of period
      Accumulation Unit Value     $12.044               --               --
      at end of period
      Number of Accumulation           --               --               --
      Units outstanding at
      end of period (in
      thousands)
WELLS FARGO ADVANTAGE
  OPPORTUNITY FUND
   WITHOUT ANY OPTIONAL
   BENEFITS
      Accumulation Unit Value     $10.330               --               --  (b)
      at beginning of period
      Accumulation Unit Value     $10.853               --               --
      at end of period
      Number of Accumulation           --               --               --
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value     $10.322               --               --  (b)
      at beginning of period
      Accumulation Unit Value     $10.803               --               --
      at end of period
      Number of Accumulation           --               --               --
      Units outstanding at
      end of period (in
      thousands)
WELLS FARGO ADVANTAGE SMALL
  CAP GROWTH FUND
   WITHOUT ANY OPTIONAL
   BENEFITS
      Accumulation Unit Value      $1.108           $0.987           $0.913
      at beginning of period
      Accumulation Unit Value      $1.162           $1.108           $0.987
      at end of period
      Number of Accumulation          128               74               --
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value      $1.084           $1.027               --
      at beginning of period
      Accumulation Unit Value      $1.128           $1.084               --
      at end of period
      Number of Accumulation           25               --               --
      Units outstanding at
      end of period (in
      thousands)

102                              HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------



                                            AS OF DECEMBER 31,
SUB-ACCOUNT                       2005             2004             2003
--------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE TOTAL
  RETURN BOND FUND
   WITHOUT ANY OPTIONAL
   BENEFITS
      Accumulation Unit Value      $1.151           $1.118           $1.097
      at beginning of period
      Accumulation Unit Value      $1.158           $1.151           $1.118
      at end of period
      Number of Accumulation          152              110               --
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value      $1.127           $1.110               --
      at beginning of period
      Accumulation Unit Value      $1.124           $1.127               --
      at end of period
      Number of Accumulation          101               --               --
      Units outstanding at
      end of period (in
      thousands)
AIM V.I. BASIC VALUE FUND
   WITHOUT ANY OPTIONAL
   BENEFITS
      Accumulation Unit Value      $1.301           $1.187           $1.017
      at beginning of period
      Accumulation Unit Value      $1.357           $1.301           $1.187
      at end of period
      Number of Accumulation        4,992            4,739            1,547
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value      $1.268           $1.181               --
      at beginning of period
      Accumulation Unit Value      $1.312           $1.268               --
      at end of period
      Number of Accumulation       10,129            8,833               --
      Units outstanding at
      end of period (in
      thousands)
AIM V.I. CAPITAL APPRECIATION
  FUND
   WITHOUT ANY OPTIONAL
   BENEFITS
      Accumulation Unit Value      $1.260           $1.198           $1.022
      at beginning of period
      Accumulation Unit Value      $1.353           $1.260           $1.198
      at end of period
      Number of Accumulation          789              630              268
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value      $1.228           $1.196               --
      at beginning of period
      Accumulation Unit Value      $1.308           $1.228               --
      at end of period
      Number of Accumulation        1,710            1,509               --
      Units outstanding at
      end of period (in
      thousands)
AIM V.I. CORE EQUITY FUND
   WITHOUT ANY OPTIONAL
   BENEFITS
      Accumulation Unit Value      $9.632               --               --  (a)
      at beginning of period
      Accumulation Unit Value     $10.303               --               --
      at end of period
      Number of Accumulation           10               --               --
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value      $9.618               --               --  (a)
      at beginning of period
      Accumulation Unit Value     $10.234               --               --
      at end of period
      Number of Accumulation            4               --               --
      Units outstanding at
      end of period (in
      thousands)
AIM V.I. DEMOGRAPHIC TRENDS
  FUND
   WITHOUT ANY OPTIONAL
   BENEFITS
      Accumulation Unit Value      $1.250           $1.170           $1.008
      at beginning of period
      Accumulation Unit Value      $1.310           $1.250           $1.170
      at end of period
      Number of Accumulation          626              711              447
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value      $1.218           $1.187               --
      at beginning of period
      Accumulation Unit Value      $1.266           $1.218               --
      at end of period
      Number of Accumulation        1,401            1,232               --
      Units outstanding at
      end of period (in
      thousands)
AIM V.I. GOVERNMENT
  SECURITIES FUND
   WITHOUT ANY OPTIONAL
   BENEFITS
      Accumulation Unit Value      $1.092           $1.079           $1.094
      at beginning of period
      Accumulation Unit Value      $1.095           $1.092           $1.079
      at end of period
      Number of Accumulation       23,647           10,436            1,425
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value      $1.064           $1.064               --
      at beginning of period
      Accumulation Unit Value      $1.059           $1.064               --
      at end of period
      Number of Accumulation       37,527           26,008               --
      Units outstanding at
      end of period (in
      thousands)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                              103

-------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                       2005             2004             2003
--------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH
  FUND
   WITHOUT ANY OPTIONAL
   BENEFITS
      Accumulation Unit Value      $1.428           $1.167           $0.970
      at beginning of period
      Accumulation Unit Value      $1.662           $1.428           $1.167
      at end of period
      Number of Accumulation        1,186              504               43
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value      $1.392           $1.181               --
      at beginning of period
      Accumulation Unit Value      $1.607           $1.392               --
      at end of period
      Number of Accumulation        2,195            1,002               --
      Units outstanding at
      end of period (in
      thousands)
AIM V.I. LARGE CAP GROWTH
  FUND
   WITHOUT ANY OPTIONAL
   BENEFITS
      Accumulation Unit Value      $9.456               --               --  (a)
      at beginning of period
      Accumulation Unit Value     $10.764               --               --
      at end of period
      Number of Accumulation            2               --               --
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value      $9.443               --               --  (a)
      at beginning of period
      Accumulation Unit Value     $10.692               --               --
      at end of period
      Number of Accumulation            7               --               --
      Units outstanding at
      end of period (in
      thousands)
AIM V.I. MID CAP CORE EQUITY
  FUND
   WITHOUT ANY OPTIONAL
   BENEFITS
      Accumulation Unit Value      $1.427           $1.271           $1.111
      at beginning of period
      Accumulation Unit Value      $1.515           $1.427           $1.271
      at end of period
      Number of Accumulation        6,356            3,972            1,441
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value      $1.391           $1.271               --
      at beginning of period
      Accumulation Unit Value      $1.465           $1.391               --
      at end of period
      Number of Accumulation       11,800            8,936               --
      Units outstanding at
      end of period (in
      thousands)
AIM V.I. SMALL CAP EQUITY
  FUND
   WITHOUT ANY OPTIONAL
   BENEFITS
      Accumulation Unit Value     $11.647          $10.790          $10.288
      at beginning of period
      Accumulation Unit Value     $12.423          $11.647          $10.790
      at end of period
      Number of Accumulation          102               42                1
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value     $11.535          $11.054               --
      at beginning of period
      Accumulation Unit Value     $12.205          $11.535               --
      at end of period
      Number of Accumulation          235              190               --
      Units outstanding at
      end of period (in
      thousands)
AMERICAN FUNDS ASSET
  ALLOCATION FUND
   WITHOUT ANY OPTIONAL
   BENEFITS
      Accumulation Unit Value     $11.993           $11.22           $10.12
      at beginning of period
      Accumulation Unit Value     $12.913           $11.99           $11.22
      at end of period
      Number of Accumulation        5,027         3,097.00           808.00
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value     $10.694           $10.15               --
      at beginning of period
      Accumulation Unit Value     $11.424           $10.69               --
      at end of period
      Number of Accumulation        4,926         3,923.00               --
      Units outstanding at
      end of period (in
      thousands)
AMERICAN FUNDS BLUE CHIP
  INCOME AND GROWTH FUND
   WITHOUT ANY OPTIONAL
   BENEFITS
      Accumulation Unit Value      $0.997           $0.921           $0.790
      at beginning of period
      Accumulation Unit Value      $1.055           $0.997           $0.921
      at end of period
      Number of Accumulation       39,979           25,004            7,529
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value      $0.970           $0.919               --
      at beginning of period
      Accumulation Unit Value      $1.018           $0.970               --
      at end of period
      Number of Accumulation       39,846           32,185               --
      Units outstanding at
      end of period (in
      thousands)

104                              HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                            2005             2004             2003
--------------------------------------------------------------------------------
AMERICAN FUNDS BOND FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at       $13.499          $12.943          $12.513
      beginning of period
      Accumulation Unit Value at       $13.530          $13.499          $12.943
      end of period
      Number of Accumulation Units       2,438            1,368              343
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (50 BPS)
      Accumulation Unit Value at       $12.843          $12.500               --
      beginning of period
      Accumulation Unit Value at       $12.769          $12.843               --
      end of period
      Number of Accumulation Units       3,197            2,523               --
      outstanding at end of period
      (in thousands)
AMERICAN FUNDS GLOBAL GROWTH FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at       $11.752          $10.496           $8.622
      beginning of period
      Accumulation Unit Value at       $13.227          $11.752          $10.496
      end of period
      Number of Accumulation Units       1,643              882              238
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (50 BPS)
      Accumulation Unit Value at       $11.501          $10.499               --
      beginning of period
      Accumulation Unit Value at       $12.841          $11.501               --
      end of period
      Number of Accumulation Units       1,321              924               --
      outstanding at end of period
      (in thousands)
AMERICAN FUNDS GLOBAL SMALL
  CAPITALIZATION FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at       $13.187          $11.057           $8.281
      beginning of period
      Accumulation Unit Value at       $16.308          $13.187          $11.057
      end of period
      Number of Accumulation Units         858              438              102
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (50 BPS)
      Accumulation Unit Value at       $13.588          $11.953               --
      beginning of period
      Accumulation Unit Value at       $16.671          $13.588               --
      end of period
      Number of Accumulation Units       1,308              773               --
      outstanding at end of period
      (in thousands)
AMERICAN FUNDS GROWTH FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at       $11.997          $10.810           $9.337
      beginning of period
      Accumulation Unit Value at       $13.753          $11.997          $10.810
      end of period
      Number of Accumulation Units       8,675            4,937            1,622
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (50 BPS)
      Accumulation Unit Value at       $11.225          $10.443               --
      beginning of period
      Accumulation Unit Value at       $12.765          $11.225               --
      end of period
      Number of Accumulation Units      13,600           10,695               --
      outstanding at end of period
      (in thousands)
AMERICAN FUNDS GROWTH-INCOME FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at       $13.223          $12.143          $10.422
      beginning of period
      Accumulation Unit Value at       $13.806          $13.223          $12.143
      end of period
      Number of Accumulation Units       9,763            5,476            1,524
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (50 BPS)
      Accumulation Unit Value at       $11.432          $10.801               --
      beginning of period
      Accumulation Unit Value at       $11.842          $11.432               --
      end of period
      Number of Accumulation Units      15,290           11,516               --
      outstanding at end of period
      (in thousands)
AMERICAN FUNDS INTERNATIONAL FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at       $11.074           $9.407           $7.437
      beginning of period
      Accumulation Unit Value at       $13.275          $11.074           $9.407
      end of period
      Number of Accumulation Units       2,813            1,396              250
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (50 BPS)
      Accumulation Unit Value at       $11.316           $9.882               --
      beginning of period
      Accumulation Unit Value at       $13.457          $11.316               --
      end of period
      Number of Accumulation Units       3,129            2,231               --
      outstanding at end of period
      (in thousands)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                              105

-------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                       2005             2004             2003
--------------------------------------------------------------------------------
AMERICAN FUNDS NEW WORLD
  FUND
   WITHOUT ANY OPTIONAL
   BENEFITS
      Accumulation Unit Value     $14.962          $12.766          $10.155
      at beginning of period
      Accumulation Unit Value     $17.823          $14.962          $12.766
      at end of period
      Number of Accumulation          563              212               51
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value     $13.719          $11.966               --
      at beginning of period
      Accumulation Unit Value     $16.212          $13.719               --
      at end of period
      Number of Accumulation          604              412               --
      Units outstanding at
      end of period (in
      thousands)
FRANKLIN FLEX CAP GROWTH
  SECURITIES FUND
   WITHOUT ANY OPTIONAL
   BENEFITS
      Accumulation Unit Value      $9.408               --               --  (a)
      at beginning of period
      Accumulation Unit Value     $10.480               --               --
      at end of period
      Number of Accumulation          108               --               --
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value      $9.396               --               --  (a)
      at beginning of period
      Accumulation Unit Value     $10.411               --               --
      at end of period
      Number of Accumulation           32               --               --
      Units outstanding at
      end of period (in
      thousands)
FRANKLIN INCOME SECURITIES
  FUND
   WITHOUT ANY OPTIONAL
   BENEFITS
      Accumulation Unit Value     $13.504          $12.022          $10.500
      at beginning of period
      Accumulation Unit Value     $13.537          $13.504          $12.022
      at end of period
      Number of Accumulation        5,384            2,089              413
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value     $13.217          $12.007               --
      at beginning of period
      Accumulation Unit Value     $13.144          $13.217               --
      at end of period
      Number of Accumulation        6,083            4,107               --
      Units outstanding at
      end of period (in
      thousands)
FRANKLIN LARGE CAP GROWTH
  SECURITIES FUND
   WITHOUT ANY OPTIONAL
   BENEFITS
      Accumulation Unit Value     $11.061          $10.388           $9.177
      at beginning of period
      Accumulation Unit Value     $11.029          $11.061          $10.388
      at end of period
      Number of Accumulation          928              421               42
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value     $10.826          $10.430               --
      at beginning of period
      Accumulation Unit Value     $10.708          $10.826               --
      at end of period
      Number of Accumulation        1,481              939               --
      Units outstanding at
      end of period (in
      thousands)
FRANKLIN LARGE CAP VALUE
  FUND
   WITHOUT ANY OPTIONAL
   BENEFITS
      Accumulation Unit Value      $9.708               --               --  (a)
      at beginning of period
      Accumulation Unit Value     $10.315               --               --
      at end of period
      Number of Accumulation           58               --               --
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value      $9.695               --               --  (a)
      at beginning of period
      Accumulation Unit Value     $10.246               --               --
      at end of period
      Number of Accumulation           11               --               --
      Units outstanding at
      end of period (in
      thousands)
FRANKLIN RISING DIVIDENDS
  SECURITIES FUND
   WITHOUT ANY OPTIONAL
   BENEFITS
      Accumulation Unit Value     $13.254          $12.103          $10.476
      at beginning of period
      Accumulation Unit Value     $13.525          $13.254          $12.103
      at end of period
      Number of Accumulation        2,468            1,108              199
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value     $13.078          $12.174               --
      at beginning of period
      Accumulation Unit Value     $13.239          $13.078               --
      at end of period
      Number of Accumulation        2,842            2,050               --
      Units outstanding at
      end of period (in
      thousands)

106                              HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                            2005             2004             2003
--------------------------------------------------------------------------------
FRANKLIN SMALL-MID CAP GROWTH
  SECURITIES FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at       $11.675          $10.616           $8.778
      beginning of period
      Accumulation Unit Value at       $12.070          $11.675          $10.616
      end of period
      Number of Accumulation Units         688              414              145
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (50 BPS)
      Accumulation Unit Value at       $11.842          $11.202               --
      beginning of period
      Accumulation Unit Value at       $12.145          $11.842               --
      end of period
      Number of Accumulation Units         979              838               --
      outstanding at end of period
      (in thousands)
FRANKLIN STRATEGIC INCOME
  SECURITIES FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at       $14.856          $13.687          $12.843
      beginning of period
      Accumulation Unit Value at       $14.910          $14.856          $13.687
      end of period
      Number of Accumulation Units       1,394              627              174
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (50 BPS)
      Accumulation Unit Value at       $14.030          $13.157               --
      beginning of period
      Accumulation Unit Value at       $13.970          $14.030               --
      end of period
      Number of Accumulation Units       1,845            1,249               --
      outstanding at end of period
      (in thousands)
HARTFORD MONEY MARKET HLS FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at        $1.077           $1.081           $1.086
      beginning of period
      Accumulation Unit Value at        $1.093           $1.077           $1.081
      end of period
      Number of Accumulation Units       6,654            4,047            1,569
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (50 BPS)
      Accumulation Unit Value at        $1.045           $1.056               --
      beginning of period
      Accumulation Unit Value at        $1.052           $1.045               --
      end of period
      Number of Accumulation Units      11,174           10,273               --
      outstanding at end of period
      (in thousands)
MFS(R) CAPITAL OPPORTUNITIES
  SERIES
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at        $9.002           $8.113           $7.184
      beginning of period
      Accumulation Unit Value at        $9.031           $9.002           $8.113
      end of period
      Number of Accumulation Units          65               63               37
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (50 BPS)
      Accumulation Unit Value at        $8.184           $7.631               --
      beginning of period
      Accumulation Unit Value at        $8.145           $8.184               --
      end of period
      Number of Accumulation Units          77               75               --
      outstanding at end of period
      (in thousands)
MFS(R) EMERGING GROWTH SERIES
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at        $7.568           $6.791           $6.037
      beginning of period
      Accumulation Unit Value at        $8.153           $7.568           $6.791
      end of period
      Number of Accumulation Units          81               63               18
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (50 BPS)
      Accumulation Unit Value at        $7.248           $6.755               --
      beginning of period
      Accumulation Unit Value at        $7.745           $7.248               --
      end of period
      Number of Accumulation Units         189              168               --
      outstanding at end of period
      (in thousands)
MFS(R) GLOBAL EQUITY SERIES
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at       $12.593          $10.792           $9.284
      beginning of period
      Accumulation Unit Value at       $13.378          $12.593          $10.792
      end of period
      Number of Accumulation Units          71               32                5
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (50 BPS)
      Accumulation Unit Value at       $11.663          $10.243               --
      beginning of period
      Accumulation Unit Value at       $12.292          $11.663               --
      end of period
      Number of Accumulation Units          80               58               --
      outstanding at end of period
      (in thousands)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                              107

-------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                       2005             2004             2003
--------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK
  SERIES
   WITHOUT ANY OPTIONAL
   BENEFITS
      Accumulation Unit Value      $8.108           $7.527           $6.906
      at beginning of period
      Accumulation Unit Value      $8.358           $8.108           $7.527
      at end of period
      Number of Accumulation          169              117               73
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value      $7.510           $7.184               --
      at beginning of period
      Accumulation Unit Value      $7.680           $7.510               --
      at end of period
      Number of Accumulation          229              188               --
      Units outstanding at
      end of period (in
      thousands)
MFS(R) INVESTORS TRUST SERIES
   WITHOUT ANY OPTIONAL
   BENEFITS
      Accumulation Unit Value      $9.428           $8.581           $7.685
      at beginning of period
      Accumulation Unit Value      $9.981           $9.428           $8.581
      at end of period
      Number of Accumulation        1,720              796               65
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value      $8.108           $7.521               --
      at beginning of period
      Accumulation Unit Value      $8.516           $8.108               --
      at end of period
      Number of Accumulation        3,168            2,074               --
      Units outstanding at
      end of period (in
      thousands)
MFS(R) HIGH INCOME SERIES
   WITHOUT ANY OPTIONAL
   BENEFITS
      Accumulation Unit Value     $12.102          $11.238          $10.338
      at beginning of period
      Accumulation Unit Value     $12.198          $12.102          $11.238
      at end of period
      Number of Accumulation          473              331              131
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value     $11.407          $10.766               --
      at beginning of period
      Accumulation Unit Value     $11.405          $11.407               --
      at end of period
      Number of Accumulation          569              514               --
      Units outstanding at
      end of period (in
      thousands)
MFS(R) MID CAP GROWTH SERIES
   WITHOUT ANY OPTIONAL
   BENEFITS
      Accumulation Unit Value      $5.952           $5.266           $4.500
      at beginning of period
      Accumulation Unit Value      $6.055           $5.952           $5.266
      at end of period
      Number of Accumulation          746              426              162
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value      $5.758           $5.384               --
      at beginning of period
      Accumulation Unit Value      $5.811           $5.758               --
      at end of period
      Number of Accumulation        1,061              861               --
      Units outstanding at
      end of period (in
      thousands)
MFS(R) NEW DISCOVERY SERIES
   WITHOUT ANY OPTIONAL
   BENEFITS
      Accumulation Unit Value     $13.135          $12.498          $10.467
      at beginning of period
      Accumulation Unit Value     $13.638          $13.135          $12.498
      at end of period
      Number of Accumulation          759              370               54
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value     $11.722          $11.875               --
      at beginning of period
      Accumulation Unit Value     $12.074          $11.722               --
      at end of period
      Number of Accumulation        1,323              909               --
      Units outstanding at
      end of period (in
      thousands)
MFS(R) RESEARCH BOND SERIES
   WITHOUT ANY OPTIONAL
   BENEFITS
      Accumulation Unit Value      $9.983               --               --  (a)
      at beginning of period
      Accumulation Unit Value     $10.040               --               --
      at end of period
      Number of Accumulation           62               --               --
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value      $9.971               --               --  (a)
      at beginning of period
      Accumulation Unit Value      $9.975               --               --
      at end of period
      Number of Accumulation            9               --               --
      Units outstanding at
      end of period (in
      thousands)

108                              HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                       2005             2004             2003
--------------------------------------------------------------------------------
MFS(R) RESEARCH INTERNATIONAL
  SERIES
   WITHOUT ANY OPTIONAL
   BENEFITS
      Accumulation Unit Value     $10.019               --               --  (a)
      at beginning of period
      Accumulation Unit Value     $11.985               --               --
      at end of period
      Number of Accumulation           25               --               --
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value     $10.018               --               --  (a)
      at beginning of period
      Accumulation Unit Value     $11.921               --               --
      at end of period
      Number of Accumulation           22               --               --
      Units outstanding at
      end of period (in
      thousands)
MFS(R) RESEARCH SERIES
   WITHOUT ANY OPTIONAL
   BENEFITS
      Accumulation Unit Value      $9.472               --               --  (a)
      at beginning of period
      Accumulation Unit Value     $10.617               --               --
      at end of period
      Number of Accumulation           48               --               --
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value      $9.459               --               --  (a)
      at beginning of period
      Accumulation Unit Value     $10.546               --               --
      at end of period
      Number of Accumulation            2               --               --
      Units outstanding at
      end of period (in
      thousands)
MFS(R) TOTAL RETURN SERIES
   WITHOUT ANY OPTIONAL
   BENEFITS
      Accumulation Unit Value     $13.861          $12.621          $11.713
      at beginning of period
      Accumulation Unit Value     $14.061          $13.861          $12.621
      at end of period
      Number of Accumulation        3,478            1,549              357
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value     $12.497          $11.620               --
      at beginning of period
      Accumulation Unit Value     $12.576          $12.497               --
      at end of period
      Number of Accumulation        4,513            3,232               --
      Units outstanding at
      end of period (in
      thousands)
MFS(R) VALUE SERIES
   WITHOUT ANY OPTIONAL
   BENEFITS
      Accumulation Unit Value     $13.912          $12.242          $10.607
      at beginning of period
      Accumulation Unit Value     $14.639          $13.912          $12.242
      at end of period
      Number of Accumulation          383              135               43
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value     $13.727          $12.302               --
      at beginning of period
      Accumulation Unit Value     $14.330          $13.727               --
      at end of period
      Number of Accumulation          404              284               --
      Units outstanding at
      end of period (in
      thousands)
MUTUAL DISCOVERY SECURITIES
  FUND
   WITHOUT ANY OPTIONAL
   BENEFITS
      Accumulation Unit Value     $14.496          $12.431          $10.546
      at beginning of period
      Accumulation Unit Value     $16.585          $14.496          $12.431
      at end of period
      Number of Accumulation          959              239               58
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value     $14.304          $12.521               --
      at beginning of period
      Accumulation Unit Value     $16.235          $14.304               --
      at end of period
      Number of Accumulation        1,167              453               --
      Units outstanding at
      end of period (in
      thousands)
MUTUAL SHARES SECURITIES
  FUND
   WITHOUT ANY OPTIONAL
   BENEFITS
      Accumulation Unit Value     $15.295          $13.764          $12.081
      at beginning of period
      Accumulation Unit Value     $16.683          $15.295          $13.764
      at end of period
      Number of Accumulation        2,738            1,145              260
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value     $13.316          $12.204               --
      at beginning of period
      Accumulation Unit Value     $14.408          $13.316               --
      at end of period
      Number of Accumulation        4,064            2,935               --
      Units outstanding at
      end of period (in
      thousands)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                              109

-------------------------------------------------------------------------------

                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                            2005             2004             2003
--------------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS
  SECURITIES FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at       $14.862          $12.067           $8.935
      beginning of period
      Accumulation Unit Value at       $18.733          $14.862          $12.067
      end of period
      Number of Accumulation Units         418              219               48
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (50 BPS)
      Accumulation Unit Value at       $12.481          $10.512               --
      beginning of period
      Accumulation Unit Value at       $15.607          $12.481               --
      end of period
      Number of Accumulation Units         668              233               --
      outstanding at end of period
      (in thousands)
TEMPLETON FOREIGN SECURITIES FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at       $11.136           $9.523           $7.775
      beginning of period
      Accumulation Unit Value at       $12.104          $11.136           $9.523
      end of period
      Number of Accumulation Units       2,501            1,328              105
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (50 BPS)
      Accumulation Unit Value at       $10.347           $9.107               --
      beginning of period
      Accumulation Unit Value at       $11.157          $10.347               --
      end of period
      Number of Accumulation Units       3,865            2,813               --
      outstanding at end of period
      (in thousands)
TEMPLETON GROWTH SECURITIES FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at       $13.223          $11.552           $9.590
      beginning of period
      Accumulation Unit Value at       $14.202          $13.223          $11.552
      end of period
      Number of Accumulation Units       2,176              849              167
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (50 BPS)
      Accumulation Unit Value at       $11.987          $10.763               --
      beginning of period
      Accumulation Unit Value at       $12.772          $11.987               --
      end of period
      Number of Accumulation Units       3,014            1,923               --
      outstanding at end of period
      (in thousands)

(a)  Inception date May 2, 2005.

(b) Inception date July 5, 2005.

110                              HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

SERIES II:

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2005
--------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE ASSET ALLOCATION FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $1.122  (a)
      Accumulation Unit Value at end of period                       $1.193
      Number of Accumulation Units outstanding at end of                 54
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $1.095  (a)
      Accumulation Unit Value at end of period                       $1.158
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)
WELLS FARGO ADVANTAGE DISCOVERY FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $10.524  (b)
      Accumulation Unit Value at end of period                      $11.256
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $10.516  (b)
      Accumulation Unit Value at end of period                      $11.203
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)
WELLS FARGO ADVANTAGE EQUITY INCOME FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $1.140  (a)
      Accumulation Unit Value at end of period                       $1.201
      Number of Accumulation Units outstanding at end of                 94
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $1.113  (a)
      Accumulation Unit Value at end of period                       $1.166
      Number of Accumulation Units outstanding at end of                 18
      period (in thousands)
WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $1.063  (a)
      Accumulation Unit Value at end of period                       $1.098
      Number of Accumulation Units outstanding at end of                  3
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $1.038  (a)
      Accumulation Unit Value at end of period                       $1.066
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)
WELLS FARGO ADVANTAGE LARGE COMPANY CORE FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $0.949  (a)
      Accumulation Unit Value at end of period                       $0.981
      Number of Accumulation Units outstanding at end of                 15
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $0.926  (a)
      Accumulation Unit Value at end of period                       $0.952
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)
WELLS FARGO ADVANTAGE INTERNATIONAL CORE FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $1.093  (a)
      Accumulation Unit Value at end of period                       $1.217
      Number of Accumulation Units outstanding at end of                112
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $1.066  (a)
      Accumulation Unit Value at end of period                       $1.182
      Number of Accumulation Units outstanding at end of                 19
      period (in thousands)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                              111

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2005
--------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $0.911  (a)
      Accumulation Unit Value at end of period                       $1.059
      Number of Accumulation Units outstanding at end of                142
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $0.889  (a)
      Accumulation Unit Value at end of period                       $1.028
      Number of Accumulation Units outstanding at end of                 17
      period (in thousands)
WELLS FARGO ADVANTAGE MONEY MARKET FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $0.986  (a)
      Accumulation Unit Value at end of period                       $0.996
      Number of Accumulation Units outstanding at end of                 40
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $0.962  (a)
      Accumulation Unit Value at end of period                       $0.967
      Number of Accumulation Units outstanding at end of                 24
      period (in thousands)
WELLS FARGO ADVANTAGE MULTI CAP VALUE FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $10.825  (b)
      Accumulation Unit Value at end of period                      $12.100
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $10.817  (b)
      Accumulation Unit Value at end of period                      $12.044
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)
WELLS FARGO ADVANTAGE OPPORTUNITY FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $10.330  (b)
      Accumulation Unit Value at end of period                      $10.853
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $10.322  (b)
      Accumulation Unit Value at end of period                      $10.803
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)
WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $0.970  (a)
      Accumulation Unit Value at end of period                       $1.162
      Number of Accumulation Units outstanding at end of                128
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $0.946  (a)
      Accumulation Unit Value at end of period                       $1.128
      Number of Accumulation Units outstanding at end of                 25
      period (in thousands)
WELLS FARGO ADVANTAGE TOTAL RETURN BOND FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $1.154  (a)
      Accumulation Unit Value at end of period                       $1.158
      Number of Accumulation Units outstanding at end of                152
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $1.126  (a)
      Accumulation Unit Value at end of period                       $1.124
      Number of Accumulation Units outstanding at end of                101
      period (in thousands)

112                              HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------



                                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                                          2005
--------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $1.247  (a)
      Accumulation Unit Value at end of period                       $1.357
      Number of Accumulation Units outstanding at end of              4,992
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $1.212  (a)
      Accumulation Unit Value at end of period                       $1.312
      Number of Accumulation Units outstanding at end of             10,129
      period (in thousands)
AIM V.I. CAPITAL APPRECIATION FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $1.175  (a)
      Accumulation Unit Value at end of period                       $1.353
      Number of Accumulation Units outstanding at end of                789
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $1.142  (a)
      Accumulation Unit Value at end of period                       $1.308
      Number of Accumulation Units outstanding at end of              1,710
      period (in thousands)
AIM V.I. CORE EQUITY FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $9.632  (a)
      Accumulation Unit Value at end of period                      $10.303
      Number of Accumulation Units outstanding at end of                 10
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $9.618  (a)
      Accumulation Unit Value at end of period                      $10.234
      Number of Accumulation Units outstanding at end of                  4
      period (in thousands)
AIM V.I. DEMOGRAPHIC TRENDS FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $1.154  (a)
      Accumulation Unit Value at end of period                       $1.310
      Number of Accumulation Units outstanding at end of                626
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $1.122  (a)
      Accumulation Unit Value at end of period                       $1.266
      Number of Accumulation Units outstanding at end of              1,401
      period (in thousands)
AIM V.I. GOVERNMENT SECURITIES FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $1.092  (a)
      Accumulation Unit Value at end of period                       $1.095
      Number of Accumulation Units outstanding at end of             23,647
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $1.062  (a)
      Accumulation Unit Value at end of period                       $1.059
      Number of Accumulation Units outstanding at end of             37,527
      period (in thousands)
AIM V.I. INTERNATIONAL GROWTH FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $1.397  (a)
      Accumulation Unit Value at end of period                       $1.662
      Number of Accumulation Units outstanding at end of              1,186
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $1.358  (a)
      Accumulation Unit Value at end of period                       $1.607
      Number of Accumulation Units outstanding at end of              2,195
      period (in thousands)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                              113

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2005
--------------------------------------------------------------------------------
AIM V.I. LARGE CAP GROWTH FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $9.456  (a)
      Accumulation Unit Value at end of period                      $10.764
      Number of Accumulation Units outstanding at end of                  2
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $9.443  (a)
      Accumulation Unit Value at end of period                      $10.692
      Number of Accumulation Units outstanding at end of                  7
      period (in thousands)
AIM V.I. MID CAP CORE EQUITY FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $1.395  (a)
      Accumulation Unit Value at end of period                       $1.515
      Number of Accumulation Units outstanding at end of              6,356
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $1.356  (a)
      Accumulation Unit Value at end of period                       $1.465
      Number of Accumulation Units outstanding at end of             11,800
      period (in thousands)
AIM V.I. SMALL CAP EQUITY FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $10.812  (a)
      Accumulation Unit Value at end of period                      $12.423
      Number of Accumulation Units outstanding at end of                102
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $10.679  (a)
      Accumulation Unit Value at end of period                      $12.205
      Number of Accumulation Units outstanding at end of                235
      period (in thousands)
AMERICAN FUNDS ASSET ALLOCATION FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $11.768  (a)
      Accumulation Unit Value at end of period                      $12.913
      Number of Accumulation Units outstanding at end of              5,027
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $10.466  (a)
      Accumulation Unit Value at end of period                      $11.424
      Number of Accumulation Units outstanding at end of              4,926
      period (in thousands)
AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $0.956  (a)
      Accumulation Unit Value at end of period                       $1.055
      Number of Accumulation Units outstanding at end of             39,979
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $0.927  (a)
      Accumulation Unit Value at end of period                       $1.018
      Number of Accumulation Units outstanding at end of             39,846
      period (in thousands)
AMERICAN FUNDS BOND FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $13.310  (a)
      Accumulation Unit Value at end of period                      $13.530
      Number of Accumulation Units outstanding at end of              2,438
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $12.629  (a)
      Accumulation Unit Value at end of period                      $12.769
      Number of Accumulation Units outstanding at end of              3,197
      period (in thousands)

114                              HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2005
--------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $11.285  (a)
      Accumulation Unit Value at end of period                      $13.227
      Number of Accumulation Units outstanding at end of              1,643
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $11.014  (a)
      Accumulation Unit Value at end of period                      $12.841
      Number of Accumulation Units outstanding at end of              1,321
      period (in thousands)
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $13.174  (a)
      Accumulation Unit Value at end of period                      $16.308
      Number of Accumulation Units outstanding at end of                858
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $13.538  (a)
      Accumulation Unit Value at end of period                      $16.671
      Number of Accumulation Units outstanding at end of              1,308
      period (in thousands)
AMERICAN FUNDS GROWTH FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $11.567  (a)
      Accumulation Unit Value at end of period                      $13.753
      Number of Accumulation Units outstanding at end of              8,675
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $10.794  (a)
      Accumulation Unit Value at end of period                      $12.765
      Number of Accumulation Units outstanding at end of             13,600
      period (in thousands)
AMERICAN FUNDS GROWTH-INCOME FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $12.649  (a)
      Accumulation Unit Value at end of period                      $13.806
      Number of Accumulation Units outstanding at end of              9,763
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $10.908  (a)
      Accumulation Unit Value at end of period                      $11.842
      Number of Accumulation Units outstanding at end of             15,290
      period (in thousands)
AMERICAN FUNDS INTERNATIONAL FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $10.766  (a)
      Accumulation Unit Value at end of period                      $13.275
      Number of Accumulation Units outstanding at end of              2,813
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $10.971  (a)
      Accumulation Unit Value at end of period                      $13.457
      Number of Accumulation Units outstanding at end of              3,129
      period (in thousands)
AMERICAN FUNDS NEW WORLD FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $14.766  (a)
      Accumulation Unit Value at end of period                      $17.823
      Number of Accumulation Units outstanding at end of                563
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $13.503  (a)
      Accumulation Unit Value at end of period                      $16.212
      Number of Accumulation Units outstanding at end of                604
      period (in thousands)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                              115

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2005
--------------------------------------------------------------------------------
FRANKLIN FLEX CAP GROWTH SECURITIES FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $9.408  (a)
      Accumulation Unit Value at end of period                      $10.480
      Number of Accumulation Units outstanding at end of                108
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $9.396  (a)
      Accumulation Unit Value at end of period                      $10.411
      Number of Accumulation Units outstanding at end of                 32
      period (in thousands)
FRANKLIN INCOME SECURITIES FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $13.057  (a)
      Accumulation Unit Value at end of period                      $13.537
      Number of Accumulation Units outstanding at end of              5,384
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $12.746  (a)
      Accumulation Unit Value at end of period                      $13.144
      Number of Accumulation Units outstanding at end of              6,083
      period (in thousands)
FRANKLIN LARGE CAP GROWTH SECURITIES FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $10.613  (a)
      Accumulation Unit Value at end of period                      $11.029
      Number of Accumulation Units outstanding at end of                928
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $10.359  (a)
      Accumulation Unit Value at end of period                      $10.708
      Number of Accumulation Units outstanding at end of              1,481
      period (in thousands)
FRANKLIN LARGE CAP VALUE FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $9.708  (a)
      Accumulation Unit Value at end of period                      $10.315
      Number of Accumulation Units outstanding at end of                 58
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $9.695  (a)
      Accumulation Unit Value at end of period                      $10.246
      Number of Accumulation Units outstanding at end of                 11
      period (in thousands)
FRANKLIN RISING DIVIDENDS SECURITIES FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $12.810  (a)
      Accumulation Unit Value at end of period                      $13.525
      Number of Accumulation Units outstanding at end of              2,468
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $12.607  (a)
      Accumulation Unit Value at end of period                      $13.239
      Number of Accumulation Units outstanding at end of              2,842
      period (in thousands)
FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $10.504  (a)
      Accumulation Unit Value at end of period                      $12.070
      Number of Accumulation Units outstanding at end of                688
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $10.626  (a)
      Accumulation Unit Value at end of period                      $12.145
      Number of Accumulation Units outstanding at end of                979
      period (in thousands)

116                              HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2005
--------------------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME SECURITIES FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $14.583  (a)
      Accumulation Unit Value at end of period                      $14.910
      Number of Accumulation Units outstanding at end of              1,394
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $13.736  (a)
      Accumulation Unit Value at end of period                      $13.970
      Number of Accumulation Units outstanding at end of              1,845
      period (in thousands)
HARTFORD MONEY MARKET HLS FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $1.080  (a)
      Accumulation Unit Value at end of period                       $1.093
      Number of Accumulation Units outstanding at end of              6,654
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $1.045  (a)
      Accumulation Unit Value at end of period                       $1.052
      Number of Accumulation Units outstanding at end of             11,174
      period (in thousands)
MFS(R) EMERGING GROWTH SERIES
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $6.894  (a)
      Accumulation Unit Value at end of period                       $8.153
      Number of Accumulation Units outstanding at end of                 81
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $6.584  (a)
      Accumulation Unit Value at end of period                       $7.745
      Number of Accumulation Units outstanding at end of                189
      period (in thousands)
MFS(R) GLOBAL EQUITY SERIES
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $12.168  (a)
      Accumulation Unit Value at end of period                      $13.378
      Number of Accumulation Units outstanding at end of                 71
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $11.239  (a)
      Accumulation Unit Value at end of period                      $12.292
      Number of Accumulation Units outstanding at end of                 80
      period (in thousands)
MFS(R) INVESTORS GROWTH STOCK SERIES
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $7.590  (a)
      Accumulation Unit Value at end of period                       $8.358
      Number of Accumulation Units outstanding at end of                169
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $7.011  (a)
      Accumulation Unit Value at end of period                       $7.680
      Number of Accumulation Units outstanding at end of                229
      period (in thousands)
MFS(R) INVESTORS TRUST SERIES
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $9.053  (a)
      Accumulation Unit Value at end of period                       $9.981
      Number of Accumulation Units outstanding at end of              1,720
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $7.765  (a)
      Accumulation Unit Value at end of period                       $8.516
      Number of Accumulation Units outstanding at end of              3,168
      period (in thousands)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                              117

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2005
--------------------------------------------------------------------------------
MFS(R) HIGH INCOME SERIES
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $11.734  (a)
      Accumulation Unit Value at end of period                      $12.198
      Number of Accumulation Units outstanding at end of                473
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $11.030  (a)
      Accumulation Unit Value at end of period                      $11.405
      Number of Accumulation Units outstanding at end of                569
      period (in thousands)
MFS(R) MID CAP GROWTH SERIES
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $5.306  (a)
      Accumulation Unit Value at end of period                       $6.055
      Number of Accumulation Units outstanding at end of                746
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $5.120  (a)
      Accumulation Unit Value at end of period                       $5.811
      Number of Accumulation Units outstanding at end of              1,061
      period (in thousands)
MFS(R) NEW DISCOVERY SERIES
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $11.343  (a)
      Accumulation Unit Value at end of period                      $13.638
      Number of Accumulation Units outstanding at end of                759
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $10.096  (a)
      Accumulation Unit Value at end of period                      $12.074
      Number of Accumulation Units outstanding at end of              1,323
      period (in thousands)
MFS(R) RESEARCH BOND SERIES
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $9.983  (a)
      Accumulation Unit Value at end of period                      $10.040
      Number of Accumulation Units outstanding at end of                 62
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $9.971  (a)
      Accumulation Unit Value at end of period                       $9.975
      Number of Accumulation Units outstanding at end of                  9
      period (in thousands)
MFS(R) RESEARCH INTERNATIONAL SERIES
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $10.019  (a)
      Accumulation Unit Value at end of period                      $11.985
      Number of Accumulation Units outstanding at end of                 25
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $10.018  (a)
      Accumulation Unit Value at end of period                      $11.921
      Number of Accumulation Units outstanding at end of                 22
      period (in thousands)
MFS(R) RESEARCH SERIES
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $9.472  (a)
      Accumulation Unit Value at end of period                      $10.617
      Number of Accumulation Units outstanding at end of                 48
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $9.459  (a)
      Accumulation Unit Value at end of period                      $10.546
      Number of Accumulation Units outstanding at end of                  2
      period (in thousands)

118                              HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2005
--------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $13.598  (a)
      Accumulation Unit Value at end of period                      $14.061
      Number of Accumulation Units outstanding at end of              3,478
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $12.227  (a)
      Accumulation Unit Value at end of period                      $12.576
      Number of Accumulation Units outstanding at end of              4,513
      period (in thousands)
MFS(R) VALUE SERIES
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $13.768  (a)
      Accumulation Unit Value at end of period                      $14.639
      Number of Accumulation Units outstanding at end of                383
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $13.549  (a)
      Accumulation Unit Value at end of period                      $14.330
      Number of Accumulation Units outstanding at end of                404
      period (in thousands)
MUTUAL DISCOVERY SECURITIES FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $14.600  (a)
      Accumulation Unit Value at end of period                      $16.585
      Number of Accumulation Units outstanding at end of                959
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $14.367  (a)
      Accumulation Unit Value at end of period                      $16.235
      Number of Accumulation Units outstanding at end of              1,167
      period (in thousands)
MUTUAL SHARES SECURITIES FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $15.153  (a)
      Accumulation Unit Value at end of period                      $16.683
      Number of Accumulation Units outstanding at end of              2,738
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $13.157  (a)
      Accumulation Unit Value at end of period                      $14.408
      Number of Accumulation Units outstanding at end of              4,064
      period (in thousands)
TEMPLETON DEVELOPING MARKETS SECURITIES FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $14.727  (a)
      Accumulation Unit Value at end of period                      $18.733
      Number of Accumulation Units outstanding at end of                418
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $12.335  (a)
      Accumulation Unit Value at end of period                      $15.607
      Number of Accumulation Units outstanding at end of                668
      period (in thousands)
TEMPLETON FOREIGN SECURITIES FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $10.823  (a)
      Accumulation Unit Value at end of period                      $12.104
      Number of Accumulation Units outstanding at end of              2,501
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $10.030  (a)
      Accumulation Unit Value at end of period                      $11.157
      Number of Accumulation Units outstanding at end of              3,865
      period (in thousands)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                              119

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2005
--------------------------------------------------------------------------------
TEMPLETON GROWTH SECURITIES FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $12.979  (a)
      Accumulation Unit Value at end of period                      $14.202
      Number of Accumulation Units outstanding at end of              2,176
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $11.734  (a)
      Accumulation Unit Value at end of period                      $12.772
      Number of Accumulation Units outstanding at end of              3,014
      period (in thousands)

(a)  Inception date May 2, 2005.

(b) Inception date July 5, 2005.

120                              HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------



APPENDIX A -- PRODUCT COMPARISON INFORMATION




In addition to the variable annuity Contract described in this prospectus, we offer other variable annuities, each having different features, fees and charges. Your Registered Representative can help you decide which is best for you based on your individual circumstances, time horizon and policy feature preferences. Not all contracts are offered by all Financial Intermediaries. You should consider the differences and discuss them with your Registered Representative to determine which product is best for you. This Appendix does not constitute, and may not be used for the purposes of making, any offer or solicitation by anyone of any form of contract other than as specifically provided in this prospectus.




The primary differences between these variable annuities relate to how expenses are charged. Products with shorter Contingent Deferred Sales Charge periods, because of their greater liquidity, generally have higher mortality and expense risk charges. Our Plus (bonus annuity) product's mortality and expense risk charge is higher than it would otherwise be because we add a Payment Enhancement to Contract Value every time you make a Premium Payment.




Presented below are some, but certainly not all, of the features of this and other deferred variable annuities we offer as part of the Director M or Leaders suite of variable annuities. The form of Contract you select will be identified on the cover page of your prospectus and contract. Not included is a variable annuity product we offer called "Edge" which is subject to a front-end sales charge. Our Edge product is offered through a limited number of Financial Intermediaries and is described in more detail in an Edge prospectus.




You should consider the investment objectives, risks, charges and expenses of an investment carefully before investing. Both the variable annuity product and underlying Fund prospectuses contain this and other information about the variable annuities and underlying investment options. Your Registered Representative can provide you with prospectuses for one or more of these variable annuities and the underlying Funds. This and any of the other variable annuities referenced in this Appendix are underwritten and distributed by Hartford Securities Distribution Company, Inc. Member SIPC. Please read the prospectuses carefully before investing.




ACCESS PRODUCT




-   Not subject to any sales charges




-   Mortality and Expense Risk Charge (1.55%) is highest of our products




- Fewer available funds than other products, e.g., international/global funds generally not available




-   Dollar Cost Averaging Plus program not available




-   Fixed Accumulation Feature not available




- Minimum initial Premium Payment is $10,000 for non-qualified contracts and $2,000 for qualified contracts (same as Outlook and Plus)




- Generally 1% maximum upfront commission paid to Financial Intermediaries (which is not the amount that your Registered Representative may actually receive and does not take into consideration any other cash and non-cash compensation) plus generally 1% maximum trail commissions.




CORE PRODUCT (this form of Contract is not commonly referred to as "Core" but is instead generically referred to as "Director M" or "Leaders")




-   7-year Contingent Deferred Sales Charges for each Premium Payment




- Lowest Mortality and Expense Risk Charge (1.15%) of our distributed products (not including Edge)




-   Lowest minimum initial Premium Payment ($1,000)




-   Dollar Cost Averaging Plus Program is available




-   Fixed Accumulation Feature is available




- Generally 7% maximum upfront commission paid to Financial Intermediaries (which is not the amount that your Registered Representative may actually receive and does not take into consideration any other cash and non-cash compensation) plus generally 1% maximum trail commissions.




OUTLOOK PRODUCT




-   4-year Contingent Deferred Sales Charges for each Premium Payment




-   Higher Mortality and Expense Risk Charge (1.50%) than Core




-   Dollar Cost Averaging Plus Program is available




-   Fixed Accumulation Feature not available




- Minimum initial Premium Payment is $10,000 for non-qualified contracts and $2,000 for qualified contracts (same as Access and Plus)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                              121

-------------------------------------------------------------------------------



- Generally 6% maximum upfront commission paid to Financial Intermediaries (which is not the amount that your Registered Representative may actually receive and does not take into consideration any other cash and non-cash compensation) plus generally 1% maximum trail commissions.




PLUS PRODUCT




- Each time you make a Premium Payment, we will add an additional 3% or 4% of that Premium Payment to your Contract Value; which may be recaptured under certain circumstances




-   8-year Contingent Deferred Sales Charges for each Premium Payment




-   Mortality and Expense Risk Charge (1.50%) higher than Core, but same as
    Outlook




-   Dollar Cost Averaging Plus Program is available




-   Fixed Accumulation Feature not available




- Minimum initial Premium Payment is $10,000 for non-qualified contracts and $2,000 for qualified contracts (same as Access and Outlook)




- Generally 6.5% maximum upfront commission paid to Financial Intermediaries (which is not the amount that your Registered Representative may actually receive and does not take into consideration any other cash and non-cash compensation) plus generally 1% maximum trail commissions.




FEES & EXPENSES -- The following tables compare the fees and expenses that you will pay when buying, owning and Surrendering different forms of the Contract (other than Edge Contracts).




CONTRACT OWNER TRANSACTION EXPENSES




THE FIRST TABLE COMPARES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY ANY OF THE FORMS OF CONTRACT DESCRIBED IN THIS APPENDIX OR SURRENDER THE CONTRACT.




Sales Charge Imposed on Purchases (as a
  percentage of Premium Payments)
Contingent Deferred Sales Charge (as a percentage
  of Premium Payments)
Number of Years Since We Received the Premium       1          2          3          4          5          6          7          8+
  Payment Withdrawn
Applicable Charge
        -- Core Contracts                           7%         7%         7%         6%         5%         4%         3%         0%
        -- Outlook Contracts                        7%         6%         5%         4%         0%         0%         0%         0%
        -- Plus Contracts                           8%         8%         8%         8%         7%         6%         5%         4%
        -- Access Contracts                                                              None








CONTRACT OWNER PERIODIC EXPENSES




THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS (EXCEPT AS NOTED) DURING THE TIME THAT YOU OWN ANY OF THE FORMS OF CONTRACT DESCRIBED IN THIS APPENDIX, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.




                                                                            ACCESS       CORE      OUTLOOK       PLUS
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily
  Sub-Account Value)
        Mortality and Expense Risk Charge (1)                               1.55%       0.15%       1.50%       1.50%
        Administrative Charge (1)                                           0.20%       0.20%       0.20%       0.20%
        Total Separate Account Annual Expenses                              1.75%       1.35%       1.70%       1.70%
OPTIONAL CHARGES (as a percentage of average daily Sub-Account Value)
        The Hartford's Principal First Preferred Charge                                                                     0.20%
        MAV Plus Charge                                                                                                     0.30%
        The Hartford's Principal First (Current)                                                                            0.50%
        Total Separate Account Annual Expenses with optional benefit        2.55%       2.15%       2.50%       2.50%
        Separate Account charges
ADDITIONAL OPTIONAL CHARGES (not as a percentage of average daily
  Sub-Account Value)
        The Hartford's Lifetime Income Builder Charge (Current)                                                             0.40%
        The Hartford's Lifetime Income Builder II Charge (Current)                                                          0.40%
        The Hartford's Lifetime Income Foundation Charge (Current)                                                          0.30%





(1) Charges vary based on series of contract selected.

122                              HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------



EXAMPLE




THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN ANY OF THE FORMS OF CONTRACT DESCRIBED IN THIS APPENDIX WITH THE COST OF INVESTING IN OTHER TYPES OF CONTRACTS WE OFFER THAT CONTAIN CONTINGENT DEFERRED SALES CHARGE ARRANGEMENTS. THE EXAMPLE USES THE SAME ASSUMPTIONS REFERENCED IN SECTION 2. THE DATA REFLECTED DOES NOT TAKE INTO ACCOUNT FUNDS AVAILABLE IN PROPRIETARY VERSIONS OF OUR VARIABLE ANNUITIES.




(1) If you do not Surrender any of the forms of contract described in this Appendix, your Contract Value will be:




                                              1 YEAR   3 YEARS  5 YEARS  10 YEARS
---------------------------------------------------------------------------------
Access                                           $729   $2,142   $3,497   $6,643
Core                                           $1,351   $2,665   $3,761   $6,376
Outlook                                        $1,387   $2,578   $3,476   $6,610
Plus                                           $1,481   $2,848   $4,075   $6,610





(2) If you Surrender any of the forms of contract described in this Appendix at the end of the applicable time period, your Surrender Value is:




                                              1 YEAR   3 YEARS  5 YEARS  10 YEARS
---------------------------------------------------------------------------------
Access                                           $623   $2,038   $3,394   $6,543
Core                                             $582   $1,925   $3,222   $6,276
Outlook                                          $618   $2,024   $3,373   $6,510
Plus                                             $618   $2,024   $3,373   $6,510





(3) If you annuitize any of the forms of contract described in this Appendix at the end of the applicable time period, the amount applied will be:




                                              1 YEAR   3 YEARS  5 YEARS  10 YEARS
---------------------------------------------------------------------------------
Access                                           $729   $2,142   $3,497   $6,643
Core                                             $688   $2,029   $3,326   $6,376
Outlook                                          $724   $2,128   $3,476   $6,610
Plus                                             $724   $2,128   $3,476   $6,610





THE FOREGOING DISCUSSION IS QUALIFIED IN ITS ENTIRETY BY THE PROSPECTUS FOR EACH FORM OF CONTRACT AND IN THE EVENT OF ANY CONFLICT BETWEEN THE DISCUSSION ABOVE AND SUCH PROSPECTUS, SUCH PROSPECTUS SHALL PREVAIL.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                    123

--------------------------------------------------------------------------------

APPENDIX B -- OPTIONAL BENEFITS COMPARISONS



                         THE HARTFORD'S        THE HARTFORD'S        THE HARTFORD'S        THE HARTFORD'S
                        LIFETIME INCOME       LIFETIME INCOME       LIFETIME INCOME       PRINCIPAL FIRST        THE HARTFORD'S
FEATURES                   FOUNDATION            BUILDER II             BUILDER              PREFERRED          PRINCIPAL FIRST
----------------------------------------------------------------------------------------------------------------------------------
OBJECTIVES            Guaranteed income     - Guaranteed income   - Guaranteed income   - Guaranteed income   - Guaranteed income
                      for life              for life              for life or a set       for a set time      for a set time
                                            - Potential           time period             period (20 years    period (14 years
                                            automatic annual      - Potential             estimated)          estimated)
                                            Payment Base          automatic annual        - Principal         - Potential step-ups
                                            increases             Benefit Amount          protection          every 5 years
                                            (0 - 10%)             increases (0 - 10%)                         - Principal
                                                                                                              protection
DEATH BENEFIT         - Greater of          Same as Lifetime      - Greater of          Not Applicable        Not Applicable
                      Contract Value or     Income Foundation     Contract Value or
                      Premium Payments                            Benefit Amount
                      adjusted for partial                        - Replaces the
                      Surrenders                                  Standard Death
                      - Replaces the                              Benefit
                      Standard Death                              - MAV Plus (MAV
                      Benefit                                     only) may be
                      - MAV Plus (MAV                             purchased with this
                      only) may be                                rider
                      purchased with this
                      rider
AVAILABILITY          - Available at        Same as Lifetime      - Available at        - Available at        - Available at
                      Contract issue only   Income Foundation     Contract issue only   Contract issue or     Contract issue or
                      - Available subject                         - Subject to state    post issue on         post-issue on
                      to state approval                           approval of Lifetime  contracts effective   current products
                                                                  Income Builder II,    on or after 11/1/04   - Plus contracts
                                                                  this may be closed    - Plus contracts      must reach the 1st
                                                                  to new investors      must reach the 1st    anniversary before
                                                                                        anniversary before    adding post-issue.
                                                                                        adding post-issue.
MAXIMUM ISSUE AGE     Qualified,            Qualified,            Qualified,            Qualified,            - Non-Qualified and
                      Non-Qualified         Non-Qualified         Non-Qualified         Non-Qualified         Roth IRA -- age 85
                      maximum issue age is  maximum issue age is  maximum issue age is  maximum issue age is  except for Outlook
                      80 for any Covered    75 for any Covered    75                    70                    and Access contracts
                      Life and Annuitant    Life and Annuitant.   (owner(s)/annuitant)  (owner(s)/annuitant)  which have a maximum issue age of 90
                                                                                                              - IRA/Qualified --
                                                                                                              age 80
REVOCABILITY          - Only the Lifetime   - Irrevocable by      Irrevocable by        Revocable in writing  Irrevocable by
                      Withdrawal Feature    client                client                anytime after the     client
                      is revocable by       - We may terminate                          5th anniversary of
                      client, revocation    the Rider upon Owner                        the rider effective
                      can be requested in   default                                     date (6th rider
                      writing anytime                                                   year)
                      after the 5th
                      Contract Year or
                      upon Spousal
                      Continuation
                      - We may terminate
                      the Rider upon Owner
                      default
RIDER COMPATIBILITY   Cannot be elected     Cannot be elected     Cannot be elected     Cannot be elected     Cannot be elected
                      with any of the       with any of the       with any of the       with any of the       with any of the
                      following:            following:            following:            following:            following:
                      - Principal First     - Principal First     - Principal First     - Principal First     - Principal First
                      - Principal First     - Principal First     - Principal First     - Lifetime Income     Preferred
                      Preferred             Preferred             Preferred             Builder               - Lifetime Income
                      - Premium Security    - Premium Security    - Premium Security    - Lifetime Income     Builder
                      - Lifetime Income     - Lifetime Income     - Lifetime Income     Builder II            - Lifetime Income
                      Builder I             Builder               Builder II            - Lifetime Income     Builder II
                      - Lifetime Income     - Lifetime Income     - Lifetime Income     Foundation            - Lifetime Income
                      Builder II            Foundation            Foundation                                  Foundation

124                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------



                         THE HARTFORD'S        THE HARTFORD'S        THE HARTFORD'S        THE HARTFORD'S
                        LIFETIME INCOME       LIFETIME INCOME       LIFETIME INCOME       PRINCIPAL FIRST        THE HARTFORD'S
FEATURES                   FOUNDATION            BUILDER II             BUILDER              PREFERRED          PRINCIPAL FIRST
----------------------------------------------------------------------------------------------------------------------------------
ADDITIONAL CHARGE     0.30% (30 bps) of     - 0.40% (40 bps) of   - 0.40% (40 bps) of   Annual charge of      - Annual charge of
                      the Payment Base      the Payment Base      the Benefit Amount    0.20% (20 bps)        0.50% (50 bps)
                      charged annually on   charged annually on   charged annually on   assessed daily        assessed daily
                      each Contract         the Contract          the contract                                - Can increase the
                      Anniversary (flat     Anniversary (flat     anniversary (flat                           fee on or after the
                      dollar)               dollar)               dollar)                                     5th contract
                                            - Can increase the    - Can increase the                          anniversary and then
                                            fee on or after the   fee on or after the                         every 5 years
                                            5th anniversary from  5th contract                                thereafter only of
                                            the rider effective   anniversary and then                        step- up elected
                                            date and then every   every 5 years                               - Maximum charge of
                                            5 years thereafter    thereafter only if                          0.75%
                                            or upon Covered Life  annual Benefit
                                            changes               Amount increases
                                            - Maximum charge of   elected
                                            0.75%                 - Maximum charge of
                                                                  0.75%
BENEFIT AMOUNT        Not applicable        Not applicable        100% of Premium       - 100% of Premium     - 100% of Premium
                                                                  Payment when added    Payment when added    Payment when added
                                                                  at issue              at issue.             at issue.
                                                                                        - Cash Value on the   - Cash Value on the
                                                                                        rider effective date  rider effective date
                                                                                        when added            when added
                                                                                        post-issue.           post-issue.
PAYMENT BASE          100% of Premium       100% of Premium       Not applicable        Not applicable        Not applicable
                      Payment when added    Payment when added
                      at issue              at issue
WITHDRAWAL            - Varies based on:    Same as Lifetime      Not applicable        Not applicable        Not applicable
  PERCENTAGE          - attained age of     Income Foundation
                      Relevant Covered
                      Life
                      - survivor option
                      chosen
                      - date of first
                      partial Surrender
                      - Withdrawal Percent
                      for Single Life
                      Option starts at 5%
                      and increases by
                      1/2% for every 5
                      year increment
                      between the Relevant
                      Covered Life's
                      attained ages 60 -
                      80
                      - Withdrawal Percent
                      for Joint/Spousal
                      Life Option starts
                      at 4.5% and
                      increases by 1/2%
                      for every 5 year
                      increment between
                      the Relevant Covered
                      Life's attained ages
                      60 - 80
                      - The Withdrawal
                      Percent will be set
                      at the time of the
                      first partial
                      Surrender and is
                      based on the
                      attained age of the
                      Relevant Covered
                      Life

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                    125

--------------------------------------------------------------------------------



                         THE HARTFORD'S        THE HARTFORD'S        THE HARTFORD'S        THE HARTFORD'S
                        LIFETIME INCOME       LIFETIME INCOME       LIFETIME INCOME       PRINCIPAL FIRST        THE HARTFORD'S
FEATURES                   FOUNDATION            BUILDER II             BUILDER              PREFERRED          PRINCIPAL FIRST
----------------------------------------------------------------------------------------------------------------------------------
ANNUAL AMOUNT         PRIOR TO AN ELIGIBLE  Same as Lifetime      PRIOR TO OWNER'S      BEGINNING             BEGINNING
  AVAILABLE FOR       WITHDRAWAL YEAR:      Income Foundation     60TH BIRTHDAY:        IMMEDIATELY: Benefit  IMMEDIATELY: Benefit
  SURRENDER           Partial                                     Benefit Payments      Payments equal 5% of  Payments equal 7% of
                      Surrenders(1) equal                         equal 5% multiplied   the Benefit Amount    the Benefit Amount
                      either:                                     by the Benefit
                      SINGLE LIFE OPTION                          Amount
                      -- 5% multiplied by                         CONTRACT
                      the greater of                              ANNIVERSARIES
                      Payment Base or                             IMMEDIATELY
                      Contract Value (on                          FOLLOWING THE
                      the Contract                                OWNER'S 60TH
                      Anniversary)                                BIRTHDAY -- ONLY IF
                      JOINT/SPOUSAL OPTION                        ELECTED: Lifetime
                      -- 4 1/2% multiplied                        Benefit Payments(2)
                      by the greater of                           equal 5% of the
                      Payment Base or                             Benefit Amount
                      Contract Value (on
                      the Contract
                      Anniversary)
                      DURING AN ELIGIBLE
                      WITHDRAWAL YEAR:
                      Lifetime Benefit
                      Payments equal
                      applicable
                      Withdrawal Percent
                      (varies by option
                      elected, Single Life
                      vs. Joint/ Spousal)
                      multiplied by the
                      greater of Payment
                      Base or Contract
                      Value (on the
                      Contract
                      Anniversary)
RMD RESET             - Contracts enrolled  Same as Lifetime      - Contracts enrolled  - Contracts enrolled  - All partial
                        in automatic RMD    Income Foundation       in automatic RMD    in automatic RMD      Surrenders that go
                        (AIP) that go over                          (AIP) that go over  (AIP) that go over    over the 7% allowed
                        the annual                                  the 5% allowed      the 5% allowed will   will result in a
                        Lifetime Benefit                            will not result in  not result in a       reset of the Benefit
                        Payment amount                              a reset of the      reset of the Benefit  Amount and possibly
                        will not result in                          Benefit Payment or  Payment amount if no  a reset of the
                        a reset of the                              Lifetime Benefit    other partial         Benefit Payment
                        Lifetime Benefit                            Payment if no       Surrenders have       amount
                        Payment if no                               other partial       occurred during the   - NOT 72t/q friendly
                        other partial                               Surrenders have     Contract Year.
                        Surrenders have                             occurred during     - NOT 72t/q friendly
                        occurred during                             the Contract Year
                        the Contract Year                           - NOT 72t/q
                        - NOT 72t/q                                 friendly
                        friendly





       (1) As in the case of any partial Surrender, taking partial Surrenders prior to an Eligible Withdrawal Year, will reduce the Payment Base and your future Lifetime Benefit Payment. Such partial Surrender may potentially eliminate your Lifetime Benefit Withdrawal Guarantee and Guaranteed Minimum Death Benefit.




       (2) Benefit Payments are still available after age 60 and may be different than the Lifetime Benefit Payment. The annual amount withdrawn can not exceed the greater of these two values.

126                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------



                         THE HARTFORD'S        THE HARTFORD'S        THE HARTFORD'S        THE HARTFORD'S
                        LIFETIME INCOME       LIFETIME INCOME       LIFETIME INCOME       PRINCIPAL FIRST        THE HARTFORD'S
FEAT4URES                  FOUNDATION            BUILDER II             BUILDER              PREFERRED          PRINCIPAL FIRST
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT            - Not currently       Same as Lifetime      Not currently         - Not currently       None
  RESTRICTIONS        enforced              Income Foundation     enforced              enforced
                      - Can be triggered                                                - If the
                      by changes in                                                     restrictions are
                      Covered Life                                                      violated, the
                      - If the                                                          withdrawal feature
                      restrictions are                                                  of this rider will
                      violated, the                                                     be revoked
                      Lifetime Withdrawal
                      Benefit of this
                      rider will be
                      revoked and the
                      death benefit only
                      will continue
OWNERSHIP CHANGES     Refer to Covered      Refer to Covered      - Ownership changes   - Ownership changes   Same as Principal
                      Life change feature   Life change feature   in the first 12       in the first 12       First Preferred
                      below                 below                 months from the       months from the
                                                                  effective date of     effective date of
                                                                  the rider will have   the rider will have
                                                                  no impact on the      no impact on the
                                                                  rider benefits as     rider benefits as
                                                                  long as age           long as age
                                                                  limitation is met     limitation is met
                                                                  - Ownership changes   - Ownership changes
                                                                  after the first 12    after the first 12
                                                                  months from the       months to someone
                                                                  effective date of     other than the
                                                                  the rider may cause   Spouse will cause a
                                                                  the Benefit Amount,   recalculation of the
                                                                  Benefit Payment and   Benefit Amount
                                                                  Lifetime Benefit
                                                                  Payment to be
                                                                  recalculated
SPOUSAL               Refer to Spousal      Refer to Spousal      If spousal            There is no option    Spouse may choose to
  CONTINUATION        Continuation feature  Continuation feature  continuation is       for the Spouse to     step up the Benefit
                      below                 below                 elected, there may    step up the Benefit   Amount to the
                                                                  be a Benefit Amount   Amount upon Spousal   current Cash Value
                                                                  increase to equal     Continuation
                                                                  the then current
                                                                  Benefit Amount (this
                                                                  is automatic, NOT
                                                                  elected) providing
                                                                  he/she is younger
                                                                  than 76 years old
                                                                  and the rider is
                                                                  currently available
                                                                  for sale

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                    127

--------------------------------------------------------------------------------



                           LIFETIME INCOME            LIFETIME INCOME            LIFETIME INCOME            LIFETIME INCOME
                        FOUNDATION -- SINGLE       BUILDER II -- SINGLE           FOUNDATION --              BUILDER II --
FEATURES                     LIFE OPTION                LIFE OPTION           JOINT/SPOUSAL OPTION       JOINT/SPOUSAL OPTION
--------------------------------------------------------------------------------------------------------------------------------
COVERED LIFE          - Natural Owner -- Owner   Same as Lifetime Income    - Natural Owner -- The     Same as Lifetime Income
                      and Joint Owner (if any)   Foundation -- Single Life  Covered Life is both       Foundation --
                      on rider effective date    option                     spouses (as defined by     Joint/Spousal option
                      - Non-Natural Owner --                                Federal Law)
                      the Annuitant on rider                                - Non-Natural Owner --
                      effective date                                        the Annuitant on rider
                      - All age based benefit                               effective date
                      provisions based on the                               - All age based
                      attained age of the OLDER                             provisions based on the
                      Covered Life                                          attained age of the
                                                                            YOUNGER Covered Life
ISSUE RULES           No Additional              Same as Lifetime Income    - The sole primary         Same as Lifetime Income
                      Requirements               Foundation -- Single Life    beneficiary (defined as  Foundation --
                                                 option                       the individual to        Joint/Spousal option
                                                                              receive the Death
                                                                              Benefit) must be the
                                                                              Owner's Spouse. If the
                                                                              Joint Owner is the
                                                                              Spouse, the primary
                                                                              beneficiary can be
                                                                              someone other than the
                                                                              Spouse
                                                                              - A joint Owner who is
                                                                              not the Owner's Spouse
                                                                              is not allowed.
                                                                              - We reserve the right
                                                                              to prohibit non-natural
                                                                              entities from being
                                                                              listed as Owner
COVERED LIFE CHANGE   - Covered Life changes     Same as Lifetime Income    - Covered Life changes     Same as Lifetime Income
                        within the first 6       Foundation -- Single Life    within the first 6       Foundation --
                        months have no impact    option                       months have no impact    Joint/Spousal option
                        to the Death Benefit or                               to the Death Benefit or  except Covered Life
                        Payment Base, however,                                Payment Base, however,   changes within the first
                        the Withdrawal Percent                                the Withdrawal Percent   6 months have no impact
                        and Lifetime Benefit                                  and Lifetime Benefit     to the Maximum Contract
                        Payment may change                                    Payment may change       Value
                        based on the attained                                 based on the attained
                        age of new Relevant                                   age of new Relevant
                        Covered Life                                          Covered Life
                        - After the first 6                                   - If Owner and their
                        months:                                               Spouse are no longer
                        - Covered Life changes                                married, for reasons
                        will cause a reset in                                 other than death,
                        the benefits                                          Covered Life changes
                        - Allow us to impose                                  may occur:
                        investment restrictions                               - If Surrenders have
                        - May cause an increase                               not been taken, Owner
                        in rider charge                                       may remove their Spouse
                                                                              and replace with new
                                                                              Spouse (both events do
                                                                              not need to occur at
                                                                              the same time)(3)
                                                                              - If Surrenders have
                                                                              been taken, Owner may
                                                                              remove their Spouse but
                                                                              may not add a new
                                                                              Spouse
                                                                              - Any other contractual
                                                                              change which causes a
                                                                              change in the Covered
                                                                              Life will cause the
                                                                              Withdrawal Feature to
                                                                              terminate





       (3) The Covered Life will be reset at time of removal and time of replacement. The Withdrawal Percent scale will be based on the younger Covered Life.

128                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------



                           LIFETIME INCOME            LIFETIME INCOME            LIFETIME INCOME            LIFETIME INCOME
                        FOUNDATION -- SINGLE       BUILDER II -- SINGLE           FOUNDATION --              BUILDER II --
FEATURES                     LIFE OPTION                LIFE OPTION           JOINT/SPOUSAL OPTION       JOINT/SPOUSAL OPTION
--------------------------------------------------------------------------------------------------------------------------------
SPOUSAL               - We will increase the     Same as Lifetime Income    - We will increase the     Same as Lifetime Income
  CONTINUATION        Contract Value to the      Foundation -- Single Life  Contract Value to the      Foundation --
                      Death Benefit value        option                     Death Benefit value        Joint/Spousal option
                      - The Relevant Covered                                - The Spouse may elect to  except the Maximum
                      Life will be                                          either:                    Contract Value will be
                      re-determined on the date                             A) Continue the Contract   the GREATER OF Contract
                      of the continuation                                   and rider; or              Value or Payment Base on
                      - The Payment Base will                               B) Continue the contract   the continuation date
                      be set equal to the                                   and revoke the Withdrawal
                      Contract Value, the Death                             Feature of the rider
                      Benefit will be set equal                             If the Spouse elects to
                      to the Contract Value and                             continue the Contract and
                      the Lifetime Benefit                                  rider:
                      Payment and Withdrawal                                - The Payment Base will
                      Percent will be                                       be set equal to the
                      recalculated on the                                   GREATER OF Contract Value
                      continuation date                                     or Payment Base on the
                      - If Relevant Covered                                 continuation date
                      Life is greater than or                               - The Withdrawal Percent
                      equal to 81 at the time                               will remain frozen at the
                      of continuation, the                                  current Withdrawal
                      Rider will terminate. The                             Percent if there have
                      Death Benefit will be                                 been partial Surrenders
                      equal to the Contract                                 since the rider effective
                      Value                                                 date. If not, the
                                                                            Withdrawal Percent will
                                                                            be based on the attained
                                                                            age of the remaining
                                                                            Covered Life on the
                                                                            Contract Anniversary
                                                                            prior to the first
                                                                            partial Surrender
                                                                            - The Lifetime Benefit
                                                                            Payment will be
                                                                            recalculated to equal the
                                                                            Withdrawal Percent
                                                                            multiplied by the GREATER
                                                                            OF Contract Value or
                                                                            Payment Base on the
                                                                            continuation date





   The discussion above is qualified in its entirety by the terms and provisions of the prospectus attached and in the event of any conflict between the discussion above and the prospectus, the prospectus shall prevail.




   On date of Spousal Ccontinuation, we increase the Contract Value to equal the Death Benefit (if greater). For illustration purposes, we will assume the Contract Value on the date of continuation is set equal to the Death Benefit of $150,000 and the Payment Base is $125,000. The values for the rider are impacted as follows:




   Payment Base = $150,000 (greater of Contract Value or Payment Base on date of continuation)




   WP = existing Withdrawal Percent if partial Surrender have been taken, or else it is set using the remaining spouse's attained age on the Contract Anniversary prior to the first partial Surrender (for this example we will say it is 6%).




   LBP = $9,000 (WP x greater of Payment Base or Contract Value on date of continuation)




   Death Benefit = $150,000 (Contract Value on date of continuation)




   Maximum Contract Value (LIB II Only) = $150,000 (greater of Contract Value or Payment Base on date of continuation)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                              129

-------------------------------------------------------------------------------

APPENDIX C -- THE HARTFORD'S LIFETIME INCOME BUILDER

OBJECTIVE

Protect your investment from poor market performance through potential annual Benefit Amount increases and provide income through predetermined periodic payments based either on a set schedule or your lifetime.

HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?

This rider (called the Unified Benefit Design in your Contract) provides a single Benefit Amount payable as two separate but bundled benefits which form the entire benefit. In other words, this rider is a guarantee of the Benefit Amount that you can access two ways:

- WITHDRAWAL BENEFIT allows (a) BENEFIT PAYMENTS: a series of withdrawals which may be paid annually until the Benefit Amount is reduced to zero or
    (b) LIFETIME BENEFIT PAYMENTS: a series of withdrawals which may be paid annually until the death of any Owner if the older Owner (or Annuitant if the Contract Owner is a trust) is age 60 or older. The Benefit Payments and Lifetime Benefit Payments may continue even if the Contract Value is reduced to zero; and/or



- GUARANTEED MINIMUM DEATH BENEFIT ("GMDB"). The GMDB is equal to the greater of the Benefit Amount or the Contract Value if the Contract Value is greater than zero. DEPLETING THE BENEFIT AMOUNT BY TAKING SURRENDERS WILL REDUCE OR ELIMINATE THE GUARANTEED MINIMUM DEATH BENEFIT. THIS GUARANTEED MINIMUM DEATH BENEFIT REPLACES THE STANDARD DEATH BENEFITS PROVIDED UNDER THIS CONTRACT.


WHEN CAN YOU BUY THIS RIDER?

Subject to State approval of The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder is closed to new investors. This rider may not be available in all states or through all Registered Representatives. We reserve the right to withdraw this rider at any time.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

If you elect this rider, you may not elect any rider other than MAV Plus (MAV only in applicable states).

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The fee for this rider is based on your then current Benefit Amount. . This additional charge will automatically be deducted from your Contract Value on each Contract Anniversary. The charge is withdrawn from each Sub-Account and the Fixed Account in the same proportion that the value of the Sub-Account bears to the total Contract Value. The rider fee will not be taken from the DCA Plus account. The charge is deducted after all other financial transactions and any Benefit Amount increases are made. Once you elect this benefit, we will continue to deduct the charge until we begin to make Annuity Payouts. The rider charge may limit access to Fixed Accounts in certain states.

We reserve the right to increase the charge up to a maximum rate of 0.75% any time on or after your fifth Contract Anniversary or five years from the date from which we last notified you of a fee increase, whichever is later. If we increase this charge, you will receive advance notice of the increase and will be given the opportunity to suspend this and future charge increases. If you suspend any charge increase, you will no longer receive automatic Benefit Amount increases. If we do not receive notice from you to suspend the increase, we will automatically assume that automatic Benefit Amount increases will continue and the new charge will apply. Within 30 days prior to subsequent Contract Anniversaries, you may re-start automatic Benefit Amount increases at the charge in effect since your most recent notification. If you Surrender prior to a Contract Anniversary, a pro rata share of the charge will be assessed and will be equal to the charge multiplied by the Benefit Amount prior to the Surrender, multiplied by the number of days since the last charge was assessed, divided by 365.

DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?

The initial Benefit Amount equals your initial Premium Payment. The Benefit Amount will be adjusted in the future through your actions as well as ours. The Benefit Amount will be increased as a result of automatic Benefit Amount increases or subsequent Premium Payments; However, if Surrenders have been taken, your new Benefit Payment may not be greater than your Benefit Amount prior to the Surrender. The Benefit Amount will be decreased as a result of any Surrenders and potentially, any changes in ownership.



- Automatic Benefit Amount increases. We may increase the Benefit Amount on each Contract Anniversary (referred to as "automatic Benefit Amount increases"), depending on the investment performance of your Contract. To compute this percentage, we will divide your Contract Value on the then current Contract Anniversary by the Maximum Contract Value and then reduced by 1. In no event will this factor be less than 0% or greater than 10%. Automatic Benefit Amount increases will not take place if the investment performance of your Sub-Accounts is neutral or negative. Automatic Benefit Amount increases will continue until the earlier of the Contract Anniversary immediately following the older Owner's or Annuitant's 75th birthday or the Annuity Commencement Date.

130                              HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

- Subsequent Premium Payments. When subsequent Premium Payments are received, the Benefit Amount will be increased by the dollar amount of the subsequent Premium Payment. However, if Surrenders have been taken your new Benefit Payment may not be greater than your Benefit Amount prior to the Surrender.

- Surrenders. When a Surrender is made, the Benefit Amount will be equal to the amount determined in either (A), (B) or (C) as follows:

    A. If total Surrenders since the most recent Contract Anniversary are equal to or less than the Benefit Payment, the Benefit Amount becomes the Benefit Amount immediately prior to the Surrender, less the amount of Surrender.

    B. If total Surrenders since the most recent Contract Anniversary exceed the Benefit Payment as a result of enrollment in our Automatic Income program to satisfy Required Minimum Distributions, the Benefit Amount becomes the Benefit Amount immediately prior to the Surrender, less the amount of Surrender.

    C. If total Surrenders since the most recent Contract Anniversary exceed the Benefit Payment and the Required Minimum Distribution exception in
        (B) does not apply, the Benefit Amount is re-calculated to the greater of zero or the lesser of (i) or (ii) as follows:

        (i)  the Contract Value immediately following the Surrender; or

        (ii) the Benefit Amount immediately prior to the Surrender, less the amount of Surrender.

- Benefit Amount limits. Your Benefit Amount can not be less than zero or more than $5 million. Any sums in excess of this ceiling will not be included for any benefits under this rider.

Since the Benefit Amount is a central source for both benefits under this rider, taking withdrawals will lessen or eliminate the Guaranteed Minimum Death Benefit. Refer to the Examples included in Appendix I for a more complete description of these effects.

IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

Yes. The following section describes both Benefit Payments and Lifetime Benefit Payments which together comprise the Withdrawal Benefit.

-   BENEFIT PAYMENTS

Under this option, Surrenders may be taken immediately as a Benefit Payment that is initially set equal to 5% annually of the initial Benefit Amount. The Benefit Payment is the amount guaranteed for withdrawal each Contract Year until the Benefit Amount is reduced to zero (even if the Contract Value is first reduced to zero). We support this guaranteed payment through our General Account which is subject to our claims paying ability and other liabilities as a company.

The Benefit Payment can be taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.

Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value. Each Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your Benefit Payment include any applicable Contingent Deferred Sales Charge.

Whenever a Surrender is taken during any Contract Year, the Benefit Payment will be adjusted to equal the amount in either (A), (B) or (C) as follows:

    A. If total Surrenders since the most recent Contract Anniversary are equal to or less than the Benefit Payment, the Benefit Payment until the next Contract Anniversary is equal to the lesser of the Benefit Payment immediately prior to the Surrender or the Benefit Amount immediately after the Surrender.

    B. If total Surrenders since the most recent Contract Anniversary exceed the Benefit Payment as a result of enrollment in our Automatic Income Program to satisfy Required Minimum Distributions, the provisions of (A) will apply.

    C. If total Surrenders since the most recent Contract Anniversary are more than the Benefit Payment and the Required Minimum Distribution exception in (B) does not apply, the Benefit Payment will be re-calculated to equal the Benefit Amount immediately following the Surrender multiplied by 5%.

If you choose an amount less than the Benefit Payment in any Contract Year, the remaining annual Benefit Payment cannot be carried forward to the next Contract Year. You may elect to take Benefit Payments at any time provided that the Benefit Amount is greater than zero.

If you make a subsequent Premium Payment, the Benefit Payment will be re-calculated to equal 5% of the Benefit Amount immediately after the subsequent Premium Payment is made.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                              131

-------------------------------------------------------------------------------

If there is an increase in the Benefit Amount due to an automatic Benefit Amount increase on any Contract Anniversary, we will automatically re-calculate the Benefit Payment to the greater of the Benefit Payment immediately prior to the increase or the Benefit Amount immediately after the increase multiplied by 5%. If you are enrolled in our Automatic Income Program you must request in writing to increase the amount being withdrawn.

If Surrenders are less than or equal to the Benefit Payment but result in the Contract Value remaining after such Surrender to be less than our minimum amount rules then in effect, we will not terminate the Contract under our minimum amount rules if the Benefit Amount is greater than zero. However, if the Benefit Amount is zero and the Contract Value remaining after any Surrender is also less than our minimum amount rules then in effect, we may terminate the Contract and pay you the Surrender Value.

-   LIFETIME BENEFIT PAYMENTS

Under this option, Surrenders may be taken as Lifetime Benefit Payments that are initially equal to 5% annually of the Benefit Amount on the Contract Anniversary immediately following the older Owner's 60th birthday or 5% of the initial Benefit Amount if the older Owner is 60 or older at the rider's effective date The Lifetime Benefit Payment is the amount guaranteed to be available for withdrawal each Contract Year until the first death of any Owner (even if the Contract Value is reduced to zero). We support this payment through our General Account which is subject to our claims paying ability and other liabilities as a company.

The Lifetime Benefit Payment can be taken on any payment schedule that you request.

Lifetime Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value. Each Lifetime Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your Lifetime Benefit Payment include any applicable Contingent Deferred Sales Charge.

Whenever a Surrender is taken after the Contract Anniversary immediately following the older Owner's 60th Birthday, the Lifetime Benefit Payment will be equal to the amount determined in either (A), (B) or (C) as follows:

    A. If total Surrenders since the most recent Contract Anniversary are equal to or less than the Lifetime Benefit Payment, the Lifetime Benefit Payment is equal to the Lifetime Benefit Payment immediately prior to the Surrender.

    B. If total Surrenders since the most recent Contract Anniversary exceed the Lifetime Benefit Payment as a result of enrollment in our Automatic Income program to satisfy Required Minimum Distributions, the provisions of (A) will apply.

    C. If total Surrenders since the most recent Contract Anniversary are more than the Lifetime Benefit Payment and the Required Minimum Distribution exception in (B) does not apply, the Lifetime Benefit Payments will be re-calculated to equal the Benefit Amount immediately following the partial Surrender multiplied by 5%.

If you choose an amount less than the Lifetime Benefit Payment in any Contract Year, the remaining annual Lifetime Benefit Payment cannot be carried forward to the next Contract Year.

Lifetime Benefit Payments will be available until the first death of any Owner. If the Contract Value is reduced to zero, Lifetime Benefit Payments will automatically continue under this Fixed Lifetime and Period Certain Annuity Payout.

If you make a subsequent Premium Payment after the Contract Anniversary immediately following the older Owner's 60th birthday, the Lifetime Benefit Payment will be re-calculated to equal 5% of the Benefit Amount after the subsequent Premium Payment is made.

If Surrenders are not taken prior to the Contract Anniversary immediately following the older Owner's 60th birthday, the Lifetime Benefit Payment will equal the Benefit Payment. If Surrenders are taken prior to the Contract Anniversary immediately following the older Owner's 60th birthday, the Lifetime Benefit Payment may be less than the Benefit Payment.

If there is an increase in the Benefit Amount due to an automatic Benefit Amount increase on any Contract Anniversary after the older Owner's 60th birthday, we will automatically re-calculate the Lifetime Benefit Payment to equal the greater of the Lifetime Benefit Payment immediately prior to the increase or the Benefit Amount immediately after the increase multiplied by 5%.

If a Surrender is less than or equal to the Lifetime Benefit Payment but results in the Contract Value remaining after such Surrender to be less than our minimum amount rules then in effect, we will not terminate the Contract under our minimum amount rules. However, if the Contract Value remaining after any Surrender is less than our minimum amount rules then in effect and the Benefit Amount and your Lifetime Benefit Payments have been reduced to zero, we may terminate the Contract and pay the Surrender Value.

IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

This rider includes a Guaranteed Minimum Death Benefit that replaces the Standard Death Benefit. The GMDB is equal to the greater of the Benefit Amount or the Contract Value IF the Contract Value is greater than zero.

132                              HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

The Death Benefit is payable at the first death of an Owner or Annuitant. We will pay to the Beneficiary the greater of the Benefit Amount or the Contract Value (as long as the Contract Value is greater than zero) as of the date due proof of death is received by us.

If the Contract Value is zero as of the date of due proof of death, there will be no Death Benefit. Otherwise, the Death Benefit will fluctuate based on the Benefit Amount as reduced by Surrenders, Withdrawal Benefits and expenses as discussed above.

DOES THIS RIDER REPLACE STANDARD DEATH BENEFITS?

Yes. This rider replaces the Standard Death Benefit. This rider can be elected along with MAV Plus.

CAN YOU REVOKE THIS RIDER?

No. However, a Company-sponsored exchange of this rider will not be considered to be a revocation or termination of this rider.



WHAT EFFECT DO FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS RIDER?


You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value at the time you request a Surrender with any applicable charges deducted and not the Benefit Amount, Lifetime Benefit Payment or the Benefit Payment amount you would have received under this rider.

If you still have a Benefit Amount or Lifetime Benefit Payment Amount after you Surrender all of your Contract Value (following the provisions or the rider) or your Contract Value is reduced to zero, we will issue a payout annuity. If the Owner is a natural person we will treat the Owners(s) as the Annuitant for purposes of this annuity. If there is more than one Annuitant, the annuity will be on a first-to-die basis (joint and 0% survivor annuity). You may elect to have the Benefit Amount or Lifetime Benefit Payment paid to you under either the Fixed Period Certain Annuity Payout or the Fixed Lifetime and Period Certain Annuity Payout Option. The election is irrevocable.

Subject to our approval, which approval may be withheld or delayed for any reason, you may elect to defer the Annuity Commencement Date until you are eligible for the Fixed Lifetime and Period Certain Annuity Payout.

If your Benefit Payment or your Lifetime Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

Any ownership change made prior to the first anniversary of the rider effective date will have no impact on the Benefit Amount, but the Lifetime Benefit Payment may change as long as the new Owner(s) and Annuitant are less than age 76 at the time of the change. The Lifetime Benefit Payment may change based on the age of the new owner.

An ownership change after the first Contract Anniversary that causes a re-calculation in the benefits as long as the older Owner after the change is less than age 76 at the time of the change will automatically result in either
(A) or (B):

    (A) If this rider is not currently available for sale, we will continue the existing rider for the GMDB only and the Withdrawal Benefit will terminate. This rider charge will then discontinue.

    (B) If this rider is currently available for sale, we will continue the existing rider with respect to all benefits at your current charge. The Benefit Amount will be re-calculated to the lesser of the Contract Value or the Benefit Amount on the date of the change. The Benefit Payment and Lifetime Benefit Payment will be re-calculated on the date of the change.

If the older Owner is age 76 or greater at the time of an ownership change, this rider will continue with respect to the GMDB only and the Withdrawal Benefit will terminate. The GMDB will be modified to equal Contract Value only and the Rider charge will discontinue.

CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT?

If the Owner dies and the Beneficiary is the deceased Owner's Spouse at the time of death, the Spouse may continue the Contract and we will adjust the Contract Value to the amount we would have paid as a Death Benefit payment (the greater of the Contract Value and the Benefit Amount). If the Spouse elects to continue the Contract and is less than age 76 at the time of the continuation, then either (A) or (B) will automatically apply:

    (A) If this rider is not currently available for sale, we will continue the existing The Hartford's Lifetime Income Builder for the GMDB only and the Withdrawal Benefit will terminate and the rider charge will discontinue.

    (B) If this rider is currently available for sale, we will continue the existing rider with respect to all benefits at the current charge. The Benefit Amount and Maximum Contract Value will be re-calculated to the Contract Value on the continuation date. The Benefit Payments and Lifetime Benefit Payments will be re-calculated on the continuation date.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                              133

-------------------------------------------------------------------------------

If the Spouse elects to continue the Contract and is age 76 or greater at the time of the continuation, this rider will continue with respect to the GMDB only and the Withdrawal Benefits will terminate. The GMDB will be modified to equal Contract Value only and the rider charge will discontinue. Spousal Contract Continuation will only apply one time for each Contract.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

If you annuitize your Contract, you may choose any of those Annuity Payout Options offered in the Contract. The amount used for calculating Annuity Payout Options will be the Contract Value. In other words, you will forfeit any difference between your Contract Value and Benefit Amount by voluntarily annuitizing before the maximum Annuity Commencement Date.

If the annuity reaches the maximum Annuity Commencement Date the Contract will automatically be annuitized unless we and the Owner(s) agree to extend the Annuity Commencement Date, which approval may be withheld or delayed for any reason. In this circumstance, the Contract may be annuitized under our standard annuitization rules or, alternatively, under The Hartford's Lifetime Income Builder rules applicable when the Contract Value equals zero.

-   FIXED PERIOD CERTAIN PAYOUT OPTION

If your Contract Value goes to zero, you are entitled to receive payments in a fixed dollar amount for a stated number of years. The actual number of years that payments will be made is determined by dividing the Benefit Amount by the Benefit Payment. The total amount payable under this Annuity Payout Option will equal the Benefit Amount. This annualized amount will be paid over the determined number of years. The frequency of payments you may elect will be among those offered by us at that time but will be no less frequently than annually. The amount payable in the final year of payments may be less than the prior year's annual amount payable so that the total amount of the payouts will be equal to the Benefit Amount. If, at the death of the any Annuitant, payments have been made for less than the stated number of years, the remaining scheduled payments will be made to the Beneficiary as scheduled payments in accordance with the Code and the Owner's last instructions on record.

-   FIXED LIFETIME AND PERIOD CERTAIN PAYOUT OPTION

If your Contract Value goes to zero and the Owner(s) are alive and age 60 or older, you are entitled to receive payments in a fixed dollar amount until the later of the death of any Annuitant or a minimum number of years. The minimum number of years that payments will be made is determined on the Annuity Calculation Date by dividing the Benefit Amount by the Lifetime Benefit Payment. The total minimum amount payable under this option will equal the Benefit Amount. This Lifetime Benefit Payment amount will be paid over the greater of the minimum number of years, or until the death of any Annuitant. The frequency of payments you may elect will be among those offered by us at that time but will be no less frequently than annually. If, at the death of any Annuitant, payments have been made for less than the minimum number of years, the remaining scheduled payments will be made to the Beneficiary as scheduled payments in accordance with the Code and the Owner's last instructions on record.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?



We reserve the right to limit the Sub-Accounts into which you may allocate your Contract Value on and after the ownership change effective date. We may prohibit investment in any Sub-Account, require you to allocate your Contract Value in one of a number of asset allocation models, investment programs or fund-of-funds Sub-Accounts. If you violate the restrictions, then this rider, its benefits and its charges will terminate.


ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

No.

CAN WE AGGREGATE CONTRACTS?

For purposes of determining the Benefit Amount under this rider, we reserve the right to treat one or more Contracts issued by us to you with any optional Withdrawal Benefit rider in the same calendar year as one Contract. Accordingly, if we elect to aggregate Contracts, we will change the period over which we measure withdrawals against the Benefit Payment.

OTHER INFORMATION

For examples of how this rider works, see "Appendix I."

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- This rider is no longer actively marketed and is not available in any State where The Hartford's Lifetime Income Builder II is approved for sale.

- The benefits under this rider cannot be directly or indirectly assigned, pledged, collateralized or securitized in any way. Any such actions will invalidate this rider.

134                              HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

- Because these benefits are bundled and interdependent upon one another, there is a risk that you may ultimately pay for benefits that you may never get to use. For instance, if you deplete your Benefit Amount through Surrenders, whether voluntarily or as a result of Required Minimum Distributions, you will reduce your Death Benefit. If your Contract Value is zero as of the date of due proof of death, there will be no Death Benefit. This may be of special concern to seniors.

- Inasmuch as Withdrawal Benefits may reduce or eliminate the GMDB, electing this rider as part of an investment program involving a qualified plan may not make sense unless, for instance, other features of this Contract such as Withdrawal Benefits and access to underlying Funds, outweigh the absence of additional tax advantages from a variable annuity.

- Annuitizing your Contract, whether voluntarily or not, will impact these benefits. First, annuitization shall eliminate the Guaranteed Minimum Death Benefit. Second, annuitization will terminate any Withdrawal Benefits which will be converted into annuity payments according to the annuitization option chosen. Accordingly, Lifetime Benefit Payments could be replaced by another "lifetime" payout option and will not be subject to automatic Benefit Amount increases.



- Even though this rider is designed to provide "living benefits", you should not assume that you will necessarily receive "payments for life" if you have violated any of the terms of this rider.


- Purchasing this rider is a one time only event and cannot be undone later. If you elect this rider you will not be able to elect Standard Death Benefits or optional riders other than MAV Plus.

- Any additional contributions made to your Contract after withdrawals have begun will cause the Benefit Amount to be recalculated. If an additional contribution is made, the Benefit Amount will be recalculated to equal the remaining Benefit Amount plus the additional contribution, which could be more or less than the original Benefit Amount and could change the amount of your Benefit Payments or Lifetime Benefit Payments, as the case may be.

- Spouses who are not a joint Owner or Beneficiary may find continuation of this rider to be unavailable or unattractive after the death of the Owner-Spouse. Continuation of the options available in this rider is dependent upon its availability at the time of death of the first Owner-Spouse and will be subject to then prevailing charges.

-   Certain ownership changes may result in a reduction of benefits.

- Annuitizing your Contract instead of receiving Benefit Payments or Lifetime Benefit Payments will forfeit any increases in your Benefit Amount over your Contract Value. Voluntary or involuntary annuitization will terminate Lifetime Benefit Payments. Annuity Payout Options available subsequent to the Annuity Commencement Date may not necessarily provide a stream of income for your lifetime and may be less than Lifetime Benefit Payments.

- Finally, we may increase the charge for this rider on or after the fifth Contract Anniversary or five years since your last increase notification, whichever is later.

- There are no assurances made or implied that automatic Benefit Amount increases will occur and if occurring, will be predictable.

- The fee for this rider may increase if and when automatic Benefit Amount increases take place. There are no assurances as to the fee we will be charging at the time of each step-up.

To obtain a Statement of Additional Information, please complete the form below and mail to:

     Hartford Life and Annuity Insurance Company
     Attn: Investment Product Services
     P.O. Box 5085
     Hartford, Connecticut 06102-5085

Please send a Statement of Additional Information for Series I, Series IR and Series II of Wells Fargo Leaders variable annuity to me at the following address:

----------------------------------------------------------------
                              Name
----------------------------------------------------------------
                            Address
----------------------------------------------------------------
     City/State                                   Zip Code

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                             SEPARATE ACCOUNT SEVEN

            SERIES I, SERIES IR AND SERIES II OF WELLS FARGO LEADERS

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Hartford Life and Annuity Insurance Company, Attn: Investment Product Services, P.O. Box 5085, Hartford, CT 06102-5085.



Date of Prospectus: August 14, 2006
Date of Statement of Additional Information: August 14, 2006


TABLE OF CONTENTS

GENERAL INFORMATION                                                            2
        Safekeeping of Assets                                                  2
        Experts                                                                2
        Non-Participating                                                      2
        Misstatement of Age or Sex                                             2
        Principal Underwriter                                                  2
PERFORMANCE RELATED INFORMATION                                                2
        Total Return for all Sub-Accounts                                      2
        Yield for Sub-Accounts                                                 3
        Money Market Sub-Accounts                                              3
        Additional Materials                                                   3
        Performance Comparisons                                                3
ACCUMULATION UNIT VALUES                                                       4
FINANCIAL STATEMENTS                                                        SA-1

2                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

We hold title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from our general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS



The statutory basis balance sheets of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2005 and 2004, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2005 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated March 24, 2006 and the statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account Seven (the "Account") as of December 31, 2005, and the related statements of operations and of changes in net assets and the financial highlights for the respective stated periods then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 22, 2006, which reports are both included in this Statement of Additional Information and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

The Contracts, which are offered continuously, are distributed by Hartford Securities Distribution Company, Inc. ("HSD"). HSD serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and we are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.



We currently pay HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2005: $354,296,774; 2004: $353,383,271; and 2003: $357,467,609.


PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, we use a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula we use to calculate standardized total return is P(1+T) TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                3

-------------------------------------------------------------------------------

deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.

The formula we use to calculate yield is: YIELD = 2[(a - b/cd +1) TO THE POWER OF 6 - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. We take a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. We then subtract an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, we then multipy it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation we use is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

4                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows all possible Accumulation Unit Values corresponding to all combinations of optional benefits. A table showing only the highest and lowest possible Accumulation Unit Values is shown in the prospectus, which assumes you select either no optional benefits or all optional benefits.

There is no information for American Funds Global Growth and Income Fund Sub-Account because as of December 31, 2005, the Sub-Account had not commenced operations.

SERIES I/IR:

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                       2005             2004             2003
--------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE ASSET
  ALLOCATION FUND
   WITHOUT ANY OPTIONAL
   BENEFITS
      Accumulation Unit Value      $1.152           $1.068           $0.994
      at beginning of period
      Accumulation Unit Value      $1.193           $1.152           $1.068
      at end of period
      Number of Accumulation           54               57               34
      Units outstanding at
      end of period (in
      thousands)
   WITH THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value      $1.148           $1.082               --
      at beginning of period
      Accumulation Unit Value      $1.187           $1.148               --
      at end of period
      Number of Accumulation           --               --               --
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH
   BENEFIT
      Accumulation Unit Value      $1.142           $1.062           $0.989
      at beginning of period
      Accumulation Unit Value      $1.179           $1.142           $1.062
      at end of period
      Number of Accumulation           --               --               --
      Units outstanding at
      end of period (in
      thousands)
   WITH THE HARTFORD'S
   PRINCIPAL FIRST (35 BPS)
      Accumulation Unit Value      $1.141           $1.061           $0.989
      at beginning of period
      Accumulation Unit Value      $1.178           $1.141           $1.061
      at end of period
      Number of Accumulation          309              291              141
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value      $1.136           $1.071               --
      at beginning of period
      Accumulation Unit Value      $1.171           $1.136               --
      at end of period
      Number of Accumulation          192              137               --
      Units outstanding at
      end of period (in
      thousands)
   WITH THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value      $1.136           $1.075               --
      at beginning of period
      Accumulation Unit Value      $1.171           $1.136               --
      at end of period
      Number of Accumulation          192              137               --
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (35 BPS)
      Accumulation Unit Value      $1.131           $1.055           $0.985
      at beginning of period
      Accumulation Unit Value      $1.164           $1.131           $1.055
      at end of period
      Number of Accumulation           21               21               --
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value      $1.127           $1.070               --
      at beginning of period
      Accumulation Unit Value      $1.158           $1.127               --
      at end of period
      Number of Accumulation           --               --               --
      Units outstanding at
      end of period (in
      thousands)
WELLS FARGO ADVANTAGE
  DISCOVERY FUND
   WITHOUT ANY OPTIONAL
   BENEFITS
      Accumulation Unit Value     $10.524               --               --  (b)
      at beginning of period
      Accumulation Unit Value     $11.256               --               --
      at end of period
      Number of Accumulation           --               --               --
      Units outstanding at
      end of period (in
      thousands)
   WITH THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value     $10.522               --               --  (b)
      at beginning of period
      Accumulation Unit Value     $11.242               --               --
      at end of period
      Number of Accumulation           --               --               --
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH
   BENEFIT
      Accumulation Unit Value     $10.521               --               --  (b)
      at beginning of period
      Accumulation Unit Value     $11.236               --               --
      at end of period
      Number of Accumulation           --               --               --
      Units outstanding at
      end of period (in
      thousands)
   WITH THE HARTFORD'S
   PRINCIPAL FIRST (35 BPS)
      Accumulation Unit Value     $10.521               --               --  (b)
      at beginning of period
      Accumulation Unit Value     $11.233               --               --
      at end of period
      Number of Accumulation           --               --               --
      Units outstanding at
      end of period (in
      thousands)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                5

-------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                       2005             2004             2003
--------------------------------------------------------------------------------
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value     $10.519               --               --  (b)
      at beginning of period
      Accumulation Unit Value     $11.223               --               --
      at end of period
      Number of Accumulation            1               --               --
      Units outstanding at
      end of period (in
      thousands)
   WITH THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value     $10.519               --               --  (b)
      at beginning of period
      Accumulation Unit Value     $11.223               --               --
      at end of period
      Number of Accumulation            1               --               --
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (35 BPS)
      Accumulation Unit Value     $10.518               --               --  (b)
      at beginning of period
      Accumulation Unit Value     $11.213               --               --
      at end of period
      Number of Accumulation           --               --               --
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value     $10.516               --               --  (b)
      at beginning of period
      Accumulation Unit Value     $11.203               --               --
      at end of period
      Number of Accumulation           --               --               --
      Units outstanding at
      end of period (in
      thousands)
WELLS FARGO ADVANTAGE EQUITY
  INCOME FUND
   WITHOUT ANY OPTIONAL
   BENEFITS
      Accumulation Unit Value      $1.155           $1.054           $0.957
      at beginning of period
      Accumulation Unit Value      $1.201           $1.155           $1.054
      at end of period
      Number of Accumulation           94               42               --
      Units outstanding at
      end of period (in
      thousands)
   WITH THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value      $1.151           $1.078               --
      at beginning of period
      Accumulation Unit Value      $1.195           $1.151               --
      at end of period
      Number of Accumulation           45               --               --
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH
   BENEFIT
      Accumulation Unit Value      $1.145           $1.048           $0.952
      at beginning of period
      Accumulation Unit Value      $1.187           $1.145           $1.048
      at end of period
      Number of Accumulation           52               35               --
      Units outstanding at
      end of period (in
      thousands)
   WITH THE HARTFORD'S
   PRINCIPAL FIRST (35 BPS)
      Accumulation Unit Value      $1.144           $1.048           $0.952
      at beginning of period
      Accumulation Unit Value      $1.186           $1.144           $1.048
      at end of period
      Number of Accumulation          404               83                4
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value      $1.139           $1.067               --
      at beginning of period
      Accumulation Unit Value      $1.178           $1.139               --
      at end of period
      Number of Accumulation          324               47               --
      Units outstanding at
      end of period (in
      thousands)
   WITH THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value      $1.139           $1.061               --
      at beginning of period
      Accumulation Unit Value      $1.178           $1.139               --
      at end of period
      Number of Accumulation          324               47               --
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (35 BPS)
      Accumulation Unit Value      $1.134           $1.042           $0.948
      at beginning of period
      Accumulation Unit Value      $1.172           $1.134           $1.042
      at end of period
      Number of Accumulation            8               --               --
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value      $1.130           $1.055               --
      at beginning of period
      Accumulation Unit Value      $1.166           $1.130               --
      at end of period
      Number of Accumulation           18               --               --
      Units outstanding at
      end of period (in
      thousands)
WELLS FARGO ADVANTAGE C&B
  LARGE CAP VALUE FUND
   WITHOUT ANY OPTIONAL
   BENEFITS
      Accumulation Unit Value      $1.079           $0.984           $0.892
      at beginning of period
      Accumulation Unit Value      $1.098           $1.079           $0.984
      at end of period
      Number of Accumulation            3                3               --
      Units outstanding at
      end of period (in
      thousands)
   WITH THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value      $1.076           $1.007               --
      at beginning of period
      Accumulation Unit Value      $1.092           $1.076               --
      at end of period
      Number of Accumulation           --               --               --
      Units outstanding at
      end of period (in
      thousands)

6                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                            2005             2004             2003
--------------------------------------------------------------------------------
   WITH MAV/EPB DEATH BENEFIT
      Accumulation Unit Value at        $1.070           $0.978           $0.888
      beginning of period
      Accumulation Unit Value at        $1.085           $1.070           $0.978
      end of period
      Number of Accumulation Units          --               --               --
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST (35 BPS)
      Accumulation Unit Value at        $1.069           $0.978           $0.888
      beginning of period
      Accumulation Unit Value at        $1.084           $1.069           $0.978
      end of period
      Number of Accumulation Units          70               --               --
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   PREFERRED
      Accumulation Unit Value at        $1.065           $0.997               --
      beginning of period
      Accumulation Unit Value at        $1.078           $1.065               --
      end of period
      Number of Accumulation Units           7               --               --
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at        $1.065           $0.990               --
      beginning of period
      Accumulation Unit Value at        $1.078           $1.065               --
      end of period
      Number of Accumulation Units           7               --               --
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (35 BPS)
      Accumulation Unit Value at        $1.060           $0.972           $0.883
      beginning of period
      Accumulation Unit Value at        $1.071           $1.060           $0.972
      end of period
      Number of Accumulation Units          --               --               --
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (50 BPS)
      Accumulation Unit Value at        $1.056           $0.985               --
      beginning of period
      Accumulation Unit Value at        $1.066           $1.056               --
      end of period
      Number of Accumulation Units          --               --               --
      outstanding at end of period
      (in thousands)
WELLS FARGO ADVANTAGE LARGE
  COMPANY CORE FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at        $1.017           $0.951           $0.892
      beginning of period
      Accumulation Unit Value at        $0.981           $1.017           $0.951
      end of period
      Number of Accumulation Units          15               --               --
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST PREFERRED
      Accumulation Unit Value at        $1.014           $0.942               --
      beginning of period
      Accumulation Unit Value at        $0.976           $1.014               --
      end of period
      Number of Accumulation Units          --               --               --
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT
      Accumulation Unit Value at        $1.009           $0.946           $0.888
      beginning of period
      Accumulation Unit Value at        $0.970           $1.009           $0.946
      end of period
      Number of Accumulation Units          --               --               --
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST (35 BPS)
      Accumulation Unit Value at        $1.008           $0.946           $0.887
      beginning of period
      Accumulation Unit Value at        $0.969           $1.008           $0.946
      end of period
      Number of Accumulation Units           9               12                2
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   PREFERRED
      Accumulation Unit Value at        $1.003           $0.933               --
      beginning of period
      Accumulation Unit Value at        $0.963           $1.003               --
      end of period
      Number of Accumulation Units          54               39               --
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at        $1.003           $0.955               --
      beginning of period
      Accumulation Unit Value at        $0.963           $1.003               --
      end of period
      Number of Accumulation Units          54               39               --
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (35 BPS)
      Accumulation Unit Value at        $0.999           $0.940           $0.883
      beginning of period
      Accumulation Unit Value at        $0.957           $0.999           $0.940
      end of period
      Number of Accumulation Units          --               --               --
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (50 BPS)
      Accumulation Unit Value at        $0.995           $0.950               --
      beginning of period
      Accumulation Unit Value at        $0.952           $0.995               --
      end of period
      Number of Accumulation Units          --               --               --
      outstanding at end of period
      (in thousands)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                7

-------------------------------------------------------------------------------

                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                            2005             2004             2003
--------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE
  INTERNATIONAL CORE FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at        $1.125           $1.040           $0.904
      beginning of period
      Accumulation Unit Value at        $1.217           $1.125           $1.040
      end of period
      Number of Accumulation Units         112               50               --
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST PREFERRED
      Accumulation Unit Value at        $1.121           $1.030               --
      beginning of period
      Accumulation Unit Value at        $1.211           $1.121               --
      end of period
      Number of Accumulation Units          52               --               --
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT
      Accumulation Unit Value at        $1.115           $1.034           $0.899
      beginning of period
      Accumulation Unit Value at        $1.203           $1.115           $1.034
      end of period
      Number of Accumulation Units           7               --               --
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST (35 BPS)
      Accumulation Unit Value at        $1.114           $1.034           $0.899
      beginning of period
      Accumulation Unit Value at        $1.202           $1.114           $1.034
      end of period
      Number of Accumulation Units         267               64                3
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   PREFERRED
      Accumulation Unit Value at        $1.110           $1.020               --
      beginning of period
      Accumulation Unit Value at        $1.195           $1.110               --
      end of period
      Number of Accumulation Units         332               32               --
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at        $1.110           $1.031               --
      beginning of period
      Accumulation Unit Value at        $1.195           $1.110               --
      end of period
      Number of Accumulation Units         332               32               --
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (35 BPS)
      Accumulation Unit Value at        $1.105           $1.028           $0.895
      beginning of period
      Accumulation Unit Value at        $1.188           $1.105           $1.028
      end of period
      Number of Accumulation Units          16                8               --
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (50 BPS)
      Accumulation Unit Value at        $1.101           $1.025               --
      beginning of period
      Accumulation Unit Value at        $1.182           $1.101               --
      end of period
      Number of Accumulation Units          19               --               --
      outstanding at end of period
      (in thousands)
WELLS FARGO ADVANTAGE LARGE
  COMPANY GROWTH FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at        $1.016           $0.997           $0.958
      beginning of period
      Accumulation Unit Value at        $1.059           $1.016           $0.997
      end of period
      Number of Accumulation Units         142              104               --
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST PREFERRED
      Accumulation Unit Value at        $1.012           $0.947               --
      beginning of period
      Accumulation Unit Value at        $1.054           $1.012               --
      end of period
      Number of Accumulation Units          45               --               --
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT
      Accumulation Unit Value at        $1.007           $0.991           $0.954
      beginning of period
      Accumulation Unit Value at        $1.047           $1.007           $0.991
      end of period
      Number of Accumulation Units           6               --               --
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST (35 BPS)
      Accumulation Unit Value at        $1.006           $0.991           $0.953
      beginning of period
      Accumulation Unit Value at        $1.045           $1.006           $0.991
      end of period
      Number of Accumulation Units         492              285               20
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   PREFERRED
      Accumulation Unit Value at        $1.002           $0.938               --
      beginning of period
      Accumulation Unit Value at        $1.039           $1.002               --
      end of period
      Number of Accumulation Units         345               53               --
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at        $1.002           $0.998               --
      beginning of period
      Accumulation Unit Value at        $1.039           $1.002               --
      end of period
      Number of Accumulation Units         345               53               --
      outstanding at end of period
      (in thousands)

8                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

                                               AS OF DECEMBER 31,
SUB-ACCOUNT                            2005           2004           2003
--------------------------------------------------------------------------------
WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35
  BPS)
      Accumulation Unit Value at       $0.997         $0.985         $0.949
      beginning of period
      Accumulation Unit Value at       $1.033         $0.997         $0.985
      end of period
      Number of Accumulation Units          8             --             --
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (50 BPS)
      Accumulation Unit Value at       $0.994         $0.993             --
      beginning of period
      Accumulation Unit Value at       $1.028         $0.994             --
      end of period
      Number of Accumulation Units         17             --             --
      outstanding at end of period
      (in thousands)
WELLS FARGO ADVANTAGE MONEY MARKET
  FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at       $0.984         $0.991         $0.994
      beginning of period
      Accumulation Unit Value at       $0.996         $0.984         $0.991
      end of period
      Number of Accumulation Units         40              7             --
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST PREFERRED
      Accumulation Unit Value at       $0.981         $0.981             --
      beginning of period
      Accumulation Unit Value at       $0.991         $0.981             --
      end of period
      Number of Accumulation Units         --             --             --
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT
      Accumulation Unit Value at       $0.976         $0.985         $0.989
      beginning of period
      Accumulation Unit Value at       $0.985         $0.976         $0.985
      end of period
      Number of Accumulation Units         --             --             --
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST (35 BPS)
      Accumulation Unit Value at       $0.975         $0.985         $0.989
      beginning of period
      Accumulation Unit Value at       $0.983         $0.975         $0.985
      end of period
      Number of Accumulation Units        423            582             --
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   PREFERRED
      Accumulation Unit Value at       $0.971         $0.971             --
      beginning of period
      Accumulation Unit Value at       $0.977         $0.971             --
      end of period
      Number of Accumulation Units         40             --             --
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at       $0.971         $0.981             --
      beginning of period
      Accumulation Unit Value at       $0.977         $0.971             --
      end of period
      Number of Accumulation Units         40             --             --
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (35 BPS)
      Accumulation Unit Value at       $0.966         $0.979         $0.984
      beginning of period
      Accumulation Unit Value at       $0.972         $0.966         $0.979
      end of period
      Number of Accumulation Units         --             --             --
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (50 BPS)
      Accumulation Unit Value at       $0.963         $0.976             --
      beginning of period
      Accumulation Unit Value at       $0.967         $0.963             --
      end of period
      Number of Accumulation Units         24             16             --
      outstanding at end of period
      (in thousands)
WELLS FARGO ADVANTAGE MULTI CAP
  VALUE FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at      $10.825             --             --  (b)
      beginning of period
      Accumulation Unit Value at      $12.100             --             --
      end of period
      Number of Accumulation Units         --             --             --
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST PREFERRED
      Accumulation Unit Value at      $10.823             --             --  (b)
      beginning of period
      Accumulation Unit Value at      $12.086             --             --
      end of period
      Number of Accumulation Units         --             --             --
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT
      Accumulation Unit Value at      $10.822             --             --  (b)
      beginning of period
      Accumulation Unit Value at      $12.079             --             --
      end of period
      Number of Accumulation Units         --             --             --
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST (35 BPS)
      Accumulation Unit Value at      $10.822             --             --  (b)
      beginning of period
      Accumulation Unit Value at      $12.076             --             --
      end of period
      Number of Accumulation Units         --             --             --
      outstanding at end of period
      (in thousands)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                9

-------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                       2005             2004             2003
--------------------------------------------------------------------------------
WITH MAV/EPB DEATH BENEFIT
  AND THE HARTFORD'S
  PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value     $10.820               --               --  (b)
      at beginning of period
      Accumulation Unit Value     $12.065               --               --
      at end of period
      Number of Accumulation           --               --               --
      Units outstanding at
      end of period (in
      thousands)
   WITH THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value     $10.820               --               --  (b)
      at beginning of period
      Accumulation Unit Value     $12.065               --               --
      at end of period
      Number of Accumulation           --               --               --
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (35 BPS)
      Accumulation Unit Value     $10.819               --               --  (b)
      at beginning of period
      Accumulation Unit Value     $12.054               --               --
      at end of period
      Number of Accumulation           --               --               --
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value     $10.817               --               --  (b)
      at beginning of period
      Accumulation Unit Value     $12.044               --               --
      at end of period
      Number of Accumulation           --               --               --
      Units outstanding at
      end of period (in
      thousands)
WELLS FARGO ADVANTAGE
  OPPORTUNITY FUND
   WITHOUT ANY OPTIONAL
   BENEFITS
      Accumulation Unit Value     $10.330               --               --  (b)
      at beginning of period
      Accumulation Unit Value     $10.853               --               --
      at end of period
      Number of Accumulation           --               --               --
      Units outstanding at
      end of period (in
      thousands)
   WITH THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value     $10.328               --               --  (b)
      at beginning of period
      Accumulation Unit Value     $10.841               --               --
      at end of period
      Number of Accumulation           --               --               --
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH
   BENEFIT
      Accumulation Unit Value     $10.327               --               --  (b)
      at beginning of period
      Accumulation Unit Value     $10.834               --               --
      at end of period
      Number of Accumulation           --               --               --
      Units outstanding at
      end of period (in
      thousands)
   WITH THE HARTFORD'S
   PRINCIPAL FIRST (35 BPS)
      Accumulation Unit Value     $10.326               --               --  (b)
      at beginning of period
      Accumulation Unit Value     $10.831               --               --
      at end of period
      Number of Accumulation           --               --               --
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value     $10.325               --               --  (b)
      at beginning of period
      Accumulation Unit Value     $10.822               --               --
      at end of period
      Number of Accumulation            1               --               --
      Units outstanding at
      end of period (in
      thousands)
   WITH THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value     $10.325               --               --  (b)
      at beginning of period
      Accumulation Unit Value     $10.822               --               --
      at end of period
      Number of Accumulation            1               --               --
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (35 BPS)
      Accumulation Unit Value     $10.323               --               --  (b)
      at beginning of period
      Accumulation Unit Value     $10.812               --               --
      at end of period
      Number of Accumulation           --               --               --
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value     $10.322               --               --  (b)
      at beginning of period
      Accumulation Unit Value     $10.803               --               --
      at end of period
      Number of Accumulation           --               --               --
      Units outstanding at
      end of period (in
      thousands)
WELLS FARGO ADVANTAGE SMALL
  CAP GROWTH FUND
   WITHOUT ANY OPTIONAL
   BENEFITS
      Accumulation Unit Value      $1.108           $0.987           $0.913
      at beginning of period
      Accumulation Unit Value      $1.162           $1.108           $0.987
      at end of period
      Number of Accumulation          128               74               --
      Units outstanding at
      end of period (in
      thousands)
   WITH THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value      $1.105           $0.995               --
      at beginning of period
      Accumulation Unit Value      $1.156           $1.105               --
      at end of period
      Number of Accumulation           34               --               --
      Units outstanding at
      end of period (in
      thousands)

10                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                 AS OF DECEMBER 31
SUB-ACCOUNT                            2005             2004             2003
--------------------------------------------------------------------------------
   WITH MAV/EPB DEATH BENEFIT
      Accumulation Unit Value at        $1.099           $0.982           $0.908
      beginning of period
      Accumulation Unit Value at        $1.148           $1.099           $0.982
      end of period
      Number of Accumulation Units           4               --               --
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST (35 BPS)
      Accumulation Unit Value at        $1.098           $0.982           $0.908
      beginning of period
      Accumulation Unit Value at        $1.147           $1.098           $0.982
      end of period
      Number of Accumulation Units         150               47               20
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   PREFERRED
      Accumulation Unit Value at        $1.093           $0.985               --
      beginning of period
      Accumulation Unit Value at        $1.140           $1.093               --
      end of period
      Number of Accumulation Units         317              128               --
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at        $1.093           $1.032               --
      beginning of period
      Accumulation Unit Value at        $1.140           $1.093               --
      end of period
      Number of Accumulation Units         317              128               --
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (35 BPS)
      Accumulation Unit Value at        $1.088           $0.976           $0.904
      beginning of period
      Accumulation Unit Value at        $1.133           $1.088           $0.976
      end of period
      Number of Accumulation Units          19               14               13
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (50 BPS)
      Accumulation Unit Value at        $1.084           $1.027               --
      beginning of period
      Accumulation Unit Value at        $1.128           $1.084               --
      end of period
      Number of Accumulation Units          25               --               --
      outstanding at end of period
      (in thousands)
WELLS FARGO ADVANTAGE TOTAL RETURN
  BOND FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at        $1.151           $1.118           $1.097
      beginning of period
      Accumulation Unit Value at        $1.158           $1.151           $1.118
      end of period
      Number of Accumulation Units         152              110               --
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST PREFERRED
      Accumulation Unit Value at        $1.148           $1.146               --
      beginning of period
      Accumulation Unit Value at        $1.152           $1.148               --
      end of period
      Number of Accumulation Units          67               --               --
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT
      Accumulation Unit Value at        $1.142           $1.112           $1.092
      beginning of period
      Accumulation Unit Value at        $1.144           $1.142           $1.112
      end of period
      Number of Accumulation Units          12                6               --
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST (35 BPS)
      Accumulation Unit Value at        $1.141           $1.111           $1.092
      beginning of period
      Accumulation Unit Value at        $1.143           $1.141           $1.111
      end of period
      Number of Accumulation Units         477              251               48
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   PREFERRED
      Accumulation Unit Value at        $1.136           $1.135               --
      beginning of period
      Accumulation Unit Value at        $1.136           $1.136               --
      end of period
      Number of Accumulation Units         361               32               --
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at        $1.136           $1.116               --
      beginning of period
      Accumulation Unit Value at        $1.136           $1.136               --
      end of period
      Number of Accumulation Units         361               32               --
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (35 BPS)
      Accumulation Unit Value at        $1.131           $1.105           $1.087
      beginning of period
      Accumulation Unit Value at        $1.130           $1.131           $1.105
      end of period
      Number of Accumulation Units          12               --               --
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (50 BPS)
      Accumulation Unit Value at        $1.127           $1.110               --
      beginning of period
      Accumulation Unit Value at        $1.124           $1.127               --
      end of period
      Number of Accumulation Units         101               --               --
      outstanding at end of period
      (in thousands)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               11

-------------------------------------------------------------------------------



                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                            2005             2004             2003
--------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at        $1.301           $1.187           $1.017
      beginning of period
      Accumulation Unit Value at        $1.357           $1.301           $1.187
      end of period
      Number of Accumulation Units       4,992            4,739            1,547
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST PREFERRED
      Accumulation Unit Value at        $1.291           $1.190               --
      beginning of period
      Accumulation Unit Value at        $1.344           $1.291               --
      end of period
      Number of Accumulation Units       1,662            1,916               --
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT
      Accumulation Unit Value at        $1.287           $1.178           $1.011
      beginning of period
      Accumulation Unit Value at        $1.338           $1.287           $1.178
      end of period
      Number of Accumulation Units      11,385           13,222           11,005
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST (35 BPS)
      Accumulation Unit Value at        $1.285           $1.176           $1.011
      beginning of period
      Accumulation Unit Value at        $1.335           $1.285           $1.176
      end of period
      Number of Accumulation Units      26,828           30,328           25,644
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   PREFERRED
      Accumulation Unit Value at        $1.278           $1.179               --
      beginning of period
      Accumulation Unit Value at        $1.327           $1.278               --
      end of period
      Number of Accumulation Units      14,110           12,119               --
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at        $1.278           $1.188               --
      beginning of period
      Accumulation Unit Value at        $1.327           $1.278               --
      end of period
      Number of Accumulation Units      14,110           12,119               --
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (35 BPS)
      Accumulation Unit Value at        $1.272           $1.168           $1.005
      beginning of period
      Accumulation Unit Value at        $1.318           $1.272           $1.168
      end of period
      Number of Accumulation Units      24,221           28,262           24,695
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (50 BPS)
      Accumulation Unit Value at        $1.268           $1.181               --
      beginning of period
      Accumulation Unit Value at        $1.312           $1.268               --
      end of period
      Number of Accumulation Units      10,129            8,833               --
      outstanding at end of period
      (in thousands)
AIM V.I. CAPITAL APPRECIATION
  FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at        $1.260           $1.198           $1.022
      beginning of period
      Accumulation Unit Value at        $1.353           $1.260           $1.198
      end of period
      Number of Accumulation Units         789              630              268
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST PREFERRED
      Accumulation Unit Value at        $1.251           $1.167               --
      beginning of period
      Accumulation Unit Value at        $1.341           $1.251               --
      end of period
      Number of Accumulation Units         402              353               --
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT
      Accumulation Unit Value at        $1.247           $1.189           $1.016
      beginning of period
      Accumulation Unit Value at        $1.335           $1.247           $1.189
      end of period
      Number of Accumulation Units       2,155            2,355            2,010
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST (35 BPS)
      Accumulation Unit Value at        $1.245           $1.187           $1.016
      beginning of period
      Accumulation Unit Value at        $1.332           $1.245           $1.187
      end of period
      Number of Accumulation Units       4,360            4,435            3,869
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   PREFERRED
      Accumulation Unit Value at        $1.239           $1.156               --
      beginning of period
      Accumulation Unit Value at        $1.323           $1.239               --
      end of period
      Number of Accumulation Units       2,645            2,461               --
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at        $1.239           $1.203               --
      beginning of period
      Accumulation Unit Value at        $1.323           $1.239               --
      end of period
      Number of Accumulation Units       2,645            2,461               --
      outstanding at end of period
      (in thousands)

12                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------



                                            AS OF DECEMBER 31,
SUB-ACCOUNT                       2005             2004             2003
--------------------------------------------------------------------------------
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (35 BPS)
      Accumulation Unit Value      $1.233           $1.179           $1.010
      at beginning of period
      Accumulation Unit Value      $1.315           $1.233           $1.179
      at end of period
      Number of Accumulation        4,182            4,875            4,862
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value      $1.228           $1.196               --
      at beginning of period
      Accumulation Unit Value      $1.308           $1.228               --
      at end of period
      Number of Accumulation        1,710            1,509               --
      Units outstanding at
      end of period (in
      thousands)
AIM V.I. CORE EQUITY FUND
   WITHOUT ANY OPTIONAL
   BENEFITS
      Accumulation Unit Value      $9.632               --               --  (a)
      at beginning of period
      Accumulation Unit Value     $10.303               --               --
      at end of period
      Number of Accumulation           10               --               --
      Units outstanding at
      end of period (in
      thousands)
   WITH THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value      $9.628               --               --  (a)
      at beginning of period
      Accumulation Unit Value     $10.286               --               --
      at end of period
      Number of Accumulation            1               --               --
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH
   BENEFIT
      Accumulation Unit Value      $9.627               --               --  (a)
      at beginning of period
      Accumulation Unit Value     $10.277               --               --
      at end of period
      Number of Accumulation            5               --               --
      Units outstanding at
      end of period (in
      thousands)
   WITH THE HARTFORD'S
   PRINCIPAL FIRST (35 BPS)
      Accumulation Unit Value      $9.626               --               --  (a)
      at beginning of period
      Accumulation Unit Value     $10.273               --               --
      at end of period
      Number of Accumulation           10               --               --
      Units outstanding at
      end of period (in
      thousands)
   WITHMAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value      $9.623               --               --  (a)
      at beginning of period
      Accumulation Unit Value     $10.260               --               --
      at end of period
      Number of Accumulation           35               --               --
      Units outstanding at
      end of period (in
      thousands)
   WITH THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value      $9.623               --               --  (a)
      at beginning of period
      Accumulation Unit Value     $10.260               --               --
      at end of period
      Number of Accumulation           35               --               --
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (35 BPS)
      Accumulation Unit Value      $9.621               --               --  (a)
      at beginning of period
      Accumulation Unit Value     $10.247               --               --
      at end of period
      Number of Accumulation            1               --               --
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value      $9.618               --               --  (a)
      at beginning of period
      Accumulation Unit Value     $10.234               --               --
      at end of period
      Number of Accumulation            4               --               --
      Units outstanding at
      end of period (in
      thousands)
AIM V.I. DEMOGRAPHIC TRENDS
  FUND
   WITHOUT ANY OPTIONAL
   BENEFITS
      Accumulation Unit Value      $1.250           $1.170           $1.008
      at beginning of period
      Accumulation Unit Value      $1.310           $1.250           $1.170
      at end of period
      Number of Accumulation          626              711              447
      Units outstanding at
      end of period (in
      thousands)
   WITH THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value      $1.241           $1.134               --
      at beginning of period
      Accumulation Unit Value      $1.298           $1.241               --
      at end of period
      Number of Accumulation          110              144               --
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH
   BENEFIT
      Accumulation Unit Value      $1.237           $1.161           $1.002
      at beginning of period
      Accumulation Unit Value      $1.292           $1.237           $1.161
      at end of period
      Number of Accumulation        1,470            1,636            1,408
      Units outstanding at
      end of period (in
      thousands)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               13

-------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                       2005             2004             2003
--------------------------------------------------------------------------------
   WITH THE HARTFORD'S
   PRINCIPAL FIRST (35 BPS)
      Accumulation Unit Value      $1.235           $1.160           $1.001
      at beginning of period
      Accumulation Unit Value      $1.289           $1.235           $1.160
      at end of period
      Number of Accumulation        2,761            3,378            3,221
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value      $1.229           $1.123               --
      at beginning of period
      Accumulation Unit Value      $1.281           $1.229               --
      at end of period
      Number of Accumulation        1,420            1,314               --
      Units outstanding at
      end of period (in
      thousands)
   WITH THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value      $1.229           $1.194               --
      at beginning of period
      Accumulation Unit Value      $1.281           $1.229               --
      at end of period
      Number of Accumulation        1,420            1,314               --
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (35 BPS)
      Accumulation Unit Value      $1.223           $1.152           $0.996
      at beginning of period
      Accumulation Unit Value      $1.273           $1.223           $1.152
      at end of period
      Number of Accumulation        2,645            3,152            3,031
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value      $1.218           $1.187               --
      at beginning of period
      Accumulation Unit Value      $1.266           $1.218               --
      at end of period
      Number of Accumulation        1,401            1,232               --
      Units outstanding at
      end of period (in
      thousands)
AIM V.I. GOVERNMENT
  SECURITIES FUND
   WITHOUT ANY OPTIONAL
   BENEFITS
      Accumulation Unit Value      $1.092           $1.079           $1.094
      at beginning of period
      Accumulation Unit Value      $1.095           $1.092           $1.079
      at end of period
      Number of Accumulation       23,647           10,436            1,425
      Units outstanding at
      end of period (in
      thousands)
   WITH THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value      $1.084           $1.085               --
      at beginning of period
      Accumulation Unit Value      $1.085           $1.084               --
      at end of period
      Number of Accumulation        7,203            3,680               --
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH
   BENEFIT
      Accumulation Unit Value      $1.080           $1.071           $1.088
      at beginning of period
      Accumulation Unit Value      $1.080           $1.080           $1.071
      at end of period
      Number of Accumulation       26,304           22,799           20,695
      Units outstanding at
      end of period (in
      thousands)
   WITH THE HARTFORD'S
   PRINCIPAL FIRST (35 BPS)
      Accumulation Unit Value      $1.079           $1.070           $1.087
      at beginning of period
      Accumulation Unit Value      $1.078           $1.079           $1.070
      at end of period
      Number of Accumulation       59,642           44,900           31,448
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value      $1.073           $1.075               --
      at beginning of period
      Accumulation Unit Value      $1.071           $1.073               --
      at end of period
      Number of Accumulation       48,350           27,054               --
      Units outstanding at
      end of period (in
      thousands)
   WITH THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value      $1.073           $1.070               --
      at beginning of period
      Accumulation Unit Value      $1.071           $1.073               --
      at end of period
      Number of Accumulation       48,350           27,054               --
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (35 BPS)
      Accumulation Unit Value      $1.068           $1.062           $1.081
      at beginning of period
      Accumulation Unit Value      $1.064           $1.068           $1.062
      at end of period
      Number of Accumulation       35,306           34,941           34,186
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value      $1.064           $1.064               --
      at beginning of period
      Accumulation Unit Value      $1.059           $1.064               --
      at end of period
      Number of Accumulation       37,527           26,008               --
      Units outstanding at
      end of period (in
      thousands)

14                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                       2005             2004             2003
--------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH
  FUND
   WITHOUT ANY OPTIONAL
   BENEFITS
      Accumulation Unit Value      $1.428           $1.167           $0.970
      at beginning of period
      Accumulation Unit Value      $1.662           $1.428           $1.167
      at end of period
      Number of Accumulation        1,186              504               43
      Units outstanding at
      end of period (in
      thousands)
   WITH THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value      $1.418           $1.283               --
      at beginning of period
      Accumulation Unit Value      $1.646           $1.418               --
      at end of period
      Number of Accumulation          396               87               --
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH
   BENEFIT
      Accumulation Unit Value      $1.413           $1.159           $0.964
      at beginning of period
      Accumulation Unit Value      $1.639           $1.413           $1.159
      at end of period
      Number of Accumulation        2,228            1,133              342
      Units outstanding at
      end of period (in
      thousands)
   WITH THE HARTFORD'S
   PRINCIPAL FIRST (35 BPS)
      Accumulation Unit Value      $1.411           $1.157           $0.964
      at beginning of period
      Accumulation Unit Value      $1.636           $1.411           $1.157
      at end of period
      Number of Accumulation        3,337            2,059            1,233
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value      $1.404           $1.271               --
      at beginning of period
      Accumulation Unit Value      $1.625           $1.404               --
      at end of period
      Number of Accumulation        3,816            1,528               --
      Units outstanding at
      end of period (in
      thousands)
   WITH THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value      $1.404           $1.188               --
      at beginning of period
      Accumulation Unit Value      $1.625           $1.404               --
      at end of period
      Number of Accumulation        3,816            1,528               --
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (35 BPS)
      Accumulation Unit Value      $1.397           $1.149           $0.959
      at beginning of period
      Accumulation Unit Value      $1.615           $1.397           $1.149
      at end of period
      Number of Accumulation        3,647            1,991            1,318
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value      $1.392           $1.181               --
      at beginning of period
      Accumulation Unit Value      $1.607           $1.392               --
      at end of period
      Number of Accumulation        2,195            1,002               --
      Units outstanding at
      end of period (in
      thousands)
AIM V.I. LARGE CAP GROWTH
  FUND
   WITHOUT ANY OPTIONAL
   BENEFITS
      Accumulation Unit Value      $9.456               --               --  (a)
      at beginning of period
      Accumulation Unit Value     $10.764               --               --
      at end of period
      Number of Accumulation            2               --               --
      Units outstanding at
      end of period (in
      thousands)
   WITH THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value      $9.453               --               --  (a)
      at beginning of period
      Accumulation Unit Value     $10.746               --               --
      at end of period
      Number of Accumulation            2               --               --
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH
   BENEFIT
      Accumulation Unit Value      $9.451               --               --  (a)
      at beginning of period
      Accumulation Unit Value     $10.737               --               --
      at end of period
      Number of Accumulation            2               --               --
      Units outstanding at
      end of period (in
      thousands)
   WITH THE HARTFORD'S
   PRINCIPAL FIRST (35 BPS)
      Accumulation Unit Value      $9.450               --               --  (a)
      at beginning of period
      Accumulation Unit Value     $10.732               --               --
      at end of period
      Number of Accumulation           17               --               --
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value      $9.448               --               --  (a)
      at beginning of period
      Accumulation Unit Value     $10.719               --               --
      at end of period
      Number of Accumulation           38               --               --
      Units outstanding at
      end of period (in
      thousands)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               15

-------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                       2005             2004             2003
--------------------------------------------------------------------------------
   WITH THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value      $9.448               --               --  (a)
      at beginning of period
      Accumulation Unit Value     $10.719               --               --
      at end of period
      Number of Accumulation           38               --               --
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (35 BPS)
      Accumulation Unit Value      $9.445               --               --  (a)
      at beginning of period
      Accumulation Unit Value     $10.705               --               --
      at end of period
      Number of Accumulation            1               --               --
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value      $9.443               --               --  (a)
      at beginning of period
      Accumulation Unit Value     $10.692               --               --
      at end of period
      Number of Accumulation            7               --               --
      Units outstanding at
      end of period (in
      thousands)
AIM V.I. MID CAP CORE EQUITY
  FUND
   WITHOUT ANY OPTIONAL
   BENEFITS
      Accumulation Unit Value      $1.427           $1.271           $1.111
      at beginning of period
      Accumulation Unit Value      $1.515           $1.427           $1.271
      at end of period
      Number of Accumulation        6,356            3,972            1,441
      Units outstanding at
      end of period (in
      thousands)
   WITH THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value      $1.417           $1.333               --
      at beginning of period
      Accumulation Unit Value      $1.501           $1.417               --
      at end of period
      Number of Accumulation        2,995            2,518               --
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH
   BENEFIT
      Accumulation Unit Value      $1.412           $1.261           $1.104
      at beginning of period
      Accumulation Unit Value      $1.495           $1.412           $1.261
      at end of period
      Number of Accumulation       14,960           14,319           11,083
      Units outstanding at
      end of period (in
      thousands)
   WITH THE HARTFORD'S
   PRINCIPAL FIRST (35 BPS)
      Accumulation Unit Value      $1.410           $1.260           $1.103
      at beginning of period
      Accumulation Unit Value      $1.491           $1.410           $1.260
      at end of period
      Number of Accumulation       28,216           26,952           19,586
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value      $1.403           $1.320               --
      at beginning of period
      Accumulation Unit Value      $1.482           $1.403               --
      at end of period
      Number of Accumulation       15,511           11,541               --
      Units outstanding at
      end of period (in
      thousands)
   WITH THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value      $1.403           $1.278               --
      at beginning of period
      Accumulation Unit Value      $1.482           $1.403               --
      at end of period
      Number of Accumulation       15,511           11,541               --
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (35 BPS)
      Accumulation Unit Value      $1.396           $1.251           $1.097
      at beginning of period
      Accumulation Unit Value      $1.472           $1.396           $1.251
      at end of period
      Number of Accumulation       24,851           26,309           22,447
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value      $1.391           $1.271               --
      at beginning of period
      Accumulation Unit Value      $1.465           $1.391               --
      at end of period
      Number of Accumulation       11,800            8,936               --
      Units outstanding at
      end of period (in
      thousands)
AIM V.I. SMALL CAP EQUITY
  FUND
   WITHOUT ANY OPTIONAL
   BENEFITS
      Accumulation Unit Value     $11.647          $10.790          $10.288
      at beginning of period
      Accumulation Unit Value     $12.423          $11.647          $10.790
      at end of period
      Number of Accumulation          102               42                1
      Units outstanding at
      end of period (in
      thousands)
   WITH THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value     $11.619          $10.731               --
      at beginning of period
      Accumulation Unit Value     $12.368          $11.619               --
      at end of period
      Number of Accumulation           22                7               --
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH
   BENEFIT
      Accumulation Unit Value     $11.605          $10.783          $10.286
      at beginning of period
      Accumulation Unit Value     $12.341          $11.605          $10.783
      at end of period
      Number of Accumulation          123               78                6
      Units outstanding at
      end of period (in
      thousands)

16                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                            2005             2004             2003
--------------------------------------------------------------------------------
   WITH THE HARTFORD'S PRINCIPAL
   FIRST (35 BPS)
      Accumulation Unit Value at       $11.598          $10.782          $10.286
      beginning of period
      Accumulation Unit Value at       $12.327          $11.598          $10.782
      end of period
      Number of Accumulation Units         224              167               27
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   PREFERRED
      Accumulation Unit Value at       $11.577          $10.697               --
      beginning of period
      Accumulation Unit Value at       $12.287          $11.577               --
      end of period
      Number of Accumulation Units         313              207               --
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at       $11.577          $11.064               --
      beginning of period
      Accumulation Unit Value at       $12.287          $11.577               --
      end of period
      Number of Accumulation Units         313              207               --
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (35 BPS)
      Accumulation Unit Value at       $11.556          $10.775          $10.284
      beginning of period
      Accumulation Unit Value at       $12.246          $11.556          $10.775
      end of period
      Number of Accumulation Units         160              141               19
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (50 BPS)
      Accumulation Unit Value at       $11.535          $11.054               --
      beginning of period
      Accumulation Unit Value at       $12.205          $11.535               --
      end of period
      Number of Accumulation Units         235              190               --
      outstanding at end of period
      (in thousands)
AMERICAN FUNDS ASSET ALLOCATION
  FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at       $11.993           $11.22           $10.12
      beginning of period
      Accumulation Unit Value at       $12.913           $11.99           $11.22
      end of period
      Number of Accumulation Units       5,027         3,097.00           808.00
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST PREFERRED
      Accumulation Unit Value at       $10.963           $10.53               --
      beginning of period
      Accumulation Unit Value at       $11.781           $10.96               --
      end of period
      Number of Accumulation Units       2,891         2,351.00               --
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT
      Accumulation Unit Value at       $10.903           $10.23            $9.24
      beginning of period
      Accumulation Unit Value at       $11.705           $10.90           $10.23
      end of period
      Number of Accumulation Units      11,476        11,007.00         8,151.00
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST (35 BPS)
      Accumulation Unit Value at       $11.149           $10.47            $9.46
      beginning of period
      Accumulation Unit Value at       $11.963           $11.15           $10.47
      end of period
      Number of Accumulation Units      16,418        15,320.00        11,328.00
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   PREFERRED
      Accumulation Unit Value at       $11.078           $10.65               --
      beginning of period
      Accumulation Unit Value at       $11.869           $11.08               --
      end of period
      Number of Accumulation Units       8,375         5,921.00               --
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at       $11.078           $10.49               --
      beginning of period
      Accumulation Unit Value at       $11.869           $11.08               --
      end of period
      Number of Accumulation Units       8,375         5,921.00               --
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (35 BPS)
      Accumulation Unit Value at       $10.733           $10.11            $9.15
      beginning of period
      Accumulation Unit Value at       $11.482           $10.73           $10.11
      end of period
      Number of Accumulation Units       9,555         9,961.00         8,216.00
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (50 BPS)
      Accumulation Unit Value at       $10.694           $10.15               --
      beginning of period
      Accumulation Unit Value at       $11.424           $10.69               --
      end of period
      Number of Accumulation Units       4,926         3,923.00               --
      outstanding at end of period
      (in thousands)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               17

-------------------------------------------------------------------------------

                                                 AS OF DECEMBER 31,
--------------------------------------------------------------------------------
      SUB-ACCOUNT                         2005             2004             2003
AMERICAN FUNDS BLUE CHIP INCOME
  AND GROWTH FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at        $0.997           $0.921           $0.790
      beginning of period
      Accumulation Unit Value at        $1.055           $0.997           $0.921
      end of period
      Number of Accumulation Units      39,979           25,004            7,529
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST PREFERRED
      Accumulation Unit Value at        $0.989           $0.929               --
      beginning of period
      Accumulation Unit Value at        $1.045           $0.989               --
      end of period
      Number of Accumulation Units      17,788           15,747               --
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT
      Accumulation Unit Value at        $0.986           $0.913           $0.785
      beginning of period
      Accumulation Unit Value at        $1.040           $0.986           $0.913
      end of period
      Number of Accumulation Units      76,680           75,252           57,297
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST (35 BPS)
      Accumulation Unit Value at        $0.984           $0.912           $0.784
      beginning of period
      Accumulation Unit Value at        $1.038           $0.984           $0.912
      end of period
      Number of Accumulation Units     127,132          122,339           94,254
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   PREFERRED
      Accumulation Unit Value at        $0.979           $0.919               --
      beginning of period
      Accumulation Unit Value at        $1.031           $0.979               --
      end of period
      Number of Accumulation Units      66,704           51,922               --
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at        $0.979           $0.925               --
      beginning of period
      Accumulation Unit Value at        $1.031           $0.979               --
      end of period
      Number of Accumulation Units      66,704           51,922               --
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (35 BPS)
      Accumulation Unit Value at        $0.974           $0.905           $0.780
      beginning of period
      Accumulation Unit Value at        $1.024           $0.974           $0.905
      end of period
      Number of Accumulation Units      83,622           90,105           77,474
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (50 BPS)
      Accumulation Unit Value at        $0.970           $0.919               --
      beginning of period
      Accumulation Unit Value at        $1.018           $0.970               --
      end of period
      Number of Accumulation Units      39,846           32,185               --
      outstanding at end of period
      (in thousands)
AMERICAN FUNDS BOND FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at       $13.499          $12.943          $12.513
      beginning of period
      Accumulation Unit Value at       $13.530          $13.499          $12.943
      end of period
      Number of Accumulation Units       2,438            1,368              343
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST PREFERRED
      Accumulation Unit Value at       $13.166          $13.061               --
      beginning of period
      Accumulation Unit Value at       $13.169          $13.166               --
      end of period
      Number of Accumulation Units       1,340            1,087               --
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT
      Accumulation Unit Value at       $13.094          $12.592          $12.195
      beginning of period
      Accumulation Unit Value at       $13.084          $13.094          $12.592
      end of period
      Number of Accumulation Units       6,387            6,390            6,217
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST (35 BPS)
      Accumulation Unit Value at       $12.633          $12.155          $11.775
      beginning of period
      Accumulation Unit Value at       $12.617          $12.633          $12.155
      end of period
      Number of Accumulation Units       9,884            9,533            8,410
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   PREFERRED
      Accumulation Unit Value at       $12.553          $12.459               --
      beginning of period
      Accumulation Unit Value at       $12.518          $12.553               --
      end of period
      Number of Accumulation Units       4,944            3,658               --
      outstanding at end of period
      (in thousands)

18                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                            2005             2004             2003
--------------------------------------------------------------------------------
   WITH THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at       $12.553          $12.184               --
      beginning of period
      Accumulation Unit Value at       $12.518          $12.553               --
      end of period
      Number of Accumulation Units       4,944            3,658               --
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (35 BPS)
      Accumulation Unit Value at       $12.890          $12.439          $12.072
      beginning of period
      Accumulation Unit Value at       $12.835          $12.890          $12.439
      end of period
      Number of Accumulation Units       6,164            6,542            5,817
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (50 BPS)
      Accumulation Unit Value at       $12.843          $12.500               --
      beginning of period
      Accumulation Unit Value at       $12.769          $12.843               --
      end of period
      Number of Accumulation Units       3,197            2,523               --
      outstanding at end of period
      (in thousands)
AMERICAN FUNDS GLOBAL GROWTH FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at       $11.752          $10.496           $8.622
      beginning of period
      Accumulation Unit Value at       $13.227          $11.752          $10.496
      end of period
      Number of Accumulation Units       1,643              882              238
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST PREFERRED
      Accumulation Unit Value at       $11.790          $10.942               --
      beginning of period
      Accumulation Unit Value at       $13.243          $11.790               --
      end of period
      Number of Accumulation Units         869              761               --
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT
      Accumulation Unit Value at       $11.725          $10.504           $8.643
      beginning of period
      Accumulation Unit Value at       $13.157          $11.725          $10.504
      end of period
      Number of Accumulation Units       3,266            3,089            2,483
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST (35 BPS)
      Accumulation Unit Value at        $9.132           $8.184           $6.736
      beginning of period
      Accumulation Unit Value at       $10.241           $9.132           $8.184
      end of period
      Number of Accumulation Units       5,723            5,064            3,677
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   PREFERRED
      Accumulation Unit Value at        $9.074           $8.425               --
      beginning of period
      Accumulation Unit Value at       $10.161           $9.074               --
      end of period
      Number of Accumulation Units       3,763            2,617               --
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at        $9.074           $8.260               --
      beginning of period
      Accumulation Unit Value at       $10.161           $9.074               --
      end of period
      Number of Accumulation Units       3,763            2,617               --
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (35 BPS)
      Accumulation Unit Value at       $11.543          $10.376           $8.555
      beginning of period
      Accumulation Unit Value at       $12.907          $11.543          $10.376
      end of period
      Number of Accumulation Units       2,488            2,435            1,976
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (50 BPS)
      Accumulation Unit Value at       $11.501          $10.499               --
      beginning of period
      Accumulation Unit Value at       $12.841          $11.501               --
      end of period
      Number of Accumulation Units       1,321              924               --
      outstanding at end of period
      (in thousands)
AMERICAN FUNDS GLOBAL SMALL
  CAPITALIZATION FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at       $13.187          $11.057           $8.281
      beginning of period
      Accumulation Unit Value at       $16.308          $13.187          $11.057
      end of period
      Number of Accumulation Units         858              438              102
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST PREFERRED
      Accumulation Unit Value at       $13.930          $12.513               --
      beginning of period
      Accumulation Unit Value at       $17.193          $13.930               --
      end of period
      Number of Accumulation Units         397              371               --
      outstanding at end of period
      (in thousands)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               19

-------------------------------------------------------------------------------

                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                            2005             2004             2003
--------------------------------------------------------------------------------
   WITH MAV/EPB DEATH BENEFIT
      Accumulation Unit Value at       $13.853          $11.651           $8.741
      beginning of period
      Accumulation Unit Value at       $17.081          $13.853          $11.651
      end of period
      Number of Accumulation Units       1,535            1,361            1,011
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST (35 BPS)
      Accumulation Unit Value at       $10.263           $8.636           $6.481
      beginning of period
      Accumulation Unit Value at       $12.648          $10.263           $8.636
      end of period
      Number of Accumulation Units       3,050            2,520            1,829
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   PREFERRED
      Accumulation Unit Value at       $10.198           $9.165               --
      beginning of period
      Accumulation Unit Value at       $12.549          $10.198               --
      end of period
      Number of Accumulation Units       2,605            1,580               --
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at       $10.198           $8.946               --
      beginning of period
      Accumulation Unit Value at       $12.549          $10.198               --
      end of period
      Number of Accumulation Units       2,605            1,580               --
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (35 BPS)
      Accumulation Unit Value at       $13.637          $11.509           $8.652
      beginning of period
      Accumulation Unit Value at       $16.756          $13.637          $11.509
      end of period
      Number of Accumulation Units       1,871            1,534            1,024
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (50 BPS)
      Accumulation Unit Value at       $13.588          $11.953               --
      beginning of period
      Accumulation Unit Value at       $16.671          $13.588               --
      end of period
      Number of Accumulation Units       1,308              773               --
      outstanding at end of period
      (in thousands)
AMERICAN FUNDS GROWTH FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at       $11.997          $10.810           $9.337
      beginning of period
      Accumulation Unit Value at       $13.753          $11.997          $10.810
      end of period
      Number of Accumulation Units       8,675            4,937            1,622
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST PREFERRED
      Accumulation Unit Value at       $11.508          $10.639               --
      beginning of period
      Accumulation Unit Value at       $13.165          $11.508               --
      end of period
      Number of Accumulation Units       4,837            4,071               --
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT
      Accumulation Unit Value at       $11.445          $10.342           $8.949
      beginning of period
      Accumulation Unit Value at       $13.080          $11.445          $10.342
      end of period
      Number of Accumulation Units      19,458           18,755           15,275
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST (35 BPS)
      Accumulation Unit Value at        $7.985           $7.219           $6.248
      beginning of period
      Accumulation Unit Value at        $9.121           $7.985           $7.219
      end of period
      Number of Accumulation Units      41,182           39,176           30,880
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   PREFERRED
      Accumulation Unit Value at        $7.934           $7.338               --
      beginning of period
      Accumulation Unit Value at        $9.050           $7.934               --
      end of period
      Number of Accumulation Units      28,889           19,704               --
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at        $7.934           $7.361               --
      beginning of period
      Accumulation Unit Value at        $9.050           $7.934               --
      end of period
      Number of Accumulation Units      28,889           19,704               --
      outstanding at end of period
      (in thousands)

20                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                       2005             2004             2003
--------------------------------------------------------------------------------
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (35 BPS)
      Accumulation Unit Value     $11.266          $10.217           $8.858
      at beginning of period
      Accumulation Unit Value     $12.831          $11.266          $10.217
      at end of period
      Number of Accumulation       21,100           22,080           18,446
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value     $11.225          $10.443               --
      at beginning of period
      Accumulation Unit Value     $12.765          $11.225               --
      at end of period
      Number of Accumulation       13,600           10,695               --
      Units outstanding at
      end of period (in
      thousands)
AMERICAN FUNDS GROWTH-INCOME
  FUND
   WITHOUT ANY OPTIONAL
   BENEFITS
      Accumulation Unit Value     $13.223          $12.143          $10.422
      at beginning of period
      Accumulation Unit Value     $13.806          $13.223          $12.143
      at end of period
      Number of Accumulation        9,763            5,476            1,524
      Units outstanding at
      end of period (in
      thousands)
   WITH THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value     $11.720          $10.993               --
      at beginning of period
      Accumulation Unit Value     $12.213          $11.720               --
      at end of period
      Number of Accumulation        6,116            5,305               --
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH
   BENEFIT
      Accumulation Unit Value     $11.656          $10.736           $9.231
      at beginning of period
      Accumulation Unit Value     $12.134          $11.656          $10.736
      at end of period
      Number of Accumulation       20,433           19,977           16,196
      Units outstanding at
      end of period (in
      thousands)
   WITH THE HARTFORD'S
   PRINCIPAL FIRST (35 BPS)
      Accumulation Unit Value     $11.819          $10.891           $9.367
      at beginning of period
      Accumulation Unit Value     $12.297          $11.819          $10.891
      at end of period
      Number of Accumulation       30,950           29,107           22,985
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value     $11.744          $11.021               --
      at beginning of period
      Accumulation Unit Value     $12.201          $11.744               --
      at end of period
      Number of Accumulation       21,755           14,281               --
      Units outstanding at
      end of period (in
      thousands)
   WITH THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value     $11.744          $11.065               --
      at beginning of period
      Accumulation Unit Value     $12.201          $11.744               --
      at end of period
      Number of Accumulation       21,755           14,281               --
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (35 BPS)
      Accumulation Unit Value     $11.474          $10.605           $9.137
      at beginning of period
      Accumulation Unit Value     $11.903          $11.474          $10.605
      at end of period
      Number of Accumulation       21,333           22,158           18,549
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value     $11.432          $10.801               --
      at beginning of period
      Accumulation Unit Value     $11.842          $11.432               --
      at end of period
      Number of Accumulation       15,290           11,516               --
      Units outstanding at
      end of period (in
      thousands)
AMERICAN FUNDS INTERNATIONAL
  FUND
   WITHOUT ANY OPTIONAL
   BENEFITS
      Accumulation Unit Value     $11.074           $9.407           $7.437
      at beginning of period
      Accumulation Unit Value     $13.275          $11.074           $9.407
      at end of period
      Number of Accumulation        2,813            1,396              250
      Units outstanding at
      end of period (in
      thousands)
   WITH THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value     $11.600          $10.613               --
      at beginning of period
      Accumulation Unit Value     $13.878          $11.600               --
      at end of period
      Number of Accumulation        1,359            1,080               --
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH
   BENEFIT
      Accumulation Unit Value     $11.537           $9.830           $7.784
      at beginning of period
      Accumulation Unit Value     $13.788          $11.537           $9.830
      at end of period
      Number of Accumulation        4,144            3,811            2,886
      Units outstanding at
      end of period (in
      thousands)
   WITH THE HARTFORD'S
   PRINCIPAL FIRST (35 BPS)
      Accumulation Unit Value      $8.824           $7.522           $5.958
      at beginning of period
      Accumulation Unit Value     $10.541           $8.824           $7.522
      at end of period
      Number of Accumulation        8,328            7,186            4,448
      Units outstanding at
      end of period (in
      thousands)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               21

-------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                       2005             2004             2003
--------------------------------------------------------------------------------
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value      $8.768           $8.026               --
      at beginning of period
      Accumulation Unit Value     $10.458           $8.768               --
      at end of period
      Number of Accumulation        6,479            4,277               --
      Units outstanding at
      end of period (in
      thousands)
   WITH THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value      $8.768           $7.636               --
      at beginning of period
      Accumulation Unit Value     $10.458           $8.768               --
      at end of period
      Number of Accumulation        6,479            4,277               --
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (35 BPS)
      Accumulation Unit Value     $11.357           $9.710           $7.705
      at beginning of period
      Accumulation Unit Value     $13.526          $11.357           $9.710
      at end of period
      Number of Accumulation        3,487            3,048            1,967
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value     $11.316           $9.882               --
      at beginning of period
      Accumulation Unit Value     $13.457          $11.316               --
      at end of period
      Number of Accumulation        3,129            2,231               --
      Units outstanding at
      end of period (in
      thousands)
AMERICAN FUNDS NEW WORLD
  FUND
   WITHOUT ANY OPTIONAL
   BENEFITS
      Accumulation Unit Value     $14.962          $12.766          $10.155
      at beginning of period
      Accumulation Unit Value     $17.823          $14.962          $12.766
      at end of period
      Number of Accumulation          563              212               51
      Units outstanding at
      end of period (in
      thousands)
   WITH THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value     $14.064          $12.790               --
      at beginning of period
      Accumulation Unit Value     $16.720          $14.064               --
      at end of period
      Number of Accumulation          280              207               --
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH
   BENEFIT
      Accumulation Unit Value     $13.987          $11.970           $9.538
      at beginning of period
      Accumulation Unit Value     $16.611          $13.987          $11.970
      at end of period
      Number of Accumulation        1,047              858              619
      Units outstanding at
      end of period (in
      thousands)
   WITH THE HARTFORD'S
   PRINCIPAL FIRST (35 BPS)
      Accumulation Unit Value     $13.224          $11.323           $9.025
      at beginning of period
      Accumulation Unit Value     $15.698          $13.224          $11.323
      at end of period
      Number of Accumulation        1,542            1,030              649
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value     $13.140          $11.956               --
      at beginning of period
      Accumulation Unit Value     $15.575          $13.140               --
      at end of period
      Number of Accumulation        1,135              609               --
      Units outstanding at
      end of period (in
      thousands)
   WITH THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value     $13.140          $11.430               --
      at beginning of period
      Accumulation Unit Value     $15.575          $13.140               --
      at end of period
      Number of Accumulation        1,135              609               --
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (35 BPS)
      Accumulation Unit Value     $13.769          $11.824           $9.442
      at beginning of period
      Accumulation Unit Value     $16.295          $13.769          $11.824
      at end of period
      Number of Accumulation          987              744              467
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value     $13.719          $11.966               --
      at beginning of period
      Accumulation Unit Value     $16.212          $13.719               --
      at end of period
      Number of Accumulation          604              412               --
      Units outstanding at
      end of period (in
      thousands)
FRANKLIN FLEX CAP GROWTH
  SECURITIES FUND
   WITHOUT ANY OPTIONAL
   BENEFITS
      Accumulation Unit Value      $9.408               --               --  (a)
      at beginning of period
      Accumulation Unit Value     $10.480               --               --
      at end of period
      Number of Accumulation          108               --               --
      Units outstanding at
      end of period (in
      thousands)
   WITH THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value      $9.405               --               --  (a)
      at beginning of period
      Accumulation Unit Value     $10.463               --               --
      at end of period
      Number of Accumulation           34               --               --
      Units outstanding at
      end of period (in
      thousands)

22                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

                                           AS OF DECEMBER 31,
SUB-ACCOUNT                      2005             2004             2003
--------------------------------------------------------------------------------
   WITH MAV/EPB DEATH
   BENEFIT
      Accumulation Unit           $9.404               --               --  (a)
      Value at beginning of
      period
      Accumulation Unit          $10.454               --               --
      Value at end of period
      Number of Accumulation          19               --               --
      Units outstanding at
      end of period (in
      thousands)
   WITH THE HARTFORD'S
   PRINCIPAL FIRST (35 BPS)
      Accumulation Unit           $9.403               --               --  (a)
      Value at beginning of
      period
      Accumulation Unit          $10.450               --               --
      Value at end of period
      Number of Accumulation         239               --               --
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH
   BENEFIT AND THE
   HARTFORD'S PRINCIPAL
   FIRST PREFERRED
      Accumulation Unit           $9.400               --               --  (a)
      Value at beginning of
      period
      Accumulation Unit          $10.437               --               --
      Value at end of period
      Number of Accumulation         204               --               --
      Units outstanding at
      end of period (in
      thousands)
   WITH THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit           $9.400               --               --  (a)
      Value at beginning of
      period
      Accumulation Unit          $10.437               --               --
      Value at end of period
      Number of Accumulation         204               --               --
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH
   BENEFIT AND THE
   HARTFORD'S PRINCIPAL
   FIRST (35 BPS)
      Accumulation Unit           $9.398               --               --  (a)
      Value at beginning of
      period
      Accumulation Unit          $10.424               --               --
      Value at end of period
      Number of Accumulation          51               --               --
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH
   BENEFIT AND THE
   HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit           $9.396               --               --
      Value at beginning of
      period
      Accumulation Unit          $10.411               --               --
      Value at end of period
      Number of Accumulation          32               --               --
      Units outstanding at
      end of period (in
      thousands)
FRANKLIN INCOME SECURITIES
  FUND
   WITHOUT ANY OPTIONAL
   BENEFITS
      Accumulation Unit          $13.504          $12.022          $10.500
      Value at beginning of
      period
      Accumulation Unit          $13.537          $13.504          $12.022
      Value at end of period
      Number of Accumulation       5,384            2,089              413
      Units outstanding at
      end of period (in
      thousands)
   WITH THE HARTFORD'S
   PRINCIPAL FIRST
   PREFERRED
      Accumulation Unit          $13.426          $12.764               --
      Value at beginning of
      period
      Accumulation Unit          $13.431          $13.426               --
      Value at end of period
      Number of Accumulation       1,431              408               --
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH
   BENEFIT
      Accumulation Unit          $13.390          $11.956          $10.461
      Value at beginning of
      period
      Accumulation Unit          $13.382          $13.390          $11.956
      Value at end of period
      Number of Accumulation       6,192            4,694            2,073
      Units outstanding at
      end of period (in
      thousands)
   WITH THE HARTFORD'S
   PRINCIPAL FIRST (35 BPS)
      Accumulation Unit          $13.372          $11.946          $10.455
      Value at beginning of
      period
      Accumulation Unit          $13.357          $13.372          $11.946
      Value at end of period
      Number of Accumulation      12,895            8,362            4,539
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH
   BENEFIT AND THE
   HARTFORD'S PRINCIPAL
   FIRST PREFERRED
      Accumulation Unit          $13.318          $12.668               --
      Value at beginning of
      period
      Accumulation Unit          $13.284          $13.318               --
      Value at end of period
      Number of Accumulation      10,487            4,544               --
      Units outstanding at
      end of period (in
      thousands)
   WITH THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit          $13.318          $12.065               --
      Value at beginning of
      period
      Accumulation Unit          $13.284          $13.318               --
      Value at end of period
      Number of Accumulation      10,487            4,544               --
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH
   BENEFIT AND THE
   HARTFORD'S PRINCIPAL
   FIRST (35 BPS)
      Accumulation Unit          $13.265          $11.886          $10.421
      Value at beginning of
      period
      Accumulation Unit          $13.211          $13.265          $11.886
      Value at end of period
      Number of Accumulation       6,867            6,373            4,557
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH
   BENEFIT AND THE
   HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit          $13.217          $12.007               --
      Value at beginning of
      period
      Accumulation Unit          $13.144          $13.217               --
      Value at end of period
      Number of Accumulation       6,083            4,107               --
      Units outstanding at
      end of period (in
      thousands)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               23

-------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                       2005             2004             2003
--------------------------------------------------------------------------------
FRANKLIN LARGE CAP GROWTH
  SECURITIES FUND
   WITHOUT ANY OPTIONAL
   BENEFITS
      Accumulation Unit Value     $11.061          $10.388           $9.177
      at beginning of period
      Accumulation Unit Value     $11.029          $11.061          $10.388
      at end of period
      Number of Accumulation          928              421               42
      Units outstanding at
      end of period (in
      thousands)
   WITH THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value     $10.997          $10.300               --
      at beginning of period
      Accumulation Unit Value     $10.942          $10.997               --
      at end of period
      Number of Accumulation          224               48               --
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH
   BENEFIT
      Accumulation Unit Value     $10.968          $10.331           $9.142
      at beginning of period
      Accumulation Unit Value     $10.902          $10.968          $10.331
      at end of period
      Number of Accumulation          878              594              217
      Units outstanding at
      end of period (in
      thousands)
   WITH THE HARTFORD'S
   PRINCIPAL FIRST (35 BPS)
      Accumulation Unit Value     $10.953          $10.322           $9.137
      at beginning of period
      Accumulation Unit Value     $10.882          $10.953          $10.322
      at end of period
      Number of Accumulation        1,776            1,200              435
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value     $10.909          $10.223               --
      at beginning of period
      Accumulation Unit Value     $10.823          $10.909               --
      at end of period
      Number of Accumulation        1,951              995               --
      Units outstanding at
      end of period (in
      thousands)
   WITH THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value     $10.909          $10.481               --
      at beginning of period
      Accumulation Unit Value     $10.823          $10.909               --
      at end of period
      Number of Accumulation        1,951              995               --
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (35 BPS)
      Accumulation Unit Value     $10.866          $10.270           $9.107
      at beginning of period
      Accumulation Unit Value     $10.763          $10.866          $10.270
      at end of period
      Number of Accumulation          944              814              448
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value     $10.826          $10.430               --
      at beginning of period
      Accumulation Unit Value     $10.708          $10.826               --
      at end of period
      Number of Accumulation        1,481              939               --
      Units outstanding at
      end of period (in
      thousands)
FRANKLIN LARGE CAP VALUE
  FUND
   WITHOUT ANY OPTIONAL
   BENEFITS
      Accumulation Unit Value      $9.708               --               --  (a)
      at beginning of period
      Accumulation Unit Value     $10.315               --               --
      at end of period
      Number of Accumulation           58               --               --
      Units outstanding at
      end of period (in
      thousands)
   WITH THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value      $9.704               --               --  (a)
      at beginning of period
      Accumulation Unit Value     $10.297               --               --
      at end of period
      Number of Accumulation           22               --               --
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH
   BENEFIT
      Accumulation Unit Value      $9.703               --               --  (a)
      at beginning of period
      Accumulation Unit Value     $10.289               --               --
      at end of period
      Number of Accumulation           35               --               --
      Units outstanding at
      end of period (in
      thousands)
   WITH THE HARTFORD'S
   PRINCIPAL FIRST (35 BPS)
      Accumulation Unit Value      $9.702               --               --  (a)
      at beginning of period
      Accumulation Unit Value     $10.284               --               --
      at end of period
      Number of Accumulation           47               --               --
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value      $9.699               --               --  (a)
      at beginning of period
      Accumulation Unit Value     $10.272               --               --
      at end of period
      Number of Accumulation           88               --               --
      Units outstanding at
      end of period (in
      thousands)
   WITH THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value      $9.699               --               --  (a)
      at beginning of period
      Accumulation Unit Value     $10.272               --               --
      at end of period
      Number of Accumulation           88               --               --
      Units outstanding at
      end of period (in
      thousands)

24                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                       2005             2004             2003
--------------------------------------------------------------------------------
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (35 BPS)
      Accumulation Unit Value      $9.697               --               --  (a)
      at beginning of period
      Accumulation Unit Value     $10.259               --               --
      at end of period
      Number of Accumulation           20               --               --
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value      $9.695               --               --  (a)
      at beginning of period
      Accumulation Unit Value     $10.246               --               --
      at end of period
      Number of Accumulation           11               --               --
      Units outstanding at
      end of period (in
      thousands)
FRANKLIN RISING DIVIDENDS
  SECURITIES FUND
   WITHOUT ANY OPTIONAL
   BENEFITS
      Accumulation Unit Value     $13.254          $12.103          $10.476
      at beginning of period
      Accumulation Unit Value     $13.525          $13.254          $12.103
      at end of period
      Number of Accumulation        2,468            1,108              199
      Units outstanding at
      end of period (in
      thousands)
   WITH THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value     $13.210          $12.344               --
      at beginning of period
      Accumulation Unit Value     $13.453          $13.210               --
      at end of period
      Number of Accumulation          548              142               --
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH
   BENEFIT
      Accumulation Unit Value     $13.188          $12.079          $10.473
      at beginning of period
      Accumulation Unit Value     $13.417          $13.188          $12.079
      at end of period
      Number of Accumulation        2,205            1,629              438
      Units outstanding at
      end of period (in
      thousands)
   WITH THE HARTFORD'S
   PRINCIPAL FIRST (35 BPS)
      Accumulation Unit Value     $13.177          $12.075          $10.473
      at beginning of period
      Accumulation Unit Value     $13.399          $13.177          $12.075
      at end of period
      Number of Accumulation        4,409            3,103            1,340
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value     $13.144          $12.288               --
      at beginning of period
      Accumulation Unit Value     $13.345          $13.144               --
      at end of period
      Number of Accumulation        4,897            2,537               --
      Units outstanding at
      end of period (in
      thousands)
   WITH THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value     $13.144          $12.202               --
      at beginning of period
      Accumulation Unit Value     $13.345          $13.144               --
      at end of period
      Number of Accumulation        4,897            2,537               --
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (35 BPS)
      Accumulation Unit Value     $13.111          $12.051          $10.470
      at beginning of period
      Accumulation Unit Value     $13.292          $13.111          $12.051
      at end of period
      Number of Accumulation        2,528            2,245            1,211
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value     $13.078          $12.174               --
      at beginning of period
      Accumulation Unit Value     $13.239          $13.078               --
      at end of period
      Number of Accumulation        2,842            2,050               --
      Units outstanding at
      end of period (in
      thousands)
FRANKLIN SMALL-MID CAP GROWTH
  SECURITIES FUND
   WITHOUT ANY OPTIONAL
   BENEFITS
      Accumulation Unit Value     $11.675          $10.616           $8.778
      at beginning of period
      Accumulation Unit Value     $12.070          $11.675          $10.616
      at end of period
      Number of Accumulation          688              414              145
      Units outstanding at
      end of period (in
      thousands)
   WITH THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value     $12.141          $11.282               --
      at beginning of period
      Accumulation Unit Value     $12.526          $12.141               --
      at end of period
      Number of Accumulation          557              567               --
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH
   BENEFIT
      Accumulation Unit Value     $12.074          $11.011           $9.121
      at beginning of period
      Accumulation Unit Value     $12.445          $12.074          $11.011
      at end of period
      Number of Accumulation        1,963            2,101            1,892
      Units outstanding at
      end of period (in
      thousands)
   WITH THE HARTFORD'S
   PRINCIPAL FIRST (35 BPS)
      Accumulation Unit Value      $7.011           $6.397           $5.300
      at beginning of period
      Accumulation Unit Value      $7.223           $7.011           $6.397
      at end of period
      Number of Accumulation        5,544            6,030            5,370
      Units outstanding at
      end of period (in
      thousands)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               25

-------------------------------------------------------------------------------

                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                            2005             2004             2003
--------------------------------------------------------------------------------
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   PREFERRED
      Accumulation Unit Value at        $6.966           $6.477               --
      beginning of period
      Accumulation Unit Value at        $7.166           $6.966               --
      end of period
      Number of Accumulation Units       2,674            2,154               --
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at        $6.966           $6.572               --
      beginning of period
      Accumulation Unit Value at        $7.166           $6.966               --
      end of period
      Number of Accumulation Units       2,674            2,154               --
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (35 BPS)
      Accumulation Unit Value at       $11.886          $10.877           $9.028
      beginning of period
      Accumulation Unit Value at       $12.208          $11.886          $10.877
      end of period
      Number of Accumulation Units       2,819            3,331            2,748
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (50 BPS)
      Accumulation Unit Value at       $11.842          $11.202               --
      beginning of period
      Accumulation Unit Value at       $12.145          $11.842               --
      end of period
      Number of Accumulation Units         979              838               --
      outstanding at end of period
      (in thousands)
FRANKLIN STRATEGIC INCOME
  SECURITIES FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at       $14.856          $13.687          $12.843
      beginning of period
      Accumulation Unit Value at       $14.910          $14.856          $13.687
      end of period
      Number of Accumulation Units       1,394              627              174
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST PREFERRED
      Accumulation Unit Value at       $14.383          $14.018               --
      beginning of period
      Accumulation Unit Value at       $14.407          $14.383               --
      end of period
      Number of Accumulation Units         585              448               --
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT
      Accumulation Unit Value at       $14.304          $13.219          $12.425
      beginning of period
      Accumulation Unit Value at       $14.314          $14.304          $13.219
      end of period
      Number of Accumulation Units       2,394            2,086            1,432
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST (35 BPS)
      Accumulation Unit Value at       $13.755          $12.718          $11.958
      beginning of period
      Accumulation Unit Value at       $13.758          $13.755          $12.718
      end of period
      Number of Accumulation Units       4,184            3,360            2,620
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   PREFERRED
      Accumulation Unit Value at       $13.668          $13.328               --
      beginning of period
      Accumulation Unit Value at       $13.650          $13.668               --
      end of period
      Number of Accumulation Units       2,536            1,172               --
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at       $13.668          $12.782               --
      beginning of period
      Accumulation Unit Value at       $13.650          $13.668               --
      end of period
      Number of Accumulation Units       2,536            1,172               --
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (35 BPS)
      Accumulation Unit Value at       $14.081          $13.058          $12.299
      beginning of period
      Accumulation Unit Value at       $14.041          $14.081          $13.058
      end of period
      Number of Accumulation Units       2,811            2,689            2,229
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (50 BPS)
      Accumulation Unit Value at       $14.030          $13.157               --
      beginning of period
      Accumulation Unit Value at       $13.970          $14.030               --
      end of period
      Number of Accumulation Units       1,845            1,249               --
      outstanding at end of period
      (in thousands)
HARTFORD MONEY MARKET HLS FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at        $1.077           $1.081           $1.086
      beginning of period
      Accumulation Unit Value at        $1.093           $1.077           $1.081
      end of period
      Number of Accumulation Units       6,654            4,047            1,569
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST PREFERRED
      Accumulation Unit Value at        $1.071           $1.071               --
      beginning of period
      Accumulation Unit Value at        $1.084           $1.071               --
      end of period
      Number of Accumulation Units       4,007            3,013               --
      outstanding at end of period
      (in thousands)

26                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                            2005             2004             2003
--------------------------------------------------------------------------------
   WITH MAV/EPB DEATH BENEFIT
      Accumulation Unit Value at        $1.065           $1.073           $1.079
      beginning of period
      Accumulation Unit Value at        $1.077           $1.065           $1.073
      end of period
      Number of Accumulation Units      26,062           31,860           35,889
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST (35 BPS)
      Accumulation Unit Value at        $1.013           $1.020           $1.026
      beginning of period
      Accumulation Unit Value at        $1.024           $1.013           $1.020
      end of period
      Number of Accumulation Units      32,249           30,215           32,704
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   PREFERRED
      Accumulation Unit Value at        $1.006           $1.007               --
      beginning of period
      Accumulation Unit Value at        $1.016           $1.006               --
      end of period
      Number of Accumulation Units      16,896           10,727               --
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at        $1.006           $1.014               --
      beginning of period
      Accumulation Unit Value at        $1.016           $1.006               --
      end of period
      Number of Accumulation Units      16,896           10,727               --
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (35 BPS)
      Accumulation Unit Value at        $1.048           $1.060           $1.068
      beginning of period
      Accumulation Unit Value at        $1.057           $1.048           $1.060
      end of period
      Number of Accumulation Units      24,469           25,907           28,160
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (50 BPS)
      Accumulation Unit Value at        $1.045           $1.056               --
      beginning of period
      Accumulation Unit Value at        $1.052           $1.045               --
      end of period
      Number of Accumulation Units      11,174           10,273               --
      outstanding at end of period
      (in thousands)
MFS (R) CAPITAL OPPORTUNITIES
  SERIES
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at        $9.002           $8.113           $7.184
      beginning of period
      Accumulation Unit Value at        $9.031           $9.002           $8.113
      end of period
      Number of Accumulation Units          65               63               37
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST PREFERRED
      Accumulation Unit Value at        $8.390           $7.723               --
      beginning of period
      Accumulation Unit Value at        $8.400           $8.390               --
      end of period
      Number of Accumulation Units         257              311               --
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT
      Accumulation Unit Value at        $8.344           $7.543           $6.691
      beginning of period
      Accumulation Unit Value at        $8.346           $8.344           $7.543
      end of period
      Number of Accumulation Units         857            1,014            1,131
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST (35 BPS)
      Accumulation Unit Value at        $6.323           $5.719           $5.075
      beginning of period
      Accumulation Unit Value at        $6.322           $6.323           $5.719
      end of period
      Number of Accumulation Units         966            1,265            1,463
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   PREFERRED
      Accumulation Unit Value at        $6.283           $5.787               --
      beginning of period
      Accumulation Unit Value at        $6.272           $6.283               --
      end of period
      Number of Accumulation Units         335              420               --
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at        $6.283           $5.842               --
      beginning of period
      Accumulation Unit Value at        $6.272           $6.283               --
      end of period
      Number of Accumulation Units         335              420               --
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (35 BPS)
      Accumulation Unit Value at        $8.214           $7.451           $6.623
      beginning of period
      Accumulation Unit Value at        $8.187           $8.214           $7.451
      end of period
      Number of Accumulation Units         379              530              500
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (50 BPS)
      Accumulation Unit Value at        $8.184           $7.631               --
      beginning of period
      Accumulation Unit Value at        $8.145           $8.184               --
      end of period
      Number of Accumulation Units          77               75               --
      outstanding at end of period
      (in thousands)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               27

-------------------------------------------------------------------------------

                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                            2005             2004             2003
--------------------------------------------------------------------------------
MFS (R) EMERGING GROWTH SERIES
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at        $7.568           $6.791           $6.037
      beginning of period
      Accumulation Unit Value at        $8.153           $7.568           $6.791
      end of period
      Number of Accumulation Units          81               63               18
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST PREFERRED
      Accumulation Unit Value at        $7.430           $6.769               --
      beginning of period
      Accumulation Unit Value at        $7.988           $7.430               --
      end of period
      Number of Accumulation Units         363              420               --
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT
      Accumulation Unit Value at        $7.389           $6.650           $5.922
      beginning of period
      Accumulation Unit Value at        $7.936           $7.389           $6.650
      end of period
      Number of Accumulation Units         710              773              819
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST (35 BPS)
      Accumulation Unit Value at        $4.927           $4.437           $3.952
      beginning of period
      Accumulation Unit Value at        $5.290           $4.927           $4.437
      end of period
      Number of Accumulation Units         951            1,045            1,079
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   PREFERRED
      Accumulation Unit Value at        $4.896           $4.462               --
      beginning of period
      Accumulation Unit Value at        $5.248           $4.896               --
      end of period
      Number of Accumulation Units         475              447               --
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at        $4.896           $4.551               --
      beginning of period
      Accumulation Unit Value at        $5.248           $4.896               --
      end of period
      Number of Accumulation Units         475              447               --
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (35 BPS)
      Accumulation Unit Value at        $7.274           $6.570           $5.862
      beginning of period
      Accumulation Unit Value at        $7.785           $7.274           $6.570
      end of period
      Number of Accumulation Units         494              497              536
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (50 BPS)
      Accumulation Unit Value at        $7.248           $6.755               --
      beginning of period
      Accumulation Unit Value at        $7.745           $7.248               --
      end of period
      Number of Accumulation Units         189              168               --
      outstanding at end of period
      (in thousands)
MFS (R) GLOBAL EQUITY SERIES
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at       $12.593          $10.792           $9.284
      beginning of period
      Accumulation Unit Value at       $13.378          $12.593          $10.792
      end of period
      Number of Accumulation Units          71               32                5
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST PREFERRED
      Accumulation Unit Value at       $11.957          $10.948               --
      beginning of period
      Accumulation Unit Value at       $12.677          $11.957               --
      end of period
      Number of Accumulation Units          48               47               --
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT
      Accumulation Unit Value at       $11.891          $10.221           $8.808
      beginning of period
      Accumulation Unit Value at       $12.595          $11.891          $10.221
      end of period
      Number of Accumulation Units         154              161              115
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST (35 BPS)
      Accumulation Unit Value at       $10.780           $9.270           $7.992
      beginning of period
      Accumulation Unit Value at       $11.412          $10.780           $9.270
      end of period
      Number of Accumulation Units         199              207              158
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   PREFERRED
      Accumulation Unit Value at       $10.712           $9.813               --
      beginning of period
      Accumulation Unit Value at       $11.323          $10.712               --
      end of period
      Number of Accumulation Units         142              108               --
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at       $10.712           $9.381               --
      beginning of period
      Accumulation Unit Value at       $11.323          $10.712               --
      end of period
      Number of Accumulation Units         142              108               --
      outstanding at end of period
      (in thousands)

28                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                            2005             2004             2003
--------------------------------------------------------------------------------
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (35 BPS)
      Accumulation Unit Value at       $11.706          $10.097           $8.719
      beginning of period
      Accumulation Unit Value at       $12.355          $11.706          $10.097
      end of period
      Number of Accumulation Units         294              224              218
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (50 BPS)
      Accumulation Unit Value at       $11.663          $10.243               --
      beginning of period
      Accumulation Unit Value at       $12.292          $11.663               --
      end of period
      Number of Accumulation Units          80               58               --
      outstanding at end of period
      (in thousands)
MFS (R) INVESTORS GROWTH STOCK
  SERIES
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at        $8.108           $7.527           $6.906
      beginning of period
      Accumulation Unit Value at        $8.358           $8.108           $7.527
      end of period
      Number of Accumulation Units         169              117               73
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST PREFERRED
      Accumulation Unit Value at        $7.699           $7.126               --
      beginning of period
      Accumulation Unit Value at        $7.921           $7.699               --
      end of period
      Number of Accumulation Units         656              811               --
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT
      Accumulation Unit Value at        $7.656           $7.129           $6.553
      beginning of period
      Accumulation Unit Value at        $7.869           $7.656           $7.129
      end of period
      Number of Accumulation Units         872            1,047            1,212
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST (35 BPS)
      Accumulation Unit Value at        $6.014           $5.602           $5.151
      beginning of period
      Accumulation Unit Value at        $6.178           $6.014           $5.602
      end of period
      Number of Accumulation Units       1,961            2,030            1,983
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   PREFERRED
      Accumulation Unit Value at        $5.975           $5.533               --
      beginning of period
      Accumulation Unit Value at        $6.129           $5.975               --
      end of period
      Number of Accumulation Units         752              641               --
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at        $5.975           $5.701               --
      beginning of period
      Accumulation Unit Value at        $6.129           $5.975               --
      end of period
      Number of Accumulation Units         752              641               --
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (35 BPS)
      Accumulation Unit Value at        $7.537           $7.042           $6.487
      beginning of period
      Accumulation Unit Value at        $7.719           $7.537           $7.042
      end of period
      Number of Accumulation Units         906            1,034              986
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (50 BPS)
      Accumulation Unit Value at        $7.510           $7.184               --
      beginning of period
      Accumulation Unit Value at        $7.680           $7.510               --
      end of period
      Number of Accumulation Units         229              188               --
      outstanding at end of period
      (in thousands)
MFS (R) INVESTORS TRUST SERIES
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at        $9.428           $8.581           $7.685
      beginning of period
      Accumulation Unit Value at        $9.981           $9.428           $8.581
      end of period
      Number of Accumulation Units       1,720              796               65
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST PREFERRED
      Accumulation Unit Value at        $8.312           $7.692               --
      beginning of period
      Accumulation Unit Value at        $8.782           $8.312               --
      end of period
      Number of Accumulation Units       1,168              917               --
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT
      Accumulation Unit Value at        $8.266           $7.547           $6.771
      beginning of period
      Accumulation Unit Value at        $8.726           $8.266           $7.547
      end of period
      Number of Accumulation Units       2,267            1,825            1,145
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST (35 BPS)
      Accumulation Unit Value at        $8.184           $7.475           $6.709
      beginning of period
      Accumulation Unit Value at        $8.634           $8.184           $7.475
      end of period
      Number of Accumulation Units       4,443            3,224            1,714
      outstanding at end of period
      (in thousands)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               29

-------------------------------------------------------------------------------

                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                            2005             2004             2003
--------------------------------------------------------------------------------
WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST
  PREFERRED
      Accumulation Unit Value at        $8.132           $7.530               --
      beginning of period
      Accumulation Unit Value at        $8.567           $8.132               --
      end of period
      Number of Accumulation Units       4,439            2,242               --
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at        $8.132           $7.523               --
      beginning of period
      Accumulation Unit Value at        $8.567           $8.132               --
      end of period
      Number of Accumulation Units       4,439            2,242               --
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (35 BPS)
      Accumulation Unit Value at        $8.137           $7.455           $6.702
      beginning of period
      Accumulation Unit Value at        $8.559           $8.137           $7.455
      end of period
      Number of Accumulation Units       2,199            2,072            1,402
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (50 BPS)
      Accumulation Unit Value at        $8.108           $7.521               --
      beginning of period
      Accumulation Unit Value at        $8.516           $8.108               --
      end of period
      Number of Accumulation Units       3,168            2,074               --
      outstanding at end of period
      (in thousands)
MFS (R) HIGH INCOME SERIES
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at       $12.102          $11.238          $10.338
      beginning of period
      Accumulation Unit Value at       $12.198          $12.102          $11.238
      end of period
      Number of Accumulation Units         473              331              131
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST PREFERRED
      Accumulation Unit Value at       $11.694          $11.497               --
      beginning of period
      Accumulation Unit Value at       $11.762          $11.694               --
      end of period
      Number of Accumulation Units         301              307               --
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT
      Accumulation Unit Value at       $11.630          $10.832           $9.982
      beginning of period
      Accumulation Unit Value at       $11.686          $11.630          $10.832
      end of period
      Number of Accumulation Units       1,602            1,945            2,018
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST (35 BPS)
      Accumulation Unit Value at       $11.763          $10.962          $10.105
      beginning of period
      Accumulation Unit Value at       $11.815          $11.763          $10.962
      end of period
      Number of Accumulation Units       2,543            2,830            2,749
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   PREFERRED
      Accumulation Unit Value at       $11.689          $11.498               --
      beginning of period
      Accumulation Unit Value at       $11.722          $11.689               --
      end of period
      Number of Accumulation Units         910              817               --
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at       $11.689          $11.002               --
      beginning of period
      Accumulation Unit Value at       $11.722          $11.689               --
      end of period
      Number of Accumulation Units         910              817               --
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (35 BPS)
      Accumulation Unit Value at       $11.448          $10.700           $9.881
      beginning of period
      Accumulation Unit Value at       $11.464          $11.448          $10.700
      end of period
      Number of Accumulation Units       1,909            2,241            2,318
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (50 BPS)
      Accumulation Unit Value at       $11.407          $10.766               --
      beginning of period
      Accumulation Unit Value at       $11.405          $11.407               --
      end of period
      Number of Accumulation Units         569              514               --
      outstanding at end of period
      (in thousands)
MFS (R) MID CAP GROWTH SERIES
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at        $5.952           $5.266           $4.500
      beginning of period
      Accumulation Unit Value at        $6.055           $5.952           $5.266
      end of period
      Number of Accumulation Units         746              426              162
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST PREFERRED
      Accumulation Unit Value at        $5.888           $5.403               --
      beginning of period
      Accumulation Unit Value at        $5.978           $5.888               --
      end of period
      Number of Accumulation Units         431              421               --
      outstanding at end of period
      (in thousands)

30                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                            2005             2004             2003
--------------------------------------------------------------------------------
   WITH MAV/EPB DEATH BENEFIT
      Accumulation Unit Value at        $5.863           $5.203           $4.454
      beginning of period
      Accumulation Unit Value at        $5.946           $5.863           $5.203
      end of period
      Number of Accumulation Units       2,125            2,213            2,059
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST (35 BPS)
      Accumulation Unit Value at        $6.326           $5.617           $4.809
      beginning of period
      Accumulation Unit Value at        $6.413           $6.326           $5.617
      end of period
      Number of Accumulation Units       3,117            3,665            3,361
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   PREFERRED
      Accumulation Unit Value at        $6.286           $5.771               --
      beginning of period
      Accumulation Unit Value at        $6.362           $6.286               --
      end of period
      Number of Accumulation Units       1,384            1,326               --
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at        $6.286           $5.861               --
      beginning of period
      Accumulation Unit Value at        $6.362           $6.286               --
      end of period
      Number of Accumulation Units       1,384            1,326               --
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (35 BPS)
      Accumulation Unit Value at        $5.779           $5.147           $4.415
      beginning of period
      Accumulation Unit Value at        $5.841           $5.779           $5.147
      end of period
      Number of Accumulation Units       2,899            3,306            2,843
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (50 BPS)
      Accumulation Unit Value at        $5.758           $5.384               --
      beginning of period
      Accumulation Unit Value at        $5.811           $5.758               --
      end of period
      Number of Accumulation Units       1,061              861               --
      outstanding at end of period
      (in thousands)
MFS (R) NEW DISCOVERY SERIES
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at       $13.135          $12.498          $10.467
      beginning of period
      Accumulation Unit Value at       $13.638          $13.135          $12.498
      end of period
      Number of Accumulation Units         759              370               54
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST PREFERRED
      Accumulation Unit Value at       $12.017          $10.897               --
      beginning of period
      Accumulation Unit Value at       $12.453          $12.017               --
      end of period
      Number of Accumulation Units         329              188               --
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT
      Accumulation Unit Value at       $11.951          $11.406           $9.569
      beginning of period
      Accumulation Unit Value at       $12.372          $11.951          $11.406
      end of period
      Number of Accumulation Units       1,342            1,278            1,095
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST (35 BPS)
      Accumulation Unit Value at        $7.913           $7.556           $6.341
      beginning of period
      Accumulation Unit Value at        $8.188           $7.913           $7.556
      end of period
      Number of Accumulation Units       3,107            2,543            1,753
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   PREFERRED
      Accumulation Unit Value at        $7.863           $7.134               --
      beginning of period
      Accumulation Unit Value at        $8.124           $7.863               --
      end of period
      Number of Accumulation Units       2,619            1,396               --
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at        $7.863           $7.944               --
      beginning of period
      Accumulation Unit Value at        $8.124           $7.863               --
      end of period
      Number of Accumulation Units       2,619            1,396               --
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (35 BPS)
      Accumulation Unit Value at       $11.764          $11.267           $9.472
      beginning of period
      Accumulation Unit Value at       $12.136          $11.764          $11.267
      end of period
      Number of Accumulation Units       1,345            1,259            1,010
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (50 BPS)
      Accumulation Unit Value at       $11.722          $11.875               --
      beginning of period
      Accumulation Unit Value at       $12.074          $11.722               --
      end of period
      Number of Accumulation Units       1,323              909               --
      outstanding at end of period
      (in thousands)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               31

-------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                       2005             2004             2003
--------------------------------------------------------------------------------
MFS (R) RESEARCH BOND SERIES
   WITHOUT ANY OPTIONAL
   BENEFITS
      Accumulation Unit Value      $9.983               --               --  (a)
      at beginning of period
      Accumulation Unit Value     $10.040               --               --
      at end of period
      Number of Accumulation           62               --               --
      Units outstanding at
      end of period (in
      thousands)
   WITH THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value      $9.980               --               --  (a)
      at beginning of period
      Accumulation Unit Value     $10.024               --               --
      at end of period
      Number of Accumulation           11               --               --
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH
   BENEFIT
      Accumulation Unit Value      $9.978               --               --  (a)
      at beginning of period
      Accumulation Unit Value     $10.016               --               --
      at end of period
      Number of Accumulation           38               --               --
      Units outstanding at
      end of period (in
      thousands)
   WITH THE HARTFORD'S
   PRINCIPAL FIRST (35 BPS)
      Accumulation Unit Value      $9.978               --               --  (a)
      at beginning of period
      Accumulation Unit Value     $10.012               --               --
      at end of period
      Number of Accumulation           99               --               --
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value      $9.975               --               --  (a)
      at beginning of period
      Accumulation Unit Value     $10.000               --               --
      at end of period
      Number of Accumulation           83               --               --
      Units outstanding at
      end of period (in
      thousands)
   WITH THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value      $9.975               --               --  (a)
      at beginning of period
      Accumulation Unit Value     $10.000               --               --
      at end of period
      Number of Accumulation           83               --               --
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (35 BPS)
      Accumulation Unit Value      $9.973               --               --  (a)
      at beginning of period
      Accumulation Unit Value      $9.988               --               --
      at end of period
      Number of Accumulation           41               --               --
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value      $9.971               --               --  (a)
      at beginning of period
      Accumulation Unit Value      $9.975               --               --
      at end of period
      Number of Accumulation            9               --               --
      Units outstanding at
      end of period (in
      thousands)
MFS (R) RESEARCH
  INTERNATIONAL SERIES
   WITHOUT ANY OPTIONAL
   BENEFITS
      Accumulation Unit Value     $10.019               --               --  (a)
      at beginning of period
      Accumulation Unit Value     $11.985               --               --
      at end of period
      Number of Accumulation           25               --               --
      Units outstanding at
      end of period (in
      thousands)
   WITH THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value     $10.019               --               --  (a)
      at beginning of period
      Accumulation Unit Value     $11.969               --               --
      at end of period
      Number of Accumulation            5               --               --
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH
   BENEFIT
      Accumulation Unit Value     $10.019               --               --  (a)
      at beginning of period
      Accumulation Unit Value     $11.961               --               --
      at end of period
      Number of Accumulation           20               --               --
      Units outstanding at
      end of period (in
      thousands)
   WITH THE HARTFORD'S
   PRINCIPAL FIRST (35 BPS)
      Accumulation Unit Value     $10.019               --                   (a)
      at beginning of period
      Accumulation Unit Value     $11.957               --               --
      at end of period
      Number of Accumulation           14               --               --
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value     $10.018               --               --  (a)
      at beginning of period
      Accumulation Unit Value     $11.945               --               --
      at end of period
      Number of Accumulation           83               --               --
      Units outstanding at
      end of period (in
      thousands)
   WITH THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value     $10.018               --               --  (a)
      at beginning of period
      Accumulation Unit Value     $11.945               --               --
      at end of period
      Number of Accumulation           83               --               --
      Units outstanding at
      end of period (in
      thousands)

32                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                       2005             2004             2003
--------------------------------------------------------------------------------
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (35 BPS)
      Accumulation Unit Value     $10.018               --               --  (a)
      at beginning of period
      Accumulation Unit Value     $11.933               --               --
      at end of period
      Number of Accumulation            5               --               --
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value     $10.018               --               --  (a)
      at beginning of period
      Accumulation Unit Value     $11.921               --               --
      at end of period
      Number of Accumulation           22               --               --
      Units outstanding at
      end of period (in
      thousands)
MFS (R) RESEARCH SERIES
   WITHOUT ANY OPTIONAL
   BENEFITS
      Accumulation Unit Value      $9.472               --               --  (a)
      at beginning of period
      Accumulation Unit Value     $10.617               --               --
      at end of period
      Number of Accumulation           48               --               --
      Units outstanding at
      end of period (in
      thousands)
   WITH THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value      $9.469               --               --  (a)
      at beginning of period
      Accumulation Unit Value     $10.599               --               --
      at end of period
      Number of Accumulation           --               --               --
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH
   BENEFIT
      Accumulation Unit Value      $9.468               --               --  (a)
      at beginning of period
      Accumulation Unit Value     $10.590               --               --
      at end of period
      Number of Accumulation           21               --               --
      Units outstanding at
      end of period (in
      thousands)
   WITH THE HARTFORD'S
   PRINCIPAL FIRST (35 BPS)
      Accumulation Unit Value      $9.467               --               --  (a)
      at beginning of period
      Accumulation Unit Value     $10.586               --               --
      at end of period
      Number of Accumulation           17               --               --
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value      $9.464               --               --  (a)
      at beginning of period
      Accumulation Unit Value     $10.573               --               --
      at end of period
      Number of Accumulation           33               --               --
      Units outstanding at
      end of period (in
      thousands)
   WITH THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value      $9.464               --               --  (a)
      at beginning of period
      Accumulation Unit Value     $10.573               --               --
      at end of period
      Number of Accumulation           33               --               --
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (35 BPS)
      Accumulation Unit Value      $9.462               --               --  (a)
      at beginning of period
      Accumulation Unit Value     $10.559               --               --
      at end of period
      Number of Accumulation           20               --               --
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH BENEFIT
   AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value      $9.459               --               --  (a)
      at beginning of period
      Accumulation Unit Value     $10.546               --               --
      at end of period
      Number of Accumulation            2               --               --
      Units outstanding at
      end of period (in
      thousands)
MFS (R) TOTAL RETURN SERIES
   WITHOUT ANY OPTIONAL
   BENEFITS
      Accumulation Unit Value     $13.861          $12.621          $11.713
      at beginning of period
      Accumulation Unit Value     $14.061          $13.861          $12.621
      at end of period
      Number of Accumulation        3,478            1,549              357
      Units outstanding at
      end of period (in
      thousands)
   WITH THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value     $12.812          $12.173               --
      at beginning of period
      Accumulation Unit Value     $12.970          $12.812               --
      at end of period
      Number of Accumulation        1,563            1,061               --
      Units outstanding at
      end of period (in
      thousands)
   WITH MAV/EPB DEATH
   BENEFIT
      Accumulation Unit Value     $12.741          $11.636          $10.818
      at beginning of period
      Accumulation Unit Value     $12.886          $12.741          $11.636
      at end of period
      Number of Accumulation        6,636            6,178            5,267
      Units outstanding at
      end of period (in
      thousands)
   WITH THE HARTFORD'S
   PRINCIPAL FIRST (35 BPS)
      Accumulation Unit Value     $12.076          $11.034          $10.261
      at beginning of period
      Accumulation Unit Value     $12.207          $12.076          $11.034
      at end of period
      Number of Accumulation       12,403           11,042            8,862
      Units outstanding at
      end of period (in
      thousands)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               33

-------------------------------------------------------------------------------

                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                            2005             2004             2003
--------------------------------------------------------------------------------
WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST
  PREFERRED
      Accumulation Unit Value at       $11.999          $11.406               --
      beginning of period
      Accumulation Unit Value at       $12.111          $11.999               --
      end of period
      Number of Accumulation Units       8,099            4,773               --
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at       $11.999          $11.126               --
      beginning of period
      Accumulation Unit Value at       $12.111          $11.999               --
      end of period
      Number of Accumulation Units       8,099            4,773               --
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (35 BPS)
      Accumulation Unit Value at       $12.543          $11.495          $10.708
      beginning of period
      Accumulation Unit Value at       $12.641          $12.543          $11.495
      end of period
      Number of Accumulation Units       7,525            7,408            6,700
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (50 BPS)
      Accumulation Unit Value at       $12.497          $11.620               --
      beginning of period
      Accumulation Unit Value at       $12.576          $12.497               --
      end of period
      Number of Accumulation Units       4,513            3,232               --
      outstanding at end of period
      (in thousands)
MFS (R) VALUE SERIES
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at       $13.912          $12.242          $10.607
      beginning of period
      Accumulation Unit Value at       $14.639          $13.912          $12.242
      end of period
      Number of Accumulation Units         383              135               43
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST PREFERRED
      Accumulation Unit Value at       $13.865          $12.892               --
      beginning of period
      Accumulation Unit Value at       $14.561          $13.865               --
      end of period
      Number of Accumulation Units          68               10               --
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT
      Accumulation Unit Value at       $13.842          $12.218          $10.604
      beginning of period
      Accumulation Unit Value at       $14.522          $13.842          $12.218
      end of period
      Number of Accumulation Units         355              244               72
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST (35 BPS)
      Accumulation Unit Value at       $13.831          $12.214          $10.604
      beginning of period
      Accumulation Unit Value at       $14.503          $13.831          $12.214
      end of period
      Number of Accumulation Units         726              479              204
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   PREFERRED
      Accumulation Unit Value at       $13.796          $12.834               --
      beginning of period
      Accumulation Unit Value at       $14.445          $13.796               --
      end of period
      Number of Accumulation Units         484              234               --
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at       $13.796          $12.330               --
      beginning of period
      Accumulation Unit Value at       $14.445          $13.796               --
      end of period
      Number of Accumulation Units         484              234               --
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (35 BPS)
      Accumulation Unit Value at       $13.761          $12.189          $10.601
      beginning of period
      Accumulation Unit Value at       $14.387          $13.761          $12.189
      end of period
      Number of Accumulation Units         542              411              216
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (50 BPS)
      Accumulation Unit Value at       $13.727          $12.302               --
      beginning of period
      Accumulation Unit Value at       $14.330          $13.727               --
      end of period
      Number of Accumulation Units         404              284               --
      outstanding at end of period
      (in thousands)
MUTUAL DISCOVERY SECURITIES FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at       $14.496          $12.431          $10.546
      beginning of period
      Accumulation Unit Value at       $16.585          $14.496          $12.431
      end of period
      Number of Accumulation Units         959              239               58
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST PREFERRED
      Accumulation Unit Value at       $14.448          $13.344               --
      beginning of period
      Accumulation Unit Value at       $16.497          $14.448               --
      end of period
      Number of Accumulation Units         198               17               --
      outstanding at end of period
      (in thousands)

34                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                            2005             2004             2003
--------------------------------------------------------------------------------
   WITH MAV/EPB DEATH BENEFIT
      Accumulation Unit Value at       $14.424          $12.407          $10.543
      beginning of period
      Accumulation Unit Value at       $16.453          $14.424          $12.407
      end of period
      Number of Accumulation Units         993              480              126
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST (35 BPS)
      Accumulation Unit Value at       $14.412          $12.402          $10.542
      beginning of period
      Accumulation Unit Value at       $16.431          $14.412          $12.402
      end of period
      Number of Accumulation Units       1,754              943              359
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   PREFERRED
      Accumulation Unit Value at       $14.376          $13.283               --
      beginning of period
      Accumulation Unit Value at       $16.366          $14.376               --
      end of period
      Number of Accumulation Units       1,772              538               --
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at       $14.376          $12.549               --
      beginning of period
      Accumulation Unit Value at       $16.366          $14.376               --
      end of period
      Number of Accumulation Units       1,772              538               --
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (35 BPS)
      Accumulation Unit Value at       $14.340          $12.377          $10.539
      beginning of period
      Accumulation Unit Value at       $16.300          $14.340          $12.377
      end of period
      Number of Accumulation Units       1,128              638              323
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (50 BPS)
      Accumulation Unit Value at       $14.304          $12.521               --
      beginning of period
      Accumulation Unit Value at       $16.235          $14.304               --
      end of period
      Number of Accumulation Units       1,167              453               --
      outstanding at end of period
      (in thousands)
MUTUAL SHARES SECURITIES FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at       $15.295          $13.764          $12.081
      beginning of period
      Accumulation Unit Value at       $16.683          $15.295          $13.764
      end of period
      Number of Accumulation Units       2,738            1,145              260
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST PREFERRED
      Accumulation Unit Value at       $13.651          $12.732               --
      beginning of period
      Accumulation Unit Value at       $14.859          $13.651               --
      end of period
      Number of Accumulation Units       1,298              817               --
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT
      Accumulation Unit Value at       $13.576          $12.254          $10.774
      beginning of period
      Accumulation Unit Value at       $14.763          $13.576          $12.254
      end of period
      Number of Accumulation Units       6,334            5,658            4,507
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST (35 BPS)
      Accumulation Unit Value at       $13.040          $11.776          $10.357
      beginning of period
      Accumulation Unit Value at       $14.173          $13.040          $11.776
      end of period
      Number of Accumulation Units      11,562           10,001            7,652
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   PREFERRED
      Accumulation Unit Value at       $12.957          $12.090               --
      beginning of period
      Accumulation Unit Value at       $14.062          $12.957               --
      end of period
      Number of Accumulation Units       6,872            4,081               --
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at       $12.957          $11.842               --
      beginning of period
      Accumulation Unit Value at       $14.062          $12.957               --
      end of period
      Number of Accumulation Units       6,872            4,081               --
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (35 BPS)
      Accumulation Unit Value at       $13.364          $12.105          $10.665
      beginning of period
      Accumulation Unit Value at       $14.482          $13.364          $12.105
      end of period
      Number of Accumulation Units       6,967            6,982            5,838
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (50 BPS)
      Accumulation Unit Value at       $13.316          $12.204               --
      beginning of period
      Accumulation Unit Value at       $14.408          $13.316               --
      end of period
      Number of Accumulation Units       4,064            2,935               --
      outstanding at end of period
      (in thousands)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               35

-------------------------------------------------------------------------------

                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                            2005             2004             2003
--------------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS
  SECURITIES FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at       $14.862          $12.067           $8.935
      beginning of period
      Accumulation Unit Value at       $18.733          $14.862          $12.067
      end of period
      Number of Accumulation Units         418              219               48
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST PREFERRED
      Accumulation Unit Value at       $12.796          $11.432               --
      beginning of period
      Accumulation Unit Value at       $16.096          $12.796               --
      end of period
      Number of Accumulation Units         200              168               --
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT
      Accumulation Unit Value at       $12.725          $10.363           $7.687
      beginning of period
      Accumulation Unit Value at       $15.992          $12.725          $10.363
      end of period
      Number of Accumulation Units         675              440              316
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST (35 BPS)
      Accumulation Unit Value at       $15.338          $12.497           $9.273
      beginning of period
      Accumulation Unit Value at       $19.265          $15.338          $12.497
      end of period
      Number of Accumulation Units         890              613              350
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   PREFERRED
      Accumulation Unit Value at       $15.240          $13.623               --
      beginning of period
      Accumulation Unit Value at       $19.114          $15.240               --
      end of period
      Number of Accumulation Units         824              356               --
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at       $15.240          $12.800               --
      beginning of period
      Accumulation Unit Value at       $19.114          $15.240               --
      end of period
      Number of Accumulation Units         824              356               --
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (35 BPS)
      Accumulation Unit Value at       $12.527          $10.237           $7.609
      beginning of period
      Accumulation Unit Value at       $15.687          $12.527          $10.237
      end of period
      Number of Accumulation Units         755              446              315
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (50 BPS)
      Accumulation Unit Value at       $12.481          $10.512               --
      beginning of period
      Accumulation Unit Value at       $15.607          $12.481               --
      end of period
      Number of Accumulation Units         668              233               --
      outstanding at end of period
      (in thousands)
TEMPLETON FOREIGN SECURITIES FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at       $11.136           $9.523           $7.775
      beginning of period
      Accumulation Unit Value at       $12.104          $11.136           $9.523
      end of period
      Number of Accumulation Units       2,501            1,328              105
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST PREFERRED
      Accumulation Unit Value at       $10.607           $9.671               --
      beginning of period
      Accumulation Unit Value at       $11.506          $10.607               --
      end of period
      Number of Accumulation Units         642              217               --
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT
      Accumulation Unit Value at       $10.549           $9.048           $7.401
      beginning of period
      Accumulation Unit Value at       $11.432          $10.549           $9.048
      end of period
      Number of Accumulation Units       2,492            1,933              729
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST (35 BPS)
      Accumulation Unit Value at       $10.115           $8.680           $7.102
      beginning of period
      Accumulation Unit Value at       $10.956          $10.115           $8.680
      end of period
      Number of Accumulation Units       5,638            4,445            1,781
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   PREFERRED
      Accumulation Unit Value at       $10.051           $9.168               --
      beginning of period
      Accumulation Unit Value at       $10.870          $10.051               --
      end of period
      Number of Accumulation Units       5,726            3,406               --
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at       $10.051           $8.822               --
      beginning of period
      Accumulation Unit Value at       $10.870          $10.051               --
      end of period
      Number of Accumulation Units       5,726            3,406               --
      outstanding at end of period
      (in thousands)

36                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                            2005             2004             2003
--------------------------------------------------------------------------------
   WITHMAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (35 BPS)
      Accumulation Unit Value at       $10.385           $8.938           $7.326
      beginning of period
      Accumulation Unit Value at       $11.214          $10.385           $8.938
      end of period
      Number of Accumulation Units       2,559            2,336            1,301
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (50 BPS)
      Accumulation Unit Value at       $10.347           $9.107               --
      beginning of period
      Accumulation Unit Value at       $11.157          $10.347               --
      end of period
      Number of Accumulation Units       3,865            2,813               --
      outstanding at end of period
      (in thousands)
TEMPLETON GROWTH SECURITIES FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at       $13.223          $11.552           $9.590
      beginning of period
      Accumulation Unit Value at       $14.202          $13.223          $11.552
      end of period
      Number of Accumulation Units       2,176              849              167
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST PREFERRED
      Accumulation Unit Value at       $12.289          $11.312               --
      beginning of period
      Accumulation Unit Value at       $13.172          $12.289               --
      end of period
      Number of Accumulation Units         858              330               --
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT
      Accumulation Unit Value at       $12.221          $10.708           $8.905
      beginning of period
      Accumulation Unit Value at       $13.087          $12.221          $10.708
      end of period
      Number of Accumulation Units       3,293            2,567            1,647
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST (35 BPS)
      Accumulation Unit Value at       $12.082          $10.592           $8.811
      beginning of period
      Accumulation Unit Value at       $12.932          $12.082          $10.592
      end of period
      Number of Accumulation Units       6,490            4,246            2,366
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   PREFERRED
      Accumulation Unit Value at       $12.006          $11.057               --
      beginning of period
      Accumulation Unit Value at       $12.830          $12.006               --
      end of period
      Number of Accumulation Units       4,766            2,114               --
      outstanding at end of period
      (in thousands)
   WITH THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at       $12.006          $10.750               --
      beginning of period
      Accumulation Unit Value at       $12.830          $12.006               --
      end of period
      Number of Accumulation Units       4,766            2,114               --
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (35 BPS)
      Accumulation Unit Value at       $12.031          $10.578           $8.815
      beginning of period
      Accumulation Unit Value at       $12.838          $12.031          $10.578
      end of period
      Number of Accumulation Units       3,349            3,108            2,385
      outstanding at end of period
      (in thousands)
   WITH MAV/EPB DEATH BENEFIT AND
   THE HARTFORD'S PRINCIPAL FIRST
   (50 BPS)
      Accumulation Unit Value at       $11.987          $10.763               --
      beginning of period
      Accumulation Unit Value at       $12.772          $11.987               --
      end of period
      Number of Accumulation Units       3,014            1,923               --
      outstanding at end of period
      (in thousands)

(a)  Inception date May 2, 2005.

(b) Inception date July 5, 2005.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               37

-------------------------------------------------------------------------------

SERIES II:

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2005
--------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE ASSET ALLOCATION FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $1.122  (a)
      Accumulation Unit Value at end of period                       $1.193
      Number of Accumulation Units outstanding at end of                 54
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $1.118  (a)
      Accumulation Unit Value at end of period                       $1.187
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                 $1.111  (a)
      Accumulation Unit Value at end of period                       $1.179
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $1.105  (a)
      Accumulation Unit Value at end of period                       $1.171
      Number of Accumulation Units outstanding at end of                192
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $1.105  (a)
      Accumulation Unit Value at end of period                       $1.171
      Number of Accumulation Units outstanding at end of                192
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $1.095  (a)
      Accumulation Unit Value at end of period                       $1.158
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)
WELLS FARGO ADVANTAGE DISCOVERY FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $10.524  (b)
      Accumulation Unit Value at end of period                      $11.256
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $10.522  (b)
      Accumulation Unit Value at end of period                      $11.242
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                $10.521  (b)
      Accumulation Unit Value at end of period                      $11.236
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $10.519  (b)
      Accumulation Unit Value at end of period                      $11.223
      Number of Accumulation Units outstanding at end of                  1
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $10.519  (b)
      Accumulation Unit Value at end of period                      $11.223
      Number of Accumulation Units outstanding at end of                  1
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $10.516  (b)
      Accumulation Unit Value at end of period                      $11.203
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)
WELLS FARGO ADVANTAGE EQUITY INCOME FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $1.140  (a)
      Accumulation Unit Value at end of period                       $1.201
      Number of Accumulation Units outstanding at end of                 94
      period (in thousands)

38                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2005
--------------------------------------------------------------------------------
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $1.136  (a)
      Accumulation Unit Value at end of period                       $1.195
      Number of Accumulation Units outstanding at end of                 45
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                 $1.130  (a)
      Accumulation Unit Value at end of period                       $1.187
      Number of Accumulation Units outstanding at end of                 52
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $1.123  (a)
      Accumulation Unit Value at end of period                       $1.178
      Number of Accumulation Units outstanding at end of                324
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $1.123  (a)
      Accumulation Unit Value at end of period                       $1.178
      Number of Accumulation Units outstanding at end of                324
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $1.113  (a)
      Accumulation Unit Value at end of period                       $1.166
      Number of Accumulation Units outstanding at end of                 18
      period (in thousands)
WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $1.063  (a)
      Accumulation Unit Value at end of period                       $1.098
      Number of Accumulation Units outstanding at end of                  3
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $1.059  (a)
      Accumulation Unit Value at end of period                       $1.092
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                 $1.053  (a)
      Accumulation Unit Value at end of period                       $1.085
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $1.047  (a)
      Accumulation Unit Value at end of period                       $1.078
      Number of Accumulation Units outstanding at end of                  7
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $1.047  (a)
      Accumulation Unit Value at end of period                       $1.078
      Number of Accumulation Units outstanding at end of                  7
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $1.038  (a)
      Accumulation Unit Value at end of period                       $1.066
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)
WELLS FARGO ADVANTAGE LARGE COMPANY CORE FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $0.949  (a)
      Accumulation Unit Value at end of period                       $0.981
      Number of Accumulation Units outstanding at end of                 15
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $0.945  (a)
      Accumulation Unit Value at end of period                       $0.976
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               39

-------------------------------------------------------------------------------

                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                                                    2005
--------------------------------------------------------------------------------
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period            $0.940  (a)
      Accumulation Unit Value at end of period                  $0.970
      Number of Accumulation Units outstanding at end               --
      of period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period            $0.934  (a)
      Accumulation Unit Value at end of period                  $0.963
      Number of Accumulation Units outstanding at end               54
      of period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period            $0.934  (a)
      Accumulation Unit Value at end of period                  $0.963
      Number of Accumulation Units outstanding at end               54
      of period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period            $0.926  (a)
      Accumulation Unit Value at end of period                  $0.952
      Number of Accumulation Units outstanding at end               --
      of period (in thousands)
WELLS FARGO ADVANTAGE INTERNATIONAL CORE FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period            $1.093  (a)
      Accumulation Unit Value at end of period                  $1.217
      Number of Accumulation Units outstanding at end              112
      of period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period            $1.089
      Accumulation Unit Value at end of period                  $1.211
      Number of Accumulation Units outstanding at end               52
      of period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period            $1.082  (a)
      Accumulation Unit Value at end of period                  $1.203
      Number of Accumulation Units outstanding at end                7
      of period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period            $1.076  (a)
      Accumulation Unit Value at end of period                  $1.195
      Number of Accumulation Units outstanding at end              332
      of period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period            $1.076  (a)
      Accumulation Unit Value at end of period                  $1.195
      Number of Accumulation Units outstanding at end              332
      of period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period            $1.066  (a)
      Accumulation Unit Value at end of period                  $1.182
      Number of Accumulation Units outstanding at end               19
      of period (in thousands)
WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period            $0.911  (a)
      Accumulation Unit Value at end of period                  $1.059
      Number of Accumulation Units outstanding at end              142
      of period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period            $0.907  (a)
      Accumulation Unit Value at end of period                  $1.054
      Number of Accumulation Units outstanding at end               45
      of period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period            $0.902  (a)
      Accumulation Unit Value at end of period                  $1.047
      Number of Accumulation Units outstanding at end                6
      of period (in thousands)

40                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2005
--------------------------------------------------------------------------------
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $0.897  (a)
      Accumulation Unit Value at end of period                       $1.039
      Number of Accumulation Units outstanding at end of                345
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $0.897  (a)
      Accumulation Unit Value at end of period                       $1.039
      Number of Accumulation Units outstanding at end of                345
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $0.889  (a)
      Accumulation Unit Value at end of period                       $1.028
      Number of Accumulation Units outstanding at end of                 17
      period (in thousands)
WELLS FARGO ADVANTAGE MONEY MARKET FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $0.986  (a)
      Accumulation Unit Value at end of period                       $0.996
      Number of Accumulation Units outstanding at end of                 40
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $0.982  (a)
      Accumulation Unit Value at end of period                       $0.991
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                 $0.977  (a)
      Accumulation Unit Value at end of period                       $0.985
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $0.971  (a)
      Accumulation Unit Value at end of period                       $0.977
      Number of Accumulation Units outstanding at end of                 40
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $0.971  (a)
      Accumulation Unit Value at end of period                       $0.977
      Number of Accumulation Units outstanding at end of                 40
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $0.962  (a)
      Accumulation Unit Value at end of period                       $0.967
      Number of Accumulation Units outstanding at end of                 24
      period (in thousands)
WELLS FARGO ADVANTAGE MULTI CAP VALUE FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $10.825  (b)
      Accumulation Unit Value at end of period                      $12.100
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $10.823  (b)
      Accumulation Unit Value at end of period                      $12.086
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                $10.822  (b)
      Accumulation Unit Value at end of period                      $12.079
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $10.820  (b)
      Accumulation Unit Value at end of period                      $12.065
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $10.820  (b)
      Accumulation Unit Value at end of period                      $12.065
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               41

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2005
--------------------------------------------------------------------------------
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $10.817  (b)
      Accumulation Unit Value at end of period                      $12.044
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)
WELLS FARGO ADVANTAGE OPPORTUNITY FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $10.330  (b)
      Accumulation Unit Value at end of period                      $10.853
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $10.328  (b)
      Accumulation Unit Value at end of period                      $10.841
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                $10.327  (b)
      Accumulation Unit Value at end of period                      $10.834
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $10.325  (b)
      Accumulation Unit Value at end of period                      $10.822
      Number of Accumulation Units outstanding at end of                  1
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $10.325  (b)
      Accumulation Unit Value at end of period                      $10.822
      Number of Accumulation Units outstanding at end of                  1
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $10.322  (b)
      Accumulation Unit Value at end of period                      $10.803
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)
WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $0.970  (a)
      Accumulation Unit Value at end of period                       $1.162
      Number of Accumulation Units outstanding at end of                128
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $0.966  (a)
      Accumulation Unit Value at end of period                       $1.156
      Number of Accumulation Units outstanding at end of                 34
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                 $0.961  (a)
      Accumulation Unit Value at end of period                       $1.148
      Number of Accumulation Units outstanding at end of                  4
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $0.955  (a)
      Accumulation Unit Value at end of period                       $1.140
      Number of Accumulation Units outstanding at end of                317
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $0.955  (a)
      Accumulation Unit Value at end of period                       $1.140
      Number of Accumulation Units outstanding at end of                317
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $0.946  (a)
      Accumulation Unit Value at end of period                       $1.128
      Number of Accumulation Units outstanding at end of                 25
      period (in thousands)

42                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------



                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2005
--------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE TOTAL RETURN BOND FUND
    WITHOUT ANY OPTIONAL BENEFITS
        Accumulation Unit Value at beginning of period               $1.154  (a)
        Accumulation Unit Value at end of period                     $1.158
        Number of Accumulation Units outstanding at end of              152
        period (in thousands)
    WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
        Accumulation Unit Value at beginning of period               $1.150  (a)
        Accumulation Unit Value at end of period                     $1.152
        Number of Accumulation Units outstanding at end of               67
        period (in thousands)
    WITH MAV PLUS DEATH BENEFIT
        Accumulation Unit Value at beginning of period               $1.143  (a)
        Accumulation Unit Value at end of period                     $1.144
        Number of Accumulation Units outstanding at end of               12
        period (in thousands)
    WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST PREFERRED
        Accumulation Unit Value at beginning of period               $1.136  (a)
        Accumulation Unit Value at end of period                     $1.136
        Number of Accumulation Units outstanding at end of              361
        period (in thousands)
    WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
        Accumulation Unit Value at beginning of period               $1.136  (a)
        Accumulation Unit Value at end of period                     $1.136
        Number of Accumulation Units outstanding at end of              361
        period (in thousands)
    WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
        Accumulation Unit Value at beginning of period               $1.126  (a)
        Accumulation Unit Value at end of period                     $1.124
        Number of Accumulation Units outstanding at end of              101
        period (in thousands)
AIM V.I. BASIC VALUE FUND
    WITHOUT ANY OPTIONAL BENEFITS
        Accumulation Unit Value at beginning of period               $1.247  (a)
        Accumulation Unit Value at end of period                     $1.357
        Number of Accumulation Units outstanding at end of            4,992
        period (in thousands)
    WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
        Accumulation Unit Value at beginning of period               $1.237  (a)
        Accumulation Unit Value at end of period                     $1.344
        Number of Accumulation Units outstanding at end of            1,662
        period (in thousands)
    WITH MAV PLUS DEATH BENEFIT
        Accumulation Unit Value at beginning of period               $1.232  (a)
        Accumulation Unit Value at end of period                     $1.338
        Number of Accumulation Units outstanding at end of           11,385
        period (in thousands)
    WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST PREFERRED
        Accumulation Unit Value at beginning of period               $1.223  (a)
        Accumulation Unit Value at end of period                     $1.327
        Number of Accumulation Units outstanding at end of           14,110
        period (in thousands)
    WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
        Accumulation Unit Value at beginning of period               $1.223  (a)
        Accumulation Unit Value at end of period                     $1.327
        Number of Accumulation Units outstanding at end of           14,110
        period (in thousands)
    WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
        Accumulation Unit Value at beginning of period               $1.212  (a)
        Accumulation Unit Value at end of period                     $1.312
        Number of Accumulation Units outstanding at end of           10,129
        period (in thousands)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               43

-------------------------------------------------------------------------------



                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2005
--------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $1.175  (a)
      Accumulation Unit Value at end of period                       $1.353
      Number of Accumulation Units outstanding at end of                789
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $1.165  (a)
      Accumulation Unit Value at end of period                       $1.341
      Number of Accumulation Units outstanding at end of                402
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                 $1.161  (a)
      Accumulation Unit Value at end of period                       $1.335
      Number of Accumulation Units outstanding at end of              2,155
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $1.153  (a)
      Accumulation Unit Value at end of period                       $1.323
      Number of Accumulation Units outstanding at end of              2,645
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $1.153  (a)
      Accumulation Unit Value at end of period                       $1.323
      Number of Accumulation Units outstanding at end of              2,645
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $1.142  (a)
      Accumulation Unit Value at end of period                       $1.308
      Number of Accumulation Units outstanding at end of              1,710
      period (in thousands)
AIM V.I. CORE EQUITY FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $9.632  (a)
      Accumulation Unit Value at end of period                      $10.303
      Number of Accumulation Units outstanding at end of                 10
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $9.628  (a)
      Accumulation Unit Value at end of period                      $10.286
      Number of Accumulation Units outstanding at end of                  1
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                 $9.627  (a)
      Accumulation Unit Value at end of period                      $10.277
      Number of Accumulation Units outstanding at end of                  5
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $9.623  (a)
      Accumulation Unit Value at end of period                      $10.260
      Number of Accumulation Units outstanding at end of                 35
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $9.623  (a)
      Accumulation Unit Value at end of period                      $10.260
      Number of Accumulation Units outstanding at end of                 35
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $9.618  (a)
      Accumulation Unit Value at end of period                      $10.234
      Number of Accumulation Units outstanding at end of                  4
      period (in thousands)

44                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------



                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2005
--------------------------------------------------------------------------------
AIM V.I. DEMOGRAPHIC TRENDS FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $1.154  (a)
      Accumulation Unit Value at end of period                       $1.310
      Number of Accumulation Units outstanding at end of                626
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $1.145  (a)
      Accumulation Unit Value at end of period                       $1.298
      Number of Accumulation Units outstanding at end of                110
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                 $1.141  (a)
      Accumulation Unit Value at end of period                       $1.292
      Number of Accumulation Units outstanding at end of              1,470
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $1.132  (a)
      Accumulation Unit Value at end of period                       $1.281
      Number of Accumulation Units outstanding at end of              1,420
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $1.132  (a)
      Accumulation Unit Value at end of period                       $1.281
      Number of Accumulation Units outstanding at end of              1,420
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $1.122  (a)
      Accumulation Unit Value at end of period                       $1.266
      Number of Accumulation Units outstanding at end of              1,401
      period (in thousands)
AIM V.I. GOVERNMENT SECURITIES FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $1.092  (a)
      Accumulation Unit Value at end of period                       $1.095
      Number of Accumulation Units outstanding at end of             23,647
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $1.084  (a)
      Accumulation Unit Value at end of period                       $1.085
      Number of Accumulation Units outstanding at end of              7,203
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                 $1.080  (a)
      Accumulation Unit Value at end of period                       $1.080
      Number of Accumulation Units outstanding at end of             26,304
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $1.072  (a)
      Accumulation Unit Value at end of period                       $1.071
      Number of Accumulation Units outstanding at end of             48,350
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $1.072  (a)
      Accumulation Unit Value at end of period                       $1.071
      Number of Accumulation Units outstanding at end of             48,350
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $1.062  (a)
      Accumulation Unit Value at end of period                       $1.059
      Number of Accumulation Units outstanding at end of             37,527
      period (in thousands)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               45

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2005
--------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $1.397  (a)
      Accumulation Unit Value at end of period                       $1.662
      Number of Accumulation Units outstanding at end of              1,186
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $1.386  (a)
      Accumulation Unit Value at end of period                       $1.646
      Number of Accumulation Units outstanding at end of                396
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                 $1.381  (a)
      Accumulation Unit Value at end of period                       $1.639
      Number of Accumulation Units outstanding at end of              2,228
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $1.371  (a)
      Accumulation Unit Value at end of period                       $1.625
      Number of Accumulation Units outstanding at end of              3,816
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $1.371  (a)
      Accumulation Unit Value at end of period                       $1.625
      Number of Accumulation Units outstanding at end of              3,816
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $1.358  (a)
      Accumulation Unit Value at end of period                       $1.607
      Number of Accumulation Units outstanding at end of              2,195
      period (in thousands)
AIM V.I. LARGE CAP GROWTH FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $9.456  (a)
      Accumulation Unit Value at end of period                      $10.764
      Number of Accumulation Units outstanding at end of                  2
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $9.453  (a)
      Accumulation Unit Value at end of period                      $10.746
      Number of Accumulation Units outstanding at end of                  2
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                 $9.451  (a)
      Accumulation Unit Value at end of period                      $10.737
      Number of Accumulation Units outstanding at end of                  2
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $9.448  (a)
      Accumulation Unit Value at end of period                      $10.719
      Number of Accumulation Units outstanding at end of                 38
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $9.448  (a)
      Accumulation Unit Value at end of period                      $10.719
      Number of Accumulation Units outstanding at end of                 38
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $9.443  (a)
      Accumulation Unit Value at end of period                      $10.692
      Number of Accumulation Units outstanding at end of                  7
      period (in thousands)

46                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2005
--------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $1.395  (a)
      Accumulation Unit Value at end of period                       $1.515
      Number of Accumulation Units outstanding at end of              6,356
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $1.383  (a)
      Accumulation Unit Value at end of period                       $1.501
      Number of Accumulation Units outstanding at end of              2,995
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                 $1.378  (a)
      Accumulation Unit Value at end of period                       $1.495
      Number of Accumulation Units outstanding at end of             14,960
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $1.369  (a)
      Accumulation Unit Value at end of period                       $1.482
      Number of Accumulation Units outstanding at end of             15,511
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $1.369  (a)
      Accumulation Unit Value at end of period                       $1.482
      Number of Accumulation Units outstanding at end of             15,511
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $1.356  (a)
      Accumulation Unit Value at end of period                       $1.465
      Number of Accumulation Units outstanding at end of             11,800
      period (in thousands)
AIM V.I. SMALL CAP EQUITY FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $10.812  (a)
      Accumulation Unit Value at end of period                      $12.423
      Number of Accumulation Units outstanding at end of                102
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $10.779  (a)
      Accumulation Unit Value at end of period                      $12.368
      Number of Accumulation Units outstanding at end of                 22
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                $10.762  (a)
      Accumulation Unit Value at end of period                      $12.341
      Number of Accumulation Units outstanding at end of                123
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $10.729  (a)
      Accumulation Unit Value at end of period                      $12.287
      Number of Accumulation Units outstanding at end of                313
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $10.729  (a)
      Accumulation Unit Value at end of period                      $12.287
      Number of Accumulation Units outstanding at end of                313
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $10.679  (a)
      Accumulation Unit Value at end of period                      $12.205
      Number of Accumulation Units outstanding at end of                235
      period (in thousands)
AMERICAN FUNDS ASSET ALLOCATION FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $11.768  (a)
      Accumulation Unit Value at end of period                      $12.913
      Number of Accumulation Units outstanding at end of              5,027
      period (in thousands)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               47

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2005
--------------------------------------------------------------------------------
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $10.751  (a)
      Accumulation Unit Value at end of period                      $11.781
      Number of Accumulation Units outstanding at end of              2,891
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                $10.689  (a)
      Accumulation Unit Value at end of period                      $11.705
      Number of Accumulation Units outstanding at end of             11,476
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $10.853  (a)
      Accumulation Unit Value at end of period                      $11.869
      Number of Accumulation Units outstanding at end of              8,375
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $10.853  (a)
      Accumulation Unit Value at end of period                      $11.869
      Number of Accumulation Units outstanding at end of              8,375
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $10.466  (a)
      Accumulation Unit Value at end of period                      $11.424
      Number of Accumulation Units outstanding at end of              4,926
      period (in thousands)
AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $0.956  (a)
      Accumulation Unit Value at end of period                       $1.055
      Number of Accumulation Units outstanding at end of             39,979
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $0.948  (a)
      Accumulation Unit Value at end of period                       $1.045
      Number of Accumulation Units outstanding at end of             17,788
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                 $0.944  (a)
      Accumulation Unit Value at end of period                       $1.040
      Number of Accumulation Units outstanding at end of             76,680
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $0.937  (a)
      Accumulation Unit Value at end of period                       $1.031
      Number of Accumulation Units outstanding at end of             66,704
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $0.937  (a)
      Accumulation Unit Value at end of period                       $1.031
      Number of Accumulation Units outstanding at end of             66,704
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $0.927  (a)
      Accumulation Unit Value at end of period                       $1.018
      Number of Accumulation Units outstanding at end of             39,846
      period (in thousands)
AMERICAN FUNDS BOND FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $13.310  (a)
      Accumulation Unit Value at end of period                      $13.530
      Number of Accumulation Units outstanding at end of              2,438
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $12.972  (a)
      Accumulation Unit Value at end of period                      $13.169
      Number of Accumulation Units outstanding at end of              1,340
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                $12.897  (a)
      Accumulation Unit Value at end of period                      $13.084
      Number of Accumulation Units outstanding at end of              6,387
      period (in thousands)

48                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2005
--------------------------------------------------------------------------------
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $12.356  (a)
      Accumulation Unit Value at end of period                      $12.518
      Number of Accumulation Units outstanding at end of              4,944
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $12.356  (a)
      Accumulation Unit Value at end of period                      $12.518
      Number of Accumulation Units outstanding at end of              4,944
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $12.629  (a)
      Accumulation Unit Value at end of period                      $12.769
      Number of Accumulation Units outstanding at end of              3,197
      period (in thousands)
AMERICAN FUNDS GLOBAL GROWTH FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $11.285  (a)
      Accumulation Unit Value at end of period                      $13.227
      Number of Accumulation Units outstanding at end of              1,643
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $11.314  (a))
      Accumulation Unit Value at end of period                      $13.243
      Number of Accumulation Units outstanding at end of                869
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                $11.248  (a)
      Accumulation Unit Value at end of period                      $13.157
      Number of Accumulation Units outstanding at end of              3,266
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $8.698  (a)
      Accumulation Unit Value at end of period                      $10.161
      Number of Accumulation Units outstanding at end of              3,763
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $8.698  (a)
      Accumulation Unit Value at end of period                      $10.161
      Number of Accumulation Units outstanding at end of              3,763
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $11.014  (a)
      Accumulation Unit Value at end of period                      $12.841
      Number of Accumulation Units outstanding at end of              1,321
      period (in thousands)
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $13.174  (a)
      Accumulation Unit Value at end of period                      $16.308
      Number of Accumulation Units outstanding at end of                858
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $13.907  (a)
      Accumulation Unit Value at end of period                      $17.193
      Number of Accumulation Units outstanding at end of                397
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                $13.826  (a)
      Accumulation Unit Value at end of period                      $17.081
      Number of Accumulation Units outstanding at end of              1,535
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $10.171  (a))
      Accumulation Unit Value at end of period                      $12.549
      Number of Accumulation Units outstanding at end of              2,605
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $10.171  (a))
      Accumulation Unit Value at end of period                      $12.549
      Number of Accumulation Units outstanding at end of              2,605
      period (in thousands)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               49

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2005
--------------------------------------------------------------------------------
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $13.538  (a)
      Accumulation Unit Value at end of period                      $16.671
      Number of Accumulation Units outstanding at end of              1,308
      period (in thousands)
AMERICAN FUNDS GROWTH FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $11.567  (a)
      Accumulation Unit Value at end of period                      $13.753
      Number of Accumulation Units outstanding at end of              8,675
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $11.088  (a)
      Accumulation Unit Value at end of period                      $13.165
      Number of Accumulation Units outstanding at end of              4,837
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                $11.023  (a)
      Accumulation Unit Value at end of period                      $13.080
      Number of Accumulation Units outstanding at end of             19,458
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $7.637  (a)
      Accumulation Unit Value at end of period                       $9.050
      Number of Accumulation Units outstanding at end of             28,889
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $7.637  (a)
      Accumulation Unit Value at end of period                       $9.050
      Number of Accumulation Units outstanding at end of             28,889
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $10.794  (a)
      Accumulation Unit Value at end of period                      $12.765
      Number of Accumulation Units outstanding at end of             13,600
      period (in thousands)
AMERICAN FUNDS GROWTH-INCOME FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $12.649  (a)
      Accumulation Unit Value at end of period                      $13.806
      Number of Accumulation Units outstanding at end of              9,763
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $11.204  (a)
      Accumulation Unit Value at end of period                      $12.213
      Number of Accumulation Units outstanding at end of              6,116
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                $11.139  (a)
      Accumulation Unit Value at end of period                      $12.134
      Number of Accumulation Units outstanding at end of             20,433
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $11.216  (a)
      Accumulation Unit Value at end of period                      $12.201
      Number of Accumulation Units outstanding at end of             21,755
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $11.216  (a)
      Accumulation Unit Value at end of period                      $12.201
      Number of Accumulation Units outstanding at end of             21,755
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $10.908  (a)
      Accumulation Unit Value at end of period                      $11.842
      Number of Accumulation Units outstanding at end of             15,290
      period (in thousands)

50                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2005
--------------------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $10.766  (a)
      Accumulation Unit Value at end of period                      $13.275
      Number of Accumulation Units outstanding at end of              2,813
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $11.270  (a)
      Accumulation Unit Value at end of period                      $13.878
      Number of Accumulation Units outstanding at end of              1,359
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                $11.204  (a)
      Accumulation Unit Value at end of period                      $13.788
      Number of Accumulation Units outstanding at end of              4,144
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $8.510  (a)
      Accumulation Unit Value at end of period                      $10.458
      Number of Accumulation Units outstanding at end of              6,479
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $8.510  (a)
      Accumulation Unit Value at end of period                      $10.458
      Number of Accumulation Units outstanding at end of              6,479
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $10.971  (a)
      Accumulation Unit Value at end of period                      $13.457
      Number of Accumulation Units outstanding at end of              3,129
      period (in thousands)
AMERICAN FUNDS NEW WORLD FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $14.766  (a)
      Accumulation Unit Value at end of period                      $17.823
      Number of Accumulation Units outstanding at end of                563
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $13.871  (a)
      Accumulation Unit Value at end of period                      $16.720
      Number of Accumulation Units outstanding at end of                280
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                $13.790  (a)
      Accumulation Unit Value at end of period                      $16.611
      Number of Accumulation Units outstanding at end of              1,047
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $12.947  (a)
      Accumulation Unit Value at end of period                      $15.575
      Number of Accumulation Units outstanding at end of              1,135
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $12.947  (a)
      Accumulation Unit Value at end of period                      $15.575
      Number of Accumulation Units outstanding at end of              1,135
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $13.503  (a)
      Accumulation Unit Value at end of period                      $16.212
      Number of Accumulation Units outstanding at end of                604
      period (in thousands)
FRANKLIN FLEX CAP GROWTH SECURITIES FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $9.408  (a)
      Accumulation Unit Value at end of period                      $10.480
      Number of Accumulation Units outstanding at end of                108
      period (in thousands)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               51

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2005
--------------------------------------------------------------------------------
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $9.405  (a)
      Accumulation Unit Value at end of period                      $10.463
      Number of Accumulation Units outstanding at end of                 34
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                 $9.404  (a)
      Accumulation Unit Value at end of period                      $10.454
      Number of Accumulation Units outstanding at end of                 19
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $9.400  (a)
      Accumulation Unit Value at end of period                      $10.437
      Number of Accumulation Units outstanding at end of                204
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $9.400  (a)
      Accumulation Unit Value at end of period                      $10.437
      Number of Accumulation Units outstanding at end of                204
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $9.396  (a)
      Accumulation Unit Value at end of period                      $10.411
      Number of Accumulation Units outstanding at end of                 32
      period (in thousands)
FRANKLIN INCOME SECURITIES FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $13.057  (a)
      Accumulation Unit Value at end of period                      $13.537
      Number of Accumulation Units outstanding at end of              5,384
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $12.973  (a)
      Accumulation Unit Value at end of period                      $13.431
      Number of Accumulation Units outstanding at end of              1,431
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                $12.934  (a)
      Accumulation Unit Value at end of period                      $13.382
      Number of Accumulation Units outstanding at end of              6,192
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $12.856  (a)
      Accumulation Unit Value at end of period                      $13.284
      Number of Accumulation Units outstanding at end of             10,487
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $12.856  (a)
      Accumulation Unit Value at end of period                      $13.284
      Number of Accumulation Units outstanding at end of             10,487
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $12.746  (a)
      Accumulation Unit Value at end of period                      $13.144
      Number of Accumulation Units outstanding at end of              6,083
      period (in thousands)
FRANKLIN LARGE CAP GROWTH SECURITIES FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $10.613  (a)
      Accumulation Unit Value at end of period                      $11.029
      Number of Accumulation Units outstanding at end of                928
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $10.544  (a)
      Accumulation Unit Value at end of period                      $10.942
      Number of Accumulation Units outstanding at end of                224
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                $10.512  (a)
      Accumulation Unit Value at end of period                      $10.902
      Number of Accumulation Units outstanding at end of                878
      period (in thousands)

52                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2005
--------------------------------------------------------------------------------
WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
  FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $10.449  (a)
      Accumulation Unit Value at end of period                      $10.823
      Number of Accumulation Units outstanding at end of              1,951
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $10.449  (a)
      Accumulation Unit Value at end of period                      $10.823
      Number of Accumulation Units outstanding at end of              1,951
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $10.359  (a)
      Accumulation Unit Value at end of period                      $10.708
      Number of Accumulation Units outstanding at end of              1,481
      period (in thousands)
FRANKLIN LARGE CAP VALUE FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $9.708  (a)
      Accumulation Unit Value at end of period                      $10.315
      Number of Accumulation Units outstanding at end of                 58
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $9.704  (a)
      Accumulation Unit Value at end of period                      $10.297
      Number of Accumulation Units outstanding at end of                 22
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                 $9.703  (a)
      Accumulation Unit Value at end of period                      $10.289
      Number of Accumulation Units outstanding at end of                 35
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $9.699  (a)
      Accumulation Unit Value at end of period                      $10.272
      Number of Accumulation Units outstanding at end of                 88
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $9.699  (a)
      Accumulation Unit Value at end of period                      $10.272
      Number of Accumulation Units outstanding at end of                 88
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $9.695  (a)
      Accumulation Unit Value at end of period                      $10.246
      Number of Accumulation Units outstanding at end of                 11
      period (in thousands)
FRANKLIN RISING DIVIDENDS SECURITIES FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $12.810  (a)
      Accumulation Unit Value at end of period                      $13.525
      Number of Accumulation Units outstanding at end of              2,468
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $12.759  (a)
      Accumulation Unit Value at end of period                      $13.453
      Number of Accumulation Units outstanding at end of                548
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                $12.734  (a)
      Accumulation Unit Value at end of period                      $13.417
      Number of Accumulation Units outstanding at end of              2,205
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $12.683  (a)
      Accumulation Unit Value at end of period                      $13.345
      Number of Accumulation Units outstanding at end of              4,897
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $12.683  (a)
      Accumulation Unit Value at end of period                      $13.345
      Number of Accumulation Units outstanding at end of              4,897
      period (in thousands)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               53

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2005
--------------------------------------------------------------------------------
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $12.607  (a)
      Accumulation Unit Value at end of period                      $13.239
      Number of Accumulation Units outstanding at end of              2,842
      period (in thousands)
FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $10.504  (a)
      Accumulation Unit Value at end of period                      $12.070
      Number of Accumulation Units outstanding at end of                688
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $10.915  (a)
      Accumulation Unit Value at end of period                      $12.526
      Number of Accumulation Units outstanding at end of                557
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                $10.852  (a)
      Accumulation Unit Value at end of period                      $12.445
      Number of Accumulation Units outstanding at end of              1,963
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $6.257  (a)
      Accumulation Unit Value at end of period                       $7.166
      Number of Accumulation Units outstanding at end of              2,674
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $6.257  (a)
      Accumulation Unit Value at end of period                       $7.166
      Number of Accumulation Units outstanding at end of              2,674
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $10.626  (a)
      Accumulation Unit Value at end of period                      $12.145
      Number of Accumulation Units outstanding at end of                979
      period (in thousands)
FRANKLIN STRATEGIC INCOME SECURITIES FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $14.583  (a)
      Accumulation Unit Value at end of period                      $14.910
      Number of Accumulation Units outstanding at end of              1,394
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $14.110  (a)
      Accumulation Unit Value at end of period                      $14.407
      Number of Accumulation Units outstanding at end of                585
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                $14.027  (a)
      Accumulation Unit Value at end of period                      $14.314
      Number of Accumulation Units outstanding at end of              2,394
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $13.395  (a)
      Accumulation Unit Value at end of period                      $13.650
      Number of Accumulation Units outstanding at end of              2,536
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $13.395  (a)
      Accumulation Unit Value at end of period                      $13.650
      Number of Accumulation Units outstanding at end of              2,536
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $13.736  (a)
      Accumulation Unit Value at end of period                      $13.970
      Number of Accumulation Units outstanding at end of              1,845
      period (in thousands)

54                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2005
--------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $1.080  (a)
      Accumulation Unit Value at end of period                       $1.093
      Number of Accumulation Units outstanding at end of              6,654
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $1.073  (a)
      Accumulation Unit Value at end of period                       $1.084
      Number of Accumulation Units outstanding at end of              4,007
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                 $1.067  (a)
      Accumulation Unit Value at end of period                       $1.077
      Number of Accumulation Units outstanding at end of             26,062
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $1.007  (a)
      Accumulation Unit Value at end of period                       $1.016
      Number of Accumulation Units outstanding at end of             16,896
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $1.007  (a)
      Accumulation Unit Value at end of period                       $1.016
      Number of Accumulation Units outstanding at end of             16,896
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $1.045  (a)
      Accumulation Unit Value at end of period                       $1.052
      Number of Accumulation Units outstanding at end of             11,174
      period (in thousands)
MFS (R) EMERGING GROWTH SERIES
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $6.894  (a)
      Accumulation Unit Value at end of period                       $8.153
      Number of Accumulation Units outstanding at end of                 81
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $6.763  (a)
      Accumulation Unit Value at end of period                       $7.988
      Number of Accumulation Units outstanding at end of                363
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                 $6.724  (a)
      Accumulation Unit Value at end of period                       $7.936
      Number of Accumulation Units outstanding at end of                710
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $4.452  (a)
      Accumulation Unit Value at end of period                       $5.248
      Number of Accumulation Units outstanding at end of                475
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $4.452  (a)
      Accumulation Unit Value at end of period                       $5.248
      Number of Accumulation Units outstanding at end of                475
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $6.584  (a)
      Accumulation Unit Value at end of period                       $7.745
      Number of Accumulation Units outstanding at end of                189
      period (in thousands)
MFS (R) GLOBAL EQUITY SERIES
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $12.168  (a)
      Accumulation Unit Value at end of period                      $13.378
      Number of Accumulation Units outstanding at end of                 71
      period (in thousands)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               55

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2005
--------------------------------------------------------------------------------
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $11.545  (a)
      Accumulation Unit Value at end of period                      $12.677
      Number of Accumulation Units outstanding at end of                 48
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                $11.478  (a)
      Accumulation Unit Value at end of period                      $12.595
      Number of Accumulation Units outstanding at end of                154
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $10.333  (a)
      Accumulation Unit Value at end of period                      $11.323
      Number of Accumulation Units outstanding at end of                142
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $10.333  (a)
      Accumulation Unit Value at end of period                      $11.323
      Number of Accumulation Units outstanding at end of                142
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $11.239  (a)
      Accumulation Unit Value at end of period                      $12.292
      Number of Accumulation Units outstanding at end of                 80
      period (in thousands)
MFS (R) INVESTORS GROWTH STOCK SERIES
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $7.590  (a)
      Accumulation Unit Value at end of period                       $8.358
      Number of Accumulation Units outstanding at end of                169
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $7.202  (a)
      Accumulation Unit Value at end of period                       $7.921
      Number of Accumulation Units outstanding at end of                656
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                 $7.160  (a)
      Accumulation Unit Value at end of period                       $7.869
      Number of Accumulation Units outstanding at end of                872
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $5.585  (a)
      Accumulation Unit Value at end of period                       $6.129
      Number of Accumulation Units outstanding at end of                752
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $5.585  (a)
      Accumulation Unit Value at end of period                       $6.129
      Number of Accumulation Units outstanding at end of                752
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $7.011  (a)
      Accumulation Unit Value at end of period                       $7.680
      Number of Accumulation Units outstanding at end of                229
      period (in thousands)
MFS (R) INVESTORS TRUST SERIES
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $9.053  (a)
      Accumulation Unit Value at end of period                       $9.981
      Number of Accumulation Units outstanding at end of              1,720
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $7.976  (a)
      Accumulation Unit Value at end of period                       $8.782
      Number of Accumulation Units outstanding at end of              1,168
      period (in thousands)

56                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2005
--------------------------------------------------------------------------------
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                 $7.930  (a)
      Accumulation Unit Value at end of period                       $8.726
      Number of Accumulation Units outstanding at end of              2,267
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $7.796  (a)
      Accumulation Unit Value at end of period                       $8.567
      Number of Accumulation Units outstanding at end of              4,439
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $7.796  (a)
      Accumulation Unit Value at end of period                       $8.567
      Number of Accumulation Units outstanding at end of              4,439
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $7.765  (a)
      Accumulation Unit Value at end of period                       $8.516
      Number of Accumulation Units outstanding at end of              3,168
      period (in thousands)
MFS (R) HIGH INCOME SERIES
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $11.734  (a)
      Accumulation Unit Value at end of period                      $12.198
      Number of Accumulation Units outstanding at end of                473
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $11.330  (a)
      Accumulation Unit Value at end of period                      $11.762
      Number of Accumulation Units outstanding at end of                301
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                $11.265  (a)
      Accumulation Unit Value at end of period                      $11.686
      Number of Accumulation Units outstanding at end of              1,602
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $11.314  (a)
      Accumulation Unit Value at end of period                      $11.722
      Number of Accumulation Units outstanding at end of                910
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $11.314  (a)
      Accumulation Unit Value at end of period                      $11.722
      Number of Accumulation Units outstanding at end of                910
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $11.030  (a)
      Accumulation Unit Value at end of period                      $11.405
      Number of Accumulation Units outstanding at end of                569
      period (in thousands)
MFS (R) MID CAP GROWTH SERIES
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $5.306  (a)
      Accumulation Unit Value at end of period                       $6.055
      Number of Accumulation Units outstanding at end of                746
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $5.246  (a)
      Accumulation Unit Value at end of period                       $5.978
      Number of Accumulation Units outstanding at end of                431
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                 $5.221  (a)
      Accumulation Unit Value at end of period                       $5.946
      Number of Accumulation Units outstanding at end of              2,125
      period (in thousands)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               57

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2005
--------------------------------------------------------------------------------
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $5.594  (a)
      Accumulation Unit Value at end of period                       $6.362
      Number of Accumulation Units outstanding at end of              1,384
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $5.594  (a)
      Accumulation Unit Value at end of period                       $6.362
      Number of Accumulation Units outstanding at end of              1,384
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $5.120  (a)
      Accumulation Unit Value at end of period                       $5.811
      Number of Accumulation Units outstanding at end of              1,061
      period (in thousands)
MFS (R) NEW DISCOVERY SERIES
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $11.343  (a)
      Accumulation Unit Value at end of period                      $13.638
      Number of Accumulation Units outstanding at end of                759
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $10.371  (a)
      Accumulation Unit Value at end of period                      $12.453
      Number of Accumulation Units outstanding at end of                329
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                $10.310  (a)
      Accumulation Unit Value at end of period                      $12.372
      Number of Accumulation Units outstanding at end of              1,342
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $6.779  (a)
      Accumulation Unit Value at end of period                       $8.124
      Number of Accumulation Units outstanding at end of              2,619
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $6.779  (a)
      Accumulation Unit Value at end of period                       $8.124
      Number of Accumulation Units outstanding at end of              2,619
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $10.096  (a)
      Accumulation Unit Value at end of period                      $12.074
      Number of Accumulation Units outstanding at end of              1,323
      period (in thousands)
MFS (R) RESEARCH BOND SERIES
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $9.983  (a)
      Accumulation Unit Value at end of period                      $10.040
      Number of Accumulation Units outstanding at end of                 62
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $9.980  (a)
      Accumulation Unit Value at end of period                      $10.024
      Number of Accumulation Units outstanding at end of                 11
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                 $9.978  (a)
      Accumulation Unit Value at end of period                      $10.016
      Number of Accumulation Units outstanding at end of                 38
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $9.975  (a)
      Accumulation Unit Value at end of period                      $10.000
      Number of Accumulation Units outstanding at end of                 83
      period (in thousands)

58                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2005
--------------------------------------------------------------------------------
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $9.975  (a)
      Accumulation Unit Value at end of period                      $10.000
      Number of Accumulation Units outstanding at end of                 83
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $9.971  (a)
      Accumulation Unit Value at end of period                       $9.975
      Number of Accumulation Units outstanding at end of                  9
      period (in thousands)
MFS (R) RESEARCH INTERNATIONAL SERIES
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $10.019  (a)
      Accumulation Unit Value at end of period                      $11.985
      Number of Accumulation Units outstanding at end of                 25
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $10.019  (a)
      Accumulation Unit Value at end of period                      $11.969
      Number of Accumulation Units outstanding at end of                  5
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                $10.019  (a)
      Accumulation Unit Value at end of period                      $11.961
      Number of Accumulation Units outstanding at end of                 20
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $10.018  (a)
      Accumulation Unit Value at end of period                      $11.945
      Number of Accumulation Units outstanding at end of                 83
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $10.018  (a)
      Accumulation Unit Value at end of period                      $11.945
      Number of Accumulation Units outstanding at end of                 83
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $10.018  (a)
      Accumulation Unit Value at end of period                      $11.921
      Number of Accumulation Units outstanding at end of                 22
      period (in thousands)
MFS (R) RESEARCH SERIES
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $9.472  (a)
      Accumulation Unit Value at end of period                      $10.617
      Number of Accumulation Units outstanding at end of                 48
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $9.469  (a)
      Accumulation Unit Value at end of period                      $10.599
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                 $9.468  (a)
      Accumulation Unit Value at end of period                      $10.590
      Number of Accumulation Units outstanding at end of                 21
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $9.464  (a)
      Accumulation Unit Value at end of period                      $10.573
      Number of Accumulation Units outstanding at end of                 33
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $9.464  (a)
      Accumulation Unit Value at end of period                      $10.573
      Number of Accumulation Units outstanding at end of                 33
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $9.459  (a)
      Accumulation Unit Value at end of period                      $10.546
      Number of Accumulation Units outstanding at end of                  2
      period (in thousands)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               59

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2005
--------------------------------------------------------------------------------
MFS (R) TOTAL RETURN SERIES
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $13.598  (a)
      Accumulation Unit Value at end of period                      $14.061
      Number of Accumulation Units outstanding at end of              3,478
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $12.560  (a)
      Accumulation Unit Value at end of period                      $12.970
      Number of Accumulation Units outstanding at end of              1,563
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                $12.487  (a)
      Accumulation Unit Value at end of period                      $12.886
      Number of Accumulation Units outstanding at end of              6,636
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $11.752  (a)
      Accumulation Unit Value at end of period                      $12.111
      Number of Accumulation Units outstanding at end of              8,099
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $11.752  (a)
      Accumulation Unit Value at end of period                      $12.111
      Number of Accumulation Units outstanding at end of              8,099
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $12.227  (a)
      Accumulation Unit Value at end of period                      $12.576
      Number of Accumulation Units outstanding at end of              4,513
      period (in thousands)
MFS (R) VALUE SERIES
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $13.768  (a)
      Accumulation Unit Value at end of period                      $14.639
      Number of Accumulation Units outstanding at end of                383
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $13.713  (a)
      Accumulation Unit Value at end of period                      $14.561
      Number of Accumulation Units outstanding at end of                 68
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                $13.686  (a)
      Accumulation Unit Value at end of period                      $14.522
      Number of Accumulation Units outstanding at end of                355
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $13.631  (a)
      Accumulation Unit Value at end of period                      $14.445
      Number of Accumulation Units outstanding at end of                484
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $13.631  (a)
      Accumulation Unit Value at end of period                      $14.445
      Number of Accumulation Units outstanding at end of                484
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $13.549  (a)
      Accumulation Unit Value at end of period                      $14.330
      Number of Accumulation Units outstanding at end of                404
      period (in thousands)
MUTUAL DISCOVERY SECURITIES FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $14.600  (a)
      Accumulation Unit Value at end of period                      $16.585
      Number of Accumulation Units outstanding at end of                959
      period (in thousands)

60                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2005
--------------------------------------------------------------------------------
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $14.541  (a)
      Accumulation Unit Value at end of period                      $16.497
      Number of Accumulation Units outstanding at end of                198
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                $14.512  (a)
      Accumulation Unit Value at end of period                      $16.453
      Number of Accumulation Units outstanding at end of                993
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $14.454  (a)
      Accumulation Unit Value at end of period                      $16.366
      Number of Accumulation Units outstanding at end of              1,772
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $14.454  (a)
      Accumulation Unit Value at end of period                      $16.366
      Number of Accumulation Units outstanding at end of              1,772
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $14.367  (a))
      Accumulation Unit Value at end of period                      $16.235
      Number of Accumulation Units outstanding at end of              1,167
      period (in thousands)
MUTUAL SHARES SECURITIES FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $15.153  (a)
      Accumulation Unit Value at end of period                      $16.683
      Number of Accumulation Units outstanding at end of              2,738
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $13.515  (a)
      Accumulation Unit Value at end of period                      $14.859
      Number of Accumulation Units outstanding at end of              1,298
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                $13.436  (a)
      Accumulation Unit Value at end of period                      $14.763
      Number of Accumulation Units outstanding at end of              6,334
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $12.815  (a)
      Accumulation Unit Value at end of period                      $14.062
      Number of Accumulation Units outstanding at end of              6,872
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $12.815  (a)
      Accumulation Unit Value at end of period                      $14.062
      Number of Accumulation Units outstanding at end of              6,872
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $13.157  (a)
      Accumulation Unit Value at end of period                      $14.408
      Number of Accumulation Units outstanding at end of              4,064
      period (in thousands)
TEMPLETON DEVELOPING MARKETS SECURITIES FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $14.727  (a)
      Accumulation Unit Value at end of period                      $18.733
      Number of Accumulation Units outstanding at end of                418
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $12.671  (a)
      Accumulation Unit Value at end of period                      $16.096
      Number of Accumulation Units outstanding at end of                200
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                $12.597  (a)
      Accumulation Unit Value at end of period                      $15.992
      Number of Accumulation Units outstanding at end of                675
      period (in thousands)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               61

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2005
--------------------------------------------------------------------------------
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $15.077  (a)
      Accumulation Unit Value at end of period                      $19.114
      Number of Accumulation Units outstanding at end of                824
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $15.077  (a)
      Accumulation Unit Value at end of period                      $19.114
      Number of Accumulation Units outstanding at end of                824
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $12.335  (a)
      Accumulation Unit Value at end of period                      $15.607
      Number of Accumulation Units outstanding at end of                668
      period (in thousands)
TEMPLETON FOREIGN SECURITIES FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $10.823  (a)
      Accumulation Unit Value at end of period                      $12.104
      Number of Accumulation Units outstanding at end of              2,501
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $10.303  (a)
      Accumulation Unit Value at end of period                      $11.506
      Number of Accumulation Units outstanding at end of                642
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                $10.243  (a)
      Accumulation Unit Value at end of period                      $11.432
      Number of Accumulation Units outstanding at end of              2,492
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $9.752  (a)
      Accumulation Unit Value at end of period                      $10.870
      Number of Accumulation Units outstanding at end of              5,726
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $9.752  (a)
      Accumulation Unit Value at end of period                      $10.870
      Number of Accumulation Units outstanding at end of              5,726
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $10.030  (a)
      Accumulation Unit Value at end of period                      $11.157
      Number of Accumulation Units outstanding at end of              3,865
      period (in thousands)
TEMPLETON GROWTH SECURITIES FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $12.979  (a)
      Accumulation Unit Value at end of period                      $14.202
      Number of Accumulation Units outstanding at end of              2,176
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $12.054  (a)
      Accumulation Unit Value at end of period                      $13.172
      Number of Accumulation Units outstanding at end of                858
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                $11.983  (a)
      Accumulation Unit Value at end of period                      $13.087
      Number of Accumulation Units outstanding at end of              3,293
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $11.764  (a)
      Accumulation Unit Value at end of period                      $12.830
      Number of Accumulation Units outstanding at end of              4,766
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $11.764  (a)
      Accumulation Unit Value at end of period                      $12.830
      Number of Accumulation Units outstanding at end of              4,766
      period (in thousands)

62                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2005
--------------------------------------------------------------------------------
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $11.734  (a)
      Accumulation Unit Value at end of period                      $12.772
      Number of Accumulation Units outstanding at end of              3,014
      period (in thousands)

(a)  Inception date May 2, 2005.

(b) Inception date July 5, 2005.

                                     PART A

HARTFORD SELECT LEADERS


SEPARATE ACCOUNT SEVEN
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085

[TELEPHONE ICON]      1-800-862-6668 (CONTRACT OWNERS)
                      1-800-862-7155 (REGISTERED REPRESENTATIVES)
[COMPUTER ICON]       WWW.HARTFORDINVESTOR.COM

                                                             [THE HARTFORD LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



This prospectus describes information you should know before you purchase Series V of Hartford Select Leaders variable annuity. Please read it carefully before you purchase your variable annuity or make subsequent Premium Payments.




This variable annuity is a Contract between you and Hartford Life and Annuity Insurance Company ("us," "we" or "our") where you agree to make at least one Premium Payment. Your Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:


X  Flexible, because you may add Premium Payments at any time.

X Generally tax-deferred, which means you may not have to pay taxes until you take money out or until we start to make Annuity Payouts.

X Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.



You must allocate your Premium Payment to "Sub-Accounts." The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products and certain other non-public investors ("Funds"). These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund even though they may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Funds are part of the following portfolio companies: AIM Variable Insurance Funds, American Funds Insurance Series, Franklin Templeton Variable Insurance Products Trust, Hartford Series Fund, Inc., MFS(R) Variable Insurance TrustSM, Morgan Stanley Select Dimensions Series, Van Kampen Life Investment Trust and The Universal Institutional Funds, Inc. The Funds are described in greater detail in Section 3.




In certain Contracts, you may also allocate some or all of your Premium Payment to the Fixed Account, which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Account are not segregated from our assets like the assets of the Separate Account.




Please read this prospectus carefully before investing and keep it for your records. You can also contact us to get a Statement of Additional Information free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC" or "Commission"). Although we file this prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (www.sec.gov). You may also obtain a copy of this prospectus and the Statement of Additional Information, as amended from time to time, in a compact disk by contacting us.


This Contract IS NOT:

-   A bank deposit or obligation

-   Federally insured

-   Endorsed by any bank or governmental agency



This variable annuity may not be suitable for everyone. This variable annuity may not be appropriate for people who do not have a long time horizon for the investments or intend to engage in market timing. If you are investing in a variable annuity through a tax-advantaged retirement plan (such as a 401(k) plan or Individual Retirement Account ("IRA"), you will get NO ADDITIONAL TAX advantage from this variable annuity. Under these circumstances, consider buying a variable annuity only if it makes sense because of the annuity's other features, such as lifetime income payments and death benefit protection. The tax rules that apply to variable annuities can be complicated -- before investing, you may want to consult a tax adviser about the tax consequences to you of investing in a variable annuity.




This prospectus is written in connection with the promotion or marketing of the matters(s) addressed in this material. The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.


--------------------------------------------------------------------------------



PROSPECTUS DATED: AUGUST 14, 2006
STATEMENT OF ADDITIONAL INFORMATION DATED: AUGUST 14, 2006

2                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

TABLE OF CONTENTS



                                                                          PAGE
--------------------------------------------------------------------------------
1. HIGHLIGHTS                                                                  3
2. SYNOPSIS                                                                    7
3. GENERAL CONTRACT INFORMATION                                               14
        The Company                                                           14
        The Separate Account                                                  14
        The Funds                                                             14
        Fixed Account                                                         21
4. PERFORMANCE RELATED INFORMATION                                            22
5. THE CONTRACT                                                               23
        a. Purchases and Contract Value                                       23
        b. Charges and Fees                                                   28
        c. Surrenders                                                         30
        d. Annuity Payouts                                                    32
        e. Standard Death Benefits                                            36
        f. Other Programs Available                                           39
6. OPTIONAL DEATH BENEFITS                                                    41
        a. MAV Plus                                                           41
7. OPTIONAL WITHDRAWAL BENEFITS                                               43
        a. The Hartford's Principal First Preferred                           43
        b. The Hartford's Lifetime Income Foundation                          47
        c. The Hartford's Lifetime Income Builder II                          54
        d. The Hartford's Principal First                                     63
8. OTHER INFORMATION                                                          66
        a. Definitions                                                        66
        b. State Variations                                                   69
        c. Legal Matters                                                      70
        d. Financial Statements                                               71
        e. More Information                                                   72
9. FEDERAL TAX CONSIDERATIONS                                                 74
10. TAX QUALIFIED RETIREMENT PLANS                                            80
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                      87
APPENDIX I -- BENEFIT EXAMPLES                                                88
APPENDIX II -- ACCUMULATION UNIT VALUES                                       93
APPENDIX A -- PRODUCT COMPARISON INFORMATION                                 101
APPENDIX B -- OPTIONAL BENEFITS COMPARISONS                                  105
APPENDIX C -- THE HARTFORD'S LIFETIME INCOME BUILDER                         111

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                3

-------------------------------------------------------------------------------



1. HIGHLIGHTS




A. HOW TO BUY OUR VARIABLE ANNUITY




We offer several types of individual deferred variable annuities. Available variations of this Contract generally differ in terms of:




- Fees & Charges                          - Fixed Account
- Liquidity                               - Minimum Initial Investment





For a side-by-side comparison of the differences between these types of Contracts, see Appendix A. NOT EVERY TYPE OF CONTRACT IS NECESSARILY AVAILABLE FROM YOUR BROKER-DEALER, INVESTMENT ADVISER, FINANCIAL ADVISER OR SELLING FIRM ("Registered Representative"). The type of Contract you select will be specified on your application.




PREMIUM PAYMENTS --




To purchase a Contract, you must complete our application or order request and submit it to us for approval with your first Premium Payment. The minimum first Premium Payment must be:




            NON-QUALIFIED CONTRACTS                    QUALIFIED CONTRACTS
--------------------------------------------------------------------------------
                     $1,000                                   $1,000





In some circumstances, we may permit a lower minimum initial investment if you enroll in the Automatic Additions Program. Minimum additional investments must generally be $500 (other than systematic additional investments of as little as $50 from a checking or savings account into your Contract made through the Automatic Additions Program, subject to state variations). See Section 5(f) for a description of this optional program. Premium Payments may not exceed $1 million without our prior approval. For more information, see Section 5(a).




MAXIMUM ISSUE AGE: Subject to state variations and rider limitations, the Annuitant, Owner or joint Owner cannot be older than age 85 on the date your Contract is issued. See sections 5(a) & 8(b) for more information. We, or any Registered Representative, may refuse to sell a Contract or any optional benefit rider to any person based on their age and other criteria. Certain optional benefit riders may have separate maximum issue age restrictions as listed below or may be subject to further restrictions set by your Registered Representative or us. See section 1(b) for additional information.




RIGHT TO EXAMINE PERIOD: For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract without a sales charge. You may be subject to market losses or gains prior to our receipt of your request for cancellation. See section 8(b)for state variations.




B. PROTECTION BENEFITS




We offer two types of protection benefits through this Contract.




- WITHDRAWAL BENEFITS provide you with an income stream over your lifetime or for a certain period and frequency during either the accumulation phase (while you may make Premium Payments) or pay-out phase of your Contract (while you receive Annuity Payouts). Our optional guaranteed minimum withdrawal benefits are available for an additional fee.




- DEATH BENEFITS provide a way to transfer your Death Benefit value to your Beneficiary upon the death of the Annuitant, Contract Owner or joint Contract Owner before we begin to make Annuity Payouts. The Death Benefit issued with your Contract is based on the age of the Annuitant, Contract Owner or joint Contract Owner on the date the Contract is issued. Death Benefits include "Standard Death Benefits" or "optional Death Benefits" which are available for an additional fee.




ANNUITY PAYOUT OPTIONS --




When your Contract reaches the Annuity Commencement Date (the end of the accumulation phase and the beginning of the pay-out phase), we convert your Contract Value ("annuitize") into Annuity Payouts. We offer the following ways that you can take Annuity Payouts:




- Payments for a Period Certain           - Life Annuity
- Life Annuity with Payments for a        - Life Annuity with a Cash Refund
  Period Certain
- Joint and Last Survivor Annuity with    - Joint and Last Survivor Annuity
  Payments for a Period Certain
                                          - Joint and Last Survivor Annuity with
                                            Payments for a Period Certain

4                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------



OPTIONAL WITHDRAWAL BENEFITS --




We offer the following ways for you to receive a guaranteed withdrawal amount before you annuitize your Contract:




- THE HARTFORD'S PRINCIPAL FIRST PREFERRED: This rider provides an annual Benefit Payment generally equal to 5% of your Premium Payments during each Contract Year until your Benefit Amount is reduced to zero. Benefit Payments can begin at any time and can be taken on any schedule that you request. [Maximum issue ages of Owner(s) and Annuitant -- 70 for non-qualified plans and IRA or qualified plans]. See Section 7(a) for more information.




- THE HARTFORD'S LIFETIME INCOME FOUNDATION: Provided you follow the benefit rules, this rider provides an annual Lifetime Benefit Payment that is intended to continue over the lifetimes of one or more Covered Lives depending on the survivor option chosen. The amount of your Lifetime Benefit Payment is dependent upon the date of your first partial Surrender and the age of the Relevant Covered Life. [Single Life Option: Maximum issue ages of Owner(s) and Annuitant -- 80; Joint/Spousal Option: Maximum issue ages of Owner(s), Annuitant and Beneficiary -- 80] See Section 7(b) for more information.




- THE HARTFORD'S LIFETIME INCOME BUILDER II: Provided you follow the benefit rules, this rider provides an annual Lifetime Benefit Payment that is intended to continue over the lifetimes of one or more Covered Lives depending on the survivor option chosen. The amount of your Lifetime Benefit Payment is dependent upon the date of your first partial Surrender, the age of the Relevant Covered Life and automatic annual Payment Base increases. [Single Life Option: Maximum issue ages of Owner(s) and Annuitant -- 75; Joint/Spousal Option: Maximum issue ages of Owner(s), Annuitant and Beneficiary -- 75]: See Section 7(c) for more information. Subject to state approval of this rider, The Hartford's Lifetime Income Builder is closed to new investors. Please refer to Appendix C for a description of that rider.




- THE HARTFORD'S PRINCIPAL FIRST: This rider provides a Benefit Payment generally equal to 7% of your Benefit Amount during each Contract Year, as may be adjusted for step-ups that you may elect on or after the fifth Contract Anniversary or five years after the last step up occurred until your Benefit Amount is reduced to zero. Benefit Payments can begin at any time and can be taken on any schedule that you request. [Maximum issue ages of Owner(s) and Annuitant -- 85 for non-qualified plans and age 80 for IRA or qualified plans]. See Section 7(d) for more information.




Certain optional withdrawal benefit riders include investment restrictions that we do not currently enforce. If enforced, they could impact investment performance and Sub-Account choices.




Optional withdrawal benefits are acutely affected by Surrenders in excess of permissible limits (speed limits). Because violation of these restrictions could accelerate depletion of future withdrawals and "lifetime" benefits, investors should carefully consider their liquidity needs before selecting any of these optional riders.




Please refer to Appendix B for a side-by-side comparison of optional withdrawal benefits. Please refer to Appendix C for a description of The Hartford's Lifetime Income Builder which is closed to new investors pending state approval of The Hartford's Lifetime Income Builder II.




DEATH BENEFITS




STANDARD DEATH BENEFITS --




- PREMIUM SECURITY DEATH BENEFIT (Maximum issue age(s) of Owner(s) and Annuitant -- 80): The highest of:




    -   Contract Value;




    -   Total Premium Payments adjusted for partial Surrenders; or




    - The lesser of Maximum Anniversary Value or the sum of Contract Value plus 25% of Maximum Anniversary Value (excluding Premium Payments we receive within 12 months of death).




-   ASSET PROTECTION DEATH BENEFIT (Issue age(s) of Owner(s) and Annuitant -- 81
    - 85): The highest of:




    -   Contract Value; or




    - The lesser of Premium Payments (adjusted for partial Surrenders) or the sum of Contract Value plus 25% of total Premium Payments adjusted for partial Surrenders (excluding Premium Payments we receive within 12 months of death).




References to "Contract Value" refer to such value on the date we receive due proof of death. See Section 5(e) for more information.




- The Hartford's Lifetime Income Foundation and Hartford's Lifetime Income Builder II each include a death benefit feature that guarantees that we will pay to the Beneficiary the greater of the Contract Value or return of Premium Payments adjusted for Surrenders. These death benefit features replace the Standard Death Benefit provided under this Contract. See Sections 7(b) and 7(c) for more information.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                5

-------------------------------------------------------------------------------



OPTIONAL DEATH BENEFITS --




- MAV/MAV Plus (Maximum issue ages of Owner(s) and Annuitant -- 75): The MAV Plus Death Benefit guarantees that we will pay to the Beneficiary the greater of the Premium Security Death Benefit or the greatest of: (i) Maximum Anniversary Value, or (ii) the Earnings Protection Benefit. The MAV Plus Death Benefit is not available in certain states and is replaced by an alternative Death Benefit called the "MAV Death Benefit" (which excludes the Earnings Protection Benefit). See Sections 6(a) & 8(b) for more information.




C. INVESTMENT OPTIONS




We offer a variety of Fund investment options to help you meet your investment goals and risk tolerance. The list of available Funds varies by the form of Contract you select. Investment performance associated with the Funds you select affect your Contract Value and other benefits under this Contract. The Funds and investment programs are described in greater detail in sections 3 & 5(f).




In certain Contracts, you may also allocate some or all of your Premium Payment to the Fixed Account which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Refer to Appendix A for a description of forms of Contract that provide a Fixed Account.




D. CHARGES AND FEES




SALES CHARGES --




This Contract is subject to a Contingent Deferred Sales Charge when you make a full or partial Surrender of your Contract, subject to certain exceptions. Please refer to Sections 2, 5(b) and 8(b) for more information.




CONTRACT CHARGES --




This Contract is subject to the following charges:




-   Mortality and Expense Risk Charges




-   Administrative Charges




-   Annual Maintenance Fee




-   Premium Taxes




-   Optional Rider Fees (if chosen)




Charges and fees may have a significant impact on Contract Values and the investment performance of Sub-Accounts. This impact may appear to be more significant with Contracts with lower Contract Values. See Sections 2, 5(b), 6, 7 and 8(b) for more information.




E. SOME THINGS TO CONSIDER BEFORE YOU BUY A VARIABLE ANNUITY




You should work with a Registered Representative that you trust (along with a family member or friend, if needed), read all sales and disclosure materials thoroughly, and ask questions to ensure that you understand what you are buying. Owning a deferred variable annuity represents a long-term financial commitment that can offer real benefits. However, a variable annuity may not be right for everyone. BEFORE YOU INVEST, YOU SHOULD CONSIDER WHETHER, AMONG OTHER THINGS,
YOU:




- intend to hold the variable annuity for an appropriate period of time (also referred to as investment time horizon);




-   can afford to make Premium Payments based on your other assets and income;




- understand how this product works and how charges may affect your investments;




-   are able to accept market fluctuations based on underlying Fund performance;




- have a need for income, tax deferral or a death benefit (especially if you are an older person);




-   do not plan to make frequent Sub-Account transfers;




- know that taking Surrenders may have tax consequences such as, for instance, if you are younger than 59 1/2 when you make a Surrender, you may have to pay a federal income tax penalty on some or all of the money you take out. See Sections 9 & 10 for more information;




- understand that investing in a variable annuity through any form of qualified plan or IRA will provide no additional tax advantages;

6                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------



- understand that, pursuant to IRS Regulations, required minimum distributions from qualified contracts will be determined based on the actuarial present value of any additional benefits provided under the annuity as well as the annuity's prior year-end value; and/or




- realize that transferring the ownership of your Contract may trigger adverse tax consequences and can result in the recalculation of your benefits.




For more information about variable annuities, see www.nasd.com.




F. WILL YOUR REGISTERED REPRESENTATIVE BE PAID A COMMISSION OR RECEIVE ANY TYPE OF COMPENSATION FOR SELLING THIS VARIABLE ANNUITY?




We pay an up-front commission to the Financial Intermediary that your Registered Representative is associated with of generally up to 7% of each Premium Payment or trail commissions of generally not more than 1% of your Contract Value. Commissions vary based on the type of Contract sold. We also pay a lower commission for sales to persons over age 80. We also provide various promotional incentives to induce Financial Intermediaries to promote our products over others. This could create an incentive for your Registered Representative to recommend products that best compensate them rather than ones that may meet your needs. Check with your Registered Representative about how they are being compensated for their recommendations. See section 8(c) for more information.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                7

-------------------------------------------------------------------------------



2. SYNOPSIS




THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT OR SURRENDER THE CONTRACT. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.




CONTRACT OWNER TRANSACTION EXPENSES




SALES CHARGE IMPOSED ON PURCHASES (AS A PERCENTAGE OF PREMIUM PAYMENTS)                               None
CONTINGENT DEFERRED SALES CHARGE (AS A PERCENTAGE OF PREMIUM PAYMENTS) (1)
        First Year (2)                                                                                        7%
        Second Year                                                                                           7%
        Third Year                                                                                            7%
        Fourth Year                                                                                           6%
        Fifth Year                                                                                            5%
        Sixth Year                                                                                            4%
        Seventh Year                                                                                          3%
        Eighth Year                                                                                           0%
        Surrender Fee (as a percentage of amount Surrendered, if applicable)                                  0%
        Exchange Fee                                                                                          0%





(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. See section 5(b) for more information.




(2)  Length of time from each Premium Payment.




CONTRACT OWNER PERIODIC EXPENSES




THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS (EXCEPT AS NOTED) DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.




ANNUAL MAINTENANCE FEE (3)                                                                               $30
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account Value)
        Mortality and Expense Risk Charge                                                                  1.15%
        Administrative Charge                                                                              0.20%
        Total Separate Account Annual Expenses                                                             1.35%
MAXIMUM OPTIONAL CHARGES (as a percentage of average daily Sub-Account Value
        The Hartford's Principal First Preferred Charge (4)                                                0.20%
        The Hartford's Principal First Charge (4)(5)                                                       0.75%
        MAV/MAV Plus Charge                                                                                0.30%
        Total Separate Account Annual Expenses with optional benefit separate account charges (4)          2.40%
MAXIMUM OPTIONAL CHARGES (as a percentage of Benefit Amount or Payment Base)
        The Hartford's Lifetime Income Foundation (4)(6)(7)                                                0.30%
        The Hartford's Lifetime Income Builder II Charge (4)(5)(6)(7)                                      0.75%
        The Hartford's Lifetime Income Builder Charge (4)(5)(6)(7)                                         0.75%





(3) An annual $30 charge deducted on a Contract Anniversary and upon Surrender if the Contract Value at either of those times is less than $50,000.




(4) Total Separate Account Annual Expenses with optional Separate Account based charges includes charges for the highest combination of optional charges. You may choose only one of the following: The Hartford's Principal First Preferred, The Hartford's Lifetime Income Foundation, The Hartford's Principal First or The Hartford's Lifetime Income Builder II. If The Hartford's Lifetime Income Builder II has not yet been approved in your state, you may choose The Hartford's Lifetime Income Builder instead.




(5) The current charges for new purchases of a Contract with The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II and The Hartford's Principal First are 0.40%, 0.40% and 0.50%, respectively.

8                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------



(6) The annual charge is deducted on each Contract Anniversary and upon Surrender. We reserve the right to waive the rider charge if you Surrender your Contract prior to your first Contract Anniversary from the initial offering of this rider.




(7) The charge for The Hartford's Lifetime Income Foundation and The Hartford's Lifetime Income Builder II is based on your Payment Base. The charge for The Hartford's Lifetime Income Builder is based on your Benefit Amount.




THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


                                                    MINIMUM          MAXIMUM
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                  0.49  %          4.03  %
  (these are expenses that are deducted from
  Fund assets,
  including management fees, Rule 12b-1
  distribution
  and/or service fees, and other expenses)

THE NEXT TABLE SHOWS THE TOTAL ANNUAL FUND OPERATING EXPENSES FOR EACH UNDERLYING FUND AS OF ITS YEAR END. ACTUAL FEES AND EXPENSES FOR THE UNDERLYING FUNDS VARY DAILY. AS A RESULT, THE FEES AND EXPENSES FOR ANY GIVEN DAY MAY BE GREATER OR LESS THAN THE TOTAL ANNUAL FUND OPERATING EXPENSES LISTED BELOW. MORE DETAIL CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND. THE INFORMATION PRESENTED, INCLUDING ANY EXPENSE REIMBURSEMENT ARRANGEMENTS, IS BASED ON PUBLICLY-AVAILABLE INFORMATION AND IS QUALIFIED IN ITS ENTIRETY BY THE THEN CURRENT PROSPECTUS FOR EACH UNDERLYING FUND. THESE EXPENSES MAY VARY FROM YEAR TO YEAR.

                         ANNUAL FUND OPERATING EXPENSES
                           AS OF THE FUND'S YEAR END
                        (As a percentage of net assets)


                                                                    12B-1
                                                                 DISTRIBUTION                        TOTAL ANNUAL
                                                                    AND/OR                               FUND
                                                MANAGEMENT        SERVICING           OTHER           OPERATING
FUND                                               FEES              FEES            EXPENSES          EXPENSES
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund -- Series I             0.72%               N/A             0.30%             1.02%
AIM V.I. Capital Appreciation Fund --             0.61%               N/A             0.29%             0.90%
  Series I
AIM V.I. Core Equity Fund -- Series I             0.60%               N/A             0.27%             0.87%
AIM V.I. Demographic Trends Fund --Series I       0.77%               N/A             0.38%             1.15%
AIM V.I. Government Securities Fund --            0.47%               N/A             0.41%             0.88%
  Series I
AIM V.I. International Growth Fund --             0.73%               N/A             0.38%             1.11%
  Series I
AIM V.I. Large Cap Growth Fund --Series I         0.75%               N/A             0.41%             1.16%
AIM V.I. Mid Cap Core Equity Fund - -             0.72%               N/A             0.31%             1.03%
  Series I
AIM V.I. Small Cap Equity Fund --Series I         0.85%               N/A             0.72%             1.57%
American Funds Asset Allocation Fund --           0.34%  (11)       0.25%             0.01%             0.60%
  Class 2
American Funds Blue Chip Income and Growth        0.44%  (11)       0.25%             0.01%             0.70%
  Fund --Class 2
American Funds Bond Fund -- Class 2               0.43%  (11)       0.25%             0.01%             0.69%
American Funds Global Growth Fund -- Class        0.58%  (11)       0.25%             0.04%             0.87%
  2

                                                                         TOTAL NET
                                                 CONTRACTUAL              ANNUAL
                                                FEE WAIVERS OR             FUND
                                                   EXPENSE               OPERATING
FUND                                            REIMBURSEMENTS           EXPENSES
-------------------------------------------
AIM V.I. Basic Value Fund -- Series I             0.05%                 0.97%  (1)(2)
AIM V.I. Capital Appreciation Fund --               N/A                 0.90%  (2)(5)
  Series I
AIM V.I. Core Equity Fund -- Series I               N/A                 0.87%  (2)(5)(6)
AIM V.I. Demographic Trends Fund --Series I       0.14%                 1.01%  (1)(3)
AIM V.I. Government Securities Fund --            0.04%                 0.84%  (7)(8)
  Series I
AIM V.I. International Growth Fund --               N/A                 1.11%  (2)
  Series I
AIM V.I. Large Cap Growth Fund --Series I         0.15%                 1.01%  (3)(4)(5)(9)
AIM V.I. Mid Cap Core Equity Fund - -               N/A                 1.03%  (2)
  Series I
AIM V.I. Small Cap Equity Fund --Series I         0.42%                 1.15%  (9)(10)
American Funds Asset Allocation Fund --           0.03%                 0.57%
  Class 2
American Funds Blue Chip Income and Growth        0.04%                 0.66%
  Fund --Class 2
American Funds Bond Fund -- Class 2               0.04%                 0.65%
American Funds Global Growth Fund -- Class        0.05%                 0.82%
  2

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                9

-------------------------------------------------------------------------------


                                                                    12B-1
                                                                 DISTRIBUTION                        TOTAL ANNUAL
                                                                    AND/OR                               FUND
                                                MANAGEMENT        SERVICING           OTHER           OPERATING
FUND                                               FEES              FEES            EXPENSES          EXPENSES
-------------------------------------------------------------------------------------------------------------------
American Funds Global Growth and Income           0.69%  (*)        0.25%             0.04%             0.98%
  Fund --Class 2
American Funds Global Small Capitalization        0.74%  (11)       0.25%             0.05%             1.04%
  Fund -- Class 2
American Funds Growth Fund --                     0.33%  (11)       0.25%             0.02%             0.60%
  Class 2
American Funds Growth-Income Fund -- Class        0.28%  (11)       0.25%             0.01%             0.54%
  2
American Funds International Fund -- Class        0.52%  (11)       0.25%             0.05%             0.82%
  2
American Funds New World Fund --Class 2           0.84%  (11)       0.25%             0.08%             1.17%
Franklin Flex Cap Growth Securities Fund --       0.75%  (12)       0.25%  (13)       0.48%  (12)       1.48%  (14)
  Class 2
Franklin Income Securities Fund --Class 2         0.46%  (15)       0.25%  (13)       0.02%             0.73%
Franklin Large Cap Growth Securities Fund         0.73%  (15)       0.25%  (13)       0.03%             1.01%
  -- Class 2
Franklin Large Cap Value Securities Fund --       0.74%  (12)       0.22%  (13)       0.91%  (12)       1.87%  (14)
  Class 2
Franklin Rising Dividends Securities Fund         0.62%  (15)       0.25%  (13)       0.02%             0.89%
  --Class 2
Franklin Small-Mid Cap Growth Securities          0.48%             0.25%  (13)       0.28%             1.01%
  Fund --Class 2
Franklin Strategic Income Securities Fund         0.39%               N/A             0.27%             0.66%
  -- Class 1
Hartford Money Market HLS Fund -- Class IA        0.45%               N/A             0.04%             0.49%
MFS(R) Capital Opportunities Series --            0.75%               N/A             0.23%  (17)       0.98%  (17)
  Initial Class
MFS(R) Emerging Growth Series --Initial           0.75%               N/A             0.13%  (17)       0.88%  (17)
  Class
MFS(R) Global Equity Series --Initial Class       1.00%               N/A             0.48%  (17)       1.48%  (17)
MFS(R) High Income Series --Initial Class         0.75%               N/A             0.15%  (17)       0.90%  (17)
MFS(R) Investors Growth Stock Series --           0.75%               N/A             0.15%  (17)       0.90%  (17)
  Initial Class
MFS(R) Investors Trust Series --Initial           0.75%               N/A             0.13%  (17)       0.88%  (17)
  Class
MFS(R) Mid Cap Growth Series --Initial            0.75%               N/A             0.17%  (17)       0.92%  (17)
  Series
MFS(R) New Discovery Series --Initial Class       0.90%               N/A             0.16%  (17)       1.06%  (17)
MFS(R) Research Bond Series --Initial Class       0.60%               N/A             0.52%  (17)       1.12%  (17)
MFS(R) Research International Series --           0.90%               N/A             3.13%  (17)       4.03%  (17)
  Initial Class

                                                                         TOTAL NET
                                                 CONTRACTUAL              ANNUAL
                                                FEE WAIVERS OR             FUND
                                                   EXPENSE               OPERATING
FUND                                            REIMBURSEMENTS           EXPENSES
-------------------------------------------
American Funds Global Growth and Income             N/A                 0.98%
  Fund --Class 2
American Funds Global Small Capitalization        0.07%                 0.97%
  Fund -- Class 2
American Funds Growth Fund --                     0.03%                 0.57%
  Class 2
American Funds Growth-Income Fund -- Class        0.02%                 0.52%
  2
American Funds International Fund -- Class        0.05%                 0.77%
  2
American Funds New World Fund --Class 2           0.07%                 1.10%
Franklin Flex Cap Growth Securities Fund --       0.55%  (12)           0.93%  (12)
  Class 2
Franklin Income Securities Fund --Class 2           N/A                 0.73%
Franklin Large Cap Growth Securities Fund           N/A                 1.01%
  -- Class 2
Franklin Large Cap Value Securities Fund --       0.97%  (12)           0.90%  (12)
  Class 2
Franklin Rising Dividends Securities Fund         0.02%  (16)           0.87%  (16)
  --Class 2
Franklin Small-Mid Cap Growth Securities          0.02%  (16)           0.99%  (16)
  Fund --Class 2
Franklin Strategic Income Securities Fund           N/A                 0.66%
  -- Class 1
Hartford Money Market HLS Fund -- Class IA          N/A                 0.49%
MFS(R) Capital Opportunities Series --            0.08%  (18)           0.90%  (17)
  Initial Class
MFS(R) Emerging Growth Series --Initial             N/A                 0.88%  (17)
  Class
MFS(R) Global Equity Series --Initial Class       0.33%  (18)           1.15%  (17)
MFS(R) High Income Series --Initial Class         0.00%  (18)           0.90%  (17)
MFS(R) Investors Growth Stock Series --             N/A                 0.90%  (17)
  Initial Class
MFS(R) Investors Trust Series --Initial             N/A                 0.88%  (17)
  Class
MFS(R) Mid Cap Growth Series --Initial              N/A                 0.92%  (17)
  Series
MFS(R) New Discovery Series --Initial Class         N/A                 1.06%  (17)
MFS(R) Research Bond Series --Initial Class       0.42%  (19)(20)       0.70%  (17)
MFS(R) Research International Series --           2.93%  (20)           1.10%  (17)
  Initial Class

10                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                    12B-1
                                                                 DISTRIBUTION                        TOTAL ANNUAL
                                                                    AND/OR                               FUND
                                                MANAGEMENT        SERVICING           OTHER           OPERATING
FUND                                               FEES              FEES            EXPENSES          EXPENSES
-------------------------------------------------------------------------------------------------------------------
MFS(R) Research Series -- Initial Class           0.75%               N/A             0.18%  (17)       0.93%  (17)
MFS(R) Total Return Series -- Initial Class       0.75%               N/A             0.09%  (17)       0.84%  (17)
MFS(R) Value Series -- Initial Class              0.75%               N/A             0.16%  (17)       0.91%  (17)
Mutual Discovery Securities Fund --Class 2        0.80%             0.25%  (13)       0.23%             1.28%
Mutual Shares Securities Fund --                  0.60%             0.25%  (13)       0.18%             1.03%
  Class 2
Templeton Developing Markets Securities           1.24%               N/A             0.29%             1.53%
  Fund -- Class 1
Templeton Foreign Securities Fund --Class 2       0.65%             0.25%             0.17%             1.07%
Templeton Growth Securities Fund --Class 2        0.75%  (15)       0.25%  (13)       0.07%             1.07%
Morgan Stanley --Capital Opportunities            0.67%             0.25%             0.22%             1.14%
  Portfolio -- Class Y
Morgan Stanley --Developing Growth                0.42%             0.25%             0.21%             0.88%
  Portfolio -- Class Y
Morgan Stanley --Dividend Growth Portfolio        0.52%             0.25%             0.11%             0.88%
  -- Class Y
Morgan Stanley --Flexible Income Portfolio        0.32%             0.25%             0.28%             0.85%
  -- Class Y
Morgan Stanley --Focus Growth Portfolio --        0.54%             0.25%             0.13%             0.92%
  Class Y
Morgan Stanley --Global Equity Portfolio --       0.92%             0.25%             0.20%             1.37%
  Class Y
Van Kampen LIT Comstock Portfolio -- Class        0.56%             0.25%             0.03%             0.84%
  II
Van Kampen LIT Growth and Income Portfolio        0.57%             0.25%             0.04%             0.86%
  --Class II
Van Kampen -- UIF International Growth            0.75%  (21)       0.35%  (21)       0.58%  (22)       1.68%  (21)
  Equity Portfolio -- Class II
Van Kampen -- UIF U.S. Mid Cap Value              0.72%             0.35%             0.29%             1.36%
  Portfolio --Class II (23)

                                                                         TOTAL NET
                                                 CONTRACTUAL              ANNUAL
                                                FEE WAIVERS OR             FUND
                                                   EXPENSE               OPERATING
FUND                                            REIMBURSEMENTS           EXPENSES
-------------------------------------------
MFS(R) Research Series -- Initial Class             N/A                 0.93%  (17)
MFS(R) Total Return Series -- Initial Class         N/A                 0.84%  (17)
MFS(R) Value Series -- Initial Class              0.01%  (18)           0.90%  (17)
Mutual Discovery Securities Fund --Class 2          N/A                 1.28%
Mutual Shares Securities Fund --                    N/A                 1.03%
  Class 2
Templeton Developing Markets Securities             N/A                 1.53%
  Fund -- Class 1
Templeton Foreign Securities Fund --Class 2       0.05%  (16)           1.02%  (16)
Templeton Growth Securities Fund --Class 2          N/A                 1.07%
Morgan Stanley --Capital Opportunities              N/A                 1.14%
  Portfolio -- Class Y
Morgan Stanley --Developing Growth                  N/A                 0.88%
  Portfolio -- Class Y
Morgan Stanley --Dividend Growth Portfolio          N/A                 0.88%
  -- Class Y
Morgan Stanley --Flexible Income Portfolio          N/A                 0.85%
  -- Class Y
Morgan Stanley --Focus Growth Portfolio --          N/A                 0.92%
  Class Y
Morgan Stanley --Global Equity Portfolio --         N/A                 1.37%
  Class Y
Van Kampen LIT Comstock Portfolio -- Class          N/A                 0.84%
  II
Van Kampen LIT Growth and Income Portfolio          N/A                 0.86%
  --Class II
Van Kampen -- UIF International Growth              N/A                 1.68%  (21)
  Equity Portfolio -- Class II
Van Kampen -- UIF U.S. Mid Cap Value                N/A                 1.36%
  Portfolio --Class II (23)



(1) Effective January 1, 2005 through December 31, 2009, the advisor has contractually agreed to waive a portion of its advisory fees. The fee waiver reflects this agreement.

(2) The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses of Series I shares to 1.30% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganizations as approved by the Fund's Board of Trustees; and
     (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation agreement is in effect through April 30, 2007.

(3) Effective July 1, 2005, the Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses of Series I shares to 1.01% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               11

-------------------------------------------------------------------------------



     above: (i) interest; (ii) taxes; (iii) dividend expense on short sales;
     (iv) extraordinary items; (v) expenses related to a merger or reorganizations as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The Fee Waiver has been restated to reflect this agreement. This limitation agreement is in effect through April 30, 2007.




(4) On April 4, 2006, shareholders of AIM V.I. Blue Chip Fund approved the reorganization of AIM V.I. Blue Chip Fund into AIM V.I. Large Cap Growth Fund, effective June 12, 2006.




(5) As a result of a reorganization of another Fund into the Fund, which will occur on or about May 1, 2006 for AIM V.I. Capital Appreciation Fund and AIM V.I. Core Equity Fund and June 12, 2006 for AIM V.I. Large Cap Growth Fund, the Fund's Total Annual Operating Expenses have been restated to reflect such reorganization.




(6) Effective upon the closing of the Reorganization which will occur on or about May 1, 2006, the advisor for AIM V.I. Core Equity Fund has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses of Series I shares to 0.91% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganizations as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation agreement is in effect through April 30, 2007.




(7) Effective July 1, 2005, the Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses of Series I shares to 0.73% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest;
     (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganizations as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The Fee Waiver has been restated to reflect this agreement. This limitation agreement is in effect through April 30, 2007.




(8)  Other Expenses includes interest expense of 0.11%.




(9) Effective January 1, 2005 through June 30, 2006, the advisor has contractually agreed to waive a portion of its advisory fees. The fee waiver reflects this agreement.




(10) Effective July 1, 2005, the Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses of Series I shares to 1.15% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest;
     (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganizations as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The Fee Waiver has been restated to reflect this agreement. This limitation agreement is in effect through April 30, 2007.




(11) The fund's investment adviser began waiving 5% of its management fees on September 1, 2004. Beginning April 1, 2005, this waiver increased to 10% and will continue at this level until further review.




(12) The manager and administrator have agreed in advance to waive or limit their respective fees and, if necessary, to assume as their own expense certain expenses otherwise payable by the Fund (other than certain expenses, including litigation, indemnification or other extraordinary events) so that total expenses do not exceed 0.93% for Franklin Flex Cap Growth Securities Fund (Flex Cap) and 0.90% for Franklin Large Cap Value Securities Fund (Large Cap Value). The manager also has agreed to reduce its fees to reflect reduced services resulting from a Fund's investment in the Sweep Money Fund. Before these fee waivers and reductions, the management fees and total operating expenses for the period ended December 31, 2005, would have been 0.75% and 1.48%, respectively, for Flex Cap, and 0.74% and 1.87%, respectively, for Large Cap Value. After

12                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

     April 30, 2007, the manager and administrator may discontinue the fee waiver. The manager, however, is required by the Board and an SEC exemptive order to reduce its fees with respect to assets invested by a Fund in the Sweep Money Fund.

(13) While the maximum amount payable under the Fund's class rule 12b-1 plan is 0.35% per year of the Fund's class average annual net assets, the Board has set the current rate at 0.25% per year.

(14) Operating expenses are annualized.

(15) The Fund administration fee is paid indirectly through the management fee.

(16) The Fund's manager has agreed in advance to reduce its fees with respect to assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Fund's Board of Trustees (Board) and an exemptive order by the Securities and Exchange Commission (SEC).

(17) Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent, and may have entered into brokerage arrangements that reduced or recaptured series' expenses. Any such expense reductions are not reflected in the table. Had these expense reductions been taken into account, "Net Expenses" would be lower.

(18) MFS has contractually agreed to bear the series' expenses such that "Other Expenses" (determined without giving effect to the expense reduction arrangements described above), do not exceed 0.15% annually. This expense limitation arrangement excludes management fees, taxes, extraordinary expenses, brokerage and transaction costs and expenses associated with the series' investing activities. This contractual fee arrangement will continue until at least April 30, 2007, unless earlier terminated or revised with the consent of the Board of Trustees which oversees the series.

(19) MFS has contractually agreed to waive its right to receive 0.10% of the management fee annually. This contractual agreement will continue until at least April 30, 2007, unless earlier terminated or modified with the consent of the Board of Trustees which oversees the series.

(20) MFS has contractually agreed to bear the series' expenses such that "Other Expenses" (determined without giving effect to the expense reduction arrangements described above), do not exceed 0.20% annually. This expense limitation arrangement excludes management fees, taxes, extraordinary expenses, brokerage and transaction costs and expenses associated with the series' investing activities. This contractual fee arrangement will continue until at least April 30, 2007, unless earlier terminated or revised with the consent of the Board of Trustees which oversees the series.



(21) This table does not show the effects of the Adviser's voluntary fee waivers and/or expense reimbursements, or the Distributor's voluntary 12b-1 fee waiver. The Adviser has voluntarily agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual operation expenses, excluding certain investment related expenses describe below (but including any 12b-1 fee paid to the Distributor), will not exceed 1.35%. In addition, the Distributor has voluntarily agreed to waiver a portion of its 12b-1 fee.




     In determining the actual amount of voluntary advisory fee waivers and/or expense reimbursements for the Portfolio, if any, certain investment related expenses, such as foreign country tax expense and interest expense on borrowing, are excluded from total annual operating expenses. If these expenses were included, the Portfolio's total annual operating expenses after voluntary fee waivers and/or reimbursements could exceed the expense ratios shown in the preceding paragraph of this note.




     Fee waivers and/or expense reimbursements are voluntary and the Adviser and/or Distributor reserve the right to terminate any waivers and/or reimbursements at any time and without notice.




(22) "Other Expenses" are estimated for the current fiscal year.




(23) The fees disclosed reflect gross ratios prior to any voluntary waivers/reimbursements of expenses by the adviser. The adviser has voluntarily agreed to waive a portion or all of its management fee and/or reimburse expenses to the extent necessary so that total annual operating expenses, excluding certain investment related expenses such as foreign country tax expense and interest expense on borrowing, do not exceed the "Operating Expense Limitation" in the table below. The adviser may terminate these voluntary waivers at any time at its sole discretion. After such reductions, the "Management Fee," "12b-1 Fee," "Other Expenses" and "Total Fund Operating Expenses," would be as follows:




                                                                                                                      TOTAL
                                                                                                                      FUND
                                                OPERATING           MANAGEMENT       12B-1         OTHER            OPERATING
FUND                                       EXPENSE LIMITATION           FEE           FEE        EXPENSES           EXPENSES
---------------------------------------------------------------------------------------------------------------------------------
Van Kampen -- UIF U.S. Mid Cap Value               1.15%                0.72%         0.10%         0.29%              1.11%
  Portfolio -- Class II








(*) The Series' investment adviser is waiving 10% of its management fees. The waiver will continue until further review.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               13

-------------------------------------------------------------------------------

EXAMPLES



THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLES REFLECT A DEDUCTION FOR ANY CONTINGENT DEFERRED SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES INCLUDING THE HIGHEST COMBINATION OF OPTIONAL CHARGES (INCLUDING THE MAV PLUS RIDER), AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES OF THE UNDERLYING FUNDS. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES, INCOME TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT. IF YOU DO NOT SELECT ALL OF THE OPTIONAL BENEFITS, YOUR EXPENSES WOULD BE LOWER THAN THOSE SHOWN IN THE EXAMPLES.




THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLES, WE ASSUME A CONTRACT VALUE OF $10,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. OUR AVERAGE CONTRACT VALUE IS $80,000, BUT WE USE A SMALLER CONTRACT VALUE SO THAT WE CAN SHOW YOU THE HIGHEST POSSIBLE DEDUCTIONS. THE EXAMPLES ASSUME THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT IS SURRENDERED. IF YOUR CONTRACT VALUE IS $50,000 OR MORE, WE WAIVE THE ANNUAL MAINTENANCE FEE, SO THE EXAMPLES SHOW CHARGES THAT ARE HIGHER THAN YOU WOULD HAVE TO PAY. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $10,000 CONTRACT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.30%.




THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED, THAT YOU ELECTED THE HARTFORD'S LIFETIME INCOME BUILDER II WITH A MAXIMUM CHARGE OF 0.75% OF THE PAYMENT BASE AND YOUR CONTRACT VALUE WAS HIGHER THAN YOUR PREMIUM PAYMENTS AS OF THE DATE OF EACH SURRENDER. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. THE EXAMPLE DOES NOT REFLECT PAYMENT ENHANCEMENTS, IF APPLICABLE. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:




(1)  If you Surrender your Contract at the end of the applicable time period:




1 year                                                                    $1,351
3 years                                                                   $2,665
5 years                                                                   $3,761
10 years                                                                  $6,376





(2)  If you annuitize at the end of the applicable time period:




1 year                                                                      $582
3 years                                                                   $1,925
5 years                                                                   $3,222
10 years                                                                  $6,276





(3)  If you do not Surrender your Contract:




1 year                                                                      $688
3 years                                                                   $2,029
5 years                                                                   $3,326
10 years                                                                  $6,376





CONDENSED FINANCIAL INFORMATION


--------------------------------------------------------------------------------



When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. For more information on how Accumulation Unit Values are calculated see Section 5(a). Please refer to Appendix II for information regarding the minimum and maximum class of Accumulation Unit Values. All classes of Accumulation Unit Values may be obtained, free of charge, by contacting us.

14                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

3. GENERAL CONTRACT INFORMATION

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

We are a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on April 1, 1999 and is registered as a unit investment trust under the 1940 Act. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or us. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate
Account:

- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Is not subject to the liabilities arising out of any other business we may conduct. However, all obligations under the Contract are our general corporate obligations.

- Is not affected by the rate of return of our General Account or by the investment performance of any of our other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds without regard to our other income, gains or losses.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

In a low interest rate environment, yields for Money Market Sub-Accounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and Charges for Optional Benefits (if applicable), may be negative even though the underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a Money Market Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a Money Market Sub-Account under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

THE FUNDS



                 FUNDS                                     ADVISOR                                 OBJECTIVE SUMMARY
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND SUB-ACCOUNT    A I M Advisors, Inc.                         Long-term growth of capital
  which purchases Series I shares of
  the AIM V.I. Basic Value Fund of the
  AIM Variable Insurance Funds
AIM V.I. CAPITAL APPRECIATION FUND       A I M Advisors, Inc.                         Growth of capital
  SUB-ACCOUNT which purchases Series I
  shares of the AIM V.I. Capital
  Appreciation Fund of the AIM Variable
  Insurance Funds
AIM V.I. CORE EQUITY FUND SUB-ACCOUNT    A I M Advisors, Inc.                         Growth of capital
  which purchases Series I shares of
  the AIM V.I. Core Equity Fund of the
  AIM Variable Insurance Funds

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               15

-------------------------------------------------------------------------------



                 FUNDS                                     ADVISOR                                 OBJECTIVE SUMMARY
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. DEMOGRAPHIC TRENDS FUND         A I M Advisors, Inc.                         Long-term growth of capital
  SUB-ACCOUNT (formerly AIM V.I. Dent
  Demographic Trends Fund) which
  purchases Series I shares of the AIM
  V.I. Demographic Trends Fund of the
  AIM Variable Insurance Funds
AIM V.I. GOVERNMENT SECURITIES FUND      A I M Advisors, Inc.                         High level of current income consistent
  SUB-ACCOUNT which purchases Series I                                                with reasonable concern for safety of
  shares of the AIM V.I. Government                                                   principal
  Securities Fund of the AIM Variable
  Insurance Funds
AIM V.I. INTERNATIONAL GROWTH FUND       A I M Advisors, Inc.                         Long-term growth of capital
  SUB-ACCOUNT which purchases Series I
  shares of the AIM V.I. International
  Growth Fund of the AIM Variable
  Insurance Funds
AIM V.I. LARGE CAP GROWTH FUND           A I M Advisors, Inc.                         Long-term growth of capital
  SUB-ACCOUNT which purchases Series I
  shares of the AIM V.I. Large Cap
  Growth Fund of the AIM Variable
  Insurance Funds
AIM V.I. MID CAP CORE EQUITY FUND        A I M Advisors, Inc.                         Long-term growth of capital
  SUB-ACCOUNT which purchases Series I
  shares of the AIM V.I. Mid Cap Core
  Equity Fund of the AIM Variable
  Insurance Funds
AIM V.I. SMALL CAP EQUITY FUND           A I M Advisors, Inc.                         Long-term growth of capital
  SUB-ACCOUNT which purchases Series I
  shares of the AIM V.I. Small Cap
  Equity Fund of the AIM Variable
  Insurance Funds
AMERICAN FUNDS ASSET ALLOCATION FUND     Capital Research and Management Company      High total return, including income and
  SUB-ACCOUNT which purchases Class 2                                                 capital gains, consistent with the
  shares of the Asset Allocation Fund                                                 preservation of capital over the long term
  of American Funds Insurance Series
  (also known as American Variable
  Insurance Series)
AMERICAN FUNDS BLUE CHIP INCOME AND      Capital Research and Management Company      Produce income exceeding the average yield
  GROWTH FUND SUB-ACCOUNT which                                                       on U.S. stocks generally (as represented by
  purchases Class 2 shares of the Blue                                                the average yield on the Standard & Poor's
  Chip Income and Growth Fund of                                                      500 Composite Index) and to provide an
  American Funds Insurance Series (also                                               opportunity for growth of principal
  known as American Variable Insurance                                                consistent with sound common stock
  Series)                                                                             investing
AMERICAN FUNDS BOND FUND SUB-ACCOUNT     Capital Research and Management Company      High level of current income as is
  which purchases Class 2 shares of the                                               consistent with the preservation of capital
  Bond Fund of American Funds Insurance
  Series (also known as American
  Variable Insurance Series)
AMERICAN FUNDS GLOBAL GROWTH FUND        Capital Research and Management Company      Long-term growth of capital
  SUB-ACCOUNT which purchases Class 2
  shares of the Global Growth Fund of
  American Funds Insurance Series (also
  known as American Variable Insurance
  Series)

16                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

                 FUNDS                                     ADVISOR                                 OBJECTIVE SUMMARY
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH AND INCOME  Capital Research and Management Company      Seeks to make your investment grow over
  FUND SUB-ACCOUNT which purchases                                                    time and provide you with current income by
  Class 2 shares of the Global Growth                                                 investing primarily in stocks of
  and Income Fund of American Funds                                                   well-established companies located around
  Insurance Series (also known as                                                     the world.
  American Variable Insurance Series)
AMERICAN FUNDS GLOBAL SMALL              Capital Research and Management Company      Long-term growth of capital
  CAPITALIZATION FUND SUB-ACCOUNT which
  purchases Class 2 shares of the
  Global Small Capitalization Fund of
  American Funds Insurance Series (also
  known as American Variable Insurance
  Series)
AMERICAN FUNDS GROWTH FUND SUB-ACCOUNT   Capital Research and Management Company      Long-term growth of capital
  which purchases Class 2 shares of the
  Growth Fund of American Funds
  Insurance Series (also known as
  American Variable Insurance Series)
AMERICAN FUNDS GROWTH-INCOME FUND        Capital Research and Management Company      Growth of capital and income
  SUB-ACCOUNT which purchases Class 2
  shares of the Growth-Income Fund of
  American Funds Insurance Series (also
  known as American Variable Insurance
  Series)
AMERICAN FUNDS INTERNATIONAL FUND        Capital Research and Management Company      Long-term growth of capital
  SUB-ACCOUNT which purchases Class 2
  shares of the International Fund of
  American Funds Insurance Series (also
  known as American Variable Insurance
  Series)
AMERICAN FUNDS NEW WORLD FUND            Capital Research and Management Company      Long-term growth of capital
  SUB-ACCOUNT which purchases Class 2
  shares of the New World Fund of
  American Funds Insurance Series (also
  known as American Variable Insurance
  Series)
FRANKLIN FLEX CAP GROWTH SECURITIES      Franklin Advisers, Inc.                      Capital appreciation
  FUND SUB-ACCOUNT which purchases
  Class 2 shares of the Franklin Flex
  Cap Growth Securities Fund of the
  Franklin Templeton Variable Insurance
  Products Trust
FRANKLIN INCOME SECURITIES FUND          Franklin Advisers, Inc.                      Maximize income while maintaining prospects
  SUB-ACCOUNT WHICH purchases Class 2                                                 for capital appreciation
  shares of the Franklin Income
  Securities Fund of the Franklin
  Templeton Variable Insurance Products
  Trust

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               17

-------------------------------------------------------------------------------

                 FUNDS                                     ADVISOR                                 OBJECTIVE SUMMARY
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN LARGE CAP VALUE SECURITIES      Franklin Advisory Services, LLC              Long-term capital appreciation
  FUND SUB-ACCOUNT which purchases
  Class 2 shares of the Franklin Large
  Cap Value Securities Fund of the
  Franklin Templeton Variable Insurance
  Products Trust
FRANKLIN LARGE CAP GROWTH SECURITIES     Franklin Advisers, Inc.                      Capital appreciation
  FUND SUB-ACCOUNT which purchases
  Class 2 shares of the Franklin Large
  Cap Growth Securities Fund of the
  Franklin Templeton Variable Insurance
  Products Trust
FRANKLIN RISING DIVIDENDS SECURITIES     Franklin Advisory Services, LLC              Long-term capital appreciation with
  FUND SUB-ACCOUNT which purchases                                                    preservation of capital as an important
  Class 2 shares of the Franklin Rising                                               consideration
  Dividends Securities Fund of the
  Franklin Templeton Variable Insurance
  Products Trust
FRANKLIN SMALL-MID CAP GROWTH            Franklin Advisers, Inc.                      Long-term capital growth
  SECURITIES FUND SUB-ACCOUNT (formerly
  Franklin Small Cap Fund Sub-Account)
  which purchases Class 2 shares of the
  Franklin Small-Mid Cap Growth
  Securities Fund of the Franklin
  Templeton Variable Insurance Products
  Trust
FRANKLIN STRATEGIC INCOME SECURITIES     Franklin Advisers, Inc.                      High level of current income, with capital
  FUND SUB-ACCOUNT which purchases                                                    appreciation over the long term as a
  Class 1 shares of the Franklin                                                      secondary goal
  Strategic Income Securities Fund of
  the Franklin Templeton Variable
  Insurance Products Trust
HARTFORD MONEY MARKET HLS FUND           HL Investment Advisors, LLC; sub-advised by  Maximum current income consistent with
  SUB-ACCOUNT which purchases Class IA   Hartford Investment Management Company       liquidity and preservation of capital
  shares of Hartford Money Market HLS
  Fund of Hartford Series Fund, Inc.
MFS CAPITAL OPPORTUNITIES SERIES         MFS Investment Management(R)                 Capital appreciation
  SUB-ACCOUNT which purchases Initial
  Class shares of the MFS(R) Capital
  Opportunities Series of the MFS(R)
  Variable Insurance Trust (Closed to
  Contracts issued on or after May 2,
  2005)
MFS EMERGING GROWTH SERIES SUB-ACCOUNT   MFS Investment Management(R)                 Long-term growth of capital
  which purchases Initial Class shares
  of the MFS(R) Emerging Growth Series
  of the MFS(R) Variable Insurance
  Trust
MFS GLOBAL EQUITY SERIES SUB-ACCOUNT     MFS Investment Management(R)                 Capital appreciation
  which purchases Initial Class shares
  of the MFS(R) Global Equity Series of
  the MFS(R) Variable Insurance Trust

18                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

                 FUNDS                                     ADVISOR                                 OBJECTIVE SUMMARY
---------------------------------------------------------------------------------------------------------------------------------
MFS HIGH INCOME SERIES SUB-ACCOUNT       MFS Investment Management(R)                 High current income
  which purchases Initial Class shares
  of the MFS(R) High Income Series of
  the MFS(R) Variable Insurance Trust
MFS INVESTORS GROWTH STOCK SERIES        MFS Investment Management(R)                 Long-term growth of capital and future
  SUB-ACCOUNT which purchases Initial                                                 income rather than current income
  Class shares of the MFS(R) Investors
  Growth Stock Series of the MFS(R)
  Variable Insurance Trust
MFS INVESTORS TRUST SERIES SUB-ACCOUNT   MFS Investment Management(R)                 Long-term growth of capital and secondarily
  which purchases Initial Class shares                                                to provide reasonable current income
  of the MFS(R) Investors Trust Series
  of the MFS(R) Variable Insurance
  Trust
MFS MID CAP GROWTH SERIES SUB-ACCOUNT    MFS Investment Management(R)                 Long-term growth of capital
  which purchases Initial Class shares
  of the MFS(R) Mid Cap Growth Series
  of the MFS(R) Variable Insurance
  Trust
MFS NEW DISCOVERY SERIES SUB-ACCOUNT     MFS Investment Management(R)                 Capital appreciation
  which purchases Initial Class shares
  of the MFS(R) New Discovery Series of
  the MFS(R) Variable Insurance Trust
MFS RESEARCH BOND SERIES SUB-ACCOUNT     MFS Investment Management(R)                 Total return (high current income and
  which purchases Initial Class shares                                                long-term growth of capital)
  of the MFS(R) Research Bond Series of
  the MFS(R) Variable Insurance Trust
MFS RESEARCH INTERNATIONAL SERIES        MFS Investment Management(R)                 Capital appreciation
  SUB-ACCOUNT which purchases Initial
  Class shares of the MFS(R) Research
  International Series of the MFS(R)
  Variable Insurance Trust
MFS RESEARCH SERIES SUB-ACCOUNT which    MFS Investment Management(R)                 Long-term growth and future income
  purchases Initial Class shares of the
  MFS(R) Research Series of the MFS(R)
  Variable Insurance Trust
MFS TOTAL RETURN SERIES SUB-ACCOUNT      MFS Investment Management(R)                 Above-average income
  which purchases Initial Class shares
  of the MFS(R) Total Return Series of
  the MFS(R) Variable Insurance Trust
MFS VALUE SERIES SUB-ACCOUNT which       MFS Investment Management(R)                 Capital appreciation and reasonable income
  purchases Initial Class shares of the
  MFS(R) Value Series of the MFS(R)
  Variable Insurance Trust
MUTUAL DISCOVERY SECURITIES FUND         Franklin Mutual Advisors, LLC, sub-advised   Capital appreciation
  Sub-Account which purchases Class 2    by Franklin Templeton Investment Management
  shares of the Mutual Discovery         Limited
  Securities Fund of the Franklin
  Templeton Variable Insurance Products
  Trust

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               19

-------------------------------------------------------------------------------



                 FUNDS                                     ADVISOR                                 OBJECTIVE SUMMARY
---------------------------------------------------------------------------------------------------------------------------------
MUTUAL SHARES SECURITIES FUND            Franklin Mutual Advisors, LLC                Capital appreciation, with income as a
  SUB-ACCOUNT which purchases Class 2                                                 secondary goal
  shares of the Mutual Shares
  Securities Fund of the Franklin
  Templeton Variable Insurance Products
  Trust
TEMPLETON DEVELOPING MARKETS SECURITIES  Templeton Asset Management Ltd.              Long-term capital appreciation
  FUND SUB-ACCOUNT which purchases
  Class 1 shares of the Templeton
  Developing Markets Securities Fund of
  the Franklin Templeton Variable
  Insurance Products Trust
TEMPLETON FOREIGN SECURITIES FUND        Templeton Investment Counsel, LLC            Long-term capital growth
  SUB-ACCOUNT which purchases Class 2
  shares of the Templeton Foreign
  Securities Fund of the Franklin
  Templeton Variable Insurance Products
  Trust
TEMPLETON GROWTH SECURITIES FUND         Templeton Global Advisors Limited,           Long-term capital growth
  SUB-ACCOUNT which purchases Class 2    sub-advised by Templeton Asset Management
  shares of the Templeton Growth         Ltd.
  Securities Fund of the Franklin
  Templeton Variable Insurance Products
  Trust
MORGAN STANLEY -- CAPITAL OPPORTUNITIES  Morgan Stanley Investment Advisors, Inc.     Long-term capital growth
  SUB-ACCOUNT WHICH purchases Class Y
  shares of the Capital Opportunities
  Portfolio of the Morgan Stanley
  Select Dimensions Series ("Morgan
  Stanley -- Capital Opportunities
  Portfolio")
MORGAN STANLEY -- DEVELOPING GROWTH      Morgan Stanley Investment Advisors, Inc.     Long-term capital growth
  SUB-ACCOUNT WHICH purchases Class Y
  shares of the Developing Growth
  Portfolio of the Morgan Stanley
  Select Dimensions Series (Morgan
  Stanley -- Developing Growth
  Portfolio")
MORGAN STANLEY -- DIVIDEND GROWTH        Morgan Stanley Investment Advisors, Inc.     Reasonable current income and long-term
  SUB-ACCOUNT WHICH purchases Class Y                                                 growth of income and capital
  shares of the Dividend Growth
  Portfolio of the Morgan Stanley
  Select Dimensions Series ("Morgan
  Stanley -- Dividend Growth
  Portfolio")
MORGAN STANLEY -- FLEXIBLE INCOME        Morgan Stanley Investment Advisors, Inc.     High level of current income. A secondary
  SUB-ACCOUNT WHICH purchases Class Y                                                 objective is to maximize total return, but
  shares of the Flexible Income                                                       only to the extent consistent with primary
  Portfolio of the Morgan Stanley                                                     objective
  Select Dimensions Series ("Morgan
  Stanley -- Flexible Income
  Portfolio")

20                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------



                 FUNDS                                     ADVISOR                                 OBJECTIVE SUMMARY
---------------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY -- FOCUS GROWTH           Morgan Stanley Investment Advisors, Inc.     Long-term capital growth consistent with an
  PORTFOLIO (FORMERLY AMERICAN                                                        effort to reduce volatility
  OPPORTUNITIES SUB-ACCOUNT) which
  purchases Class Y shares of the Focus
  Growth Portfolio of the Morgan
  Stanley Select Dimensions Series
  ("Morgan Stanley -- Focus Growth
  Portfolio")
MORGAN STANLEY -- GLOBAL EQUITY          Morgan Stanley Investment Advisors, Inc.     Total return primarily through long-term
  SUB-ACCOUNT which purchases Class Y                                                 capital growth and to a lesser extent from
  shares of the Global Equity Portfolio                                               income
  of the Morgan Stanley Select
  Dimensions Series ("Morgan Stanley --
  Global Equity Portfolio")
VAN KAMPEN LIT COMSTOCK SUB-ACCOUNT      Van Kampen Asset Management                  Capital growth and income
  which purchases Class II shares of
  the Comstock Portfolio of the Van
  Kampen Life Investment Trust ("Van
  Kampen LIT Comstock Portfolio")
VAN KAMPEN LIT GROWTH AND INCOME         Van Kampen Asset Management                  Long-term growth of capital and income
  SUB-ACCOUNT which purchases Class II
  shares of the Growth and Income
  Portfolio of the Van Kampen Life
  Investment Trust ("Van Kampen -- LIT
  Growth and Income Portfolio")
VAN KAMPEN -- UIF INTERNATIONAL GROWTH   Morgan Stanley Investment Management, Inc.   Long-term capital appreciation, with a
  EQUITY FUND SUB-ACCOUNT which                                                       secondary objective of income
  purchases Class II shares of the
  International Growth Equity Portfolio
  of The Universal Institutional Funds,
  Inc. ("Van Kampen -- UIF
  International Growth Equity
  Portfolio")
VAN KAMPEN -- UIF U.S. MID CAP VALUE     Morgan Stanley Investment Management, Inc.   Above-average total return
  SUB-ACCOUNT which purchases Class I
  shares of the U.S. Mid Cap Value
  Portfolio of The Universal
  Institutional Funds, Inc.
  ("Van Kampen -- UIF U.S. Mid Cap
  Value Portfolio")



Each Fund has varying degrees of risk depending on their portfolio. Funds are also subject to separate fees and expenses such as portfolio management fees, distribution fees and operating expenses that affect investment returns. PLEASE CONTACT US TO OBTAIN A COPY OF THE PROSPECTUSES FOR EACH FUND.

We do not guarantee the investment results of any of the underlying Funds.

The Funds may not be available in all states.



MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose Contract Values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               21

-------------------------------------------------------------------------------

Certain underlying Fund shares may also be sold to tax-qualified plans pursuant to an exemptive order and applicable tax laws. If Fund shares are sold to non-qualified plans, or to tax-qualified plans that later lose their tax-qualified status, the affected Funds may fail the diversification requirements of Code Section 817(h), which could have adverse tax consequences for Contract Owners with premiums allocated to the affected Funds. See Section 8 for more information.



VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Funds' shareholder meetings. To the extent required by federal securities laws or regulations, we will:


- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

-   Arrange for the handling and tallying of proxies received from Contract
    Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.



SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- Subject to any applicable law, we may make certain changes to the Funds offered under your contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Sub-Accounts. We may liquidate one or more Sub-Accounts if the board of directors of any underlying Fund determines that such actions are prudent.


We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.



UNDERLYING FUND RELATED PAYMENTS -- We receive varying amounts of revenue from the underlying Funds or Fund related parties as compensation for, or in consideration of savings associated with, administrative services for the Separate Account (these fees have sometimes been called "revenue sharing fees"). The services for which we receive such fees include record keeping, accounting, and the mailing of periodic reports, fund prospectuses and proxy materials, processing of purchase and redemption transactions, marketing assistance and distribution related services. Revenue sharing fees are typically based on an annual percentage of the average daily net assets of the affected Funds. Revenue sharing fees are paid from management fees or other advisor profits, or the Fund's "Other Expenses." We also receive fees through distribution and/or servicing plans adopted pursuant to Rule 12b-1 under the 1940 Act. Revenue sharing fees and Rule 12b-1 fees do not exceed 0.50% of the annual percentage of the average daily net assets. Additionally, we or our affiliates may use revenue sharing and Rule 12b-1 fees to pay Fund related parties for wholesaler support, training and marketing activities for certain Funds. These fees (sometimes called "marketing expense allowances") vary, but do not exceed 0.25% of the Premium Payments invested in a particular Fund. Revenue sharing and Rule 12b-1 fees are included among the several factors that we consider when deciding to include a Fund within this variable product.




FIXED ACCOUNT




THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCOUNT IS NOT REGISTERED UNDER THE 1933 ACT AND THE FIXED ACCOUNT IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCOUNT OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SEC HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCOUNT. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCOUNT MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURES.




Premium Payments and Contract Values allocated to the Fixed Account become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. Premium Payments and Contract Values allocated to the Fixed Account are available to our general creditors.

22                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------



We guarantee that we will credit interest to amounts you allocate to the Fixed Account at a rate that meets your State's minimum requirements. We may change the minimum guaranteed interest rate subject only to applicable State insurance law. We may credit interest at a rate in excess of the minimum guaranteed interest rate. We will periodically publish the Fixed Account interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are: general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors.




We will account for any deductions, Surrenders or transfers from the Fixed Account on a "first-in first-out" basis. The Fixed Account interest rates may vary by State.




ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCOUNT IN EXCESS OF THE MINIMUM GUARANTEED INTEREST RATE WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCOUNT MAY NOT EXCEED THE MINIMUM GUARANTEED INTEREST RATE FOR ANY GIVEN YEAR.


From time to time, we may credit increased interest rates under certain programs established in our sole discretion.



We may restrict your ability to allocate Contract Values or Premium Payments to the Fixed Account at any time in our sole discretion. We may close the Fixed Account to new Premium Payments or transfers of existing Contract Value. We may also make the Fixed Account available only through enrollment in a program that we establish.


4. PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.



When a Sub-Account advertises its standardized total return, it will usually be calculated since the later of the date of the Separate Account's inception or the Sub-Account's inception for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any Contingent Deferred Sales Charge, Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.


The Separate Account may also advertise non-standardized total returns that pre-date the inception of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for Contingent Deferred Sales Charge or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. This yield is based on the 30-day SEC yield of the underlying Fund less the recurring charges at the Separate Account level.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               23

-------------------------------------------------------------------------------

5. THE CONTRACT

A. PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?



The Contract is an individual or group tax-deferred variable annuity Contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:


- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

-   Individual Retirement Annuities adopted according to Section 408 of the
    Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state; and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as non-qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax-deferred treatment under the Code.



Refer to the Highlights section and Appendix A for more information about the different forms of contracts we offer. Not all forms of contracts may be available through your Registered Representative.




HOW DO YOU PURCHASE A CONTRACT?


You may purchase a Contract by completing and submitting an application or an order request along with the minimum initial Premium Payment. Additional Premium Payments are also subject to minimum and maximum thresholds discussed in the Highlights Section.



The maximum age is described in the Sections 1(a) and 8(b). You must be of legal age in the state where the Contract is being purchased or a guardian must act on your behalf. Optional riders are subject to additional maximum issue age restrictions. See sections 6 and 7 for more information.


HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?



Your initial Premium Payment will be invested within two Valuation Days of our actual receipt at our Administrative Offices of a properly completed application or an order request and the Premium Payment is in good order. If we receive your subsequent Premium Payment before the end of a Valuation Day, it will be invested on the same Valuation Day. If we receive your Premium Payment after the end of a Valuation Day, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last instructions on record. We will send you a confirmation when we invest your Premium Payment.


If the request or other information accompanying the initial Premium Payment is incomplete or not in good order when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.



CAN YOU CANCEL YOUR CONTRACT AFTER YOU PURCHASE IT?




We want you to be satisfied with the Contract you have purchased. We urge you to closely examine its provisions. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract (See Section 8(b)). We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information, including a signature guarantee, before we can cancel your Contract.


Unless otherwise required by state law, we will pay you your Contract Value on the day we receive your request to cancel. The Contract Value may be more or less than your Premium Payments depending upon the investment performance of your Sub-Accounts. This means that you bear the risk of any decline in your Contract Value until we receive your notice of cancellation. We do not refund

24                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

any fees or charges deducted during this period. In certain states, we are required to return your Premium Payment if you decide to cancel your Contract.



HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?




The Contract Value is the sum of the value of the Fixed Account and all Sub-Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units, and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. On any Valuation Day the investment performance of the Sub-Accounts will fluctuate with the performance of the underlying Funds.




When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you make to your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of a Sub-Account, settling a Death Benefit claim or by annuitizing your Contract.




To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.




The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:




- The net asset value per share plus applicable distributions per share of each Fund at the end of the current Valuation Day; divided by




- The net asset value per share of each Fund at the end of the prior Valuation Day; multiplied by




- Contract charges including the daily expense factor for the mortality and expense risk charge and any other periodic expenses, including charges for optional benefits, adjusted for the number of days in the period.




We will send you a statement at least annually, which tells you how many Accumulation Units you have, their value and your total Contract Value.




CAN YOU CHANGE OWNERSHIP OF YOUR CONTRACT?




We reserve the right to approve all ownership changes, including any assignment of your Contract to others or the pledging of your Contract as collateral. Certain approved changes in ownership may cause a re-calculation of the benefits subject to applicable state law. Generally, we will not re-calculate the benefits under your Contract so long as the change in ownership does not affect the Owner and does not result in a change in the tax identification number under the Contract. Changes in ownership can also adversely affect your Death Benefits and optional withdrawal benefits. See sections 5(e) and 6 - 8 for more information.




CAN YOU TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?


You may make transfers between the Sub-Accounts offered in this Contract according to our policies and procedures as amended from time to time.

WHAT IS A SUB-ACCOUNT TRANSFER?

A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Contract Value among the underlying Funds available in your Contract.



You may transfer from one Sub-Account to another before and after the Annuity Commencement Date. Your transfer request will be processed on the day that it is received in good order before the close of the New York Stock Exchange. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.




WHAT HAPPENS WHEN YOU REQUEST A SUB-ACCOUNT TRANSFER?


When you request a Sub-Account transfer, we sell shares of the underlying Fund that makes up the Sub-Account you are transferring from and buy shares of the underlying Fund that makes up the Sub-Account you want to transfer into.

Each day, many Contract Owners request Sub-Account transfers. Some request transfers into a particular Sub-Account, and others request transfers out of a particular Sub-Account. In addition, each day some Contract Owners allocate new Premium Payments to Sub-Accounts, and others request Surrenders. We combine all the requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Sub-Account's underlying Fund we would need to sell to satisfy all Contract Owners' "transfer-out" requests. At the same time, we also combine all the requests to transfer into a particular Sub-Account or new Premium Payments allocated to that Sub-Account and determines how many shares of that Sub-Account's underlying Fund we would need to buy to satisfy all Contract Owners' "transfer-in" requests.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               25

-------------------------------------------------------------------------------

In addition, many of the underlying Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, group funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in transactions similar to the Sub-Account transfers described for variable annuity Contract Owners.

We take advantage of our size and available technology to combine sales of a particular underlying Fund for many of the variable annuities, variable life insurance policies, retirement plans, group funding agreements or other products offered by us or our affiliates. We also combine all the purchases of that particular underlying Fund for many of the products we offer. We then "net" those trades. This means that we sometimes reallocate shares of an underlying Fund within our accounts rather than buy new shares or sell shares of the underlying Fund.

For example, if we combine all transfer-out requests and Surrenders of a Stock Fund Sub-Account with all other sales of that underlying Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Contract Owners and the owners of other products offered by us, want to purchase or transfer-in an amount equal to $300,000 of that Fund, then we would send a sell order to the underlying Fund for $700,000, which is a $1 million sell order minus the purchase order of $300,000.



WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?


You should be aware that there are several important restrictions on your ability to make a Sub-Account transfer.

FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER EACH DAY. We limit each Contract Owner to one Sub-Account Transfer each day. We count all Sub-Account transfer activity that occurs on any one day as one Sub-Account transfer, except you cannot transfer the same Contract Value more than once a day.

For example, if the only transfer you make on a day is a transfer of $10,000 from a Money Market Fund Sub-Account into another Sub-Account, it would count as one Sub-Account transfer. If, however, on a single day you transfer $10,000 out of the Money Market Fund Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer. Likewise, if on a single day you transferred $10,000 out of the Money Market Fund Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer. Conversely, if you have $10,000 in Contract Value distribution among 10 different Sub-Accounts and you request to transfer the Contract Value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.

However, you cannot transfer the same Contract Value more than once in one day. That means if you have $10,000 in the Money Market Fund Sub-Account and you transfer all $10,000 into a Stock Fund Sub-Account, on that same day you could not then transfer the $10,000 out of the Stock Fund Sub-Account into another Sub-Account.



SECOND, WE HAVE IMPLEMENTED POLICIES DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT TRANSFERS, WHICH CAN ALSO AFFECT THOSE NOT ENGAGED IN THESE EXCESSIVE
TRANSFERS. You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, we do not want you to purchase this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same underlying Fund, or engaging in frequent Sub-Account transfers in order to exploit inefficiencies in the pricing of the underlying Fund. Even if you do not engage in market timing, certain Sub-Account restrictions may be imposed on you, as mentioned below.


We attempt to curb frequent transfers in the following ways:

X  20 Transfer Rule; and

X  Abusive Transfer Policy



THE 20 TRANSFER RULE -- We employ the "20 Transfer Rule" to help curb frequent Sub-Account transfers. Under this policy, you are allowed to submit a total of 20 Sub-Account transfer requests each Contract Year for each Contract by any of the following methods: U.S. Mail, Voice Response Unit, Internet or telephone. Once these 20 Sub-Account transfers have been requested, you may submit any additional Sub-Account transfer requests only in writing by U.S. Mail or overnight delivery service. Transfer requests by telephone, Voice Response Unit, via the Internet or sent by same day mail or courier service will not be accepted. After 20 Sub-Account transfers have been requested, if you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it.




We actively monitor Contract Owners' compliance with this policy. We will send you a letter after your 10th Sub-Account transfer to remind you of our Sub-Account transfer policy. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the Internet. You will be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

26                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------



Each Contract Anniversary, we reset your transfers to allow 20 new Sub-Account transfers.


We may make changes to this policy at any time and to ensure our compliance with applicable law and official interpretations.

ABUSIVE TRANSFER POLICY -- Regardless of the number of Sub-Account transfers you have done under the 20 Transfer Rule, you still may have your Sub-Account transfer privileges restricted if you violate the Abusive Transfer Policy, which is designed to respond to market timing activity observed by the underlying Funds.

Under the Abusive Transfer Policy, we rely on the underlying Funds to identify a pattern or frequency of Sub-Account transfers that the underlying Fund wants us to investigate. Most often, the underlying Fund will identify a particular day where it experienced a higher percentage of shares bought followed closely by a day where it experienced the almost identical percentage of shares sold. Once an underlying Fund contacts us, we run a report that identifies all Contract Owners who transferred in or out of that underlying Fund's Sub-Account on the day or days identified by the underlying Fund. We then review the Contracts on that list to determine whether transfer activity of each identified Contract violates our written Abusive Transfer Policy. We don't reveal the precise details of this policy to make it more difficult for abusive traders to adjust their behavior to escape detection under this procedure. We can tell you that we consider some or all of the following factors in our review:

-   the dollar amount of the transfer;

-   the total assets of the Funds involved in the transfer;

-   the number of transfers completed in the current calendar quarter;

- whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies; or

- the policies and procedures of a potentially affected underlying Fund regarding frequent trading.



Separate Account investors could be precluded from purchasing Fund shares if we reach an impasse on the execution of Fund abusive trading instructions. In other words, an underlying Fund complex could refuse to allow new purchases of shares by all our variable product investors if we and the Fund complex can not reach a mutually acceptable agreement on how to treat an investor who, in the Fund's opinion, has violated the Fund's abusive trading restrictions.




If you meet the criteria established in our Abusive Transfer Policy, we will terminate your Sub-Account transfer privileges until your next Contract Anniversary, at which point your transfer privileges will be reinstated.


Since we combine all the purchases of a particular underlying Fund for all the products through net trades, the underlying Fund is unable to identify any specific Contract Owner. As a result, there is the risk that the underlying Fund may not be able to identify abusive transfers.

Upon request by an underlying Fund, and subject to applicable law, we may provide the underlying Fund with the Tax Identification Number, and other identifying information contained in our records, of Contract Owners that engaged in Sub-Account transfers that resulted in our purchase, redemption, transfer or exchange of the shares of that underlying Fund.

ARE THERE ANY EXCEPTIONS TO THESE POLICIES?

INDIVIDUAL EXCEPTIONS. Except for the exceptions listed below, we do not make any exceptions to our policies restricting frequent trading. This means that if you request to be excused from any of the policies and to be permitted to engage in a Sub-Account transfer that would violate any of these policies, we will refuse your request.

SOME ESTABLISHED EXCEPTIONS. You should be aware, however, that the 20 Transfer Rule and the Abusive Transfer Policy do not apply in all circumstances, which we describe here:

- The 20 Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of an established asset allocation program or asset rebalancing that rebalances a Contract Owner's holdings on a periodic, pre-established basis according to the prior written instructions of the Contract Owner or as part of a DCA program, including the DCA Plus program. That means that transfers that occur under these programs are not counted toward the 20 transfers allowed under the 20 Transfer Rule. We do not apply the 20 Transfer Rule to programs, like asset allocation, asset rebalancing and DCA programs, that allow Sub-Account transfers on a regularly scheduled basis because the underlying Funds expect these transfers and they usually do not represent the type of Sub-Account transfers that the underlying Funds find problematic.

- Many of the group variable annuities or group funding agreements are offered to retirement plans, and plan sponsors administer their plan according to Plan documents and administrative services agreements. If these retirement plan documents and administrative services agreements have no restrictions on Sub-Account transfers, then we cannot apply the 20 Transfer Rule and may not be able to apply any other restriction on transfers. We have been working with plan sponsors and plan administrators to ensure that any frequent transfer activity is identified and deterred. We have had only limited success in this area. Frequent

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               27

-------------------------------------------------------------------------------

  transfers by individuals or entities that occur in other investment or retirement products provided by us could have the same abusive affect as frequent Sub-Account transfers done by other Contract Owners.

Other than these exceptions, the only other exceptions to the 20 Transfer Rule impose more restrictive limitations than the 20 Transfer Rule. For example, in Oregon, we have the contractual right to limit Sub-Account transfers to only one Sub-Account transfer every 30 days and to require that the transfer request be sent in writing. We currently do not enforce this right, but should we choose to do so, it would be an exception to the 20 Transfer Rule.

POSSIBILITY OF UNDETECTED FREQUENT TRADING IN THE UNDERLYING FUNDS. In addition to the exceptions we have just described, you should also be aware that there may be frequent trading in the underlying Funds that we are not able to detect and prevent, which we describe here:

- There is a variable annuity that we offer that has no Contingent Deferred Sales Charge. We are aware that frequent traders have used this annuity in the past to engage in frequent Sub-Account transfers that do not violate the precise terms of the 20 Transfer Rule.

- These policies apply only to individuals and entities that own this Contract and any subsequent or more recent versions of this Contract. However, the underlying Funds that make up the Sub-Accounts of this Contract are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.



HOW ARE YOU AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?




Frequent Sub-Account transfers often result in frequent purchases and redemptions of shares of the underlying Fund. Frequent purchases and redemptions of the shares of the underlying Funds may impact a Fund's performance and, as a result, the performance of the Contract. Your costs may increase because the underlying Fund will pass on any increase in fees related to the frequent purchase and redemption of the underlying Fund's securities. There would also be administrative costs associated with these transactions.


Frequent transfers may also cause an underlying Fund to hold more cash than the underlying Fund would like to hold. A large cash position means that the underlying Fund will not be fully invested and may miss a rise in value of the securities that the Fund would have purchased. If the underlying Fund chooses not to hold a larger cash position, then it may have to sell securities that it would have otherwise like to have kept, in order to meet its redemptions obligations. Both of these measures could result in lower performance of the underlying Fund, which in turn would result in lower overall performance of your Contract.



Because frequent transfers may reduce Fund performance, the effect may be a lower Death Benefit paid to your Beneficiary or lower Annuity Payouts for your Payee and an overall reduction of the value of other optional benefits available under your Contract.




WHAT IF A PROSPECTUS FOR THE UNDERLYING FUNDS HAS DIFFERENT POLICIES AND PROCEDURES REGARDING FREQUENT TRADING?




While the prospectuses for the underlying Funds may describe policies and procedures regarding frequent trading that may be different from those described in this variable annuity prospectus, as of the date of this prospectus, the policies and procedures described in this variable annuity prospectus control how we administer Sub-Account transfers. We anticipate that the implementation of Rule 22c-2 under the 1940 Act will impact the way we administer Sub-Account transfers. We will continue to monitor transfer activity and we may modify these restrictions at any time.




FIXED ACCOUNT TRANSFERS -- If applicable, during each Contract Year, you may make transfers out of the Fixed Account to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%).




FIXED ACCOUNT TRANSFER RESTRICTIONS -- Each Contract Year you may transfer the greater of:




- 30% of the greatest Contract Value in the Fixed Account as of any Contract Anniversary or Contract issue date. When we calculate the 30%, we add Premium Payments made after that date but before the next Contract Anniversary. The 30% does not include Contract Value in any DCA Plus Program; or




- An amount equal to your largest previous transfer from the Fixed Account in any one Contract Year.




We apply these restrictions to all transfers from the Fixed Account, including all systematic transfers and Dollar Cost Averaging Programs, except for transfers under our DCA Plus Program.


If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.



We may defer transfers and Surrenders from the Fixed Account for up to 6 months from the date of your request.

28                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------



You must wait 6 months after your most recent transfer from the Fixed Account before moving Sub-Account Values back to the Fixed Account. If you make systematic transfers from the Fixed Account under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Account.




As a result of these limitations, it may take a significant amount of time (i.e., several years) to move Contract Values in the Fixed Account to Sub-Accounts and therefore this may not provide an effective short term defensive strategy.


TELEPHONE AND INTERNET TRANSFERS -- You can make transfers by contacting us.

Transfer instructions received by telephone on any Valuation Day before the end of any Valuation Day will be carried out that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

Telephone or Internet transfer requests may currently only be cancelled by calling us before the end of the Valuation Day on the Valuation Day you made the transfer request.

We, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that contract owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed power of attorney form. Once we have the completed form on file, we will accept transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a power of attorney.

B. CHARGES AND FEES



Specific charges and fees are described in the Synopsis (Section 2). Charges for optional benefits are described in Sections 2, 6 and 7.


THE CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to Registered Representatives and the cost of preparing sales literature and other promotional activities.

We may assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender and how long your Premium Payments have been in the Contract. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender. The amount assessed a Contingent Deferred Sales Charge will not exceed your total Premium Payments.



SURRENDER ORDER -- During the Contract Years when a Contingent Deferred Sales Charge may apply to the initial Premium Payment, all Surrenders in excess of the Annual Withdrawal Amount (which is equal to 10% of total Premium Payments) will be taken first from your aggregate Premium Payments, if any. Surrenders in excess of the Annual Withdrawal Amount will be subject to a Contingent Deferred Sales Charge.




Thereafter, Surrenders will be taken first from earnings, then from Premium Payments not subject to a Contingent Deferred Sales Charge, then from 10% of Premium Payments still subject to a Contingent Deferred Sales Charge and then from Premium Payments subject to a Contingent Deferred Sales Charge on a first-in-first-out basis. Only amounts invested for less than the requisite holding period are subject to a Contingent Deferred Sales Charge.


THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- Annual Withdrawal Amount -- During the Contract Years when a Contingent Deferred Sales Charge applies, from each Premium Payment, you may take partial Surrenders up to 10% of the total Premium Payments subject to a Contingent Deferred Sales Charge. If you do not take 10% one year, you may not take more than 10% the next year. These amounts are different for group unallocated Contracts and Contracts issued to a Charitable Remainder Trust.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               29

-------------------------------------------------------------------------------

- If you are a patient in a certified long-term care facility or other eligible facility -- We will waive any Contingent Deferred Sales Charge for a partial or full Surrender if you, the joint Contract Owner or the Annuitant, are confined for at least 180 calendar days to a:

X facility recognized as a general hospital by the proper authority of the state in which it is located;

X facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals;

X  facility certified as a hospital or long-term care facility; or

X nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day.

For this waiver to apply, you must:

-   have owned the Contract continuously since it was issued,

-   provide written proof of your eligibility satisfactory to us, and

- request the Surrender within 91 calendar days of the last day that you are an eligible patient in a recognized facility or nursing home.

This waiver is not available if you, the joint Contract Owner or the Annuitant is in a facility or nursing home when you purchase or upgrade the Contract. We will not waive any Contingent Deferred Sales Charge applicable to any Premium Payments made while you are in an eligible facility or nursing home.

This waiver may not be available in all states.

- Upon death of the Annuitant, Contract Owner or joint Contract Owner -- No Contingent Deferred Sales Charge will be deducted if the Annuitant, Contract Owner or joint Contract Owner dies.

- Upon Annuitization -- The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. However, we will charge a Contingent Deferred Sales Charge if the Contract is Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.



- For Required Minimum Distributions -- This allows Annuitants who are age 70 1/2 or older, with a Contract held under an IRA or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge for one year's required minimum distribution for that Contract Year. All requests for Required Minimum Distributions must be in writing.


- For substantially equal periodic payments -- We will waive Contingent Deferred Sales Charge if you take partial Surrenders under the Automatic Income Program where you receive a scheduled series of substantially equal periodic payments for the greater of five years or to age 59 1/2.

- Upon cancellation during the Right to Cancel Period -- No Contingent Deferred Sales Charge will be deducted if you cancel your Contract during the Right to Cancel Period.



See section 7 for more information regarding waivers applicable to optional benefits.


MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge specified above. This charge is deducted from your Sub-Account Value.

The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- Mortality Risk -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur in periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

30                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

- Expense Risk -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.



Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned. If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits, as well as revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors as described in Section 8(e). We expect to make a profit from the mortality and expense risk charge.


ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.



We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we may limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other conditions. We do not include contracts from our Putnam Hartford line of variable annuity contracts with the Contracts when we combine Contract Value for purposes of this waiver.


ADMINISTRATIVE CHARGE

For administration, we apply a daily charge against all Contract Values held in the Separate Account during both the accumulation and the annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge imposed on a Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge.

PREMIUM TAXES

We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5% and 1% in Puerto Rico.

CHARGES AGAINST THE FUNDS

Annual Fund Operating Expenses -- The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees, distribution fees and operating expenses and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses.

REDUCED FEES AND CHARGES

We may offer, in our discretion, reduced fees and charges including, but not limited to Contingent Deferred Sales Charges, the Mortality and Expense Risk Charge, the Annual Maintenance Fee, and charges for optional benefits, for certain Contracts (including employer sponsored savings plans) which may result in decreased costs and expenses. Reductions in these fees and charges will not be unfairly discriminatory against any Contract Owner.



C. SURRENDERS




WHAT KINDS OF SURRENDERS ARE AVAILABLE?




Full Surrenders before the Annuity Commencement Date -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges, if applicable, a pro-rated portion of optional benefit charges, if applicable, and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               31

-------------------------------------------------------------------------------



Partial Surrenders before the Annuity Commencement Date -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. We will deduct any applicable Contingent Deferred Sales Charge. You can ask us to deduct the Contingent Deferred Sales Charge from the amount you are Surrendering or from your remaining Contract Value. If we deduct the Contingent Deferred Sales Charge from your remaining Contract Value, that amount will also be subject to Contingent Deferred Sales Charge.




There are several restrictions on partial Surrenders before the Annuity Commencement Date:




- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and




- After a Surrender, your Contract Value must be equal to or greater than our then current minimum Contract Value that we establish according to our current policies and procedures. We may change the minimum Contract Value in our sole discretion, with notice to you. Your resulting Death Benefit will be reduced proportionately if you Surrender the majority of your Contract Value. We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after a Surrender.




Full Surrenders after the Annuity Commencement Date -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Payment for a Period Certain Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.




Partial Surrenders after the Annuity Commencement Date -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity With Payments for a Period Certain, Joint and Last Survivor Life Annuity With Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Options. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.




To qualify for partial Surrenders under these Annuity Payout Options you must make the Surrender request during the Period Certain.




We will deduct any applicable Contingent Deferred Sales Charges.




If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, we will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, we will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.




These options may not be available if the Contract is issued to qualify under Code Sections 401, 403, 408, or 457. For such Contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.




Please check with your qualified tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.




HOW DO YOU REQUEST A SURRENDER?




Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone or on the Internet. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.




Written Requests -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:




- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,




-   your tax withholding amount or percentage, if any, and




-   your mailing address.




If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from; otherwise, the Surrender will be taken in proportion to the value in each Account.




Telephone Requests -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program, or you are no longer the owner of the Contract. Please call us with any questions regarding restrictions on telephone surrenders.

32                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------



Internet Requests -- To request a partial Surrender by internet; we must have received your completed Internet partial Withdrawal Program Enrollment Form. If there are joint Owners, both must sign this form. By signing the form, you authorize us to accept Internet instructions for partial Surrenders from either Owner. Internet authorization will remain in effect until we receive a written cancellation notice from you or your joint Owner, we discontinue the program, or you are no longer the owner of the Contract. Please call us with any questions regarding restrictions on Internet Surrenders.




We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.




Telephone and Internet Surrender instructions received before end of a Valuation Day will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.




Completing a Power of Attorney form for another person to act on your behalf may prevent you from making Surrenders via telephone and Internet.




WHAT SHOULD BE CONSIDERED ABOUT TAXES?




There are certain tax consequences associated with Surrenders. If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts. Please refer to the discussions in Sections 9 and 10 for more information.




WE DO NOT MONITOR SURRENDER REQUESTS. CONSULT YOUR PERSONAL TAX ADVISER TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY.




More than one Contract issued in the same calendar year -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these Contracts may be treated as one Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date.




Internal Revenue Code section 403(b) annuities -- As of December 31, 1988, all section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are: (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age 59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.




We encourage you to consult with your qualified tax adviser before making any Surrenders. See Section 9 for more information.




D. ANNUITY PAYOUTS




During the accumulation phase of your Contract we look at the Contract Value, being the sum of the value of the Fixed Account and all Sub-Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. On any Valuation Day the investment performance of the Sub-Accounts will fluctuate with the performance of the underlying Funds.




When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you make to your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of a Sub-Account, settling a Death Benefit claim or by annuitizing your Contract.




To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.




The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:




- The net asset value per share plus applicable distributions per share of each Fund at the end of the current Valuation Day; divided by




- The net asset value per share of each Fund at the end of the prior Valuation Day; multiplied by




- Contract charges including the daily deductions for the mortality and expense risk charge and any other periodic expenses, including charges for optional benefits, adjusted for the number of days in the period.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               33

-------------------------------------------------------------------------------



We will send you a statement at least annually, which tells you how many Accumulation Units you have, their value and your total Contract Value.




When you "annuitize" your Contract, you begin the process of converting Accumulation Units in what is known as the "payout phase." The payout phase starts with your Annuity Commencement Date and ends when we make the last payment required under your Contract. You should answer five questions:




-   When do you want Annuity Payouts to begin?




-   Which Annuity Payout Option do you want to use?




-   How often do you want the Payee to receive Annuity Payouts?




-   What is the Assumed Investment Return?




- Do you want Annuity Payouts to be fixed dollar amount or variable dollar amount?




Please check with your financial adviser to select the Annuity Payout Option that best meets your income needs.




WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?




You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may ask us to change the Annuity Commencement Date by notifying us within thirty days prior to the date. The Annuity Commencement Date cannot be deferred beyond the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval, which approval may be denied or withheld for any reason. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday. We have the right, in our sole discretion, to agree or refuse to extend your Annuity Commencement Date regardless of whether we may have granted extensions in the past to you or other similarly situated investors. In certain instances, a Financial Intermediary has asked us to restrict Annuity Commencement Date extensions for their customers. Please ask your Registered Representative whether you are affected by any such prohibition and make sure that you fully understand the implications this might have in regard to your withdrawal and death benefits under your Contract and any optional rider chosen. For instance, once you annuitize, you may no longer invest additional Premium Payments and both standard or optional death and withdrawal benefits will terminate. Contact your Registered Representative or us before you make any significant Surrenders (other than systematic withdrawals) and to understand reinstatement privileges that may be available in certain instances. You may choose to begin receiving a variable dollar amount Annuity Payout at any time. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.




The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.




All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.




WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?




Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the Death Benefit section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.




LIFE ANNUITY




We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.




LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN




We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant's age. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.




LIFE ANNUITY WITH A CASH REFUND




We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value on the Annuity Commencement Date minus any Premium Tax, the remaining value will be paid to the

34                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------



Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus all Annuity Payouts already made. This option is only available for fixed dollar amount Annuity Payouts.




JOINT AND LAST SURVIVOR LIFE ANNUITY




We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:




-   Remain the same at 100%, or




-   Decrease to 66.67%, or




-   Decrease to 50%.




For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.




JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN




We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.




When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:




-   Remain the same at 100%, or




-   Decrease to 66.67%, or




-   Decrease to 50%.




For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.




PAYMENTS FOR A PERIOD CERTAIN




We agree to make payments for a specified time. The minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. The maximum period that you can select is 100 years minus your Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.




YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, OR PAYMENTS FOR A PERIOD CERTAIN ANNUITY PAYOUT OPTION. A CONTINGENT DEFERRED SALES CHARGE MAY BE DEDUCTED.




For qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.




Automatic Annuity Payouts -- If you do not elect an Annuity Payout Option, monthly Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an Assumed Investment Return equal to 5%.




HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?




In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:




-   monthly,




-   quarterly,




-   semi-annually, or

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               35

-------------------------------------------------------------------------------



-   annually.




Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50.




WHAT IS THE ASSUMED INVESTMENT RETURN?




The Assumed Investment Return ("AIR") for variable dollar amount Annuity Payouts is the investment return you select before we start to make Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.




Subject to the approval of your State, you can select one of three AIRs described in the Highlights section. The greater the AIR, the greater the initial Annuity Payout. But a higher AIR may result in a smaller potential growth in future Annuity Payouts when the Sub-Accounts earn more than the AIR. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater when the Sub-Accounts earn more than the AIR.




For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout is lower than the first.




Level variable dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of variation depends on the AIR you select.




DO YOU WANT ANNUITY PAYOUTS TO BE FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT?




You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.




Fixed Dollar Amount Annuity Payouts -- Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payouts. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate set by us.




Variable Dollar Amount Annuity Payouts -- Once a variable dollar amount Annuity Payout begins, you cannot change your selection to receive a fixed dollar amount Annuity Payout. A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.




The dollar amount of the first variable Annuity Payout depends on:




-   the Annuity Payout Option chosen,




-   the Annuitant's attained age and gender (if applicable),




- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table adjusted for projections based on accepted actuarial principles, and




-   the Assumed Investment Return.




The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.




The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of Annuity Units for each Sub-Account multiplied by the Annuity Unit Value of each Sub-Account.




The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit Factor, multiplied by the Annuity Unit Value for the preceding Valuation Period. The Annuity Unit Factor offsets the AIR used to calculate your first variable dollar amount Annuity Payout.




The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds in relation to the AIR. The degree of the fluctuation will depend on the AIR you select.




          ANNUITY                ANNUITY                ANNUITY
 AIR    UNIT FACTOR     AIR    UNIT FACTOR     AIR    UNIT FACTOR
-------------------------------------------------------------------
 3%      0.999919%      5%      0.999866%      6%      0.999840%

36                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------



Combination Annuity Payout -- You may choose to receive a combination of fixed dollar amount and variable dollar amount Annuity Payouts as long as they total 100% of your Annuity Payout. For example, you may choose to use 40% fixed dollar amount and 60% variable dollar amount to meet your income needs.




Transfer of Annuity Units -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day. All Sub-Account transfers must comply with our Sub-Account transfer restriction policies.




E. STANDARD DEATH BENEFITS




WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?




The Death Benefit is the amount we will pay if the Owner, joint Owner, or the Annuitant dies before we begin to make Annuity Payouts. We calculate the Death Benefit when we receive a certified death certificate or other legal document acceptable to us. The calculations for the Death Benefit that are described below are based on the Contract Value on the date we receive a certified death certificate or other legal document acceptable to us.




The calculated Death Benefit will remain invested in the same Accounts, according to the Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. This means the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.




In most cases, we have used the same terminology in the Contract and this prospectus. However, when describing the Death Benefits, we have used different terms in this prospectus than in the Contract. When you receive your Contract after purchase, it will include Contract riders that describe your Death Benefit. For the Standard Death Benefit, called Premium Security Death Benefit in your prospectus, for age 80 and under, you will receive riders entitled Asset Protection Death Benefit and Premium Protection Death Benefit. Together, these riders make up the Premium Security Death Benefit. For the Asset Protection Death Benefit (issue ages of Owner(s) and Annuitant 81 - 85), you will receive a Contract rider with the same name. The Standard Death Benefit is at no additional cost.




THE PREMIUM SECURITY DEATH BENEFIT




If applicable, your Death Benefit is the highest of:




-   Contract Value; or




-   Total Premium Payments adjusted for partial Surrenders; or




- The lesser of Maximum Anniversary Value or the sum of Contract Value plus 25% of Maximum Anniversary Value (excluding Premium Payments we receive within 12 months of death).




References to "Contract Value" refer to such value on the date we receive due proof of death. Please refer to Premium Security Death Benefit examples 1 - 3 in Appendix I.




THE ASSET PROTECTION DEATH BENEFIT




If applicable, your Death Benefit is the greatest of A, B and if applicable C, below:




    A.  Contract Value;




    B. The lesser of Premium Payments (adjusted for partial Surrenders) or the sum of Contract Value plus 25% of total Premium Payments adjusted for partial Surrenders (excluding Premium Payments we receive within 12 months of death); or




    C. If one of the Owners and Annuitant is age 81 or older on the date we issue this Contract and one of the Owners and Annuitant is age 79 or younger on the date we issue this Contract, the death benefit payable upon the death of the younger of the Owners or Annuitant will be the lesser of Maximum Anniversary Value or the sum of Contract Value plus 25% of Maximum Anniversary Value.




All references to "Contract Value" refer to such value on the date we receive due proof of death. Please refer to Asset Protection Death Benefit examples 1 - 2 in Appendix I.




MAXIMUM ANNIVERSARY VALUE




The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               37

-------------------------------------------------------------------------------



The Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:




- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and




- Your Anniversary Value is reduced for any partial Surrender since the Contract Anniversary.




The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.




ADJUSTMENTS FOR SURRENDERS




We calculate the adjustments to your Maximum Anniversary Value for any Surrenders by reducing your Maximum Anniversary Value on a dollar-for-dollar basis for any Surrenders within a Contract Year up to 10% of aggregate Premium Payments. After that, we reduce your Maximum Anniversary Value proportionally based on the amount of any Surrenders that exceed 10% of aggregate Premium Payments divided by your aggregate Contract Value at the time of Surrender. For examples of how this is applied for the Premium Security Death Benefit, please refer to Premium Security Death Benefit examples 1 - 3 in Appendix I and for the Asset Protection Death Benefit, please refer to Asset Protection Death Benefit examples 1 - 2 in Appendix I.




We calculate the adjustment to your aggregate Premium Payments for any Surrenders by reducing your aggregate Premium Payments on a dollar-for-dollar basis for any Surrenders within a Contract Year up to 10% of aggregate Premium Payments. After that, we reduce your aggregate Premium Payments proportionately based on the amount of any Surrenders that exceed 10% of aggregate Premium Payments divided by your aggregate Contract Value at the time of Surrender.




ADDITIONAL INFORMATION ABOUT DEATH BENEFITS




We reserve the right to treat all deferred variable annuities that you buy from us or our affiliates as a single contract for the purposes of determining your total death benefits. These limits will be applied if you make $5 million or more in total aggregate Premium Payments. If applicable, the aggregate limit on total death benefits payable by us or our affiliates will never exceed a maximum of:




- $5 million of Premium Payments (as reduced by an adjustment for Surrenders), or




-   Contract Value plus $1 million.




Any reduction in death benefits will be in proportion to the Contract Value of each deferred variable annuity at the time of reduction.


HOW IS THE DEATH BENEFIT PAID?



The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Contract Owner has designated the manner in which the Beneficiary will receive the Death Benefit. We will calculate the death benefit as of the date we receive a certified death certificate or other legal documents acceptable by us. The death benefit amount remains invested and is subject to market fluctuation until complete settlement instructions are received from the Beneficiary. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.


If your Beneficiary elects to receive the Death Benefit amount as a lump sum payment, we may transfer that amount to our General Account and issue the Beneficiary a draftbook. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. For Federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. If the Beneficiary resides or the Contract was purchased in a state that imposes restrictions on this method of lump sum payment, we may issue a check to the Beneficiary.



The Beneficiary may elect under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit invested with us for up to five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges. We reserve the right to inform the IRS in the event that we believe that any Beneficiary has intentionally delayed delivering proper proof of death in order to circumvent applicable Code proceeds payment duties. We shall endeavor to fully discharge the last instructions from the Owner wherever possible or practical.




The Beneficiary of a non-qualified Contract or IRA (prior to the required distribution date) may also elect the "Single Life Expectancy Only" option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

38                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

Required Distributions -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

Alternatives to the Required Distributions -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.



Spousal Contract Continuation -- If the Contract Owner dies and a Beneficiary is the Contract Owner's spouse, that portion of the Contract for which the spouse is considered the Beneficiary will continue with the spouse as Contract Owner, unless the spouse elects to receive the Death Benefit as a lump sum payment or as an annuity payment option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract continuation will only apply one time for each Contract.


WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.

If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Contract Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving joint       The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit.
Contract Owner                   There is no surviving joint      The Annuitant is living or       Designated Beneficiary receives
                                 Contract Owner                   deceased                         the Death Benefit.
Contract Owner                   There is no surviving joint      The Annuitant is living or       Contract Owner's estate
                                 Contract Owner and the           deceased                         receives the Death Benefit.
                                 Beneficiary predeceases the
                                 Contract Owner
Annuitant                        The Contract Owner is living     There is no named Contingent     The Contract Owner becomes the
                                                                  Annuitant                        Contingent Annuitant and the
                                                                                                   Contract continues. The
                                                                                                   Contract Owner may waive this
                                                                                                   presumption and receive the
                                                                                                   Death Benefit.
Annuitant                        The Contract Owner is living     The Contingent Annuitant is      Contingent Annuitant becomes
                                                                  living                           the Annuitant, and the Contract
                                                                                                   continues.
Annuitant                        The Contract Owner is a trust    There is no named Contingent     The Contract Owner receives the
                                 or other non-natural person      Annuitant                        Death Benefit.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               39

-------------------------------------------------------------------------------

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                             AND . . .                               THEN THE . . .
Contract Owner                            The Annuitant is living                   Designated Beneficiary becomes the
                                                                                    Contract Owner.
Annuitant                                 The Contract Owner is living              Contract Owner receives the payout at
                                                                                    death, if any.
Annuitant                                 The Annuitant is also the Contract Owner  Designated Beneficiary receives the payout at death, if any.



THESE ARE THE MOST COMMON SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A PAYOUT AT DEATH. FOR MORE INFORMATION ON ANNUITY PAYOUT OPTIONS THAT MAY NOT RESULT IN A PAYOUT AT DEATH PLEASE SEE THE SECTION ENTITLED "ANNUITY PAYOUTS." IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.


F. OTHER PROGRAMS AVAILABLE

We may discontinue, modify or amend any of these Programs or any other programs we establish. Any change other than termination of a Program will not affect Contract Owners currently enrolled in the Program. There is no additional charge for these programs. If you are enrolled in any of these programs while a fund merger, substitution or liquidation takes place, unless otherwise noted in any communication from us; your Contract Value invested in such underlying Fund will be transferred automatically to the designated surviving Fund in the case of mergers and any available Money Market Fund in the case of Fund liquidations. Your enrollment instructions will be automatically updated to reflect the surviving Fund or a Money Market Fund for any continued and future investments.



Dollar Cost Averaging Plus ("DCA Plus") Programs -- You may enroll in one or more special pre-authorized periodic transfer programs known as our DCA Plus Programs (the "Programs"). Under these Programs, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into a Program (we may allow a lower minimum Premium Payment for qualified plan transfers or rollovers, including IRAs) and pre-authorize transfers from our Fixed Account to any of the Sub-Accounts under either a 6-Month Transfer Program or 12-Month Transfer Program subject to Program rules. This minimum amount applies to the initial and all subsequent Premium Payments. The 6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Under the 6-Month Transfer Program, the interest rate can accrue up to 6 months and all Premium Payments and accrued interest must be transferred from the Program to the selected Sub-Accounts in 3 to 6 months. Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected and with the final transfer of the entire amount remaining in the Program.




The pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, we will return your Program payment to you for further instruction. If your Program payment is less than the required minimum amount, we will apply it to your Contract according to your instructions on record for a subsequent Premium Payment.


Under the DCA Plus Programs, the credited interest rate is not earned on the full amount of your Premium Payment for the entire length of the Program. This is because Program transfers to the Sub-Accounts decrease the amount of your Premium Payment remaining in the Program.



All Program payments, including any subsequent Program payment, must meet the Program minimum. Any subsequent Program payments we receive during an active Program transfer period which are received during the same interest rate effective period will be credited to the current Program. Any subsequent Program payments we receive during an active Program transfer period which are received during a different interest rate effective period will be used to start a new Program. That Program will be credited with the interest rate in effect on the date we start the new Program. Unless you send us different instructions, the new Program will be the same length of time as your current Program and will allocate the subsequent Program payments to the same Sub-Accounts.


The DCA Plus Program may credit a higher interest rate but it does not ensure a profit or protect you against a loss in declining markets. Continuous or periodic investment programs neither insure a profit nor protect against a loss in declining markets. Because this program involves continuous investing regardless of fluctuating price levels, you should carefully consider your ability to continue investing through periods of fluctuating prices.

40                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

We may limit the total number of DCA Programs and DCA Plus Programs to 5 Programs open at any one time. We determine, in our sole discretion, the interest rates credited to the Program. These interest rates may vary depending on the Contract you purchased. Please consult your Registered Representative to determine the interest rate for your Program.

You may elect to terminate the transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the Sub-Accounts you selected for the Program unless you provide us with different instructions.



Other Dollar Cost Averaging Programs -- We currently offer two different types of Dollar Cost Averaging Programs in addition to the DCA Plus Program. If you enroll, you may select either the Fixed Amount DCA Program or the Earnings/Interest DCA Program. The Fixed Amount DCA Program allows you to regularly transfer an amount you select from the Fixed Account (if available based on the form of Contract selected) or any Sub-Account into a different Sub-Account. The Earnings/Interest DCA Program allows you to regularly transfer the interest from the Fixed Account or the earnings from one Sub-Account into a different Sub-Account. For either Program, you may select transfers on a monthly or quarterly basis, but you must at least make three transfers during the Program. The Fixed Amount DCA Program begins 15 days after the Contract Anniversary the month after you enroll in the Program. The Earnings/ Interest DCA Program begins at the end of the length of the transfer period you selected plus two business days. That means if you select a monthly transfer, your Earnings/Interest DCA Program will begin one month plus two business days after your enrollment. Dollar Cost Averaging Programs do not guarantee a profit or protect against investment losses. If you make systematic transfers from the Fixed Account under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Account.




Continuous or periodic investment programs neither insure a profit nor protect against a loss in declining markets. Because this program involves continuous investing regardless of fluctuating price levels, you should carefully consider your ability to continue investing through periods of fluctuating prices.




Automatic Additions Program -- Automatic Additions is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract excluding the DCA Plus Programs.




Automatic Income Program -- The Automatic Income Program allows you to make partial Surrenders up to 10% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge. You can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. The minimum amount of each Surrender is $100. Amounts taken under this Program will count towards the Annual Withdrawal Amount, and if received prior to age 59 1/2, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Your level of participation in this Program may result in your exceeding permissible withdrawal limits under certain optional withdrawal riders. Please refer to section 7 for more information about the impact this could have on your withdrawal and/or death benefits.




Asset Rebalancer Program -- Asset Rebalancer is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. The Contract offers static model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under the Asset Rebalancer Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You can transfer freely between allocation models up to twelve times per year. You can only participate in one model at a time.




General -- We may discontinue, modify or amend any of these Programs or any other programs we establish. Any change other than termination of a Program or closure of an underlying fund, will not affect Owners currently enrolled in the Program. However, if an underlying fund closes to new Premium Payments and subsequent Premium Payments, it may also be closed to all Dollar Cost Averaging programs including the DCA Plus Program. If you are enrolled in any of these programs while a fund merger, substitution or liquidation takes place, unless otherwise noted in any communication from us, your Contract Value invested in such underlying Fund will be transferred automatically to the designated surviving Fund and your enrollment instructions will be automatically updated to reflect the surviving Fund for any continued and future investments.




If you make systematic transfers from the Fixed Account under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Account.




There is no additional charge for these Programs.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               41

-------------------------------------------------------------------------------



6. OPTIONAL DEATH BENEFITS




A. MAV PLUS




OBJECTIVE




Refund at death at least Premium Payments or some percentage of the possible increase in value.




HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?




The Death Benefit will be the greater of the Standard Death Benefit and MAV Plus Death Benefit. If you also elect any optional benefit rider, the Death Benefit will be the greater of such optional rider and this rider.




The MAV Plus Death Benefit is the greatest of:




-   your Contract Value on the date we receive due proof of death;




-   total Premium Payments adjusted for any partial Surrender;




-   your Maximum Anniversary Value; or




-   your Earnings Protection Benefit.




The Earnings Protection Benefit depends on the age of you and/or your Annuitant on the date this rider is added to your Contract. If each is aged 69 or younger, the Death Benefit is the Contract Value on the date we receive due proof of death plus 40% of the lesser of Contract gain on that date and the cap. The terms gain and cap are described below. If you and/or your Annuitant are age 70 or older on the date this rider is added to your Contract, the benefit is the Contract Value on the date we receive due proof of death plus 25% of the lesser of Contract gain on that date and the cap. We determine Contract gain by subtracting your Contract Value on the date you added this rider from the Contract Value on the date we receive due proof of death calculation date. We then deduct any Premium Payments and add adjustments for any partial Surrender made during that time. We make an adjustment for partial Surrenders if the amount of Surrender is greater than the Contract gain immediately prior to the Surrender. The adjustment is the difference between the two, but not less than zero.




We calculate the adjustment to your aggregate Premium Payments for any Surrenders by reducing your aggregate Premium Payments on a dollar-for-dollar basis for any Surrenders within a Contract Year up to 10% of aggregate Premium Payments. After that, we reduce your aggregate Premium Payments proportionately based on the amount of any Surrenders that exceed 10% of aggregate Premium Payments divided by your aggregate Contract Value at the time of Surrender. Please refer to the examples in Appendix I for illustrations of this adjustment. Please refer to MAV Plus examples 1 & 2 in Appendix I for more information.




The Contract gain that is used to determine your Death Benefit has a limit or cap. The cap is 200% of the following:




-   the Contract Value on the date this rider was added to your Contract; plus




- Premium Payments made after this rider was added to your Contract, excluding any Premium Payments made within 12 months of the date we receive due proof of death; minus




-   any adjustments for partial Surrenders.




WHEN CAN YOU BUY THIS RIDER?




You may elect this rider only at the time of issue and once you do so, your choice is irrevocable. You may not choose this optional death benefit if you and/or your Annuitant are age 76 or older on the Contract issue date. In states where the MAV Plus Death Benefit is not available, we offer the "Maximum Anniversary Value (MAV) Death Benefit" for the same additional fee. The MAV Death Benefit is the same as the MAV Plus Death Benefit but excludes the Earnings Protection Benefit.




DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?




No.




HOW IS THE CHARGE FOR THIS RIDER CALCULATED?




The annual charge for this rider is based on your daily Sub-Account Value and is deducted daily. The charge for this rider continues to be deducted until we begin to make Annuity Payouts.




DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?




This rider is not affected by the Benefit Amount or Payment Base.

42                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------



IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?




No.




IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?




Yes. If you elect MAV Plus, the benefit we pay upon death will be the greater of the Premium Security Death Benefit and the MAV Plus Death Benefit.




DOES THIS RIDER REPLACE STANDARD DEATH BENEFITS?




No.




CAN YOU REVOKE THIS RIDER?




No.




WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS
RIDER?




Surrenders will reduce the MAV Plus Death Benefit and will be subject to Contingent Deferred Sales Charges, if any. See section 5(e) for further information.




WHAT HAPPENS IF YOU CHANGE OWNERSHIP?




See sections 5(a), 5(e) and 8(b) for further information.




CAN YOUR SPOUSE CONTINUE YOUR CONTRACT RIGHTS?




If your Spouse continues the Contract as Owner, we will use the date the Contract is continued with your Spouse as Owner as the effective date this rider was added to the Contract. This means we will use the date the Contract is continued with your Spouse as Owner as the effective date for calculating this Death Benefit going forward. The percentage used for this Death Benefit will be determined by the oldest age of any remaining joint Owner or Annuitant at the time the Contract is continued. Spousal Contract continuation can apply once during the term of this Contract.




WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?




This rider will be terminated and the fee will no longer be assessed.




ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?




No.




ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?




No.




CAN WE AGGREGATE CONTRACTS?




Yes. We reserve the right to treat all deferred variable annuities that you buy from us or our affiliates as a single contract for the purposes of determining your total death benefits. These limits will be applied if you make $5 million or more in total aggregate Premium Payments. If applicable, the aggregate limit on total death benefits payable by us or our affiliates will never exceed a maximum of:




- $5 million of Premium Payments (as reduced by an adjustment for Surrenders), or




-   Contract Value plus $1 million.




Any reduction in death benefits will be in proportion to the Contract Value of each deferred variable annuity at the time of reduction.




OTHER INFORMATION




For examples of how this rider works, see "Appendix I."




This rider may not be appropriate for all investors. Several factors, among others, should be considered:




- This rider is not available in all states or is named differently in those states. See section 8(b) for more information.




- If your Contract has no gain, your Beneficiary will receive no additional benefit.




- A Death Benefit is paid to Beneficiaries upon the death of the Annuitant or any Owner, whichever occurs first.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               43

-------------------------------------------------------------------------------



- This rider may be used to supplement Death Benefits in other optional riders. In certain instances, however, this additional Death Benefit coverage could be superfluous.




-   Annuitizing your Contract will extinguish this rider.




7. OPTIONAL WITHDRAWAL BENEFITS




A. THE HARTFORD'S PRINCIPAL FIRST PREFERRED




OBJECTIVE




Protect your Premium Payments from poor market performance through annual Benefit Payments until the Benefit Amount is reduced to zero.




HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?




This rider protects Premium Payments by guaranteeing annual Benefit Payments until your Benefit Amount, rather than your Contract Value, has been exhausted.




WHEN CAN YOU BUY THIS RIDER?




You may elect this benefit at any time, provided we are still offering this rider for new sales.




For investors purchasing a Contract after the date of this prospectus, the maximum age of any Contract Owner or Annuitant when electing this rider is age
70. For all other investors, the maximum age of any Contract Owner or Annuitant electing this rider is age 85 for non-qualified plans and age 70 for IRA or qualified plans.




DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?




If you elect this rider, you may not elect any optional riders other than MAV Plus (MAV only in applicable states).




HOW IS THE CHARGE FOR THIS RIDER CALCULATED?




The annual charge for this rider is based on your daily Sub-Account Value and is deducted daily. We will continue to deduct The Hartford's Principal First Preferred Charge until we begin to make Annuity Payouts or the rider is revoked.




DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?




Yes. Your Benefit Amount will fluctuate based on subsequent Premium Payments or partial Surrenders. Partial Surrenders in excess of your annual Benefit Payments may also trigger a recalculation of the Benefit Amount and future Benefit Payments. Your Benefit Amount can never be more than $5 million.




IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?




No. You can continue to take Benefit Payments until the Benefit Amount has been depleted. Once the initial Benefit Amount has been determined, we calculate Benefit Payments for the upcoming year. If you elect the rider when purchasing the Contract, your initial Premium Payment is equal to the initial Benefit Amount. If you elect the rider at a later date, your Contract Value, on the date it is added to your Contract, is equal to the initial Benefit Amount. The maximum Benefit Payment is 5% of your Premium Payments. Benefit Payments are available at any time and can be taken on any schedule that you request. Benefit Payments are non-cumulative, which means that your Benefit Payment will not increase in the future if you fail to take your full Benefit Payment for the current Contract Year. For example, if you do not take 5% one Contract Year, you may not take more than 5% the next Contract Year.




If you elect this rider when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you purchase this rider after you purchase your Contract, we count the first year as the time between the date you added this rider to your Contract and your next Contract Anniversary, which could be less than a year.




Any time you make subsequent Premium Payments, we re-calculate your Benefit Amount and annual Benefit Payments. Each time you add a Premium Payment, we increase your Benefit Amount by the amount of the subsequent Premium Payment on a dollar-for-dollar basis. When you make a subsequent Premium Payment, your Benefit Payments will increase by 5% of the amount of the subsequent Premium Payment.




Your Benefit Amount cannot be less than $0 or more than $5 million. Any activities that would otherwise increase the Benefit Amount above this ceiling will not be included for any benefits under this rider.




Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value and Benefit Amount. Each Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your annual Benefit Payment include any applicable Contingent Deferred Sales Charge.

44                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------



IF, IN ONE YEAR, YOUR SURRENDERS TOTAL MORE THAN YOUR ANNUAL BENEFIT PAYMENT, WE WILL RE-CALCULATE YOUR BENEFIT AMOUNT AND YOUR BENEFIT PAYMENT COULD BE SIGNIFICANTLY LOWER IN THE FUTURE. Any time we re-calculate your Benefit Amount and your Benefit Payment we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.




We recalculate your Benefit Amount by comparing the results of two calculations. First we deduct the amount of the last Surrender from your Contract Value ("New Contract Value") and then we deduct the amount of the last Surrender from the Benefit Amount ("New Benefit Amount"). Then we compare those results:




- If the New Contract Value is more than or equal to the New Benefit Amount, and more than or equal to the Premium Payments invested in the Contract, the Benefit Payment is unchanged.




- If the New Contract Value is more than or equal to the New Benefit Amount, but less than the Premium Payments invested in the Contract, we will recalculate your Benefit Payment. Your Benefit Payment then becomes 5% of your New Contract Value.




- If the New Contract Value is less than the New Benefit Amount, we will recalculate your Benefit Payment. We recalculate the Benefit Payment by comparing the "old" Benefit Payment to the "new" Benefit Payment for the New Benefit Amount and your Benefit Payment becomes the lower of those two values. Your New Benefit Amount is then equal to the New Contract Value.




Please refer to examples 2 - 6 for The Hartford's Principal First Preferred in Appendix I for illustrations regarding recalculation of your Benefit Amount.




If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.




Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on a calendar year basis (i.e., compared to a Contract Year basis), usually beginning after age 70 1/2. These withdrawals are called Required Minimum Distributions ("RMD"). An RMD may exceed your Benefit Payment, which will cause a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future. If you enroll in our Automatic Income Program to satisfy the RMD from the Contract and, as a result, the withdrawals exceed your annual Benefit Payment, we will not recalculate your Benefit Amount or Benefit Payment.




IS THIS RIDER DESIGNED TO PAY YOU A DEATH BENEFIT?




No. However, partial Surrenders will reduce the Standard Death Benefit.




DOES THIS RIDER REPLACE STANDARD DEATH BENEFITS?




No.




CAN YOU REVOKE THIS RIDER?




You may revoke this rider in writing anytime following the earlier of the 5th Contract Year (if elected at issuance) or the 5th anniversary of electing this rider post-issuance or at the time we exercise our right to impose investment restrictions. Annuitizing your Contract instead of receiving Benefit Payments will terminate this rider. We can revoke this rider if you violate the investment restrictions requirements. Once revoked, you cannot reinstate this or any other optional benefit rider and the rider fee will cease.




WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS
RIDER?




Please refer to the discussion above for the effect of partial Surrenders on your Benefit Amount and Benefit Payment. If your Contract Value is reduced to zero due to receiving annual Benefit Payments, and you still have a Benefit Amount, you will continue to receive a Benefit Payment through a fixed Annuity Payout option until your Benefit Amount is depleted. While you are receiving payments under fixed Annuity Payout options, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining Benefit Payments.




You can Surrender your entire Contract Value any time; however, you will receive your Contract Value at the time you request a full Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount that you would have received under this rider.




Please see section 9(C)(2)(d) & 10(F) for more information.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               45

-------------------------------------------------------------------------------



WHAT HAPPENS IF YOU CHANGE OWNERSHIP?




If you change the ownership or assign this Contract to someone other than your Spouse after 12 months of electing this rider, we will recalculate the Benefit Amount and the Benefit Payment may be lower in the future. The Benefit Amount will be recalculated to equal the lesser of:




-   The Benefit Amount immediately prior to the ownership change or assignment;
    or




-   The Contract Value at the time of the ownership change or assignment.




The Benefit Payment will then be reset to 5% of the new Benefit Amount.




See sections 5(a) and 8(b) for additional information.




CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT?




Yes. If the Owner dies and the Beneficiary is the deceased Owner's Spouse at the time of death, the Spouse may continue the Contract and this rider. This right may be exercised only once during the term of the Contract.




WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?




You may elect the annuitization option at any time. If you annuitize your Contract, you may choose this payout option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option (called the "PFP Annuity Payout Option"), we will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Owner or the Annuitant should die before the PFP Annuity Payout Period is complete, the remaining payments will be made to the Beneficiary. The PFP Annuity Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options. If you, the joint Owner or Annuitant die before the Annuity Calculation Date and all of the Benefit Payments guaranteed by us have not been made, the Beneficiary may elect to take the remaining Benefit Payments by electing the PFP Payout Option or any of the Death Benefit options offered in your Contract. If the Annuitant dies after the Annuity Calculation Date and before all of the Benefit Payments guaranteed by us have been made, the payments will continue to be made to the Beneficiary. If your Contract Value is reduced to zero, you will receive a fixed Annuity Payout option until your Benefit Amount is depleted.




ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?




Yes. You are not permitted to transfer more than 10% of your Contract Value as of your last Contract Anniversary from the Non-Growth Sub-Accounts to the Growth Sub-Accounts in any one Contract Year. If you transfer more than 10% of your Contract Value, this rider will automatically terminate and all Benefit Payments and this charge will cease. We may add or delete Sub-Accounts from the Non-Growth and Growth Sub-account lists at any time. Currently, we do not enforce this investment transfer restriction. We will provide you 30 days written notice when we elect to enforce this investment transfer restriction.

46                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------



                    NON-GROWTH SUB-ACCOUNTS                                              GROWTH SUB-ACCOUNTS
AIM V.I. BASIC VALUE FUND                                         AIM V.I. CAPITAL APPRECIATION FUND
  AIM V.I. CORE EQUITY FUND                                       AIM V.I. DENT DEMOGRAPHIC FUND
  AIM V.I. LARGE CAP GROWTH FUND                                  AIM V.I. INTERNATIONAL GROWTH FUND
  AIM V.I. MID CAP CORE EQUITY FUND                               AIM V.I. SMALL CAP EQUITY FUND
  AIM V.I. GOVERNMENT SECURITIES FUND                             AMERICAN FUNDS GLOBAL GROWTH FUND
  AMERICAN FUNDS ASSET ALLOCATION FUND                            AMERICAN FUNDS GLOBAL GROWTH AND INCOME FUND
  AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH FUND                 AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND
  AMERICAN FUNDS BOND FUND                                        AMERICAN FUNDS GROWTH FUND
  AMERICAN FUNDS GROWTH-INCOME FUND                               FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND
  AMERICAN FUNDS INTERNATIONAL FUND                               MFS EMERGING GROWTH SERIES
  AMERICAN FUNDS NEW WORLD FUND                                   MFS GLOBAL EQUITY SERIES
  FRANKLIN FLEX CAP GROWTH SECURITIES FUND                        MFS INVESTORS GROWTH STOCK SERIES
  FRANKLIN INCOME SECURITIES FUND                                 MFS MID CAP GROWTH SERIES
  FRANKLIN LARGE CAP GROWTH SECURITIES FUND                       MFS NEW DISCOVERY SERIES
  FRANKLIN LARGE CAP VALUE SECURITIES FUND                        MORGAN STANLEY -- CAPITAL OPPORTUNITIES
  FRANKLIN RISING DIVIDENDS SECURITIES FUND                       MORGAN STANLEY -- DEVELOPING GROWTH
  FRANKLIN STRATEGIC INCOME SECURITIES FUND
  HARTFORD MONEY MARKET HLS FUND
  MFS HIGH INCOME SERIES
  MFS INVESTORS TRUST SERIES
  MFS RESEARCH BOND SERIES
  MFS RESEARCH INTERNATIONAL SERIES
  MFS RESEARCH SERIES
  MFS TOTAL RETURN SERIES
  MFS VALUE SERIES
  MUTUAL DISCOVERY SECURITIES FUND
  MUTUAL SHARES SECURITIES FUND
  TEMPLETON DEVELOPING MARKETS SECURITIES FUND
  TEMPLETON FOREIGN SECURITIES FUND
  TEMPLETON GROWTH SECURITIES FUND
  MORGAN STANLEY -- DIVIDEND GROWTH
  MORGAN STANLEY -- FLEXIBLE INCOME
  MORGAN STANLEY -- FOCUS GROWTH
  MORGAN STANLEY -- GLOBAL EQUITY
  VAN KAMPEN LIT COMSTOCK
  VAN KAMPEN LIT GROWTH AND INCOME
  VAN KAMPEN -- UIF INTERNATIONAL GROWTH EQUITY
  VAN KAMPEN -- UIF U.S. MID CAP VALUE





ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?




No; however, your Benefit Amount cannot be more than $5 million. Any activities that would otherwise increase the Benefit Amount above this ceiling will not be included for any benefits under this rider.




CAN WE AGGREGATE CONTRACTS?




We reserve the right to treat all Contracts issued to you by us or one of our affiliates as one Contract for purposes of this rider. This means that if you purchase two Contracts from us in any twelve month period and elect optional withdrawal benefits in such other Contracts, withdrawals from one Contract may be treated as withdrawals from the other Contract.




OTHER INFORMATION




For examples of how this rider works, see "Appendix I."

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               47

-------------------------------------------------------------------------------



This rider may not be appropriate for all investors. Several factors, among others, should be considered:




- The annual percentage used for determining Benefit Payments is not a fixed rate of return. The Contract Value used in the calculation of the Benefit Amount and Benefit Payment is based on the investment performance of your Sub-Accounts.




-   Benefit Payments can't be carried forward from one year to the next.




- Annual Surrenders exceeding 5% accelerate depletion of your Benefit Amount even if you use the Automatic Income Program to meet Required Minimum Distribution requirements. No reliable assumptions can be made that your payments will continue for any particular number of years.




- Additional contributions made to your Contract after withdrawals have begun may not restore the previous amount of Benefit Payments, even if the additional contribution restores the Benefit Amount to the previous Benefit Amount.




- If elected post-issuance, the first one year period will be considered to be the time period between election and the next following Contract Anniversary.




- When the Contract Value is small in relation to the Benefit Amount, Surrenders may have a significant effect on future Benefit Payments.




B. THE HARTFORD'S LIFETIME INCOME FOUNDATION




OBJECTIVE




Protect principal from poor market performance, provide longevity protection through Lifetime Benefit Payments, and ensure a Death Benefit equal to the greater of Premium Payments reduced for partial Surrenders or Contract Value.




HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?




This rider provides two separate but bundled benefits that help achieve this goal. In other words, this rider is a guarantee that you can access two ways:




- LIFETIME WITHDRAWAL BENEFIT. This rider provides a series of Lifetime Benefit Payments payable in each Contract Year following the Relevant Covered Life's 60th birthday, until the first death of any Covered Life ("Single Life Option") or the second death of any Covered Life ("Joint/Spousal Option"). Lifetime Benefit Payments are based on the higher of your Payment Base or Contract Value on each Contract Anniversary multiplied by the applicable Withdrawal Percent. Payments may continue even if the Contract Value has been reduced to below our Minimum Contract Value. The Withdrawal Percent varies based upon the attained age of the Relevant Covered Life as of the Contract Anniversary prior to the first partial Surrender, and the survivor option chosen. Any partial Surrender taken prior to the Contract Anniversary following the Relevant Covered Life's 60th birthday will reduce the Payment Base and your future Lifetime Benefit Payment. Such partial Surrender may potentially eliminate your Lifetime Benefit Withdrawal Guarantee.




- GUARANTEED MINIMUM DEATH BENEFIT. This guaranteed minimum death benefit provides a Death Benefit equal to the greater of Premium Payments reduced for partial Surrenders or Contract Value as of the date due proof of death is received for any Contract Owner or Annuitant. PARTIAL SURRENDERS WILL REDUCE OR ELIMINATE THE GUARANTEED MINIMUM DEATH BENEFIT. THIS GUARANTEED MINIMUM DEATH BENEFIT REPLACES THE STANDARD DEATH BENEFITS PROVIDED UNDER THIS CONTRACT.




WHEN CAN YOU BUY THIS RIDER?




This rider is generally available to new Contracts purchased after the date of this prospectus. You may elect this rider at the time of purchase, or at a later date, if you are eligible to participate in a designated company sponsored exchange program. The benefits comprising this rider may not be purchased separately. This rider may not be available through all Registered Representatives and may be subject to additional restrictions set by your Registered Representative or us. We reserve the right to withdraw this rider at any time.




When you buy this rider, you must provide us with certain information about all relevant parties. Based on this information, we will designate the person or people who will be the Covered Life or Covered Lives. For the Single Life Option, the Covered Life is most often the same as the Contract Owner and joint Owner (which could be two different people). In the Joint/Spousal Option, the Covered Life is most often the Contract Owner and his or her Spouse, as joint Owner or Beneficiary.




The attained age(s) of the person or people serving as the "Relevant" Covered Life will be one factor used to establish your Withdrawal Percent. When the Single Life Option is chosen, we use the older Covered Life as the "Relevant" Covered Life; and when the Joint/ Spousal Option is chosen, we use the younger Covered Life as the "Relevant" Covered Life.

48                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------



A Covered Life must be a living person. If you choose the Joint/Spousal Option, we reserve the right to (a) prohibit non-natural entities from being designated as an Owner, (b) prohibit anyone other than your Spouse from being a joint Owner; and (c) impose other designation restrictions from time to time.




DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?




If you elect this rider, you may not elect any rider other than MAV Plus (MAV only in applicable states).




HOW IS THE CHARGE FOR THIS RIDER CALCULATED?




The fee for this rider is based on your then current Payment Base (not your Contract Value) as of each Contract Anniversary. This charge will automatically be deducted from your Contract Value on your Contract Anniversary AFTER all other financial transactions have been processed and your Anniversary Value and Payment Base have been computed. In the event of a full Surrender, a prorated charge will be deducted from your Surrender Value. The charge for this rider will be withdrawn from each Sub-Account and the Fixed Account in the same proportion that the value of each Sub-Account bears to the total Contract Value. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts. The rider charge may limit access to Fixed Accounts in certain states.




DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?




Your initial Payment Base equals your initial Premium Payment. Payment Base will fluctuate based on subsequent Premium Payments and partial Surrenders. Your Payment Base will be adjusted in the future through your actions. Your Payment Base can never be less than $0 or more than $5 million. Any activities that would otherwise increase the Payment Base above this ceiling will not be included for any benefits under this rider. The Payment Base will be recalculated based on certain changes in Covered Lives as discussed below.




- Subsequent Premium Payments. Subsequent Premium Payments increase your Payment Base on a dollar-for-dollar basis.




- Partial Surrenders. Partial Surrenders may trigger a recalculation of the Payment Base depending on (a) whether the partial Surrender takes place prior or during an Eligible Withdrawal Year, and (b) if the aggregate amount of the partial Surrenders during any Contract Year exceeds the applicable bench mark as discussed below:




    A. If cumulative partial Surrenders taken during any Contract Year and prior to an Eligible Withdrawal Year are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Payment Base on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are greater than the Threshold (subject to rounding), then we will reduce the Payment Base on a (i) dollar-for-dollar basis up to the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.




    B.  If cumulative partial Surrenders during an Eligible Withdrawal Year are
        (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy Required Minimum Distributions ("RMD"); then the cumulative partial Surrender will not reduce the Payment Base.




    C. For any partial Surrender that causes cumulative partial Surrenders in an Eligible Withdrawal Year to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Payment Base on a proportionate basis for the amount in excess of the Lifetime Benefit Payment.




Partial Surrenders taken during any Contract Year that cumulatively exceed the Annual Withdrawal Amount but do not exceed the Lifetime Benefit Payment will be free of any applicable Contingent Deferred Sales Charge.




Partial Surrenders will diminish the Guaranteed Minimum Death Benefit. Please refer to the Examples in Appendix I for a more complete description of these effects.




IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?




Yes. However, your Withdrawal Percent, and therefore the amount of your Lifetime Benefit Payment, is dependent upon when you take your first partial Surrender. For instance,




- If you take your first partial Surrender before an Eligible Withdrawal Year, your Withdrawal Percent will never increase above 5% Single Life Option 4 1/2% Joint/Spousal option for the remaining duration of your Contract.




- If you take your first partial Surrender during an Eligible Withdrawal Year, your Withdrawal Percent will never increase above the Withdrawal Percent corresponding with the attained age of the Relevant Covered Life as of the Contract Anniversary prior to the first partial Surrender. If such a partial Surrender took place during the first Contract Year, we will use the attained age of the Relevant Covered Life as of Contract issue date to set the Withdrawal Percent. Once the Withdrawal Percent has been established,

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               49

-------------------------------------------------------------------------------



  it will not change for the remaining duration of your Contract. In other words, prior to the Relevant Covered Life turning 80, the longer the first partial Surrender is delayed, the higher your Withdrawal Percent shall be.




     ATTAINED AGE OF RELEVANT COVERED                WITHDRAWAL PERCENT
     LIFE ON THE CONTRACT ANNIVERSARY         SINGLE LIFE         JOINT/SPOUSAL
   PRIOR TO THE FIRST PARTIAL SURRENDER          OPTION               OPTION
--------------------------------------------------------------------------------
                  60 - 64                         5.0%                 4.5%
                  65 - 69                         5.5%                 5.0%
                  70 - 74                         6.0%                 5.5%
                  75 - 79                         6.5%                 6.0%
                    80+                           7.0%                 6.5%





Your Withdrawal Percent may change based on a permissible Covered Life change as mentioned below. If you choose to receive less than your full Lifetime Benefit Payment in any Contract Year; you will not be able to carry remaining amounts forward to future Contract Years.




IS THIS RIDER DESIGNED TO PAY YOU A DEATH BENEFIT?




Yes. This Guaranteed Minimum Death Benefit guarantees that we will pay a Death Benefit equal to the greater of Premium Payments reduced for partial Surrenders or Contract Value as of the date we receive due proof of death of the Contract Owner(s) or Annuitant. Termination of this rider will result in the rescission of the Guaranteed Minimum Death Benefit and result in your Beneficiary receiving the Contract Value as of the date we receive due proof of death. Partial Surrenders will affect the Guaranteed Minimum Death Benefit as follows:




A. If cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are greater than the Threshold (subject to rounding), we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.




B. If cumulative partial Surrenders during an Eligible Withdrawal Year are (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or
    (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy Required Minimum Distributions ("RMD"); then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis.




C. For any partial Surrender that causes cumulative partial Surrenders in an Eligible Withdrawal Year to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Lifetime Benefit Payment, and (ii) proportionate basis for the amount in excess of the Lifetime Benefit Payment.




Please refer to the section labeled "CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT" for more information on the continuation of the Lifetime Benefit Payments by your Spouse.




DOES THIS RIDER REPLACE THE STANDARD DEATH BENEFIT?




Yes.




CAN YOU REVOKE THIS RIDER?




Yes. Anytime following the earlier of Spousal continuation or the 5th Contract Year, the Contract Owner may also elect to revoke the Lifetime Withdrawal Benefits whereupon we will deduct one last pro-rated fee for this rider and only the Guaranteed Minimum Death Benefit shall continue to apply. Certain changes in the Covered Life will also constitute a revocation of the Withdrawal Benefits.




In the event that this rider is terminated, whether as a result of your actions or ours, your Lifetime Benefit Payments will cease; your Payment Base will be eliminated, the Guaranteed Minimum Death Benefit will then be equal to the Contract Value, and you will not be allowed to elect any other optional benefit rider.




WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS
RIDER?




Please refer to the discussion above for the effect of partial Surrenders on your Payment Base, Guaranteed Minimum Death Benefit and Lifetime Benefit Payments. You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value with any applicable charges deducted and not the Payment Base or any Lifetime Benefit Payment that you would have received under this rider. If Your Contract Value is reduced below our Minimum Contract Value rules in effect on a particular

50                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------



Valuation Day, and your Lifetime Benefit Payment amount remains greater than zero, then we will consider this date as your Annuity Commencement Date and we will no longer accept subsequent Premium Payments.




WHAT HAPPENS IF YOU CHANGE OWNERSHIP?




Inasmuch as this rider is affected only by changes to the Covered Life, only these types of changes are discussed below. We reserve the right to approve all Covered Life changes. Certain approved changes in the designation of the Covered Life may cause a re-calculation of the benefits. Covered Life changes also allow us, in our discretion, to impose investment restrictions, as described below.




Any Covered Life change made within the first 6 months from the Contract Issue date will have no impact on the Payment Base or Guaranteed Minimum Death Benefit as long as each succeeding Covered Life is less than the maximum age limitation of the rider at the time of the change. The Withdrawal Percent and Lifetime Benefit Payment will thereafter change based on the age of the new Relevant Covered Life.




After the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and partial Surrenders have not yet been taken, in the event that you and your Spouse become legally divorced, you may add a new Spouse to the Contract. Provided that the age limitation of the rider is not exceeded, the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will recalculate your Withdrawal Percent based on the age of the younger Covered Life as of the date of the change.




Alternatively, if after the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and partial Surrenders have been taken, in the event that you and your Spouse become legally divorced, you may only remove your ex-Spouse from the Contract whereupon the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the remaining Covered Life as of the date of the change.




You may not convert your Joint/Spousal Option election to a Single Life Option. In addition, after the first six months following the Contract issue date, if any Covered Life change takes place that is not due to a divorce, then we will:




A. If the older Covered Life after the change is equal to or less than the maximum age limitation of the rider at the time of the change, then we will revoke the Withdrawal Benefits of this rider and continue the Guaranteed Minimum Death Benefit only. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter.




B. If the older Covered Life after the change exceeds the maximum age limitation of the rider at the time of the change, or we no longer offer this rider, then the rider will terminate. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.




If you elected the Single Life Option and any Covered Life changes after the first 6 months from Contract Issue date, then we will either:




A. If we no longer offer this rider, we will continue the Guaranteed Minimum Death Benefit after resetting this benefit to the lower of the then applicable Guaranteed Minimum Death Benefit or Contract Value on the effective date of the Covered Life change; whereupon the Withdrawal Benefit will terminate. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter; or




B. If we offer this rider and: (i) if partial Surrenders have been taken prior to the first Contract Anniversary, then we will use the attained age of the oldest Covered Life as of the rider effective date to reset the Withdrawal Percent, or (ii) if partial Surrenders have not been taken prior to the first Contract Anniversary, then we will use the attained age of the older Covered Life as of the Contract Anniversary prior to the first partial Surrender to reset the Withdrawal Percent. The foregoing notwithstanding, the Payment Base will be recalculated to be the lesser of the Contract Value or the Payment Base effective on the date of the change. The Guaranteed Minimum Death Benefit will be recalculated to be the lesser of the Contract Value or the Guaranteed Minimum Death Benefit effective on the date of the change; or




C. If we offer this rider and the older Covered Life after the change exceeds the maximum age limitation of this rider at the time of the change; the rider will be terminated and removed from the Contract. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.




If the rider is no longer available for sale, we will determine the issue age limitation of the rider on a non-discriminatory basis.




The following tables illustrate only some of the various changes and the resulting outcomes associated with deaths of the Contract Owner(s) or Annuitant before and after the Annuity Commencement Date.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               51

-------------------------------------------------------------------------------



SINGLE LIFE OPTION ELECTION:




IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving             The Annuitant is living or       Joint Contract Owner receives
                                 non-spousal Contract Owner       deceased                         the Death Benefit and this
                                                                                                   rider terminates
Contract Owner                   There is a surviving spousal     The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit and this
                                                                                                   rider can continue under
                                                                                                   Spousal continuation
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Designated
                                 Owner                            deceased                         Beneficiary receives the Death
                                                                                                   Benefit
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Estate
                                 Owner or Beneficiary             deceased                         receives the Death Benefit
Annuitant                        Contract Owner is living         There is no Contingent           Contract continues, no Death
                                                                  Annuitant and the Contract       Benefit is paid, and this rider
                                                                  Owner becomes the Contingent     continues
                                                                  Annuitant
Annuitant                        Contract Owner is living         There is no Contingent           Rider terminates and Contract
                                                                  Annuitant and the Contract       Owner receives the Death
                                                                  Owner waives their right to      Benefit
                                                                  become the Contingent Annuitant
Annuitant                        Contract Owner is Living         Contingent Annuitant is Living   Contingent Annuitant becomes
                                                                                                   the Annuitant and the Contract
                                                                                                   and this rider continues
Annuitant                        Contract Owner is any            There is no Contingent           Contract Owner receives Death
                                 non-natural entity               Annuitant                        Benefit and this rider
                                                                                                   terminates








JOINT/SPOUSAL ELECTION:




IF  THE DECEASED IS . . .                   AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving Contract    The Annuitant is living or       The surviving Contract Owner
                                 Owner                            deceased                         continues the Contract and
                                                                                                   rider; we will increase the
                                                                                                   Contract Value to the Death
                                                                                                   Benefit value
Contract Owner                   There is no surviving Contract   The spouse is the sole primary   Follow spousal continuation
                                 Owner                            beneficiary                      rules for joint life elections
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates and Contract
                                 Owner or Beneficiary             deceased                         Owner's estate receives the
                                                                                                   Death Benefit
Annuitant                        The Contract Owner is living     There is a Contingent Annuitant  The Rider continues; upon the death of the last surviving
                                                                                                   Covered Life, the rider will
                                                                                                   terminate.





CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT?




-   SINGLE LIFE OPTION:




If a Covered Life dies and the Beneficiary is the deceased Covered Life's Spouse at the time of death, such Spouse may continue the Contract. We will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater. The Covered Life will be re-determined on the date of Spousal continuation. If the new Covered Life is less than age 81 at the time of the Spousal continuation, and the rider is still available for sale, the Payment Base and the Guaranteed Minimum Death Benefit will be set equal to the Contract Value, the Withdrawal Percent will be recalculated based on the age of the older remaining Covered Life on the effective date of the Spousal continuation. If the Spouse elects to continue the Contract and this rider, we will continue the rider with respect

52                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------



to all Lifetime Withdrawal Benefits at the charge that is currently being assessed for new sales of this rider at the time of continuation. If the new Covered Life is 81 or older at the time of the Spousal continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will be equal to the Contract Value.




If we are no longer offering this rider at the time of Spousal continuation, we will revoke the Lifetime Withdrawal Benefit, the Guaranteed Minimum Death Benefit will be set equal to the Contract Value and the rider charge will no longer be assessed.




-   JOINT/SPOUSAL OPTION:




This rider is designed to facilitate the continuation of your rights under this rider by your Spouse through the inclusion of a Joint/ Spousal Option. If a Covered Life dies and the Spouse elects to continue the Contract, we will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater. If the Spouse elects to continue the Contract and this rider, we will continue the rider with respect to all benefits at the current rider charge. The benefits will be reset as follows:




- The Payment Base will be equal to the greater of Contract Value or the Payment Base on the Spousal continuation date;




- The Guaranteed Minimum Death Benefit will be equal to the Contract Value on the Spousal continuation date;




- The Withdrawal Percent will remain at the current percentage if partial Surrenders have commenced; otherwise the Withdrawal Percent will be based on the attained age of the remaining Covered Life on the Contract Anniversary prior to the first partial Surrender; and




- The Lifetime Benefit Payment will be recalculated to equal the Withdrawal Percent multiplied by the greater of the Contract Value or Payment Base on the date of Spousal Continuation.




The remaining Covered Life can not name a new Owner of the Contract. Any new beneficiary that is added to the Contract will not be taken into consideration as a Covered Life. The rider will then terminate upon the death of the remaining Covered Life.




If the Spouse elects to continue the Contract and revoke the Lifetime Withdrawal Benefit, we will assess the charge on the revocation date and it will no longer be assessed thereafter. The Covered Life will be re-determined on the date of Spousal continuation for purposes of the Guaranteed Minimum Death Benefit. If the age of the Covered Life is greater than the age limitation of the rider at the time of Spousal continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will equal the Contract Value.




Please refer to Appendix B for more information.




WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?




If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value and will not be able to elect any of the annuitization options allowed under this rider. If your Contract reaches the Annuity Commencement Date, the Contract must be annuitized unless we agree to extend the Annuity Commencement Date, in our sole discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules or, alternatively, under the rules applicable when the Contract Value is below our Minimum Contract Value then in effect.




If your Contract Value is reduced below our Minimum Contract Value then in effect, your Annuity Commencement Date will be attained and we will no longer accept subsequent Premium Payments. We will then issue you a payout annuity. You may elect the frequency of your payments from those offered by us at such time, but will not be less frequently than annually.




-   SINGLE LIFE OPTION:




If you have elected the Single Life Option, we will issue you a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the Covered Life determined at Annuity Commencement Date. We treat the Covered Life as the Annuitant for this payout option. If there is more than one Covered Life, then the lifetime portion will be based on both Covered Lives. The Covered Lives will be the Annuitant and joint Annuitant for this payout option. The lifetime portion will terminate on the first death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit under this rider.




If the older Annuitant is age 59 or younger, we will automatically defer the date the payments begin until the anniversary after the older Annuitant attains age 60 and is eligible to receive payments in a fixed dollar amount until the later of the death of any Annuitant or a minimum number of years.




If the Annuitant is alive and the older Annuitant is age 60 or older, you will receive payments in a fixed dollar amount until the later of the death of any Annuitant or a period certain.




The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of any Annuitant, in the frequency that you elect. The annual amount that will be paid

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               53

-------------------------------------------------------------------------------



to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of your Withdrawal Percent or 5%. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of any Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.




This option may not be available if the Contract is issued to qualify under
Section 401, 403, 408, or 457 of the Code. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.




-   JOINT/SPOUSAL OPTION:




If you have elected the Joint/Spousal Option and both Spouses are alive, we will issue you a Fixed Joint & Survivor Lifetime and Period Certain Payout. If only one Spouse is alive, we will issue a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the surviving Covered Life. The Covered Lives will be the Annuitant and Joint Annuitant for this payout option. The lifetime benefit will terminate on the last death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit.




If the younger Annuitant is alive and age 59 or younger, we will automatically defer the date that payments begin until the anniversary after the younger Annuitant attains age 60 and is eligible to receive payments in a fixed dollar amount until the death of the last surviving Annuitant or a period certain.




If the Annuitant is alive and the younger Annuitant is age 60 or older, you will receive payments in a fixed dollar amount until the later of the death of the last surviving Annuitant or a minimum number of years.




The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of the last Surviving Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of Withdrawal Percent or 4 1/2%. Therefore, the higher your then remaining Guaranteed Minimum Death Benefit is at the time of annuitization, the longer the time period you will be entitled to receive annuitization payments. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of the last surviving Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.




These options may not be available if the Contract is issued to qualify under Code Sections 401, 403, 408, or 457. For such Contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.




ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?




We reserve the right to limit the Sub-Accounts into which you may allocate your Contract Value on and after the effective date of a Covered Life change. We may prohibit investment in any Sub-Account; require you to allocate your Contract Value in one of a number of asset allocation models, investment programs or fund of funds Sub-Accounts. Any transfers required to reallocate Contract Value will not be used in determining the number of transfers allowed during a Contract Year. If the restrictions are violated, the Withdrawal Benefit will be revoked but the Guaranteed Minimum Death Benefit will continue to apply.




ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?




OUR APPROVAL IS REQUIRED ON ALL SUBSEQUENT PREMIUM PAYMENTS RECEIVED AFTER THE FIRST TWELVE MONTHS. We will not accept any subsequent Premium Payment which brings the total of such cumulative subsequent Premium Payments to in excess of $100,000 without prior approval. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments.




CAN WE AGGREGATE CONTRACTS?




For purposes of determining the Payment Base and Premium Payment limits, we reserve the right to treat as one all deferred variable annuity Contracts issued by us where you have elected any optional withdrawal benefit rider. If we elect to aggregate Contracts, we will change the period over which we measure Surrenders against future Lifetime Benefit Payments.




We will treat the effective date of our aggregation election until the end of the applicable calendar year as a Contract Year for the purposes of the Lifetime Benefit Payment limit. A pro-rata rider fee will be taken at the end of that calendar year. After the first calendar year following aggregation, the Lifetime Benefit Payment limits will be aggregated and will thereafter be set on a calendar year (i.e., January 1 Contract Anniversary) basis. The rider fee then in effect will be taken at the end of each new Contract Anniversary.

54                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------



OTHER INFORMATION




For examples of how this rider works, please see "Appendix I."




- The benefits under this rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate this rider and allow us to terminate the rider.




- Your annual Lifetime Benefit Payment may fluctuate based on changes in the Payment Base and Contract Value. The Payment Base is sensitive to partial Surrenders in excess of the Lifetime Benefit Payment/Threshold. It is therefore possible that Surrenders and subsequent Premium Payments within the same Contract Year, whether or not equal to one another, can result in lower Lifetime Benefit Payments.




- Annuitizing your Contract, whether voluntary or not, will impact and possibly eliminate these "lifetime" benefits. First, you may no longer invest additional Premium Payments. Second, any death benefit, whether standard or optional, will immediately terminate. Third, any Guaranteed Minimum Withdrawal Benefit guarantees you elect may end. In cases where you are required to annuitize (because you reach the Annuity Commencement Date or your Guaranteed Minimum Withdrawal Benefit requires annuitization because the Contract Value has fallen below our minimum Contract Value then in effect), lifetime annuitization payments may equal (or possibly exceed) Lifetime Benefit Payments. However, where you elect to annuitize before a required Annuity Commencement Date, lifetime annuitization payments might be less than the income guaranteed by your Guaranteed Minimum Withdrawal Benefit.




- Even though this rider is designed to provide "living benefits," you should not assume that you will necessarily receive "payments for life" if you have violated any of the terms of this rider.




- The amount of the Withdrawal Percent used to compute your Lifetime Benefit Payment is frozen based on the date of the first partial Surrender.




- The determination of the "Relevant" Covered Life is established by the Company and is critical to the determination of many important benefits such as the Withdrawal Percent used to set Lifetime Benefit Payments. Applicants should confirm this determination and be sure they fully appreciate its importance before investing.




- We may terminate this rider post-election based on your violation of benefit rules and may otherwise withdraw this rider for new sales at any time.




- Because these benefits are bundled and interdependent upon one another, there is a risk that you may ultimately pay for benefits that you may never get to use.




- Electing this rider as part of an investment program involving a qualified plan may not make sense unless, for instance, features of this Contract such as Lifetime Withdrawal Benefits and access to underlying Funds outweigh the absence of additional tax advantages from a variable annuity.




- You may select this rider only at the time of sale and once you do so, you may not add any other optional withdrawal benefits during the time you own this Contract. If you elect this rider you will not be able to elect Standard Death Benefits or optional riders other than MAV Plus.




- When the Single Life Option is chosen, your Spouse may find continuation of this rider to be unavailable or unattractive after the death of the Covered Life. Continuation of the benefits available in this rider is dependent upon its availability at the time of death of the first Covered Life and will be subject to then prevailing charges.


- The Joint/Spousal Option: provides that if you and your Spouse are no longer married for any reason other than death, the removal and replacement of your Spouse will constitute a Covered Life change. This can result in the resetting of all benefits under this rider.



- Certain Covered Life changes may result in a reduction, recalculation or forfeiture of benefits.




-   This rider may not be suitable if a Covered Life is under attained age 60.




C. THE HARTFORD'S LIFETIME INCOME BUILDER II




OBJECTIVE




Protect your investment from poor market performance through potential annual automatic Payment Base increases, provide longevity protection through Lifetime Benefit Payments, and ensure a Death Benefit equal to the greater of Premium Payments reduced for partial Surrenders or Contract Value.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               55

-------------------------------------------------------------------------------



HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?




This rider provides two separate but bundled benefits that help achieve this goal. In other words, this rider is a guarantee that you can access two ways:




- LIFETIME WITHDRAWAL BENEFIT. This rider provides a series of Lifetime Benefit Payments payable in each Contract Year following the Relevant Covered Life's 60th birthday, until the first death of any Covered Life ("Single Life Option") or until the second death of any Covered Life ("Joint/Spousal Option"). Lifetime Benefit Payments are based on the higher of your Payment Base or Contract Value on each Contract Anniversary, as adjusted by annual Payment Base increases, multiplied by the applicable Withdrawal Percent. Payments may continue even if the Contract Value has been reduced to below our Minimum Contract Value. The Withdrawal Percent varies based upon the attained age of the Relevant Covered Life as of the Contract Anniversary prior to the first partial Surrender, and the survivor option chosen. Any partial Surrender taken prior to the Contract Anniversary following the Relevant Covered Life's 60th birthday will reduce the Payment Base and your future Lifetime Benefit Payment. Such partial Surrender may potentially eliminate your Lifetime Benefit Withdrawal Guarantee.




- GUARANTEED MINIMUM DEATH BENEFIT. This guaranteed minimum death benefit provides a Death Benefit equal to the greater of Premium Payments reduced for Partial Surrenders or Contract Value as of the date due proof of death is received for any Contract Owner or Annuitant. PARTIAL SURRENDERS WILL REDUCE OR ELIMINATE THE GUARANTEED MINIMUM DEATH BENEFIT. THIS GUARANTEED MINIMUM DEATH BENEFIT REPLACES THE STANDARD DEATH BENEFITS PROVIDED UNDER THIS CONTRACT.




WHEN CAN YOU BUY THIS RIDER?




This rider is generally available to new Contracts purchased after the date of this prospectus. You may elect this rider at the time of purchase, or at a later date, if you are eligible to participate in a designated company sponsored exchange program. The benefits comprising this rider may not be purchased separately. This rider may not be available through all Registered Representatives and may be subject to additional restrictions set by your Registered Representative or us. We reserve the right to withdraw this rider at any time.




When you buy this rider, you must provide us with certain information about all relevant parties. Based on this information, we will designate the person or people who will initially be the Covered Life or Covered Lives. For the Single Life Option, the Covered Life is most often the same as the Contract Owner and joint Owner (which could be two different people). In the Joint/Spousal Option, the Covered Life is most often the Contract Owner and his or her Spouse, as joint Owner or Beneficiary.




The attained age(s) of the person or people serving as the "Relevant" Covered Life will be one factor used to establish your Withdrawal Percent. When the Single Life Option is chosen, we use the older Covered Life as the "Relevant" Covered Life; and when the Joint/ Spousal Option is chosen, we use the younger Covered Life as the "Relevant" Covered Life.




A Covered Life must be a living person. If you choose the Joint/Spousal Option, we reserve the right to (a) prohibit non-natural entities from being designated as an Owner, (b) prohibit anyone other than your Spouse from being a joint Owner; and (c) impose other designation restrictions from time to time.




DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?




If you elect this rider, you may not elect any rider other than MAV Plus (MAV only in applicable states).




HOW IS THE CHARGE FOR THIS RIDER CALCULATED?




The fee for this rider is based on your then current Payment Base (not your Contract Value) as of each Contract Anniversary. This charge will automatically be deducted from your Contract Value on your Contract Anniversary AFTER all other financial transactions have been processed and your Anniversary Value and Payment Base have been computed. In the event of a full Surrender, a prorated charge will be deducted from your Surrender Value. The charge for this rider will be withdrawn from each Sub-Account and the Fixed Account in the same proportion that the value of each Sub-Account bears to the total Contract Value. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts. The rider charge may limit access to Fixed Accounts in certain states.




We reserve the right to increase the charge for this rider up to a maximum rate of 0.75% any time on or after the fifth anniversary of electing this rider or five years from the date from which we last notified you of a fee increase, whichever is later. The fee increase will only apply if you are eligible for future automatic Payment Base increases. Any future fee increase will be based on the charge that we are then currently charging other customers who have not previously elected this rider. If we cease sales of this rider, we will predetermine the rider charge on a non-discriminatory basis. Fee increases will not apply if (a) the age of the Relevant Covered Life is 80 or older; or (b) you notify us in writing of your election to permanently waive automatic Payment Base increases This fee may not be the

56                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------



same as the fee that we charge new purchasers or the fee we set before we cease offering this rider. In no event will this charge exceed 0.75% annually.




Subject to the foregoing limitation, we also reserve the right to charge a different fee for this rider to any new Contract Owners as a result of a change of Covered Life. Unless exempt, we will automatically deduct rider fees, as they may be increased from time to time.




We may offer a lower fee to customers who agree to participate in any asset allocation models, investment programs, or fund-of-funds we may designate from time to time.




DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?




Your initial Payment Base equals your initial Premium Payment. Your Payment Base will be adjusted in the future through your actions. Your Payment Base will fluctuate based on subsequent Premium Payments and partial Surrenders as well as automatic Payment Base increases. Your Payment Base can never be less than $0 or more than $5 million. Any activities that would otherwise increase the Payment Base above this ceiling will not be included for any benefits under this rider. The Payment Base will be recalculated based on certain changes in Covered Lives as discussed below.




- Automatic Payment Base increases. Your Payment Base may fluctuate based on annual "automatic Payment Base increases." You will be qualified for annual automatic Payment Base increases commencing on your first Contract Anniversary. Automatic Payment Base increases will cease upon the earlier of the Annuity Commencement Date or the Contract Anniversary immediately following the Relevant Covered Life's attained age of 80. Automatic Payment Base increases are based on your then current Anniversary Value (prior to the rider charge being taken) divided by your Maximum Contract Value and then reduced by 1. In no event will this factor be less than 0% or greater than 10%. Automatic Payment Base increases will not take place if the investment performance of your Sub-Accounts is neutral or negative. Please refer to The Hartford's Lifetime Income Builder II example 7 in Appendix I.




- Subsequent Premium Payments. Subsequent Premium Payments increase your Payment Base on a dollar-for-dollar basis.




- Partial Surrenders. Partial Surrenders may trigger a recalculation of the Payment Base depending on (a) whether the partial Surrender takes place prior or during an Eligible Withdrawal Year, and (b) if the cumulative amount of all partial Surrenders during any Contract Year exceeds the applicable bench mark as discussed below:




    A. If cumulative partial Surrenders taken during any Contract Year and prior to an Eligible Withdrawal Year are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Payment Base on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are greater than the Threshold (subject to rounding), then we will reduce the Payment Base on a (i) dollar-for-dollar basis up to the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.




    B.  If cumulative partial Surrenders during an Eligible Withdrawal Year are
        (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy Required Minimum Distributions ("RMD"); then the cumulative partial Surrender will not reduce the Payment Base.




    C. For any partial Surrender that first causes cumulative partial Surrenders in an Eligible Withdrawal Year to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Payment Base on a proportionate basis for the amount in excess of the Lifetime Benefit Payment.




Partial Surrenders taken during any Contract Year that cumulatively exceed the Annual Withdrawal Amount but do not exceed the Lifetime Benefit Payment will be free of any applicable Contingent Deferred Sales Charge.




Partial Surrenders will diminish the Guaranteed Minimum Death Benefit. Please refer to the Examples in Appendix I for a more complete description of these effects.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               57

-------------------------------------------------------------------------------



IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?




Yes. However, your Withdrawal Percentage and therefore the amount of your Lifetime Benefit Payment, is dependent upon when you take your first partial Surrender. For instance,




- If you take your first partial Surrender before an Eligible Withdrawal Year, your Withdrawal Percent will never increase above 5% Single Life Option 4 1/2% Joint/Spousal option for the remaining duration of your Contract.




     ATTAINED AGE OF RELEVANT COVERED                WITHDRAWAL PERCENT
     LIFE ON THE CONTRACT ANNIVERSARY         SINGLE LIFE         JOINT/SPOUSAL
   PRIOR TO THE FIRST PARTIAL SURRENDER          OPTION               OPTION
--------------------------------------------------------------------------------
                  60 - 64                         5.0%                 4.5%
                  65 - 69                         5.5%                 5.0%
                  70 - 74                         6.0%                 5.5%
                  75 - 79                         6.5%                 6.0%
                    80+                           7.0%                 6.5%





Your Withdrawal Percent may change based on a permissible Covered Life change as mentioned below. If you choose to receive less than your full Lifetime Benefit Payment in any Contract Year; you will not be able to carry remaining amounts forward to future Contract Years.




IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?




Yes. This Guaranteed Minimum Death Benefit guarantees that we will pay a Death Benefit equal to the greater of Premium Payments reduced for partial Surrenders or Contract Value as of the date we receive due proof of death of the Contract Owner(s) or Annuitant. Termination of this rider will result in the rescission of the Guaranteed Minimum Death Benefit and result in your Beneficiary receiving the Contract Value as of the date we receive due proof of death. Partial Surrenders will affect the Guaranteed Minimum Death Benefit as follows:




A. If cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are greater than the Threshold (subject to rounding), then we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.




B. If cumulative partial Surrenders during an Eligible Withdrawal Year are (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or
    (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy Required Minimum Distributions ("RMD"); then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis.




C. For any partial Surrender that causes cumulative partial Surrenders in an Eligible Withdrawal Year to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Lifetime Benefit Payment, and (ii) proportionate basis for the amount in excess of the Lifetime Benefit Payment.




Please refer to the section labeled "CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT" for more information on the continuation of the Lifetime Benefit Payments by your Spouse.




DOES THIS RIDER REPLACE THE STANDARD DEATH BENEFIT?




Yes.




CAN YOU REVOKE THIS RIDER?




No. In the event that this rider is terminated by us, your Lifetime Benefit Payments will cease; your Payment Base, including any automatic Payment Base increases will be eliminated, the Guaranteed Minimum Death Benefit will then be equal to the Contract Value, and you will not be allowed to elect any other optional benefit rider.




WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS
RIDER?




Please refer to the discussion above for the effect of partial Surrenders on your Payment Base, Guaranteed Minimum Death Benefit and Lifetime Benefit Payments. You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value with any applicable charges deducted and not the Payment Base or any Lifetime Benefit Payment that you would have received under this rider. If Your Contract Value is reduced below our Minimum Contract Value rules in effect on a particular

58                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------



Valuation Day, and your Lifetime Benefit Payment amount remains greater than zero, then we will consider this date as your Annuity Commencement Date and we will no longer accept subsequent Premium Payments.




WHAT HAPPENS IF YOU CHANGE OWNERSHIP?




Inasmuch as this rider is affected only by changes to the Covered Life, only these types of changes are discussed below. We reserve the right to approve all Covered Life changes. Certain approved changes in the designation of the Covered Life may cause a re-calculation of the benefits. Covered Life changes also allow us, in our discretion, to impose investment restrictions, as described below.




Any Covered Life change made within the first 6 months from the Contract Issue date will have no impact on the Payment Base or Guaranteed Minimum Death Benefit as long as each succeeding Covered Life is less than the maximum age limitation of the rider at the time of the change. The Withdrawal Percent and Lifetime Benefit Payment will thereafter change based on the age of the new relevant Covered Life.




After the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and partial Surrenders have not yet been taken, in the event that you and your Spouse become legally divorced, you may add a new Spouse to the Contract. Provided that the age limitation of the rider is not exceeded, the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the younger Covered Life as of the date of the change.




Alternatively, if after the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and Surrenders have been taken, in the event that you and your Spouse become legally divorced, you may only remove your ex-Spouse from the Contract whereupon the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the remaining Covered Life as of the date of the change.




You may not convert your Joint/Spousal Option election to a Single Life Option. In addition, after the first six months following the Contract issue date, if any Covered Life change takes place that is not due to a divorce, then we will:




A. If the older Covered Life after the change is equal to or less than the maximum age limitation of the rider at the time of the change, then we will revoke the Withdrawal Benefits of this rider and continue the Guaranteed Minimum Death Benefit only. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter.




B. If the older Covered Life after the change exceeds the maximum age limitation of the rider at the time of the change, or we no longer offer this rider, then the rider will terminate. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.




If you elected the Single Life Option and any Covered Life changes after the first 6 months from Contract Issue date, then we will either:




A. If we no longer offer this rider, we will continue the Guaranteed Minimum Death Benefit after resetting this benefit to the lower of the then applicable Guaranteed Minimum Death Benefit or Contract Value on the effective date of the Covered Life change; whereupon the Withdrawal Benefit will terminate. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter; or




B. If we offer this rider and: (i) if partial Surrenders have been taken prior to the first Contract Anniversary, then we will use the attained age of the oldest Covered Life as of the rider effective date to reset the Withdrawal Percent, or (ii) if partial Surrenders have not been taken prior to the first Contract Anniversary, then we will use the attained age of the older Covered Life as of the Contract Anniversary prior to the first partial Surrender to reset the Withdrawal Percent. The foregoing notwithstanding, the Payment Base will be recalculated to be the lesser of the Contract Value or the Payment Base effective on the date of the change. The Guaranteed Minimum Death Benefit will be recalculated to be the lesser of the Contract Value or the Guaranteed Minimum Death Benefit effective on the date of the change. The Maximum Contract Value will be recalculated to equal the Contract Value on the date of the change; or




C. If we offer this rider and the older Covered Life after the change exceeds the maximum age limitation of this rider at the time of the change; the rider will be terminated and removed from the Contract. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.




If the rider is no longer available for sale, we will determine the issue age limitation of the rider on a non-discriminatory basis.




The following tables illustrate only some of the various changes and the resulting outcomes associated with deaths of the Contract Owner(s) or Annuitant before and after the Annuity Commencement Date.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               59

-------------------------------------------------------------------------------



SINGLE LIFE OPTION ELECTION:




IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving             The Annuitant is living or       Joint Contract Owner receives
                                 non-spousal Contract Owner       deceased                         the Death Benefit and this
                                                                                                   rider terminates
Contract Owner                   There is a surviving spousal     The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit and this
                                                                                                   rider can continue under
                                                                                                   Spousal continuation
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Designated
                                 Owner                            deceased                         Beneficiary receives the Death
                                                                                                   Benefit
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Estate
                                 Owner or Beneficiary             deceased                         receives the Death Benefit
Annuitant                        Contract Owner is living         There is no Contingent           Contract continues, no Death
                                                                  Annuitant and the Contract       Benefit is paid, and this rider
                                                                  Owner becomes the Contingent     continues
                                                                  Annuitant
Annuitant                        Contract Owner is living         There is no Contingent           Rider terminates and Contract
                                                                  Annuitant and the Contract       Owner receives the Death
                                                                  Owner waives their right to      Benefit
                                                                  become the Contingent Annuitant
Annuitant                        Contract Owner is Living         Contingent Annuitant is Living   Contingent Annuitant becomes
                                                                                                   the Annuitant and the Contract
                                                                                                   and this rider continues
Annuitant                        Contract Owner is any            There is no Contingent           Contract Owner receives Death
                                 non-natural entity               Annuitant                        Benefit and this rider
                                                                                                   terminates





JOINT/SPOUSAL ELECTION:




IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving Contract    The Annuitant is living or       The surviving Contract Owner
                                 Owner                            deceased                         continues the Contract and
                                                                                                   rider; we will increase the
                                                                                                   Contract Value to the death
                                                                                                   benefit value
Contract Owner                   There is no surviving Contract   The spouse is the sole primary   Follow spousal continuation
                                 Owner                            beneficiary                      rules for joint life elections
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates and Contract
                                 Owner or Beneficiary             deceased                         Owner's estate receives the
                                                                                                   Death Benefit
Annuitant                        The Contract Owner is living     There is a Contingent Annuitant  The Rider continues; upon the death of the last surviving
                                                                                                   Covered Life, the rider will
                                                                                                   terminate.





CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT?




-   SINGLE LIFE OPTION:




If a Covered Life dies and the Beneficiary is the deceased Covered Life's Spouse at the time of death, such Spouse may continue the Contract. We will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater. The Covered Life will be re-determined on the date of Spousal continuation. If the new Covered Life is less than age 81 at the time of the Spousal continuation, and the rider is still available for sale, the Payment Base and the Guaranteed Minimum Death Benefit will be set equal to the Contract Value, the Withdrawal Percent will be recalculated based on the age of the older remaining Covered Life on the effective date of

60                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------



the Spousal continuation. If the Spouse elects to continue the Contract and this rider, we will continue the rider with respect to all Lifetime Withdrawal Benefits at the charge that is currently being assessed for new sales at the time of continuation. If the new Covered Life is 81 or older at the time of the Spousal continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will be equal to the Contract Value.




If we are no longer offering this rider at the time of Spousal Continuation, we will revoke the Lifetime Withdrawal Benefit, the Guaranteed Minimum Death Benefit will be set equal to the Contract Value and the rider charge will no longer be assessed.




-   JOINT/SPOUSAL OPTION:




This rider is designed to facilitate the continuation of your rights under this rider by your Spouse through the inclusion of a Joint/ Spousal Option. If a Covered Life dies and the Spouse elects to continue the Contract, we will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater. If the Spouse elects to continue the Contract and this rider, we will continue the rider with respect to all benefits at the current rider charge. The benefits will be reset as follows:




- The Payment Base will be equal to the greater of Contract Value or the Payment Base on the Spousal continuation date




- The Guaranteed Minimum Death Benefit will be equal to the Contract Value on the Spousal continuation date




- The Withdrawal Percent will remain at the current percentage if partial Surrenders have commenced; otherwise the Withdrawal Percent will be based on the attained age of the remaining Covered Life on the Contract Anniversary prior to the first partial Surrender




- The Lifetime Benefit Payment will be recalculated to equal the Withdrawal Percent multiplied by the greater of the Contract Value or Payment Base on the date of Spousal continuation.




The remaining Covered Life can not name a new owner on the Contract. Any new beneficiary that is added to the Contract will not be taken into consideration as a Covered Life. The rider will terminate upon the death of the remaining Covered Life.




If the Spouse elects to continue the Contract and revoke the Lifetime Withdrawal Benefit, we will assess the charge on the revocation date and it will no longer be assessed thereafter. The Covered Life will be re-determined on the date of Spousal continuation for purposes of the Guaranteed Minimum Death Benefit. If the Covered Life is greater than the age limitation of the rider at the time of Spousal continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will equal the Contract Value.




Please refer to Appendix B for more information.




WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?




If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value and will not be able to elect any of the annuitization options allowed under this rider. If your Contract reaches the Annuity Commencement Date, the Contract must be annuitized unless we agree to extend the Annuity Commencement Date, in our sole discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules or, alternatively, under the rules applicable when the Contract Value is below our Minimum Contract Value then in effect.




If your Contract Value is reduced below our Minimum Contract Value then in effect, your Annuity Commencement Date will be attained and we will no longer accept subsequent Premium Payments. We will then issue you a payout annuity. You may elect the frequency of your payments from those offered by us at such time, but will not be less frequently than annually.




-   SINGLE LIFE OPTION:




If you have elected the Single Life Option, we will issue you a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the Covered Life determined at Annuity Commencement Date. We treat the Covered Life as the Annuitant for this payout option. If there is more than one Covered Life, then the lifetime portion will be based on both Covered Lives. The Covered Lives will be the Annuitant and joint Annuitant for this payout option. The lifetime portion will terminate on the first death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit under this rider.




If the older Annuitant is age 59 or younger, we will automatically defer the date the payments begin until the anniversary after the older Annuitant attains age 60 and is eligible to receive payments in a fixed dollar amount until the later of the death of any Annuitant or a minimum number of years.




If the Annuitant are alive and the older Annuitant is age 60 or older, you will receive payments in a fixed dollar amount until the later of the death of any Annuitant or a period certain.




The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               61

-------------------------------------------------------------------------------



greater of the period certain, or until the death of any Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of the Withdrawal Percent or 5%. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of any Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.




This option may not be available if the Contract is issued to qualify under Code Sections 401, 403, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.




-   JOINT/SPOUSAL OPTION:




If you have elected the Joint/Spousal Option and both Spouses are alive, we will issue you a Fixed Joint & Survivor Lifetime and Period Certain Payout. If only one Spouse is alive, we will issue a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the surviving Covered Life. The Covered Lives will be the Annuitant and Joint Annuitant for this payout option. The lifetime benefit will terminate on the last death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit.




If the younger Annuitant is alive and age 59 or younger, we will automatically defer the date that payments begin until the anniversary after the younger Annuitant attains age 60 and is eligible to receive payments in a fixed dollar amount until the death of the last surviving Annuitant or a period certain.




If the Annuitant is alive and the younger Annuitant is age 60 or older, you will receive payments in a fixed dollar amount until the later of the death of the last surviving Annuitant or a minimum number of years.




The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of the last Surviving Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of the Withdrawal Percent or 4 1/2%. Therefore, the higher your then remaining Guaranteed Minimum Death Benefit is at the time of annuitization, the longer the time period you will be entitled to receive annuitization payments. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of the last surviving Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.




These options may not be available if the Contract is issued to qualify under Code Sections 401, 403, 408, or 457. For such Contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.




ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?




We reserve the right to limit the Sub-Accounts into which you may allocate your Contract Value on and after the effective date of any Covered Life change. We may prohibit investment in any Sub-Account; require you to allocate your Contract Value in one of a number of asset allocation models, investment programs or fund of funds Sub-Accounts. Any transfers required to reallocate Contract Value will not be used in determining the number of transfers allowed during a Contract Year. If the restrictions are violated, the Withdrawal Benefit will be revoked but the Guaranteed Minimum Death Benefit will continue to apply.




ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?




OUR APPROVAL IS REQUIRED ON ALL SUBSEQUENT PREMIUM PAYMENTS RECEIVED AFTER THE FIRST TWELVE MONTHS. We will not accept any subsequent Premium Payment which brings the total of such cumulative subsequent Premium Payments to in excess of $100,000 without prior approval. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments.




CAN WE AGGREGATE CONTRACTS?




For purposes of determining the Payment Base and Premium Payment limits, we reserve the right to treat as one all deferred variable annuity Contracts issued by us where you have elected any optional withdrawal benefit rider. If we elect to aggregate Contracts, we will change the period over which we measure Surrenders against future Lifetime Benefit Payments.




We will treat the effective date of our aggregation election until the end of the applicable calendar year as a Contract Year for the purposes of the Lifetime Benefit Payment limit. A pro-rata rider fee will be taken at the end of that calendar year. After the first calendar year following aggregation, the Lifetime Benefit Payment limits will be aggregated and will thereafter be set on a calendar year (i.e., January 1 Contract Anniversary) basis. The rider fee then in effect will be taken at the end of each new Contract Anniversary.

62                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------



OTHER INFORMATION




For examples of how this rider works, please see "Appendix I."




- The benefits under this rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate this rider and allow us to terminate the rider.




- Your annual Lifetime Benefit Payments may fluctuate based on changes in the Payment Base and Contract Value. The Payment Base is sensitive to partial Surrenders in excess of the Lifetime Benefit Payment/Threshold. It is therefore possible that Surrenders and subsequent Premium Payments within the same Contract Year, whether or not equal to one another, can result in lower Lifetime Benefit Payments.




- Annuitizing your Contract, whether voluntary or not, will impact and possibly eliminate these "lifetime" benefits. First, you may no longer invest additional Premium Payments. Second, any death benefit, whether standard or optional, will immediately terminate. Third, any Guaranteed Minimum Withdrawal Benefit guarantees you elect may end. In cases where you are required to annuitize (because you reach the Annuity Commencement Date or your Guaranteed Minimum Withdrawal Benefit requires annuitization because the Contract Value has fallen below our minimum Contract Value then in effect), you will forfeit automatic Payment Base increases (if applicable) and lifetime annuitization payments may equal (or possibly exceed) Lifetime Benefit Payments. However, where you elect to annuitize before a required Annuity Commencement Date, lifetime annuitization payments might be less than the income guaranteed by your Guaranteed Minimum Withdrawal Benefit.




- Even though this rider is designed to provide "living benefits," you should not assume that you will necessarily receive "payments for life" if you have violated any of the terms of this rider.




- The amount of the Withdrawal Percent used to compute your Lifetime Benefit Payment is frozen based on the date of the first partial Surrender.




- The determination of the "Relevant" Covered Life is established by the Company and is critical to the determination of many important benefits such as the Withdrawal Percent used to set Lifetime Benefit Payments. Applicants should confirm this determination and be sure they fully appreciate its importance before investing.




- We may terminate this rider post-election based on your violation of benefit rules and may otherwise withdraw this rider for new sales at any time.




- Because these benefits are bundled and interdependent upon one another, there is a risk that you may ultimately pay for benefits that you may never get to use.




- Electing this rider as part of an investment program involving a qualified plan may not make sense unless, for instance, features of this Contract such as Lifetime Withdrawal Benefits and access to underlying Funds outweigh the absence of additional tax advantages from a variable annuity.




- You may select this rider only at the time of sale and once you do so, you may not add any other optional withdrawal benefits during the time you own this Contract. If you elect this rider you will not be able to elect Standard Death Benefits or optional riders other than MAV Plus.




- When the Single Life Option is chosen, Spouses may find continuation of this rider to be unavailable or unattractive after the death of the Contract Owner. Continuation of the benefits available in this rider is dependent upon its availability at the time of death of the first Covered Life and will be subject to then prevailing charges.




- The Joint/Spousal Option: provides that if you and your Spouse are no longer married for any reason other than death, the removal and replacement of your Spouse will constitute a Covered Life change. This can result in the resetting of all benefits under this rider.




- Certain Covered Life changes may result in a reduction, recalculation or forfeiture of benefits.




-   This rider may not be suitable if a Covered Life is under attained age 60.




- Annuity pay-out options available subsequent to the Annuity Commencement Date may not necessarily provide a stream of income for your lifetime and may be less than Lifetime Benefit Payments.




- The fee for this rider may increase if and when automatic Payment Base increases take place. There are no assurances as to the fee we will be charging at the time of each step-up. This is subject to the maximum fee disclosed in the Fee Table (section 2) and this section.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               63

-------------------------------------------------------------------------------



D. THE HARTFORD'S PRINCIPAL FIRST




OBJECTIVE




Protect your investment from poor market performance through annual Benefit Payments until the Benefit Amount is reduced to zero.




HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?




First, this rider protects your investment by guaranteeing Benefit Payments until your Benefit Amount, rather than your Contract Value, has been exhausted.




Second, this rider protects your investment through optional step-ups. A "step-up" resets your Benefit Amount to the Contract Value as of the Valuation Day that you exercise this option. Any time after the 5th Contract Year that this rider has been in effect and thereafter on each fifth anniversary of that date (or upon Spousal Contract continuation); you (or your Spouse if Spousal Contract Continuation rights have been elected) may elect to step-up the Benefit Amount. Spouses who become Owners by virtue of the Spousal Contract Continuation provision can elect to step up their Benefit Amount without waiting for this first fifth anniversary. We reserve the right to require you to elect step-ups only on Contract Anniversaries. Each time that you exercise step up rights, your Benefit Payment will be reset to 7% of the new Benefit Amount, and will never be less than your then existing Benefit Payment.




WHEN CAN YOU BUY THIS RIDER?




You may elect this benefit at any time, provided we are still offering this rider for new sales. Once elected, your choice is irrevocable.




DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?




If you elect this rider, you may not elect any riders other than MAV Plus (MAV only in applicable states).




HOW IS THE CHARGE FOR THIS RIDER CALCULATED?




The annual charge for this rider is based on your daily Sub-Account Value and is deducted daily. The charge continues to be deducted until we begin to make Annuity Payouts.




We will recalculate the charge each time that you step up your Benefit Amount. The fee at the time of step up will be the charge that we are then currently charging other customers who have previously elected this rider and have elected to step-up. This fee may not be the same as, but will not be more than, the fee that we charge new purchasers or the fee we set before we cease offering this rider. If we cease sales of this rider, we will predetermine the rider charge on a non-discriminatory basis. Before you decide to exercise your step-up privileges, you should request a current prospectus which will describe the then current charge effective upon exercising step-up rights.




We also reserve the right to increase the charge for this rider up to a maximum rate of 0.75% any time on or after the fifth anniversary of electing this rider or five years from the date from which we last notified you of a fee increase, whichever is later. The fee increase will only apply if you are eligible for future step-ups. Subject to the foregoing limitation, we also reserve the right to charge a different fee for this rider to any new Contract Owners as a result of a change of ownership of this Contract.




DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?




Yes. If elected at the time of Contract issuance, your initial Benefit Amount is your initial Premium Payment. If elected after the Contract has been issued, your initial Benefit Amount will be the based on your Contract Value at the time the rider is elected. Any time after the 5th Contract Year that this rider has been in effect and thereafter on each fifth anniversary of the last step-up (or sooner upon Spousal Contract continuation); you (or your Spouse if Spousal Contract Continuation rights have been elected) may elect to step-up the Benefit Amount to the Contract Value. Step-ups may not be elected after the Contract Anniversary immediately following the older Owner's or Annuitant's 75th birthday or the Annuity Commencement Date.




Your Benefit Amount will fluctuate based on subsequent Premium Payments or partial Surrenders. Partial Surrenders in excess of your Benefit Payments may also trigger a recalculation of the Benefit Amount and future Benefit Payments. Your Benefit Amount can never be more than $5 million.




You cannot elect the step-up privilege if your then current Benefit Amount is higher than your Contract Value on "step-up" dates.




IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?




No. You can continue to take Benefit Payments until the Benefit Amount has been depleted. Once the initial Benefit Amount has been determined, we calculate the Benefit Payment. The maximum Benefit Payment is 7% of your Benefit Amount on rider effective date, or if more recently, the last date on which a step up was elected, or the Benefit Amount was reduced due to a partial Surrender

64                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------



exceeding the Benefit Payment. Benefit Payments can begin at any time and can be taken on any schedule that you request. Benefit Payments are non-cumulative, which means that your Benefit Payment will not increase in the future if you fail to take your full Benefit Payment for the current year. For example, if you do not take 7% one year, you may not take more than 7% the next year.




If you elect this rider when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you purchase this rider after you purchase your Contract, we count the first year as the time between the date we added this rider to your Contract and your next Contract Anniversary, which could be less than a year.




Any time you make subsequent Premium Payments, we re-calculate your Benefit Amount and Benefit Payments. Each time you add a Premium Payment, we increase your Benefit Amount by the amount of the subsequent Premium Payment. When you make a subsequent Premium Payment, your Benefit Payments will increase by 7% of the amount of the subsequent Premium Payment.




Your Benefit Amount cannot be less than $0 or more than $5 million. Any activities that would otherwise increase the Benefit Amount above this ceiling will not be included for any benefits under this rider.




Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value. Each Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your Benefit Payment include any applicable Contingent Deferred Sales Charge.




IF, IN ONE YEAR, YOUR SURRENDERS TOTAL MORE THAN YOUR BENEFIT PAYMENT, WE WILL RE-CALCULATE YOUR BENEFIT AMOUNT AND YOUR BENEFIT PAYMENT EQUAL TO THE GREATER OF PREMIUM PAYMENTS REDUCED FOR PARTIAL SURRENDERS OR CONTRACT VALUE LOWER IN THE FUTURE. Any time we re-calculate your Benefit Amount or your Benefit Payment, we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.




We recalculate your Benefit Amount by comparing the results of two calculations. First we deduct the amount of the last Surrender from your Contract Value ("New Contract Value") and then we deduct the amount of the last Surrender from the Benefit Amount ("New Benefit Amount"). Then we compare those results:




- If the New Contract Value is more than or equal to the New Benefit Amount, and more than or equal to the Premium Payments invested in the Contract, the Benefit Payment is unchanged.




- If the New Contract Value is more than or equal to the New Benefit Amount, but less than the Premium Payments invested in the Contract, we have to recalculate your Benefit Payment. Your Benefit Payment then becomes 7% of your New Contract Value.




- If the New Contract Value is less than the New Benefit Amount, your New Benefit Amount is then equal to the New Contract Value and we will recalculate your Benefit Payment. We recalculate the Benefit Payment by comparing the "old" Benefit Payment to the "new" Benefit Payment for the New Benefit Amount and your Benefit Payment becomes the lower of those two values.




Please refer to examples 2 - 7 for The Hartford's Principal First in Appendix I for illustrations regarding recalculation of your Benefit Amount.




If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.




Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on a calendar year basis (i.e., compared to a Contract Year basis), usually beginning after age 70 1/2. These withdrawals are called Required Minimum Distributions. A Required Minimum Distribution may exceed your Benefit Payment, which will cause a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future. If you enroll in our Automatic Income Program to satisfy the Required Minimum Distributions from the Contract and, as a result, the withdrawals exceed your annual Benefit Payment, we will not recalculate your Benefit Amount or Benefit Payment.




IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?




No. However, partial Surrenders will reduce the Standard Death Benefit.




DOES THIS RIDER REPLACE STANDARD DEATH BENEFITS?




No.




CAN YOU REVOKE THIS RIDER?




No.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               65

-------------------------------------------------------------------------------



WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS
RIDER?




Please refer to the discussion above for the effect of partial Surrenders on your Benefit Amount and Benefit Payment. If your Contract Value is reduced to zero due to receiving Benefit Payments, and you still have a Benefit Amount, you will continue to receive a Benefit Payment through a fixed Annuity Payout option until your Benefit Amount is depleted. While you are receiving payments under fixed Annuity Payout options, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining Benefit Payments. You can Surrender your entire Contract Value any time; however, you will receive your Contract Value at the time you request a full Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount that you would have received under this rider.




Please see section 9(C)(2)(d) & 10(F) for more information.




WHAT HAPPENS IF YOU CHANGE OWNERSHIP?




If you change the ownership or assign this Contract to someone other than your Spouse after 12 months of electing this rider, we will recalculate the Benefit Amount and the Benefit Payment may be lower in the future. The Benefit Amount will be recalculated to equal the lesser of:




-   The Benefit Amount immediately prior to the ownership change or assignment;
    or




-   The Contract Value at the time of the ownership change or assignment.




The Benefit Payment will then be reset to 7% of the new Benefit Amount.




See sections 5(a) and 8(b) for additional information.




CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT?




Yes. If the Owner dies and the Beneficiary is the deceased Owner's Spouse at the time of death, the Spouse may continue the Contract and this rider. This right may be exercised only once during the term of the Contract.




WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?




You may elect the annuitization option at any time. If you annuitize your Contract, you may choose this Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option (called the "PF Annuity Payout Option"), we will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Owner or the Annuitant should die before the PF Annuity Payout Period is complete, the remaining payments will be made to the Beneficiary. The PF Annuity Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options. If you, the joint Owner or Annuitant die before the Annuity Calculation Date and all of the Benefit Payments guaranteed by us have not been made, the Beneficiary may elect to take the remaining Benefit Payments by electing the PF Annuity Payout Option or any of the Death Benefit options offered in your Contract. If the Annuitant dies after the Annuity Calculation Date and before all of the Benefit Payments guaranteed by us have been made, the payments will continue to be made to the Beneficiary. If your Contract Value is reduced to zero, you will receive a fixed Annuity Payout option until your Benefit Amount is depleted.




ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?




No.




ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?




No; however, your Benefit Amount cannot be more than $5 million. Any activities that would otherwise increase the Benefit Amount above this ceiling will not be included for any benefits under this rider.




CAN WE AGGREGATE CONTRACTS?




We reserve the right to treat all Contracts issued to you by us or one of our affiliates as one Contract for purposes of this rider. This means that if you purchase two Contracts from us in any twelve month period and elect any optional withdrawal benefit rider on both Contracts, withdrawals from one Contract may be treated as withdrawals from the other Contract.




OTHER INFORMATION




For examples of how this rider works, see "Appendix I."

66                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------



This rider may not be appropriate for all investors. Several factors, among others, should be considered:




- The annual percentage used for determining Benefit Payments is not a fixed rate of return. The Contract Value used to set Benefit Payments is based on the investment performance of your Sub-Accounts.




- Benefit Payments can't be carried forward from one year to the next. You will not be warned if you take less than the maximum withdrawals available without triggering recalculation of your Benefit Payments.




- Annual Surrenders exceeding 7% accelerate depletion of your Benefit Amount even if you use the Automatic Income Program to meet Required Minimum Distribution requirements. No reliable assumptions can be made that your payments will continue for any particular number of years.




- Additional contributions made to your Contract after withdrawals have begun may not restore the previous amount of Benefit Payments, even if the additional contribution restores the Benefit Amount to the previous Benefit Amount.




- Voluntary or involuntary annuitization will terminate Benefit Payments. Annuity Payout options available subsequent to the Annuity Commencement Date may be less than Benefit Payments.




- There are no assurances made or implied that automatic Benefit Amount increases will occur and if occurring, will be predictable.




- The fee for this rider may increase if and when automatic Benefit Amount increases take place. There are no assurances as to the fee we will be charging at the time of each step-up. This is subject to the maximum fee disclosed in the Fee Table (section 2) and this section.




- When the Contract Value is small in relation to the Benefit Amount, Surrenders may have a significant effect on future Benefit Payments.




8. OTHER INFORMATION




A. DEFINITIONS




Except as provided elsewhere in this prospectus, the following capitalized terms shall have the meaning ascribed below:


ACCOUNT: Any of the Sub-Accounts or the Fixed Account.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those Payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.



ADMINISTRATIVE OFFICE: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is:
Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.




ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, as adjusted for subsequent Premium Payments and Surrenders.


ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.



ANNUITANT: The person on whose life the Contract is issued. Except as otherwise provided, the Annuitant may not be changed after your Contract is issued.


ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.



ANNUITY COMMENCEMENT DATE: Except as provided herein, the later of the 10th Contract Anniversary or the date the Annuitant reaches age 90, unless we, in our sole discretion, agree to postpone to another date following our receipt of an extension request.


ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               67

-------------------------------------------------------------------------------

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.



BENEFICIARY: The person(s) entitled to receive benefits pursuant to the terms of the Contract, upon the death of any Contract Owner, joint Contract Owner and Annuitant, as the case may be.




BENEFIT AMOUNT: The basis used to determine the maximum payout guaranteed under The Hartford's Principal First, The Hartford's Principal First Preferred and The Hartford's Lifetime Income Builder. The Benefit Amount comprises net Premium Payments less any Payment Enhancements, if applicable, and may be subject to periodic step-ups when The Hartford's Principal First or The Hartford's Lifetime Income Builder have been elected.




BENEFIT PAYMENT: The maximum guaranteed amount that may be withdrawn each Contract Year under The Hartford's Principal First, The Hartford's Principal First Preferred or The Hartford's Lifetime Income Builder. A Benefit Payment constitutes a partial Surrender.


CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.



CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge, if applicable, that may apply when you make a full or partial Surrender.


CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER, OWNER OR YOU: The owner or holder of the Contract described in this prospectus including any joint Owner(s). We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.



COVERED LIFE: The governing life or lives used for determining the Lifetime Withdrawal Benefit under The Hartford's Lifetime Income Foundation and The Hartford's Lifetime Income Builder II.


DEATH BENEFIT: The amount payable if the Contract Owner, joint Contract Owner or the Annuitant dies before the Annuity Commencement Date.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.



ELIGIBLE WITHDRAWAL YEAR: As used in The Hartford's Lifetime Income Foundation and The Hartford's Lifetime Income Builder II, any Contract Year following the Relevant Covered Life's 60th birthday.


FIXED ACCOUNT: Part of our General Account, where you may allocate all or a portion of your Contract Value.



GENERAL ACCOUNT: The General Account includes our company assets, including any money you have invested in the Fixed Account. The assets in the General Account are available to our creditors.




JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.




LIFETIME BENEFIT PAYMENT: The maximum guaranteed amount that can be withdrawn each year beginning on the Contract Anniversary following the Relevant Covered Life's 60th birthday, pursuant to The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Foundation and The Hartford's Lifetime Income Builder. A Lifetime Benefit Payment constitutes a partial Surrender.





MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value, adjusted for subsequent Premium Payments and partial withdrawals, prior to the deceased's 81st birthday or the date of death, if earlier.

68                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------



MAXIMUM CONTRACT VALUE: The greatest of: (i) the Contract Value on the rider issue date, plus Premium Payments received as of such date or (ii) the Contract Value on each subsequent Contract Anniversary, excluding the current Contract Anniversary, plus Premium Payments received after such Contract Anniversary date.




MINIMUM CONTRACT VALUE: Subject to state variations, the Minimum Contract Value we establish from time to time.


NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

1933 ACT: The Securities Exchange Act of 1933, as amended.

1934 ACT: The Securities Exchange Act of 1934, as amended.

1940 ACT: The Investment Company Act of 1940, as amended.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.



PAYMENT BASE: The amount used to determine the Lifetime Benefit Payments for The Hartford's Lifetime Income Foundation and The Hartford's Lifetime Income Builder
II. The Payment Base may be subject to periodic increases when The Hartford's Lifetime Income Builder II has been elected.




PAYMENT ENHANCEMENT: An amount we credit to your Contract Value at the time a Premium Payment is made for "Plus" Contracts only. The amount of a Payment Enhancement is based on the cumulative Premium Payments you make to your Contract.




PREMIUM PAYMENT: Money sent to us to be invested in your Contract (not taking into consideration any applicable front-end sales charges or Payment Enhancements).


PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.



RELEVANT COVERED LIFE: When the Single Life option is chosen, the Relevant Covered Life will be the older of the Contract Owner(s) if the Contract Owner is a natural person or the Annuitant(s) if the Contract Owner is not a natural person. When the Joint/Spousal Option is chosen, however, the Relevant Covered Life will be the younger of the Contract Owner and his or her Spouse if the Contract Owner is a natural person or the Annuitant if the Contract Owner is not a natural person. As used herein, "attained age" means the chronological age of the Relevant Covered Life as of the most recent Contract Anniversary before requesting any partial Surrender or if a partial Surrender is requested during the first Contract Year, the chronological age of the Relevant Covered Life as of the Contract issuance date.


REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SPOUSE: A person related to a Contract Owner by marriage pursuant to the Code.



SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for each Sub-Account.


SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.

THRESHOLD: For the purposes of The Hartford's Lifetime Income Foundation and The Hartford's Lifetime Income Builder II, the amount used to determine the change in the Payment Base following a partial Surrender in any Contract Year that is not an Eligible Withdrawal Year. This amount is 5% (Single Life Election) or 4 1/2% (Joint/Spousal Election) multiplied by the greater of the Payment Base or Contract Value on the most recent Contract Anniversary plus subsequent Premium Payments made after the most recent Contract Anniversary.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange. The Exchange generally closes at 4:00 p.m. Eastern Time but may close earlier on certain days and as conditions warrant.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

WE, US OR OUR: Hartford Life and Annuity Insurance Company.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               69

-------------------------------------------------------------------------------



WITHDRAWAL PERCENT: The multiplier used in calculating Lifetime Benefit Payments under The Hartford's Lifetime Income Foundation and The Hartford's Lifetime Income Builder II.




YOU: The Owner including any joint Owner(s). We do not capitalize "you" or "your" in this prospectus.




B. STATE VARIATIONS




The following section describes modifications to this prospectus required by one or more state insurance departments as of the date of this prospectus. Unless otherwise noted, variations apply to all forms of Contracts we issue. References to certain state's variations do not imply that we actually offer Contracts in each such state. These variations are subject to change without notice and additional variations may be imposed as specific states approve new riders.




- ALABAMA -- We will accept subsequent Premium Payments only during the first Contract Year for Core Contracts, and only during the first three Contract Years for Outlook Contracts.




- CALIFORNIA -- Any Owner 60 years old or older when purchasing this Contract in California must either elect the Senior Protection Program, or elect to immediately allocate the initial Premium Payments to the other investment options.




  Under the Senior Protection Program, we will allocate your initial Premium Payment to a Money Market Fund Sub-Account (or comparable money market Sub-Account) for the first 35 days your initial Premium Payment is invested. After the 35th day we will automatically allocate your Contract Value according to your most current investment instructions.




  If you elect the Senior Protection Program you will not be able to participate in any InvestEase (if otherwise available) or Dollar Cost Averaging Program until after the Program has terminated. The Dollar Cost Averaging Plus and certain Automatic Income Programs are not available if you elect the Senior Protection Program. Under the Senior Protection Program any subsequent Premium Payment received during the 35 days after the initial Premium Payment is invested will also be invested in a Money Market Fund Sub-Account (or comparable money market Sub-Account) unless you direct otherwise.




  You may voluntarily terminate your participation in the Senior Protection Program by contacting us in writing or by telephone. You will automatically terminate your participation in the Senior Protection Program if you allocate a subsequent Premium Payment to any other investment option or transfer Account Value from a Money Market Fund Sub-Account (or comparable money market Sub-Account) to another investment option.




  When you terminate your participation in the Senior Protection Program:




       - you may reallocate your Contract Value in the Program to other investment options; or




       - we will automatically reallocate your Account Value in the Program according to your original instructions 35 days after your initial Premium Payment was invested.




- CONNECTICUT -- There are no investment restrictions on the Sub-Accounts that you may invest in while subject to The Hartford's Principal First Preferred benefits. If you elect that rider, our approval is required for any subsequent Premium Payments if the Premium Payments for all deferred variable annuity Contracts issued by us or our affiliates to you equal or exceed $100,000. For Connecticut residents that elect The Hartford's Lifetime Income Builder, contract aggregation provisions do not apply.




- FLORIDA -- The limit on Death Benefits imposed when aggregate Premium Payments total $5 million or more does not apply.




- MASSACHUSETTS -- We will accept subsequent Premium Payments only until the Annuitant's 63rd birthday or the third Contract Anniversary, whichever is later, for Core Contracts, and until the Annuitant's 66th birthday or the sixth Contract Anniversary, whichever is later.




  For Outlook, Core, and Plus Contracts -- The Nursing Home Waiver is not available.




-   MINNESOTA -- MAV Plus is not available and the Maximum Anniversary Value
    (MAV) Death Benefit is offered instead.




-   NEW JERSEY -- The only AIRs available are 3% and 5%.




  The investment restrictions and the contract aggregation provisions of The Hartford's Lifetime Income Builder are not applicable to New Jersey Owners electing such rider.




  Core, Outlook, and Plus Contracts -- The Nursing Home Waiver is not available.




- NEW YORK -- We will not recalculate The Hartford's Principal First Preferred or The Hartford's Principal First Benefit Amounts if you change ownership or assign your Contract to someone other than your Spouse. The Minimum Contract Value is $1,000 after any Surrender. The minimum monthly Annuity Payout is $20.




  MAV Plus is not available and the Maximum Anniversary Value (MAV) Death Benefit is offered instead.

70                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------



  For Core, Outlook, Plus and Edge Contracts -- The Fixed Accumulation Feature is not available if you elect The Hartford's Lifetime Income Builder.




  The only AIRs available are 3% and 5%.




  For Core, Outlook and Plus Contracts -- The Nursing Home Waiver is not available.




-   OKLAHOMA -- The only AIRs available for Okalahoma Owners are 3% and 5%.




- OREGON -- We will accept subsequent Premium Payments during the first three Contract Years for Core Contracts and six years for Outlook Contracts.




  Core, Outlook, Plus and Edge Contracts -- Owners may only sign up for DCA Plus Programs that are 6 months or longer.




  Core, Outlook, Plus, Edge and Access Contracts -- You may not choose a fixed dollar amount Annuity Payout.




  The Life Annuity with a Cash Refund Annuity Payout Option is not available for Oregon residents and the only AIRs available are 3% and 5%.




- PENNSYLVANIA -- Core, Outlook and Plus -- The Nursing Home Waiver minimum confinement period is changed from 180 days to 90 days. Pennsylvania residents may not choose a fixed dollar amount Annuity Payout or the Life Annuity with a Cash Refund Annuity Payout Option.




- SOUTH CAROLINA -- Core, Outlook and Plus Contracts -- In Contract Years when no Premium Payment is paid, any portion of the Annual Maintenance Fee taken from the Fixed Accumulation Feature will be limited to that required by law.




- VERMONT -- Edge -- Eligible Investments owned by you, your spouse or any immediate family member may be included under the Rights of Accumulation Program.




- WASHINGTON -- MAV Plus is not available and Maximum Anniversary Value (MAV) Death Benefit is offered instead.




  Core, Outlook and Plus Contracts -- In any year when no Premium Payment is paid into the Fixed Accumulation Feature, any pro-rata portion of the fee taken from the Fixed Accumulation Feature will be limited to interest earned in excess of the 3% for that year.




  Core, Outlook, Plus and Edge Contracts -- The Fixed Accumulation is not available if you elect The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II or The Hartford's Lifetime Income Foundation.




C. LEGAL MATTERS




There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual funds companies. These regulatory inquiries have focused on a number of mutual fund issues, including market timing and late trading, revenue sharing and directed brokerage, fees, transfer agents and other fund service providers, and other mutual-fund related issues. The Hartford, which includes Hartford Life Insurance Company ("HLIC") and its affiliates, has received requests for information and subpoenas from the Securities and Exchange Commission ("SEC"), subpoenas from the New York Attorney General's Office, a subpoena from the Connecticut Attorney General's Office, requests for information from the Connecticut Securities and Investments Division of the Department of Banking, and requests for information from the New York Department of Insurance, in each case requesting documentation and other information regarding various mutual fund regulatory issues. The Hartford continues to cooperate fully with these regulators in these matters.




The SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations related to market timing. The Hartford continues to cooperate fully with the SEC and the New York Attorney General's Office in these matters. The funds are available for purchase by the Separate Accounts of different variable universal life insurance policies, variable annuity products, and funding agreements, and they are offered directly to certain qualified retirement plans. Although existing products contain transfer restrictions between Sub-Accounts, some products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as a result of the settlement of litigation against The Hartford with respect to certain owners of older variable annuity contracts, The Hartford's ability to restrict transfers by these owners has, until recently, been limited. The Hartford has executed an agreement with the parties to the previously settled litigation which, together with separate agreements between these Contract Owners and their broker, has resulted in the exchange or surrender of all of the variable annuity contracts that were the subject of the previously settled litigation.




The SEC's Division of Enforcement also is investigating aspects of The Hartford's variable annuity and mutual fund operations related to directed brokerage and revenue sharing. The Hartford discontinued the use of directed brokerage in recognition of mutual fund sales in late 2003. The Hartford continues to cooperate fully with the SEC in these matters.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               71

-------------------------------------------------------------------------------



The Hartford has received subpoenas from the New York Attorney General's Office and the Connecticut Attorney General's Office requesting information relating to The Hartford's group annuity products, including single premium group annuities used in maturity or terminal funding programs. These subpoenas seek information about how various group annuity products are sold, how The Hartford selects mutual funds offered as investment options in certain group annuity products, and how brokers selling The Hartford's group annuity products are compensated. The Hartford continues to cooperate fully with these regulators in these matters.




On May 10, 2006, The Hartford entered into a settlement with the New York Attorney General's Office and the Connecticut Attorney General's Office regarding The Hartford's use of expense reimbursement agreements in its terminal and maturity funding group annuity line of business. Under the terms of the settlement, The Hartford will pay $20 million, of which $16.1 million will be paid to certain plan sponsors that purchased terminal or maturity funding annuities between January 1, 1998, and December 31, 2004. The remaining balance of $3.9 million will be divided equally between the states of New York and Connecticut. The costs associated with the settlement have already been accounted for with reserves previously established by The Hartford. As part of the settlement, The Hartford will accept a three-year prohibition on the use of contingent compensation in its terminal and maturity funding group annuity line of business.




To date, neither the SEC's and New York Attorney General's market timing investigation nor the SEC's directed brokerage investigation has resulted in the initiation of any formal action against The Hartford by these regulators. However, The Hartford believes that the SEC and the New York Attorney General's Office are likely to take some action against The Hartford at the conclusion of the respective investigations. The Hartford is engaged in active discussions with the SEC and the New York Attorney General's Office. The potential timing of any resolution of any of these matters or the initiation of any formal action by any of these regulators in these matters is difficult to predict. In 2005, Hartford Life, Inc. ("Hartford Life") recorded an after-tax charge of $102 million of which $14 million, after-tax, was attributed to HLIC, to establish a reserve for the market timing, directed brokerage and single premium group annuity matters. Hartford Life recorded an additional charge of $7 million, after-tax, in the first quarter of 2006. This reserve is an estimate; in view of the uncertainties regarding the outcome of these regulatory investigations, as well as the tax-deductibility of payments, it is possible that the ultimate cost to Hartford Life of these matters could exceed the reserve by an amount that would have a material adverse effect on Hartford Life's consolidated results of operations or cash flows in a particular quarterly or annual period. It is reasonably possible that HLIC may ultimately be liable for all or a portion of the ultimate cost to Hartford Life in excess of the $14 million already attributed to HLIC.




On May 24, 2005, The Hartford received a subpoena from the Connecticut Attorney General's Office seeking information about The Hartford's participation in finite reinsurance transactions in which there was no substantial transfer of risk between the parties. The Hartford is cooperating fully with the Connecticut Attorney General's Office in this matter.




On June 23, 2005, The Hartford received a subpoena from the New York Attorney General's Office requesting information relating to purchases of The Hartford's variable annuity products, or exchanges of other products for The Hartford's variable annuity products, by New York residents who were 65 or older at the time of the purchase or exchange. On August 25, 2005, The Hartford received an additional subpoena from the New York Attorney General's Office requesting information relating to purchases of or exchanges into The Hartford's variable annuity products by New York residents during the past five years where the purchase or exchange was funded using funds from a tax-qualified plan or where the variable annuity purchased or exchanged for was a Sub-Account of a tax-qualified plan or was subsequently put into a tax-qualified plan. The Hartford is cooperating fully with the New York Attorney General's Office in these matters.




On July 14, 2005, The Hartford received an additional subpoena from the Connecticut Attorney General's Office concerning The Hartford's structured settlement business. This subpoena requests information about The Hartford's sale of annuity products for structured settlements, and about the ways in which brokers are compensated in connection with the sale of these products. The Hartford is cooperating fully with the New York Attorney General's Office and the Connecticut Attorney General's Office in these matters.




The Hartford has received a request for information from the New York Attorney General's Office about issues relating to the reporting of workers' compensation premium. The Hartford is cooperating fully with the New York Attorney General's Office in this matter.




The Hartford does not expect any of these actions to result in a material adverse effect on the Separate Accounts or on the HLS funds that serve as underlying investments for these accounts.




D. FINANCIAL STATEMENTS




You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.

72                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------



E. MORE INFORMATION




ASSIGNMENT -- A non-qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a non-qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract.




A qualified Contract may not be transferred or otherwise assigned (whether directly or used as collateral for a loan), unless allowed by applicable law and approved by us in writing. We can withhold our consent for any reason. We are not obligated to process any request for approval within any particular time frame.


CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.

HOW CONTRACTS ARE SOLD -- Hartford Securities Distribution Company, Inc. ("HSD") serves as principal underwriter for the Contracts which are offered on a continuous basis. HSD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the NASD. The principal business address of HSD is the same as ours.



Contracts will be sold by individuals who have been appointed by us as insurance agents and who are registered representatives of broker-dealers that have entered into selling agreements with HSD.


Commissions -- We pay compensation to broker-dealers, financial institutions and other affiliated broker-dealers ("Financial Intermediaries") for the sale of the Contracts according to selling agreements with Financial Intermediaries. Affiliated broker-dealers also employ wholesalers in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value. Your Registered Representative may be compensated on a fee for services and/or commission basis.



We pay an up-front commission of up to 7% of your Premium Payment at the time of sale to the Financial Intermediary that your Registered Representative is associated with. Your Registered Representative's Financial Intermediary may also receive on-going or trail commissions of generally not more than 1% of your Contract Value. Upfront commissions range from 1% to 7%. Registered Representatives may have multiple options on how they wish to allocate their commissions and/or compensation. Compensation paid to your Registered Representative may also vary depending on the particular arrangements between your Registered Representative and their Financial Intermediary. We are not involved in determining your Registered Representative's compensation. You are encouraged to ask your Registered Representative about the basis upon which he or she will be personally compensated for the advice or recommendations provided in connection with this transaction.




Additional Payments -- In addition to commissions, we or our affiliates pay significant additional compensation ("Additional Payments") to some Financial Intermediaries (who may or may not be affiliates), in connection with the promotion, sale and distribution of our variable annuities. Additional Payments are generally based on average net assets (or on aged assets) of the Contracts attributable to a particular Financial Intermediary; on sales of the Contracts attributable to a particular Financial Intermediary and/or on reimbursement of sales expenses. Additional Payments may take the form of, among other things:
(1) sponsorship of due diligence meetings to educate Financial Intermediaries about our variable products; (2) payments for providing training and information relating to our variable products; (3) expense allowances and reimbursements;
(3) override payments and bonuses; (4) personnel education or training; (5) marketing support fees (or allowances) for providing assistance in promoting the sale of our variable products; and/or (6) shareholder services, including sub-accounting and the preparation of account statements and other communications.




We are among several insurance companies that pay Additional Payments to certain Financial Intermediaries to receive "preferred" or recommended status. These privileges include our ability to gain additional or special access to sales staff, provide and/or attend training and other conferences; placement of our products on customer lists ("shelf-space arrangements"); and otherwise improve sales by featuring our products over others. We may pay Additional Payments to certain key Financial Intermediaries based on assets under management.




Consistent with NASD Conduct Rules, we may also provide cash and non-cash compensation in the form of: (1) occasional meals and entertainment; (2) occasional tickets to sporting events; (3) nominal gifts (not to exceed $100 annually); (4) sponsorship of sales contests and/or promotions in which participants receive prizes such as travel awards, merchandise and recognition;
(5) sponsorship of training and educational events; and/or (6) due diligence meetings. In addition to NASD rules governing limitations on these payments, we also follow our guidelines and those of Financial Intermediaries which may be more restrictive than NASD rules.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               73

-------------------------------------------------------------------------------

Additional Payments create a potential conflict of interest in the form of an additional financial incentive to the Registered Representative and/or Financial Intermediary to recommend the purchase of this Contract over another variable annuity or another investment option. For the fiscal year ended December 31, 2005, Additional Payments did not in the aggregate exceed approximately $48 million (excluding incidental corporate-sponsorship related perquisites).

As of December 31, 2005, we have entered into arrangements to make Additional Payments to the following Financial Intermediaries: A.G. Edwards & Sons, Inc., ABN AMRO Bank, N.V., Advest, Inc., Aegis Capital Advisors, LLC, AIG Advisors Group, Inc., AIG SunAmerica, American International Group, Inc., AMSouth Investment Services, Inc., Asset Management Securities, Associated Investment Services, Inc., B. C. Ziegler & Co., Banc of America Investment Services, Inc., Banc One Securities Corp., Bancnorth Investment Group, Inc., Bancwest Investment Services, Inc., BB&T Investment Services, Inc., BNY Investment Center of The Bank of New York Company, Inc., BOSC, Inc., BlueVase Securities, LLC., Cadaret Grant & Co., Inc., Cambridge Investment Research, Inc., Capital Analyst Inc., Capital Securities of America, Inc., Centaurus Financial, Inc., Citigroup, Inc. (various divisions and affiliates), Colonial Brokerage House (LifeMark Partners), Coordinated Capital Securities, Inc., Commerce Brokerage Services, Inc., Comerica Securities, Commonwealth Financial Network, Compass Brokerage, Inc., Crowell, Weedon & Co., Crown Capital Securities, L.P., Cuso Financial Services, L.P., Dortch Securities & Investments, Inc., Duerr Financial Corporation, Edward D. Jones & Co., L.P., Empire Securities, Inc., ePLANNING, Inc., Ferris, Baker Watts, Incorporated, FFP Securities, Inc., Fifth Third Securities, Inc., FIMCO Securities Group (Mequon, WI), Financial Network Services (or Investment) Corp., Fintegra Financial Services, LLC., First Allied Securities, Inc., First Citizens Investor Services, First Heartland Capital, Inc., First Montauk Securities Corp., First National Bank of Omaha, First Tennessee Brokerage, Inc., First Wall Street Corporation, Frost Brokerage Services, Inc., FSC Securities Corporation, Girard Securities, Inc., Great American Advisors, Inc., H.D. Vest Investment Services (subsidiary of Wells Fargo & Company), Harbour Investments, Inc., H & R Block Financial Advisors, Inc., Harvest Capital LLC, Heim & Young Securities, Hibernia Investments, L.L.C., Hong Kong and Shanghai Banking Corporation Limited (HSBC), The Huntington Investment Company, IFMG Securities, Inc. at Rockland Trust, Independent Financial Group, LLC, Infinex Financial Group, ING Advisors Network, Intersecurities, INC., Invest Financial Corp., Investacorp, Inc., Investment Professionals, Inc., Investors Capital Corporation, Investment Centers of America, Inc., Investment Professionals, Inc., Investors Capital Corp., James T. Borello & Co, Janney Montgomery Scott LLC, Jefferson Pilot Securities Corporation, J.J.B. Hilliard, W.L. Lyons, Inc., KMS Financial Services, Inc., Legg Mason Wood Walker, Incorporated, Leigh Baldwin & Co., LLC, Lincoln Financial Advisors Corp. (marketing name for Lincoln National Corp.), Linsco/Private Ledger Corp., Local Securities Corporation, M&T Securities, Inc., McDonald Investments Inc., Merrill Lynch Pierce Fenner & Smith, Morgan Keegan & Company, Inc, Morgan Stanley & Co., Inc. (various divisions and affiliates), Mutual Service Corporation, Natcity Investments, Inc., National Planning Corp., Newbridge Securities Corp., NEXT Financial Group, Inc., NFP Securities, Inc., North Ridge Securities Corp., ONB Investment Services, Inc., Oppenheimer & Co., Inc., Park Avenue Securities LLC, Parker/Hunter Incorporated, Partners Investment Network, Inc., Pension Planners Securities, Inc., People's Securities, Inc., PFIC Securities Corp., Piper Jaffray & Co., Prime Capital Services, Inc., Primevest Financial Services, Inc., Proequities, Inc., Prospera Financial Services, Inc., QA3 Financial Corp, Raymond James Financial Services, RBC Dain Rauscher Inc., Robert W. Baird & Co., Inc., Rogan & Assoc., Inc., Royal Alliance Assoc., Inc., Ryan Beck & Co., Scott & Stringfellow, Inc., Securian Financial Services, Inc., Securities America, Inc., Securities Service Network, Inc., Sigma Financial Corporation, SII Investments, Inc., Southtrust Securities, Inc., Stifel Nicolaus & Company, Incorporated, Sun Trust Bank, SunTrust Investment Services, Inc. -- Alexander Key Division, SWBC Investment Services, LLC, Synovus Securities, Inc., TFS Securities, Inc., The Investment Center, Inc., Thurston, Springer, Miller, Herd & Titak, Inc.,Triad Advisors, Inc., UBOC Investment Services, Inc. (Union Bank of California, N.A.), UBS Financial Services, Inc., UMB Scout Brokerage Services, Inc., U.S. Bancorp Investments, Inc., Unionbanc Investment Services, LLC, Uvest Financial Services Group Inc., Valmark Securities, Inc., Wachovia Securities, LLC. (various divisions), Wall Street Financial Group, Inc., Walnut Street Securities, Inc., Webster Investment Services, Inc., Wells Fargo Brokerage Services, L.L.C., Wescom Financial Services, Wilbanks Securities, Inc., WM Financial Services, Inc., Woodbury Financial Services, Inc. (an affiliate of ours), WRP Investments, Inc., XCU Capital Corporation, Inc.

Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by NASD Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Registered Representative is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.



The Contract may be sold directly to certain individuals under certain circumstances that do not involve payment of any sales compensation to a Registered Representative. In such case, Hartford will credit the Contract with an additional 5.0% of the Premium Payment. This additional waiver of Premium Payment in no way affects present or future charges, rights, benefits or current values of other Contract Owners. The following class of individuals are eligible for this feature: (1) current or retired officers, directors, trustees and employees (and their families) of the ultimate parent and affiliates of us; and
(2) employees and Registered Representatives (and their families) of registered broker-dealers (or their financial institutions) that have a sales agreement with us and our and its principal underwriter to sell the Contracts.

74                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------



MEDICAID BENEFITS -- Medicaid is a program that covers most medical costs, including nursing home and home care for the elderly and certain persons with disabilities. To qualify, individuals must meet both income and resource tests. Subject to state law, income tests measure whether earned and unearned income such as benefit payments exceeds predetermined monthly caps. Resource tests look to the value of countable assets such as this Contract. Medicaid also allows the costs of benefits such as nursing home care, home and community based services, and related hospital prescription drug services to be recaptured from a recipient's estate after their death (or if the recipient has a surviving Spouse, the recapture is suspended until after the death of the recipient's surviving Spouse).


Medicaid estate planning may be important to people who are concerned about long term care costs or the adequacy of their private LTC insurance. BENEFITS ASSOCIATED WITH THIS VARIABLE ANNUITY MAY HAVE AN IMPACT ON YOUR MEDICAID ELIGIBILITY AND THE ASSETS CONSIDERED FOR MEDICAID BENEFITS.

Certain asset and/or trust transfers (or a "spend down" of assets) made to become eligible for Medicaid may trigger periods of potentially unlimited ineligibility and can be considered fraud. Each state examines the financial history of a person to determine whether he or she transferred funds at below market value in order to qualify for Medicaid. These look-back periods are currently 36-months for asset transfers and 60-months for Medicaid exempt trust transfers.

Ownership interests or beneficiary status under this variable annuity can render you or you loved ones ineligible for Medicaid. This may be particularly troubling if your Spouse or Beneficiary is already receiving Medicaid benefits at the time of transfer or receipt of Death Benefits. As certain ownership changes are either impermissible or are subject to benefit resetting rules, you may want to carefully consider how you structure the ownership and beneficiary status of your Contract.

THIS DISCUSSION IS INTENDED TO PROVIDE A VERY GENERAL OVERVIEW AND DOES NOT CONSTITUTE LEGAL ADVICE OR IN ANY WAY SUGGEST THAT YOU CIRCUMVENT THESE RULES. YOU SHOULD SEEK ADVICE FROM A COMPETENT ELDER LAW ATTORNEY TO MAKE INFORMED DECISIONS ABOUT HOW THIS VARIABLE ANNUITY MAY AFFECT YOUR PLANS.



9. FEDERAL TAX CONSIDERATIONS


A. INTRODUCTION

The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See "Annuity Purchases by Nonresident Aliens and Foreign Corporations," regarding annuity purchases by non-U.S. Persons or residents.

This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

In addition, this discussion does not address many of the tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.

THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               75

-------------------------------------------------------------------------------

B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. Hartford is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Hartford is the owner of the assets from which the tax benefits are derived.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING CONTRACTS NOT HELD IN TAX-QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

    1.   NON-NATURAL PERSONS AS OWNERS

Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:

- A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

- A contract acquired by the estate of a decedent by reason of such decedent's death,

- Certain contracts acquired with respect to tax-qualified retirement arrangements,

- Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

- A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

    2.   OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

        a.   DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract." It is unclear what value should be used in determining the "income on the contract." We believe that the current Contract value (determined without regard to surrender charges) is an appropriate measure. However, the IRS could take the position that the value should be the current Contract value (determined without regard to surrender charges) increased by some measure of the value of certain future benefits.

76                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

vi. In general, any amount actually received under the Contract as a Death Benefit, including an optional Death Benefit, if any, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

        b.  DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

        c.   AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under the aggregation rules in Code Section 72(e)(11) to issue regulations to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.

        d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY PAYMENTS.

i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

ii.  The 10% penalty tax will not apply to the following distributions:

        1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

        2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

        3.   Distributions attributable to a recipient's becoming disabled.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               77

-------------------------------------------------------------------------------

        4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary). In determining whether a payment stream designed to satisfy this exception qualifies, it is possible that the IRS could take the position that the entire interest in the Contract should include not only the current Contract value, but also some measure of the value of certain future benefits.

        5. Distributions made under certain annuities issued in connection with structured settlement agreements.

        6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

        e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

        f.   REQUIRED DISTRIBUTIONS

i.   Death of Contract Owner or Primary Annuitant

      Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

        1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

        2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract shall be distributed within 5 years after such death; and

        3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

ii.  Alternative Election to Satisfy Distribution Requirements

      If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Such distributions must begin within a year of the Contract Owner's death.

iii.  Spouse Beneficiary

      If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this Contract.

        g.   ADDITION OF RIDER OR MATERIAL CHANGE.

The addition of a rider to the Contract, or a material change in the Contract's provisions, could cause it to be considered newly issued or entered into for tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.

78                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

        h.  PARTIAL EXCHANGES.

The IRS in Rev. Rul. 2003-76 has confirmed that the owner of an annuity contract can direct its insurer to transfer a portion of the contract's cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a "partial exchange"). However, Rev. Rul. 2003-76 also refers to caveats and additional guidance in the companion Notice 2003-51, which discusses cases in which a partial exchange is followed by a surrender, withdrawal or other distribution from either the old contract or the new contract. Notice 2003-51 specifically indicates that the IRS is considering
(1) under what circumstances it should treat a partial exchange followed by such a distribution within 24 months as presumptively for "tax avoidance" purposes (e.g., to avoid the income-out-first rules on amounts received under Code
Section 72) and (2) what circumstances it should treat as rebutting such a presumption (e.g., death, disability, reaching age 59 1/2, divorce or loss of employment). Accordingly, we advise you to consult with a qualified tax adviser as to potential tax consequences before attempting any partial exchange.

    3.   DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

-   no more than 70% is represented by any two investments,

-   no more than 80% is represented by any three investments and

-   no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

    4.   TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Code Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which contract owners may direct their investments to particular subaccounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.

For instance, the IRS in Rev. Rul. 2003-92 reiterated its position in prior rulings that, where shares in a fund offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such shares can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such shares should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such shares directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.

The IRS in Rev. Rul. 2003-91 also indicated that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               79

-------------------------------------------------------------------------------

uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

D. FEDERAL INCOME TAX WITHHOLDING

The portion of an amount received under a Contract that is taxable gross income to the payee is also subject to federal income tax withholding, pursuant to Code
Section 3405, which requires the following:

        1. Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless an individual elects not to have such tax withheld ("election out"). We will provide such an "election out" form at the time such a distribution is requested. If the necessary "election out" form is not submitted to us in a timely manner, generally we are required to withhold 10 percent of the includable amount of distribution and remit it to the IRS.

        2. Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is generally subject to federal income tax withholding as if the payee were a married individual claiming 3 exemptions, unless the individual elects otherwise. An individual generally may elect out of such withholding, or elect to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the time such a distribution is requested. If the necessary "election out" forms are not submitted to us in a timely manner, we are required to withhold tax as if the recipient were married claiming 3 exemptions, and remit this amount to the IRS.

Regardless of any "election out" (or any amount of tax actually withheld) on an amount received from a Contract, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and mandatory withholding on U.S. source taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

G. ESTATE, GIFT AND GENERATION-SKIPPING TAX AND RELATED TAX CONSIDERATIONS

Any amount payable upon a Contract Owner's death, whether before or after the Annuity Commencement Date, is generally includable in the Contract Owner's estate for federal estate tax purposes. Similarly, prior to the Contract Owner's death, the payment of any amount from the Contract, or the transfer of any interest in the Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a non-spouse beneficiary who either is (1) 37 1/2 or more years younger than a Contract Owner or (2) a grandchild (or more remote further descendent) of a Contract Owner may have federal generation-skipping-transfer ("GST") tax consequences under Code Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code
Section 691(c) or Section 1015(d). In addition, as indicated above in "Distributions Prior to the Annuity Commencement Date," the transfer of a Contract for less than adequate consideration during the Contract Owner's lifetime generally is treated as producing an amount received by such Contract Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Contract Owner's gross income, this same income amount could produce a corresponding increase in such Contract Owner's tax basis for such Contract that is carried over to the transferee's tax basis for such Contract under Code
Section 72(e)(4)(C)(iii) and Section 1015.

80                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------



10. INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS




This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.




The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts, accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider whether the Contract is a suitable investment if you are investing through a Qualified Plan.




THE FOLLOWING IS ONLY A GENERAL DISCUSSION ABOUT TYPES OF QUALIFIED PLANS FOR WHICH THE CONTRACTS MAY BE AVAILABLE. WE ARE NOT THE PLAN ADMINISTRATOR FOR ANY QUALIFIED PLAN. THE PLAN ADMINISTRATOR OR CUSTODIAN, WHICHEVER IS APPLICABLE, (BUT NOT US) IS RESPONSIBLE FOR ALL PLAN ADMINISTRATIVE DUTIES INCLUDING, BUT NOT LIMITED TO, NOTIFICATION OF DISTRIBUTION OPTIONS, DISBURSEMENT OF PLAN BENEFITS, HANDLING ANY PROCESSING AND ADMINISTRATION OF QUALIFIED PLAN LOANS, COMPLIANCE REGULATORY REQUIREMENTS AND FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS FROM THE PLAN TO PLAN PARTICIPANTS AND, IF APPLICABLE, BENEFICIARIES OF PLAN PARTICIPANTS AND IRA CONTRIBUTIONS FROM PLAN PARTICIPANTS. OUR ADMINISTRATIVE DUTIES ARE LIMITED TO ADMINISTRATION OF THE CONTRACT AND ANY DISBURSEMENTS OF ANY CONTRACT BENEFITS TO THE OWNER, ANNUITANT OR BENEFICIARY OF THE CONTRACT, AS APPLICABLE. OUR TAX REPORTING RESPONSIBILITY IS LIMITED TO FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS TO THE APPLICABLE PAYEE AND IRA CONTRIBUTIONS FROM THE OWNER OF A CONTRACT, AS RECORDED ON OUR BOOKS AND RECORDS. IF YOU ARE PURCHASING A QUALIFIED CONTRACT, YOU SHOULD CONSULT WITH YOUR PLAN ADMINISTRATOR AND/OR A QUALIFIED TAX ADVISER. YOU ALSO SHOULD CONSULT WITH A QUALIFIED TAX ADVISER AND/OR PLAN ADMINISTRATOR BEFORE YOU WITHDRAW ANY PORTION OF YOUR CONTRACT VALUE.




The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.




We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.




1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS")




In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A , SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.




TRADITIONAL IRAS Traditional IRAs are subject to limits on the amounts that may be contributed each year (which contribution limits are scheduled to increase over the next several years), the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               81

-------------------------------------------------------------------------------



You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into your Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plan if the distribution is not transferred directly to your Traditional IRA.




IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA's cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.




SEP IRAS Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer, employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.




SIMPLE IRAS The Savings Incentive Match Plan for Employees of Small Employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.




A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.




If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.




ROTH IRAS Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax. In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA and under limited circumstances, as indicated below. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

82                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------



2.    QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(k) PLAN




Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.




In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefit once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.




3. TAX SHELTERED ANNUITY UNDER SECTION 403(b) ("TSA")




Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code
Section 501(c)(3) to purchase a "tax-sheltered annuity" contract ("TSA") and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, such contributions may not exceed the lesser of an annual dollar limit (e.g., $44,000 in 2006) or 100% of the employee's "includable compensation" for his most recent full year of service, subject to other adjustments. Special provisions may allow certain employees to elect a different overall limitation.




A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:




       a.   after the employee reaches age 59 1/2;




       b.  upon the employee's separation from service;




       c.   upon the employee's death or disability; or




       d. in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).




Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.




Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below.




4.    DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")




Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).




All of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               83

-------------------------------------------------------------------------------



held under a Deferred Compensation Plan of a governmental employer that is not a
Section 457(b) Plan. However, where the trust requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer's general creditors.




5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS




Except under certain circumstances in the case of Roth IRAs, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract" are generally the same as for Non-Qualified Contracts, as described above.




For non-periodic amounts from certain Qualified Contracts or Plans, Code Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instances, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.




In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below. Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.




6. PENALTY TAXES FOR QUALIFIED PLANS




Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.




a. PENALTY TAXES ON PREMATURE DISTRIBUTIONSCode Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:




- made to a beneficiary (or to the employee's estate) on or after the employee's death;




-   attributable to the employee's becoming disabled under Code Section
    72(m)(7);




- part of a series of substantially equal periodic payments (not less frequently than annually -- "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;




- (except for IRAs) made to an employee after separation from service after reaching age 55; or




- not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.




In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:




- made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;




- not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or




-   for a qualified first-time home buyer and meets the requirements of Code
    Section 72(t)(8).




If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied RETROACTIVELY TO ALL THE PRIOR PERIODIC PAYMENTS (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.




For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.




b. RMDs AND 50% PENALTY TAX If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.

84                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------



An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:




-   the calendar year in which the individual attains age 70 1/2, or




- (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.




The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over --




(a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or




(b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.




If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the individual's surviving spouse, distributions may be delayed until the deceased individual would have attained age 70 1/2.




If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.




The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.




The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount. RMDs also can be made in the form of annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.




In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.




7. TAX WITHHOLDING FOR QUALIFIED PLANS




Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an "eligible rollover distribution" (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."




Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens or resident aliens of the United States.




Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.




8. ROLLOVER DISTRIBUTIONS




The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plan fiduciaries (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               85

-------------------------------------------------------------------------------



For instance, generally any amount can be transferred directly from one type of Qualified Plan (e.g., a TSA) to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transferor Plan (e.g., a TSA that is subject to the same kinds of salary reduction restrictions). Such a "direct transfer" between the same kind of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.




By contrast, an amount distributed from one type of Plan (e.g., a TSA) into a different type of Plan (e.g., a Traditional IRA) generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan fiduciary) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan fiduciary by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient.




Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either:




       a.   an RMD amount;




       b. one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or




       c.   any distribution made upon hardship of the employee.




Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457(e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified
Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.




Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan (e.g., a TSA) that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).

86                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------



Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse), Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS.




9. QUALIFIED HURRICANE RELIEF




The Katrina Emergency Tax Relief Act of 2005 ("KETRA"), signed by the President on September 23, 2005, contains several provisions regarding distributions from qualified plans for participants who were affected by Hurricane Katrina. Generally, KETRA allows eligible persons to take distributions from their retirement plans without being subject to the 10% penalty on early distributions and permits the income portion of such distribution to be included in taxable income ratably over a three-year period. KETRA also allows such distributed amounts to be recontributed to the retirement plan within three years and such re-contribution will be treated as a rollover contribution, thus avoiding taxation of the distributed amounts. The total amount of qualified KETRA distributions that an eligible person may receive from all qualified plans is limited to $100,000. KETRA also provides relief for certain qualified plan withdrawals made in connection with home purchases which were cancelled because of Hurricane Katrina and modifies the qualified plan loan rules for certain loans taken by eligible persons. These qualified plan provisions of KETRA were extended to certain victims of Hurricanes Rita and Wilma through the enactment of the Gulf Opportunity Zone Act signed by the President on December 21, 2005. The IRS is preparing further guidance regarding these relief provisions for the victims of the Hurricanes and is drafting Form 8915 for use by eligible persons for reporting qualified plan distributions and determining the amount to be included in taxable income. You should check the IRS's web site to determine if your residence was in an area of hurricane impact which entitles you to the relief being sought. KETRA and the Gulf Opportunity Zone Act contain tax relief provisions in addition to the qualified plan provisions described above and the IRS has designated areas in the hurricane impacted states for different types of tax relief.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               87

-------------------------------------------------------------------------------

TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

GENERAL INFORMATION
        Safekeeping of Assets
        Experts
        Non-Participating
        Misstatement of Age or Sex
        Principal Underwriter
PERFORMANCE RELATED INFORMATION
        Total Return for all Sub-Accounts
        Yield for Sub-Accounts
        Money Market Sub-Accounts
        Additional Materials
        Performance Comparisons
ACCUMULATION UNIT VALUES
FINANCIAL STATEMENTS

88                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------



APPENDIX I -- DEATH BENEFIT -- EXAMPLES


PREMIUM SECURITY DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You purchased your Contract with the Premium Security Death Benefit, because You and Your Annuitant were both no older than age 80 on the issue date,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we receive proof of Death, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $106,000.

CALCULATION OF PREMIUM SECURITY DEATH BENEFIT

To calculate the Premium Security Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we receive proof of Death [$117,403],

- Total Premium Payments adjusted for any partial Surrenders [$100,000 - $8,000 = $92,000]

- The lesser of (a) Your Maximum Anniversary Value [$106,000] and (b) Your Contract Value on the day we calculate the Death Benefit, plus 25% of Your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death [$117,403 + 25% x $106,000 = $143,903];
    the lesser (a) and (b) is $106,000.

- The Premium Security Death Benefit is the greatest of these three values, which is $117,403

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               89

-------------------------------------------------------------------------------

EXAMPLE 2

Assume that:

- You purchased your Contract with the Premium Security Death Benefit, because You and Your Annuitant were both no older than age 80 on the issue date,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

-   On the day we receive proof of Death, your Contract Value was $120,000,

- Your Maximum Anniversary Value is $83,571 (based on an adjustment to an anniversary value that was $140,000 before the partial Surrender (see below)).

CALCULATION OF PREMIUM SECURITY DEATH BENEFIT

To calculate the Premium Security Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we receive proof of Death [$120,000],

- Total Premium Payments adjusted for any partial Surrenders [$57,857 (see below)]

-   The lesser of (a) Your Maximum Anniversary Value [$83,571 (see below)] and
    (b) Your Contract Value on the day we receive proof of Death plus 25% of Your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death [$120,000 + 25% ($83,571) = $140,893]; the lesser (a) and (b) is $83,571.

- The Premium Security Death Benefit is the greatest of these three values, which is $120,000

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of total Premium Payments is $10,000. Total Premium Payments adjusted for dollar for dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payment of $57,857.

ADJUSTMENT FOR PARTIAL SURRENDER FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Your Maximum Anniversary Value adjusted for partial Surrenders on a dollar for dollar basis up to 10% of Premium Payments is $140,000 - $10,000 = $130,000. Remaining partial Surrenders are $50,000. We use this amount to reduce your Maximum Anniversary Value by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

90                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

ASSET PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You purchased your Contract with the Asset Protection Death Benefit, because You and/or Your Annuitant were over age 80 on the issue date,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we receive proof of Death, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $106,000.

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we receive proof of Death [$117,403],

- The lesser of (a) total Premium Payments adjusted for any partial Surrenders [$100,000 - $8,000 = $92,000] or (b) Your Contract Value on the day we calculate the Death Benefit, plus 25% of Your total Premium Payments adjusted for any partial Surrenders and excluding any subsequent Premium Payments we receive within 12 months of death [$117,403 + 25% x $92,000 = $140,403]; the lesser of (a) and (b) is $92,000.

- The lesser of (a) Your Maximum Anniversary Value [$106,000] and (b) Your Contract Value on the day we calculate the Death Benefit, plus 25% of Your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death [$117,403 + 25% x $106,000 = $143,903];
    the lesser (a) and (b) is $106,000.

- The Asset Protection Death Benefit is the greatest of these three values, which is $117,403

EXAMPLE 2

Assume that:

- You purchased your Contract with the Asset Protection Death Benefit because You and/or Your Annuitant were over age 80 on the issue date,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

-   On the day we receive proof of Death, your Contract Value was $120,000,

- Your Maximum Anniversary Value is $83,571 (based on an adjustment to an anniversary value that was $140,000 before the partial Surrender (see below)).

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we receive proof of Death [$120,000],

- The lesser of (a) total Premium Payments adjusted for any partial Surrenders [$57,857 (see Example 1 under Premium Security Death Benefit)] or (b) Your Contract Value on the day we calculate the Death Benefit, plus 25% of Your total Premium Payments adjusted for any partial Surrenders and excluding any subsequent Premium Payments we receive within 12 months of death [$120,000 + 25% x $57,857 = $134,464]; the lesser (a) and (b) is $57,857.

- The lesser of (a) Your Maximum Anniversary Value [$83,571 (see Example 1 under Premium Security Death Benefit)] and (b) Your Contract Value on the day we receive proof of Death plus 25% of Your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death [$120,000 + 25% ($83,571) = $140,893]; the lesser (a) and (b) is
    $83,571.

- The Asset Protection Death Benefit is the greatest of these three values, which is $120,000

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               91

-------------------------------------------------------------------------------

MAV PLUS DEATH BENEFIT WITH PREMIUM SECURITY DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You elected the MAV Plus Death Benefit when you purchased your Contract with the Premium Security Death Benefit,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we receive proof of Death, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $106,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was greater than the Premium Security Death Benefit, your adjusted total Premium Payments, and your Maximum Anniversary Value.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR EARNINGS PROTECTION BENEFIT

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- We determine Contract gain by subtracting the Contract Value on the date you added the MAV Plus Death Benefit from the Contract Value immediately before the partial surrender, then deduct any premium payments and add any adjustments for partial Surrenders made during that time [$109,273 - $100,000 - $0 + $0 = $9,273]

Since the Contract gain at the time of partial Surrender [$9,273] exceeds the partial Surrender [$8,000], there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

We would calculate the Contract gain as follows:

-   Contract Value on the day we receive proof of Death [$117,403],

- Subtract the Contract Value on the date the MAV Plus Death Benefit was added to your Contract [$100,000],

-   Add any adjustments for partial Surrenders [$0],

So the Contract gain equals $17,403.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- We calculate the Contract Value on the date the MAV Plus Death Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date excluding Premium Payments made in the 12 months prior to death ($0),

-   minus any adjustments for partial Surrenders ($0),

Which equals $100,000. The cap is 200% of $100,000, which is $200,000.

PREMIUM SECURITY DEATH BENEFIT AMOUNT IS $117,403. (See Example 1 under Premium Security Death Benefit for details of calculation.)

ADJUSTED TOTAL PREMIUM PAYMENT AMOUNT IS $92,000. (See Example 1 under Premium Security Death Benefit for details of calculation.)

MAV PLUS DEATH BENEFIT

In this situation the cap does not apply, so we take the Contract Value on the date we receive proof of death and adds 40% of gain [$117,403 + 40% ($17,403)] which totals $124,364. This is the greatest of the four values compared, and so is the death benefit.

92                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

EXAMPLE 2

Assume that:

- You elected the MAV Plus Death Benefit when you purchased your Contract with the Premium Security Death Benefit,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

- Your Maximum Anniversary Value is $83,571 (based on an adjustment to an anniversary value that was $140,000 before the partial Surrender (see below))

-   On the day we receive proof of Death, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the Death Benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- We determine Contract gain by subtracting the Contract Value on the date you added the MAV Plus Death Benefit from the Contract Value immediately before the partial surrender, then deduct any premium payments and add any adjustments for partial Surrenders made during that time [$150,000 - $100,000 - $0 + $0 = $50,000]

Since the partial Surrender [$60,000] exceeds the Contract gain at the time of partial Surrender [$50,000], the adjustment for the partial Surrender is the difference, or $10,000.

CALCULATION OF CONTRACT GAIN

We would calculate the Contract gain as follows:

-   Contract Value on the day we receive proof of Death [$120,000],

- Subtract the Contract Value on the date the MAV Plus Death Benefit was added to your Contract [$100,000],

-   Add any adjustments for partial Surrenders [$10,000],

So the Contract gain equals $30,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- We calculate the Contract Value on the date the MAV Plus Death Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date excluding Premium Payments made in the 12 months prior to death ($0),

-   minus any adjustments for partial Surrenders ($10,000),

Which equals $90,000. The cap is 200% of $90,000, which is $180,000.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Maximum Anniversary Value adjusted for dollar for dollar Surrenders is $140,000 - $10,000 = $130,000. Remaining Surrenders equal $50,000. This amount will reduce the Maximum Anniversary Value proportionally. Contract Value immediately before Surrender is $150,000 - $10,000 = $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT



In this situation the cap does not apply, so we take 40% of Contract gain on the day we receive proof of death $30,000 or $12,000 and adds that to the Contract Value on the date we receive proof of death. Therefore, the Earnings Protection Benefit is [40% ($30,000) + $120,000], which equals $132,000.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               93

-------------------------------------------------------------------------------



APPENDIX II -- ACCUMULATION UNIT VALUES


(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this Prospectus.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows only the highest and lowest possible Accumulation Unit Value, assuming you select no optional benefits or assuming you select all optional benefits. A table showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits is shown in the Statement of Additional Information, which you may obtain free of charge by calling us at 1-800-862-6668.

There is no information for American Funds Global Growth and Income Fund Sub-Account because as of December 31, 2005, the Sub-Account had not commenced operations.



There is no information for American Funds Global Growth and Income Fund, Morgan Stanley -- Capital Opportunities, Morgan Stanley -- Developing Growth, Morgan Stanley -- Dividend Growth, Morgan Stanley -- Flexible Income, Morgan Stanley -- Focus Growth, Morgan Stanley -- Global Equity, Van Kampen Comstock, Van Kampen Growth and Income, Van Kampen -- UIF International Growth Equity or Van Kampen -- UIF U.S. Mid Cap Value Sub-Accounts because as of December 31, 2005, the Sub-Accounts had not commenced operations.




                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2005
--------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $1.247  (a)
      Accumulation Unit Value at end of period                       $1.357
      Number of Accumulation Units outstanding at end of              4,992
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $1.212  (a)
      Accumulation Unit Value at end of period                       $1.312
      Number of Accumulation Units outstanding at end of             10,129
      period (in thousands)
AIM V.I. CAPITAL APPRECIATION FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $1.175  (a)
      Accumulation Unit Value at end of period                       $1.353
      Number of Accumulation Units outstanding at end of                789
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $1.142  (a)
      Accumulation Unit Value at end of period                       $1.308
      Number of Accumulation Units outstanding at end of              1,710
      period (in thousands)
AIM V.I. CORE EQUITY FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $9.632  (a)
      Accumulation Unit Value at end of period                      $10.303
      Number of Accumulation Units outstanding at end of                 10
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $9.618  (a)
      Accumulation Unit Value at end of period                      $10.234
      Number of Accumulation Units outstanding at end of                  4
      period (in thousands)
AIM V.I. DEMOGRAPHIC TRENDS FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $1.154  (a)
      Accumulation Unit Value at end of period                       $1.310
      Number of Accumulation Units outstanding at end of                626
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $1.122  (a)
      Accumulation Unit Value at end of period                       $1.266
      Number of Accumulation Units outstanding at end of              1,401
      period (in thousands)
AIM V.I. GOVERNMENT SECURITIES FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $1.092  (a)
      Accumulation Unit Value at end of period                       $1.095
      Number of Accumulation Units outstanding at end of             23,647
      period (in thousands)

94                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2005
--------------------------------------------------------------------------------
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $1.062  (a)
      Accumulation Unit Value at end of period                       $1.059
      Number of Accumulation Units outstanding at end of             37,527
      period (in thousands)
AIM V.I. INTERNATIONAL GROWTH FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $1.397  (a)
      Accumulation Unit Value at end of period                       $1.662
      Number of Accumulation Units outstanding at end of              1,186
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $1.358  (a)
      Accumulation Unit Value at end of period                       $1.607
      Number of Accumulation Units outstanding at end of              2,195
      period (in thousands)
AIM V.I. LARGE CAP GROWTH FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $9.456  (a)
      Accumulation Unit Value at end of period                      $10.764
      Number of Accumulation Units outstanding at end of                  2
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $9.443  (a)
      Accumulation Unit Value at end of period                      $10.692
      Number of Accumulation Units outstanding at end of                  7
      period (in thousands)
AIM V.I. MID CAP CORE EQUITY FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $1.395  (a)
      Accumulation Unit Value at end of period                       $1.515
      Number of Accumulation Units outstanding at end of              6,356
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $1.356  (a)
      Accumulation Unit Value at end of period                       $1.465
      Number of Accumulation Units outstanding at end of             11,800
      period (in thousands)
AIM V.I. SMALL CAP EQUITY FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $10.812  (a)
      Accumulation Unit Value at end of period                      $12.423
      Number of Accumulation Units outstanding at end of                102
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $10.679  (a)
      Accumulation Unit Value at end of period                      $12.205
      Number of Accumulation Units outstanding at end of                235
      period (in thousands)
AMERICAN FUNDS ASSET ALLOCATION FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $11.768  (a)
      Accumulation Unit Value at end of period                      $12.913
      Number of Accumulation Units outstanding at end of              5,027
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $10.466  (a)
      Accumulation Unit Value at end of period                      $11.424
      Number of Accumulation Units outstanding at end of              4,926
      period (in thousands)
AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $0.956  (a)
      Accumulation Unit Value at end of period                       $1.055
      Number of Accumulation Units outstanding at end of             39,979
      period (in thousands)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               95

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2005
--------------------------------------------------------------------------------
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $0.927  (a)
      Accumulation Unit Value at end of period                       $1.018
      Number of Accumulation Units outstanding at end of             39,846
      period (in thousands)
AMERICAN FUNDS BOND FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $13.310  (a)
      Accumulation Unit Value at end of period                      $13.530
      Number of Accumulation Units outstanding at end of              2,438
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $12.629  (a)
      Accumulation Unit Value at end of period                      $12.769
      Number of Accumulation Units outstanding at end of              3,197
      period (in thousands)
AMERICAN FUNDS GLOBAL GROWTH FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $11.285  (a)
      Accumulation Unit Value at end of period                      $13.227
      Number of Accumulation Units outstanding at end of              1,643
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $11.014  (a)
      Accumulation Unit Value at end of period                      $12.841
      Number of Accumulation Units outstanding at end of              1,321
      period (in thousands)
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $13.174  (a)
      Accumulation Unit Value at end of period                      $16.308
      Number of Accumulation Units outstanding at end of                858
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $13.538  (a)
      Accumulation Unit Value at end of period                      $16.671
      Number of Accumulation Units outstanding at end of              1,308
      period (in thousands)
AMERICAN FUNDS GROWTH FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $11.567  (a)
      Accumulation Unit Value at end of period                      $13.753
      Number of Accumulation Units outstanding at end of              8,675
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $10.794  (a)
      Accumulation Unit Value at end of period                      $12.765
      Number of Accumulation Units outstanding at end of             13,600
      period (in thousands)
AMERICAN FUNDS GROWTH-INCOME FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $12.649  (a)
      Accumulation Unit Value at end of period                      $13.806
      Number of Accumulation Units outstanding at end of              9,763
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $10.908  (a)
      Accumulation Unit Value at end of period                      $11.842
      Number of Accumulation Units outstanding at end of             15,290
      period (in thousands)
AMERICAN FUNDS INTERNATIONAL FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $10.766  (a)
      Accumulation Unit Value at end of period                      $13.275
      Number of Accumulation Units outstanding at end of              2,813
      period (in thousands)

96                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2005
--------------------------------------------------------------------------------
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $10.971  (a)
      Accumulation Unit Value at end of period                      $13.457
      Number of Accumulation Units outstanding at end of              3,129
      period (in thousands)
AMERICAN FUNDS NEW WORLD FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $14.766  (a)
      Accumulation Unit Value at end of period                      $17.823
      Number of Accumulation Units outstanding at end of                563
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $13.503  (a)
      Accumulation Unit Value at end of period                      $16.212
      Number of Accumulation Units outstanding at end of                604
      period (in thousands)
FRANKLIN FLEX CAP GROWTH SECURITIES FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $9.408  (a)
      Accumulation Unit Value at end of period                      $10.480
      Number of Accumulation Units outstanding at end of                108
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $9.396  (a)
      Accumulation Unit Value at end of period                      $10.411
      Number of Accumulation Units outstanding at end of                 32
      period (in thousands)
FRANKLIN INCOME SECURITIES FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $13.057  (a)
      Accumulation Unit Value at end of period                      $13.537
      Number of Accumulation Units outstanding at end of              5,384
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $12.746  (a)
      Accumulation Unit Value at end of period                      $13.144
      Number of Accumulation Units outstanding at end of              6,083
      period (in thousands)
FRANKLIN LARGE CAP GROWTH SECURITIES FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $10.613  (a)
      Accumulation Unit Value at end of period                      $11.029
      Number of Accumulation Units outstanding at end of                928
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $10.359  (a)
      Accumulation Unit Value at end of period                      $10.708
      Number of Accumulation Units outstanding at end of              1,481
      period (in thousands)
FRANKLIN LARGE CAP VALUE SECURITIES FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $9.708  (a)
      Accumulation Unit Value at end of period                      $10.315
      Number of Accumulation Units outstanding at end of                 58
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $9.695  (a)
      Accumulation Unit Value at end of period                      $10.246
      Number of Accumulation Units outstanding at end of                 11
      period (in thousands)
FRANKLIN RISING DIVIDENDS SECURITIES FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $12.810  (a)
      Accumulation Unit Value at end of period                      $13.525
      Number of Accumulation Units outstanding at end of              2,468
      period (in thousands)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               97

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2005
--------------------------------------------------------------------------------
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $12.607  (a)
      Accumulation Unit Value at end of period                      $13.239
      Number of Accumulation Units outstanding at end of              2,842
      period (in thousands)
FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $10.504  (a)
      Accumulation Unit Value at end of period                      $12.070
      Number of Accumulation Units outstanding at end of                688
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $10.626  (a)
      Accumulation Unit Value at end of period                      $12.145
      Number of Accumulation Units outstanding at end of                979
      period (in thousands)
FRANKLIN STRATEGIC INCOME SECURITIES FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $14.583  (a)
      Accumulation Unit Value at end of period                      $14.910
      Number of Accumulation Units outstanding at end of              1,394
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $13.736  (a)
      Accumulation Unit Value at end of period                      $13.970
      Number of Accumulation Units outstanding at end of              1,845
      period (in thousands)
HARTFORD MONEY MARKET HLS FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $1.080  (a)
      Accumulation Unit Value at end of period                       $1.093
      Number of Accumulation Units outstanding at end of              6,654
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $1.045  (a)
      Accumulation Unit Value at end of period                       $1.052
      Number of Accumulation Units outstanding at end of             11,174
      period (in thousands)
MFS(R) EMERGING GROWTH SERIES
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $6.894  (a)
      Accumulation Unit Value at end of period                       $8.153
      Number of Accumulation Units outstanding at end of                 81
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $6.584  (a)
      Accumulation Unit Value at end of period                       $7.745
      Number of Accumulation Units outstanding at end of                189
      period (in thousands)
MFS(R) GLOBAL EQUITY SERIES
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $12.168  (a)
      Accumulation Unit Value at end of period                      $13.378
      Number of Accumulation Units outstanding at end of                 71
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $11.239  (a)
      Accumulation Unit Value at end of period                      $12.292
      Number of Accumulation Units outstanding at end of                 80
      period (in thousands)
MFS(R) INVESTORS GROWTH STOCK SERIES
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $7.590  (a)
      Accumulation Unit Value at end of period                       $8.358
      Number of Accumulation Units outstanding at end of                169
      period (in thousands)

98                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2005
--------------------------------------------------------------------------------
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $7.011  (a)
      Accumulation Unit Value at end of period                       $7.680
      Number of Accumulation Units outstanding at end of                229
      period (in thousands)
MFS(R) INVESTORS TRUST SERIES
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $9.053  (a)
      Accumulation Unit Value at end of period                       $9.981
      Number of Accumulation Units outstanding at end of              1,720
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $7.765  (a)
      Accumulation Unit Value at end of period                       $8.516
      Number of Accumulation Units outstanding at end of              3,168
      period (in thousands)
MFS(R) HIGH INCOME SERIES
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $11.734  (a)
      Accumulation Unit Value at end of period                      $12.198
      Number of Accumulation Units outstanding at end of                473
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $11.030  (a)
      Accumulation Unit Value at end of period                      $11.405
      Number of Accumulation Units outstanding at end of                569
      period (in thousands)
MFS(R) MID CAP GROWTH SERIES
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $5.306  (a)
      Accumulation Unit Value at end of period                       $6.055
      Number of Accumulation Units outstanding at end of                746
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $5.120  (a)
      Accumulation Unit Value at end of period                       $5.811
      Number of Accumulation Units outstanding at end of              1,061
      period (in thousands)
MFS(R) NEW DISCOVERY SERIES
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $11.343  (a)
      Accumulation Unit Value at end of period                      $13.638
      Number of Accumulation Units outstanding at end of                759
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $10.096  (a)
      Accumulation Unit Value at end of period                      $12.074
      Number of Accumulation Units outstanding at end of              1,323
      period (in thousands)
MFS(R) RESEARCH BOND SERIES
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $9.983  (a)
      Accumulation Unit Value at end of period                      $10.040
      Number of Accumulation Units outstanding at end of                 62
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $9.971  (a)
      Accumulation Unit Value at end of period                       $9.975
      Number of Accumulation Units outstanding at end of                  9
      period (in thousands)
MFS(R) RESEARCH INTERNATIONAL SERIES
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $10.019  (a)
      Accumulation Unit Value at end of period                      $11.985
      Number of Accumulation Units outstanding at end of                 25
      period (in thousands)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               99

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2005
--------------------------------------------------------------------------------
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $10.018  (a)
      Accumulation Unit Value at end of period                      $11.921
      Number of Accumulation Units outstanding at end of                 22
      period (in thousands)
MFS(R) RESEARCH SERIES
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $9.472  (a)
      Accumulation Unit Value at end of period                      $10.617
      Number of Accumulation Units outstanding at end of                 48
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $9.459  (a)
      Accumulation Unit Value at end of period                      $10.546
      Number of Accumulation Units outstanding at end of                  2
      period (in thousands)
MFS(R) TOTAL RETURN SERIES
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $13.598  (a)
      Accumulation Unit Value at end of period                      $14.061
      Number of Accumulation Units outstanding at end of              3,478
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $12.227  (a)
      Accumulation Unit Value at end of period                      $12.576
      Number of Accumulation Units outstanding at end of              4,513
      period (in thousands)
MFS(R) VALUE SERIES
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $13.768  (a)
      Accumulation Unit Value at end of period                      $14.639
      Number of Accumulation Units outstanding at end of                383
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $13.549  (a)
      Accumulation Unit Value at end of period                      $14.330
      Number of Accumulation Units outstanding at end of                404
      period (in thousands)
MUTUAL DISCOVERY SECURITIES FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $14.600  (a)
      Accumulation Unit Value at end of period                      $16.585
      Number of Accumulation Units outstanding at end of                959
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $14.367  (a)
      Accumulation Unit Value at end of period                      $16.235
      Number of Accumulation Units outstanding at end of              1,167
      period (in thousands)
MUTUAL SHARES SECURITIES FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $15.153  (a)
      Accumulation Unit Value at end of period                      $16.683
      Number of Accumulation Units outstanding at end of              2,738
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $13.157  (a)
      Accumulation Unit Value at end of period                      $14.408
      Number of Accumulation Units outstanding at end of              4,064
      period (in thousands)
TEMPLETON DEVELOPING MARKETS SECURITIES FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $14.727  (a)
      Accumulation Unit Value at end of period                      $18.733
      Number of Accumulation Units outstanding at end of                418
      period (in thousands)

100                              HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2005
--------------------------------------------------------------------------------
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $12.335  (a)
      Accumulation Unit Value at end of period                      $15.607
      Number of Accumulation Units outstanding at end of                668
      period (in thousands)
TEMPLETON FOREIGN SECURITIES FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $10.823  (a)
      Accumulation Unit Value at end of period                      $12.104
      Number of Accumulation Units outstanding at end of              2,501
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $10.030  (a)
      Accumulation Unit Value at end of period                      $11.157
      Number of Accumulation Units outstanding at end of              3,865
      period (in thousands)
TEMPLETON GROWTH SECURITIES FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $12.979  (a)
      Accumulation Unit Value at end of period                      $14.202
      Number of Accumulation Units outstanding at end of              2,176
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $11.734  (a)
      Accumulation Unit Value at end of period                      $12.772
      Number of Accumulation Units outstanding at end of              3,014
      period (in thousands)

(a)  Inception date May 2, 2005.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                              101

-------------------------------------------------------------------------------



APPENDIX A -- PRODUCT COMPARISON INFORMATION




In addition to the variable annuity Contract described in this prospectus, we offer other variable annuities, each having different features, fees and charges. Your Registered Representative can help you decide which is best for you based on your individual circumstances, time horizon and policy feature preferences. Not all contracts are offered by all Financial Intermediaries. You should consider the differences and discuss them with your Registered Representative to determine which product is best for you. This Appendix does not constitute, and may not be used for the purposes of making, any offer or solicitation by anyone of any form of contract other than as specifically provided in this prospectus.




The primary differences between these variable annuities relate to how expenses are charged. Products with shorter Contingent Deferred Sales Charge periods, because of their greater liquidity, generally have higher mortality and expense risk charges. Our Plus (bonus annuity) product's mortality and expense risk charge is higher than it would otherwise be because we add a Payment Enhancement to Contract Value every time you make a Premium Payment.




Presented below are some, but certainly not all, of the features of this and other deferred variable annuities we offer as part of the Director M or Leaders suite of variable annuities. The form of Contract you select will be identified on the cover page of your prospectus and contract. Not included is a variable annuity product we offer called "Edge" which is subject to a front-end sales charge. Our Edge product is offered through a limited number of Financial Intermediaries and is described in more detail in an Edge prospectus.




You should consider the investment objectives, risks, charges and expenses of an investment carefully before investing. Both the variable annuity product and underlying Fund prospectuses contain this and other information about the variable annuities and underlying investment options. Your Registered Representative can provide you with prospectuses for one or more of these variable annuities and the underlying Funds. This and any of the other variable annuities referenced in this Appendix are underwritten and distributed by Hartford Securities Distribution Company, Inc. Member SIPC. Please read the prospectuses carefully before investing.


ACCESS PRODUCT

-   Not subject to any sales charges

-   Mortality and Expense Risk Charge (1.55%) is highest of our products

- Fewer available funds than other products, e.g., international/global funds generally not available

-   Dollar Cost Averaging Plus program not available

-   Fixed Account not available

- Minimum initial Premium Payment is $10,000 for non-qualified contracts and $2,000 for qualified contracts (same as Outlook and Plus)

- Generally 1% maximum upfront commission paid to Financial Intermediaries (which is not the amount that your Registered Representative may actually receive and does not take into consideration any other cash and non-cash compensation) plus generally 1% maximum trail commissions.



CORE PRODUCT (THIS FORM OF CONTRACT IS NOT COMMONLY REFERRED TO AS "CORE" BUT IS INSTEAD GENERICALLY REFERRED TO AS "DIRECTOR M" OR "LEADERS")


-   7-year Contingent Deferred Sales Charges for each Premium Payment

- Lowest Mortality and Expense Risk Charge (1.15%) of our distributed products (not including Edge)

-   Lowest minimum initial Premium Payment ($1,000)

-   Dollar Cost Averaging Plus Program is available

-   Fixed Account is available

- Generally 7% maximum upfront commission paid to Financial Intermediaries (which is not the amount that your Registered Representative may actually receive and does not take into consideration any other cash and non-cash compensation) plus generally 1% maximum trail commissions.

OUTLOOK PRODUCT

-   4-year Contingent Deferred Sales Charges for each Premium Payment

-   Higher Mortality and Expense Risk Charge (1.50%) than Core

102                              HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

-   Dollar Cost Averaging Plus Program is available

-   Fixed Account not available

- Minimum initial Premium Payment is $10,000 for non-qualified contracts and $2,000 for qualified contracts (same as Access and Plus)

- Generally 6% maximum upfront commission paid to Financial Intermediaries (which is not the amount that your Registered Representative may actually receive and does not take into consideration any other cash and non-cash compensation) plus generally 1% maximum trail commissions.

PLUS PRODUCT

- Each time you make a Premium Payment, we will add an additional 3% or 4% of that Premium Payment to your Contract Value; which may be recaptured under certain circumstances

-   8-year Contingent Deferred Sales Charges for each Premium Payment

-   Mortality and Expense Risk Charge (1.50%) higher than Core, but same as
    Outlook

-   Dollar Cost Averaging Plus Program is available

-   Fixed Account not available

- Minimum initial Premium Payment is $10,000 for non-qualified contracts and $2,000 for qualified contracts (same as Access and Outlook)

- Generally 6.5% maximum upfront commission paid to Financial Intermediaries (which is not the amount that your Registered Representative may actually receive and does not take into consideration any other cash and non-cash compensation) plus generally 1% maximum trail commissions.

FEES & EXPENSES -- The following tables compare the fees and expenses that you will pay when buying, owning and Surrendering different forms of the Contract (other than Edge Contracts).

CONTRACT OWNER TRANSACTION EXPENSES



THE FIRST TABLE COMPARES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY ANY OF THE FORMS OF CONTRACT DESCRIBED IN THIS APPENDIX OR SURRENDER THE CONTRACT.


Sales Charge Imposed on Purchases (as a
  percentage of Premium Payments)
Contingent Deferred Sales Charge (as a percentage
  of Premium Payments)
Number of Years Since We Received the Premium       1          2          3          4          5          6          7          8+
  Payment Withdrawn
Applicable Charge
        -- Core Contracts                           7%         7%         7%         6%         5%         4%         3%         0%
        -- Outlook Contracts                        7%         6%         5%         4%         0%         0%         0%         0%
        -- Plus Contracts                           8%         8%         8%         8%         7%         6%         5%         4%
        -- Access Contracts                                                              None

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                              103

-------------------------------------------------------------------------------

CONTRACT OWNER PERIODIC EXPENSES



THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS (EXCEPT AS NOTED) DURING THE TIME THAT YOU OWN ANY OF THE FORMS OF CONTRACT DESCRIBED IN THIS APPENDIX, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.


                                                                         ACCESS       CORE      OUTLOOK       PLUS
---------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF AVERAGE DAILY
  SUB-ACCOUNT VALUE)
        Mortality and Expense Risk Charge (1)                            1.55%       1.15%       1.50%       1.50%
        Administrative Charge (1)                                        0.20%       0.20%       0.20%       0.20%
        Total Separate Account Annual Expenses                           1.75%       1.35%       1.70%       1.70%
OPTIONAL CHARGES (AS A PERCENTAGE OF AVERAGE DAILY SUB-ACCOUNT VALUE)
        The Hartford's Principal First Preferred Charge                                                                  0.20%
        MAV Plus Charge                                                                                                  0.30%
        The Hartford's Principal First (Current)                                                                         0.50%
        Total Separate Account Annual Expenses with optional benefit     2.55%       2.15%       2.50%       2.50%
        Separate Account charges
ADDITIONAL OPTIONAL CHARGES (NOT AS A PERCENTAGE OF AVERAGE DAILY
  SUB-ACCOUNT VALUE)
        The Hartford's Lifetime Income Builder Charge (Current)                                                          0.40%
        The Hartford's Lifetime Income Builder II Charge (Current)                                                       0.40%
        The Hartford's Lifetime Income Foundation Charge (Current)                                                       0.30%

(1)  Charges vary based on series of contract selected.

104                              HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

EXAMPLE



THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN ANY OF THE FORMS OF CONTRACT DESCRIBED IN THIS APPENDIX WITH THE COST OF INVESTING IN OTHER TYPES OF CONTRACTS WE OFFER THAT CONTAIN CONTINGENT DEFERRED SALES CHARGE ARRANGEMENTS. THE EXAMPLE USES THE SAME ASSUMPTIONS REFERENCED IN SECTION 2. THE DATA REFLECTED DOES NOT TAKE INTO ACCOUNT FUNDS AVAILABLE IN PROPRIETARY VERSIONS OF OUR VARIABLE ANNUITIES.




(1) If you do not Surrender any of the forms of contract described in this Appendix, your Contract Value will be:




                                              1 YEAR   3 YEARS  5 YEARS  10 YEARS
---------------------------------------------------------------------------------
Access                                           $729   $2,142   $3,497   $6,643
Core                                           $1,351   $2,665   $3,761   $6,376
Outlook                                        $1,387   $2,578   $3,476   $6,610
Plus                                           $1,481   $2,848   $4,075   $6,610





(2) If you Surrender any of the forms of contract described in this Appendix at the end of the applicable time period, your Surrender Value is:




                                              1 YEAR   3 YEARS  5 YEARS  10 YEARS
---------------------------------------------------------------------------------
Access                                           $623   $2,038   $3,394   $6,543
Core                                             $582   $1,925   $3,222   $6,276
Outlook                                          $618   $2,024   $3,373   $6,510
Plus                                             $618   $2,024   $3,373   $6,510





(3) If you annuitize any of the forms of contract described in this Appendix at the end of the applicable time period, the amount applied will be:




                                              1 YEAR   3 YEARS  5 YEARS  10 YEARS
---------------------------------------------------------------------------------
Access                                           $729   $2,142   $3,497   $6,643
Core                                             $688   $2,029   $3,326   $6,376
Outlook                                          $724   $2,128   $3,476   $6,610
Plus                                             $724   $2,128   $3,476   $6,610



The foregoing discussion is qualified in its entirety by the prospectus for each form of Contract and in the event of any conflict between the discussion above and such prospectus, such prospectus shall prevail.

HARTFORD LIFE INSURANCE COMPANY                    105

--------------------------------------------------------------------------------

APPENDIX B -- OPTIONAL BENEFITS COMPARISONS



                         THE HARTFORD'S        THE HARTFORD'S        THE HARTFORD'S        THE HARTFORD'S
                        LIFETIME INCOME       LIFETIME INCOME       LIFETIME INCOME       PRINCIPAL FIRST        THE HARTFORD'S
FEATURES                   FOUNDATION            BUILDER II             BUILDER              PREFERRED          PRINCIPAL FIRST
----------------------------------------------------------------------------------------------------------------------------------
OBJECTIVES            Guaranteed income     - Guaranteed income   - Guaranteed income   - Guaranteed income   - Guaranteed income
                      for life              for life              for life or a set       for a set time      for a set time
                                            - Potential           time period             period (20 years    period (14 years
                                            automatic annual      - Potential             estimated)          estimated)
                                            Payment Base          automatic annual        - Principal         - Potential step-ups
                                            increases             Benefit Amount          protection          every 5 years
                                            (0 - 10%)             increases (0 - 10%)                         - Principal
                                                                                                              protection
DEATH BENEFIT         - Greater of          Same as Lifetime      - Greater of          Not Applicable        Not Applicable
                      Contract Value or     Income Foundation     Contract Value or
                      Premium Payments                            Benefit Amount
                      adjusted for partial                        - Replaces the
                      Surrenders                                  Standard Death
                      - Replaces the                              Benefit
                      Standard Death                              - MAV Plus (MAV
                      Benefit                                     only) may be
                      - MAV Plus (MAV                             purchased with this
                      only) may be                                rider
                      purchased with this
                      rider
AVAILABILITY          - Available at        Same as Lifetime      - Available at        - Available at        - Available at
                      Contract issue only   Income Foundation     Contract issue only   Contract issue or     Contract issue or
                      - Available subject                         - Subject to state    post issue on         post-issue on
                      to state approval                           approval of Lifetime  contracts effective   current products
                                                                  Income Builder II,    on or after 11/1/04   - Plus contracts
                                                                  this may be closed    - Plus contracts      must reach the 1st
                                                                  to new investors      must reach the 1st    anniversary before
                                                                                        anniversary before    adding post-issue.
                                                                                        adding post-issue.
MAXIMUM ISSUE AGE     Qualified,            Qualified,            Qualified,            Qualified,            - Non-Qualified and
                      Non-Qualified         Non-Qualified         Non-Qualified         Non-Qualified         Roth IRA -- age 85
                      maximum issue age is  maximum issue age is  maximum issue age is  maximum issue age is  except for Outlook
                      80 for any Covered    75 for any Covered    75                    70                    and Access contracts
                      Life and Annuitant    Life and Annuitant.   (owner(s)/annuitant)  (owner(s)/annuitant)  which have a maximum issue age of 90
                                                                                                              - IRA/Qualified --
                                                                                                              age 80
REVOCABILITY          - Only the Lifetime   - Irrevocable by      Irrevocable by        Revocable in writing  Irrevocable by
                      Withdrawal Feature    client                client                anytime after the     client
                      is revocable by       - We may terminate                          5th anniversary of
                      client, revocation    the Rider upon Owner                        the rider effective
                      can be requested in   default                                     date (6th rider
                      writing anytime                                                   year)
                      after the 5th
                      Contract Year or
                      upon Spousal
                      Continuation
                      - We may terminate
                      the Rider upon Owner
                      default
RIDER COMPATIBILITY   Cannot be elected     Cannot be elected     Cannot be elected     Cannot be elected     Cannot be elected
                      with any of the       with any of the       with any of the       with any of the       with any of the
                      following:            following:            following:            following:            following:
                      - Principal First     - Principal First     - Principal First     - Principal First     - Principal First
                      - Principal First     - Principal First     - Principal First     - Lifetime Income     Preferred
                      Preferred             Preferred             Preferred             Builder               - Lifetime Income
                      - Premium Security    - Premium Security    - Premium Security    - Lifetime Income     Builder
                      - Lifetime Income     - Lifetime Income     - Lifetime Income     Builder II            - Lifetime Income
                      Builder I             Builder               Builder II            - Lifetime Income     Builder II
                      - Lifetime Income     - Lifetime Income     - Lifetime Income     Foundation            - Lifetime Income
                      Builder II            Foundation            Foundation                                  Foundation

106                    HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------



                         THE HARTFORD'S        THE HARTFORD'S        THE HARTFORD'S        THE HARTFORD'S
                        LIFETIME INCOME       LIFETIME INCOME       LIFETIME INCOME       PRINCIPAL FIRST        THE HARTFORD'S
FEATURES                   FOUNDATION            BUILDER II             BUILDER              PREFERRED          PRINCIPAL FIRST
----------------------------------------------------------------------------------------------------------------------------------
ADDITIONAL CHARGE     0.30% (30 bps) of     - 0.40% (40 bps) of   - 0.40% (40 bps) of   Annual charge of      - Annual charge of
                      the Payment Base      the Payment Base      the Benefit Amount    0.20% (20 bps)        0.50% (50 bps)
                      charged annually on   charged annually on   charged annually on   assessed daily        assessed daily
                      each Contract         the Contract          the contract                                - Can increase the
                      Anniversary (flat     Anniversary (flat     anniversary (flat                           fee on or after the
                      dollar)               dollar)               dollar)                                     5th contract
                                            - Can increase the    - Can increase the                          anniversary and then
                                            fee on or after the   fee on or after the                         every 5 years
                                            5th anniversary from  5th contract                                thereafter only of
                                            the rider effective   anniversary and then                        step- up elected
                                            date and then every   every 5 years                               - Maximum charge of
                                            5 years thereafter    thereafter only if                          0.75%
                                            or upon Covered Life  annual Benefit
                                            changes               Amount increases
                                            - Maximum charge of   elected
                                            0.75%                 - Maximum charge of
                                                                  0.75%
BENEFIT AMOUNT        Not applicable        Not applicable        100% of Premium       - 100% of Premium     - 100% of Premium
                                                                  Payment when added    Payment when added    Payment when added
                                                                  at issue              at issue.             at issue.
                                                                                        - Cash Value on the   - Cash Value on the
                                                                                        rider effective date  rider effective date
                                                                                        when added            when added
                                                                                        post-issue.           post-issue.
PAYMENT BASE          100% of Premium       100% of Premium       Not applicable        Not applicable        Not applicable
                      Payment when added    Payment when added
                      at issue              at issue
WITHDRAWAL            - Varies based on:    Same as Lifetime      Not applicable        Not applicable        Not applicable
  PERCENTAGE          - attained age of     Income Foundation
                      Relevant Covered
                      Life
                      - survivor option
                      chosen
                      - date of first
                      partial Surrender
                      - Withdrawal Percent
                      for Single Life
                      Option starts at 5%
                      and increases by
                      1/2% for every 5
                      year increment
                      between the Relevant
                      Covered Life's
                      attained ages 60 -
                      80
                      - Withdrawal Percent
                      for Joint/Spousal
                      Life Option starts
                      at 4.5% and
                      increases by 1/2%
                      for every 5 year
                      increment between
                      the Relevant Covered
                      Life's attained ages
                      60 - 80
                      - The Withdrawal
                      Percent will be set
                      at the time of the
                      first partial
                      Surrender and is
                      based on the
                      attained age of the
                      Relevant Covered
                      Life

HARTFORD LIFE INSURANCE COMPANY                    107

--------------------------------------------------------------------------------



                         THE HARTFORD'S        THE HARTFORD'S        THE HARTFORD'S        THE HARTFORD'S
                        LIFETIME INCOME       LIFETIME INCOME       LIFETIME INCOME       PRINCIPAL FIRST        THE HARTFORD'S
FEATURES                   FOUNDATION            BUILDER II             BUILDER              PREFERRED          PRINCIPAL FIRST
----------------------------------------------------------------------------------------------------------------------------------
ANNUAL AMOUNT         PRIOR TO AN ELIGIBLE  Same as Lifetime      PRIOR TO OWNER'S      BEGINNING             BEGINNING
  AVAILABLE FOR       WITHDRAWAL YEAR:      Income Foundation     60TH BIRTHDAY:        IMMEDIATELY: Benefit  IMMEDIATELY: Benefit
  SURRENDER           Partial                                     Benefit Payments      Payments equal 5% of  Payments equal 7% of
                      Surrenders(1) equal                         equal 5% multiplied   the Benefit Amount    the Benefit Amount
                      either:                                     by the Benefit
                      SINGLE LIFE OPTION                          Amount
                      -- 5% multiplied by                         CONTRACT
                      the greater of                              ANNIVERSARIES
                      Payment Base or                             IMMEDIATELY
                      Contract Value (on                          FOLLOWING THE
                      the Contract                                OWNER'S 60TH
                      Anniversary)                                BIRTHDAY -- ONLY IF
                      JOINT/SPOUSAL OPTION                        ELECTED: Lifetime
                      -- 4 1/2% multiplied                        Benefit Payments(2)
                      by the greater of                           equal 5% of the
                      Payment Base or                             Benefit Amount
                      Contract Value (on
                      the Contract
                      Anniversary)
                      DURING AN ELIGIBLE
                      WITHDRAWAL YEAR:
                      Lifetime Benefit
                      Payments equal
                      applicable
                      Withdrawal Percent
                      (varies by option
                      elected, Single Life
                      vs. Joint/ Spousal)
                      multiplied by the
                      greater of Payment
                      Base or Contract
                      Value (on the
                      Contract
                      Anniversary)
RMD RESET             - Contracts enrolled  Same as Lifetime      - Contracts enrolled  - Contracts enrolled  - All partial
                        in automatic RMD    Income Foundation       in automatic RMD    in automatic RMD      Surrenders that go
                        (AIP) that go over                          (AIP) that go over  (AIP) that go over    over the 7% allowed
                        the annual                                  the 5% allowed      the 5% allowed will   will result in a
                        Lifetime Benefit                            will not result in  not result in a       reset of the Benefit
                        Payment amount                              a reset of the      reset of the Benefit  Amount and possibly
                        will not result in                          Benefit Payment or  Payment amount if no  a reset of the
                        a reset of the                              Lifetime Benefit    other partial         Benefit Payment
                        Lifetime Benefit                            Payment if no       Surrenders have       amount
                        Payment if no                               other partial       occurred during the   - NOT 72t/q friendly
                        other partial                               Surrenders have     Contract Year.
                        Surrenders have                             occurred during     - NOT 72t/q friendly
                        occurred during                             the Contract Year
                        the Contract Year                           - NOT 72t/q
                        - NOT 72t/q                                 friendly
                        friendly





       (1) As in the case of any partial Surrender, taking partial Surrenders prior to an Eligible Withdrawal Year, will reduce the Payment Base and your future Lifetime Benefit Payment. Such partial Surrender may potentially eliminate your Lifetime Benefit Withdrawal Guarantee and Guaranteed Minimum Death Benefit.




       (2) Benefit Payments are still available after age 60 and may be different than the Lifetime Benefit Payment. The annual amount withdrawn can not exceed the greater of these two values.

108                    HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------



                         THE HARTFORD'S        THE HARTFORD'S        THE HARTFORD'S        THE HARTFORD'S
                        LIFETIME INCOME       LIFETIME INCOME       LIFETIME INCOME       PRINCIPAL FIRST        THE HARTFORD'S
FEATURES                   FOUNDATION            BUILDER II             BUILDER              PREFERRED          PRINCIPAL FIRST
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT            - Not currently       Same as Lifetime      Not currently         - Not currently       None
  RESTRICTIONS        enforced              Income Foundation     enforced              enforced
                      - Can be triggered                                                - If the
                      by changes in                                                     restrictions are
                      Covered Life                                                      violated, the
                      - If the                                                          withdrawal feature
                      restrictions are                                                  of this rider will
                      violated, the                                                     be revoked
                      Lifetime Withdrawal
                      Benefit of this
                      rider will be
                      revoked and the
                      death benefit only
                      will continue
OWNERSHIP CHANGES     Refer to Covered      Refer to Covered      - Ownership changes   - Ownership changes   Same as Principal
                      Life change feature   Life change feature   in the first 12       in the first 12       First Preferred
                      below                 below                 months from the       months from the
                                                                  effective date of     effective date of
                                                                  the rider will have   the rider will have
                                                                  no impact on the      no impact on the
                                                                  rider benefits as     rider benefits as
                                                                  long as age           long as age
                                                                  limitation is met     limitation is met
                                                                  - Ownership changes   - Ownership changes
                                                                  after the first 12    after the first 12
                                                                  months from the       months to someone
                                                                  effective date of     other than the
                                                                  the rider may cause   Spouse will cause a
                                                                  the Benefit Amount,   recalculation of the
                                                                  Benefit Payment and   Benefit Amount
                                                                  Lifetime Benefit
                                                                  Payment to be
                                                                  recalculated
SPOUSAL               Refer to Spousal      Refer to Spousal      If spousal            There is no option    Spouse may choose to
  CONTINUATION        Continuation feature  Continuation feature  continuation is       for the Spouse to     step-up the Benefit
                      below                 below                 elected, there may    step up the Benefit   Amount to the
                                                                  be a Benefit Amount   Amount upon Spousal   current Cash Value
                                                                  increase to equal     Continuation
                                                                  the then current
                                                                  Benefit Amount (this
                                                                  is automatic, NOT
                                                                  elected) providing
                                                                  he/she is younger
                                                                  than 76 years old
                                                                  and the rider is
                                                                  currently available
                                                                  for sale

HARTFORD LIFE INSURANCE COMPANY                    109

--------------------------------------------------------------------------------



                           LIFETIME INCOME            LIFETIME INCOME            LIFETIME INCOME            LIFETIME INCOME
                        FOUNDATION -- SINGLE       BUILDER II -- SINGLE           FOUNDATION --              BUILDER II --
FEATURES                     LIFE OPTION                LIFE OPTION           JOINT/SPOUSAL OPTION       JOINT/SPOUSAL OPTION
--------------------------------------------------------------------------------------------------------------------------------
COVERED LIFE          - Natural Owner -- Owner   Same as Lifetime Income    - Natural Owner -- The     Same as Lifetime Income
                      and Joint Owner (if any)   Foundation -- Single Life  Covered Life is both       Foundation --
                      on rider effective date    option                     spouses (as defined by     Joint/Spousal option
                      - Non-Natural Owner --                                Federal Law)
                      the Annuitant on rider                                - Non-Natural Owner --
                      effective date                                        the Annuitant on rider
                      - All age based benefit                               effective date
                      provisions based on the                               - All age based
                      attained age of the OLDER                             provisions based on the
                      Covered Life                                          attained age of the
                                                                            YOUNGER Covered Life
ISSUE RULES           No Additional              Same as Lifetime Income    - The sole primary         Same as Lifetime Income
                      Requirements               Foundation -- Single Life    beneficiary (defined as  Foundation --
                                                 option                       the individual to        Joint/Spousal option
                                                                              receive the Death
                                                                              Benefit) must be the
                                                                              Owner's Spouse. If the
                                                                              Joint Owner is the
                                                                              Spouse, the primary
                                                                              beneficiary can be
                                                                              someone other than the
                                                                              Spouse
                                                                              - A joint Owner who is
                                                                              not the Owner's Spouse
                                                                              is not allowed.
                                                                              - We reserve the right
                                                                              to prohibit non-natural
                                                                              entities from being
                                                                              listed as Owner
COVERED LIFE CHANGE   - Covered Life changes     Same as Lifetime Income    - Covered Life changes     Same as Lifetime Income
                        within the first 6       Foundation -- Single Life    within the first 6       Foundation --
                        months have no impact    option                       months have no impact    Joint/Spousal option
                        to the Death Benefit or                               to the Death Benefit or  except Covered Life
                        Payment Base, however,                                Payment Base, however,   changes within the first
                        the Withdrawal Percent                                the Withdrawal Percent   6 months have no impact
                        and Lifetime Benefit                                  and Lifetime Benefit     to the Maximum Contract
                        Payment may change                                    Payment may change       Value
                        based on the attained                                 based on the attained
                        age of new Relevant                                   age of new Relevant
                        Covered Life                                          Covered Life
                        - After the first 6                                   - If Owner and their
                        months:                                               Spouse are no longer
                        - Covered Life changes                                married, for reasons
                        will cause a reset in                                 other than death,
                        the benefits                                          Covered Life changes
                        - Allow us to impose                                  may occur:
                        investment restrictions                               - If Surrenders have
                        - May cause an increase                               not been taken, Owner
                        in rider charge                                       may remove their Spouse
                                                                              and replace with new
                                                                              Spouse (both events do
                                                                              not need to occur at
                                                                              the same time)(3)
                                                                              - If Surrenders have
                                                                              been taken, Owner may
                                                                              remove their Spouse but
                                                                              may not add a new
                                                                              Spouse
                                                                              - Any other contractual
                                                                              change which causes a
                                                                              change in the Covered
                                                                              Life will cause the
                                                                              Withdrawal Feature to
                                                                              terminate





       (3) The Covered Life will be reset at time of removal and time of replacement. The Withdrawal Percent scale will be based on the younger Covered Life.

110                    HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------



                           LIFETIME INCOME            LIFETIME INCOME            LIFETIME INCOME            LIFETIME INCOME
                        FOUNDATION -- SINGLE       BUILDER II -- SINGLE           FOUNDATION --              BUILDER II --
FEATURES                     LIFE OPTION                LIFE OPTION           JOINT/SPOUSAL OPTION       JOINT/SPOUSAL OPTION
--------------------------------------------------------------------------------------------------------------------------------
SPOUSAL               - We will increase the     Same as Lifetime Income    - We will increase the     Same as Lifetime Income
  CONTINUATION        Contract Value to the      Foundation -- Single Life  Contract Value to the      Foundation --
                      Death Benefit value        option                     Death Benefit value        Joint/Spousal option
                      - The Relevant Covered                                - The Spouse may elect to  except the Maximum
                      Life will be                                          either:                    Contract Value will be
                      re-determined on the date                             A) Continue the Contract   the GREATER OF Contract
                      of the continuation                                   and rider; or              Value or Payment Base on
                      - The Payment Base will                               B) Continue the contract   the continuation date
                      be set equal to the                                   and revoke the Withdrawal
                      Contract Value, the Death                             Feature of the rider
                      Benefit will be set equal                             If the Spouse elects to
                      to the Contract Value and                             continue the Contract and
                      the Lifetime Benefit                                  rider:
                      Payment and Withdrawal                                - The Payment Base will
                      Percent will be                                       be set equal to the
                      recalculated on the                                   GREATER OF Contract Value
                      continuation date                                     or Payment Base on the
                      - If Relevant Covered                                 continuation date
                      Life is greater than or                               - The Withdrawal Percent
                      equal to 81 at the time                               will remain frozen at the
                      of continuation, the                                  current Withdrawal
                      Rider will terminate. The                             Percent if there have
                      Death Benefit will be                                 been partial Surrenders
                      equal to the Contract                                 since the rider effective
                      Value                                                 date. If not, the
                                                                            Withdrawal Percent will
                                                                            be based on the attained
                                                                            age of the remaining
                                                                            Covered Life on the
                                                                            Contract Anniversary
                                                                            prior to the first
                                                                            partial Surrender
                                                                            - The Lifetime Benefit
                                                                            Payment will be
                                                                            recalculated to equal the
                                                                            Withdrawal Percent
                                                                            multiplied by the GREATER
                                                                            OF Contract Value or
                                                                            Payment Base on the
                                                                            continuation date





   The discussion above is qualified in its entirety by the terms and provisions of the prospectus attached and in the event of any conflict between the discussion above and the prospectus, the prospectus shall prevail.




   On date of Spousal continuation, we increase the Contract Value to equal the Death Benefit (if greater). For illustration purposes, we will assume the Contract Value on the date of continuation is set equal to the Death Benefit of $150,000 and the Payment Base is $125,000. The values for the rider are impacted as follows:




   Payment Base = $150,000 (greater of Contract Value or Payment Base on date of continuation)




   WP = existing Withdrawal Percent if partial Surrender have been taken, or else it is set using the remaining spouse's attained age on the Contract Anniversary prior to the first partial Surrender (for this example we will say it is 6%).




   LBP = $9,000 (WP x greater of Payment Base or Contract Value on date of continuation)




   Death Benefit = $150,000 (Contract Value on date of continuation)




   Maximum Contract Value (LIB II Only) = $150,000 (greater of Contract Value or Payment Base on date of continuation)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                              111

-------------------------------------------------------------------------------

APPENDIX C -- THE HARTFORD'S LIFETIME INCOME BUILDER

OBJECTIVE

Protect your investment from poor market performance through potential annual Benefit Amount increases and provide income through predetermined periodic payments based either on a set schedule or your lifetime.

HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?

This rider (called the Unified Benefit Design in your Contract) provides a single Benefit Amount payable as two separate but bundled benefits which form the entire benefit. In other words, this rider is a guarantee of the Benefit Amount that you can access two ways:

- WITHDRAWAL BENEFIT allows (a) BENEFIT PAYMENTS: a series of withdrawals which may be paid annually until the Benefit Amount is reduced to zero or
    (b) LIFETIME BENEFIT PAYMENTS: a series of withdrawals which may be paid annually until the death of any Owner if the older Owner (or Annuitant if the Contract Owner is a trust) is age 60 or older. The Benefit Payments and Lifetime Benefit Payments may continue even if the Contract Value is reduced to zero; and/or



- GUARANTEED MINIMUM DEATH BENEFIT ("GMDB"). The GMDB is equal to the greater of the Benefit Amount or the Contract Value if the Contract Value is greater than zero. DEPLETING THE BENEFIT AMOUNT BY TAKING SURRENDERS WILL REDUCE OR ELIMINATE THE GUARANTEED MINIMUM DEATH BENEFIT. THIS GUARANTEED MINIMUM DEATH BENEFIT REPLACES THE STANDARD DEATH BENEFITS PROVIDED UNDER THIS CONTRACT.


WHEN CAN YOU BUY THIS RIDER?

Subject to State approval of The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder is closed to new investors. This rider may not be available in all states or through all Registered Representatives. We reserve the right to withdraw this rider at any time.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

If you elect this rider, you may not elect any rider other than MAV Plus (MAV only in applicable states).

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The fee for this rider is based on your then current Benefit Amount. This additional charge will automatically be deducted from your Contract Value on each Contract Anniversary. The charge is withdrawn from each Sub-Account and the Fixed Account in the same proportion that the value of the Sub-Account bears to the total Contract Value. The rider fee will not be taken from the DCA Plus account. The charge is deducted after all other financial transactions and any Benefit Amount increases are made. Once you elect this benefit, we will continue to deduct the charge until we begin to make Annuity Payouts. The rider charge may limit access to Fixed Accounts in certain states.

We reserve the right to increase the charge up to a maximum rate of 0.75% any time on or after your fifth Contract Anniversary or five years from the date from which we last notified you of a fee increase, whichever is later. If we increase this charge, you will receive advance notice of the increase and will be given the opportunity to suspend this and future charge increases. If you suspend any charge increase, you will no longer receive automatic Benefit Amount increases. If we do not receive notice from you to suspend the increase, we will automatically assume that automatic Benefit Amount increases will continue and the new charge will apply. Within 30 days prior to subsequent Contract Anniversaries, you may re-start automatic Benefit Amount increases at the charge in effect since your most recent notification. If you Surrender prior to a Contract Anniversary, a pro rata share of the charge will be assessed and will be equal to the charge multiplied by the Benefit Amount prior to the Surrender, multiplied by the number of days since the last charge was assessed, divided by 365.

DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?

The initial Benefit Amount equals your initial Premium Payment. The Benefit Amount will be adjusted in the future through your actions as well as ours. The Benefit Amount will be increased as a result of automatic Benefit Amount increases or subsequent Premium Payments; However, if Surrenders have been taken, your new Benefit Payment may not be greater than your Benefit Amount prior to the Surrender. The Benefit Amount will be decreased as a result of any Surrenders and potentially, any changes in ownership.



- Automatic Benefit Amount increases. We may increase the Benefit Amount on each Contract Anniversary (referred to as "automatic Benefit Amount increases"), depending on the investment performance of your Contract. To compute this percentage, we will divide your Contract Value on the then current Contract Anniversary by the Maximum Contract Value and then reduced by 1. In no event will this factor be less than 0% or greater than 10%. Automatic Benefit Amount increases will continue until the earlier of the Contract Anniversary immediately following the older Owner's or Annuitant's 75th birthday or the Annuity Commencement Date.

112                              HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

- Subsequent Premium Payments. When subsequent Premium Payments are received, the Benefit Amount will be increased by the dollar amount of the subsequent Premium Payment. However, if Surrenders have been taken your new Benefit Payment may not be greater than your Benefit Amount prior to the Surrender.

- Surrenders. When a Surrender is made, the Benefit Amount will be equal to the amount determined in either (A), (B) or (C) as follows:

    A. If total Surrenders since the most recent Contract Anniversary are equal to or less than the Benefit Payment, the Benefit Amount becomes the Benefit Amount immediately prior to the Surrender, less the amount of Surrender.

    B. If total Surrenders since the most recent Contract Anniversary exceed the Benefit Payment as a result of enrollment in our Automatic Income program to satisfy Required Minimum Distributions, the Benefit Amount becomes the Benefit Amount immediately prior to the Surrender, less the amount of Surrender.

    C. If total Surrenders since the most recent Contract Anniversary exceed the Benefit Payment and the Required Minimum Distribution exception in
        (B) does not apply, the Benefit Amount is re-calculated to the greater of zero or the lesser of (i) or (ii) as follows:

        (i)  the Contract Value immediately following the Surrender; or

        (ii) the Benefit Amount immediately prior to the Surrender, less the amount of Surrender.

- Benefit Amount limits. Your Benefit Amount can not be less than zero or more than $5 million. Any sums in excess of this ceiling will not be included for any benefits under this rider.

Since the Benefit Amount is a central source for both benefits under this rider, taking withdrawals will lessen or eliminate the Guaranteed Minimum Death Benefit. Refer to the Examples included in Appendix I for a more complete description of these effects.

IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

Yes. The following section describes both Benefit Payments and Lifetime Benefit Payments which together comprise the Withdrawal Benefit.

-   BENEFIT PAYMENTS

Under this option, Surrenders may be taken immediately as a Benefit Payment that is initially set equal to 5% annually of the initial Benefit Amount. The Benefit Payment is the amount guaranteed for withdrawal each Contract Year until the Benefit Amount is reduced to zero (even if the Contract Value is first reduced to zero). We support this guaranteed payment through our General Account which is subject to our claims paying ability and other liabilities as a company.

The Benefit Payment can be taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.

Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value. Each Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your Benefit Payment include any applicable Contingent Deferred Sales Charge.

Whenever a Surrender is taken during any Contract Year, the Benefit Payment will be adjusted to equal the amount in either (A), (B) or (C) as follows:

    A. If total Surrenders since the most recent Contract Anniversary are equal to or less than the Benefit Payment, the Benefit Payment until the next Contract Anniversary is equal to the lesser of the Benefit Payment immediately prior to the Surrender or the Benefit Amount immediately after the Surrender.

    B. If total Surrenders since the most recent Contract Anniversary exceed the Benefit Payment as a result of enrollment in our Automatic Income Program to satisfy Required Minimum Distributions, the provisions of (A) will apply.

    C. If total Surrenders since the most recent Contract Anniversary are more than the Benefit Payment and the Required Minimum Distribution exception in (B) does not apply, the Benefit Payment will be re-calculated to equal the Benefit Amount immediately following the Surrender multiplied by 5%.

If you choose an amount less than the Benefit Payment in any Contract Year, the remaining annual Benefit Payment cannot be carried forward to the next Contract Year. You may elect to take Benefit Payments at any time provided that the Benefit Amount is greater than zero.

If you make a subsequent Premium Payment, the Benefit Payment will be re-calculated to equal 5% of the Benefit Amount immediately after the subsequent Premium Payment is made.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                              113

-------------------------------------------------------------------------------

If there is an increase in the Benefit Amount due to an automatic Benefit Amount increase on any Contract Anniversary, we will automatically re-calculate the Benefit Payment to the greater of the Benefit Payment immediately prior to the increase or the Benefit Amount immediately after the increase multiplied by 5%. If you are enrolled in our Automatic Income Program you must request in writing to increase the amount being withdrawn.

If Surrenders are less than or equal to the Benefit Payment but result in the Contract Value remaining after such Surrender to be less than our minimum amount rules then in effect, we will not terminate the Contract under our minimum amount rules if the Benefit Amount is greater than zero. However, if the Benefit Amount is zero and the Contract Value remaining after any Surrender is also less than our minimum amount rules then in effect, we may terminate the Contract and pay you the Surrender Value.

-   LIFETIME BENEFIT PAYMENTS

Under this option, Surrenders may be taken as Lifetime Benefit Payments that are initially equal to 5% annually of the Benefit Amount on the Contract Anniversary immediately following the older Owner's 60th birthday or 5% of the initial Benefit Amount if the older Owner is 60 or older at the rider's effective date The Lifetime Benefit Payment is the amount guaranteed to be available for withdrawal each Contract Year until the first death of any Owner (even if the Contract Value is reduced to zero). We support this payment through our General Account which is subject to our claims paying ability and other liabilities as a company.

The Lifetime Benefit Payment can be taken on any payment schedule that you request.

Lifetime Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value. Each Lifetime Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your Lifetime Benefit Payment include any applicable Contingent Deferred Sales Charge.

Whenever a Surrender is taken after the Contract Anniversary immediately following the older Owner's 60th Birthday, the Lifetime Benefit Payment will be equal to the amount determined in either (A), (B) or (C) as follows:

    A. If total Surrenders since the most recent Contract Anniversary are equal to or less than the Lifetime Benefit Payment, the Lifetime Benefit Payment is equal to the Lifetime Benefit Payment immediately prior to the Surrender.

    B. If total Surrenders since the most recent Contract Anniversary exceed the Lifetime Benefit Payment as a result of enrollment in our Automatic Income program to satisfy Required Minimum Distributions, the provisions of (A) will apply.

    C. If total Surrenders since the most recent Contract Anniversary are more than the Lifetime Benefit Payment and the Required Minimum Distribution exception in (B) does not apply, the Lifetime Benefit Payments will be re-calculated to equal the Benefit Amount immediately following the partial Surrender multiplied by 5%.

If you choose an amount less than the Lifetime Benefit Payment in any Contract Year, the remaining annual Lifetime Benefit Payment cannot be carried forward to the next Contract Year.

Lifetime Benefit Payments will be available until the first death of any Owner. If the Contract Value is reduced to zero, Lifetime Benefit Payments will automatically continue under this Fixed Lifetime and Period Certain Annuity Payout.

If you make a subsequent Premium Payment after the Contract Anniversary immediately following the older Owner's 60th birthday, the Lifetime Benefit Payment will be re-calculated to equal 5% of the Benefit Amount after the subsequent Premium Payment is made.

If Surrenders are not taken prior to the Contract Anniversary immediately following the older Owner's 60th birthday, the Lifetime Benefit Payment will equal the Benefit Payment. If Surrenders are taken prior to the Contract Anniversary immediately following the older Owner's 60th birthday, the Lifetime Benefit Payment may be less than the Benefit Payment.

If there is an increase in the Benefit Amount due to an automatic Benefit Amount increase on any Contract Anniversary after the older Owner's 60th birthday, we will automatically re-calculate the Lifetime Benefit Payment to equal the greater of the Lifetime Benefit Payment immediately prior to the increase or the Benefit Amount immediately after the increase multiplied by 5%.

If a Surrender is less than or equal to the Lifetime Benefit Payment but results in the Contract Value remaining after such Surrender to be less than our minimum amount rules then in effect, we will not terminate the Contract under our minimum amount rules. However, if the Contract Value remaining after any Surrender is less than our minimum amount rules then in effect and the Benefit Amount and your Lifetime Benefit Payments have been reduced to zero, we may terminate the Contract and pay the Surrender Value.

IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

This rider includes a Guaranteed Minimum Death Benefit that replaces the Standard Death Benefit. The GMDB is equal to the greater of the Benefit Amount or the Contract Value IF the Contract Value is greater than zero.

114                              HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

The Death Benefit is payable at the first death of an Owner or Annuitant. We will pay to the Beneficiary the greater of the Benefit Amount or the Contract Value (as long as the Contract Value is greater than zero) as of the date due proof of death is received by us.

If the Contract Value is zero as of the date of due proof of death, there will be no Death Benefit. Otherwise, the Death Benefit will fluctuate based on the Benefit Amount as reduced by Surrenders, Withdrawal Benefits and expenses as discussed above.

DOES THIS RIDER REPLACE STANDARD DEATH BENEFITS?

Yes. This rider replaces the Standard Death Benefit. This rider can be elected along with MAV Plus.

CAN YOU REVOKE THIS RIDER?

No. However, a Company-sponsored exchange of this rider will not be considered to be a revocation or termination of this rider.



WHAT EFFECT DO FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS RIDER?


You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value at the time you request a Surrender with any applicable charges deducted and not the Benefit Amount, Lifetime Benefit Payment or the Benefit Payment amount you would have received under this rider.

If you still have a Benefit Amount or Lifetime Benefit Payment Amount after you Surrender all of your Contract Value (following the provisions or the rider) or your Contract Value is reduced to zero, we will issue a payout annuity. If the Owner is a natural person we will treat the Owners(s) as the Annuitant for purposes of this annuity. If there is more than one Annuitant, the annuity will be on a first-to-die basis (joint and 0% survivor annuity). You may elect to have the Benefit Amount or Lifetime Benefit Payment paid to you under either the Fixed Period Certain Annuity Payout or the Fixed Lifetime and Period Certain Annuity Payout Option. The election is irrevocable.

Subject to our approval, which approval may be withheld or delayed for any reason, you may elect to defer the Annuity Commencement Date until you are eligible for the Fixed Lifetime and Period Certain Annuity Payout.

If your Benefit Payment or your Lifetime Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

Any ownership change made prior to the first anniversary of the rider effective date will have no impact on the Benefit Amount, but the Lifetime Benefit Payment may change as long as the new Owner(s) and Annuitant are less than age 76 at the time of the change. The Lifetime Benefit Payment may change based on the age of the new owner.

An ownership change after the first Contract Anniversary that causes a re-calculation in the benefits as long as the older Owner after the change is less than age 76 at the time of the change will automatically result in either
(A) or (B):

    (A) If this rider is not currently available for sale, we will continue the existing rider for the GMDB only and the Withdrawal Benefit will terminate. This rider charge will then discontinue.

    (B) If this rider is currently available for sale, we will continue the existing rider with respect to all benefits at your current charge. The Benefit Amount will be re-calculated to the lesser of the Contract Value or the Benefit Amount on the date of the change. The Benefit Payment and Lifetime Benefit Payment will be re-calculated on the date of the change.

If the older Owner is age 76 or greater at the time of an ownership change, this rider will continue with respect to the GMDB only and the Withdrawal Benefit will terminate. The GMDB will be modified to equal Contract Value only and the Rider charge will discontinue.

CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT?

If the Owner dies and the Beneficiary is the deceased Owner's Spouse at the time of death, the Spouse may continue the Contract and we will adjust the Contract Value to the amount we would have paid as a Death Benefit payment (the greater of the Contract Value and the Benefit Amount). If the Spouse elects to continue the Contract and is less than age 76 at the time of the continuation, then either (A) or (B) will automatically apply:

    (A) If this rider is not currently available for sale, we will continue the existing The Hartford's Lifetime Income Builder for the GMDB only and the Withdrawal Benefit will terminate and the rider charge will discontinue.

    (B) If this rider is currently available for sale, we will continue the existing rider with respect to all benefits at the current charge. The Benefit Amount and Maximum Contract Value will be re-calculated to the Contract Value on the continuation date. The Benefit Payments and Lifetime Benefit Payments will be re-calculated on the continuation date.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                              115

-------------------------------------------------------------------------------

If the Spouse elects to continue the Contract and is age 76 or greater at the time of the continuation, this rider will continue with respect to the GMDB only and the Withdrawal Benefits will terminate. The GMDB will be modified to equal Contract Value only and the rider charge will discontinue. Spousal Contract Continuation will only apply one time for each Contract.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

If you annuitize your Contract, you may choose any of those Annuity Payout Options offered in the Contract. The amount used for calculating Annuity Payout Options will be the Contract Value. In other words, you will forfeit any difference between your Contract Value and Benefit Amount by voluntarily annuitizing before the maximum Annuity Commencement Date.

If the annuity reaches the maximum Annuity Commencement Date the Contract will automatically be annuitized unless we and the Owner(s) agree to extend the Annuity Commencement Date, which approval may be withheld or delayed for any reason. In this circumstance, the Contract may be annuitized under our standard annuitization rules or, alternatively, under The Hartford's Lifetime Income Builder rules applicable when the Contract Value equals zero.

-   FIXED PERIOD CERTAIN PAYOUT OPTION

If your Contract Value goes to zero, you are entitled to receive payments in a fixed dollar amount for a stated number of years. The actual number of years that payments will be made is determined by dividing the Benefit Amount by the Benefit Payment. The total amount payable under this Annuity Payout Option will equal the Benefit Amount. This annualized amount will be paid over the determined number of years. The frequency of payments you may elect will be among those offered by us at that time but will be no less frequently than annually. The amount payable in the final year of payments may be less than the prior year's annual amount payable so that the total amount of the payouts will be equal to the Benefit Amount. If, at the death of the any Annuitant, payments have been made for less than the stated number of years, the remaining scheduled payments will be made to the Beneficiary as scheduled payments in accordance with the Code and the Owner's last instructions on record.

-   FIXED LIFETIME AND PERIOD CERTAIN PAYOUT OPTION

If your Contract Value goes to zero and the Owner(s) are alive and age 60 or older, you are entitled to receive payments in a fixed dollar amount until the later of the death of any Annuitant or a minimum number of years. The minimum number of years that payments will be made is determined on the Annuity Calculation Date by dividing the Benefit Amount by the Lifetime Benefit Payment. The total minimum amount payable under this option will equal the Benefit Amount. This Lifetime Benefit Payment amount will be paid over the greater of the minimum number of years, or until the death of any Annuitant. The frequency of payments you may elect will be among those offered by us at that time but will be no less frequently than annually. If, at the death of any Annuitant, payments have been made for less than the minimum number of years, the remaining scheduled payments will be made to the Beneficiary as scheduled payments in accordance with the Code and the Owner's last instructions on record.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?



We reserve the right to limit the Sub-Accounts into which you may allocate your Contract Value on and after the ownership change effective date. We may prohibit investment in any Sub-Account, require you to allocate your Contract Value in one of a number of asset allocation models, investment programs or fund-of-funds Sub-Accounts. If you violate the restrictions, then this rider, its benefits and its charges will terminate.


ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

No.

CAN WE AGGREGATE CONTRACTS?

For purposes of determining the Benefit Amount under this rider, we reserve the right to treat one or more Contracts issued by us to you with any optional Withdrawal Benefit rider in the same calendar year as one Contract. Accordingly, if we elect to aggregate Contracts, we will change the period over which we measure withdrawals against the Benefit Payment.

OTHER INFORMATION

For examples of how this rider works, see "Appendix I."

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- This rider is no longer actively marketed and is not available in any State where The Hartford's Lifetime Income Builder II is approved for sale.

- The benefits under this rider cannot be directly or indirectly assigned, pledged, collateralized or securitized in any way. Any such actions will invalidate this rider.

116                              HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

- Because these benefits are bundled and interdependent upon one another, there is a risk that you may ultimately pay for benefits that you may never get to use. For instance, if you deplete your Benefit Amount through Surrenders, whether voluntarily or as a result of Required Minimum Distributions, you will reduce your Death Benefit. If your Contract Value is zero as of the date of due proof of death, there will be no Death Benefit. This may be of special concern to seniors.

- Inasmuch as Withdrawal Benefits may reduce or eliminate the GMDB, electing this rider as part of an investment program involving a qualified plan may not make sense unless, for instance, other features of this Contract such as Withdrawal Benefits and access to underlying Funds, outweigh the absence of additional tax advantages from a variable annuity.

- Annuitizing your Contract, whether voluntarily or not, will impact these benefits. First, annuitization shall eliminate the Guaranteed Minimum Death Benefit. Second, annuitization will terminate any Withdrawal Benefits which will be converted into annuity payments according to the annuitization option chosen. Accordingly, Lifetime Benefit Payments could be replaced by another "lifetime" payout option and will not be subject to automatic Benefit Amount increases.



- Even though this rider is designed to provide "living benefits," you should not assume that you will necessarily receive "payments for life" if you have violated any of the terms of this rider.


- Purchasing this rider is a one time only event and cannot be undone later. If you elect this rider you will not be able to elect Standard Death Benefits or optional riders other than MAV Plus.

- Any additional contributions made to your Contract after withdrawals have begun will cause the Benefit Amount to be recalculated. If an additional contribution is made, the Benefit Amount will be recalculated to equal the remaining Benefit Amount plus the additional contribution, which could be more or less than the original Benefit Amount and could change the amount of your Benefit Payments or Lifetime Benefit Payments, as the case may be.

- Spouses who are not a joint Owner or Beneficiary may find continuation of this rider to be unavailable or unattractive after the death of the Owner-Spouse. Continuation of the options available in this rider is dependent upon its availability at the time of death of the first Owner-Spouse and will be subject to then prevailing charges.

-   Certain ownership changes may result in a reduction of benefits.

- Annuitizing your Contract instead of receiving Benefit Payments or Lifetime Benefit Payments will forfeit any increases in your Benefit Amount over your Contract Value. Voluntary or involuntary annuitization will terminate Lifetime Benefit Payments. Annuity Payout Options available subsequent to the Annuity Commencement Date may not necessarily provide a stream of income for your lifetime and may be less than Lifetime Benefit Payments.

- Finally, we may increase the charge for this rider on or after the fifth Contract Anniversary or five years since your last increase notification, whichever is later.

- There are no assurances made or implied that automatic Benefit Amount increases will occur and if occurring, will be predictable.

- The fee for this rider may increase if and when automatic Benefit Amount increases take place. There are no assurances as to the fee we will be charging at the time of each step-up.

To obtain a Statement of Additional Information, please complete the form below and mail to:

     Hartford Life and Annuity Insurance Company
     Attn: Investment Product Services
     P.O. Box 5085
     Hartford, Connecticut 06102-5085



Please send a Statement of Additional Information for Series V of Hartford Select Leaders variable annuity to me at the following address:


--------------------------------------------------------------------------------
                                      Name
--------------------------------------------------------------------------------
                                    Address
--------------------------------------------------------------------------------
  City/State                                                         Zip Code

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                             SEPARATE ACCOUNT SEVEN



                      SERIES V OF HARTFORD SELECT LEADERS


This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Hartford Life and Annuity Insurance Company, Attn: Investment Product Services, P.O. Box 5085, Hartford, CT 06102-5085.



Date of Prospectus: August 14, 2006




Date of Statement of Additional Information: August 14, 2006


TABLE OF CONTENTS

GENERAL INFORMATION                                                            2
        Safekeeping of Assets                                                  2
        Experts                                                                2
        Non-Participating                                                      2
        Misstatement of Age or Sex                                             2
        Principal Underwriter                                                  2
PERFORMANCE RELATED INFORMATION                                                2
        Total Return for all Sub-Accounts                                      2
        Yield for Sub-Accounts                                                 3
        Money Market Sub-Accounts                                              3
        Additional Materials                                                   3
        Performance Comparisons                                                3
ACCUMULATION UNIT VALUES                                                       4
FINANCIAL STATEMENTS                                                        SA-1

2                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

We hold title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from our general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS



The statutory basis balance sheets of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2005 and 2004, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2005 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated March 24, 2006 and the statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account Seven (the "Account") as of December 31, 2005, and the related statements of operations and of changes in net assets and the financial highlights for the respective stated periods then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 22, 2006, which reports are both included in this Statement of Additional Information and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

The Contracts, which are offered continuously, are distributed by Hartford Securities Distribution Company, Inc. ("HSD"). HSD serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and we are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.



We currently pay HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2005: $354,296,774; 2004: $353,383,271; and 2003: $357,467,609.


PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS



When a Sub-Account advertises its standardized total return, it will usually be calculated from the later of the date of the inception of the Sub-Account or Separate Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, we use a hypothetical initial premium payment of $1,000.00 and deduct for the Total Annual Fund Operating Expenses, any Sales Charge, Separate Account Annual Expenses without any optional charge deductions and the Annual Maintenance Fee.


The formula we use to calculate standardized total return is P(1+T) TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                3

-------------------------------------------------------------------------------



In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund or for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the sales charge, if applicable, and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.


YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.

The formula we use to calculate yield is: YIELD = 2[(a - b/cd +1) TO THE POWER OF 6 - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. We take a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. We then subtract an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, we then multiply it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation we use is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

4                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows all possible Accumulation Unit Values corresponding to all combinations of optional benefits. A table showing only the highest and lowest possible Accumulation Unit Values is shown in the prospectus, which assumes you select either no optional benefits or all optional benefits.



There is no information for American Funds Global Growth and Income Fund, Morgan Stanley -- Capital Opportunities, Morgan Stanley -- Developing Growth, Morgan Stanley -- Dividend Growth, Morgan Stanley -- Flexible Income, Morgan Stanley -- Focus Growth, Morgan Stanley -- Global Equity, Van Kampen LIT Comstock, Van Kampen LIT Growth and Income, Van Kampen -- UIF International Growth Equity or Van Kampen -- UIF U.S. Mid Cap Value Sub-Accounts because as of December 31, 2005, the Sub-Accounts had not commenced operations.




                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2005
--------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $1.247  (a)
      Accumulation Unit Value at end of period                       $1.357
      Number of Accumulation Units outstanding at end of              4,992
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $1.237  (a)
      Accumulation Unit Value at end of period                       $1.344
      Number of Accumulation Units outstanding at end of              1,662
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                 $1.232  (a)
      Accumulation Unit Value at end of period                       $1.338
      Number of Accumulation Units outstanding at end of             11,385
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $1.223  (a)
      Accumulation Unit Value at end of period                       $1.327
      Number of Accumulation Units outstanding at end of             14,110
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $1.223  (a)
      Accumulation Unit Value at end of period                       $1.327
      Number of Accumulation Units outstanding at end of             14,110
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $1.212  (a)
      Accumulation Unit Value at end of period                       $1.312
      Number of Accumulation Units outstanding at end of             10,129
      period (in thousands)
AIM V.I. CAPITAL APPRECIATION FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $1.175  (a)
      Accumulation Unit Value at end of period                       $1.353
      Number of Accumulation Units outstanding at end of                789
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $1.165  (a)
      Accumulation Unit Value at end of period                       $1.341
      Number of Accumulation Units outstanding at end of                402
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                 $1.161  (a)
      Accumulation Unit Value at end of period                       $1.335
      Number of Accumulation Units outstanding at end of              2,155
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $1.153  (a)
      Accumulation Unit Value at end of period                       $1.323
      Number of Accumulation Units outstanding at end of              2,645
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $1.153  (a)
      Accumulation Unit Value at end of period                       $1.323
      Number of Accumulation Units outstanding at end of              2,645
      period (in thousands)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                5

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2005
--------------------------------------------------------------------------------
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $1.142  (a)
      Accumulation Unit Value at end of period                       $1.308
      Number of Accumulation Units outstanding at end of              1,710
      period (in thousands)
AIM V.I. CORE EQUITY FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $9.632  (a)
      Accumulation Unit Value at end of period                      $10.303
      Number of Accumulation Units outstanding at end of                 10
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $9.628  (a)
      Accumulation Unit Value at end of period                      $10.286
      Number of Accumulation Units outstanding at end of                  1
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                 $9.627  (a)
      Accumulation Unit Value at end of period                      $10.277
      Number of Accumulation Units outstanding at end of                  5
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $9.623  (a)
      Accumulation Unit Value at end of period                      $10.260
      Number of Accumulation Units outstanding at end of                 35
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $9.623  (a)
      Accumulation Unit Value at end of period                      $10.260
      Number of Accumulation Units outstanding at end of                 35
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $9.618  (a)
      Accumulation Unit Value at end of period                      $10.234
      Number of Accumulation Units outstanding at end of                  4
      period (in thousands)
AIM V.I. DEMOGRAPHIC TRENDS FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $1.154  (a)
      Accumulation Unit Value at end of period                       $1.310
      Number of Accumulation Units outstanding at end of                626
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $1.145  (a)
      Accumulation Unit Value at end of period                       $1.298
      Number of Accumulation Units outstanding at end of                110
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                 $1.141  (a)
      Accumulation Unit Value at end of period                       $1.292
      Number of Accumulation Units outstanding at end of              1,470
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $1.132  (a)
      Accumulation Unit Value at end of period                       $1.281
      Number of Accumulation Units outstanding at end of              1,420
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $1.132  (a)
      Accumulation Unit Value at end of period                       $1.281
      Number of Accumulation Units outstanding at end of              1,420
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $1.122  (a)
      Accumulation Unit Value at end of period                       $1.266
      Number of Accumulation Units outstanding at end of              1,401
      period (in thousands)

6                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2005
--------------------------------------------------------------------------------
AIM V.I. GOVERNMENT SECURITIES FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $1.092  (a)
      Accumulation Unit Value at end of period                       $1.095
      Number of Accumulation Units outstanding at end of             23,647
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $1.084  (a)
      Accumulation Unit Value at end of period                       $1.085
      Number of Accumulation Units outstanding at end of              7,203
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                 $1.080  (a)
      Accumulation Unit Value at end of period                       $1.080
      Number of Accumulation Units outstanding at end of             26,304
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $1.072  (a)
      Accumulation Unit Value at end of period                       $1.071
      Number of Accumulation Units outstanding at end of             48,350
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $1.072  (a)
      Accumulation Unit Value at end of period                       $1.071
      Number of Accumulation Units outstanding at end of             48,350
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $1.062  (a)
      Accumulation Unit Value at end of period                       $1.059
      Number of Accumulation Units outstanding at end of             37,527
      period (in thousands)
AIM V.I. INTERNATIONAL GROWTH FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $1.397  (a)
      Accumulation Unit Value at end of period                       $1.662
      Number of Accumulation Units outstanding at end of              1,186
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $1.386  (a)
      Accumulation Unit Value at end of period                       $1.646
      Number of Accumulation Units outstanding at end of                396
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                 $1.381  (a)
      Accumulation Unit Value at end of period                       $1.639
      Number of Accumulation Units outstanding at end of              2,228
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $1.371  (a)
      Accumulation Unit Value at end of period                       $1.625
      Number of Accumulation Units outstanding at end of              3,816
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $1.371  (a)
      Accumulation Unit Value at end of period                       $1.625
      Number of Accumulation Units outstanding at end of              3,816
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $1.358  (a)
      Accumulation Unit Value at end of period                       $1.607
      Number of Accumulation Units outstanding at end of              2,195
      period (in thousands)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                7

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2005
--------------------------------------------------------------------------------
AIM V.I. LARGE CAP GROWTH FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $9.456  (a)
      Accumulation Unit Value at end of period                      $10.764
      Number of Accumulation Units outstanding at end of                  2
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $9.453  (a)
      Accumulation Unit Value at end of period                      $10.746
      Number of Accumulation Units outstanding at end of                  2
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                 $9.451  (a)
      Accumulation Unit Value at end of period                      $10.737
      Number of Accumulation Units outstanding at end of                  2
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $9.448  (a)
      Accumulation Unit Value at end of period                      $10.719
      Number of Accumulation Units outstanding at end of                 38
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $9.448  (a)
      Accumulation Unit Value at end of period                      $10.719
      Number of Accumulation Units outstanding at end of                 38
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $9.443  (a)
      Accumulation Unit Value at end of period                      $10.692
      Number of Accumulation Units outstanding at end of                  7
      period (in thousands)
AIM V.I. MID CAP CORE EQUITY FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $1.395  (a)
      Accumulation Unit Value at end of period                       $1.515
      Number of Accumulation Units outstanding at end of              6,356
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $1.383  (a)
      Accumulation Unit Value at end of period                       $1.501
      Number of Accumulation Units outstanding at end of              2,995
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                 $1.378  (a)
      Accumulation Unit Value at end of period                       $1.495
      Number of Accumulation Units outstanding at end of             14,960
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $1.369  (a)
      Accumulation Unit Value at end of period                       $1.482
      Number of Accumulation Units outstanding at end of             15,511
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $1.369  (a)
      Accumulation Unit Value at end of period                       $1.482
      Number of Accumulation Units outstanding at end of             15,511
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $1.356  (a)
      Accumulation Unit Value at end of period                       $1.465
      Number of Accumulation Units outstanding at end of             11,800
      period (in thousands)

8                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2005
--------------------------------------------------------------------------------
AIM V.I. SMALL CAP EQUITY FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $10.812  (a)
      Accumulation Unit Value at end of period                      $12.423
      Number of Accumulation Units outstanding at end of                102
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $10.779  (a)
      Accumulation Unit Value at end of period                      $12.368
      Number of Accumulation Units outstanding at end of                 22
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                $10.762  (a)
      Accumulation Unit Value at end of period                      $12.341
      Number of Accumulation Units outstanding at end of                123
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $10.729  (a)
      Accumulation Unit Value at end of period                      $12.287
      Number of Accumulation Units outstanding at end of                313
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $10.729  (a)
      Accumulation Unit Value at end of period                      $12.287
      Number of Accumulation Units outstanding at end of                313
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $10.679  (a)
      Accumulation Unit Value at end of period                      $12.205
      Number of Accumulation Units outstanding at end of                235
      period (in thousands)
AMERICAN FUNDS ASSET ALLOCATION FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $11.768  (a)
      Accumulation Unit Value at end of period                      $12.913
      Number of Accumulation Units outstanding at end of              5,027
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $10.751  (a)
      Accumulation Unit Value at end of period                      $11.781
      Number of Accumulation Units outstanding at end of              2,891
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                $10.689  (a)
      Accumulation Unit Value at end of period                      $11.705
      Number of Accumulation Units outstanding at end of             11,476
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $10.853  (a)
      Accumulation Unit Value at end of period                      $11.869
      Number of Accumulation Units outstanding at end of              8,375
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $10.853  (a)
      Accumulation Unit Value at end of period                      $11.869
      Number of Accumulation Units outstanding at end of              8,375
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $10.466  (a)
      Accumulation Unit Value at end of period                      $11.424
      Number of Accumulation Units outstanding at end of              4,926
      period (in thousands)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                9

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2005
--------------------------------------------------------------------------------
AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $0.956  (a)
      Accumulation Unit Value at end of period                       $1.055
      Number of Accumulation Units outstanding at end of             39,979
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $0.948  (a)
      Accumulation Unit Value at end of period                       $1.045
      Number of Accumulation Units outstanding at end of             17,788
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                 $0.944  (a)
      Accumulation Unit Value at end of period                       $1.040
      Number of Accumulation Units outstanding at end of             76,680
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $0.937  (a)
      Accumulation Unit Value at end of period                       $1.031
      Number of Accumulation Units outstanding at end of             66,704
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $0.937  (a)
      Accumulation Unit Value at end of period                       $1.031
      Number of Accumulation Units outstanding at end of             66,704
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $0.927  (a)
      Accumulation Unit Value at end of period                       $1.018
      Number of Accumulation Units outstanding at end of             39,846
      period (in thousands)
AMERICAN FUNDS BOND FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $13.310  (a)
      Accumulation Unit Value at end of period                      $13.530
      Number of Accumulation Units outstanding at end of              2,438
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $12.972  (a)
      Accumulation Unit Value at end of period                      $13.169
      Number of Accumulation Units outstanding at end of              1,340
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                $12.897  (a)
      Accumulation Unit Value at end of period                      $13.084
      Number of Accumulation Units outstanding at end of              6,387
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $12.356  (a)
      Accumulation Unit Value at end of period                      $12.518
      Number of Accumulation Units outstanding at end of              4,944
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $12.356  (a)
      Accumulation Unit Value at end of period                      $12.518
      Number of Accumulation Units outstanding at end of              4,944
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $12.629  (a)
      Accumulation Unit Value at end of period                      $12.769
      Number of Accumulation Units outstanding at end of              3,197
      period (in thousands)

10                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2005
--------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $11.285  (a)
      Accumulation Unit Value at end of period                      $13.227
      Number of Accumulation Units outstanding at end of              1,643
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $11.314  (a)
      Accumulation Unit Value at end of period                      $13.243
      Number of Accumulation Units outstanding at end of                869
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                $11.248  (a)
      Accumulation Unit Value at end of period                      $13.157
      Number of Accumulation Units outstanding at end of              3,266
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $8.698  (a)
      Accumulation Unit Value at end of period                      $10.161
      Number of Accumulation Units outstanding at end of              3,763
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $8.698  (a)
      Accumulation Unit Value at end of period                      $10.161
      Number of Accumulation Units outstanding at end of              3,763
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $11.014  (a)
      Accumulation Unit Value at end of period                      $12.841
      Number of Accumulation Units outstanding at end of              1,321
      period (in thousands)
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $13.174  (a)
      Accumulation Unit Value at end of period                      $16.308
      Number of Accumulation Units outstanding at end of                858
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $13.907  (a)
      Accumulation Unit Value at end of period                      $17.193
      Number of Accumulation Units outstanding at end of                397
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                $13.826  (a)
      Accumulation Unit Value at end of period                      $17.081
      Number of Accumulation Units outstanding at end of              1,535
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $10.171  (a)
      Accumulation Unit Value at end of period                      $12.549
      Number of Accumulation Units outstanding at end of              2,605
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $10.171  (a)
      Accumulation Unit Value at end of period                      $12.549
      Number of Accumulation Units outstanding at end of              2,605
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $13.538  (a)
      Accumulation Unit Value at end of period                      $16.671
      Number of Accumulation Units outstanding at end of              1,308
      period (in thousands)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               11

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2005
--------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $11.567  (a)
      Accumulation Unit Value at end of period                      $13.753
      Number of Accumulation Units outstanding at end of              8,675
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $11.088  (a)
      Accumulation Unit Value at end of period                      $13.165
      Number of Accumulation Units outstanding at end of              4,837
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                $11.023  (a)
      Accumulation Unit Value at end of period                      $13.080
      Number of Accumulation Units outstanding at end of             19,458
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $7.637  (a)
      Accumulation Unit Value at end of period                       $9.050
      Number of Accumulation Units outstanding at end of             28,889
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $7.637  (a)
      Accumulation Unit Value at end of period                       $9.050
      Number of Accumulation Units outstanding at end of             28,889
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $10.794  (a)
      Accumulation Unit Value at end of period                      $12.765
      Number of Accumulation Units outstanding at end of             13,600
      period (in thousands)
AMERICAN FUNDS GROWTH-INCOME FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $12.649  (a)
      Accumulation Unit Value at end of period                      $13.806
      Number of Accumulation Units outstanding at end of              9,763
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $11.204  (a)
      Accumulation Unit Value at end of period                      $12.213
      Number of Accumulation Units outstanding at end of              6,116
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                $11.139  (a)
      Accumulation Unit Value at end of period                      $12.134
      Number of Accumulation Units outstanding at end of             20,433
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $11.216  (a)
      Accumulation Unit Value at end of period                      $12.201
      Number of Accumulation Units outstanding at end of             21,755
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $11.216  (a)
      Accumulation Unit Value at end of period                      $12.201
      Number of Accumulation Units outstanding at end of             21,755
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $10.908  (a)
      Accumulation Unit Value at end of period                      $11.842
      Number of Accumulation Units outstanding at end of             15,290
      period (in thousands)

12                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2005
--------------------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $10.766  (a)
      Accumulation Unit Value at end of period                      $13.275
      Number of Accumulation Units outstanding at end of              2,813
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $11.270  (a)
      Accumulation Unit Value at end of period                      $13.878
      Number of Accumulation Units outstanding at end of              1,359
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                $11.204  (a)
      Accumulation Unit Value at end of period                      $13.788
      Number of Accumulation Units outstanding at end of              4,144
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $8.510  (a)
      Accumulation Unit Value at end of period                      $10.458
      Number of Accumulation Units outstanding at end of              6,479
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $8.510  (a)
      Accumulation Unit Value at end of period                      $10.458
      Number of Accumulation Units outstanding at end of              6,479
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $10.971  (a)
      Accumulation Unit Value at end of period                      $13.457
      Number of Accumulation Units outstanding at end of              3,129
      period (in thousands)
AMERICAN FUNDS NEW WORLD FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $14.766  (a)
      Accumulation Unit Value at end of period                      $17.823
      Number of Accumulation Units outstanding at end of                563
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $13.871  (a)
      Accumulation Unit Value at end of period                      $16.720
      Number of Accumulation Units outstanding at end of                280
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                $13.790  (a)
      Accumulation Unit Value at end of period                      $16.611
      Number of Accumulation Units outstanding at end of              1,047
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $12.947  (a)
      Accumulation Unit Value at end of period                      $15.575
      Number of Accumulation Units outstanding at end of              1,135
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $12.947  (a)
      Accumulation Unit Value at end of period                      $15.575
      Number of Accumulation Units outstanding at end of              1,135
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $13.503  (a)
      Accumulation Unit Value at end of period                      $16.212
      Number of Accumulation Units outstanding at end of                604
      period (in thousands)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               13

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2005
--------------------------------------------------------------------------------
FRANKLIN FLEX CAP GROWTH SECURITIES FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $9.408  (a)
      Accumulation Unit Value at end of period                      $10.480
      Number of Accumulation Units outstanding at end of                108
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $9.405  (a)
      Accumulation Unit Value at end of period                      $10.463
      Number of Accumulation Units outstanding at end of                 34
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                 $9.404  (a)
      Accumulation Unit Value at end of period                      $10.454
      Number of Accumulation Units outstanding at end of                 19
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $9.400  (a)
      Accumulation Unit Value at end of period                      $10.437
      Number of Accumulation Units outstanding at end of                204
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $9.400  (a)
      Accumulation Unit Value at end of period                      $10.437
      Number of Accumulation Units outstanding at end of                204
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $9.396  (a)
      Accumulation Unit Value at end of period                      $10.411
      Number of Accumulation Units outstanding at end of                 32
      period (in thousands)
FRANKLIN INCOME SECURITIES FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $13.057  (a)
      Accumulation Unit Value at end of period                      $13.537
      Number of Accumulation Units outstanding at end of              5,384
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $12.973  (a)
      Accumulation Unit Value at end of period                      $13.431
      Number of Accumulation Units outstanding at end of              1,431
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                $12.934  (a)
      Accumulation Unit Value at end of period                      $13.382
      Number of Accumulation Units outstanding at end of              6,192
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $12.856  (a)
      Accumulation Unit Value at end of period                      $13.284
      Number of Accumulation Units outstanding at end of             10,487
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $12.856  (a)
      Accumulation Unit Value at end of period                      $13.284
      Number of Accumulation Units outstanding at end of             10,487
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $12.746  (a)
      Accumulation Unit Value at end of period                      $13.144
      Number of Accumulation Units outstanding at end of              6,083
      period (in thousands)

14                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2005
--------------------------------------------------------------------------------
FRANKLIN LARGE CAP GROWTH SECURITIES FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $10.613  (a)
      Accumulation Unit Value at end of period                      $11.029
      Number of Accumulation Units outstanding at end of                928
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $10.544  (a)
      Accumulation Unit Value at end of period                      $10.942
      Number of Accumulation Units outstanding at end of                224
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                $10.512  (a)
      Accumulation Unit Value at end of period                      $10.902
      Number of Accumulation Units outstanding at end of                878
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $10.449  (a)
      Accumulation Unit Value at end of period                      $10.823
      Number of Accumulation Units outstanding at end of              1,951
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $10.449  (a)
      Accumulation Unit Value at end of period                      $10.823
      Number of Accumulation Units outstanding at end of              1,951
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $10.359  (a)
      Accumulation Unit Value at end of period                      $10.708
      Number of Accumulation Units outstanding at end of              1,481
      period (in thousands)
FRANKLIN LARGE CAP VALUE SECURITIES FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $9.708  (a)
      Accumulation Unit Value at end of period                      $10.315
      Number of Accumulation Units outstanding at end of                 58
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $9.704  (a)
      Accumulation Unit Value at end of period                      $10.297
      Number of Accumulation Units outstanding at end of                 22
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                 $9.703  (a)
      Accumulation Unit Value at end of period                      $10.289
      Number of Accumulation Units outstanding at end of                 35
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $9.699  (a)
      Accumulation Unit Value at end of period                      $10.272
      Number of Accumulation Units outstanding at end of                 88
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $9.699  (a)
      Accumulation Unit Value at end of period                      $10.272
      Number of Accumulation Units outstanding at end of                 88
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $9.695  (a)
      Accumulation Unit Value at end of period                      $10.246
      Number of Accumulation Units outstanding at end of                 11
      period (in thousands)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               15

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2005
--------------------------------------------------------------------------------
FRANKLIN RISING DIVIDENDS SECURITIES FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $12.810  (a)
      Accumulation Unit Value at end of period                      $13.525
      Number of Accumulation Units outstanding at end of              2,468
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $12.759  (a)
      Accumulation Unit Value at end of period                      $13.453
      Number of Accumulation Units outstanding at end of                548
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                $12.734  (a)
      Accumulation Unit Value at end of period                      $13.417
      Number of Accumulation Units outstanding at end of              2,205
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $12.683  (a)
      Accumulation Unit Value at end of period                      $13.345
      Number of Accumulation Units outstanding at end of              4,897
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $12.683  (a)
      Accumulation Unit Value at end of period                      $13.345
      Number of Accumulation Units outstanding at end of              4,897
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $12.607  (a)
      Accumulation Unit Value at end of period                      $13.239
      Number of Accumulation Units outstanding at end of              2,842
      period (in thousands)
FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $10.504  (a)
      Accumulation Unit Value at end of period                      $12.070
      Number of Accumulation Units outstanding at end of                688
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $10.915  (a)
      Accumulation Unit Value at end of period                      $12.526
      Number of Accumulation Units outstanding at end of                557
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                $10.852  (a)
      Accumulation Unit Value at end of period                      $12.445
      Number of Accumulation Units outstanding at end of              1,963
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $6.257  (a)
      Accumulation Unit Value at end of period                       $7.166
      Number of Accumulation Units outstanding at end of              2,674
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $6.257  (a)
      Accumulation Unit Value at end of period                       $7.166
      Number of Accumulation Units outstanding at end of              2,674
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $10.626  (a)
      Accumulation Unit Value at end of period                      $12.145
      Number of Accumulation Units outstanding at end of                979
      period (in thousands)

16                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2005
--------------------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME SECURITIES FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $14.583  (a)
      Accumulation Unit Value at end of period                      $14.910
      Number of Accumulation Units outstanding at end of              1,394
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $14.110  (a)
      Accumulation Unit Value at end of period                      $14.407
      Number of Accumulation Units outstanding at end of                585
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                $14.027  (a)
      Accumulation Unit Value at end of period                      $14.314
      Number of Accumulation Units outstanding at end of              2,394
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $13.395  (a)
      Accumulation Unit Value at end of period                      $13.650
      Number of Accumulation Units outstanding at end of              2,536
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $13.395  (a)
      Accumulation Unit Value at end of period                      $13.650
      Number of Accumulation Units outstanding at end of              2,536
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $13.736  (a)
      Accumulation Unit Value at end of period                      $13.970
      Number of Accumulation Units outstanding at end of              1,845
      period (in thousands)
HARTFORD MONEY MARKET HLS FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $1.080  (a)
      Accumulation Unit Value at end of period                       $1.093
      Number of Accumulation Units outstanding at end of              6,654
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $1.073  (a)
      Accumulation Unit Value at end of period                       $1.084
      Number of Accumulation Units outstanding at end of              4,007
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                 $1.067  (a)
      Accumulation Unit Value at end of period                       $1.077
      Number of Accumulation Units outstanding at end of             26,062
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $1.007  (a)
      Accumulation Unit Value at end of period                       $1.016
      Number of Accumulation Units outstanding at end of             16,896
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $1.007  (a)
      Accumulation Unit Value at end of period                       $1.016
      Number of Accumulation Units outstanding at end of             16,896
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $1.045  (a)
      Accumulation Unit Value at end of period                       $1.052
      Number of Accumulation Units outstanding at end of             11,174
      period (in thousands)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               17

-------------------------------------------------------------------------------

                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                                    2005
--------------------------------------------------------------------------------
MFS (R) HIGH INCOME SERIES
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of                  $11.734  (a)
      period
      Accumulation Unit Value at end of period                 $12.198
      Number of Accumulation Units outstanding at                  473
      end of period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of                  $11.330  (a)
      period
      Accumulation Unit Value at end of period                 $11.762
      Number of Accumulation Units outstanding at                  301
      end of period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of                  $11.265  (a)
      period
      Accumulation Unit Value at end of period                 $11.686
      Number of Accumulation Units outstanding at                1,602
      end of period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of                  $11.314  (a)
      period
      Accumulation Unit Value at end of period                 $11.722
      Number of Accumulation Units outstanding at                  910
      end of period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of                  $11.314  (a)
      period
      Accumulation Unit Value at end of period                 $11.722
      Number of Accumulation Units outstanding at                  910
      end of period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of                  $11.030  (a)
      period
      Accumulation Unit Value at end of period                 $11.405
      Number of Accumulation Units outstanding at                  569
      end of period (in thousands)
MFS (R) MID CAP GROWTH SERIES
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of                   $5.306  (a)
      period
      Accumulation Unit Value at end of period                  $6.055
      Number of Accumulation Units outstanding at                  746
      end of period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of                   $5.246  (a)
      period
      Accumulation Unit Value at end of period                  $5.978
      Number of Accumulation Units outstanding at                  431
      end of period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of                   $5.221  (a)
      period
      Accumulation Unit Value at end of period                  $5.946
      Number of Accumulation Units outstanding at                2,125
      end of period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of                   $5.594  (a)
      period
      Accumulation Unit Value at end of period                  $6.362
      Number of Accumulation Units outstanding at                1,384
      end of period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of                   $5.594  (a)
      period
      Accumulation Unit Value at end of period                  $6.362
      Number of Accumulation Units outstanding at                1,384
      end of period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S
   PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of                   $5.120  (a)
      period
      Accumulation Unit Value at end of period                  $5.811
      Number of Accumulation Units outstanding at                1,061
      end of period (in thousands)

18                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2005
--------------------------------------------------------------------------------
MFS (R) NEW DISCOVERY SERIES
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $11.343  (a)
      Accumulation Unit Value at end of period                      $13.638
      Number of Accumulation Units outstanding at end of                759
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $10.371  (a)
      Accumulation Unit Value at end of period                      $12.453
      Number of Accumulation Units outstanding at end of                329
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                $10.310  (a)
      Accumulation Unit Value at end of period                      $12.372
      Number of Accumulation Units outstanding at end of              1,342
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $6.779  (a)
      Accumulation Unit Value at end of period                       $8.124
      Number of Accumulation Units outstanding at end of              2,619
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $6.779  (a)
      Accumulation Unit Value at end of period                       $8.124
      Number of Accumulation Units outstanding at end of              2,619
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $10.096  (a)
      Accumulation Unit Value at end of period                      $12.074
      Number of Accumulation Units outstanding at end of              1,323
      period (in thousands)
MFS (R) RESEARCH BOND SERIES
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $9.983  (a)
      Accumulation Unit Value at end of period                      $10.040
      Number of Accumulation Units outstanding at end of                 62
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $9.980  (a)
      Accumulation Unit Value at end of period                      $10.024
      Number of Accumulation Units outstanding at end of                 11
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                 $9.978  (a)
      Accumulation Unit Value at end of period                      $10.016
      Number of Accumulation Units outstanding at end of                 38
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $9.975  (a)
      Accumulation Unit Value at end of period                      $10.000
      Number of Accumulation Units outstanding at end of                 83
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $9.975  (a)
      Accumulation Unit Value at end of period                      $10.000
      Number of Accumulation Units outstanding at end of                 83
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $9.971  (a)
      Accumulation Unit Value at end of period                       $9.975
      Number of Accumulation Units outstanding at end of                  9
      period (in thousands)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               19

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2005
--------------------------------------------------------------------------------
MFS (R) RESEARCH INTERNATIONAL SERIES
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $10.019  (a)
      Accumulation Unit Value at end of period                      $11.985
      Number of Accumulation Units outstanding at end of                 25
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $10.019  (a)
      Accumulation Unit Value at end of period                      $11.969
      Number of Accumulation Units outstanding at end of                  5
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                $10.019  (a)
      Accumulation Unit Value at end of period                      $11.961
      Number of Accumulation Units outstanding at end of                 20
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $10.018  (a)
      Accumulation Unit Value at end of period                      $11.945
      Number of Accumulation Units outstanding at end of                 83
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $10.018  (a)
      Accumulation Unit Value at end of period                      $11.945
      Number of Accumulation Units outstanding at end of                 83
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $10.018  (a)
      Accumulation Unit Value at end of period                      $11.921
      Number of Accumulation Units outstanding at end of                 22
      period (in thousands)
MFS (R) RESEARCH SERIES
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                 $9.472  (a)
      Accumulation Unit Value at end of period                      $10.617
      Number of Accumulation Units outstanding at end of                 48
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $9.469  (a)
      Accumulation Unit Value at end of period                      $10.599
      Number of Accumulation Units outstanding at end of                 --
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                 $9.468  (a)
      Accumulation Unit Value at end of period                      $10.590
      Number of Accumulation Units outstanding at end of                 21
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $9.464  (a)
      Accumulation Unit Value at end of period                      $10.573
      Number of Accumulation Units outstanding at end of                 33
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $9.464  (a)
      Accumulation Unit Value at end of period                      $10.573
      Number of Accumulation Units outstanding at end of                 33
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $9.459  (a)
      Accumulation Unit Value at end of period                      $10.546
      Number of Accumulation Units outstanding at end of                  2
      period (in thousands)

20                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2005
--------------------------------------------------------------------------------
MFS (R) TOTAL RETURN SERIES
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $13.598  (a)
      Accumulation Unit Value at end of period                      $14.061
      Number of Accumulation Units outstanding at end of              3,478
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $12.560  (a)
      Accumulation Unit Value at end of period                      $12.970
      Number of Accumulation Units outstanding at end of              1,563
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                $12.487  (a)
      Accumulation Unit Value at end of period                      $12.886
      Number of Accumulation Units outstanding at end of              6,636
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $11.752  (a)
      Accumulation Unit Value at end of period                      $12.111
      Number of Accumulation Units outstanding at end of              8,099
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $11.752  (a)
      Accumulation Unit Value at end of period                      $12.111
      Number of Accumulation Units outstanding at end of              8,099
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $12.227  (a)
      Accumulation Unit Value at end of period                      $12.576
      Number of Accumulation Units outstanding at end of              4,513
      period (in thousands)
MFS (R) VALUE SERIES
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $13.768  (a)
      Accumulation Unit Value at end of period                      $14.639
      Number of Accumulation Units outstanding at end of                383
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $13.713  (a)
      Accumulation Unit Value at end of period                      $14.561
      Number of Accumulation Units outstanding at end of                 68
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                $13.686  (a)
      Accumulation Unit Value at end of period                      $14.522
      Number of Accumulation Units outstanding at end of                355
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $13.631  (a)
      Accumulation Unit Value at end of period                      $14.445
      Number of Accumulation Units outstanding at end of                484
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $13.631  (a)
      Accumulation Unit Value at end of period                      $14.445
      Number of Accumulation Units outstanding at end of                484
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $13.549  (a)
      Accumulation Unit Value at end of period                      $14.330
      Number of Accumulation Units outstanding at end of                404
      period (in thousands)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               21

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2005
--------------------------------------------------------------------------------
MUTUAL DISCOVERY SECURITIES FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $14.600  (a)
      Accumulation Unit Value at end of period                      $16.585
      Number of Accumulation Units outstanding at end of                959
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $14.541  (a)
      Accumulation Unit Value at end of period                      $16.497
      Number of Accumulation Units outstanding at end of                198
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                $14.512  (a)
      Accumulation Unit Value at end of period                      $16.453
      Number of Accumulation Units outstanding at end of                993
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $14.454  (a)
      Accumulation Unit Value at end of period                      $16.366
      Number of Accumulation Units outstanding at end of              1,772
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $14.454  (a)
      Accumulation Unit Value at end of period                      $16.366
      Number of Accumulation Units outstanding at end of              1,772
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $14.367  (a)
      Accumulation Unit Value at end of period                      $16.235
      Number of Accumulation Units outstanding at end of              1,167
      period (in thousands)
MUTUAL SHARES SECURITIES FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $15.153  (a)
      Accumulation Unit Value at end of period                      $16.683
      Number of Accumulation Units outstanding at end of              2,738
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $13.515  (a)
      Accumulation Unit Value at end of period                      $14.859
      Number of Accumulation Units outstanding at end of              1,298
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                $13.436  (a)
      Accumulation Unit Value at end of period                      $14.763
      Number of Accumulation Units outstanding at end of              6,334
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $12.815  (a)
      Accumulation Unit Value at end of period                      $14.062
      Number of Accumulation Units outstanding at end of              6,872
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $12.815  (a)
      Accumulation Unit Value at end of period                      $14.062
      Number of Accumulation Units outstanding at end of              6,872
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $13.157  (a)
      Accumulation Unit Value at end of period                      $14.408
      Number of Accumulation Units outstanding at end of              4,064
      period (in thousands)

22                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2005
--------------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS SECURITIES FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $14.727  (a)
      Accumulation Unit Value at end of period                      $18.733
      Number of Accumulation Units outstanding at end of                418
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $12.671  (a)
      Accumulation Unit Value at end of period                      $16.096
      Number of Accumulation Units outstanding at end of                200
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                $12.597  (a)
      Accumulation Unit Value at end of period                      $15.992
      Number of Accumulation Units outstanding at end of                675
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $15.077  (a)
      Accumulation Unit Value at end of period                      $19.114
      Number of Accumulation Units outstanding at end of                824
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $15.077  (a)
      Accumulation Unit Value at end of period                      $19.114
      Number of Accumulation Units outstanding at end of                824
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $12.335  (a)
      Accumulation Unit Value at end of period                      $15.607
      Number of Accumulation Units outstanding at end of                668
      period (in thousands)
TEMPLETON FOREIGN SECURITIES FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $10.823  (a)
      Accumulation Unit Value at end of period                      $12.104
      Number of Accumulation Units outstanding at end of              2,501
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $10.303  (a)
      Accumulation Unit Value at end of period                      $11.506
      Number of Accumulation Units outstanding at end of                642
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                $10.243  (a)
      Accumulation Unit Value at end of period                      $11.432
      Number of Accumulation Units outstanding at end of              2,492
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST PREFERRED
      Accumulation Unit Value at beginning of period                 $9.752  (a)
      Accumulation Unit Value at end of period                      $10.870
      Number of Accumulation Units outstanding at end of              5,726
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                 $9.752  (a)
      Accumulation Unit Value at end of period                      $10.870
      Number of Accumulation Units outstanding at end of              5,726
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $10.030  (a)
      Accumulation Unit Value at end of period                      $11.157
      Number of Accumulation Units outstanding at end of              3,865
      period (in thousands)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               23

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2005
--------------------------------------------------------------------------------
TEMPLETON GROWTH SECURITIES FUND
   WITHOUT ANY OPTIONAL BENEFITS
      Accumulation Unit Value at beginning of period                $12.979  (a)
      Accumulation Unit Value at end of period                      $14.202
      Number of Accumulation Units outstanding at end of              2,176
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $12.054  (a)
      Accumulation Unit Value at end of period                      $13.172
      Number of Accumulation Units outstanding at end of                858
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT
      Accumulation Unit Value at beginning of period                $11.983  (a)
      Accumulation Unit Value at end of period                      $13.087
      Number of Accumulation Units outstanding at end of              3,293
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST PREFERRED
      Accumulation Unit Value at beginning of period                $11.764  (a)
      Accumulation Unit Value at end of period                      $12.830
      Number of Accumulation Units outstanding at end of              4,766
      period (in thousands)
   WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $11.764  (a)
      Accumulation Unit Value at end of period                      $12.830
      Number of Accumulation Units outstanding at end of              4,766
      period (in thousands)
   WITH MAV PLUS DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
   FIRST (50 BPS)
      Accumulation Unit Value at beginning of period                $11.734  (a)
      Accumulation Unit Value at end of period                      $12.772
      Number of Accumulation Units outstanding at end of              3,014
      period (in thousands)

(a)  Inception date May 2, 2005.

 REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------
THE CONTRACT OWNERS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN AND THE
BOARD OF DIRECTORS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Hartford Life and Annuity Insurance Company Separate Account Seven (the "Account") as of December 31, 2005, and the related statements of operations and of changes in net assets and the financial highlights for the respective stated periods then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the investment companies; where replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the individual Sub-Accounts constituting the Hartford Life and Annuity Insurance Company Separate Account Seven as of December 31, 2005, the results of their operations, the changes in their net assets and the financial highlights for the respective stated periods then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
February 22, 2006

_____________________________________ SA-1 _____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2005

                            AIM V.I.
                           AGGRESSIVE   AIM V.I. BASIC  AIM V.I. BLUE
                           GROWTH FUND    VALUE FUND      CHIP FUND
                           SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                           -----------  --------------  -------------
ASSETS:
  Investments:
    Number of Shares.....    3,431,654     22,655,470      7,148,169
                           ===========   ============    ===========
    Cost.................  $32,219,967   $214,712,722    $42,520,949
                           ===========   ============    ===========
    Market Value.........  $42,964,302   $280,248,166    $50,537,556
  Due from Hartford Life
   and Annuity Insurance
   Company...............      --            --              --
  Receivable from fund
   shares sold...........      110,006         38,183         24,984
  Other assets...........      --            --                  234
                           -----------   ------------    -----------
  Total Assets...........   43,074,308    280,286,349     50,562,774
                           -----------   ------------    -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............      110,006         38,183         24,984
  Payable for fund shares
   purchased.............      --            --              --
  Other liabilities......          356            649        --
                           -----------   ------------    -----------
  Total Liabilities......      110,362         38,832         24,984
                           -----------   ------------    -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........  $42,963,946   $280,247,517    $50,537,790
                           ===========   ============    ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-2 _____________________________________

                               AIM V.I.                                AIM V.I.          AIM V.I.        AIM V.I.
                                CAPITAL         AIM V.I. CORE        DEMOGRAPHIC        GOVERNMENT     INTERNATIONAL
                           APPRECIATION FUND     EQUITY FUND         TRENDS FUND      SECURITIES FUND   GROWTH FUND
                              SUB-ACCOUNT      SUB-ACCOUNT (A)     SUB-ACCOUNT (B)      SUB-ACCOUNT     SUB-ACCOUNT
                           -----------------  ------------------  ------------------  ---------------  -------------
ASSETS:
  Investments:
    Number of Shares.....       2,026,979             56,102           4,623,153         42,182,263       2,525,728
                              ===========         ==========         ===========       ============     ===========
    Cost.................     $38,749,706         $1,290,866         $21,509,105       $516,517,140     $45,831,196
                              ===========         ==========         ===========       ============     ===========
    Market Value.........     $50,025,840         $1,315,590         $27,692,684       $500,703,458     $58,521,121
  Due from Hartford Life
   and Annuity Insurance
   Company...............        --                    7,036            --                  217,574         --
  Receivable from fund
   shares sold...........          42,709           --                     4,921           --                 7,317
  Other assets...........             357           --                       110                 60         --
                              -----------         ----------         -----------       ------------     -----------
  Total Assets...........      50,068,906          1,322,626          27,697,715        500,921,092      58,528,438
                              -----------         ----------         -----------       ------------     -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............          42,709           --                     4,921           --                 7,317
  Payable for fund shares
   purchased.............        --                    7,036            --                  217,574         --
  Other liabilities......        --                      487            --                 --                   806
                              -----------         ----------         -----------       ------------     -----------
  Total Liabilities......          42,709              7,523               4,921            217,574           8,123
                              -----------         ----------         -----------       ------------     -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........     $50,026,197         $1,315,103         $27,692,794       $500,703,518     $58,520,315
                              ===========         ==========         ===========       ============     ===========


                           AIM V.I. MID CAP  AIM V.I. PREMIER  AIM V.I. SMALL CAP
                           CORE EQUITY FUND    EQUITY FUND        EQUITY FUND
                             SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
                           ----------------  ----------------  ------------------
ASSETS:
  Investments:
    Number of Shares.....      27,932,663        14,280,914         2,263,581
                             ============      ============       ===========
    Cost.................    $318,720,492      $286,927,608       $27,298,898
                             ============      ============       ===========
    Market Value.........    $380,163,538      $318,749,989       $30,467,794
  Due from Hartford Life
   and Annuity Insurance
   Company...............          89,610           207,105           185,340
  Receivable from fund
   shares sold...........        --                --                --
  Other assets...........        --                --                     347
                             ------------      ------------       -----------
  Total Assets...........     380,253,148       318,957,094        30,653,481
                             ------------      ------------       -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............        --                --                --
  Payable for fund shares
   purchased.............          89,610           207,105           185,340
  Other liabilities......             457             3,882          --
                             ------------      ------------       -----------
  Total Liabilities......          90,067           210,987           185,340
                             ------------      ------------       -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........    $380,163,081      $318,746,107       $30,468,141
                             ============      ============       ===========

(a)  From inception, May 2, 2005 to December 31, 2005.
(b) Formerly AIM V.I. Dent Demographic Trends Fund Sub-Account. Change effective July 1, 2005.

_____________________________________ SA-3 _____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                AIM V.I.                               AMERICAN FUNDS
                               LARGE CAP          AMERICAN FUNDS      BLUE CHIP INCOME
                              GROWTH FUND      ASSET ALLOCATION FUND  AND GROWTH FUND
                            SUB-ACCOUNT (A)         SUB-ACCOUNT         SUB-ACCOUNT
                           ------------------  ---------------------  ----------------
ASSETS:
  Investments:
    Number of Shares.....         236,127             98,318,538          113,677,840
                               ==========         ==============       ==============
    Cost.................      $2,850,345         $1,378,925,312       $  966,940,129
                               ==========         ==============       ==============
    Market Value.........      $3,001,173         $1,619,306,320       $1,231,131,001
  Due from Hartford Life
   and Annuity Insurance
   Company...............        --                   --                    --
  Receivable from fund
   shares sold...........          55,527                216,477              294,302
  Other assets...........        --                   --                        1,026
                               ----------         --------------       --------------
  Total Assets...........       3,056,700          1,619,522,797        1,231,426,329
                               ----------         --------------       --------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............          55,527                216,477              294,302
  Payable for fund shares
   purchased.............        --                   --                    --
  Other liabilities......              12                  1,971            --
                               ----------         --------------       --------------
  Total Liabilities......          55,539                218,448              294,302
                               ----------         --------------       --------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........      $3,001,161         $1,619,304,349       $1,231,132,027
                               ==========         ==============       ==============

(a)  From inception, May 2, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                                           AMERICAN FUNDS                  AMERICAN FUNDS
                           AMERICAN FUNDS      GLOBAL      AMERICAN FUNDS  GROWTH-INCOME     AMERICAN FUNDS    AMERICAN FUNDS
                             BOND FUND      GROWTH FUND     GROWTH FUND         FUND       INTERNATIONAL FUND  NEW WORLD FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           --------------  --------------  --------------  --------------  ------------------  --------------
ASSETS:
  Investments:
    Number of Shares.....     89,023,772      28,972,691       60,322,775      96,670,537       45,184,573        13,551,358
                            ============    ============   ==============  ==============     ============      ============
    Cost.................   $955,838,404    $438,871,028   $2,774,745,592  $3,090,311,985     $663,631,463      $166,009,157
                            ============    ============   ==============  ==============     ============      ============
    Market Value.........   $998,846,716    $565,546,925   $3,557,837,231  $3,685,080,845     $854,892,104      $224,410,487
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --                44,933          179,207         122,337        --                 --
  Receivable from fund
   shares sold...........         39,235        --               --              --                 18,247           232,001
  Other assets...........            487        --               --                   705        --                 --
                            ------------    ------------   --------------  --------------     ------------      ------------
  Total Assets...........    998,886,438     565,591,858    3,558,016,438   3,685,203,887      854,910,351       224,642,488
                            ------------    ------------   --------------  --------------     ------------      ------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............         39,236        --               --              --                 18,247           232,001
  Payable for fund shares
   purchased.............       --                44,933          179,207         122,337        --                 --
  Other liabilities......       --                 1,238            3,582        --                  4,973               464
                            ------------    ------------   --------------  --------------     ------------      ------------
  Total Liabilities......         39,236          46,171          182,789         122,337           23,220           232,465
                            ------------    ------------   --------------  --------------     ------------      ------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $998,847,202    $565,545,687   $3,557,833,649  $3,685,081,550     $854,887,131      $224,410,023
                            ============    ============   ==============  ==============     ============      ============

                                                   FRANKLIN
                             AMERICAN FUNDS         RISING
                              GLOBAL SMALL         DIVIDENDS
                           CAPITALIZATION FUND  SECURITIES FUND
                               SUB-ACCOUNT        SUB-ACCOUNT
                           -------------------  ---------------
ASSETS:
  Investments:
    Number of Shares.....       18,254,923         30,433,071
                              ============       ============
    Cost.................     $265,256,581       $499,834,601
                              ============       ============
    Market Value.........     $385,543,956       $542,925,984
  Due from Hartford Life
   and Annuity Insurance
   Company...............        --                   174,622
  Receivable from fund
   shares sold...........          244,925           --
  Other assets...........        --                  --
                              ------------       ------------
  Total Assets...........      385,788,881        543,100,606
                              ------------       ------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............          244,925           --
  Payable for fund shares
   purchased.............        --                   174,622
  Other liabilities......            1,080              1,108
                              ------------       ------------
  Total Liabilities......          246,005            175,730
                              ------------       ------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........     $385,542,876       $542,924,876
                              ============       ============

_____________________________________ SA-5 _____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                            FRANKLIN LARGE
                           FRANKLIN INCOME    CAP GROWTH     FRANKLIN REAL
                           SECURITIES FUND  SECURITIES FUND   ESTATE FUND
                             SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           ---------------  ---------------  -------------
ASSETS:
  Investments:
    Number of Shares.....      90,333,830      10,636,968       1,217,245
                           ==============    ============     ===========
    Cost.................  $1,289,456,070    $148,773,093     $21,421,934
                           ==============    ============     ===========
    Market Value.........  $1,383,914,272    $159,235,401     $39,049,219
  Due from Hartford Life
   and Annuity Insurance
   Company...............       1,169,048         103,944         --
  Receivable from fund
   shares sold...........        --              --                 4,427
  Other assets...........        --              --                    13
                           --------------    ------------     -----------
  Total Assets...........   1,385,083,320     159,339,345      39,053,659
                           --------------    ------------     -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............        --              --                 4,427
  Payable for fund shares
   purchased.............       1,169,048         103,944         --
  Other liabilities......           4,118           1,616         --
                           --------------    ------------     -----------
  Total Liabilities......       1,173,166         105,560           4,427
                           --------------    ------------     -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........  $1,383,910,154    $159,233,785     $39,049,232
                           ==============    ============     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                               FRANKLIN
                             SMALL-MID CAP        FRANKLIN        FRANKLIN FLEX       FRANKLIN LARGE
                           GROWTH SECURITIES  STRATEGIC INCOME      CAP GROWTH          CAP VALUE        MUTUAL SHARES
                                 FUND         SECURITIES FUND    SECURITIES FUND     SECURITIES FUND    SECURITIES FUND
                            SUB-ACCOUNT (C)     SUB-ACCOUNT      SUB-ACCOUNT (A)     SUB-ACCOUNT (A)      SUB-ACCOUNT
                           -----------------  ----------------  ------------------  ------------------  ---------------
ASSETS:
  Investments:
    Number of Shares.....      17,043,543         39,845,703         1,455,401             521,515          72,286,868
                             ============       ============       ===========          ==========      ==============
    Cost.................    $281,359,957       $463,405,059       $14,635,996          $5,276,739      $1,045,332,485
                             ============       ============       ===========          ==========      ==============
    Market Value.........    $347,006,528       $495,282,082       $15,412,701          $5,408,111      $1,313,452,383
  Due from Hartford Life
   and Annuity Insurance
   Company...............        --                  173,198          --                  --                   330,210
  Receivable from fund
   shares sold...........          77,159           --                  14,372              44,347            --
  Other assets...........             518           --                --                       322            --
                             ------------       ------------       -----------          ----------      --------------
  Total Assets...........     347,084,205        495,455,280        15,427,073           5,452,780       1,313,782,593
                             ------------       ------------       -----------          ----------      --------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............          77,159           --                  14,372              44,347            --
  Payable for fund shares
   purchased.............        --                  173,198          --                  --                   330,210
  Other liabilities......        --                       17               660            --                     3,718
                             ------------       ------------       -----------          ----------      --------------
  Total Liabilities......          77,159            173,215            15,032              44,347             333,928
                             ------------       ------------       -----------          ----------      --------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........    $347,007,046       $495,282,065       $15,412,041          $5,408,433      $1,313,448,665
                             ============       ============       ===========          ==========      ==============


                               TEMPLETON                             TEMPLETON
                           DEVELOPING MARKETS  TEMPLETON FOREIGN   GLOBAL ASSET
                            SECURITIES FUND     SECURITIES FUND   ALLOCATION FUND
                              SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                           ------------------  -----------------  ---------------
ASSETS:
  Investments:
    Number of Shares.....       13,893,229         33,522,735           688,957
                              ============       ============       ===========
    Cost.................     $106,700,669       $429,327,994       $13,007,230
                              ============       ============       ===========
    Market Value.........     $152,686,581       $523,625,108       $14,385,434
  Due from Hartford Life
   and Annuity Insurance
   Company...............           89,177            243,452          --
  Receivable from fund
   shares sold...........        --                  --                   1,533
  Other assets...........              786           --                      96
                              ------------       ------------       -----------
  Total Assets...........      152,776,544        523,868,560        14,387,063
                              ------------       ------------       -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............        --                  --                   1,533
  Payable for fund shares
   purchased.............           89,177            243,452          --
  Other liabilities......        --                     2,797          --
                              ------------       ------------       -----------
  Total Liabilities......           89,177            246,249             1,533
                              ------------       ------------       -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........     $152,687,367       $523,622,311       $14,385,530
                              ============       ============       ===========

(a)  From inception, May 2, 2005 to December 31, 2005.
(c)  Formerly Franklin Small Cap Fund Sub-Account. Change effective May 1, 2005.

_____________________________________ SA-7 _____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005


                           TEMPLETON GROWTH  MUTUAL DISCOVERY  HARTFORD MONEY
                           SECURITIES FUND   SECURITIES FUND   MARKET HLS FUND
                             SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           ----------------  ----------------  ---------------
ASSETS:
  Investments:
    Number of Shares.....      48,893,519        14,697,470      267,484,460
                             ============      ============     ============
    Cost.................    $565,646,191      $231,365,671     $267,484,460
                             ============      ============     ============
    Market Value.........    $675,219,496      $273,372,943     $267,484,460
  Due from Hartford Life
   and Annuity Insurance
   Company...............         838,300           339,794          991,271
  Receivable from fund
   shares sold...........        --                --               --
  Other assets...........        --                --                  9,611
                             ------------      ------------     ------------
  Total Assets...........     676,057,796       273,712,737      268,485,342
                             ------------      ------------     ------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............        --                --               --
  Payable for fund shares
   purchased.............         838,300           339,794          991,271
  Other liabilities......           3,470             2,454         --
                             ------------      ------------     ------------
  Total Liabilities......         841,770           342,248          991,271
                             ------------      ------------     ------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........    $675,216,026      $273,370,489     $267,494,071
                             ============      ============     ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                               MFS CAPITAL       MFS EMERGING    MFS GLOBAL      MFS HIGH        MFS INVESTORS     MFS INVESTORS
                           OPPORTUNITIES SERIES  GROWTH SERIES  EQUITY SERIES  INCOME SERIES  GROWTH STOCK SERIES  TRUST SERIES
                               SUB-ACCOUNT        SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           --------------------  -------------  -------------  -------------  -------------------  -------------
ASSETS:
  Investments:
    Number of Shares.....        4,011,068          2,961,188      1,819,573     23,236,271        11,794,119        17,798,624
                               ===========        ===========    ===========   ============      ============      ============
    Cost.................      $69,593,411        $72,040,049    $19,064,449   $217,628,390      $121,608,554      $308,691,987
                               ===========        ===========    ===========   ============      ============      ============
    Market Value.........      $54,911,526        $56,647,524    $24,546,039   $229,341,998      $116,761,776      $343,335,452
  Due from Hartford Life
   and Annuity Insurance
   Company...............        --                   --               4,942        --              --                  194,259
  Receivable from fund
   shares sold...........            5,202             17,486        --             122,886            14,656           --
  Other assets...........              244            --             --             --                    143           --
                               -----------        -----------    -----------   ------------      ------------      ------------
  Total Assets...........       54,916,972         56,665,010     24,550,981    229,464,884       116,776,575       343,529,711
                               -----------        -----------    -----------   ------------      ------------      ------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............            5,202             17,486        --             122,886            14,656           --
  Payable for fund shares
   purchased.............        --                   --               4,942        --              --                  194,259
  Other liabilities......        --                       318            731              2         --                    1,824
                               -----------        -----------    -----------   ------------      ------------      ------------
  Total Liabilities......            5,202             17,804          5,673        122,888            14,656           196,083
                               -----------        -----------    -----------   ------------      ------------      ------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........      $54,911,770        $56,647,206    $24,545,308   $229,341,996      $116,761,919      $343,333,628
                               ===========        ===========    ===========   ============      ============      ============


                            MFS MID CAP       MFS NEW
                           GROWTH SERIES  DISCOVERY SERIES
                            SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  ----------------
ASSETS:
  Investments:
    Number of Shares.....    22,441,682       13,642,109
                           ============     ============
    Cost.................  $143,557,902     $187,108,352
                           ============     ============
    Market Value.........  $163,824,276     $213,499,000
  Due from Hartford Life
   and Annuity Insurance
   Company...............       742,184         --
  Receivable from fund
   shares sold...........       --             1,092,842
  Other assets...........         1,045         --
                           ------------     ------------
  Total Assets...........   164,567,505      214,591,842
                           ------------     ------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --             1,092,842
  Payable for fund shares
   purchased.............       742,184         --
  Other liabilities......       --                   703
                           ------------     ------------
  Total Liabilities......       742,184        1,093,545
                           ------------     ------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........  $163,825,321     $213,498,297
                           ============     ============

_____________________________________ SA-9 _____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005


                              MFS TOTAL      MFS VALUE       MFS RESEARCH
                            RETURN SERIES      SERIES        BOND SERIES
                             SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT (A)
                           ---------------  ------------  ------------------
ASSETS:
  Investments:
    Number of Shares.....      58,836,735     6,891,586          779,962
                           ==============   ===========       ==========
    Cost.................  $1,112,061,231   $77,402,076       $9,008,121
                           ==============   ===========       ==========
    Market Value.........  $1,217,332,052   $86,282,654       $9,055,358
  Due from Hartford Life
   and Annuity Insurance
   Company...............         358,701       135,006         --
  Receivable from fund
   shares sold...........        --             --                 4,276
  Other assets...........        --             --              --
                           --------------   -----------       ----------
  Total Assets...........   1,217,690,753    86,417,660        9,059,634
                           --------------   -----------       ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............        --             --                 4,275
  Payable for fund shares
   purchased.............         358,722       135,006         --
  Other liabilities......           2,824         1,441         --
                           --------------   -----------       ----------
  Total Liabilities......         361,546       136,447            4,275
                           --------------   -----------       ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........  $1,217,329,207   $86,281,213       $9,055,359
                           ==============   ===========       ==========

(a)  From inception, May 2, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                               MFS RESEARCH         MFS RESEARCH      MECURY GLOBAL    MERCURY LARGE CAP  JENNISON 20/20
                           INTERNATIONAL SERIES        SERIES        GROWTH V.I. FUND  GROWTH V.I. FUND   FOCUS PORTFOLIO
                             SUB-ACCOUNT (A)      SUB-ACCOUNT (A)    SUB-ACCOUNT (D)    SUB-ACCOUNT (E)     SUB-ACCOUNT
                           --------------------  ------------------  ----------------  -----------------  ---------------
ASSETS:
  Investments:
    Number of Shares.....          317,879              143,711            118,457           254,739           38,503
                                ==========           ==========         ==========        ==========         ========
    Cost.................       $3,459,905           $2,283,821         $  937,674        $2,072,278         $412,985
                                ==========           ==========         ==========        ==========         ========
    Market Value.........       $3,766,866           $2,358,289         $1,301,849        $2,802,136         $570,995
  Due from Hartford Life
   and Annuity Insurance
   Company...............          108,613                  801           --                --                 11,879
  Receivable from fund
   shares sold...........        --                    --                      207               860          --
  Other assets...........        --                    --                 --                --                     13
                                ----------           ----------         ----------        ----------         --------
  Total Assets...........        3,875,479            2,359,090          1,302,056         2,802,996          582,887
                                ----------           ----------         ----------        ----------         --------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............        --                    --                      207               861          --
  Payable for fund shares
   purchased.............          108,613                  801           --                --                 11,879
  Other liabilities......               10                    4                  5          --                --
                                ----------           ----------         ----------        ----------         --------
  Total Liabilities......          108,623                  805                212               861           11,879
                                ----------           ----------         ----------        ----------         --------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........       $3,766,856           $2,358,285         $1,301,844        $2,802,135         $571,008
                                ==========           ==========         ==========        ==========         ========

                                                           WELLS FARGO
                            JENNISON      PRUDENTIAL     ADVANTAGE ASSET
                            PORTFOLIO   VALUE PORTFOLIO  ALLOCATION FUND
                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT (F)
                           -----------  ---------------  ----------------
ASSETS:
  Investments:
    Number of Shares.....     12,773         19,079            143,860
                            ========       ========         ==========
    Cost.................   $219,589       $317,240         $1,785,365
                            ========       ========         ==========
    Market Value.........   $261,728       $438,638         $1,877,370
  Due from Hartford Life
   and Annuity Insurance
   Company...............     --            --                --
  Receivable from fund
   shares sold...........         27             45                207
  Other assets...........         21        --                --
                            --------       --------         ----------
  Total Assets...........    261,776        438,683          1,877,577
                            --------       --------         ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............         27             45                207
  Payable for fund shares
   purchased.............     --            --                --
  Other liabilities......     --                  5                  5
                            --------       --------         ----------
  Total Liabilities......         27             50                212
                            --------       --------         ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $261,749       $438,633         $1,877,365
                            ========       ========         ==========

(a)  From inception, May 2, 2005 to December 31, 2005.
(d) Formerly Merrill Lynch Global Growth V.I. Fund Sub-Account. Change effective May 1, 2005.
(e) Formerly Merrill Large Cap Growth V.I. Fund Sub-Account. Change effective May 1, 2005.
(f) Formerly Wells Fargo Asset Allocation Fund Sub-Account. Change effective April 11, 2005.

_____________________________________ SA-11 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                                                 WELLS FARGO
                             WELLS FARGO       WELLS FARGO      ADVANTAGE C&B
                           ADVANTAGE TOTAL   ADVANTAGE EQUITY     LARGE CAP
                           RETURN BOND FUND    INCOME FUND        VALUE FUND
                           SUB-ACCOUNT (G)   SUB-ACCOUNT (H)   SUB-ACCOUNT (I)
                           ----------------  ----------------  ----------------
ASSETS:
  Investments:
    Number of Shares.....        507,279           128,864           46,489
                              ==========        ==========         ========
    Cost.................     $5,220,455        $2,043,628         $405,401
                              ==========        ==========         ========
    Market Value.........     $5,001,770        $2,185,526         $434,203
  Due from Hartford Life
   and Annuity Insurance
   Company...............         15,263             9,806          --
  Receivable from fund
   shares sold...........       --                --                     51
  Other assets...........       --                --                --
                              ----------        ----------         --------
  Total Assets...........      5,017,033         2,195,332          434,254
                              ----------        ----------         --------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --                --                     51
  Payable for fund shares
   purchased.............         15,263             9,806          --
  Other liabilities......            274                17               19
                              ----------        ----------         --------
  Total Liabilities......         15,537             9,823               70
                              ----------        ----------         --------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........     $5,001,496        $2,185,509         $434,184
                              ==========        ==========         ========

(g) Formerly Wells Fargo Total Return Bond Fund Sub-Account. Change effective April 11, 2005.
(h) Formerly Wells Fargo Equity Income Fund Sub-Account. Change effective April 11, 2005.
(i) Formerly Wells Fargo Equity Value Fund Sub-Account. Change effective April 11, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                             WELLS FARGO        WELLS FARGO        WELLS FARGO                           WELLS FARGO
                              ADVANTAGE          ADVANTAGE          ADVANTAGE         WELLS FARGO         ADVANTAGE
                            LARGE COMPANY      INTERNATIONAL      LARGE COMPANY        ADVANTAGE          SMALL CAP
                              CORE FUND          CORE FUND         GROWTH FUND     MONEY MARKET FUND     GROWTH FUND
                           SUB-ACCOUNT (J)    SUB-ACCOUNT (K)    SUB-ACCOUNT (L)    SUB-ACCOUNT (M)    SUB-ACCOUNT (N)
                           ----------------  ------------------  ----------------  -----------------  ------------------
ASSETS:
  Investments:
    Number of Shares.....         9,762             204,931            373,700          974,562              208,961
                               ========          ==========         ==========         ========           ==========
    Cost.................      $126,354          $1,640,682         $3,186,608         $974,562           $1,524,169
                               ========          ==========         ==========         ========           ==========
    Market Value.........      $132,566          $1,774,700         $3,501,572         $974,562           $1,742,733
  Due from Hartford Life
   and Annuity Insurance
   Company...............             6              11,134              8,213          --                     8,269
  Receivable from fund
   shares sold...........            22            --                 --                    101             --
  Other assets...........             2            --                 --                     40             --
                               --------          ----------         ----------         --------           ----------
  Total Assets...........       132,596           1,785,834          3,509,785          974,703            1,751,002
                               --------          ----------         ----------         --------           ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --                 --                 --                    101             --
  Payable for fund shares
   purchased.............       --                   11,134              8,212          --                     8,269
  Other liabilities......       --                       17           --                --                        13
                               --------          ----------         ----------         --------           ----------
  Total Liabilities......       --                   11,151              8,212              101                8,282
                               --------          ----------         ----------         --------           ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........      $132,596          $1,774,683         $3,501,573         $974,602           $1,742,720
                               ========          ==========         ==========         ========           ==========


                              WELLS FARGO        WELLS FARGO
                               ADVANTAGE          ADVANTAGE
                             DISCOVERY FUND    OPPORTUNITY FUND
                            SUB-ACCOUNT (O)    SUB-ACCOUNT (O)
                           ------------------  ----------------
ASSETS:
  Investments:
    Number of Shares.....           697                578
                                 ======            =======
    Cost.................        $9,984            $13,954
                                 ======            =======
    Market Value.........        $9,998            $13,990
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --                 --
  Receivable from fund
   shares sold...........       --                      14
  Other assets...........       --                 --
                                 ------            -------
  Total Assets...........         9,998             14,004
                                 ------            -------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............             2                 14
  Payable for fund shares
   purchased.............       --                 --
  Other liabilities......       --                 --
                                 ------            -------
  Total Liabilities......             2                 14
                                 ------            -------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........        $9,996            $13,990
                                 ======            =======

(j)  Formerly Wells Fargo Growth Fund Sub-Account. Change effective April 11,
     2005.
(k) Formerly Wells Fargo International Equity Fund Sub-Account. Change effective April 11, 2005.
(l) Formerly Wells Fargo Large Company Growth Fund Sub-Account. Change effective April 11, 2005.
(m) Formerly Wells Fargo Money Market Fund Sub-Account. Change effective April 11, 2005.
(n) Formerly Wells Fargo Small Cap Growth Fund Sub-Account. Change effective April 11, 2005.
(o)  From inception, July 5, 2005 to December 31, 2005.

_____________________________________ SA-13 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD
 (BY SUB-ACCOUNT):
AIM V.I. Aggressive Growth
 Fund -- Class I..............     0.85%        18,367   $ 1.302255  $        23,919
AIM V.I. Aggressive Growth
 Fund -- Class I..............     0.95%        92,903     1.318137          122,459
AIM V.I. Aggressive Growth
 Fund -- Class I..............     1.15%         9,487     1.306907           12,398
AIM V.I. Aggressive Growth
 Fund -- Class I..............     1.25%        44,387     1.300273           57,715
AIM V.I. Aggressive Growth
 Fund -- Class I..............     1.30%        47,918     1.298528           62,222
AIM V.I. Aggressive Growth
 Fund -- Class I..............     1.35%       721,289     1.296807          935,373
AIM V.I. Aggressive Growth
 Fund -- Class I..............     1.40%     1,582,067     1.292989        2,045,596
AIM V.I. Aggressive Growth
 Fund -- Class I..............     1.45%        37,296     1.291894           48,183
AIM V.I. Aggressive Growth
 Fund -- Class I..............     1.50%        13,822     1.289698           17,826
AIM V.I. Aggressive Growth
 Fund -- Class I..............     1.55%       380,893     1.284741          489,349
AIM V.I. Aggressive Growth
 Fund -- Class I..............     1.60%       179,020     1.281997          229,503
AIM V.I. Aggressive Growth
 Fund -- Class I..............     1.65%     1,800,231     1.279230        2,302,909
AIM V.I. Aggressive Growth
 Fund -- Class I..............     1.70%     4,112,960     1.276508        5,250,226
AIM V.I. Aggressive Growth
 Fund -- Class I..............     1.75%     2,157,599     1.273752        2,748,246
AIM V.I. Aggressive Growth
 Fund -- Class I..............     1.80%       131,564     1.271063          167,226
AIM V.I. Aggressive Growth
 Fund -- Class I..............     1.85%     3,009,093     1.268349        3,816,580
AIM V.I. Aggressive Growth
 Fund -- Class I..............     1.90%       982,580     1.265647        1,243,599
AIM V.I. Aggressive Growth
 Fund -- Class I..............     1.95%       191,331     1.265115          242,055
AIM V.I. Aggressive Growth
 Fund -- Class I..............     2.00%     4,099,798     1.260223        5,166,659
AIM V.I. Aggressive Growth
 Fund -- Class I..............     2.05%     7,910,349     1.257530        9,947,501
AIM V.I. Aggressive Growth
 Fund -- Class I..............     2.10%       102,803     1.258643          129,393
AIM V.I. Aggressive Growth
 Fund -- Class I..............     2.15%     1,636,801     1.253769        2,052,170
AIM V.I. Aggressive Growth
 Fund -- Class I..............     2.20%     2,342,507     1.251659        2,932,020
AIM V.I. Aggressive Growth
 Fund -- Class I..............     2.25%       387,758     1.248968          484,297
AIM V.I. Aggressive Growth
 Fund -- Class I..............     2.30%       286,450     1.247295          357,287
AIM V.I. Aggressive Growth
 Fund -- Class I..............     2.35%       695,757     1.245235          866,381
AIM V.I. Aggressive Growth
 Fund -- Class I..............     2.40%       196,743     1.242572          244,467
AIM V.I. Aggressive Growth
 Fund -- Class I..............     2.45%       364,442     1.241331          452,393
AIM V.I. Aggressive Growth
 Fund -- Class I..............     2.50%       390,857     1.240086          484,696
AIM V.I. Aggressive Growth
 Fund -- Class I..............     2.55%        17,212     1.238853           21,323
AIM V.I. Basic Value Fund --
 Class I......................     0.85%       550,287     1.362431          749,728
AIM V.I. Basic Value Fund --
 Class I......................     0.95%     1,480,912     1.379048        2,042,248
AIM V.I. Basic Value Fund --
 Class I......................     1.05%       188,486     1.349745          254,408
AIM V.I. Basic Value Fund --
 Class I......................     1.10%        76,681     1.370219          105,070
AIM V.I. Basic Value Fund --
 Class I......................     1.15%       147,385     1.367295          201,518
AIM V.I. Basic Value Fund --
 Class I......................     1.25%       135,105     1.360384          183,795
AIM V.I. Basic Value Fund --
 Class I......................     1.30%     1,278,511     1.358556        1,736,928
AIM V.I. Basic Value Fund --
 Class I......................     1.35%     4,992,158     1.356741        6,773,065
AIM V.I. Basic Value Fund --
 Class I......................     1.40%    11,787,964     1.352733       15,945,967
AIM V.I. Basic Value Fund --
 Class I......................     1.45%       659,262     1.351597          891,057
AIM V.I. Basic Value Fund --
 Class I......................     1.50%         9,997     1.349306           13,488
AIM V.I. Basic Value Fund --
 Class I......................     1.55%     1,662,336     1.344092        2,234,333
AIM V.I. Basic Value Fund --
 Class I......................     1.60%     1,875,297     1.341221        2,515,188
AIM V.I. Basic Value Fund --
 Class I......................     1.65%    11,384,680     1.338366       15,236,868
AIM V.I. Basic Value Fund --
 Class I......................     1.70%    26,828,324     1.335490       35,828,959

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
AIM V.I. Basic Value Fund --
 Class I......................     1.75%     9,717,753   $ 1.332660  $    12,950,461
AIM V.I. Basic Value Fund --
 Class I......................     1.80%       997,058     1.329813        1,325,900
AIM V.I. Basic Value Fund --
 Class I......................     1.85%    14,110,303     1.326952       18,723,695
AIM V.I. Basic Value Fund --
 Class I......................     1.90%     4,969,461     1.324136        6,580,243
AIM V.I. Basic Value Fund --
 Class I......................     1.95%     1,384,012     1.323582        1,831,853
AIM V.I. Basic Value Fund --
 Class I......................     2.00%    24,221,077     1.318465       31,934,643
AIM V.I. Basic Value Fund --
 Class I......................     2.05%    45,712,696     1.315642       60,141,542
AIM V.I. Basic Value Fund --
 Class I......................     2.10%       628,147     1.316832          827,164
AIM V.I. Basic Value Fund --
 Class I......................     2.15%    10,128,919     1.311712       13,286,225
AIM V.I. Basic Value Fund --
 Class I......................     2.20%    21,919,241     1.309484       28,702,896
AIM V.I. Basic Value Fund --
 Class I......................     2.25%     1,665,099     1.306678        2,175,749
AIM V.I. Basic Value Fund --
 Class I......................     2.30%     1,568,732     1.304944        2,047,107
AIM V.I. Basic Value Fund --
 Class I......................     2.35%     4,930,705     1.302791        6,423,678
AIM V.I. Basic Value Fund --
 Class I......................     2.40%     1,734,444     1.300008        2,254,791
AIM V.I. Basic Value Fund --
 Class I......................     2.45%     1,828,400     1.298714        2,374,569
AIM V.I. Basic Value Fund --
 Class I......................     2.50%     2,950,670     1.297410        3,828,229
AIM V.I. Basic Value Fund --
 Class I......................     2.55%        66,457     1.296106           86,135
AIM V.I. Blue Chip Fund --
 Class I......................     0.55%         8,318     1.168571            9,720
AIM V.I. Blue Chip Fund --
 Class I......................     0.85%        22,154     1.134918           25,143
AIM V.I. Blue Chip Fund --
 Class I......................     0.95%       500,358     1.148746          574,784
AIM V.I. Blue Chip Fund --
 Class I......................     1.10%        17,432     1.141388           19,896
AIM V.I. Blue Chip Fund --
 Class I......................     1.15%        22,719     1.138977           25,876
AIM V.I. Blue Chip Fund --
 Class I......................     1.25%       111,094     1.133168          125,888
AIM V.I. Blue Chip Fund --
 Class I......................     1.30%       116,202     1.131654          131,500
AIM V.I. Blue Chip Fund --
 Class I......................     1.35%     1,171,194     1.130173        1,323,652
AIM V.I. Blue Chip Fund --
 Class I......................     1.40%     3,100,916     1.126857        3,494,289
AIM V.I. Blue Chip Fund --
 Class I......................     1.45%        70,021     1.125880           78,835
AIM V.I. Blue Chip Fund --
 Class I......................     1.55%       482,975     1.119611          540,744
AIM V.I. Blue Chip Fund --
 Class I......................     1.60%       313,702     1.117236          350,480
AIM V.I. Blue Chip Fund --
 Class I......................     1.65%     2,636,164     1.114849        2,938,925
AIM V.I. Blue Chip Fund --
 Class I......................     1.70%     5,027,408     1.112466        5,592,821
AIM V.I. Blue Chip Fund --
 Class I......................     1.75%     2,251,976     1.110090        2,499,896
AIM V.I. Blue Chip Fund --
 Class I......................     1.80%       239,527     1.107717          265,328
AIM V.I. Blue Chip Fund --
 Class I......................     1.85%     2,644,604     1.105346        2,923,203
AIM V.I. Blue Chip Fund --
 Class I......................     1.90%     1,177,898     1.102999        1,299,220
AIM V.I. Blue Chip Fund --
 Class I......................     1.95%       424,427     1.102510          467,935
AIM V.I. Blue Chip Fund --
 Class I......................     2.00%     6,019,621     1.098278        6,611,218
AIM V.I. Blue Chip Fund --
 Class I......................     2.05%    10,866,353     1.095912       11,908,567
AIM V.I. Blue Chip Fund --
 Class I......................     2.10%       194,566     1.096875          213,415
AIM V.I. Blue Chip Fund --
 Class I......................     2.15%     2,083,482     1.092652        2,276,520
AIM V.I. Blue Chip Fund --
 Class I......................     2.20%     2,955,113     1.090789        3,223,404
AIM V.I. Blue Chip Fund --
 Class I......................     2.25%       493,336     1.088454          536,973
AIM V.I. Blue Chip Fund --
 Class I......................     2.30%       588,664     1.086999          639,877
AIM V.I. Blue Chip Fund --
 Class I......................     2.35%       751,384     1.085205          815,406
AIM V.I. Blue Chip Fund --
 Class I......................     2.40%       604,805     1.082895          654,940
AIM V.I. Blue Chip Fund --
 Class I......................     2.45%       263,177     1.081812          284,708
AIM V.I. Blue Chip Fund --
 Class I......................     2.50%       624,488     1.080740          674,909
AIM V.I. Capital Appreciation
 Fund -- Class I..............     0.85%        18,096     1.358807           24,589

_____________________________________ SA-15 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
AIM V.I. Capital Appreciation
 Fund -- Class I..............     0.95%       378,774   $ 1.375395  $       520,965
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.10%        11,690     1.366612           15,976
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.15%        19,298     1.363671           26,316
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.25%        70,649     1.356753           95,853
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.30%       519,808     1.354933          704,304
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.35%       788,943     1.353131        1,067,543
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.40%     1,994,615     1.349162        2,691,059
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.45%       304,274     1.348012          410,165
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.55%       402,367     1.340532          539,386
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.60%       246,264     1.337664          329,419
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.65%     2,154,673     1.334786        2,876,027
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.70%     4,360,196     1.331955        5,807,584
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.75%     2,285,619     1.329112        3,037,844
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.80%       292,315     1.326259          387,685
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.85%     2,644,713     1.323438        3,500,113
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.90%       860,777     1.320601        1,136,743
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.95%       469,731     1.320044          620,066
AIM V.I. Capital Appreciation
 Fund -- Class I..............     2.00%     4,182,170     1.314973        5,499,441
AIM V.I. Capital Appreciation
 Fund -- Class I..............     2.05%     7,156,790     1.312159        9,390,845
AIM V.I. Capital Appreciation
 Fund -- Class I..............     2.10%       140,767     1.313300          184,869
AIM V.I. Capital Appreciation
 Fund -- Class I..............     2.15%     1,709,712     1.308236        2,236,707
AIM V.I. Capital Appreciation
 Fund -- Class I..............     2.20%     3,862,529     1.306014        5,044,517
AIM V.I. Capital Appreciation
 Fund -- Class I..............     2.25%       194,857     1.303219          253,941
AIM V.I. Capital Appreciation
 Fund -- Class I..............     2.30%       304,774     1.301483          396,658
AIM V.I. Capital Appreciation
 Fund -- Class I..............     2.35%     1,498,559     1.299340        1,947,138
AIM V.I. Capital Appreciation
 Fund -- Class I..............     2.40%       164,101     1.296559          212,767
AIM V.I. Capital Appreciation
 Fund -- Class I..............     2.45%       228,937     1.295260          296,532
AIM V.I. Capital Appreciation
 Fund -- Class I..............     2.50%       573,675     1.293952          742,308
AIM V.I. Capital Appreciation
 Fund -- Class I..............     2.55%        22,308     1.292664           28,837
AIM V.I. Core Equity Fund --
 Class S1.....................     0.85%            47    10.346561              484
AIM V.I. Core Equity Fund --
 Class S1.....................     0.95%           561    10.337894            5,801
AIM V.I. Core Equity Fund --
 Class S1.....................     1.35%         9,577    10.303277           98,679
AIM V.I. Core Equity Fund --
 Class S1.....................     1.40%           691    10.298970            7,113
AIM V.I. Core Equity Fund --
 Class S1.....................     1.55%           921    10.286021            9,475
AIM V.I. Core Equity Fund --
 Class S1.....................     1.60%         2,778    10.281714           28,567
AIM V.I. Core Equity Fund --
 Class S1.....................     1.65%         4,832    10.277412           49,659
AIM V.I. Core Equity Fund --
 Class S1.....................     1.70%         9,806    10.273096          100,736
AIM V.I. Core Equity Fund --
 Class S1.....................     1.75%         1,816    10.268792           18,652
AIM V.I. Core Equity Fund --
 Class S1.....................     1.85%        34,836    10.260189          357,425
AIM V.I. Core Equity Fund --
 Class S1.....................     1.90%        11,171    10.255897          114,565
AIM V.I. Core Equity Fund --
 Class S1.....................     2.00%           638    10.247300            6,534
AIM V.I. Core Equity Fund --
 Class S1.....................     2.05%         4,603    10.243002           47,150
AIM V.I. Core Equity Fund --
 Class S1.....................     2.15%         3,593    10.234417           36,773
AIM V.I. Core Equity Fund --
 Class S1.....................     2.20%        35,936    10.230135          367,626
AIM V.I. Core Equity Fund --
 Class S1.....................     2.25%         6,182    10.225847           63,213
AIM V.I. Core Equity Fund --
 Class S1.....................     2.50%           260    10.204436            2,651
AIM V.I. Demographic Trends
 Fund -- Class I..............     0.85%        31,848     1.315304           41,890
AIM V.I. Demographic Trends
 Fund -- Class I..............     0.95%        66,303     1.331350           88,273

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-16 ____________________________________

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
AIM V.I. Demographic Trends
 Fund -- Class I..............     1.10%         3,115   $ 1.322840  $         4,120
AIM V.I. Demographic Trends
 Fund -- Class I..............     1.15%         7,812     1.319988           10,312
AIM V.I. Demographic Trends
 Fund -- Class I..............     1.25%        22,868     1.313296           30,033
AIM V.I. Demographic Trends
 Fund -- Class I..............     1.30%        13,363     1.311542           17,526
AIM V.I. Demographic Trends
 Fund -- Class I..............     1.35%       625,865     1.309800          819,758
AIM V.I. Demographic Trends
 Fund -- Class I..............     1.40%     1,008,061     1.305960        1,316,488
AIM V.I. Demographic Trends
 Fund -- Class I..............     1.45%        17,991     1.304850           23,475
AIM V.I. Demographic Trends
 Fund -- Class I..............     1.50%        13,278     1.302617           17,296
AIM V.I. Demographic Trends
 Fund -- Class I..............     1.55%       110,460     1.297608          143,334
AIM V.I. Demographic Trends
 Fund -- Class I..............     1.60%       101,341     1.294806          131,217
AIM V.I. Demographic Trends
 Fund -- Class I..............     1.65%     1,469,897     1.292047        1,899,175
AIM V.I. Demographic Trends
 Fund -- Class I..............     1.70%     2,760,931     1.289305        3,559,682
AIM V.I. Demographic Trends
 Fund -- Class I..............     1.75%       706,353     1.286535          908,748
AIM V.I. Demographic Trends
 Fund -- Class I..............     1.80%       110,755     1.283798          142,187
AIM V.I. Demographic Trends
 Fund -- Class I..............     1.85%     1,420,245     1.281047        1,819,401
AIM V.I. Demographic Trends
 Fund -- Class I..............     1.90%       653,093     1.278307          834,854
AIM V.I. Demographic Trends
 Fund -- Class I..............     1.95%       212,577     1.277772          271,625
AIM V.I. Demographic Trends
 Fund -- Class I..............     2.00%     2,645,194     1.272854        3,366,946
AIM V.I. Demographic Trends
 Fund -- Class I..............     2.05%     4,157,882     1.270143        5,281,105
AIM V.I. Demographic Trends
 Fund -- Class I..............     2.10%        47,111     1.271234           59,890
AIM V.I. Demographic Trends
 Fund -- Class I..............     2.15%     1,401,257     1.266343        1,774,472
AIM V.I. Demographic Trends
 Fund -- Class I..............     2.20%     2,427,833     1.264187        3,069,235
AIM V.I. Demographic Trends
 Fund -- Class I..............     2.25%       113,906     1.261459          143,688
AIM V.I. Demographic Trends
 Fund -- Class I..............     2.30%       500,711     1.259789          630,790
AIM V.I. Demographic Trends
 Fund -- Class I..............     2.35%       533,501     1.257727          670,999
AIM V.I. Demographic Trends
 Fund -- Class I..............     2.40%       223,244     1.254998          280,171
AIM V.I. Demographic Trends
 Fund -- Class I..............     2.45%       104,379     1.253747          130,864
AIM V.I. Demographic Trends
 Fund -- Class I..............     2.50%       153,417     1.252494          192,154
AIM V.I. Government Securities
 Fund -- Class I..............     0.85%       215,688     1.099804          237,215
AIM V.I. Government Securities
 Fund -- Class I..............     0.95%     1,812,765     1.113189        2,017,950
AIM V.I. Government Securities
 Fund -- Class I..............     1.05%        51,547     1.089557           56,164
AIM V.I. Government Securities
 Fund -- Class I..............     1.10%        15,427     1.106084           17,064
AIM V.I. Government Securities
 Fund -- Class I..............     1.15%       194,994     1.103694          215,213
AIM V.I. Government Securities
 Fund -- Class I..............     1.25%       248,313     1.098135          272,681
AIM V.I. Government Securities
 Fund -- Class I..............     1.30%       549,554     1.096649          602,668
AIM V.I. Government Securities
 Fund -- Class I..............     1.35%    23,646,936     1.095213       25,898,432
AIM V.I. Government Securities
 Fund -- Class I..............     1.40%    15,478,887     1.091969       16,902,464
AIM V.I. Government Securities
 Fund -- Class I..............     1.45%       309,849     1.091055          338,062
AIM V.I. Government Securities
 Fund -- Class I..............     1.50%         8,539     1.089167            9,300
AIM V.I. Government Securities
 Fund -- Class I..............     1.55%     7,202,820     1.084994        7,815,016
AIM V.I. Government Securities
 Fund -- Class I..............     1.60%     1,408,178     1.082694        1,524,626
AIM V.I. Government Securities
 Fund -- Class I..............     1.65%    26,303,515     1.080337       28,416,660
AIM V.I. Government Securities
 Fund -- Class I..............     1.70%    59,642,198     1.078055       64,297,569
AIM V.I. Government Securities
 Fund -- Class I..............     1.75%    16,869,966     1.075738       18,147,664
AIM V.I. Government Securities
 Fund -- Class I..............     1.80%     1,374,317     1.073427        1,475,229
AIM V.I. Government Securities
 Fund -- Class I..............     1.85%    48,349,577     1.071178       51,791,003
AIM V.I. Government Securities
 Fund -- Class I..............     1.90%    12,506,363     1.068855       13,367,489
AIM V.I. Government Securities
 Fund -- Class I..............     1.95%     3,340,418     1.068416        3,568,956

_____________________________________ SA-17 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
AIM V.I. Government Securities
 Fund -- Class I..............     2.00%    35,305,828   $ 1.064301  $    37,576,028
AIM V.I. Government Securities
 Fund -- Class I..............     2.05%    63,924,334     1.062000       67,887,643
AIM V.I. Government Securities
 Fund -- Class I..............     2.10%       733,279     1.062971          779,454
AIM V.I. Government Securities
 Fund -- Class I..............     2.15%    37,526,634     1.058847       39,734,964
AIM V.I. Government Securities
 Fund -- Class I..............     2.20%    85,358,891     1.057012       90,225,371
AIM V.I. Government Securities
 Fund -- Class I..............     2.25%     2,146,584     1.054793        2,264,202
AIM V.I. Government Securities
 Fund -- Class I..............     2.30%     2,113,032     1.053350        2,225,762
AIM V.I. Government Securities
 Fund -- Class I..............     2.35%     5,234,488     1.051614        5,504,661
AIM V.I. Government Securities
 Fund -- Class I..............     2.40%     1,972,631     1.049381        2,070,042
AIM V.I. Government Securities
 Fund -- Class I..............     2.45%     3,813,781     1.048317        3,998,052
AIM V.I. Government Securities
 Fund -- Class I..............     2.50%    10,754,016     1.047274       11,262,402
AIM V.I. Government Securities
 Fund -- Class I..............     2.55%        99,525     1.046223          104,125
AIM V.I. International Growth
 Fund -- Class I..............     0.85%        40,858     1.668706           68,180
AIM V.I. International Growth
 Fund -- Class I..............     0.95%       213,595     1.689042          360,772
AIM V.I. International Growth
 Fund -- Class I..............     1.10%        91,329     1.678220          153,271
AIM V.I. International Growth
 Fund -- Class I..............     1.15%        20,433     1.674665           34,218
AIM V.I. International Growth
 Fund -- Class I..............     1.25%        18,756     1.666171           31,250
AIM V.I. International Growth
 Fund -- Class I..............     1.30%        32,871     1.663936           54,695
AIM V.I. International Growth
 Fund -- Class I..............     1.35%     1,186,432     1.661728        1,971,528
AIM V.I. International Growth
 Fund -- Class I..............     1.40%     1,570,021     1.656856        2,601,299
AIM V.I. International Growth
 Fund -- Class I..............     1.45%       158,167     1.655430          261,835
AIM V.I. International Growth
 Fund -- Class I..............     1.55%       396,268     1.646243          652,354
AIM V.I. International Growth
 Fund -- Class I..............     1.60%       256,946     1.642733          422,094
AIM V.I. International Growth
 Fund -- Class I..............     1.65%     2,227,872     1.639240        3,652,017
AIM V.I. International Growth
 Fund -- Class I..............     1.70%     3,337,464     1.635727        5,459,180
AIM V.I. International Growth
 Fund -- Class I..............     1.75%     1,353,257     1.632226        2,208,821
AIM V.I. International Growth
 Fund -- Class I..............     1.80%        74,925     1.628742          122,033
AIM V.I. International Growth
 Fund -- Class I..............     1.85%     3,815,673     1.625274        6,201,515
AIM V.I. International Growth
 Fund -- Class I..............     1.90%       914,013     1.621801        1,482,347
AIM V.I. International Growth
 Fund -- Class I..............     1.95%       368,160     1.621121          596,832
AIM V.I. International Growth
 Fund -- Class I..............     2.00%     3,646,940     1.614882        5,889,377
AIM V.I. International Growth
 Fund -- Class I..............     2.05%     6,374,725     1.611435       10,272,456
AIM V.I. International Growth
 Fund -- Class I..............     2.10%       173,208     1.612837          279,356
AIM V.I. International Growth
 Fund -- Class I..............     2.15%     2,194,611     1.606608        3,525,879
AIM V.I. International Growth
 Fund -- Class I..............     2.20%     4,900,318     1.603872        7,859,483
AIM V.I. International Growth
 Fund -- Class I..............     2.25%        90,922     1.600446          145,516
AIM V.I. International Growth
 Fund -- Class I..............     2.30%       309,778     1.598332          495,128
AIM V.I. International Growth
 Fund -- Class I..............     2.35%       934,746     1.595680        1,491,556
AIM V.I. International Growth
 Fund -- Class I..............     2.40%       177,635     1.592262          282,841
AIM V.I. International Growth
 Fund -- Class I..............     2.45%       340,045     1.590677          540,902
AIM V.I. International Growth
 Fund -- Class I..............     2.50%       874,425     1.589077        1,389,528
AIM V.I. International Growth
 Fund -- Class I..............     2.55%         8,851     1.587486           14,052
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     0.85%       320,680     1.521487          487,911
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     0.95%     3,243,987     1.540037        4,995,860
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     1.05%        84,628     1.507319          127,562
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     1.10%       314,442     1.530178          481,152
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     1.15%       241,826     1.526910          369,247
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     1.25%       553,534     1.519175          840,915

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-18 ____________________________________

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     1.30%     2,300,118   $ 1.517157  $     3,489,640
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     1.35%     6,356,277     1.515124        9,630,548
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     1.40%    11,670,414     1.510653       17,629,946
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     1.45%     1,525,323     1.509406        2,302,332
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     1.50%        19,522     1.506820           29,417
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     1.55%     2,994,808     1.501016        4,495,255
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     1.60%     2,216,305     1.497816        3,319,617
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     1.65%    14,959,877     1.494598       22,359,002
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     1.70%    28,216,443     1.491414       42,082,398
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     1.75%    15,227,031     1.488241       22,661,493
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     1.80%       587,298     1.485046          872,165
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     1.85%    15,511,415     1.481863       22,985,792
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     1.90%     5,699,990     1.478700        8,428,576
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     1.95%     2,315,277     1.478083        3,422,171
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     2.00%    24,851,033     1.472397       36,590,586
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     2.05%    58,829,113     1.469244       86,434,319
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     2.10%       923,432     1.470533        1,357,938
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     2.15%    11,799,852     1.464872       17,285,273
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     2.20%    31,475,699     1.462373       46,029,212
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     2.25%     2,107,652     1.459229        3,075,547
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     2.30%     1,106,830     1.457299        1,612,982
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     2.35%     4,299,134     1.454879        6,254,719
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     2.40%     1,712,627     1.451776        2,486,351
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     2.45%     1,479,381     1.450322        2,145,579
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     2.50%     3,973,846     1.448868        5,757,579
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     2.55%        43,428     1.447415           62,858
AIM V.I. Premier Equity
 Fund -- Class I..............     0.85%       106,882     1.083507          115,807
AIM V.I. Premier Equity
 Fund -- Class I..............     0.95%       487,221     1.096721          534,345
AIM V.I. Premier Equity
 Fund -- Class I..............     1.10%        41,736     1.089716           45,480
AIM V.I. Premier Equity
 Fund -- Class I..............     1.15%       169,593     1.087383          184,412
AIM V.I. Premier Equity
 Fund -- Class I..............     1.25%        98,662     1.081850          106,737
AIM V.I. Premier Equity
 Fund -- Class I..............     1.30%       337,330     1.080400          364,452
AIM V.I. Premier Equity
 Fund -- Class I..............     1.35%    18,213,910     1.078963       19,652,135
AIM V.I. Premier Equity
 Fund -- Class I..............     1.40%     5,867,819     1.075804        6,312,623
AIM V.I. Premier Equity
 Fund -- Class I..............     1.45%       125,944     1.074896          135,377
AIM V.I. Premier Equity
 Fund -- Class I..............     1.55%     4,361,408     1.068924        4,662,014
AIM V.I. Premier Equity
 Fund -- Class I..............     1.60%       763,396     1.066644          814,272
AIM V.I. Premier Equity
 Fund -- Class I..............     1.65%    15,860,733     1.064370       16,881,688
AIM V.I. Premier Equity
 Fund -- Class I..............     1.70%    35,444,702     1.062096       37,645,676
AIM V.I. Premier Equity
 Fund -- Class I..............     1.75%     6,451,973     1.059821        6,837,937
AIM V.I. Premier Equity
 Fund -- Class I..............     1.80%       600,418     1.057545          634,969
AIM V.I. Premier Equity
 Fund -- Class I..............     1.85%    38,604,794     1.055287       40,739,137
AIM V.I. Premier Equity
 Fund -- Class I..............     1.90%     7,563,465     1.053018        7,964,464
AIM V.I. Premier Equity
 Fund -- Class I..............     1.95%     2,155,289     1.052600        2,268,657
AIM V.I. Premier Equity
 Fund -- Class I..............     2.00%    21,188,649     1.048557       22,217,506
AIM V.I. Premier Equity
 Fund -- Class I..............     2.05%    32,344,560     1.046298       33,842,049
AIM V.I. Premier Equity
 Fund -- Class I..............     2.10%       450,186     1.047205          471,437
AIM V.I. Premier Equity
 Fund -- Class I..............     2.15%    29,703,949     1.043172       30,986,328

_____________________________________ SA-19 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
AIM V.I. Premier Equity
 Fund -- Class I..............     2.20%    63,750,181   $ 1.041406  $    66,389,823
AIM V.I. Premier Equity
 Fund -- Class I..............     2.25%       976,747     1.039179        1,015,015
AIM V.I. Premier Equity
 Fund -- Class I..............     2.30%     1,466,408     1.037780        1,521,809
AIM V.I. Premier Equity
 Fund -- Class I..............     2.35%     2,375,036     1.036074        2,460,713
AIM V.I. Premier Equity
 Fund -- Class I..............     2.40%     1,034,859     1.033860        1,069,899
AIM V.I. Premier Equity
 Fund -- Class I..............     2.45%     3,708,219     1.032813        3,829,896
AIM V.I. Premier Equity
 Fund -- Class I..............     2.50%     8,603,740     1.031788        8,877,236
AIM V.I. Premier Equity
 Fund -- Class I..............     2.55%       100,443     1.030760          103,533
AIM V.I. Small Cap Equity
 Fund -- Class S1.............     0.85%         1,058    12.475035           13,199
AIM V.I. Small Cap Equity
 Fund -- Class S1.............     0.95%         8,039    12.533058          100,754
AIM V.I. Small Cap Equity
 Fund -- Class S1.............     1.05%           153    12.420094            1,903
AIM V.I. Small Cap Equity
 Fund -- Class S1.............     1.15%         2,585    12.477838           32,254
AIM V.I. Small Cap Equity
 Fund -- Class S1.............     1.25%         1,326    12.450323           16,509
AIM V.I. Small Cap Equity
 Fund -- Class S1.............     1.30%         1,520    12.436593           18,909
AIM V.I. Small Cap Equity
 Fund -- Class S1.............     1.35%       101,692    12.422867        1,263,310
AIM V.I. Small Cap Equity
 Fund -- Class S1.............     1.40%        68,592    12.409184          851,165
AIM V.I. Small Cap Equity
 Fund -- Class S1.............     1.45%         6,287    12.395501           77,935
AIM V.I. Small Cap Equity
 Fund -- Class S1.............     1.55%        22,498    12.368155          278,264
AIM V.I. Small Cap Equity
 Fund -- Class S1.............     1.60%        11,437    12.354497          141,297
AIM V.I. Small Cap Equity
 Fund -- Class S1.............     1.65%       123,262    12.340865        1,521,157
AIM V.I. Small Cap Equity
 Fund -- Class S1.............     1.70%       224,158    12.327253        2,763,248
AIM V.I. Small Cap Equity
 Fund -- Class S1.............     1.75%        49,150    12.313666          605,217
AIM V.I. Small Cap Equity
 Fund -- Class S1.............     1.80%         9,660    12.300098          118,819
AIM V.I. Small Cap Equity
 Fund -- Class S1.............     1.85%       312,919    12.286509        3,844,684
AIM V.I. Small Cap Equity
 Fund -- Class S1.............     1.90%        31,392    12.272952          385,268
AIM V.I. Small Cap Equity
 Fund -- Class S1.............     1.95%        47,380    12.259425          580,853
AIM V.I. Small Cap Equity
 Fund -- Class S1.............     2.00%       159,754    12.245895        1,956,333
AIM V.I. Small Cap Equity
 Fund -- Class S1.............     2.05%       317,080    12.232387        3,878,648
AIM V.I. Small Cap Equity
 Fund -- Class S1.............     2.15%       234,596    12.205423        2,863,344
AIM V.I. Small Cap Equity
 Fund -- Class S1.............     2.20%       618,705    12.191948        7,543,216
AIM V.I. Small Cap Equity
 Fund -- Class S1.............     2.25%        17,670    12.178496          215,200
AIM V.I. Small Cap Equity
 Fund -- Class S1.............     2.30%         5,032    12.165068           61,211
AIM V.I. Small Cap Equity
 Fund -- Class S1.............     2.35%        23,805    12.151645          289,272
AIM V.I. Small Cap Equity
 Fund -- Class S1.............     2.45%        24,618    12.126114          298,523
AIM V.I. Small Cap Equity
 Fund -- Class S1.............     2.50%        57,949    12.113955          701,997
AIM V.I. Small Cap Equity
 Fund -- Class S1.............     2.55%         2,538    12.101844           30,717
AIM V.I. Large Cap Growth
 Fund -- Class S1.............     0.85%         1,438    10.809125           15,543
AIM V.I. Large Cap Growth
 Fund -- Class S1.............     0.95%         6,107    10.800061           65,958
AIM V.I. Large Cap Growth
 Fund -- Class S1.............     1.10%            25    10.786500              274
AIM V.I. Large Cap Growth
 Fund -- Class S1.............     1.35%         1,910    10.763925           20,562
AIM V.I. Large Cap Growth
 Fund -- Class S1.............     1.40%         2,492    10.759411           26,811
AIM V.I. Large Cap Growth
 Fund -- Class S1.............     1.55%         1,969    10.745891           21,160
AIM V.I. Large Cap Growth
 Fund -- Class S1.............     1.65%         1,638    10.736887           17,591
AIM V.I. Large Cap Growth
 Fund -- Class S1.............     1.70%        16,930    10.732403          181,703
AIM V.I. Large Cap Growth
 Fund -- Class S1.............     1.75%        10,695    10.727894          114,732
AIM V.I. Large Cap Growth
 Fund -- Class S1.............     1.85%        38,310    10.718909          410,638
AIM V.I. Large Cap Growth
 Fund -- Class S1.............     1.90%         2,310    10.714415           24,748
AIM V.I. Large Cap Growth
 Fund -- Class S1.............     2.00%         1,311    10.705432           14,036

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-20 ____________________________________

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
AIM V.I. Large Cap Growth
 Fund -- Class S1.............     2.05%       104,246   $10.700951  $     1,115,536
AIM V.I. Large Cap Growth
 Fund -- Class S1.............     2.15%         6,882    10.691985           73,586
AIM V.I. Large Cap Growth
 Fund -- Class S1.............     2.20%        57,545    10.687511          615,008
AIM V.I. Large Cap Growth
 Fund -- Class S1.............     2.25%           110    10.683035            1,180
AIM V.I. Large Cap Growth
 Fund -- Class S1.............     2.30%         4,701    10.678557           50,202
AIM V.I. Large Cap Growth
 Fund -- Class S1.............     2.35%        16,503    10.674076          176,155
AIM V.I. Large Cap Growth
 Fund -- Class S1.............     2.50%         4,766    10.660671           50,811
AIM V.I. Large Cap Growth
 Fund -- Class S1.............     2.55%           462    10.656209            4,927
American Funds Asset
 Allocation Fund --
 Class 2......................     0.55%        10,469    12.793383          133,928
American Funds Asset
 Allocation Fund --
 Class 2......................     0.70%         1,451    12.696008           18,419
American Funds Asset
 Allocation Fund --
 Class 2......................     0.85%       941,549    12.967584       12,209,610
American Funds Asset
 Allocation Fund --
 Class 2......................     0.95%     6,708,148    13.180773       88,418,573
American Funds Asset
 Allocation Fund --
 Class 2......................     1.05%       179,344    11.830922        2,121,801
American Funds Asset
 Allocation Fund --
 Class 2......................     1.10%       397,145    13.058519        5,186,128
American Funds Asset
 Allocation Fund --
 Class 2......................     1.15%       490,084    13.051712        6,396,440
American Funds Asset
 Allocation Fund --
 Class 2......................     1.25%       693,946    12.947888        8,985,132
American Funds Asset
 Allocation Fund --
 Class 2......................     1.30%     2,833,979    12.930624       36,645,120
American Funds Asset
 Allocation Fund --
 Class 2......................     1.35%     5,027,328    12.913361       64,919,696
American Funds Asset
 Allocation Fund --
 Class 2......................     1.40%    11,994,710    11.896916      142,700,055
American Funds Asset
 Allocation Fund --
 Class 2......................     1.45%     2,050,863    12.864507       26,383,342
American Funds Asset
 Allocation Fund --
 Class 2......................     1.50%        35,373    12.842534          454,283
American Funds Asset
 Allocation Fund --
 Class 2......................     1.55%     2,890,612    11.781447       34,055,591
American Funds Asset
 Allocation Fund --
 Class 2......................     1.60%     1,541,448    11.780381       18,158,845
American Funds Asset
 Allocation Fund --
 Class 2......................     1.65%    11,475,912    11.705102      134,326,718
American Funds Asset
 Allocation Fund --
 Class 2......................     1.70%    16,417,503    11.962994      196,402,493
American Funds Asset
 Allocation Fund --
 Class 2......................     1.75%     7,302,134    11.666078       85,187,261
American Funds Asset
 Allocation Fund --
 Class 2......................     1.80%       713,551    11.595892        8,274,258
American Funds Asset
 Allocation Fund --
 Class 2......................     1.85%     8,374,800    11.869223       99,402,373
American Funds Asset
 Allocation Fund --
 Class 2......................     1.90%     2,574,395    11.845822       30,495,823
American Funds Asset
 Allocation Fund --
 Class 2......................     1.95%       946,620    11.586597       10,968,107
American Funds Asset
 Allocation Fund --
 Class 2......................     2.00%     9,555,284    11.482296      109,716,603
American Funds Asset
 Allocation Fund --
 Class 2......................     2.05%    20,810,185    11.752998      244,582,067
American Funds Asset
 Allocation Fund --
 Class 2......................     2.10%       252,106    11.527325        2,906,105
American Funds Asset
 Allocation Fund --
 Class 2......................     2.15%     4,926,092    11.423598       56,273,690
American Funds Asset
 Allocation Fund --
 Class 2......................     2.20%    12,020,051    11.404085      137,077,687
American Funds Asset
 Allocation Fund --
 Class 2......................     2.25%       892,989    11.672916       10,423,791
American Funds Asset
 Allocation Fund --
 Class 2......................     2.30%       410,740    11.657339        4,788,137
American Funds Asset
 Allocation Fund --
 Class 2......................     2.35%     1,365,172    11.345746       15,488,892
American Funds Asset
 Allocation Fund --
 Class 2......................     2.40%       617,730    11.613211        7,173,829
American Funds Asset
 Allocation Fund --
 Class 2......................     2.45%       410,814    11.601583        4,766,090
American Funds Asset
 Allocation Fund --
 Class 2......................     2.50%     1,170,976    11.589990       13,571,600
American Funds Asset
 Allocation Fund --
 Class 2......................     2.55%         8,647    11.578387          100,122
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     0.55%        14,032     1.092544           15,330
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     0.70%         9,170     1.085217            9,951
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     0.85%     7,007,140     1.059379        7,423,217
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     0.95%    54,865,607     1.073089       58,875,680
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     1.05%       911,068     1.048963          955,676
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     1.10%     2,323,102     1.065886        2,476,162

_____________________________________ SA-21 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     1.15%     3,951,515   $ 1.063504  $     4,202,452
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     1.25%     7,197,056     1.057767        7,612,808
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     1.30%    27,100,398     1.056341       28,627,262
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     1.35%    39,978,950     1.054958       42,176,113
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     1.40%    98,244,586     1.051634      103,317,347
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     1.45%    16,742,235     1.050941       17,595,102
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     1.50%       278,258     1.049162          291,938
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     1.55%    17,788,179     1.044575       18,581,087
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     1.60%    19,223,212     1.042232       20,035,046
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     1.65%    76,680,017     1.039903       79,739,780
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     1.70%   127,132,488     1.037570      131,908,855
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     1.75%    92,349,992     1.035228       95,603,298
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     1.80%     4,741,482     1.032882        4,897,392
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     1.85%    66,704,039     1.030581       68,743,916
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     1.90%    26,199,723     1.028275       26,940,520
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     1.95%     9,173,357     1.028172        9,431,788
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     2.00%    83,621,671     1.023665       85,600,578
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     2.05%   217,155,128     1.021353      221,792,042
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     2.10%     4,282,015     1.022925        4,380,180
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     2.15%    39,845,530     1.018419       40,579,444
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     2.20%    95,375,653     1.016675       96,966,042
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     2.25%    10,628,372     1.014404       10,781,463
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     2.30%     4,456,499     1.013034        4,514,585
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     2.35%    13,973,582     1.011478       14,133,971
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     2.40%     7,333,195     1.009236        7,400,925
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     2.45%     3,923,660     1.008219        3,955,908
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     2.50%    10,966,598     1.007205       11,045,612
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     2.55%       187,591     1.006214          188,757
American Funds Bond Fund --
 Class 2......................     0.55%         2,141    13.547855           29,012
American Funds Bond Fund --
 Class 2......................     0.85%       317,664    13.586510        4,315,948
American Funds Bond Fund --
 Class 2......................     0.95%     2,384,631    13.809832       32,931,353
American Funds Bond Fund --
 Class 2......................     1.05%        53,394    13.224568          706,113
American Funds Bond Fund --
 Class 2......................     1.10%       124,249    13.681727        1,699,935
American Funds Bond Fund --
 Class 2......................     1.15%       184,101    13.674598        2,517,502
American Funds Bond Fund --
 Class 2......................     1.25%       239,587    13.565847        3,250,197
American Funds Bond Fund --
 Class 2......................     1.30%     1,059,979    13.547759       14,360,337
American Funds Bond Fund --
 Class 2......................     1.35%     2,437,527    13.529681       32,978,964
American Funds Bond Fund --
 Class 2......................     1.40%     6,531,694    13.298317       86,860,537
American Funds Bond Fund --
 Class 2......................     1.45%       744,650    13.478467       10,036,745
American Funds Bond Fund --
 Class 2......................     1.50%        11,896    13.455458          160,067
American Funds Bond Fund --
 Class 2......................     1.55%     1,339,740    13.169233       17,643,348
American Funds Bond Fund --
 Class 2......................     1.60%     1,021,171    13.168084       13,446,860
American Funds Bond Fund --
 Class 2......................     1.65%     6,386,642    13.083910       83,562,254
American Funds Bond Fund --
 Class 2......................     1.70%     9,884,309    12.617146      124,711,767
American Funds Bond Fund --
 Class 2......................     1.75%     4,371,038    13.040295       56,999,629
American Funds Bond Fund --
 Class 2......................     1.80%       455,000    12.961883        5,897,657
American Funds Bond Fund --
 Class 2......................     1.85%     4,943,550    12.518275       61,884,718
American Funds Bond Fund --
 Class 2......................     1.90%     1,794,457    12.493623       22,419,264

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-22 ____________________________________

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
American Funds Bond Fund --
 Class 2......................     1.95%       437,921   $12.951452  $     5,671,707
American Funds Bond Fund --
 Class 2......................     2.00%     6,164,448    12.834965       79,120,474
American Funds Bond Fund --
 Class 2......................     2.05%    12,481,391    12.395712      154,715,728
American Funds Bond Fund --
 Class 2......................     2.10%       168,763    12.885198        2,174,543
American Funds Bond Fund --
 Class 2......................     2.15%     3,196,949    12.769303       40,822,806
American Funds Bond Fund --
 Class 2......................     2.20%     7,692,562    12.747509       98,060,999
American Funds Bond Fund --
 Class 2......................     2.25%       543,929    12.311263        6,696,453
American Funds Bond Fund --
 Class 2......................     2.30%       337,645    12.294833        4,151,287
American Funds Bond Fund --
 Class 2......................     2.35%       772,789     12.68229        9,800,732
American Funds Bond Fund --
 Class 2......................     2.40%       491,419     12.24828        6,019,035
American Funds Bond Fund --
 Class 2......................     2.45%       285,282    12.236027        3,490,724
American Funds Bond Fund --
 Class 2......................     2.50%       894,408    12.223762       10,933,034
American Funds Bond Fund --
 Class 2......................     2.55%        19,542    12.211532          238,633
American Funds Global Growth
 Fund -- Class 2..............     0.55%         3,327    12.151586           40,432
American Funds Global Growth
 Fund -- Class 2..............     0.85%       289,297    13.282208        3,842,498
American Funds Global Growth
 Fund -- Class 2..............     0.95%     2,293,916    13.500633       30,969,313
American Funds Global Growth
 Fund -- Class 2..............     1.05%        35,628    13.298451          473,793
American Funds Global Growth
 Fund -- Class 2..............     1.10%       167,520    13.375337        2,240,641
American Funds Global Growth
 Fund -- Class 2..............     1.15%       153,130      13.3684        2,047,110
American Funds Global Growth
 Fund -- Class 2..............     1.25%       329,118    13.262029        4,364,768
American Funds Global Growth
 Fund -- Class 2..............     1.30%       710,616    13.244352        9,411,645
American Funds Global Growth
 Fund -- Class 2..............     1.35%     1,643,374    13.226692       21,736,397
American Funds Global Growth
 Fund -- Class 2..............     1.40%     4,933,125    13.372654       65,968,976
American Funds Global Growth
 Fund -- Class 2..............     1.45%       734,796    13.176629        9,682,139
American Funds Global Growth
 Fund -- Class 2..............     1.50%         8,195    13.154122          107,792
American Funds Global Growth
 Fund -- Class 2..............     1.55%       868,527    13.242871       11,501,790
American Funds Global Growth
 Fund -- Class 2..............     1.60%       602,638    13.241634        7,979,910
American Funds Global Growth
 Fund -- Class 2..............     1.65%     3,265,568    13.157006       42,965,095
American Funds Global Growth
 Fund -- Class 2..............     1.70%     5,722,998    10.241449       58,611,796
American Funds Global Growth
 Fund -- Class 2..............     1.75%     2,255,929    13.113143       29,582,322
American Funds Global Growth
 Fund -- Class 2..............     1.80%       214,139    13.034264        2,791,149
American Funds Global Growth
 Fund -- Class 2..............     1.85%     3,762,629    10.161112       38,232,490
American Funds Global Growth
 Fund -- Class 2..............     1.90%     1,277,768    10.141085       12,957,952
American Funds Global Growth
 Fund -- Class 2..............     1.95%       292,045    13.023825        3,803,546
American Funds Global Growth
 Fund -- Class 2..............     2.00%     2,487,966    12.906509       32,110,958
American Funds Global Growth
 Fund -- Class 2..............     2.05%     8,295,583    10.061588       83,466,733
American Funds Global Growth
 Fund -- Class 2..............     2.10%        66,941    12.957217          867,371
American Funds Global Growth
 Fund -- Class 2..............     2.15%     1,321,010    12.840563       16,962,509
American Funds Global Growth
 Fund -- Class 2..............     2.20%     3,673,730    12.818635       47,092,204
American Funds Global Growth
 Fund -- Class 2..............     2.25%       410,428     9.993039        4,101,419
American Funds Global Growth
 Fund -- Class 2..............     2.30%       160,665     9.979720        1,603,394
American Funds Global Growth
 Fund -- Class 2..............     2.35%       524,279    12.753082        6,686,170
American Funds Global Growth
 Fund -- Class 2..............     2.40%       381,411     9.941952        3,791,969
American Funds Global Growth
 Fund -- Class 2..............     2.45%       216,428     9.110777        1,971,827
American Funds Global Growth
 Fund -- Class 2..............     2.50%       801,478     9.101673        7,294,787
American Funds Global Growth
 Fund -- Class 2..............     2.55%         7,732     9.092566           70,308
American Funds Growth Fund --
 Class 2......................     0.55%         8,525    10.606836           90,419
American Funds Growth Fund --
 Class 2......................     0.70%         4,457    10.526063           46,910

_____________________________________ SA-23 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
American Funds Growth Fund --
 Class 2......................     0.85%     1,267,837   $13.810812  $    17,509,856
American Funds Growth Fund --
 Class 2......................     0.95%     8,222,585    14.038034      115,428,934
American Funds Growth Fund --
 Class 2......................     1.05%       179,698    13.220673        2,375,730
American Funds Growth Fund --
 Class 2......................     1.10%       385,720    13.907753        5,364,505
American Funds Growth Fund --
 Class 2......................     1.15%       709,161    13.900487        9,857,681
American Funds Growth Fund --
 Class 2......................     1.25%     1,040,727    13.789864       14,351,479
American Funds Growth Fund --
 Class 2......................     1.30%     3,509,936    13.771486       48,337,036
American Funds Growth Fund --
 Class 2......................     1.35%     8,674,576    13.753099      119,302,301
American Funds Growth Fund --
 Class 2......................     1.40%    22,832,781    13.294487      303,550,104
American Funds Growth Fund --
 Class 2......................     1.45%     2,533,193    13.701076       34,707,468
American Funds Growth Fund --
 Class 2......................     1.50%        26,841    13.677659          367,120
American Funds Growth Fund --
 Class 2......................     1.55%     4,836,980    13.165428       63,680,915
American Funds Growth Fund --
 Class 2......................     1.60%     3,877,627    13.164221       51,045,935
American Funds Growth Fund --
 Class 2......................     1.65%    19,458,193    13.080072      254,514,569
American Funds Growth Fund --
 Class 2......................     1.70%    41,182,484     9.121327      375,638,907
American Funds Growth Fund --
 Class 2......................     1.75%    13,300,027    13.036386      173,384,289
American Funds Growth Fund --
 Class 2......................     1.80%     1,379,502    12.957983       17,875,567
American Funds Growth Fund --
 Class 2......................     1.85%    28,889,337     9.049791      261,442,460
American Funds Growth Fund --
 Class 2......................     1.90%     7,847,140     9.031928       70,874,806
American Funds Growth Fund --
 Class 2......................     1.95%     1,662,427    12.947608       21,524,454
American Funds Growth Fund --
 Class 2......................     2.00%    21,099,772    12.831030      270,731,804
American Funds Growth Fund --
 Class 2......................     2.05%    66,244,184     8.961068      593,618,640
American Funds Growth Fund --
 Class 2......................     2.10%       498,929    12.881416        6,426,912
American Funds Growth Fund --
 Class 2......................     2.15%    13,599,502    12.765434      173,603,539
American Funds Growth Fund --
 Class 2......................     2.20%    30,403,796    12.743632      387,454,782
American Funds Growth Fund --
 Class 2......................     2.25%     2,744,458     8.900042       24,425,794
American Funds Growth Fund --
 Class 2......................     2.30%     1,608,473     8.888164       14,296,369
American Funds Growth Fund --
 Class 2......................     2.35%     3,341,356    12.678468       42,363,279
American Funds Growth Fund --
 Class 2......................     2.40%     1,644,547     8.854519       14,561,674
American Funds Growth Fund --
 Class 2......................     2.45%     2,089,926      8.87904       18,556,532
American Funds Growth Fund --
 Class 2......................     2.50%     5,502,536     8.870148       48,808,305
American Funds Growth Fund --
 Class 2......................     2.55%        65,623     8.861284          581,508
American Funds Growth-Income
 Fund -- Class 2..............     0.55%        14,103    13.131137          185,184
American Funds Growth-Income
 Fund -- Class 2..............     0.70%         2,069    13.031189           26,957
American Funds Growth-Income
 Fund -- Class 2..............     0.85%     1,938,832    13.864101       26,880,164
American Funds Growth-Income
 Fund -- Class 2..............     0.95%    12,171,511    14.092055      171,521,606
American Funds Growth-Income
 Fund -- Class 2..............     1.05%       260,447    12.264116        3,194,157
American Funds Growth-Income
 Fund -- Class 2..............     1.10%       600,176    13.961308        8,379,238
American Funds Growth-Income
 Fund -- Class 2..............     1.15%       897,964    13.954008       12,530,191
American Funds Growth-Income
 Fund -- Class 2..............     1.25%     1,434,942    13.843027       19,863,942
American Funds Growth-Income
 Fund -- Class 2..............     1.30%     4,893,258    13.824560       67,647,144
American Funds Growth-Income
 Fund -- Class 2..............     1.35%     9,763,205    13.806136      134,792,135
American Funds Growth-Income
 Fund -- Class 2..............     1.40%    31,215,176    12.332540      384,962,406
American Funds Growth-Income
 Fund -- Class 2..............     1.45%     3,334,338    13.753856       45,860,002
American Funds Growth-Income
 Fund -- Class 2..............     1.50%        31,577    13.730403          433,558
American Funds Growth-Income
 Fund -- Class 2..............     1.55%     6,115,735    12.212832       74,690,449
American Funds Growth-Income
 Fund -- Class 2..............     1.60%     4,712,177    12.211771       57,544,025
American Funds Growth-Income
 Fund -- Class 2..............     1.65%    20,433,276    12.133730      247,931,851

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-24 ____________________________________

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
American Funds Growth-Income
 Fund -- Class 2..............     1.70%    30,950,458   $12.297253  $   380,605,615
American Funds Growth-Income
 Fund -- Class 2..............     1.75%    16,401,435    12.093219      198,346,145
American Funds Growth-Income
 Fund -- Class 2..............     1.80%     1,713,748    12.020463       20,600,044
American Funds Growth-Income
 Fund -- Class 2..............     1.85%    21,755,183    12.200825      265,431,181
American Funds Growth-Income
 Fund -- Class 2..............     1.90%     5,898,006    12.176779       71,818,717
American Funds Growth-Income
 Fund -- Class 2..............     1.95%     1,770,595    12.010838       21,266,334
American Funds Growth-Income
 Fund -- Class 2..............     2.00%    21,332,986    11.902747      253,921,132
American Funds Growth-Income
 Fund -- Class 2..............     2.05%    41,802,992    12.081342      505,036,244
American Funds Growth-Income
 Fund -- Class 2..............     2.10%       617,507    11.949429        7,378,858
American Funds Growth-Income
 Fund -- Class 2..............     2.15%    15,289,762    11.841883      181,059,578
American Funds Growth-Income
 Fund -- Class 2..............     2.20%    30,745,366    11.821667      363,461,473
American Funds Growth-Income
 Fund -- Class 2..............     2.25%     1,782,343    11.999034       21,386,396
American Funds Growth-Income
 Fund -- Class 2..............     2.30%       944,255    11.983014       11,315,020
American Funds Growth-Income
 Fund -- Class 2..............     2.35%     3,382,100    11.761183       39,777,500
American Funds Growth-Income
 Fund -- Class 2..............     2.40%     1,317,810    11.937656       15,731,558
American Funds Growth-Income
 Fund -- Class 2..............     2.45%     1,742,888    12.099317       21,087,751
American Funds Growth-Income
 Fund -- Class 2..............     2.50%     3,941,635    12.087207       47,643,362
American Funds Growth-Income
 Fund -- Class 2..............     2.55%        56,514    12.075123          682,419
American Funds International
 Fund -- Class 2..............     0.55%         3,909    12.559161           49,090
American Funds International
 Fund -- Class 2..............     0.70%         1,550    12.463539           19,316
American Funds International
 Fund -- Class 2..............     0.85%       455,205    13.330608        6,068,153
American Funds International
 Fund -- Class 2..............     0.95%     1,651,710    13.549838       22,380,409
American Funds International
 Fund -- Class 2..............     1.05%        42,459    13.936364          591,720
American Funds International
 Fund -- Class 2..............     1.10%        87,531    13.424100        1,175,024
American Funds International
 Fund -- Class 2..............     1.15%       157,448    13.417097        2,112,501
American Funds International
 Fund -- Class 2..............     1.25%       231,706    13.310369        3,084,092
American Funds International
 Fund -- Class 2..............     1.30%       454,692    13.292623        6,044,052
American Funds International
 Fund -- Class 2..............     1.35%     2,812,547    13.274910       37,336,311
American Funds International
 Fund -- Class 2..............     1.40%     6,360,146    14.014181       89,132,243
American Funds International
 Fund -- Class 2..............     1.45%       427,261    13.224675        5,650,392
American Funds International
 Fund -- Class 2..............     1.50%         2,965     13.20207           39,148
American Funds International
 Fund -- Class 2..............     1.55%     1,359,494    13.878132       18,867,238
American Funds International
 Fund -- Class 2..............     1.60%     1,036,270    13.876899       14,380,220
American Funds International
 Fund -- Class 2..............     1.65%     4,143,852    13.788217       57,136,335
American Funds International
 Fund -- Class 2..............     1.70%     8,328,370    10.540819       87,787,840
American Funds International
 Fund -- Class 2..............     1.75%     3,042,413    13.742204       41,809,465
American Funds International
 Fund -- Class 2..............     1.80%       313,879    13.659561        4,287,454
American Funds International
 Fund -- Class 2..............     1.85%     6,478,572    10.458200       67,754,207
American Funds International
 Fund -- Class 2..............     1.90%     2,044,761    10.437555       21,342,309
American Funds International
 Fund -- Class 2..............     1.95%       391,078    13.648603        5,337,673
American Funds International
 Fund -- Class 2..............     2.00%     3,486,828    13.525726       47,161,885
American Funds International
 Fund -- Class 2..............     2.05%    11,331,477    10.355704      117,345,419
American Funds International
 Fund -- Class 2..............     2.10%       162,780    13.578833        2,210,364
American Funds International
 Fund -- Class 2..............     2.15%     3,129,143    13.456590       42,107,590
American Funds International
 Fund -- Class 2..............     2.20%     8,369,920    13.433597      112,438,137
American Funds International
 Fund -- Class 2..............     2.25%       451,437    10.285215        4,643,130
American Funds International
 Fund -- Class 2..............     2.30%       335,874    10.271464        3,449,916
American Funds International
 Fund -- Class 2..............     2.35%       569,191    13.364926        7,607,197

_____________________________________ SA-25 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
American Funds International
 Fund -- Class 2..............     2.40%       522,234   $10.232625  $     5,343,822
American Funds International
 Fund -- Class 2..............     2.45%       486,312     9.345269        4,544,717
American Funds International
 Fund -- Class 2..............     2.50%     1,642,053     9.335922       15,330,077
American Funds International
 Fund -- Class 2..............     2.55%        12,018     9.326581          112,088
American Funds New World
 Fund -- Class 2..............     0.55%         2,642    17.637753           46,593
American Funds New World
 Fund -- Class 2..............     0.70%         1,240    17.503561           21,709
American Funds New World
 Fund -- Class 2..............     0.85%        99,197    17.897502        1,775,378
American Funds New World
 Fund -- Class 2..............     0.95%       310,703    18.191741        5,652,227
American Funds New World
 Fund -- Class 2..............     1.05%         9,596    16.789842          161,108
American Funds New World
 Fund -- Class 2..............     1.10%        46,729    18.022950          842,198
American Funds New World
 Fund -- Class 2..............     1.15%        36,017    18.013583          648,792
American Funds New World
 Fund -- Class 2..............     1.25%        43,876    17.870317          784,082
American Funds New World
 Fund -- Class 2..............     1.30%        59,212    17.846478        1,056,731
American Funds New World
 Fund -- Class 2..............     1.35%       562,565    17.822707       10,026,426
American Funds New World
 Fund -- Class 2..............     1.40%     1,438,081    16.883506       24,279,851
American Funds New World
 Fund -- Class 2..............     1.45%        64,257    17.755246        1,140,904
American Funds New World
 Fund -- Class 2..............     1.50%           297    17.724939            5,268
American Funds New World
 Fund -- Class 2..............     1.55%       280,180    16.719672        4,684,526
American Funds New World
 Fund -- Class 2..............     1.60%       121,608    16.718171        2,033,057
American Funds New World
 Fund -- Class 2..............     1.65%     1,047,123    16.611307       17,394,078
American Funds New World
 Fund -- Class 2..............     1.70%     1,541,884    15.697696       24,204,019
American Funds New World
 Fund -- Class 2..............     1.75%       693,109    16.555925       11,475,069
American Funds New World
 Fund -- Class 2..............     1.80%        44,886    16.456314          738,652
American Funds New World
 Fund -- Class 2..............     1.85%     1,135,070    15.574668       17,678,337
American Funds New World
 Fund -- Class 2..............     1.90%       423,060     15.54395        6,576,031
American Funds New World
 Fund -- Class 2..............     1.95%        92,527    16.443174        1,521,444
American Funds New World
 Fund -- Class 2..............     2.00%       986,562    16.295158       16,076,180
American Funds New World
 Fund -- Class 2..............     2.05%     1,576,967    15.422126       24,320,182
American Funds New World
 Fund -- Class 2..............     2.10%        67,766    16.359094        1,108,588
American Funds New World
 Fund -- Class 2..............     2.15%       603,623    16.211848        9,785,844
American Funds New World
 Fund -- Class 2..............     2.20%     1,812,247    16.184177       29,329,729
American Funds New World
 Fund -- Class 2..............     2.25%       106,443    15.317077        1,630,392
American Funds New World
 Fund -- Class 2..............     2.30%        31,250    15.296657          478,016
American Funds New World
 Fund -- Class 2..............     2.35%       188,981    16.101432        3,042,857
American Funds New World
 Fund -- Class 2..............     2.40%        67,790    15.238782        1,033,035
American Funds New World
 Fund -- Class 2..............     2.45%        67,064    15.223536        1,020,945
American Funds New World
 Fund -- Class 2..............     2.50%       250,368    15.208322        3,807,672
American Funds New World
 Fund -- Class 2..............     2.55%           890    15.193093           13,522
American Funds Global Small
 Capitalization Fund --
 Class 2......................     0.85%        82,700    16.376893        1,354,370
American Funds Global Small
 Capitalization Fund --
 Class 2......................     0.95%       532,796    16.646151        8,868,996
American Funds Global Small
 Capitalization Fund --
 Class 2......................     1.05%        12,483    17.265075          215,525
American Funds Global Small
 Capitalization Fund --
 Class 2......................     1.10%        54,204    16.491730          893,911
American Funds Global Small
 Capitalization Fund --
 Class 2......................     1.15%        39,209    16.483116          646,290
American Funds Global Small
 Capitalization Fund --
 Class 2......................     1.25%       118,152    16.352004        1,932,023
American Funds Global Small
 Capitalization Fund --
 Class 2......................     1.30%       190,813    16.330207        3,116,010
American Funds Global Small
 Capitalization Fund --
 Class 2......................     1.35%       857,677    16.308446       13,987,383
American Funds Global Small
 Capitalization Fund --
 Class 2......................     1.40%     2,147,179    17.361379       37,277,986
American Funds Global Small
 Capitalization Fund --
 Class 2......................     1.45%       213,422    16.246757        3,467,422

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-26 ____________________________________

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
American Funds Global Small
 Capitalization Fund --
 Class 2......................     1.50%           634   $16.219009  $        10,279
American Funds Global Small
 Capitalization Fund --
 Class 2......................     1.55%       397,172    17.192908        6,828,537
American Funds Global Small
 Capitalization Fund --
 Class 2......................     1.60%       333,325    17.191326        5,730,292
American Funds Global Small
 Capitalization Fund --
 Class 2......................     1.65%     1,534,725    17.081429       26,215,291
American Funds Global Small
 Capitalization Fund --
 Class 2......................     1.70%     3,050,019    12.647899       38,576,333
American Funds Global Small
 Capitalization Fund --
 Class 2......................     1.75%     1,004,532    17.024472       17,101,623
American Funds Global Small
 Capitalization Fund --
 Class 2......................     1.80%       126,965    16.922047        2,148,509
American Funds Global Small
 Capitalization Fund --
 Class 2......................     1.85%     2,604,775    12.548704       32,686,546
American Funds Global Small
 Capitalization Fund --
 Class 2......................     1.90%       839,081    12.523989       10,508,635
American Funds Global Small
 Capitalization Fund --
 Class 2......................     1.95%       127,096    16.908522        2,149,004
American Funds Global Small
 Capitalization Fund --
 Class 2......................     2.00%     1,871,012    16.756246       31,351,131
American Funds Global Small
 Capitalization Fund --
 Class 2......................     2.05%     3,977,548    12.425792       49,424,185
American Funds Global Small
 Capitalization Fund --
 Class 2......................     2.10%        71,685    16.822129        1,205,890
American Funds Global Small
 Capitalization Fund --
 Class 2......................     2.15%     1,308,281    16.670604       21,809,836
American Funds Global Small
 Capitalization Fund --
 Class 2......................     2.20%     2,899,356    16.642149       48,251,515
American Funds Global Small
 Capitalization Fund --
 Class 2......................     2.25%       213,745    12.341187        2,637,870
American Funds Global Small
 Capitalization Fund --
 Class 2......................     2.30%       234,726    12.324734        2,892,933
American Funds Global Small
 Capitalization Fund --
 Class 2......................     2.35%       270,515    16.557086        4,478,937
American Funds Global Small
 Capitalization Fund --
 Class 2......................     2.40%       134,604    12.278087        1,652,682
American Funds Global Small
 Capitalization Fund --
 Class 2......................     2.45%       182,410    12.107195        2,208,476
American Funds Global Small
 Capitalization Fund --
 Class 2......................     2.50%       476,926    12.095083        5,768,459
American Funds Global Small
 Capitalization Fund --
 Class 2......................     2.55%         1,303    12.083008           15,738
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     0.85%       295,756    13.581424        4,016,791
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     0.95%       873,414    13.669823       11,939,415
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     1.05%        70,901    13.509095          957,815
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     1.10%         5,065    13.615200           68,966
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     1.15%       139,727    13.597030        1,899,878
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     1.25%       179,437    13.560786        2,433,305
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     1.30%       374,711    13.542704        5,074,599
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     1.35%     2,468,471    13.524634       33,385,169
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     1.40%       861,688    13.506580       11,638,453
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     1.45%       575,122    13.488578        7,757,579
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     1.50%           502    13.470576            6,762
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     1.55%       547,691    13.452611        7,367,875
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     1.60%       141,951    13.434655        1,907,061
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     1.65%     2,205,117    13.416743       29,585,484
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     1.70%     4,408,958    13.398850       59,074,963
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     1.75%       896,424    13.380965       11,995,023
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     1.80%        68,102    13.363131          910,054
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     1.85%     4,897,207    13.345293       65,354,658
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     1.90%       820,496    13.327504       10,935,169
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     1.95%       250,640    13.309713        3,335,943
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     2.00%     2,528,040    13.291962       33,602,605
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     2.05%     4,576,147    13.274231       60,744,832
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     2.10%        39,282    13.256530          520,745
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     2.15%     2,842,147    13.238832       37,626,711
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     2.20%     8,372,490    13.221188      110,694,262
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     2.25%       235,543    13.203541        3,110,008

_____________________________________ SA-27 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     2.30%       178,385   $13.185932  $     2,352,179
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     2.35%       544,869    13.168344        7,175,027
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     2.40%        85,389    13.150762        1,122,930
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     2.45%       332,491    13.137605        4,368,140
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     2.50%       892,230    13.124449       11,710,031
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     2.55%        16,010    13.111329          209,916
Franklin Income Securities
 Fund -- Class 2..............     0.55%         1,455    13.933173           20,273
Franklin Income Securities
 Fund -- Class 2..............     0.85%       931,810    13.593697       12,666,742
Franklin Income Securities
 Fund -- Class 2..............     0.95%     1,513,968    13.730143       20,786,994
Franklin Income Securities
 Fund -- Class 2..............     1.05%       278,757    13.487558        3,759,746
Franklin Income Securities
 Fund -- Class 2..............     1.10%        12,397    13.654784          169,280
Franklin Income Securities
 Fund -- Class 2..............     1.15%       249,583    13.629761        3,401,757
Franklin Income Securities
 Fund -- Class 2..............     1.25%       212,362    13.573045        2,882,402
Franklin Income Securities
 Fund -- Class 2..............     1.30%       635,267    13.554926        8,610,997
Franklin Income Securities
 Fund -- Class 2..............     1.35%     5,383,744    13.536847       72,878,925
Franklin Income Securities
 Fund -- Class 2..............     1.40%     1,953,289    13.505289       26,379,732
Franklin Income Securities
 Fund -- Class 2..............     1.45%       950,768    13.485646       12,821,720
Franklin Income Securities
 Fund -- Class 2..............     1.50%         1,291    13.462636           17,382
Franklin Income Securities
 Fund -- Class 2..............     1.55%     1,430,580    13.431155       19,214,338
Franklin Income Securities
 Fund -- Class 2..............     1.60%       353,429    13.406529        4,738,251
Franklin Income Securities
 Fund -- Class 2..............     1.65%     6,192,434    13.381956       82,866,883
Franklin Income Securities
 Fund -- Class 2..............     1.70%    12,894,745    13.357413      172,240,433
Franklin Income Securities
 Fund -- Class 2..............     1.75%     3,407,185    13.332934       45,427,777
Franklin Income Securities
 Fund -- Class 2..............     1.80%       144,269    13.308489        1,920,004
Franklin Income Securities
 Fund -- Class 2..............     1.85%    10,487,046    13.284089      139,310,850
Franklin Income Securities
 Fund -- Class 2..............     1.90%     2,662,252    13.259732       35,300,753
Franklin Income Securities
 Fund -- Class 2..............     1.95%       669,036    13.242118        8,859,449
Franklin Income Securities
 Fund -- Class 2..............     2.00%     6,867,476    13.211201       90,727,609
Franklin Income Securities
 Fund -- Class 2..............     2.05%    14,887,213    13.186944      196,316,850
Franklin Income Securities
 Fund -- Class 2..............     2.10%       131,869    13.174420        1,737,298
Franklin Income Securities
 Fund -- Class 2..............     2.15%     6,082,994    13.143644       79,952,705
Franklin Income Securities
 Fund -- Class 2..............     2.20%    21,588,531    13.121211      283,267,668
Franklin Income Securities
 Fund -- Class 2..............     2.25%       637,778    13.097139        8,353,065
Franklin Income Securities
 Fund -- Class 2..............     2.30%       288,623    13.079648        3,775,085
Franklin Income Securities
 Fund -- Class 2..............     2.35%       845,217    13.054083       11,033,528
Franklin Income Securities
 Fund -- Class 2..............     2.40%       230,469    13.030182        3,003,047
Franklin Income Securities
 Fund -- Class 2..............     2.45%       554,543    13.017142        7,218,568
Franklin Income Securities
 Fund -- Class 2..............     2.50%     1,816,384    13.004119       23,620,468
Franklin Income Securities
 Fund -- Class 2..............     2.55%        22,353    12.991094          290,384
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     0.85%        27,069    11.074918          299,782
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     0.95%        44,561    11.186141          498,461
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     1.05%         1,874    10.988405           20,587
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     1.15%        10,031    11.104315          111,392
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     1.25%         6,951    11.058075           76,864
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     1.30%        24,119    11.043336          266,350
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     1.35%       927,974    11.028606       10,234,262
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     1.40%       266,815    11.002866        2,935,730
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     1.45%        20,429    10.986835          224,454

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-28 ____________________________________

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     1.55%       224,427   $10.942457  $     2,455,785
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     1.60%        17,152    10.922395          187,346
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     1.65%       877,535    10.902372        9,567,208
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     1.70%     1,775,690    10.882377       19,323,725
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     1.75%       254,860    10.862400        2,768,394
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     1.80%        29,571    10.842489          320,628
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     1.85%     1,951,487    10.822598       21,120,164
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     1.90%       312,925    10.802753        3,380,454
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     1.95%       103,515    10.788398        1,116,760
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     2.00%       944,232    10.763160       10,162,915
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     2.05%     1,495,944    10.743448       16,071,599
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     2.10%        16,413    10.733236          176,162
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     2.15%     1,481,086    10.708142       15,859,677
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     2.20%     3,059,899    10.689840       32,709,825
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     2.25%        35,565    10.670235          379,489
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     2.30%        80,981    10.655997          862,931
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     2.35%        94,739    10.635145        1,007,562
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     2.40%        51,189    10.615638          543,406
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     2.45%       191,187    10.605010        2,027,539
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     2.50%       423,108    10.594401        4,482,581
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     2.55%         3,130    10.583797           33,128
Franklin Real Estate Fund --
 Class 2......................     0.95%        31,171    28.226888          879,850
Franklin Real Estate Fund --
 Class 2......................     1.10%         1,918    27.965159           53,628
Franklin Real Estate Fund --
 Class 2......................     1.15%         2,511    27.950613           70,190
Franklin Real Estate Fund --
 Class 2......................     1.30%         2,381    27.691394           65,934
Franklin Real Estate Fund --
 Class 2......................     1.40%       571,368    23.916634       13,665,201
Franklin Real Estate Fund --
 Class 2......................     1.45%           899    27.549812           24,776
Franklin Real Estate Fund --
 Class 2......................     1.55%        69,847    23.684579        1,654,292
Franklin Real Estate Fund --
 Class 2......................     1.60%        77,322    23.682543        1,831,178
Franklin Real Estate Fund --
 Class 2......................     1.65%       268,558    23.531147        6,319,477
Franklin Real Estate Fund --
 Class 2......................     1.70%       224,124    21.516397        4,822,333
Franklin Real Estate Fund --
 Class 2......................     1.75%        42,780    23.452763        1,003,306
Franklin Real Estate Fund --
 Class 2......................     1.80%        26,707    23.311702          622,583
Franklin Real Estate Fund --
 Class 2......................     1.85%       149,573    21.347773        3,193,044
Franklin Real Estate Fund --
 Class 2......................     1.90%        65,583    21.305705        1,397,286
Franklin Real Estate Fund --
 Class 2......................     1.95%         1,178    23.293027           27,436
Franklin Real Estate Fund --
 Class 2......................     2.00%        48,280    23.083482        1,114,470
Franklin Real Estate Fund --
 Class 2......................     2.05%        75,070    21.138835        1,586,892
Franklin Real Estate Fund --
 Class 2......................     2.10%         3,951    23.173933           91,551
Franklin Real Estate Fund --
 Class 2......................     2.15%         8,059    22.965502          185,078
Franklin Real Estate Fund --
 Class 2......................     2.20%         1,308    22.926274           29,978
Franklin Real Estate Fund --
 Class 2......................     2.25%         6,145    20.994823          129,011
Franklin Real Estate Fund --
 Class 2......................     2.30%           747    20.973808           15,659
Franklin Real Estate Fund --
 Class 2......................     2.35%           322    22.809046            7,336
Franklin Real Estate Fund --
 Class 2......................     2.40%        10,603    20.887509          221,466
Franklin Real Estate Fund --
 Class 2......................     2.55%           504    20.824893           10,496
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     0.85%        44,613    12.120647          540,744
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     0.95%       172,559    12.320038        2,125,936

_____________________________________ SA-29 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     1.05%         2,734   $12.578657  $        34,390
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     1.10%         9,778    12.205717          119,346
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     1.15%        30,378    12.199338          370,597
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     1.25%        20,288    12.102229          245,528
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     1.30%        71,017    12.086090          858,319
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     1.35%       688,369    12.069992        8,308,609
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     1.40%     2,610,967    12.648861       33,025,762
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     1.45%        40,997    12.024304          492,965
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     1.50%         1,500    12.003779           18,008
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     1.55%       556,721    12.526071        6,973,528
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     1.60%       467,059    12.524934        5,849,886
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     1.65%     1,963,025    12.444845       24,429,545
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     1.70%     5,544,051     7.222717       40,043,108
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     1.75%     1,862,680    12.403324       23,103,427
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     1.80%       159,763    12.328699        1,969,667
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     1.85%     2,674,189     7.166078       19,163,450
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     1.90%     1,313,416     7.151938        9,393,472
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     1.95%       179,111    12.318841        2,206,442
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     2.00%     2,819,395    12.207915       34,418,931
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     2.05%     9,563,274     7.095824       67,859,313
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     2.10%       121,877    12.255856        1,493,712
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     2.15%       979,462    12.145469       11,896,031
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     2.20%     2,871,009    12.124733       34,810,216
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     2.25%       318,086     7.047513        2,241,716
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     2.30%       234,629     7.038104        1,651,341
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     2.35%       401,141     12.06273        4,838,860
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     2.40%       388,312     7.011484        2,722,643
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     2.45%       244,327     6.973142        1,703,730
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     2.50%       562,137     6.966161        3,915,939
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     2.55%        12,357     6.959172           85,996
Franklin Strategic Income
 Securities Fund --
 Class 1......................     0.85%       150,979    14.972815        2,260,587
Franklin Strategic Income
 Securities Fund --
 Class 1......................     0.95%       500,450    15.218883        7,616,289
Franklin Strategic Income
 Securities Fund --
 Class 1......................     1.05%        27,941    14.467585          404,244
Franklin Strategic Income
 Securities Fund --
 Class 1......................     1.10%        20,567    15.077744          310,109
Franklin Strategic Income
 Securities Fund --
 Class 1......................     1.15%        46,511    15.069884          700,912
Franklin Strategic Income
 Securities Fund --
 Class 1......................     1.25%        74,020    14.950049        1,106,597
Franklin Strategic Income
 Securities Fund --
 Class 1......................     1.30%       309,876    14.930114        4,626,483
Franklin Strategic Income
 Securities Fund --
 Class 1......................     1.35%     1,394,347    14.910177       20,789,956
Franklin Strategic Income
 Securities Fund --
 Class 1......................     1.40%     2,045,772    14.548230       29,762,362
Franklin Strategic Income
 Securities Fund --
 Class 1......................     1.45%       293,429    14.853750        4,358,524
Franklin Strategic Income
 Securities Fund --
 Class 1......................     1.50%         4,863    14.828397           72,115
Franklin Strategic Income
 Securities Fund --
 Class 1......................     1.55%       584,722    14.407047        8,424,122
Franklin Strategic Income
 Securities Fund --
 Class 1......................     1.60%       344,347    14.405771        4,960,583
Franklin Strategic Income
 Securities Fund --
 Class 1......................     1.65%     2,394,443    14.313734       34,273,419
Franklin Strategic Income
 Securities Fund --
 Class 1......................     1.70%     4,183,550    13.757636       57,555,755
Franklin Strategic Income
 Securities Fund --
 Class 1......................     1.75%     1,919,263    14.265966       27,380,141
Franklin Strategic Income
 Securities Fund --
 Class 1......................     1.80%       163,587    14.180178        2,319,696
Franklin Strategic Income
 Securities Fund --
 Class 1......................     1.85%     2,535,565    13.649800       34,609,950

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-30 ____________________________________

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
Franklin Strategic Income
 Securities Fund --
 Class 1......................     1.90%       819,858   $13.622928  $    11,168,862
Franklin Strategic Income
 Securities Fund --
 Class 1......................     1.95%       188,344    14.168791        2,668,603
Franklin Strategic Income
 Securities Fund --
 Class 1......................     2.00%     2,811,194    14.041323       39,472,878
Franklin Strategic Income
 Securities Fund --
 Class 1......................     2.05%     6,166,203    13.516172       83,343,467
Franklin Strategic Income
 Securities Fund --
 Class 1......................     2.10%       106,553    14.096324        1,502,007
Franklin Strategic Income
 Securities Fund --
 Class 1......................     2.15%     1,845,494    13.969533       25,780,692
Franklin Strategic Income
 Securities Fund --
 Class 1......................     2.20%     4,993,415    13.945690       69,636,613
Franklin Strategic Income
 Securities Fund --
 Class 1......................     2.25%       177,941    13.424102        2,388,701
Franklin Strategic Income
 Securities Fund --
 Class 1......................     2.30%       255,611    13.406176        3,426,765
Franklin Strategic Income
 Securities Fund --
 Class 1......................     2.35%       309,713    13.874368        4,297,066
Franklin Strategic Income
 Securities Fund --
 Class 1......................     2.40%       154,726    13.355440        2,066,439
Franklin Strategic Income
 Securities Fund --
 Class 1......................     2.45%       186,285    13.429528        2,501,722
Franklin Strategic Income
 Securities Fund --
 Class 1......................     2.50%       385,646    13.416093        5,173,857
Franklin Strategic Income
 Securities Fund --
 Class 1......................     2.55%         9,980    13.402661          133,754
Franklin Flex Cap Growth
 Securities Fund --
 Class 2......................     0.85%        28,326    10.524182          298,107
Franklin Flex Cap Growth
 Securities Fund --
 Class 2......................     0.95%        13,140    10.515401          138,168
Franklin Flex Cap Growth
 Securities Fund --
 Class 2......................     1.05%         1,516    10.506633           15,924
Franklin Flex Cap Growth
 Securities Fund --
 Class 2......................     1.10%         3,591    10.502247           37,709
Franklin Flex Cap Growth
 Securities Fund --
 Class 2......................     1.15%        11,780    10.497862          123,662
Franklin Flex Cap Growth
 Securities Fund --
 Class 2......................     1.30%         8,478    10.484721           88,888
Franklin Flex Cap Growth
 Securities Fund --
 Class 2......................     1.35%       107,904    10.480346        1,130,868
Franklin Flex Cap Growth
 Securities Fund --
 Class 2......................     1.40%        28,098    10.475962          294,357
Franklin Flex Cap Growth
 Securities Fund --
 Class 2......................     1.45%           631    10.471601            6,605
Franklin Flex Cap Growth
 Securities Fund --
 Class 2......................     1.55%        33,734    10.462852          352,955
Franklin Flex Cap Growth
 Securities Fund --
 Class 2......................     1.60%         1,118    10.458490           11,688
Franklin Flex Cap Growth
 Securities Fund --
 Class 2......................     1.65%        18,920    10.454122          197,789
Franklin Flex Cap Growth
 Securities Fund --
 Class 2......................     1.70%       239,405    10.449753        2,501,719
Franklin Flex Cap Growth
 Securities Fund --
 Class 2......................     1.75%        32,218    10.445397          336,533
Franklin Flex Cap Growth
 Securities Fund --
 Class 2......................     1.85%       203,748    10.436675        2,126,450
Franklin Flex Cap Growth
 Securities Fund --
 Class 2......................     1.90%        45,318    10.432322          472,774
Franklin Flex Cap Growth
 Securities Fund --
 Class 2......................     1.95%         5,328    10.427961           55,565
Franklin Flex Cap Growth
 Securities Fund --
 Class 2......................     2.00%        50,662    10.423610          528,085
Franklin Flex Cap Growth
 Securities Fund --
 Class 2......................     2.05%       113,541    10.419264        1,183,013
Franklin Flex Cap Growth
 Securities Fund --
 Class 2......................     2.15%        32,089    10.410565          334,066
Franklin Flex Cap Growth
 Securities Fund --
 Class 2......................     2.20%       439,578    10.406233        4,574,348
Franklin Flex Cap Growth
 Securities Fund --
 Class 2......................     2.25%        15,043    10.401874          156,473
Franklin Flex Cap Growth
 Securities Fund --
 Class 2......................     2.30%         1,026    10.397531           10,671
Franklin Flex Cap Growth
 Securities Fund --
 Class 2......................     2.35%           750    10.393195            7,800
Franklin Flex Cap Growth
 Securities Fund --
 Class 2......................     2.45%         3,764    10.384516           39,092
Franklin Flex Cap Growth
 Securities Fund --
 Class 2......................     2.50%        37,449    10.380183          388,732
Franklin Large Cap Value
 Securities Fund --
 Class 2......................     0.85%        29,922    10.357740          309,923
Franklin Large Cap Value
 Securities Fund --
 Class 2......................     0.95%         5,106    10.349094           52,838
Franklin Large Cap Value
 Securities Fund --
 Class 2......................     1.05%         9,533    10.340441           98,574
Franklin Large Cap Value
 Securities Fund --
 Class 2......................     1.15%         2,076    10.331811           21,453
Franklin Large Cap Value
 Securities Fund --
 Class 2......................     1.35%        57,717    10.314563          595,326
Franklin Large Cap Value
 Securities Fund --
 Class 2......................     1.40%        20,757    10.310259          214,011
Franklin Large Cap Value
 Securities Fund --
 Class 2......................     1.55%        22,176    10.297352          228,352
Franklin Large Cap Value
 Securities Fund --
 Class 2......................     1.60%         1,675    10.293038           17,245

_____________________________________ SA-31 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
Franklin Large Cap Value
 Securities Fund --
 Class 2......................     1.65%        34,934   $10.288754  $       359,432
Franklin Large Cap Value
 Securities Fund --
 Class 2......................     1.70%        46,652    10.284470          479,795
Franklin Large Cap Value
 Securities Fund --
 Class 2......................     1.75%         8,023    10.280175           82,483
Franklin Large Cap Value
 Securities Fund --
 Class 2......................     1.80%        17,208    10.275882          176,829
Franklin Large Cap Value
 Securities Fund --
 Class 2......................     1.85%        87,871    10.271591          902,575
Franklin Large Cap Value
 Securities Fund --
 Class 2......................     1.90%        13,498    10.267298          138,586
Franklin Large Cap Value
 Securities Fund --
 Class 2......................     1.95%         5,216    10.263016           53,532
Franklin Large Cap Value
 Securities Fund --
 Class 2......................     2.00%        20,094    10.258718          206,142
Franklin Large Cap Value
 Securities Fund --
 Class 2......................     2.05%        23,023    10.254438          236,092
Franklin Large Cap Value
 Securities Fund --
 Class 2......................     2.15%        10,898    10.245885          111,657
Franklin Large Cap Value
 Securities Fund --
 Class 2......................     2.20%        87,751    10.241601          898,711
Franklin Large Cap Value
 Securities Fund --
 Class 2......................     2.25%         4,010    10.237326           41,056
Franklin Large Cap Value
 Securities Fund --
 Class 2......................     2.35%         3,419    10.228783           34,976
Franklin Large Cap Value
 Securities Fund --
 Class 2......................     2.50%        14,570    10.215971          148,845
Mutual Shares Securities
 Fund -- Class 2..............     0.55%         1,273    15.111786           19,239
Mutual Shares Securities
 Fund -- Class 2..............     0.70%         1,613    14.996784           24,187
Mutual Shares Securities
 Fund -- Class 2..............     0.85%       432,871    16.752733        7,251,771
Mutual Shares Securities
 Fund -- Class 2..............     0.95%     1,227,495    17.028134       20,901,947
Mutual Shares Securities
 Fund -- Class 2..............     1.05%       113,647    14.921813        1,695,816
Mutual Shares Securities
 Fund -- Class 2..............     1.10%        70,749    16.870189        1,193,545
Mutual Shares Securities
 Fund -- Class 2..............     1.15%       206,193    16.861378        3,476,692
Mutual Shares Securities
 Fund -- Class 2..............     1.25%       130,336    16.727291        2,180,161
Mutual Shares Securities
 Fund -- Class 2..............     1.30%       503,757    16.704986        8,415,261
Mutual Shares Securities
 Fund -- Class 2..............     1.35%     2,738,046    16.682684       45,677,953
Mutual Shares Securities
 Fund -- Class 2..............     1.40%     5,089,500    15.005045       76,368,175
Mutual Shares Securities
 Fund -- Class 2..............     1.45%       445,771    16.619542        7,408,504
Mutual Shares Securities
 Fund -- Class 2..............     1.50%         4,563    16.591159           75,703
Mutual Shares Securities
 Fund -- Class 2..............     1.55%     1,297,616    14.859421       19,281,816
Mutual Shares Securities
 Fund -- Class 2..............     1.60%       885,616    14.858105       13,158,570
Mutual Shares Securities
 Fund -- Class 2..............     1.65%     6,333,544    14.763142       93,503,015
Mutual Shares Securities
 Fund -- Class 2..............     1.70%    11,562,177    14.173059      163,871,420
Mutual Shares Securities
 Fund -- Class 2..............     1.75%     3,731,675    14.713910       54,907,535
Mutual Shares Securities
 Fund -- Class 2..............     1.80%       491,196    14.625387        7,183,928
Mutual Shares Securities
 Fund -- Class 2..............     1.85%     6,872,042    14.062000       96,634,654
Mutual Shares Securities
 Fund -- Class 2..............     1.90%     2,798,308    14.034277       39,272,228
Mutual Shares Securities
 Fund -- Class 2..............     1.95%       524,380    14.613661        7,663,118
Mutual Shares Securities
 Fund -- Class 2..............     2.00%     6,966,625    14.482164      100,891,810
Mutual Shares Securities
 Fund -- Class 2..............     2.05%    15,977,503    13.924285      222,475,309
Mutual Shares Securities
 Fund -- Class 2..............     2.10%       189,869    14.538918        2,760,492
Mutual Shares Securities
 Fund -- Class 2..............     2.15%     4,063,605    14.408113       58,548,880
Mutual Shares Securities
 Fund -- Class 2..............     2.20%    14,132,412    14.383505      203,273,615
Mutual Shares Securities
 Fund -- Class 2..............     2.25%       516,651    13.829432        7,144,989
Mutual Shares Securities
 Fund -- Class 2..............     2.30%       340,805    13.810974        4,706,848
Mutual Shares Securities
 Fund -- Class 2..............     2.35%       813,348    14.309946       11,638,967
Mutual Shares Securities
 Fund -- Class 2..............     2.40%       455,603    13.758692        6,268,506
Mutual Shares Securities
 Fund -- Class 2..............     2.45%       487,446    14.286334        6,963,819
Mutual Shares Securities
 Fund -- Class 2..............     2.50%     1,243,064    14.272029       17,741,053
Mutual Shares Securities
 Fund -- Class 2..............     2.55%        26,740    14.257743          381,253

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-32 ____________________________________

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
Templeton Developing Markets
 Securities Fund --
 Class 1......................     0.85%        13,107   $18.811427  $       246,563
Templeton Developing Markets
 Securities Fund --
 Class 1......................     0.95%        67,438    19.120676        1,289,454
Templeton Developing Markets
 Securities Fund --
 Class 1......................     1.05%         3,661    16.163531           59,169
Templeton Developing Markets
 Securities Fund --
 Class 1......................     1.10%         4,443    18.943275           84,168
Templeton Developing Markets
 Securities Fund --
 Class 1......................     1.15%         9,431    18.933459          178,556
Templeton Developing Markets
 Securities Fund --
 Class 1......................     1.25%         9,538    18.782841          179,150
Templeton Developing Markets
 Securities Fund --
 Class 1......................     1.30%        12,345    18.757788          231,557
Templeton Developing Markets
 Securities Fund --
 Class 1......................     1.35%       418,028    18.732790        7,830,839
Templeton Developing Markets
 Securities Fund --
 Class 1......................     1.40%       740,947    16.253770       12,043,177
Templeton Developing Markets
 Securities Fund --
 Class 1......................     1.45%        42,032    18.661951          784,390
Templeton Developing Markets
 Securities Fund --
 Class 1......................     1.55%       199,591    16.095973        3,212,611
Templeton Developing Markets
 Securities Fund --
 Class 1......................     1.60%        90,991    16.094630        1,464,470
Templeton Developing Markets
 Securities Fund --
 Class 1......................     1.65%       674,957    15.991659       10,793,676
Templeton Developing Markets
 Securities Fund --
 Class 1......................     1.70%       889,568    19.265102       17,137,611
Templeton Developing Markets
 Securities Fund --
 Class 1......................     1.75%       436,340    15.938382        6,954,561
Templeton Developing Markets
 Securities Fund --
 Class 1......................     1.80%        41,881    15.842406          663,504
Templeton Developing Markets
 Securities Fund --
 Class 1......................     1.85%       824,359    19.114107       15,756,889
Templeton Developing Markets
 Securities Fund --
 Class 1......................     1.90%       182,592    19.076428        3,483,207
Templeton Developing Markets
 Securities Fund --
 Class 1......................     1.95%        76,903    15.829803        1,217,358
Templeton Developing Markets
 Securities Fund --
 Class 1......................     2.00%       754,973    15.687251       11,843,458
Templeton Developing Markets
 Securities Fund --
 Class 1......................     2.05%     1,013,486    18.926901       19,182,157
Templeton Developing Markets
 Securities Fund --
 Class 1......................     2.10%        84,627    15.748903        1,332,775
Templeton Developing Markets
 Securities Fund --
 Class 1......................     2.15%       667,895    15.607072       10,423,879
Templeton Developing Markets
 Securities Fund --
 Class 1......................     2.20%     1,241,774    15.580457       19,347,397
Templeton Developing Markets
 Securities Fund --
 Class 1......................     2.25%        36,456    18.798018          685,305
Templeton Developing Markets
 Securities Fund --
 Class 1......................     2.30%        75,412    18.772957        1,415,712
Templeton Developing Markets
 Securities Fund --
 Class 1......................     2.35%       109,675    15.500807        1,700,049
Templeton Developing Markets
 Securities Fund --
 Class 1......................     2.40%        32,389    18.701938          605,744
Templeton Developing Markets
 Securities Fund --
 Class 1......................     2.45%        47,250    16.562801          782,585
Templeton Developing Markets
 Securities Fund --
 Class 1......................     2.50%        99,739    16.546237        1,650,300
Templeton Developing Markets
 Securities Fund --
 Class 1......................     2.55%         1,887    16.529708           31,194
Templeton Foreign Securities
 Fund -- Class 2..............     0.85%        95,831    12.154452        1,164,773
Templeton Foreign Securities
 Fund -- Class 2..............     0.95%       414,515    12.354341        5,121,059
Templeton Foreign Securities
 Fund -- Class 2..............     1.05%        17,279    11.554725          199,654
Templeton Foreign Securities
 Fund -- Class 2..............     1.10%        13,070    12.239677          159,975
Templeton Foreign Securities
 Fund -- Class 2..............     1.15%        45,816    12.233316          560,478
Templeton Foreign Securities
 Fund -- Class 2..............     1.25%        48,048    12.135970          583,112
Templeton Foreign Securities
 Fund -- Class 2..............     1.30%       115,881    12.119801        1,404,461
Templeton Foreign Securities
 Fund -- Class 2..............     1.35%     2,500,963    12.103636       30,270,750
Templeton Foreign Securities
 Fund -- Class 2..............     1.40%     1,246,175    11.619174       14,479,530
Templeton Foreign Securities
 Fund -- Class 2..............     1.45%       186,401    12.057823        2,247,595
Templeton Foreign Securities
 Fund -- Class 2..............     1.50%            65    12.037218              779
Templeton Foreign Securities
 Fund -- Class 2..............     1.55%       641,611    11.506406        7,382,633
Templeton Foreign Securities
 Fund -- Class 2..............     1.60%       178,020    11.505364        2,048,181
Templeton Foreign Securities
 Fund -- Class 2..............     1.65%     2,491,834    11.431795       28,486,135
Templeton Foreign Securities
 Fund -- Class 2..............     1.70%     5,637,867    10.955610       61,766,277
Templeton Foreign Securities
 Fund -- Class 2..............     1.75%     1,014,321    11.393653       11,556,819
Templeton Foreign Securities
 Fund -- Class 2..............     1.80%       165,094    11.325093        1,869,709

_____________________________________ SA-33 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
Templeton Foreign Securities
 Fund -- Class 2..............     1.85%     5,725,951   $10.869724  $    62,239,502
Templeton Foreign Securities
 Fund -- Class 2..............     1.90%     1,056,690    10.848272       11,463,259
Templeton Foreign Securities
 Fund -- Class 2..............     1.95%       284,488    11.316026        3,219,269
Templeton Foreign Securities
 Fund -- Class 2..............     2.00%     2,559,238    11.214168       28,699,720
Templeton Foreign Securities
 Fund -- Class 2..............     2.05%     6,510,774    10.763240       70,077,019
Templeton Foreign Securities
 Fund -- Class 2..............     2.10%        77,444    11.258162          871,882
Templeton Foreign Securities
 Fund -- Class 2..............     2.15%     3,865,063    11.156805       43,121,759
Templeton Foreign Securities
 Fund -- Class 2..............     2.20%     9,246,326    11.137754      102,983,302
Templeton Foreign Securities
 Fund -- Class 2..............     2.25%       149,822    10.689916        1,601,589
Templeton Foreign Securities
 Fund -- Class 2..............     2.30%       198,714    10.675671        2,121,406
Templeton Foreign Securities
 Fund -- Class 2..............     2.35%       423,198    11.080790        4,689,374
Templeton Foreign Securities
 Fund -- Class 2..............     2.40%       205,778    10.635234        2,188,492
Templeton Foreign Securities
 Fund -- Class 2..............     2.45%       548,969    10.624614        5,832,582
Templeton Foreign Securities
 Fund -- Class 2..............     2.50%     1,398,704    10.613973       14,845,809
Templeton Foreign Securities
 Fund -- Class 2..............     2.55%        10,268    10.603352          108,873
Templeton Global Asset
 Allocation Fund --
 Class 2......................     0.95%        52,513    14.405588          756,480
Templeton Global Asset
 Allocation Fund --
 Class 2......................     1.10%           746    14.271929           10,648
Templeton Global Asset
 Allocation Fund --
 Class 2......................     1.15%         2,597    14.264505           37,046
Templeton Global Asset
 Allocation Fund --
 Class 2......................     1.30%         9,612    14.132164          135,833
Templeton Global Asset
 Allocation Fund --
 Class 2......................     1.40%       415,046    13.610814        5,649,117
Templeton Global Asset
 Allocation Fund --
 Class 2......................     1.45%         1,071    14.059886           15,059
Templeton Global Asset
 Allocation Fund --
 Class 2......................     1.55%       131,214    13.478687        1,768,595
Templeton Global Asset
 Allocation Fund --
 Class 2......................     1.60%        45,826    13.477499          617,614
Templeton Global Asset
 Allocation Fund --
 Class 2......................     1.65%       117,359    13.391336        1,571,600
Templeton Global Asset
 Allocation Fund --
 Class 2......................     1.70%       100,065    12.651541        1,265,978
Templeton Global Asset
 Allocation Fund --
 Class 2......................     1.75%        34,694    13.346696          463,055
Templeton Global Asset
 Allocation Fund --
 Class 2......................     1.80%        29,260    13.266384          388,176
Templeton Global Asset
 Allocation Fund --
 Class 2......................     1.85%        46,328    12.552381          581,527
Templeton Global Asset
 Allocation Fund --
 Class 2......................     1.90%        55,879    12.527620          700,036
Templeton Global Asset
 Allocation Fund --
 Class 2......................     1.95%         2,615    13.255786           34,660
Templeton Global Asset
 Allocation Fund --
 Class 2......................     2.00%        11,024    13.136494          144,820
Templeton Global Asset
 Allocation Fund --
 Class 2......................     2.05%        10,571    12.429414          131,395
Templeton Global Asset
 Allocation Fund --
 Class 2......................     2.15%         2,559    13.069300           33,449
Templeton Global Asset
 Allocation Fund --
 Class 2......................     2.20%         3,625    13.046993           47,295
Templeton Global Asset
 Allocation Fund --
 Class 2......................     2.35%         2,357    12.980266           30,598
Templeton Growth Securities
 Fund -- Class 2..............     0.85%       327,924    14.262017        4,676,861
Templeton Growth Securities
 Fund -- Class 2..............     0.95%       520,854    14.496496        7,550,552
Templeton Growth Securities
 Fund -- Class 2..............     1.05%        56,991    13.227413          753,841
Templeton Growth Securities
 Fund -- Class 2..............     1.10%         3,008    14.362002           43,207
Templeton Growth Securities
 Fund -- Class 2..............     1.15%       113,865    14.354506        1,634,475
Templeton Growth Securities
 Fund -- Class 2..............     1.25%        57,387    14.240351          817,205
Templeton Growth Securities
 Fund -- Class 2..............     1.30%       213,688    14.221345        3,038,930
Templeton Growth Securities
 Fund -- Class 2..............     1.35%     2,175,723    14.202369       30,900,423
Templeton Growth Securities
 Fund -- Class 2..............     1.40%     1,617,253    13.301155       21,511,332
Templeton Growth Securities
 Fund -- Class 2..............     1.45%       297,967    14.148595        4,215,815
Templeton Growth Securities
 Fund -- Class 2..............     1.55%       858,016    13.172099       11,301,868
Templeton Growth Securities
 Fund -- Class 2..............     1.60%       264,749    13.170916        3,486,987
Templeton Growth Securities
 Fund -- Class 2..............     1.65%     3,293,112    13.086713       43,096,014

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-34 ____________________________________

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
Templeton Growth Securities
 Fund -- Class 2..............     1.70%     6,489,932   $12.931649  $    83,925,522
Templeton Growth Securities
 Fund -- Class 2..............     1.75%     1,531,792    13.043076       19,979,274
Templeton Growth Securities
 Fund -- Class 2..............     1.80%       105,340    12.964614        1,365,691
Templeton Growth Securities
 Fund -- Class 2..............     1.85%     4,766,005    12.830297       61,149,254
Templeton Growth Securities
 Fund -- Class 2..............     1.90%     1,720,211    12.804980       22,027,267
Templeton Growth Securities
 Fund -- Class 2..............     1.95%       326,394    12.954191        4,228,177
Templeton Growth Securities
 Fund -- Class 2..............     2.00%     3,348,873    12.837630       42,991,595
Templeton Growth Securities
 Fund -- Class 2..............     2.05%     6,587,873    12.704620       83,696,429
Templeton Growth Securities
 Fund -- Class 2..............     2.10%        88,114    12.887970        1,135,609
Templeton Growth Securities
 Fund -- Class 2..............     2.15%     3,014,321    12.771991       38,498,877
Templeton Growth Securities
 Fund -- Class 2..............     2.20%    11,479,553    12.750154      146,366,065
Templeton Growth Securities
 Fund -- Class 2..............     2.25%       233,828    12.618043        2,950,455
Templeton Growth Securities
 Fund -- Class 2..............     2.30%       160,820    12.601220        2,026,532
Templeton Growth Securities
 Fund -- Class 2..............     2.35%       475,589    12.684957        6,032,828
Templeton Growth Securities
 Fund -- Class 2..............     2.40%       129,934    12.553502        1,631,129
Templeton Growth Securities
 Fund -- Class 2..............     2.45%       510,169    12.260239        6,254,797
Templeton Growth Securities
 Fund -- Class 2..............     2.50%     1,426,686    12.247971       17,474,011
Templeton Growth Securities
 Fund -- Class 2..............     2.55%        19,939    12.235707          243,969
Mutual Discovery Securities
 Fund -- Class 2..............     0.55%         1,392    16.943447           23,589
Mutual Discovery Securities
 Fund -- Class 2..............     0.85%       262,474    16.655119        4,371,533
Mutual Discovery Securities
 Fund -- Class 2..............     0.95%       236,119    16.763501        3,958,180
Mutual Discovery Securities
 Fund -- Class 2..............     1.05%        44,522    16.566410          737,578
Mutual Discovery Securities
 Fund -- Class 2..............     1.10%         3,072    16.696509           51,289
Mutual Discovery Securities
 Fund -- Class 2..............     1.15%        49,736    16.674240          829,311
Mutual Discovery Securities
 Fund -- Class 2..............     1.25%        33,029    16.629788          549,272
Mutual Discovery Securities
 Fund -- Class 2..............     1.30%        70,973    16.607620        1,178,693
Mutual Discovery Securities
 Fund -- Class 2..............     1.35%       958,918    16.585481       15,904,122
Mutual Discovery Securities
 Fund -- Class 2..............     1.40%       522,968    16.563333        8,662,093
Mutual Discovery Securities
 Fund -- Class 2..............     1.45%       122,068    16.541249        2,019,162
Mutual Discovery Securities
 Fund -- Class 2..............     1.55%       197,620    16.497147        3,260,160
Mutual Discovery Securities
 Fund -- Class 2..............     1.60%        69,485    16.475155        1,144,776
Mutual Discovery Securities
 Fund -- Class 2..............     1.65%       992,888    16.453172       16,336,151
Mutual Discovery Securities
 Fund -- Class 2..............     1.70%     1,754,184    16.431219       28,823,379
Mutual Discovery Securities
 Fund -- Class 2..............     1.75%       471,552    16.409305        7,737,834
Mutual Discovery Securities
 Fund -- Class 2..............     1.80%        43,365    16.387421          710,634
Mutual Discovery Securities
 Fund -- Class 2..............     1.85%     1,772,127    16.365556       29,001,839
Mutual Discovery Securities
 Fund -- Class 2..............     1.90%       315,386    16.343741        5,154,582
Mutual Discovery Securities
 Fund -- Class 2..............     1.95%       118,657    16.321941        1,936,708
Mutual Discovery Securities
 Fund -- Class 2..............     2.00%     1,127,721    16.300184       18,382,059
Mutual Discovery Securities
 Fund -- Class 2..............     2.05%     2,013,711    16.278434       32,780,064
Mutual Discovery Securities
 Fund -- Class 2..............     2.10%        17,070    16.256722          277,503
Mutual Discovery Securities
 Fund -- Class 2..............     2.15%     1,166,720    16.235037       18,941,747
Mutual Discovery Securities
 Fund -- Class 2..............     2.20%     3,084,743    16.213385       50,014,122
Mutual Discovery Securities
 Fund -- Class 2..............     2.25%        79,809    16.191755        1,292,255
Mutual Discovery Securities
 Fund -- Class 2..............     2.30%       294,016    16.170156        4,754,277
Mutual Discovery Securities
 Fund -- Class 2..............     2.35%       201,094    16.148571        3,247,373
Mutual Discovery Securities
 Fund -- Class 2..............     2.40%        30,598    16.127036          493,458
Mutual Discovery Securities
 Fund -- Class 2..............     2.45%       143,884    16.110919        2,318,100

_____________________________________ SA-35 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
Mutual Discovery Securities
 Fund -- Class 2..............     2.50%       502,501   $16.094788  $     8,087,647
Mutual Discovery Securities
 Fund -- Class 2..............     2.55%        21,916    16.078683          352,384
Hartford Money Market HLS
 Fund -- Class IA.............     0.85%       452,963     1.097140          496,964
Hartford Money Market HLS
 Fund -- Class IA.............     0.95%     1,070,605     1.115170        1,193,906
Hartford Money Market HLS
 Fund -- Class IA.............     1.05%         1,902     1.089020            2,071
Hartford Money Market HLS
 Fund -- Class IA.............     1.10%        35,452     1.104812           39,168
Hartford Money Market HLS
 Fund -- Class IA.............     1.15%        11,183     1.104241           12,349
Hartford Money Market HLS
 Fund -- Class IA.............     1.25%        51,407     1.095461           56,315
Hartford Money Market HLS
 Fund -- Class IA.............     1.30%       706,709     1.093997          773,137
Hartford Money Market HLS
 Fund -- Class IA.............     1.35%     6,653,977     1.092547        7,269,783
Hartford Money Market HLS
 Fund -- Class IA.............     1.40%    15,197,681     1.095104       16,643,041
Hartford Money Market HLS
 Fund -- Class IA.............     1.45%       476,459     1.088394          518,575
Hartford Money Market HLS
 Fund -- Class IA.............     1.55%     4,006,978     1.084460        4,345,408
Hartford Money Market HLS
 Fund -- Class IA.............     1.60%     2,889,851     1.084383        3,133,705
Hartford Money Market HLS
 Fund -- Class IA.............     1.65%    26,061,599     1.077446       28,079,965
Hartford Money Market HLS
 Fund -- Class IA.............     1.70%    32,248,678     1.023767       33,015,133
Hartford Money Market HLS
 Fund -- Class IA.............     1.75%     9,394,900     1.073848       10,088,694
Hartford Money Market HLS
 Fund -- Class IA.............     1.80%     1,875,157     1.067387        2,001,518
Hartford Money Market HLS
 Fund -- Class IA.............     1.85%    16,895,678     1.015772       17,162,156
Hartford Money Market HLS
 Fund -- Class IA.............     1.90%     4,320,936     1.013730        4,380,263
Hartford Money Market HLS
 Fund -- Class IA.............     1.95%     3,028,953     1.066525        3,230,454
Hartford Money Market HLS
 Fund -- Class IA.............     2.00%    24,468,681     1.056920       25,861,438
Hartford Money Market HLS
 Fund -- Class IA.............     2.05%    52,232,293     1.005793       52,534,874
Hartford Money Market HLS
 Fund -- Class IA.............     2.10%       385,364     1.061097          408,909
Hartford Money Market HLS
 Fund -- Class IA.............     2.15%    11,173,652     1.051545       11,749,598
Hartford Money Market HLS
 Fund -- Class IA.............     2.20%    28,765,675     1.049732       30,196,249
Hartford Money Market HLS
 Fund -- Class IA.............     2.25%     2,420,347     0.998920        2,417,733
Hartford Money Market HLS
 Fund -- Class IA.............     2.30%     1,049,168     0.997610        1,046,660
Hartford Money Market HLS
 Fund -- Class IA.............     2.35%     4,172,184     1.044363        4,357,275
Hartford Money Market HLS
 Fund -- Class IA.............     2.40%     1,399,097     0.993814        1,390,443
Hartford Money Market HLS
 Fund -- Class IA.............     2.45%     1,272,225     0.992855        1,263,135
Hartford Money Market HLS
 Fund -- Class IA.............     2.50%     3,597,782     0.991807        3,568,305
Hartford Money Market HLS
 Fund -- Class IA.............     2.55%        44,659     0.990846           44,250
MFS Capital Opportunities
 Series -- Class INIT.........     0.95%       203,763     9.217904        1,878,265
MFS Capital Opportunities
 Series -- Class INIT.........     1.10%        18,405     9.132323          168,081
MFS Capital Opportunities
 Series -- Class INIT.........     1.15%         5,418     9.127555           49,457
MFS Capital Opportunities
 Series -- Class INIT.........     1.25%        14,384     9.054907          130,247
MFS Capital Opportunities
 Series -- Class INIT.........     1.30%        63,441     9.042844          573,690
MFS Capital Opportunities
 Series -- Class INIT.........     1.35%        64,874     9.030770          585,858
MFS Capital Opportunities
 Series -- Class INIT.........     1.40%     1,750,779     8.482700       14,851,335
MFS Capital Opportunities
 Series -- Class INIT.........     1.45%        29,853     8.996589          268,574
MFS Capital Opportunities
 Series -- Class INIT.........     1.50%         1,893     8.981208           16,997
MFS Capital Opportunities
 Series -- Class INIT.........     1.55%       256,771     8.400320        2,156,958
MFS Capital Opportunities
 Series -- Class INIT.........     1.60%       140,097     8.399546        1,176,751
MFS Capital Opportunities
 Series -- Class INIT.........     1.65%       856,919     8.345857        7,151,726
MFS Capital Opportunities
 Series -- Class INIT.........     1.70%       966,052     6.321646        6,107,037
MFS Capital Opportunities
 Series -- Class INIT.........     1.75%       211,307     8.318004        1,757,653
MFS Capital Opportunities
 Series -- Class INIT.........     1.80%       156,128     8.267954        1,290,858

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-36 ____________________________________

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
MFS Capital Opportunities
 Series -- Class INIT.........     1.85%       334,786   $ 6.272070  $     2,099,803
MFS Capital Opportunities
 Series -- Class INIT.........     1.90%       278,500     6.259721        1,743,332
MFS Capital Opportunities
 Series -- Class INIT.........     1.95%        12,225     8.261322          100,997
MFS Capital Opportunities
 Series -- Class INIT.........     2.00%       379,212     8.186907        3,104,576
MFS Capital Opportunities
 Series -- Class INIT.........     2.05%       884,304     6.210615        5,492,072
MFS Capital Opportunities
 Series -- Class INIT.........     2.10%        34,200     8.219077          281,096
MFS Capital Opportunities
 Series -- Class INIT.........     2.15%        77,210     8.145034          628,880
MFS Capital Opportunities
 Series -- Class INIT.........     2.20%       174,694     8.131126        1,420,462
MFS Capital Opportunities
 Series -- Class INIT.........     2.25%        48,172     6.168276          297,136
MFS Capital Opportunities
 Series -- Class INIT.........     2.30%        73,442     6.160040          452,405
MFS Capital Opportunities
 Series -- Class INIT.........     2.35%        49,240     8.089526          398,327
MFS Capital Opportunities
 Series -- Class INIT.........     2.40%        38,904     6.136741          238,744
MFS Capital Opportunities
 Series -- Class INIT.........     2.45%        58,547     6.104503          357,402
MFS Capital Opportunities
 Series -- Class INIT.........     2.50%        17,671     6.098386          107,764
MFS Emerging Growth Series --
 Class INIT...................     0.85%         2,001     8.187316           16,384
MFS Emerging Growth Series --
 Class INIT...................     0.95%       141,886     8.322062        1,180,787
MFS Emerging Growth Series --
 Class INIT...................     1.10%        13,129     8.244817          108,250
MFS Emerging Growth Series --
 Class INIT...................     1.15%         3,669     8.240499           30,234
MFS Emerging Growth Series --
 Class INIT...................     1.25%         2,408     8.174894           19,682
MFS Emerging Growth Series --
 Class INIT...................     1.30%        24,276     8.163986          198,186
MFS Emerging Growth Series --
 Class INIT...................     1.35%        81,350     8.153094          663,252
MFS Emerging Growth Series --
 Class INIT...................     1.40%     1,684,051     8.066515       13,584,422
MFS Emerging Growth Series --
 Class INIT...................     1.45%         5,747     8.122252           46,677
MFS Emerging Growth Series --
 Class INIT...................     1.50%           410     8.108371            3,325
MFS Emerging Growth Series --
 Class INIT...................     1.55%       363,442     7.988180        2,903,238
MFS Emerging Growth Series --
 Class INIT...................     1.60%       206,981     7.987450        1,653,250
MFS Emerging Growth Series --
 Class INIT...................     1.65%       709,503     7.936391        5,630,894
MFS Emerging Growth Series --
 Class INIT...................     1.70%       951,452     5.289524        5,032,730
MFS Emerging Growth Series --
 Class INIT...................     1.75%       324,604     7.909900        2,567,584
MFS Emerging Growth Series --
 Class INIT...................     1.80%        74,516     7.862302          585,866
MFS Emerging Growth Series --
 Class INIT...................     1.85%       474,890     5.248014        2,492,229
MFS Emerging Growth Series --
 Class INIT...................     1.90%       242,552     5.237675        1,270,409
MFS Emerging Growth Series --
 Class INIT...................     1.95%        45,833     7.855998          360,062
MFS Emerging Growth Series --
 Class INIT...................     2.00%       493,538     7.785227        3,842,304
MFS Emerging Growth Series --
 Class INIT...................     2.05%     1,242,467     5.196573        6,456,569
MFS Emerging Growth Series --
 Class INIT...................     2.10%        24,828     7.815817          194,054
MFS Emerging Growth Series --
 Class INIT...................     2.15%       188,702     7.745409        1,461,574
MFS Emerging Growth Series --
 Class INIT...................     2.20%       387,876     7.732187        2,999,133
MFS Emerging Growth Series --
 Class INIT...................     2.25%        69,783     5.161164          360,161
MFS Emerging Growth Series --
 Class INIT...................     2.30%        85,078     5.154280          438,513
MFS Emerging Growth Series --
 Class INIT...................     2.35%       164,336     7.692645        1,264,181
MFS Emerging Growth Series --
 Class INIT...................     2.40%       111,984     5.134777          575,014
MFS Emerging Growth Series --
 Class INIT...................     2.45%        77,986     5.176331          403,683
MFS Emerging Growth Series --
 Class INIT...................     2.50%        53,650     5.171148          277,432
MFS Emerging Growth Series --
 Class INIT...................     2.55%         2,840     5.165968           14,670
MFS Global Equity Series --
 Class INIT...................     0.85%         6,971    13.434136           93,646
MFS Global Equity Series --
 Class INIT...................     0.95%        32,398    13.655055          442,401
MFS Global Equity Series --
 Class INIT...................     1.05%         3,072    12.729929           39,112

_____________________________________ SA-37 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
MFS Global Equity Series --
 Class INIT...................     1.10%         3,470   $13.528353  $        46,947
MFS Global Equity Series --
 Class INIT...................     1.15%         1,404    13.521308           18,978
MFS Global Equity Series --
 Class INIT...................     1.25%           433    13.413730            5,809
MFS Global Equity Series --
 Class INIT...................     1.30%         3,349    13.395831           44,856
MFS Global Equity Series --
 Class INIT...................     1.35%        71,114    13.377978          951,361
MFS Global Equity Series --
 Class INIT...................     1.40%       220,328    12.800939        2,820,403
MFS Global Equity Series --
 Class INIT...................     1.45%         3,258    13.327342           43,427
MFS Global Equity Series --
 Class INIT...................     1.55%        48,069    12.676707          609,363
MFS Global Equity Series --
 Class INIT...................     1.60%        10,007    12.675518          126,841
MFS Global Equity Series --
 Class INIT...................     1.65%       153,783    12.594513        1,936,820
MFS Global Equity Series --
 Class INIT...................     1.70%       198,796    11.412227        2,268,707
MFS Global Equity Series --
 Class INIT...................     1.75%       101,132    12.552521        1,269,461
MFS Global Equity Series --
 Class INIT...................     1.80%        12,524    12.477037          156,261
MFS Global Equity Series --
 Class INIT...................     1.85%       141,697    11.322797        1,604,407
MFS Global Equity Series --
 Class INIT...................     1.90%        59,745    11.300444          675,150
MFS Global Equity Series --
 Class INIT...................     1.95%         6,797    12.467002           84,740
MFS Global Equity Series --
 Class INIT...................     2.00%       293,649    12.354826        3,627,975
MFS Global Equity Series --
 Class INIT...................     2.05%       289,664    11.211877        3,247,672
MFS Global Equity Series --
 Class INIT...................     2.10%         2,924    12.403229           36,262
MFS Global Equity Series --
 Class INIT...................     2.15%        79,904    12.291618          982,154
MFS Global Equity Series --
 Class INIT...................     2.20%       176,124    12.270640        2,161,149
MFS Global Equity Series --
 Class INIT...................     2.25%         9,241    11.135509          102,899
MFS Global Equity Series --
 Class INIT...................     2.30%        17,468    11.120655          194,259
MFS Global Equity Series --
 Class INIT...................     2.35%        13,924    12.207875          169,983
MFS Global Equity Series --
 Class INIT...................     2.40%         8,616    11.078543           95,455
MFS Global Equity Series --
 Class INIT...................     2.45%        20,768    11.067460          229,847
MFS Global Equity Series --
 Class INIT...................     2.50%        39,153    11.056369          432,885
MFS High Income Series --
 Class INIT...................     0.55%           690    13.430445            9,262
MFS High Income Series --
 Class INIT...................     0.85%        12,335    12.248843          151,088
MFS High Income Series --
 Class INIT...................     0.95%       288,697    12.450166        3,594,327
MFS High Income Series --
 Class INIT...................     1.10%        22,331    12.334682          275,448
MFS High Income Series --
 Class INIT...................     1.15%        12,690    12.328284          156,446
MFS High Income Series --
 Class INIT...................     1.25%        16,807    12.230220          205,558
MFS High Income Series --
 Class INIT...................     1.30%       187,418    12.213891        2,289,107
MFS High Income Series --
 Class INIT...................     1.35%       473,467    12.197590        5,775,155
MFS High Income Series --
 Class INIT...................     1.40%     1,157,471    11.877595       13,747,977
MFS High Income Series --
 Class INIT...................     1.45%        87,089    12.151448        1,058,262
MFS High Income Series --
 Class INIT...................     1.50%           307    12.130705            3,728
MFS High Income Series --
 Class INIT...................     1.55%       301,272    11.762372        3,543,669
MFS High Income Series --
 Class INIT...................     1.60%       137,071    11.761336        1,612,141
MFS High Income Series --
 Class INIT...................     1.65%     1,601,764    11.686133       18,718,424
MFS High Income Series --
 Class INIT...................     1.70%     2,542,881    11.814678       30,043,320
MFS High Income Series --
 Class INIT...................     1.75%     1,035,033    11.647180       12,055,210
MFS High Income Series --
 Class INIT...................     1.80%       108,882    11.577148        1,260,543
MFS High Income Series --
 Class INIT...................     1.85%       909,790    11.722080       10,664,633
MFS High Income Series --
 Class INIT...................     1.90%       391,194    11.698996        4,576,571
MFS High Income Series --
 Class INIT...................     1.95%       113,712    11.567831        1,315,402
MFS High Income Series --
 Class INIT...................     2.00%     1,909,100    11.463783       21,885,513

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-38 ____________________________________

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
MFS High Income Series --
 Class INIT...................     2.05%     4,798,057   $11.607296  $    55,692,473
MFS High Income Series --
 Class INIT...................     2.10%       116,186    11.508667        1,337,141
MFS High Income Series --
 Class INIT...................     2.15%       569,498    11.405173        6,495,223
MFS High Income Series --
 Class INIT...................     2.20%     1,755,773    11.385672       19,990,660
MFS High Income Series --
 Class INIT...................     2.25%       244,380    11.528220        2,817,269
MFS High Income Series --
 Class INIT...................     2.30%       112,995    11.512838        1,300,888
MFS High Income Series --
 Class INIT...................     2.35%       240,435    11.327463        2,723,518
MFS High Income Series --
 Class INIT...................     2.40%       157,459    11.469247        1,805,931
MFS High Income Series --
 Class INIT...................     2.45%       133,691    11.457774        1,531,805
MFS High Income Series --
 Class INIT...................     2.50%       222,075    11.446304        2,541,937
MFS High Income Series --
 Class INIT...................     2.55%         3,307    11.434854           37,817
MFS Investors Growth Stock
 Series -- Class INIT.........     0.85%         6,162     8.393066           51,722
MFS Investors Growth Stock
 Series -- Class INIT.........     0.95%       167,696     8.531133        1,430,641
MFS Investors Growth Stock
 Series -- Class INIT.........     1.05%           256     7.953812            2,040
MFS Investors Growth Stock
 Series -- Class INIT.........     1.10%        41,540     8.451965          351,098
MFS Investors Growth Stock
 Series -- Class INIT.........     1.15%        20,377     8.447570          172,134
MFS Investors Growth Stock
 Series -- Class INIT.........     1.25%         5,174     8.380321           43,362
MFS Investors Growth Stock
 Series -- Class INIT.........     1.30%        21,398     8.369142          179,079
MFS Investors Growth Stock
 Series -- Class INIT.........     1.35%       169,009     8.357967        1,412,572
MFS Investors Growth Stock
 Series -- Class INIT.........     1.40%     3,130,928     7.998221       25,041,852
MFS Investors Growth Stock
 Series -- Class INIT.........     1.45%         8,994     8.326335           74,885
MFS Investors Growth Stock
 Series -- Class INIT.........     1.55%       656,389     7.920573        5,198,975
MFS Investors Growth Stock
 Series -- Class INIT.........     1.60%       517,989     7.919846        4,102,392
MFS Investors Growth Stock
 Series -- Class INIT.........     1.65%       871,523     7.869212        6,858,202
MFS Investors Growth Stock
 Series -- Class INIT.........     1.70%     1,961,079     6.177597       12,114,757
MFS Investors Growth Stock
 Series -- Class INIT.........     1.75%     1,722,800     7.842960       13,511,852
MFS Investors Growth Stock
 Series -- Class INIT.........     1.80%       105,967     7.795786          826,099
MFS Investors Growth Stock
 Series -- Class INIT.........     1.85%       752,366     6.129136        4,611,353
MFS Investors Growth Stock
 Series -- Class INIT.........     1.90%       619,476     6.117083        3,789,387
MFS Investors Growth Stock
 Series -- Class INIT.........     1.95%        84,181     7.789507          655,731
MFS Investors Growth Stock
 Series -- Class INIT.........     2.00%       906,229     7.719374        6,995,519
MFS Investors Growth Stock
 Series -- Class INIT.........     2.05%     3,077,591     6.069098       18,678,204
MFS Investors Growth Stock
 Series -- Class INIT.........     2.10%        87,504     7.749652          678,122
MFS Investors Growth Stock
 Series -- Class INIT.........     2.15%       228,571     7.679895        1,755,399
MFS Investors Growth Stock
 Series -- Class INIT.........     2.20%       649,675     7.666777        4,980,912
MFS Investors Growth Stock
 Series -- Class INIT.........     2.25%       128,108     6.027732          772,199
MFS Investors Growth Stock
 Series -- Class INIT.........     2.30%        79,032     6.019705          475,752
MFS Investors Growth Stock
 Series -- Class INIT.........     2.35%        87,660     7.627559          668,632
MFS Investors Growth Stock
 Series -- Class INIT.........     2.40%        94,361     5.996884          565,875
MFS Investors Growth Stock
 Series -- Class INIT.........     2.45%        24,172     6.162767          148,963
MFS Investors Growth Stock
 Series -- Class INIT.........     2.50%        88,490     6.156607          544,799
MFS Investors Trust Series --
 Class INIT...................     0.70%         1,925     9.356527           18,015
MFS Investors Trust Series --
 Class INIT...................     0.85%        31,103    10.023350          311,757
MFS Investors Trust Series --
 Class INIT...................     0.95%       232,450    10.188186        2,368,240
MFS Investors Trust Series --
 Class INIT...................     1.05%           628     8.819313            5,542
MFS Investors Trust Series --
 Class INIT...................     1.10%        31,274    10.093682          315,668
MFS Investors Trust Series --
 Class INIT...................     1.15%        37,839    10.088397          381,740
MFS Investors Trust Series --
 Class INIT...................     1.25%        15,285    10.008133          152,978

_____________________________________ SA-39 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
MFS Investors Trust Series --
 Class INIT...................     1.30%        43,959   $ 9.994782  $       439,361
MFS Investors Trust Series --
 Class INIT...................     1.35%     1,720,277     9.981433       17,170,834
MFS Investors Trust Series --
 Class INIT...................     1.40%     3,356,011     8.868538       29,762,914
MFS Investors Trust Series --
 Class INIT...................     1.45%        26,420     9.943654          262,716
MFS Investors Trust Series --
 Class INIT...................     1.55%     1,168,183     8.782435       10,259,495
MFS Investors Trust Series --
 Class INIT...................     1.60%       422,148     8.781654        3,707,154
MFS Investors Trust Series --
 Class INIT...................     1.65%     2,266,862     8.725527       19,779,563
MFS Investors Trust Series --
 Class INIT...................     1.70%     4,442,717     8.634465       38,360,488
MFS Investors Trust Series --
 Class INIT...................     1.75%     1,416,025     8.696402       12,314,325
MFS Investors Trust Series --
 Class INIT...................     1.80%       150,245     8.644090        1,298,732
MFS Investors Trust Series --
 Class INIT...................     1.85%     4,439,499     8.566748       38,032,071
MFS Investors Trust Series --
 Class INIT...................     1.90%     1,087,725     8.549866        9,299,906
MFS Investors Trust Series --
 Class INIT...................     1.95%       280,434     8.637137        2,422,144
MFS Investors Trust Series --
 Class INIT...................     2.00%     2,199,427     8.559398       18,825,768
MFS Investors Trust Series --
 Class INIT...................     2.05%     4,248,566     8.482800       36,039,739
MFS Investors Trust Series --
 Class INIT...................     2.10%        69,492     8.592964          597,140
MFS Investors Trust Series --
 Class INIT...................     2.15%     3,167,687     8.515624       26,974,835
MFS Investors Trust Series --
 Class INIT...................     2.20%     6,863,369     8.501095       58,346,152
MFS Investors Trust Series --
 Class INIT...................     2.25%        95,729     8.425022          806,521
MFS Investors Trust Series --
 Class INIT...................     2.30%       155,775     8.413793        1,310,655
MFS Investors Trust Series --
 Class INIT...................     2.35%       225,185     8.457616        1,904,527
MFS Investors Trust Series --
 Class INIT...................     2.40%       127,945     8.381942        1,072,426
MFS Investors Trust Series --
 Class INIT...................     2.45%       374,305     8.553993        3,201,800
MFS Investors Trust Series --
 Class INIT...................     2.50%       875,342     8.545435        7,480,181
MFS Investors Trust Series --
 Class INIT...................     2.55%         9,459     8.536892           80,747
MFS Mid Cap Growth Series --
 Class INIT...................     0.55%         1,557     6.305593            9,818
MFS Mid Cap Growth Series --
 Class INIT...................     0.70%         1,945     6.255306           12,165
MFS Mid Cap Growth Series --
 Class INIT...................     0.85%        20,937     6.080550          127,306
MFS Mid Cap Growth Series --
 Class INIT...................     0.95%       343,487     6.172433        2,120,150
MFS Mid Cap Growth Series --
 Class INIT...................     1.05%         3,141     6.003062           18,856
MFS Mid Cap Growth Series --
 Class INIT...................     1.10%        15,408     6.123222           94,349
MFS Mid Cap Growth Series --
 Class INIT...................     1.15%        46,141     6.111949          282,011
MFS Mid Cap Growth Series --
 Class INIT...................     1.25%        49,415     6.071314          300,017
MFS Mid Cap Growth Series --
 Class INIT...................     1.30%       157,435     6.063217          954,561
MFS Mid Cap Growth Series --
 Class INIT...................     1.35%       746,251     6.055125        4,518,641
MFS Mid Cap Growth Series --
 Class INIT...................     1.40%     2,273,990     6.025995       13,703,055
MFS Mid Cap Growth Series --
 Class INIT...................     1.45%        89,938     6.032210          542,525
MFS Mid Cap Growth Series --
 Class INIT...................     1.50%           902     6.021920            5,434
MFS Mid Cap Growth Series --
 Class INIT...................     1.55%       430,881     5.977964        2,575,791
MFS Mid Cap Growth Series --
 Class INIT...................     1.60%       612,019     5.966928        3,651,872
MFS Mid Cap Growth Series --
 Class INIT...................     1.65%     2,124,840     5.946143       12,634,602
MFS Mid Cap Growth Series --
 Class INIT...................     1.70%     3,116,962     6.412688       19,988,105
MFS Mid Cap Growth Series --
 Class INIT...................     1.75%     1,655,687     5.919377        9,800,634
MFS Mid Cap Growth Series --
 Class INIT...................     1.80%       173,996     5.898744        1,026,357
MFS Mid Cap Growth Series --
 Class INIT...................     1.85%     1,383,853     6.362367        8,804,582
MFS Mid Cap Growth Series --
 Class INIT...................     1.90%       826,843     6.349801        5,250,288
MFS Mid Cap Growth Series --
 Class INIT...................     1.95%       233,565     5.879025        1,373,133
MFS Mid Cap Growth Series --
 Class INIT...................     2.00%     2,898,504     5.840925       16,929,943

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-40 ____________________________________

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
MFS Mid Cap Growth Series --
 Class INIT...................     2.05%     4,564,093   $ 6.299999  $    28,753,784
MFS Mid Cap Growth Series --
 Class INIT...................     2.10%        61,852     5.848957          361,769
MFS Mid Cap Growth Series --
 Class INIT...................     2.15%     1,061,362     5.811058        6,167,633
MFS Mid Cap Growth Series --
 Class INIT...................     2.20%     2,323,263     5.801134       13,477,557
MFS Mid Cap Growth Series --
 Class INIT...................     2.25%       222,893     6.257066        1,394,658
MFS Mid Cap Growth Series --
 Class INIT...................     2.30%       235,994     6.248720        1,474,660
MFS Mid Cap Growth Series --
 Class INIT...................     2.35%       546,186     5.771425        3,152,271
MFS Mid Cap Growth Series --
 Class INIT...................     2.40%       319,877     6.225071        1,991,256
MFS Mid Cap Growth Series --
 Class INIT...................     2.45%       139,522     6.218834          867,662
MFS Mid Cap Growth Series --
 Class INIT...................     2.50%       222,566     6.212611        1,382,717
MFS Mid Cap Growth Series --
 Class INIT...................     2.55%        10,664     6.206393           66,184
MFS New Discovery Series --
 Class INIT...................     0.55%         1,133     9.776690           11,080
MFS New Discovery Series --
 Class INIT...................     0.85%         6,199    13.695526           84,902
MFS New Discovery Series --
 Class INIT...................     0.95%        50,694    13.920832          705,698
MFS New Discovery Series --
 Class INIT...................     1.10%        16,329    13.791613          225,198
MFS New Discovery Series --
 Class INIT...................     1.15%         9,344    13.784439          128,808
MFS New Discovery Series --
 Class INIT...................     1.25%         5,570    13.674750           76,167
MFS New Discovery Series --
 Class INIT...................     1.30%        29,117    13.656495          397,641
MFS New Discovery Series --
 Class INIT...................     1.35%       759,229    13.638280       10,354,582
MFS New Discovery Series --
 Class INIT...................     1.40%       859,008    12.574696       10,801,762
MFS New Discovery Series --
 Class INIT...................     1.45%         4,366    13.586687           59,314
MFS New Discovery Series --
 Class INIT...................     1.55%       329,121    12.452607        4,098,410
MFS New Discovery Series --
 Class INIT...................     1.60%        98,081    12.451486        1,221,260
MFS New Discovery Series --
 Class INIT...................     1.65%     1,341,672    12.371868       16,598,992
MFS New Discovery Series --
 Class INIT...................     1.70%     3,107,311     8.188042       25,442,795
MFS New Discovery Series --
 Class INIT...................     1.75%       512,882    12.330608        6,324,145
MFS New Discovery Series --
 Class INIT...................     1.80%       126,814    12.256421        1,554,282
MFS New Discovery Series --
 Class INIT...................     1.85%     2,618,864     8.123816       21,275,172
MFS New Discovery Series --
 Class INIT...................     1.90%       657,009     8.107792        5,326,896
MFS New Discovery Series --
 Class INIT...................     1.95%       123,790    12.246590        1,516,006
MFS New Discovery Series --
 Class INIT...................     2.00%     1,344,964    12.136308       16,322,897
MFS New Discovery Series --
 Class INIT...................     2.05%     3,503,873     8.044214       28,185,903
MFS New Discovery Series --
 Class INIT...................     2.10%        22,953    12.183953          279,657
MFS New Discovery Series --
 Class INIT...................     2.15%     1,323,063    12.074248       15,974,996
MFS New Discovery Series --
 Class INIT...................     2.20%     2,901,864    12.053635       34,978,005
MFS New Discovery Series --
 Class INIT...................     2.25%        91,030     7.989431          727,278
MFS New Discovery Series --
 Class INIT...................     2.30%       148,587     7.978764        1,185,543
MFS New Discovery Series --
 Class INIT...................     2.35%       110,455    11.991982        1,324,573
MFS New Discovery Series --
 Class INIT...................     2.40%       174,591     7.948540        1,387,743
MFS New Discovery Series --
 Class INIT...................     2.45%       311,502     7.940604        2,473,511
MFS New Discovery Series --
 Class INIT...................     2.50%       531,420     7.932638        4,215,565
MFS New Discovery Series --
 Class INIT...................     2.55%         4,645     7.924706           36,808
MFS Total Return Series --
 Class INIT...................     0.55%         2,274    12.777422           29,052
MFS Total Return Series --
 Class INIT...................     0.70%         2,285    12.680191           28,973
MFS Total Return Series --
 Class INIT...................     0.85%       426,373    14.120252        6,020,488
MFS Total Return Series --
 Class INIT...................     0.95%     2,362,554    14.352341       33,908,179
MFS Total Return Series --
 Class INIT...................     1.05%       118,117    13.024593        1,538,430
MFS Total Return Series --
 Class INIT...................     1.10%       165,481    14.219234        2,353,015

_____________________________________ SA-41 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
MFS Total Return Series --
 Class INIT...................     1.15%       236,706   $14.211796  $     3,364,016
MFS Total Return Series --
 Class INIT...................     1.25%       232,823    14.098786        3,282,520
MFS Total Return Series --
 Class INIT...................     1.30%     1,254,263    14.079987       17,660,005
MFS Total Return Series --
 Class INIT...................     1.35%     3,478,285    14.061192       48,908,831
MFS Total Return Series --
 Class INIT...................     1.40%     6,023,615    13.097240       78,892,725
MFS Total Return Series --
 Class INIT...................     1.45%       847,111    14.007947       11,866,279
MFS Total Return Series --
 Class INIT...................     1.50%         9,117    13.984028          127,487
MFS Total Return Series --
 Class INIT...................     1.55%     1,563,207    12.970132       20,274,996
MFS Total Return Series --
 Class INIT...................     1.60%     1,007,129    12.968982       13,061,439
MFS Total Return Series --
 Class INIT...................     1.65%     6,635,738    12.886085       85,508,686
MFS Total Return Series --
 Class INIT...................     1.70%    12,402,694    12.206927      151,398,777
MFS Total Return Series --
 Class INIT...................     1.75%     4,998,221    12.843105       64,192,680
MFS Total Return Series --
 Class INIT...................     1.80%       631,821    12.765876        8,065,751
MFS Total Return Series --
 Class INIT...................     1.85%     8,099,402    12.111250       98,093,877
MFS Total Return Series --
 Class INIT...................     1.90%     2,581,446    12.087387       31,202,935
MFS Total Return Series --
 Class INIT...................     1.95%       522,094    12.755592        6,659,616
MFS Total Return Series --
 Class INIT...................     2.00%     7,524,970    12.640873       95,122,184
MFS Total Return Series --
 Class INIT...................     2.05%    15,180,515    11.992657      182,054,708
MFS Total Return Series --
 Class INIT...................     2.10%       170,592    12.690355        2,164,872
MFS Total Return Series --
 Class INIT...................     2.15%     4,513,349    12.576210       56,760,823
MFS Total Return Series --
 Class INIT...................     2.20%    11,532,607    12.554749      144,788,989
MFS Total Return Series --
 Class INIT...................     2.25%       496,935    11.910932        5,918,956
MFS Total Return Series --
 Class INIT...................     2.30%       283,810    11.895020        3,375,920
MFS Total Return Series --
 Class INIT...................     2.35%       983,907    12.490529       12,289,519
MFS Total Return Series --
 Class INIT...................     2.40%       403,589    11.850013        4,782,534
MFS Total Return Series --
 Class INIT...................     2.45%       420,777    12.618520        5,309,578
MFS Total Return Series --
 Class INIT...................     2.50%     1,389,963    12.605897       17,521,727
MFS Total Return Series --
 Class INIT...................     2.55%        13,725    12.593284          172,837
MFS Value Series --
 Class INIT...................     0.85%        97,847    14.700660        1,438,414
MFS Value Series --
 Class INIT...................     0.95%       105,419    14.796323        1,559,808
MFS Value Series --
 Class INIT...................     1.05%        31,990    14.622374          467,766
MFS Value Series --
 Class INIT...................     1.10%         1,112    14.737204           16,395
MFS Value Series --
 Class INIT...................     1.15%         7,692    14.717569          113,203
MFS Value Series --
 Class INIT...................     1.25%        19,469    14.678316          285,774
MFS Value Series --
 Class INIT...................     1.30%        22,443    14.658734          328,983
MFS Value Series --
 Class INIT...................     1.35%       383,413    14.639190        5,612,853
MFS Value Series --
 Class INIT...................     1.40%       202,886    14.619654        2,966,121
MFS Value Series --
 Class INIT...................     1.45%        50,244    14.600171          733,574
MFS Value Series --
 Class INIT...................     1.55%        68,290    14.561237          994,387
MFS Value Series --
 Class INIT...................     1.60%        17,398    14.541819          252,998
MFS Value Series --
 Class INIT...................     1.65%       355,279    14.522416        5,159,510
MFS Value Series --
 Class INIT...................     1.70%       726,055    14.503048       10,530,005
MFS Value Series --
 Class INIT...................     1.75%       126,081    14.483712        1,826,126
MFS Value Series --
 Class INIT...................     1.80%        22,386    14.464392          323,806
MFS Value Series --
 Class INIT...................     1.85%       483,524    14.445097        6,984,556
MFS Value Series --
 Class INIT...................     1.90%       131,389    14.425835        1,895,403
MFS Value Series --
 Class INIT...................     1.95%        66,025    14.406587          951,193
MFS Value Series --
 Class INIT...................     2.00%       541,601    14.387381        7,792,215

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-42 ____________________________________

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
MFS Value Series --
 Class INIT...................     2.05%       867,626   $14.368178  $    12,466,208
MFS Value Series --
 Class INIT...................     2.10%         4,679    14.349038           67,135
MFS Value Series --
 Class INIT...................     2.15%       404,221    14.329889        5,792,448
MFS Value Series --
 Class INIT...................     2.20%       839,788    14.310766       12,018,009
MFS Value Series --
 Class INIT...................     2.25%        35,384    14.291692          505,697
MFS Value Series --
 Class INIT...................     2.30%        70,236    14.272621        1,002,446
MFS Value Series --
 Class INIT...................     2.35%        99,913    14.253583        1,424,112
MFS Value Series --
 Class INIT...................     2.40%        17,084    14.234563          243,176
MFS Value Series --
 Class INIT...................     2.45%        70,790    14.220323        1,006,650
MFS Value Series --
 Class INIT...................     2.50%       103,457    14.206107        1,469,723
MFS Value Series --
 Class INIT...................     2.55%         1,072    14.191889           15,213
MFS Research Bond Series --
 Class INIT...................     0.85%         8,374    10.081408           84,419
MFS Research Bond Series --
 Class INIT...................     0.95%           541    10.073214            5,447
MFS Research Bond Series --
 Class INIT...................     1.05%         4,609    10.065021           46,388
MFS Research Bond Series --
 Class INIT...................     1.15%           545    10.056830            5,484
MFS Research Bond Series --
 Class INIT...................     1.35%        61,671    10.040475          619,207
MFS Research Bond Series --
 Class INIT...................     1.40%        55,401    10.036393          556,025
MFS Research Bond Series --
 Class INIT...................     1.45%         1,638    10.032305           16,433
MFS Research Bond Series --
 Class INIT...................     1.55%        10,738    10.024153          107,639
MFS Research Bond Series --
 Class INIT...................     1.65%        37,677    10.016004          377,370
MFS Research Bond Series --
 Class INIT...................     1.70%        99,151    10.011925          992,696
MFS Research Bond Series --
 Class INIT...................     1.75%        15,434    10.007849          154,459
MFS Research Bond Series --
 Class INIT...................     1.80%         1,677    10.003778           16,777
MFS Research Bond Series --
 Class INIT...................     1.85%        82,578     9.999713          825,760
MFS Research Bond Series --
 Class INIT...................     1.90%        31,259     9.995635          312,452
MFS Research Bond Series --
 Class INIT...................     1.95%         8,082     9.991579           80,750
MFS Research Bond Series --
 Class INIT...................     2.00%        41,237     9.987507          411,857
MFS Research Bond Series --
 Class INIT...................     2.05%       211,986     9.983449        2,116,349
MFS Research Bond Series --
 Class INIT...................     2.15%         8,685     9.975334           86,639
MFS Research Bond Series --
 Class INIT...................     2.20%       187,571     9.971265        1,870,324
MFS Research Bond Series --
 Class INIT...................     2.25%        11,867     9.967212          118,281
MFS Research Bond Series --
 Class INIT...................     2.35%           604     9.959101            6,019
MFS Research Bond Series --
 Class INIT...................     2.45%           182     9.951009            1,813
MFS Research Bond Series --
 Class INIT...................     2.50%         6,494     9.946956           64,591
MFS Research International
 Series -- Class INIT.........     0.85%         5,002    12.025883           60,148
MFS Research International
 Series -- Class INIT.........     0.95%         2,797    12.017786           33,613
MFS Research International
 Series -- Class INIT.........     1.05%           787    12.009703            9,446
MFS Research International
 Series -- Class INIT.........     1.10%         2,046    12.005664           24,566
MFS Research International
 Series -- Class INIT.........     1.15%         1,587    12.001621           19,044
MFS Research International
 Series -- Class INIT.........     1.35%        24,526    11.985466          293,961
MFS Research International
 Series -- Class INIT.........     1.40%        22,204    11.981435          266,036
MFS Research International
 Series -- Class INIT.........     1.55%         4,900    11.969352           58,649
MFS Research International
 Series -- Class INIT.........     1.60%           945    11.965317           11,307
MFS Research International
 Series -- Class INIT.........     1.65%        20,007    11.961280          239,310
MFS Research International
 Series -- Class INIT.........     1.70%        13,537    11.957273          161,861
MFS Research International
 Series -- Class INIT.........     1.75%         8,451    11.953240          101,022
MFS Research International
 Series -- Class INIT.........     1.85%        83,486    11.945188          997,255
MFS Research International
 Series -- Class INIT.........     1.90%         4,911    11.941168           58,648

_____________________________________ SA-43 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
MFS Research International
 Series -- Class INIT.........     1.95%         7,560   $11.937152  $        90,248
MFS Research International
 Series -- Class INIT.........     2.00%         5,015    11.933136           59,848
MFS Research International
 Series -- Class INIT.........     2.05%        47,449    11.929120          566,023
MFS Research International
 Series -- Class INIT.........     2.10%         2,426    11.925102           28,929
MFS Research International
 Series -- Class INIT.........     2.15%        21,841    11.921098          260,368
MFS Research International
 Series -- Class INIT.........     2.20%        29,789    11.917083          354,993
MFS Research International
 Series -- Class INIT.........     2.45%           951    11.897041           11,319
MFS Research International
 Series -- Class INIT.........     2.50%         5,067    11.893036           60,262
MFS Research Series --
 Class INIT...................     0.85%        15,083    10.661651          160,811
MFS Research Series --
 Class INIT...................     0.95%           267    10.652719            2,842
MFS Research Series --
 Class INIT...................     1.15%         1,686    10.634884           17,929
MFS Research Series --
 Class INIT...................     1.35%        47,777    10.617084          507,251
MFS Research Series --
 Class INIT...................     1.40%         3,989    10.612628           42,329
MFS Research Series --
 Class INIT...................     1.45%           411    10.608182            4,355
MFS Research Series --
 Class INIT...................     1.65%        21,319    10.590422          225,781
MFS Research Series --
 Class INIT...................     1.70%        17,157    10.585990          181,625
MFS Research Series --
 Class INIT...................     1.75%         3,390    10.581557           35,872
MFS Research Series --
 Class INIT...................     1.85%        32,713    10.572687          345,861
MFS Research Series --
 Class INIT...................     1.90%         3,260    10.568270           34,457
MFS Research Series --
 Class INIT...................     1.95%         1,698    10.563836           17,938
MFS Research Series --
 Class INIT...................     2.00%        20,036    10.559410          211,569
MFS Research Series --
 Class INIT...................     2.05%        14,489    10.554984          152,935
MFS Research Series --
 Class INIT...................     2.15%         2,154    10.546144           22,711
MFS Research Series --
 Class INIT...................     2.20%        27,605    10.541724          291,007
MFS Research Series --
 Class INIT...................     2.25%           694    10.537309            7,309
MFS Research Series --
 Class INIT...................     2.30%           769    10.532896            8,100
MFS Research Series --
 Class INIT...................     2.50%         8,331    10.515260           87,603
Mercury Global Growth V.I.
 Fund -- Class I..............     1.40%        13,613     9.612095          130,845
Mercury Global Growth V.I.
 Fund -- Class I..............     1.55%         4,497     9.523630           42,828
Mercury Global Growth V.I.
 Fund -- Class I..............     1.65%         1,519    12.178734           18,495
Mercury Global Growth V.I.
 Fund -- Class I..............     1.70%         1,785    12.155519           21,694
Mercury Global Growth V.I.
 Fund -- Class I..............     1.75%        16,530     9.430327          155,881
Mercury Global Growth V.I.
 Fund -- Class I..............     1.90%         6,388    12.063024           77,061
Mercury Global Growth V.I.
 Fund -- Class I..............     2.00%         8,911    12.017065          107,080
Mercury Global Growth V.I.
 Fund -- Class I..............     2.05%        43,526    11.994124          522,053
Mercury Global Growth V.I.
 Fund -- Class I..............     2.15%         4,926    11.955629           58,892
Mercury Global Growth V.I.
 Fund -- Class I..............     2.20%         4,077    11.935200           48,655
Mercury Global Growth V.I.
 Fund -- Class I..............     2.35%         9,139    11.874186          108,519
Mercury Global Growth V.I.
 Fund -- Class I..............     2.40%           830    11.851536            9,841
Mercury Large Cap Growth V.I.
 Fund -- Class I..............     1.40%        37,011     9.482120          350,939
Mercury Large Cap Growth V.I.
 Fund -- Class I..............     1.55%        22,937     9.394796          215,487
Mercury Large Cap Growth V.I.
 Fund -- Class I..............     1.60%           760     9.389216            7,132
Mercury Large Cap Growth V.I.
 Fund -- Class I..............     1.65%         2,724    11.523436           31,389
Mercury Large Cap Growth V.I.
 Fund -- Class I..............     1.70%         6,448    11.501450           74,163
Mercury Large Cap Growth V.I.
 Fund -- Class I..............     1.75%        46,876     9.302774          436,074
Mercury Large Cap Growth V.I.
 Fund -- Class I..............     1.85%         1,606    11.435751           18,366
Mercury Large Cap Growth V.I.
 Fund -- Class I..............     1.90%         8,035    11.413948           91,713
Mercury Large Cap Growth V.I.
 Fund -- Class I..............     2.00%        24,092    11.370433          273,938

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-44 ____________________________________

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
Mercury Large Cap Growth V.I.
 Fund -- Class I..............     2.05%        41,124   $11.348752  $       466,708
Mercury Large Cap Growth V.I.
 Fund -- Class I..............     2.10%         3,059     9.192134           28,116
Mercury Large Cap Growth V.I.
 Fund -- Class I..............     2.15%        12,070    11.312278          136,534
Mercury Large Cap Growth V.I.
 Fund -- Class I..............     2.20%        33,771    11.292973          381,371
Mercury Large Cap Growth V.I.
 Fund -- Class I..............     2.25%         6,328    11.271435           71,326
Mercury Large Cap Growth V.I.
 Fund -- Class I..............     2.35%         9,716    11.235222          109,167
Mercury Large Cap Growth V.I.
 Fund -- Class I..............     2.40%         9,784    11.213779          109,712
Jennison 20/20 Focus
 Portfolio -- Class II........     1.70%       268,222     1.268243          340,170
Jennison 20/20 Focus
 Portfolio -- Class II........     1.90%        47,182     1.256051           59,263
Jennison 20/20 Focus
 Portfolio -- Class II........     2.05%        45,059     1.246982           56,188
Jennison 20/20 Focus
 Portfolio -- Class II........     2.20%        92,945     1.241466          115,388
Jennison Portfolio --
 Class II.....................     1.70%        92,522     0.928754           85,930
Jennison Portfolio --
 Class II.....................     1.85%        60,296     0.922012           55,594
Jennison Portfolio --
 Class II.....................     1.90%         7,213     0.919799            6,635
Jennison Portfolio --
 Class II.....................     2.05%       115,020     0.913151          105,031
Jennison Portfolio --
 Class II.....................     2.25%         9,438     0.906942            8,559
Prudential Value Portfolio --
 Class II.....................     1.70%       182,964     1.171723          214,383
Prudential Value Portfolio --
 Class II.....................     1.85%        43,816     1.163553           50,982
Prudential Value Portfolio --
 Class II.....................     2.05%       137,229     1.152728          158,187
Prudential Value Portfolio --
 Class II.....................     2.20%        13,142     1.147543           15,081
Wells Fargo Advantage Asset
 Allocation Fund..............     1.35%        54,002     1.193027           64,425
Wells Fargo Advantage Asset
 Allocation Fund..............     1.70%       308,577     1.177701          363,412
Wells Fargo Advantage Asset
 Allocation Fund..............     1.85%       192,157     1.170742          224,966
Wells Fargo Advantage Asset
 Allocation Fund..............     2.00%        20,674     1.163931           24,063
Wells Fargo Advantage Asset
 Allocation Fund..............     2.05%       398,627     1.162367          463,350
Wells Fargo Advantage Asset
 Allocation Fund..............     2.20%       577,664     1.156826          668,258
Wells Fargo Advantage Asset
 Allocation Fund..............     2.35%         6,843     1.152483            7,887
Wells Fargo Advantage Asset
 Allocation Fund..............     2.50%        53,092     1.149019           61,004
Wells Fargo Advantage Total
 Return Bond Fund.............     1.35%       152,202     1.157855          176,228
Wells Fargo Advantage Total
 Return Bond Fund.............     1.55%        66,827     1.151803           76,971
Wells Fargo Advantage Total
 Return Bond Fund.............     1.65%        12,339     1.144481           14,122
Wells Fargo Advantage Total
 Return Bond Fund.............     1.70%       477,262     1.142935          545,480
Wells Fargo Advantage Total
 Return Bond Fund.............     1.85%       360,653     1.136222          409,781
Wells Fargo Advantage Total
 Return Bond Fund.............     1.90%        78,104     1.135087           88,655
Wells Fargo Advantage Total
 Return Bond Fund.............     2.00%        11,996     1.129610           13,551
Wells Fargo Advantage Total
 Return Bond Fund.............     2.05%       680,785     1.128092          767,988
Wells Fargo Advantage Total
 Return Bond Fund.............     2.15%       100,551     1.123830          113,002
Wells Fargo Advantage Total
 Return Bond Fund.............     2.20%     1,889,560     1.122706        2,121,420
Wells Fargo Advantage Total
 Return Bond Fund.............     2.35%       374,411     1.118472          418,768
Wells Fargo Advantage Total
 Return Bond Fund.............     2.50%       229,153     1.115105          255,530
Wells Fargo Advantage Equity
 Income Fund..................     1.35%        94,335     1.200923          113,289
Wells Fargo Advantage Equity
 Income Fund..................     1.55%        45,317     1.194660           54,139
Wells Fargo Advantage Equity
 Income Fund..................     1.65%        52,445     1.187091           62,257
Wells Fargo Advantage Equity
 Income Fund..................     1.70%       403,905     1.185503          478,830
Wells Fargo Advantage Equity
 Income Fund..................     1.85%       323,616     1.178478          381,374
Wells Fargo Advantage Equity
 Income Fund..................     1.90%        67,470     1.177306           79,433
Wells Fargo Advantage Equity
 Income Fund..................     2.00%         8,109     1.171638            9,501
Wells Fargo Advantage Equity
 Income Fund..................     2.05%       191,319     1.170075          223,858

_____________________________________ SA-45 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
Wells Fargo Advantage Equity
 Income Fund..................     2.15%        18,015   $ 1.165655  $        21,000
Wells Fargo Advantage Equity
 Income Fund..................     2.20%       529,707     1.164475          616,832
Wells Fargo Advantage Equity
 Income Fund..................     2.35%        91,737     1.160096          106,423
Wells Fargo Advantage Equity
 Income Fund..................     2.50%        33,350     1.156619           38,573
Wells Fargo Advantage C&B
 Large Cap Value Fund.........     1.35%         3,001     1.098040            3,295
Wells Fargo Advantage C&B
 Large Cap Value Fund.........     1.70%        70,255     1.083923           76,151
Wells Fargo Advantage C&B
 Large Cap Value Fund.........     1.85%         6,672     1.077530            7,189
Wells Fargo Advantage C&B
 Large Cap Value Fund.........     1.90%         6,649     1.076452            7,157
Wells Fargo Advantage C&B
 Large Cap Value Fund.........     2.20%       188,136     1.064722          200,313
Wells Fargo Advantage C&B
 Large Cap Value Fund.........     2.35%       127,890     1.060721          135,656
Wells Fargo Advantage C&B
 Large Cap Value Fund.........     2.50%         4,182     1.057533            4,423
Wells Fargo Advantage Large
 Company Core Fund............     1.35%        14,665     0.981243           14,390
Wells Fargo Advantage Large
 Company Core Fund............     1.70%         9,185     0.968621            8,897
Wells Fargo Advantage Large
 Company Core Fund............     1.85%        53,728     0.962900           51,735
Wells Fargo Advantage Large
 Company Core Fund............     2.20%        31,907     0.951443           30,358
Wells Fargo Advantage Large
 Company Core Fund............     2.35%        28,713     0.947863           27,216
Wells Fargo Advantage
 International Core Fund......     1.35%       111,770     1.217401          136,068
Wells Fargo Advantage
 International Core Fund......     1.55%        51,748     1.211035           62,668
Wells Fargo Advantage
 International Core Fund......     1.65%         6,858     1.203348            8,253
Wells Fargo Advantage
 International Core Fund......     1.70%       266,777     1.201745          320,598
Wells Fargo Advantage
 International Core Fund......     1.85%       332,279     1.194669          396,964
Wells Fargo Advantage
 International Core Fund......     1.90%        70,677     1.193490           84,352
Wells Fargo Advantage
 International Core Fund......     2.00%        16,223     1.187718           19,268
Wells Fargo Advantage
 International Core Fund......     2.05%        74,714     1.186139           88,621
Wells Fargo Advantage
 International Core Fund......     2.15%        19,286     1.181632           22,789
Wells Fargo Advantage
 International Core Fund......     2.20%       460,581     1.180456          543,695
Wells Fargo Advantage
 International Core Fund......     2.35%        16,213     1.176010           19,067
Wells Fargo Advantage
 International Core Fund......     2.50%        61,698     1.172478           72,340
Wells Fargo Advantage Large
 Company Growth Fund..........     1.35%       142,314     1.059100          150,725
Wells Fargo Advantage Large
 Company Growth Fund..........     1.55%        45,262     1.053584           47,688
Wells Fargo Advantage Large
 Company Growth Fund..........     1.65%         5,840     1.046872            6,114
Wells Fargo Advantage Large
 Company Growth Fund..........     1.70%       492,495     1.045469          514,888
Wells Fargo Advantage Large
 Company Growth Fund..........     1.85%       345,474     1.039324          359,059
Wells Fargo Advantage Large
 Company Growth Fund..........     1.90%        76,923     1.038272           79,867
Wells Fargo Advantage Large
 Company Growth Fund..........     2.00%         7,976     1.033276            8,241
Wells Fargo Advantage Large
 Company Growth Fund..........     2.05%       889,948     1.031893          918,331
Wells Fargo Advantage Large
 Company Growth Fund..........     2.15%        17,435     1.027995           17,924
Wells Fargo Advantage Large
 Company Growth Fund..........     2.20%     1,140,362     1.026960        1,171,106
Wells Fargo Advantage Large
 Company Growth Fund..........     2.35%       147,381     1.023104          150,786
Wells Fargo Advantage Large
 Company Growth Fund..........     2.50%        75,336     1.020021           76,844
Wells Fargo Advantage Money
 Market Fund..................     1.35%        40,446     0.996039           40,285
Wells Fargo Advantage Money
 Market Fund..................     1.70%       423,453     0.983252          416,361
Wells Fargo Advantage Money
 Market Fund..................     1.85%        40,423     0.977442           39,511
Wells Fargo Advantage Money
 Market Fund..................     2.05%       341,247     0.970432          331,157
Wells Fargo Advantage Money
 Market Fund..................     2.15%        24,083     0.966778           23,283
Wells Fargo Advantage Money
 Market Fund..................     2.20%       116,822     0.965808          112,828
Wells Fargo Advantage Money
 Market Fund..................     2.50%        11,651     0.959281           11,177
Wells Fargo Advantage Small
 Cap Growth Fund..............     1.35%       127,662     1.161789          148,317

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-46 ____________________________________

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
Wells Fargo Advantage Small
 Cap Growth Fund..............     1.55%        33,798   $ 1.155723  $        39,061
Wells Fargo Advantage Small
 Cap Growth Fund..............     1.65%         4,167     1.148379            4,785
Wells Fargo Advantage Small
 Cap Growth Fund..............     1.70%       149,701     1.146833          171,682
Wells Fargo Advantage Small
 Cap Growth Fund..............     1.85%       317,032     1.140072          361,439
Wells Fargo Advantage Small
 Cap Growth Fund..............     1.90%        45,151     1.138932           51,424
Wells Fargo Advantage Small
 Cap Growth Fund..............     2.00%        19,424     1.133461           22,016
Wells Fargo Advantage Small
 Cap Growth Fund..............     2.05%       231,927     1.131912          262,521
Wells Fargo Advantage Small
 Cap Growth Fund..............     2.15%        25,204     1.127640           28,421
Wells Fargo Advantage Small
 Cap Growth Fund..............     2.20%       482,380     1.126515          543,409
Wells Fargo Advantage Small
 Cap Growth Fund..............     2.35%        49,960     1.122275           56,069
Wells Fargo Advantage Small
 Cap Growth Fund..............     2.50%        47,882     1.118912           53,576
Wells Fargo Advantage
 Discovery Fund...............     1.85%           891    11.222685            9,996
Wells Fargo Advantage
 Opportunity Fund.............     1.85%           918    10.821546            9,934
Wells Fargo Advantage
 Opportunity Fund.............     2.20%           376    10.799381            4,056
                                                                     ---------------
    SUB-TOTAL.................                                       $23,611,209,989
                                                                     ---------------
ANNUITY CONTRACTS IN THE
 ANNUITY PERIOD (BY
 SUB-ACCOUNT):
AIM V.I. Aggressive Growth
 Fund -- Class I..............     1.35%         7,692     1.296807            9,975
AIM V.I. Basic Value Fund --
 Class I......................     1.35%        20,942     1.356741           28,413
AIM V.I. Basic Value Fund --
 Class I......................     1.65%         8,670     1.338366           11,604
AIM V.I. Blue Chip Fund --
 Class I......................     1.35%         8,599     1.130173            9,718
AIM V.I. Demographic Trends
 Fund -- Class I..............     1.35%         7,626     1.309800            9,988
AIM V.I. Demographic Trends
 Fund -- Class I..............     1.70%         2,403     1.289305            3,098
AIM V.I. Government Securities
 Fund -- Class I..............     0.95%        29,124     1.113189           32,421
AIM V.I. Government Securities
 Fund -- Class I..............     1.35%        32,352     1.095213           35,432
AIM V.I. Government Securities
 Fund -- Class I..............     1.40%         2,232     1.091969            2,437
AIM V.I. Government Securities
 Fund -- Class I..............     1.65%        12,699     1.080337           13,719
AIM V.I. Government Securities
 Fund -- Class I..............     1.70%        14,264     1.078055           15,378
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     1.35%        12,530     1.515124           18,985
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     1.40%         6,552     1.510653            9,898
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     1.65%        12,779     1.494598           19,099
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     1.70%         7,481     1.491414           11,157
AIM V.I. Premier Equity
 Fund -- Class I..............     1.35%        21,674     1.078963           23,385
AIM V.I. Premier Equity
 Fund -- Class I..............     1.65%        35,040     1.064370           37,296
AIM V.I. Small Cap Equity
 Fund -- Class S1.............     0.95%         1,192    12.533058           14,935
American Funds Asset
 Allocation Fund --
 Class 2......................     0.95%        18,245    13.180773          240,479
American Funds Asset
 Allocation Fund --
 Class 2......................     1.35%           951    12.913361           12,282
American Funds Asset
 Allocation Fund --
 Class 2......................     1.40%        17,877    11.896916          212,683
American Funds Asset
 Allocation Fund --
 Class 2......................     1.70%        10,557    11.962994          126,296
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     0.95%       100,472     1.073089          107,815
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     1.35%         9,560     1.054958           10,086
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     1.40%        49,071     1.051634           51,605
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     1.70%       156,417     1.037570          162,294
American Funds Bond Fund --
 Class 2......................     1.35%        14,334    13.529681          193,934
American Funds Bond Fund --
 Class 2......................     1.40%        18,573    13.298317          246,996
American Funds Bond Fund --
 Class 2......................     1.65%         1,365    13.083910           17,865
American Funds Bond Fund --
 Class 2......................     1.70%         6,344    12.617146           80,045
American Funds Global Growth
 Fund -- Class 2..............     0.95%           410    13.500633            5,530

_____________________________________ SA-47 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
American Funds Global Growth
 Fund -- Class 2..............     1.35%           808   $13.226692  $        10,689
American Funds Global Growth
 Fund -- Class 2..............     1.40%        14,826    13.372654          198,265
American Funds Growth Fund --
 Class 2......................     0.95%         1,831    14.038034           25,709
American Funds Growth Fund --
 Class 2......................     1.35%        16,906    13.753099          232,514
American Funds Growth Fund --
 Class 2......................     1.40%        44,314    13.294487          589,134
American Funds Growth Fund --
 Class 2......................     1.65%         7,585    13.080072           99,206
American Funds Growth Fund --
 Class 2......................     1.70%        20,447     9.121327          186,503
American Funds Growth-Income
 Fund -- Class 2..............     0.95%        12,578    14.092055          177,247
American Funds Growth-Income
 Fund -- Class 2..............     1.35%        21,531    13.806136          297,256
American Funds Growth-Income
 Fund -- Class 2..............     1.40%       113,968    12.332540        1,405,516
American Funds Growth-Income
 Fund -- Class 2..............     1.65%         6,380    12.133730           77,413
American Funds Growth-Income
 Fund -- Class 2..............     1.70%        10,716    12.297253          131,782
American Funds International
 Fund -- Class 2..............     1.35%         1,496    13.274910           19,856
American Funds International
 Fund -- Class 2..............     1.40%         8,572    14.014181          120,125
American Funds International
 Fund -- Class 2..............     1.65%            74    13.788217            1,027
American Funds International
 Fund -- Class 2..............     1.70%         6,317    10.540819           66,589
American Funds New World
 Fund -- Class 2..............     1.35%           174    17.822707            3,100
American Funds New World
 Fund -- Class 2..............     1.40%           672    16.883506           11,347
American Funds New World
 Fund -- Class 2..............     1.70%           136    15.697696            2,134
American Funds Global Small
 Capitalization Fund --
 Class 2......................     1.35%           724    16.308446           11,809
American Funds Global Small
 Capitalization Fund --
 Class 2......................     1.40%         5,799    17.361379          100,676
American Funds Global Small
 Capitalization Fund --
 Class 2......................     1.65%           346    17.081429            5,915
American Funds Global Small
 Capitalization Fund --
 Class 2......................     1.70%           938    12.647899           11,859
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     1.35%         3,145    13.524634           42,528
Franklin Income Securities
 Fund -- Class 2..............     0.95%         5,877    13.730143           80,688
Franklin Income Securities
 Fund -- Class 2..............     1.35%        12,987    13.536847          175,797
Franklin Income Securities
 Fund -- Class 2..............     1.40%         1,015    13.505289           13,707
Franklin Income Securities
 Fund -- Class 2..............     1.70%         5,166    13.357413           68,999
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     1.35%           702    11.028606            7,747
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     1.65%            81    10.902372              878
Franklin Real Estate Fund --
 Class 2......................     1.40%           537    23.916634           12,847
Franklin Real Estate Fund --
 Class 2......................     1.70%           648    21.516397           13,934
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     0.95%         1,202    12.320038           14,815
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     1.40%         1,127    12.648861           14,249
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     1.65%           415    12.444845            5,167
Franklin Small-Mid Cap Growth
 Securities Fund --
 Class 2......................     1.70%         8,537     7.222717           61,658
Franklin Strategic Income
 Securities Fund --
 Class 1......................     1.35%         1,581    14.910177           23,567
Franklin Strategic Income
 Securities Fund --
 Class 1......................     1.40%         1,550    14.548230           22,547
Franklin Strategic Income
 Securities Fund --
 Class 1......................     1.65%           101    14.313734            1,442
Franklin Strategic Income
 Securities Fund --
 Class 1......................     1.70%        10,266    13.757636          141,239
Mutual Shares Securities
 Fund -- Class 2..............     1.35%         8,159    16.682684          136,122
Mutual Shares Securities
 Fund -- Class 2..............     1.40%        16,396    15.005045          246,025
Mutual Shares Securities
 Fund -- Class 2..............     1.70%         7,461    14.173059          105,739
Templeton Developing Markets
 Securities Fund --
 Class 1......................     1.35%         4,052    18.732790           75,902
Templeton Foreign Securities
 Fund -- Class 2..............     1.35%         8,780    12.103636          106,267
Templeton Foreign Securities
 Fund -- Class 2..............     1.40%        11,436    11.619174          132,881
Templeton Foreign Securities
 Fund -- Class 2..............     1.65%           270    11.431795            3,086
Templeton Foreign Securities
 Fund -- Class 2..............     1.70%         1,307    10.955610           14,320

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-48 ____________________________________

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
Templeton Global Asset
 Allocation Fund --
 Class 2......................     1.40%           187   $13.610814  $         2,549
Templeton Growth Securities
 Fund -- Class 2..............     0.95%         1,097    14.496496           15,904
Templeton Growth Securities
 Fund -- Class 2..............     1.35%         6,036    14.202369           85,719
Templeton Growth Securities
 Fund -- Class 2..............     1.40%         2,147    13.301155           28,552
Templeton Growth Securities
 Fund -- Class 2..............     1.65%           341    13.086713            4,468
Templeton Growth Securities
 Fund -- Class 2..............     1.70%         5,907    12.931649           76,392
Mutual Discovery Securities
 Fund -- Class 2..............     1.35%         2,328    16.585481           38,615
Hartford Money Market HLS
 Fund -- Class IA.............     1.35%       184,636     1.092547          201,723
Hartford Money Market HLS
 Fund -- Class IA.............     1.40%         5,394     1.095104            5,907
Hartford Money Market HLS
 Fund -- Class IA.............     1.65%         1,596     1.077446            1,719
Hartford Money Market HLS
 Fund -- Class IA.............     1.70%         3,172     1.023767            3,248
MFS Capital Opportunities
 Series -- Class INIT.........     1.40%         2,981     8.482700           25,287
MFS Emerging Growth Series --
 Class INIT...................     1.40%         1,544     8.066515           12,457
MFS Global Equity Series --
 Class INIT...................     1.70%         2,285    11.412227           26,078
MFS High Income Series --
 Class INIT...................     0.95%         1,427    12.450166           17,767
MFS High Income Series --
 Class INIT...................     1.40%         1,216    11.877595           14,444
MFS High Income Series --
 Class INIT...................     1.65%           395    11.686133            4,613
MFS High Income Series --
 Class INIT...................     1.70%         7,510    11.814678           88,726
MFS Investors Growth Stock
 Series -- Class INIT.........     1.35%         4,740     8.357967           39,618
MFS Investors Growth Stock
 Series -- Class INIT.........     1.40%         3,725     7.998221           29,792
MFS Investors Trust Series --
 Class INIT...................     1.35%         1,762     9.981433           17,583
MFS Investors Trust Series --
 Class INIT...................     1.40%           997     8.868538            8,839
MFS Investors Trust Series --
 Class INIT...................     1.65%           352     8.725527            3,072
MFS Mid Cap Growth Series --
 Class INIT...................     1.35%         1,812     6.055125           10,975
MFS New Discovery Series --
 Class INIT...................     1.35%         1,157    13.638280           15,781
MFS New Discovery Series --
 Class INIT...................     1.40%        13,047    12.574696          164,064
MFS New Discovery Series --
 Class INIT...................     1.65%           544    12.371868            6,729
MFS New Discovery Series --
 Class INIT...................     1.70%         1,970     8.188042           16,134
MFS Total Return Series --
 Class INIT...................     0.95%         4,604    14.352341           66,079
MFS Total Return Series --
 Class INIT...................     1.35%         2,410    14.061192           33,885
MFS Total Return Series --
 Class INIT...................     1.40%        34,621    13.097240          453,435
MFS Total Return Series --
 Class INIT...................     1.65%         3,332    12.886085           42,931
MFS Total Return Series --
 Class INIT...................     1.70%         2,578    12.206927           31,473
MFS Value Series --
 Class INIT...................     1.35%         2,548    14.639190           37,306
MFS Research Bond Series --
 Class INIT...................     1.35%        17,746    10.040475          178,180
                                                                     ---------------
    SUB-TOTAL.................                                       $     8,892,714
                                                                     ---------------
GRAND TOTAL...................                                       $23,620,102,703
                                                                     ===============

  #  Rounded unit values

_____________________________________ SA-49 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005

                            AIM V.I.
                           AGGRESSIVE   AIM V.I. BASIC  AIM V.I. BLUE
                           GROWTH FUND    VALUE FUND      CHIP FUND
                           SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                           -----------  --------------  -------------
INVESTMENT INCOME:
  Dividends..............  $   --        $   245,159     $  302,486
                           ----------    -----------     ----------
EXPENSES:
  Mortality and expense
   risk charges..........    (755,340)    (4,932,234)      (853,799)
                           ----------    -----------     ----------
    Net Investment income
     (loss)..............    (755,340)    (4,687,075)      (551,313)
                           ----------    -----------     ----------
CAPITAL GAINS INCOME
 (LOSS)..................      --          3,128,583        --
                           ----------    -----------     ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........   1,131,151      3,307,179        409,532
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................   1,262,628      8,648,789        956,479
                           ----------    -----------     ----------
    Net gain (loss) on
     investments.........   2,393,779     11,955,968      1,366,011
                           ----------    -----------     ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $1,638,439    $10,397,476     $  814,698
                           ==========    ===========     ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-50 ____________________________________

                               AIM V.I.                                AIM V.I.          AIM V.I.        AIM V.I.
                                CAPITAL         AIM V.I. CORE        DEMOGRAPHIC        GOVERNMENT     INTERNATIONAL
                           APPRECIATION FUND     EQUITY FUND         TRENDS FUND      SECURITIES FUND   GROWTH FUND
                              SUB-ACCOUNT      SUB-ACCOUNT (A)     SUB-ACCOUNT (B)      SUB-ACCOUNT     SUB-ACCOUNT
                           -----------------  ------------------  ------------------  ---------------  -------------
INVESTMENT INCOME:
  Dividends..............     $   30,754           $17,325            $ --              $16,127,276      $  356,974
                              ----------           -------            ----------        -----------      ----------
EXPENSES:
  Mortality and expense
   risk charges..........       (831,185)           (6,427)             (496,038)        (7,928,941)       (699,724)
                              ----------           -------            ----------        -----------      ----------
    Net Investment income
     (loss)..............       (800,431)           10,898              (496,038)         8,198,335        (342,750)
                              ----------           -------            ----------        -----------      ----------
CAPITAL GAINS INCOME
 (LOSS)..................       --                 --                   --                 --               --
                              ----------           -------            ----------        -----------      ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        516,048               822               485,521             (9,054)         54,204
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      3,596,278            24,724             1,174,129         (8,544,705)      7,466,741
                              ----------           -------            ----------        -----------      ----------
    Net gain (loss) on
     investments.........      4,112,326            25,546             1,659,650         (8,553,759)      7,520,945
                              ----------           -------            ----------        -----------      ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $3,311,895           $36,444            $1,163,612        $  (355,424)     $7,178,195
                              ==========           =======            ==========        ===========      ==========


                           AIM V.I. MID CAP  AIM V.I. PREMIER  AIM V.I. SMALL CAP
                           CORE EQUITY FUND    EQUITY FUND        EQUITY FUND
                             SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
                           ----------------  ----------------  ------------------
INVESTMENT INCOME:
  Dividends..............    $ 1,918,729       $ 2,627,558         $ --
                             -----------       -----------         ----------
EXPENSES:
  Mortality and expense
   risk charges..........     (6,177,594)       (4,736,136)          (451,374)
                             -----------       -----------         ----------
    Net Investment income
     (loss)..............     (4,258,865)       (2,108,578)          (451,374)
                             -----------       -----------         ----------
CAPITAL GAINS INCOME
 (LOSS)..................     11,728,568          --                 --
                             -----------       -----------         ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        297,993           239,790            (31,601)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     12,413,554        14,142,839          2,015,561
                             -----------       -----------         ----------
    Net gain (loss) on
     investments.........     12,711,547        14,382,629          1,983,960
                             -----------       -----------         ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $20,181,250       $12,274,051         $1,532,586
                             ===========       ===========         ==========

(a)  From inception, May 2, 2005 to December 31, 2005.
(b) Formerly AIM V.I. Dent Demographic Trends Fund Sub-Account. Change effective July 1, 2005.

_____________________________________ SA-51 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                                AIM V.I.                               AMERICAN FUNDS
                               LARGE CAP          AMERICAN FUNDS      BLUE CHIP INCOME
                              GROWTH FUND      ASSET ALLOCATION FUND  AND GROWTH FUND
                            SUB-ACCOUNT (A)         SUB-ACCOUNT         SUB-ACCOUNT
                           ------------------  ---------------------  ----------------
INVESTMENT INCOME:
  Dividends..............       $--                $ 34,097,565         $ 11,531,587
                                --------           ------------         ------------
EXPENSES:
  Mortality and expense
   risk charges..........        (18,216)           (23,770,794)         (18,946,636)
                                --------           ------------         ------------
    Net Investment income
     (loss)..............        (18,216)            10,326,771           (7,415,049)
                                --------           ------------         ------------
CAPITAL GAINS INCOME
 (LOSS)..................          3,777              --                    --
                                --------           ------------         ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         (1,546)             4,333,132            4,190,496
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        150,828             95,903,283           67,709,688
                                --------           ------------         ------------
    Net gain (loss) on
     investments.........        149,282            100,236,415           71,900,184
                                --------           ------------         ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $134,843           $110,563,186         $ 64,485,135
                                ========           ============         ============

(a)  From inception, May 2, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-52 ____________________________________

                                           AMERICAN FUNDS                  AMERICAN FUNDS
                           AMERICAN FUNDS      GLOBAL      AMERICAN FUNDS  GROWTH-INCOME     AMERICAN FUNDS    AMERICAN FUNDS
                             BOND FUND      GROWTH FUND     GROWTH FUND         FUND       INTERNATIONAL FUND  NEW WORLD FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           --------------  --------------  --------------  --------------  ------------------  --------------
INVESTMENT INCOME:
  Dividends..............   $ 36,510,949    $ 3,287,196     $ 22,443,846    $ 47,016,007      $ 11,241,441      $ 1,933,210
                            ------------    -----------     ------------    ------------      ------------      -----------
EXPENSES:
  Mortality and expense
   risk charges..........    (15,736,520)    (7,745,102)     (51,188,683)    (54,641,649)      (11,370,400)      (2,708,817)
                            ------------    -----------     ------------    ------------      ------------      -----------
    Net Investment income
     (loss)..............     20,774,429     (4,457,906)     (28,744,837)     (7,625,642)         (128,959)        (775,607)
                            ------------    -----------     ------------    ------------      ------------      -----------
CAPITAL GAINS INCOME
 (LOSS)..................       --              --              --            13,819,630         --                 --
                            ------------    -----------     ------------    ------------      ------------      -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      1,266,666      2,185,196       22,113,554      16,729,601         3,436,037          211,472
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    (22,427,692)    63,418,193      442,795,353     126,429,965       132,377,173       31,244,380
                            ------------    -----------     ------------    ------------      ------------      -----------
    Net gain (loss) on
     investments.........    (21,161,026)    65,603,389      464,908,907     143,159,566       135,813,210       31,455,852
                            ------------    -----------     ------------    ------------      ------------      -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $   (386,597)   $61,145,483     $436,164,070    $149,353,554      $135,684,251      $30,680,245
                            ============    ===========     ============    ============      ============      ===========

                                                   FRANKLIN
                             AMERICAN FUNDS         RISING
                              GLOBAL SMALL         DIVIDENDS
                           CAPITALIZATION FUND  SECURITIES FUND
                               SUB-ACCOUNT        SUB-ACCOUNT
                           -------------------  ---------------
INVESTMENT INCOME:
  Dividends..............      $ 2,932,475        $ 4,013,614
                               -----------        -----------
EXPENSES:
  Mortality and expense
   risk charges..........       (5,084,779)        (7,871,271)
                               -----------        -----------
    Net Investment income
     (loss)..............       (2,152,304)        (3,857,657)
                               -----------        -----------
CAPITAL GAINS INCOME
 (LOSS)..................        --                 2,737,504
                               -----------        -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        1,778,371            111,987
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       68,502,061         13,413,082
                               -----------        -----------
    Net gain (loss) on
     investments.........       70,280,432         13,525,069
                               -----------        -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $68,128,128        $12,404,916
                               ===========        ===========

_____________________________________ SA-53 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                                            FRANKLIN LARGE
                           FRANKLIN INCOME    CAP GROWTH     FRANKLIN REAL
                           SECURITIES FUND  SECURITIES FUND   ESTATE FUND
                             SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           ---------------  ---------------  -------------
INVESTMENT INCOME:
  Dividends..............   $ 39,990,198      $   768,231     $  550,680
                            ------------      -----------     ----------
EXPENSES:
  Mortality and expense
   risk charges..........    (20,219,920)      (2,352,673)      (568,716)
                            ------------      -----------     ----------
    Net Investment income
     (loss)..............     19,770,278       (1,584,442)       (18,036)
                            ------------      -----------     ----------
CAPITAL GAINS INCOME
 (LOSS)..................      3,470,793         --            2,368,657
                            ------------      -----------     ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        (52,228)          26,391      1,691,701
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    (23,887,673)       1,747,158        237,541
                            ------------      -----------     ----------
    Net gain (loss) on
     investments.........    (23,939,901)       1,773,549      1,929,242
                            ------------      -----------     ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $   (698,830)     $   189,107     $4,279,863
                            ============      ===========     ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-54 ____________________________________

                               FRANKLIN
                             SMALL-MID CAP        FRANKLIN        FRANKLIN FLEX       FRANKLIN LARGE
                           GROWTH SECURITIES  STRATEGIC INCOME      CAP GROWTH          CAP VALUE        MUTUAL SHARES
                                 FUND         SECURITIES FUND    SECURITIES FUND     SECURITIES FUND    SECURITIES FUND
                            SUB-ACCOUNT (C)     SUB-ACCOUNT      SUB-ACCOUNT (A)     SUB-ACCOUNT (A)      SUB-ACCOUNT
                           -----------------  ----------------  ------------------  ------------------  ---------------
INVESTMENT INCOME:
  Dividends..............     $  --             $ 20,549,436         $ 12,828            $ 30,022        $  9,957,271
                              -----------       ------------         --------            --------        ------------
EXPENSES:
  Mortality and expense
   risk charges..........      (5,707,007)        (7,466,818)         (88,857)            (26,405)        (19,191,749)
                              -----------       ------------         --------            --------        ------------
    Net Investment income
     (loss)..............      (5,707,007)        13,082,618          (76,029)              3,617          (9,234,478)
                              -----------       ------------         --------            --------        ------------
CAPITAL GAINS INCOME
 (LOSS)..................        --                3,378,177         --                  --                 3,731,131
                              -----------       ------------         --------            --------        ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       4,637,905            200,667            2,075                 590           2,945,640
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      10,915,783        (15,805,063)         776,705             131,372         103,110,236
                              -----------       ------------         --------            --------        ------------
    Net gain (loss) on
     investments.........      15,553,688        (15,604,396)         778,780             131,962         106,055,876
                              -----------       ------------         --------            --------        ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $ 9,846,681       $    856,399         $702,751            $135,579        $100,552,529
                              ===========       ============         ========            ========        ============


                               TEMPLETON                             TEMPLETON
                           DEVELOPING MARKETS  TEMPLETON FOREIGN   GLOBAL ASSET
                            SECURITIES FUND     SECURITIES FUND   ALLOCATION FUND
                              SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                           ------------------  -----------------  ---------------
INVESTMENT INCOME:
  Dividends..............     $ 1,436,860         $ 5,081,412        $ 556,145
                              -----------         -----------        ---------
EXPENSES:
  Mortality and expense
   risk charges..........      (1,772,624)         (7,677,730)        (205,895)
                              -----------         -----------        ---------
    Net Investment income
     (loss)..............        (335,764)         (2,596,318)         350,250
                              -----------         -----------        ---------
CAPITAL GAINS INCOME
 (LOSS)..................        --                  --                --
                              -----------         -----------        ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         281,089             952,837          189,257
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      26,596,177          41,484,842         (243,191)
                              -----------         -----------        ---------
    Net gain (loss) on
     investments.........      26,877,266          42,437,679          (53,934)
                              -----------         -----------        ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $26,541,502         $39,841,361        $ 296,316
                              ===========         ===========        =========

(a)  From inception, May 2, 2005 to December 31, 2005.
(c)  Formerly Franklin Small Cap Fund Sub-Account. Change effective May 1, 2005.

_____________________________________ SA-55 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005


                           TEMPLETON GROWTH  MUTUAL DISCOVERY  HARTFORD MONEY
                           SECURITIES FUND   SECURITIES FUND   MARKET HLS FUND
                             SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           ----------------  ----------------  ---------------
INVESTMENT INCOME:
  Dividends..............    $ 5,828,968       $ 2,348,850       $ 7,429,478
                             -----------       -----------       -----------
EXPENSES:
  Mortality and expense
   risk charges..........     (9,312,470)       (3,275,289)       (4,464,456)
                             -----------       -----------       -----------
    Net Investment income
     (loss)..............     (3,483,502)         (926,439)        2,965,022
                             -----------       -----------       -----------
CAPITAL GAINS INCOME
 (LOSS)..................       --                --                --
                             -----------       -----------       -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        275,358            53,517          --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     44,567,889        28,185,907          --
                             -----------       -----------       -----------
    Net gain (loss) on
     investments.........     44,843,247        28,239,424          --
                             -----------       -----------       -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $41,359,745       $27,312,985       $ 2,965,022
                             ===========       ===========       ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-56 ____________________________________

                               MFS CAPITAL       MFS EMERGING    MFS GLOBAL      MFS HIGH        MFS INVESTORS     MFS INVESTORS
                           OPPORTUNITIES SERIES  GROWTH SERIES  EQUITY SERIES  INCOME SERIES  GROWTH STOCK SERIES  TRUST SERIES
                               SUB-ACCOUNT        SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           --------------------  -------------  -------------  -------------  -------------------  -------------
INVESTMENT INCOME:
  Dividends..............      $   454,181        $   --         $   81,356    $ 15,253,287       $   412,239       $ 1,514,539
                               -----------        -----------    ----------    ------------       -----------       -----------
EXPENSES:
  Mortality and expense
   risk charges..........         (894,022)          (847,793)     (392,084)     (3,940,436)       (1,851,867)       (4,926,042)
                               -----------        -----------    ----------    ------------       -----------       -----------
    Net Investment income
     (loss)..............         (439,841)          (847,793)     (310,728)     11,312,851        (1,439,628)       (3,411,503)
                               -----------        -----------    ----------    ------------       -----------       -----------
CAPITAL GAINS INCOME
 (LOSS)..................        --                   --            410,353         --              --                  --
                               -----------        -----------    ----------    ------------       -----------       -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (1,792,234)        (3,281,318)      231,204       1,429,195          (708,890)          243,836
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        2,062,931          7,909,344     1,065,567     (11,775,015)        5,319,485        20,981,951
                               -----------        -----------    ----------    ------------       -----------       -----------
    Net gain (loss) on
     investments.........          270,697          4,628,026     1,296,771     (10,345,820)        4,610,595        21,225,787
                               -----------        -----------    ----------    ------------       -----------       -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $  (169,144)       $ 3,780,233    $1,396,396    $    967,031       $ 3,170,967       $17,814,284
                               ===========        ===========    ==========    ============       ===========       ===========


                            MFS MID CAP       MFS NEW
                           GROWTH SERIES  DISCOVERY SERIES
                            SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  ----------------
INVESTMENT INCOME:
  Dividends..............   $   --          $  --
                            -----------     -----------
EXPENSES:
  Mortality and expense
   risk charges..........    (2,682,414)     (3,144,453)
                            -----------     -----------
    Net Investment income
     (loss)..............    (2,682,414)     (3,144,453)
                            -----------     -----------
CAPITAL GAINS INCOME
 (LOSS)..................       --             --
                            -----------     -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     2,391,430         356,369
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     2,178,955      11,582,692
                            -----------     -----------
    Net gain (loss) on
     investments.........     4,570,385      11,939,061
                            -----------     -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $ 1,887,971     $ 8,794,608
                            ===========     ===========

_____________________________________ SA-57 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005


                             MFS TOTAL     MFS VALUE      MFS RESEARCH
                           RETURN SERIES    SERIES        BOND SERIES
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT (A)
                           -------------  -----------  ------------------
INVESTMENT INCOME:
  Dividends..............  $ 21,757,129   $   483,938       $--
                           ------------   -----------       --------
EXPENSES:
  Mortality and expense
   risk charges..........   (18,500,383)   (1,198,568)       (42,128)
                           ------------   -----------       --------
    Net Investment income
     (loss)..............     3,256,746      (714,630)       (42,128)
                           ------------   -----------       --------
CAPITAL GAINS INCOME
 (LOSS)..................    42,654,795     1,441,538       --
                           ------------   -----------       --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     1,679,459        63,682         (3,023)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................   (33,430,725)    2,758,263         47,237
                           ------------   -----------       --------
    Net gain (loss) on
     investments.........   (31,751,266)    2,821,945         44,214
                           ------------   -----------       --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $ 14,160,275   $ 3,548,853       $  2,086
                           ============   ===========       ========

(a)  From inception, May 2, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-58 ____________________________________

                               MFS RESEARCH         MFS RESEARCH      MECURY GLOBAL    MERCURY LARGE CAP  JENNISON 20/20
                           INTERNATIONAL SERIES        SERIES        GROWTH V.I. FUND  GROWTH V.I. FUND   FOCUS PORTFOLIO
                             SUB-ACCOUNT (A)      SUB-ACCOUNT (A)    SUB-ACCOUNT (D)    SUB-ACCOUNT (E)     SUB-ACCOUNT
                           --------------------  ------------------  ----------------  -----------------  ---------------
INVESTMENT INCOME:
  Dividends..............        $ 20,300             $--                $ 14,700          $  5,045          $--
                                 --------             --------           --------          --------          --------
EXPENSES:
  Mortality and expense
   risk charges..........         (21,177)             (10,574)           (21,662)          (48,497)           (8,769)
                                 --------             --------           --------          --------          --------
    Net Investment income
     (loss)..............            (877)             (10,574)            (6,962)          (43,452)           (8,769)
                                 --------             --------           --------          --------          --------
CAPITAL GAINS INCOME
 (LOSS)..................          49,010             --                  --                --                --
                                 --------             --------           --------          --------          --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          20,733                4,681            (15,970)           44,432            21,393
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         306,961               74,468            176,451           225,514            91,643
                                 --------             --------           --------          --------          --------
    Net gain (loss) on
     investments.........         327,694               79,149            160,481           269,946           113,036
                                 --------             --------           --------          --------          --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....        $375,827             $ 68,575           $153,519          $226,494          $104,267
                                 ========             ========           ========          ========          ========

                                                           WELLS FARGO
                            JENNISON      PRUDENTIAL     ADVANTAGE ASSET
                            PORTFOLIO   VALUE PORTFOLIO  ALLOCATION FUND
                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT (F)
                           -----------  ---------------  ----------------
INVESTMENT INCOME:
  Dividends..............    $--           $  4,922          $ 37,441
                             -------       --------          --------
EXPENSES:
  Mortality and expense
   risk charges..........     (4,711)       (11,555)          (36,017)
                             -------       --------          --------
    Net Investment income
     (loss)..............     (4,711)        (6,633)            1,424
                             -------       --------          --------
CAPITAL GAINS INCOME
 (LOSS)..................     --            --                 38,344
                             -------       --------          --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     (9,763)       102,048             1,242
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     38,405        (12,875)           10,225
                             -------       --------          --------
    Net gain (loss) on
     investments.........     28,642         89,173            11,467
                             -------       --------          --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $23,931       $ 82,540          $ 51,235
                             =======       ========          ========

(a)  From inception, May 2, 2005 to December 31, 2005.
(d) Formerly Merrill Lynch Global Growth V.I. Fund Sub-Account. Change effective May 1, 2005.
(e) Formerly Merrill Large Cap Growth V.I. Fund Sub-Account. Change effective May 1, 2005.
(f) Formerly Wells Fargo Asset Allocation Fund Sub-Account. Change effective April 11, 2005.

_____________________________________ SA-59 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                 WELLS FARGO
                             WELLS FARGO       WELLS FARGO      ADVANTAGE C&B
                           ADVANTAGE TOTAL   ADVANTAGE EQUITY     LARGE CAP
                           RETURN BOND FUND    INCOME FUND        VALUE FUND
                           SUB-ACCOUNT (G)   SUB-ACCOUNT (H)   SUB-ACCOUNT (I)
                           ----------------  ----------------  ----------------
INVESTMENT INCOME:
  Dividends..............      $163,103          $ 24,855          $ 2,654
                               --------          --------          -------
EXPENSES:
  Mortality and expense
   risk charges..........       (92,504)          (31,456)          (6,666)
                               --------          --------          -------
    Net Investment income
     (loss)..............        70,599            (6,601)          (4,012)
                               --------          --------          -------
CAPITAL GAINS INCOME
 (LOSS)..................        19,096           --               --
                               --------          --------          -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        (9,773)            8,258            6,719
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       (87,355)           56,408              243
                               --------          --------          -------
    Net gain (loss) on
     investments.........       (97,128)           64,666            6,962
                               --------          --------          -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $ (7,433)         $ 58,065          $ 2,950
                               ========          ========          =======

(g) Formerly Wells Fargo Total Return Bond Fund Sub-Account. Change effective April 11, 2005.
(h) Formerly Wells Fargo Equity Income Fund Sub-Account. Change effective April 11, 2005.
(i) Formerly Wells Fargo Equity Value Fund Sub-Account. Change effective April 11, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-60 ____________________________________

                             WELLS FARGO        WELLS FARGO        WELLS FARGO                           WELLS FARGO
                              ADVANTAGE          ADVANTAGE          ADVANTAGE         WELLS FARGO         ADVANTAGE
                            LARGE COMPANY      INTERNATIONAL      LARGE COMPANY        ADVANTAGE          SMALL CAP
                              CORE FUND          CORE FUND         GROWTH FUND     MONEY MARKET FUND     GROWTH FUND
                           SUB-ACCOUNT (J)    SUB-ACCOUNT (K)    SUB-ACCOUNT (L)    SUB-ACCOUNT (M)    SUB-ACCOUNT (N)
                           ----------------  ------------------  ----------------  -----------------  ------------------
INVESTMENT INCOME:
  Dividends..............      $   754            $ 31,048           $  5,489          $ 35,697            $--
                               -------            --------           --------          --------            --------
EXPENSES:
  Mortality and expense
   risk charges..........       (2,388)            (22,885)           (62,017)          (27,265)            (26,453)
                               -------            --------           --------          --------            --------
    Net Investment income
     (loss)..............       (1,634)              8,163            (56,528)            8,432             (26,453)
                               -------            --------           --------          --------            --------
CAPITAL GAINS INCOME
 (LOSS)..................      --                   32,752            --                --                 --
                               -------            --------           --------          --------            --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          162               2,385             15,522           --                   16,564
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       (2,519)             71,485            186,810           --                  102,664
                               -------            --------           --------          --------            --------
    Net gain (loss) on
     investments.........       (2,357)             73,870            202,332           --                  119,228
                               -------            --------           --------          --------            --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $(3,991)           $114,785           $145,804          $  8,432            $ 92,775
                               =======            ========           ========          ========            ========


                              WELLS FARGO        WELLS FARGO
                               ADVANTAGE          ADVANTAGE
                             DISCOVERY FUND    OPPORTUNITY FUND
                            SUB-ACCOUNT (O)    SUB-ACCOUNT (O)
                           ------------------  ----------------
INVESTMENT INCOME:
  Dividends..............      -- $                --$
                                  ----               ----
EXPENSES:
  Mortality and expense
   risk charges..........          (19)               (48)
                                  ----               ----
    Net Investment income
     (loss)..............          (19)               (48)
                                  ----               ----
CAPITAL GAINS INCOME
 (LOSS)..................      --                  --
                                  ----               ----
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      --                  --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................           14                 36
                                  ----               ----
    Net gain (loss) on
     investments.........           14                 36
                                  ----               ----
    Net increase
     (decrease) in net
     assets resulting
     from operations.....         $ (5)              $(12)
                                  ====               ====

(j)  Formerly Wells Fargo Growth Fund Sub-Account. Change effective April 11,
     2005.
(k) Formerly Wells Fargo International Equity Fund Sub-Account. Change effective April 11, 2005.
(l) Formerly Wells Fargo Large Company Growth Fund Sub-Account. Change effective April 11, 2005.
(m) Formerly Wells Fargo Money Market Fund Sub-Account. Change effective April 11, 2005.
(n) Formerly Wells Fargo Small Cap Growth Fund Sub-Account. Change effective April 11, 2005.
(o)  From inception, July 5, 2005 to December 31, 2005.

_____________________________________ SA-61 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2005

                            AIM V.I.
                           AGGRESSIVE   AIM V.I. BASIC  AIM V.I. BLUE
                           GROWTH FUND    VALUE FUND      CHIP FUND
                           SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                           -----------  --------------  -------------
OPERATIONS:
  Net investment
   income................  $  (755,340)  $ (4,687,075)   $  (551,313)
  Capital gains income...      --           3,128,583        --
  Net realized gain
   (loss) on security
   transactions..........    1,131,151      3,307,179        409,532
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    1,262,628      8,648,789        956,479
                           -----------   ------------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    1,638,439     10,397,476        814,698
                           -----------   ------------    -----------
UNIT TRANSACTIONS:
  Purchases..............    3,279,222     23,447,284      2,825,314
  Net transfers..........     (902,848)   (18,379,939)       427,696
  Surrenders for benefit
   payments and fees.....   (4,603,591)   (22,733,970)    (3,907,375)
  Net annuity
   transactions..........        9,447          5,887          9,447
                           -----------   ------------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (2,217,770)   (17,660,738)      (644,918)
                           -----------   ------------    -----------
  Net increase (decrease)
   in net assets.........     (579,331)    (7,263,262)       169,780
NET ASSETS:
  Beginning of year......   43,543,277    287,510,779     50,368,010
                           -----------   ------------    -----------
  End of year............  $42,963,946   $280,247,517    $50,537,790
                           ===========   ============    ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-62 ____________________________________

                               AIM V.I.                                AIM V.I.          AIM V.I.        AIM V.I.
                                CAPITAL         AIM V.I. CORE        DEMOGRAPHIC        GOVERNMENT     INTERNATIONAL
                           APPRECIATION FUND     EQUITY FUND         TRENDS FUND      SECURITIES FUND   GROWTH FUND
                              SUB-ACCOUNT      SUB-ACCOUNT (A)     SUB-ACCOUNT (B)      SUB-ACCOUNT     SUB-ACCOUNT
                           -----------------  ------------------  ------------------  ---------------  -------------
OPERATIONS:
  Net investment
   income................     $  (800,431)        $   10,898         $  (496,038)      $  8,198,335     $  (342,750)
  Capital gains income...        --                 --                  --                 --               --
  Net realized gain
   (loss) on security
   transactions..........         516,048                822             485,521             (9,054)         54,204
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       3,596,278             24,724           1,174,129         (8,544,705)      7,466,741
                              -----------         ----------         -----------       ------------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       3,311,895             36,444           1,163,612           (355,424)      7,178,195
                              -----------         ----------         -----------       ------------     -----------
UNIT TRANSACTIONS:
  Purchases..............       4,136,694            846,042           1,816,762        133,810,950       8,140,432
  Net transfers..........      (1,805,470)           437,379          (2,787,140)        28,817,361      20,481,923
  Surrenders for benefit
   payments and fees.....      (3,344,180)            (4,762)         (1,998,574)       (34,070,645)     (2,394,027)
  Net annuity
   transactions..........        --                 --                     6,091             70,873         --
                              -----------         ----------         -----------       ------------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (1,012,956)         1,278,659          (2,962,861)       128,628,539      26,228,328
                              -----------         ----------         -----------       ------------     -----------
  Net increase (decrease)
   in net assets.........       2,298,939          1,315,103          (1,799,249)       128,273,115      33,406,523
NET ASSETS:
  Beginning of year......      47,727,258           --                29,492,043        372,430,403      25,113,792
                              -----------         ----------         -----------       ------------     -----------
  End of year............     $50,026,197         $1,315,103         $27,692,794       $500,703,518     $58,520,315
                              ===========         ==========         ===========       ============     ===========


                           AIM V.I. MID CAP  AIM V.I. PREMIER  AIM V.I. SMALL CAP
                           CORE EQUITY FUND    EQUITY FUND        EQUITY FUND
                             SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
                           ----------------  ----------------  ------------------
OPERATIONS:
  Net investment
   income................    $ (4,258,865)     $ (2,108,578)      $  (451,374)
  Capital gains income...      11,728,568          --                --
  Net realized gain
   (loss) on security
   transactions..........         297,993           239,790           (31,601)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      12,413,554        14,142,839         2,015,561
                             ------------      ------------       -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      20,181,250        12,274,051         1,532,586
                             ------------      ------------       -----------
UNIT TRANSACTIONS:
  Purchases..............      38,099,848        83,244,845         6,818,024
  Net transfers..........      15,857,022        34,348,866         3,853,580
  Surrenders for benefit
   payments and fees.....     (20,845,079)      (14,333,105)       (1,129,168)
  Net annuity
   transactions..........          (3,491)           23,974            13,554
                             ------------      ------------       -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      33,108,300       103,284,580         9,555,990
                             ------------      ------------       -----------
  Net increase (decrease)
   in net assets.........      53,289,550       115,558,631        11,088,576
NET ASSETS:
  Beginning of year......     326,873,531       203,187,476        19,379,565
                             ------------      ------------       -----------
  End of year............    $380,163,081      $318,746,107       $30,468,141
                             ============      ============       ===========

(a)  From inception, May 2, 2005 to December 31, 2005.
(b) Formerly AIM V.I. Dent Demographic Trends Fund Sub-Account. Change effective July 1, 2005.

_____________________________________ SA-63 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                                AIM V.I.                               AMERICAN FUNDS
                               LARGE CAP          AMERICAN FUNDS      BLUE CHIP INCOME
                              GROWTH FUND      ASSET ALLOCATION FUND  AND GROWTH FUND
                            SUB-ACCOUNT (A)         SUB-ACCOUNT         SUB-ACCOUNT
                           ------------------  ---------------------  ----------------
OPERATIONS:
  Net investment
   income................      $  (18,216)        $   10,326,771       $   (7,415,049)
  Capital gains income...           3,777             --                    --
  Net realized gain
   (loss) on security
   transactions..........          (1,546)             4,333,132            4,190,496
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         150,828             95,903,283           67,709,688
                               ----------         --------------       --------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         134,843            110,563,186           64,485,135
                               ----------         --------------       --------------
UNIT TRANSACTIONS:
  Purchases..............         933,876            168,296,535          111,110,659
  Net transfers..........       1,989,708             53,666,496           21,150,510
  Surrenders for benefit
   payments and fees.....         (57,266)           (99,871,670)         (76,582,226)
  Net annuity
   transactions..........        --                      257,990              193,184
                               ----------         --------------       --------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       2,866,318            122,349,351           55,872,127
                               ----------         --------------       --------------
  Net increase (decrease)
   in net assets.........       3,001,161            232,912,537          120,357,262
NET ASSETS:
  Beginning of year......        --                1,386,391,812        1,110,774,765
                               ----------         --------------       --------------
  End of year............      $3,001,161         $1,619,304,349       $1,231,132,027
                               ==========         ==============       ==============

(a)  From inception, May 2, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-64 ____________________________________

                                           AMERICAN FUNDS                  AMERICAN FUNDS
                           AMERICAN FUNDS      GLOBAL      AMERICAN FUNDS  GROWTH-INCOME     AMERICAN FUNDS    AMERICAN FUNDS
                             BOND FUND      GROWTH FUND     GROWTH FUND         FUND       INTERNATIONAL FUND  NEW WORLD FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           --------------  --------------  --------------  --------------  ------------------  --------------
OPERATIONS:
  Net investment
   income................   $ 20,774,429    $ (4,457,906)  $  (28,744,837) $   (7,625,642)    $   (128,959)     $   (775,607)
  Capital gains income...       --              --               --            13,819,630        --                 --
  Net realized gain
   (loss) on security
   transactions..........      1,266,666       2,185,196       22,113,554      16,729,601        3,436,037           211,472
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    (22,427,692)     63,418,193      442,795,353     126,429,965      132,377,173        31,244,380
                            ------------    ------------   --------------  --------------     ------------      ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (386,597)     61,145,483      436,164,070     149,353,554      135,684,251        30,680,245
                            ------------    ------------   --------------  --------------     ------------      ------------
UNIT TRANSACTIONS:
  Purchases..............    102,454,740      63,594,309      411,655,717     462,595,510      112,497,957        34,669,108
  Net transfers..........     43,443,053      27,169,335       88,339,428     126,682,416       56,678,643        41,657,680
  Surrenders for benefit
   payments and fees.....    (73,221,587)    (30,312,899)    (203,200,845)   (231,695,384)     (40,201,041)      (10,109,117)
  Net annuity
   transactions..........        205,530         (27,800)         136,886         299,859           50,258           (16,903)
                            ------------    ------------   --------------  --------------     ------------      ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     72,881,736      60,422,945      296,931,186     357,882,401      129,025,817        66,200,768
                            ------------    ------------   --------------  --------------     ------------      ------------
  Net increase (decrease)
   in net assets.........     72,495,139     121,568,428      733,095,256     507,235,955      264,710,068        96,881,013
NET ASSETS:
  Beginning of year......    926,352,063     443,977,259    2,824,738,393   3,177,845,595      590,177,063       127,529,010
                            ------------    ------------   --------------  --------------     ------------      ------------
  End of year............   $998,847,202    $565,545,687   $3,557,833,649  $3,685,081,550     $854,887,131      $224,410,023
                            ============    ============   ==============  ==============     ============      ============

                                                   FRANKLIN
                             AMERICAN FUNDS         RISING
                              GLOBAL SMALL         DIVIDENDS
                           CAPITALIZATION FUND  SECURITIES FUND
                               SUB-ACCOUNT        SUB-ACCOUNT
                           -------------------  ---------------
OPERATIONS:
  Net investment
   income................     $ (2,152,304)      $ (3,857,657)
  Capital gains income...        --                 2,737,504
  Net realized gain
   (loss) on security
   transactions..........        1,778,371            111,987
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       68,502,061         13,413,082
                              ------------       ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       68,128,128         12,404,916
                              ------------       ------------
UNIT TRANSACTIONS:
  Purchases..............       45,975,253        132,205,915
  Net transfers..........       39,954,638         67,358,285
  Surrenders for benefit
   payments and fees.....      (18,802,089)       (23,966,469)
  Net annuity
   transactions..........           (8,156)            21,865
                              ------------       ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       67,119,646        175,619,596
                              ------------       ------------
  Net increase (decrease)
   in net assets.........      135,247,774        188,024,512
NET ASSETS:
  Beginning of year......      250,295,102        354,900,364
                              ------------       ------------
  End of year............     $385,542,876       $542,924,876
                              ============       ============

_____________________________________ SA-65 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                                            FRANKLIN LARGE
                           FRANKLIN INCOME    CAP GROWTH     FRANKLIN REAL
                           SECURITIES FUND  SECURITIES FUND   ESTATE FUND
                             SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           ---------------  ---------------  -------------
OPERATIONS:
  Net investment
   income................  $   19,770,278    $ (1,584,442)    $   (18,036)
  Capital gains income...       3,470,793        --             2,368,657
  Net realized gain
   (loss) on security
   transactions..........         (52,228)         26,391       1,691,701
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     (23,887,673)      1,747,158         237,541
                           --------------    ------------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        (698,830)        189,107       4,279,863
                           --------------    ------------     -----------
UNIT TRANSACTIONS:
  Purchases..............     369,053,048      41,032,471         196,931
  Net transfers..........     185,022,671      23,492,318      (3,622,553)
  Surrenders for benefit
   payments and fees.....     (65,684,313)     (6,443,039)     (3,490,924)
  Net annuity
   transactions..........         268,614           8,750         (13,089)
                           --------------    ------------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     488,660,020      58,090,500      (6,929,635)
                           --------------    ------------     -----------
  Net increase (decrease)
   in net assets.........     487,961,190      58,279,607      (2,649,772)
NET ASSETS:
  Beginning of year......     895,948,964     100,954,178      41,699,004
                           --------------    ------------     -----------
  End of year............  $1,383,910,154    $159,233,785     $39,049,232
                           ==============    ============     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-66 ____________________________________

                               FRANKLIN
                             SMALL-MID CAP        FRANKLIN        FRANKLIN FLEX       FRANKLIN LARGE
                           GROWTH SECURITIES  STRATEGIC INCOME      CAP GROWTH          CAP VALUE        MUTUAL SHARES
                                 FUND         SECURITIES FUND    SECURITIES FUND     SECURITIES FUND    SECURITIES FUND
                            SUB-ACCOUNT (C)     SUB-ACCOUNT      SUB-ACCOUNT (A)     SUB-ACCOUNT (A)      SUB-ACCOUNT
                           -----------------  ----------------  ------------------  ------------------  ---------------
OPERATIONS:
  Net investment
   income................    $ (5,707,007)      $ 13,082,618       $   (76,029)         $    3,617      $   (9,234,478)
  Capital gains income...        --                3,378,177          --                  --                 3,731,131
  Net realized gain
   (loss) on security
   transactions..........       4,637,905            200,667             2,075                 590           2,945,640
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      10,915,783        (15,805,063)          776,705             131,372         103,110,236
                             ------------       ------------       -----------          ----------      --------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       9,846,681            856,399           702,751             135,579         100,552,529
                             ------------       ------------       -----------          ----------      --------------
UNIT TRANSACTIONS:
  Purchases..............      29,428,263         82,903,227         8,377,788           2,764,889         207,416,352
  Net transfers..........     (20,489,116)        59,713,925         6,431,300           2,559,554          93,391,623
  Surrenders for benefit
   payments and fees.....     (24,293,559)       (29,935,503)          (99,798)            (51,589)        (72,071,191)
  Net annuity
   transactions..........          35,891             79,742          --                  --                    98,895
                             ------------       ------------       -----------          ----------      --------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (15,318,521)       112,761,391        14,709,290           5,272,854         228,835,679
                             ------------       ------------       -----------          ----------      --------------
  Net increase (decrease)
   in net assets.........      (5,471,840)       113,617,790        15,412,041           5,408,433         329,388,208
NET ASSETS:
  Beginning of year......     352,478,886        381,664,275          --                  --               984,060,457
                             ------------       ------------       -----------          ----------      --------------
  End of year............    $347,007,046       $495,282,065       $15,412,041          $5,408,433      $1,313,448,665
                             ============       ============       ===========          ==========      ==============


                               TEMPLETON                             TEMPLETON
                           DEVELOPING MARKETS  TEMPLETON FOREIGN   GLOBAL ASSET
                            SECURITIES FUND     SECURITIES FUND   ALLOCATION FUND
                              SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                           ------------------  -----------------  ---------------
OPERATIONS:
  Net investment
   income................     $   (335,764)      $ (2,596,318)      $   350,250
  Capital gains income...        --                  --                --
  Net realized gain
   (loss) on security
   transactions..........          281,089            952,837           189,257
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       26,596,177         41,484,842          (243,191)
                              ------------       ------------       -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       26,541,502         39,841,361           296,316
                              ------------       ------------       -----------
UNIT TRANSACTIONS:
  Purchases..............       20,547,058        111,517,180            81,544
  Net transfers..........       38,577,254         38,163,968           (11,409)
  Surrenders for benefit
   payments and fees.....       (6,015,907)       (22,151,886)       (1,615,205)
  Net annuity
   transactions..........           60,044            111,220            (5,052)
                              ------------       ------------       -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       53,168,449        127,640,482        (1,550,122)
                              ------------       ------------       -----------
  Net increase (decrease)
   in net assets.........       79,709,951        167,481,843        (1,253,806)
NET ASSETS:
  Beginning of year......       72,977,416        356,140,468        15,639,336
                              ------------       ------------       -----------
  End of year............     $152,687,367       $523,622,311       $14,385,530
                              ============       ============       ===========

(a)  From inception, May 2, 2005 to December 31, 2005.
(c)  Formerly Franklin Small Cap Fund Sub-Account. Change effective May 1, 2005.

_____________________________________ SA-67 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005


                           TEMPLETON GROWTH  MUTUAL DISCOVERY  HARTFORD MONEY
                           SECURITIES FUND   SECURITIES FUND   MARKET HLS FUND
                             SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           ----------------  ----------------  ---------------
OPERATIONS:
  Net investment
   income................    $ (3,483,502)     $   (926,439)    $  2,965,022
  Capital gains income...        --                --               --
  Net realized gain
   (loss) on security
   transactions..........         275,358            53,517         --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      44,567,889        28,185,907         --
                             ------------      ------------     ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      41,359,745        27,312,985        2,965,022
                             ------------      ------------     ------------
UNIT TRANSACTIONS:
  Purchases..............     172,299,011        62,252,207       88,376,296
  Net transfers..........      79,343,486        87,599,782       43,577,690
  Surrenders for benefit
   payments and fees.....     (26,819,405)       (9,026,361)     (91,428,588)
  Net annuity
   transactions..........         121,500            13,343          164,238
                             ------------      ------------     ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     224,944,592       140,838,971       40,689,636
                             ------------      ------------     ------------
  Net increase (decrease)
   in net assets.........     266,304,337       168,151,956       43,654,658
NET ASSETS:
  Beginning of year......     408,911,689       105,218,533      223,839,413
                             ------------      ------------     ------------
  End of year............    $675,216,026      $273,370,489     $267,494,071
                             ============      ============     ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-68 ____________________________________

                               MFS CAPITAL       MFS EMERGING    MFS GLOBAL      MFS HIGH        MFS INVESTORS     MFS INVESTORS
                           OPPORTUNITIES SERIES  GROWTH SERIES  EQUITY SERIES  INCOME SERIES  GROWTH STOCK SERIES  TRUST SERIES
                               SUB-ACCOUNT        SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           --------------------  -------------  -------------  -------------  -------------------  -------------
OPERATIONS:
  Net investment
   income................      $  (439,841)       $  (847,793)   $  (310,728)  $ 11,312,851      $ (1,439,628)     $ (3,411,503)
  Capital gains income...        --                   --             410,353        --              --                  --
  Net realized gain
   (loss) on security
   transactions..........       (1,792,234)        (3,281,318)       231,204      1,429,195          (708,890)          243,836
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        2,062,931          7,909,344      1,065,567    (11,775,015)        5,319,485        20,981,951
                               -----------        -----------    -----------   ------------      ------------      ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         (169,144)         3,780,233      1,396,396        967,031         3,170,967        17,814,284
                               -----------        -----------    -----------   ------------      ------------      ------------
UNIT TRANSACTIONS:
  Purchases..............        1,175,977          2,558,174      2,419,902     17,040,469         4,935,040        73,369,464
  Net transfers..........       (7,019,944)        (2,685,325)       514,798    (17,844,190)       (4,193,760)       27,796,005
  Surrenders for benefit
   payments and fees.....       (5,404,480)        (4,462,344)    (1,622,532)   (18,192,806)       (9,997,152)      (17,005,637)
  Net annuity
   transactions..........             (253)            (3,514)        25,053          7,619            34,041            18,614
                               -----------        -----------    -----------   ------------      ------------      ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (11,248,700)        (4,593,009)     1,337,221    (18,988,908)       (9,221,831)       84,178,446
                               -----------        -----------    -----------   ------------      ------------      ------------
  Net increase (decrease)
   in net assets.........      (11,417,844)          (812,776)     2,733,617    (18,021,877)       (6,050,864)      101,992,730
NET ASSETS:
  Beginning of year......       66,329,614         57,459,982     21,811,691    247,363,873       122,812,783       241,340,898
                               -----------        -----------    -----------   ------------      ------------      ------------
  End of year............      $54,911,770        $56,647,206    $24,545,308   $229,341,996      $116,761,919      $343,333,628
                               ===========        ===========    ===========   ============      ============      ============


                            MFS MID CAP       MFS NEW
                           GROWTH SERIES  DISCOVERY SERIES
                            SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  ----------------
OPERATIONS:
  Net investment
   income................  $ (2,682,414)    $ (3,144,453)
  Capital gains income...       --              --
  Net realized gain
   (loss) on security
   transactions..........     2,391,430          356,369
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     2,178,955       11,582,692
                           ------------     ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     1,887,971        8,794,608
                           ------------     ------------
UNIT TRANSACTIONS:
  Purchases..............    10,824,830       42,117,174
  Net transfers..........    (6,233,158)       9,921,965
  Surrenders for benefit
   payments and fees.....   (12,566,651)     (12,291,856)
  Net annuity
   transactions..........        10,596           23,624
                           ------------     ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (7,964,383)      39,770,907
                           ------------     ------------
  Net increase (decrease)
   in net assets.........    (6,076,412)      48,565,515
NET ASSETS:
  Beginning of year......   169,901,733      164,932,782
                           ------------     ------------
  End of year............  $163,825,321     $213,498,297
                           ============     ============

_____________________________________ SA-69 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005


                              MFS TOTAL      MFS VALUE       MFS RESEARCH
                            RETURN SERIES      SERIES        BOND SERIES
                             SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT (A)
                           ---------------  ------------  ------------------
OPERATIONS:
  Net investment
   income................  $    3,256,746   $  (714,630)      $  (42,128)
  Capital gains income...      42,654,795     1,441,538         --
  Net realized gain
   (loss) on security
   transactions..........       1,679,459        63,682           (3,023)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     (33,430,725)    2,758,263           47,237
                           --------------   -----------       ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      14,160,275     3,548,853            2,086
                           --------------   -----------       ----------
UNIT TRANSACTIONS:
  Purchases..............     186,633,660    17,177,995        2,206,541
  Net transfers..........      87,607,711    21,816,148        6,848,514
  Surrenders for benefit
   payments and fees.....     (77,206,603)   (4,514,068)        (178,996)
  Net annuity
   transactions..........          30,895        35,904          177,214
                           --------------   -----------       ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     197,065,663    34,515,979        9,053,273
                           --------------   -----------       ----------
  Net increase (decrease)
   in net assets.........     211,225,938    38,064,832        9,055,359
NET ASSETS:
  Beginning of year......   1,006,103,269    48,216,381         --
                           --------------   -----------       ----------
  End of year............  $1,217,329,207   $86,281,213       $9,055,359
                           ==============   ===========       ==========

(a)  From inception, May 2, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-70 ____________________________________

                               MFS RESEARCH         MFS RESEARCH      MECURY GLOBAL    MERCURY LARGE CAP  JENNISON 20/20
                           INTERNATIONAL SERIES        SERIES        GROWTH V.I. FUND  GROWTH V.I. FUND   FOCUS PORTFOLIO
                             SUB-ACCOUNT (A)      SUB-ACCOUNT (A)    SUB-ACCOUNT (D)    SUB-ACCOUNT (E)     SUB-ACCOUNT
                           --------------------  ------------------  ----------------  -----------------  ---------------
OPERATIONS:
  Net investment
   income................       $     (877)          $  (10,574)        $   (6,962)       $  (43,452)        $ (8,769)
  Capital gains income...           49,010             --                 --                --                --
  Net realized gain
   (loss) on security
   transactions..........           20,733                4,681            (15,970)           44,432           21,393
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................          306,961               74,468            176,451           225,514           91,643
                                ----------           ----------         ----------        ----------         --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          375,827               68,575            153,519           226,494          104,267
                                ----------           ----------         ----------        ----------         --------
UNIT TRANSACTIONS:
  Purchases..............          870,140            1,235,718             11,839            20,238           10,000
  Net transfers..........        2,563,681            1,068,266            (20,863)         (137,454)          73,549
  Surrenders for benefit
   payments and fees.....          (42,792)             (14,274)          (142,674)         (155,859)         (39,651)
  Net annuity
   transactions..........        --                    --                 --                --                --
                                ----------           ----------         ----------        ----------         --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        3,391,029            2,289,710           (151,698)         (273,075)          43,898
                                ----------           ----------         ----------        ----------         --------
  Net increase (decrease)
   in net assets.........        3,766,856            2,358,285              1,821           (46,581)         148,165
NET ASSETS:
  Beginning of year......        --                    --                1,300,023         2,848,716          422,843
                                ----------           ----------         ----------        ----------         --------
  End of year............       $3,766,856           $2,358,285         $1,301,844        $2,802,135         $571,008
                                ==========           ==========         ==========        ==========         ========

                                                           WELLS FARGO
                            JENNISON      PRUDENTIAL     ADVANTAGE ASSET
                            PORTFOLIO   VALUE PORTFOLIO  ALLOCATION FUND
                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT (F)
                           -----------  ---------------  ----------------
OPERATIONS:
  Net investment
   income................   $ (4,711)      $  (6,633)       $    1,424
  Capital gains income...     --             --                 38,344
  Net realized gain
   (loss) on security
   transactions..........     (9,763)        102,048             1,242
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     38,405         (12,875)           10,225
                            --------       ---------        ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     23,931          82,540            51,235
                            --------       ---------        ----------
UNIT TRANSACTIONS:
  Purchases..............     15,044         --                 65,841
  Net transfers..........    (35,132)       (258,179)           39,109
  Surrenders for benefit
   payments and fees.....    (67,186)         (4,916)          (64,736)
  Net annuity
   transactions..........     --             --               --
                            --------       ---------        ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (87,274)       (263,095)           40,214
                            --------       ---------        ----------
  Net increase (decrease)
   in net assets.........    (63,343)       (180,555)           91,449
NET ASSETS:
  Beginning of year......    325,092         619,188         1,785,916
                            --------       ---------        ----------
  End of year............   $261,749       $ 438,633        $1,877,365
                            ========       =========        ==========

(a)  From inception, May 2, 2005 to December 31, 2005.
(d) Formerly Merrill Lynch Global Growth V.I. Fund Sub-Account. Change effective May 1, 2005.
(e) Formerly Merrill Large Cap Growth V.I. Fund Sub-Account. Change effective May 1, 2005.
(f) Formerly Wells Fargo Asset Allocation Fund Sub-Account. Change effective April 11, 2005.

_____________________________________ SA-71 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                 WELLS FARGO
                             WELLS FARGO       WELLS FARGO      ADVANTAGE C&B
                           ADVANTAGE TOTAL   ADVANTAGE EQUITY     LARGE CAP
                           RETURN BOND FUND    INCOME FUND        VALUE FUND
                           SUB-ACCOUNT (G)   SUB-ACCOUNT (H)   SUB-ACCOUNT (I)
                           ----------------  ----------------  ----------------
OPERATIONS:
  Net investment
   income................     $   70,599        $   (6,601)        $ (4,012)
  Capital gains income...         19,096          --                --
  Net realized gain
   (loss) on security
   transactions..........         (9,773)            8,258            6,719
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        (87,355)           56,408              243
                              ----------        ----------         --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         (7,433)           58,065            2,950
                              ----------        ----------         --------
UNIT TRANSACTIONS:
  Purchases..............      1,115,894           527,957           57,385
  Net transfers..........        692,233           645,083          165,950
  Surrenders for benefit
   payments and fees.....       (510,107)         (115,843)         (40,856)
  Net annuity
   transactions..........       --                --                --
                              ----------        ----------         --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      1,298,020         1,057,197          182,479
                              ----------        ----------         --------
  Net increase (decrease)
   in net assets.........      1,290,587         1,115,262          185,429
NET ASSETS:
  Beginning of year......      3,710,909         1,070,247          248,755
                              ----------        ----------         --------
  End of year............     $5,001,496        $2,185,509         $434,184
                              ==========        ==========         ========

(g) Formerly Wells Fargo Total Return Bond Fund Sub-Account. Change effective April 11, 2005.
(h) Formerly Wells Fargo Equity Income Fund Sub-Account. Change effective April 11, 2005.
(i) Formerly Wells Fargo Equity Value Fund Sub-Account. Change effective April 11, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-72 ____________________________________

                             WELLS FARGO        WELLS FARGO        WELLS FARGO                           WELLS FARGO
                              ADVANTAGE          ADVANTAGE          ADVANTAGE         WELLS FARGO         ADVANTAGE
                            LARGE COMPANY      INTERNATIONAL      LARGE COMPANY        ADVANTAGE          SMALL CAP
                              CORE FUND          CORE FUND         GROWTH FUND     MONEY MARKET FUND     GROWTH FUND
                           SUB-ACCOUNT (J)    SUB-ACCOUNT (K)    SUB-ACCOUNT (L)    SUB-ACCOUNT (M)    SUB-ACCOUNT (N)
                           ----------------  ------------------  ----------------  -----------------  ------------------
OPERATIONS:
  Net investment
   income................      $ (1,634)         $    8,163         $  (56,528)       $    8,432          $  (26,453)
  Capital gains income...       --                   32,752           --                --                  --
  Net realized gain
   (loss) on security
   transactions..........           162               2,385             15,522          --                    16,564
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        (2,519)             71,485            186,810          --                   102,664
                               --------          ----------         ----------        ----------          ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        (3,991)            114,785            145,804             8,432              92,775
                               --------          ----------         ----------        ----------          ----------
UNIT TRANSACTIONS:
  Purchases..............        13,639             505,404            449,590           118,318             359,394
  Net transfers..........        20,786             575,591            260,783          (572,534)            324,144
  Surrenders for benefit
   payments and fees.....        (4,305)            (41,323)          (168,123)          (28,402)            (49,132)
  Net annuity
   transactions..........       --                 --                 --                --                  --
                               --------          ----------         ----------        ----------          ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        30,120           1,039,672            542,250          (482,618)            634,406
                               --------          ----------         ----------        ----------          ----------
  Net increase (decrease)
   in net assets.........        26,129           1,154,457            688,054          (474,186)            727,181
NET ASSETS:
  Beginning of year......       106,467             620,226          2,813,519         1,448,788           1,015,539
                               --------          ----------         ----------        ----------          ----------
  End of year............      $132,596          $1,774,683         $3,501,573        $  974,602          $1,742,720
                               ========          ==========         ==========        ==========          ==========


                              WELLS FARGO        WELLS FARGO
                               ADVANTAGE          ADVANTAGE
                             DISCOVERY FUND    OPPORTUNITY FUND
                            SUB-ACCOUNT (O)    SUB-ACCOUNT (O)
                           ------------------  ----------------
OPERATIONS:
  Net investment
   income................       $   (19)           $   (48)
  Capital gains income...       --                 --
  Net realized gain
   (loss) on security
   transactions..........       --                 --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................            14                 36
                                -------            -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............            (5)               (12)
                                -------            -------
UNIT TRANSACTIONS:
  Purchases..............       --                   4,000
  Net transfers..........        10,001             10,002
  Surrenders for benefit
   payments and fees.....       --                 --
  Net annuity
   transactions..........       --                 --
                                -------            -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        10,001             14,002
                                -------            -------
  Net increase (decrease)
   in net assets.........         9,996             13,990
NET ASSETS:
  Beginning of year......       --                 --
                                -------            -------
  End of year............       $ 9,996            $13,990
                                =======            =======

(j)  Formerly Wells Fargo Growth Fund Sub-Account. Change effective April 11,
     2005.
(k) Formerly Wells Fargo International Equity Fund Sub-Account. Change effective April 11, 2005.
(l) Formerly Wells Fargo Large Company Growth Fund Sub-Account. Change effective April 11, 2005.
(m) Formerly Wells Fargo Money Market Fund Sub-Account. Change effective April 11, 2005.
(n) Formerly Wells Fargo Small Cap Growth Fund Sub-Account. Change effective April 11, 2005.
(o)  From inception, July 5, 2005 to December 31, 2005.

_____________________________________ SA-73 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2004

                            AIM V.I.
                           AGGRESSIVE   AIM V.I. BASIC  AIM V.I. BLUE
                           GROWTH FUND    VALUE FUND      CHIP FUND
                           SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                           -----------  --------------  -------------
OPERATIONS:
  Net investment income
   (loss)................  $  (690,260)  $ (4,200,414)   $  (772,364)
  Capital gains income...      --            --              --
  Net realized gain
   (loss) on security
   transactions..........     (177,302)       136,139         62,283
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    4,366,607     26,867,975      2,095,948
                           -----------   ------------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    3,499,045     22,803,700      1,385,867
                           -----------   ------------    -----------
UNIT TRANSACTIONS:
  Purchases..............    8,067,062     53,125,912      9,163,314
  Net transfers..........      423,463     26,750,074       (159,540)
  Surrenders for benefit
   payments and fees.....   (1,775,329)   (11,171,257)    (3,310,256)
  Net annuity
   transactions..........      --              18,758        --
                           -----------   ------------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    6,715,196     68,723,487      5,693,518
                           -----------   ------------    -----------
  Net increase (decrease)
   in net assets.........   10,214,241     91,527,187      7,079,385
NET ASSETS:
  Beginning of year......   33,329,036    195,983,592     43,288,625
                           -----------   ------------    -----------
  End of year............  $43,543,277   $287,510,779    $50,368,010
                           ===========   ============    ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-74 ____________________________________

                               AIM V.I.       AIM V.I. DENT     AIM V.I.        AIM V.I.
                                CAPITAL        DEMOGRAPHIC     GOVERNMENT     INTERNATIONAL  AIM V.I. MID CAP  AIM V.I. PREMIER
                           APPRECIATION FUND   TRENDS FUND   SECURITIES FUND   GROWTH FUND   CORE EQUITY FUND    EQUITY FUND
                              SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                           -----------------  -------------  ---------------  -------------  ----------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................     $  (729,462)     $  (485,294)   $  8,473,485     $  (133,382)    $ (4,135,680)     $ (1,425,338)
  Capital gains income...        --                --             --               --            13,942,833          --
  Net realized gain
   (loss) on security
   transactions..........         (43,058)          85,550        (135,111)         31,719           26,235            28,301
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       2,916,484        2,120,533      (5,680,118)      3,762,990       21,222,465        10,454,431
                              -----------      -----------    ------------     -----------     ------------      ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       2,143,964        1,720,789       2,658,256       3,661,327       31,055,853         9,057,394
                              -----------      -----------    ------------     -----------     ------------      ------------
UNIT TRANSACTIONS:
  Purchases..............       9,826,186        7,187,828     141,561,258       6,289,393       61,684,279        85,893,352
  Net transfers..........       1,412,500       (1,711,601)     (2,912,422)      6,182,793       39,924,902        41,017,207
  Surrenders for benefit
   payments and fees.....      (2,203,969)      (1,441,457)    (19,953,076)       (612,192)     (10,975,106)       (5,703,334)
  Net annuity
   transactions..........        --                 (3,344)         15,544         --                24,361             8,579
                              -----------      -----------    ------------     -----------     ------------      ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       9,034,717        4,031,426     118,711,304      11,859,994       90,658,436       121,215,804
                              -----------      -----------    ------------     -----------     ------------      ------------
  Net increase (decrease)
   in net assets.........      11,178,681        5,752,215     121,369,560      15,521,321      121,714,289       130,273,198
NET ASSETS:
  Beginning of year......      36,548,577       23,739,828     251,060,843       9,592,471      205,159,242        72,914,278
                              -----------      -----------    ------------     -----------     ------------      ------------
  End of year............     $47,727,258      $29,492,043    $372,430,403     $25,113,792     $326,873,531      $203,187,476
                              ===========      ===========    ============     ===========     ============      ============


                           AIM V.I. SMALL CAP
                              EQUITY FUND
                              SUB-ACCOUNT
                           ------------------
OPERATIONS:
  Net investment income
   (loss)................     $  (204,389)
  Capital gains income...        --
  Net realized gain
   (loss) on security
   transactions..........        (109,930)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       1,117,688
                              -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         803,369
                              -----------
UNIT TRANSACTIONS:
  Purchases..............       9,107,979
  Net transfers..........       8,558,467
  Surrenders for benefit
   payments and fees.....        (356,235)
  Net annuity
   transactions..........        --
                              -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      17,310,211
                              -----------
  Net increase (decrease)
   in net assets.........      18,113,580
NET ASSETS:
  Beginning of year......       1,265,985
                              -----------
  End of year............     $19,379,565
                              ===========

_____________________________________ SA-75 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                                                   AMERICAN FUNDS
                              AMERICAN FUNDS      BLUE CHIP INCOME  AMERICAN FUNDS
                           ASSET ALLOCATION FUND  AND GROWTH FUND     BOND FUND
                                SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT
                           ---------------------  ----------------  --------------
OPERATIONS:
  Net investment income
   (loss)................     $    6,952,785       $   (8,732,017)   $ 16,254,579
  Capital gains income...         --                    --               --
  Net realized gain
   (loss) on security
   transactions..........            286,981               26,672       1,027,010
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         74,406,871           86,742,273      16,464,644
                              --------------       --------------    ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         81,646,637           78,036,928      33,746,233
                              --------------       --------------    ------------
UNIT TRANSACTIONS:
  Purchases..............        270,445,299          200,240,620     168,299,731
  Net transfers..........        152,694,103           94,151,869      45,990,785
  Surrenders for benefit
   payments and fees.....        (57,585,731)         (39,240,810)    (51,132,197)
  Net annuity
   transactions..........             28,194               37,042         (58,132)
                              --------------       --------------    ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        365,581,865          255,188,721     163,100,187
                              --------------       --------------    ------------
  Net increase (decrease)
   in net assets.........        447,228,502          333,225,649     196,846,420
NET ASSETS:
  Beginning of year......        939,163,310          777,549,116     729,505,643
                              --------------       --------------    ------------
  End of year............     $1,386,391,812       $1,110,774,765    $926,352,063
                              ==============       ==============    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-76 ____________________________________

                           AMERICAN FUNDS                  AMERICAN FUNDS                                        AMERICAN FUNDS
                               GLOBAL      AMERICAN FUNDS  GROWTH-INCOME     AMERICAN FUNDS    AMERICAN FUNDS     GLOBAL SMALL
                            GROWTH FUND     GROWTH FUND         FUND       INTERNATIONAL FUND  NEW WORLD FUND  CAPITALIZATION FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
                           --------------  --------------  --------------  ------------------  --------------  -------------------
OPERATIONS:
  Net investment income
   (loss)................   $ (4,087,732)  $  (33,279,130) $  (16,175,157)    $   (185,611)     $    389,845      $ (3,122,806)
  Capital gains income...       --               --              --              --                 --               --
  Net realized gain
   (loss) on security
   transactions..........        824,289        3,264,341       4,046,629          400,852           136,884           500,603
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     46,981,054      286,398,544     248,250,137       77,733,205        16,115,876        38,462,255
                            ------------   --------------  --------------     ------------      ------------      ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     43,717,611      256,383,755     236,121,609       77,948,446        16,642,605        35,840,052
                            ------------   --------------  --------------     ------------      ------------      ------------
UNIT TRANSACTIONS:
  Purchases..............     88,605,297      593,698,579     658,577,392      139,113,677        24,879,791        60,207,759
  Net transfers..........     35,552,308      193,672,458     248,639,462       76,929,335        17,060,241        22,691,966
  Surrenders for benefit
   payments and fees.....    (17,031,765)    (106,579,902)   (133,240,929)     (18,567,920)       (3,939,874)       (8,880,872)
  Net annuity
   transactions..........        (61,573)          94,188          49,761          (14,027)           19,344            17,270
                            ------------   --------------  --------------     ------------      ------------      ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    107,064,267      680,885,323     774,025,686      197,461,065        38,019,502        74,036,123
                            ------------   --------------  --------------     ------------      ------------      ------------
  Net increase (decrease)
   in net assets.........    150,781,878      937,269,078   1,010,147,295      275,409,511        54,662,107       109,876,175
NET ASSETS:
  Beginning of year......    293,195,381    1,887,469,315   2,167,698,300      314,767,552        72,866,903       140,418,927
                            ------------   --------------  --------------     ------------      ------------      ------------
  End of year............   $443,977,259   $2,824,738,393  $3,177,845,595     $590,177,063      $127,529,010      $250,295,102
                            ============   ==============  ==============     ============      ============      ============

                              FRANKLIN
                               RISING
                              DIVIDENDS
                           SECURITIES FUND
                             SUB-ACCOUNT
                           ---------------
OPERATIONS:
  Net investment income
   (loss)................   $ (2,359,584)
  Capital gains income...      2,591,384
  Net realized gain
   (loss) on security
   transactions..........         24,220
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     23,773,440
                            ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     24,029,460
                            ------------
UNIT TRANSACTIONS:
  Purchases..............    154,541,180
  Net transfers..........     96,898,231
  Surrenders for benefit
   payments and fees.....     (8,355,529)
  Net annuity
   transactions..........         18,361
                            ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    243,102,243
                            ------------
  Net increase (decrease)
   in net assets.........    267,131,703
NET ASSETS:
  Beginning of year......     87,768,661
                            ------------
  End of year............   $354,900,364
                            ============

_____________________________________ SA-77 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                                            FRANKLIN LARGE
                           FRANKLIN INCOME    CAP GROWTH     FRANKLIN REAL
                           SECURITIES FUND  SECURITIES FUND   ESTATE FUND
                             SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           ---------------  ---------------  -------------
OPERATIONS:
  Net investment income
   (loss)................   $  8,147,977     $   (790,570)    $   163,829
  Capital gains income...       --               --                52,309
  Net realized gain
   (loss) on security
   transactions..........        101,135          (10,281)      1,079,277
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     74,334,979        5,812,676       8,431,083
                            ------------     ------------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     82,584,091        5,011,825       9,726,498
                            ------------     ------------     -----------
UNIT TRANSACTIONS:
  Purchases..............    309,511,265       48,609,086         212,867
  Net transfers..........    156,095,082       23,776,209        (997,030)
  Surrenders for benefit
   payments and fees.....    (26,494,984)      (2,987,310)     (3,066,554)
  Net annuity
   transactions..........         62,872         --               (11,169)
                            ------------     ------------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    439,174,235       69,397,985      (3,861,886)
                            ------------     ------------     -----------
  Net increase (decrease)
   in net assets.........    521,758,326       74,409,810       5,864,612
NET ASSETS:
  Beginning of year......    374,190,638       26,544,368      35,834,392
                            ------------     ------------     -----------
  End of year............   $895,948,964     $100,954,178     $41,699,004
                            ============     ============     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-78 ____________________________________

                                               FRANKLIN                           TEMPLETON
                           FRANKLIN SMALL  STRATEGIC INCOME   MUTUAL SHARES   DEVELOPING MARKETS  TEMPLETON FOREIGN
                              CAP FUND     SECURITIES FUND   SECURITIES FUND   SECURITIES FUND     SECURITIES FUND
                            SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT
                           --------------  ----------------  ---------------  ------------------  -----------------
OPERATIONS:
  Net investment income
   (loss)................   $ (5,011,821)    $  4,735,280     $ (7,180,333)      $    99,401        $ (1,558,956)
  Capital gains income...       --                404,285         --                --                  --
  Net realized gain
   (loss) on security
   transactions..........        784,697          304,466          741,981            83,055              46,161
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     33,694,531       21,242,927       95,114,034        11,887,442          43,832,445
                            ------------     ------------     ------------       -----------        ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     29,467,407       26,686,958       88,675,682        12,069,898          42,319,650
                            ------------     ------------     ------------       -----------        ------------
UNIT TRANSACTIONS:
  Purchases..............     55,175,485       78,219,944      212,777,998        12,939,704         143,137,278
  Net transfers..........     14,497,636       39,455,867       98,122,721        14,439,285          68,970,267
  Surrenders for benefit
   payments and fees.....    (14,409,317)     (16,560,788)     (38,265,950)       (2,476,732)         (8,193,469)
  Net annuity
   transactions..........         33,383           44,912           50,314             2,328              (7,198)
                            ------------     ------------     ------------       -----------        ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     55,297,187      101,159,935      272,685,083        24,904,585         203,906,878
                            ------------     ------------     ------------       -----------        ------------
  Net increase (decrease)
   in net assets.........     84,764,594      127,846,893      361,360,765        36,974,483         246,226,528
NET ASSETS:
  Beginning of year......    267,714,292      253,817,382      622,699,692        36,002,933         109,913,940
                            ------------     ------------     ------------       -----------        ------------
  End of year............   $352,478,886     $381,664,275     $984,060,457       $72,977,416        $356,140,468
                            ============     ============     ============       ===========        ============

                              TEMPLETON
                            GLOBAL ASSET    TEMPLETON GROWTH
                           ALLOCATION FUND  SECURITIES FUND
                             SUB-ACCOUNT      SUB-ACCOUNT
                           ---------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................    $   214,950      $ (1,618,579)
  Capital gains income...       --                --
  Net realized gain
   (loss) on security
   transactions..........        189,942            47,950
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      1,541,386        44,889,784
                             -----------      ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      1,946,278        43,319,155
                             -----------      ------------
UNIT TRANSACTIONS:
  Purchases..............         47,808       138,015,334
  Net transfers..........         41,954        60,391,033
  Surrenders for benefit
   payments and fees.....     (1,330,795)      (12,638,030)
  Net annuity
   transactions..........         (4,843)           33,560
                             -----------      ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (1,245,876)      185,801,897
                             -----------      ------------
  Net increase (decrease)
   in net assets.........        700,402       229,121,052
NET ASSETS:
  Beginning of year......     14,938,934       179,790,637
                             -----------      ------------
  End of year............    $15,639,336      $408,911,689
                             ===========      ============

_____________________________________ SA-79 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004


                           MUTUAL DISCOVERY  HARTFORD MONEY       MFS CAPITAL
                           SECURITIES FUND   MARKET HLS FUND  OPPORTUNITIES SERIES
                             SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
                           ----------------  ---------------  --------------------
OPERATIONS:
  Net investment income
   (loss)................    $   (449,191)    $ (1,920,673)       $  (741,154)
  Capital gains income...        --               --                --
  Net realized gain
   (loss) on security
   transactions..........           1,705         --               (1,905,038)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      11,581,859         --                9,304,199
                             ------------     ------------        -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      11,134,373       (1,920,673)         6,658,007
                             ------------     ------------        -----------
UNIT TRANSACTIONS:
  Purchases..............      41,486,243      138,007,409          3,851,574
  Net transfers..........      29,286,746      (92,560,143)        (5,020,967)
  Surrenders for benefit
   payments and fees.....      (1,589,456)     (60,047,384)        (4,548,671)
  Net annuity
   transactions..........          18,731           28,123             (1,547)
                             ------------     ------------        -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      69,202,264      (14,571,995)        (5,719,611)
                             ------------     ------------        -----------
  Net increase (decrease)
   in net assets.........      80,336,637      (16,492,668)           938,396
NET ASSETS:
  Beginning of year......      24,881,896      240,332,081         65,391,218
                             ------------     ------------        -----------
  End of year............    $105,218,533     $223,839,413        $66,329,614
                             ============     ============        ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-80 ____________________________________


                           MFS EMERGING    MFS GLOBAL      MFS HIGH        MFS INVESTORS     MFS INVESTORS   MFS MID CAP
                           GROWTH SERIES  EQUITY SERIES  INCOME SERIES  GROWTH STOCK SERIES  TRUST SERIES   GROWTH SERIES
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -------------  -------------  -------------------  -------------  -------------
OPERATIONS:
  Net investment income
   (loss)................   $  (849,731)   $  (225,750)  $  6,877,047      $ (1,814,626)     $ (1,851,836)  $ (2,503,659)
  Capital gains income...       --             --             --              --                  --             --
  Net realized gain
   (loss) on security
   transactions..........    (4,227,263)        73,551        (55,479)         (585,857)         (856,758)       179,940
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    10,777,692      2,962,363      8,865,039        10,812,547        22,699,279     19,994,564
                            -----------    -----------   ------------      ------------      ------------   ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     5,700,698      2,810,164     15,686,607         8,412,064        19,990,685     17,670,845
                            -----------    -----------   ------------      ------------      ------------   ------------
UNIT TRANSACTIONS:
  Purchases..............     6,499,845      3,107,142     33,267,954         8,093,421        72,527,178     23,380,387
  Net transfers..........    (6,388,329)     3,072,533      5,488,276           679,311        32,208,310      5,550,613
  Surrenders for benefit
   payments and fees.....    (3,335,802)      (736,080)   (13,771,785)       (6,975,946)       (9,538,818)    (7,831,332)
  Net annuity
   transactions..........        (3,371)       --              87,504            (2,965)           (1,844)       --
                            -----------    -----------   ------------      ------------      ------------   ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (3,227,657)     5,443,595     25,071,949         1,793,821        95,194,826     21,099,668
                            -----------    -----------   ------------      ------------      ------------   ------------
  Net increase (decrease)
   in net assets.........     2,473,041      8,253,759     40,758,556        10,205,885       115,185,511     38,770,513
NET ASSETS:
  Beginning of year......    54,986,941     13,557,932    206,605,317       112,606,898       126,155,387    131,131,220
                            -----------    -----------   ------------      ------------      ------------   ------------
  End of year............   $57,459,982    $21,811,691   $247,363,873      $122,812,783      $241,340,898   $169,901,733
                            ===========    ===========   ============      ============      ============   ============

_____________________________________ SA-81 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004


                           MFS NEW DISCOVERY     MFS TOTAL        MFS VALUE
                                SERIES         RETURN SERIES       SERIES
                              SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                           -----------------  ----------------  -------------
OPERATIONS:
  Net investment income
   (loss)................    $ (2,140,014)     $     (477,239)   $  (393,106)
  Capital gains income...        --                 --               384,180
  Net realized gain
   (loss) on security
   transactions..........         (54,330)          1,249,050         26,403
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      10,329,172          81,094,080      4,654,212
                             ------------      --------------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       8,134,828          81,865,891      4,671,689
                             ------------      --------------    -----------
UNIT TRANSACTIONS:
  Purchases..............      46,952,486         195,937,175     17,187,262
  Net transfers..........      14,207,886          91,912,813     12,399,886
  Surrenders for benefit
   payments and fees.....      (5,877,759)        (45,403,849)    (1,036,521)
  Net annuity
   transactions..........          12,459              (5,028)       --
                             ------------      --------------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      55,295,072         242,441,111     28,550,627
                             ------------      --------------    -----------
  Net increase (decrease)
   in net assets.........      63,429,900         324,307,002     33,222,316
NET ASSETS:
  Beginning of year......     101,502,882         681,796,267     14,994,065
                             ------------      --------------    -----------
  End of year............    $164,932,782      $1,006,103,269    $48,216,381
                             ============      ==============    ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-82 ____________________________________

                           MERRILL LYNCH   MERRILL LYNCH                                                   SP WILLIAM BLAIR
                           GLOBAL GROWTH     LARGE CAP      JENNISON 20/20    JENNISON      PRUDENTIAL      INTERNATIONAL
                             V.I. FUND    GROWTH V.I. FUND  FOCUS PORTFOLIO   PORTFOLIO   VALUE PORTFOLIO  GROWTH PORTFOLIO
                            SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT (A)
                           -------------  ----------------  ---------------  -----------  ---------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................   $     (154)      $  (43,486)       $ (6,111)      $  (5,559)     $ (5,913)         $   (49)
  Capital gains income...      --              --               --               --           --               --
  Net realized gain
   (loss) on security
   transactions..........      (12,964)          15,220           2,309         (59,612)        5,728            1,535
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      167,771          181,445          51,650          94,115        74,428           (1,686)
                            ----------       ----------        --------       ---------      --------          -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      154,653          153,179          47,848          28,944        74,243             (200)
                            ----------       ----------        --------       ---------      --------          -------
UNIT TRANSACTIONS:
  Purchases..............      117,433           68,506          42,280          --            10,491          --
  Net transfers..........      (23,315)        (197,189)         (5,443)       (444,602)      (32,283)          (6,222)
  Surrenders for benefit
   payments and fees.....      (39,913)        (240,448)        (11,939)        (17,590)       (4,623)              (9)
  Net annuity
   transactions..........      --               (16,216)        --               --           --               --
                            ----------       ----------        --------       ---------      --------          -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       54,205         (385,347)         24,898        (462,192)      (26,415)          (6,231)
                            ----------       ----------        --------       ---------      --------          -------
  Net increase (decrease)
   in net assets.........      208,858         (232,168)         72,746        (433,248)       47,828           (6,431)
NET ASSETS:
  Beginning of year......    1,091,165        3,080,884         350,097         758,340       571,360            6,431
                            ----------       ----------        --------       ---------      --------          -------
  End of year............   $1,300,023       $2,848,716        $422,843       $ 325,092      $619,188          $--
                            ==========       ==========        ========       =========      ========          =======

(a) Formerly SP Jennison International Growth Portfolio Sub-Account. Change effective May 3, 2004.

_____________________________________ SA-83 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                                                  WELLS FARGO   WELLS FARGO
                                WELLS FARGO       TOTAL RETURN    EQUITY
                           ASSET ALLOCATION FUND   BOND FUND    INCOME FUND
                                SUB-ACCOUNT       SUB-ACCOUNT   SUB-ACCOUNT
                           ---------------------  ------------  -----------
OPERATIONS:
  Net investment income
   (loss)................       $    5,293         $   31,047   $   (1,099)
  Capital gains income...           43,194            171,268       --
  Net realized gain
   (loss) on security
   transactions..........              369             (6,459)         (75)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................           60,857           (137,798)      73,445
                                ----------         ----------   ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          109,713             58,058       72,271
                                ----------         ----------   ----------
UNIT TRANSACTIONS:
  Purchases..............          783,156          1,915,937      582,280
  Net transfers..........          447,310            873,517      176,375
  Surrenders for benefit
   payments and fees.....          (19,557)          (108,706)     (11,312)
  Net annuity
   transactions..........        --                   --            --
                                ----------         ----------   ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        1,210,909          2,680,748      747,343
                                ----------         ----------   ----------
  Net increase (decrease)
   in net assets.........        1,320,622          2,738,806      819,614
NET ASSETS:
  Beginning of year......          465,294            972,103      250,633
                                ----------         ----------   ----------
  End of year............       $1,785,916         $3,710,909   $1,070,247
                                ==========         ==========   ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-84 ____________________________________

                           WELLS FARGO                WELLS FARGO    WELLS FARGO   WELLS FARGO   WELLS FARGO
                             EQUITY     WELLS FARGO  INTERNATIONAL  LARGE COMPANY  MONEY MARKET   SMALL CAP
                           VALUE FUND   GROWTH FUND   EQUITY FUND    GROWTH FUND       FUND      GROWTH FUND
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  -----------  -------------  -------------  ------------  -----------
OPERATIONS:
  Net investment income
   (loss)................   $ (1,104)    $ (1,384)     $ (5,304)     $  (39,816)    $  (11,662)  $  (11,626)
  Capital gains income...     --           --            --             --             --            --
  Net realized gain
   (loss) on security
   transactions..........        109           41          (324)         (3,598)       --            (5,291)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     19,381        8,470        58,400         111,958        --           111,128
                            --------     --------      --------      ----------     ----------   ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     18,386        7,127        52,772          68,544        (11,662)      94,211
                            --------     --------      --------      ----------     ----------   ----------
UNIT TRANSACTIONS:
  Purchases..............     31,098       84,187       409,141       1,682,901      1,616,166      511,594
  Net transfers..........     63,127        8,580        74,041         494,734       (476,908)     237,979
  Surrenders for benefit
   payments and fees.....     (5,530)        (596)       (6,750)        (60,067)       (11,061)     (22,493)
  Net annuity
   transactions..........     --           --            --             --             --            --
                            --------     --------      --------      ----------     ----------   ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     88,695       92,171       476,432       2,117,568      1,128,197      727,080
                            --------     --------      --------      ----------     ----------   ----------
  Net increase (decrease)
   in net assets.........    107,081       99,298       529,204       2,186,112      1,116,535      821,291
NET ASSETS:
  Beginning of year......    141,674        7,169        91,022         627,407        332,253      194,248
                            --------     --------      --------      ----------     ----------   ----------
  End of year............   $248,755     $106,467      $620,226      $2,813,519     $1,448,788   $1,015,539
                            ========     ========      ========      ==========     ==========   ==========

_____________________________________ SA-85 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2005

 1.  ORGANIZATION:

    Separate Account Seven (the "Account") is a separate investment account within Hartford Life and Annuity Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contract owners of the Company in various mutual funds (the "Funds") as directed by the contract owners.

    The Account invests in the following sub-accounts (collectively, the "Sub-Accounts"): the AIM V.I. Aggressive Growth Fund, AIM V.I. Basic Value Fund, AIM V.I. Blue Chip Fund, AIM V.I. Capital Appreciation Fund, AIM V.I. Core Equity Fund, AIM V.I. Demographic Trends Fund, AIM V.I. Government Securities Fund, AIM V.I. International Growth Fund, AIM V.I. Mid Cap Core Equity Fund, AIM V.I. Premier Equity Fund, AIM V.I. Small Cap Equity Fund, AIM V.I. Large Cap Growth Fund, American Funds Asset Allocation Fund, American Funds Blue Chip Income and Growth Fund, American Funds Bond Fund, American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, American Funds New World Fund, American Funds Global Small Capitalization Fund, Franklin Rising Dividends Securities Fund, Franklin Income Securities Fund, Franklin Large Cap Growth Securities Fund, Franklin Real Estate Fund, Franklin Small-Mid Growth Securities Fund, Franklin Strategic Income Securities Fund, Franklin Flex Cap Growth Securities Fund, Franklin Large Cap Value Securities Fund, Mutual Shares Securities Fund, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Templeton Global Asset Allocation Fund, Templeton Growth Securities Fund, Mutual Discovery Securities Fund, Hartford Money Market HLS Fund, MFS Capital Opportunities Series, MFS Emerging Growth Series, MFS Global Equity Series, MFS High Income Series, MFS Investors Growth Stock Series, MFS Investors Trust Series, MFS Mid Cap Growth Series, MFS New Discovery Series, MFS Total Return Series, MFS Value Series, MFS Research Bond Series, MFS Research International Series, MFS Research Series, Mercury Global Growth V.I. Fund, Mercury Large Cap Growth V.I. Fund, Jennison 20/20 Focus Portfolio, Jennison Portfolio, Prudential Value Portfolio, Wells Fargo Advantage Asset Allocation Fund, Wells Fargo Advantage Total Return Bond Fund, Wells Fargo Advantage Equity Income Fund, Wells Fargo Advantage C&B Large Cap Value Fund, Wells Fargo Advantage Large Company Core Fund, Wells Fargo Advantage International Core Fund, Wells Fargo Advantage Large Company Growth Fund, Wells Fargo Advantage Money Market Fund, Wells Fargo Advantage Small Cap Growth Fund, Wells Fargo Advantage Discovery Fund, and Wells Fargo Advantage Opportunity Fund.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America in the investment company industry:

     a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

     b) SECURITY VALUATION--The investment in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2005.

     c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

     d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no Federal income taxes are payable with respect to the operations of the Account.

     d) USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results

_____________________________________ SA-86 ____________________________________
        in the future could vary from the amounts derived from management's estimates.

     e) MORTALITY RISK--Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table and the Annuity 2000 Table. The Mortality Risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts, as described below:

     a) MORTALITY AND EXPENSE RISK CHARGES--The Company will make deductions at a maximum annual rate of 1.55% of the contract's value for the mortality and expense risks which the company undertakes.

     b) TAX EXPENSE CHARGE--If applicable, the Company will make deductions at a maximum rate of 4.0% of the contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed to partial withdrawals or surrenders. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

     c) ADMINISTRATIVE CHARGE--The Company will make deductions to cover administrative expenses at a maximum annual rate of 0.20% of the contract's value. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

     d) ANNUAL MAINTENANCE FEE--An annual maintenance fee in the amount of $30 may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

 4.  PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2005 were as follows:

                                            PURCHASES        PROCEEDS
SUB-ACCOUNT                                  AT COST        FROM SALES
-----------                               --------------  --------------
AIM V.I. Aggressive Growth Fund.........  $    7,430,537  $   10,403,375
AIM V.I. Basic Value Fund...............      37,955,382      57,173,947
AIM V.I. Blue Chip Fund.................      11,069,717      12,266,214
AIM V.I. Capital Appreciation Fund......       7,342,058       9,155,816
AIM V.I. Core Equity Fund...............       1,388,530          98,486
AIM V.I. Demographic Trends Fund........       4,441,225       7,900,197
AIM V.I. Government Securities Fund.....     196,708,072      59,881,968
AIM V.I. International Growth Fund......      32,958,465       7,072,032
AIM V.I. Mid Cap Core Equity Fund.......      84,635,553      44,057,029
AIM V.I. Premier Equity Fund............     120,867,509      19,687,236
AIM V.I. Small Cap Equity Fund..........      16,189,026       7,084,758
AIM V.I. Large Cap Growth Fund..........       3,397,039         545,148
American Funds Asset Allocation Fund....     253,459,656     120,781,878
American Funds Blue Chip Income and
 Growth Fund............................     147,856,708      99,401,171
American Funds Bond Fund................     186,205,198      92,549,628
American Funds Global Growth Fund.......      95,687,965      39,721,673
American Funds Growth Fund..............     473,857,742     205,668,456
American Funds Growth-Income Fund.......     580,494,112     216,418,671
American Funds International Fund.......     184,054,128      55,152,395
American Funds New World Fund...........      91,418,563      25,992,913
American Funds Global Small
 Capitalization Fund....................      98,897,609      33,929,196
Franklin Rising Dividends Securities
 Fund...................................     210,194,537      35,693,967

_____________________________________ SA-87 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                            PURCHASES        PROCEEDS
SUB-ACCOUNT                                  AT COST        FROM SALES
-----------                               --------------  --------------
Franklin Income Securities Fund.........  $  568,293,816  $   56,388,584
Franklin Large Cap Growth Securities
 Fund...................................      64,334,714       7,827,057
Franklin Real Estate Fund...............       5,510,232      10,089,257
Franklin Small-Mid Cap Growth Securities
 Fund...................................      49,066,811      70,092,836
Franklin Strategic Income Securities
 Fund...................................     164,299,990      35,077,807
Franklin Flex Cap Growth Securities
 Fund...................................      15,919,598       1,285,677
Franklin Large Cap Value Securities
 Fund...................................       5,653,383         377,234
Mutual Shares Securities Fund...........     286,144,320      62,808,130
Templeton Developing Markets Securities
 Fund...................................      72,882,326      20,050,428
Templeton Foreign Securities Fund.......     188,451,747      63,404,770
Templeton Global Asset Allocation
 Fund...................................       1,429,345       2,629,310
Templeton Growth Securities Fund........     248,244,825      26,780,267
Mutual Discovery Securities Fund........     153,293,525      13,378,523
Hartford Money Market HLS Fund..........     358,092,432     314,446,340
MFS Capital Opportunities Series........       3,933,651      15,622,420
MFS Emerging Growth Series..............       7,380,649      12,821,145
MFS Global Equity Series................       8,821,191       7,383,615
MFS High Income Series..................      77,581,135      85,257,224
MFS Investors Growth Stock Series.......      10,161,088      20,822,710
MFS Investors Trust Series..............     103,682,456      22,913,692
MFS Mid Cap Growth Series...............      21,407,566      32,055,343
MFS New Discovery Series................      66,055,196      29,428,049
MFS Total Return Series.................     310,375,417      67,395,524
MFS Value Series........................      44,561,868       9,317,550
MFS Research Bond Series................      10,019,502       1,008,358
MFS Research International Series.......       4,466,900       1,027,728
MFS Research Series.....................       2,849,095         569,955
Mecury Global Growth V.I. Fund..........          50,672         209,326
Mercury Large Cap Growth V.I. Fund......          63,437         379,964
Jennison 20/20 Focus Portfolio..........         325,601         290,487
Jennison Portfolio......................          15,794         107,799
Prudential Value Portfolio..............          66,472         336,197
Wells Fargo Advantage Asset Allocation
 Fund...................................         348,130         268,146
Wells Fargo Advantage Total Return Bond
 Fund...................................       2,172,294         784,817
Wells Fargo Advantage Equity Income
 Fund...................................       1,324,921         274,308
Wells Fargo Advantage C&B Large Cap
 Value Fund.............................         226,617          48,131
Wells Fargo Advantage Large Company Core
 Fund...................................          35,156           6,699
Wells Fargo Advantage International Core
 Fund...................................       1,257,818         177,215
Wells Fargo Advantage Large Company
 Growth Fund............................       1,007,637         521,913
Wells Fargo Advantage Money Market
 Fund...................................       2,095,184       2,569,407
Wells Fargo Advantage Small Cap Growth
 Fund...................................         832,810         224,844
Wells Fargo Advantage Discovery Fund....          10,001              17
Wells Fargo Advantage Opportunity
 Fund...................................          14,002              48
                                          --------------  --------------
                                          $5,709,268,655  $2,157,095,005
                                          ==============  ==============

_____________________________________ SA-88 ____________________________________

 5.  CHANGES IN UNITS OUTSTANDING

    The changes in units outstanding for the year ended December 31, 2005 were as follows:

                                        UNITS        UNITS     NET INCREASE
SUB-ACCOUNT                            ISSUED      REDEEMED     (DECREASE)
-----------                          -----------  -----------  ------------
AIM V.I. Aggressive Growth Fund....    6,303,799    8,052,817   (1,749,018)
AIM V.I. Basic Value Fund..........   28,708,535   42,274,966  (13,566,431)
AIM V.I. Blue Chip Fund............   10,229,632   10,774,929     (545,297)
AIM V.I. Capital Appreciation
 Fund..............................    6,140,377    6,849,256     (708,879)
AIM V.I. Core Equity Fund..........      137,407        9,159      128,248
AIM V.I. Demographic Trends Fund...    3,843,633    6,210,128   (2,366,495)
AIM V.I. Government Securities
 Fund..............................  174,142,363   53,072,695  121,069,668
AIM V.I. International Growth
 Fund..............................   22,776,533    4,587,985   18,188,548
AIM V.I. Mid Cap Core Equity
 Fund..............................   52,404,835   28,687,760   23,717,075
AIM V.I. Premier Equity Fund.......  121,015,730   18,197,358  102,818,372
AIM V.I. Small Cap Equity Fund.....    1,411,679      601,873      809,806
AIM V.I. Large Cap Growth Fund.....      331,843       51,493      280,350
American Funds Asset Allocation
 Fund..............................   20,555,263    9,660,056   10,895,207
American Funds Blue Chip Income and
 Growth Fund.......................  148,260,053   89,520,669   58,739,384
American Funds Bond Fund...........   12,377,166    6,589,333    5,787,833
American Funds Global Growth
 Fund..............................    9,061,925    3,374,771    5,687,154
American Funds Growth Fund.........   46,489,817   17,865,851   28,623,966
American Funds Growth-Income
 Fund..............................   46,354,545   15,850,629   30,503,916
American Funds International
 Fund..............................   17,090,467    4,774,233   12,316,234
American Funds New World Fund......    6,254,828    1,754,277    4,500,551
American Funds Global Small
 Capitalization Fund...............    7,672,208    2,463,272    5,208,936
Franklin Rising Dividends
 Securities Fund...................   16,318,966    2,619,743   13,699,223
Franklin Income Securities Fund....   40,878,288    3,914,817   36,963,471
Franklin Large Cap Growth
 Securities Fund...................    6,162,327      681,978    5,480,349
Franklin Real Estate Fund..........      129,440      457,377     (327,937)
Franklin Small-Mid Cap Growth
 Securities Fund...................    5,666,341    7,654,374   (1,988,033)
Franklin Strategic Income
 Securities Fund...................   10,460,679    2,313,556    8,147,123
Franklin Flex Cap Growth Securities
 Fund..............................    1,602,494      125,339    1,477,155
Franklin Large Cap Value Securities
 Fund..............................      561,957       35,828      526,129
Mutual Shares Securities Fund......   20,722,669    4,021,943   16,700,726
Templeton Developing Markets
 Securities Fund...................    4,915,055    1,331,189    3,583,866
Templeton Foreign Securities
 Fund..............................   18,272,560    5,879,282   12,393,278
Templeton Global Asset Allocation
 Fund..............................       69,198      186,521     (117,323)
Templeton Growth Securities Fund...   20,374,318    1,987,522   18,386,796
Mutual Discovery Securities Fund...   10,233,092      836,085    9,397,007
Hartford Money Market HLS Fund.....  341,462,103  300,998,733   40,463,370
MFS Capital Opportunities Series...      532,710    2,052,320   (1,519,610)
MFS Emerging Growth Series.........    1,197,546    1,927,888     (730,342)
MFS Global Equity Series...........      739,050      622,625      116,425
MFS High Income Series.............    5,545,865    7,142,266   (1,596,401)
MFS Investors Growth Stock
 Series............................    1,547,161    2,840,931   (1,293,770)
MFS Investors Trust Series.........   12,829,242    2,558,506   10,270,736
MFS Mid Cap Growth Series..........    3,917,873    5,197,688   (1,279,815)
MFS New Discovery Series...........    7,156,771    3,020,894    4,135,877
MFS Total Return Series............   20,566,237    4,764,958   15,801,279
MFS Value Series...................    3,107,633      629,146    2,478,487

_____________________________________ SA-89 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                        UNITS        UNITS     NET INCREASE
SUB-ACCOUNT                            ISSUED      REDEEMED     (DECREASE)
-----------                          -----------  -----------  ------------
MFS Research Bond Series...........    1,011,676      105,929      905,747
MFS Research International
 Series............................      404,640       89,356      315,284
MFS Research Series................      278,037       55,209      222,828
Mecury Global Growth V.I. Fund.....        3,429       19,415      (15,986)
Mercury Large Cap Growth V.I.
 Fund..............................        6,245       33,540      (27,295)
Jennison 20/20 Focus Portfolio.....      283,628      229,627       54,001
Jennison Portfolio.................       19,834      130,604     (110,770)
Prudential Value Portfolio.........       59,135      291,394     (232,259)
Wells Fargo Advantage Asset
 Allocation Fund...................      243,494      209,997       33,497
Wells Fargo Advantage Total Return
 Bond Fund.........................    1,781,406      635,141    1,146,265
Wells Fargo Advantage Equity Income
 Fund..............................    1,131,656      216,314      915,342
Wells Fargo Advantage C&B Large Cap
 Value Fund........................      209,872       38,851      171,021
Wells Fargo Advantage Large Company
 Core Fund.........................       36,136        4,522       31,614
Wells Fargo Advantage International
 Core Fund.........................    1,068,535      141,074      927,461
Wells Fargo Advantage Large Company
 Growth Fund.......................    1,040,036      476,727      563,309
Wells Fargo Advantage Money Market
 Fund..............................    2,120,449    2,618,173     (497,724)
Wells Fargo Advantage Small Cap
 Growth Fund.......................      789,612      188,248      601,364
Wells Fargo Advantage Discovery
 Fund..............................          891      --               891
Wells Fargo Advantage Opportunity
 Fund..............................        1,294      --             1,294

    The changes in units outstanding for the year ended December 31, 2004 were as follows:

                                        UNITS        UNITS     NET INCREASE
SUB-ACCOUNT                            ISSUED      REDEEMED     (DECREASE)
-----------                          -----------  -----------  ------------
AIM V.I. Aggressive Growth Fund....   14,719,835    8,991,741    5,728,094
AIM V.I. Basic Value Fund..........   82,021,892   24,009,696   58,012,196
AIM V.I. Blue Chip Fund............   25,021,875   19,576,930    5,444,945
AIM V.I. Capital Appreciation
 Fund..............................   16,308,146    8,621,048    7,687,098
AIM V.I. Dent Demographic Trends
 Fund..............................   12,528,386    9,028,485    3,499,901
AIM V.I. Government Securities
 Fund..............................  173,801,658   61,733,838  112,067,820
AIM V.I. International Growth
 Fund..............................   13,132,666    3,543,989    9,588,677
AIM V.I. Mid Cap Core Equity
 Fund..............................   84,690,150   14,860,672   69,829,478
AIM V.I. Premier Equity Fund.......  132,302,327    6,556,689  125,745,638
AIM V.I. Small Cap Equity Fund.....    2,290,877      732,109    1,558,768
American Funds Asset Allocation
 Fund..............................   39,435,955    4,639,051   34,796,904
American Funds Blue Chip Income and
 Growth Fund.......................  321,160,905   43,103,822  278,057,083
American Funds Bond Fund...........   19,531,597    6,378,910   13,152,687
American Funds Global Growth
 Fund..............................   13,411,466    2,241,631   11,169,835
American Funds Growth Fund.........   84,053,575    8,683,603   75,369,972
American Funds Growth-Income
 Fund..............................   77,159,340    7,417,580   69,741,760
American Funds International
 Fund..............................   24,298,936    2,198,791   22,100,145
American Funds New World Fund......    4,140,176    1,019,289    3,120,887
American Funds Global Small
 Capitalization Fund...............    9,251,160    2,291,524    6,959,636
Franklin Rising Dividends
 Securities Fund...................   20,424,823      673,842   19,750,981
Franklin Income Securities Fund....   37,490,517    1,533,465   35,957,052
Franklin Large Cap Growth
 Securities Fund...................    7,330,144      635,088    6,695,056
Franklin Real Estate Fund..........      213,524      448,281     (234,757)
Franklin Small Cap Fund............   12,177,548    5,936,517    6,241,031
Franklin Strategic Income
 Securities Fund...................   10,159,872    2,491,896    7,667,976
Mutual Shares Securities Fund......   24,844,235    2,711,727   22,132,508

_____________________________________ SA-90 ____________________________________

                                        UNITS        UNITS     NET INCREASE
SUB-ACCOUNT                            ISSUED      REDEEMED     (DECREASE)
-----------                          -----------  -----------  ------------
Templeton Developing Markets
 Securities Fund...................    3,542,960    1,459,868    2,083,092
Templeton Foreign Securities
 Fund..............................   24,400,752    2,193,761   22,206,991
Templeton Global Asset Allocation
 Fund..............................       92,128      195,554     (103,426)
Templeton Growth Securities Fund...   19,827,720    2,914,228   16,913,492
Mutual Discovery Securities Fund...    5,632,665      311,964    5,320,701
Hartford Money Market HLS Fund.....  361,789,698  375,641,239  (13,851,541)
MFS Capital Opportunities Series...    1,499,469    2,302,701     (803,232)
MFS Emerging Growth Series.........    1,801,826    2,334,401     (532,575)
MFS Global Equity Series...........      829,101      295,805      533,296
MFS High Income Series.............    9,266,932    7,018,446    2,248,486
MFS Investors Growth Stock
 Series............................    3,564,113    3,158,079      406,034
MFS Investors Trust Series.........   15,247,550    2,638,332   12,609,218
MFS Mid Cap Growth Series..........    8,376,164    4,601,878    3,774,286
MFS New Discovery Series...........    7,862,566    1,928,217    5,934,349
MFS Total Return Series............   24,081,905    3,237,388   20,844,517
MFS Value Series...................    2,600,311      330,888    2,269,423
Merrill Lynch Global Growth V.I.
 Fund..............................       15,796       10,860        4,936
Merrill Lynch Large Cap Growth V.I.
 Fund..............................       59,860      104,608      (44,748)
Jennison 20/20 Focus Portfolio.....       51,316       26,065       25,251
Jennison Portfolio.................        1,911      595,005     (593,094)
Prudential Value Portfolio.........       11,278       40,635      (29,357)
SP William Blair International
 Growth Portfolio..................      --             8,480       (8,480)
Wells Fargo Asset Allocation
 Fund..............................    1,245,209      106,872    1,138,337
Wells Fargo Total Return Bond
 Fund..............................    2,766,194      359,190    2,407,004
Wells Fargo Equity Income Fund.....      721,480       18,337      703,143
Wells Fargo Equity Value Fund......       95,532        5,825       89,707
Wells Fargo Growth Fund............      103,307        4,348       98,959
Wells Fargo International Equity
 Fund..............................      494,958       22,194      472,764
Wells Fargo Large Company Growth
 Fund..............................    2,406,972      220,696    2,186,276
Wells Fargo Money Market Fund......    3,107,186    1,950,782    1,156,404
Wells Fargo Small Cap Growth
 Fund..............................      858,493      124,652      733,841

_____________________________________ SA-91 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

 6.  FINANCIAL HIGHLIGHTS

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for which a series of each Sub-Account has outstanding units.

                                                                                         INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -------------  ------------  --------------  -------  ----------  -----------
AIM V.I. AGGRESSIVE GROWTH FUND
  2005  Lowest contract charges           18,367   $ 1.302255   $       23,919    0.83%     --            13.28%
        Highest contract charges          17,212     1.238853           21,323    2.51%     --             3.08%
        Remaining contract
        charges                       33,916,397      --            42,918,704    --        --           --
  2004  Lowest contract charges           90,782     1.258432          114,243    0.95%     --            10.75%
        Highest contract charges           7,392     1.201813            8,884    2.52%     --             8.99%
        Remaining contract
        charges                       35,602,820      --            43,420,150    --        --           --
  2003  Lowest contract charges           65,082     1.136318           73,954    0.95%     --            25.48%
        Highest contract charges         254,591     1.102688          280,735    2.39%     --            23.67%
        Remaining contract
        charges                       29,653,227      --            32,974,347    --        --           --
  2002  Lowest contract charges           39,419     0.905594           35,698    0.94%     --           (23.40)%
        Highest contract charges         156,572     0.891610          139,601    0.98%     --            (3.54)%
        Remaining contract
        charges                        9,800,706      --             8,774,509    --        --           --
  2001  Lowest contract charges            2,317     1.182176            2,739    0.22%     --            18.22%
        Highest contract charges          54,444     1.178547           64,165    0.50%     --            17.86%
        Remaining contract
        charges                          594,570      --               701,606    --        --           --
AIM V.I. BASIC VALUE FUND
  2005  Lowest contract charges          550,287     1.362431          749,728    0.83%      0.30%         9.20%
        Highest contract charges          66,457     1.296106           86,135    2.51%      0.22%         3.08%
        Remaining contract
        charges                      211,003,427      --           279,411,654    --        --           --
  2004  Lowest contract charges        1,518,236     1.316677        1,999,026    0.95%     --            10.02%
        Highest contract charges          20,775     1.257441           26,124    2.50%     --             8.27%
        Remaining contract
        charges                      223,647,591      --           285,485,629    --        --           --
  2003  Lowest contract charges        1,198,408     1.196762        1,434,209    0.95%      0.04%        32.36%
        Highest contract charges       1,617,228     1.161366        1,878,194    2.38%      0.05%        30.46%
        Remaining contract
        charges                      164,358,770      --           192,671,189    --        --           --
  2002  Lowest contract charges          790,188     0.904142          714,443    0.94%     --           (22.88)%
        Highest contract charges         458,491     0.890198          408,148    0.97%     --            (4.59)%
        Remaining contract
        charges                       64,971,888      --            58,148,792    --        --           --
  2001  Lowest contract charges           44,098     1.172426           51,701    0.25%      0.20%        17.24%
        Highest contract charges         361,829     1.168835          422,919    0.50%      0.27%        16.88%
        Remaining contract
        charges                        5,458,015      --             6,386,595    --        --           --

_____________________________________ SA-92 ____________________________________

                                                                                         INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -------------  ------------  --------------  -------  ----------  -----------
AIM V.I. BLUE CHIP FUND
  2005  Lowest contract charges            8,318   $ 1.168571   $        9,720    0.56%      0.62%         2.93%
        Highest contract charges         624,488     1.080740          674,909    2.49%      0.62%         0.94%
        Remaining contract
        charges                       45,159,871      --            49,853,161    --        --           --
  2004  Lowest contract charges            7,921     1.135305            8,993    0.54%      0.11%         4.10%
        Highest contract charges           7,944     1.070087            8,501    2.51%      0.42%         2.04%
        Remaining contract
        charges                       46,322,109      --            50,350,516    --        --           --
  2003  Lowest contract charges            7,456     1.090605            8,131    0.55%     --            24.46%
        Highest contract charges         627,712     1.048719          658,294    2.38%     --            22.18%
        Remaining contract
        charges                       40,257,859      --            42,622,200    --        --           --
  2002  Lowest contract charges            7,082     0.876290            6,206    0.55%     --           (26.57)%
        Highest contract charges         180,335     0.858356          154,792    0.97%     --            (5.33)%
        Remaining contract
        charges                       14,491,706      --            12,512,304    --        --           --
  2001  Lowest contract charges           10,402     1.191965           12,399    0.23%      0.03%        19.20%
        Highest contract charges         120,620     1.188319          143,335    0.50%      0.03%        18.83%
        Remaining contract
        charges                        1,407,254      --             1,674,292    --        --           --
AIM V.I. CAPITAL APPRECIATION FUND
  2005  Lowest contract charges           18,096     1.358807           24,589    0.83%      0.18%        15.56%
        Highest contract charges          22,308     1.292664           28,837    2.51%      0.10%         6.10%
        Remaining contract
        charges                       37,821,577      --            49,972,771    --        --           --
  2004  Lowest contract charges          392,765     1.275804          501,092    0.95%     --             5.62%
        Highest contract charges           5,809     1.218395            7,078    2.45%     --             3.94%
        Remaining contract
        charges                       38,172,286      --            47,219,088    --        --           --
  2003  Lowest contract charges          341,648     1.207936          412,689    0.95%     --            28.30%
        Highest contract charges         248,132     1.172191          290,858    2.38%     --            26.45%
        Remaining contract
        charges                       30,293,982      --            35,845,030    --        --           --
  2002  Lowest contract charges          231,383     0.941523          217,852    0.94%     --           (25.07)%
        Highest contract charges          34,112     0.926994           31,622    0.98%     --            (3.98)%
        Remaining contract
        charges                        9,014,193      --             8,401,872    --        --           --
  2001  Lowest contract charges            4,894     1.256556            6,150    0.25%     --            25.66%
        Highest contract charges          29,117     1.252716           36,476    0.53%     --            25.27%
        Remaining contract
        charges                          961,025      --             1,205,575    --        --           --
AIM V.I. CORE EQUITY FUND
  2005  Lowest contract charges               47    10.346561              484    0.80%      1.05%         7.33%
        Highest contract charges             260    10.204436            2,651    2.44%      4.78%         6.16%
        Remaining contract
        charges                          127,941      --             1,311,968    --        --           --

_____________________________________ SA-93 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                                                         INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -------------  ------------  --------------  -------  ----------  -----------
AIM V.I. DEMOGRAPHIC TRENDS FUND
  2005  Lowest contract charges           31,848   $ 1.315304   $       41,890    0.84%     --            13.89%
        Highest contract charges         153,417     1.252494          192,154    2.49%     --             3.58%
        Remaining contract
        charges                       21,489,355      --            27,458,750    --        --           --
  2004  Lowest contract charges           48,137     1.265512           60,917    0.95%     --             7.23%
        Highest contract charges         109,422     1.209161          132,309    2.47%     --             5.58%
        Remaining contract
        charges                       23,883,556      --            29,298,817    --        --           --
  2003  Lowest contract charges           60,057     1.180177           70,878    0.95%     --            36.17%
        Highest contract charges         165,344     1.145247          189,360    2.40%     --            34.21%
        Remaining contract
        charges                       20,315,813      --            23,479,590    --        --           --
  2002  Lowest contract charges           52,583     0.866707           45,574    0.94%     --           (32.84)%
        Highest contract charges         153,564     0.853330          131,041    0.98%     --            (6.43)%
        Remaining contract
        charges                        3,733,337      --             3,201,569    --        --           --
  2001  Lowest contract charges            2,586     1.290558            3,337    0.25%     --            29.06%
        Highest contract charges          52,208     1.286613           67,171    0.49%     --            28.66%
        Remaining contract
        charges                          390,269      --               502,686    --        --           --
AIM V.I. GOVERNMENT SECURITIES FUND
  2005  Lowest contract charges          215,688     1.099804          237,215    0.83%     13.42%         0.59%
        Highest contract charges          99,525     1.046223          104,125    2.54%      4.07%        (0.90)%
        Remaining contract
        charges                      468,288,332      --           500,362,178    --        --           --
  2004  Lowest contract charges        1,769,004     1.105472        1,955,584    0.95%      3.88%         1.59%
        Highest contract charges          72,196     1.055721           76,219    2.48%     13.47%        (0.02)%
        Remaining contract
        charges                      345,692,677      --           370,398,600    --        --           --
  2003  Lowest contract charges        1,960,167     1.088130        2,132,916    0.95%      2.16%         0.11%
        Highest contract charges       2,199,782     1.055918        2,322,789    2.39%      2.92%        (1.33)%
        Remaining contract
        charges                      231,306,108      --           246,605,138    --        --           --
  2002  Lowest contract charges        1,520,766     1.086887        1,652,901    0.94%      4.54%         8.56%
        Highest contract charges         691,471     1.070119          739,956    0.98%      3.63%         3.30%
        Remaining contract
        charges                      139,107,446      --           149,697,751    --        --           --
  2001  Lowest contract charges           38,630     1.001206           38,677    0.24%      4.78%         0.12%
        Highest contract charges         216,023     0.998134          215,620    0.51%      7.91%        (0.19)%
        Remaining contract
        charges                        5,564,289      --             5,560,258    --        --           --
AIM V.I. INTERNATIONAL GROWTH FUND
  2005  Lowest contract charges           40,858     1.668706           68,180    0.83%      2.39%        19.32%
        Highest contract charges           8,851     1.587486           14,052    2.54%      0.66%        14.96%
        Remaining contract
        charges                       36,053,535      --            58,438,083    --        --           --
  2004  Lowest contract charges           88,480     1.445927          127,935    0.95%      0.72%        22.83%
        Highest contract charges           9,171     1.380892           12,665    2.45%      2.94%        20.89%
        Remaining contract
        charges                       17,817,045      --            24,973,192    --        --           --
  2003  Lowest contract charges           67,870     1.177149           79,893    0.94%      0.66%        27.84%
        Highest contract charges          59,552     1.142322           68,027    2.39%      0.47%        26.01%
        Remaining contract
        charges                        8,198,597      --             9,444,551    --        --           --
  2002  Lowest contract charges           17,230     0.920779           15,865    0.94%      1.10%       (16.47)%
        Highest contract charges          53,197     0.906571           48,227    1.00%      1.12%        (7.66)%
        Remaining contract
        charges                        2,797,349      --             2,549,195    --        --           --
  2001  Lowest contract charges            1,782     1.102346            1,964    0.22%      0.91%        10.24%
        Highest contract charges          20,175     1.098965           22,172    0.53%      0.70%         9.90%
        Remaining contract
        charges                          191,433      --               210,640    --        --           --

_____________________________________ SA-94 ____________________________________

                                                                                         INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -------------  ------------  --------------  -------  ----------  -----------
AIM V.I. MID CAP CORE EQUITY FUND
  2005  Lowest contract charges          320,680   $ 1.521487   $      487,911    0.83%      1.76%         9.01%
        Highest contract charges          43,428     1.447415           62,858    2.54%      0.57%         4.91%
        Remaining contract
        charges                      256,636,456      --           379,612,312    --        --           --
  2004  Lowest contract charges        2,997,792     1.444712        4,330,946    0.95%      0.18%        12.74%
        Highest contract charges          33,815     1.379716           46,655    2.51%      0.49%        10.95%
        Remaining contract
        charges                      230,251,882      --           322,495,930    --        --           --
  2003  Lowest contract charges        2,083,091     1.281424        2,669,322    0.94%     --            26.11%
        Highest contract charges       1,598,816     1.243511        1,988,146    2.38%     --            24.30%
        Remaining contract
        charges                      159,772,104      --           200,501,774    --        --           --
  2002  Lowest contract charges          944,882     1.016105          960,100    0.94%     --           (11.94)%
        Highest contract charges         345,495     1.000434          345,645    0.98%     --            (1.31)%
        Remaining contract
        charges                       41,374,186      --            41,611,298    --        --           --
  2001  Lowest contract charges           12,300     1.153905           14,193    0.25%      0.27%        15.39%
        Highest contract charges         101,931     1.150372          117,259    0.50%      0.33%        15.04%
        Remaining contract
        charges                        2,463,922      --             2,837,570    --        --           --
AIM V.I. PREMIER EQUITY FUND
  2005  Lowest contract charges          106,882     1.083507          115,807    0.83%      3.37%         8.74%
        Highest contract charges         100,443     1.030760          103,533    2.54%      0.84%         3.00%
        Remaining contract
        charges                      302,807,641      --           318,526,767    --        --           --
  2004  Lowest contract charges          468,054     1.047934          490,489    0.95%      0.54%         4.77%
        Highest contract charges          97,266     1.000777           97,342    2.48%      1.65%         3.11%
        Remaining contract
        charges                      199,631,274      --           202,599,645    --        --           --
  2003  Lowest contract charges          367,682     1.000201          367,756    0.95%      0.33%        23.90%
        Highest contract charges       1,363,091     0.970604        1,323,022    2.39%      0.33%        22.12%
        Remaining contract
        charges                       72,720,183      --            71,223,500    --        --           --
  2002  Lowest contract charges          314,018     0.807282          253,501    0.94%      0.66%       (30.92)%
        Highest contract charges         629,173     0.794823          500,081    0.97%      0.99%        (5.89)%
        Remaining contract
        charges                       24,086,526      --            19,245,147    --        --           --
  2001  Lowest contract charges           10,383     1.168599           12,133    0.24%      0.24%        16.86%
        Highest contract charges         160,597     1.165014          187,097    0.48%      0.22%        16.50%
        Remaining contract
        charges                        1,369,894      --             1,598,014    --        --           --
AIM V.I. SMALL CAP EQUITY FUND
  2005  Lowest contract charges            1,058    12.475035           13,199    0.83%     --            15.28%
        Highest contract charges           2,538    12.101844           30,717    2.48%     --             5.39%
        Remaining contract
        charges                        2,482,451      --            30,424,225    --        --           --
  2004  Lowest contract charges            7,059    11.703215           82,611    0.94%      0.01%         8.37%
        Highest contract charges          28,440    11.488515          326,730    2.46%      0.01%         6.71%
        Remaining contract
        charges                        1,640,742      --            18,970,224    --        --           --
  2003  Lowest contract charges              622    10.799031            6,716    0.19%      0.01%         7.99%
        Highest contract charges          14,360    10.767619          154,621    0.45%      0.05%         7.68%
        Remaining contract
        charges                          102,491      --             1,104,648    --        --           --
AIM V.I. LARGE CAP GROWTH FUND
  2005  Lowest contract charges            1,438    10.809125           15,543    0.82%     --            14.21%
        Highest contract charges             462    10.656209            4,927    2.30%     --            12.93%
        Remaining contract
        charges                          278,450      --             2,980,691    --        --           --

_____________________________________ SA-95 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                                                         INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -------------  ------------  --------------  -------  ----------  -----------
AMERICAN FUNDS ASSET ALLOCATION FUND
  2005  Lowest contract charges           10,469   $12.793383   $      133,928    0.55%      2.24%         8.54%
        Highest contract charges           8,647    11.578387          100,122    2.51%      3.69%         6.39%
        Remaining contract
        charges                      136,070,664      --         1,619,070,299    --        --           --
  2004  Lowest contract charges           10,465    11.786704          123,350    0.55%      2.11%         7.75%
        Highest contract charges           1,641    10.882712           17,854    2.52%      3.02%         5.61%
        Remaining contract
        charges                      125,182,467      --         1,386,250,608    --        --           --
  2003  Lowest contract charges            8,998    10.939269           98,427    0.55%      2.39%        21.07%
        Highest contract charges         491,001    10.304308        5,059,430    2.39%      2.97%        18.86%
        Remaining contract
        charges                       89,897,670      --           934,005,453    --        --           --
  2002  Lowest contract charges            7,982     9.035216           72,118    0.55%      6.24%       (12.86)%
        Highest contract charges         136,236     8.669566        1,181,103    0.99%      5.54%        (4.03)%
        Remaining contract
        charges                       38,788,697      --           336,468,185    --        --           --
  2001  Lowest contract charges          671,535    10.854660        7,289,285    0.93%      3.19%        (0.44)%
        Highest contract charges         316,688    10.114163        3,203,032    1.81%      2.16%        (3.46)%
        Remaining contract
        charges                       12,518,997      --           125,210,083    --        --           --
AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH FUND
  2005  Lowest contract charges           14,032     1.092544           15,330    0.55%      0.99%         6.65%
        Highest contract charges         187,591     1.006214          188,757    2.52%      0.66%         4.54%
        Remaining contract
        charges                    1,190,478,997      --         1,230,927,940    --        --           --
  2004  Lowest contract charges           14,037     1.024433           14,380    0.55%      0.70%         9.14%
        Highest contract charges          36,346     0.962536           34,985    2.52%      0.84%         6.98%
        Remaining contract
        charges                    1,131,890,853      --         1,110,725,400    --        --           --
  2003  Lowest contract charges           35,666     0.938623           33,477    0.55%     --            30.01%
        Highest contract charges       6,852,958     0.899720        6,165,744    2.39%     --            27.63%
        Remaining contract
        charges                      846,995,529      --           771,349,895    --        --           --
  2002  Lowest contract charges           21,623     0.721964           15,611    0.54%      6.82%       (23.49)%
        Highest contract charges       1,962,836     0.704939        1,383,679    0.99%      2.57%        (6.71)%
        Remaining contract
        charges                      323,479,326      --           229,687,333    --        --           --
  2001  Lowest contract charges        1,565,419     0.941805        1,474,319    0.44%      0.99%        (5.82)%
        Highest contract charges       1,591,847     0.936725        1,491,123    0.96%      0.83%        (6.33)%
        Remaining contract
        charges                       47,247,814      --            44,356,840    --        --           --
AMERICAN FUNDS BOND FUND
  2005  Lowest contract charges            2,141    13.547855           29,012    0.55%      3.79%         1.03%
        Highest contract charges          19,542    12.211532          238,633    2.53%      3.41%        (0.97)%
        Remaining contract
        charges                       77,793,401      --           998,579,557    --        --           --
  2004  Lowest contract charges            2,141    13.409593           28,716    0.55%      3.57%         5.14%
        Highest contract charges           7,194    12.331092           88,704    2.52%      3.53%         3.06%
        Remaining contract
        charges                       72,017,916      --           926,234,643    --        --           --
  2003  Lowest contract charges            2,141    12.754482           27,313    0.55%      3.90%        12.18%
        Highest contract charges         474,929    11.965616        5,682,815    2.39%      3.74%        10.12%
        Remaining contract
        charges                       58,397,494      --           723,795,515    --        --           --
  2002  Lowest contract charges            2,633    11.369657           29,936    0.55%     --             3.48%
        Highest contract charges         107,500    10.865552        1,168,044    0.98%     --             6.62%
        Remaining contract
        charges                       30,724,120      --           345,099,638    --        --           --
  2001  Lowest contract charges          315,987    11.380863        3,596,208    0.92%      4.41%         7.12%
        Highest contract charges         470,397    10.674933        5,021,455    1.83%      3.65%         3.18%
        Remaining contract
        charges                       11,187,638      --           123,112,511    --        --           --

_____________________________________ SA-96 ____________________________________

                                                                                         INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -------------  ------------  --------------  -------  ----------  -----------
AMERICAN FUNDS GLOBAL GROWTH FUND
  2005  Lowest contract charges            3,327   $12.151586   $       40,432    0.55%      0.67%        13.45%
        Highest contract charges           7,732     9.092566           70,308    2.53%      0.52%        11.20%
        Remaining contract
        charges                       47,916,919      --           565,434,947    --        --           --
  2004  Lowest contract charges            3,328    10.711021           35,645    0.55%      0.44%        12.86%
        Highest contract charges           5,074     8.176466           41,484    2.52%      0.52%        10.63%
        Remaining contract
        charges                       42,232,422      --           443,900,130    --        --           --
  2003  Lowest contract charges            3,984     9.490163           37,812    0.55%      0.49%        34.53%
        Highest contract charges         258,056     8.056988        2,079,153    2.39%      0.43%        32.07%
        Remaining contract
        charges                       30,808,949      --           291,078,416    --        --           --
  2002  Lowest contract charges            2,197     7.054145           15,498    0.54%     --           (15.11)%
        Highest contract charges          65,772     6.100532          401,246    0.98%     --             0.96%
        Remaining contract
        charges                       17,469,240      --           127,537,499    --        --           --
  2001  Lowest contract charges          500,267     9.380782        4,692,897    0.93%      0.71%       (15.03)%
        Highest contract charges         202,317     7.305593        1,478,049    1.84%      0.58%       (20.45)%
        Remaining contract
        charges                       10,339,844      --            92,468,473    --        --           --
AMERICAN FUNDS GROWTH FUND
  2005  Lowest contract charges            8,525    10.606836           90,419    0.55%      0.70%        15.55%
        Highest contract charges          65,623     8.861284          581,508    2.53%      0.92%        13.27%
        Remaining contract
        charges                      320,689,791      --         3,557,161,722    --        --           --
  2004  Lowest contract charges            9,193     9.179128           84,386    0.55%      0.18%        11.88%
        Highest contract charges          32,993     7.823331          258,116    2.53%      0.28%         9.67%
        Remaining contract
        charges                      292,097,787      --         2,824,395,891    --        --           --
  2003  Lowest contract charges            9,172     8.204458           75,251    0.55%      0.13%        36.06%
        Highest contract charges       1,569,124     7.107056       11,151,851    2.38%      0.15%        33.57%
        Remaining contract
        charges                      215,191,705      --         1,876,242,213    --        --           --
  2002  Lowest contract charges            5,263     6.030169           31,735    0.55%      0.05%       (24.87)%
        Highest contract charges         378,843     5.320989        2,015,818    0.98%      0.08%        (0.10)%
        Remaining contract
        charges                       98,943,957      --           669,317,440    --        --           --
  2001  Lowest contract charges        1,640,369    10.793870       17,705,934    0.93%      0.45%       (18.93)%
        Highest contract charges       1,934,824     7.200112       13,930,953    1.83%      0.42%       (24.41)%
        Remaining contract
        charges                       49,060,494      --           467,570,160    --        --           --
AMERICAN FUNDS GROWTH-INCOME FUND
  2005  Lowest contract charges           14,103    13.131137          185,184    0.55%      1.34%         5.25%
        Highest contract charges          56,514    12.075123          682,419    2.52%      2.16%         3.17%
        Remaining contract
        charges                      299,358,925      --         3,684,213,947    --        --           --
  2004  Lowest contract charges           14,880    12.475956          185,646    0.55%      0.89%         9.77%
        Highest contract charges          22,931    11.704328          268,390    2.52%      1.44%         7.60%
        Remaining contract
        charges                      268,887,815      --         3,177,391,559    --        --           --
  2003  Lowest contract charges           13,123    11.365643          149,154    0.55%      1.20%        31.70%
        Highest contract charges       1,124,389    10.721995       12,055,696    2.38%      1.36%        29.29%
        Remaining contract
        charges                      198,046,354      --         2,155,493,450    --        --           --
  2002  Lowest contract charges            8,695     8.629956           75,040    0.55%      2.28%       (18.79)%
        Highest contract charges         282,187     8.293041        2,340,189    0.99%      2.27%        (3.56)%
        Remaining contract
        charges                      104,834,298      --           876,349,353    --        --           --
  2001  Lowest contract charges        2,517,626    11.588474       29,175,441    0.93%      1.74%         1.59%
        Highest contract charges       1,361,993    10.381852       14,140,008    1.83%      1.50%        (3.38)%
        Remaining contract
        charges                       54,768,012      --           565,980,593    --        --           --

_____________________________________ SA-97 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                                                         INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -------------  ------------  --------------  -------  ----------  -----------
AMERICAN FUNDS INTERNATIONAL FUND
  2005  Lowest contract charges            3,909   $12.559161   $       49,090    0.55%      1.51%        20.84%
        Highest contract charges          12,018     9.326581          112,088    2.54%      1.52%        18.45%
        Remaining contract
        charges                       70,327,617      --           854,725,953    --        --           --
  2004  Lowest contract charges            4,397    10.393491           45,696    0.55%      1.34%        18.66%
        Highest contract charges          10,641     7.874120           83,791    2.51%      2.43%        16.32%
        Remaining contract
        charges                       58,012,272      --           590,047,576    --        --           --
  2003  Lowest contract charges            4,397     8.758771           38,515    0.55%      1.59%        34.11%
        Highest contract charges         328,812     7.405010        2,434,853    2.38%      1.99%        31.66%
        Remaining contract
        charges                       35,593,956      --           312,294,184    --        --           --
  2002  Lowest contract charges            2,406     6.530906           15,710    0.54%      5.58%       (15.31)%
        Highest contract charges          58,538     5.624453          329,242    0.99%      2.52%        (3.00)%
        Remaining contract
        charges                       20,968,615      --           143,842,957    --        --           --
  2001  Lowest contract charges          373,239     8.453967        3,155,354    0.93%      0.86%       (20.65)%
        Highest contract charges         273,741     6.751649        1,848,204    1.83%      0.80%       (24.16)%
        Remaining contract
        charges                       12,873,704      --           108,674,627    --        --           --
AMERICAN FUNDS NEW WORLD FUND
  2005  Lowest contract charges            2,642    17.637753           46,593    0.55%      1.21%        20.08%
        Highest contract charges             890    15.193093           13,522    2.52%      0.21%        17.70%
        Remaining contract
        charges                       13,811,260      --           224,349,908    --        --           --
  2004  Lowest contract charges            2,978    14.688942           43,742    0.55%      1.98%        18.15%
        Highest contract charges              65    12.908373              840    2.52%     --            15.81%
        Remaining contract
        charges                        9,311,198      --           127,484,428    --        --           --
  2003  Lowest contract charges            2,978    12.432788           37,024    0.55%      1.88%        38.41%
        Highest contract charges          23,564    11.146365          262,655    2.39%      1.93%        35.88%
        Remaining contract
        charges                        6,166,812      --            72,567,224    --        --           --
  2002  Lowest contract charges            1,746     8.982404           15,687    0.54%     --            (6.18)%
        Highest contract charges           7,530     8.203153           61,768    0.99%     --            (0.32)%
        Remaining contract
        charges                        3,721,118      --            32,275,721    --        --           --
  2001  Lowest contract charges          127,490    10.034141        1,279,256    0.94%      0.19%        (5.10)%
        Highest contract charges          30,081     8.888964          267,385    1.84%      0.18%       (10.45)%
        Remaining contract
        charges                        2,318,090      --            21,808,199    --        --           --
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND
  2005  Lowest contract charges           82,700    16.376893        1,354,370    0.83%      0.33%        24.21%
        Highest contract charges           1,303    12.083008           15,738    2.54%      0.52%        22.20%
        Remaining contract
        charges                       25,832,873      --           384,172,768    --        --           --
  2004  Lowest contract charges          471,158    13.406321        6,316,499    0.95%     --            19.74%
        Highest contract charges             365     9.888098            3,606    2.53%     --            17.84%
        Remaining contract
        charges                       20,236,417      --           243,974,997    --        --           --
  2003  Lowest contract charges          316,816    11.196332        3,547,180    0.95%      0.59%        52.08%
        Highest contract charges         105,773     8.501150          899,196    2.38%      0.51%        49.89%
        Remaining contract
        charges                       13,325,715      --           135,972,551    --        --           --
  2002  Lowest contract charges          198,360     7.362261        1,460,376    0.95%      0.71%       (19.82)%
        Highest contract charges          17,086     5.671489           96,901    0.98%     --            (5.41)%
        Remaining contract
        charges                        6,730,296      --            47,420,818    --        --           --
  2001  Lowest contract charges          138,117     9.181961        1,268,189    0.94%      0.90%       (13.68)%
        Highest contract charges         106,118     7.162167          760,034    1.82%      0.49%       (18.16)%
        Remaining contract
        charges                        4,228,330      --            38,964,673    --        --           --

_____________________________________ SA-98 ____________________________________

                                                                                         INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -------------  ------------  --------------  -------  ----------  -----------
FRANKLIN RISING DIVIDENDS SECURITIES FUND
  2005  Lowest contract charges          295,756   $13.581424   $    4,016,791    0.83%      0.18%         5.93%
        Highest contract charges          16,010    13.111329          209,916    2.48%     --             0.82%
        Remaining contract
        charges                       40,415,782      --           538,698,169    --        --           --
  2004  Lowest contract charges          550,441    13.343129        7,344,611    0.94%      0.57%         9.95%
        Highest contract charges         581,258    13.010868        7,562,677    2.47%      0.59%         8.26%
        Remaining contract
        charges                       25,896,626      --           339,993,076    --        --           --
  2003  Lowest contract charges           58,295    12.135710          707,455    0.63%      0.12%        21.36%
        Highest contract charges          16,619    12.018369          199,732    1.60%      0.44%        20.18%
        Remaining contract
        charges                        7,202,430      --            86,861,474    --        --           --
FRANKLIN INCOME SECURITIES FUND
  2005  Lowest contract charges            1,455    13.933173           20,273    0.55%      3.89%         1.05%
        Highest contract charges          22,353    12.991094          290,384    2.47%      2.41%        (0.95)%
        Remaining contract
        charges                      104,320,354      --         1,383,599,497    --        --           --
  2004  Lowest contract charges          863,574    13.642332       11,781,159    0.94%      2.87%        12.78%
        Highest contract charges         861,993    13.122761       11,311,726    2.48%      2.81%        11.05%
        Remaining contract
        charges                       65,655,124      --           872,856,079    --        --           --
  2003  Lowest contract charges          176,401    12.096560        2,133,848    0.94%      4.46%        30.47%
        Highest contract charges         145,929    11.817583        1,724,527    2.38%      5.57%        28.60%
        Remaining contract
        charges                       31,101,309      --           370,332,263    --        --           --
  2002  Lowest contract charges           15,233     9.271245          141,233    0.63%      1.00%        (7.29)%
        Highest contract charges          19,877     9.189550          182,661    0.98%     --             4.80%
        Remaining contract
        charges                        3,545,666      --            32,684,369    --        --           --
FRANKLIN LARGE CAP GROWTH SECURITIES FUND
  2005  Lowest contract charges           27,069    11.074918          299,782    0.83%     --             4.27%
        Highest contract charges           3,130    10.583797           33,128    2.52%      0.46%        (1.49)%
        Remaining contract
        charges                       14,725,042      --           158,900,875    --        --           --
  2004  Lowest contract charges           26,893    11.174616          300,520    0.94%      0.46%         6.91%
        Highest contract charges           1,209    10.743408           12,994    2.48%      0.23%         5.22%
        Remaining contract
        charges                        9,246,790      --           100,640,664    --        --           --
  2003  Lowest contract charges            5,317    10.452055           55,576    0.95%      0.79%        25.75%
        Highest contract charges          21,282    10.210816          217,310    2.39%      0.78%        23.94%
        Remaining contract
        charges                        2,553,237      --            26,271,482    --        --           --
  2002  Lowest contract charges            1,945     8.312007           16,164    0.62%     --           (16.88)%
        Highest contract charges           4,895     8.238626           40,326    0.98%     --            (4.31)%
        Remaining contract
        charges                          368,402      --             3,043,572    --        --           --

_____________________________________ SA-99 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                                                         INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -------------  ------------  --------------  -------  ----------  -----------
FRANKLIN REAL ESTATE FUND
  2005  Lowest contract charges           31,171   $28.226888   $      879,850    0.95%      1.40%        12.40%
        Highest contract charges             504    20.824893           10,496    2.51%     --            10.62%
        Remaining contract
        charges                        1,660,419      --            38,158,886    --        --           --
  2004  Lowest contract charges           32,236    25.112355          809,528    0.95%      1.93%        30.56%
        Highest contract charges          12,414    18.854076          234,060    2.39%      1.96%        28.68%
        Remaining contract
        charges                        1,975,381      --            40,655,416    --        --           --
  2003  Lowest contract charges           35,846    19.234925          689,501    0.95%      2.47%        34.47%
        Highest contract charges           5,926    14.652183           86,832    2.37%      2.54%        32.53%
        Remaining contract
        charges                        2,213,016      --            35,058,059    --        --           --
  2002  Lowest contract charges           34,116    14.304701          488,024    0.95%      2.92%         1.11%
        Highest contract charges           1,330    11.055515           14,707    0.90%     --            (5.19)%
        Remaining contract
        charges                        2,451,809      --            29,075,207    --        --           --
  2001  Lowest contract charges           21,727    14.148124          307,392    0.93%      3.56%         6.86%
        Highest contract charges          50,725    11.071713          561,612    1.82%      2.88%         3.89%
        Remaining contract
        charges                        1,381,829      --            16,391,858    --        --           --
FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND
  2005  Lowest contract charges           44,613    12.120647          540,744    0.83%     --            15.29%
        Highest contract charges          12,357     6.959172           85,996    2.54%     --             2.15%
        Remaining contract
        charges                       36,883,532      --           346,380,306    --        --           --
  2004  Lowest contract charges          199,676    11.869463        2,370,052    0.95%     --            10.42%
        Highest contract charges           9,454     6.812757           64,408    2.53%     --             8.67%
        Remaining contract
        charges                       38,719,405      --           350,044,426    --        --           --
  2003  Lowest contract charges          178,290    10.749301        1,916,495    0.95%     --            35.95%
        Highest contract charges         478,168     6.297494        3,011,262    2.38%     --            34.00%
        Remaining contract
        charges                       32,031,044      --           262,786,535    --        --           --
  2002  Lowest contract charges          152,006     7.906886        1,201,895    0.95%      0.24%       (29.36)%
        Highest contract charges          71,148     2.413280          171,699    0.98%     --            (5.13)%
        Remaining contract
        charges                       16,213,692      --            89,439,857    --        --           --
  2001  Lowest contract charges          105,522    11.193018        1,181,107    0.94%      0.38%       (16.05)%
        Highest contract charges          41,011     4.397814          180,358    1.87%     --           (41.11)%
        Remaining contract
        charges                        7,874,947      --            68,451,027    --        --           --
FRANKLIN STRATEGIC INCOME SECURITIES FUND
  2005  Lowest contract charges          150,979    14.972815        2,260,587    0.83%      1.02%         2.59%
        Highest contract charges           9,980    13.402661          133,754    2.50%      2.12%        (0.83)%
        Remaining contract
        charges                       35,257,734      --           492,887,724    --        --           --
  2004  Lowest contract charges          366,668    15.102795        5,537,709    0.95%      3.12%         8.97%
        Highest contract charges           1,721    13.514956           23,264    2.50%      1.66%         7.25%
        Remaining contract
        charges                       26,903,181      --           376,103,302    --        --           --
  2003  Lowest contract charges          219,517    13.859065        3,042,300    0.94%      2.51%        19.22%
        Highest contract charges         174,848    12.519934        2,189,091    2.39%      2.82%        17.50%
        Remaining contract
        charges                       19,209,229      --           248,585,991    --        --           --
  2002  Lowest contract charges           58,180    11.624901          676,336    0.95%      0.04%         4.12%
        Highest contract charges          29,719    10.654942          316,652    0.98%     --             7.84%
        Remaining contract
        charges                        6,501,895      --            71,699,885    --        --           --
  2001  Lowest contract charges           23,723    11.164587          264,858    0.93%      7.72%         3.52%
        Highest contract charges          94,388    10.361373          977,987    1.82%     10.26%        (1.15)%
        Remaining contract
        charges                        2,823,583      --            30,262,131    --        --           --

____________________________________ SA-100 ____________________________________

                                                                                         INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -------------  ------------  --------------  -------  ----------  -----------
FRANKLIN FLEX CAP GROWTH SECURITIES FUND
  2005  Lowest contract charges           28,326   $10.524182   $      298,107    0.83%      0.29%        11.76%
        Highest contract charges          37,449    10.380183          388,732    2.46%      0.23%        10.55%
        Remaining contract
        charges                        1,411,380      --            14,725,202    --        --           --
FRANKLIN LARGE CAP VALUE SECURITIES FUND
  2005  Lowest contract charges           29,922    10.357740          309,923    0.82%      2.27%         6.61%
        Highest contract charges          14,570    10.215971          148,845    2.44%      2.19%         5.44%
        Remaining contract
        charges                          481,637      --             4,949,665    --        --           --
MUTUAL SHARES SECURITIES FUND
  2005  Lowest contract charges            1,273    15.111786           19,239    0.55%      0.88%         9.95%
        Highest contract charges          26,740    14.257743          381,253    2.53%      0.88%         7.77%
        Remaining contract
        charges                       90,680,042      --         1,313,048,173    --        --           --
  2004  Lowest contract charges            1,316    13.744675           18,091    0.55%      0.77%        12.01%
        Highest contract charges          20,101    13.229769          265,933    2.52%      0.50%         9.80%
        Remaining contract
        charges                       73,985,912      --           983,776,433    --        --           --
  2003  Lowest contract charges            1,366    12.270479           16,757    0.55%      1.01%        24.46%
        Highest contract charges         422,809    11.592760        4,901,518    2.39%      1.08%        22.18%
        Remaining contract
        charges                       51,450,646      --           617,781,417    --        --           --
  2002  Lowest contract charges            1,628     9.858825           16,055    0.55%      0.92%       (12.30)%
        Highest contract charges         119,782     9.488086        1,136,500    0.98%     --            (2.94)%
        Remaining contract
        charges                       24,356,092      --           239,308,956    --        --           --
  2001  Lowest contract charges          151,349    12.870679        1,947,968    0.92%      1.53%         6.03%
        Highest contract charges         455,876    10.997991        5,013,724    1.83%      1.43%        (0.09)%
        Remaining contract
        charges                        8,665,660      --            98,474,887    --        --           --
TEMPLETON DEVELOPING MARKETS SECURITIES FUND
  2005  Lowest contract charges           13,107    18.811427          246,563    0.83%      0.20%        27.62%
        Highest contract charges           1,887    16.529708           31,194    2.53%      0.65%        24.54%
        Remaining contract
        charges                        8,892,773      --           152,409,610    --        --           --
  2004  Lowest contract charges           48,759    15.109178          736,710    0.95%      1.78%        23.65%
        Highest contract charges             594    13.272221            7,881    2.52%     --            21.69%
        Remaining contract
        charges                        5,274,548      --            72,232,825    --        --           --
  2003  Lowest contract charges           28,735    12.218910          351,112    0.95%      1.23%        52.29%
        Highest contract charges          16,178    12.302650          199,029    2.39%      1.31%        50.10%
        Remaining contract
        charges                        3,195,896      --            35,452,792    --        --           --
  2002  Lowest contract charges           20,156     8.023648          161,722    0.95%      1.52%        (0.91)%
        Highest contract charges           1,558     8.196406           12,773    0.98%     --            (0.79)%
        Remaining contract
        charges                        1,372,982      --             9,816,430    --        --           --
  2001  Lowest contract charges           16,135     8.097194          130,649    0.94%      1.04%        (8.95)%
        Highest contract charges           4,564     8.375416           38,229    1.84%      0.53%       (16.92)%
        Remaining contract
        charges                          751,645      --             5,328,623    --        --           --

____________________________________ SA-101 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                                                         INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -------------  ------------  --------------  -------  ----------  -----------
TEMPLETON FOREIGN SECURITIES FUND
  2005  Lowest contract charges           95,831   $12.154452   $    1,164,773    0.83%      0.22%        12.21%
        Highest contract charges          10,268    10.603352          108,873    2.54%      1.28%         7.40%
        Remaining contract
        charges                       46,989,912      --           522,348,665    --        --           --
  2004  Lowest contract charges          253,723    11.321045        2,872,413    0.95%      0.97%        17.41%
        Highest contract charges           8,289     9.873173           81,842    2.50%      0.27%        15.55%
        Remaining contract
        charges                       34,440,721      --           353,186,213    --        --           --
  2003  Lowest contract charges          124,710     9.642470        1,202,509    0.95%      1.62%        30.96%
        Highest contract charges         124,575     8.544872        1,064,480    2.39%      1.70%        29.08%
        Remaining contract
        charges                       12,246,457      --           107,646,951    --        --           --
  2002  Lowest contract charges              393     7.053785            2,770    0.54%      1.40%       (19.01)%
        Highest contract charges          26,897     6.619804          178,052    0.98%     --            (9.11)%
        Remaining contract
        charges                        4,223,769      --            28,895,258    --        --           --
  2001  Lowest contract charges           53,890     9.127253          491,865    0.94%      2.96%       (16.79)%
        Highest contract charges          74,344     8.309420          617,758    1.84%      2.36%       (17.30)%
        Remaining contract
        charges                        1,920,244      --            16,532,973    --        --           --
TEMPLETON GLOBAL ASSET ALLOCATION FUND
  2005  Lowest contract charges           52,513    14.405588          756,480    0.95%      3.79%         2.58%
        Highest contract charges           2,357    12.980266           30,598    2.34%      3.52%         1.15%
        Remaining contract
        charges                        1,020,278      --            13,598,452    --        --           --
  2004  Lowest contract charges           65,767    14.043980          923,633    0.95%      2.78%        14.63%
        Highest contract charges           2,738    12.832838           35,141    2.33%      2.60%        13.03%
        Remaining contract
        charges                        1,123,966      --            14,680,562    --        --           --
  2003  Lowest contract charges           75,891    12.252158          929,831    0.95%      2.59%        30.71%
        Highest contract charges             367    11.353314            4,161    2.26%     --            28.89%
        Remaining contract
        charges                        1,219,639      --            14,004,942    --        --           --
  2002  Lowest contract charges              209     8.806348            1,844    0.56%     --            (4.91)%
        Highest contract charges          14,023     8.359016          117,216    2.05%      2.26%        (6.33)%
        Remaining contract
        charges                        1,406,658      --            12,484,288    --        --           --
  2001  Lowest contract charges           65,893     9.897515          652,177    0.94%      1.20%       (10.80)%
        Highest contract charges           6,904     8.923796           61,609    1.84%      1.20%       (11.91)%
        Remaining contract
        charges                        1,252,943      --            11,824,201    --        --           --
TEMPLETON GROWTH SECURITIES FUND
  2005  Lowest contract charges          327,924    14.262017        4,676,861    0.83%      0.19%         9.79%
        Highest contract charges          19,939    12.235707          243,969    2.50%      1.10%         6.12%
        Remaining contract
        charges                       51,883,575      --           670,295,196    --        --           --
  2004  Lowest contract charges          333,523    13.443331        4,483,660    0.95%      1.08%        14.93%
        Highest contract charges         779,824    11.535531        8,995,682    2.45%      0.79%        13.16%
        Remaining contract
        charges                       32,731,295      --           395,432,347    --        --           --
  2003  Lowest contract charges          112,053    11.697022        1,310,692    0.95%      1.58%        30.89%
        Highest contract charges          95,900    10.427189          999,965    2.39%      1.62%        29.01%
        Remaining contract
        charges                       16,723,197      --           177,479,980    --        --           --
  2002  Lowest contract charges           71,534     8.936732          639,280    0.95%      2.27%       (19.26)%
        Highest contract charges          21,499     8.082787          173,774    0.97%     --            (8.94)%
        Remaining contract
        charges                        5,678,117      --            46,618,950    --        --           --
  2001  Lowest contract charges           37,561    11.068585          415,749    0.93%      1.80%        (2.25)%
        Highest contract charges          90,513    10.136741          917,508    1.82%      1.48%        (3.86)%
        Remaining contract
        charges                        2,091,965      --            21,503,260    --        --           --

____________________________________ SA-102 ____________________________________

                                                                                         INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -------------  ------------  --------------  -------  ----------  -----------
MUTUAL DISCOVERY SECURITIES FUND
  2005  Lowest contract charges            1,392   $16.943447   $       23,589    0.55%      1.32%        15.33%
        Highest contract charges          21,916    16.078683          352,384    2.49%      0.97%        13.05%
        Remaining contract
        charges                       16,703,338      --           272,994,516    --        --           --
  2004  Lowest contract charges            1,052    14.691110           15,450    0.54%      1.26%        17.55%
        Highest contract charges         220,966    14.229936        3,144,325    2.43%      0.47%        15.28%
        Remaining contract
        charges                        7,107,621      --           102,058,758    --        --           --
  2003  Lowest contract charges            2,096    12.464859           26,124    0.63%      0.70%        24.65%
        Highest contract charges           4,506    12.344283           55,625    1.60%      0.30%        23.44%
        Remaining contract
        charges                        2,002,336      --            24,800,147    --        --           --
HARTFORD MONEY MARKET HLS FUND
  2005  Lowest contract charges          452,963     1.097140          496,964    0.83%      3.34%         1.54%
        Highest contract charges          44,659     0.990846           44,250    2.52%      2.94%         0.26%
        Remaining contract
        charges                      256,059,371      --           266,952,857    --        --           --
  2004  Lowest contract charges          550,277     1.094675          602,374    0.96%      0.97%        (0.01)%
        Highest contract charges          21,189     0.988311           20,941    2.47%      1.43%        (1.60)%
        Remaining contract
        charges                      215,522,157      --           223,216,098    --        --           --
  2003  Lowest contract charges        1,099,599     1.094789        1,203,829    0.95%      0.77%        (0.20)%
        Highest contract charges       1,686,673     1.004366        1,694,037    2.38%      0.70%        (1.64)%
        Remaining contract
        charges                      227,158,892      --           237,434,215    --        --           --
  2002  Lowest contract charges        1,744,712     1.097024        1,913,991    0.95%      1.37%         0.51%
        Highest contract charges         434,311     1.021128          443,487    0.98%      0.47%        (0.48)%
        Remaining contract
        charges                      268,192,415      --           286,104,804    --        --           --
  2001  Lowest contract charges          695,479     1.091492          759,110    0.92%      3.12%         2.89%
        Highest contract charges       2,288,157     1.028730        2,353,896    1.82%      2.47%         1.45%
        Remaining contract
        charges                      115,403,407      --           123,472,307    --        --           --
MFS CAPITAL OPPORTUNITIES SERIES
  2005  Lowest contract charges          203,763     9.217904        1,878,265    0.95%      0.76%         0.72%
        Highest contract charges          17,671     6.098386          107,764    2.49%      0.76%        (0.83)%
        Remaining contract
        charges                        6,982,738      --            52,925,741    --        --           --
  2004  Lowest contract charges          217,101     9.151640        1,986,831    0.95%      0.35%        11.40%
        Highest contract charges           6,115     6.149111           37,600    2.49%      0.46%         9.69%
        Remaining contract
        charges                        8,500,566      --            64,305,183    --        --           --
  2003  Lowest contract charges          191,756     8.215084        1,575,292    0.95%      0.23%        26.18%
        Highest contract charges          44,326     5.630022          249,554    2.39%      0.15%        24.37%
        Remaining contract
        charges                        9,290,932      --            63,566,372    --        --           --
  2002  Lowest contract charges          183,300     6.510383        1,193,356    0.95%      0.05%       (30.36)%
        Highest contract charges          13,523     4.526832           61,218    0.98%     --            (4.12)%
        Remaining contract
        charges                        8,091,613      --            44,980,487    --        --           --
  2001  Lowest contract charges          171,636     9.347977        1,604,451    0.94%      0.01%       (24.21)%
        Highest contract charges         166,470     6.581620        1,095,640    1.83%     --           (30.84)%
        Remaining contract
        charges                        7,935,737      --            65,042,436    --        --           --

____________________________________ SA-103 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                                                         INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -------------  ------------  --------------  -------  ----------  -----------
MFS EMERGING GROWTH SERIES
  2005  Lowest contract charges            2,001   $ 8.187316   $       16,384    0.83%     --            18.67%
        Highest contract charges           2,840     5.165968           14,670    2.53%     --             6.44%
        Remaining contract
        charges                        8,252,471      --            56,616,152    --        --           --
  2004  Lowest contract charges          166,739     7.694402        1,282,957    0.95%     --            11.89%
        Highest contract charges             749     4.853345            3,636    2.53%     --            10.12%
        Remaining contract
        charges                        8,820,166      --            56,173,389    --        --           --
  2003  Lowest contract charges          186,039     6.876662        1,279,328    0.95%     --            29.00%
        Highest contract charges         168,777     4.367772          737,179    2.38%     --            27.14%
        Remaining contract
        charges                        9,165,413      --            52,970,434    --        --           --
  2002  Lowest contract charges          195,835     5.330860        1,043,969    0.95%     --           (34.39)%
        Highest contract charges          13,055     3.435336           44,849    0.97%     --            (5.22)%
        Remaining contract
        charges                        6,747,432      --            31,838,567    --        --           --
  2001  Lowest contract charges          216,012     8.124799        1,755,057    0.94%     --           (34.12)%
        Highest contract charges          71,339     5.301677          378,216    1.84%     --           (31.30)%
        Remaining contract
        charges                        6,876,239      --            51,154,016    --        --           --
MFS GLOBAL EQUITY SERIES
  2005  Lowest contract charges            6,971    13.434136           93,646    0.83%     --            10.31%
        Highest contract charges          39,153    11.056369          432,885    2.51%      0.45%         5.02%
        Remaining contract
        charges                        1,985,943      --            24,018,777    --        --           --
  2004  Lowest contract charges           25,536    12.802636          326,926    0.95%      0.34%        17.16%
        Highest contract charges          61,078    10.528057          643,034    2.48%      0.03%        15.36%
        Remaining contract
        charges                        1,829,028      --            20,841,731    --        --           --
  2003  Lowest contract charges           25,087    10.927292          274,129    0.95%      0.06%        26.64%
        Highest contract charges           8,027     9.126212           73,255    2.38%      0.02%        24.81%
        Remaining contract
        charges                        1,349,232      --            13,210,548    --        --           --
  2002  Lowest contract charges           28,865     8.628994          249,080    0.95%      0.39%       (12.73)%
        Highest contract charges             552     7.311908            4,035    0.98%      0.73%        (1.62)%
        Remaining contract
        charges                          639,716      --             5,021,590    --        --           --
  2001  Lowest contract charges           30,790     9.887155          304,423    0.93%      0.34%       (10.80)%
        Highest contract charges           8,325     8.483277           70,624    1.85%      0.38%       (11.55)%
        Remaining contract
        charges                          446,897      --             4,107,606    --        --           --
MFS HIGH INCOME SERIES
  2005  Lowest contract charges              690    13.430445            9,262    0.56%      6.59%         1.60%
        Highest contract charges           3,307    11.434854           37,817    2.51%      2.82%        (0.42)%
        Remaining contract
        charges                       19,670,408      --           229,294,917    --        --           --
  2004  Lowest contract charges              655    13.219296            8,658    0.54%      4.76%         8.55%
        Highest contract charges             124    11.482449            1,427    2.53%      2.48%         6.40%
        Remaining contract
        charges                       21,270,027      --           247,353,788    --        --           --
  2003  Lowest contract charges              661    12.177952            8,053    0.55%      3.87%        17.31%
        Highest contract charges         147,107    10.791577        1,587,517    2.38%      2.97%        15.16%
        Remaining contract
        charges                       18,874,552      --           205,009,747    --        --           --
  2002  Lowest contract charges              601    10.380940            6,238    0.55%      8.00%         2.00%
        Highest contract charges          14,628     9.370791          137,079    0.97%     --             4.07%
        Remaining contract
        charges                        6,092,651      --            57,252,593    --        --           --
  2001  Lowest contract charges           96,471     9.586514          924,818    0.93%      6.14%         1.11%
        Highest contract charges         221,905     9.339433        2,072,467    1.81%      1.59%        (5.68)%
        Remaining contract
        charges                        2,774,748      --            25,830,725    --        --           --

____________________________________ SA-104 ____________________________________

                                                                                         INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -------------  ------------  --------------  -------  ----------  -----------
MFS INVESTORS GROWTH STOCK SERIES
  2005  Lowest contract charges            6,162   $ 8.393066   $       51,722    0.84%     --            10.49%
        Highest contract charges          88,490     6.156607          544,799    2.49%      0.31%         1.91%
        Remaining contract
        charges                       16,228,510      --           116,165,398    --        --           --
  2004  Lowest contract charges          190,227     8.242582        1,567,963    0.95%     --             8.15%
        Highest contract charges          45,826     6.041268          276,846    2.47%     --             6.49%
        Remaining contract
        charges                       17,380,879      --           120,967,974    --        --           --
  2003  Lowest contract charges          222,636     7.621247        1,696,765    0.95%     --            21.86%
        Highest contract charges          76,918     5.514903          424,197    2.39%     --            20.11%
        Remaining contract
        charges                       16,911,344      --           110,485,936    --        --           --
  2002  Lowest contract charges          213,363     6.254070        1,334,386    0.95%     --           (28.22)%
        Highest contract charges          20,644     4.591619           94,791    0.98%     --            (6.05)%
        Remaining contract
        charges                       11,059,085      --            61,443,092    --        --           --
  2001  Lowest contract charges          200,649     8.712830        1,748,218    0.93%      0.10%       (24.86)%
        Highest contract charges         157,303     6.477239        1,018,890    1.83%      0.05%       (26.91)%
        Remaining contract
        charges                        8,597,570      --            68,459,118    --        --           --
MFS INVESTORS TRUST SERIES
  2005  Lowest contract charges            1,925     9.356527           18,015    0.70%      0.54%         6.57%
        Highest contract charges           9,459     8.536892           80,747    2.53%      0.56%         4.61%
        Remaining contract
        charges                       39,575,017      --           343,234,866    --        --           --
  2004  Lowest contract charges            1,910     8.780130           16,768    0.70%      0.63%        10.58%
        Highest contract charges           5,534     8.160518           45,159    2.49%      0.13%         8.55%
        Remaining contract
        charges                       29,308,221      --           241,278,971    --        --           --
  2003  Lowest contract charges            1,854     7.940149           14,722    0.70%      0.65%        21.30%
        Highest contract charges          62,425     7.359018          459,389    2.38%      0.40%        19.25%
        Remaining contract
        charges                       16,642,168      --           125,681,276    --        --           --
  2002  Lowest contract charges            1,697     6.546115           11,110    0.70%      0.55%       (21.52)%
        Highest contract charges          10,791     6.170923           66,588    0.99%     --            (4.00)%
        Remaining contract
        charges                       10,820,727      --            68,477,461    --        --           --
  2001  Lowest contract charges          369,708     9.173237        3,391,420    0.93%      0.45%       (16.75)%
        Highest contract charges         172,773     7.981347        1,378,962    1.84%      0.14%       (16.81)%
        Remaining contract
        charges                        9,322,874      --            75,598,347    --        --           --
MFS MID CAP GROWTH
  2005  Lowest contract charges            1,557     6.305593            9,818    0.55%     --             2.54%
        Highest contract charges          10,664     6.206393           66,184    2.52%     --             0.51%
        Remaining contract
        charges                       26,905,560      --           163,749,319    --        --           --
  2004  Lowest contract charges            1,539     6.149285            9,465    0.55%     --            13.94%
        Highest contract charges             496     6.174799            3,064    2.55%     --            11.68%
        Remaining contract
        charges                       28,195,561      --           169,889,204    --        --           --
  2003  Lowest contract charges            1,484     5.397197            8,009    0.55%     --            36.28%
        Highest contract charges         371,854     5.529101        2,056,021    2.38%     --            33.78%
        Remaining contract
        charges                       24,049,972      --           129,067,190    --        --           --
  2002  Lowest contract charges            1,641     3.960422            6,497    0.54%     --           (43.51)%
        Highest contract charges          49,808     4.132855          205,848    0.98%     --            (3.57)%
        Remaining contract
        charges                       12,121,163      --            48,263,560    --        --           --
  2001  Lowest contract charges           64,603     6.973714          450,521    0.93%      0.04%       (18.34)%
        Highest contract charges         233,560     7.438139        1,737,250    1.83%      0.02%       (25.31)%
        Remaining contract
        charges                        5,515,676      --            39,301,598    --        --           --

____________________________________ SA-105 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                                                         INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -------------  ------------  --------------  -------  ----------  -----------
MFS NEW DISCOVERY SERIES
  2005  Lowest contract charges            1,133   $ 9.776690   $       11,080    0.55%     --             4.67%
        Highest contract charges           4,645     7.924706           36,808    2.55%     --             2.60%
        Remaining contract
        charges                       21,136,420      --           213,450,409    --        --           --
  2004  Lowest contract charges            1,133     9.340625           10,586    0.55%     --             5.93%
        Highest contract charges          11,227     7.724119           86,715    2.53%     --             3.84%
        Remaining contract
        charges                       16,993,961      --           164,835,481    --        --           --
  2003  Lowest contract charges            1,133     8.817375            9,993    0.55%     --            32.98%
        Highest contract charges         146,875     7.438770        1,092,568    2.39%     --            30.55%
        Remaining contract
        charges                       10,923,964      --           100,400,321    --        --           --
  2002  Lowest contract charges              396     6.609567            2,619    0.67%     --           (32.11)%
        Highest contract charges          53,338     5.698015          303,919    0.99%     --            (3.95)%
        Remaining contract
        charges                        5,454,119      --            40,535,764    --        --           --
  2001  Lowest contract charges           39,518    14.108957          557,555    0.94%     --            (5.93)%
        Highest contract charges          67,688     8.519743          576,684    1.83%     --           (13.28)%
        Remaining contract
        charges                        2,613,784      --            30,876,500    --        --           --
MFS TOTAL RETURN SERIES
  2005  Lowest contract charges            2,274    12.777422           29,052    0.55%      1.99%         2.26%
        Highest contract charges          13,725    12.593284          172,837    2.54%      1.03%         0.23%
        Remaining contract
        charges                       96,547,041      --         1,217,127,318    --        --           --
  2004  Lowest contract charges            2,250    12.495591           28,115    0.55%      2.04%        10.71%
        Highest contract charges          10,033    12.564284          126,057    2.52%      0.29%         8.52%
        Remaining contract
        charges                       80,749,478      --         1,005,949,097    --        --           --
  2003  Lowest contract charges            4,316    11.286721           48,715    0.55%      1.83%        15.69%
        Highest contract charges         327,395    10.861973        3,556,151    2.39%      1.48%        13.57%
        Remaining contract
        charges                       59,585,533      --           678,191,401    --        --           --
  2002  Lowest contract charges            2,586     9.756450           25,234    0.55%      0.82%        (5.69)%
        Highest contract charges         107,462     9.564512        1,027,824    0.98%     --             0.05%
        Remaining contract
        charges                       28,510,511      --           285,426,510    --        --           --
  2001  Lowest contract charges          332,913    11.807401        3,930,837    0.93%      1.48%        (0.70)%
        Highest contract charges         421,648    10.309892        4,347,143    1.83%      0.61%        (1.22)%
        Remaining contract
        charges                       10,739,642      --           115,535,342    --        --           --
MFS VALUE SERIES
  2005  Lowest contract charges           97,847    14.700660        1,438,414    0.83%     --             6.68%
        Highest contract charges           1,072    14.191889           15,213    2.49%     --             3.98%
        Remaining contract
        charges                        5,878,422      --            84,827,586    --        --           --
  2004  Lowest contract charges           43,978    14.004824          615,902    0.94%      0.44%        14.09%
        Highest contract charges          36,502    13.656146          498,477    2.47%      0.26%        12.34%
        Remaining contract
        charges                        3,418,374      --            47,102,002    --        --           --
  2003  Lowest contract charges           11,228    12.275213          137,822    0.63%     --            22.75%
        Highest contract charges          12,764    12.156508          155,161    1.61%     --            21.57%
        Remaining contract
        charges                        1,205,439      --            14,701,082    --        --           --
MFS RESEARCH BOND SERIES
  2005  Lowest contract charges            8,374    10.081408           84,419    0.83%     --             0.91%
        Highest contract charges           6,494     9.946956           64,591    2.46%     --            (0.19)%
        Remaining contract
        charges                          890,879      --             8,906,349    --        --           --

____________________________________ SA-106 ____________________________________

                                                                                         INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -------------  ------------  --------------  -------  ----------  -----------
MFS RESEARCH INTERNATIONAL SERIES
  2005  Lowest contract charges            5,002   $12.025883   $       60,148    0.83%      1.94%        20.03%
        Highest contract charges           5,067    11.893036           60,262    2.44%      1.78%        18.72%
        Remaining contract
        charges                          305,215      --             3,646,446    --        --           --
MFS RESEARCH SERIES
  2005  Lowest contract charges           15,083    10.661651          160,811    0.83%     --            12.46%
        Highest contract charges           8,331    10.515260           87,603    2.43%     --            11.23%
        Remaining contract
        charges                          199,414      --             2,109,871    --        --           --
MECURY GLOBAL GROWTH V.I. FUND
  2005  Lowest contract charges           13,613     9.612095          130,845    1.40%      1.07%        13.47%
        Highest contract charges             830    11.851536            9,841    2.39%      1.21%        12.34%
        Remaining contract
        charges                          101,298      --             1,161,158    --        --           --
  2004  Lowest contract charges           22,753     8.471165          192,741    1.40%      1.51%        13.62%
        Highest contract charges             853    10.549693            9,003    2.39%      1.66%        12.49%
        Remaining contract
        charges                          108,121      --             1,098,279    --        --           --
  2003  Lowest contract charges           27,635     7.455626          206,034    1.40%      1.07%        31.70%
        Highest contract charges             854     9.378222            8,009    2.39%      1.20%        30.39%
        Remaining contract
        charges                           98,302      --               877,122    --        --           --
  2002  Lowest contract charges           29,934     5.660962          169,457    1.40%      0.11%       (28.74)%
        Highest contract charges             769     7.199720            5,534    0.86%      1.48%        (6.73)%
        Remaining contract
        charges                           63,891      --               425,892    --        --           --
  2001  Lowest contract charges           38,021     7.944369          302,053    1.38%      1.13%       (24.11)%
        Highest contract charges           1,323     7.904003           10,456    1.55%      2.60%       (22.54)%
        Remaining contract
        charges                            7,470      --                59,155    --        --           --
MERCURY LARGE CAP GROWTH V.I. FUND
  2005  Lowest contract charges           37,011     9.482120          350,939    1.40%      0.18%         9.10%
        Highest contract charges           9,784    11.213779          109,712    2.39%      0.20%         8.02%
        Remaining contract
        charges                          219,546      --             2,341,484    --        --           --
  2004  Lowest contract charges           41,165     8.690929          357,763    1.40%      0.04%         5.73%
        Highest contract charges           9,146    10.381336           94,951    2.40%      0.24%         4.68%
        Remaining contract
        charges                          243,325      --             2,396,002    --        --           --
  2003  Lowest contract charges           58,799     8.219869          483,316    1.40%      0.62%        32.88%
        Highest contract charges           9,107     9.917343           90,313    2.39%      0.73%        31.56%
        Remaining contract
        charges                          270,478      --             2,507,255    --        --           --
  2002  Lowest contract charges           50,569     6.186138          312,825    1.40%     --           (24.46)%
        Highest contract charges           2,386     7.538539           17,986    0.95%     --            (5.52)%
        Remaining contract
        charges                          127,244      --               871,225    --        --           --
  2001  Lowest contract charges           66,563     8.189183          545,098    1.38%      0.02%       (10.59)%
        Highest contract charges           5,050     8.147579           41,148    1.53%     --           (13.30)%
        Remaining contract
        charges                           41,416      --               338,070    --        --           --

____________________________________ SA-107 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                                                         INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -------------  ------------  --------------  -------  ----------  -----------
JENNISON 20/20 FOCUS PORTFOLIO
  2005  Lowest contract charges          268,222   $ 1.268243   $      340,170    1.70%     --            19.22%
        Highest contract charges          92,945     1.241466          115,388    2.18%     --            18.62%
        Remaining contract
        charges                           92,241      --               115,450    --        --           --
  2004  Lowest contract charges          252,780     1.063806          268,908    1.70%     --            13.43%
        Highest contract charges          83,835     1.046563           87,738    2.19%     --            12.87%
        Remaining contract
        charges                           62,792      --                66,197    --        --           --
  2003  Lowest contract charges          275,927     0.937825          258,772    1.70%     --            26.63%
        Highest contract charges          40,566     0.927249           37,615    2.19%     --            26.00%
        Remaining contract
        charges                           57,663      --                53,710    --        --           --
  2002  Lowest contract charges          286,352     0.740618          212,077    1.70%     --           (23.89)%
        Highest contract charges           8,411     0.735934            6,190    0.91%     --            (3.15)%
        Remaining contract
        charges                           78,641      --                58,010    --        --           --
  2001  Lowest contract charges          295,106     0.973022          287,144    1.38%      0.19%        (2.70)%
        Highest contract charges          10,160     0.970175            9,857    1.67%      0.18%        (2.98)%
        Remaining contract
        charges                           37,969      --                36,882    --        --           --
JENNISON PORTFOLIO
  2005  Lowest contract charges           92,522     0.928754           85,930    1.70%     --            12.10%
        Highest contract charges           9,438     0.906942            8,559    2.24%     --            11.49%
        Remaining contract
        charges                          182,529      --               167,260    --        --           --
  2004  Lowest contract charges          103,873     0.828484           86,057    1.70%      0.04%         7.38%
        Highest contract charges           9,055     0.813488            7,366    2.29%      0.03%         6.79%
        Remaining contract
        charges                          282,331      --               231,669    --        --           --
  2003  Lowest contract charges          133,812     0.771563          103,244    1.70%     --            27.43%
        Highest contract charges          34,808     0.761765           26,516    2.24%     --            26.73%
        Remaining contract
        charges                          819,733      --               628,580    --        --           --
  2002  Lowest contract charges          138,325     0.605502           83,756    1.71%     --           (32.33)%
        Highest contract charges           8,152     0.601114            4,900    0.79%     --            (7.63)%
        Remaining contract
        charges                          825,507      --               497,894    --        --           --
  2001  Lowest contract charges          215,138     0.894763          192,497    1.37%     --           (10.52)%
        Highest contract charges          12,339     0.892140           11,008    1.67%     --           (10.79)%
        Remaining contract
        charges                          545,282      --               487,079    --        --           --
PRUDENTIAL VALUE PORTFOLIO
  2005  Lowest contract charges          182,964     1.171723          214,383    1.70%      0.79%        14.26%
        Highest contract charges          13,142     1.147543           15,081    2.20%      0.89%        13.69%
        Remaining contract
        charges                          181,045      --               209,169    --        --           --
  2004  Lowest contract charges          182,967     1.025520          187,636    1.70%      0.96%        13.88%
        Highest contract charges         170,039     1.009386          171,635    2.20%      0.91%        13.31%
        Remaining contract
        charges                          256,404      --               259,917    --        --           --
  2003  Lowest contract charges          184,611     0.900515          166,245    1.70%      1.04%        25.48%
        Highest contract charges         193,769     0.890789          172,607    2.19%      1.27%        24.86%
        Remaining contract
        charges                          260,387      --               232,508    --        --           --
  2002  Lowest contract charges          187,292     0.717644          134,409    1.70%      1.05%       (23.66)%
        Highest contract charges         100,210     0.713454           71,495    0.90%      2.95%        (3.71)%
        Remaining contract
        charges                          111,357      --                79,491    --        --           --
  2001  Lowest contract charges          190,185     0.940053          178,784    1.11%      0.73%        (6.00)%
        Highest contract charges          14,174     0.939107           13,311    1.16%      0.92%        (6.09)%
        Remaining contract
        charges                         --            --              --          --        --           --

____________________________________ SA-108 ____________________________________

                                                                                         INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -------------  ------------  --------------  -------  ----------  -----------
WELLS FARGO ADVANTAGE ASSET ALLOCATION FUND
  2005  Lowest contract charges           54,002   $ 1.193027   $       64,425    1.35%      2.05%         3.58%
        Highest contract charges          53,092     1.149019           61,004    2.49%      2.07%         2.40%
        Remaining contract
        charges                        1,504,542      --             1,751,936    --        --           --
  2004  Lowest contract charges           57,473     1.151803           66,197    1.35%      2.14%         7.88%
        Highest contract charges          52,184     1.122137           58,558    2.49%      3.08%         6.64%
        Remaining contract
        charges                        1,468,482      --             1,661,161    --        --           --
  2003  Lowest contract charges           34,431     1.067708           36,763    0.52%      0.64%        11.20%
        Highest contract charges           6,843     1.052236            7,201    0.91%      0.87%        10.77%
        Remaining contract
        charges                          398,528      --               421,330    --        --           --
WELLS FARGO ADVANTAGE TOTAL RETURN BOND FUND
  2005  Lowest contract charges          152,202     1.157855          176,228    1.34%      3.68%         0.56%
        Highest contract charges         229,153     1.115105          255,530    2.48%      3.69%        (0.59)%
        Remaining contract
        charges                        4,052,488      --             4,569,738    --        --           --
  2004  Lowest contract charges          109,558     1.151424          126,148    1.33%      3.38%         2.99%
        Highest contract charges         103,365     1.121743          115,949    2.47%      3.39%         1.82%
        Remaining contract
        charges                        3,074,655      --             3,468,812    --        --           --
  2003  Lowest contract charges           47,933     1.111298           53,267    0.63%      1.16%         2.64%
        Highest contract charges         308,509     1.101736          339,895    0.90%      1.22%         2.38%
        Remaining contract
        charges                          524,132      --               578,941    --        --           --
WELLS FARGO ADVANTAGE EQUITY INCOME FUND
  2005  Lowest contract charges           94,335     1.200923          113,289    1.34%      1.60%         3.96%
        Highest contract charges          33,350     1.156619           38,573    2.48%      1.57%         2.77%
        Remaining contract
        charges                        1,731,640      --             2,033,647    --        --           --
  2004  Lowest contract charges           42,053     1.155148           48,578    1.32%      2.47%         9.59%
        Highest contract charges          15,035     1.125397           16,920    2.45%      2.69%         8.34%
        Remaining contract
        charges                          886,895      --             1,004,749    --        --           --
  2003  Lowest contract charges            3,571     1.047810            3,741    0.51%      0.48%        11.70%
        Highest contract charges          78,150     1.038773           81,180    0.89%      1.00%        11.41%
        Remaining contract
        charges                          159,119      --               165,712    --        --           --
WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE FUND
  2005  Lowest contract charges            3,001     1.098040            3,295    1.34%      0.78%         1.72%
        Highest contract charges           4,182     1.057533            4,423    2.47%      0.83%         0.56%
        Remaining contract
        charges                          399,602      --               426,466    --        --           --
  2004  Lowest contract charges            3,008     1.079439            3,247    1.34%      1.67%         9.73%
        Highest contract charges         130,201     1.053230          137,131    2.35%      1.61%         8.64%
        Remaining contract
        charges                          102,555      --               108,377    --        --           --
  2003  Lowest contract charges           31,340     0.971940           30,461    0.77%      1.00%        11.81%
        Highest contract charges         114,717     0.969458          111,213    0.88%      1.10%        11.68%
        Remaining contract
        charges                         --            --              --          --        --           --

____________________________________ SA-109 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                                                         INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -------------  ------------  --------------  -------  ----------  -----------
WELLS FARGO ADVANTAGE LARGE COMPANY CORE FUND
  2005  Lowest contract charges           14,665   $ 0.981243   $       14,390    1.32%      1.29%        (3.55)%
        Highest contract charges          28,713     0.947863           27,216    2.34%      0.57%        (4.51)%
        Remaining contract
        charges                           94,820      --                90,990    --        --           --
  2004  Lowest contract charges           12,310     1.007804           12,406    1.69%     --             6.55%
        Highest contract charges          28,719     0.992631           28,507    2.33%     --             5.86%
        Remaining contract
        charges                           65,555      --                65,554    --        --           --
  2003  Lowest contract charges            2,308     0.945828            2,183    0.56%     --            10.77%
        Highest contract charges           5,317     0.937667            4,986    0.77%     --            10.49%
        Remaining contract
        charges                         --            --              --          --        --           --
WELLS FARGO ADVANTAGE INTERNATIONAL CORE FUND
  2005  Lowest contract charges          111,770     1.217401          136,068    1.34%      2.68%         8.21%
        Highest contract charges          61,698     1.172478           72,340    2.48%      2.63%         6.98%
        Remaining contract
        charges                        1,315,356      --             1,566,275    --        --           --
  2004  Lowest contract charges           50,434     1.125003           56,739    1.32%      0.01%         8.16%
        Highest contract charges          25,606     1.096017           28,064    2.45%      0.31%         6.93%
        Remaining contract
        charges                          485,323      --               535,423    --
  2003  Lowest contract charges            2,520     1.033934            2,605    0.67%     --            20.36%
        Highest contract charges          16,662     1.025020           17,079    0.87%     --            20.05%
        Remaining contract
        charges                           69,417      --                71,338    --
WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH FUND
  2005  Lowest contract charges          142,314     1.059100          150,725    1.34%      0.18%         4.28%
        Highest contract charges          75,336     1.020021           76,844    2.49%      0.18%         3.09%
        Remaining contract
        charges                        3,169,096      --             3,274,004    --        --           --
  2004  Lowest contract charges          104,399     1.015612          106,029    1.33%     --             1.87%
        Highest contract charges          63,388     0.989443           62,719    2.48%     --             0.71%
        Remaining contract
        charges                        2,655,650      --             2,644,771    --        --           --
  2003  Lowest contract charges           20,126     0.991033           19,945    0.65%     --             9.25%
        Highest contract charges         134,488     0.982513          132,136    0.88%     --             8.97%
        Remaining contract
        charges                          482,547      --               475,326    --        --           --
WELLS FARGO ADVANTAGE MONEY MARKET FUND
  2005  Lowest contract charges           40,446     0.996039           40,285    1.34%      2.71%         1.20%
        Highest contract charges          11,651     0.959281           11,177    2.48%      2.71%         0.04%
        Remaining contract
        charges                          946,028      --               923,140    --        --           --
  2004  Lowest contract charges            6,940     0.984231            6,830    1.35%      0.53%        (0.65)%
        Highest contract charges         382,052     0.962494          367,723    2.06%      0.83%        (1.49)%
        Remaining contract
        charges                        1,106,857      --             1,074,235    --        --           --
  2003  Lowest contract charges          339,445     0.978814          332,253    0.76%      0.14%        (0.65)%
        Highest contract charges        --            --              --          --        --           --
        Remaining contract
        charges                         --            --              --          --        --           --

____________________________________ SA-110 ____________________________________

                                                                                         INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -------------  ------------  --------------  -------  ----------  -----------
WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND
  2005  Lowest contract charges          127,662   $ 1.161789   $      148,317    1.34%     --             4.82%
        Highest contract charges          47,882     1.118912           53,576    2.49%     --             3.62%
        Remaining contract
        charges                        1,358,744      --             1,540,827    --        --           --
  2004  Lowest contract charges           73,515     1.108382           81,482    1.33%     --            12.24%
        Highest contract charges          38,102     1.079819           41,143    2.46%     --            10.96%
        Remaining contract
        charges                          821,307      --               892,914    --        --           --
  2003  Lowest contract charges           19,545     0.981616           19,186    0.62%     --            20.05%
        Highest contract charges          43,499     0.973154           42,331    0.88%     --            19.74%
        Remaining contract
        charges                          136,038      --               132,731    --        --           --
WELLS FARGO ADVANTAGE DISCOVERY FUND
  2005  Lowest contract charges              891    11.222685            9,996    1.76%     --             6.69%
        Highest contract charges        --            --              --          --        --           --
        Remaining contract
        charges                         --            --              --          --        --           --
WELLS FARGO ADVANTAGE OPPORTUNITY FUND
  2005  Lowest contract charges              918    10.821546            9,934    1.76%     --             4.81%
        Highest contract charges             376    10.799381            4,056    2.16%     --             4.63%
        Remaining contract
        charges                         --            --              --          --        --           --

  * This represents the annualized contract expenses of the Sub-Account for the year indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units.
 ** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund's manager, divided by the average net assets. These ratios exclude those expenses, such as Mortality and Expense Risk Charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Accounts invest.
*** This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.

  #  Rounded unit values

____________________________________ SA-111 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

Summary of the Account's expense charges, including Mortality and Expense Risk Charges, Administrative Charges, Riders (if applicable) and Annual Maintenance fees assessed. These fees are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

The Company will make certain deductions ranging from 0.40% to 1.55% of the contract's value for mortality and expense risks undertaken by the Company.

These charges are a reduction in unit values.

ADMINISTRATIVE CHARGES:

The Company will make certain deductions ranging from 0.15% to 0.20% of the contract's value for administrative services provided by the Company.

These charges are a reduction in unit values.

RIDERS:

The Company will make certain deductions for various Rider charges, such as Optional Death Benefit Charge, Earnings Protection Benefit Charge, Principal First Charge, Principal First Preferred Charge, MAV/EPB Death Benefit Charge, and MAV 70 Death Benefit Charge. These deductions range from 0.15% to 0.85%.

These charges are a reduction in unit values.

The Company will also make a deduction for The Hartford's Lifetime Income Builder Rider. The Company initially makes a deduction of 0.40%, but has the right to increase this to a maximum charge of 0.75%.

This charge is a redemption of units.

ANNUAL MAINTENANCE FEE:

An annual maintenance fee in the amount of $30 may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

These charges are a redemption of units.

____________________________________ SA-112 ____________________________________
      <MODULE>
      </MODULE>

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

INDEPENDENT AUDITORS' REPORT

FINANCIAL STATEMENTS - STATUTORY BASIS

As of December 31, 2005 and 2004 and for the Years Ended December 31, 2005, 2004 and 2003

SUPPLEMENTAL SCHEDULES

Year Ended December 31, 2005

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                                   CONTENTS

                                                                                                                   Page:
                                                                                                                  --------
Independent Auditors' Report                                                                                         F-2


Financial Statements (Statutory Basis):
     Admitted Assets, Liabilities and Surplus                                                                        F-3
     Statements of Operations                                                                                        F-4
     Statements of Changes in Capital and Surplus                                                                    F-5
     Statements of Cash Flows                                                                                        F-6
     Notes to Financial Statements                                                                                   F-7


Supplementary Information
     Schedule I -- Selected Financial Data                                                                          F-27
     Schedule II -- Summary Investment Schedule                                                                     F-30
     Schedule III -- Investment Risks Interrogatories                                                               F-31

                         INDEPENDENT AUDITORS' REPORT

Board of Directors of
Hartford Life and Annuity Insurance Company
Hartford, Connecticut

We have audited the accompanying statements of admitted assets, liabilities, and surplus statutory basis of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2005 and 2004, and the related statements of income-statutory basis, cash flow-statutory basis and changes in surplus-statutory basis for the years ended December 31, 2005, 2004 and 2003. These statutory basis financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these statutory basis financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 2 to the statutory basis financial statements, these financial statements were prepared in conformity with the accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, and such practices differ from the accounting principles generally accepted in the United States of America. The effects on such financial statements of the differences between the statutory basis of accounting and accounting principles generally accepted in the United States of America are also described in Note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the statutory basis financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company at December 31, 2005 or 2004, or the results of its operations or its cash flows for the years ended December 31, 2005, 2004 or 2003.

However, in our opinion, such statutory basis financial statements present fairly, in all material respects, the admitted assets, liabilities, and surplus of the Company as of December 31, 2005 and 2004, and the results of its operations and its cash flows for the years ended December 31, 2005, 2004 and 2003, on the basis of accounting described in Note 2.

Our 2005 audit was conducted for the purpose of forming an opinion on the basic 2005 statutory basis financial statements taken as a whole. The supplemental schedule of selected financial data, the summary investment schedule, and the schedule of investment risk interrogatories as of and for the year ended December 31, 2005 are presented for complying with the National Association of Insurance Commissioners' instructions to Annual Audited Financial Reports and are not a required part of the basic 2005 statutory basis financial statements. This additional information is the responsibility of the Company's management. Such information has been subject to the auditing procedures applied in our audit of the basic 2005 statutory basis financial statements and in our opinion, is fairly stated in all material respects when considered in relation to the basic 2005 statutory basis financial statements taken as a whole.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
March 24, 2006

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  ADMITTED ASSETS, LIABILITIES AND SURPLUS
                             (STATUTORY BASIS)
                  (AMOUNTS IN THOUSANDS EXCEPT SHARE DATA)

                                                                                               AS OF DECEMBER 31,
                                                                                         --------------------------------
                                                                                             2005              2004
                                                                                         --------------------------------
ADMITTED ASSETS
   Bonds                                                                                 $   5,477,170     $   5,386,024
   Common and Preferred Stocks                                                                  25,046            11,255
   Mortgage Loans                                                                               98,529            69,626
   Real Estate                                                                                  25,425            26,116
   Policy Loans                                                                                323,911           310,520
   Cash and Short-Term Investments                                                             345,858           431,418
   Other Invested Assets                                                                       135,920             2,242
                                                                                         --------------------------------
                                                     TOTAL CASH AND INVESTED ASSETS          6,431,859         6,237,201
                                                                                         --------------------------------
   Investment Income Due and Accrued                                                            67,354            64,387
   Federal Income Taxes Recoverable                                                             98,311            63,729
   Deferred Tax Asset                                                                           87,160            97,105
   Other Assets                                                                                 91,961           378,495
   Separate Account Assets                                                                  68,323,841        62,885,610
                                                                                         --------------------------------
                                                              TOTAL ADMITTED ASSETS      $  75,100,486     $  69,726,527
                                                                                         --------------------------------
LIABILITIES
   Aggregate Reserves for Life and Accident and Health Policies                          $   6,150,452     $   6,161,030
   Liability for Deposit Type Contracts                                                        100,325           121,745
   Policy and Contract Claim Liabilities                                                        24,919            26,880
   Asset Valuation Reserve                                                                      34,749            30,117
   Payable to Parents, Subsidiaries or Affiliates                                               34,130            37,479
   Accrued Expense Allowances and Other Amounts Due From Separate Accounts                  (1,952,020)       (1,904,315)
   Other Liabilities                                                                           893,824         1,059,989
   Separate Account Liabilities                                                             68,323,841        62,885,610
                                                                                         --------------------------------
                                                                  TOTAL LIABILITIES         73,610,220        68,418,535
                                                                                         --------------------------------
CAPITAL AND SURPLUS
   Common Stock -- 3,000 Shares Authorized, 2,000 Shares Issued and Outstanding                  2,500             2,500
   Gross Paid-In and Contributed Surplus                                                     1,371,883         1,371,883
   Unassigned Funds                                                                            115,883           (66,391)
                                                                                         --------------------------------
                                                          TOTAL CAPITAL AND SURPLUS          1,490,266         1,307,992
                                                                                         --------------------------------
                                             TOTAL LIABILITIES, CAPITAL AND SURPLUS      $  75,100,486     $  69,726,527
                                                                                         --------------------------------


              SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                          STATEMENTS OF OPERATIONS
                             (STATUTORY BASIS)
               (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

                                                                                FOR THE YEARS ENDED DECEMBER 31,
                                                                         ------------------------------------------------
                                                                             2005            2004              2003
                                                                         ------------------------------------------------
REVENUES
   Premiums and Annuity Considerations                                   $  9,152,337    $  11,619,788     $  12,115,706
   Considerations for Supplementary Contracts with Life
     Contingencies                                                                  2              962               360
   Net Investment Income                                                      326,928          324,681           330,741
   Commissions and Expense Allowances on Reinsurance Ceded                     84,961           73,944            62,762
   Reserve Adjustment on Reinsurance Ceded                                 (1,552,540)      (1,155,122)         (911,456)
   Fee Income                                                               1,369,610        1,200,281           963,407
   Other Revenues                                                             107,755           84,658            33,435
                                                                         ------------------------------------------------
                                                     TOTAL REVENUES         9,489,053       12,149,192        12,594,955
                                                                         ------------------------------------------------
BENEFITS AND EXPENSES
   Death and Annuity Benefits                                                 265,994          255,803           231,390
   Disability and Other Benefits                                               14,118           13,235            11,998
   Surrenders and Other Fund Withdrawals                                    6,974,564        5,435,091         4,378,823
   Commissions                                                                783,178          821,925           753,838
   Decrease in Aggregate Reserves for Life and Accident and Health
     Policies                                                                 (11,074)        (260,443)          290,135
   General Insurance Expenses                                                 449,607          448,862           431,698
   Net Transfers to Separate Accounts                                       1,192,568        5,647,980         6,601,021
   Modified Coinsurance Adjustment on Reinsurance Assumed                    (483,138)        (441,048)         (420,032)
   Other Expenses                                                              41,735           43,678            38,492
                                                                         ------------------------------------------------
                                        TOTAL BENEFITS AND EXPENSES         9,227,552       11,965,083        12,317,363
                                                                         ------------------------------------------------
   Net gain from operations before federal income tax (benefit)               261,501          184,109           277,592
     expense
   Federal income tax (benefit) expense                                        42,463          (87,470)          (19,953)
                                                                         ------------------------------------------------
                                           NET GAIN FROM OPERATIONS           219,038          271,579           297,545
                                                                         ------------------------------------------------
   Net realized capital gains (losses), after tax                                  54          (14,900)          (22,713)
                                                                         ------------------------------------------------
                                                         NET INCOME      $    219,092    $     256,679     $     274,832
                                                                         ------------------------------------------------


              SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                             (STATUTORY BASIS)
                  (AMOUNTS IN THOUSANDS EXCEPT SHARE DATA)

                                                                                 FOR THE YEARS ENDED DECEMBER 31,
                                                                           ----------------------------------------------
                                                                               2005             2004            2003
                                                                           ----------------------------------------------
COMMON STOCK -- 3,000 SHARES AUTHORIZED, 2,000 SHARES ISSUED AND
   OUTSTANDING
                                                                           ----------------------------------------------
   Balance, beginning and end of year                                      $      2,500     $      2,500    $      2,500
                                                                           ----------------------------------------------
GROSS PAID-IN AND CONTRIBUTED SURPLUS,
                                                                           ----------------------------------------------
   Beginning of year                                                          1,371,883        1,371,883       1,221,883
   Capital contribution                                                              --               --         150,000
                                                                           ----------------------------------------------
                                                   BALANCE, END OF YEAR       1,371,883        1,371,883       1,371,883
                                                                           ----------------------------------------------
UNASSIGNED FUNDS
   Balance, Beginning of Year                                                   (66,391)        (330,602)       (636,114)
   Net Income                                                                   219,092          256,679         274,832
   Change in Net Unrealized Capital Losses on Common Stocks and Other
     Invested Assets                                                             (7,075)         (13,371)         (4,797)
   Change in Net Unrealized Foreign Exchange Capital Losses                        (495)              --              --
   Change in Net Deferred Income Tax                                             82,268           51,589         (28,483)
   Change in Asset Valuation Reserve                                             (4,632)         (13,575)        (16,272)
   Change in Non-Admitted Assets                                               (106,914)         (16,965)         43,187
   Change in Liability for Reinsurance in Unauthorized Companies                     30             (146)         36,880
   Cummulative Effect of Change in Accounting Principles                             --               --             165
                                                                           ----------------------------------------------
                                                   BALANCE, END OF YEAR         115,883          (66,391)       (330,602)
                                                                           ----------------------------------------------
CAPITAL AND SURPLUS,
                                                                           ----------------------------------------------
   End of year                                                             $  1,490,266     $  1,307,992    $  1,043,781
                                                                           ----------------------------------------------


              SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                          STATEMENTS OF CASH FLOWS
                             (STATUTORY BASIS)
               (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

                                                                                FOR THE YEARS ENDED DECEMBER 31,
                                                                         ------------------------------------------------
                                                                             2005            2004              2003
                                                                         ------------------------------------------------
OPERATING ACTIVITIES
Premiums and Annuity Considerations                                      $  9,145,844    $  11,608,790     $  12,116,359
Net Investment Income                                                         369,012          370,945           373,648
Miscellaneous Income                                                            1,909          196,120           142,119
                                                                         ------------------------------------------------
Total Income                                                                9,516,765       12,175,855        12,632,126
                                                                         ------------------------------------------------
Benefits Paid                                                               7,273,337        5,699,783         4,611,634
Federal Income Tax Payments (Recoveries)                                       71,607          (54,729)           23,421
Net Transfers to Separate Accounts                                          1,240,273        5,811,016         7,114,314
Other Expenses                                                                826,693          905,742           537,701
                                                                         ------------------------------------------------
Total Benefits and Expenses                                                 9,411,910       12,361,812        12,287,070
                                                                         ------------------------------------------------
               NET CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES           104,855         (185,957)          345,056
                                                                         ------------------------------------------------
INVESTING ACTIVITIES
PROCEEDS FROM INVESTMENTS SOLD AND MATURED
Bonds                                                                       2,572,479        1,584,991         2,323,921
Common and Preferred Stocks                                                        --            1,767             4,031
Mortgage Loans                                                                 11,039           25,752            41,395
Other                                                                          50,196           35,227            12,347
                                                                         ------------------------------------------------
Total Investment Proceeds                                                   2,633,714        1,647,737         2,381,694
                                                                         ------------------------------------------------
COST OF INVESTMENTS ACQUIRED
Bonds                                                                       2,708,647        1,351,838         3,068,077
Common and Preferred Stocks                                                    13,467            2,473             4,814
Mortgage Loans                                                                 40,175               --                --
Real Estate                                                                       116            1,482               722
Other                                                                         134,301            3,275           169,520
                                                                         ------------------------------------------------
Total Investments Acquired                                                  2,896,706        1,359,068         3,243,133
                                                                         ------------------------------------------------
Net Increase in Policy Loans                                                   13,391           15,806            27,958
                                                                         ------------------------------------------------
               NET CASH (USED FOR) PROVIDED BY INVESTING ACTIVITIES          (276,383)         272,863          (889,397)
                                                                         ------------------------------------------------
FINANCING AND MISCELLANEOUS ACTIVITIES
Capital Contribution                                                               --               --           150,000
Net other cash provided (used)                                                 85,968          (47,982)          301,810
                                                                         ------------------------------------------------
                      NET CASH PROVIDED BY (USED FOR) FINANCING AND
                                           MISCELLANEOUS ACTIVITIES            85,968          (47,982)          451,810
                                                                         ------------------------------------------------
Net (decrease) increase in cash and short-term investments                    (85,560)          38,924           (92,531)
Cash and Short-Term Investments, Beginning of Year                            431,418          392,494           485,025
                                                                         ------------------------------------------------
                       CASH AND SHORT-TERM INVESTMENTS, END OF YEAR      $    345,858    $     431,418     $     392,494
                                                                         ------------------------------------------------
Note: Supplemental disclosures of cash flow information for
   non-cash transactions:
Common and Preferred stock acquired in satisfaction of debt                        --            2,173             2,885


              SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
(STATUTORY BASIS)
(IN THOUSANDS)
------------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS:

Hartford Life and Annuity Insurance Company (the "Company") is a wholly-owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly owned by The Hartford Financial Services Group, Inc. ("The Hartford").

The Company offers a complete line of fixed and variable annuities, as well as variable, universal and traditional individual life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

BASIS OF PRESENTATION

The accompanying statutory basis financial statements are prepared in conformity with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC") and the State of Connecticut Department of Insurance. The Company does not follow any permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

Current prescribed statutory accounting practices include the adoption of the NAIC's ACCOUNTING PRACTICES AND PROCEDURES MANUAL, effective January 1, 2001, as well as current state laws and regulations. A difference prescribed by Connecticut state law allows the Company to obtain a reinsurance reserve credit for a reinsurance treaty which provides for a limited right of unilateral cancellation by the reinsurer. The effects of this treaty are discussed in Note 5.

The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life and accident and health policies, the liability for deposit type contracts and evaluation of other-than-temporary impairments. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

Certain reclassifications have been made to prior year financial information to conform to current year presentation.

STATUTORY ACCOUNTING VERSUS ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES ("GAAP")

Statutory accounting principles and GAAP differ in certain significant respects. These differences principally involve:

[1] treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) and sales inducements which are charged to expense when incurred for statutory purposes rather than capitalized and amortized on a pro-rata basis over the expected life and gross profit stream of the policies for GAAP purposes;

[2] recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

[3] development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used under GAAP. Additionally for GAAP, reserves for guaranteed minimum death benefits are based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience, and, reserves for guaranteed withdrawal benefits are considered embedded derivatives and reported at market value;

[4] excluding certain assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, and past due agents' balances) from the admitted assets, liabilities and surplus statement for statutory purposes by directly charging surplus;

[5] the calculation of post-retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The

     Hartford's obligation was immediately recognized, whereas, for statutory accounting, the obligation is being recognized ratably over a 20 year period;

[6] establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

[7] the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

[8] the reporting of fixed maturities at amortized cost for NAIC classes 1-5 and the lower of amortized cost or fair value for NAIC class 6 for statutory purposes, whereas GAAP requires that fixed maturities be classified as "held-to-maturity," "available-for-sale" or "trading," based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity, as well as the change in the basis of the Company's other invested assets, which consist primarily of limited partnership investments, which is recognized as income under GAAP and as changes in unrealized gains or losses in surplus under statutory accounting;

[9] for statutory purposes separate account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of separate account assets, less applicable surrender charges. The separate account surplus generated by these reserving methods is recorded as an amount due to or from the separate account on the statutory basis admitted assets, liabilities and surplus statement, with changes reflected in the statutory basis results of operations. On a GAAP basis, separate account assets and liabilities must meet specific conditions to qualify as a separate account asset or liability. Amounts reported for separate accounts assets and liabilities are based upon the fair value of the underlying assets;

[10] the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus;

[11] deferred income taxes, which provide for statutory/tax temporary differences, are subject to limitation and are charged directly to surplus, whereas, GAAP would include GAAP/tax temporary differences and are charged as a component of net income;

[12] comprehensive income and its components are not presented in statutory financial statements;

[13] for statutory purposes derivative instruments that qualify for hedging, replication, or income generation are accounted for in a manner consistent with the hedged item, cash instrument and covered asset, respectively, typically amortized cost. Derivative instruments held for other investment and risk management activities, which do not receive hedge accounting treatment, receive fair value accounting for statutory purposes and are recorded at fair value with corresponding changes in value reported in unrealized gains and losses within surplus. For GAAP accounting derivative instruments are recorded at fair value with changes in value reported in earnings, with the exception of cash flow hedges and net investment hedges of a foreign operation, which are carried at fair value with changes in value reported as a separate component of Stockholder's Equity. In addition, statutory accounting does not record the hedge ineffectiveness on qualified hedge positions, whereas, GAAP records the hedge ineffectiveness in earnings; and

[14] embedded derivatives for statutory accounting are not bifurcated from the host contract, whereas, GAAP accounting requires the embedded derivative to be bifurcated from the host instrument, accounted and reported separately.

As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net income and capital and surplus for the Company are as follows:

                                                                               2005            2004             2003
                                                                           ----------------------------------------------
GAAP Net Income                                                            $    288,133    $     450,396    $    281,211
Deferral and amortization of policy acquisition costs, net                     (252,771)        (389,629)       (501,010)
Change in unearned revenue reserve                                              120,513          108,301          12,367
Deferred taxes                                                                  (63,142)          43,719          43,304
Separate account expense allowance                                               25,180          168,013         511,608
Benefit reserve adjustment                                                       73,673          (14,581)         69,470
Prepaid reinsurance premium                                                      (1,861)          (9,068)        (11,809)
Reinsurance                                                                          --           (9,123)        (54,276)
Dividends received from affiliates                                                   --            2,000           9,000
Sales inducements                                                               (32,256)         (58,330)        (47,454)
Cumulative effect of GAAP accounting changes                                         --           31,151              --
Other, net                                                                       61,624          (66,170)        (37,579)
                                                                           ----------------------------------------------
                                                 STATUTORY NET INCOME      $    219,092    $     256,679    $    274,832
                                                                           ----------------------------------------------
GAAP Stockholder's Equity                                                  $  3,672,466    $   3,332,247    $  2,900,964
Deferred policy acquisition costs                                            (4,508,206)      (4,164,021)     (3,755,461)
Unearned revenue reserve                                                        524,372          408,737         327,144
Deferred taxes                                                                  383,486          481,245         422,680
Separate account expense allowance                                            1,946,328        1,920,061       1,755,474
Unrealized gains on investments                                                 (46,341)        (226,613)       (259,293)
Benefit reserve adjustment                                                      (46,363)         281,742         208,213
Asset valuation reserve                                                         (34,749)         (30,117)        (16,542)
Interest maintenance reserve                                                    (17,845)         (28,254)        (29,314)
Prepaid reinsurance premium                                                     (27,377)         (47,089)        (38,052)
Goodwill                                                                       (170,100)        (170,100)       (170,100)
Reinsurance ceded                                                              (200,192)        (200,222)       (108,922)
Other, net                                                                       14,787         (249,624)       (193,010)
                                                                           ----------------------------------------------
                                        STATUTORY CAPITAL AND SURPLUS      $  1,490,266    $   1,307,992    $  1,043,781
                                                                           ----------------------------------------------


AGGREGATE RESERVES FOR LIFE AND ACCIDENT AND HEALTH POLICIES AND CONTRACTS AND LIABILITY FOR DEPOSIT TYPE CONTRACTS

Aggregate reserves for payment of future life, health and annuity benefits are computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.25% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual and group annuity tables at various rates ranging from 2.50% to 8.75% and using the Commissioner's Annuity Reserve Valuation Method .

For non-interest sensitive ordinary life plans, the Company waives deduction of deferred fractional premiums upon death of insured. Return of the unearned portion of the final premium is governed by the terms of the contract. The Company does not have any forms for which the cash values are in excess of the legally computed reserve.

Extra premiums are charged for substandard lives, in addition to the regular gross premiums for the true age. Mean reserves for traditional insurance products are determined by computing the regular mean reserve for the plan at the true age, and adding one-half (1/2) of the extra premium charge for the year. For plans with explicit mortality charges, mean reserves are based on appropriate multiples of standard rates of mortality.

As of December 31, 2005 and 2004, the Company had $5,867,604 and $4,126,520,
respectively, of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Connecticut. Reserves to cover the above insurance at December 31, 2005 and 2004 totaled $16,846 and $14,170, respectively.

The Company has established separate accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's general assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the statutory basis statements of operations.

An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 2005 (including general and separate account liabilities) are as follows

                                                                                                                % of
Subject to discretionary withdrawal:                                                             Amount         Total
                                                                                              -------------------------
With market value adjustment                                                                  $      41,123        0.1%
At book value, less current surrender charge of 5% or more                                        1,025,203        1.5%
At market value                                                                                  63,380,422       94.3%
                                                                                              -------------------------
                                                TOTAL WITH ADJUSTMENT OR AT MARKET VALUE         64,446,748       95.9%
                                                                                              -------------------------
At book value without adjustment (minimal or no charge or adjustment):                            2,705,002        4.0%
Not subject to discretionary withdrawal:                                                            277,110        0.4%
                                                                                              -------------------------
                                                                            TOTAL, GROSS         67,428,860      100.3%
                                                                                              -------------------------
Reinsurance ceded                                                                                   200,000       (0.3)%
                                                                                              -------------------------
                                                                              TOTAL, NET      $  67,228,860      100.0%
                                                                                              -------------------------


INVESTMENTS

Investments in bonds are carried at amortized cost except for those securities that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO"), which are carried at the lower of amortized cost or fair value. Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at amortized cost, which approximates fair value. Unaffiliated common stocks are carried at fair value with the change in the difference from cost recorded as a change in net unrealized capital gains (losses), a component of unassigned surplus. Unaffiliated preferred stocks are carried at cost, lower of cost or amortized cost, or NAIC market values depending on the assigned credit rating and whether the preferred stock is redeemable or non-redeemable. Investments in common and preferred stocks of subsidiaries and affiliates of the Company are carried in accordance with Statement of Statutory Accounting Principles ("SSAP") No. 88 (Investment in Subsidiary, Controlled, and Affiliated Entities, A Replacement of SSAP No. 46) based on their underlying equity adjusted to a statutory basis. Mortgage loans on real estate are typically stated at the outstanding principal balance. Policy loans are carried at outstanding balance, which approximates fair value.

Interest income on bonds and mortgage loans on real estate is recognized when earned on the constant effective yield method based on estimated principal repayments, if applicable. For bonds subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future principal repayments. The new effective yields used for fixed rate and variable rate loan-backed securities are recalculated on a retrospective and prospective basis, respectively. The Company has not elected to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. Investment income on interest only securities is determined using the prospective method.

Prepayment fees on bonds and mortgage loans are recorded in net investment income when earned. Dividends are recorded as earned on the ex-dividend date. For partnership investments, income is earned when cash distributions of income are received. For bond investments, other than loan-backed securities, that have had an other-than-temporary impairment loss, income is earned on the effective yield method based upon the new cost basis and the amount and timing of future estimated cash flows.

Due and accrued investment income amounts over 90 days past due are non-admitted. The total amount of investment income due and accrued that is excluded from surplus at December 31, 2005 and 2004 is $0 and $2,067, respectively.

Net realized gains and losses from investment sales are determined on a specific identification basis. Net realized capital gains and losses also result from termination or settlement of derivative contracts that do not qualify, or are not designated, as a hedge for accounting purposes. Impairments are recognized within net realized capital losses when investment losses in value are deemed other-than-temporary. Foreign currency transaction gains and losses are also recognized within net realized capital gains and losses.

The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $34,749 and $30,117 as of December 31, 2005, 2004 respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond or mortgage loan sold. IMR is included as a component of Other Liabilities on the Admitted Assets, Liabilities and Surplus Statement. The IMR balances as of December 31, 2005 and 2004 were $17,845 and $28,254 respectively. The net capital (losses) gains captured in the IMR, net of taxes, in 2005, 2004 and 2003 were $(2,530), $6,582 and $9,641, respectively. The amount of expense amortized from the IMR net of taxes in 2005, 2004 and 2003 included in the Company's Statements of Operations, was $7,879, $7,642 and $6,029, respectively. Realized capital gains and losses, net of taxes not included in the IMR are reported in the Statement of Operations.

The Company's accounting policy requires that a decline in the value of a bond or equity security, that is not subject to SSAP No. 43 (Loaned-backed and Structured Securities), below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. If the decline in value of a bond or equity security is other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost or amortized cost basis of the security. In addition, for securities expected to be sold, an other-than-temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost or amortized cost prior to the expected date of sale. The fair value of the other-than-temporarily impaired investment becomes its new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis.

Securities that are in an unrealized loss position are reviewed at least quarterly to determine if an other-than-temporary impairment is present based on certain quantitative and qualitative factors. The primary factors considered in evaluating whether a decline in value for securities not subject to SSAP No. 43 is other-than-temporary include: (a) the length of time and the extent to which the fair value has been less than cost or amortized cost, (b) the financial condition, credit rating and near-term prospects of the issuer, (c) whether the debtor is current on contractually obligated interest and principal payments, and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery. Once an impairment charge has been recorded, the Company continues to review the other-than-temporarily impaired securities for further other-than-temporary impairments on an ongoing basis.

Additionally, for certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP No. 43 requires the Company to periodically update their best estimate of cash flows over the life of the security. If management determines that the estimated undiscounted cash flows of a security are less than its cost or amortized cost then an other-than-temporary impairment charge is recognized equal to the difference between the cost or amortized cost and estimated undiscounted cash flows of the security. The estimated undiscounted cash flows of the impaired investment become its new cost basis. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. As a result, actual results may differ from estimates. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral.

Net realized capital losses included write-downs for other-than-temporary impairments on corporate and asset-backed fixed maturities and on equity securities of $2,219 and $0, and $1,838 and $5, for the years ended December 31, 2005 and 2004, respectively.

Mortgage loans on real estate are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. For mortgage loans that are determined to be impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of either; (a) the present value of the expected future cash flows discounted at the original effective interest rate, (b) the loan's observable market price or (c) the fair value of the collateral. Changes in valuation allowances are recorded in net realized capital gains and losses. The Company does not have a valuation reserve as of December 31, 2005 and 2004, respectively.

The Company may at any time use derivative instruments, including swaps, caps, floors, options, futures and forwards. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow or net investment in a foreign operation), replication, income generation, or held for other investment and risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86, "Accounting for Derivative Instruments and Hedging Income Generation and Replication (Synthetic Assets) Transactions." The Company's derivative transactions are permitted uses of derivatives under the derivatives use plan filed and/or approved, as applicable, by the State of Connecticut and State of New York insurance departments.

Derivatives used in hedging relationships are accounted for in a manner consistent with the item hedged. Typically, cost paid or consideration received at inception of a contract is reported on the Statements of Admitted Assets, Liabilities and Surplus as a derivative asset or liability, respectively, and amortized through net investment income over the life of the hedged item. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination of the derivative, any gain or loss is adjusted into the basis of the hedged item.

Derivatives used in replication relationships are accounted for in a manner consistent with the cash instrument and the replicated asset. Typically, cost paid or consideration received at inception of the contract is recorded on the admitted assets, liabilities and surplus statement as a derivative asset or liability, respectively, and amortized through net investment income over the life of the derivative. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination of the derivative, any gain or loss is recognized as a derivative capital gain or loss.

Derivatives used in income generation relationships are accounted for in a manner consistent with the associated covered asset. Typically, consideration received at inception of the contract is recorded on the admitted assets, liabilities and surplus statement as a derivative liability and amortized through net investment income over the life of the derivative. Upon termination, any remaining derivative liability, along with any disposition payments are recorded to derivative capital gain or loss.

Derivatives held for other investment and risk management activities receive fair value accounting. The derivatives are carried on the admitted assets, liabilities and surplus statement at fair value and the changes in fair value are recorded in capital and surplus as unrealized gains and losses. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income.

ADOPTION OF ACCOUNTING STANDARDS

SSAP NO. 88 -- INVESTMENTS IN SUBSIDIARY, CONTROLLED AND AFFILIATED ENTITIES (SSAP No. 88), was issued by the Statutory Accounting Issues Working Group of the NAIC's Accounting Practice and Procedures Task force during 2004. SSAP No.88 defines the appropriate valuation for subsidiaries and affiliates of insurance companies. It was effective on January 1, 2005, and did not have a material impact on the Company's financial statements.

3. INVESTMENTS:

For the years ended December 31,

(A) COMPONENTS OF NET INVESTMENT INCOME

                                                                                   2005           2004           2003
                                                                                -----------------------------------------
Interest income from bonds and short-term investments                           $   301,532    $  294,245     $  290,212
Interest income from policy loans                                                    22,418        18,432         18,620
Interest and dividends from other investments                                         9,901        17,497         26,071
                                                                                -----------------------------------------
Gross investment income                                                             333,851       330,174        334,903
Less: investment expenses                                                             6,923         5,493          4,162
                                                                                -----------------------------------------
                                                     NET INVESTMENT INCOME      $   326,928    $  324,681     $  330,741
                                                                                -----------------------------------------


(B) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON BONDS AND SHORT-TERM INVESTMENTS

                                                                                   2005            2004          2003
                                                                                -----------------------------------------
Gross unrealized capital gains                                                  $   108,881     $  236,408    $  176,924
Gross unrealized capital losses                                                     (67,624)       (14,758)       (8,996)
                                                                                -----------------------------------------
Net unrealized capital gains                                                         41,257        221,650       167,928
Balance, beginning of year                                                          221,650        167,928        84,696
                                                                                -----------------------------------------
                   CHANGE IN NET UNREALIZED CAPITAL GAINS (LOSSES) ON BONDS
                                                 AND SHORT-TERM INVESTMENTS     $  (180,393)    $   53,722    $   83,232
                                                                                -----------------------------------------


(C) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON COMMON STOCKS

                                                                                   2005            2004          2003
                                                                                -----------------------------------------
Gross unrealized capital gains                                                  $     1,002     $      558    $      376
Gross unrealized capital losses                                                     (31,653)       (31,533)      (30,877)
                                                                                -----------------------------------------
Net unrealized capital losses                                                       (30,651)       (30,975)      (30,501)
Balance, beginning of year                                                          (30,975)       (30,501)      (22,952)
                                                                                -----------------------------------------
                            CHANGE IN NET UNREALIZED CAPITAL GAINS (LOSSES)
                                                           ON COMMON STOCKS     $       324     $     (474)   $   (7,549)
                                                                                -----------------------------------------


(D) COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)

                                                                                   2005            2004          2003
                                                                                -----------------------------------------
Bonds and short-term investments                                                $      (912)    $   21,229    $   12,602
Common stocks                                                                            --           (266)          657
Other invested assets                                                                (7,003)        (5,798)       (4,393)
                                                                                -----------------------------------------
Realized capital gains (losses)                                                      (7,915)        15,165         8,866
Capital gains tax (benefit) expense                                                  (5,439)        23,483        21,938
                                                                                -----------------------------------------
Net realized capital losses, after tax                                               (2,476)        (8,318)      (13,072)
Less: amounts transferred to IMR                                                     (2,530)         6,582         9,641
                                                                                -----------------------------------------
                             NET REALIZED CAPITAL GAINS (LOSSES), AFTER TAX     $        54     $  (14,900)   $  (22,713)
                                                                                -----------------------------------------

For the years ended December 31, 2005, 2004 and 2003, sales of bonds and short-term investments resulted in proceeds of $2,440,767, $1,868,164 and $2,523,341, gross realized capital gains of $18,351, $25,465 and $23,090, and gross realized capital losses of $19,087, $2,900 and $6,150 respectively, before transfers to the IMR.

For the years ended December 31, 2005, 2004 and 2003, sales of common and preferred stocks resulted in proceeds of $0, $1,814 and $4,031, gross realized capital gains of $0, $50 and $715, and gross realized capital losses of $0, $314 and $5, respectively.

(E) INVESTMENTS -- DERIVATIVE INSTRUMENTS

OVERVIEW

The Company may at any time use derivative instruments, including swaps, caps, floors, options, forwards and futures, in order to achieve one of four Company approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; to control transaction costs or to enter into income generation and replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow or net investment in a foreign operation), income generation, replication or held for other investment and risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86. The Company's derivative transactions are permitted uses of derivatives under the derivatives use plan filed and/or approved, as applicable, by the State of Connecticut and State of New York insurance departments.

Interest rate swaps and total return swaps involve the periodic exchange of payments with other parties, at specified intervals, calculated using the agreed upon rates or indices and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Credit default swaps entitle one party to receive a periodic fee in exchange for an obligation to compensate the other party should a credit event occur on the part of the issuer.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike rate or falls below the floor strike rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception, and no principal payments are exchanged.

Forward contracts are customized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument.

Financial futures are standardized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There is also periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

STRATEGIES

The notional value and fair value of derivative instruments used during the year are disclosed in the strategy discussions below. During the years 2005 and 2004, the Company did not transact in or hold any position related to net investment hedges in a foreign operation, replication transactions or income generating transactions. The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. Notional amounts pertaining to derivative instruments at December 31, 2005 and 2004 were $6,094,961 and $1,455,253, respectively. The fair value of derivative instruments are based upon widely accepted pricing valuation models which utilize independent third party data as inputs, broker quotations, or independent market quotations. The fair value of derivative instruments at December 31, 2005 and 2004 were $118,523 and $(29,914), respectively.

CASH-FLOW HEDGES

Interest rate swaps: Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments to fixed rates. The Company did not hedge forecasted transactions other than the interest payments on floating-rate securities. There were no gains and losses classified in unrealized gains and losses related to cash flow hedges that have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period. As of December 31, 2005 and 2004, interest rate swaps used in cash flow hedge relationships had a notional value of $270,000 and $220,000, respectively, and a fair value of $(5,887) and $(604), respectively, and a carrying value of $0.

Foreign currency swaps: Foreign currency swaps are used to convert foreign denominated cash flows associated with certain foreign denominated fixed maturity investments to U.S. dollars. The foreign fixed maturities are primarily denominated in Euros and are swapped to minimize cash flow fluctuations due to changes in currency rates. As of December 31, 2005 and 2004 foreign currency swaps used in cash flow hedge relationships had a notional value of $124,803 and $129,492, respectively, and a fair value of $(8,008) and $(24,927), respectively, and a carrying value of $0.

OTHER INVESTMENT AND RISK MANAGEMENT ACTIVITIES

Interest rate caps and swaptions: The Company is exposed to policyholder surrenders during a rising interest rate environment. Interest rate cap and swaption contracts are used to mitigate the Company's loss in a rising interest rate environment. The increase in yield from the cap and swaption contract in a rising interest rate environment may be used to raise credited rates, thereby increasing the Company's competitiveness and reducing the policyholder's incentive to surrender. As of December 31, 2005 and 2004 interest rate caps and swaptions used to mitigate risk in a rising interest rate environment had a notional value of $1,016,000 and a fair value of $333 and $1,189, respectively, and a carrying value of $333 and $1,189, respectively. As of December 31, 2005 and 2004, the average fair value for interest rate caps and swaptions was $619 and $3,619, respectively in asset value. There were no realized gains and losses during the years 2005, 2004 and 2003.

Credit default and total return swaps: The Company enters into swap agreements in which the Company assumes or reduces credit exposure from an individual entity, referenced index or asset pool. As of December 31, 2005 and 2004, total return swaps had a notional value of $15,500 and $40,000, respectively, and a fair value of $(106) and $122, respectively, and a carrying value of $(106) and $122, respectively. As of December 31, 2005 and 2004 the average fair value for credit default and total return swaps was $(76) and $26, respectively in asset value. For the years ended December 31, 2005, 2004 and 2003, credit derivatives reported gains of $641, $28 and $0, respectively, in realized capital gains and losses.

Futures contracts, equity index options, total return and interest rate swap contracts: The Company enters into interest rate futures, Standard and Poor's ("S&P") 500, and NASDAQ index futures contracts and put and call options, as well as interest rate and total return Europe, Asia, and Far East swap contracts to hedge exposure to the volatility associated with the portion of the guaranteed minimum withdrawal benefit ("GMWB") liabilities which are not reinsured and periodically hedge anticipated GMWB new business. As of December 31, 2005 and 2004, derivative contracts in this strategy had a notional value of $3,525,973 and $0, respectively, and a fair value of $118,557 and $0, respectively, and a carrying value of $118,557 and $0, respectively. As of December 31, 2005 and 2004, the average fair value the derivative contracts in this strategy was $39,313 and $0, respectively. For the year ended December 31, 2005, derivative contracts in this strategy reported a loss of $(753) in realized capital gains and losses. There were no realized gains and losses during the years 2004 and 2003.

Equity index options: The Company purchased S&P 500 options contracts to economically hedge the statutory reserve impact of equity arising primarily from Guaranteed Minimum Death Benefits ("GMDB") obligation against a decline in the equity markets. As of December 31, 2005 and 2004, derivative contracts in this strategy had a notional value of $1,142,185 and $0, respectively, and a fair value of $13,456 and $0, respectively, and a carrying value of $13,456 and $0, respectively. As of December 31, 2005 and 2004, the average fair value the derivative contracts in this strategy was $1,121 and $0, respectively. There were no realized gains and losses during the years 2005, 2004 and 2003.

Foreign currency swaps, forwards and put and call options: The Company enters into foreign currency swaps and forwards, purchases foreign put options and writes foreign call options to hedge the foreign currency exposures in certain of its foreign fixed maturity investments. As of December 31, 2005 and 2004, foreign currency swaps had a notional value of $0 and $49,262, respectively, and a fair value of $0 and $(5,902), respectively, and a carrying value of $0 and $(5,902), respectively. As of December 31, 2005 and 2004 the average fair value for foreign currency derivatives was $(1,517) and $(842), respectively in liability value. For the year ended December 31, 2005, derivative contracts in this strategy reported a loss of $(1,788) in realized capital gains and losses. There were no realized gains and losses during the years 2004 and 2003.

Warrants: During 2003, the Company received warrant contracts as part of a reinsurance treaty settlement. As of December 31, 2005 and 2004, the warrants had a notional value of $500 and a fair value of $178 and $208, respectively, and a carrying value of $178 and $208, respectively. As of December 31, 2005 and 2004, the average fair value of the warrants was $300 and $313, respectively. There were no realized gains and losses during the years 2005, 2004 and 2003.

CREDIT RISK

The Company's derivatives counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. By using derivative instruments, the Company is exposed to credit risk, which is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. When the fair value of over-the-counter derivative contracts is positive, this indicates that the counterparty owes the Company, and, therefore, exposes the Company to credit risk.

Credit exposures are generally quantified daily and netted, and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds exposure policy thresholds. The Company also minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties that are reviewed periodically by the Company's internal compliance unit, reviewed frequently by senior management and reported to the Company's Finance Committee of the Board of Directors. The Company also maintains a policy of requiring all derivative contracts be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

(F) CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk. The Company is not exposed to any credit concentration risk of a single issuer, excluding U.S. Government and government agency securities and wholly owned subsidiaries, greater than 10% of the Company's capital and surplus as of December 31, 2005.

(G) BONDS, SHORT-TERM INVESTMENTS, COMMON STOCKS AND PREFERRED STOCKS

                                                                                  DECEMBER 31, 2005
                                                            --------------------------------------------------------------
                                                             Statement         Gross           Gross          Estimated
                                                                             Unrealized      Unrealized          Fair
                                                               Value           Gains           Losses           Value
                                                            --------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S. Government and government agencies and
   authorities:
   -- Guaranteed and sponsored                              $     14,009     $       14      $      (94)     $     13,929
   -- Guaranteed and sponsored -- asset backed                   670,257          1,326         (10,434)          661,149
States, municipalities and political subdivisions                 36,173            681            (299)           36,555
International governments                                         46,486          4,615            (564)           50,537
Public utilities                                                 429,209          7,123          (5,579)          430,753
All other corporate                                            2,519,951         70,032         (33,027)        2,556,956
All other corporate -- asset-backed                            1,699,360         25,090         (17,627)        1,706,823
Short-term investments                                           291,172             --              --           291,172
Parents, subsidiaries and affiliates                              61,725             --              --            61,725
                                                            --------------------------------------------------------------
                TOTAL BONDS AND SHORT-TERM INVESTMENTS      $  5,768,342     $  108,881      $  (67,624)     $  5,809,599
                                                            --------------------------------------------------------------


                                                                                  DECEMBER 31, 2005
                                                            --------------------------------------------------------------
                                                                               Gross            Gross         Estimated
                                                                             Unrealized      Unrealized          Fair
                                                                Cost           Gains           Losses           Value
                                                            --------------------------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                                $      5,559     $     1,002     $       (8)     $      6,553
Common stock -- affiliated                                        36,884              --        (31,645)            5,239
                                                            --------------------------------------------------------------
                                   TOTAL COMMON STOCKS      $     42,443     $     1,002     $  (31,653)     $     11,792
                                                            --------------------------------------------------------------


                                                                                  DECEMBER 31, 2005
                                                            --------------------------------------------------------------
                                                                               Gross           Gross          Estimated
                                                             Statement       Unrealized      Unrealized          Fair
                                                               Value           Gains           Losses           Value
                                                            --------------------------------------------------------------
PREFERRED STOCKS
Preferred stock -- unaffiliated                             $     13,254     $       --      $     (318)     $     12,935
                                                            --------------------------------------------------------------
                                TOTAL PREFERRED STOCKS      $     13,254     $       --      $     (318)     $     12,935
                                                            --------------------------------------------------------------

                                                                                  DECEMBER 31, 2004
                                                            --------------------------------------------------------------
                                                             Statement         Gross           Gross          Estimated
                                                                             Unrealized      Unrealized          Fair
                                                               Value           Gains           Losses           Value
                                                            --------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S. Government and government agencies and
   authorities:
   -- Guaranteed and sponsored                              $     29,257     $      211      $      (98)     $     29,370
   -- Guaranteed and sponsored -- asset backed                   476,051          5,071          (1,180)          479,942
International governments                                         41,802          4,721            (337)           46,186
Public utilities                                                 326,596         15,503            (878)          341,221
All other corporate                                            2,700,917        161,356          (7,801)        2,854,472
All other corporate -- asset-backed                            1,784,676         49,546          (4,464)        1,829,758
Short-term investments                                           189,332             --              --           189,332
Parents, subsidiaries and affiliates                              26,725             --              --            26,725
                TOTAL BONDS AND SHORT-TERM INVESTMENTS      $  5,575,356     $  236,408      $  (14,758)     $  5,797,006

                                                                                  DECEMBER 31, 2004
                                                            --------------------------------------------------------------
                                                                               Gross            Gross         Estimated
                                                                             Unrealized      Unrealized          Fair
                                                                Cost           Gains           Losses           Value
                                                            --------------------------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                                $      5,346     $       558     $      (17)     $      5,887
Common stock -- affiliated                                        36,884              --        (31,516)            5,368
                                                            --------------------------------------------------------------
                                   TOTAL COMMON STOCKS      $     42,230     $       558     $  (31,533)     $     11,255
                                                            --------------------------------------------------------------


The statement value and estimated fair value of bonds at December 31, 2005 by estimated maturity year are shown below. Estimated maturities may differ from contractual maturities due to call or prepayment provisions. Asset-backed securities, including mortgage-backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimate of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral. Actual prepayment experience may vary from these estimates

                                                                  Statement        Estimated
                                                                    Value         Fair Value
                                                                -------------------------------
MATURITY
Due in one year or less                                         $     741,758    $     745,151
Due after one year through five years                               1,871,149        1,885,244
Due after five years through ten years                              2,017,974        2,033,176
Due after ten years                                                 1,137,461        1,146,028
                                                                -------------------------------
                                                      TOTAL     $   5,768,342    $   5,809,599
                                                                -------------------------------


At December 31, 2005 and 2004, securities with a statement value of $3,508 and $3,969, respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

(H) MORTGAGE LOANS

The maximum and minimum lending rates for the Company's commercial mortgage loans outstanding during 2005 were 9.50% and 5.78%. During 2005, the Company did not reduce interest rates on any outstanding mortgage loans. For loans held at December 31, 2005, the highest loan to value percentage of any one loan at the time of loan origination, exclusive of insured, guaranteed, purchase money mortgages or construction loans was 79.23%. There were no taxes, assessments or amounts advanced and not included in the mortgage loan total. As of December 31, 2005, the Company did not hold mortgages with interest more than 180 days past due. There were no impaired mortgage loans as of December 31, 2005 and 2004.

(I) RESTRUCTURED DEBT IN WHICH THE COMPANY IS A CREDITOR

The total recorded investment in restructured loans, as of December 31, 2005 and 2004 was $0 and $1,207, respectively. The realized capital losses related to these loans, as of December 31, 2005 and 2004 were $0 and $157, respectively.

(J) FAIR VALUE OF FINANCIAL INSTRUMENTS

                                                                          2005                           2004
                                                               -----------------------------------------------------------
                                                                Statement      Estimated       Statement      Estimated
                                                                                  Fair                           Fair
                                                                  Value          Value           Value          Value
                                                               -----------------------------------------------------------
ADMITTED ASSETS
   Bonds and short-term investments                            $ 5,768,342    $  5,809,599    $ 5,575,356    $  5,797,006
   Common stocks                                                    11,792          11,792         11,255          11,255
   Preferred stocks                                                 13,254          12,935             --              --
   Policy loans                                                    323,911         323,911        310,520         310,520
   Mortgage loans                                                   98,529          99,287         69,626          78,851
   Derivative related assets                                       135,699         124,391          1,397           1,397
   Other invested assets                                            25,646          25,646         26,961          26,961
LIABILITIES
   Liability for Deposit Type Contracts                        $   100,325    $    100,325    $   121,745    $    121,745
   Derivative related liabilities                                    3,281           5,868          5,780          31,011
                                                               -----------------------------------------------------------


The following methods and assumptions were used to estimate the fair value of each class of financial instruments: the fair value for bonds, preferred stocks and common stocks are published by the NAIC or are determined by independent third party pricing service market quotations, independent broker quotations, or pricing matrices that use data provided by external sources; the amortized cost of short-term investments approximate fair value; the fair values of mortgage loans are estimated using discounted cash flow calculations based on current incremental lending rates for similar type loans; policy loans carrying amounts approximate fair value; the fair value of derivative instruments is based upon either independent market quotations for exchange traded derivative contracts and independent third party pricing sources or pricing valuation models which utilize independent third party data as inputs; investments in partnerships and trusts are based on external market valuations from partnership and trust management; and the fair value of liabilities on deposit funds and other benefits is determined by forecasting future cash flows and discounting the forecasted cash flows at current market rates.

(K) SECURITIES LENDING AND COLLATERAL ARRANGEMENTS

The Company participates in a securities lending program to generate additional income, whereby certain domestic fixed income securities are loaned for a short period of time from the Company's portfolio to qualifying third parties, via a lending agent. Borrowers of these securities provide collateral of 102% of the market value of the loaned securities. Acceptable collateral may be in the form of cash or U.S. Government securities. The market value of the loaned securities is monitored and additional collateral is obtained if the market value of the collateral falls below 100% of the market value of the loaned securities. Under the terms of the securities lending program, the lending agent indemnifies the Company against borrower defaults. As of December 31, 2005 and 2004, the fair value of the loaned securities was approximately $128,082 and $180,346, respectively, and was included in bonds in the Statements of Admitted Assets, Liabilities and Surplus. The Company retains a portion of the income earned from the cash collateral or receives a fee from the borrower. The Company recorded before-tax income from securities lending transactions, net of lending fees, of $159 and $230, for the years ended December 31, 2005 and 2004, respectively, which was included in net investment income.

The Company also enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. As of December 31, 2005 and 2004, collateral pledged of $8,058 and $8,624, respectively, was included in bonds, on the Statements of Admitted Assets, Liabilities and Surplus.

As of December 31, 2005 and 2004, the Company had accepted collateral relating to the securities lending program and derivative instruments consisting of cash, U.S. Government and U.S. Government agency securities with a fair value of $202,196 and $183,321, respectively. At December 31, 2005 and 2004, cash collateral of $163,680 and $183,321, respectively, was invested and recorded in the Statements of Admitted Assets, Liabilities and Surplus in cash and short-term investments securities with a corresponding amount recorded in other liabilities. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty and none of the collateral has been sold or repledged at December 31, 2005 and 2004. As of December 31, 2005 and 2004, all collateral accepted was held in separate custodial accounts.

(L) SECURITY UNREALIZED LOSS AGING

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. For further discussion regarding the Company's other-than-temporary impairment policy, see Note No. 2, Summary of Significant Accounting Policies. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, management's intent and ability to hold these securities for a period of time sufficient to allow for any anticipated recovery in market value, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2005 and 2004.

The following table presents cost or statement value, fair value, and unrealized losses for the Company's bonds and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2005.

                                                                     December 31, 2005
                            --------------------------------------------------------------------------------------------------
                                    Less Than 12 Months             12 Months or More                     Total
                            --------------------------------------------------------------------------------------------------
                            Amortized   Fair      Unrealized  Amortized  Fair     Unrealized   Amortized  Fair     Unrealized
                              Cost      Value       Losses       Cost    Value      Losses       Cost     Value      Losses
                            --------------------------------------------------------------------------------------------------
U.S. Gov't and Gov't
   agencies and
   authorities
  -- guaranteed and
    sponsored                $  10,334  $  10,315  $   (19)    $ 2,596   $ 2,521  $   (75)      $ 12,930  $  12,836   $   (94)
  -- guaranteed and
    sponsored
    -- asset-backed            432,499    424,183   (8,316)     58,018    55,900   (2,118)       490,517    480,083   (10,434)
States, municipalities
   and Political
   subdivisions                 11,173     10,875     (298)         --        --       --         11,173     10,874      (298)
International governments        5,206      5,119      (87)     11,024    10,547     (477)        16,230     15,666      (564)
Public utilities               170,756    166,127   (4,629)     26,193    25,243     (950)       196,949    191,370    (5,579)
All other corporate
   including
   international             1,014,471    988,970  (25,501)    190,306   182,781   (7,525)     1,204,777  1,171,750   (33,026)
All other corporate --
   asset-backed                682,612    670,729  (11,883)    215,025   209,281   (5,744)       897,637    880,010   (17,627)
                            --------------------------------------------------------------------------------------------------
   TOTAL FIXED MATURITIES    2,327,051  2,276,318  (50,733)    503,162   486,272  (16,890)     2,830,213  2,762,589   (67,623)
Common stock --
   unaffiliated                    491        488       (3)          5        --       (5)           496        488        (8)
Common stock --
   affiliated                       --         --       --      36,884     5,239  (31,645)        36,884      5,239   (31,645)
Preferred Stock
   --unaffiliated               13,253     12,935     (318)         --        --       --         13,253     12,935      (318)
                            --------------------------------------------------------------------------------------------------
             TOTAL EQUITY       13,744     13,423     (321)     36,889     5,239  (31,650)        50,633     18,662   (31,971)
                            --------------------------------------------------------------------------------------------------
         TOTAL SECURITIES   $2,340,795 $2,289,741 $(51,054)   $540,051  $491,511 $(48,540)    $2,880,846 $2,781,251  $(99,594)
                            --------------------------------------------------------------------------------------------------


The following discussion refers to the data presented in the table above, excluding affiliated common stock. The Company holds 100% of the common stock of a non-life insurance subsidiary which is stated at fair value in the Statements of Admitted Assets, Liabilities and Surplus. The Company does not have any current plans to dispose of this investment.

As of December 31, 2005, fixed maturities represented approximately 100% of the Company's total unrealized loss amount which was comprised of approximately 570 different securities. Approximately 93% of the total unrealized loss amount was comprised of securities with fair value to amortized cost ratios as of December 31, 2005 greater than 90%. The Company held no securities as of December 31, 2005 that were in an unrealized loss position in excess of $1,267.

Securities in an unrealized loss position for less than twelve months were comprised of approximately 440 securities of which 96%, or $48,639, were comprised of securities with fair value to amortized cost ratios at or greater than 90%. The majority of these securities are investment grade securities depressed due to changes in interest rates from the date of purchase.

The securities depressed for twelve months or more as of December 31, 2005 were comprised of approximately 140 securities. Of the twelve months or more unrealized loss amount 96%, or $16,276, was comprised of securities with fair value to amortized cost ratios as of December 31, 2005 greater than 90%. The majority of the securities depressed for twelve months or more are investment grade securities depressed primarily due to changes in interest rates from the date of purchase.

The following table presents amortized cost, fair value, and unrealized losses for the Company's bond and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2004.

                                                                    December 31, 2004
                             --------------------------------------------------------------------------------------------
                                 Less Than 12 Months               12 Months or More                     Total
                             --------------------------------------------------------------------------------------------
                             Amortized  Fair     Unrealized  Amortized   Fair   Unrealized  Amortized    Fair    Unrealized
                               Cost     Value     Losses       Cost     Value    Losses       Cost      Value     Losses
                             ----------------------------------------------------------------------------------------------
U.S. Gov't and Gov't
   agencies and
   authorities
  -- guaranteed and
    sponsored                  $12,590  $12,492   $   (98)   $    --  $     --  $     --    $   12,590   $ 12,492  $   (98)
  -- guaranteed and
    sponsored
    -- asset-backed            157,272  156,301      (971)      6,714    6,505      (209)      163,986    162,806   (1,180)
International governments           --       --        --      10,517   10,180      (337)       10,517     10,180     (337)
Public utilities                29,873   29,638      (235)     16,122   15,479      (643)       45,995     45,117     (878)
All other corporate
   including international     373,010  367,665    (5,345)     65,001   62,545    (2,456)      438,011    430,210   (7,801)
All other corporate --
   asset-backed                423,586  419,730    (3,856)     26,610   26,002      (608)      450,196    445,732   (4,464)
                              ---------------------------------------------------------------------------------------------
    TOTAL FIXED MATURITIES     996,331  985,826   (10,505)    124,964  120,711    (4,253)    1,121,295  1,106,537  (14,758)
Common stock --
   unaffiliated                     --       --        --         696      679       (17)          696        679      (17)
Common stock -- affiliated          --       --        --      36,884    5,368   (31,516)       36,884      5,368  (31,516)
                              ---------------------------------------------------------------------------------------------
              TOTAL EQUITY          --       --        --      37,580    6,047   (31,533)       37,580      6,047  (31,533)
                              ---------------------------------------------------------------------------------------------
          TOTAL SECURITIES    $996,331 $985,826  $(10,505)   $162,544 $126,758  $(35,786)   $1,158,875 $1,112,584 $(46,291)
                              ---------------------------------------------------------------------------------------------


As part of the Company's ongoing security monitoring process by a committee of investment and accounting professionals, the Company has reviewed its investment portfolio and concluded that there were no additional other-than-temporary impairments as of December 31, 2005 and 2004. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, management's intent and ability to hold these securities, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified above were temporarily depressed.

The evaluation for other-than-temporary impairments is a quantitative and qualitative process, which is subject to risks and uncertainties in the determination of whether declines in the fair value of investments are other-than-temporary. The risks and uncertainties include changes in general economic conditions, the issuer's financial condition or near term recovery prospects and the effects of changes in interest rates.

4. INCOME TAXES:

The Company and The Hartford have entered into a tax sharing agreement under which each member of the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company was filing a separate Federal income tax return.

(A) The components of the net deferred tax asset as of December 31, are as follows:

--------------------------------------------------------------------------------------------
                                                                                                   2005          2004
                                                                                                 ------------------------
Total of all deferred tax assets (admitted and non-admitted)                                     $ 539,349     $ 446,816
Total of all deferred tax liabilities                                                              (36,378)      (29,360)
                                                                                                 ------------------------
Net deferred assets                                                                                502,971       417,456
Net admitted deferred asset                                                                         87,160        97,105
                                                                                                 ------------------------
Total deferred tax assets non-admitted                                                           $ 415,811     $ 320,351
                                                                                                 ------------------------
Increase in deferred taxes non-admitted                                                          $  95,460     $   9,785
                                                                                                 ------------------------


(B)  Deferred tax liabilities are not recognized for the following amounts:

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and would be taxable only under conditions which management considered to be remote; therefore, no federal income taxes have been provided on the balance in this account. The American Jobs Creation Act of 2004, which was enacted in October 2004, allows distributions to be made from the Policyholders' Surplus Account free of tax in 2005 and 2006. The Company anticipates that, based on currently available information, this change will permanently eliminate the tax on this deferred income.

(C) The components of incurred income tax expense and the change in deferred tax assets and deferred tax liabilities as of December 31, are as follows:

                                                                                      2005          2004         2003
                                                                                    -------------------------------------
Federal                                                                             $  42,463    $  (87,470)   $ (21,840)
                                                                                    -------------------------------------
Foreign                                                                                    --            --        1,885
                                                                                    -------------------------------------
Federal income tax on capital gains                                                    (5,439)       23,483       21,940
                                                                                    -------------------------------------
                                                 CURRENT INCOME TAXES INCURRED      $  37,024    $  (63,987)   $   1,985
                                                                                    -------------------------------------


The changes in the main components of deferred tax assets and deferred tax liabilities are as follows:

Deferred tax assets resulting from book/tax difference:

                                                                                      2005          2004         Change
                                                                                   ---------------------------------------
Reserves                                                                           $   53,335    $    44,480    $   8,855
Tax DAC                                                                               252,114        245,155        6,959
Bonds                                                                                   9,114          8,536          578
NOL carryforward/AMT credits                                                          168,737        114,164       54,573
Software project deferral                                                               2,763          2,763           --
Other                                                                                  53,286         31,718       21,568
                                                                                   ---------------------------------------
                                                    TOTAL DEFERRED TAX ASSETS      $  539,349    $   446,816    $  92,533
                                                                                   ---------------------------------------
                                             DEFERRED TAX ASSETS NON-ADMITTED      $  415,811    $   320,351    $  95,460
                                                                                   ---------------------------------------


Deferred tax liabilities resulting from book/tax difference:

                                                                                      2005          2004         Change
                                                                                    -------------------------------------
Bonds                                                                               $ (17,000)    $ (15,793)    $ (1,207)
Accrued deferred compensation                                                          (5,475)       (1,710)      (3,765)
Deferred and uncollected                                                              (13,010)      (11,237)      (1,773)
Other                                                                                    (893)         (620)        (273)
                                                                                    -------------------------------------
                                                 TOTAL DEFERRED TAX LIABILITIES     $ (36,378)    $ (29,360)    $ (7,018)
                                                                                    -------------------------------------


                                                                                       2005          2004        Change
                                                                                     ------------------------------------
Total deferred tax assets                                                            $ 539,349    $  446,816    $ 92,533
Total deferred tax liabilities                                                         (36,378)      (29,360)     (7,018)
                                                                                     ------------------------------------
Net deferred tax asset (liability)                                                   $ 502,971    $  417,456    $ 85,515
                                                                                     ------------------------------------
Less: Change in deferred tax on unrealized gains (losses)                                                          3,246
                                                                                     ------------------------------------
Change in net deferred income tax                                                                               $ 82,269
Less: Change in deferred tax on nonadmitted asset                                                                 14,932
                                                                                     ------------------------------------
Adjustment change in net deferred income tax                                                                    $ 67,337
                                                                                     ------------------------------------


(D) The Company's income tax expense and change in deferred tax assets and deferred tax liabilities as of December 31, differs from the amount obtained by applying the Federal statutory rate of 35% to the Net Gain from Operations Before Federal Income Tax (Benefit) Expense for the following reasons:

                                                           Effective                  Effective                Effective
                                                              Tax                        Tax                      Tax
                                                 2005        Rate          2004          Rate        2003        Rate
                                              ---------------------------------------------------------------------------
Tax provision at statutory rate               $   89,641     35.0%      $    67,442     35.0%      $  96,886     35.0%
Tax preferred investments                       (114,783)   (44.8%)         (78,652)   (40.8%)       (69,159)   (25.0%)
Unrealized gains/(losses)                             --       --            (5,367)    (2.8%)            --       --
IMR adjustment                                    (3,643)    (1.4%)            (369)    (0.2%)            --       --
1998-2001 IRS audit                                   --       --          (102,502)   (53.2%)            --       --
Other                                             (1,526)    (0.6%)           3,872      2.0%          2,741      1.0%
                                              ---------------------------------------------------------------------------
                                   TOTAL      $  (30,311)   (11.8%)     $  (115,576)   (60.0%)     $  30,468     11.0%
                                              ---------------------------------------------------------------------------

                                                           Effective                  Effective                Effective
                                                              Tax                        Tax                      Tax
                                                 2005         Rate          2004         Rate         2003       Rate
                                               --------------------------------------------------------------------------
Federal and foreign income tax incurred        $  37,024      14.4%      $   (63,987)   (33.2)%     $   1,985      0.7%
Change in net deferred income taxes              (67,337)    (26.2)%         (51,589)   (26.8)%        28,483     10.3%
                                               --------------------------------------------------------------------------
             TOTAL STATUTORY INCOME TAXES      $ (30,311)    (11.8)%     $  (115,576)   (60.0)%     $  30,468     11.0%
                                               --------------------------------------------------------------------------


(E)  As of December 31, 2005, the Company had no operating loss carry forwards.

The following are year to date income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

2005           $  41,532
2004           $   7,825
2003           $   1,985

(F) The Company's Federal income tax return is consolidated within The Hartford Financial Services Group, Inc. consolidated Federal income tax return. The method of allocation between the companies is subject to written agreement, approved by the Board of Directors. Allocation is based upon separate return calculations with current credit for net losses, to the extent available for use by the group. Intercompany tax balances are settled quarterly.

5. REINSURANCE:

The Company cedes insurance to other insurers in order to limit its maximum losses. Such transfer does not relieve the Company of its primary liability to the policyholder. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk.

The Company cedes significant portions of its variable annuity business written since 1994 to RGA Reinsurance Company ("RGA"). Certain core annuity products were included in this reinsurance arrangement beginning in the first quarter of 2002 and, as such, the amounts ceded to RGA have increased. Additionally, the Company has a liability for funds held under coinsurance with RGA of $200,000 as of December 31, 2005 and 2004. The liability is included as a component of Other Liabilities on the Statements of Admitted Assets, Liabilities and Surplus.

The Company has a reinsurance agreement under which the reinsurer has a limited right to unilaterally cancel any reinsurance for reasons other than for nonpayment of premium or other similar credits. The estimated amount of aggregate reduction in surplus of this limited right to unilaterally cancel this reinsurance agreement by the reinsurer for which cancellation results in a net obligation of the company to the reinsurer, and for which such obligation is not presently accrued is $236,814 in 2005, an increase of $16,816 from the 2004 balance of $219,998. The total amount of reinsurance credits taken for this agreement is $364,330 in 2005, an increase of $25,872 from the 2004 balance of $338,458.

In the third quarter of 2005, the Company entered into a reinsurance agreement with Hartford Life Insurance K.K. ("HLIKK"), a related party and subsidiary of Hartford Life, Inc. Through the reinsurance agreement, HLIKK agreed to cede and the Company agreed to reinsure 100% of the risks associated with the in-force and prospective guaranteed minimum income benefit ("GMIB") riders issued by HLIKK on its variable annuity business. In connection with accepting the GMIB risk for the in-force riders, the Company received premiums collected since inception by HLIKK related to the in-force riders of $38,462 and holds reserves of $38,957 . Prospectively, the Company will receive the rider premium collected by HLIKK and payable monthly in arrears. Depending on the underlying contract form, benefits are paid from the Company to HLIKK either on the guaranteed annuity commencement date when the contract holder's account value is less than the present value of minimum guaranteed annuity payments, or alternatively, during the annuitization phase, when the contract holder's account value is reduced to zero or upon death of the contract holder.

Effective July 7, 2003, the Company entered into an indemnity reinsurance arrangement with Hartford Life and Accident Company ("HLA"). Through this arrangement, the Company automatically ceded 100% of the guaranteed minimum withdrawal benefits incurred on variable annuity contracts that were otherwise not reinsured. During September 2005, the Company recaptured this indemnity reinsurance arrangement from HLA. As a result of the recapture, HLA transferred reserves of $83.3 million, along with hedging assets with a fair value of $126.5 million resulting in cash paid by the Company to HLA of $43.2 million. For the year ended December 31, 2004 and 2003, the amount of ceded premiums was $33,947 and $3,612, respectively. As of December 31, 2004 the reserve credit taken $37,018.

The amount of reinsurance recoverables from reinsurers was $14,593 and $15,488 at December 31, 2005 and 2004, respectively.

The effect of reinsurance as of and for the years ended December 31, is summarized as follows:

                                                               Direct         Assumed          Ceded             Net
                                                            --------------------------------------------------------------
2005
Aggregate Reserves for Life and Accident and Health
   Policies                                                 $  5,709,495    $  1,474,084    $ (1,033,127)   $   6,150,452
Policy and Contract Claim Liabilities                       $     21,717    $      9,087    $     (5,885)   $      24,919
Premium and Annuity Considerations                          $  9,133,178    $    270,423    $   (251,264)   $   9,152,337
Death, Annuity, Disability and Other Benefits               $    214,103    $    115,716    $    (49,707)   $     280,112
Surrenders and Other Fund Withdrawals                       $  7,991,353    $    624,025    $ (1,640,814)   $   6,974,564


                                                               Direct         Assumed          Ceded             Net
                                                            --------------------------------------------------------------
2004
Aggregate Reserves for Life and Accident and Health
   Policies                                                 $  5,626,098    $  1,483,460    $   (948,528)   $   6,161,030
Policy and Contract Claim Liabilities                       $     21,331    $     14,491    $     (8,942)   $      26,880
Premium and Annuity Considerations                          $ 11,712,335    $    259,653    $   (352,200)   $  11,619,788
Death, Annuity, Disability and Other Benefits               $    196,436    $    113,044    $    (40,442)   $     269,038
Surrenders and Other Fund Withdrawals                       $  6,150,801    $    584,474    $ (1,300,184)   $   5,435,091


                                                               Direct         Assumed          Ceded             Net
                                                            --------------------------------------------------------------
2003
Aggregate Reserves for Life and Accident and Health
   Policies                                                 $  5,671,324    $  1,511,423    $   (761,273)   $   6,421,474
Policy and Contract Claim Liabilities                       $     22,699    $     14,201    $     (9,066)   $      27,834
Premium and Annuity Considerations                          $ 12,173,716    $    287,413    $   (345,423)   $  12,115,706
Death, Annuity, Disability and Other Benefits               $    165,828    $    114,575    $    (37,015)   $     243,388
Surrenders and Other Fund Withdrawals                       $  4,904,307    $    546,275    $ (1,071,759)   $   4,378,823


6. PREMIUM AND ANNUITY CONSIDERATIONS (DEFERRED AND UNCOLLECTED)

The following presents premium and annuity considerations (deferred and uncollected) as of December 31,

                                                                                                     2005         2005
                                                                                                   -----------------------
                                                                                                                 Net of
                                                                                                     Gross       Loading
                                                                                                   -----------------------
TYPE
Ordinary New Business                                                                              $   3,309    $   3,798
Ordinary Renewal                                                                                      21,266       34,666
Group Life                                                                                                34           62
                                                                                                   -----------------------
                                                                                        TOTAL      $  24,609    $  38,526
                                                                                                   -----------------------


                                                                                                     2004         2004
                                                                                                   -----------------------
                                                                                                                 Net of
                                                                                                     Gross       Loading
                                                                                                   -----------------------
Type
Ordinary New Business                                                                              $   2,856    $   3,339
Ordinary Renewal                                                                                      18,614       29,980
Group Life                                                                                                37           68
                                                                                                   -----------------------
                                                                                        TOTAL      $  21,507    $  33,387
                                                                                                   -----------------------

7. RELATED PARTY TRANSACTIONS:

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Investment management fees were allocated by Hartford Investment Management Company and are a component of net investment income. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by The Hartford. Indirect expenses may not be indicative of the costs that would have been incurred on a stand alone basis.

Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization. Indirect expenses may not be indicative of the costs that would have been incurred on a stand alone basis.

The Company has an agreement with Woodbury Financial Services ("WFS"), an indirect affiliate, to provide revenues so that WFS achieves break-even results on a pretax basis.

The Company has also invested in bonds of its indirect affiliate, Investment Advisors, Inc., and common stock of its subsidiary, Hartford Life, Ltd.

At December 31, 2005 and 2004, the Company reported $329 and $73,228, respectively, as a receivable from and $34,130 and $37,479, respectively, as a payable to parents, subsidiaries and affiliates. The terms of the settlement require that these amounts be settled generally within 30 days.

For additional information, see Notes 4, 5, 8 and 11.

8. PENSION, RETIREMENT, AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

All employees hired by The Hartford's life insurance companies are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Hartford's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of group pension contracts sold by affiliates. The costs that were allocated to the Company for pension related expenses were $8,226, $31,786 and $8,599 for 2005, 2004 and 2003, respectively.

Employees of The Hartford's life insurance companies are also provided, through The Hartford, certain health care and life insurance benefits for eligible retired employees. The contribution for health care benefits depends on the retiree's date of retirement and years of service. In addition, this benefit plan has a defined dollar cap, which limits average company contributions. The Hartford has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense allocated to the Company was not material to the results of operations for 2005, 2004 or 2003.

Substantially all employees of the Company are eligible to participate in the Hartford's Investment and Savings Plan under which designated contributions may be invested in common stock of The Hartford or certain other investments. These contributions are matched, up to 3% of compensation, by the Company. In addition, the Company allocates 1.5% of base salary to the plan for each eligible employee earning less than $90,000 and 0.5% of base salary for all other eligible employees. The cost allocated to the Company for the years ended December 31, 2005, 2004 and 2003 was $3,326, $3,842 and $2,727, respectively.

9. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval, is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to policyholders, Federal income taxes and before realized capital gains or (losses) for the previous year. In addition, if any dividend exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. Dividends are paid as determined by the Board of Directors and are not cumulative. There were no dividends paid or declared in 2005, 2004 or 2003. The amount available for dividend in 2006 is approximately $115,883.

The portion of unassigned funds (surplus) represented or reduced by cumulative unrealized gains and losses is $20,861.

10. SEPARATE ACCOUNTS:

The Company maintained separate account assets totaling $68,323,841 and $62,885,610 as of December 31, 2005 and 2004, respectively. Separate account assets are segregated from other investments and reported at fair value. Separate account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the general account statement of operations as a component of Net Transfers to Separate Accounts. The Company's separate accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on separate account assets are not separately reflected in the statutory statements of operations.

Separate account management fees, net of minimum guarantees, were $1,079,230, $903,907 and $625,780 for the years ended December 31, 2005, 2004 and 2003, respectively, and are recorded as a component of fee income on the Company's statutory basis Statements of Operations.

An analysis of the Nonguaranteed Separate Accounts as of December 31, 2005 is as follows:

                                                                                                               Total
                                                                                                           ---------------
1.   Premiums considerations or deposits for the year ended 2005                                           $    6,181,003
                                                                                                           ---------------
2.   Reserves @ year end
     I.   For accounts with assets at:
               Market value                                                                                    66,461,296
                                                                                                           ---------------
               Total reserves                                                                              $   66,461,296
                                                                                                           ---------------
     II.  By withdrawal characteristics:
               Subject to discretionary withdrawal                                                         $       51,280
               Market value                                                                                    66,305,288
                                                                                                           ---------------
          Subtotal                                                                                             66,356,568
          Not subject to discretionary withdrawal                                                                 104,728
                                                                                                           ---------------
                                                                                                 TOTAL     $   66,461,296
                                                                                                           ---------------


Below is the reconciliation of Net Transfers to (from) Separate Accounts as of December 31,:

                                                                               2005             2004            2003
                                                                           ----------------------------------------------
Transfer to Separate Accounts                                              $  6,181,003     $  8,453,455    $  7,624,097
Transfer from Separate Accounts                                              (5,041,408)      (2,862,330)     (1,077,533)
                                                                           ----------------------------------------------
Net Transfer to/(from) Separate Accounts                                      1,139,595        5,591,125       6,546,564
Internal Exchanges & Other Separate Account Activity                             52,973           56,855          54,447
                                                                           ----------------------------------------------
                              TRANSFER TO/(FROM) SEPARATE ACCOUNTS ON
                                          THE STATEMENT OF OPERATIONS      $  1,192,568     $  5,647,980    $  6,601,011
                                                                           ----------------------------------------------


11. COMMITMENTS AND CONTINGENT LIABILITIES:

(A) LITIGATION

The Company is or may become involved in various legal actions in the ordinary course of its business, some of which assert claims for substantial amounts. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses, will not be material to the Company.

BROKER COMPENSATION LITIGATION -- In June 2004, The Hartford received a subpoena from the New York Attorney General's Office in connection with its inquiry into compensation arrangements between brokers and carriers. In mid-September 2004 and subsequently, The Hartford has received additional subpoenas from the New York Attorney General's Office, which relate more specifically to possible anti-competitive activity among brokers and insurers. In October through December 2004, The Hartford received subpoenas or other information requests from Attorneys General and regulatory agencies in more than a dozen jurisdictions regarding broker compensation and possible anti-competitive activity. The Hartford may receive additional subpoenas and other information requests from Attorneys General or other regulatory agencies regarding similar issues. The Hartford also has received a subpoena from the New York Attorney General's Office requesting information related to In addition, The Hartford has received a request for information from the New York Attorney General's Office concerning The Hartford's compensation arrangements in connection with the administration of workers compensation plans. The Hartford intends to continue cooperating fully with these investigations, and is conducting an internal review, with the assistance of outside counsel, regarding the issues under investigation.

On October 14, 2004, the New York Attorney General's Office filed a civil complaint (the "NYAG Complaint") against Marsh & McLennan Companies, Inc., and Marsh, Inc. (collectively, "Marsh"). The complaint alleges, among other things, that certain insurance companies, including The Hartford, participated with Marsh in arrangements to submit inflated bids for business insurance and paid contingent commissions to ensure that Marsh would direct business to them. The Hartford is not joined as a defendant in the action. Although no regulatory action has been initiated against The Hartford in connection with the allegations described in the civil complaint, it is possible that the New York Attorney General's Office or one or more other regulatory agencies may pursue action against The Hartford or one or more of its employees in the future. The potential timing of any such action is difficult to predict. If such an action is brought, it could have a material adverse effect on the Company. Since the filing of the NYAG Complaint, several private actions have been filed against The Hartford asserting claims arising from the allegations of the NYAG Complaint. The Hartford and the individual defendants dispute the allegations and intend to defend these actions vigorously.

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual funds companies. These regulatory inquiries have focused on a number of mutual fund issues, including market timing and late trading, revenue sharing and directed brokerage, fees, transfer agents and other fund service providers, and other mutual-fund related issues. The potential timing of any resolution of any of these matters or the initiation of any formal action by any of these regulators is difficult to predict. HLI recorded a charge of $66, after-tax, to establish a reserve for the market timing and directed brokerage matters in the first quarter of 2005. Based on recent developments, HLI recorded an additional charge of $36, after-tax, in the fourth quarter of 2005. This reserve is an estimate; in view of the uncertainties regarding the outcome of these regulatory investigations, as well as the tax-deductibility of payments, it is possible that the ultimate cost to HLI of these matters could exceed the reserve by an amount that would have a material adverse effect on HLI's consolidated results of operations or cash flows in a particular quarterly or annual period. It is reasonably possible that the Company may ultimately be liable for all or a portion of the ultimate cost to HLI. However, the ultimate liability of the Company is not reasonably estimable at this time. The Company continues to cooperate fully with the SEC, the New York Attorney General's Office and other regulatory agencies.

(B) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty association for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $1,450 $1,268 and $2,029 in 2005, 2004 and 2003, respectively, of which $1,020, $762 and $619 in 2005, 2004 and 2003, respectively, increased the creditable amount against premium taxes. The Company has a guaranty fund receivable of $4,184 and $3,348 as of December 31, 2005 and 2004, respectively.

(C) LEASES

As discussed in Note 7, transactions with The Hartford include rental of facilities and equipment. The rent paid by the Company to The Hartford for space occupied by The Hartford's life insurance companies was $16,470, $16,738 and $8,164 in 2005, 2004 and 2003, respectively. Future minimum rental commitments are as follows:

2006                       $ 15,564
2007                         14,353
2008                         12,266
2009                         10,620
2010                          9,538
Thereafter                    3,812
                           ---------
Total                      $ 66,153
                           ---------


The principal executive office of the Company, together with its parent and other life insurance affiliates, is located in Simsbury, Connecticut. The Company's allocated rental expense is recognized on a level basis over the term of the primary sublease for the facility located in Simsbury, Connecticut, which expires on December 31, 2010, and amounted to $12,860 $5,574 and $3,195 in 2005, 2004 and 2003, respectively.

(D) TAX MATTERS

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). The IRS began its audit of the 2002-2003 tax years in 2005 and is in the examination phase. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from future tax examinations and other tax-related matters for all open tax years. During 2004, the IRS completed its examination of the 1998-2001 tax years, and the IRS and the Company agreed upon all adjustments. As a result, the Company booked a $102,502 tax benefit to reflect the impact of the audit settlement on tax years prior to 2004. The benefit relates primarily to the separate account DRD and interest.

The separate account DRD is estimated for the current year using information from the most recent year-end, adjusted for projected equity market performance. The estimated DRD is generally updated in the third quarter for the provision-to-filed-return adjustments, and in the fourth quarter based on known actual mutual fund distributions and fee income from The Hartford's variable insurance products. The actual current year DRD can vary from the estimates based on, but not limited to, changes in eligible dividends received by the mutual funds, amounts of distributions from these mutual funds, appropriate levels of taxable income as well as the utilization of capital loss carry forwards at the mutual fund level.

(E) FUNDING OBLIGATION

At December 31, 2005, the Company had an outstanding commitment totaling $4,000 related to a mortgage loan funding that has commitment period that expires in less than one year.

                                    *****

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                   SCHEDULE I  --  SELECTED FINANCIAL DATA
                             DECEMBER 31, 2005
               (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

INVESTMENT INCOME EARNED:
   U.S. Government Bonds                                                                                    $      3,596
   Bonds Exempt from U.S. Tax                                                                                         22
   Other Bonds (unaffiliated)                                                                                    291,104
   Bonds of Affiliates                                                                                             1,776
   Preferred Stocks (unaffiliated)                                                                                   656
   Preferred Stocks of affiliates                                                                                     --
   Common Stocks (unaffiliated)                                                                                      213
   Common Stocks of affiliates                                                                                        --
   Mortgage Loans                                                                                                  4,933
   Real Estate                                                                                                     2,107
   Contract loans                                                                                                 22,418
   Cash/short-term Investments                                                                                     5,035
   Derivative Instruments                                                                                          2,083
   Other Invested Assets                                                                                              --
   Aggregate Write-ins for Investment Income                                                                         (92)
                                                                                                            -------------
                                                                               GROSS INVESTMENT INCOME           333,851
   Less: Investment Expenses                                                                                       6,923
                                                                                                            -------------
                                                                                 NET INVESTMENT INCOME      $    326,928
                                                                                                            -------------

REAL ESTATE OWNED -- BOOK VALUE LESS ENCUMBRANCES:                                                          $     25,425
                                                                                                            -------------

MORTGAGE LOANS -- BOOK VALUE:
   Farm Mortgages                                                                                           $         --
   Residential Mortgages                                                                                              --
   Commercial Mortgages                                                                                           98,529
                                                                                                            -------------
                                                                                  TOTAL MORTGAGE LOANS      $     98,529
                                                                                                            -------------

MORTGAGE LOANS BY STANDING -- BOOK VALUE:
   Good Standing                                                                                            $     98,529
   Good Standing with Restructured Terms                                                                              --
   Interest Overdue More Than 90 Days                                                                                 --
   Not In Foreclosure                                                                                                 --
   Foreclosure In Process                                                                                             --
                                                                                                            -------------
OTHER LONG TERM ASSETS -- STATEMENT VALUE:                                                                  $          1
                                                                                                            -------------

COLLATERAL LOANS                                                                                            $         --
                                                                                                            -------------

BONDS AND STOCKS OF PARENTS, SUBSIDIARIES AND AFFILIATES -- BOOK VALUE:
   Bonds                                                                                                    $     61,725
   Preferred Stocks                                                                                                   --
   Common Stocks                                                                                                   5,239

BONDS AND SHORT-TERM INVESTMENTS BY MATURITY AND CLASS:
By Maturity -- Statement Value
   Due within one year or less                                                                              $    741,758
   Over 1 year through 5 years                                                                                 1,871,149
   Over 5 years through 10 years                                                                               2,017,974
   Over 10 years through 20 years                                                                                554,715
   Over 20 years                                                                                                 582,746
                                                                                     TOTAL BY MATURITY      $  5,768,342

By Class -- Statement Value
   Class 1                                                                                                  $  4,022,551
   Class 2                                                                                                     1,555,069
   Class 3                                                                                                       174,941
   Class 4                                                                                                        14,980
   Class 5                                                                                                           193
   Class 6                                                                                                           609
                                                                                        TOTAL BY CLASS      $  5,768,342
Total Publicly Traded                                                                                       $  4,328,795
Total Privately Placed                                                                                         1,439,547
                                                                                   TOTAL BY MAJOR TYPE      $  5,768,342

INVESTMENT BALANCES:
   Preferred Stocks -- Statement Value                                                                      $     13,254
   Common Stocks -- Market Value                                                                                  11,792
   Short-Term Investments -- Book Value                                                                          291,172
   Options, Caps, and Floors Owned -- Statement Value                                                            129,035
   Options, Caps, and Floors Written and Inforce -- Statement Value                                                   --
   Collar, Swap, and Forward Agreements Open -- Statement Value                                                    3,383
   Financial Futures Contracts Open -- Current Value                                                             242,442
   Cash on Deposit                                                                                                30,266
   Cash Equivalents                                                                                               24,420

LIFE INSURANCE IN FORCE:
   Industrial                                                                                               $         --
   Ordinary                                                                                                   75,456,572
   Credit Life                                                                                                        --
   Group Life                                                                                                    230,122

AMOUNT OF ACCIDENTAL DEATH INSURANCE IN FORCE UNDER:
   Ordinary Policies                                                                                        $     61,408

POLICIES WITH DISABILITY PROVISIONS IN FORCE:
   Industrial                                                                                               $         --
   Ordinary                                                                                                    5,579,085
   Credit Life                                                                                                        --
   Group Life                                                                                                      6,701

SUPPLEMENTARY CONTRACTS IN FORCE:
Ordinary -- Not Involving Life Contingencies
   Amount on Deposit                                                                                        $         --
   Income Payable                                                                                                     --

Ordinary -- Involving Life Contingencies
   Amount on Deposit                                                                                        $         --
   Income Payable                                                                                                  3,590

Group -- Not Involving Life Contingencies
   Amount on Deposit                                                                                        $         --
   Income Payable                                                                                                     --

Group -- Involving Life Contingencies
   Amount on Deposit                                                                                        $         --
   Income Payable                                                                                                     --

ANNUITIES:
Ordinary:
   Immediate -- Amount of Income Payable                                                                    $     56,505
   Deferred -- Fully Paid Account Balance                                                                     70,275,676
   Deferred -- Not Fully Paid  --  Account Balance                                                                69,461

Group:
   Amount of Income Payable                                                                                 $         93
   Fully Paid Account Balance                                                                                    472,192
   Not Fully Paid -- Account Balance                                                                                  --

ACCIDENT AND HEALTH INSURANCE -- PREMIUMS IN FORCE:
   Ordinary                                                                                                 $      1,373
   Group                                                                                                              --
   Credit                                                                                                             --

DEPOSIT FUNDS AND DIVIDEND ACCUMULATIONS:
   Deposit Funds -- Account Balance                                                                         $     42,854
   Dividend Accumulations -- Account Balance                                                                         137

2005 CLAIM PAYMENTS:
Group Accident & Health
   2005                                                                                                     $         --
   2004                                                                                                               --
   2003                                                                                                               --
   2002                                                                                                               --
   2001                                                                                                               --
   Prior                                                                                                              --

Other Accident & Health
   2005                                                                                                     $      1,017
   2004                                                                                                              219
   2003                                                                                                              169
   2002                                                                                                               54
   2001                                                                                                               59
   Prior                                                                                                             796

Other Coverages that use Development Methods to Calculate Claim Reserves
   2005                                                                                                     $         --
   2004                                                                                                               --
   2003                                                                                                               --
   2002                                                                                                               --
   2001                                                                                                               --
   Prior                                                                                                              --

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                 SCHEDULE II -- SUMMARY INVESTMENT SCHEDULE
                             DECEMBER 31, 2005
               (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

                                                                                                       DMITTED ASSETS AS
                                                                                 GROSS INVESTMENT       REPORTED IN THE
                                                                                     HOLDINGS         AANNUAL STATEMENT
                                                                                ------------------------------------------
                                                                                 Amount     Percent    Amount     Percent
                                                                                ------------------------------------------
INVESTMENT CATEGORIES
1.   Bonds
     1.1  U.S treasury securities                                               $  14,009      0.2    $  14,009      0.2
     1.2  U.S government agency and corporate obligations (excluding mortgage-backed securities):
          1.21 Issued by U.S. government agencies                                      --       --           --       --
          1.22 Issued by U.S. government sponsored agencies                            --       --           --       --
     1.3  Foreign government (Including Canada, excluding mortgage-backed
          securities)                                                              42,005      0.7       42,005      0.7
     1.4  Securities issued by states, territories and possessions and political subdivisions general obligations:
          1.41 State, territories and possessions general obligations               1,173      0.0        1,173      0.0
          1.42 Political subdivisions of states, territories & possessions &
               political subdivisions general obligations                              --       --           --       --
          1.43 Revenue and assessment obligations                                  35,000      0.5       35,000      0.5
          1.44 Industrial development and similar obligations                          --       --           --       --
     1.5  Mortgage-backed securities (includes residential and commercial
          MBS):
          1.51 Pass-through securities:
               1.511  Issued or guaranteed by GNMA                                 29,251      0.5       29,251      0.5
               1.512  Issued or guaranteed by FNMA and FHLMC                      591,995      9.2      591,995      9.2
               1.513  Privately issued                                                 --       --           --       --
          1.52 CMOs and REMICs:
               1.521  Issued or guaranteed by GNMA, FNMA, FHLMC or VA              49,033      0.8       49,033      0.8
               1.522  Issued by non-U.S. Government issuers and
                      collateralized by mortgage-backed securities issued or
                      guaranteed by agencies shown in Line 1.521                       --       --           --       --
               1.523  All other privately issued                                1,693,631     26.3    1,693,631     26.3
2.   Other debt and other fixed income securities (excluding short-term):
     2.1  Unaffiliated domestic securities (includes credit tenant loans
          rated by SVO)                                                         2,584,250     40.2    2,584,250     40.2
     2.2  Unaffiliated foreign securities                                         375,098      5.8      375,098      5.8
     2.3  Affiliated securities                                                    61,725      1.0       61,725      1.0
3.   Equity Interests:
     3.1  Investment in mutual funds                                                6,553      0.1        6,553      0.1
     3.2  Preferred stocks:
          3.21 Affiliated                                                          13,254      0.2       13,254      0.2
          3.22 Unaffiliated                                                            --       --           --       --
     3.3  Publicly traded equity securities (excluding preferred stocks):
          3.31 Affiliated                                                              --       --           --       --
          3.32 Unaffiliated                                                            --       --           --       --
     3.4  Other equity securities:
          3.41 Affiliated                                                           5,239      0.1        5,239      0.1
          3.42 Unaffiliated                                                            --       --           --       --
     3.5  Other equity securities including tangible personal property under lease:
          3.51 Affiliated                                                              --       --           --       --
          3.52 Unaffiliated                                                            --       --           --       --
4.   Mortgage loans:
     4.1  Construction and land development                                            --       --           --       --
     4.2  Agricultural                                                                 --       --           --       --
     4.3  Single family residential properties                                         --       --           --       --
     4.4  Multifamily residential properties                                           --       --           --       --
     4.5  Commercial loans                                                         98,529      1.5       98,529      1.5
     4.6  Mezzanine real estate loans                                                  --       --           --       --
5.   Real estate investments:
     5.1  Property occupied by company                                             25,425      0.4       25,425      0.4
     5.2  Property held for production of income                                       --       --           --       --
     5.3  Property held for sale                                                       --       --           --       --
6.   Policy loans                                                                 323,911      5.0      323,911      5.0
7.   Receivables for securities                                                       219      0.0          219      0.0
8.   Cash, cash equivalents and short-term investments                            345,858      5.4      345,858      5.4
9.   Other invested assets                                                        135,701      2.1      135,701      2.1
                                                                                -----------------------------------------
10.  TOTAL INVESTED ASSETS                                                      $6,431,859   100.0    $6,431,859   100.0
                                                                                -----------------------------------------

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
              SCHEDULE III -- INVESTMENT RISKS INTERROGATORIES
                                 DUE APRIL 1
                    FOR THE YEAR ENDED DECEMBER 31, 2005
               OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
             ADDRESS (CITY, STATE, ZIP CODE): SIMSBURY, CT 06089

NAIC Group Code              0091      NAIC Company Code           71153        Employer's ID Number        39-1052598

The Investment Risks Interrogatories are to be filed by April 1. They are also to be included with the Audited Statutory Financial Statements. Answer the following interrogatories by reporting the applicable U.S. dollar amounts and percentages of the reporting entity's total admitted assets held in that category of investments.

1.   Reporting entity's total admitted assets as reported on
     Page 2 of this annual statement.                                                                 $  6,776,645,754

2.   Ten largest exposures to a single
     issuer/borrower/investment.

                              1                                       2                 3                    4
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         Percentage
                                                                 Description                              of Total
Issuer                                                           of Exposure          Amount          Admitted Assets
---------------------------------------------------------------  ------------  ---------------------  -----------------
     2.01    JP Morgan Chase & Co                                Bond          $         70,449,118              1.040%
     2.02    HL Investment Advisers                              Bond          $         61,725,036              0.911%
     2.03    Core Investment Grade Bond Trust                    Bond          $         48,970,388              0.723%
     2.04    Morgan Stanley Tracers                              Bond          $         48,359,641              0.714%
     2.05    Hutchison Whampoa Limited                           Bond          $         48,131,779              0.710%
     2.06    CIT Group                                           Bond          $         43,149,726              0.637%
     2.07    MBNA Master Credit Card Tr                          Bond          $         36,867,142              0.544%
     2.08    Wyeth                                               Bond          $         36,293,160              0.536%
     2.09    Progress Energy Inc                                 Bond          $         36,223,305              0.535%
     2.10    Credit Suisse Group                                 Bond          $         35,976,562              0.531%

3. Amounts and percentages of the reporting entity's total admitted assets held in bonds and preferred stocks by NAIC rating.

Bonds                                                                                   1                    2
-----------------------------------------------------------------------------------------------------------------------
     3.01    NAIC-1                                                            $      4,022,551,020             59.359%
     3.02    NAIC-2                                                            $      1,555,068,049             22.947%
     3.03    NAIC-3                                                            $        174,940,978              2.582%
     3.04    NAIC-4                                                            $         14,980,333              0.221%
     3.05    NAIC-5                                                            $            193,216              0.003%
     3.06    NAIC-6                                                            $            608,473              0.009%

Preferred Stocks                                                                        3                    4
-----------------------------------------------------------------------------------------------------------------------
     3.07    P/RP-1                                                                                              0.000%
     3.08    P/RP-2                                                            $         13,253,576              0.196%
     3.09    P/RP-3                                                            $                                 0.000%
     3.10    P/RP-4                                                            $                                 0.000%
     3.11    P/RP-5                                                            $                                 0.000%
     3.12    P/RP-6                                                            $                                 0.000%

4. Assets held in foreign investments:
     4.01    Are assets held in foreign investments less than
             2.5% of the reporting entity's total admitted
             assets?                                                                        Yes / /             No |X|
     4.02    Total admitted assets held in foreign investments                 $        628,066,322              9.268%
     4.03    Foreign-currency-denominated investments                          $        114,798,997              1.694%
     4.04    Insurance liabilities denominated in that same
             foreign currency                                                  $                                 0.000%
     If response to 4.01 above is yes, responses are not
     required for interrogatories 5-10.

5.   Aggregate foreign investment exposure categorized by
     NAIC sovereign rating:
                                                                                        1                    2
                                                                               ----------------------------------------
     5.01    Countries rated NAIC-1                                            $        628,066,322              9.268%
     5.02    Countries rated NAIC-2                                            $                                 0.000%
     5.03    Countries rated NAIC-3 or below                                   $                                 0.000%

6.   Two largest foreign investment exposures to a single
     country, categorized by the country's NAIC sovereign
     rating:
                                                                                        1                    2
                                                                               ----------------------------------------
Countries rated NAIC-1:
     6.01    Country: United Kingdom                                           $        132,363,784              1.953%
     6.02    Country: Netherlands                                              $         82,874,156              1.223%

Countries rated NAIC-2:
     6.03    Country:                                                          $                                 0.000%
     6.04    Country:                                                          $                                 0.000%

Countries rated NAIC-3 or below:
     6.05    Country:                                                          $                                 0.000%
     6.06    Country:                                                          $                                 0.000%

                                                                                        1                    2
                                                                               ----------------------------------------
7.   Aggregate unhedged foreign currency exposure:                             $                                 0.000%

8.   Aggregate unhedged foreign currency exposure categorized
     by NAIC sovereign rating:
     8.01    Countries rated NAIC-1                                            $                                 0.000%
     8.02    Countries rated NAIC-2                                            $                                 0.000%
     8.03    Countries rated NAIC-3 or below                                   $                                 0.000%

9.   Two largest unhedged foreign currency exposures to a
     single country, categorized by the country's NAIC
     sovereign rating:
                                                                                        1                    2
                                                                               ----------------------------------------
Countries rated NAIC-1:
     9.01    Country:                                                          $                                 0.000%
     9.02    Country:                                                          $                                 0.000%

Countries rated NAIC-2:
     9.03    Country:                                                          $                                 0.000%
     9.04    Country:                                                          $                                 0.000%

Countries rated NAIC-3 or below:
     9.05    Country:                                                          $                                 0.000%
     9.06    Country:                                                          $                                 0.000%

10.  Ten largest non-sovereign (i.e. non-governmental)
     foreign issues:
                              1                                       2                 3                    4
-----------------------------------------------------------------------------------------------------------------------
Issuer                                                           NAIC Rating
---------------------------------------------------------------  ------------------------------------------------------
     10.01   HUTCHISON WHAMPOA LIMITED                           1FE           $         43,136,111              0.637%
     10.02   EDIZIONE HOLDING                                    1FE           $         24,980,047              0.369%
     10.03   FRANCE TELECOM                                      1FE           $         24,941,627              0.368%
     10.04   NORSKE SKOGINDUSTRIER ASA                           2FE           $         24,677,059              0.364%
     10.05   BNP PARIBAS                                         1FE           $         24,049,487              0.355%
     10.06   KBC GROUPE                                          1FE           $         21,207,646              0.313%
     10.07   BT GROUP PLC                                        1FE           $         20,209,280              0.298%
     10.08   HUNTER DOUGLAS NV                                   1             $         20,000,000              0.295%
     10.09   SCOTTISH POWER PLC                                  2FE           $         19,896,647              0.294%
     10.10   TELEFONICA SA                                       1FE           $         18,634,071              0.275%

11.  Amounts and percentages of the reporting entity's total admitted assets held in Canadian investments and
     unhedged Canadian currency exposure:
     11.01   Are assets held in Canadian investments less
             than 2.5% of the reporting entity's total
             admitted assets?                                                               Yes / /             No |X|
             If response to 11.01 is yes, detail is not
             required for the remainder of Interrogatory 11.
     11.02   Total admitted assets held in Canadian
             Investments                                                       $        201,239,073              2.970%
     11.03   Canadian currency-denominated investments                         $         10,000,000              0.148%
     11.04   Canadian-denominated insurance liabilities                        $                                 0.000%
     11.05   Unhedged Canadian currency exposure                               $                                 0.000%

12.  Report aggregate amounts and percentages of the
     reporting entity's total admitted assets held in
     investments with contractual sales restrictions.
     12.01   Are assets held in investments with contractual
             sales restrictions less than 2.5% of the
             reporting entity's total admitted assets?                                      Yes |X|             No / /
             If response to 12.01 is yes, responses are not
             required for the remainder of Interrogatory 12.

                              1                                                         2                    3
-----------------------------------------------------------------------------------------------------------------------
     12.02   Aggregate statement value of investments with                     $                                 0.000%
             contractual sales restrictions:
     12.03                                                                     $                                 0.000%
     12.04                                                                     $                                 0.000%
     12.05                                                                     $                                 0.000%

13.  Amounts and percentages of admitted assets held in the
     largest 10 equity interests:
     13.01   Are assets held in equity interest less than
             2.5% of the reporting entity's total admitted
             assets?                                                                        Yes |X|             No / /
             If response to 13.01 above is yes, responses are
             not required for the remainder of Interrogatory
             13.

                              1                                                         2                    3
-----------------------------------------------------------------------------------------------------------------------
Name of Issuer
---------------------------------------------------------------
     13.02                                                                     $                                 0.000%
     13.03                                                                     $                                 0.000%
     13.04                                                                     $                                 0.000%
     13.05                                                                     $                                 0.000%
     13.06                                                                     $                                 0.000%
     13.07                                                                     $                                 0.000%
     13.08                                                                     $                                 0.000%
     13.09                                                                     $                                 0.000%
     13.10                                                                     $                                 0.000%
     13.11                                                                     $                                 0.000%
14.  Amounts and percentages of the reporting entity's total admitted assets held in nonaffiliated, privately placed
     equities:
     14.01   Are assets held in nonaffiliated, privately
             placed equities less than 2.5% of the reporting
             entity's total admitted assets?                                                Yes |X|             No / /
             If response to 14.01 above is yes, responses are
             not required for the remainder of Interrogatory
             14.

                              1                                                         2                    3
-----------------------------------------------------------------------------------------------------------------------
     14.02   Aggregate statement value of investments held in                  $                                 0.000%
             nonaffiliated, privately placed equities:
             Largest 3 investments held in nonaffiliated,
             privately placed equities:
     14.03                                                                     $                                 0.000%
     14.04                                                                     $                                 0.000%
     14.05                                                                     $                                 0.000%
15.  Amounts and percentages of the reporting entity's total admitted assets held in general partnership interests:
     15.01   Are assets held in general partnership interests
             less than 2.5% of the reporting entity's total
             admitted assets?                                                               Yes |X|             No / /
             If response to 15.01 above is yes, responses are
             not required for the remainder of Interrogatory
             15.

                              1                                                         2                       3
-----------------------------------------------------------------------------------------------------------------------
     15.02   Aggregate statement value of investments held in                  $                                 0.000%
             general partnership interests:
             Largest 3 investments in general partnership
             interests:
     15.03                                                                     $                                 0.000%
     15.04                                                                     $                                 0.000%
     15.05                                                                     $                                 0.000%
16.  Amounts and percentages of the reporting entity's total admitted assets held in mortgage loans:
     16.01   Are mortgage loans reported in Schedule B less
             than 2.5% of the reporting entity's total
             admitted assets?                                                               Yes |X|             No / /
             If response to 16.01 above is yes, responses are
             not required for the remainder of Interrogatory
             16 and Interrogatory 17.

                              1                                                         2                    3
-----------------------------------------------------------------------------------------------------------------------
Type (Residential, Commercial, Agricultural)
---------------------------------------------------------------
     16.02                                                                     $                                 0.000%
     16.03                                                                     $                                 0.000%
     16.04                                                                     $                                 0.000%
     16.05                                                                     $                                 0.000%
     16.06                                                                     $                                 0.000%
     16.07                                                                     $                                 0.000%
     16.08                                                                     $                                 0.000%
     16.09                                                                     $                                 0.000%
     16.10                                                                     $                                 0.000%
     16.11                                                                     $                                 0.000%

Amount and percentage of the reporting entity's total
   admitted assets held in the following categories of
   mortgage loans:
                                                                                      Loans
                                                                               ----------------------------------------
     16.12   Construction loans                                                $                                 0.000%
     16.13   Mortgage loans over 90 days past due                              $                                 0.000%
     16.14   Mortgage loans in the process of foreclosure                      $                                 0.000%
     16.15   Mortgage loans foreclosed                                         $                                 0.000%
     16.16   Restructured mortgage loans                                       $                                 0.000%

17.  Aggregate mortgage loans having the
     following loan-to-value ratios as
     determined from the most current
     appraisal as of the annual statement
     date:

Loan-to-value                                    Residential             Commercial                Agricultural
                                               1           2          3            4              5            6
                                             --------------------------------------------------------------------------
     17.01   above 95%                       $              0.000%        $          0.000%            $         0.000%
     17.02   91% to 95%                      $              0.000%        $          0.000%            $         0.000%
     17.03   81% to 90%                      $              0.000%        $          0.000%            $         0.000%
     17.04   71% to 80%                      $              0.000%        $          0.000%            $         0.000%
     17.05   below 70%                       $              0.000%        $          0.000%            $         0.000%
18.  Amounts and percentages of the
     reporting entity's total admitted
     assets held in each of the five
     largest investments in real estate:
     18.01   Are assets held in real
             estate reported less than
             2.5% of the reporting
             entity's total admitted
             assets?                                                                             Yes |X|        No / /
             If response to 18.01 above
             is yes, responses are not
             required for the remainder
             of Interrogatory 18.
     Largest five investments in any one
     parcel or group of contiguous
     parcels of real estate.

Description                                                                                       2            3
-----------------------------------------------------------------------------------------------------------------------
     18.02                                                                                   $                   0.000%
     18.03                                                                                   $                   0.000%
     18.04                                                                                   $                   0.000%
     18.05                                                                                   $                   0.000%
     18.06                                                                                   $                   0.000%
19.  Amounts and percentages of the
     reporting entity's total admitted
     assets subject to the following
     types of agreements:

                                                           At Year-End                 At End of Each Quarter
                                                                                1st Qtr        2nd Qtr      3rd Qtr
                                                           1          2            3              4            5
                                                      -----------------------------------------------------------------
     19.01   Securities lending (do not
             include assets held as
             collateral for such
             transactions)                            $128,082,255    1.890%  $143,410,519   $153,896,869 $118,519,806
     19.02   Repurchase agreements                    $               0.000%  $              $            $
     19.03   Reverse repurchase agreements            $               0.000%  $              $            $
     19.04   Dollar repurchase agreements             $               0.000%  $              $            $
     19.05   Dollar reverse repurchase
             agreements                               $               0.000%  $              $            $
20.  Amounts and percentages indicated
     below for warrants not attached to
     other financial instruments,
     options, caps and floors:
                                                                            Owned                     Written
                                                                   ------------------------  --------------------------
                                                                      1            2              3            4
     20.01   Hedging                                               $                 0.000%  $                   0.000%
     20.02   Income generation                                     $                 0.000%  $                   0.000%
     20.03   Other                                                 $177,935          0.003%  $                   0.000%
21.  Amounts and percentages of the
     reporting entity's total admitted
     assets of potential exposure for
     collars, swaps, and forwards:
                                                           At Year-End                 At End of Each Quarter
                                                                                1st Qtr        2nd Qtr      3rd Qtr
                                                           1          2            3              4            5
                                                      -----------------------------------------------------------------
     21.01   Hedging                                  $               0.000%  $              $            $
     21.02   Income generation                        $               0.000%  $              $            $
     21.03   Replications                             $               0.000%  $              $            $
     21.04   Other                                    $ 3,382,829     0.050%  $ (4,764,840)  $  (126,458) $  5,213,154
22.  Amounts and percentages of the
     reporting entity's total admitted
     assets of potential exposure for
     futures contracts:
                                                           At Year-End                 At End of Each Quarter
                                                                                1st Qtr        2nd Qtr      3rd Qtr
                                                           1          2            3              4            5
                                                      -----------------------------------------------------------------
     22.01   Hedging                                  $               0.000%  $              $            $
     22.02   Income generation                        $               0.000%  $              $            $
     22.03   Replications                             $               0.000%  $              $            $
     22.04   Other                                    $    30,728     0.000%  $              $            $     66,099

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)    All financial statements are included in Part A and Part B of the
       Registration Statement.
(b)    (1)    Resolution of the Board of Directors of Hartford Life and Annuity
              Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)
       (2)    Not applicable.
       (3)    (a) Form of Principal Underwriter Agreement.(1)
       (3)    (b) Form of Dealer Agreement.(2)
       (4)    Form of Individual Flexible Premium Variable Annuity Contract.(3)
       (5)    Form of Application.(3)
       (6)    (a) Certificate of Incorporation of Hartford.(4)
       (6)    (b) Bylaws of Hartford.(4)
       (7)    Not applicable.
       (8)    Fund Participation Agreements.(5)
       (9)    Opinion and Consent of Richard J. Wirth, Senior Counsel.
       (10)   Consent of Deloitte & Touche LLP.
       (11)   No financial statements are omitted.
       (12)   Not applicable.
       (99)   Copy of Power of Attorney.

------------

(1) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-76419, filed on June 21, 1999.

(2) Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 33-73568, filed on May 1, 1996.

(3) Incorporated by reference to Pre-Effective Amendment No. 1, to the Registration Statement File No. 333-101923, filed on April 7, 2003.

(4) Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, File No. 333-69487, filed on April 9, 2001.

(5) Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-76419, filed on June 15, 2000.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME                                POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Robert Arena                        Vice President
------------------------------------------------------------------------------------------------------------------
David G. Bedard                     Senior Vice President
------------------------------------------------------------------------------------------------------------------
David A. Carlson                    Senior Vice President, Director
------------------------------------------------------------------------------------------------------------------
Richard G. Costello                 Vice President and Secretary
------------------------------------------------------------------------------------------------------------------
Rochelle S. Cummings                Vice President
------------------------------------------------------------------------------------------------------------------
James Davey                         Vice President
------------------------------------------------------------------------------------------------------------------
Charles J. DiVencenzo, Jr.          Vice President
------------------------------------------------------------------------------------------------------------------
Christopher M. Grinnell             Assistant Vice President
------------------------------------------------------------------------------------------------------------------
Susan M. Hess                       Assistant Vice President
------------------------------------------------------------------------------------------------------------------
George R. Jay                       Assistant Vice President
------------------------------------------------------------------------------------------------------------------
Stephen T. Joyce                    Senior Vice President
------------------------------------------------------------------------------------------------------------------
Michael L. Kalen                    Executive Vice President, Director*
------------------------------------------------------------------------------------------------------------------
Thomas P. Kalmbach                  Assistant Vice President and Actuary
------------------------------------------------------------------------------------------------------------------
Patrice Kelly-Ellis                 Senior Vice President
------------------------------------------------------------------------------------------------------------------
Deborah Koltenuk                    Vice President
------------------------------------------------------------------------------------------------------------------
Joseph F. Mahoney                   Vice President
------------------------------------------------------------------------------------------------------------------
Thomas M. Marra                     President, Chief Executive Officer and Chairman of the Board, Director*
------------------------------------------------------------------------------------------------------------------
Kenneth A. McCullum                 Vice President and Actuary
------------------------------------------------------------------------------------------------------------------
Ernest M. McNeill, Jr.              Vice President and Chief Accounting Officer*
------------------------------------------------------------------------------------------------------------------
Jonathan L. Mercier                 Assistant Vice President
------------------------------------------------------------------------------------------------------------------
Peter J. Michalik                   Vice President
------------------------------------------------------------------------------------------------------------------
John J. Mittelstadt                 Assistant Vice President
------------------------------------------------------------------------------------------------------------------
Colleen B. Pernerewski              Chief Compliance Officer of Separate Accounts
------------------------------------------------------------------------------------------------------------------
Craig R. Raymond                    Senior Vice President
------------------------------------------------------------------------------------------------------------------
Michael J. Roscoe                   Vice President and Actuary
------------------------------------------------------------------------------------------------------------------
Wade A. Seward                      Vice President
------------------------------------------------------------------------------------------------------------------
Martin A. Swanson                   Vice President
------------------------------------------------------------------------------------------------------------------
James E. Trimble                    Senior Vice President and Chief Actuary
------------------------------------------------------------------------------------------------------------------
Charles N. Vest                     Vice President and Actuary
------------------------------------------------------------------------------------------------------------------
John C. Walters                     Executive Vice President, Director*
------------------------------------------------------------------------------------------------------------------
Lizabeth H. Zlatkus                 Executive Vice President, Director*
------------------------------------------------------------------------------------------------------------------
David M. Znamierowski               Executive Vice President and Chief Investment Officer, Director*
------------------------------------------------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

* Denotes Board of Directors.

Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT. INCORPORATED BY REFERENCE TO POST-EFFECTIVE AMENDMENT NO. 10 TO THE REGISTRATION STATEMENT FILE NO. 333-119414, FILED ON APRIL 7, 2006.

Item 27.  NUMBER OF CONTRACT OWNERS

     As of June 30, 2006, there were 211,247 Contract Owners.

Item 28.  INDEMNIFICATION

     Sections 33-770 to 33-779, inclusive, of the Connecticut General Statutes provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to Section 33-636(b)(5), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(b)(5). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

     Section 33-771(e) provides that a corporation incorporated prior to January 1, 1995, must, except to the extent that the certificate of incorporation provides otherwise, indemnify a director to the extent that indemnification is permissible under Sections 33-770 to 33-779, inclusive. Section 33-776(d) sets forth a similar provision with respect to officers, employees and agents of a corporation.

       1. Based on the statutes referenced above, the Depositor must indemnify a director if the director:

           A.  conducted himself in good faith;

           B. reasonably believed (a) in the case of conduct in his official capacity, that his conduct was in the best interests of the corporation or (b) in all other cases, that his conduct was at least not opposed to the best interests of the corporation; and

           C. in the case of any criminal proceeding, had no reasonable cause to believe his conduct was unlawful; or

       2. engaged in conduct for which broader indemnification had been made permissible or obligatory under a provision of the Depositor's certificate of incorporation.

     In addition, the Depositor must indemnify officers, employees and agents for liability if the individual:

           A.  conducted himself in good faith;

           B. reasonably believed (a) in the case of conduct in his official capacity, that his conduct was in the best interests of the corporation or (b) in all other cases, that his conduct was at least not opposed to the best interests of the corporation; and

           C. in the case of any criminal proceeding, had no reasonable cause to believe his conduct was unlawful.

     Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  PRINCIPAL UNDERWRITERS

       (a) HSD acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - DC Variable Account

     Hartford Life Insurance Company - Separate Account One

     Hartford Life Insurance Company - Separate Account Two

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     II)

     Hartford Life Insurance Company - Separate Account Two (QP Variable
     Account)

     Hartford Life Insurance Company - Separate Account Two (Variable Account
     "A")

     Hartford Life Insurance Company - Separate Account Two (NQ Variable
     Account)

     Hartford Life Insurance Company - Separate Account Ten

     Hartford Life Insurance Company - Separate Account Three

     Hartford Life Insurance Company - Separate Account Five

     Hartford Life Insurance Company - Separate Account Seven

     Hartford Life Insurance Company - Separate Account Eleven

     Hartford Life Insurance Company - Separate Account Twelve

     Hartford Life and Annuity Insurance Company - Separate Account One

     Hartford Life and Annuity Insurance Company - Separate Account Ten

     Hartford Life and Annuity Insurance Company - Separate Account Three

     Hartford Life and Annuity Insurance Company - Separate Account Five

     Hartford Life and Annuity Insurance Company - Separate Account Six

     Hartford Life and Annuity Insurance Company - Separate Account Seven

     American Maturity Life Insurance Company - Separate Account AMLVA

     American Maturity Life Insurance Company - Separate Account One

     Nutmeg Life Insurance Company - Separate Account One

       (b) Directors and Officers of HSD

                                                        POSITIONS AND OFFICES
NAME                                                       WITH UNDERWRITER
-------------------------------------------------------------------------------------------------------
David A. Carlson               Senior Vice President and Deputy Chief Financial Officer
Richard G. Costello            Vice President and Secretary
Anthony Dowling                Chief Compliance Officer
Stephen T. Joyce               Senior Vice President
Thomas M. Marra                Director
Martin A. Swanson              Vice President
John C. Walters                Chief Executive Officer, Director
William Wilcox                 Chief Legal Officer
Lizabeth H. Zlatkus            Director

     Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 31.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 32.  UNDERTAKINGS

       (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

       (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

       (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 1st day of August, 2006.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY -
SEPARATE ACCOUNT SEVEN
(Registrant)

By:    Thomas M. Marra                      *By:   /s/ Richard J. Wirth
       -----------------------------------         -----------------------------------
       Thomas M. Marra,                            Richard J. Wirth
       President, Chief Executive Officer          Attorney-in-Fact
       and
       Chairman of the Board*

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
(Depositor)

By:    Thomas M. Marra
       -----------------------------------
       Thomas M. Marra,
       President, Chief Executive Officer
       and
       Chairman of the Board*

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

Michael L. Kalen, Executive Vice President, Director*
Glenn D. Lammey, Chief Financial Officer*
Thomas M. Marra, President, Chief Executive Officer and Chairman
  of the Board, Director*
Ernest M. McNeill, Jr., Vice President & Chief Accounting
  Officer*
John C. Walters, Executive Vice President, Director*               *By:   /s/ Richard J. Wirth
                                                                          -----------------------------------
Lizabeth H. Zlatkus, Executive Vice President, Director*                  Richard J. Wirth
                                                                          Attorney-in-Fact
David M. Znamierowski, Executive Vice President & Chief            Date:  August 1, 2006
  Investment Officer, Director*

333-101933

                                 EXHIBIT INDEX

      (9)  Opinion and Consent of Richard J. Wirth, Senior Counsel.
     (10)  Consent of Deloitte & Touche LLP.
     (99)  Copy of Power of Attorney.